UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2010

Date of reporting period:	9/30/2010

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 83.4%

AFFILIATED MUTUAL FUNDS(w) — 59.6%
AST Cohen & Steers Realty Portfolio	43,712,915	$246,103,709
AST Federated Aggressive Growth Portfolio	373,175	3,074,964
AST Global Real Estate Portfolio	34,567,231	265,476,336
AST Goldman Sachs Concentrated Growth Portfolio	3,253,249	81,656,560
AST Goldman Sachs Mid-Cap Growth Portfolio*	14,850,442	73,658,191
AST High Yield Portfolio	45,765,146	329,966,704
AST International Growth Portfolio	32,768,130	351,274,353
AST International Value Portfolio	27,484,422	404,845,543
AST Jennison Large-Cap Growth Portfolio	4,454,217	48,461,877
AST Jennison Large-Cap Value Portfolio	3,987,376	42,944,043
AST Large-Cap Value Portfolio	14,079,897	170,085,158
AST Marsico Capital Growth Portfolio	3,789,374	64,608,828
AST MFS Growth Portfolio	9,216,651	80,461,360
AST Mid-Cap Value Portfolio	8,455,327	89,119,145
AST Money Market Portfolio	125,867	125,867
AST Neuberger Berman Mid-Cap Growth Portfolio*	3,882,109	73,100,108
AST Parametric Emerging Markets Equity Portfolio	46,116,138	428,880,082
AST PIMCO Limited Maturity Bond Porfolio	64,605	686,750
AST PIMCO Total Return Bond Portfolio	18,737,012	230,839,986
AST QMA US Equity Alpha Portfolio	15,967,555	160,952,957
AST Small-Cap Growth Portfolio	206,013	3,526,948
AST Small-Cap Value Portfolio	10,171,716	119,517,659
AST T. Rowe Price Large-Cap Growth Portfolio*	4,431,763	48,882,349
AST T. Rowe Price Natural Resources Portfolio	2,088,615	39,558,367
AST Value Portfolio	9,247,421	71,575,040
AST Western Asset Core Plus Bond Portfolio	9,297,661	98,648,187

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,084,788,276)		3,528,031,071

COMMON STOCKS — 6.3%

Aerospace & Defense
Alliant Techsystems, Inc.*	2,500	188,500
BE Aerospace, Inc.*	1,100	33,341
GenCorp, Inc.*	8,400	41,328
General Dynamics Corp.	4,300	270,083
HEICO Corp.	1,750	79,870
Herley Industries, Inc.*	2,700	44,550
ITT Corp.	1,500	70,245
L-3 Communications Holdings, Inc.	2,700	195,129
LMI Aerospace, Inc.*	700	11,144
Northrop Grumman Corp.	6,300	381,969
Raytheon Co.	9,000	411,390
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	8,100	161,433

		1,888,982

Agriculture
Universal Corp.	325	313,300

Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.*	7,000	42,630
C.H. Robinson Worldwide, Inc.	76,727	5,364,752
FedEx Corp.	2,200	188,100
HUB Group, Inc. (Class A Stock)*	52,809	1,545,191
United Parcel Service, Inc. (Class B Stock)	52,270	3,485,886

		10,626,559

Airlines
AirTran Holdings, Inc.*	15,984	117,482
Alaska Air Group, Inc.*	3,200	163,296
Delta Air Lines, Inc.*	30,500	355,020
ExpressJet Holdings, Inc.*	44,458	296,535
UAL Corp.*	16,431	388,265

		1,320,598

Auto Components
Gentex Corp.	6,000	117,060
Johnson Controls, Inc.	4,600	140,300
TRW Automotive Holdings Corp.*	9,400	390,664

		648,024

Auto Parts & Equipment
ATC Technology Corp.*	36,958	914,341

Automobile Manufacturers
Wabash National Corp.*	19,607	158,621

Automobiles
Thor Industries, Inc.	6,000	200,400
Winnebago Industries, Inc.*	6,400	66,688

		267,088

Beverages
SkyPeople Fruit Juice, Inc.*	39,473	184,734

Biotechnology — 0.1%
Abraxis Bioscience, Inc.*	12,908	998,305
Alexion Pharmaceuticals, Inc.*	3,200	205,952
Amgen, Inc.*	1,800	99,198
Biogen Idec, Inc.*	3,200	179,584
Celgene Corp.*	7,700	443,597
Genzyme Corp.*	8,200	580,478
Martek Biosciences Corp.*	2,300	52,049
Myriad Genetics, Inc.*	7,600	124,716
NPS Pharmaceuticals, Inc.*	14,410	98,564
PDL BioPharma, Inc.	48,900	257,214
Spectrum Pharmaceuticals, Inc.*	18,200	75,894
Vertex Pharmaceuticals, Inc.*	1,300	44,941
WuXi PharmaTech Cayman, Inc., ADR (Cayman Islands)*	44,064	756,138
Zymogenetics, Inc.*	8,524	83,109

		3,999,739

Building Products
Armstrong World Industries, Inc.*	4,400	182,644
Gibraltar Industries, Inc.*	3,000	26,940
Griffon Corp.*	1,900	23,161
Lennox International, Inc.	6,600	275,154
Owens Corning*	16,100	412,643

		920,542

Capital Markets
American Capital Ltd.*	9,300	54,033
Ameriprise Financial, Inc.	2,300	108,859
Ares Capital Corp.	1,100	17,215
Cowen Group, Inc. (Class A Stock)*	11,500	37,835
E*Trade Financial Corp.*	31,400	456,556
Fifth Street Finance Corp.	3,200	35,648
GFI Group, Inc.	38,400	178,176
Goldman Sachs Group, Inc. (The)	1,400	202,412
LaBranche & Co., Inc.*	7,200	28,080
Oppenheimer Holdings, Inc. (Class A Stock)	1,400	39,130
Solar Capital Ltd.	4,300	92,235
SWS Group, Inc.	7,200	51,624
TICC Capital Corp.	10,500	108,675

		1,410,478

Chemicals — 0.1%
Ashland, Inc.	7,000	341,390
Cabot Corp.	6,100	198,677
Celanese Corp. (Class A Stock)	14,300	459,030
Cytec Industries, Inc.	3,200	180,416
Eastman Chemical Co.	4,200	310,800
Fuller (H.B.) Co.	5,900	117,233
Grace, (W.R.) & Co.*	4,300	120,142
Kraton Performance Polymers, Inc.*	6,222	168,927
Lubrizol Corp. (The)	5,000	529,850
Nalco Holding Co.	8,100	204,201
Omnova Solutions, Inc.*	19,500	140,205
PolyOne Corp.*	10,900	131,781
Potash Corp. of Saskatchewan, Inc. (Canada)	2,200	316,888
Scotts Miracle-Gro Co. (The) (Class A Stock)	900	46,557
Solutia, Inc.*	6,800	108,936
Spartech Corp.*	11,800	96,878
Stepan Co.	3,300	195,063
Valspar Corp. (The)	1,000	31,850
Zep, Inc.	2,300	40,112

		3,738,936

Commercial Banks
Ameris Bancorp.*	2,053	19,196
Banco Latinoamericano de Comercio Exterior SA (Panama)	2,300	33,235
Camden National Corp.	400	13,860
Cardinal Financial Corp.	15,200	146,072
Central Jersey Bancorp*	31,500	234,045
Community Trust Bancorp, Inc.	1,200	32,508
First Bancorp	2,800	38,136
First Citizens BancShares, Inc. (Class A Stock)	200	37,054
First Commonwealth Financial Corp.	8,300	45,235
First Community Bancshares, Inc.	800	10,320
Fulton Financial Corp.	22,300	202,038
Lakeland Bancorp, Inc.	3,200	26,976
PNC Financial Services Group, Inc.	300	15,573
SCBT Financial Corp.	2,200	68,618
Smithtown Bancorp, Inc.*	28,364	108,350
State Bancorp, Inc.	1,300	11,674
Sun Bancorp, Inc.*	835	4,259
Tower Bancorp, Inc.	400	8,108
U.S. Bancorp	1,800	38,916
UBS AG (Switzerland)	2,200	61,600
Webster Financial Corp.	1,700	29,852
Wells Fargo & Co.	7,300	183,449
WesBanco, Inc.	1,600	26,144

		1,395,218

Commercial Services — 0.1%
Cardtronics, Inc.*	5,319	82,072
CBIZ, Inc.*	18,727	111,051
Diamond Management & Technology Consultants, Inc.	44,176	552,200
Dollar Thrifty Automotive Group, Inc.*	13,141	658,890
Hewitt Associates, Inc. (Class A Stock)*	18,717	943,898
Prospect Medical Holdings, Inc.*	3,751	31,884
RCM Technologies, Inc.*	58,480	294,739

		2,674,734

Commercial Services & Supplies — 0.4%
Avery Dennison Corp.	6,100	226,432
Consolidated Graphics, Inc.*	1,600	66,320
Copart, Inc.*	8,300	273,651
Courier Corp.	1,900	27,018
Deluxe Corp.	5,800	110,954
Ennis, Inc.	6,700	119,863
GEO Group, Inc. (The)*	173,140	4,042,819
IESI-BFC Ltd. (NYSE) (Canada)	140,170	3,208,491
IESI-BFC Ltd. (XTSE) (Canada)	144,900	3,315,138
M&F Worldwide Corp.*	6,300	153,405
Republic Services, Inc.	197,458	6,020,494
RR Donnelley & Sons Co.	16,700	283,232
Schawk, Inc.	3,100	57,226
Shanks Group PLC (United Kingdom)	1,213,266	2,147,964
Verisk Analytics, Inc. (Class A Stock)*	5,963	167,024
Waste Management, Inc.	74,293	2,655,232

		22,875,263

Communications Equipment
Arris Group, Inc.*	11,900	116,263
Aruba Networks, Inc.*	8,600	183,524
EchoStar Corp. (Class A Stock)*	1,700	32,436
F5 Networks, Inc.*	5,600	581,336
Harris Corp.	3,400	150,586
Juniper Networks, Inc.*	3,600	109,260
Plantronics, Inc.	4,200	141,876
Riverbed Technology, Inc.*	12,700	578,866

		1,894,147

Computer Services & Software
ArcSight, Inc.*	5,800	252,648
Bowne & Co., Inc.	88,435	1,001,969
DivX, Inc.*	13,410	127,797

Netezza Corp.*	1,100	29,645
Novell, Inc.*	30,100	179,697
Phoenix Technologies Ltd.*	60,850	237,315
Radiant Systems, Inc.*	607	10,380

		1,839,451

Computers & Peripherals
Electronics for Imaging, Inc.*	10,300	124,836
Hewlett-Packard Co.	3,200	134,624
Isilon Systems, Inc.*	7,500	167,100
QLogic Corp.*	2,900	51,156
SanDisk Corp.*	500	18,325
Seagate Technology (Ireland)*	26,200	308,636
Western Digital Corp.*	8,600	244,154
Xyratex Ltd. (Bermuda)*	5,500	81,620

		1,130,451

Construction & Engineering — 0.2%
Chicago Bridge & Iron Co. NV (Netherlands)*	183,014	4,474,692
EMCOR Group, Inc.*	2,100	51,639
Ferrovial SA (Spain)	362,214	3,386,899
Great Lakes Dredge & Dock Corp.	13,900	80,759
KBR, Inc.	1,800	44,352
MasTec, Inc.*	7,600	78,432
Quanta Services, Inc.*	135,975	2,594,403
URS Corp.*	5,100	193,698
Vinci SA (France)	63,590	3,187,562

		14,092,436

Construction Materials
Headwaters, Inc.*	3,600	12,960

Consumer Finance
Advance America Cash Advance Centers, Inc.	5,000	20,150
Capital One Financial Corp.	4,300	170,065
First Cash Financial Services, Inc.*	2,400	66,600
Nelnet, Inc. (Class A Stock)	9,700	221,936
SLM Corp.*(g)	33,500	386,925

		865,676

Consumer Products & Services
Central Garden & Pet Co.*	16,551	170,972

Containers & Packaging
AEP Industries, Inc.*	3,400	80,308
Ball Corp.	4,700	276,595
Boise, Inc.*	36,600	237,534
CryoPort, Inc.*	71,429	54,286
Pactiv Corp.*	28,200	930,036
Rock-Tenn Co. (Class A Stock)	800	39,848
Temple-Inland, Inc.	13,100	244,446

		1,863,053

Distributors
LKQ Corp.*	9,700	201,760

Diversified Consumer Services
Capella Education Co.*	1,500	116,430
Career Education Corp.*	7,700	165,319
DeVry, Inc.	8,200	403,522
Education Management Corp.*	6,100	89,548
ITT Educational Services, Inc.*	1,000	70,270
Lincoln Educational Services Corp.*	3,900	56,199
Service Corp. International	4,800	41,376
Universal Technical Institute, Inc.	7,400	144,670
Weight Watchers International, Inc.	1,500	46,785

		1,134,119

Diversified Financial Services
AmeriCredit Corp.*	29,157	713,180
Bank of America Corp.	11,400	149,454
Compass Diversified Holdings	8,000	129,280
Evercore Partners, Inc. (Class A Stock)	5,846	167,254
GLG Partners, Inc.*	125,501	564,755
MSCI, Inc. (Class A Stock)*	11,300	375,273
NYSE Euronext, Inc.	1,600	45,712

		2,144,908

Diversified Telecommunication Services — 0.2%
AboveNet, Inc.*	2,000	104,180
Alaska Communications Systems Group, Inc.	124,301	1,261,655
AT&T, Inc.	3,200	91,520
BCE, Inc. (Canada)	80,000	2,600,000
Chunghwa Telecom Co. Ltd., ADR (Taiwan)	118,863	2,664,908
City Telecom HK Ltd., ADR (Hong Kong)	146,983	1,844,637
Iliad SA (France)	25,880	2,696,524
Verizon Communications, Inc.	11,000	358,490

		11,621,914

Electric
Allegheny Energy, Inc.	54,331	1,332,196
Dynegy, Inc.*	77,173	375,833
Maine & Maritimes Corp.	217	9,743
Mirant Corp.*	2,606	25,956

		1,743,728

Electric Utilities — 0.5%
CEZ A/S (Czech Republic)	47,105	2,109,201
Cia Energetica de Minas Gerais, ADR (Brazil)	250,811	4,110,792
CPFL Energia SA (Brazil)	93,179	2,142,236
CPFL Energia SA, 144A (Brazil)	52,700	1,211,602
DPL, Inc.	7,700	201,201
Edison International	6,800	233,852
EDP — Energias do Brasil SA (Brazil)	101,516	2,176,714
EDP — Energias do Brasil SA, 144A (Brazil)	33,300	714,021
Enersis SA, ADR (Chile)	134,448	3,160,873
Entergy Corp.	34,112	2,610,591
Fortum Oyj (Finland)	81,812	2,140,268
Great Plains Energy, Inc.	139,281	2,632,411
NV Energy, Inc.	22,700	298,505
Portland General Electric Co.	6,200	125,736
PPL Corp.	95,271	2,594,229
UIL Holdings Corp.	6,598	185,800

		26,648,032

Electrical Equipment
AMETEK, Inc.	900	42,993
Cooper Industries PLC (Ireland)	3,700	181,041
Franklin Electric Co., Inc.	1,600	53,056
Hubbell, Inc. (Class B Stock)	3,900	197,925
LaBarge, Inc.*	800	9,992

Polypore International, Inc.*	2,600	78,416
Regal-Beloit Corp.	1,700	99,773
Rockwell Automation, Inc.	5,200	320,996
Roper Industries, Inc.	900	58,662
Thomas & Betts Corp.*	4,600	188,692
Vicor Corp.	2,900	42,369

		1,273,915

Electronic Components & Equipment
L-1 Identity Solutions, Inc.*	33,419	392,005
NU Horizons Electronics Corp.*	8,809	61,223
RAE Systems, Inc.*	54,897	86,188

		539,416

Electronic Equipment & Instruments
Arrow Electronics, Inc.*	5,600	149,688
Avnet, Inc.*	13,900	375,439
AVX Corp.	4,700	64,954
Brightpoint, Inc.*	19,100	133,509
Checkpoint Systems, Inc.*	700	14,245
Corning, Inc.	1,900	34,732
Dolby Laboratories, Inc. (Class A Stock)*	800	45,448
Ingram Micro, Inc. (Class A Stock)*	16,200	273,132
Itron, Inc.*	2,100	128,583
Jabil Circuit, Inc.	29,700	427,977
Keithley Instruments, Inc.	10,935	235,212
Multi-Fineline Electronix, Inc.*	1,300	28,587
National Instruments Corp.	5,800	189,428
Power-One, Inc.*	2,000	18,180
Vishay Intertechnology, Inc.*	1,700	16,456

		2,135,570

Energy Equipment & Services
Atwood Oceanics, Inc.*	15,400	468,930
Complete Production Services, Inc.*	6,800	139,060
Dresser-Rand Group, Inc.*	13,100	483,259
Halliburton Co.	7,300	241,411
Helmerich & Payne, Inc.	5,200	210,392
Nabors Industries Ltd. (Bermuda)*	2,900	52,374
Oil States International, Inc.*	3,200	148,960
RPC, Inc.	7,000	148,120
Unit Corp.*	5,000	186,450

		2,078,956

Engineering/Construction
McDermott International, Inc. (Panama)*	19,075	281,928

Entertainment & Leisure
Madison Square Garden, Inc. (Class A Stock)*	12,507	263,648

Food & Staples Retailing
Susser Holdings Corp.*	5,700	79,800
Wal-Mart Stores, Inc.	3,100	165,912

		245,712

Food Products
Corn Products International, Inc.	5,800	217,500
Dean Foods Co.*	11,000	112,310
Del Monte Foods Co.	13,300	174,363
Hormel Foods Corp.	1,600	71,360
HQ Sustainable Maritime Industries, Inc.*	41,522	124,981
Kellogg Co.	200	10,102
Ralcorp Holdings, Inc.*	2,100	122,808
Sanderson Farms, Inc.	3,700	160,173
Smart Balance, Inc.*	33,500	129,980
Smithfield Foods, Inc.*	12,800	215,424
Tyson Foods, Inc. (Class A Stock)	25,000	400,500

		1,739,501

Gas Utilities — 0.1%
AGL Resources, Inc.	8,200	314,552
Atmos Energy Corp.	3,400	99,450
Chesapeake Utilities Corp.	1,400	50,708
Enagas (Spain)	104,905	2,125,873
Energen Corp.	8,000	365,760
ONEOK, Inc.	71,561	3,223,107
UGI Corp.	4,000	114,440

		6,293,890

Healthcare Equipment & Supplies
Atrion Corp.	200	31,502
Becton, Dickinson and Co.	2,800	207,480
CareFusion Corp.*	9,777	242,861
Cooper Cos., Inc. (The)	1,700	78,574
Cutera, Inc.*	6,200	50,220
Hologic, Inc.*	9,600	153,696
IDEXX Laboratories, Inc.*	3,200	197,504
Intuitive Surgical, Inc.*	1,500	425,610
Invacare Corp.	7,500	198,825
Medtronic, Inc.	2,100	70,518
Natus Medical, Inc.*	2,400	34,968
Sirona Dental Systems, Inc.*	6,300	227,052

		1,918,810

Healthcare Products
Osteotech, Inc.*	55,663	359,583
OTIX Global, Inc.*	16,059	165,889

		525,472

Healthcare Providers & Services — 0.1%
Aetna, Inc.	5,100	161,211
American Dental Partners, Inc.*	8,100	97,686
CIGNA Corp.	500	17,890
Community Health Systems, Inc.*	1,700	52,649
Continucare Corp.*	5,800	24,360
Coventry Health Care, Inc.*	12,700	273,431
Emergency Medical Services Corp. (Class A Stock)*	2,500	133,125
Gentiva Health Services, Inc.*	2,200	48,070
Health Net, Inc.*	8,200	222,958
Humana, Inc.*	4,500	226,080
Laboratory Corp. of America Holdings*	500	39,215
Medco Health Solutions, Inc.*	6,100	317,566
Providence Service Corp. (The)*	5,300	86,867
Psychiatric Solutions, Inc.*	18,098	607,188
Quest Diagnostics, Inc.	2,000	100,940
Res-Care, Inc.*	20,709	274,808
UnitedHealth Group, Inc.	7,500	263,325
US Physical Therapy, Inc.*	2,100	35,112
WellPoint, Inc.*	3,000	169,920

		3,152,401

Healthcare Services
Nighthawk Radiology Holdings, Inc.*	13,955	89,033

Healthcare Technology
Allscripts Healthcare Solutions, Inc.*	18,300	338,001
Cerner Corp.*	1,600	134,384
SXC Health Solutions Corp. (Canada)*	3,400	123,998

		596,383

Hotels, Restaurants & Leisure — 0.1%
Biglari Holdings, Inc.*	300	98,595
BJ’s Restaurants, Inc.*	16,100	453,376
Bob Evans Farms, Inc.	1,500	42,105
Burger King Holdings, Inc.	27,368	653,548
CEC Entertainment, Inc.*	1,400	48,062
Chipotle Mexican Grill, Inc.*	3,200	550,400
Cracker Barrel Old Country Store, Inc.	4,400	223,344
Darden Restaurants, Inc.	2,600	111,228
Denny’s Corp.*	10,500	32,655
International Speedway Corp. (Class A Stock)	4,700	114,680
Mccormick & Schmick’s Seafood Restaurants, Inc.*	2,300	17,894
Papa John’s International, Inc.*	7,300	192,574
Red Lion Hotels Corp.*	3,900	29,016
Ruby Tuesday, Inc.*	20,800	246,896
Ruth’s Hospitality Group, Inc.*	18,600	74,586
Texas Roadhouse, Inc.*	8,700	122,322
Wyndham Worldwide Corp.	3,000	82,410

		3,093,691

Household Durables — 0.1%
American Greetings Corp. (Class A Stock)	9,200	171,028
Blyth, Inc.	4,200	173,208
Helen of Troy Ltd. (Bermuda)*	6,800	171,972
Hooker Furniture Corp.	3,000	34,890
iRobot Corp.*	5,600	103,992
Jarden Corp.	5,600	174,328
Kid Brands, Inc.*	9,900	85,140
La-Z-Boy, Inc.*	2,600	21,944
Leggett & Platt, Inc.	16,000	364,160
National Presto Industries, Inc.	2,300	244,881
Newell Rubbermaid, Inc.	10,800	192,348
Tempur-Pedic International, Inc.*	12,000	372,000
Tupperware Brands Corp.	8,500	388,960
Whirlpool Corp.	1,600	129,536

		2,628,387

Household Products
Clorox Co.	800	53,408
Procter & Gamble Co. (The)	1,700	101,949

		155,357

Independent Power Producers & Energy Traders — 0.3%
AES Corp. (The)*	231,360	2,625,936
Algonquin Power & Utilities Corp. (Canada)(g)	235,372	1,047,725
Algonquin Power & Utilities Corp., 144A (Canada)(g)	116,200	517,248
China Hydroelectric Corp., ADS (Cayman Islands)*	61,602	360,988
China Longyuan Power Group Corp. (China)*	1,019,667	1,011,933
Constellation Energy Group, Inc.	4,800	154,752
International Power PLC (United Kingdom)	430,286	2,622,623
MPX Energia SA (Brazil)*	63,252	1,032,144
NRG Energy, Inc.*	63,300	1,317,906
Tractebel Energia SA (Brazil)	272,994	4,082,002

		14,773,257

Industrial Conglomerates
3M Co.	3,200	277,472
Carlisle Cos., Inc.	2,000	59,900
General Electric Co.	10,000	162,500
Standex International Corp.	5,500	133,045
Tyco International Ltd. (Switzerland)	3,200	117,536

		750,453

Industrial Products
Entropic Communications, Inc.*	15,360	147,456

Insurance — 0.1%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	4,200	237,678
Allstate Corp. (The)	900	28,395
American Equity Investment Life Holding Co.	18,600	190,464
American Financial Group, Inc.	8,900	272,162
American Safety Insurance Holdings Ltd. (Bermuda)*	1,800	29,412
Assurant, Inc.	5,800	236,060
CNA Surety Corp.*	4,700	84,224
Enstar Group Ltd. (Bermuda)*	900	65,340
Everest Re Group Ltd. (Bermuda)*	4,900	423,703
First American Financial Corp.	6,775	101,218
Flagstone Reinsurance Holdings SA (Luxembourg)	6,100	64,721
Hallmark Financial Services, Inc.*	2,500	21,850
Hartford Financial Services Group, Inc. (The)	7,900	181,305
Kansas City Life Insurance Co.	900	28,071
Lincoln National Corp.	2,800	66,976
Maiden Holdings Ltd. (Bermuda)	20,900	159,049
Montpelier Re Holdings Ltd. (Bermuda)	12,400	214,768
NYMAGIC, Inc.	1,909	49,004
PMA Capital Corp. (Class A Stock)*	74,037	558,239
Presidential Life Corp.	4,300	42,140
Protective Life Corp.	1,800	39,168
Reinsurance Group of America, Inc.	3,200	154,528
Stewart Information Services Corp.	13,600	153,952
Symetra Financial Corp.	3,600	37,656
Transatlantic Holdings, Inc.	1,600	81,312
Unitrin, Inc.	9,400	229,266
Unum Group	10,700	237,005

		3,987,666

Internet & Catalog Retail
Liberty Media Holding Corp. — Interactive (Class A Stock)*	31,400	430,494
Shutterfly, Inc.*	2,600	67,574

		498,068

Internet Software & Services — 0.1%
A.D.A.M. Inc.*	17,579	111,451

Akamai Technologies, Inc.*	6,600	331,188
AOL, Inc.*	8,100	200,475
CoreLogic, Inc.	6,775	129,809
Health Grades, Inc.*	41,864	342,866
IAC/InterActiveCorp*	22,000	577,940
Internet Brands, Inc. (Class A Stock)*	19,581	260,036
j2 Global Communications, Inc.*	4,900	116,571
Liquidity Services, Inc.*	8,100	129,681
NaviSite, Inc.*	61,409	205,720
VistaPrint NV (Netherlands)*	6,400	247,360

		2,653,097

IT Services
Amdocs Ltd. (Guernsey)*	800	22,928
Computer Sciences Corp.	4,900	225,400
CSG Systems International, Inc.*	2,500	45,575
DST Systems, Inc.	3,200	143,488
Fiserv, Inc.*	400	21,528
Global Cash Access Holdings, Inc.*	13,100	53,448
International Business Machines Corp.	500	67,070
Lender Processing Services, Inc.	11,000	365,530
MasterCard, Inc. (Class A Stock)	500	112,000
NCI, Inc. (Class A Stock)*	600	11,352
Visa, Inc. (Class A Stock)	5,600	415,856
Western Union Co. (The)	18,400	325,128

		1,809,303

Leisure Equipment & Products
Mattel, Inc.	4,600	107,916
Polaris Industries, Inc.	2,200	143,220

		251,136

Life Science Tools & Services
Bruker Corp.*	13,400	188,002
Cambrex Corp.*	6,000	25,500
Life Technologies Corp.*	6,700	312,823
Mettler-Toledo International, Inc.*	3,600	447,984
Thermo Fisher Scientific, Inc.*	7,200	344,736
Waters Corp.*	3,500	247,730

		1,566,775

Machinery — 0.2%
Altra Holdings, Inc.*	900	13,257
ArvinMeritor, Inc.*	5,000	77,700
Babcock & Wilcox Co. (The)*	11,157	237,421
Blount International, Inc.*	2,900	36,917
Briggs & Stratton Corp.	1,400	26,614
Crane Co.	4,200	159,348
CSR Corp. Ltd. (Class H Stock) (China)	1,419,745	1,343,102
Dover Corp.	6,100	318,481
Eaton Corp.	1,400	115,486
Gardner Denver, Inc.	3,100	166,408
IDEX Corp.	5,300	188,203
Illinois Tool Works, Inc.	4,300	202,186
Ingersoll-Rand PLC (Ireland)	83,105	2,967,679
Joy Global, Inc.	3,700	260,184
Kadant, Inc.*	1,300	24,583
Kennametal, Inc.	7,300	225,789
Lincoln Electric Holdings, Inc.	900	52,038
NACCO Industries, Inc. (Class A Stock)	1,400	122,346
New Flyer Industries, Inc. (Canada)	227,382	2,607,744
Oshkosh Corp.*	12,800	352,000
Parker Hannifin Corp.	3,100	217,186
Pentair, Inc.	4,800	161,424
Sun Hydraulics Corp.	1,200	33,828
Tennant Co.	4,600	142,140
Timken Co. (The)	7,900	303,044
Toro Co. (The)	5,500	309,265
Trimas Corp.*	1,900	28,215
WABCO Holdings, Inc.*	10,600	444,564

		11,137,152

Manufacturing
Portec Rail Products, Inc.	15,549	180,679

Marine
Genco Shipping & Trading Ltd. (Marshall Island)*	8,000	127,520

Media — 0.1%
Cablevision Systems Corp. (Class A Stock)	9,914	259,648
CBS Corp. (Class B Stock)	4,800	76,128
Comcast Corp. (Class A Stock)	18,100	327,248
Comcast Corp. (Special Class A Stock)	116,822	1,987,142
DIRECTV (Class A Stock)*	2,900	120,727
Discovery Communications, Inc. (Class C Stock)*	49,972	1,908,431
Emmis Communications Corp. (Class A Stock)*	82,500	64,350
Gannett Co., Inc.	19,600	239,708
Journal Communications, Inc. (Class A Stock)*	3,000	13,530
Liberty Media Corp. — Starz (Class A Stock)*	3,700	240,056
McGraw-Hill Cos., Inc. (The)	1,400	46,284
News Corp. (Class A Stock)	74,500	972,970
Playboy Enterprises, Inc. (Class B Stock)*	59,215	304,365
Scholastic Corp.	1,000	27,820
Valassis Communications, Inc.*	3,600	122,004

		6,710,411

Metals & Mining — 0.1%
Alcoa, Inc.	26,200	317,282
AuEx Ventures, Inc. (Canada)*	50,411	268,983
BHP Billiton PLC, ADR (United Kingdom)	20,876	1,334,394
Brush Engineered Materials, Inc.*	1,500	42,660
Commercial Metals Co.	5,600	81,144
Gold Resource Corp.	9,000	168,210
Newmont Mining Corp.	2,200	138,182
Reliance Steel & Aluminum Co.	2,600	107,978
Schnitzer Steel Industries, Inc. (Class A Stock)	4,200	202,776
Steel Dynamics, Inc.	11,200	158,032
Thompson Creek Metals Co., Inc. (Canada)*	4,000	43,120
Walter Energy, Inc.	4,200	341,418

		3,204,179

Multi-Utilities — 0.4%
Ameren Corp.	4,900	139,160

CenterPoint Energy, Inc.	251,449	3,952,778
Centrica PLC (United Kingdom)	762,691	3,875,876
Consolidated Edison, Inc.	3,176	153,147
DTE Energy Co.	1,000	45,930
Hera SpA (Italy)	984,426	1,877,487
MDU Resources Group, Inc.	9,500	189,525
NiSource, Inc.	3,300	57,420
NorthWestern Corp.	1,400	39,900
OGE Energy Corp.	5,400	215,298
PG&E Corp.	1,000	45,420
Public Service Enterprise Group, Inc.	3,600	119,088
SCANA Corp.	1,200	48,384
Sempra Energy	78,618	4,229,649
Suez Environnement Co. (France)	171,402	3,166,149
TECO Energy, Inc.	20,300	351,596
Veolia Environnement (France)	118,873	3,130,881

		21,637,688

Multiline Retail
99 Cents Only Stores*	6,300	118,944
Dollar Tree, Inc.*	11,250	548,550

		667,494

Office Electronics
Xerox Corp.	23,900	247,365
Zebra Technologies Corp. (Class A Stock)*	8,700	292,668

		540,033

Oil, Gas & Consumable Fuels — 0.8%
American Oil & Gas, Inc.*	13,457	109,002
Apache Corp.	3,400	332,384
Approach Resources, Inc.*	2,600	29,068
Blueknight Energy Partners LP*	159,708	1,397,445
Chesapeake Midstream Partners LP*	124,890	3,158,468
Chevron Corp.	5,800	470,090
Cimarex Energy Co.	4,800	317,664
ConocoPhillips	4,300	246,949
Continental Resources, Inc.*	4,500	208,620
Copano Energy LLC-Units	77,878	2,134,636
Crescent Point Energy Corp. (Canada)	90,593	3,337,915
Crescent Point Energy Corp., 144A (Canada)	4,300	158,424
Devon Energy Corp.	4,400	284,856
El Paso Corp.	214,592	2,656,649
Enbridge, Inc. (Canada)	77,887	4,073,490
Energy Transfer Equity LP	71,434	2,651,630
EQT Corp.	38,982	1,405,691
Essar Energy PLC (United Kingdom)*	644,388	4,682,740
Exxon Mobil Corp.	2,900	179,191
Frontier Oil Corp.	8,800	117,920
Green Plains Renewable Energy, Inc.*	14,300	173,173
Hess Corp.	3,600	212,832
Holly Corp.	2,700	77,625
Marathon Oil Corp.	2,200	72,820
Mariner Energy, Inc.*	57,744	1,399,137
Murphy Oil Corp.	1,100	68,112
Niska Gas Storage Partners LLC	109,971	2,133,437
Omni Energy Services Corp.*	30,667	83,721
PAA Natural Gas Storage LP	67,139	1,620,736
Panhandle Oil and Gas, Inc. (Class A Stock)	3,100	76,539
QEP Resources, Inc.	9,795	295,221
Questar Corp.	9,795	171,706
Regency Energy Partners LP	185,808	4,548,580
Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	19,500	1,146,405
Southern Union Co.	86,900	2,090,814
Southwestern Energy Co.*	1,700	56,848
VAALCO Energy, Inc.*	4,900	28,126
Valero Energy Corp.	8,000	140,080
Whiting Petroleum Corp.*	57,705	5,511,405
Williams Cos., Inc. (The)	14,700	280,917
Williams Partners LP	24,978	1,059,067
World Fuel Services Corp.	8,774	228,212

		49,428,345

Paper & Forest Products
Cellu Tissue Holdings, Inc.*	22,597	269,582
KapStone Paper and Packaging Corp.*	3,300	40,062
P. H. Glatfelter Co.	3,300	40,128

		349,772

Personal Products
Herbalife Ltd. (Cayman Islands)	200	12,070
Medifast, Inc.*	600	16,278
Prestige Brands Holdings, Inc.*	1,700	16,813
Revlon, Inc. (Class A Stock)*	4,400	55,528

		100,689

Pharmaceuticals — 0.1%
Allergan, Inc.	2,900	192,937
Cypress Bioscience, Inc.*	76,149	293,174
Endo Pharmaceuticals Holdings, Inc.*	14,200	472,008
Forest Laboratories, Inc.*	3,500	108,255
Impax Laboratories, Inc.*	10,100	199,980
Medicines Co. (The)*	11,300	160,460
NBTY, Inc.*	17,250	948,405
Obagi Medical Products, Inc.*	3,200	33,600
Par Pharmaceutical Cos., Inc.*	6,700	194,836
Perrigo Co.	1,200	77,064
Vical, Inc.*	44,906	100,140
Viropharma, Inc.*	2,300	34,293
Warner Chilcott PLC (Class A Stock) (Ireland)	3,900	87,516

		2,902,668

Professional Services
Dolan Co. (The)*	7,800	88,686
Equifax, Inc.	2,000	62,400
Franklin Covey Co.*	3,900	31,005
FTI Consulting, Inc.*	3,100	107,539
Kelly Services, Inc. (Class A Stock)*	8,500	99,705
On Assignment, Inc.*	3,800	19,950
Towers Watson & Co. (Class A Stock)	4,209	206,999

		616,284

Real Estate Investment Trusts — 0.1%
Agree Realty Corp.	4,000	101,000
Alexandria Real Estate Equities, Inc.	2,272	159,040
American Capital Agency Corp.	5,958	158,304

Annaly Capital Management, Inc.	13,200	232,320
Anworth Mortgage Asset Corp.	9,400	67,022
Ashford Hospitality Trust, Inc.*	6,200	56,110
Associated Estates Realty Corp.	8,741	122,199
Brandywine Realty Trust	16,600	203,350
CBL & Associates Properties, Inc.	5,700	74,442
Chatham Lodging Trust	1,000	18,610
Chimera Investment Corp.	74,200	293,090
Colonial Properties Trust	5,400	87,426
CommonWealth REIT	14,187	363,187
Cypress Sharpridge Investments, Inc.	13,103	174,925
DiamondRock Hospitality Co.*	2,600	24,674
Duke Realty Corp.	13,000	150,670
Hatteras Financial Corp.	5,791	164,870
Health Care REIT, Inc.	3,435	162,613
Hersha Hospitality Trust	2,200	11,396
Hospitality Properties Trust	9,100	203,203
Invesco Mortgage Capital, Inc.	9,300	200,136
Lexington Realty Trust	12,100	86,636
Liberty Property Trust	3,500	111,650
Mack-Cali Realty Corp.	500	16,355
MFA Financial, Inc.	24,900	189,987
Parkway Properties, Inc.	8,500	125,800
Piedmont Office Realty Trust, Inc. (Class A Stock)	3,700	69,967
Ramco-Gershenson Properties Trust	4,100	43,911
Resource Capital Corp.	9,900	62,865
Sunstone Hotel Investors, Inc.*	20,300	184,121
Winthrop Realty Trust	500	6,180

		3,926,059

Real Estate Management & Development
Forest City Enterprises, Inc. (Class A Stock)*	4,000	51,320
Jones Lang LaSalle, Inc.	2,700	232,929

		284,249

Retail & Merchandising
Casey’s General Stores, Inc.	1,885	78,699

Road & Rail — 0.5%
All America Latina Logistica SA (Brazil)	442,910	4,518,101
Amerco, Inc.*	1,200	95,376
Asciano Group (Australia)	1,662,590	2,651,505
CSX Corp.	97,184	5,376,219
J.B. Hunt Transport Services, Inc.	157,868	5,478,020
National Express Group PLC (United Kingdom)*	977,480	3,720,560
Norfolk Southern Corp.	4,800	285,648
Ryder System, Inc.	4,800	205,296
Union Pacific Corp.	58,094	4,752,089
Vitran Corp., Inc. (Canada)*	98,789	1,081,739

		28,164,553

Savings & Loan
LSB Corp.	9,128	190,775
NewAlliance Bancshares, Inc.	91,686	1,157,078

		1,347,853

Semiconductors & Semiconductor Equipment — 0.1%
Applied Micro Circuits Corp.*	32,000	320,000
Broadcom Corp. (Class A Stock)	6,400	226,496
Brooks Automation, Inc.*	4,300	28,853
Cypress Semiconductor Corp.*	12,600	158,508
Diodes, Inc.*	3,900	66,651
Fairchild Semiconductor International, Inc.*	8,700	81,780
GT Solar International, Inc.*	8,700	72,819
Intel Corp.	5,600	107,688
KLA-Tencor Corp.	800	28,184
Lam Research Corp.*	6,400	267,840
Linear Technology Corp.	5,900	181,307
LSI Corp.*	40,500	184,680
Marvell Technology Group Ltd. (Bermuda)*	22,100	386,971
Micrel, Inc.	3,800	37,468
National Semiconductor Corp.	8,600	109,822
Novellus Systems, Inc.*	4,700	124,926
NVE Corp.*	700	30,121
ON Semiconductor Corp.*	11,500	82,915
PMC — Sierra, Inc.*	5,300	39,008
Semtech Corp.*	1,800	36,342
Texas Instruments, Inc.	19,100	518,374
Trina Solar Ltd., ADR (Cayman Islands)*	87,872	2,651,977
Volterra Semiconductor Corp.*	3,000	64,560
Zoran Corp.*	11,400	87,096

		5,894,386

Software — 0.1%
Activision Blizzard, Inc.	23,200	251,024
Autodesk, Inc.*	17,000	543,490
FactSet Research Systems, Inc.	1,800	146,034
Intuit, Inc.*	6,200	271,622
McAfee, Inc.*	16,345	772,465
MICROS Systems, Inc.*	2,800	118,524
Microsoft Corp.	12,700	311,023
Progress Software Corp.*	7,400	244,940
S1 Corp.*	11,200	58,352
Salary.com, Inc.*	46	187
Symantec Corp.*	9,300	141,081
Synopsys, Inc.*	13,000	322,010
TIBCO Software, Inc.*	900	15,966
Unica Corp.*	22,992	482,372

		3,679,090

Specialty Retail — 0.1%
Advance Auto Parts, Inc.	3,300	193,644
Aeropostale, Inc.*	1,750	40,688
America’s Car-Mart, Inc.*	2,200	55,396
Asbury Automotive Group, Inc.*	8,300	116,781
Big 5 Sporting Goods Corp.	2,000	26,840
Chico’s FAS, Inc.	25,900	272,468
Finish Line, Inc. (The) (Class A Stock)	5,800	80,678
Gap, Inc. (The)	2,800	52,192
Jos. A. Bank Clothiers, Inc.*	2,550	108,655
Kirkland’s, Inc.*	6,200	85,932
Limited Brands, Inc.	4,000	107,120
PetSmart, Inc.	3,000	105,000
Pier 1 Imports, Inc.*	12,800	104,832
Ross Stores, Inc.	7,000	382,340
Shoe Carnival, Inc.*	3,400	68,748
Signet Jewelers Ltd. (Bermuda)*	4,100	130,134
TJX Cos., Inc. (The)	4,300	191,909
Ulta Salon Cosmetics & Fragrance, Inc.*	8,200	239,440

Urban Outfitters, Inc.*	3,700	116,328
Williams-Sonoma, Inc.	7,800	247,260

		2,726,385

Telecommunications — 0.1%
ADC Telecommunications, Inc.*	77,771	985,359
CPI International, Inc.*	15,600	218,400
DigitalGlobe, Inc.*	4,998	151,939
Occam Networks, Inc.*	28,787	225,402
Qwest Communications International, Inc.	154,802	970,608
Tessco Technologies, Inc.	6,226	93,826

		2,645,534

Textiles, Apparel & Luxury Goods
Coach, Inc.	12,900	554,184
Fossil, Inc.*	2,700	145,233
Kenneth Cole Productions, Inc. (Class A Stock)*	5,900	98,353
Maidenform Brands, Inc.*	7,300	210,605
Timberland Co. (The) (Class A Stock)*	1,400	27,734
True Religion Apparel, Inc.*	600	12,804
VF Corp.	2,100	170,142
Warnaco Group, Inc. (The)*	1,600	81,808

		1,300,863

Thrifts & Mortgage Finance
First Defiance Financial Corp.	2,000	20,160
Provident Financial Services, Inc.	9,900	122,364
Washington Federal, Inc.	4,200	64,176

		206,700

Tobacco
Reynolds American, Inc.	3,200	190,048

Trading Companies & Distributors
CAI International, Inc.*	2,200	33,374
DXP Enterprises, Inc.*	4,700	89,206
Interline Brands, Inc.*	6,000	108,240
Lawson Products, Inc.	1,100	16,797
W.W. Grainger, Inc.	4,200	500,262

		747,879

Transportation
Knightsbridge Tankers Ltd. (Bermuda)	4,416	83,065

Transportation Infrastructure — 0.5%
Aegean Marine Petroleum Network, Inc. (Marshall Island)	154,375	2,568,800
Atlantia SpA (Italy)	206,495	4,278,872
Cia de Concessoes Rodoviarias (Brazil)	177,677	4,552,186
EcoRodovias Infrastructura e Logistica SA (Brazil)*	509,811	3,389,701
EcoRodovias Infrastructura e Logistica SA, 144A (Brazil)	266,500	1,771,941
Groupe Eurotunnel SA (France)	304,601	2,589,902
Grupo Aeroportuario del Sureste SAB de CV, ADR (Mexico)	84,353	4,005,080
Hamburger Hafen und Logistik AG (Germany)	69,126	2,690,443
Shenzhen Expressway Co. Ltd. (Class H Stock) (China)	5,110,000	2,673,927

		28,520,852

Water Utilities
American States Water Co.	300	10,734
American Water Works Co., Inc.	8,700	202,449
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	97,800	2,185,472

		2,398,655

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Class L Stock), ADR (Mexico)	65,079	3,470,663
Crown Castle International Corp.*	158,857	7,013,536
Millicom International Cellular SA (Luxembourg)	26,699	2,561,769
NII Holdings, Inc.*	63,088	2,592,917
NTELOS Holdings Corp.	3,300	55,836
SBA Communications Corp. (Class A Stock)*	107,013	4,312,624
Shenandoah Telecommunications Co.	2,800	50,876
Telephone & Data Systems, Inc.	6,600	216,480
United States Cellular Corp.*	1,900	87,343
USA Mobility, Inc.	12,400	198,772

		20,560,816

TOTAL COMMON STOCKS (cost $349,413,215)		372,508,645

EXCHANGE TRADED FUNDS — 3.3%
iShares Barclays Intermediate Credit Bond Fund	89,800	9,731,626
iShares FTSE / Xinhua China 25 Index Fund	230,000	9,848,600
iShares iBoxx $ High Yield Corporate Bond Fund	147,400	13,220,306
iShares iBoxx Investment Grade Corporate Bond Fund	409,000	46,253,810
iShares JPMorgan USD Emerging Markets Bond Fund	107,100	11,925,585
iShares MSCI Australia Index Fund	199,900	4,745,626
iShares MSCI Brazil Index Fund	55,600	4,277,308
iShares MSCI Canada Index Fund	665,700	18,659,571
iShares MSCI Emerging Markets Index Fund	294,100	13,166,857
iShares S&P Global 100 Index Fund	228,921	13,362,119
iShares S&P GSCI Commodity Indexed Trust*	115,700	3,472,157
PowerShares DB Commodity Index Tracking Fund*	127,500	3,074,025
SPDR Barclays Capital High Yield Bond	329,500	13,183,295
SPDR Dow Jones REIT	268,000	15,367,120
SPDR Gold Trust*	100,400	12,842,164

TOTAL EXCHANGE TRADED FUNDS (cost $173,520,765)		193,130,169

MUTUAL FUNDS — 2.3%
Adams Express Co. (The)	3,684	36,693
AQR Diversified Arbitrage Fund	894,834	9,950,553

Calamos Market Neutral Income Fund	1,502,212	17,410,635
Cohen & Steers Quality Income Realty Fund, Inc.	39,258	308,568
Diamond Hill Long-Short Fund	696,951	10,921,220
Eaton Vance Floating-Rate Fund	531,967	4,670,668
Eaton Vance Global Macro Absolute Return Fund	1,547,731	16,003,535
First Opportunity Fund, Inc.	172	1,123
Forum Funds — Absolute Strategies Fund	1,836,276	19,758,333
Franklin Floating Rate Daily Access Fund	503,314	4,539,891
Gateway Fund	481,127	12,211,004
Hussman Strategic Growth Fund	1,401,157	18,719,455
Mainstay Floating Rate Fund	440,180	4,106,884
Merger Fund (The)	1,234,244	19,661,515
Petroleum & Resources Corp.	9,664	223,528
Royce Focus Trust, Inc.*	31,770	202,375
Royce Micro-Cap Trust, Inc.*	7,215	59,524
Royce Value Trust, Inc.*	13,274	161,146
Sprott Physical Gold Trust (Canada)*	8,250	94,545
Tri-Continental Corp.	103	1,270

TOTAL MUTUAL FUNDS (cost $137,631,837)		139,042,465

PREFERRED STOCKS

Consumer Finance
SLM Corp., CVT, 1.961%	900	16,137

Oil & Gas Services
Superior Well Services, Inc., CVT, 4.00%	154	142,142

Oil, Gas & Consumable Fuels
Whiting Petroleum Corp., CVT, 6.25%	75	17,333

Pharmaceuticals
Mylan, Inc., CVT, 6.50%	1,000	1,120,500

TOTAL PREFERRED STOCKS (cost $1,237,467)		1,296,112

				Principal
Interest	Maturity	Moody’s		Amount
Rate	Date	Ratings†		(000)#
ASSET-BACKED SECURITIES — 0.1%

Ally Auto Receivables Trust,
Series 2009-A, Class A2, 144A
1.32%	03/15/12	AAA(d)		$862	864,292
American Money Management Corp.,
Series 2005-5A, Class A1A, 144A
0.526%(c)	08/08/17	Aaa		300	286,906
Aquilae CLO PLC,
Series 2006-1X, Class A (Ireland)(g)
1.341%(c)	01/17/23	Aa1	EUR	189	226,004
ARES CLO Funds,
Series 2006-6RA, Class A1B, 144A
0.52%(c)	03/12/18	Aaa		495	474,783
Bank of America Auto Trust,
Series 2009-2A, Class A2, 144A
1.16%	02/15/12	Aaa		135	134,751
Ford Auto Securitization Trust, (Canada)
Series 2009-R1A, Class A1, 144A
3.396%	11/15/11	AAA(d)	CAD	87	85,111
Series 2009-R1A, Class A2, 144A
4.817%	10/15/12	AAA(d)	CAD	200	199,633
Ford Credit Auto Owner Trust,
Series 2008-C, Class A3
1.677%(c)	06/15/12	Aaa		155	155,383
Series 2009-A, Class A3B
2.757%(c)	05/15/13	Aaa		869	880,762
HFC Home Equity Loan Asset Backed Certificates,
Series 2007-1, Class A1F
5.91%	03/20/36	Aaa		119	120,258
LCM LP,
Series 5A, Class A1, 144A(g)
0.522%(c)	03/21/19	Aaa		500	462,151
Magnolia Funding Ltd.,
Series 2010-1A, Class A1, 144A
3.00%	04/20/17	AAA(d)	EUR	417	566,861
Navigator CDO Ltd.,
Series 2003-1A, Class A2, 144A
1.226%(c)	11/15/15	Aaa		443	431,376
Nelnet Student Loan Trust,
Series 2008-4, Class A2
1.198%(c)	07/25/18	Aaa		100	100,893
Residential Asset Mortgage Products, Inc.,
Series 2007-RS1, Class A1
0.336%(c)	02/25/37	Aaa		89	88,515
SLM Student Loan Trust,
Series 2004-5X, Class A5
0.964%(c)	10/25/23	Aaa	EUR	200	256,079
Series 2006-9, Class A2
0.498%(c)	04/25/17	Aaa		18	17,624
Series 2010-C, Class A1, 144A
1.907%(c)	12/15/17	Aaa		181	180,969
Symphony CLO Ltd.,
Series 2007-3A, Class A1A, 144A(g)
0.616%(c)	05/15/19	Aa1		500	469,925
Wood Street CLO BV,
Series II-A, Class A1, 144A(Netherlands)(g)
1.388%(c)	03/29/21	Aa1	EUR	248	304,480

TOTAL ASSET-BACKED SECURITIES (cost $6,226,404)					6,306,756

BANK LOANS(c)(g)
Petroleum Export III Ltd.,
4.05%	03/15/13	BAA(d)		578	575,126
Republic of Indonesia, Term Loan F1(g)
1.25%	12/14/19	BA(d)		267	245,542

TOTAL BANK LOANS (cost $801,893)					820,668

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
Banc of America Commercial Mortgage, Inc.,
Series 2007-3, Class A4

5.837%(c)	06/10/49	Aa3	100	103,196
Series 2007-4, Class A4
5.934%(c)	02/10/51	A+(d)	100	107,559
Banc of America Large Loan, Inc.,
Series 2009-UB1, Class A4A, 144A(g)
5.699%(c)	06/24/50	NR	250	275,573
Bear Stearns Commercial Mortgage Securities,
Series 2003-GMZ1, Class A2, 144A
2.41%(s)	05/18/11	AAA(d)	500	491,521
Credit Suisse Mortgage Capital Certificates,
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40	Aaa	100	105,104
Credit Suisse Mortgage Capital,
Series 2010-RR4, Class 2A
5.467%(c)	07/18/16	Aaa	1,000	1,092,974
GS Mortgage Securities Corp II,
Series 2007-EOP, Class A2, 144A
0.388%(c)	03/06/20	Aaa	250	238,752
Series 2010-C1, Class A2, 144A
4.592%	08/10/43	Aaa	600	643,739
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1
0.796%(c)	07/09/21	Aaa	400	371,945
Morgan Stanley Capital I,
Series 2007-XLFA, Class A1, 144A
0.318%(c)	10/15/20	Aaa	162	151,690
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A(g)
6.216%(c)	12/16/49	Aaa	100	110,273
Vornado DP LLC,
Series 2010-VNO, Class A2FX, 144A(g)
4.004%	09/13/28	AAA(d)	600	617,139
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A, Class A1, 144A
0.347%(c)	09/15/21	Aaa	511	474,612

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,487,750)				4,784,077

CONVERTIBLE BONDS — 0.8%

Agriculture — 0.1%
Alliance One International, Inc.,
Sr. Sub. Notes
5.50%	07/15/14	Caa1	450	489,937
Vector Group Ltd.,
Sr. Unsec’d. Notes
3.75%(c)	11/15/14	NR	1,000	1,341,250

				1,831,187

Airlines
AirTran Holdings, Inc.,
Sr. Unsec’d. Notes
5.50%	04/15/15	NR	276	558,555
AMR Corp.,
Gtd. Notes
6.25%	10/15/14	CCC+(d)	1,000	972,500

				1,531,055

Auto Parts & Equipment
Titan International, Inc.,
Gtd. Notes, 144A
5.625%	01/15/17	B+(d)	1,025	1,511,875

Automobile Manufacturers
Ford Motor Co.,
Sr. Unsec’d. Notes
4.25%	12/15/36	B2	1,000	1,483,750

Biotechnology
Enzon Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
4.00%	06/01/13	NR	775	972,625

Building & Construction
Trex Co., Inc.,
Sr. Sub. Notes
6.00%	07/01/12	NR	375	408,281

Commercial Services
CBIZ, Inc.,
Sr. Sub. Notes, 144A
4.875%	10/01/15	NR	250	265,982
United Rentals, Inc.,
Sr. Unsec’d. Notes
4.00%	11/15/15	B(d)	700	1,057,875

				1,323,857

Commercial Services & Supplies
Coinstar, Inc.,
Sr. Unsec’d. Notes
4.00%	09/01/14	BB+(d)	1,000	1,297,500

Communications Equipment
Ciena Corp.,
Unsec’d. Notes, 144A
4.00%	03/15/15	NR	275	295,281

Computer Services & Software
Take-Two Interactive Software, Inc.,
Sr. Notes
4.375%	06/01/14	NR	850	1,003,000

Computers & Peripherals
SanDisk Corp.,
Sr. Unsec’d. Notes
1.50%	08/15/17	BB-(d)	200	185,250

Diversified Consumer Services
Regis Corp.,
Sr. Unsec’d. Notes
5.00%	07/15/14	NR	500	703,125

Diversified Financial Services — 0.1%
AmeriCredit Corp.,
Gtd. Notes
0.75%	09/15/11	B-(d)	356	354,220
2.125%	09/15/13	B-(d)	356	354,220
GLG Partners, Inc.,
Sub. Notes, 144A
5.00%	05/15/14	NR	464	593,340

MF Global Holdings Ltd.,
Sr. Unsec’d. Notes
9.00%	06/20/38	Baa2	1,000	1,158,750
National Financial Partners Corp.,
Sr. Notes, 144A
4.00%	06/15/17	NR	775	914,500
Penson Worldwide, Inc.,
Sr. Unsec’d. Notes, 144A
8.00%	06/01/14	NR	690	588,225

				3,963,255

Electronic Components & Equipment
L-1 Identity Solutions, Inc.,
Sr. Unsec’d. Notes
3.75%	05/15/27	B+(d)	425	425,000

Energy Equipment & Services
Exterran Holdings, Inc.,
Sr. Unsec’d. Notes
4.25%	06/15/14	BB(d)	500	598,750

Entertainment & Leisure
SouthPeak Interactive Corp.,
Series A
24.00%	03/15/11	NR	500	484,421

Food Products — 0.1%
Chiquita Brands International, Inc.,
Sr. Unsec’d. Notes
4.25%	08/15/16	B(d)	500	471,875
Nash-Finch Co.,
Sr. Sub. Notes
1.631%	03/15/35	B3	1,000	495,000
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.25%	10/15/13	BB+(d)	875	1,031,406

				1,998,281

Hotels, Restaurants & Leisure
Gaylord Entertainment Co.,
Gtd. Notes, 144A
3.75%	10/01/14	NR	1,000	1,305,000
MGM Resorts International,
Gtd. Notes, 144A
4.25%	04/15/15	Caa1	500	460,625

				1,765,625

Household Durables
D.R. Horton, Inc.,
Gtd. Notes
2.00%	05/15/14	Ba3	1,000	1,097,500

Industrial Conglomerates
Textron, Inc.,
Sr. Unsec’d. Notes
4.50%	05/01/13	BBB-(d)	1,000	1,705,000

Insurance — 0.1%
American Equity Investment Life Holding Co.,
Sr. Unsec’d. Notes, 144A
5.25%	12/06/29	NR	340	431,800
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes, 144A
7.00%	12/30/16	NR	500	633,125
MGIC Investment Corp.,
Sr. Unsec’d. Notes
5.00%	05/01/17	CCC+(d)	750	818,438
Stewart Information Services Corp.,
Gtd. Notes, 144A
6.00%	10/15/14	NR	625	675,781

				2,559,144

Internet & Catalog Retail
priceline.com, Inc.,
Sr. Unsec’d. Notes, 144A
1.25%	03/15/15	BBB-(d)	825	1,096,219

IT Services — 0.1%
Alliance Data Systems Corp.,
Sr. Unsec’d. Notes
1.75%	08/01/13	NR	500	516,875
4.75%	05/15/14	NR	1,000	1,536,250
Convergys Corp., Debs.
5.75%	09/15/29	BB-(d)	275	316,250
DST Systems, Inc.,
Sr. Unsec’d. Notes
4.125%(c)	08/15/23	NR	575	636,094

				3,005,469

Machinery — 0.1%
ArvinMeritor, Inc.,
Gtd. Notes
4.625%	03/01/26	CCC(d)	500	525,625
Terex Corp.,
Sr. Sub. Notes
4.00%	06/01/15	Caa1	1,000	1,568,750

				2,094,375

Manufacturing
Eastman Kodak Co.,
Sr. Unsec’d. Notes, 144A
7.00%	04/01/17	NR	1,000	921,250

Marine
Genco Shipping & Trading Ltd.,
Sr. Unsec’d. Notes (Marshall Island)
5.00%	08/15/15	NR	300	318,000

Media
Virgin Media, Inc.,
Gtd. Notes
6.50%	11/15/16	B(d)	1,000	1,472,500

Metals & Mining — 0.1%
Northgate Minerals Corp.,
Sr. Unsec’d. Notes (Canada)
3.50%	10/01/16	NR	525	535,426
United States Steel Corp.,
Sr. Unsec’d. Notes
4.00%	05/15/14	Ba2	1,000	1,542,500

				2,077,926

Oil, Gas & Consumable Fuels — 0.1%
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
2.875%	01/15/38	BB+(d)	1,000	1,252,500
Transocean, Inc.,
Sr. Unsec’d. Notes (Switzerland)
1.625%	12/15/37	Baa3	1,000	992,500

				2,245,000

Pharmaceuticals
MannKind Corp.,
Sr. Unsec’d. Notes, 144A
5.75%	08/15/15		NR		380	435,716

Professional Services
FTI Consulting, Inc.,
Gtd. Notes
3.75%	07/15/12		B1		136	168,810

Real Estate Investment Trusts
Annaly Capital Management, Inc.,
Sr. Unsec’d. Notes
4.00%	02/15/15		NR		1,000	1,102,500
Vornado Realty Trust,
Gtd. Notes
3.625%	11/15/26		Baa2		228	232,560

						1,335,060

Retail & Merchandising
Saks, Inc.,
Notes, 144A
7.50%	12/01/13		NR		200	353,750

Road & Rail
Hertz Global Holdings, Inc.,
Sr. Unsec’d. Notes
5.25%	06/01/14		CCC+(d)		1,000	1,468,750

Semiconductors & Semiconductor Equipment
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.25%	10/15/13		B(d)		100	159,375
Rambus, Inc.,
Sr. Unsec’d. Notes
5.00%	06/15/14		NR		750	991,875

						1,151,250

Specialty Retail
Sonic Automotive, Inc.,
Sr. Unsec’d. Notes
5.00%	10/01/29		B-(d)		1,000	1,058,750

Telecommunications
ADC Telecommunications, Inc.,
Sub. Notes
3.50%	07/15/15		NR		175	173,469
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
6.50%	10/01/16		CCC(d)		300	306,750

						480,219

Wireless Telecommunication Services
NII Holdings, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/12		B-(d)		250	242,500

TOTAL CONVERTIBLE BONDS (cost $45,374,899)						47,069,306

CORPORATE BONDS — 4.4%

Advertising
Affinion Group, Inc.,
Gtd. Notes
10.125%	10/15/13		B3		265	271,625
Visant Corp., Gtd. Notes
7.625%	10/01/12		B1		505	506,010

						777,635

Agriculture
North Atlantic Trading Co.,
Sr. Sec’d. Notes, 144A
10.00%	03/01/12		NR		255	229,500

Airlines
AMR Corp.,
Sr. Unsec’d. Notes, MTN
10.40%	03/10/11		CCC+(d)		265	268,313

Building & Construction — 0.1%
Corp. GEO SAB de CV,
Gtd. Notes, 144A (Mexico)
8.875%	09/25/14		Ba3		400	444,000
9.25%	06/30/20	(g)	Ba3		400	453,500
Desarrolladora Homex SAB de CV,
Gtd. Notes, 144A (Mexico)
9.50%	12/11/19		Ba3		2,150	2,432,151
Hanson Australia Funding Ltd.,
Gtd. Notes (Australia)
5.25%	03/15/13		B1		600	603,750
Urbi Desarrollos Urbanos SAB de CV, (Mexico)
Gtd. Notes
8.50%	04/19/16		Ba3		200	213,500
Gtd. Notes, 144A
9.50%	01/21/20		Ba3		200	227,500

						4,374,401

Chemicals
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.668%(c)	08/08/11		Baa3		1,000	1,012,040

Commercial Banks — 0.5%
Banco do Brasil SA,
Sr. Unsec’d. Notes, 144A (Brazil)
4.50%	01/22/15		Baa2		2,500	2,621,875
6.00%	01/22/20		Baa2		300	333,736
Banco Mercantil del Norte SA,
Sr. Unsec’d. Notes, 144A (Mexico)
4.375%	07/19/15		A3		200	199,800
Banco Santander Chile,
Sr. Unsec’d. Notes, 144A (Chile)(g)
3.75%	09/22/15		Aa3		1,000	1,013,705
Bank of Montreal,
Covered Bonds, 144A (Canada)
2.85%	06/09/15		Aaa		1,000	1,052,548
Banque Centrale de Tunisie,
Sr. Unsec’d. Notes (Tunisia)
3.28%	08/09/27		BBB(d)	JPY	100,000	896,727
7.375%	04/25/12		Baa2		1,250	1,355,162
BBVA Bancomer SA,
Jr. Sub. Notes, 144A (Mexico)
7.25%	04/22/20		A3		300	322,273
Dexia Municipal Agency,
Covered Bonds, MTN (France)
4.75%	06/06/11		Aaa	EUR	100	139,350
Fortis Bank Nederland NV,
Gov’t. Liquid Gtd. Notes, MTN (Netherlands)
3.375%	05/19/14		AAA(d)	EUR	4,700	6,740,189

Kreditanstalt Fuer Wiederaufbau, (Germany)
Gov’t. Gtd. Notes
1.25%	06/17/13	AAA(d)	EUR	400	546,528
3.875%	01/21/19	Aaa	EUR	400	600,065
Gov’t. Gtd. Notes, MTN
4.375%	07/04/18	Aaa	EUR	1,700	2,630,553
RSHB Capital SA for OJSC Russian Agricultural Bank, (Luxembourg)
Sr. Sec’d. Notes
7.175%	05/16/13	A3		2,000	2,150,000
Sr. Sec’d. Notes, 144A
6.299%	05/15/17	Baa1		2,500	2,606,250
Sparebanken 1 Boligkreditt,
Covered Bonds, MTN (Norway)
4.00%	06/15/11	Aaa	EUR	200	277,335
UBS AG,
Sr. Unsec’d. Notes (Switzerland)
2.25%	08/12/13	Aa3		1,100	1,111,137
VTB Capital SA,
Sr. Unsec’d. Notes (Luxembourg)
6.609%	10/31/12	A2		2,000	2,112,500

					26,709,733

Diversified Financial Services — 0.6%
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
0.376%(c)	02/24/12	A2		200	198,676
AngloGold Ashanti Holdings PLC,
Gtd. Notes (United Kingdom)
5.375%	04/15/20	Baa3		300	317,365
6.50%	04/15/40	Baa3		200	208,411
Axiata SPV1 Labuan Ltd.,
Gtd. Notes (Malaysia)
5.375%	04/28/20	Baa2		700	767,108
BA Covered Bond Issuer,
Covered Bonds, MTN
4.125%	04/05/12	Aa1	EUR	400	557,167
BM&FBovespa SA,
Sr. Unsec’d. Notes, 144A (Brazil)
5.50%	07/16/20	Baa2		300	319,422
BRFkredit A/S,
Gov’t. Liquid Gtd. Notes, 144A (Denmark)
0.776%(c)	04/15/13	Aaa		1,000	999,738
DanFin Funding Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (Ireland)
1.226%(c)	07/16/13	Aaa		400	399,480
Fibria Overseas Finance Ltd.,
Gtd. Notes, 144A (Cayman Islands)
7.50%	05/04/20	Ba1		600	636,750
Intergas Finance BV,
Gtd. Notes (Netherlands)
6.875%	11/04/11	Baa1		105	109,725
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
6.50%	09/01/14	Ba3		400	429,000
6.75%	09/01/16	Ba3		400	428,000
7.125%	09/01/18	Ba3		100	107,750
Sr. Unsec’d. Notes, MTN
5.625%	09/20/13	B1		500	490,625
JPMorgan Chase & Co.,
Jr. Sub. Notes
7.90%(c)	04/29/49	A1		800	857,304
Kazakhstan Temir Zholy Finance BV,
Gtd. Notes, 144A (Netherlands)(g)
6.375%	10/06/20	Baa3		600	622,878
Landry’s Holdings, Inc.,
Sr. Sec’d. Notes, 144A
11.50%	06/01/14	Caa1		205	190,650
LeasePlan Corp. NV,
Gov’t. Liquid Gtd. Notes, MTN (Netherlands)
3.25%	05/22/14	AAA(d)	EUR	200	286,035
3.375%	12/10/10	Aaa	EUR	3,000	4,104,140
Macquarie Bank Ltd., (Australia)
Gov’t. Liquid Gtd. Notes (g)
4.10%	12/17/13	Aaa		2,300	2,510,415
Gov’t. Liquid Gtd. Notes, 144A
3.30%	07/17/14	Aaa		100	106,568
Merrill Lynch & Co., Inc.,
Notes, MTN
0.523%(c)	06/05/12	A2		300	295,475
Sr. Unsec’d. Notes, MTN
0.666%(c)	11/01/11	A2		400	398,562
0.902%(c)	02/21/12	A(d)	GBP	100	153,234
1.188%(c)	05/30/14	A2	EUR	500	638,213
1.628%(c)	09/27/12	A2	EUR	400	527,055
6.05%	08/15/12	A2		1,200	1,287,973
Sr. Unsub. Notes, MTN
1.096%(c)	10/31/11	A2	EUR	100	133,195
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
0.78%(c)	01/09/12	A2		600	596,411
1.218%(c)	03/01/13	A2	EUR	600	777,109
2.876%(c)	05/14/13	A2		400	407,637
RZD Capital Ltd.,
Notes, MTN (Ireland)
5.739%	04/03/17	Baa1		4,100	4,317,300
TransCapitalInvest Ltd. For OJSC AK Transneft,
Sec’d. Notes (Ireland)
6.103%	06/27/12	A2		1,600	1,681,152
8.70%	08/07/18	Baa1		2,800	3,461,500
Waha Aerospace BV, (Netherlands)
Gov’t. Gtd. Notes
3.925%	07/28/20	Aa2		1,300	1,344,996
Gov’t. Gtd. Notes, 144A
3.925%	07/28/20	Aa2		700	719,320
White Nights Finance BV For Gazprom,
Sec’d. Notes (Netherlands)
10.50%	03/08/14	Baa1		2,000	2,403,400

					33,789,739

Diversified Operations — 0.1%
Noble Group Ltd., (Bermuda)
Sr. Unsec’d. Notes
6.75%	01/29/20	BBB-(d)		1,900	2,046,300
Sr. Unsec’d. Notes, 144A
6.75%	01/29/20	Baa3		400	430,800

					2,477,100

Electric — 0.2%
Aes Dominicana Energia Finance SA, (Cayman Islands)

Gtd. Notes
11.00%	12/13/15	B-(d)		1,600	1,696,000
Gtd. Notes, 144A
11.00%	12/13/15	B-(d)		500	530,000
Centrais Eletricas Brasileiras SA, (Brazil)
Sr. Unsec’d. Notes(g)
6.875%	07/30/19	BBB-(d)		400	472,000
Sr. Unsec’d. Notes, 144A
6.875%	07/30/19	BBB-(d)		1,500	1,770,000
Korea Hydro & Nuclear Power Co. Ltd., (South Korea)
Sr. Unsec’d. Notes
6.25%	06/17/14	A(d)		1,700	1,906,159
Sr. Unsec’d. Notes, 144A
6.25%	06/17/14	A1		700	784,889
Majapahit Holding BV, (Netherlands)
Gtd. Notes
7.25%	10/17/11	Ba3		900	945,273
7.25%	06/28/17	Ba2		100	114,692
7.75%	10/17/16	Ba3		100	116,552
7.75%	01/20/20	Ba2		2,250	2,700,000
Gtd. Notes, 144A
7.25%	06/28/17	Ba2		1,000	1,152,500
7.75%	10/17/16	Ba2		100	117,000
7.75%	01/20/20	Ba2		200	240,000
Mirant North America LLC, Gtd. Notes
7.375%	12/31/13	B1		772	795,160

					13,340,225

Electric Utilities
Enersis SA,
Sr. Unsec’d. Notes (Cayman Islands)
7.375%	01/15/14	Baa3		1,100	1,244,429

Entertainment & Leisure
Pegasus Solutions, Inc.,
Sr. Sec’d. Notes, 144A, PIK
13.00%	04/15/14	NR		255	204,000

Financial — Bank & Trust — 1.2%
Abbey National Treasury Services PLC,
Covered Bonds, MTN (United Kingdom)
3.625%	10/05/17	AAA(d)	EUR	800	1,088,311
ABN Amro Bank NV,
Covered Bonds, MTN (Netherlands)
3.25%	01/18/13	Aaa	EUR	300	421,814
Achmea Hypotheekbank NV,
Gov’t. Liquid Gtd. Notes, 144A (Netherlands)
3.20%	11/03/14	Aaa		300	318,910
Ally Financial, Inc.,
Gtd. Notes
6.00%	12/15/11	B3		110	112,338
6.875%	09/15/11	B3		500	515,625
Notes
6.875%	08/28/12	B3		500	521,875
Sr. Unsec’d. Notes, MTN
5.375%	06/06/11	B3	EUR	500	685,034
Banco del Estado de Chile,
Sr. Unsec’d. Notes, 144A (Chile)(g)
4.125%	10/07/20	Aa3		600	595,440
Bank of Scotland PLC,
Covered Bonds, MTN (United Kingdom)
4.375%	07/13/16	AAA(d)	EUR	100	143,406
BNP Paribas Home Loan Covered Bonds SA,
Covered Bonds, MTN (France)
3.00%	07/23/13	AAA(d)	EUR	300	421,131
4.125%	01/24/11	Aaa	EUR	100	137,518
4.75%	05/28/13	Aaa	EUR	200	293,604
BPCE SA,
Sr. Unsec’d. Notes, 144A (France)(g)
2.375%	10/04/13	Aa3		1,600	1,598,320
Cemex Finance LLC,
Sr. Sec’d. Notes, 144A
9.50%	12/14/16	B(d)		600	603,778
Cie de Financement Foncier, (France)
Covered Bonds, 144A
1.625%	07/23/12	Aaa		1,600	1,606,536
2.50%(g)	09/16/15	Aaa		900	905,132
Covered Bonds, MTN
3.875%	02/11/11	Aaa	EUR	700	963,272
Citibank NA,
FDIC Gtd. Notes
1.375%	08/10/11	Aaa		3,000	3,028,059
Citigroup, Inc.,
Sr. Sub. Notes
0.562%(c)	06/09/16	Baa1		900	762,614
Sr. Unsec’d. Notes
5.25%	02/27/12	A3		300	315,110
5.50%	10/15/14	A3		400	434,028
Sr. Unsec’d. Notes, MTN
0.844%(c)	08/10/11	A3	GBP	100	154,472
1.036%(c)	06/03/11	A3	EUR	100	134,926
1.104%(c)	02/09/16	Aa3	EUR	200	245,265
7.375%	06/16/14	A(d)	EUR	800	1,230,688
Unsec’d. Notes
2.384%(c)	08/13/13	A3		500	503,517
Compagnie de Financement Foncier,
Covered Bonds, MTN (France)
4.00%	07/21/11	Aaa	EUR	100	139,190
Dexia Credit Local,
Gov’t. Liquid Gtd. Notes, 144A (France)
0.693%(c)	03/05/13	Aa1		300	298,895
0.961%(c)	04/29/14	Aa1		1,500	1,493,716
2.75%	01/10/14	Aa1		1,000	1,022,483
DnB NOR Boligkreditt,
Covered Bonds, MTN (Norway)
2.375%	07/20/16	Aaa	EUR	100	135,493
4.625%	07/03/13	Aaa	EUR	800	1,149,276
Export-Import Bank of Korea, (South Korea)
Sr. Unsec’d. Notes
5.125%	06/29/20	A1		500	538,389
Sr. Unsec’d. Notes, 144A (g)
1.343%(c)	03/13/12	A1		800	799,434
HBOS Euro Finance LP,
Limited Gtd. Notes (United Kingdom)
7.627%(c)	12/29/49	A1	EUR	300	371,366
HSBC Finance Corp.,
Sr. Unsec’d. Notes
0.875%(c)	07/19/12	A3		500	495,093
Sr. Unsec’d. Notes, MTN
0.628%(c)	08/09/11	A3		1,500	1,498,222
ING Bank Australia Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)

5.12%(c)	08/28/13	AAA(d)	AUD	500	481,739
5.48%(c)	06/24/14	AAA(d)	AUD	1,200	1,165,760
ING Bank NV,
Sr. Unsec’d. Notes, 144A (Netherlands)
1.089%(c)	03/30/12	Aa3		1,300	1,295,411
Investec Bank Australia Ltd.,
Gov’t. Liquid Gtd.
Notes (Australia)
5.00%	02/27/14	Aaa	AUD	700	662,526
Lloyds TSB Bank PLC,
Jr. Sub. Notes, 144A (United Kingdom)
12.00%(c)	12/29/49	Ba1		200	228,929
National Australia Bank Ltd., (Australia)
Gov’t. Liquid Gtd. Notes
4.25%	03/26/12	AAA(d)	AUD	400	381,389
Gov’t. Liquid Gtd. Notes, 144A
1.031%(c)	07/08/14	Aaa		2,000	2,017,842
NIBC Bank NV,
Gov’t. Liquid Gtd.
Notes, 144A (Netherlands)
2.80%	12/02/14	Aaa		1,500	1,564,725
Nykredit Realkredit A/S,
Covered Bonds (Denmark)
1.00%	01/01/11	AAA(d)	EUR	2,600	3,542,233
4.00%	01/01/11	Aaa	DKK	1,000	183,931
Rabobank Nederland NV,
Jr. Sub. Notes, 144A (Netherlands)
11.00%(c)	06/29/49	AA-(d)		500	650,000
Royal Bank of Scotland
Group PLC, (United Kingdom)
Gov’t. Liquid Gtd. Notes, 144A
0.559%(c)	03/30/12	Aaa		2,700	2,698,188
Jr. Sub. Notes, 144A
6.99%(c)	10/29/49	A1		400	324,000
Royal Bank of Scotland PLC (The), (United Kingdom)
Bank Gtd. Notes
4.875%	03/16/15	Aa3		300	315,621
Covered Bonds, MTN
2.75%	06/18/13	NR	EUR	100	136,956
Gov’t. Liquid Gtd. Notes, 144A
1.45%	10/20/11	Aaa		1,500	1,511,122
3.00%	12/09/11	Aaa		100	102,664
Gov’t. Liquid Gtd. Notes, MTN
3.75%	11/14/11	AAA(d)	EUR	500	700,333
4.125%	11/14/11	Aaa	GBP	2,400	3,897,005
4.375%	03/27/12	AAA(d)	AUD	400	379,483
Gtd. Notes
2.759%(c)	08/23/13	Aa3		2,600	2,652,512
Santander US Debt SA Unipersonal,
Bank Gtd. Notes, 144A (Spain)
1.089%(c)	03/30/12	Aa2		1,100	1,084,716
SNS Bank NV,
Gov’t. Liquid Gtd. Notes,
MTN (Netherlands)
3.50%	03/10/14	AAA(d)	EUR	300	432,574
Stadshypotek AB,(g)
Covered Bonds, 144A (Sweden)
0.839%(c)	09/30/13	Aaa		600	599,999
1.45%	09/30/13	Aaa		600	601,960
State Bank of India,
Sr. Unsec’d. Notes, 144A (India)
4.50%	07/27/15	Baa2		2,100	2,206,061
Suncorp-Metway Ltd., (Australia)
Gov’t. Liquid Gtd. Notes
5.207%(c)	09/11/13	Aaa	AUD	1,000	965,471
Gov’t. Liquid Gtd. Notes, MTN
4.00%	01/16/14	Aaa	GBP	700	1,177,020
Swedbank Hypotek AB,
Covered Bonds, MTN (Sweden)
4.625%	05/23/11	Aaa	EUR	100	139,036
Wachovia Corp.,
Sr. Unsec’d. Notes
0.636%(c)	04/23/12	A1		2,000	1,991,584
Sr. Unsec’d. Notes, MTN
2.236%(c)	05/01/13	A1		1,600	1,646,530
Westpac Banking Corp.,
Gov’t. Liquid Gtd. Notes, 144A (Australia)
0.482%(c)	12/14/12	Aaa		3,100	3,101,131
2.90%	09/10/14	Aaa		2,000	2,116,142
3.585%	08/14/14	Aaa		200	214,740
Westpac Securities NZ Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (New Zealand)
2.50%	05/25/12	Aaa		200	204,698
WM Covered Bond Program,
Covered Bonds, MTN
4.375%	05/19/14	AA(d)	EUR	300	429,539

					67,485,850

Financial Services — 0.3%
Ally Credit Canada Ltd.,
Gtd. Notes, MTN (Canada)
6.00%	05/23/12	B3	EUR	900	1,263,735
Bear Stearns Cos. LLC (The),
Sr. Unsec’d. Notes, MTN
6.95%	08/10/12	Aa3		200	221,089
CEDC Finance Corp. International, Inc.,
Sr. Sec’d. Notes, 144A
9.125%	12/01/16	B1		200	215,000
Countrywide Financial Corp.,
Gtd. Notes, MTN
0.858%(c)	05/07/12	A2		1,300	1,289,000
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
7.50%	08/01/12	Ba3		800	849,247
General Electric Capital Corp.,
FDIC Gtd. Notes, MTN
0.292%(c)	12/21/12	Aaa		3,000	3,001,317
0.467%(c)	06/01/12	Aaa		3,500	3,511,869
German Postal Pensions Securitisation PLC,
Gtd. Notes (Ireland)
2.75%	01/18/11	Aaa	EUR	1,100	1,507,525
Interoceanica IV Finance Ltd.,
Sr. Sec’d. Notes, 144A (Cayman Islands)
5.287%(s)	11/30/18	Baa3		281	226,906
Interoceanica V Finance Ltd.,
Notes, 144A (Cayman Islands)
7.425%(s)	05/15/30	NR		400	135,393
LBG Capital No.1 PLC,
Bank Gtd. Notes, 144A (United Kingdom)
8.50%(c)	12/29/49	B+(d)		300	276,000

Peru Enhanced Pass-Through Finance Ltd.,
Sr. Sec’d. Notes, 144A (Cayman Islands)
5.334%(s)	05/31/18	Baa3		215	177,030
Temasek Financial I Ltd., (Singapore)
Gtd. Notes
5.375%	11/23/39	Aaa		400	467,474
Gtd. Notes, 144A
4.30%	10/25/19	Aaa		250	270,099
5.375%	11/23/39	Aaa		250	285,831
TNK-BP Finance SA,
Gtd. Notes (Luxembourg)
6.625%	03/20/17	Baa2		700	741,125
7.25%	02/02/20	Baa2		800	873,000
7.875%	03/13/18	Baa2		2,800	3,157,000

					18,468,640

Food Products
AmeriQual Group LLC and AmeriQual Finance Corp.,
Sr. Sec’d. Notes, 144A
9.50%	04/01/12	Caa1		235	230,300
WM Wrigley Jr. Co.,
Sec’d. Notes, 144A
1.664%(c)	06/28/11	Baa2		500	500,213

					730,513

Forest & Paper Products
Appleton Papers, Inc.,
Sr. Sec’d. Notes, 144A
11.25%	12/15/15	B3		255	188,700

Healthcare Products
China Medical Technologies, Inc.,
Sr. Sub. Notes (Cayman Islands)
3.50%	11/15/11	NR		220	211,475
Merge Healthcare, Inc.,
Sr. Sec’d. Notes, 144A
11.75%	05/01/15	B2		255	260,738

					472,213

Healthcare Providers & Services
DaVita, Inc.,
Gtd. Notes
7.25%	03/15/15	B2		750	778,594

Holding Companies — Divers
Hutchison Whampoa International Ltd., Gtd. Notes
5.75%	09/11/19	A3		1,400	1,557,393

Household Products
Ames True Temper, Inc.,
Gtd. Notes
4.526%(c)	01/15/12	B3		155	154,613

Insurance — 0.1%
American International Group, Inc.,
Jr. Sub. Debs.
8.175%(c)	05/15/68	Ba2		100	100,000
Jr. Sub. Notes
5.75%(c)	03/15/67	BBB(d)	GBP	400	455,559
8.625%(c)	05/22/68	Ba2	GBP	1,100	1,632,945
Sr. Unsec’d. Notes
6.25%	05/01/36	A3		800	776,000
Sr. Unsec’d. Notes, MTN
5.85%	01/16/18	A3		100	103,500

					3,068,004

Investment Company
Offshore Group Investments Ltd.,
Sr. Sec’d. Notes, 144A (Cayman Islands)
11.50%	08/01/15	B3		255	267,750

Media
Columbus International, Inc.,
Sr. Sec’d. Notes, 144A (Barbados)
11.50%	11/20/14	B2		700	773,360
MediMedia USA, Inc.,
Sr. Sub. Notes, 144A
11.375%	11/15/14	Caa2		300	268,875

					1,042,235

Metals & Mining — 0.4%
Adaro Indonesia PT,
Gtd. Notes (Indonesia)
7.625%	10/22/19	Ba1		900	981,000
ArcelorMittal,
Sr. Unsec’d. Notes (Luxembourg)
5.00%	05/15/14	Baa3		1,000	1,323,750
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes (Chile)
5.625%	09/21/35	A1		600	657,846
CSN Islands IX Corp.,
Gtd. Notes, 144A (Cayman Islands)
10.50%	01/15/15	Ba1		700	866,250
CSN Islands XI Corp., (Cayman Islands)
Gtd. Notes(g)
6.875%	09/21/19	BBB-(d)		1,800	1,980,000
Gtd. Notes, 144A
6.875%	09/21/19	Ba1		2,000	2,200,000
Gerdau Holdings, Inc.,
Gtd. Notes, 144A (Brazil)
7.00%	01/20/20	BBB-(d)		300	335,250
Gold Fields Orogen Holding BVI Ltd.,
Gtd. Notes, 144A (British Virgin Islands)(g)
4.875%	10/07/20	Baa3		900	893,673
GTL Trade Finance, Inc.,
Gtd. Notes, 144A (British Virgin Islands)
7.25%	10/20/17	Bbb-		2,100	2,338,875
Sterlite Industries India Ltd.,
Sr. Unsec’d. Notes (India)
4.00%	10/30/14	NR		1,000	968,750
Vale Overseas Ltd.,
Gtd. Notes (Cayman Islands)
4.625%	09/15/20	Baa2		500	512,582
6.875%	11/10/39	Baa2		5,000	5,729,805
8.25%	01/17/34	Baa2		5,000	6,365,035

					25,152,816

Multiline Retail
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
7.95%	04/01/17	Ba1		1,000	1,122,500

Oil, Gas & Consumable Fuels — 0.7%
BP Capital Markets PLC,
Gtd. Notes (United Kingdom)
3.125%	10/01/15	A2		1,000	1,005,253
Ecopetrol SA,
Sr. Unsec’d. Notes (Colombia)
7.625%	07/23/19	Baa2		4,100	4,961,000

Floatel Superior Ltd.,
Sec’d. Notes (Bermuda)
13.00%	09/02/15	NR		200	210,000
Gaz Capital SA For Gazprom,
Sr. Unsec’d. Notes (Luxembourg)
8.146%	04/11/18	A3		4,000	4,660,000
Indian Oil Corp Ltd.,
Bonds (India)
4.75%	01/22/15	Baa3		200	212,666
Interoil Exploration and Production ASA,
Sr. Unsec’d. Notes (Norway)
15.00%	03/14/14	NR	NOK	1,000	172,417
KazMunaiGaz Finance Sub BV, (Netherlands)
Gtd. Notes, 144A
7.00%	05/05/20	Baa2		900	992,250
Notes
7.00%	05/05/20	Baa2		2,400	2,646,000
Nakilat, Inc.,
Sr. Sec’d. Notes (Qatar)(g)
6.067%	12/31/33	Aa2		100	110,000
Pemex Project Funding Master Trust,
Gtd. Notes
5.50%	02/24/25	Baa1	EUR	300	407,892
5.75%	03/01/18	NR		400	438,373
6.625%	06/15/35	Baa1		2,400	2,621,832
Petrobras International Finance Co.,
Gtd. Notes (Cayman Islands)
6.875%	01/20/40	Baa1		400	457,897
7.875%	03/15/19	Baa1		3,330	4,152,850
Petroleos Mexicanos, (Mexico)
Gtd. Notes
5.50%	01/21/21	Baa1		3,800	4,063,112
8.00%	05/03/19	Baa1		2,900	3,596,000
Gtd. Notes, 144A
5.50%	01/21/21	Baa1		500	532,500
Petroleum Co. of Trinidad & Tobago Ltd.,
Sr. Unsec’d. Notes (Trinidad & Tobago)
9.75%	08/14/19	Baa3		2,000	2,450,000
Petroleum Export Ltd.,
Sr. Sec’d. Notes (Cayman Islands)(g)
5.265%	06/15/11	Baa1		40	40,350
Petrominerales Ltd.,
Sr. Unsec’d. Notes (Bahamas)
2.625%	08/25/16	NR		300	291,210
Petronas Capital Ltd.,
Gtd. Notes (Malaysia)
5.25%	08/12/19	A-(d)		1,200	1,340,346
Ras Laffan Liquefied Natural Gas Co. Ltd. II,
Bonds (Qatar)(g)
5.298%	09/30/20	Aa3		1,350	1,459,350
Ras Laffan Liquefied Natural Gas Co. Ltd. III,
Sr. Sec’d. Notes (Qatar)(g)
6.75%	09/30/19	Aa2		2,500	2,970,825
SKDP 1 Ltd.,
Sr. Sec’d. Notes (Cyprus)
12.00%	05/19/17	NR		700	756,000
Tengizchevroil Finance Co. SARL,
Sr. Sec’d. Notes (Luxembourg)(g)
6.124%	11/15/14	Baa3		900	945,477
Transocean, Inc.,
Gtd. Notes (Switzerland)
4.95%	11/15/15	BBB(d)		300	311,961

					41,805,561

Paper & Forest Products
Celulosa Arauco y Constitucion SA, (Chile)
Sr. Unsec’d. Notes
7.25%	07/29/19	Baa2		400	474,263
Sr. Unsec’d. Notes, 144A(g)
5.00%	01/21/21	Baa2		100	101,036

					575,299

Real Estate
Qatari Diar Finance QSC,
Gov’t. Gtd. Notes (Qatar)
5.00%	07/21/20	Aa2		1,500	1,574,910

Real Estate Investment Trust
Rouse Co. LP (The),
Sr. Unsec’d. Notes(i)
7.20%	09/15/12	C		255	303,450

Retail & Merchandising — 0.1%
Dollar General Corp.,
Gtd. Notes
10.625%	07/15/15	B3		510	562,275
New Albertsons, Inc.,
Unsec’d. Notes
7.50%	02/15/11	Ba3		600	611,250
Sally Holdings LLC / Sally Capital, Inc.,
Gtd. Notes
9.25%	11/15/14	B3		755	794,637

					1,968,162

Savings & Loan
Nationwide Building Society, (United Kingdom)
Covered Bonds
2.875%	09/14/15	AAA(d)	EUR	400	547,019
Covered Bonds, MTN
4.125%	02/27/12	Aaa	EUR	400	558,434

					1,105,453

Telecommunications
Embarq Corp.,
Sr. Unsec’d. Notes
7.082%	06/01/16	Baa3		1,100	1,222,545
KT Corp., (South Korea)
Sr. Notes
4.875%	07/15/15	A3		140	151,422
Sr. Unsec’d. Notes(g)
5.875%	06/24/14	Baa1		460	510,008

					1,883,975

Transportation
Aviation Capital Group,
Notes, 144A(g)
7.125%	10/15/20	BBB-(d)		900	899,973
DP World Ltd.,
Sr. Unsec’d. Notes (United Arab Emirates)
6.85%	07/02/37	BB(d)		300	280,586

					1,180,559

Utilities
Korea Electric Power Corp.,
Sr. Unsec’d. Notes, 144A (South Korea)(g)
3.00%	10/05/15	A1		400	398,959

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV,
Gtd. Notes (Mexico)
5.00%	10/16/19	A2		2,000	2,142,952

TOTAL CORPORATE BONDS (cost $246,929,929)					257,856,216

MUNICIPAL BOND

California

University of California Regents Medical Center, Series F, Revenue Bonds (cost $300,000)
6.583%	05/15/49		Aa2		300	327,885

FOREIGN GOVERNMENT BONDS — 3.8%

Australia Government Bond,
Sr. Unsec’d. Notes (Australia)
3.00%	09/20/25		Aaa	AUD	600	638,548
4.00%	08/20/15		NR	AUD	200	325,962
4.00%	08/20/20		NR	AUD	200	319,921
Banco Nacional de Desenvolvimento Economico e Social, (Brazil)
Bonds, 144A(g)
4.125%	09/15/17		Baa2	EUR	400	548,011
Sr. Unsec’d. Notes
6.369%	06/16/18		Baa3		1,500	1,710,000
Sr. Unsec’d. Notes, 144A
6.50%	06/10/19		Baa2		200	230,750
Bundesobligation,
Bonds (Germany)
3.50%	04/08/11		Aaa	EUR	300	414,861
Bundesrepublik Deutschland,
Bonds (Germany)
3.50%	07/04/19		AAA(d)	EUR	900	1,354,454
4.00%	01/04/18		AAA(d)	EUR	1,900	2,940,838
4.25%	07/04/17		AAA(d)	EUR	500	783,454
4.25%	07/04/18		Aaa	EUR	5,600	8,822,859
4.75%	07/04/34		Aaa	EUR	1,400	2,501,598
5.25%	01/04/11		Aaa	EUR	100	137,890
5.50%	01/04/31		Aaa	EUR	5,500	10,449,955
6.25%	01/04/30		AAA(d)	EUR	100	204,649
6.50%	07/04/27		Aaa	EUR	3,700	7,538,761
Bundesschatzanweisungen,
Bonds (Germany)
1.25%	03/11/11		AAA(d)	EUR	300	409,941
2.25%	12/10/10		Aaa	EUR	2,900	3,965,292
Canada Housing Trust No 1,
Gov’t. Gtd. Notes (Canada)
2.45%	12/15/15		Aaa	CAD	900	888,976
3.15%	06/15/15	(g)	AAA(d)	CAD	3,600	3,653,603
Canadian Government, (Canada)
Bonds
2.50%	09/01/13		Aaa	CAD	3,200	3,192,629
Notes
4.25%	06/01/18		Aaa	CAD	1,000	1,090,495
France Government Bond,
Bonds (France)
3.50%	04/25/15		AAA(d)	EUR	500	735,679
4.00%	04/25/18		Aaa	EUR	1,500	2,279,467
4.25%	10/25/18		AAA(d)	EUR	6,400	9,890,973
4.25%	10/25/23		Aaa	EUR	1,200	1,868,528
Indonesia Government International Bond,
Sr. Unsec’d. Notes (Indonesia)
6.875%	03/09/17		Ba2		200	241,561
Kingdom of Bahrain,
Sr. Unsec’d. Notes, 144A (Bahrain)
5.50%	03/31/20		A(d)		800	838,104
Korea Housing Finance Corp.,
Covered Bonds, 144A (Korea)
4.125%	12/15/15		Aa3		500	524,469
Mexican Bonos,
Bonds (Mexico)
7.50%	06/03/27		11a1	MXN	5,000	429,388
Netherlands Government,
Bonds (Netherlands)
4.00%	07/15/19		Aaa	EUR	2,300	3,532,087
New South Wales Treasury Corp.,
Gov’t. Gtd. Notes (Australia)
2.75%	11/20/25		Aaa	AUD	700	698,762
7.00%	12/01/10		Aaa	AUD	1,030	998,720
Penerbangan Malaysia Berhad,
Gov’t. Gtd. Notes (Malaysia)
5.625%	03/15/16		A3		500	570,679
Province of Ontario Canada,
Notes (Canada)
4.50%	12/02/12		Aa1	CAD	2,300	2,369,811
Rebublic of Panama,
Sr. Unsec’d. Notes (Panama)
5.20%	01/30/20		Baa3		2,000	2,215,000
8.125%	04/28/34		Baa3		2,000	2,690,000
9.375%	04/01/29		Baa3		1,300	1,963,962
Republic of Brazil,
Sr. Unsec’d. Notes (Brazil)
5.875%	01/15/19		Baa3		900	1,055,250
7.125%	01/20/37		Ba1		2,900	3,813,500
Republic of Colombia, (Colombia)
Sr. Unsec’d. Notes
7.375%	03/18/19		BBB-(d)		3,600	4,554,000
Unsec’d. Notes
7.375%	01/27/17		Ba1		2,000	2,465,000
7.375%	09/18/37		Ba1		5,200	6,851,000
Republic of Columbia, (Colombia)
Sr. Unsec’d. Notes
8.125%	05/21/24		Ba1		100	134,250
Unsub. Notes
2.176%(c)	11/16/15		Ba1		300	304,500
Republic of Gabonese,
Bonds (Gabon)
8.20%	12/12/17		BB-(d)		2,700	3,125,250
Republic of Guatemala,
Sr. Unsec’d. Notes (Guatemala)
9.25%	08/01/13		Ba2		500	592,500
Republic of Indonesia, (Indonesia)
Sr. Unsec’d. Notes
6.875%	01/17/18		Ba3		1,400	1,690,500
7.75%	01/17/38		Ba3		2,800	3,829,000
8.50%	10/12/35		Ba3		300	437,250
10.375%	05/04/14		Ba3		170	214,846
11.625%	03/04/19		Ba3		800	1,240,000
Sr. Unsec’d. Notes, 144A
5.875%	03/13/20		Ba2		2,800	3,230,640
6.875%	03/09/17		Ba2		3,000	3,615,000
Republic of Peru,
Sr. Unsec’d. Notes (Peru)
7.125%	03/30/19		Baa3		4,000	5,010,000
7.35%	07/21/25		Baa3		2,100	2,724,750
8.75%	11/21/33		BBB-(d)		639	950,512
Republic of Philippines,
Sr. Unsec’d. Notes (Philippines)
6.375%	01/15/32		B1		3,900	4,554,615
6.375%	10/23/34		Ba3		4,000	4,660,000
6.50%	01/20/20		Ba3		500	597,500
8.375%	06/17/19		Ba3		2,160	2,881,008
Republic of Poland,
Sr. Unsec’d. Notes (Poland)
6.375%	07/15/19		A2		4,650	5,478,490

Republic of South Africa,
Sr. Unsec’d. Notes (South Africa)
5.50%	03/09/20	A3		1,500	1,676,250
6.50%	06/02/14	Baa1		1,350	1,542,375
6.875%	05/27/19	A3		300	366,750
Republic of Turkey,
Sr. Unsec’d. Notes (Turkey)
5.625%	03/30/21	Ba2		600	654,000
6.75%	05/30/40	Ba2		3,400	3,876,476
7.00%	09/26/16	Ba2		500	590,000
7.00%	03/11/19	Ba2		3,500	4,165,000
7.00%	06/05/20	Ba2		2,600	3,113,500
7.25%	03/15/15	Ba2		800	938,000
7.50%	07/14/17	Ba2		200	242,500
7.50%	11/07/19	Ba2		3,000	3,690,000
Republic of Uruguay, (Uruguay)
Sr. Unsec’d. Notes
6.875%	09/28/25	Ba3		600	721,500
Unsec’d. Notes
8.00%	11/18/22	B1		1,000	1,292,500
Russian Federation,
Sr. Unsec’d. Notes (Russia)
7.50%	03/31/30	Baa2		16,916	20,200,490
Russian Foreign Bond, (Russia)
Notes
3.625%	04/29/15	Baa1		4,000	4,030,000
Unsub. Notes, 144A
7.50%	03/31/30	Baa1		2,613	3,130,696
State of Qatar, (Qatar)
Sr. Notes
6.55%	04/09/19	Aa2		100	119,875
Sr. Notes, 144A
4.00%	01/20/15	Aa2		100	105,500
5.25%	01/20/20	Aa2		4,200	4,620,000
6.40%	01/20/40	Aa2		100	119,000
United Kingdom Gilt,
Bonds (United Kingdom)
2.75%	01/22/15	AAA(d)	GBP	6,000	9,872,883
4.25%	03/07/36	Aaa	GBP	1,900	3,163,184
4.25%	09/07/39	Aaa	GBP	100	166,405
4.50%	03/07/19	Aaa	GBP	100	177,315
4.50%	12/07/42	Aaa	GBP	700	1,216,077
4.75%	12/07/38	Aaa	GBP	860	1,550,305
United Mexican States, (Mexico)
Notes, MTN
5.50%	02/17/20	Baa1	EUR	100	147,572
Sr. Unsec’d. Notes
5.625%	01/15/17	Baa1		200	228,800
6.05%	01/11/40	Baa1		2,000	2,290,000
Sr. Unsec’d. Notes, MTN
6.75%	09/27/34	Baa1		2,000	2,476,000
Unsub. Notes
8.125%	12/30/19	Baa1		100	135,250
TOTAL FOREIGN GOVERNMENT BONDS (cost $212,791,751)					224,598,201

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%

American General Mortgage Loan Trust,
Series 2010-1A, Class A1, 144A
5.15%(c)	03/25/58	Aaa		899	923,653
American Home Mortgage Assets,
Series 2006-1, Class 2A1
0.446%(c)	05/25/46	Ba2		228	122,428
Series 2006-4, Class 1A12
0.466%(c)	10/25/46	Caa3		304	154,571
American Home Mortgage Investment Trust,
Series 2005-2, Class 4A1
2.034%(c)	09/25/45	Ba3		36	32,048
Araan Residential Mortgages PLC,
Series 2010-1A, Class A1B(g)
2.203%(c)	05/16/47	NR	EUR	500	680,710
Arkle Master Issuer PLC, (United Kingdom)
Series 2006-1A, Class 4A2, 144A
0.459%(c)	02/17/52	Aaa		1,200	1,185,544
Series 2010-1A, Class 2A, 144A
1.519%(c)	05/17/60	Aaa		400	398,582
Banc of America Funding Corp.,
Series 2006-I, Class 4A1
5.937%(c)	10/20/46	CCC(d)		399	269,026
Banc of America Mortgage Securities, Inc., Series 2005-D, Class 2A7
2.944%(c)	05/25/35	Caa2		500	401,571
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-7, Class 6A
3.569%(c)	10/25/33	Aaa		153	156,203
Series 2004-10, Class 13A1
4.968%(c)	01/25/35	A1		35	30,144
Series 2005-1, Class 2A1
3.118%(c)	03/25/35	Caa2		70	57,464
Series 2005-8, Class A3, 144A
5.137%(c)	08/25/35	A1		500	497,084
Series 2005-10, Class A2
3.063%(c)	10/25/35	BB+(d)		500	462,893
Bear Stearns Alt-A Trust, Series 2006-6, Class 31A1
5.316%(c)	11/25/36	Caa3		237	146,210
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1
2.65%(c)	10/25/35	BB+(d)		545	459,669
Series 2007-10, Class 22AA
5.851%(c)	09/25/37	CCC(d)		364	265,855
Countrywide Alternative Loan Trust,
Series 2006-OA9, Class 2A1A
0.467%(c)	07/20/46	Caa3		304	140,040
Series 2006-OA17, Class 1A1A
0.452%(c)	12/20/46	Caa1		346	170,539
Series 2007-OA6, Class A1B
0.456%(c)	06/25/37	Ba2		494	275,103
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
4.68%(c)	01/19/34	Aaa		170	166,706
Series 2004-12, Class 12A1
2.949%(c)	08/25/34	Ba1		251	205,623

Crusade Global Trust,
Series 2005-1, Class A3 (Australia)
4.93%(c)	06/17/37	Aaa	AUD	457	429,925
Eurosail PLC,
Series 2006-4X, Class A3A (United Kingdom)
1.04%(c)	12/10/44	Aaa	EUR	500	561,778
Fannie Mae, Series 2006-11, Class F
1.056%(c)	02/25/36	NR		166	165,666
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.607%(c)	11/15/31	Aaa		304	275,889
Ginnie Mae, Series 2007-8, Class FA
0.557%(c)	03/20/37	NR		1,360	1,353,552
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
2.14%(c)	03/25/33	Aaa		153	149,986
Series 2005-AR1, Class 1A1
3.333%(c)	01/25/35	BBB-(d)		47	40,177
Series 2005-AR3, Class 6A1
2.942%(c)	05/25/35	Caa2		431	362,710
Series 2005-AR6, Class 4A5
2.90%(c)	09/25/35	AA(d)		500	402,833
Series 2006-AR1, Class 2A1
4.923%(c)	01/25/36	B+(d)		14	10,827
Harborview Mortgage Loan Trust,
Series 2006-12, Class 2A2A
0.447%(c)	01/19/38	B3		252	157,150
Impac CMB Trust,
Series 2004-11, Class 2A1
0.916%(c)	03/25/35	Baa2		409	281,983
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
5.054%(c)	11/25/35	Caa1		149	133,349
IndyMac Index Mortgage Loan Trust,
Series 2006-AR12, Class A1
0.446%(c)	09/25/46	B3		265	152,261
JPMorgan Mortgage Trust,
Series 2005-A6, Class 2A1
3.152%(c)	08/25/35	B+(d)		114	100,514
Series 2007-A1, Class 1A1
3.012%(c)	07/25/35	Ba3		146	138,218
Maxis Loans Securitisation,
Series 2009-1, Class A1 (Australia)
6.343%(c)	09/12/39	AAA(d)	AUD	334	325,411
Medallion Trust,
Series 2005-1G, Class A2 (Australia)
4.737%(c)	05/10/36	Aaa	AUD	410	386,626
Mellon Residential Funding Corp.,
Series 1999-TBC3, Class A2
2.61%(c)	10/20/29	AAA(d)		50	47,480
Merrill Lynch Mortgage Backed Securities Trust,
Series 2007-1, Class 2A1
5.597%(c)	04/25/37	CCC(d)		15	11,541
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
2.57%(c)	02/25/33	AAA(d)		130	124,012
Series 2005-A10, Class A
0.466%(c)	02/25/36	B2		139	107,578
Residential Accredit Loans, Inc.,
Series 2007-QH7, Class 1A1
0.506%(c)	08/25/37	B3		817	452,880
Residential Funding Mortgage Securities I,
Series 2003-S9, Class A1
6.50%	03/25/32	AAA(d)		31	31,616
RMAC Securities PLC,
Series 2006-NS2X, Class A2C
1.029%(c)	06/12/44	Aa1	EUR	1,158	1,339,533
Sequoia Mortgage Trust,
Series 2003-4, Class 2A1
0.607%(c)	07/20/33	Aaa		310	290,567
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A2
0.507%(c)	07/19/35	Aaa		707	606,938
Series 2006-AR6, Class 2A1
0.446%(c)	07/25/46	B3		341	205,357
Superannuation Members Home Loan Programme,
Series 2009-3, Class A1 (Australia)
6.00%(c)	11/07/40	AAA(d)	AUD	456	441,744
Superannuation Members Home Loans Global Fund,
Series 6, Class A (Australia)
0.738%(c)	11/09/35	Aaa		643	625,069
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 1A
3.714%(c)	10/25/43	AAA(d)		148	142,176
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR5, Class A7
2.70%(c)	06/25/33	Aaa		121	115,784
Series 2005-AR14, Class 2A1
5.259%(c)	12/25/35	BBB+(d)		447	406,970
Series 2006-AR7, Class 3A
3.297%(c)	07/25/46	Ba2		1,103	771,195
Series 2006-AR9, Class 1A
1.386%(c)	08/25/46	Ba1		370	232,044
Series 2006-AR10, Class 1A1
5.868%(c)	09/25/36	CCC(d)		13	10,151
Series 2006-AR14, Class 1A4
5.507%(c)	11/25/36	CCC(d)		702	532,746
Series 2007-HY1, Class 4A1
5.241%(c)	02/25/37	CCC(d)		343	257,269
Series 2007-HY2, Class 1A1
5.424%(c)	12/25/36	CCC(d)		17	12,741

Series 2007-OA1, Class A1A
1.086%(c)	02/25/47	Caa1	319	187,622
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
4.577%(c)	03/25/36	BB(d)	856	756,467
Series 2006-AR6, Class 3A1
4.917%(c)	03/25/36	B3	508	455,681
Series 2006-AR10, Class 5A6
5.442%(c)	07/25/36	CCC(d)	16	12,721

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $19,815,982)				20,808,403

U.S. GOVERNMENT AGENCY OBLIGATIONS

Federal National Mortgage Assoc. Notes
4.10%	12/17/18		1,100	1,107,764
Small Business Administration Participation Certificates,
5.60%	09/01/28		586	664,913

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,694,878)				1,772,677

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
Federal Home Loan Mortgage Corp.
0.206%(c)	12/29/11		1,100	1,099,531
0.208%(c)	12/21/11		1,500	1,499,375
Federal National Mortgage Assoc.
3.78%(c)	09/01/19		1	585

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $2,598,951)				2,599,491

U.S. TREASURY OBLIGATIONS — 2.4%

U.S. Treasury Inflationary Indexed Bonds, TIPS
0.625%	04/15/13		1,700	1,800,418
1.25%	04/15/14-07/15/20		19,500	20,656,430
1.375%	07/15/18-01/15/20		3,200	3,442,532
1.625%	01/15/15-01/15/18		1,600	1,842,874
1.75%	01/15/28		4,000	4,411,989
1.875%	07/15/13-07/15/19		18,700	22,843,838
2.00%	04/15/12-01/15/26		23,300	28,425,387
2.125%	01/15/19-02/15/40		6,300	7,132,758
2.375%	01/15/17-01/15/27		15,200	19,250,112
2.50%	07/15/16-01/15/29		9,400	11,400,658
2.625%	07/15/17		5,600	6,791,596
3.625%	04/15/28		3,300	5,949,641
3.875%	04/15/29		1,300	2,397,431
U.S. Treasury Notes
2.375%	07/31/17		500	516,250
2.50%	06/30/17		5,000	5,209,375
3.375%	11/15/19(k)		2,300	2,477,712
3.50%	05/15/20(k)		400	434,188

TOTAL U.S. TREASURY OBLIGATIONS (cost $142,262,509)				144,983,189

	Units
WARRANTS(l)*
Containers & Packaging
CryoPort, Inc., expiring 08/10/15	71,429	12,139

Food Products
HQ Sustainable Maritime Industries, Inc., expiring 08/10/15	20,761	10,114

Insurance
Lincoln National Corp., expiring 07/10/19	76,433	1,257,323

Metals & Mining
Kinross Gold Corp., expiring 09/17/14 (Canada)	5,352	22,887

Retail & Merchandising
Talbots, Inc., expiring 04/06/15	15,541	43,515

TOTAL WARRANTS (cost $1,337,240)		1,345,978

TOTAL LONG-TERM INVESTMENTS (cost $4,431,213,746)		4,947,281,309

Shares
SHORT-TERM INVESTMENTS — 21.8%

AFFILIATED MONEY MARKET MUTUAL FUND — 15.7%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $933,354,946)(w)	933,354,946	933,354,946

			Principal
			Amount
			(000)#
U.S. TREASURY OBLIGATIONS(n) — 3.3%

U.S. Treasury Bills
0.111%	12/16/10		$8,900	8,897,561
0.12%	10/14/10	(k)	20,000	19,998,991
0.126%	10/28/10		2,000	1,999,811
0.13%	12/23/10	(k)	3,800	3,798,799
0.139%	10/07/10	(h)	280	279,995
0.146%	10/28/10		4,400	4,399,547
0.15%	10/21/10	(h)(k)	2,000	1,999,845
0.15%	12/30/10	(k)	28,500	28,488,828
0.151%	10/14/10		150	149,998
0.152%	10/14/10		37	36,999
0.16%	12/16/10		2,000	1,999,452
0.185%	01/06/11	(k)	500	499,822
0.185%	01/13/11		46,000	45,982,474
0.19%	06/30/11		18,800	18,800,000
0.198%	10/21/10		47,000	46,998,486

0.21%	11/04/10	(k)	3,800	3,799,570
0.22%	11/12/10	(k)	5,000	4,999,258

TOTAL U.S. TREASURY OBLIGATIONS (cost $193,121,419)				193,129,436

REPURCHASE AGREEMENTS(m) — 2.7%

Banc of America Securities LLC, 0.18%, dated 09/30/10, due 10/01/10 in the amount of $28,100,141			28,100	28,100,000
Barclays Capital, Inc., 0.19%, dated 09/30/10, due 10/01/10 in the amount of $12,400,065			12,400	12,400,000
Barclays Capital, Inc., 0.19%, dated 09/30/10, due 10/01/10 in the amount of $12,600,067			12,600	12,600,000
Barclays Capital, Inc., 0.19%, dated 09/30/10, due 10/01/10 in the amount of $28,100,148			28,100	28,100,000
Citigroup Global Markets, Inc., 0.24%, dated 09/30/10, due 10/01/10 in the amount of $7,200,048			7,200	7,200,000
Credit Suisse Securities (USA) LLC, 0.20%, dated 09/30/10, due 10/01/10 in the amount of $11,700,065			11,700	11,700,000
Credit Suisse Securities (USA) LLC, 0.20%, dated 09/30/10, due 10/01/10 in the amount of $12,400,069			12,400	12,400,000
JPMorgan Securities LLC, 0.26%, dated 09/30/10, due 10/01/10 in the amount of $12,400,090			12,400	12,400,000
JPMorgan Securities LLC, 0.26%, dated 09/30/10, due 10/01/10 in the amount of $14,200,103			14,200	14,200,000
JPMorgan Securities LLC, 0.26%, dated 09/30/10, due 10/01/10 in the amount of $18,800,136			18,800	18,800,000

TOTAL REPURCHASE AGREEMENTS (cost $157,900,000)				157,900,000

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.1%

Federal Home Loan Bank (cost $5,099,879)
0.08% 10/04/10-10/18/10			5,100	5,099,879

		Notional
		Amount
	Counterparty	(000)#
OPTIONS PURCHASED(j)*

Call Options
CBOE S&P Volatility Index, expiring 10/20/10, Strike Price $42.50		16,800	4,200
S&P 500 Index,
expiring 11/19/10, Strike Price $1,225.00		4,200	21,000
expiring 11/19/10, Strike Price $1,275.00		6,300	6,300
expiring 12/17/10, Strike Price $1,300.00		4,200	8,400

			39,900

Put Options
Currency Option USD vs KRW,
expiring 12/07/10, @ FX Rate 1,110.00	Hong Kong & Shanghai Bank	500	3,862
expiring 12/07/10, @ FX Rate 1,110.00	JPMorgan Chase	400	3,090
S&P 500 Index,
expiring 11/19/10, Strike Price $850.00		16,800	21,840
expiring 12/17/10, Strike Price $825.00		8,400	25,200

			53,992

TOTAL OPTIONS PURCHASED (cost $124,453)			93,892

TOTAL SHORT-TERM INVESTMENTS (cost $1,289,600,697)			1,289,578,153

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 105.2% (cost $5,720,814,443)				6,236,859,462

OPTIONS WRITTEN(j)*

Call Options
90 Day Euro Dollar, expiring 12/13/10, Strike Price $99.50			4,000	(1,725)
5 Year CDX North America IG 15, expiring 03/16/11, Strike Price $0.90	Morgan Stanley		2,200	(6,267)
5 Year iTraxx Europe Series 13, expiring 12/15/10, Strike Price $0.90	JPMorgan Chase	EUR	900	(2,283)
5 Year iTraxx Europe Series 14, expiring 03/16/11, Strike Price $0.90	Morgan Stanley	EUR	700	(2,566)
Arcsight, Inc.,
expiring 12/18/10, Strike Price $45.00			2,500	(250)
expiring 12/18/10, Strike Price $45.00			3,300	(330)
Burger King Holdings, Inc., expiring 10/16/10, Strike Price $25.00			3,100	(155)
Casey’s General Stores, Inc., expiring 10/16/10, Strike Price $45.00			1,300	(260)
Currency Option USD vs BRL,
expiring 10/15/10, @ FX Rate 1.80	Hong Kong & Shanghai Bank		400	(185)
expiring 10/15/10, @ FX Rate 1.82	JPMorgan Chase		400	(119)
expiring 10/15/10, @ FX Rate 1.82	Royal Bank of Scotland		400	(119)
expiring 10/29/10, @ FX Rate 1.78	Hong Kong & Shanghai Bank		800	(1,931)
expiring 10/29/10, @ FX Rate 1.78	JPMorgan Chase		400	(965)
Currency Option USD vs KRW,
expiring 10/29/10, @ FX Rate 1,200.00	Bank of America		200	(545)
expiring 10/29/10, @ FX Rate 1,200.00	Citigroup Global Markets		400	(1,090)
expiring 10/29/10, @ FX Rate 1,200.00	Deutsche Bank		200	(545)
expiring 12/07/10, @ FX Rate 1,275.00	Hong Kong & Shanghai Bank		500	(1,643)
expiring 12/07/10, @ FX Rate 1,275.00	JPMorgan Chase		400	(1,315)
Currency Option USD vs MXN,
expiring 10/15/10, @ FX Rate 13.55	Citigroup Global Markets		400	(123)
expiring 10/29/10, @ FX Rate 12.85	Citigroup Global Markets		1,200	(8,388)
expiring 10/29/10, @ FX Rate 13.25	Citigroup Global Markets		800	(1,932)
expiring 10/29/10, @ FX Rate 13.25	Citigroup Global Markets		400	(966)
Dollar Thrifty Automotive Group, Inc.,
expiring 10/16/10, Strike Price $48.00			2,000	(4,700)
Dynegy, Inc.,
expiring 12/18/10, Strike Price $5.00			47,800	(9,560)
Genzyme Corp.,
expiring 10/16/10, Strike Price $60.00			3,500	(38,955)

expiring 10/16/10, Strike Price $62.50			3,500	(29,400)
Interest Rate Swap Options,
Pay a fixed rate of 1.45% and receive a floating rate based on 3-month LIBOR,
expiring 10/29/10	Morgan Stanley		1,200	(2,222)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR,
expiring 10/29/10	Morgan Stanley		4,300	(252,874)
Pay a fixed rate of 1.35% and receive a floating rate based on 3-month LIBOR,
expiring 12/13/10	Bank of America		2,000	(4,383)
Pay a fixed rate of 1.35% and receive a floating rate based on 3-month LIBOR,
expiring 12/13/10	Bank of America		1,700	(3,725)
Pay a fixed rate of 1.50% and receive a floating rate based on 3-month LIBOR,
expiring 12/13/10	Citigroup Global Markets		4,000	(17,566)
Pay a fixed rate of 1.50% and receive a floating rate based on 3-month LIBOR,
expiring 12/13/10	Citigroup Global Markets		900	(3,952)
Pay a fixed rate of 1.50% and receive a floating rate based on 3-month LIBOR,
expiring 12/13/10	Morgan Stanley		2,100	(9,222)
McAfee, Inc.,
expiring 10/16/10, Strike Price $48.00			6,200	(310)
Netezza Corp.,
expiring 11/20/10, Strike Price $27.50			1,100	(165)
Potash Corp. of Saskatchewan, Inc.,
expiring 10/16/10, Strike Price $130.00			700	(10,045)
expiring 10/16/10, Strike Price $135.00			700	(6,650)
expiring 10/16/10, Strike Price $140.00			400	(2,200)
expiring 10/16/10, Strike Price $145.00			400	(912)
S&P 500 Index,
expiring 11/19/10, Strike Price $1,150.00			10,500	(315,000)
expiring 12/17/10, Strike Price $1,200.00			4,200	(73,080)
Talbots, Inc.,
expiring 01/22/11, Strike Price $15.00			1,600	(1,280)
expiring 01/22/11, Strike Price $16.00			3,100	(1,519)
expiring 01/22/11, Strike Price $17.50			4,700	(1,222)

				(822,644)

Put Options
90 Day Euro Dollar,
expiring 12/13/10, Strike Price $99.50			4,000	(325)
expiring 12/13/10, Strike Price $99.50			52,000	(4,225)
5 Year CDX North America IG 15,
expiring 03/16/11, Strike Price $1.50	Morgan Stanley		2,200	(10,469)
expiring 03/16/11, Strike Price $1.70	Morgan Stanley		100	(359)
5 Year iTraxx Europe Series 13, expiring 12/15/10, Strike Price $1.60	JPMorgan Chase	EUR	900	(2,002)
5 Year iTraxx Europe Series 14,
expiring 03/16/11, Strike Price $1.60	Morgan Stanley	EUR	700	(5,723)
expiring 03/16/11, Strike Price $1.80	Morgan Stanley	EUR	100	(711)

Amazon.com, Inc.,
expiring 10/01/10, Strike Price $125.00		400	(8)
expiring 10/01/10, Strike Price $130.00		3,500	(35)
expiring 10/01/10, Strike Price $140.00		2,600	(26)
expiring 10/01/10, Strike Price $145.00		5,200	(52)
Apple, Inc.,
expiring 10/01/10, Strike Price $220.00		1,200	(12)
expiring 10/01/10, Strike Price $230.00		1,500	(15)
expiring 10/01/10, Strike Price $240.00		1,600	(32)
expiring 10/01/10, Strike Price $250.00		3,000	(30)
expiring 10/01/10, Strike Price $260.00		12,700	(127)
expiring 10/01/10, Strike Price $270.00		10,900	(109)
Goldman Sachs Group, Inc. (The),
expiring 10/01/10, Strike Price $135.00		100	(1)
Green Mountain Coffee Roasters, Inc.,
expiring 10/16/10, Strike Price $26.00		11,100	(1,665)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 03/12/20, Strike Price $215.95	Citigroup Global Markets	1,000	(12,504)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets	2,700	(34,229)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets	300	(3,870)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets	500	(6,450)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets	500	(6,450)
Interest Rate Swap Options,
Receive a fixed rate of 1.95% and pay a floating rate based on 3-month LIBOR,
expiring 10/29/10	Morgan Stanley	1,200	(231)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR,
expiring 10/29/10	Morgan Stanley	4,300	—
Receive a fixed rate of 4.00% and pay a floating rate based on 3-month LIBOR,
expiring 12/01/10	Royal Bank of Scotland	4,500	—
Receive a fixed rate of 1.95% and pay a floating rate based on 3-month LIBOR,
expiring 12/13/10	Bank of America	1,700	(3,913)
Receive a fixed rate of 1.95% and pay a floating rate based on 3-month LIBOR,
expiring 12/13/10	Bank of America	2,000	(4,603)

Receive a fixed rate of 2.10% and pay a floating rate based on 3-month LIBOR,
expiring 12/13/10	Citigroup Global Markets	4,000	(5,283)
Receive a fixed rate of 2.10% and pay a floating rate based on 3-month LIBOR,
expiring 12/13/10	Citigroup Global Markets	900	(1,189)
Receive a fixed rate of 2.10% and pay a floating rate based on 3-month LIBOR,
expiring 12/13/10	Morgan Stanley	2,100	(2,774)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Deutsche Bank	900	(5,977)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Bank of America	1,400	(7,501)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Bank of America	1,600	(8,572)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Barclays Capital Group	1,900	(10,179)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Barclays Capital Group	600	(3,214)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Citigroup Global Markets	2,500	(13,394)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Citigroup Global Markets	1,400	(7,501)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Deutsche Bank	1,000	(5,358)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Deutsche Bank	900	(4,822)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Royal Bank of Scotland	900	(5,977)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Royal Bank of Scotland	1,000	(5,358)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Royal Bank of Scotland	1,700	(9,108)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR,
expiring 07/10/12	Morgan Stanley	1,200	(328)

Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR,
expiring 07/10/12	Morgan Stanley	300	(82)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR,
expiring 07/10/12	Royal Bank of Scotland	600	(164)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Bank of America	8,600	(57,468)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Bank of America	500	(3,341)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Citigroup Global Markets	4,000	(26,729)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Morgan Stanley	200	(1,336)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Royal Bank of Scotland	10,100	(67,491)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Royal Bank of Scotland	4,500	(30,070)
Monsanto Co.,
expiring 10/16/10, Strike Price $40.00		3,900	(624)
expiring 10/16/10, Strike Price $42.50		3,900	(1,482)
S&P 500 Index,
expiring 11/19/10, Strike Price $1,050.00		8,400	(104,160)
expiring 12/17/10, Strike Price $1,075.00		4,200	(113,820)

			(601,478)

TOTAL OPTIONS WRITTEN (premiums received $1,405,766)			(1,424,122)

SECURITIES SOLD SHORT — (2.1)%

	Shares
COMMON STOCKS — (2.1)%

Aerospace & Defense
Boeing Co. (The)	4,000	(266,160)
Curtiss-Wright Corp. (Class B Stock)	1,000	(30,300)
Goodrich Corp.	4,700	(346,531)
Moog, Inc. (Class A Stock)*	2,700	(95,877)
Precision Castparts Corp.	4,200	(534,870)
TransDigm Group, Inc.	6,900	(428,145)

		(1,701,883)

Agriculture
Alliance One International, Inc.*	62,414	(259,018)
Universal Corp.	4,461	(178,841)
Vector Group Ltd.	32,551	(608,704)

		(1,046,563)

Air Freight & Logistics
C.H. Robinson Worldwide, Inc.	2,500	(174,800)
Expeditors International of Washington, Inc.	2,300	(106,329)
UTi Worldwide, Inc. (British Virgin Islands)	28,100	(451,848)

		(732,977)

Airlines
AMR Corp.*	72,727	(455,998)
Continental Airlines, Inc. (Class B Stock)*	15,407	(382,710)
JetBlue Airways Corp.*	28,900	(193,341)
Southwest Airlines Co.	16,742	(218,818)

		(1,250,867)

Auto Components
BorgWarner, Inc.*	1,100	(57,882)

Auto Parts & Equipment
Titan International, Inc.	90,955	(1,234,259)

Automobile Manufacturers
Ford Motor Co.*	92,450	(1,131,588)

Automobiles
Harley-Davidson, Inc.	6,200	(176,328)

Beverages
Brown-Forman Corp. (Class B Stock)	800	(49,312)
Central European Distribution Corp.*	2,000	(44,640)
Coca-Cola Enterprises, Inc.	6,600	(204,600)

		(298,552)

Biotechnology — (0.1)%
Amylin Pharmaceuticals, Inc.*	19,500	(406,575)
BioMarin Pharmaceutical, Inc.*	21,800	(487,230)
Celgene Corp.*	3,532	(203,479)
Dendreon Corp.*	11,300	(465,334)
Enzon Pharmaceuticals, Inc.*	48,969	(550,901)
Human Genome Sciences, Inc.*	18,500	(551,115)
Regeneron Pharmaceuticals, Inc.*	6,900	(189,060)

		(2,853,694)

Building & Construction
Trex Co., Inc.*	10,858	(207,062)

Building Products
Masco Corp.	5,300	(58,353)
USG Corp.*	20,100	(265,119)

		(323,472)

Capital Markets
Bank of New York Mellon Corp. (The)	1,600	(41,808)
BlackRock, Inc.	600	(102,150)
Charles Schwab Corp. (The)	13,800	(191,820)
Greenhill & Co., Inc.	6,600	(523,512)
Janus Capital Group, Inc.	2,000	(21,900)
Jefferies Group, Inc.	4,600	(104,374)
Lazard Ltd. (Class A Stock) (Bermuda)	8,800	(308,704)
SEI Investments Co.	1,900	(38,646)
T. Rowe Price Group, Inc.	3,400	(170,221)
TD Ameritrade Holding Corp.*	24,200	(390,830)

		(1,893,965)

Chemicals — (0.1)%
Balchem Corp.	1,350	(41,661)
CF Industries Holdings, Inc.	4,200	(401,100)
Dow Chemical Co. (The)	16,200	(444,852)
Huntsman Corp.	15,900	(183,804)
Intrepid Potash, Inc.*	15,200	(396,264)
Monsanto Co.	9,290	(445,270)
Olin Corp.	4,600	(92,736)
Sensient Technologies Corp.	1,100	(33,539)
Sherwin-Williams Co. (The)	4,300	(323,102)
Sigma-Aldrich Corp.	8,000	(483,040)

		(2,845,368)

Commercial Banks
BB&T Corp.	1,600	(38,528)
City National Corp.	4,700	(249,429)
Cullen / Frost Bankers, Inc.	2,000	(107,740)
First Financial Bankshares, Inc.	1,800	(84,582)
First Horizon National Corp.*	29,582	(337,531)
FirstMerit Corp.	7,038	(128,936)
PacWest Bancorp	12,600	(240,156)
SVB Financial Group*	3,100	(131,192)
Wilmington Trust Corp.	29,000	(260,420)

		(1,578,514)

Commercial Services & Supplies — (0.1)%
Avis Budget Group, Inc.*	7,295	(84,987)
Brink’s Co. (The)	1,000	(23,000)
Clean Harbors, Inc.*	8,000	(542,000)
Coinstar, Inc.*	19,085	(820,464)
Covanta Holding Corp.	25,500	(401,625)
Healthcare Services Group, Inc.	4,400	(100,276)
Iron Mountain, Inc.	7,700	(172,018)
KAR Auction Services, Inc.*	2,300	(29,003)
Mine Safety Appliances Co.	11,200	(303,520)
Stericycle, Inc.*	1,400	(97,272)
Waste Management, Inc.	9,500	(339,530)

		(2,913,695)

Communications Equipment — (0.1)%
ADTRAN, Inc.	5,900	(208,270)
Ciena Corp.*	40,885	(636,580)
CommScope, Inc.*	6,200	(147,188)
Comtech Telecommunications Corp.	26,100	(713,835)
JDS Uniphase Corp.*	4,500	(55,755)
Motorola, Inc.*	30,200	(257,606)
Polycom, Inc.*	1,000	(27,280)
QUALCOMM, Inc.	2,900	(130,848)

		(2,177,362)

Computer Services & Software
Ebix, Inc.*	5,481	(128,529)
Take-Two Interactive Software, Inc.*	58,098	(589,114)

		(717,643)

Computers & Peripherals
Diebold, Inc.	14,700	(457,023)
Intevac, Inc.*	4,900	(49,049)
NCR Corp.*	31,400	(427,982)
SanDisk Corp.*	2,800	(102,620)
Stratasys, Inc.*	2,900	(80,388)

		(1,117,062)

Construction & Engineering
Aecom Technology Corp.*	13,100	(317,806)
Fluor Corp.	6,500	(321,945)
Granite Construction, Inc.	13,100	(297,894)
Quanta Services, Inc.*	13,600	(259,488)

		(1,197,133)

Construction Materials
Vulcan Materials Co.	6,400	(236,288)

Consumer Finance
Discover Financial Services	17,900	(298,572)

Consumer Products & Services
Central Garden & Pet Co. (Class A Stock)*	16,551	(171,468)

Containers & Packaging
Bemis Co., Inc.	600	(19,050)
Silgan Holdings, Inc.	10,500	(332,850)

		(351,900)

Diversified Consumer Services
Matthews International Corp. (Class A Stock)	9,800	(346,528)
Regis Corp.	43,286	(828,061)

Sotheby’s	10,500	(386,610)

		(1,561,199)

Diversified Financial Services
Interactive Brokers Group, Inc. (Class A Stock)*	7,300	(125,633)
Leucadia National Corp.*	1,200	(28,344)
MF Global Holdings Ltd.*	53,978	(388,642)
Moody’s Corp.	3,700	(92,426)
National Financial Partners Corp.*	52,358	(663,376)
Penson Worldwide, Inc.*	35,392	(175,898)

		(1,474,319)

Diversified Telecommunication Services
Frontier Communications Corp.	12,760	(104,249)
General Communication, Inc. (Class A Stock)*	9,000	(89,730)
tw telecom, Inc.*	5,900	(109,563)

		(303,542)

Electric
RRI Energy, Inc.*	6,826	(24,232)

Electric Utilities — (0.1)%
Cleco Corp.	6,500	(192,530)
FirstEnergy Corp.	40,768	(1,571,199)
Great Plains Energy, Inc.	1,300	(24,570)
Hawaiian Electric Industries, Inc.	7,600	(171,304)
ITC Holdings Corp.	1,000	(62,250)
Pepco Holdings, Inc.	10,100	(187,860)
PNM Resources, Inc.	4,300	(48,977)
Progress Energy, Inc.	2,500	(111,050)
Southern Co.	8,300	(309,092)

		(2,678,832)

Electrical Equipment
Acuity Brands, Inc.	7,200	(318,528)
General Cable Corp.*	1,400	(37,968)
Woodward Governor Co.	10,100	(327,442)

		(683,938)

Electronic Components & Equipment
Sonic Solutions, Inc.*	6,921	(78,761)

Electronic Equipment & Instruments
Agilent Technologies, Inc.*	1,300	(43,381)
Amphenol Corp. (Class A Stock)	5,500	(269,390)
FARO Technologies, Inc.*	2,700	(58,887)
FLIR Systems, Inc.*	16,700	(429,190)
Newport Corp.*	7,200	(81,648)
Tech Data Corp.*	3,600	(145,080)
Trimble Navigation Ltd.*	5,900	(206,736)
Vishay Precision Group, Inc.*	4,300	(67,123)

		(1,301,435)

Energy Equipment & Services
Baker Hughes, Inc.	10,500	(447,300)
Dril-Quip, Inc.*	2,100	(130,431)
Exterran Holdings, Inc.*	24,175	(549,014)
FMC Technologies, Inc.*	1,500	(102,435)
Helix Energy Solutions Group, Inc.*	4,100	(45,674)
Lufkin Industries, Inc.	2,600	(114,140)
Oceaneering International, Inc.*	2,700	(145,422)
Patterson-UTI Energy, Inc.	4,200	(71,736)
Pride International, Inc.*	600	(17,658)
Rowan Cos., Inc.*	1,900	(57,684)
Seahawk Drilling, Inc.*	1,900	(16,074)
Superior Energy Services, Inc.*	11,100	(296,259)
TETRA Technologies, Inc.*	5,100	(52,020)
Tidewater, Inc.	2,300	(103,063)

		(2,148,910)

Food & Staples Retailing
Ruddick Corp.	3,000	(104,040)
Walgreen Co.	9,000	(301,500)

		(405,540)

Food Products — (0.1)%
Chiquita Brands International, Inc.*	13,900	(184,036)
Green Mountain Coffee Roasters, Inc.*	13,600	(424,184)
Hain Celestial Group, Inc. (The)*	12,400	(297,352)
Hershey Co. (The)	3,100	(147,529)
Kraft Foods, Inc. (Class A Stock)	2,300	(70,978)
Lancaster Colony Corp.	2,400	(114,000)
Mead Johnson Nutrition Co.	3,000	(170,730)
Nash-Finch Co.	5,375	(228,652)
Tootsie Roll Industries, Inc.	14,736	(366,632)
TreeHouse Foods, Inc.*	1,500	(69,150)
Tyson Foods, Inc. (Class A Stock)	30,553	(489,459)

		(2,562,702)

Gas Utilities
National Fuel Gas Co.	3,900	(202,059)
Northwest Natural Gas Co.	5,700	(270,465)
WGL Holdings, Inc.	8,000	(302,240)

		(774,764)

Healthcare Equipment & Supplies
Beckman Coulter, Inc.	2,600	(126,854)
DENTSPLY International, Inc.	4,400	(140,668)
Edwards Lifesciences Corp.*	4,300	(288,315)
Gen-Probe, Inc.*	6,600	(319,836)
Hospira, Inc.*	1,800	(102,618)
Masimo Corp.	6,000	(163,860)
Palomar Medical Technologies, Inc.*	5,700	(58,881)
St. Jude Medical, Inc.*	700	(27,538)
Stryker Corp.	1,700	(85,085)

		(1,313,655)

Healthcare Providers & Services — (0.1)%
Air Methods Corp.*	3,000	(124,740)
Brookdale Senior Living, Inc.*	24,900	(406,119)
DaVita, Inc.*	700	(48,321)
Emdeon, Inc. (Class A Stock)*	8,000	(97,440)
Express Scripts, Inc.*	8,000	(389,600)
HMS Holdings Corp.*	4,300	(253,442)
Lincare Holdings, Inc.	2,150	(53,944)
McKesson Corp.	3,000	(185,340)
MEDNAX, Inc.*	6,200	(330,460)
Owens & Minor, Inc.	12,000	(341,520)
Patterson Cos., Inc.	12,000	(343,800)
VCA Antech, Inc.*	5,100	(107,559)
WellCare Health Plans, Inc.*	5,700	(165,072)

		(2,847,357)

Hotels, Restaurants & Leisure — (0.1)%
Bally Technologies, Inc.*	12,600	(440,370)

Gaylord Entertainment Co.*	29,685	(905,392)
Hyatt Hotels Corp. (Class A Stock)*	1,200	(44,868)
International Game Technology	21,800	(315,010)
Las Vegas Sands Corp.*	5,700	(198,645)
Marcus Corp.	1,600	(18,960)
Marriott International, Inc. (Class A Stock)	8,343	(298,930)
MGM Resorts International*	40,425	(455,994)
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	14,100	(157,215)
Penn National Gaming, Inc.*	4,600	(136,206)
Scientific Games Corp. (Class A Stock)*	26,900	(260,930)
Starwood Hotels & Resorts Worldwide, Inc.	7,700	(404,635)
WMS Industries, Inc.*	11,100	(422,577)
Wynn Resorts Ltd.	300	(26,031)

		(4,085,763)

Household Durables — (0.1)%
D.R. Horton, Inc.	69,046	(767,792)
Fortune Brands, Inc.	1,700	(83,691)
KB Home	27,100	(307,043)
Lennar Corp. (Class A Stock)	29,500	(453,710)
MDC Holdings, Inc.	13,700	(397,711)
NVR, Inc.*	600	(388,518)
Pulte Group, Inc.*	50,600	(443,256)
Ryland Group, Inc.	14,100	(252,672)
Stanley Black & Decker, Inc.	6,700	(410,576)
Toll Brothers, Inc.*	12,600	(239,652)

		(3,744,621)

Independent Power Producers & Energy Traders
Calpine Corp.*	16,600	(206,670)
Ormat Technologies, Inc.	12,400	(361,708)

		(568,378)

Industrial Conglomerates
Textron, Inc.	88,300	(1,815,448)

Insurance — (0.2)%
American Equity Investment Life Holding Co.	26,488	(271,237)
Aon Corp.	18,106	(708,126)
Arthur J. Gallagher & Co.	13,300	(350,721)
Cincinnati Financial Corp.	8,900	(256,765)
CNO Financial Group, Inc.*	79,317	(439,416)
Endurance Specialty Holdings Ltd. (Bermuda)	2,500	(99,500)
Fidelity National Financial, Inc. (Class A Stock)	16,900	(265,499)
First American Financial Corp.	7,900	(118,026)
Hanover Insurance Group, Inc. (The)	6,000	(282,000)
Horace Mann Educators Corp.	2,800	(49,784)
Infinity Property & Casualty Corp.	2,600	(126,802)
Lincoln National Corp.	71,971	(1,721,546)
Loews Corp.	6,900	(261,510)
Markel Corp.*	1,200	(413,508)
Marsh & McLennan Cos., Inc.	7,600	(183,312)
Mercury General Corp.	600	(24,522)
MGIC Investment Corp.*	44,651	(412,129)
Old Republic International Corp.	48,865	(676,780)
Progressive Corp. (The)	15,200	(317,224)
RenaissanceRe Holdings Ltd. (Bermuda)	1,400	(83,944)
Stewart Information Services Corp.	32,152	(363,961)
United Fire & Casualty Co.	4,600	(97,566)
Validus Holdings Ltd. (Bermuda)	17,100	(450,756)
W.R. Berkely Corp.	6,800	(184,076)

		(8,158,710)

Internet & Catalog Retail
Amazon.com, Inc.*	3,000	(471,180)
priceline.com, Inc.*	3,784	(1,318,119)

		(1,789,299)

Internet Software & Services
Akamai Technologies, Inc.*	8,500	(426,530)
Digital River, Inc.*	3,700	(125,948)
eBay, Inc.*	5,800	(141,520)
Equinix, Inc.*	4,500	(460,575)
Monster Worldwide, Inc.*	36,200	(469,152)
VeriSign, Inc.*	6,900	(219,006)

		(1,842,731)

IT Services — (0.1)%
Acxiom Corp.*	5,900	(93,574)
Alliance Data Systems Corp.*	29,135	(1,901,350)
Automatic Data Processing, Inc.	9,900	(416,097)
Cognizant Technology Solutions Corp. (Class A Stock)*	5,900	(380,373)
Convergys Corp.*	20,935	(218,771)
DST Systems, Inc.	6,004	(269,219)
Gartner, Inc.*	1,000	(29,440)
Genpact Ltd. (Bermuda)*	22,900	(406,017)
Mantech International Corp. (Class A Stock)*	3,800	(150,480)
Paychex, Inc.	6,100	(167,689)
Wright Express Corp.*	2,900	(103,559)

		(4,136,569)

Leisure Equipment & Products
Brunswick Corp.	25,000	(380,500)
Callaway Golf Co.	18,300	(128,100)

		(508,600)

Life Science Tools & Services
Bio-Rad Laboratories, Inc. (Class A Stock)*	200	(18,102)
Charles River Laboratories International, Inc.*	3,500	(116,025)
Covance, Inc.*	3,800	(177,802)
Furiex Pharmaceuticals, Inc.*	1,383	(15,600)
Illumina, Inc.*	12,000	(590,400)
PAREXEL International Corp.*	6,300	(145,719)
Pharmaceutical Product Development, Inc.	16,200	(401,598)

		(1,465,246)

Machinery — (0.1)%
AGCO Corp.*	6,900	(269,169)
ArvinMeritor, Inc.*	16,100	(250,194)
Astec Industries, Inc.*	7,100	(202,563)
Bucyrus International, Inc.	8,400	(582,540)
Caterpillar, Inc.	5,900	(464,212)
CLARCOR, Inc.	3,800	(146,794)
Harsco Corp.	5,200	(127,816)
PACCAR, Inc.	6,800	(327,420)
Terex Corp.*	73,900	(1,693,788)
Valmont Industries, Inc.	6,000	(434,400)

Wabtec Corp.	8,100	(387,099)

		(4,885,995)

Manufacturing
Eastman Kodak Co.*	106,510	(447,342)

Marine
Alexander & Baldwin, Inc.	1,000	(34,840)
Genco Shipping & Trading Ltd. (Marshall Island)*	12,194	(194,372)
Kirby Corp.*	4,500	(180,270)

		(409,482)

Media — (0.2)%
Arbitron, Inc.	600	(16,782)
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	24,300	(277,749)
Comcast Corp. (Class A Stock)	116,822	(2,112,142)
Discovery Communications, Inc. (Class A Stock)*	49,972	(2,176,280)
DreamWorks Animation SKG, Inc. (Class A Stock)*	14,600	(465,886)
Interpublic Group of Cos., Inc.*	54,700	(548,641)
Morningstar, Inc.*	8,900	(396,584)
News Corp. (Class B Stock)	74,500	(1,121,970)
Virgin Media, Inc.	47,450	(1,092,299)

		(8,208,333)

Metals & Mining — (0.1)%
Allegheny Technologies, Inc.	9,500	(441,275)
ArcelorMittal (Luxembourg)	22,800	(751,944)
BHP Billiton Ltd., ADR (Australia)	20,876	(1,593,256)
Cliffs Natural Resources, Inc.	1,100	(70,312)
Compass Minerals International, Inc.	1,900	(145,578)
Fronteer Gold, Inc. (Canada)*	32,962	(236,106)
Kinross Gold Corp. (Canada)	3,211	(60,335)
Royal Gold, Inc.	9,100	(453,544)
Sterlite Industries India Ltd., ADR (India)	21,415	(320,797)
Titanium Metals Corp.*	2,200	(43,912)
United States Steel Corp.	30,475	(1,336,024)

		(5,453,083)

Multi-Utilities
Black Hills Corp.	11,700	(365,040)
CH Energy Group, Inc.	1,200	(52,992)
Consolidated Edison, Inc.	5,300	(255,566)
Integrys Energy Group, Inc.	3,600	(187,416)
NSTAR	7,700	(302,995)
Vectren Corp.	9,100	(235,417)

		(1,399,426)

Multiline Retail
JC Penney Co., Inc.	19,600	(532,728)

Oil, Gas & Consumable Fuels — (0.1)%
Alpha Natural Resources, Inc.*	4,600	(189,290)
Anadarko Petroleum Corp.	6,300	(359,415)
Apache Corp.	10,288	(1,005,755)
Arch Coal, Inc.	3,000	(80,130)
Cabot Oil & Gas Corp.	9,800	(295,078)
Comstock Resources, Inc.*	12,200	(274,378)
Concho Resources, Inc.*	1,200	(79,404)
CONSOL Energy, Inc.	6,700	(247,632)
Denbury Resources, Inc.*	26,000	(413,140)
EOG Resources, Inc.	4,200	(390,474)
EQT Corp.	7,000	(252,420)
EXCO Resources, Inc.	6,800	(101,116)
Hess Corp.	2,463	(145,613)
Massey Energy Co.	12,900	(400,158)
Overseas Shipholding Group, Inc.	9,100	(312,312)
Petrominerates Ltd. (Bahamas)	4,119	(99,882)
Pioneer Natural Resources Co.	15,900	(1,033,977)
Plains Exploration & Production Co.*	1,300	(34,671)
Range Resources Corp.	2,700	(102,951)
Royal Dutch Shell PLC, ADR (United Kingdom)	19,500	(1,175,850)
SM Energy Co.	4,400	(164,824)
Whiting Petroleum Corp.*	6,562	(626,737)

		(7,785,207)

Paper & Forest Products
Louisiana-Pacific Corp.*	37,500	(283,875)

Personal Products
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	4,700	(297,181)

Pharmaceuticals
MannKind Corp.*	26,298	(177,774)
Mylan, Inc.*	57,674	(1,084,848)
Salix Pharmaceuticals Ltd.*	13,600	(540,192)
Watson Pharmaceuticals, Inc.*	6,200	(262,322)

		(2,065,136)

Professional Services
Corporate Executive Board Co. (The)	9,700	(306,132)
Dun & Bradstreet Corp. (The)	200	(14,828)
FTI Consulting, Inc.*	3,107	(107,782)
Manpower, Inc.	3,800	(198,360)
Navigant Consulting, Inc.*	13,800	(160,494)

		(787,596)

Real Estate Investment Trusts — (0.1)%
Alexandria Real Estate Equities, Inc.	5,500	(385,000)
Annaly Capital Management, Inc.	35,533	(625,381)
Apartment Investment & Management Co. (Class A Stock)	1,700	(36,346)
AvalonBay Communities, Inc.	4,860	(505,100)
Boston Properties, Inc.	3,700	(307,544)
BRE Properties, Inc.	5,400	(224,100)
Corporate Office Properties Trust	4,400	(164,164)
Digital Realty Trust, Inc.	1,000	(61,700)
Equity Residential	3,000	(142,710)
Essex Property Trust, Inc.	2,700	(295,488)
Federal Realty Investment Trust	600	(48,996)
Home Properties, Inc.	4,400	(232,760)
Omega Healthcare Investors, Inc.	8,200	(184,090)
Potlatch Corp.	3,700	(125,800)
Public Storage, Inc.	2,700	(262,008)
Regency Centers Corp.	2,500	(98,675)
UDR, Inc.	6,500	(137,280)
Ventas, Inc.	1,200	(61,884)

		(3,899,026)

Retail & Merchandising
Saks, Inc.*	31,705	(272,663)
Talbots, Inc.*	8,859	(116,053)

		(388,716)

Road & Rail
Con-Way, Inc.	14,800	(458,652)
Hertz Global Holdings, Inc.*	141,503	(1,498,517)
Werner Enterprises, Inc.	2,000	(40,980)

		(1,998,149)

Savings & Loan
First Niagara Financial Group, Inc.	86,362	(1,006,117)

Semiconductors & Semiconductor Equipment — (0.1)%
Advanced Energy Industries, Inc.*	1,700	(22,202)
Advanced Micro Devices, Inc.*	56,100	(398,871)
Altera Corp.	15,700	(473,512)
Cree, Inc.*	2,900	(157,441)
Cymer, Inc.*	9,500	(352,260)
GT Solar International, Inc.*	4,734	(39,624)
International Rectifier Corp.*	2,700	(56,943)
Intersil Corp. (Class A Stock)	16,800	(196,392)
MEMC Electronic Materials, Inc.*	42,700	(508,984)
Microchip Technology, Inc.	600	(18,870)
Micron Technology, Inc.*	16,240	(117,090)
NVIDIA Corp.*	41,700	(487,056)
Rambus, Inc.*	33,016	(688,053)
Teradyne, Inc.*	7,800	(86,892)

		(3,604,190)

Software — (0.1)%
Adobe Systems, Inc.*	2,100	(54,915)
Advent Software, Inc.*	2,600	(135,694)
Cadence Design Systems, Inc.*	44,000	(335,720)
Citrix Systems, Inc.*	2,900	(197,896)
Compuware Corp.*	51,000	(435,030)
Electronic Arts, Inc.*	5,800	(95,294)
Fair Isaac Corp.	2,800	(69,048)
Informatica Corp.*	9,300	(357,213)
Jack, Henry & Associates, Inc.	1,100	(28,050)
Mentor Graphics Corp.*	29,200	(308,644)
Quest Software, Inc.*	6,300	(154,917)
Red Hat, Inc.*	4,600	(188,600)
Rovi Corp.*	1,500	(75,615)
salesforce.com, Inc.*	5,000	(559,000)

		(2,995,636)

Specialty Retail — (0.1)%
Aaron’s, Inc.	4,800	(88,560)
Abercrombie & Fitch Co. (Class A Stock)	11,500	(452,180)
American Eagle Outfitters, Inc.	4,600	(68,816)
CarMax, Inc.*	3,300	(91,938)
Collective Brands, Inc.*	7,200	(116,208)
Guess?, Inc.	700	(28,441)
Lowe’s Cos., Inc.	2,900	(64,641)
O’Reilly Automotive, Inc.*	11,200	(595,840)
OfficeMax, Inc.*	20,200	(264,418)
Sonic Automotive, Inc. (Class A Stock)*	51,557	(506,805)
Staples, Inc.	7,600	(158,992)
Tiffany & Co.	8,000	(375,920)

		(2,812,759)

Telecommunications
Calix, Inc.*	8,439	(121,184)
CenturyLink, Inc.	26,797	(1,057,410)

		(1,178,594)

Textiles, Apparel & Luxury Goods
Hanesbrands, Inc.*	2,400	(62,064)
K-Swiss, Inc. (Class A Stock)*	10,900	(138,975)
Movado Group, Inc.*	7,500	(81,600)
NIKE, Inc. (Class B Stock)	4,200	(336,588)
Polo Ralph Lauren Corp.	1,000	(89,860)

		(709,087)

Thrifts & Mortgage Finance
Bank Mutual Corp.	5,700	(29,583)

Tobacco
Philip Morris International, Inc.	2,100	(117,642)

Trading Companies & Distributors
GATX Corp.	14,600	(428,072)
United Rentals, Inc.*	76,913	(1,141,389)

		(1,569,461)

Wireless Telecommunication Services
Crown Castle International Corp.*	4,400	(194,260)
Leap Wireless International, Inc.*	7,400	(91,390)
NII Holdings, Inc.*	10,200	(419,220)
SBA Communications Corp. (Class A Stock)*	12,400	(499,720)

		(1,204,590)

TOTAL COMMON STOCKS (proceeds received $117,720,649)		(126,857,582)

EXCHANGE TRADED FUNDS
iShares Cohen & Steers Realty Majors Index Fund	657	(40,701)
SPDR Barclays Capital High Yield Bond	14,608	(584,466)
SPDR Gold Trust*	2,089	(267,204)

TOTAL EXCHANGE TRADED FUNDS (proceeds received $877,751)		(892,371)

TOTAL SECURITIES SOLD SHORT (proceeds received $118,598,400)		(127,749,953)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o) — 103.1% (cost $5,600,810,277)		6,107,685,387

Other liabilities in excess of other assets(x) — (3.1)%		(184,181,629)

NET ASSETS — 100.0%		$5,923,503,758

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

ADS	American Depositary Security

CDX	Community Development Exchange

CVT	Convertible Security

FDIC	Federal Deposit Insurance Corp.

GSCI	Goldman Sachs Commodity Index

iBoxx	Bond Market Indices

MSCI	Morgan Stanley Capital International

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

NYSE	New York Stock Exchange

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depositary Receipts

TIPS	Treasury Inflation Protected Securities

XTSE	Toronto Stock Exchange

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan

DKK	Danish Krone

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

USD	United States Dollar

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The ratings reflected are as of September 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2010.

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(j)	The amount represent fair value of derivative instruments subject to interest rate contracts risk exposure of $(655,685), foreign currency exchange contracts risk exposure of $(12,914), equity contracts risk exposure of $(631,251) and credit default contracts risk exposure of $(30,380) as of September 30, 2010.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2010.

(m)	Repurchase agreements are collateralized by United States Treasuries.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of September 30, 2010, 22 securities representing $4,331,001 and 0.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at September 30, 2010.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency and interest rate and credit default swap agreements as follows:

Financial futures contracts open at September 30, 2010:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2010	(Depreciation) (1)(2)
Long Positions:
294	90 Day Euro Dollar	Dec. 2010	$72,921,125	$73,235,400	$314,275
7	90 Day Euro Dollar	Mar. 2012	1,732,463	1,735,388	2,925
31	90 Day Euro EURIBOR	Jun. 2011	10,377,195	10,433,139	55,944
7	2 Year Euro-Schatz	Dec. 2010	1,045,724	1,040,973	(4,751)
91	5 Year Euro-Bobl	Dec. 2010	14,972,558	14,962,388	(10,170)
18	5 Year U.S. Treasury Notes	Dec. 2010	2,157,078	2,175,609	18,531
63	10 Year Australian Bonds	Dec. 2010	46,708,989	46,769,153	60,164
67	10 Year Canadian Bonds	Dec. 2010	8,189,542	8,236,136	46,594
294	10 Year Euro-Bund	Dec. 2010	52,716,525	52,676,636	(39,889)
58	10 Year U.K. Gilt	Dec. 2010	11,345,457	11,327,030	(18,427)
20	10 Year Japanese Bonds	Dec. 2010	33,933,688	34,360,327	426,639
249	10 Year Mini Japanese Government Bonds	Dec. 2010	42,132,465	42,772,640	640,175
515	10 Year U.S. Treasury Notes	Dec. 2010	64,237,587	64,914,142	676,555
58	Amsterdam Index	Oct. 2010	5,313,440	5,285,738	(27,702)
54	CAC40 10 Euro	Oct. 2010	2,759,535	2,731,139	(28,396)
126	DAX Index	Dec. 2010	26,741,072	26,800,379	59,307
179	FTSE 100 Index	Dec. 2010	15,483,731	15,548,407	64,676
32	FTSE/MIB Index	Dec. 2010	4,519,365	4,449,874	(69,491)
38	IBEX 35 Index	Oct. 2010	5,553,873	5,407,517	(146,356)
274	S&P 500	Dec. 2010	74,966,400	77,863,950	2,897,550
111	S&P 500 E-Mini	Dec. 2010	6,230,370	6,308,685	78,315
14	Topix Index	Dec. 2010	1,377,978	1,386,081	8,103

					5,004,571

Short Positions:
42	2 Year U.S. Treasury Notes	Dec. 2010	9,200,512	9,218,343	(17,831)
37	5 Year U.S. Treasury Notes	Dec. 2010	4,445,987	4,472,086	(26,099)
13	10 Year Australian Bonds	Dec. 2010	9,733,137	9,740,313	(7,176)
429	10 Year Canadian Bonds	Dec. 2010	52,350,135	52,735,854	(385,719)
80	10 Year Euro-Bund	Dec. 2010	14,299,411	14,333,779	(34,368)
59	10 Year Mini Japanese Government Bonds	Dec. 2010	9,970,209	10,134,883	(164,674)
345	10 Year U.K. Gilt	Dec. 2010	67,693,597	67,376,292	317,305
2	CAC40 10 Euro	Oct. 2010	101,889	101,153	736
42	Hang Seng Index	Oct. 2010	6,050,727	6,043,267	7,460
212	S&P 500 E-Mini	Dec. 2010	11,750,935	12,049,020	(298,085)
47	S&P/TSX 60 Index	Dec. 2010	6,411,996	6,512,120	(100,124)
38	SPI 200 Index	Dec. 2010	4,290,305	4,223,814	66,491
22	Topix Index	Dec. 2010	2,162,841	2,178,126	(15,285)

					(657,369)

					$4,347,202

Commodity futures contracts open at September 30, 2010:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2010	(Depreciation) (1)(2)
Long Positions:
23	Brent Crude	Nov. 2010	1,780,610	$1,893,130	$112,520
233	Brent Crude	Dec. 2010	18,422,930	19,243,470	820,540
34	Coffee ‘C’	Dec. 2010	2,180,850	2,333,888	153,038
47	Coffee ‘C’	Mar. 2011	3,249,218	3,252,694	3,476
204	Corn	Dec. 2010	4,158,575	5,056,650	898,075
327	Corn	Mar. 2011	7,886,813	8,309,888	423,075
95	Cotton No. 2	Mar. 2011	4,246,975	4,771,850	524,875
28	Cotton No. 2	Dec. 2010	1,101,255	1,426,880	325,625
44	Gas Oil	Nov. 2010	2,882,200	3,097,600	215,400
360	Gas Oil	Dec. 2010	24,429,325	25,353,000	923,675
7	Gasoline RBOB	Nov. 2010	567,483	598,613	31,130
56	Gasoline RBOB	Dec. 2010	4,582,692	4,803,725	221,033
66	Gold 100 OZ	Dec. 2010	8,056,600	8,643,360	586,760
136	Gold 100 OZ	Feb. 2011	17,208,060	17,835,040	626,980
19	Heating Oil	Nov. 2010	1,695,692	1,809,705	114,013
60	Heating Oil	Dec. 2010	5,445,040	5,751,648	306,608

82	Lean Hogs	Feb. 2011	2,608,350	2,553,480	(54,870)
119	Lean Hogs	Dec. 2010	3,528,130	3,564,050	35,920
125	Live Cattle	Dec. 2010	4,968,650	4,980,000	11,350
64	Live Cattle	Feb. 2011	2,612,500	2,604,800	(7,700)
64	LME Copper	Dec. 2010	11,220,431	12,830,400	1,609,969
42	LME Copper	Mar. 2011	7,941,225	8,414,700	473,475
50	LME Nickel	Dec. 2010	6,233,148	7,020,000	786,852
37	LME Nickel	Mar. 2011	4,977,600	5,192,580	214,980
138	LME PRI Aluminum	Dec. 2010	7,186,907	8,105,776	918,869
74	LME PRI Aluminum	Mar. 2011	4,111,131	4,379,875	268,744
10	LME Zinc	Dec. 2010	545,375	547,813	2,438
62	Natural Gas	Nov. 2010	2,573,620	2,400,640	(172,980)
145	Natural Gas	Dec. 2010	6,197,650	5,976,900	(220,750)
21	Silver	Dec. 2010	1,918,020	2,291,205	373,185
35	Silver	Mar. 2011	3,542,950	3,827,600	284,650
6	Soybean	Nov. 2010	308,325	332,025	23,700
262	Soybean	Jan. 2011	13,699,162	14,616,325	917,163
220	Sugar #11 (World)	Mar. 2011	4,605,474	5,785,472	1,179,998
50	Sugar #11 (World)	May 2011	1,208,715	1,219,680	10,965
110	Wheat	Dec. 2010	3,644,450	3,707,000	62,550
109	Wheat	Mar. 2011	4,046,313	3,853,150	(193,163)
77	WTI Crude	Nov. 2010	5,907,330	6,157,690	250,360
345	WTI Crude	Dec. 2010	26,959,140	27,927,750	968,610

					14,031,138

Short Positions:
11	LME Copper	Mar. 2011	2,163,956	2,203,850	(39,894)
44	LME Copper	Dec. 2010	8,396,287	8,820,900	(424,613)
9	LME Nickel	Mar. 2011	1,230,882	1,263,060	(32,178)
26	LME Nickel	Dec. 2010	3,541,002	3,650,400	(109,398)
15	LME PRI Aluminum	Mar. 2011	863,306	887,812	(24,506)
91	LME PRI Aluminum	Dec. 2010	4,970,694	5,345,113	(374,419)

					(1,005,008)

					$13,026,130

(1)	Cash of $168,000 and U.S. Treasury Securities with a market value of $18,767,240 has been segregated to cover requirements for open futures contracts as of September 30, 2010. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of September 30, 2010.

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure of $1,850,003 and equity contracts risk exposure of $15,523,329 as of September 30, 2010.
Forward foreign currency exchange contracts outstanding at September 30, 2010:

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Purchase Contracts	Counterparty	(000)		Date Payable	Value	(Depreciation)(1)
Australian Dollar,
Expiring 10/29/10	Citigroup Global Markets	AUD	268	$256,033	$258,100	$2,067
Expiring 10/29/10	Credit Suisse First Boston Corp.	AUD	111	103,000	106,421	3,421
Expiring 10/29/10	Royal Bank of Scotland	AUD	199	188,976	191,649	2,673
Expiring 10/29/10	Royal Bank of Scotland	AUD	42	39,000	40,292	1,292
Expiring 12/15/10	Citigroup Global Markets	AUD	4,639	4,214,405	4,440,702	226,297
Expiring 12/15/10	Citigroup Global Markets	AUD	1,250	1,187,444	1,196,500	9,056
Expiring 12/15/10	Citigroup Global Markets	AUD	169	156,723	162,049	5,326
Expiring 12/15/10	Credit Suisse First Boston Corp.	AUD	226	208,208	216,066	7,858
Expiring 12/15/10	Deutsche Bank	AUD	226	208,592	216,066	7,474
Expiring 12/15/10	Deutsche Bank	AUD	113	107,429	108,358	929
Expiring 12/15/10	Hong Kong & Shanghai Bank	AUD	226	208,290	216,066	7,776
Expiring 12/15/10	Morgan Stanley	AUD	2,913	2,743,385	2,788,281	44,896
Expiring 12/15/10	Morgan Stanley	AUD	2,754	2,608,029	2,636,435	28,406
Expiring 12/15/10	Morgan Stanley	AUD	2,345	2,191,926	2,244,958	53,032
Expiring 12/15/10	Morgan Stanley	AUD	2,330	2,206,259	2,230,242	23,983

Expiring 12/15/10	Morgan Stanley	AUD	2,135	1,929,914	2,043,507	113,593
Expiring 12/15/10	Morgan Stanley	AUD	1,940	1,837,601	1,857,616	20,015
Expiring 12/15/10	Morgan Stanley	AUD	1,694	1,603,863	1,621,298	17,435
Expiring 12/15/10	Morgan Stanley	AUD	1,680	1,552,104	1,608,726	56,622
Expiring 12/15/10	Morgan Stanley	AUD	1,660	1,551,534	1,589,072	37,538
Expiring 12/15/10	Morgan Stanley	AUD	1,582	1,503,618	1,514,239	10,621
Expiring 12/15/10	Morgan Stanley	AUD	1,327	1,261,605	1,270,516	8,911
Expiring 12/15/10	Morgan Stanley	AUD	1,308	1,208,498	1,252,585	44,087
Expiring 12/15/10	Morgan Stanley	AUD	1,282	1,159,282	1,227,516	68,234
Expiring 12/15/10	Morgan Stanley	AUD	1,213	1,121,435	1,161,026	39,591
Expiring 12/15/10	Morgan Stanley	AUD	1,099	1,027,898	1,051,755	23,857
Expiring 12/15/10	Morgan Stanley	AUD	956	883,922	915,128	31,206
Expiring 12/15/10	Morgan Stanley	AUD	767	717,257	733,904	16,647
Expiring 12/15/10	Morgan Stanley	AUD	508	486,722	486,221	(501)
Expiring 12/15/10	Morgan Stanley	AUD	404	387,298	386,900	(398)
Expiring 12/15/10	Morgan Stanley	AUD	165	155,596	158,142	2,546
Expiring 12/15/10	Royal Bank of Scotland	AUD	2,285	2,055,463	2,187,211	131,748
Expiring 12/15/10	Royal Bank of Scotland	AUD	1,241	1,146,002	1,188,362	42,360
Expiring 12/15/10	Royal Bank of Scotland	AUD	877	832,140	839,325	7,185
Expiring 12/15/10	UBS Securities	AUD	9,000	8,171,911	8,615,830	443,919
Expiring 12/15/10	UBS Securities	AUD	600	572,748	574,389	1,641
Expiring 12/15/10	UBS Securities	AUD	400	375,301	382,926	7,625
Expiring 12/15/10	UBS Securities	AUD	333	315,753	318,508	2,755
Expiring 12/15/10	UBS Securities	AUD	169	156,571	162,050	5,479
Brazilian Real,
Expiring 12/02/10	Deutsche Bank	BRL	175	100,000	102,072	2,072
Expiring 12/02/10	Hong Kong & Shanghai Bank	BRL	873	486,449	509,039	22,590
Expiring 12/02/10	Hong Kong & Shanghai Bank	BRL	288	160,402	167,851	7,449
Expiring 12/02/10	Hong Kong & Shanghai Bank	BRL	178	100,000	103,588	3,588
Expiring 12/02/10	Hong Kong & Shanghai Bank	BRL	177	100,000	103,414	3,414
Expiring 12/02/10	Hong Kong & Shanghai Bank	BRL	101	56,183	58,792	2,609
Expiring 12/02/10	Morgan Stanley	BRL	1,052	600,000	613,134	13,134
Expiring 12/02/10	Royal Bank of Scotland	BRL	1,053	600,000	614,148	14,148
British Pound,
Expiring 12/15/10	Citigroup Global Markets	GBP	519	819,644	814,104	(5,540)
Expiring 12/15/10	Deutsche Bank	GBP	47	74,226	73,728	(498)
Expiring 12/15/10	Morgan Stanley	GBP	19,094	29,452,597	29,979,060	526,463
Expiring 12/15/10	Morgan Stanley	GBP	14,298	22,054,923	22,449,153	394,230
Expiring 12/15/10	Morgan Stanley	GBP	1,104	1,749,504	1,733,999	(15,505)
Expiring 12/15/10	Morgan Stanley	GBP	1,077	1,686,738	1,690,454	3,716
Expiring 12/15/10	Morgan Stanley	GBP	901	1,402,017	1,413,997	11,980
Expiring 12/15/10	Morgan Stanley	GBP	617	959,905	968,106	8,201
Expiring 12/15/10	Royal Bank of Scotland	GBP	364	575,419	571,081	(4,338)
Expiring 12/15/10	UBS Securities	GBP	313	483,488	490,638	7,150
Expiring 12/15/10	UBS Securities	GBP	138	218,348	216,714	(1,634)
Canadian Dollar,
Expiring 11/18/10	Citigroup Global Markets	CAD	114	110,981	110,673	(308)
Expiring 11/18/10	Credit Suisse First Boston Corp.	CAD	300	284,942	291,245	6,303
Expiring 11/18/10	Royal Bank of Scotland	CAD	1,220	1,182,104	1,184,396	2,292
Expiring 12/15/10	Citigroup Global Markets	CAD	648	630,328	628,877	(1,451)
Expiring 12/15/10	Citigroup Global Markets	CAD	230	223,901	223,588	(313)
Expiring 12/15/10	Credit Suisse First Boston Corp.	CAD	307	297,861	298,119	258
Expiring 12/15/10	Deutsche Bank	CAD	307	297,988	298,118	130
Expiring 12/15/10	Deutsche Bank	CAD	59	57,094	56,953	(141)
Expiring 12/15/10	Hong Kong & Shanghai Bank	CAD	307	298,002	298,118	116

Expiring 12/15/10	Morgan Stanley	CAD	3,507	3,392,285	3,401,833	9,548
Expiring 12/15/10	Morgan Stanley	CAD	433	420,077	420,306	229
Expiring 12/15/10	Morgan Stanley	CAD	407	394,394	394,609	215
Expiring 12/15/10	Royal Bank of Scotland	CAD	1,690	1,639,617	1,639,651	34
Expiring 12/15/10	Royal Bank of Scotland	CAD	1,525	1,468,830	1,479,619	10,789
Expiring 12/15/10	Royal Bank of Scotland	CAD	455	442,334	441,147	(1,187)
Expiring 12/15/10	UBS Securities	CAD	2,700	2,589,352	2,619,328	29,976
Expiring 12/15/10	UBS Securities	CAD	1,286	1,237,745	1,247,989	10,244
Expiring 12/15/10	UBS Securities	CAD	230	223,495	223,588	93
Expiring 12/15/10	UBS Securities	CAD	200	193,577	194,024	447
Expiring 12/15/10	UBS Securities	CAD	173	167,792	167,407	(385)
Chinese Yuan,
Expiring 11/16/10	Barclays Capital Group	CNY	2,114	320,000	316,048	(3,952)
Expiring 11/17/10	Barclays Capital Group	CNY	5,063	752,851	757,084	4,233
Expiring 11/17/10	Citigroup Global Markets	CNY	1,703	255,515	254,659	(856)
Expiring 11/17/10	Citigroup Global Markets	CNY	1,075	162,000	160,694	(1,306)
Expiring 11/17/10	Citigroup Global Markets	CNY	159	24,000	23,807	(193)
Expiring 11/17/10	Deutsche Bank	CNY	1,061	160,000	158,698	(1,302)
Expiring 11/17/10	Deutsche Bank	CNY	874	132,000	130,630	(1,370)
Expiring 11/17/10	Deutsche Bank	CNY	573	86,610	85,711	(899)
Expiring 11/17/10	Deutsche Bank	CNY	272	41,000	40,697	(303)
Expiring 11/17/10	Deutsche Bank	CNY	166	25,000	24,800	(200)
Expiring 11/17/10	JPMorgan Chase	CNY	321	48,331	47,985	(346)
Expiring 11/17/10	Morgan Stanley	CNY	1,945	295,000	290,858	(4,142)
Expiring 11/17/10	Morgan Stanley	CNY	549	83,000	82,139	(861)
Expiring 11/17/10	Morgan Stanley	CNY	549	83,000	82,114	(886)
Expiring 11/23/10	Barclays Capital Group	CNY	391	59,000	58,499	(501)
Expiring 11/23/10	Barclays Capital Group	CNY	272	41,000	40,710	(290)
Expiring 01/10/11	Bank of America	CNY	1,129	170,000	169,069	(931)
Expiring 01/10/11	Citigroup Global Markets	CNY	329	49,485	49,218	(267)
Expiring 01/10/11	Deutsche Bank	CNY	1,991	297,193	298,125	932
Expiring 01/10/11	Hong Kong & Shanghai Bank	CNY	1,957	293,000	293,085	85
Expiring 01/10/11	Hong Kong & Shanghai Bank	CNY	1,934	290,000	289,715	(285)
Expiring 01/10/11	Hong Kong & Shanghai Bank	CNY	1,448	217,000	216,835	(165)
Expiring 01/10/11	JPMorgan Chase	CNY	2,870	430,059	429,829	(230)
Expiring 01/10/11	JPMorgan Chase	CNY	1,927	289,000	288,586	(414)
Expiring 01/10/11	JPMorgan Chase	CNY	1,262	190,000	188,974	(1,026)
Expiring 01/10/11	JPMorgan Chase	CNY	797	120,000	119,298	(702)
Expiring 01/10/11	JPMorgan Chase	CNY	640	96,000	95,791	(209)
Expiring 01/10/11	Morgan Stanley	CNY	1,272	191,000	190,569	(431)
Expiring 01/10/11	Morgan Stanley	CNY	664	100,000	99,460	(540)
Expiring 01/10/11	Morgan Stanley	CNY	531	80,000	79,568	(432)
Expiring 01/10/11	Morgan Stanley	CNY	398	60,000	59,649	(351)
Expiring 01/10/11	Morgan Stanley	CNY	266	40,000	39,766	(234)
Expiring 04/07/11	Barclays Capital Group	CNY	3,820	577,000	573,440	(3,560)
Expiring 04/07/11	Barclays Capital Group	CNY	1,655	250,000	248,514	(1,486)
Expiring 04/07/11	Barclays Capital Group	CNY	646	96,757	96,981	224
Expiring 04/07/11	Barclays Capital Group	CNY	192	29,000	28,834	(166)
Expiring 04/07/11	Barclays Capital Group	CNY	192	29,000	28,828	(172)
Expiring 04/07/11	Barclays Capital Group	CNY	192	29,000	28,821	(179)
Expiring 04/07/11	Barclays Capital Group	CNY	192	29,000	28,820	(180)
Expiring 04/07/11	Citigroup Global Markets	CNY	907	135,414	136,164	750
Expiring 04/07/11	Credit Suisse First Boston Corp.	CNY	199	30,000	29,818	(182)
Expiring 04/07/11	Credit Suisse First Boston Corp.	CNY	199	30,000	29,804	(196)
Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	3,751	567,000	563,076	(3,924)
Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	1,648	249,000	247,464	(1,536)

Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	185	28,000	27,806	(194)
Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	60	9,000	8,944	(56)
Expiring 04/07/11	JPMorgan Chase	CNY	3,751	567,000	563,076	(3,924)
Expiring 04/07/11	JPMorgan Chase	CNY	284	43,000	42,702	(298)
Expiring 04/07/11	Morgan Stanley	CNY	3,283	496,000	492,902	(3,098)
Expiring 04/07/11	Royal Bank of Scotland	CNY	489	73,137	73,350	213
Expiring 06/15/11	Barclays Capital Group	CNY	1,438	216,387	216,403	16
Expiring 06/15/11	Barclays Capital Group	CNY	1,437	214,000	216,190	2,190
Expiring 06/15/11	Deutsche Bank	CNY	2,114	320,437	318,074	(2,363)
Expiring 06/15/11	Deutsche Bank	CNY	405	63,000	61,009	(1,991)
Expiring 06/15/11	Hong Kong & Shanghai Bank	CNY	1,389	207,000	209,087	2,087
Expiring 06/15/11	JPMorgan Chase	CNY	2,170	330,000	326,524	(3,476)
Expiring 06/15/11	Royal Bank of Canada	CNY	1,324	199,007	199,187	180
Expiring 06/15/11	Royal Bank of Scotland	CNY	2,001	298,000	301,072	3,072
Expiring 06/15/11	Royal Bank of Scotland	CNY	2,001	298,000	301,072	3,072
Expiring 09/14/11	Bank of America	CNY	824	124,000	124,398	398
Expiring 09/14/11	Barclays Capital Group	CNY	4,602	700,000	694,741	(5,259)
Expiring 09/14/11	Barclays Capital Group	CNY	2,630	400,000	397,055	(2,945)
Expiring 09/14/11	Citigroup Global Markets	CNY	24,239	3,695,000	3,659,430	(35,570)
Expiring 09/14/11	Citigroup Global Markets	CNY	817	123,000	123,301	301
Expiring 09/14/11	Hong Kong & Shanghai Bank	CNY	2,473	372,000	373,361	1,361
Expiring 09/14/11	JPMorgan Chase	CNY	2,557	384,000	386,101	2,101
Expiring 09/14/11	JPMorgan Chase	CNY	2,556	384,000	385,811	1,811
Euro,
Expiring 11/23/10	Citigroup Global Markets	EUR	1,874	2,380,926	2,553,634	172,708
Expiring 11/23/10	Credit Suisse First Boston Corp.	EUR	491	624,133	669,068	44,935
Expiring 11/23/10	JPMorgan Chase	EUR	39	50,731	53,144	2,413
Expiring 11/23/10	Royal Bank of Scotland	EUR	454	578,039	618,650	40,611
Expiring 11/23/10	Royal Bank of Scotland	EUR	248	317,616	337,941	20,325
Expiring 11/23/10	Royal Bank of Scotland	EUR	231	292,766	314,776	22,010
Expiring 12/15/10	Citigroup Global Markets	EUR	1,331	1,809,792	1,813,939	4,147
Expiring 12/15/10	Citigroup Global Markets	EUR	1,328	1,805,054	1,808,693	3,639
Expiring 12/15/10	Citigroup Global Markets	EUR	888	1,166,517	1,210,509	43,992
Expiring 12/15/10	Citigroup Global Markets	EUR	760	988,295	1,035,447	47,152
Expiring 12/15/10	Citigroup Global Markets	EUR	176	226,760	240,128	13,368
Expiring 12/15/10	Credit Suisse First Boston Corp.	EUR	235	300,967	320,171	19,204
Expiring 12/15/10	Deutsche Bank	EUR	606	796,096	826,286	30,190
Expiring 12/15/10	Deutsche Bank	EUR	235	301,794	320,171	18,377
Expiring 12/15/10	Hong Kong & Shanghai Bank	EUR	1,740	2,263,314	2,370,627	107,313
Expiring 12/15/10	Hong Kong & Shanghai Bank	EUR	1,707	2,324,897	2,325,463	566
Expiring 12/15/10	Hong Kong & Shanghai Bank	EUR	1,032	1,354,948	1,406,064	51,116
Expiring 12/15/10	Hong Kong & Shanghai Bank	EUR	235	301,343	320,171	18,828
Expiring 12/15/10	Morgan Stanley	EUR	2,342	3,065,584	3,190,273	124,689
Expiring 12/15/10	Morgan Stanley	EUR	2,030	2,594,183	2,765,413	171,230
Expiring 12/15/10	Morgan Stanley	EUR	1,927	2,501,103	2,625,211	124,108
Expiring 12/15/10	Morgan Stanley	EUR	1,870	2,408,794	2,547,813	139,019
Expiring 12/15/10	Morgan Stanley	EUR	1,636	2,142,025	2,229,149	87,124
Expiring 12/15/10	Morgan Stanley	EUR	1,554	2,110,530	2,117,726	7,196
Expiring 12/15/10	Morgan Stanley	EUR	1,490	1,904,172	2,029,858	125,686

Expiring 12/15/10	Morgan Stanley	EUR	1,378	1,788,476	1,877,222	88,746
Expiring 12/15/10	Morgan Stanley	EUR	1,310	1,687,376	1,784,759	97,383
Expiring 12/15/10	Morgan Stanley	EUR	1,294	1,756,898	1,762,888	5,990
Expiring 12/15/10	Morgan Stanley	EUR	1,197	1,568,147	1,631,132	62,985
Expiring 12/15/10	Morgan Stanley	EUR	1,143	1,553,000	1,557,870	4,870
Expiring 12/15/10	Morgan Stanley	EUR	843	1,103,629	1,147,957	44,328
Expiring 12/15/10	Morgan Stanley	EUR	777	1,015,690	1,058,441	42,751
Expiring 12/15/10	Morgan Stanley	EUR	541	707,611	737,395	29,784
Expiring 12/15/10	Royal Bank of Scotland	EUR	1,293	1,658,937	1,760,940	102,003
Expiring 12/15/10	UBS Securities	EUR	2,219	3,026,117	3,023,231	(2,886)
Expiring 12/15/10	UBS Securities	EUR	888	1,210,109	1,209,292	(817)
Expiring 12/15/10	UBS Securities	EUR	759	1,034,450	1,033,539	(911)
Expiring 12/15/10	UBS Securities	EUR	176	226,656	240,128	13,472
Indian Rupee,
Expiring 11/12/10	Citigroup Global Markets	INR	29,971	640,000	661,698	21,698
Expiring 11/12/10	Citigroup Global Markets	INR	16,765	360,000	370,139	10,139
Expiring 11/12/10	Citigroup Global Markets	INR	15,444	330,000	340,969	10,969
Expiring 11/12/10	Deutsche Bank	INR	14,858	323,000	328,032	5,032
Expiring 11/12/10	Hong Kong & Shanghai Bank	INR	10,254	220,000	226,390	6,390
Expiring 11/12/10	JPMorgan Chase	INR	4,652	100,000	102,706	2,706
Expiring 03/09/11	Bank of America	INR	613	13,000	13,280	280
Expiring 03/09/11	Citigroup Global Markets	INR	4,680	100,000	101,463	1,463
Expiring 03/09/11	Deutsche Bank	INR	4,682	100,000	101,506	1,506
Expiring 03/09/11	JPMorgan Chase	INR	4,102	87,000	88,933	1,933
Indonesia Rupiah,
Expiring 11/24/10	Barclays Capital Group	IDR	586,380	60,000	65,062	5,062
Expiring 11/24/10	Citigroup Global Markets	IDR	583,800	60,000	64,776	4,776
Expiring 11/24/10	Hong Kong & Shanghai Bank	IDR	5,507,040	616,000	611,033	(4,967)
Expiring 11/24/10	Hong Kong & Shanghai Bank	IDR	462,080	48,083	51,270	3,187
Expiring 11/24/10	Hong Kong & Shanghai Bank	IDR	383,800	40,000	42,585	2,585
Expiring 07/27/11	Citigroup Global Markets	IDR	671,480	72,047	71,390	(657)
Expiring 07/27/11	Hong Kong & Shanghai Bank	IDR	1,396,320	148,877	148,452	(425)
Japanese Yen,
Expiring 11/01/10	Citigroup Global Markets	JPY	19,231	231,000	230,430	(570)
Expiring 12/06/10	Deutsche Bank	JPY	3,684	42,986	44,162	1,176
Expiring 12/15/10	Citigroup Global Markets	JPY	1,157,725	13,813,937	13,880,106	66,169
Expiring 12/15/10	Morgan Stanley	JPY	1,065,083	12,560,537	12,769,410	208,873
Expiring 12/15/10	Morgan Stanley	JPY	798,800	9,420,259	9,576,911	156,652
Expiring 12/15/10	Morgan Stanley	JPY	183,408	2,158,324	2,198,899	40,575
Expiring 12/15/10	Morgan Stanley	JPY	133,412	1,569,977	1,599,491	29,514
Expiring 12/15/10	UBS Securities	JPY	375,000	4,478,120	4,495,919	17,799
Expiring 12/15/10	UBS Securities	JPY	25,000	299,220	299,728	508
Mexican Peso,
Expiring 02/22/11	Barclays Capital Group	MXN	3,182	247,815	248,968	1,153
Expiring 02/22/11	Barclays Capital Group	MXN	1,124	87,000	87,963	963
Expiring 02/22/11	Barclays Capital Group	MXN	295	22,304	23,090	786
Expiring 02/22/11	Citigroup Global Markets	MXN	25,623	1,991,071	2,005,007	13,936
New Zealand Dollar,
Expiring 12/15/10	Deutsche Bank	NZD	1,563	1,108,277	1,139,398	31,121
Expiring 12/15/10	Morgan Stanley	NZD	2,889	2,073,238	2,106,505	33,267
Expiring 12/15/10	Morgan Stanley	NZD	2,687	1,926,574	1,959,399	32,825
Expiring 12/15/10	Morgan Stanley	NZD	2,051	1,471,934	1,495,552	23,618
Expiring 12/15/10	Morgan Stanley	NZD	1,902	1,363,664	1,386,898	23,234
Expiring 12/15/10	Morgan Stanley	NZD	343	248,607	250,374	1,767
Expiring 12/15/10	Morgan Stanley	NZD	239	173,328	174,560	1,232

Expiring 12/15/10	Royal Bank of Scotland	NZD	1,563	1,115,325	1,139,398	24,073
Expiring 12/15/10	UBS Securities	NZD	2,084	1,494,810	1,519,198	24,388
Norwegian Krone,
Expiring 11/04/10	Citigroup Global Markets	NOK	1,859	304,341	315,491	11,150
Expiring 12/15/10	Citigroup Global Markets	NOK	7,107	1,145,412	1,203,466	58,054
Philippine Peso,
Expiring 11/15/10	Citigroup Global Markets	PHP	23,630	531,000	535,844	4,844
Expiring 11/15/10	Citigroup Global Markets	PHP	10,263	225,006	232,722	7,716
Expiring 11/15/10	Citigroup Global Markets	PHP	8,884	194,953	201,462	6,509
Expiring 11/15/10	Citigroup Global Markets	PHP	62	1,326	1,401	75
Expiring 11/15/10	Deutsche Bank	PHP	8,764	192,109	198,741	6,632
Expiring 11/15/10	Deutsche Bank	PHP	4,406	100,000	99,914	(86)
Expiring 11/15/10	Hong Kong & Shanghai Bank	PHP	19,358	435,000	438,968	3,968
Singapore Dollar,
Expiring 03/09/11	Deutsche Bank	SGD	1,395	1,043,782	1,060,870	17,088
Expiring 03/09/11	Goldman Sachs & Co.	SGD	48	36,000	36,279	279
Expiring 03/09/11	JPMorgan Chase	SGD	350	259,702	266,136	6,434
Expiring 03/09/11	Royal Bank of Scotland	SGD	630	467,724	479,044	11,320
South Korean Won,
Expiring 11/12/10	Bank of America	KRW	153,544	130,039	134,411	4,372
Expiring 11/12/10	Bank of America	KRW	22,141	18,822	19,382	560
Expiring 11/12/10	Barclays Capital Group	KRW	1,043,821	907,000	913,754	6,754
Expiring 11/12/10	Barclays Capital Group	KRW	129,316	104,896	113,202	8,306
Expiring 11/12/10	Barclays Capital Group	KRW	112,260	94,551	98,272	3,721
Expiring 11/12/10	Barclays Capital Group	KRW	96,126	82,103	84,148	2,045
Expiring 11/12/10	Barclays Capital Group	KRW	89,629	76,554	78,461	1,907
Expiring 11/12/10	Barclays Capital Group	KRW	55,154	44,738	48,281	3,543
Expiring 11/12/10	Barclays Capital Group	KRW	47,880	40,327	41,914	1,587
Expiring 11/12/10	Barclays Capital Group	KRW	42,786	36,544	37,455	911
Expiring 11/12/10	Citigroup Global Markets	KRW	674,513	577,000	590,464	13,464
Expiring 11/12/10	Citigroup Global Markets	KRW	238,000	197,806	208,344	10,538
Expiring 11/12/10	Citigroup Global Markets	KRW	101,520	84,375	88,870	4,495
Expiring 11/12/10	Citigroup Global Markets	KRW	70,155	60,000	61,413	1,413
Expiring 11/12/10	Citigroup Global Markets	KRW	70,056	60,000	61,327	1,327
Expiring 11/12/10	Citigroup Global Markets	KRW	69,714	60,000	61,027	1,027
Expiring 11/12/10	Citigroup Global Markets	KRW	69,282	60,000	60,649	649
Expiring 11/12/10	Citigroup Global Markets	KRW	52,548	44,999	46,000	1,001
Expiring 11/12/10	Citigroup Global Markets	KRW	48,996	41,958	42,891	933
Expiring 11/12/10	Citigroup Global Markets	KRW	35,034	30,000	30,669	669
Expiring 11/12/10	Citigroup Global Markets	KRW	34,770	30,000	30,437	437
Expiring 11/12/10	Citigroup Global Markets	KRW	23,388	20,029	20,474	445
Expiring 11/12/10	Citigroup Global Markets	KRW	11,693	10,000	10,236	236
Expiring 11/12/10	Citigroup Global Markets	KRW	11,678	10,000	10,223	223
Expiring 11/12/10	Citigroup Global Markets	KRW	11,676	10,000	10,221	221

Expiring 11/12/10	Citigroup Global Markets	KRW	11,619	10,000	10,171	171
Expiring 11/12/10	Citigroup Global Markets	KRW	11,590	10,000	10,146	146
Expiring 11/12/10	Citigroup Global Markets	KRW	11,547	10,000	10,108	108
Expiring 11/12/10	Deutsche Bank	KRW	1,106,198	963,000	968,359	5,359
Expiring 11/12/10	Deutsche Bank	KRW	69,756	60,000	61,064	1,064
Expiring 11/12/10	Deutsche Bank	KRW	49,753	42,028	43,553	1,525
Expiring 11/12/10	Deutsche Bank	KRW	11,626	10,000	10,177	177
Expiring 11/12/10	Goldman Sachs & Co.	KRW	35,190	30,000	30,805	805
Expiring 11/12/10	Goldman Sachs & Co.	KRW	11,730	10,000	10,268	268
Expiring 11/12/10	JPMorgan Chase	KRW	126,621	110,000	110,843	843
Expiring 11/12/10	JPMorgan Chase	KRW	126,033	110,000	110,328	328
Expiring 11/12/10	JPMorgan Chase	KRW	113,350	100,000	99,226	(774)
Expiring 11/12/10	JPMorgan Chase	KRW	80,203	70,000	70,209	209
Expiring 11/12/10	JPMorgan Chase	KRW	70,191	60,000	61,445	1,445
Expiring 11/12/10	JPMorgan Chase	KRW	40,476	34,252	35,432	1,180
Expiring 11/12/10	JPMorgan Chase	KRW	22,915	20,000	20,060	60
Expiring 11/12/10	JPMorgan Chase	KRW	11,699	10,000	10,241	241
Expiring 11/12/10	Morgan Stanley	KRW	110,534	96,000	96,761	761
Expiring 11/12/10	Morgan Stanley	KRW	91,100	77,109	79,749	2,640
Expiring 11/12/10	Morgan Stanley	KRW	80,577	70,000	70,537	537
Expiring 11/12/10	Morgan Stanley	KRW	72,900	61,063	63,816	2,753
Expiring 11/12/10	Morgan Stanley	KRW	40,600	34,365	35,541	1,176
Expiring 11/12/10	Morgan Stanley	KRW	32,400	27,139	28,363	1,224
Expiring 11/12/10	Morgan Stanley	KRW	23,022	20,000	20,153	153
Expiring 11/12/10	Royal Bank of Scotland	KRW	108,390	89,016	94,884	5,868
Expiring 11/12/10	Royal Bank of Scotland	KRW	46,230	37,967	40,470	2,503
Expiring 01/19/11	Barclays Capital Group	KRW	1,252,133	1,095,000	1,092,958	(2,042)
Expiring 01/19/11	Citigroup Global Markets	KRW	57,315	50,000	50,470	470
Expiring 01/19/11	Deutsche Bank	KRW	57,315	50,000	50,470	470
Swedish Krona,
Expiring 11/04/10	Deutsche Bank	SEK	473	67,537	70,108	2,571
Expiring 12/15/10	Citigroup Global Markets	SEK	8,145	1,117,926	1,205,780	87,854
Expiring 12/15/10	Citigroup Global Markets	SEK	1,327	194,418	196,474	2,056
Expiring 12/15/10	Deutsche Bank	SEK	120	17,603	17,793	190
Expiring 12/15/10	Morgan Stanley	SEK	52,931	7,303,174	7,836,341	533,167
Expiring 12/15/10	Morgan Stanley	SEK	39,636	5,468,819	5,868,069	399,250
Expiring 12/15/10	Morgan Stanley	SEK	19,496	2,845,674	2,886,294	40,620
Expiring 12/15/10	Morgan Stanley	SEK	13,251	1,934,193	1,961,802	27,609
Expiring 12/15/10	Morgan Stanley	SEK	12,212	1,676,378	1,807,969	131,591
Expiring 12/15/10	Morgan Stanley	SEK	12,107	1,676,774	1,792,417	115,643
Expiring 12/15/10	Morgan Stanley	SEK	8,433	1,157,553	1,248,418	90,865
Expiring 12/15/10	Morgan Stanley	SEK	8,423	1,180,253	1,247,060	66,807
Expiring 12/15/10	Morgan Stanley	SEK	6,575	928,306	973,435	45,129
Expiring 12/15/10	Morgan Stanley	SEK	6,453	893,723	955,361	61,638
Expiring 12/15/10	Morgan Stanley	SEK	5,761	807,264	852,958	45,694
Expiring 12/15/10	Morgan Stanley	SEK	4,177	589,778	618,449	28,671
Expiring 12/15/10	Royal Bank of Scotland	SEK	19,366	2,644,420	2,867,111	222,691
Expiring 12/15/10	Royal Bank of Scotland	SEK	931	136,289	137,824	1,535
Expiring 12/15/10	UBS Securities	SEK	51,091	6,972,917	7,563,940	591,023
Expiring 12/15/10	UBS Securities	SEK	353	51,745	52,302	557
Swiss Franc,
Expiring 12/15/10	Citigroup Global Markets	CHF	494	502,547	502,851	304
Expiring 12/15/10	Deutsche Bank	CHF	45	45,375	45,540	165
Expiring 12/15/10	Morgan Stanley	CHF	4,387	4,329,721	4,467,776	138,055
Expiring 12/15/10	Morgan Stanley	CHF	3,720	3,662,265	3,789,108	126,843
Expiring 12/15/10	Morgan Stanley	CHF	3,413	3,368,196	3,475,592	107,396
Expiring 12/15/10	Morgan Stanley	CHF	2,624	2,583,254	2,672,725	89,471
Expiring 12/15/10	Morgan Stanley	CHF	2,247	2,280,973	2,288,611	7,638
Expiring 12/15/10	Morgan Stanley	CHF	2,051	2,035,779	2,088,873	53,094
Expiring 12/15/10	Morgan Stanley	CHF	1,867	1,866,054	1,901,095	35,041
Expiring 12/15/10	Morgan Stanley	CHF	1,723	1,753,129	1,754,661	1,532

Expiring 12/15/10	Morgan Stanley	CHF	1,551	1,574,068	1,579,339	5,271
Expiring 12/15/10	Morgan Stanley	CHF	1,455	1,443,988	1,481,648	37,660
Expiring 12/15/10	Morgan Stanley	CHF	1,427	1,451,794	1,453,063	1,269
Expiring 12/15/10	Morgan Stanley	CHF	1,315	1,314,175	1,338,853	24,678
Expiring 12/15/10	Royal Bank of Scotland	CHF	9,229	9,150,909	9,399,493	248,584
Expiring 12/15/10	Royal Bank of Scotland	CHF	346	352,402	352,742	340
Expiring 12/15/10	UBS Securities	CHF	4,970	4,924,850	5,061,266	136,416
Expiring 12/15/10	UBS Securities	CHF	1,125	1,111,276	1,145,747	34,471
Expiring 12/15/10	UBS Securities	CHF	131	133,666	133,859	193
Turkish New Lira,
Expiring 10/27/10	Citigroup Global Markets	TRY	154	100,000	105,636	5,636
Expiring 10/27/10	Citigroup Global Markets	TRY	108	70,000	74,138	4,138
Expiring 10/27/10	Hong Kong & Shanghai Bank	TRY	108	70,000	74,340	4,340
Expiring 10/27/10	Hong Kong & Shanghai Bank	TRY	108	70,000	74,104	4,104

				$350,108,449	$359,183,031	$9,074,582

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Sale Contracts	Counterparty	(000)		Date Receivable	Value	(Depreciation)(1)
Australian Dollar,
Expiring 10/29/10	Barclays Capital Group	AUD	41	$38,337	$39,486	$(1,149)
Expiring 10/29/10	Citigroup Global Markets	AUD	132	120,136	127,124	(6,988)
Expiring 10/29/10	Deutsche Bank	AUD	6,957	6,154,650	6,700,014	(545,364)
Expiring 10/29/10	JPMorgan Chase	AUD	147	133,464	141,570	(8,106)
Expiring 10/29/10	JPMorgan Chase	AUD	7	6,355	6,741	(386)
Expiring 10/29/10	Royal Bank of Scotland	AUD	214	193,347	206,095	(12,748)
Expiring 10/29/10	Royal Bank of Scotland	AUD	158	139,000	152,321	(13,321)
Expiring 10/29/10	Royal Bank of Scotland	AUD	135	121,971	130,013	(8,042)
Expiring 12/15/10	Morgan Stanley	AUD	29,338	26,593,484	28,085,749	(1,492,265)
Expiring 12/15/10	Morgan Stanley	AUD	22,003	19,944,756	21,063,935	(1,119,179)
Brazilian Real,
Expiring 12/02/10	JPMorgan Chase	BRL	178	100,000	103,501	(3,501)
Expiring 12/02/10	Royal Bank of Scotland	BRL	178	100,000	103,618	(3,618)
British Pound,
Expiring 10/25/10	Royal Bank of Scotland	GBP	6,523	10,142,248	10,245,134	(102,886)
Expiring 10/25/10	Royal Bank of Scotland	GBP	2,664	4,140,240	4,184,124	(43,884)
Expiring 12/15/10	Citigroup Global Markets	GBP	2,232	3,460,162	3,504,801	(44,639)
Expiring 12/15/10	Citigroup Global Markets	GBP	576	909,359	904,501	4,858
Expiring 12/15/10	Citigroup Global Markets	GBP	287	450,746	450,759	(13)
Expiring 12/15/10	Citigroup Global Markets	GBP	225	347,138	353,377	(6,239)
Expiring 12/15/10	Citigroup Global Markets	GBP	195	304,731	306,422	(1,691)
Expiring 12/15/10	Credit Suisse First Boston Corp.	GBP	300	461,821	471,170	(9,349)
Expiring 12/15/10	Deutsche Bank	GBP	1,400	2,161,754	2,197,361	(35,607)
Expiring 12/15/10	Deutsche Bank	GBP	300	462,112	471,170	(9,058)
Expiring 12/15/10	Hong Kong & Shanghai Bank	GBP	1,714	2,620,996	2,691,420	(70,424)
Expiring 12/15/10	Hong Kong & Shanghai Bank	GBP	741	1,169,321	1,162,930	6,391
Expiring 12/15/10	Hong Kong & Shanghai Bank	GBP	447	697,784	701,545	(3,761)
Expiring 12/15/10	Hong Kong & Shanghai Bank	GBP	300	461,884	471,170	(9,286)
Expiring 12/15/10	Morgan Stanley	GBP	1,551	2,430,517	2,435,872	(5,355)
Expiring 12/15/10	Morgan Stanley	GBP	1,289	1,980,861	2,024,498	(43,637)
Expiring 12/15/10	Morgan Stanley	GBP	1,228	1,913,538	1,927,746	(14,208)

Expiring 12/15/10	Morgan Stanley	GBP	933	1,454,275	1,465,073	(10,798)
Expiring 12/15/10	Morgan Stanley	GBP	712	1,093,432	1,117,520	(24,088)
Expiring 12/15/10	Morgan Stanley	GBP	170	262,250	267,409	(5,159)
Expiring 12/15/10	Morgan Stanley	GBP	137	210,227	214,363	(4,136)
Expiring 12/15/10	Royal Bank of Scotland	GBP	1,918	2,936,805	3,010,742	(73,937)
Expiring 12/15/10	Royal Bank of Scotland	GBP	1,651	2,540,856	2,591,432	(50,576)
Expiring 12/15/10	UBS Securities	GBP	479	751,814	751,265	549
Expiring 12/15/10	UBS Securities	GBP	329	519,139	516,858	2,281
Expiring 12/15/10	UBS Securities	GBP	225	346,996	353,377	(6,381)
Expiring 12/15/10	UBS Securities	GBP	191	301,388	300,506	882
Expiring 12/20/10	Citigroup Global Markets	GBP	4,724	7,400,000	7,416,655	(16,655)
Expiring 12/20/10	Credit Suisse First Boston Corp.	GBP	564	890,764	885,477	5,287
Expiring 12/20/10	Deutsche Bank	GBP	304	472,443	477,278	(4,835)
Expiring 12/20/10	Goldman Sachs & Co.	GBP	864	1,345,086	1,356,475	(11,389)
Expiring 12/20/10	Royal Bank of Scotland	GBP	478	753,973	750,457	3,516
Expiring 12/20/10	Royal Bank of Scotland	GBP	103	162,467	161,709	758
Expiring 12/20/10	UBS Securities	GBP	1,013	1,578,067	1,590,405	(12,338)
Canadian Dollar,
Expiring 11/18/10	Credit Suisse First Boston Corp.	CAD	3,823	3,707,853	3,711,433	(3,580)
Expiring 11/18/10	Royal Bank of Scotland	CAD	5,493	5,365,673	5,332,697	32,976
Expiring 11/18/10	Royal Bank of Scotland	CAD	1,063	1,029,904	1,031,978	(2,074)
Expiring 11/18/10	Royal Bank of Scotland	CAD	822	802,946	798,011	4,935
Expiring 12/15/10	Morgan Stanley	CAD	22,200	21,298,986	21,536,837	(237,851)
Expiring 12/15/10	Morgan Stanley	CAD	16,620	15,945,649	16,123,718	(178,069)
Expiring 12/15/10	Morgan Stanley	CAD	2,076	1,977,788	2,014,246	(36,458)
Expiring 12/15/10	Morgan Stanley	CAD	2,034	1,966,192	1,973,385	(7,193)
Expiring 12/15/10	Morgan Stanley	CAD	1,849	1,791,595	1,793,300	(1,705)
Expiring 12/15/10	Morgan Stanley	CAD	1,819	1,758,671	1,764,986	(6,315)
Expiring 12/15/10	Morgan Stanley	CAD	1,317	1,276,581	1,277,796	(1,215)
Expiring 12/15/10	Morgan Stanley	CAD	1,316	1,271,640	1,276,292	(4,652)
Expiring 12/15/10	Morgan Stanley	CAD	1,240	1,199,336	1,202,712	(3,376)
Expiring 12/15/10	Morgan Stanley	CAD	1,134	1,096,552	1,100,489	(3,937)
Expiring 12/15/10	Morgan Stanley	CAD	800	774,740	775,643	(903)
Expiring 12/15/10	Morgan Stanley	CAD	561	534,062	543,907	(9,845)
Expiring 12/15/10	Morgan Stanley	CAD	560	542,877	543,510	(633)
Chinese Yuan,
Expiring 11/16/10	Deutsche Bank	CNY	2,114	315,227	316,048	(821)
Expiring 11/17/10	Barclays Capital Group	CNY	1,487	218,500	222,424	(3,924)
Expiring 11/17/10	Hong Kong & Shanghai Bank	CNY	1,129	169,000	168,762	238
Expiring 11/17/10	JPMorgan Chase	CNY	5,271	789,000	788,127	873
Expiring 11/17/10	Royal Bank of Scotland	CNY	1,470	216,000	219,879	(3,879)
Expiring 01/10/11	Barclays Capital Group	CNY	1,486	218,500	222,490	(3,990)
Expiring 01/10/11	Citigroup Global Markets	CNY	4,481	661,000	671,061	(10,061)
Expiring 01/10/11	JPMorgan Chase	CNY	4,603	679,000	689,355	(10,355)
Danish Krone,
Expiring 11/04/10	Citigroup Global Markets	DKK	906	159,080	165,702	(6,622)
Euro,
Expiring 10/26/10	Barclays Capital Group	EUR	3,945	5,057,490	5,377,020	(319,530)
Expiring 10/26/10	Barclays Capital Group	EUR	2,237	2,867,834	3,049,022	(181,188)
Expiring 10/26/10	JPMorgan Chase	EUR	5,190	6,990,962	7,073,950	(82,988)
Expiring 10/26/10	Royal Bank of Scotland	EUR	32,136	42,993,789	43,801,243	(807,454)
Expiring 10/26/10	UBS Securities	EUR	8,176	10,553,296	11,143,856	(590,560)
Expiring 11/23/10	Barclays Capital Group	EUR	781	992,118	1,064,242	(72,124)
Expiring 11/23/10	Barclays Capital Group	EUR	398	512,694	542,341	(29,647)
Expiring 11/23/10	Barclays Capital Group	EUR	213	282,058	290,248	(8,190)
Expiring 11/23/10	Barclays Capital Group	EUR	137	178,301	186,685	(8,384)
Expiring 11/23/10	Citigroup Global Markets	EUR	7,310	9,943,595	9,961,082	(17,487)
Expiring 11/23/10	Citigroup Global Markets	EUR	400	536,214	545,066	(8,852)
Expiring 11/23/10	Credit Suisse First Boston Corp.	EUR	18,265	24,785,204	24,889,079	(103,875)

Expiring 11/23/10	JPMorgan Chase	EUR	188	240,695	256,181	(15,486)
Expiring 11/23/10	JPMorgan Chase	EUR	158	201,082	215,301	(14,219)
Expiring 11/23/10	JPMorgan Chase	EUR	147	200,337	200,312	25
Expiring 11/23/10	Morgan Stanley	EUR	760	965,542	1,035,625	(70,083)
Expiring 11/23/10	Morgan Stanley	EUR	578	739,661	787,621	(47,960)
Expiring 11/23/10	Royal Bank of Scotland	EUR	3,561	4,857,002	4,852,451	4,551
Expiring 11/23/10	UBS Securities	EUR	512	689,802	697,684	(7,882)
Expiring 12/15/10	Citigroup Global Markets	EUR	1,295	1,745,397	1,764,889	(19,492)
Expiring 12/15/10	Citigroup Global Markets	EUR	260	331,408	354,571	(23,163)
Expiring 12/15/10	Credit Suisse First Boston Corp.	EUR	8,415	10,725,037	11,464,432	(739,395)
Expiring 12/15/10	Deutsche Bank	EUR	6,373	8,117,728	8,683,347	(565,619)
Expiring 12/15/10	Deutsche Bank	EUR	117	157,999	159,834	(1,835)
Expiring 12/15/10	Hong Kong & Shanghai Bank	EUR	2,656	3,374,439	3,618,062	(243,623)
Expiring 12/15/10	Morgan Stanley	EUR	8,818	11,343,698	12,013,390	(669,692)
Expiring 12/15/10	Morgan Stanley	EUR	6,603	8,494,476	8,995,960	(501,484)
Expiring 12/15/10	Morgan Stanley	EUR	2,433	3,135,850	3,314,590	(178,740)
Expiring 12/15/10	Morgan Stanley	EUR	1,369	1,764,799	1,865,391	(100,592)
Expiring 12/15/10	Morgan Stanley	EUR	1,181	1,580,779	1,608,679	(27,900)
Expiring 12/15/10	Morgan Stanley	EUR	946	1,260,687	1,288,375	(27,688)
Expiring 12/15/10	Morgan Stanley	EUR	814	1,089,623	1,108,854	(19,231)
Expiring 12/15/10	Morgan Stanley	EUR	761	1,014,143	1,036,416	(22,273)
Expiring 12/15/10	Royal Bank of Scotland	EUR	909	1,224,083	1,238,041	(13,958)
Expiring 12/15/10	UBS Securities	EUR	345	464,608	469,813	(5,205)
Japanese Yen,
Expiring 11/01/10	JPMorgan Chase	JPY	89,211	1,060,017	1,068,957	(8,940)
Expiring 11/01/10	Morgan Stanley	JPY	90,883	1,079,884	1,088,991	(9,107)
Expiring 12/06/10	Barclays Capital Group	JPY	155,210	1,843,754	1,860,564	(16,810)
Expiring 12/06/10	Credit Suisse First Boston Corp.	JPY	8,300	99,090	99,495	(405)
Expiring 12/06/10	Royal Bank of Scotland	JPY	43,800	524,075	525,048	(973)
Expiring 12/15/10	Citigroup Global Markets	JPY	153,611	1,800,705	1,841,655	(40,950)
Expiring 12/15/10	Citigroup Global Markets	JPY	40,018	475,425	479,783	(4,358)
Expiring 12/15/10	Citigroup Global Markets	JPY	13,762	164,383	164,996	(613)
Expiring 12/15/10	Credit Suisse First Boston Corp.	JPY	18,350	218,431	219,994	(1,563)
Expiring 12/15/10	Deutsche Bank	JPY	22,960	268,406	275,269	(6,863)
Expiring 12/15/10	Deutsche Bank	JPY	18,350	218,876	219,994	(1,118)
Expiring 12/15/10	Deutsche Bank	JPY	3,624	42,973	43,450	(477)
Expiring 12/15/10	Hong Kong & Shanghai Bank	JPY	62,911	735,354	754,250	(18,896)
Expiring 12/15/10	Hong Kong & Shanghai Bank	JPY	18,350	218,691	219,994	(1,303)
Expiring 12/15/10	Morgan Stanley	JPY	276,566	3,319,846	3,315,787	4,059
Expiring 12/15/10	Morgan Stanley	JPY	228,836	2,723,784	2,743,542	(19,758)
Expiring 12/15/10	Morgan Stanley	JPY	222,734	2,599,607	2,670,388	(70,781)
Expiring 12/15/10	Morgan Stanley	JPY	203,266	2,428,648	2,436,976	(8,328)
Expiring 12/15/10	Morgan Stanley	JPY	195,503	2,346,780	2,343,911	2,869
Expiring 12/15/10	Morgan Stanley	JPY	172,350	2,044,795	2,066,320	(21,525)
Expiring 12/15/10	Morgan Stanley	JPY	166,271	1,972,681	1,993,447	(20,766)
Expiring 12/15/10	Morgan Stanley	JPY	164,723	1,960,665	1,974,887	(14,222)
Expiring 12/15/10	Morgan Stanley	JPY	156,316	1,824,419	1,874,094	(49,675)
Expiring 12/15/10	Morgan Stanley	JPY	141,841	1,694,742	1,700,554	(5,812)
Expiring 12/15/10	Morgan Stanley	JPY	66,077	772,939	792,205	(19,266)
Expiring 12/15/10	Morgan Stanley	JPY	46,210	540,540	554,013	(13,473)
Expiring 12/15/10	Morgan Stanley	JPY	38,850	462,286	465,783	(3,497)
Expiring 12/15/10	Morgan Stanley	JPY	28,283	336,546	339,092	(2,546)
Expiring 12/15/10	Royal Bank of Scotland	JPY	100,922	1,202,672	1,209,969	(7,297)
Expiring 12/15/10	Royal Bank of Scotland	JPY	93,270	1,094,467	1,118,230	(23,763)
Expiring 12/15/10	Royal Bank of Scotland	JPY	28,072	332,907	336,559	(3,652)
Expiring 12/15/10	UBS Securities	JPY	13,762	164,334	164,996	(662)

Expiring 12/15/10	UBS Securities	JPY	10,653	126,408	127,718	(1,310)
Malaysian Ringgit,
Expiring 10/12/10	Citigroup Global Markets	MYR	3	912	1,011	(99)
New Zealand Dollar,
Expiring 12/15/10	Citigroup Global Markets	NZD	421	307,339	307,126	213
Expiring 12/15/10	Citigroup Global Markets	NZD	126	91,867	91,923	(56)
Expiring 12/15/10	Credit Suisse First Boston Corp.	NZD	168	122,024	122,564	(540)
Expiring 12/15/10	Deutsche Bank	NZD	168	122,230	122,564	(334)
Expiring 12/15/10	Deutsche Bank	NZD	38	27,806	27,814	(8)
Expiring 12/15/10	Hong Kong & Shanghai Bank	NZD	168	122,034	122,564	(530)
Expiring 12/15/10	Morgan Stanley	NZD	4,788	3,423,710	3,490,954	(67,244)
Expiring 12/15/10	Morgan Stanley	NZD	3,601	2,608,729	2,625,888	(17,159)
Expiring 12/15/10	Morgan Stanley	NZD	3,585	2,563,172	2,613,514	(50,342)
Expiring 12/15/10	Morgan Stanley	NZD	2,925	2,129,677	2,132,351	(2,674)
Expiring 12/15/10	Morgan Stanley	NZD	2,720	1,966,131	1,983,170	(17,039)
Expiring 12/15/10	Morgan Stanley	NZD	2,533	1,834,605	1,846,672	(12,067)
Expiring 12/15/10	Morgan Stanley	NZD	2,401	1,748,549	1,750,745	(2,196)
Expiring 12/15/10	Morgan Stanley	NZD	2,239	1,608,434	1,632,650	(24,216)
Expiring 12/15/10	Morgan Stanley	NZD	1,897	1,371,021	1,382,903	(11,882)
Expiring 12/15/10	Morgan Stanley	NZD	1,816	1,327,379	1,324,317	3,062
Expiring 12/15/10	Morgan Stanley	NZD	1,786	1,291,570	1,302,007	(10,437)
Expiring 12/15/10	Morgan Stanley	NZD	1,554	1,116,106	1,132,910	(16,804)
Expiring 12/15/10	Morgan Stanley	NZD	869	628,879	633,961	(5,082)
Expiring 12/15/10	Morgan Stanley	NZD	675	483,554	492,411	(8,857)
Expiring 12/15/10	Morgan Stanley	NZD	288	206,448	210,229	(3,781)
Expiring 12/15/10	Royal Bank of Scotland	NZD	925	671,954	674,103	(2,149)
Expiring 12/15/10	Royal Bank of Scotland	NZD	295	215,356	215,445	(89)
Expiring 12/15/10	UBS Securities	NZD	126	91,765	91,923	(158)
Expiring 12/15/10	UBS Securities	NZD	112	81,676	81,757	(81)
Norwegian Krone,
Expiring 12/15/10	Citigroup Global Markets	NOK	4,381	741,311	741,858	(547)
Expiring 12/15/10	Citigroup Global Markets	NOK	2,269	374,455	384,138	(9,683)
Expiring 12/15/10	Citigroup Global Markets	NOK	2,212	375,851	374,626	1,225
Expiring 12/15/10	Citigroup Global Markets	NOK	948	155,055	160,610	(5,555)
Expiring 12/15/10	Citigroup Global Markets	NOK	417	67,810	70,562	(2,752)
Expiring 12/15/10	Credit Suisse First Boston Corp.	NOK	556	90,147	94,082	(3,935)
Expiring 12/15/10	Deutsche Bank	NOK	1,548	255,036	262,210	(7,174)
Expiring 12/15/10	Deutsche Bank	NOK	556	90,337	94,082	(3,745)
Expiring 12/15/10	Deutsche Bank	NOK	397	67,057	67,185	(128)
Expiring 12/15/10	Hong Kong & Shanghai Bank	NOK	2,844	483,930	481,662	2,268
Expiring 12/15/10	Hong Kong & Shanghai Bank	NOK	2,635	434,299	446,195	(11,896)
Expiring 12/15/10	Hong Kong & Shanghai Bank	NOK	2,172	355,213	367,712	(12,499)
Expiring 12/15/10	Hong Kong & Shanghai Bank	NOK	556	90,137	94,082	(3,945)
Expiring 12/15/10	Royal Bank of Scotland	NOK	3,073	519,292	520,401	(1,109)
Expiring 12/15/10	Royal Bank of Scotland	NOK	3,056	496,579	517,451	(20,872)
Expiring 12/15/10	UBS Securities	NOK	1,264	215,703	214,072	1,631
Expiring 12/15/10	UBS Securities	NOK	1,166	197,083	197,483	(400)
Expiring 12/15/10	UBS Securities	NOK	417	67,811	70,562	(2,751)
Philippine Peso,
Expiring 11/15/10	UBS Securities	PHP	62	1,355	1,402	(47)

Singapore Dollar,
Expiring 03/09/11	Citigroup Global Markets	SGD	23	17,083	17,423	(340)
South Korean Won,
Expiring 11/12/10	Barclays Capital Group	KRW	37,999	32,094	33,264	(1,170)
Expiring 11/12/10	Barclays Capital Group	KRW	16,935	13,737	14,825	(1,088)
Expiring 11/12/10	Barclays Capital Group	KRW	14,660	12,347	12,833	(486)
Expiring 11/12/10	Citigroup Global Markets	KRW	37,088	31,344	32,466	(1,122)
Expiring 11/12/10	Citigroup Global Markets	KRW	31,180	25,914	27,295	(1,381)
Expiring 11/12/10	Citigroup Global Markets	KRW	11,693	10,000	10,236	(236)
Expiring 11/12/10	Citigroup Global Markets	KRW	11,676	10,000	10,221	(221)
Expiring 11/12/10	Citigroup Global Markets	KRW	11,619	10,000	10,171	(171)
Expiring 11/12/10	Citigroup Global Markets	KRW	11,547	10,000	10,108	(108)
Expiring 11/12/10	Deutsche Bank	KRW	521,010	452,619	456,089	(3,470)
Expiring 11/12/10	Deutsche Bank	KRW	11,626	10,000	10,177	(177)
Expiring 11/12/10	Deutsche Bank	KRW	6,059	5,118	5,304	(186)
Expiring 11/12/10	JPMorgan Chase	KRW	11,699	10,000	10,241	(241)
Expiring 11/12/10	JPMorgan Chase	KRW	7,511	6,356	6,575	(219)
Expiring 11/12/10	Morgan Stanley	KRW	11,000	9,310	9,629	(319)
Expiring 11/12/10	Morgan Stanley	KRW	8,900	7,455	7,791	(336)
Expiring 11/12/10	Royal Bank of Scotland	KRW	227,900	200,000	199,502	498
Expiring 11/12/10	Royal Bank of Scotland	KRW	37,139	31,412	32,511	(1,099)
Expiring 11/12/10	Royal Bank of Scotland	KRW	25,931	22,000	22,700	(700)
Expiring 11/12/10	Royal Bank of Scotland	KRW	25,927	22,000	22,696	(696)
Expiring 11/12/10	Royal Bank of Scotland	KRW	14,200	11,662	12,431	(769)
Swedish Krona,
Expiring 11/04/10	Citigroup Global Markets	SEK	587	83,123	87,005	(3,882)
Expiring 12/15/10	Citigroup Global Markets	SEK	2,148	307,955	318,047	(10,092)
Expiring 12/15/10	Deutsche Bank	SEK	1,466	209,857	217,097	(7,240)
Expiring 12/15/10	Hong Kong & Shanghai Bank	SEK	4,028	568,062	596,336	(28,274)
Expiring 12/15/10	Hong Kong & Shanghai Bank	SEK	2,495	357,056	369,427	(12,371)
Expiring 12/15/10	Morgan Stanley	SEK	29,296	4,227,335	4,337,182	(109,847)
Expiring 12/15/10	Morgan Stanley	SEK	15,316	2,227,547	2,267,456	(39,909)
Expiring 12/15/10	Morgan Stanley	SEK	12,878	1,872,949	1,906,505	(33,556)
Expiring 12/15/10	Morgan Stanley	SEK	10,283	1,483,845	1,522,403	(38,558)
Expiring 12/15/10	Morgan Stanley	SEK	6,332	921,002	937,476	(16,474)
Expiring 12/15/10	Morgan Stanley	SEK	4,557	662,833	674,689	(11,856)
Expiring 12/15/10	Morgan Stanley	SEK	2,611	374,037	386,547	(12,510)
Expiring 12/15/10	Morgan Stanley	SEK	1,820	260,696	269,415	(8,719)
Swiss Franc,
Expiring 12/15/10	Citigroup Global Markets	CHF	647	659,499	658,423	1,076
Expiring 12/15/10	Citigroup Global Markets	CHF	500	512,156	509,017	3,139
Expiring 12/15/10	Citigroup Global Markets	CHF	483	481,190	491,649	(10,459)
Expiring 12/15/10	Citigroup Global Markets	CHF	352	351,541	358,834	(7,293)
Expiring 12/15/10	Deutsche Bank	CHF	330	327,881	335,597	(7,716)
Expiring 12/15/10	Hong Kong & Shanghai Bank	CHF	807	803,936	821,540	(17,604)
Expiring 12/15/10	Hong Kong & Shanghai Bank	CHF	643	658,935	654,451	4,484
Expiring 12/15/10	Hong Kong & Shanghai Bank	CHF	561	558,072	571,075	(13,003)
Expiring 12/15/10	Morgan Stanley	CHF	8,336	8,164,617	8,489,807	(325,190)
Expiring 12/15/10	Morgan Stanley	CHF	6,211	6,082,948	6,325,227	(242,279)

Expiring 12/15/10	Morgan Stanley	CHF	2,551	2,523,075	2,597,948	(74,873)
Expiring 12/15/10	Morgan Stanley	CHF	2,177	2,226,219	2,216,737	9,482
Expiring 12/15/10	Morgan Stanley	CHF	2,071	2,076,658	2,109,288	(32,630)
Expiring 12/15/10	Morgan Stanley	CHF	1,800	1,780,825	1,833,672	(52,847)
Expiring 12/15/10	Morgan Stanley	CHF	1,442	1,446,033	1,468,754	(22,721)
Expiring 12/15/10	Morgan Stanley	CHF	797	807,966	812,177	(4,211)
Expiring 12/15/10	Morgan Stanley	CHF	578	573,664	588,304	(14,640)
Expiring 12/15/10	Morgan Stanley	CHF	551	558,364	561,274	(2,910)
Expiring 12/15/10	Morgan Stanley	CHF	404	400,807	411,036	(10,229)
Expiring 12/15/10	UBS Securities	CHF	1,078	1,098,447	1,097,371	1,076
Expiring 12/15/10	UBS Securities	CHF	431	441,089	438,948	2,141
Expiring 12/15/10	UBS Securities	CHF	286	292,326	290,867	1,459

				$461,242,990	$472,980,440	$(11,737,450)

(1)	The amount represents fair value of derivative instruments subject to foreign currency exchange contracts risk exposure as of September 30, 2010

Interest rate swap agreements outstanding at September 30, 2010:

							Upfront	Unrealized
		Notional Amount				Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)		Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation)(2)
Barclays Bank PLC(1)	06/15/12	AUD	2,400	5.25%	3 month Australian Bank Bill rate	$167	$(752)	$919
Citigroup, Inc.(1)	06/15/12	AUD	2,700	5.25%	3 month Australian Bank Bill rate	187	(1,088)	1,275
Barclays Bank PLC(1)	12/15/15	AUD	2,100	5.50%	6 month Australian Bank Bill rate	930	(1,510)	2,440
Deutsche Bank AG(1)	12/15/20	AUD	1,100	6.00%	6 month Australian Bank Bill rate	34,269	4,860	29,409
Deutsche Bank AG(1)	12/15/15	AUD	2,800	5.50%	6 month Australian Bank Bill rate	1,240	(9,525)	10,765
Barclays Bank PLC(1)	01/02/12	BRL	5,900	18.00%	Brazilian interbank lending rate	(4,221)	—	(4,221)
Barclays Bank PLC(1)	01/02/13	BRL	1,200	12.29%	Brazilian interbank lending rate	13,324	3,157	10,167
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	3,500	11.67%	Brazilian interbank lending rate	59,679	21,545	38,134
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	17,000	10.73%	Brazilian interbank lending rate	90,260	(1,364)	91,624
Goldman Sachs Capital Markets, L.P.(1)	01/02/13	BRL	49,100	11.93%	Brazilian interbank lending rate	306,543	8,727	297,816
Goldman Sachs Capital Markets, L.P.(1)	01/02/13	BRL	1,500	11.89%	Brazilian interbank lending rate	9,069	805	8,264
HSBC Bank USA, N.A.(1)	01/02/12	BRL	1,800	11.14%	Brazilian interbank lending rate	18,856	5,102	13,754
HSBC Bank USA, N.A.(1)	01/02/12	BRL	2,300	11.36%	Brazilian interbank lending rate	21,282	21,455	(173)
HSBC Bank USA, N.A.(1)	01/02/12	BRL	2,300	11.36%	Brazilian interbank lending rate	21,282	234	21,048
HSBC Bank USA, N.A.(1)	01/02/12	BRL	4,100	11.67%	Brazilian interbank lending rate	69,910	20,702	49,208
HSBC Bank USA, N.A.(1)	01/02/12	BRL	19,500	11.53%	Brazilian interbank lending rate	5,408	14,302	(8,894)
HSBC Bank USA, N.A.(1)	01/02/12	BRL	98,200	11.53%	Brazilian interbank lending rate	27,233	—	27,233
HSBC Bank USA, N.A.(1)	01/02/13	BRL	1,000	11.89%	Brazilian interbank lending rate	6,046	1,118	4,928
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	1,400	11.29%	Brazilian interbank lending rate	(1,219)	(1,479)	260
Royal Bank of Scotland PLC(1)	01/02/12	BRL	3,000	11.25%	Brazilian interbank lending rate	(3,687)	(1,433)	(2,254)
Deutsche Bank AG(1)	09/15/12	GBP	100	3.45%	United Kingdom Retail Price Index	236	—	236
Royal Bank of Scotland PLC(1)	09/14/12	GBP	300	3.44%	United Kingdom Retail Price Index	768	—	768
Bank of America N.A.(1)	06/16/35	JPY	180,000	2.15%	6 month LIBOR	182,065	(6,854)	188,919
Barclays Bank PLC(1)	12/15/20	JPY	1,320,000	1.50%	6 month LIBOR	702,008	618,571	83,437
Royal Bank of Scotland PLC(1)	12/15/20	JPY	1,190,000	1.50%	6 month LIBOR	632,870	92,162	540,708
UBS AG(1)	06/16/35	JPY	130,000	2.15%	6 month LIBOR	131,493	(5,164)	136,657
Barclays Bank PLC(1)	01/28/15	MXN	8,300	7.34%	28 day Mexican interbank rate	41,611	(2)	41,613
HSBC Bank USA, N.A.(1)	01/28/15	MXN	3,700	7.33%	28 day Mexican interbank rate	18,434	(222)	18,656

						$2,386,043	$783,347	$1,602,696

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.
Credit default swap agreements outstanding at September 30, 2010:

						Upfront
		Notional Amount#			Fair	Premiums	Unrealized
Counterparty	Termination Date	(000)(3)	Fixed Rate	Reference Entity/Obligation	Value(4)	Paid (Received)	Appreciation(6)
Credit default swaps on credit indices — Sell Protection(1)
Barclays Bank PLC	12/20/15	15,000	5.00%	Dow Jones CDX	$1,996,466	$1,968,333	$28,133

				EM14 Index

					Implied Credit		Upfront	Unrealized
		Notional Amount#			Spread at	Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)(3)	Fixed Rate	Reference Entity/Obligation	September 30, 2010(5)	Value	Paid (Received)	(Depreciation)(6)
Credit default swaps on Corporate and/or Sovereign Issues — Sell Protection (1)
Bank of America N.A.	12/20/15	$6,000	1.00%	United Mexican States, 7.50%, due 04/08/33	1.217%	$(62,831)	$(65,451)	$2,620
Barclays Bank PLC	09/20/11	1,200	1.00%	United Mexican States, 7.50%, due 04/08/33	0.696%	3,957	2,292	1,665
Barclays Bank PLC	09/20/11	2,300	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.593%	9,904	6,430	3,474
Barclays Bank PLC	06/20/15	500	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.104%	(2,105)	(4,000)	1,895
Barclays Bank PLC	06/20/15	500	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.104%	(2,105)	(8,844)	6,739
Citigroup, Inc.	06/20/15	200	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.619%	3,635	1,469	2,166
Citigroup, Inc.	06/20/15	400	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.619%	7,272	2,801	4,471
Citigroup, Inc.	06/20/15	1,000	0.25%	France (Govt of), 4.25%, due 04/25/19	0.773%	(23,250)	(22,077)	(1,173)
Deutsche Bank AG	09/20/11	800	1.00%	American Movil, 6.375%, due 03/01/35	0.815%	1,209	—	1,209
Deutsche Bank AG	09/20/11	1,600	1.00%	Petrobras Intl. Finance Corp., 8.375%, due 12/10/18	0.984%	(285)	(5,757)	5,472
Deutsche Bank AG	03/20/12	800	1.00%	American Movil, 6.375%, due 03/01/35	0.863%	414	(1,761)	2,175
Deutsche Bank AG	06/20/15	300	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.619%	5,454	2,490	2,964
Deutsche Bank AG	06/20/15	400	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.619%	7,259	3,149	4,110
Deutsche Bank AG	06/20/15	700	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.619%	12,726	3,002	9,724
Deutsche Bank AG	09/20/15	800	1.00%	Republic of Philippines, 10.625%, due 03/16/25	1.346%	(13,290)	(19,068)	5,778
Deutsche Bank AG	09/20/15	2,700	1.00%	Republic of Philippines, 10.625%, due 03/16/25	1.346%	(44,852)	(64,353)	19,501
HSBC Bank USA, N.A.	09/20/15	1,300	1.00%	Republic of Philippines, 10.625%, due 03/16/25	1.346%	(21,596)	(24,694)	3,098
HSBC Bank USA, N.A.	09/20/15	2,500	1.00%	Republic of Philippines, 10.625%, due 03/16/25	1.346%	(41,529)	(79,943)	38,414
HSBC Bank USA, N.A.	12/20/15	530	1.00%	Republic of Philippines, 10.625%, due 03/16/25	1.392%	(10,832)	(9,921)	(911)
Morgan Stanley Capital Services, Inc.	06/20/15	1,600	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.619%	29,087	6,861	22,226
Morgan Stanley Capital Services, Inc.	09/20/15	600	1.00%	Petrobras Intl. Finance Corp., 8.375%, due 12/10/18	1.585%	(15,886)	(20,008)	4,122
Royal Bank of Scotland PLC	06/20/15	500	1.00%	Republic of Italy, 6.875%, due 09/27/23	1.944%	(20,265)	(11,219)	(9,046)
UBS AG	06/20/15	600	1.00%	Australian Government, 6.50%, due 05/15/13	0.438%	15,751	10,662	5,089

						$(162,158)	$(297,940)	$135,782

The Portfolio entered into credit default swap agreements on corporate issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

						Unrealized	Unrealized
		Notional Amount#			Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)(3)	Fixed Rate	Reference Entity/Obligation	Value	Paid (Received)	(Depreciation)(6)
Credit default swaps — Buy Protection (2)
Deutsche Bank AG	03/20/11	$600	1.00%	Albertson’s, 7.25%, due 05/01/13	$6,425	$2,229	$4,196
Deutsche Bank AG	06/20/16	1,200	1.00%	Embarq Corp., 7.08%, due 06/01/16	58,381	(18,529)	76,910
Deutsche Bank AG	06/20/17	1,100	1.00%	J.C. Penney Corp., 6.375%, due 10/15/36	81,327	62,182	19,145
Goldman Sachs Capital Markets, L.P.	03/20/13	600	1.00%	Hanson Ltd., 7.875%, due 09/27/10	8,390	(665)	9,055
Morgan Stanley Capital Services, Inc.	06/20/14	9,523	1.00%	Dow Jones CDX NA IG12 5Y	(42,503)	(26,319)	(16,184)

					$112,020	$18,898	$93,122

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2010.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$4,461,386,017	$—	$—
Common Stocks	372,508,645	—	—
Exchange Traded Funds	193,130,169	—	—
Mutual Funds	139,042,465	—	—
Preferred Stocks	1,296,112	—	—
Warrants	—	1,323,725	22,253
Asset-Backed Securities	—	5,126,323	1,180,433
Bank Loans	—	820,668	—
Commerical Mortgage-Backed Securities	—	3,089,309	1,694,768
Convertible Bonds	—	46,584,885	484,421
Corporate Bonds	—	257,493,917	362,299
Foreign Government Bonds	—	224,598,201	—
Municipal Bonds	—	327,885	—
Residential Mortgage-Backed Securities	—	20,127,693	680,710
U.S. Government Agency Obligations	—	6,872,556	—
U.S. Government Mortgage-Backed Obligations	—	2,599,491	—
U.S. Treasury Obligations	—	338,112,625	—
Repurchase Agreements	—	157,900,000	—
Purchased Options	86,940	6,952	—
Written Options	(722,741)	(607,498)	(93,883)
Short Sales — Common Stocks	(126,857,582)	—	—
Short Sales — Exchange Traded Funds	(892,371)	—	—
Other Financial Instuments*
Futures	17,373,332	—	—
Foreign Forward Currency Contracts	—	(2,662,868)	—
Interest Rate Swaps	—	1,601,928	768
Credit Default Swaps	—	257,037	—

Total	$5,056,350,986	$1,063,572,829	$4,331,769

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.3%

COMMON STOCKS — 60.0%

Aerospace & Defense — 1.1%
BAE Systems PLC (United Kingdom)	534,500	$2,874,098
BBA Aviation PLC (United Kingdom)	305,300	903,555
Elbit Systems Ltd. (Israel)	23,000	1,225,648
Finmeccanica SpA (Italy)	160,800	1,910,424
General Dynamics Corp.	132,067	8,295,128
Honeywell International, Inc.	117,600	5,167,344
Lockheed Martin Corp.	34,700	2,473,416
MTU Aero Engines Holding AG (Germany)	13,900	794,446
Raytheon Co.	102,100	4,666,991
Rolls-Royce Group PLC (United Kingdom)*	361,838	3,430,350

		31,741,400

Agriculture — 0.2%
Altria Group, Inc.	151,000	3,627,020
Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	1,214,000	1,006,079

		4,633,099

Airlines — 0.4%
Air New Zealand Ltd. (New Zealand)	362,700	337,965
Lan Airlines SA (Chile)	73,663	2,163,665
Southwest Airlines Co.(a)	674,300	8,813,101

		11,314,731

Apparel
Hermes International (France)*	12	2,740

Auto/Trucks Parts & Equipment — 0.2%
Cie Generale des Etablissements Michelin (Class B Stock) (France)*	50,627	3,851,859
Keihin Corp. (Japan)	49,300	1,014,583
Weichai Power Co. Ltd. (Class H Stock) (China)	150,000	1,585,287

		6,451,729

Automobile Manufacturers — 0.5%
Daimler AG (Germany)*	64,872	4,108,778
Dongfeng Motor Group Co. Ltd. (Class H Stock) (China)	1,644,000	3,364,767
Hyundai Motor Co. (South Korea)	41,220	5,530,945
Nissan Shatai Co. Ltd. (Japan)	119,000	860,997
Renault SA (France)*	32,500	1,672,318

		15,537,805

Banks — 1.5%
Banco Espanol de Credito SA (Spain)	76,387	770,910
Bank of America Corp.	992,000	13,005,120
Bank Rakyat Indonesia (Indonesia)	2,022,500	2,266,106
Barclays PLC (United Kingdom)	294,100	1,384,152
Bendigo and Adelaide Bank Ltd. (Australia)	207,000	1,830,690
BNP Paribas (France)	100,908	7,176,664
Fukuoka Financial Group, Inc. (Japan)	215,000	860,206
HDFC Bank Ltd., ADR (India)(a)	10,234	1,886,843
ICICI Bank Ltd., ADR (India)	49,427	2,463,936
Lloyds Banking Group PLC (United Kingdom)*	2,825,227	3,289,545
Mitsubishi UFG Financial Group, Inc., (Japan)	342,100	1,594,117
Nishi-Nippon City Bank Ltd. (The) (Japan)	380,000	1,087,925
Societe Generale (France)	22,600	1,301,701
Standard Chartered PLC (United Kingdom)	118,212	3,390,856

		42,308,771

Biotechnology — 0.2%
Amgen, Inc.*	84,100	4,634,751
Novozymes A/S (Class B Stock) (Denmark)	10,649	1,354,792

		5,989,543

Building Materials — 0.1%
Central Glass Co. Ltd. (Japan)	62,000	246,574
Ciments Francais SA (France)	12,800	1,140,857
Hong Leong Asia Ltd. (Singapore)	377,000	951,745
Lafarge SA (France)	3,000	171,770
Sanwa Holdings Corp. (Japan)	4,000	11,835
Sika AG (Switzerland)	564	1,040,586

		3,563,367

Capital Markets — 0.3%
Credit Suisse Group AG (Switzerland)	155,124	6,630,243
Deutsche Bank AG (Germany)	39,900	2,183,637

		8,813,880

Chemicals — 2.8%
BASF SE (Germany)*	94,914	5,985,014
Clariant AG (Switzerland)*	118,300	1,729,986
Dow Chemical Co. (The)	733,975	20,154,954
Kingboard Chemical Holdings Ltd. (Cayman Islands)	334,000	1,691,771
Koninklijke DSM NV (Netherlands)	37,100	1,900,671
Monsanto Co.	358,851	17,199,729
Nippon Shokubai Co. Ltd. (Japan)	149,000	1,295,807
PPG Industries, Inc.	176,166	12,824,885
Praxair, Inc.	170,155	15,358,190
Tessenderlo Chemie NV (Belgium)	8,700	271,126

		78,412,133

Clothing & Apparel
Yue Yuen Industrial Holdings Ltd. (Bermuda)	348,000	1,289,495

Coal — 0.1%
China Shenhua Energy Co. Ltd. (Class H Stock) (China)	913,000	3,777,274

Commercial Banks — 0.8%
Banco Bilbao Vizcaya Argentaria SA (Spain)	116,100	1,567,700
Banco Espirito Santo SA (Portugal)	31,800	147,178

Banco Santander Chile SA, ADR (Chile)(a)	27,820	2,686,021
Banco Santander SA (Spain)	696,261	8,843,504
Bank Hapoalim BM (Israel)*	247,900	1,134,552
Credit Agricole SA (France)	145,000	2,266,305
Danske Bank A/S (Denmark)*	17,600	424,643
DnB NOR ASA (Norway)	71,200	969,123
Industrial & Commercial Bank of China Asia Ltd. (Hong Kong)	511,000	1,877,018
Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	5,079,000	3,783,630
Verwaltungs-und Privat-Bank AG (Liechtenstein)	1,500	151,122

		23,850,796

Commercial Services — 0.3%
Aggreko PLC (United Kingdom)	71,625	1,766,490
Emeco Holdings Ltd. (Australia)	1,002,200	833,060
Toppan Forms Co. Ltd. (Japan)	77,600	721,342
Waste Management, Inc.	116,600	4,167,284

		7,488,176

Computer Services & Software — 2.6%
Apple, Inc.*	114,304	32,433,760
Dell, Inc.*	400,300	5,187,888
EMC Corp.*	234,684	4,766,432
Infosys Technologies Ltd., ADR (India)(a)	53,364	3,591,931
International Business Machines Corp.	69,150	9,275,781
Itochu Techno-Solutions Corp. (Japan)	27,300	891,469
Logica PLC (United Kingdom)	896,200	1,785,136
Microsoft Corp.	486,900	11,924,181
NEC Fielding Ltd. (Japan)	20,600	228,505
SAP AG (Germany)	71,379	3,530,805
Tieto Oyj (Finland)	39,200	780,216
Wincor Nixdorf AG (Germany)	2,276	148,390

		74,544,494

Construction — 0.1%
AMEC PLC (United Kingdom)	142,593	2,208,626

Consumer Products & Services — 1.2%
Avon Products, Inc.	100,200	3,217,422
Fortune Brands, Inc.(a)	138,600	6,823,278
Kimberly-Clark Corp.	69,800	4,540,490
L’Oreal SA (France)	30,668	3,448,342
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)(a)	82,848	5,238,479
Newell Rubbermaid, Inc.(a)	238,900	4,254,809
Pacific Brands Ltd. (Australia)*	922,778	998,938
Procter & Gamble Co. (The)	93,600	5,613,192

		34,134,950

Containers & Packaging
Rexam PLC (United Kingdom)	72,100	347,713

Distribution/Wholesale — 0.4%
Jardine Cycle & Carriage Ltd. (Singapore)	89,000	2,659,646
Li & Fung Ltd. (Bermuda)	654,000	3,679,295
Marubeni Corp. (Japan)	380,901	2,153,633
Sumitomo Corp. (Japan)	228,200	2,941,341
Toyota Tsusho Corp. (Japan)	3,400	50,096

		11,484,011

Diversified Financial Services — 1.0%
BM&F BOVESPA SA (Brazil)	312,300	2,613,575
Challenger Financial Services Group Ltd. (Australia)	283,900	1,160,724
Fuyo General Lease Co. Ltd. (Japan)	35,900	897,500
Hitachi Capital Corp. (Japan)	42,400	577,997
SLM Corp.*(a)	207,300	2,394,315
Tullett Prebon PLC (United Kingdom)	221,300	1,381,517
U.S. Bancorp	873,313	18,881,027

		27,906,655

Diversified Machinery — 0.3%
Cummins, Inc.	83,912	7,600,749
Hexagon AB (Class B Stock) (Sweden)	40,667	872,425

		8,473,174

Diversified Manufacturing — 1.1%
3M Co.	96,000	8,324,160
AGFA-Gevaert NV (Belgium)*	202,500	1,493,477
Danaher Corp.	257,997	10,477,258
Eaton Corp.	62,628	5,166,184
Mitsubishi Corp. (Japan)	40,400	958,701
Tyco International Ltd. (Switzerland)	142,500	5,234,025

		31,653,805

Diversified Operations — 0.1%
Davis Service Group PLC (United Kingdom)	137,300	865,970
Mitsui & Co. Ltd. (Japan)	60,400	898,620

		1,764,590

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	378,700	10,830,820
Verizon Communications, Inc.	85,900	2,799,481

		13,630,301

Electric — 0.6%
Entergy Corp.	92,300	7,063,719
Exelon Corp.	108,800	4,632,704
NRG Energy, Inc.*	171,400	3,568,548
RWE AG (Germany)	33,300	2,249,387

		17,514,358

Electronic Components — 0.6%
Eizo Nanao Corp. (Japan)	13,400	282,511
Enel SpA (Italy)	593,200	3,161,944
Keyence Corp. (Japan)	12,100	2,632,199
Koninklijke Philips Electronics NV (Netherlands)	16,700	524,877
Ryosan Co. Ltd. (Japan)	17,800	445,213
Schneider Electric SA (France)	30,396	3,854,094
Spectris PLC (United Kingdom)	34,400	579,836
Tyco Electronics Ltd. (Switzerland)	175,700	5,133,954
Vossloh AG (Germany)	5,000	532,282

		17,146,910

Electronics — 0.2%
Murata Manufacturing Co. Ltd. (Japan)	31,900	1,681,361
Nippon Electric Glass Co. Ltd. (Japan)	186,000	2,535,553

		4,216,914

Energy — Alternate Sources
EDF Energies Nouvelles SA (France)	21,610	828,117

Engineering/Construction — 0.3%
Bouygues SA (France)	19,300	828,395
COMSYS Holdings Corp. (Japan)	82,500	756,019
Kyowa Exeo Corp. (Japan)	157,100	1,413,298
NCC AB (Class B Stock) (Sweden)	69,800	1,426,994
SembCorp Industries Ltd. (Singapore)	557,000	1,846,643
Tecnicas Reunidas SA (Spain)*	21,473	1,144,725

		7,416,074

Entertainment & Leisure — 0.3%
Heiwa Corp. (Japan)	110,000	1,340,081
Madison Square Garden, Inc. (Class A Stock)*	74,900	1,578,892
Sankyo Co. Ltd. (Japan)	22,100	1,170,125
TABCORP Holdings Ltd. (Australia)	315,200	2,132,591
Thomas Cook Group PLC (United Kingdom)	336,800	908,955

		7,130,644

Equipment Services — 0.1%
BlueScope Steel Ltd. (Australia)	247,500	526,285
Downer EDI Ltd. (Australia)	295,700	1,406,176

		1,932,461

Exchange Traded Funds — 9.6%
iShares Barclays Aggregate Bond Fund	530,500	57,638,825
iShares Barclays Intermediate Credit Bond Fund	177,900	19,279,023
iShares Dow Jones Select Dividend Index Fund	58,500	2,740,140
iShares Dow Jones U.S. Technology Sector Index Fund	28,500	1,648,725
iShares iBoxx Investment Grade Corporate Bond Fund	36,600	4,139,094
iShares MSCI EAFE Index Fund(a)	671,300	36,867,796
iShares MSCI Emerging Markets Index Fund(a)	492,400	22,044,748
iShares Russell 1000 Growth Index Fund	317,050	16,286,858
iShares Russell 1000 Value Index Fund	424,120	25,018,839
iShares Russell 2000 Index Fund(a)	56,600	3,818,802
iShares S&P 500 Growth Index Fund	274,400	16,291,128
iShares S&P Global 100 Index Fund(a)	93,000	5,428,410
iShares S&P MidCap 400 Index Fund(a)	394,500	31,591,560
iShares S&P SmallCap 600 Index Fund(a)	206,700	12,213,903
SPDR Trust, Series 1(a)	169,000	19,286,280

		274,294,131

Farming & Agriculture
AWB Ltd. (Australia)*	317,400	454,038

Financial — Bank & Trust — 2.3%
Banco Popolare Scarl (Italy)	19,500	116,701
Bank of Ireland (Ireland)	71,900	60,771
Dexia SA (Belgium)*	15,085	66,465
Fifth Third Bancorp	294,300	3,540,429
Itau Unibanco Holding SA, ADR (Brazil)	444,300	10,743,174
KeyCorp	596,700	4,749,732
Mizuho Financial Group, Inc. (Japan)	1,777,700	2,597,980
Morgan Stanley	228,300	5,634,444
National Australia Bank Ltd. (Australia)	134,800	3,301,565
PNC Financial Services Group, Inc.	189,148	9,818,673
Standard Bank Group Ltd. (South Africa)	110,771	1,764,009
State Street Corp.	167,300	6,300,518
Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	102,000	510,733
Wells Fargo & Co.	621,696	15,623,220

		64,828,414

Financial Services — 2.4%
Alpha Bank A.E. (Greece)*	8,400	52,676
American Express Co.	187,400	7,876,422
Ameriprise Financial, Inc.(a)	117,100	5,542,343
Bank of New York Mellon Corp. (The)	93,000	2,430,090
CIMB Group Holdings Bhd (Malaysia)	884,800	2,341,696
Citigroup, Inc.*	577,900	2,253,810
Credicorp Ltd. (Bermuda)(a)	15,112	1,721,257
Goldman Sachs Group, Inc. (The)	67,358	9,738,620
H&R Block, Inc.	328,500	4,254,075
Irish Life & Permanent Group Holdings PLC (Ireland)*	48,500	91,904
JPMorgan Chase & Co.	392,200	14,931,054
Keiyo Bank Ltd. (The) (Japan)	129,000	639,746
Sumitomo Mitsui Financial Group, Inc. (Japan)	212,600	6,193,617
Turkiye Garanti Bankasi A/S (Turkey)	516,344	2,998,368
Western Union Co. (The)	369,300	6,525,531

		67,591,209

Foods — 0.8%
Casino Guichard Perrachon SA (France)	20,700	1,895,209
Colruyt SA (Belgium)	6,622	1,750,424
Compass Group PLC (United Kingdom)	223,885	1,865,767
CSM (Netherlands)	39,400	1,157,765
Dairy Crest Group PLC (United Kingdom)	112,800	657,046
Delhaize Group (Belgium)	25,000	1,813,125
East Asiatic Co. Ltd. A/S (Denmark)	10,000	262,494
Greggs PLC (United Kingdom)	44,000	328,040
Indofood Sukses Makmur Tbk PT (Indonesia)	2,280,000	1,392,269
Koninklijke Ahold NV (Netherlands)	77,900	1,050,079
Marston’s PLC (United Kingdom)	226,520	329,507
Nestle SA (Switzerland)	63,979	3,408,437

Nichirei Corp. (Japan)	249,000	1,055,894
Nisshin Oillio Group Ltd. (The) (Japan)	144,000	657,211
Nutreco NV (Netherlands)	12,700	928,859
Shoprite Holdings Ltd. (South Africa)	118,747	1,685,738
Tate & Lyle PLC (United Kingdom)	149,500	1,096,274

		21,334,138

Gas Distribution — 0.1%
Centrica PLC (United Kingdom)	457,736	2,326,143

Healthcare — Products — 0.4%
Aspen Pharmacare Holdings Ltd. (South Africa)*	116,542	1,571,672
Cie Generale d’Optique Essilor International SA (France)	37,729	2,595,881
Coloplast A/S (Class B Stock) (Denmark)	15,608	1,865,777
Covidien PLC (Ireland)	149,200	5,996,348

		12,029,678

Healthcare Services
Healthscope Ltd. (Australia)	82,463	479,821

Holding Companies — Diversified — 0.1%
LVMH Moet Hennessy Louis Vuitton SA (France)	26,950	3,953,186

Home Furnishings — 0.2%
Alpine Electronics, Inc. (Japan)	67,000	857,966
Electrolux AB (Class B Stock) (Sweden)	54,800	1,349,603
Whirlpool Corp.(a)	33,882	2,743,087

		4,950,656

Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	298,222	22,220,521
Wynn Resorts Ltd.(a)	71,148	6,173,512

		28,394,033

Industrial Conglomerates — 0.4%
General Electric Co.	614,500	9,985,625

Insurance — 1.3%
Admiral Group PLC (United Kingdom)	67,332	1,762,153
Aegon NV (Netherlands)	127,900	766,312
Allianz SE (Germany)	22,800	2,576,710
Amlin PLC (United Kingdom)	205,714	1,296,821
Aviva PLC (United Kingdom)	275,600	1,726,992
AXA SA (France)	54,500	952,862
Baloise Holding AG (Switzerland)	14,600	1,316,399
Beazley PLC (United Kingdom)	224,368	407,442
Brit Insurance Holdings NV (Netherlands)	34,500	555,508
Fondiaria-SAI SpA (Italy)	14,900	150,515
Fuji Fire & Marine Insurance Co. Ltd. (The) (Japan)*	509,000	688,991
Hannover Rueckversicherung AG (Germany)	7,300	335,772
Hiscox Ltd. (Bermuda)	60,800	333,140
ING Groep NV, CVA (Netherlands)*	111,600	1,157,777
Legal & General Group PLC (United Kingdom)	1,012,300	1,645,874
Marsh & McLennan Cos., Inc.	314,100	7,576,092
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	10,800	1,495,869
Old Mutual PLC (United Kingdom)	745,600	1,625,707
Principal Financial Group Inc	59,300	1,537,056
RSA Insurance Group PLC (United Kingdom)	315,200	647,156
SCOR SE (France)*	50,800	1,214,009
Swiss Reinsurance Co. Ltd. (Switzerland)	39,300	1,723,337
Zurich Financial Services AG (Switzerland)	25,820	6,051,337

		37,543,831

Internet — 2.0%
Amazon.com, Inc.*	126,110	19,806,837
Baidu, Inc., ADR (Cayman Islands)*	217,459	22,315,642
priceline.com, Inc.*	31,439	10,951,461
Yahoo! Japan Corp. (Japan)	10,009	3,457,829

		56,531,769

Iron / Steel — 0.1%
JFE Holdings, Inc. (Japan)	37,100	1,134,599
OneSteel Ltd. (Australia)	649,800	1,840,224

		2,974,823

Lodging — 0.2%
Starwood Hotels & Resorts Worldwide, Inc.(a)	106,612	5,602,461

Lumber & Wood Products — 0.2%
Weyerhaeuser Co.	430,100	6,778,376

Machinery & Equipment — 0.5%
Atlas Copco AB (Class A Stock) (Sweden)	156,284	3,016,542
Fanuc Ltd. (Japan)	31,600	4,023,814
Georg Fischer AG (Switzerland)*	1,700	679,896
Kone Oyj (Class B Stock) (Finland)	72,617	3,751,921
MAN SE (Germany)	24,332	2,652,326
Weg SA (Brazil)	27,900	306,867

		14,431,366

Media — 1.6%
Cablevision Systems Corp. (Class A Stock)	322,000	8,433,180
DIRECTV (Class A Stock)*	173,015	7,202,614
Lagardere SCA (France)	23,300	910,191
Liberty Media Corp. — Starz (Class A Stock)*	49,800	3,231,024
Time Warner Cable, Inc.	119,600	6,457,204
Time Warner, Inc.	291,500	8,934,475
Trinity Mirror PLC (United Kingdom)*	126,600	216,277
Walt Disney Co. (The)	316,392	10,475,739

		45,860,704

Medical Supplies & Equipment — 0.4%
Johnson & Johnson	154,300	9,560,428
Takeda Pharmaceutical Co. Ltd. (Japan)	54,200	2,489,902

		12,050,330

Metals & Mining — 1.2%
Alcoa, Inc.	132,800	1,608,208
BHP Billiton PLC (United Kingdom)	78,584	2,499,805
BHP Billiton PLC, ADR (United Kingdom)	243,151	15,542,212
Boliden AB (Sweden)	142,100	2,152,471
Johnson Matthey PLC (United Kingdom)	69,732	1,930,123
Precision Castparts Corp.	26,330	3,353,126
ThyssenKrupp AG (Germany)	36,500	1,190,228
Vedanta Resources PLC (United Kingdom)	62,316	2,119,359
Vulcan Materials Co.(a)	114,300	4,219,956

		34,615,488

Multimedia — 0.1%
Vivendi (France)	108,100	2,954,720

Office Equipment — 0.2%
Canon, Inc. (Japan)	113,800	5,309,667

Oil & Gas — 3.0%
Anadarko Petroleum Corp.	238,341	13,597,354
Baker Hughes, Inc.	177,100	7,544,460
Cairn Energy PLC (United Kingdom)*	361,503	2,575,918
Caltex Australia Ltd. (Australia)	164,200	1,902,899
ENI SpA (Italy)	136,600	2,947,867
EOG Resources, Inc.	111,721	10,386,701
Exxon Mobil Corp.	197,700	12,215,883
JX Holdings, Inc. (Japan)	163,710	949,157
Murphy Oil Corp.	151,100	9,356,112
NiSource, Inc.	108,600	1,889,640
OMV AG (Austria)	2,900	108,561
Pacific Rubiales Energy Corp. (Canada)*	68,873	1,936,530
Statoil ASA (Norway)	276,500	5,768,693
Total SA (France)	79,200	4,081,790
Total SA, ADR (France)	219,800	11,341,680

		86,603,245

Oil, Gas and Consumable Fuels — 2.0%
BP PLC (United Kingdom)	466,200	3,132,997
CenterPoint Energy, Inc.	167,300	2,629,956
Chevron Corp.	186,200	15,091,510
CNOOC Ltd. (Hong Kong)	3,246,000	6,292,149
Petrofac Ltd. (United Kingdom)	127,624	2,752,643
Repsol YPF SA (Spain)	107,700	2,774,207
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	205,800	6,003,497
Royal Dutch Shell PLC, ADR (United Kingdom)(a)	126,900	7,652,070
Saipem SpA (Italy)*	121,392	4,862,035
Schlumberger Ltd. (Netherlands)	42,300	2,606,103
Sunoco, Inc.	80,500	2,938,250

		56,735,417

Paper & Forest Products — 0.3%
DS Smith PLC (United Kingdom)	376,300	883,145
International Paper Co.	261,400	5,685,450
Svenska Cellulosa AB SCA (Class B Stock) (Sweden)	87,300	1,327,564

		7,896,159

Pharmaceuticals — 2.2%
Astellas Pharma, Inc. (Japan)	26,600	960,697
AstraZeneca PLC (United Kingdom)	85,700	4,353,121
GlaxoSmithKline PLC (United Kingdom)	199,300	3,927,579
H. Lundbeck A/S (Denmark)	40,200	709,978
Kyorin Co. Ltd. (Japan)	62,000	963,273
Mead Johnson Nutrition Co.	79,759	4,539,085
Meda AB (Class A Stock) (Sweden)	5,000	39,909
Merck & Co., Inc.	626,083	23,046,115
Miraca Holdings, Inc. (Japan)	28,500	1,008,834
Novartis AG (Switzerland)	71,300	4,088,694
Novo Nordisk A/S (Class B Stock) (Denmark)	38,327	3,803,395
Pfizer, Inc.	673,300	11,560,561
Sanofi-Aventis SA (France)	58,000	3,864,479

		62,865,720

Pipelines — 0.3%
Spectra Energy Corp.	368,600	8,311,930

Real Estate — 0.5%
BR Malls Participacoes SA (Brazil)	164,600	1,359,020
Brookfield Asset Management, Inc. (Class A Stock) (Canada)	145,925	4,139,892
CapitaMalls Asia Ltd. (Singapore)	861,000	1,414,159
China Vanke Co. Ltd. (Class B Stock) (China)	808,780	1,022,591
PDG Realty SA Empreendimentos e Participacoes (Brazil)	134,000	1,593,428
St. Joe Co. (The)*(a)	160,100	3,981,687

		13,510,777

Retail — 1.1%
Home Retail Group PLC (United Kingdom)	450,200	1,456,867
Kingfisher PLC (United Kingdom)	270,019	993,409
Lowe’s Cos., Inc.	122,700	2,734,983
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	63,500	1,142,513
Nitori Co. Ltd. (Japan)	18,250	1,525,934
Tim Hortons, Inc. (Canada)	46,208	1,683,231
TJX Cos., Inc. (The)	212,969	9,504,807
Truworths International Ltd. (South Africa)	177,600	1,783,580
Tsuruha Holdings, Inc. (Japan)	25,500	1,073,700
Yum! Brands, Inc.	201,233	9,268,792

		31,167,816

Retail & Merchandising — 2.0%
Aoyama Trading Co. Ltd. (Japan)	39,600	639,444
Circle K Sunkus Co. Ltd. (Japan)	38,400	513,349
Compagnie Financiere Richemont SA (Class A Stock) (Switzerland)	83,518	4,021,001
Greene King PLC (United Kingdom)	47,500	306,528
Industria de Diseno Textil SA (Spain)	61,804	4,909,506

Next PLC (United Kingdom)	85,593	2,979,580
NIKE, Inc. (Class B Stock)(a)	227,376	18,221,913
Nordstrom, Inc.	196,795	7,320,774
Plenus Co. Ltd. (Japan)	29,700	450,765
Rallye SA (France)	26,900	995,631
Shimachu Co. Ltd. (Japan)	39,900	767,602
Tiffany & Co.(a)	149,023	7,002,591
Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	844,800	2,125,131
Wal-Mart Stores, Inc.	125,200	6,700,704

		56,954,519

Semiconductors — 0.3%
Analog Devices, Inc.(a)	130,600	4,098,228
Broadcom Corp. (Class A Stock)	134,712	4,767,458
STMicroelectronics NV (Netherlands)	42,100	322,318

		9,188,004

Software — 0.7%
CA, Inc.	73,200	1,545,984
Konami Corp. (Japan)	9,100	160,678
Oracle Corp.	346,048	9,291,389
salesforce.com, Inc.*(a)	75,266	8,414,739

		19,412,790

Specialty Retail — 0.3%
Home Depot, Inc. (The)	298,900	9,469,152

Steel Producers/Products
Voestalpine AG (Austria)	26,100	961,395

Telecommunications — 2.1%
America Movil SAB de CV (Class L Stock), ADR (Mexico)	67,556	3,602,762
American Tower Corp. (Class A Stock)*	207,352	10,628,864
BT Group PLC (United Kingdom)	1,269,000	2,790,851
Cisco Systems, Inc.*	585,262	12,817,238
Crown Castle International Corp.*	90,207	3,982,639
France Telecom SA (France)	33,200	717,371
KDDI Corp. (Japan)	180	861,404
M1 Ltd. (Singapore)	153,900	256,285
MTN Group Ltd. (South Africa)	70,174	1,268,523
Nippon Telegraph & Telephone Corp. (Japan)	64,500	2,816,273
Nokia Oyj (Finland)	85,600	860,038
NTT DoCoMo, Inc. (Japan)	1,300	2,164,590
Qwest Communications International, Inc.(a)	234,100	1,467,807
Softbank Corp. (Japan)	116,000	3,794,873
Swisscom AG (Switzerland)	1,690	681,572
Telecom Italia SpA (Italy)	1,515,500	2,117,659
Telefonica SA (Spain)	75,700	1,874,595
Telstra Corp. Ltd. (Australia)	538,900	1,364,686
Vodafone Group PLC (United Kingdom)	2,418,551	5,968,682

		60,036,712

Tobacco — 0.2%
Philip Morris International, Inc.	81,900	4,588,038

Transportation — 1.4%
Canadian National Railway (Canada)	14,900	952,882
FedEx Corp.	74,675	6,384,712
Go-Ahead Group PLC (United Kingdom)	29,900	527,000
Sankyu, Inc. (Japan)	234,000	916,603
Seino Holding Co. Ltd. (Japan)	198,000	1,197,772
Union Pacific Corp.	365,835	29,925,303

		39,904,272

Utilities — 0.4%
Drax Group PLC (United Kingdom)	198,400	1,194,614
E.ON AG (Germany)	86,700	2,556,535
Illinois Tool Works, Inc.	177,900	8,364,858

		12,116,007

Wireless Telecommunication Services — 0.2%
Sprint Nextel Corp.*	1,086,300	5,029,569

TOTAL COMMON STOCKS (cost $1,586,376,044)		1,707,534,865

PREFERRED STOCKS — 0.1%
Diversified Financial Services
SLM Corp., 1.961%, CVT	1,800	32,274

Financial — Bank & Trust — 0.1%
Wells Fargo & Co., 8.00%(a)	67,450	1,843,408

TOTAL PREFERRED STOCKS (cost $1,648,621)		1,875,682

Units
RIGHTS(l) *
Auto/Trucks Parts & Equipment
Cie Generale des Etablissements Michelin, expiring 10/13/10 (France) (cost $0)	50,627	141,348

				Principal
Interest	Maturity	Moody’s		Amount
Rate	Date	Ratings†		(000)#
ASSET-BACKED SECURITIES — 0.5%

ACE Securities Corp.,
Series 2007-ASP2, Class A2A
0.346%(c)	06/25/37	B2		$ 94	84,067
Aquilae CLO PLC,
Series 2006-1X, Class A (Ireland)(g)
1.341%(c)	01/17/23	Aa1	EUR	379	452,009
ARES CLO Funds,
Series 2006-6RA, Class A1B, 144A (Cayman Islands)
0.52%(c)	03/12/18	Aaa		495	474,783
Asset Backed Funding Certificates,
Series 2004-OPT5, Class A1
0.606%(c)	06/25/34	Aaa		129	100,251
Asset Backed Securities Corp. Home Equity,
Series 2004-HE6, Class A1
0.531%(c)	09/25/34	Aaa		17	14,552

Bank of America Auto Trust,
Series 2009-1A, Class A2, 144A
1.70%	12/15/11	Aaa		119	119,078
Bear Stearns Asset Backed Securities Trust,
Series 2006-AQ1, Class 2A1
0.336%(c)	10/25/36	B3		31	29,064
Series 2006-HE9, Class 1A1
0.306%(c)	11/25/36	Baa2		36	34,122
Series 2006-SD3, Class 1A1A
5.50%	08/25/36	BB(d)		276	156,425
Series 2007-AQ1, Class A1
0.366%(c)	11/25/36	Caa2		189	125,864
Bear Stearns Second Lien Trust,
Series 2007-SV1A, Class A1, 144A
0.476%(c)	12/25/36	B3		1,021	833,401
Bumper,
Series 2009-3, Class A (United Kingdom)
2.379%(c)	06/20/22	NR	EUR	366	499,525
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3, Class A2
0.356%(c)	10/25/36	Aa3		28	27,722
Countrywide Asset-Backed Certificates,
Series 2006-15, Class A1
0.366%(c)	10/25/46	Aaa		9	8,614
Series 2006-21, Class 2A1
0.306%(c)	05/25/37	Aa2		9	9,102
Series 2006-24, Class 2A1
0.306%(c)	06/25/47	Baa3		65	63,302
Series 2006-25, Class 2A1
0.326%(c)	06/25/47	A2		47	46,142
Series 2007-2, Class 2A1
0.306%(c)	08/25/37	Baa3		84	80,933
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A1
0.316%(c)	11/25/36	Caa1		57	48,958
Series 2007-CB6, Class A1, 144A
0.376%(c)	07/25/37	Caa1		151	133,356
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2006-FF15, Class A3
0.306%(c)	11/25/36	Aaa		36	35,589
First NLC Trust,
Series 2007-1, Class A1, 144A
0.326%(c)	08/25/37	Caa2		208	143,191
Ford Credit Auto Owner Trust,
Series 2009-A, Class A3B
2.756%(c)	05/15/13	Aaa		434	440,381
Series 2009-C, Class A2
2.00%	12/15/11	Aaa		207	207,239
Fremont Home Loan Trust,
Series 2006-E, Class 2A1
0.316%(c)	01/25/37	Caa2		76	68,513
Gulf Stream Compass CLO Ltd.,
Series 2004-1A, Class A, 144A(g)
0.649%(c)	07/15/16	Aa2		236	226,607
HFC Home Equity Loan Asset Backed Certificates,
Series 2007-1, Class A1F
5.91%	03/20/36	Aaa		119	120,258
Honda Auto Receivables Owner Trust,
Series 2009-3, Class A2
1.50%	08/15/11	Aaa		88	88,542
HSI Asset Securitization Corp. Trust,
Series 2007-OPT1, Class 2A1
0.306%(c)	12/25/36	Ba1		101	95,434
Series 2007-WF1, Class 2A1
0.316%(c)	05/25/37	Ba1		85	82,643
JPMorgan Mortgage Acquisition Corp.,
Series 2006-WMC3, Class A3
0.366%(c)	08/25/36	Caa3		174	75,955
Series 2007-HE1, Class AV1
0.316%(c)	03/25/47	Caa3		329	243,767
LCM LP,
Series 5A, Class A1, 144A(g)
0.522%(c)	03/21/19	Aaa		600	554,582
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.536%(c)	10/25/34	Aaa		12	10,517
Magnolia Funding Ltd.,
Series 2010-1A, Class A1, 144A (United Kingdom)
3.00%	04/20/17	AAA(d)	EUR	3,000	4,081,396
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-MLN1, Class A2A
0.326%(c)	07/25/37	A3		7	6,926
Series 2006-RM4, Class A2A
0.336%(c)	09/25/37	C		5	1,445
Series 2006-RM5, Class A2A
0.316%(c)	10/25/37	C		54	13,573
Morgan Stanley ABS Capital I,
Series 2006-NC5, Class A2A
0.296%(c)	10/25/36	A1		12	12,037
Series 2006-WMC2, Class A2FP
0.306%(c)	07/25/36	Ca		104	39,082
Series 2007-HE6, Class A1
0.316%(c)	05/25/37	Caa3		131	108,323
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV1
0.316%(c)	06/25/37	Aa2		110	107,837
Navigator CDO Ltd.,
Series 2003-1A, Class A2, 144A (Cayman Islands)
1.226%(c)	11/15/15	Aaa		443	431,376

Nelnet Student Loan Trust,
Series 2008-4, Class A2
1.198%(c)	07/25/18	Aaa		200	201,787
Premium Loan Trust Ltd.,
Series 2004-1A, Class A, 144A(g)
0.878%(c)	10/25/14	Aa3		150	144,130
Residential Asset Mortgage Products, Inc.,
Series 2007-RS1, Class A1
0.336%(c)	02/25/37	Aaa		89	88,515
Residential Asset Securities Corp.,
Series 2002-KS4, Class AIIB
0.756%(c)	07/25/32	Caa1		23	12,179
SBI Heloc Trust,
Series 2006-1A, Class 1A2A, 144A
0.426%(c)	08/25/36	Aaa		4	4,191
Securitized Asset Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
0.386%(c)	05/25/37	B3		693	527,203
Series 2007-HE1, Class A2A
0.316%(c)	12/25/36	Ca		44	15,167
SLM Student Loan Trust,
Series 2004-5X, Class A5
0.964%(c)	10/25/23	Aaa	EUR	400	512,157
Series 2006-9, Class A2
0.498%(c)	04/25/17	Aaa		18	17,624
Series 2007-3, Class A3
0.538%(c)	04/25/19	Aaa		600	578,308
Series 2010-C, Class A1, 144A(g)
1.906%(c)	12/15/17	Aaa		271	271,454
Soundview Home Equity Loan Trust,
Series 2006-NLC1, Class A1, 144A
0.316%(c)	11/25/36	Caa3		71	33,401
Structured Asset Investment Loan Trust,
Series 2006-4, Class A3
0.306%(c)	07/25/36	Aa1		10	10,181
Structured Asset Securities Corp.,
Series 2006-BC3, Class A2
0.306%(c)	10/25/36	Aaa		27	26,827
Symphony CLO Ltd.,
Series 2007-3A, Class A1A, 144A (Cayman Islands)(g)
0.616%(c)	05/15/19	Aa1		500	469,925
Washington Mutual Asset-Backed Certificates,
Series 2006-HE5, Class 2A1
0.316%(c)	10/25/36	Caa2		339	241,097
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
0.486%(c)	10/25/35	Aaa		7	6,698
Wood Street CLO BV,
Series II-A, Class A1, 144A (Netherlands)(g)
1.388%(c)	03/29/21	Aa1	EUR	248	304,480

TOTAL ASSET-BACKED SECURITIES (cost $14,113,862)					14,001,807

BANK LOANS(c)(g) — 0.2%

CIT Group, Inc.
6.25%	08/11/15	B1		1,000	1,006,094
Ford Motor Co., Sec’d. Notes
3.01%	12/15/13	Ba		1,300	1,273,797
TXU Corp., Term B3
3.76%	10/10/14	B+(d)		2,806	2,169,596
3.79%	10/10/14	B+(d)		15	11,242

TOTAL BANK LOANS (cost $4,970,923)					4,460,729

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%

Banc of America Large Loan, Inc.,
Series 2007-BMB1, Class A1, 144A
0.766%(c)	08/15/29	Aaa		405	372,316
Bear Stearns Commercial Mortgage Securities,
Series 2003-GMZ1, Class A2, 144A
2.41%(t)	05/18/11	AAA(d)		500	491,521
Citigroup / Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	Aaa		100	108,838
Series 2007-CD5, Class A4
5.886%(c)	11/15/44	Aaa		100	108,089
Credit Suisse Mortgage Capital Certificates,
Series 2006-C5, Class A3
5.311%	12/15/39	Aaa		1,700	1,768,432
Credit Suisse Mortgage Capital,
Series 2006-C4, Class A3
5.467%	07/15/17	Aaa		1,000	1,092,974
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1, 144A
0.347%(c)	03/06/20	Aaa		151	146,855
Series 2007-EOP, Class A2, 144A
0.387%(c)	03/06/20	Aaa		250	238,752
Series 2010-C1, Class A2, 144A
4.592%	08/10/43	Aaa		700	751,029
Hilton Hotel Pool Trust,
Series 2000-HLTA, Class B, 144A
0.758%(c)	10/03/15	Aaa		1,000	999,978
JLOC Ltd.,
Series 37A, Class A1, 144A (Japan)
0.421%(c)	01/15/15	Aa2	JPY	29,862	270,074
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3
5.336%	05/15/47	Aa3		110	114,401
Merrill Lynch / Countrywide Commercial Mortgage Trust,
Series 2006-4, Class A3
5.172%(c)	12/12/49	Aaa		900	932,265

Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1, 144A
0.795%(c)	07/09/21	Aaa		600	557,918
Morgan Stanley Capital I,
Series 2007-IQ15, Class A4
5.88%(c)	06/11/49	BBB+(d)		40	42,783
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A(g)
6.216%(c)	12/16/49	Aaa		200	220,547
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class A4
5.418%(c)	01/15/45	Aaa		100	107,952
Series 2006-WL7A, Class A1, 144A
0.346%(c)	09/15/21	Aaa		511	474,612

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,197,130)					8,799,336

CONVERTIBLE BONDS — 0.1%

Biotechnology

Amgen, Inc.,
Sr. Unsec’d. Notes
0.125%	02/01/11	A3		1,200	1,195,500

Healthcare — Products — 0.1%

Medtronic, Inc.,
Sr. Unsec’d. Notes
1.50%	04/15/11	A1		1,500	1,501,875

TOTAL CONVERTIBLE BONDS (cost $2,696,285)					2,697,375

CORPORATE BONDS — 11.1%

Aerospace
Goodrich Corp.,
Sr. Unsec’d. Notes
6.29%	07/01/16	Baa2		100	119,398

Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
9.25%	08/06/19	Baa1		1,900	2,546,876
9.70%	11/10/18	Baa1		2,400	3,248,645

					5,795,521

Airlines
Delta Air Lines, Inc.,
Pass-Through Certificates
6.20%	07/02/18	Baa2		1,000	1,040,000
Southwest Airlines Co.,
Sr. Unsec’d. Notes
6.50%	03/01/12	Baa3		100	105,951

					1,145,951

Apparel
Jones Apparel Group, Inc.,
Sr. Unsec’d. Notes
5.125%	11/15/14	Ba3		1,200	1,218,000

Automobile Manufacturers — 0.1%
Daimler Finance North America LLC,
Gtd. Notes
5.875%	03/15/11	A3		200	204,572
Gtd. Notes, MTN
5.75%	09/08/11	A3		1,600	1,670,648
PACCAR, Inc.,
Sr. Unsec’d. Notes
1.466%(c)	09/14/12	A1		600	611,878

					2,487,098

Automotive Parts — 0.2%
Autozone, Inc.,
Sr. Unsec’d. Notes
5.875%	10/15/12	Baa2		1,100	1,195,852
6.95%	06/15/16	Baa2		2,400	2,871,761

					4,067,613

Banks — 3.9%
Abbey National Treasury Services PLC,
Bank Gtd. Notes, 144A (United Kingdom)
3.875%	11/10/14	Aa3		2,300	2,354,052
ABN Amro Bank NV, (Netherlands)
Cov’d. Notes, MTN
3.75%	01/12/12	Aaa	EUR	700	979,945
FDIC Notes, MTN
3.25%	01/18/13	Aaa	EUR	400	562,419
Ally Financial, Inc.,
Gtd. Notes
7.25%	03/02/11	B3		500	508,750
Sr. Unsec’d. Notes
7.25%	03/02/11	B3		700	711,187
Australia & New Zealand Banking Group Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (Australia)
0.571%(c)	06/18/12	Aaa		1,000	1,001,697
Bank of America Corp.,
Sr. Sub. Notes, MTN
4.75%(c)	05/23/17	Aa2	EUR	600	795,669
Sr. Unsec’d. Notes
0.549%(c)	10/14/16	A2		500	446,052
4.50%	04/01/15	A2		2,300	2,413,266
Unsec’d. Notes
6.50%	08/01/16	A2		300	337,320
Bank of Montreal,
Cov’d. Notes, 144A (Canada)
2.85%	06/09/15	Aaa		2,000	2,105,096
Bank of Queensland Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
5.417%(c)	10/22/12	Aaa	AUD	700	679,650
5.50%	10/22/12	Aaa	AUD	500	483,340
Bank of Scotland PLC, (United Kingdom)
Cov’d. Notes
4.50%	10/23/13	Aaa	EUR	100	143,169
Gov’t. Liquid Gtd. Notes
4.75%	01/13/11	Aaa	AUD	2,500	2,420,521
5.52%(c)	07/24/12	Aaa	AUD	900	873,053
Bank of Tokyo-Mitsubishi UFJ Ltd.,
Sr. Unsec’d. Notes, 144A (Japan)
2.60%	01/22/13	Aa2		2,700	2,783,009
Barclays Bank PLC, (United Kingdom)
Jr. Sub. Notes, 144A
5.926%(c)	09/29/49	Baa2		2,700	2,524,500
Sub. Notes, 144A
10.179%	06/12/21	Baa1		2,800	3,733,996

BNP Paribas Home Loan Covered Bonds SA,
Cov’d. Notes, MTN (France)
3.00%	07/23/13	Aaa	EUR	1,200	1,684,525
3.75%	12/13/11	Aaa	EUR	700	980,103
4.125%	01/24/11	Aaa	EUR	600	825,111
4.75%	05/28/13	Aaa	EUR	400	587,207
Canadian Imperial Bank of Commerce,
Cov’d. Notes, 144A (Canada)
2.00%	02/04/13	Aaa		5,400	5,537,419
Commonwealth Bank of Australia, (Australia)
Gov’t. Liquid Gtd. Notes
5.75%	12/17/13	Aaa	AUD	1,100	1,067,190
Gov’t. Liquid Gtd. Notes, 144A
0.572%(c)	09/17/14	Aaa		100	99,651
0.673%(c)	12/10/12	Aaa		700	702,776
0.709%(c)	07/12/13	Aaa		2,100	2,104,122
0.789%(c)	06/25/14	Aaa		500	502,380
2.50%	12/10/12	Aaa		900	932,675
Compagnie de Financement Foncier, (France)
Cov’d. Notes, 144A
2.125%	04/22/13	Aaa		1,500	1,527,190
Cov’d. Notes, MTN
2.00%	02/17/12	Aaa	EUR	200	274,430
3.875%	02/11/11	Aaa	EUR	2,500	3,440,259
4.00%	07/21/11	Aaa	EUR	100	139,190
4.50%	01/09/13	Aaa	EUR	1,300	1,878,586
Dexia Credit Local,
Gov’t. Liquid Gtd. Notes, 144A (France)
0.539%(c)	01/12/12	Aa1		1,400	1,392,926
0.693%(c)	03/05/13	Aa1		400	398,526
0.961%(c)	04/29/14	Aa1		4,600	4,580,731
2.375%	09/23/11	Aa1		800	809,330
2.75%	01/10/14	Aa1		1,200	1,226,980
2.75%	04/29/14	Aa1		1,400	1,438,983
Dexia Municipal Agency,
Cov’d. Notes, MTN (France)
4.75%	06/06/11	Aaa	EUR	2,000	2,787,008
Fortis Bank Nederland NV,
Gov’t. Liquid Gtd. Notes, MTN (Netherlands)
3.375%	05/19/14	Aaa	EUR	1,800	2,581,349
ING Bank Australia Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
5.12%(c)	08/28/13	AAA(d)	AUD	1,100	1,059,826
5.48%(c)	06/24/14	Aaa	AUD	2,000	1,942,933
ING Bank NV, (Netherlands)
Gov’t. Liquid Gtd. Notes, 144A
3.90%	03/19/14	Aaa		900	982,013
Sr. Unsec’d. Notes, 144A (g)
1.089%(c)	03/30/12	Aa3		2,100	2,092,587
Kreditanstalt Fuer Wiederaufbau,
Gov’t. Gtd. Notes (Germany)
1.25%	06/17/13	Aaa	EUR	2,300	3,142,535
3.875%	01/21/19	Aaa	EUR	300	450,049
Lloyds TSB Bank PLC, (United Kingdom)
Bank Gtd. Notes, 144A, MTN
4.375%	01/12/15	Aa3		2,600	2,662,709
Jr. Sub. Notes, 144A
12.00%(c)	12/15/49	Ba1		3,600	4,120,728
Members Equity Bank Property Ltd.,
Gov’t. Liquid Gtd. Notes, MTN (Australia)
5.75%	08/20/12	AAA(d)	AUD	600	582,128
NIBC Bank NV, (Netherlands)
Gov’t. Liquid Gtd. Notes, 144A
2.80%	12/02/14	Aaa		6,800	7,093,420
Gov’t. Liquid Gtd. Notes, MTN
3.50%	04/07/14	Aaa	EUR	1,200	1,727,989
Rabobank Nederland NV,
Jr. Sub. Notes, 144A (Netherlands)
11.00%(c)	12/31/49	Aa2		150	195,000
Realkredit Danmark A/S,
Cov’d. Notes (Denmark)
2.00%	01/01/11	Aaa	DKK	3,200	586,259
Santander US Debt SA Unipersonal,
Bank Gtd. Notes, 144A (Spain)
1.089%(c)	03/30/12	Aa2		1,800	1,774,989
Societe Financement de l’Economie Francaise, (France)
Gov’t. Liquid Gtd. Notes
3.00%	04/07/14	Aaa	EUR	1,000	1,425,583
Gov’t. Liquid Gtd. Notes, 144A
2.125%	01/30/12	Aaa		300	306,066
2.25%	06/11/12	Aaa		1,200	1,229,962
3.375%	05/05/14	Aaa		600	639,392
Societe Generale Societe de Credit Fonciere,
Cov’d. Notes, MTN (France)
4.00%	07/07/16	Aaa	EUR	600	884,489
Stadshypotek AB, (Sweden)
Cov’d. Notes
2.75%	04/30/15	Aaa	EUR	500	697,008
Cov’d. Notes, 144A(g)
1.45%	09/30/13	Aaa		3,400	3,411,108
State Bank of India,
Sr. Unsec’d. Notes, 144A (India)
4.50%	07/27/15	Baa2		5,000	5,252,526
Swedbank Hypotek AB,
Cov’d. Notes, MTN (Sweden)
4.625%	05/23/11	Aaa	EUR	200	278,071
Westpac Securities NZ Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (New Zealand)
2.50%	05/25/12	Aaa		1,500	1,535,235
3.45%	07/28/14	Aaa		900	958,373
WM Covered Bond Program,
Cov’d. Notes, MTN
4.00%	09/27/16	AA(d)	EUR	1,600	2,254,597
4.375%	05/19/14	AA(d)	EUR	700	1,002,257

					111,643,170

Building Materials — 0.1%
Hanson Australia Funding Ltd.,
Gtd. Notes (Australia)
5.25%	03/15/13	B1		1,300	1,308,125
Masco Corp.,
Sr. Unsec’d. Notes
6.125%	10/03/16	Ba2		1,000	1,016,620

					2,324,745

Chemicals — 0.1%
Cytec Industries, Inc.,
Sr. Unsec’d. Notes
8.95%	07/01/17	Baa3		900	1,135,392

Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.668%(c)	08/08/11	Baa3		800	809,632

					1,945,024

Commercial Banks — 0.1%
HBOS Capital Funding LP,
Ltd. Gtd. Notes (United Kingdom)
9.54%(c)	03/31/49	B3	GBP	200	251,343
HBOS PLC,
Sub. Notes, 144A (United Kingdom)
6.75%	05/21/18	Baa3		1,000	1,004,795

					1,256,138

Computer Services & Software
Computer Sciences Corp.,
Sr. Unsec’d. Notes
5.50%	03/15/13	Baa1		1,000	1,087,487

Construction
D.R. Horton, Inc.,
Gtd. Notes
6.00%	04/15/11	Ba3		100	101,625

Containers & Packaging
Rexam PLC,
Sr. Unsec’d. Notes, 144A (United Kingdom)
6.75%	06/01/13	Baa3		500	542,318
Sealed Air Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	07/15/13	Baa3		100	106,738

					649,056

Diversified Financial Services — 0.9%
American Express Credit Corp.,
Sr. Unsec’d. Notes
0.436%(c)	12/02/10	A2		600	600,067
Sr. Unsec’d. Notes, MTN
0.376%(c)	02/24/12	A2		200	198,676
0.408%(c)	10/04/10	BBB+(d)		100	100,000
0.416%(c)	06/16/11	A2		300	299,519
5.875%	05/02/13	A2		300	330,179
AngloGold Ashanti Holdings PLC,
Gtd. Notes (United Kingdom)
5.375%	04/15/20	Baa3		2,700	2,856,287
BA Covered Bond Issuer,
Cov’d. Notes, MTN
4.125%	04/05/12	Aa1	EUR	1,200	1,671,500
Countrywide Financial Corp.,
Gtd. Notes, MTN
5.80%	06/07/12	A2		100	106,229
DanFin Funding Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (Ireland)
0.989%(c)	07/16/13	Aaa		700	699,090
El Paso Performance-Linked Trust,
Sr. Unsec’d. Notes, 144A
7.75%	07/15/11	Ba3		1,000	1,035,280
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
7.00%	10/01/13	Ba3		200	214,575
7.25%	10/25/11	Ba3		450	472,378
7.80%	06/01/12	Ba3		150	159,527
General Electric Capital Corp.,
Notes, MTN
5.625%	09/15/17	Aa2		2,000	2,234,212
Sub. Notes, 144A
6.50%(c)	09/15/67	Aa3	GBP	400	577,335
German Postal Pensions Securitisation PLC,
Gtd. Notes (Ireland)
2.75%	01/18/11	Aaa	EUR	800	1,096,382
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
6.50%	09/01/14	Ba3		1,000	1,072,500
6.75%	09/01/16	Ba3		900	963,000
7.125%	09/01/18	Ba3		3,400	3,663,500
Sr. Unsec’d. Notes, MTN
5.625%	09/20/13	B1		500	490,625
Macquarie Bank Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (Australia)
3.30%	07/17/14	Aaa		200	213,136
ORIX Corp.,
Sr. Unsec’d. Notes (Japan)
5.48%	11/22/11	A3		100	104,013
Petroleum Export Ltd.,
Sr. Sec’d. Notes (Cayman Islands)(g)
5.265%	06/15/11	Ba1		693	691,340
SLM Corp.,
Sr. Unsec’d. Notes
0.798%(c)	01/27/14	Ba1		200	172,758
5.45%	04/25/11	Ba1		1,800	1,817,874
TNK-BP Finance SA,
Gtd. Notes (Luxembourg)(g)
7.50%	07/18/16	Baa2		900	1,001,250
Volkswagen International Finance NV,
Gtd. Notes, 144A (Netherlands)
1.625%	08/12/13	A3		1,000	1,005,202
Williams Cos., Inc., Credit Linked Certificate Trust V (The),
Sr. Unsec’d. Notes, 144A
6.375%	10/01/10	Baa3		900	900,000

					24,746,434

Electric — 0.2%
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.25%	09/30/15	Ba1		1,000	1,008,628
Entergy Gulf States Louisiana LLC,
First Mortgage
3.95%	10/01/20	A3		1,700	1,704,594
Korea Electric Power Corp.,
Sr. Unsec’d. Notes, 144A (Korea)(g)
3.00%	10/05/15	A1		3,000	2,992,193

					5,705,415

Financial — Bank & Trust — 1.7%
Achmea Hypotheekbank NV,
Gov’t. Liquid Gtd. Notes, 144A (Netherlands)
3.20%	11/03/14	Aaa		400	425,213
Cie de Financement Foncier,
Cov’d. Notes, 144A (France)
1.625%	07/23/12	Aaa		2,100	2,108,579
Citigroup Property Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
5.50%	06/18/12	Aaa	AUD	500	483,661
5.50%	08/20/12	Aaa	AUD	900	870,445
Export-Import Bank of Korea, (South Korea)
Sr. Unsec’d. Notes
5.875%	01/14/15	A1		2,000	2,235,204

Sr. Unsec’d. Notes, 144A(g)
1.343%(c)	03/13/12	A1		4,500	4,496,814
Sr. Unsec’d. Notes, MTN
5.75%	05/22/13	Aa3	EUR	300	435,469
Investec Bank Australia Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
5.00%	02/27/14	Aaa	AUD	1,100	1,041,112
Morgan Stanley,
Sr. Unsec’d. Notes
0.769%(c)	10/15/15	A2		200	183,443
Sr. Unsec’d. Notes, MTN
0.539%(c)	01/09/12	A2		1,400	1,391,627
1.029%(c)	03/01/13	A2	EUR	100	129,518
6.625%	04/01/18	A2		1,800	1,995,579
National Australia Bank Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (Australia)
3.375%	07/08/14	Aaa		1,000	1,064,986
Royal Bank of Scotland Group PLC,
Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)
0.559%(c)	03/30/12	Aaa		7,500	7,494,967
Royal Bank of Scotland PLC (The), (United Kingdom)
Gov’t. Liquid Gtd. Notes, 144A
1.45%	10/20/11	Aaa		5,000	5,037,075
3.00%	12/09/11	Aaa		200	205,328
Gov’t. Liquid Gtd. Notes, MTN
3.75%	11/14/11	Aaa	EUR	800	1,120,533
4.125%	11/14/11	Aaa	GBP	1,800	2,922,753
Gtd. Notes
2.759%(c)	08/23/13	Aa3		4,100	4,182,808
Sub. Notes, MTN
1.029%(c)	09/29/15	Baa3		2,000	1,702,332
1.146%(c)	01/30/17	Bbb3	EUR	1,000	1,133,687
State Street Capital Trust III,
Ltd. Gtd. Notes
8.25%(c)	03/15/42	Baa1		1,000	1,025,540
State Street Capital Trust IV,
Ltd. Gtd. Notes
1.292%(c)	06/15/37	A1		300	216,362
Suncorp-Metway Ltd.,
Gov’t. Liquid Gtd. Notes, MTN (Australia)
4.00%	01/16/14	Aaa	GBP	700	1,177,020
TNK-BP Finance SA,
Gtd. Notes (Luxembourg)
6.625%	03/20/17	Baa2		1,400	1,482,250
Westpac Banking Corp., (Australia)
Gov’t. Liquid Gtd. Notes, 144A
0.573%(c)	09/10/14	Aaa		100	100,118
2.70%	12/09/14	Aaa		2,300	2,386,968
2.90%	09/10/14	Aaa		300	316,242
3.585%	08/14/14	Aaa		300	322,110
Gov’t. Liquid Gtd. Notes, MTN
4.00%	03/19/12	Aaa	AUD	600	570,025

					48,257,768

Financial Services — 1.3%
American Express Co.,
Sr. Unsec’d. Notes
7.25%	05/20/14	A3		100	117,255
American General Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.90%	12/15/17	B3		4,400	3,674,000
Bear Stearns Cos. LLC (The),
Sr. Unsec’d. Notes
7.25%	02/01/18	Aa3		100	121,813
Citigroup Finance Canada, Inc.,
Gtd. Notes, MTN (Canada)
5.50%	05/21/13	A3	CAD	400	406,473
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.50%	10/15/14	A3		600	651,041
6.00%	12/13/13	A3		1,000	1,096,384
6.125%	11/21/17	A3		1,000	1,092,349
Sr. Unsec’d. Notes, MTN
1.104%(c)	02/09/16	A3	EUR	700	858,428
7.375%	06/16/14	A3	EUR	2,200	3,384,393
Unsec’d. Notes
2.384%(c)	08/13/13	A3		3,300	3,323,213
Goldman Sachs Group, Inc. (The),
Sub. Notes
6.75%	10/01/37	A2		400	415,770
HSBC Finance Corp.,
Sr. Unsec’d. Notes
0.768%(c)	04/24/12	A3		1,000	991,808
Sr. Unsec’d. Notes, MTN
0.628%(c)	08/09/11	A3		100	99,882
HSBC Financial Corp. Ltd.,
Gtd. Notes, MTN (Canada)
1.254%(c)	05/03/12	A3	CAD	200	193,354
JPMorgan Chase & Co.,
FDIC Gtd. Notes
3.625%	12/12/11	Aaa	EUR	1,100	1,542,183
JPMorgan Chase Bank NA,
Sub. Notes
6.00%	10/01/17	Aa2		1,200	1,362,130
LBG Capital No.1 PLC, (United Kingdom)
Bank Gtd. Notes
7.375%	03/12/20	Ba3	EUR	100	126,725
Bank Gtd. Notes, 144A(g)
8.50%(c)	12/14/49	B+(d)		700	644,000
LeasePlan Corp. NV,
Gov’t. Liquid Gtd. Notes, MTN (Netherlands)
3.25%	05/22/14	Aaa	EUR	300	429,052
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(i)
2.85%	12/23/08	A1		700	151,375
2.90%	11/16/09	NR		400	86,500
2.951%	05/25/10	A1		200	43,250
5.625%	01/24/13	NR		4,800	1,104,000
6.875%	05/02/18	A1		1,100	258,500
Merrill Lynch & Co., Inc.,
Notes, MTN
0.523%(c)	06/05/12	A2		300	295,474
6.875%	04/25/18	A2		1,500	1,682,544
Sr. Unsec’d. Notes
5.45%	07/15/14	A2		200	216,017
Sr. Unsec’d. Notes, MTN
0.666%(c)	11/01/11	A2		400	398,562

1.628%(c)	09/27/12	A2	EUR	2,700	3,557,622
6.05%	08/15/12	A2		1,500	1,609,966
Pearson Dollar Finance Two PLC,
Gtd. Notes, 144A (United Kingdom)
6.25%	05/06/18	Baa1		1,000	1,155,343
UBS AG, (Switzerland)
Sr. Unsec’d. Notes
2.25%	08/12/13	Aa3		1,200	1,212,150
Sr. Unsec’d. Notes, MTN
1.439%(c)	02/23/12	Aa3		200	201,385
White Nights Finance BV For Gazprom,
Sec’d. Notes (Netherlands)
10.50%	03/25/14	Baa1		2,900	3,485,800

					35,988,741

Foods
Tate & Lyle International Finance PLC,
Gtd. Notes, 144A (United Kingdom)
6.125%	06/15/11	Baa3		100	103,043
WM Wrigley Jr. Co.,
Sec’d. Notes, 144A
1.664%(c)	06/28/11	Baa2		500	500,213

					603,256

Healthcare — Products
Boston Scientific Corp.,
Sr. Unsec’d. Notes
6.00%	06/15/11	Ba1		100	103,000

Healthcare Services
HCA, Inc., Sec’d. Notes
9.25%	11/15/16	B2		500	541,250

Holding Companies — Diversified — 0.1%
Noble Group Ltd., Sr. Unsec’d. Notes, 144A (Bermuda)
6.75%	01/29/20	Baa3		1,400	1,507,800

Insurance — 0.3%
American International Group, Inc.,
Jr. Sub. Debs.
8.175%(c)	05/15/58	Ba2		600	600,000
Jr. Sub. Notes
4.875%(c)	03/15/67	Aa3	EUR	100	97,473
Jr. Sub. Notes, 144A
8.00%(c)	05/22/38	Ba2	EUR	1,300	1,674,755
Sr. Unsec’d. Notes
0.399%(c)	10/18/11	A3		200	197,066
8.25%	08/15/18	A3		2,000	2,330,000
Liberty Mutual Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.75%	03/15/14	Baa2		1,000	1,051,217
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.75%	09/15/15	Baa2		1,000	1,106,103
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
1.417%(c)	09/17/12	Aa3		400	407,334

					7,463,948

Lodging
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes
6.75%	05/15/18	Ba1		600	645,000

Media — 0.2%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
Gtd. Notes
3.125%	02/15/16	Baa2		2,700	2,726,284
NBC Universal, Inc.,
Sr. Unsec’d. Notes, 144A
5.15%	04/30/20	Baa2		2,300	2,483,830
New York Times Co. (The),
Sr. Unsec’d. Notes
5.00%	03/15/15	B1		800	787,253

					5,997,367

Metals & Mining — 0.7%
Corp. Nacional del Cobre de Chile — CODELCO,
Unsec’d. Notes (Chile)
6.15%	10/24/36	Aa3		750	888,585
CSN Resources SA,
Gtd. Notes (Luxembourg)(g)
6.50%	07/21/20	Ba1		2,300	2,452,375
Gerdau Holdings, Inc.,
Gtd. Notes (Brazil)
7.00%	01/20/20	BBB-(d)		3,000	3,352,500
Gerdau Trade, Inc.,
Gtd. Notes, 144A (Virgin Islands)
5.75%	01/30/21			6,400	6,493,605
Gold Fields Orogen Holding BVI Ltd.,
Gtd. Notes, 144A (Virgin Islands)(g)
4.875%	10/07/20	Baa3		3,100	3,078,207
Rio Tinto Alcan, Inc.,
Sr. Unsec’d. Notes (Canada)
6.45%	03/15/11	Baa1		100	102,775
Vale Overseas Ltd.,
Gtd. Notes (Cayman Islands)
6.875%	11/10/39	Baa2		2,300	2,635,710
Xstrata Canada Corp.,
Gtd. Notes (Canada)
7.35%	06/05/12	Baa2		100	108,985

					19,112,742

Multimedia
Vivendi,
Sr. Unsec’d. Notes, 144A (France)
5.75%	04/04/13	Baa2		1,000	1,088,654

Oil & Gas — 0.1%
Petrobras International Finance Co.,
Gtd. Notes
6.875%	01/20/40	Baa1		2,300	2,632,907
Petroleos Mexicanos,
Gtd. Notes (Mexico)
5.50%	01/21/21	Baa1		100	106,500
Pride International, Inc.,
Sr. Unsec’d. Notes
6.875%	08/15/20	Ba1		1,000	1,088,750

					3,828,157

Oil, Gas and Consumable Fuels — 0.1%
BP Capital Markets PLC,
Gtd. Notes (United Kingdom)
0.423%(c)	04/11/11	A2		100	99,682
3.125%	10/01/15	A2		900	904,728

Ras Laffan Liquefied Natural Gas Co. Ltd. II,
Bonds (Qatar)(g)
5.298%	09/30/20	Aa3		1,394	1,506,790

					2,511,200

Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA,
Sr. Unsec’d. Notes, 144A (Chile)(g)
5.00%	01/21/21	Baa2		3,000	3,031,088
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
8.125%	05/15/11	Ba3		600	622,500

					3,653,588

Pharmaceuticals
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
6.00%	06/15/17	Baa3		1,000	1,143,694

Pipelines — 0.3%
Dynegy Roseton / Danskammer Pass-Through Trust, Series A,
Pass-Through Certificates
7.27%	11/08/10	B3		23	22,676
El Paso Corp.,
Sr. Unsec’d. Notes
7.00%	05/15/11	Ba3		400	410,305
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
9.00%	02/01/19	Baa2		1,800	2,343,778
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
6.514%	12/15/12	Ba1		400	425,375
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/20	Ba1		2,500	2,513,665
Spectra Energy Capital LLC,
Gtd. Notes
6.20%	04/15/18	Baa2		2,400	2,806,755

					8,522,554

Real Estate Investment Trusts
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
5.875%	05/15/15	Baa2		300	329,386
Nationwide Health Properties, Inc.,
Sr. Unsec’d. Notes
6.50%	07/15/11	Baa2		200	207,709
Simon Property Group LP,
Sr. Unsec’d. Notes
5.75%	12/01/15	A3		100	113,873

					650,968

Retail — 0.1%
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
7.95%	04/01/17	Ba1		270	303,075
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.75%	07/15/14	Ba1		1,400	1,484,000
New Albertsons, Inc.,
Unsec’d. Notes
7.50%	02/15/11	Ba3		1,100	1,120,625

					2,907,700

Retail & Merchandising
Limited Brands, Inc.,
Sr. Unsec’d. Notes
6.90%	07/15/17	Ba3		500	530,000

Savings & Loan
Nationwide Building Society,
Cov’d. Notes, MTN (United Kingdom)
4.625%	09/13/12	Aaa	EUR	500	709,100

Telecommunications — 0.2%
American Tower Corp.,
Sr. Unsec’d. Notes
7.00%	10/15/17	Baa3		2,200	2,560,250
British Telecommunications PLC,
Sr. Unsec’d. Notes (United Kingdom)
9.375%	12/15/10	Baa2		1,500	1,522,800
Embarq Corp.,
Sr. Unsec’d. Notes
6.738%	06/01/13	Baa3		100	109,500
Motorola, Inc.,
Sr. Unsec’d. Notes
6.00%	11/15/17	Baa3		100	111,632

					4,304,182

Tobacco
Reynolds American, Inc.,
Gtd. Notes
0.992%(c)	06/15/11	Baa3		500	500,559
UST, Inc.,
Sr. Unsec’d. Notes
6.625%	07/15/12	BBB(d)		200	217,131

					717,690

Transportation
CSX Corp.,
Sr. Unsec’d. Notes
6.30%	03/15/12	Baa3		100	107,208

Wireless Telecommunication Services — 0.1%
Sprint Capital Corp.,
Gtd. Notes
7.625%	01/30/11	Ba3		1,300	1,321,125

TOTAL CORPORATE BONDS (cost $311,759,073)					316,509,367

FOREIGN GOVERNMENT BONDS — 4.6%

Australia Government Bond,
Sr. Unsec’d. Notes (Australia)
3.00%	09/20/25	Aaa	AUD	1,800	1,915,644
4.00%	08/20/15	Aaa	AUD	400	651,925
4.00%	08/20/20	Aaa	AUD	300	479,882
4.75%	06/15/16	Aaa	AUD	5,200	4,986,091
6.00%	02/15/17	Aaa		3,200	3,273,643
Banco Nacional de Desenvolvimento Economico e Social,
Sr. Unsec’d. Notes, 144A (Brazil)
6.50%	06/10/19	Baa3		2,400	2,747,232
Brazilian Government International Bond,
Sr. Unsec’d. Notes (Brazil)
4.875%	01/22/21	Baa3		6,000	6,585,000
5.875%	01/15/19	Baa3		2,800	3,283,000
Bundesobligation,
Bonds (Germany)
2.50%	10/08/10	Aaa	EUR	3,500	4,771,287
Bundesrepublik Deutschland,
Bonds (Germany)
3.00%	07/04/20	Aaa	EUR	2,000	2,899,447
3.50%	07/04/19	Aaa	EUR	2,200	3,310,887
3.75%	01/04/19	Aaa	EUR	2,100	3,211,465
4.00%	01/04/18	Aaa	EUR	3,900	6,036,456
4.25%	07/04/17	Aaa	EUR	500	783,454

4.25%	07/04/18	Aaa	EUR	2,700	4,253,879
4.75%	07/04/34	Aaa	EUR	1,500	2,680,283
5.50%	01/04/31	Aaa	EUR	2,300	4,369,981
6.25%	01/04/30	Aaa	EUR	100	204,649
6.50%	07/04/27	Aaa	EUR	700	1,426,252
Bundesschatzanweisungen,
Bonds (Germany)
2.25%	12/10/10	Aaa	EUR	1,300	1,777,545
Canada Housing Trust,
Gov’t. Gtd. Notes (Canada)
2.45%	12/15/15	Aaa	CAD	2,000	1,975,501
Canadian Government Bond, (Canada)
Bonds
2.00%	12/01/14	Aaa	CAD	400	391,614
2.50%	09/01/13	Aaa	CAD	9,700	9,677,657
3.50%	06/01/20	Aaa	CAD	3,400	3,511,890
Notes
4.25%	06/01/18	Aaa	CAD	1,630	1,777,506
Colombia Government International Bond,
Sr. Unsec’d. Notes (Colombia)
7.375%	03/18/19	Ba1		1,000	1,265,000
France Government Bond,
Bonds (France)
3.50%	04/25/15	Aaa	EUR	2,400	3,531,259
3.75%	10/25/19	Aaa	EUR	700	1,043,501
4.00%	04/25/18	Aaa	EUR	1,700	2,583,396
4.25%	10/25/23	Aaa	EUR	1,400	2,179,949
Indonesia Government International Bond,
Sr. Unsec’d. Notes (Indonesia)
6.625%	02/17/37	Ba3		1,000	1,214,221
6.875%	01/17/18	Ba2		1,800	2,173,500
Kommunalbanken AS,
Sr. Unsec’d. Notes, MTN (Norway)
2.00%	01/14/13	Aaa		1,300	1,333,540
Netherlands Government Bond,
Bonds (Netherlands)
4.00%	01/15/11	Aaa	EUR	1,300	1,788,745
4.00%	07/15/16	Aaa	EUR	1,100	1,673,528
4.00%	07/15/19	Aaa	EUR	700	1,074,983
4.50%	07/15/17	Aaa	EUR	300	470,551
5.00%	07/15/11	Aaa	EUR	700	985,481
New South Wales Treasury Corp.,
Gov’t. Gtd. Notes (Australia)
2.75%	11/20/25	Aaa	AUD	100	99,823
Philippine Government International Bond,
Sr. Unsec’d. Notes (Philippines)
8.375%	06/17/19	Ba3		1,000	1,333,800
Province of Ontario Canada, (Canada)
Bonds
4.70%	06/02/37	Aa1	CAD	400	416,041
Debs.
6.20%	06/02/31	Aa1	CAD	1,200	1,483,246
Notes
4.65%	06/02/41	Aa1	CAD	100	105,001
Sr. Unsec’d. Notes
4.00%	10/07/19	Aa1		600	649,248
4.10%	06/16/14	Aa1		900	989,181
Unsec’d. Notes, MTN
5.60%	06/02/35	Aa1	CAD	800	935,827
Province of Quebec Canada, (Canada)
Bonds
5.00%	12/01/38	Aa2	CAD	500	540,223
Debs.
5.75%	12/01/36	Aa2	CAD	400	473,469
Notes, MTN
7.295%	07/22/26	Aa2		2,400	3,383,232
Republic of Brazil,
Sr. Unsec’d. Notes (Brazil)
12.50%	01/05/22	Ba2	BRL	1,500	1,088,209
United Kingdom Gilt,
Bonds (United Kingdom)
2.75%	01/22/15	Aaa	GBP	10,300	16,948,450
4.25%	06/07/32	Aaa	GBP	1,000	1,674,495
4.25%	09/07/39	AAA(d)	GBP	500	832,024
4.50%	12/07/42	AAA(d)	GBP	800	1,389,802
4.75%	12/07/38	Aaa	GBP	900	1,622,412

TOTAL FOREIGN GOVERNMENT BONDS (cost $123,303,518)					132,264,307

MUNICIPAL BONDS — 0.7%

California — 0.2%
Golden State Tobacco Securitization Corp.,
Revenue Bonds
5.125%	06/01/47	Baa3		900	612,252
San Diego County Regional Airport Authority,
Revenue Bonds
6.628%	07/01/40	A2		1,600	1,626,656
San Francisco City & County Public Utilities Commission,
Revenue Bonds
6.00%	11/01/40	Aa2		800	843,960
State of California,
General Obligation Unlimited
5.00%	06/01/37	A1		600	604,356
5.00%	11/01/37	A1		1,150	1,158,821
5.00%	04/01/38	A1		1,200	1,209,684
University of California Regents Medical Center, Series F,
Revenue Bonds
6.583%	05/15/49	Aa2		600	655,770

					6,711,499

Illinois — 0.2%
Chicago Transit Authority, Series A,
Revenue Bonds
6.899%	12/01/40	Aa3		600	654,222
Illinois Finance Authority,
Revenue Bonds
5.75%	07/01/33	Aa1		700	806,603
State of Illinois,
General Obligation Unlimited
1.823%	01/01/11	A1		1,200	1,201,908
2.766%	01/01/12	A1		4,100	4,133,661

					6,796,394

Massachusetts
Massachusetts Health & Educational Facilities Authority,
Revenue Bonds
6.00%	07/01/36	Aaa		500	595,270

New Jersey
New Jersey State Turnpike Authority,
Revenue Bonds
7.414%	01/01/40	A3		200	249,504
Tobacco Settlement Financing Corp.,
Revenue Bonds
5.00%	06/01/41	Baa3		100	68,988

					318,492

New York — 0.1%
New York City Municipal Water Finance Authority,
Revenue Bonds
5.75%	06/15/40	Aa2		500	573,105

Port Authority of New York & New Jersey,
Revenue Bonds
5.75%	11/01/30	Aa2		1,200	1,332,684

					1,905,789

Ohio — 0.1%
American Municipal Power-Ohio, Inc.,
Revenue Bonds
5.939%	02/15/47	A1		700	716,898
Buckeye Tobacco Settlement Financing Authority,
Revenue Bonds
5.875%	06/01/30	Baa3		400	322,124
5.875%	06/01/47	Baa3		300	219,366

					1,258,388

Puerto Rico
Puerto Rico Sales Tax Financing Corp.,
Revenue Bonds
6.601%(t)	08/01/54	Aa2		100	6,667

Tennessee
Tennessee State School Bond Authority,
General Obligation Unlimited
4.848%	09/15/27	Aa2		900	908,217

Texas — 0.1%
State of Texas,
General Obligation Unlimited
4.631%	04/01/33	Aaa		700	706,573
4.681%	04/01/40	Aaa		700	703,626

					1,410,199

West Virginia
Tobacco Settlement Finance Authority of West Virginia,
Revenue Bonds
7.467%	06/01/47	Baa3		95	73,566

TOTAL MUNICIPAL BONDS (cost $19,317,853)					19,984,481

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.0%

Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.891%(c)	09/25/35	Caa2		386	288,359
American General Mortgage Loan Trust,
Series 2010-1A, Class A1, 144A
5.15%(c)	03/25/40	Aaa		4,226	4,341,167
American Home Mortgage Investment Trust,
Series 2005-2, Class 4A1
1.963%(c)	09/25/45	Ba3		327	288,429
Araan Residential Mortgages PLC,
Series 2010-1A, Class A1B(g)
2.203%	05/16/47	NR	EUR	1,400	1,905,987
Arkle Master Issuer PLC, (United Kingdom)
Series 2006-1A, Class 4A2, 144A
0.459%(c)	02/17/52	Aaa		1,800	1,778,316
Series 2010-1A, Class 2A, 144A
1.519%(c)	05/17/60	Aaa		600	597,873
Banc of America Funding Corp.,
Series 2006-8T2, Class A10
5.753%	10/25/36	Caa1		82	57,304
Series 2006-J, Class 4A1
5.939%(c)	01/20/47	CCC(d)		66	48,768
Banc of America Large Loan, Inc.,
Series 2009-UB1, Class A4A, 144A(g)
5.699%(c)	06/24/50	NR		250	275,573
Banc of America Mortgage Securities, Inc.,
Series 2005-D, Class 2A7
2.944%(c)	05/25/35	Caa2		1,000	803,142
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
2.714%(c)	08/25/33	Aaa		26	24,833
Series 2003-7, Class 6A
3.569%(c)	10/25/33	Aaa		19	19,525
Series 2003-9, Class 2A1
3.35%(c)	02/25/34	Aa3		255	217,348
Series 2004-2, Class 22A
3.013%(c)	05/25/34	Aaa		55	51,631
Series 2004-10, Class 13A1
4.963%(c)	01/25/35	A1		279	242,540
Series 2004-10, Class 21A1
3.458%(c)	01/25/35	A1		444	429,026
Series 2004-10, Class 22A1
5.007%(c)	01/25/35	A1		212	212,615
Series 2005-1, Class 2A1
3.118%(c)	03/25/35	Caa2		105	86,197
Series 2005-2, Class A1
2.76%(c)	03/25/35	Ba2		402	382,706
Series 2005-2, Class A2
2.934%(c)	03/25/35	A1		124	119,236
Series 2005-4, Class 3A1
5.329%(c)	08/25/35	Caa2		1,496	1,335,127
Series 2005-5, Class A1
2.30%(c)	08/25/35	A1		35	33,645
Series 2005-5, Class A2
2.56%(c)	08/25/35	Baa2		866	819,292
Series 2005-8, Class A3, 144A
5.137%(c)	08/25/35	A1		1,000	994,169
Series 2005-9, Class A1
2.56%(c)	10/25/35	Caa1		103	90,736
Series 2007-5, Class 3A1
5.81%(c)	08/25/47	CCC(d)		718	612,891
Bear Stearns Alt-A Trust,
Series 2005-7, Class 22A1
2.984%(c)	09/25/35	Caa3		203	153,583
Series 2005-9, Class 24A1
4.044%(c)	11/25/35	Caa1		250	142,300
Series 2005-10, Class 24A1
5.011%(c)	01/25/36	Ca		313	185,918
Series 2006-1, Class 21A2
5.354%(c)	02/25/36	Ca		734	374,788

Series 2006-2, Class 23A1
5.226%(c)	03/25/36	Ca		414	217,104
Series 2006-4, Class 21A1
3.016%(c)	08/25/36	Ca		334	170,426
Series 2006-5, Class 2A2
6.16%(c)	08/25/36	Caa3		340	220,834
Series 2006-6, Class 32A1
5.386%(c)	11/25/36	Caa3		161	99,402
Series 2006-8, Class 3A1
0.416%(c)	02/25/34	Aa3		166	127,492
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
3.013%(c)	01/26/36	B2		197	136,104
Series 2007-R6, Class 2A1
5.436%(c)	12/26/46	Caa1		1,153	820,394
CC Mortgage Funding Corp.,
Series 2007-2A, Class A1, 144A
0.386%(c)	05/25/48	Caa3		754	280,090
Chase Mortgage Finance Corp.,
Series 2007-A1, Class 1A1
3.154%(c)	02/25/37	Aa1		346	339,028
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB2, Class 2A
3.074%(c)	03/25/34	Aaa		145	145,889
Series 2005-6, Class A1
2.51%(c)	08/25/35	B1		54	50,772
Series 2005-6, Class A2
2.56%(c)	08/25/35	B3		92	85,488
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A3
5.25%	06/25/35	Caa1		34	27,747
Series 2005-56, Class 2A2
2.41%(c)	11/25/35	B2		36	21,628
Series 2005-56, Class 2A3
1.87%(c)	11/25/35	B3		36	19,913
Series 2005-59, Class 1A1
0.587%(c)	11/20/35	Caa1		575	326,605
Series 2005-62, Class 2A1
1.37%(c)	12/25/35	B3		526	324,306
Series 2006-2CB, Class A14
5.50%	03/25/36	Caa3		90	65,904
Series 2006-15CB, Class A1
6.50%	06/25/36	Ca		225	139,975
Series 2006-OA14, Class 2A1
0.446%(c)	11/25/46	B3		108	61,451
Series 2006-OA17, Class 1A1A
0.451%(c)	12/20/46	Caa1		2,145	1,057,344
Series 2006-OA19, Class A1
0.436%(c)	02/20/47	Ba2		621	347,943
Series 2006-OA22, Class A1
0.416%(c)	02/25/47	Ba3		295	186,728
Series 2007-7T2, Class A9
6.00%	04/25/37	CC(d)		154	104,762
Series 2007-16CB, Class 5A1
6.25%	08/25/37	Caa3		77	53,884
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
2.985%(c)	08/25/34	Ba1		232	166,814
Series 2004-12, Class 12A1
2.949%(c)	08/25/34	Ba1		878	719,680
Series 2004-22, Class A3
3.466%(c)	11/25/34	Baa3		53	45,530
Series 2004-HYB5, Class 2A1
3.069%(c)	04/20/35	Aa1		236	225,062
Series 2005-HYB9, Class 5A1
5.25%(c)	02/20/36	Ca		199	128,151
Series 2005-R2, Class 1AF1, 144A
0.596%(c)	06/25/35	Aa3		75	63,819
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A1
2.682%(c)	08/25/33	Aaa		56	54,530
Credit Suisse Mortgage Capital Certificates,
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40	Aaa		100	105,104
Crusade Global Trust, (Australia)
Series 2004-2, Class A2
1.035%(c)	11/19/37	Aaa	EUR	187	248,318
Series 2005-2, Class A2
4.91%	08/14/37	AAA(d)	AUD	1,246	1,173,613
Deutsche ALT-A Securities, Inc. / Alternate Loan Trust,
Series 2003-3, Class 3A1
5.00%	10/25/18	Aaa		468	482,702
Series 2006-AB4, Class A1B1
0.356%(c)	10/25/36	Ca		27	10,760
Series 2007-1, Class 1A1
0.346%(c)	08/25/37	A2		43	42,945
Fannie Mae,
Series 2005-54, Class ZM
4.50%	06/25/35	Aaa		127	133,789
Series 2006-16, Class FC
0.556%(c)	03/25/36	Aaa		178	177,459
Series 2006-118, Class A2
0.316%(c)	12/25/36	Aaa		249	244,884
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
1.786%(c)	07/25/44	Aaa		592	592,853
First Horizon Asset Securities, Inc.,
Series 2003-AR2, Class 2A1
2.838%(c)	07/25/33	AAA(d)		9	8,344
Series 2003-AR4, Class 2A1
2.876%(c)	12/25/33	Aaa		27	25,942
Series 2007-AR1, Class 1A1
5.844%(c)	05/25/37	CCC(d)		1,224	922,848
Freddie Mac,
Series 2906, Class GZ
5.00%	09/15/34	Aaa		533	568,886

Series 3059, Class CA
5.00%	03/15/25	Aaa		2	1,745
Series 3174, Class FM
0.496%(c)	05/15/36	Aaa		117	116,297
Series R006, Class ZA
6.00%	04/15/36	Aaa		391	425,757
Government National Mortgage Assoc.,
Series 2007-8, Class FA
0.556%(c)	03/20/37	Aaa		1,398	1,391,150
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
3.098%(c)	10/25/33	B(d)		1,310	1,117,292
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
2.14%(c)	03/25/33	Aaa		20	19,998
Series 2005-AR1, Class 1A1
3.333%(c)	01/25/35	BBB-(d)		82	70,310
Series 2005-AR2, Class 2A1
3.10%(c)	04/25/35	B2		840	738,505
Series 2005-AR3, Class 6A1
2.942%(c)	05/25/35	Caa2		861	725,421
Series 2005-AR6, Class 4A5
2.90%(c)	09/25/35	Aaa		1,000	805,666
Series 2006-AR1, Class 2A1
4.923%(c)	01/25/36	B+(d)		440	346,473
Harborview Mortgage Loan Trust,
Series 2003-1, Class A
3.041%(c)	05/19/33	AAA(d)		54	54,100
Series 2004-1, Class 2A
2.915%(c)	04/19/34	Aaa		276	229,621
Series 2005-2, Class 2A1A
0.476%(c)	05/19/35	Baa1		66	40,914
Series 2005-10, Class 2A1A
0.566%(c)	11/19/35	Baa3		1,251	825,624
Series 2006-1, Class 2A1A
0.496%(c)	03/19/36	B3		818	474,345
Series 2006-SB1, Class A1A
1.22%(c)	12/19/36	Caa2		704	368,093
Series 2007-1, Class 2A1A
0.386%(c)	04/19/38	Ba1		1,151	690,039
Immeo Residential Finance PLC,
Series 2, Class A (Ireland)
1.039%(c)	12/15/16	Aa3	EUR	269	316,444
Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
5.054%(c)	11/25/35	Caa1		249	222,249
Indymac Index Mortgage Loan Trust,
Series 2005-AR12, Class 2A1A
0.496%(c)	07/25/35	Aa2		111	69,948
JPMorgan Alternative Loan Trust,
Series 2006-A5, Class 2A1
5.55%(c)	10/25/36	Caa1		640	599,388
JPMorgan Mortgage Trust,
Series 2003-A2, Class 3A1
4.071%(c)	11/25/33	Aaa		35	35,076
Series 2005-A2, Class 7CB1
4.862%(c)	04/25/35	Ba2		348	331,573
Series 2005-A6, Class 2A1
3.152%(c)	08/25/35	B+(d)		114	100,514
Series 2005-ALT1, Class 3A1
5.412%(c)	10/25/35	CCC(d)		232	197,271
Series 2007-A1, Class 1A1
3.012%(c)	07/25/35	Ba3		146	138,218
Mastr Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.375%(c)	12/25/33	A1		356	318,160
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
2.57%(c)	02/25/33	AAA(d)		126	120,365
Series 2005-A8, Class A3A2
0.506%(c)	08/25/36	B2		53	35,138
Series 2005-A10, Class A
0.466%(c)	02/25/36	B2		305	236,672
MLCC Mortgage Investors, Inc.,
Series 2005-2, Class 1A
2.009%(c)	10/25/35	Baa1		167	152,020
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR, Class 5A4
5.175%(c)	06/25/36	B3		399	376,367
Newgate Funding PLC,
Series 2007-3X, Class A2B (United Kingdom)
1.479%(c)	12/15/50	Aaa	EUR	500	527,689
Permanent Master Issuer PLC,
Series 2007-1, Class 4A (United Kingdom)
0.369%(c)	10/15/33	Aaa		2,000	1,962,598
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
2.77%(c)	08/25/33	Aaa		194	183,844
Puma Finance Ltd., (Australia)
Series G5, Class A1, 144A
0.409%(c)	02/21/38	Aaa		324	311,186
Series P10, Class BA(g)
5.123%(c)	07/12/36	Aaa	AUD	109	103,872
Residential Accredit Loans, Inc.,
Series 2006-QO6, Class A1
0.436%(c)	06/25/46	Caa1		634	252,029
Series 2007-QH7, Class 1A1
0.506%(c)	08/25/37	B3		799	442,698
Series 2007-QO2, Class A1
0.406%(c)	02/25/47	Caa3		561	278,043

Residential Asset Securitization Trust,
Series 2005-A4, Class A1
0.706%(c)	04/25/35	CCC(d)		452	333,751
Series 2005-A15, Class 5A1
5.75%	02/25/36	Caa3		606	431,789
Series 2006-R1, Class A2
0.656%(c)	01/25/46	Caa2		179	85,295
Residential Funding Mortgage Securities I,
Series 2005-SA4, Class 1A21
3.275%(c)	09/25/35	Caa3		458	336,256
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
2.783%(c)	02/25/34	Aa2		381	365,080
Series 2004-4, Class 3A2
2.664%(c)	04/25/34	Aa3		61	53,221
Series 2004-12, Class 7A1
5.21%(c)	09/25/34	A1		87	81,231
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR5, Class 1A1
0.586%(c)	10/19/34	Aa1		20	18,018
Series 2005-AR5, Class A2
0.506%(c)	07/19/35	Aaa		487	418,578
Series 2007-AR4, Class A3
0.476%(c)	09/25/47	Caa2		400	112,890
Structured Asset Securities Corp.,
Series 2006-11, Class A1, 144A
2.841%(c)	10/25/35	B-(d)		96	77,399
Series 2006-NC1, Class A6
0.306%(c)	05/25/36	Aaa		17	16,732
Superannuation Members Home Loan Programme,
Series 2009-3, Class A1 (Australia)
6.00%(c)	11/07/40	AAA(d)	AUD	760	736,241
Swan,
Series 2006-1, Class A2 (Australia)
4.923%(c)	05/12/37	NR	AUD	472	445,746
TBW Mortgage Backed Pass-Through Certificates,
Series 2006-4, Class A6
5.97%	09/25/36	Ca		291	169,947
Thornburg Mortgage Securities Trust,
Series 2006-5, Class A1
0.376%(c)	10/25/46	B1		134	132,821
Series 2006-6, Class A1
0.366%(c)	11/25/46	B2		326	317,034
Torrens Trust,
Series 2007-1, Class A (Australia)
5.03%(c)	10/19/38	Aaa	AUD	489	464,416
Vela Home Srl,
Series 1, Class A1 (Italy)
1.164%(c)	10/24/27	Aaa	EUR	4	5,332
Vornado DP LLC,
Series 2010-VNO, Class A2FX, 144A(g)
4.004%	09/13/28	AAA(d)		700	719,996
Washington Mutual Alternative Mortgage Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.31%(c)	07/25/46	Caa3		108	50,314
Washington Mutual Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A
1.57%(c)	11/25/42	Baa2		3	2,931
Series 2003-AR5, Class A7
2.70%(c)	06/25/33	Aaa		19	17,813
Series 2005-AR16, Class 1A3
5.014%(c)	12/25/35	CCC(d)		1,200	972,740
Series 2006-AR2, Class 2A1
5.753%(c)	03/25/37	BBB+(d)		629	598,085
Series 2006-AR5, Class A12A
1.35%(c)	06/25/46	Ba1		144	105,839
Series 2006-AR7, Class 3A
3.253%(c)	07/25/46	Ba2		552	385,598
Series 2006-AR10, Class 1A2
5.837%(c)	09/25/36	CCC		317	286,655
Series 2006-AR13, Class 2A
3.253%(c)	10/25/46	Baa3		306	214,361
Series 2006-AR15, Class 2A
3.253%(c)	11/25/46	A1		202	140,889
Series 2006-AR19, Class 1A1A
1.10%(c)	01/25/47	Caa1		315	202,324
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2003-AR1, Class 2A
2.77%(c)	02/25/33	Aaa		26	23,798
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S, Class A1
2.911%(c)	09/25/34	Aaa		170	172,147
Series 2005-AR11, Class 1A1
3.778%(c)	06/25/35	Baa2		545	543,136
Series 2006-AR2, Class 2A1
4.577%(c)	03/25/36	A(d)		1,925	1,702,051
Series 2006-AR2, Class 2A3
4.577%(c)	03/25/36	A(d)		267	233,448
Series 2006-AR6, Class 3A1
4.917%(c)	03/25/36	B3		508	455,681
Series 2006-AR8, Class 3A1
5.221%(c)	04/25/36	BB+(d)		365	326,579
Series 2006-AR10, Class 5A6
5.442%(c)	07/25/36	CCC(d)		441	356,201

TOTAL RESIDENTIAL MORTGAGE- BACKED SECURITIES (cost $56,347,428)					56,351,345

U.S. GOVERNMENT AGENCY OBLIGATION — 0.1%

Federal National Mortgage Assoc.
4.10%
(cost $1,821,635)	12/17/18			1,800	1,812,704

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 3.9%

Federal Home Loan Mortgage Corp.
4.652%(c)	03/01/35	143	149,552
5.50%	10/01/36	155	164,529
5.50%	TBA	5,000	5,303,125
Federal National Mortgage Assoc.
1.57%(c)	07/01/44	79	79,231
1.571%(c)	03/01/44	118	119,742
1.586%(c)	11/01/42	186	186,169
3.058%(c)	06/01/35	287	302,367
3.781%(c)	09/01/19	3	2,925
4.00%	09/01/40	8,000	8,232,586
4.00%	TBA	9,000	9,194,058
4.00%	TBA	5,000	5,125,000
4.50%	03/01/23-11/01/24	766	806,717
4.50%	TBA	46,300	48,209,875
5.00%	04/01/30	1,060	1,119,383
5.50%	05/01/36-03/01/37	1,677	1,784,356
5.50%	TBA	27,000	28,700,163
6.00%	06/01/38	1,000	1,074,763

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $110,482,109)			110,554,541

U.S. TREASURY OBLIGATIONS — 12.7%

U.S. Treasury Bonds
3.50%	02/15/39	600	580,500
3.625%	02/15/20	4,700	5,154,946
3.875%	08/15/40	3,400	3,514,750
4.25%	05/15/39	8,100	8,904,937
4.375%	02/15/38-05/15/40	1,400	1,573,505
4.50%	08/15/39	1,000	1,145,000
4.625%	02/15/40(k)	4,800	5,608,502
5.50%	08/15/28	600	778,219
6.125%	11/15/27	100	138,078
6.25%	08/15/23	2,000	2,708,750
6.875%	08/15/25(k)	1,700	2,469,780
7.125%	02/15/23	2,400	3,461,251
7.50%	11/15/24	700	1,061,157
7.625%	11/15/22(k)	4,200	6,270,470
8.00%	11/15/21	5,100	7,692,233
8.125%	05/15/21	1,500	2,264,532
8.50%	02/15/20	1,900	2,867,812
8.75%	05/15/20-08/15/20	9,000	13,905,816
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.625%	04/15/13	300	317,721
1.25%	04/15/14-07/15/20	34,500	36,247,371
1.375%	07/15/18-01/15/20	7,100	7,613,941
1.625%	01/15/15-01/15/18	12,700	15,222,452
1.75%	01/15/28	200	220,599
1.875%	07/15/13-07/15/19	14,250	17,272,316
2.00%	04/15/12-01/15/26	30,900	38,041,436
2.125%	01/15/19-02/15/40	8,000	9,117,834
2.375%	01/15/17-01/15/27	30,200	38,380,318
2.50%	07/15/16-01/15/29	11,900	14,447,155
2.625%	07/15/17	12,000	14,553,420
3.00%	07/15/12	2,500	3,218,835
3.375%	04/15/32	800	1,326,938
3.625%	04/15/28	8,200	14,783,955
3.875%	04/15/29	9,000	16,597,596
U.S. Treasury Notes
0.625%	06/30/12	800	803,248
2.375%	08/31/14-07/31/17	800	828,258
2.50%	03/31/15-04/30/15	11,100	11,768,551
2.50%	06/30/17(k)	9,100	9,481,062
2.75%	11/30/16-05/31/17	3,700	3,915,579
3.00%	09/30/16(h)	21,200	22,862,886
3.125%	10/31/16-04/30/17	5,300	5,752,244
3.375%	11/15/19	1,800	1,939,079
8.875%	02/15/19	4,000	6,045,936

TOTAL U.S. TREASURY OBLIGATIONS (cost $348,112,942)			360,858,968

TOTAL LONG-TERM INVESTMENTS (cost $2,589,147,423)			2,737,846,855

Shares
SHORT-TERM INVESTMENTS — 19.9%

AFFILIATED MONEY MARKET MUTUAL FUND — 13.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $370,424,101; includes $150,805,082 of cash collateral for securities on loan)(b)(w)	370,424,101	370,424,101

	Principal
	Amount
	(000)#
REPURCHASE AGREEMENTS(m) — 5.1%

Barclays Capital, Inc., 0.19%, dated 09/30/10, due 10/01/10 in the amount of $24,100,127	$24,100	24,100,000
Barclays Capital, Inc., 0.19%, dated 09/30/10, due 10/01/10 in the amount of $34,400,182	34,400	34,400,000
Credit Suisse Securities LLC, 0.20%, dated 09/30/10, due 10/01/10 in the amount of $4,100,023	4,100	4,100,000

Credit Suisse Securities LLC, 0.20%, dated 09/30/10, due 10/01/10 in the amount of $5,600,031			5,600	5,600,000
Credit Suisse Securities LLC, 0.20%, dated 09/30/10, due 10/01/10 in the amount of $7,600,042			7,600	7,600,000
JPMorgan Securities, Inc., 0.19%, dated 09/28/10, due 10/08/10 in the amount of $7,900,417			7,900	7,900,000
JPMorgan Securities, Inc., 0.26%, dated 09/30/10, due 10/01/10 in the amount of $19,400,140			19,400	19,400,000
JPMorgan Securities, Inc., 0.26%, dated 09/30/10, due 10/01/10 in the amount of $4,700,034			4,700	4,700,000
Morgan Stanley & Co., Inc., 0.20%, dated 09/30/10, due 10/01/10 in the amount of $24,100,134			24,100	24,100,000
Morgan Stanley & Co., Inc., 0.21%, dated 09/27/10, due 10/12/10 in the amount of $13,901,216			13,900	13,900,000

TOTAL REPURCHASE AGREEMENTS (cost $145,800,000)				145,800,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%

Federal Home Loan Mortgage Corp.,
0.08%(n)	10/04/10		6,800	6,799,955
0.205(c)%	12/29/11		1,600	1,599,318
0.206(c)%	12/21/11		2,400	2,398,999
0.25%(n)	10/13/10		3,000	2,999,860

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $13,797,217)				13,798,132

U.S. TREASURY OBLIGATIONS(n) — 1.3%
U.S. Treasury Bills
0.119%	11/26/10	(k)	200	199,962
0.128%	12/09/10		1,100	1,099,714
0.132%	12/02/10	(k)	500	499,888
0.137%	10/28/10	(h)	16,900	16,898,391
0.14%	12/16/10	(k)	10,450	10,447,137
0.141%	10/07/10		3,300	3,299,934
0.208%	10/21/10	(h)	3,300	3,299,762
0.217%	10/21/10		1,200	1,199,912

TOTAL U.S. TREASURY OBLIGATIONS (cost $36,944,010)				36,944,700

TOTAL SHORT-TERM INVESTMENTS (cost $566,965,328)				566,966,933

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITY SOLD SHORT — 116.2%
(cost $3,156,112,751)				3,304,813,788

			Notional
			Amount
	Counterparty		(000)#
OPTIONS WRITTEN(I)* — (0.1)%

Call Options — (0.1)%
90 Day Euro Dollar,
expiring 12/13/10, Strike Price $99.50			3,000	(1,294)
expiring 12/13/10, Strike Price $99.50			6,000	(2,588)
5 Year CDX North America 1G 14,
expiring 11/17/10, Strike Price $0.90	Bank of America		16,200	(8,185)
expiring 12/15/10, Strike Price $0.90	UBS Securities		8,900	(15,666)
5 Year CDX North America 1G 15,
expiring 03/16/11, Strike Price $0.90	Morgan Stanley		5,100	(14,527)
5 Year iTraxx Europe Series 13,
expiring 12/15/10, Strike Price $0.90	Morgan Stanley	EUR	2,500	(6,342)
expiring 12/15/10, Strike Price $0.90	Morgan Stanley	EUR	1,500	(3,805)
Currency Option USD vs BRL,
expiring 10/15/10, @ FX Rate 1.80	Hong Kong & Shanghai Bank		1,200	(556)
expiring 10/15/10, @ FX Rate 1.82	Royal Bank of Scotland		1,200	(357)
expiring 10/15/10, @ FX Rate 1.82	JPMorgan Chase		1,200	(357)
expiring 10/29/10, @ FX Rate 1.78	Hong Kong & Shanghai Bank		2,300	(5,551)
expiring 10/29/10, @ FX Rate 1.78	JPMorgan Chase		1,100	(2,655)

Currency Option USD vs KRW,
expiring 10/29/10, @ FX Rate 1,200.00	Citigroup Global Markets	1,150	(3,133)
expiring 10/29/10, @ FX Rate 1,200.00	Deutsche Bank	575	(1,567)
expiring 10/29/10, @ FX Rate 1,200.00	Bank of America	575	(1,567)
Currency Option USD vs MXN,
expiring 10/15/10, @ FX Rate 13.55	Citigroup Global Markets	1,200	(368)
expiring 10/29/10, @ FX Rate 12.85	Citigroup Global Markets	1,700	(11,883)
expiring 10/29/10, @ FX Rate 13.25	Citigroup Global Markets	2,300	(5,553)
expiring 10/29/10, @ FX Rate 13.25	Citigroup Global Markets	1,100	(2,656)
Interest Rate Swap Options,
Pay a fixed rate of 1.60% and receive a floating rate based on 3-month LIBOR,
expiring 10/29/10	Citigroup Global Markets	3,300	(16,668)
Pay a fixed rate of 1.60% and receive a floating rate based on 3-month LIBOR,
expiring 10/29/10	Royal Bank of Scotland	10,400	(52,529)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR,
expiring 10/29/10	Bank of America	3,400	(199,947)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR,
expiring 10/29/10	Barclays Capital Group	2,700	(158,782)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR,
expiring 10/29/10	Goldman Sachs & Co.	1,400	(82,331)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR,
expiring 10/29/10	Morgan Stanley	14,200	(835,074)
Pay a fixed rate of 1.35% and receive a floating rate based on 3-month LIBOR,
expiring 12/13/10	Bank of America	3,800	(8,327)
Pay a fixed rate of 1.50% and receive a floating rate based on 3-month LIBOR,
expiring 12/13/10	Citigroup Global Markets	4,000	(17,566)
Pay a fixed rate of 1.50% and receive a floating rate based on 3-month LIBOR,
expiring 12/13/10	Citigroup Global Markets	2,700	(11,857)
Pay a fixed rate of 1.50% and receive a floating rate based on 3-month LIBOR,
expiring 12/13/10	Morgan Stanley	1,400	(6,148)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR,
expiring 01/24/11	Citigroup Global Markets	1,200	(67,758)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR,
expiring 01/24/11	Deutsche Bank	11,800	(666,292)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR,
expiring 01/24/11	Royal Bank of Scotland	8,900	(502,543)

			(2,714,432)

Put Options
90 Day Euro Dollar,
expiring 12/13/10, Strike Price $99.50	Goldman Sachs & Co.	3,000	(244)
expiring 12/13/10, Strike Price $99.50	Goldman Sachs & Co.	153,000	(12,431)
expiring 12/13/10, Strike Price $99.50	Goldman Sachs & Co.	6,000	(488)
5 Year CDX North America 1G 14,
expiring 11/17/10, Strike Price $1.50	Bank of America	16,200	(18,809)
expiring 12/15/10, Strike Price $1.50	UBS Securites	8,900	(11,589)
5 Year CDX North America 1G 5,
expiring 12/15/10, Strike Price $1.20	Barclays Capital Group	1,900	(8,222)
expiring 12/15/10, Strike Price $1.20	Deutsche Bank	16,400	(33,380)
expiring 12/15/10, Strike Price $1.20	Morgan Stanley	8,600	(37,531)

5 Year iTraxx Europe Series 13,
expiring 12/15/10, Strike Price $1.60	Morgan Stanley	EUR	2,500	(5,561)
expiring 12/15/10, Strike Price $1.60	Morgan Stanley	EUR	1,500	(3,337)
5 Year iTraxx Europe Series 14,
expiring 03/16/11, Strike Price $1.80	Morgan Stanley	EUR	12,900	(91,722)
expiring 03/16/11, Strike Price $1.80	Morgan Stanley	EUR	200	(1,422)
CDX Swap Options,
expiring 03/16/11, Strike Price $1.50	Morgan Stanley		5,100	(24,269)
expiring 03/16/11, Strike Price $1.70	Morgan Stanley		200	(718)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 03/12/20, Strike Price $215.95	Citigroup Global Markets		1,500	(18,756)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets		4,200	(53,245)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		700	(9,030)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		400	(5,160)
Interest Rate Swap Options,
Receive a fixed rate of 2.10% and pay a floating rate based on 3-month LIBOR,
expiring 10/29/10	Citigroup Global Markets		3,300	(152)
Receive a fixed rate of 2.10% and pay a floating rate based on 3-month LIBOR,
expiring 10/29/10	Royal Bank of Scotland		10,400	(479)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR,
expiring 10/29/10	Bank of America		3,400	—
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR,
expiring 10/29/10	Barclays Capital Group		2,700	—
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR,
expiring 10/29/10	Goldman Sachs & Co.		1,400	—
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR,
expiring 10/29/10	Morgan Stanley		14,200	(1)
Receive a fixed rate of 4.00% and pay a floating rate based on 3-month LIBOR,
expiring 12/01/10	Royal Bank of Scotland		4,300	—
Receive a fixed rate of 1.95% and pay a floating rate based on 3-month LIBOR,
expiring 12/13/10	Bank of America		3,800	(8,746)
Receive a fixed rate of 2.10% and pay a floating rate based on 3-month LIBOR,
expiring 12/13/10	Citigroup Global Markets		4,000	(5,283)
Receive a fixed rate of 2.10% and pay a floating rate based on 3-month LIBOR,
expiring 12/13/10	Citigroup Global Markets		2,700	(3,566)

Receive a fixed rate of 2.10% and pay a floating rate based on 3-month LIBOR,
expiring 12/13/10	Morgan Stanley	1,400	(1,849)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR,
expiring 01/24/11	Citigroup Global Markets	1,200	(65)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR,
expiring 01/24/11	Deutsche Bank	11,800	(638)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Deutsche Bank	3,100	(20,588)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Deutsche Bank	2,700	(17,931)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Royal bank of Scotland	2,900	(19,259)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Royal Bank of Scotland	2,600	(17,267)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Bank of America	4,500	(24,109)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Bank of America	4,500	(24,109)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Bank of America	3,800	(20,359)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Barclays Capital Group	4,100	(21,966)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Barclays Capital Group	2,000	(10,715)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Barclays Capital Group	2,000	(10,715)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Citigroup Global Markets	6,800	(36,432)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Citigroup Global Markets	4,200	(22,502)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Citigroup Global Markets	2,200	(11,787)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Deutsche Bank	2,500	(13,394)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Deutsche Bank	1,000	(5,358)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Deutsche Bank	600	(3,215)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Royal Bank of Scotland	2,800	(15,001)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR,
expiring 06/18/12	Royal Bank of Scotland	2,500	(13,394)

Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR,
expiring 07/10/12	Barclays Capital Group	200	(55)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR,
expiring 07/10/12	Credit Suisse First Boston Corp.	100	(27)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR,
expiring 07/10/12	Morgan Stanley	3,500	(957)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR,
expiring 07/10/12	Morgan Stanley	2,300	(629)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR,
expiring 07/10/12	Morgan Stanley	300	(82)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR,
expiring 07/10/12	Royal Bank of Scotland	600	(164)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR,
expiring 07/10/12	Royal Bank of Scotland	400	(109)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Bank of America	10,300	(68,828)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Bank of America	800	(5,346)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Bank of America	400	(2,673)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Citigroup Global Markets	400	(2,673)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Morgan Stanley	1,000	(6,682)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Morgan Stanley	600	(4,009)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Royal Bank of Scotland	16,900	(112,931)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Royal Bank of Scotland	11,800	(78,851)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR,
expiring 09/24/12	Royal Bank of Scotland	13,400	(89,543)

(1,038,353)

TOTAL OPTIONS WRITTEN (premiums received $2,418,554)	(3,752,785)

		Principal
		Amount
		(000)#
SECURITY SOLD SHORT — (0.1)%

U.S. GOVERNMENT MORTGAGE-BACKED SECURITY
Federal National Mortgage Assoc. (proceeds received $3,151,406)
5.00%	TBA	3,000	(3,154,686)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITY SOLD SHORT(o) — 116.0%
(cost $3,150,542,791)			3,297,906,317
Other liabilities in excess of other assets(x) — (16.0)%			(454,257,741)

NET ASSETS — 100.0%			$2,843,648,576

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CDX	Credit Derivative Index

CPI	Consumer Price Index

CVA	Certificate Van Aandelen

CVT	Convertible Security

EAFE	Europe, Australasia, Far East

FDIC	Federal Depositary Insurance Corp.

FHLMC	Federal Home Loan Mortgage Corp.

iBoxx	Bond Market Indices

MSCI	Morgan Stanley Capital International

MTN	Medium Term Note

NR	Not Rated by Moodys or Standard & Poor’s

NSA	Non-Seasonal Adjusted

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depository Receipts

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan

DKK	Danish Krone

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

PHP	Philippine Peso

SEK	Swedish Krona

SGD	Singapore Dollar

TWD	New Taiwanese Dollar

USD	United States Dollar

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of September 30, 2010. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $147,155,161; cash collateral of $150,805,082 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2010.

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2010.

(m)	Repurchase agreements are collateralized by United States Treasuries.

(n)	Rates shown are the purchase yields at trade date.

(o)	As of September 30, 2010, 23 securities representing $5,587,037 and 0.2% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(t)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at September 30, 2010.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate, credit default and total return swap agreements as follows:

Futures contracts open at September 30, 2010:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2010	(Depreciation) (1)(2)
Long Positions:
5	90 Day Euro Dollar	Dec. 2010	$1,239,687	$1,245,500	$5,813
1	90 Day Euro EURIBOR	Dec. 2010	336,979	337,200	221
21	90 Day Euro EURIBOR	Jun. 2011	7,009,348	7,067,610	58,262
293	90 Day Sterling	Dec. 2010	56,820,097	57,090,998	270,901
9	5 Year Euro-Bobl	Dec. 2010	1,481,269	1,479,797	(1,472)
215	10 Year Euro-Bund	Dec. 2010	38,254,110	38,522,030	267,920
2	10 Year U.K. Gilt	Dec. 2010	392,849	390,587	(2,262)
283	10 Year U.S. Treasury Notes	Dec. 2010	35,364,266	35,671,266	307,000
335	E-mini MSCI EAFE	Dec. 2010	24,751,475	26,073,050	1,321,575
80	Russell 2000 Mini	Dec. 2010	5,058,400	5,396,000	337,600
278	S&P 500 E-Mini	Dec. 2010	65,012,713	67,406,310	2,393,597

					$4,959,155

(1)	Cash of $116,500 and U.S. Treasury Obligations with a market value of $12,898,698 has been segregated to cover requirements for open futures contracts as of September 30, 2010.

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure of $906,383 and equity contracts risk exposure of $4,052,772 as of September 30, 2010.
Forward foreign currency exchange contracts outstanding at September 30, 2010:

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Purchase Contracts	Counterparty	(000)		Date Payable	Value	(Depreciation)(1)
Australian Dollar,
Expiring 10/29/10	Citigroup Global Markets	AUD	729	$696,448	$702,071	$5,623
Expiring 10/29/10	Credit Suisse First Boston Corp.	AUD	352	328,000	338,895	10,895
Expiring 10/29/10	Robertson Stephens & Co., Inc.	AUD	133	124,000	128,106	4,106
Expiring 10/29/10	Royal Bank of Scotland	AUD	332	315,277	319,736	4,459
Brazilian Real,
Expiring 12/02/10	Deutsche Bank	BRL	525	300,000	306,217	6,217
Expiring 12/02/10	Hong Kong & Shanghai Bank	BRL	1,539	857,383	897,198	39,815
Expiring 12/02/10	Hong Kong & Shanghai Bank	BRL	533	300,000	310,765	10,765
Expiring 12/02/10	Hong Kong & Shanghai Bank	BRL	532	300,000	310,240	10,240
Expiring 12/02/10	Royal Bank of Scotland	BRL	2,843	1,639,000	1,657,961	18,961
Canadian Dollar,
Expiring 11/18/10	Barclays Capital Group	CAD	2,429	2,277,885	2,358,114	80,229
Expiring 11/18/10	Citigroup Global Markets	CAD	478	465,343	464,050	(1,293)
Expiring 11/18/10	Royal Bank of Scotland	CAD	130	126,986	126,206	(780)
Chinese Yuan,
Expiring 11/16/10	Barclays Capital Group	CNY	2,939	445,000	439,505	(5,495)
Expiring 11/17/10	Barclays Capital Group	CNY	9,676	1,438,827	1,446,916	8,089
Expiring 11/17/10	Citigroup Global Markets	CNY	524	79,000	78,363	(637)
Expiring 11/17/10	Citigroup Global Markets	CNY	431	65,000	64,476	(524)
Expiring 11/17/10	Deutsche Bank	CNY	517	78,000	77,365	(635)
Expiring 11/17/10	Deutsche Bank	CNY	438	66,000	65,473	(527)
Expiring 11/17/10	Deutsche Bank	CNY	430	65,000	64,325	(675)
Expiring 11/17/10	Deutsche Bank	CNY	282	42,640	42,198	(442)
Expiring 11/17/10	Deutsche Bank	CNY	133	20,000	19,852	(148)
Expiring 11/17/10	Goldman Sachs & Co.	CNY	6,234	940,000	932,213	(7,787)
Expiring 11/17/10	JPMorgan Chase	CNY	867	130,649	129,713	(936)
Expiring 11/17/10	Morgan Stanley	CNY	2,703	410,000	404,243	(5,757)

Expiring 11/17/10	Morgan Stanley	CNY	265	40,000	39,585	(415)
Expiring 11/17/10	Morgan Stanley	CNY	265	40,000	39,573	(427)
Expiring 11/23/10	Bank of America	CNY	19,915	2,995,249	2,978,539	(16,710)
Expiring 11/23/10	Barclays Capital Group	CNY	192	29,000	28,754	(246)
Expiring 11/23/10	Barclays Capital Group	CNY	133	20,000	19,859	(141)
Expiring 01/10/11	Deutsche Bank	CNY	1,567	234,013	234,747	734
Expiring 01/10/11	Hong Kong & Shanghai Bank	CNY	5,089	762,000	762,221	221
Expiring 01/10/11	Hong Kong & Shanghai Bank	CNY	4,749	712,000	711,300	(700)
Expiring 01/10/11	Hong Kong & Shanghai Bank	CNY	3,249	487,000	486,630	(370)
Expiring 01/10/11	JPMorgan Chase	CNY	14,242	2,132,000	2,132,936	936
Expiring 01/10/11	JPMorgan Chase	CNY	4,747	712,000	710,980	(1,020)
Expiring 01/10/11	JPMorgan Chase	CNY	2,260	338,653	338,472	(181)
Expiring 01/10/11	JPMorgan Chase	CNY	1,859	279,000	278,391	(609)
Expiring 01/10/11	Morgan Stanley	CNY	3,684	553,000	551,752	(1,248)
Expiring 01/10/11	Morgan Stanley	CNY	1,594	240,000	238,704	(1,296)
Expiring 01/10/11	Morgan Stanley	CNY	996	150,000	149,190	(810)
Expiring 01/10/11	Morgan Stanley	CNY	929	140,000	139,181	(819)
Expiring 01/10/11	Morgan Stanley	CNY	531	80,000	79,532	(468)
Expiring 04/07/11	Barclays Capital Group	CNY	530	80,000	79,542	(458)
Expiring 04/07/11	Barclays Capital Group	CNY	530	80,000	79,524	(476)
Expiring 04/07/11	Barclays Capital Group	CNY	530	80,000	79,506	(494)
Expiring 04/07/11	Barclays Capital Group	CNY	530	80,000	79,503	(497)
Expiring 04/07/11	Credit Suisse First Boston Corp.	CNY	550	83,000	82,498	(502)
Expiring 04/07/11	Credit Suisse First Boston Corp.	CNY	549	83,000	82,457	(543)
Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	516	78,000	77,460	(540)
Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	172	26,000	25,840	(160)
Expiring 04/07/11	JPMorgan Chase	CNY	3,634	548,000	545,606	(2,394)
Expiring 04/07/11	JPMorgan Chase	CNY	827	125,000	124,135	(865)
Expiring 04/07/11	Morgan Stanley	CNY	6,699	1,012,000	1,005,680	(6,320)
Expiring 04/28/11	Citigroup Global Markets	CNY	2,560	387,000	384,546	(2,454)
Expiring 04/28/11	JPMorgan Chase	CNY	3,083	466,000	463,116	(2,884)
Expiring 06/15/11	Barclays Capital Group	CNY	4,202	626,000	632,406	6,406
Expiring 06/15/11	Barclays Capital Group	CNY	3,306	497,480	497,517	37
Expiring 06/15/11	Deutsche Bank	CNY	2,939	445,607	442,321	(3,286)
Expiring 06/15/11	Deutsche Bank	CNY	1,081	168,000	162,691	(5,309)
Expiring 06/15/11	Hong Kong & Shanghai Bank	CNY	4,074	607,000	613,120	6,120
Expiring 06/15/11	Hong Kong & Shanghai Bank	CNY	1,682	253,000	253,171	171
Expiring 06/15/11	JPMorgan Chase	CNY	7,035	1,070,000	1,058,728	(11,272)
Expiring 06/15/11	Royal Bank of Scotland	CNY	10,726	1,606,000	1,614,096	8,096
Expiring 06/15/11	Royal Bank of Scotland	CNY	5,868	874,000	883,009	9,009
Expiring 06/15/11	Royal Bank of Scotland	CNY	5,868	874,000	883,009	9,009
Expiring 06/15/11	Royal Bank of Scotland	CNY	3,045	457,793	458,207	414
Expiring 09/14/11	Citigroup Global Markets	CNY	1,149	173,000	173,424	424
Expiring 09/14/11	Hong Kong & Shanghai Bank	CNY	5,418	815,000	817,982	2,982
Expiring 09/14/11	Morgan Stanley	CNY	7,579	1,138,000	1,144,225	6,225
Expiring 09/14/11	Morgan Stanley	CNY	7,567	1,137,000	1,142,362	5,362
Expiring 09/14/11	Royal Bank of Scotland	CNY	716	108,000	108,102	102
Expiring 09/14/11	UBS Securities	CNY	1,717	259,000	259,244	244
Expiring 11/15/11	Deutsche Bank	CNY	2,384	360,000	361,224	1,224
Expiring 02/13/12	Barclays Capital Group	CNY	2,863	443,969	436,299	(7,670)
Expiring 02/13/12	Barclays Capital Group	CNY	2,572	399,848	392,026	(7,822)
Expiring 02/13/12	Citigroup Global Markets	CNY	2,728	423,067	415,693	(7,374)
Expiring 02/13/12	Citigroup Global Markets	CNY	2,112	328,600	321,821	(6,779)

Expiring 02/13/12	Citigroup Global Markets	CNY	1,486	230,867	226,509	(4,358)
Expiring 02/13/12	Deutsche Bank	CNY	2,713	421,073	413,477	(7,596)
Expiring 02/13/12	Deutsche Bank	CNY	2,611	405,250	397,971	(7,279)
Expiring 02/13/12	JPMorgan Chase	CNY	3,306	514,000	503,788	(10,212)
Expiring 02/13/12	JPMorgan Chase	CNY	2,762	428,672	420,972	(7,700)
Expiring 02/13/12	UBS Securities	CNY	2,180	338,603	332,314	(6,289)
Euro,
Expiring 11/23/10	Barclays Capital Group	EUR	552	701,215	752,191	50,976
Expiring 11/23/10	Barclays Capital Group	EUR	135	171,493	183,960	12,467
Expiring 11/23/10	Citigroup Global Markets	EUR	590	749,598	803,972	54,374
Expiring 11/23/10	Credit Suisse First Boston Corp.	EUR	2,059	2,617,292	2,805,728	188,436
Expiring 11/23/10	Robertson Stephens & Co., Inc.	EUR	1,276	1,634,186	1,738,761	104,575
Expiring 11/23/10	Robertson Stephens & Co., Inc.	EUR	573	729,552	780,807	51,255
Expiring 11/23/10	Robertson Stephens & Co., Inc.	EUR	39	49,428	53,144	3,716
Expiring 11/23/10	Royal Bank of Scotland	EUR	286	381,975	389,722	7,747
Indian Rupee,
Expiring 11/12/10	Deutsche Bank	INR	43,838	953,000	967,846	14,846
Expiring 11/12/10	Morgan Stanley	INR	4,652	100,000	102,706	2,706
Expiring 01/12/11	Barclays Capital Group	INR	5,826	124,000	127,359	3,359
Expiring 01/12/11	Hong Kong & Shanghai Bank	INR	30,039	639,000	656,727	17,727
Expiring 01/12/11	Morgan Stanley	INR	10,430	222,000	228,013	6,013
Expiring 03/09/11	Citigroup Global Markets	INR	7,020	150,000	152,194	2,194
Expiring 03/09/11	Deutsche Bank	INR	7,023	150,000	152,259	2,259
Expiring 03/09/11	JPMorgan Chase	INR	14,145	300,000	306,665	6,665
Expiring 03/09/11	UBS Securities	INR	399	8,604	8,646	42
Indonesian Rupiah,
Expiring 11/24/10	Barclays Capital Group	IDR	3,909,200	400,000	433,745	33,745
Expiring 11/24/10	Citigroup Global Markets	IDR	3,794,700	390,000	421,041	31,041
Expiring 11/24/10	Hong Kong & Shanghai Bank	IDR	3,017,870	314,034	334,847	20,813
Expiring 11/24/10	Hong Kong & Shanghai Bank	IDR	2,302,800	240,000	255,507	15,507
Expiring 07/27/11	Citigroup Global Markets	IDR	1,387,490	148,872	147,513	(1,359)
Expiring 07/27/11	Hong Kong & Shanghai Bank	IDR	2,885,260	307,630	306,752	(878)
Japanese Yen,
Expiring 11/01/10	Citigroup Global Markets	JPY	45,288	544,000	542,659	(1,341)
Expiring 12/06/10	Deutsche Bank	JPY	19,275	224,908	231,058	6,150
Malaysian Ringgit,
Expiring 10/12/10	Citigroup Global Markets	MYR	18	5,395	5,979	584
Mexican Peso,
Expiring 02/22/11	Barclays Capital Group	MXN	10,676	831,555	835,423	3,868
Expiring 02/22/11	Barclays Capital Group	MXN	1,899	147,000	148,627	1,627
New Taiwanese Dollar,
Expiring 01/14/11	Deutsche Bank	TWD	20,815	672,863	667,454	(5,409)
Expiring 01/14/11	Deutsche Bank	TWD	6,338	201,333	203,233	1,900
Expiring 01/14/11	JPMorgan Chase	TWD	16,625	526,441	533,097	6,656
Expiring 01/14/11	Morgan Stanley	TWD	25,591	814,352	820,601	6,249
Expiring 01/14/11	UBS Securities	TWD	13,859	437,262	444,403	7,141
Norwegian Krona,
Expiring 11/04/10	Citigroup Global Markets	NOK	5,301	867,838	899,634	31,796
Philippine Peso,
Expiring 11/15/10	Citigroup Global Markets	PHP	69,732	1,567,000	1,581,296	14,296

Expiring 11/15/10	Deutsche Bank	PHP	8,812	200,000	199,829	(171)
Expiring 11/15/10	Hong Kong & Shanghai Bank	PHP	57,850	1,300,000	1,311,860	11,860
Expiring 11/15/10	UBS Securities	PHP	104	2,280	2,358	78
Expiring 11/15/10	UBS Securities	PHP	72	1,568	1,622	54
Singapore Dollar,
Expiring 11/12/10	Citigroup Global Markets	SGD	606	460,000	460,771	771
Expiring 11/12/10	Credit Suisse First Boston Corp.	SGD	421	320,000	320,074	74
Expiring 11/12/10	Credit Suisse First Boston Corp.	SGD	34	26,000	26,038	38
Expiring 11/12/10	Hong Kong & Shanghai Bank	SGD	592	450,000	450,275	275
Expiring 11/12/10	Royal Bank of Scotland	SGD	593	450,000	450,754	754
Expiring 03/09/11	Goldman Sachs & Co.	SGD	142	107,000	107,829	829
South Korean Won,
Expiring 11/12/10	Barclays Capital Group	KRW	378,672	307,164	331,487	24,323
Expiring 11/12/10	Barclays Capital Group	KRW	328,710	276,855	287,751	10,896
Expiring 11/12/10	Barclays Capital Group	KRW	254,765	217,599	223,020	5,421
Expiring 11/12/10	Barclays Capital Group	KRW	121,140	98,264	106,045	7,781
Expiring 11/12/10	Barclays Capital Group	KRW	117,820	100,000	103,139	3,139
Expiring 11/12/10	Barclays Capital Group	KRW	117,640	100,000	102,981	2,981
Expiring 11/12/10	Barclays Capital Group	KRW	105,150	88,562	92,047	3,485
Expiring 11/12/10	Barclays Capital Group	KRW	28,524	24,363	24,970	607
Expiring 11/12/10	Citigroup Global Markets	KRW	1,989,638	1,702,000	1,741,716	39,716
Expiring 11/12/10	Citigroup Global Markets	KRW	696,940	579,239	610,097	30,858
Expiring 11/12/10	Citigroup Global Markets	KRW	222,950	185,298	195,169	9,871
Expiring 11/12/10	Citigroup Global Markets	KRW	210,420	180,000	184,200	4,200
Expiring 11/12/10	Citigroup Global Markets	KRW	140,310	120,000	122,826	2,826
Expiring 11/12/10	Citigroup Global Markets	KRW	140,112	120,000	122,653	2,653
Expiring 11/12/10	Citigroup Global Markets	KRW	139,428	120,000	122,054	2,054
Expiring 11/12/10	Citigroup Global Markets	KRW	139,268	119,262	121,914	2,652
Expiring 11/12/10	Citigroup Global Markets	KRW	138,564	120,000	121,298	1,298
Expiring 11/12/10	Citigroup Global Markets	KRW	81,848	70,000	71,649	1,649
Expiring 11/12/10	Citigroup Global Markets	KRW	81,333	70,000	71,198	1,198
Expiring 11/12/10	Citigroup Global Markets	KRW	80,829	70,000	70,757	757
Expiring 11/12/10	Citigroup Global Markets	KRW	70,068	60,000	61,337	1,337
Expiring 11/12/10	Citigroup Global Markets	KRW	70,056	60,000	61,327	1,327
Expiring 11/12/10	Citigroup Global Markets	KRW	69,540	60,000	60,875	875
Expiring 11/12/10	Citigroup Global Markets	KRW	35,034	30,000	30,669	669
Expiring 11/12/10	Citigroup Global Markets	KRW	34,770	30,000	30,437	437
Expiring 11/12/10	Citigroup Global Markets	KRW	15,592	13,352	13,649	297
Expiring 11/12/10	Citigroup Global Markets	KRW	11,693	10,000	10,236	236
Expiring 11/12/10	Citigroup Global Markets	KRW	11,678	10,000	10,223	223
Expiring 11/12/10	Citigroup Global Markets	KRW	11,676	10,000	10,221	221

Expiring 11/12/10	Citigroup Global Markets	KRW	11,619	10,000	10,171	171
Expiring 11/12/10	Citigroup Global Markets	KRW	11,590	10,000	10,146	146
Expiring 11/12/10	Citigroup Global Markets	KRW	11,547	10,000	10,108	108
Expiring 11/12/10	Deutsche Bank	KRW	244,335	210,000	213,889	3,889
Expiring 11/12/10	Deutsche Bank	KRW	139,512	120,000	122,128	2,128
Expiring 11/12/10	Deutsche Bank	KRW	69,756	60,000	61,064	1,064
Expiring 11/12/10	Deutsche Bank	KRW	14,727	12,440	12,891	451
Expiring 11/12/10	Deutsche Bank	KRW	11,626	10,000	10,177	177
Expiring 11/12/10	Goldman Sachs & Co.	KRW	70,380	60,000	61,610	1,610
Expiring 11/12/10	Goldman Sachs & Co.	KRW	35,190	30,000	30,805	805
Expiring 11/12/10	Goldman Sachs & Co.	KRW	11,730	10,000	10,268	268
Expiring 11/12/10	Hong Kong & Shanghai Bank	KRW	23,258	20,000	20,360	360
Expiring 11/12/10	JPMorgan Chase	KRW	263,523	230,000	230,686	686
Expiring 11/12/10	JPMorgan Chase	KRW	167,704	141,917	146,806	4,889
Expiring 11/12/10	JPMorgan Chase	KRW	152,081	130,000	133,130	3,130
Expiring 11/12/10	JPMorgan Chase	KRW	137,490	120,000	120,358	358
Expiring 11/12/10	JPMorgan Chase	KRW	113,350	100,000	99,226	(774)
Expiring 11/12/10	JPMorgan Chase	KRW	113,350	100,000	99,226	(774)
Expiring 11/12/10	JPMorgan Chase	KRW	91,660	80,000	80,239	239
Expiring 11/12/10	JPMorgan Chase	KRW	81,890	70,000	71,686	1,686
Expiring 11/12/10	JPMorgan Chase	KRW	78,579	66,497	68,788	2,291
Expiring 11/12/10	JPMorgan Chase	KRW	39,016	33,016	34,154	1,138
Expiring 11/12/10	JPMorgan Chase	KRW	11,699	10,000	10,241	241
Expiring 11/12/10	Morgan Stanley	KRW	368,448	320,000	322,537	2,537
Expiring 11/12/10	Morgan Stanley	KRW	276,264	240,000	241,840	1,840
Expiring 11/12/10	Morgan Stanley	KRW	149,643	130,000	130,997	997
Expiring 11/12/10	Morgan Stanley	KRW	92,088	80,000	80,613	613
Expiring 11/12/10	Morgan Stanley	KRW	27,100	22,938	23,723	785
Expiring 11/12/10	Morgan Stanley	KRW	21,600	18,093	18,909	816
Expiring 11/12/10	Royal Bank of Scotland	KRW	317,390	260,658	277,841	17,183
Expiring 11/12/10	Royal Bank of Scotland	KRW	101,530	83,382	88,879	5,497
Expiring 11/12/10	Royal Bank of Scotland	KRW	33,698	29,000	29,499	499
Expiring 11/12/10	UBS Securities	KRW	795,495	701,000	696,371	(4,629)
Expiring 01/19/11	Barclays Capital Group	KRW	563,746	493,000	492,081	(919)
Expiring 01/19/11	Citigroup Global Markets	KRW	171,945	150,000	150,087	87
Expiring 01/19/11	Deutsche Bank	KRW	171,945	150,000	150,087	87
Swedish Krona,
Expiring 11/04/10	Deutsche Bank	SEK	1,164	166,202	172,528	6,326

				$71,063,957	$72,094,741	$1,030,784

				Value at
		Notional		Settlement		Unrealized
		Amount		Date	Current	Appreciation
Sale Contracts	Counterparty	(000)		Receivable	Value	(Depreciation)(1)
Australian Dollar,
Expiring 10/29/10	Barclays Capital Group	AUD	5,310	$4,713,544	$5,113,783	$(400,239)
Expiring 10/29/10	Barclays Capital Group	AUD	417	389,911	401,596	(11,685)
Expiring 10/29/10	Deutsche Bank	AUD	15,641	13,837,123	15,063,233	(1,226,110)
Expiring 10/29/10	Deutsche Bank	AUD	244	215,860	234,987	(19,127)
Expiring 10/29/10	JPMorgan Chase	AUD	431	391,313	415,079	(23,766)
Expiring 10/29/10	JPMorgan Chase	AUD	408	370,431	392,929	(22,498)
Expiring 10/29/10	Robertson Stephens & Co., Inc.	AUD	628	567,392	604,802	(37,410)
Expiring 10/29/10	Robertson Stephens & Co., Inc.	AUD	279	252,074	268,694	(16,620)
Expiring 10/29/10	UBS Securities	AUD	3,406	3,154,109	3,280,185	(126,076)
Brazilian Real,
Expiring 12/02/10	Hong Kong & Shanghai Bank	BRL	841	468,710	490,476	(21,766)
Expiring 12/02/10	JPMorgan Chase	BRL	533	300,000	310,503	(10,503)
Expiring 12/02/10	Royal Bank of Scotland	BRL	533	300,000	310,853	(10,853)

British Pound,
Expiring 10/25/10	Royal Bank of Scotland	GBP	13,524	21,027,712	21,241,023	(213,311)
Expiring 10/25/10	Royal Bank of Scotland	GBP	5,524	8,585,092	8,676,088	(90,996)
Expiring 12/20/10	UBS Securities	GBP	1,856	2,891,305	2,913,910	(22,605)
Expiring 12/20/10	UBS Securities	GBP	357	556,140	560,488	(4,348)
Canadian Dollar,
Expiring 11/18/10	Credit Suisse First Boston Corp.	CAD	2	1,927	1,941	(14)
Expiring 11/18/10	Royal Bank of Scotland	CAD	20,445	19,971,086	19,848,349	122,737
Expiring 11/18/10	Royal Bank of Scotland	CAD	1,535	1,499,419	1,490,204	9,215
Chinese Yuan,
Expiring 11/16/10	Deutsche Bank	CNY	2,939	438,363	439,505	(1,142)
Expiring 11/17/10	Barclays Capital Group	CNY	4,673	686,500	698,829	(12,329)
Expiring 11/17/10	Barclays Capital Group	CNY	2,572	383,800	384,638	(838)
Expiring 11/17/10	Barclays Capital Group	CNY	1,550	230,867	231,820	(953)
Expiring 11/17/10	Citigroup Global Markets	CNY	2,112	315,350	315,755	(405)
Expiring 11/17/10	Hong Kong & Shanghai Bank	CNY	3,439	515,000	514,276	724
Expiring 11/17/10	Royal Bank of Scotland	CNY	4,622	679,000	691,194	(12,194)
Expiring 11/23/10	Barclays Capital Group	CNY	2,982	443,969	445,934	(1,965)
Expiring 11/23/10	Barclays Capital Group	CNY	40	6,000	5,949	51
Expiring 11/23/10	Citigroup Global Markets	CNY	2,841	423,067	424,883	(1,816)
Expiring 11/23/10	Deutsche Bank	CNY	2,828	421,073	422,880	(1,807)
Expiring 11/23/10	Deutsche Bank	CNY	2,722	405,250	407,171	(1,921)
Expiring 11/23/10	JPMorgan Chase	CNY	3,443	514,000	514,976	(976)
Expiring 11/23/10	JPMorgan Chase	CNY	2,879	428,673	430,641	(1,968)
Expiring 11/23/10	UBS Securities	CNY	2,180	324,252	326,104	(1,852)
Expiring 01/10/11	Barclays Capital Group	CNY	4,668	686,500	699,036	(12,536)
Expiring 01/10/11	Citigroup Global Markets	CNY	10,100	1,490,000	1,512,679	(22,679)
Expiring 01/10/11	JPMorgan Chase	CNY	10,372	1,530,000	1,553,334	(23,334)
Danish Krone,
Expiring 11/04/10	Citigroup Global Markets	DKK	83	14,574	15,180	(606)
Euro,
Expiring 10/26/10	Barclays Capital Group	EUR	2,733	3,503,706	3,725,068	(221,362)
Expiring 10/26/10	JPMorgan Chase	EUR	500	681,243	681,498	(255)
Expiring 10/26/10	Royal Bank of Scotland	EUR	80,450	107,631,638	109,653,038	(2,021,400)
Expiring 11/23/10	Barclays Capital Group	EUR	198	262,195	269,808	(7,613)
Expiring 11/23/10	Citigroup Global Markets	EUR	1,100	1,474,590	1,498,932	(24,342)
Expiring 11/23/10	Credit Suisse First Boston Corp.	EUR	2,409	3,268,960	3,282,660	(13,700)
Expiring 11/23/10	Deutsche Bank	EUR	6,092	7,801,599	8,301,356	(499,757)
Expiring 11/23/10	Morgan Stanley	EUR	1,553	1,973,009	2,116,219	(143,210)
Expiring 11/23/10	Morgan Stanley	EUR	379	485,002	516,450	(31,448)
Expiring 11/23/10	Royal Bank of Scotland	EUR	296	403,727	403,349	378
Expiring 11/23/10	UBS Securities	EUR	490	660,162	667,706	(7,544)
Expiring 11/23/10	UBS Securities	EUR	478	643,995	651,354	(7,359)
Indian Rupee,
Expiring 03/09/11	Barclays Capital Group	INR	185	4,000	4,019	(19)
Expiring 03/09/11	UBS Securities	INR	643	13,877	13,944	(67)
Japanese Yen,
Expiring 11/01/10	Morgan Stanley	JPY	106,377	1,263,985	1,274,645	(10,660)
Expiring 11/01/10	Morgan Stanley	JPY	64,857	770,639	777,138	(6,499)
Expiring 12/06/10	Barclays Capital Group	JPY	178,182	2,116,641	2,135,939	(19,298)
Expiring 12/06/10	Royal Bank of Scotland	JPY	30,599	366,122	366,802	(680)
Expiring 12/16/10		JPY	458,569	5,451,523	5,497,926	(46,403)
Malaysian Ringgit,
Expiring 10/12/10	Citigroup Global Markets	MYR	3	957	1,061	(104)

Expiring 10/12/10	Deutsche Bank	MYR	18	5,722	5,979	(257)
Philippine Peso,
Expiring 11/15/10	Barclays Capital Group	PHP	52	1,119	1,179	(60)
Expiring 11/15/10	Citigroup Global Markets	PHP	72	1,534	1,621	(87)
Expiring 11/15/10	Citigroup Global Markets	PHP	52	1,116	1,179	(63)
Singapore Dollar,
Expiring 03/09/11	Citigroup Global Markets	SGD	85	63,505	64,770	(1,265)
Swedish Krona,
Expiring 11/04/10	Citigroup Global Markets	SEK	1,365	193,292	202,320	(9,028)
Swiss Francs,
Expiring 11/04/10	Citigroup Global Markets	CHF	2	1,972	2,036	(64)
Expiring 12/15/10	Citigroup Global Markets	CHF	2,299	2,240,632	2,341,398	(100,766)
Expiring 12/15/10	Citigroup Global Markets	CHF	1,492	1,480,467	1,519,515	(39,048)
South Korean Won,
Expiring 11/12/10	Barclays Capital Group	KRW	274,324	231,692	240,141	(8,449)
Expiring 11/12/10	Barclays Capital Group	KRW	119,538	100,961	104,643	(3,682)
Expiring 11/12/10	Citigroup Global Markets	KRW	305,397	265,748	267,343	(1,595)
Expiring 11/12/10	Citigroup Global Markets	KRW	267,749	226,283	234,386	(8,103)
Expiring 11/12/10	Citigroup Global Markets	KRW	116,672	98,603	102,134	(3,531)
Expiring 11/12/10	Deutsche Bank	KRW	30,024	25,362	26,282	(920)
Expiring 11/12/10	Morgan Stanley	KRW	55,100	46,637	48,234	(1,597)
Expiring 11/12/10	Morgan Stanley	KRW	44,000	36,855	38,517	(1,662)
Expiring 11/12/10	Royal Bank of Scotland	KRW	268,121	226,779	234,711	(7,932)
Expiring 11/12/10	Royal Bank of Scotland	KRW	202,736	172,000	177,474	(5,474)
Expiring 11/12/10	Royal Bank of Scotland	KRW	202,702	172,000	177,444	(5,444)
Expiring 11/12/10	Royal Bank of Scotland	KRW	116,834	98,819	102,275	(3,456)
Expiring 11/12/10	Royal Bank of Scotland	KRW	113,950	100,000	99,751	249
Expiring 11/12/10	Royal Bank of Scotland	KRW	78,973	67,000	69,132	(2,132)
Expiring 11/12/10	Royal Bank of Scotland	KRW	78,960	67,000	69,121	(2,121)

				$234,132,054	$239,624,404	$(5,492,350)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2010

Interest rate swap agreements outstanding at September 30, 2010:

							Upfront	Unrealized
		Notional Amount				Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)		Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation)(2)
Barclays Bank PLC(1)	06/15/12	AUD	5,700	5.25%	3 month Australian Bank Bill rate	$396	$(1,786)	$2,182
Citigroup, Inc. (1)	06/15/12	AUD	6,200	5.25%	3 month Australian Bank Bill rate	430	(2,487)	2,917
Barclays Bank PLC(1)	12/15/15	AUD	5,300	5.50%	6 month Australian Bank Bill rate	2,347	(3,811)	6,158
Deutsche Bank AG(1)	12/15/20	AUD	2,200	6.00%	6 month Australian Bank Bill rate	68,537	9,719	58,818
Barclays Bank PLC(1)	01/02/12	BRL	2,800	10.68%	Brazilian interbank lending rate	(17,072)	(12,742)	(4,330)
Barclays Bank PLC(1)	01/02/13	BRL	1,400	12.29%	Brazilian interbank lending rate	15,544	4,374	11,170
Barclays Bank PLC(1)	01/02/14	BRL	1,300	11.99%	Brazilian interbank lending rate	8,016	365	7,651
Barclays Bank PLC(1)	01/02/13	BRL	2,200	11.91%	Brazilian interbank lending rate	11,925	9,917	2,008
Credit Suisse International(1)	01/02/12	BRL	6,800	11.76%	Brazilian interbank lending rate	66,083	75,143	(9,060)
Credit Suisse International(1)	01/02/13	BRL	3,600	12.48%	Brazilian interbank lending rate	32,871	(666)	33,537
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	2,900	11.67%	Brazilian interbank lending rate	49,449	18,220	31,229
Goldman Sachs Capital Markets, L.P.(1)	01/02/13	BRL	1,300	11.93%	Brazilian interbank lending rate	8,117	(3,025)	11,142
Goldman Sachs Capital Markets, L.P.(1)	01/02/13	BRL	3,200	11.89%	Brazilian interbank lending rate	19,347	1,441	17,906
Goldman Sachs Capital Markets, L.P.(1)	01/02/14	BRL	14,300	11.96%	Brazilian interbank lending rate	82,950	(9,197)	92,147
HSBC Bank USA, N.A.(1)	01/02/12	BRL	600	14.77%	Brazilian interbank lending rate	34,941	1,936	33,005
HSBC Bank USA, N.A.(1)	01/02/12	BRL	1,600	11.14%	Brazilian interbank lending rate	16,760	4,550	12,210
HSBC Bank USA, N.A.(1)	01/02/12	BRL	2,200	11.36%	Brazilian interbank lending rate	20,357	4,742	15,615
HSBC Bank USA, N.A.(1)	01/02/12	BRL	1,400	11.67%	Brazilian interbank lending rate	23,872	7,062	16,810
HSBC Bank USA, N.A.(1)	01/02/14	BRL	1,000	11.94%	Brazilian interbank lending rate	2,071	2,806	(735)
HSBC Bank USA, N.A.(1)	01/02/12	BRL	25,000	11.53%	Brazilian interbank lending rate	6,933	18,314	(11,381)
HSBC Bank USA, N.A.(1)	01/02/13	BRL	3,600	11.89%	Brazilian interbank lending rate	21,765	23,528	(1,763)
HSBC Bank USA, N.A.(1)	01/02/13	BRL	1,400	11.89%	Brazilian interbank lending rate	8,464	1,578	6,886
HSBC Bank USA, N.A.(1)	01/02/14	BRL	6,300	12.12%	Brazilian interbank lending rate	53,285	11,969	41,316
Merrill Lynch & Co.(1)	01/02/12	BRL	200	14.77%	Brazilian interbank lending rate	11,647	186	11,461
Merrill Lynch & Co.(1)	01/02/12	BRL	17,300	11.33%	Brazilian interbank lending rate	(10,770)	—	(10,770)
Merrill Lynch & Co.(1)	01/02/14	BRL	9,900	11.86%	Brazilian interbank lending rate	9,329	7,140	2,189
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	1,700	11.67%	Brazilian interbank lending rate	28,987	7,934	21,053
Morgan Stanley Capital Services, Inc.(1)	01/02/13	BRL	4,000	11.98%	Brazilian interbank lending rate	27,729	31,526	(3,797)
Morgan Stanley Capital Services, Inc.(1)	01/02/13	BRL	1,200	11.98%	Brazilian interbank lending rate	8,318	—	8,318
Morgan Stanley Capital Services, Inc.(1)	01/02/13	BRL	1,400	12.59%	Brazilian interbank lending rate	14,480	1,703	12,777
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	300	11.63%	Brazilian interbank lending rate	1,429	(365)	1,794
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	3,400	11.29%	Brazilian interbank lending rate	(2,958)	(3,591)	633
Royal Bank of Scotland PLC(1)	01/02/12	BRL	6,300	11.25%	Brazilian interbank lending rate	(7,743)	—	(7,743)
UBS AG(1)	01/02/12	BRL	3,400	10.58%	Brazilian interbank lending rate	(28,154)	(7,711)	(20,443)
UBS AG(1)	01/02/12	BRL	1,000	11.02%	Brazilian interbank lending rate	7,263	—	7,263
UBS AG(1)	01/02/13	BRL	2,100	12.07%	Brazilian interbank lending rate	17,453	(6,105)	23,558
JPMorgan Chase Bank(1)	10/15/11	EUR	100	2.03%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	4,703	—	4,703
JPMorgan Chase Bank(1)	07/14/11	EUR	700	2.26%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	44,013	—	44,013
Deutsche Bank AG(1)	09/15/12	GBP	100	3.45%	United Kingdom Retail Price Index	236	—	236
Royal Bank of Scotland PLC(1)	09/14/12	GBP	400	3.44%	United Kingdom Retail Price Index	1,024	—	1,024
Bank of America N.A.(1)	12/15/20	JPY	100,000	1.50%	6 month LIBOR	53,183	21,367	31,816
Barclays Bank PLC(1)	12/15/20	JPY	260,000	1.50%	6 month LIBOR	138,274	58,248	80,026
Deutsche Bank AG(1)	12/15/20	JPY	1,720,000	1.50%	6 month LIBOR	914,737	202,771	711,966

						$1,770,568	$475,053	$1,295,515

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.

Credit default swap agreements outstanding at September 30, 2010:

		Notional				Upfront	Unrealized
		Amount#		Reference	Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)(3)	Fixed Rate	Entity/Obligation	Value(5)	Paid (Received)	(Depreciation)(6)
Credit default swaps on credit indices — Sell Protection(1)
Bank of America N.A.	12/20/19	12,700	1.00%	Dow Jones CDX NA IG 13 10Y	$(131,001)	$(160,204)	$29,203
Morgan Stanley Capital Services, Inc.	12/20/15	330	0.46%	Dow Jones CDX NA IG 5 10Y	(38,043)	—	(38,043)

					$(169,044)	$(160,204)	$(8,840)

					Implied Credit
		Notional			Spread at		Upfront	Unrealized
	Termination	Amount#		Reference	September 30,	Fair	Premiums	Appreciation
Counterparty	Date	(000) (3)	Fixed Rate	Entity/Obligation	2010(4)	Value	Paid (Received)	(Depreciation)(6)
Credit default swaps on Corporate and/or Sovereign Issues — Sell Protection (1)
Barclays Bank PLC	03/20/12	$600	1.00%	Goldman Sachs Group, Inc., 6.60%, due 01/15/12	1.035%	$(784)	$(241)	$(543)
Barclays Bank PLC	04/20/14	2,000	3.43%	Russian Federation, 7.50%, due 03/31/30	1.454%	169,861	—	169,861
Barclays Bank PLC	04/20/14	13,000	2.79%	United Mexican States, 7.50%, due 04/08/33	1.053%	967,925	—	967,925
Barclays Bank PLC	06/20/15	500	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.104%	(2,105)	(4,000)	1,895
BNP Paribas	09/20/12	1,400	0.87%	Morgan Stanley, 6.60%, due 04/01/12	1.307%	(13,234)	—	(13,234)
Citigroup, Inc.	12/20/10	1,000	1.00%	Russian Federation, 7.50%, due 03/31/30	0.573%	1,163	99	1,064
Citigroup, Inc.	06/20/15	400	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.619%	7,272	2,939	4,333
Citigroup, Inc.	06/20/15	700	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.619%	12,726	4,901	7,825
Citigroup, Inc.	06/20/15	2,000	0.25%	France (Govt of), 4.25%, due 04/25/19	0.773%	(46,497)	(44,153)	(2,344)
Citigroup, Inc.	09/20/15	1,000	1.00%	Petrobras Intl. Finance Corp., 8.375%, due 12/10/18	1.585%	(26,476)	(31,068)	4,592
Deutsche Bank AG	03/20/11	600	1.00%	Goldman Sachs Group, Inc., 6.60%, due 01/15/12	0.971%	332	408	(76)
Deutsche Bank AG	09/20/12	100	1.00%	Petrobras Intl. Finance Corp., 8.375%, due 12/10/18	1.107%	(179)	(1,139)	960
Deutsche Bank AG	09/20/12	2,500	1.00%	Petrobras Intl. Finance Corp., 8.375%, due 12/10/18	1.107%	(4,474)	(28,447)	23,973
Deutsche Bank AG	04/20/14	2,000	2.83%	United Mexican States, 7.50%, due 04/08/33	1.053%	152,058	—	152,058
Deutsche Bank AG	05/20/14	6,000	3.56%	Russian Federation, 7.50%, due 03/31/30	1.460%	529,454	—	529,454
Deutsche Bank AG	06/20/14	3,300	2.98%	Russian Federation, 7.50%, due 03/31/30	1.465%	210,588	—	210,588
Deutsche Bank AG	06/20/15	500	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.619%	9,090	3,470	5,620
Deutsche Bank AG	06/20/15	500	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.619%	9,090	3,924	5,166
Deutsche Bank AG	06/20/15	1,000	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.619%	18,180	4,288	13,892
Deutsche Bank AG	06/20/15	1,300	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.619%	23,633	10,789	12,844
Deutsche Bank AG	06/20/20	600	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.396%	(20,282)	(19,079)	(1,203)
Goldman Sachs Capital Markets, L.P.	12/20/10	1,500	1.00%	Russian Federation, 7.50%, due 03/31/30	0.573%	1,744	198	1,546
Goldman Sachs Capital Markets, L.P.	09/20/11	200	1.00%	BP Capital Markets America, 4.20%, due 06/15/18	0.743%	764	(8,429)	9,193
Goldman Sachs Capital Markets, L.P.	09/20/15	8,200	1.00%	Australian Government, 6.50%, due 05/15/13	0.452%	229,128	175,708	53,420
HSBC Bank USA, N.A.	09/20/15	2,000	1.00%	Petrobras Intl. Finance Corp., 8.375%, due 12/10/18	1.585%	(52,953)	(62,136)	9,183
Morgan Stanley Capital Services, Inc.	09/20/12	2,000	1.00%	Petrobras Intl. Finance Corp., 8.375%, due 12/10/18	1.107%	(8,819)	(11,952)	3,133
Morgan Stanley Capital Services, Inc.	06/20/15	4,500	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.619%	81,807	19,297	62,510
Royal Bank of Scotland PLC	06/20/15	500	1.00%	Republic of Italy, 6.875%, due 09/27/23	1.944%	(20,265)	(11,219)	(9,046)
Royal Bank of Scotland PLC	06/20/15	500	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.104%	(2,106)	(8,968)	6,862
UBS AG	06/20/15	1,900	1.00%	Australian Government, 6.50%, due 05/15/13	0.438%	49,879	33,763	16,116

						$2,276,520	$28,953	$2,247,567

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

		Notional					Upfront	Unrealized
	Termination	Amount#			Reference	Fair	Premiums	Appreciation
Counterparty	Date	(000)(3)		Fixed Rate	Entity/Obligation	Value	Paid (Received)	(Depreciation)(6)
Credit default swaps - Buy Protection (2)
Bank of America N.A.	03/20/11		$100	0.29%	Alcan, Inc., 6.45%, due 03/15/11	$(96)	$—	$(96)
Bank of America N.A.	06/20/12		100	0.91%	XStrata Canada Corp., 7.35%, due 06/05/12	(272)	—	(272)
Bank of America N.A.	09/20/12		200	0.34%	UST, Inc., 6.625%, due 07/15/12	(688)	—	(688)
Bank of America N.A.	12/20/12		1,100	0.62%	Autozone, Inc., 5.875%, due 10/15/12	(4,849)	—	(4,849)
Bank of America N.A.	03/20/14		1,000	1.39%	Liberty Mutual Group, 5.75%, due 03/15/14	28,302	—	28,302
Bank of America N.A.	09/20/15		1,000	0.99%	Marsh & McLennan Cos. Inc., 5.75%, due 09/15/15	14,670	—	14,670
Bank of America N.A.	06/20/16		1,400	0.87%	Autozone, Inc., 6.95%, due 06/15/16	(6,874)	—	(6,874)
Bank of America N.A.	06/20/18		600	1.49%	Starwood Hotels & Resort, 6.75%, due 05/15/18	15,381	—	15,381
Bank of Nova Scotia	06/20/12		200	0.50%	HSBC Finance Corp., 7.00%, due 05/15/12	1,633	—	1,633
Barclays Bank PLC	06/20/13		100	1.00%	Embarq Corp., 7.08%, due 06/01/16	537	(1,313)	1,850
Barclays Bank PLC	06/20/13		500	1.45%	Rexam PLC, 6.75%, due 06/01/23	(5,788)	—	(5,788)
Barclays Bank PLC	06/20/13		774	1.55%	Dow Jones CDX NA IG 10 5Y	(9,287)	(6,873)	(2,414)
Barclays Bank PLC	06/20/15		300	2.93%	Health Care REIT, 5.875%, due 05/15/15	(19,625)	—	(19,625)
Barclays Bank PLC	12/20/17		194	0.80%	Dow Jones CDX NA IG 9 10Y	7,116	1,738	5,378
BNP Paribas	06/20/11		100	4.03%	D. R. Horton, Inc., 6.00%, due 04/15/11	(2,201)	—	(2,201)
BNP Paribas	06/20/11		100	1.76%	Tate & Lyle PLC, 6.125%, due 06/15/11	(978)	—	(978)
Citigroup, Inc.	06/20/13		1,000	1.17%	Vivendi, 5.75%, due 04/04/13	(11,294)	—	(11,294)
Citigroup, Inc.	09/20/13		100	0.59%	Sealed Air Corp, 5.625%, due 07/15/13	2,156	—	2,156
Citigroup, Inc.	12/20/16		1,000	1.91%	Masco Corp., 6.125%, due 10/03/16	59,594	—	59,594
Citigroup, Inc.	09/20/17		900	1.00%	Cytec Industries, Inc., 4.60%, due 07/01/13	26,143	70,100	(43,957)
Citigroup, Inc.	06/20/18		1,000	0.69%	Pearson, 6.25%, due 05/06/18	(3,934)	—	(3,934)
Deutsche Bank AG	03/20/11		1,100	1.00%	Albertson’s, 7.25%, due 05/01/13	11,749	4,164	7,585
Deutsche Bank AG	09/20/11		100	0.62%	Nationwide Health, 6.50%, due 07/15/11	(61)	—	(61)
Deutsche Bank AG	09/20/11		100	0.62%	Nationwide Health, 6.50%, due 07/15/11	(61)	—	(61)
Deutsche Bank AG	03/20/12		100	0.42%	Southwest Airlines Co., 6.50%, due 03/01/12	414	—	414
Deutsche Bank AG	06/20/13		5,905	1.55%	Dow Jones CDX NA IG 10 5Y	(70,813)	(9,978)	(60,835)
Deutsche Bank AG	06/20/14		2,083	1.00%	Dow Jones CDX NA IG 12 5Y	(9,298)	50,754	(60,052)
Deutsche Bank AG	12/20/14		660	1.00%	Jones Apparel Group, 5.125%, due 11/15/14	21,064	17,666	3,398
Deutsche Bank AG	03/20/15		800	5.00%	New York Times Co., 5.00%, due 03/15/15	(85,742)	(60,252)	(25,490)
Deutsche Bank AG	06/20/16		1,000	0.72%	Autozone, Inc., 6.95%, due 06/15/16	3,310	—	3,310
Deutsche Bank AG	09/20/16		100	0.51%	Goodrich (BF) Co., 6.29%, due 07/01/16	140	—	140
Deutsche Bank AG	06/20/17		300	1.00%	J.C. Penney Corp., 6.375%, due 10/15/36	22,180	16,931	5,249
Deutsche Bank AG	06/20/18		678	1.50%	Dow Jones CDX NA IG 10 10Y	(7,016)	(8,963)	1,947
Deutsche Bank AG	06/20/18		2,400	0.84%	Spectra Energy Capital, 6.20%, due 04/15/18	14,804	—	14,804
Goldman Sachs Capital Markets, L.P.	03/20/13		1,300	1.00%	Hanson Ltd., 7.875%, due 09/27/10	18,177	(1,468)	19,645
Goldman Sachs Capital Markets, L.P.	06/20/13		678	1.55%	Dow Jones CDX NA IG 10 5Y	(8,126)	(4,034)	(4,092)
Goldman Sachs Capital Markets, L.P.	06/20/17		1,000	0.58%	Cardinal Health, Inc., 6.00%, due 06/15/17	5,648	—	5,648
Goldman Sachs Capital Markets, L.P.	09/20/17		500	3.55%	Limited Brands, Inc., 6.90%, due 07/15/17	(38,306)	—	(38,306)
Goldman Sachs Capital Markets, L.P.	06/20/18		2,807	1.50%	Dow Jones CDX NA IG 10 10Y	(29,061)	(31,556)	2,495
Merrill Lynch & Co.	06/20/11		100	0.51%	Boston Scientific Corp., 6.00%, due 06/15/11	121	—	121
Merrill Lynch & Co.	12/20/11		100	0.28%	Orix Corp., 5.48%, due 11/22/11	1,199	—	1,199
Merrill Lynch & Co.	03/20/12		100	0.23%	CSX Corp., 6.30%, due 03/15/12	51	—	51
Merrill Lynch & Co.	12/20/17		500	1.37%	American General Finance Corp., 6.90%, due 12/15/17	134,013	—	134,013
Merrill Lynch & Co.	12/20/17		1,900	1.37%	American General Finance Corp., 6.90%, due 12/15/17	509,249	—	509,249
Merrill Lynch & Co.	12/15/19		235	3.78%	Saratoga CLO, Ltd., 5.45%, due 12/15/19	150,171	936	149,235
Merrill Lynch & Co.	12/15/19		300	1.88%	Saratoga CLO, Ltd., 5.45%, due 12/15/19	97,060	1,631	95,429
Merrill Lynch & Co.	04/15/20		300	1.95%	Race Point CLO, 7.01%, due 04/15/20	104,650	769	103,881
Merrill Lynch & Co.	04/15/20		300	4.03%	Race Point CLO, 9.61%, due 04/15/20	127,427	1,647	125,780
Morgan Stanley Capital Services, Inc.	03/20/13		1,000	0.62%	Computer Sciences Corp., 5.50%, due 03/15/13	(2,264)	—	(2,264)
Morgan Stanley Capital Services, Inc.	09/20/14		1,400	5.00%	Macy's Retail Holdings, Inc., 7.45%, due 07/15/17	(185,543)	(115,189)	(70,354)
Morgan Stanley Capital Services, Inc.	12/20/17		1,646	0.80%	Dow Jones CDX NA IG 9 10Y	60,482	28,290	32,192
Morgan Stanley Capital Services, Inc.	12/20/12		500	0.14%	Dow Jones CDX NA IG 5 7Y	8,467	—	8,467
Morgan Stanley Capital Services, Inc.	12/20/17		100	0.73%	Motorola Inc., 6.00%, due 11/15/17	3,206	—	3,206
Morgan Stanley Capital Services, Inc.	06/20/18		3,582	1.50%	Dow Jones CDX NA IG 10 10Y	(37,078)	(28,273)	(8,805)
Royal Bank of Scotland PLC	12/20/17		400	2.35%	Barclays Bank PLC, 4.50%, due 03/04/19	(12,260)	—	(12,260)
Royal Bank of Scotland PLC	12/20/17		2,000	1.30%	American General Finance Corp., 6.90%, due 12/15/17	541,473	—	541,473
UBS AG	03/20/17	EUR	800	1.00%	Royal Bank of Scotland PLC, 6.00%, due 05/10/13	102,969	88,918	14,051

						$1,542,041	$15,645	$1,526,396

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2010.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Total Return swap agreements outstanding at September 30, 2010:

		Notional			Upfront
		Amount#		Fair	Premiums	Unrealized
Counterparty	Termination Date	(000)	Description	Value	Paid (Received)	Appreciation(1)
Bank of America N.A.	04/29/11	$8,289	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA -16bps.	$1,610,578	$39,909	$1,570,669
Barclays Bank PLC	10/27/10	29,100	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	127,621	—	127,621
Credit Suisse International	10/27/10	13,050	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	57,239	—	57,239
Credit Suisse International	01/31/11	7,850	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA -10bps.	1,525,358	64,776	1,460,582
Credit Suisse International	08/31/11	2,323	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA -10bps.	431,897	128,785	303,112
Morgan Stanley Capital Services, Inc.	10/27/10	42,340	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	185,686	—	185,686

				$3,938,379	$233,470	$3,704,909

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

(1)	The amount represents the fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$1,707,055,044	$—	$479,821
Preferred Stocks	1,875,682	—	—
Rights	141,348	—	—
Asset-Backed Securities	—	11,888,623	2,113,184
Bank Loans	—	4,460,729	—
Commerical Mortgage-Backed Securities	—	6,994,294	1,805,042
Convertible Bonds	—	2,697,375	—
Corporate Obligations	—	316,509,367	—
Foreign Government Bonds	—	132,264,307	—
Municipal Bonds	—	19,984,481	—
Residential Mortgage-Backed Securities	—	54,445,358	1,905,987
U.S. Government Agency Obligations	—	15,610,836	—
U.S. Government Mortgage-Backed Obligations	—	110,554,541	—
U.S. Treasury Obligations	—	397,803,668	—
Repurchase Agreements	—	145,800,000	—
Affiliated Money Market Mutual Fund	370,424,101	—	—
Written Options	(13,163)	(3,502,446)	(237,176)
Short Sale — U.S. Government Mortgage-Backed Security	—	(3,154,686)	—
Other Financial Instuments*
Futures	4,959,155	—	—
Foreign Forward Currency Contracts	—	(4,461,566)	—
Interest Rate Swaps	—	1,295,515	—
Credit Default Swaps	—	3,615,888	149,235
Total Return Swaps	—	3,704,909	—

Total	$2,084,442,167	$1,216,511,193	$6,216,093

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%

AFFILIATED MUTUAL FUNDS
AST Federated Aggressive Growth Portfolio	793,743	$6,540,440
AST Goldman Sachs Concentrated Growth Portfolio	1,636,005	41,063,729
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,067,892	5,296,743
AST International Growth Portfolio	3,632,359	38,938,893
AST International Value Portfolio	2,584,298	38,066,711
AST Jennison Large-Cap Growth Portfolio	2,253,896	24,522,389
AST Jennison Large-Cap Value Portfolio	1,917,902	20,655,809
AST Large-Cap Value Portfolio	6,946,076	83,908,596
AST Marsico Capital Growth Portfolio	1,927,281	32,860,144
AST MFS Growth Portfolio	4,675,229	40,814,749
AST Mid-Cap Value Portfolio	396,197	4,175,920
AST Money Market Portfolio	27,250	27,250
AST Neuberger Berman Mid-Cap Growth Portfolio*	310,553	5,847,711
AST Parametric Emerging Markets Equity Portfolio	1,504,455	13,991,434
AST Small-Cap Growth Portfolio	361,030	6,180,832
AST Small-Cap Value Portfolio	1,031,001	12,114,267
AST T. Rowe Price Large-Cap Growth Portfolio*	2,250,112	24,818,731
AST T. Rowe Price Natural Resources Portfolio	438,490	8,305,003
AST Value Portfolio	4,478,200	34,661,271

TOTAL LONG-TERM INVESTMENTS (cost $411,367,834)		442,790,622

SHORT-TERM INVESTMENT — 0.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,344,486)	2,344,486	2,344,486

TOTAL INVESTMENTS(w) — 99.9% (cost $413,712,320)		445,135,108

Other assets in excess of liabilities — 0.1%		335,612

NET ASSETS — 100.0%		$445,470,720

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Affiliated Mutual Funds	$445,135,108	$—	$—

Total	$445,135,108	$—	$—

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.0%

COMMON STOCKS

Advertising — 0.5%
Interpublic Group of Cos., Inc. (The)*(a)	106,700	$1,070,201

Aerospace & Defense — 1.7%
Northrop Grumman Corp.	44,200	2,679,846
Raytheon Co.	18,800	859,348

		3,539,194

Agriculture — 1.9%
Archer-Daniels-Midland Co.	57,000	1,819,440
Bunge Ltd. (Bermuda)(a)	37,100	2,194,836

		4,014,276

Airlines — 0.8%
Delta Air Lines, Inc.*	137,100	1,595,844

Automobile Manufacturers — 0.8%
Ford Motor Co.*(a)	132,900	1,626,696

Automotive Parts & Equipment — 1.1%
Lear Corp.*	15,600	1,231,308
TRW Automotive Holdings Corp.*	26,300	1,093,028

		2,324,336

Banks — 2.9%
Capital One Financial Corp.	43,300	1,712,515
Citigroup, Inc.*	349,200	1,361,880
Comerica, Inc.	31,700	1,177,655
Fifth Third Bancorp	148,200	1,782,846

		6,034,896

Beverages — 0.9%
Constellation Brands, Inc. (Class A Stock)*(a)	105,000	1,857,450

Biotechnology — 1.6%
Amgen, Inc.*	32,700	1,802,097
Gilead Sciences, Inc.*(a)	41,100	1,463,571

		3,265,668

Broadcasting — 0.9%
CBS Corp. (Class B Stock)(a)	117,700	1,866,722

Chemicals — 1.9%
Agrium, Inc. (Canada)(a)	7,700	577,423
CF Industries Holdings, Inc.	11,000	1,050,500
E.I. du Pont de Nemours & Co.	50,300	2,244,386

		3,872,309

Clothing & Apparel — 0.4%
Jones Apparel Group, Inc.	46,900	921,116

Computer Hardware — 2.1%
Dell, Inc.*	166,200	2,153,952
Hewlett-Packard Co.	53,200	2,238,124

		4,392,076

Conglomerates — 1.3%
Altria Group, Inc.	116,300	2,793,526

Consumer Products & Services — 2.4%
Procter & Gamble Co. (The)	83,400	5,001,498

Diversified Manufacturing — 2.7%
Eaton Corp.	10,900	899,141
Ingersoll-Rand PLC (Ireland)	65,200	2,328,292
Parker Hannifin Corp.	27,200	1,905,632
SPX Corp.	7,700	487,256

		5,620,321

Electric — 3.3%
American Electric Power Co., Inc.	12,200	442,006
CMS Energy Corp.	65,000	1,171,300
Constellation Energy Group, Inc.	53,600	1,728,064
Edison International	40,400	1,389,356
Pepco Holdings, Inc.	56,100	1,043,460
Pinnacle West Capital Corp.	29,000	1,196,830

		6,971,016

Electronic Components & Equipment — 1.7%
General Electric Co.	216,700	3,521,375

Electronics — 2.1%
Garmin Ltd. (Switzerland)(a)	58,700	1,781,545
Thomas & Betts Corp.*(a)	26,100	1,070,622
Tyco Electronics Ltd. (Switzerland)	55,600	1,624,632

		4,476,799

Entertainment & Leisure — 0.5%
Royal Caribbean Cruises Ltd. (Liberia)*(a)	36,300	1,144,539

Financial — Bank & Trust — 5.7%
Bank of America Corp.	342,400	4,488,864
BB&T Corp.	58,000	1,396,640
Wells Fargo & Co.	242,100	6,083,973

		11,969,477

Financial Services — 5.4%
Goldman Sachs Group, Inc. (The)	13,100	1,893,998
JPMorgan Chase & Co.	195,400	7,438,878
Morgan Stanley	75,500	1,863,340

		11,196,216

Food — 3.1%
ConAgra Foods, Inc.	43,700	958,778
JM Smucker Co. (The)	4,100	248,173
Safeway, Inc.	87,700	1,855,732
Sara Lee Corp.	136,000	1,826,480
Smithfield Foods, Inc.*(a)	91,300	1,536,579

		6,425,742

Gas — 0.6%
NiSource, Inc.	66,700	1,160,580

Healthcare Products — 3.4%
Johnson & Johnson	115,900	7,181,164

Healthcare Providers & Services — 0.6%
Community Health Systems, Inc.*	5,700	176,529
UnitedHealth Group, Inc.	29,500	1,035,745

		1,212,274

Home Builders — 1.3%
D.R. Horton, Inc.	47,400	527,088
NVR, Inc.*	2,100	1,359,813

Pulte Group, Inc.*	87,400	765,624

		2,652,525

Household Products/Wares — 0.8%
Kimberly-Clark Corp.	26,700	1,736,835

Insurance — 3.5%
ACE Ltd. (Switzerland)	11,200	652,400
Allstate Corp. (The)	24,000	757,200
Berkshire Hathaway, Inc. (Class B Stock)*	24,100	1,992,588
Chubb Corp.	11,400	649,686
Travelers Cos., Inc. (The)	47,900	2,495,590
XL Group PLC (Ireland)	38,100	825,246

		7,372,710

Iron & Steel — 0.4%
Cliffs Natural Resources, Inc.	3,500	223,720
Steel Dynamics, Inc.	43,500	613,785

		837,505

IT Services — 0.2%
Accenture PLC (Class A Stock) (Ireland)	8,000	339,920

Machinery — Construction & Mining — 0.4%
Terex Corp.*(a)	36,200	829,704

Media — 7.5%
Cablevision Systems Corp. (Class A Stock)	63,100	1,652,589
Comcast Corp. (Class A Stock)	156,200	2,824,096
DIRECTV (Class A Stock)*(a)	48,800	2,031,544
Gannett Co., Inc.	86,500	1,057,895
News Corp. (Class A Stock)	190,300	2,485,318
Time Warner Cable, Inc.	57,700	3,115,223
Time Warner, Inc.	85,600	2,623,640

		15,790,305

Metal Fabricate/Hardware — 0.3%
Commercial Metals Co.	38,700	560,763

Metals & Mining — 1.0%
Freeport-McMoRan Copper & Gold, Inc.	24,000	2,049,360

Movies & Entertainment — 0.4%
Viacom, Inc. (Class B Stock)	25,400	919,226

Oil & Gas — 10.6%
Apache Corp.	9,500	928,720
Chevron Corp.	26,300	2,131,615
ConocoPhillips	58,600	3,365,398
Devon Energy Corp.	39,900	2,583,126
Ensco International PLC, ADR (United Kingdom)	46,500	2,079,945
Forest Oil Corp.*	48,000	1,425,600
Hess Corp.	38,000	2,246,560
Marathon Oil Corp.	76,700	2,538,770
Newfield Exploration Co.*	33,700	1,935,728
Nexen, Inc. (Canada)	89,100	1,790,910
Rowan Cos., Inc.*(a)	40,200	1,220,472

		22,246,844

Pharmaceuticals — 5.3%
AstraZeneca PLC, ADR (United Kingdom)(a)	37,100	1,880,970
Merck & Co., Inc.	62,900	2,315,349
Pfizer, Inc.	404,400	6,943,548

		11,139,867

Retail — 3.4%
Gap, Inc. (The)	106,900	1,992,616
Kohl’s Corp.*	32,500	1,712,100
Office Depot, Inc.*	151,100	695,060
Ross Stores, Inc.(a)	29,600	1,616,752
TJX Cos., Inc. (The)	22,800	1,017,564

		7,034,092

Retail & Merchandising — 0.5%
Foot Locker, Inc.	76,400	1,110,092

Semiconductors — 0.6%
Intel Corp.	60,000	1,153,800

Software — 1.0%
Microsoft Corp.	87,100	2,133,079

Telecommunications — 6.7%
AT&T, Inc.	208,400	5,960,240
CenturyLink, Inc.	37,600	1,483,696
Motorola, Inc.*(a)	199,100	1,698,323
Sprint Nextel Corp.*	175,400	812,102
Verizon Communications, Inc.	64,700	2,108,573
Vodafone Group PLC, ADR (United Kingdom)(a)	79,000	1,959,990

		14,022,924

Tobacco — 0.8%
Reynolds American, Inc.	28,200	1,674,798

TOTAL LONG-TERM INVESTMENTS (cost $196,042,317)		198,659,660

SHORT-TERM INVESTMENT — 15.9%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $33,288,580; includes $26,125,189 of cash collateral for securities on loan)(b)(w)	33,288,580	33,288,580

TOTAL INVESTMENTS — 110.9% (cost $229,330,897)		231,948,240

Liabilities in excess of other assets — (10.9)%		(22,785,593)

NET ASSETS — 100.0%		$209,162,647

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $25,178,504; cash collateral of $26,125,189 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$198,659,660	$—	$—
Affiliated Money Market Mutual Fund	33,288,580	—	—

Total	$231,948,240	$—	$—

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.5%

COMMON STOCKS

Advertising — 0.7%
Interpublic Group of Cos., Inc. (The)*(a)	584,260	$5,860,128

Aerospace & Defense — 3.2%
Goodrich Corp.	54,400	4,010,912
ITT Corp.	63,900	2,992,437
L-3 Communications Holdings, Inc.	57,700	4,169,979
Raytheon Co.	220,100	10,060,771
United Technologies Corp.	76,500	5,449,095

		26,683,194

Banks — 2.2%
Northern Trust Corp.	138,500	6,681,240
PNC Financial Services Group, Inc.	223,320	11,592,541

		18,273,781

Beverages — 0.8%
Molson Coors Brewing Co. (Class B Stock)	144,200	6,809,124

Biotechnology — 3.5%
Amgen, Inc.*	532,000	29,318,520

Commercial Services — 0.9%
Hewitt Associates, Inc. (Class A Stock)*	100,000	5,043,000
SEI Investments Co.	128,500	2,613,690

		7,656,690

Computers — 3.5%
EMC Corp.*	284,600	5,780,226
Hewlett-Packard Co.	321,000	13,504,470
MICROS Systems, Inc.*	158,080	6,691,526
Teradata Corp.*	86,800	3,347,008

		29,323,230

Diversified Financial Services — 2.4%
BlackRock, Inc.	39,200	6,673,800
Franklin Resources, Inc.	62,500	6,681,250
IntercontinentalExchange, Inc.*	59,350	6,215,132

		19,570,182

Diversified Manufacturing — 4.4%
Dover Corp.	406,800	21,239,028
Honeywell International, Inc.(a)	341,900	15,023,086

		36,262,114

Electric — 0.8%
DTE Energy Co.	152,400	6,999,732

Electronic Components & Equipment — 3.4%
AMETEK, Inc.	164,400	7,853,388
Emerson Electric Co.	246,100	12,959,626
Hubbell, Inc. (Class B Stock)	150,800	7,653,100

		28,466,114

Electronics — 0.8%
Arrow Electronics, Inc.*	121,105	3,237,137
Thermo Fisher Scientific, Inc.*	65,300	3,126,564

		6,363,701

Engineering & Construction — 1.1%
URS Corp.*	230,600	8,758,188

Financial — Bank & Trust — 2.0%
Bank of America Corp.	421,800	5,529,798
State Street Corp.	194,165	7,312,254
Wells Fargo & Co.	141,400	3,553,382

		16,395,434

Financial Services — 3.8%
Goldman Sachs Group, Inc. (The)	54,700	7,908,526
JPMorgan Chase & Co.	616,980	23,488,428

		31,396,954

Food — 2.6%
ConAgra Foods, Inc.	224,990	4,936,281
General Mills, Inc.	73,100	2,671,074
Kroger Co. (The)	634,319	13,739,349

		21,346,704

Gas — 0.9%
Energen Corp.	162,400	7,424,928

Healthcare Providers & Services — 5.0%
AmerisourceBergen Corp.(a)	221,670	6,796,402
Cardinal Health, Inc.	155,300	5,131,112
Medco Health Solutions, Inc.*	114,766	5,974,718
Quest Diagnostics, Inc.	55,400	2,796,038
UnitedHealth Group, Inc.	606,113	21,280,627

		41,978,897

Household Products/Wares — 0.7%
Kimberly-Clark Corp.(a)	92,000	5,984,600

Insurance — 9.5%
ACE Ltd. (Switzerland)	414,750	24,159,188
Arch Capital Group Ltd. (Bermuda)*(a)	81,760	6,851,488
AXIS Capital Holdings Ltd. (Bermuda)	627,160	20,658,650
Loews Corp.	165,360	6,267,144
RenaissanceRe Holdings Ltd. (Bermuda)	79,220	4,750,031
Transatlantic Holdings, Inc.	63,000	3,201,660
Travelers Cos., Inc. (The)	255,380	13,305,298

		79,193,459

Machinery & Equipment — 0.4%
Joy Global, Inc.	45,255	3,182,332

Media — 6.0%
Comcast Corp. (Class A Stock)	1,263,115	22,837,119
News Corp. (Class A Stock)	956,780	12,495,547
Time Warner, Inc.	489,215	14,994,440

		50,327,106

Metal Fabricate/Hardware
Valmont Industries, Inc.	1,100	79,640

Oil & Gas — 12.5%
BP PLC, ADR (United Kingdom)(a)	507,800	20,906,126
Chevron Corp.	427,200	34,624,560
Exxon Mobil Corp.	467,600	28,893,004
Helmerich & Payne, Inc.	190,600	7,711,676
Noble Corp. (Switzerland)	157,720	5,329,359

Occidental Petroleum Corp.	83,100	6,506,730

		103,971,455

Oil & Gas Services — 0.7%
Oceaneering International, Inc.*	105,710	5,693,541

Pharmaceuticals — 5.7%
Abbott Laboratories	126,300	6,597,912
Eli Lilly & Co.(a)	156,450	5,715,118
Endo Pharmaceuticals Holdings, Inc.*	120,140	3,993,454
Forest Laboratories, Inc.*	316,906	9,801,903
Merck & Co., Inc.	241,904	8,904,486
Pfizer, Inc.	720,510	12,371,157

		47,384,030

Retail — 2.5%
Kohl’s Corp.*	130,900	6,895,812
Target Corp.	262,900	14,049,376

		20,945,188

Semiconductors — 1.7%
Intel Corp.	590,100	11,347,623
Texas Instruments, Inc.	116,760	3,168,866

		14,516,489

Software — 3.9%
Autodesk, Inc.*	93,830	2,999,745
Intuit, Inc.*	68,445	2,998,576
Microsoft Corp.	583,900	14,299,711
Oracle Corp.	245,900	6,602,415
VeriFone Systems, Inc.*	166,044	5,158,987

		32,059,434

Telecommunications — 6.4%
Amdocs Ltd. (Guernsey)*	261,100	7,483,126
AT&T, Inc.	708,400	20,260,240
Cisco Systems, Inc.*	187,000	4,095,300
Qwest Communications International, Inc.(a)	3,364,000	21,092,280

		52,930,946

Tobacco — 3.4%
Lorillard, Inc.	200,500	16,102,155
Philip Morris International, Inc.	221,740	12,421,875

		28,524,030

Transportation — 1.1%
Norfolk Southern Corp.	159,900	9,515,649

TOTAL LONG-TERM INVESTMENTS (cost $758,631,680)		803,195,514

SHORT-TERM INVESTMENT — 11.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $97,816,539; includes $58,683,499 of cash collateral for securities on loan)(b)(w)	97,816,539	97,816,539

TOTAL INVESTMENTS — 108.2% (cost $856,448,219)		901,012,053

Liabilities in excess of other assets — (8.2)%		(68,570,491)

NET ASSETS — 100.0%		$832,441,562

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $57,640,706; cash collateral of $58,683,499 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$803,195,514	$—	$—
Affiliated Money Market Mutual Fund	97,816,539	—	—

Total	$901,012,053	$—	$—

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%

COMMON STOCKS

Aerospace — 1.4%
General Dynamics Corp.	2,013	$126,436
Lockheed Martin Corp.	2,052	146,267
Northrop Grumman Corp.	38,449	2,331,163
Raytheon Co.	9,521	435,205

		3,039,071

Automobile Manufacturers — 1.2%
Ford Motor Co.*(a)	135,055	1,653,073
Oshkosh Corp.*	41,279	1,135,173

		2,788,246

Automotive Parts — 0.3%
Goodyear Tire & Rubber Co. (The)*	2,003	21,532
TRW Automotive Holdings Corp.*	17,549	729,337

		750,869

Beverages — 1.4%
Coca-Cola Co. (The)	12,992	760,292
Coca-Cola Enterprises, Inc.	18,226	565,006
Dr. Pepper Snapple Group, Inc.	50,398	1,790,137
PepsiCo, Inc.	1,970	130,887

		3,246,322

Biotechnology — 1.9%
Amgen, Inc.*	59,049	3,254,191
Biogen Idec, Inc.*(a)	10,385	582,806
Cubist Pharmaceuticals, Inc.*	15,788	369,281

		4,206,278

Cable Television — 0.8%
Comcast Corp. (Class A Stock)	95,421	1,725,212

Chemicals — 2.4%
Ashland, Inc.	38,883	1,896,324
Cytec Industries, Inc.	2,593	146,193
E.I. du Pont de Nemours & Co.	55,503	2,476,544
Lubrizol Corp. (The)	1,424	150,901
Minerals Technologies, Inc.	3,355	197,677
OM Group, Inc.*	19,451	585,864

		5,453,503

Clothing & Apparel — 0.5%
Jones Apparel Group, Inc.	53,274	1,046,301
Timberland Co. (The) (Class A Stock)*	8,473	167,850

		1,214,151

Commercial Services — 0.5%
Automatic Data Processing, Inc.	13,010	546,810
Convergys Corp.	49,402	516,251
H&R Block, Inc.	12,427	160,930

		1,223,991

Computer Hardware — 6.8%
Apple, Inc.*	13,773	3,908,089
EMC Corp.*	32,101	651,971
Hewlett-Packard Co.	76,291	3,209,563
International Business Machines Corp.	44,352	5,949,377
Western Digital Corp.*	55,862	1,585,922

		15,304,922

Computer Services & Software — 4.9%
Accenture PLC (Class A Stock) (Ireland)	42,676	1,813,303
Computer Sciences Corp.(a)	23,680	1,089,280
Intuit, Inc.*	33,771	1,479,507
Lexmark International, Inc. (Class A Stock)*	7,858	350,624
Microsoft Corp.	174,867	4,282,493
Seagate Technology (Ireland)*(a)	111,893	1,318,100
Synaptics, Inc.*(a)	3,623	101,951
Synopsys, Inc.*	18,995	470,506

		10,905,764

Computers — 0.4%
SanDisk Corp.*	24,914	913,098

Conglomerates — 0.3%
Philip Morris International, Inc.	11,615	650,672

Consumer Products & Services — 7.4%
American Greetings Corp. (Class A Stock)	15,999	297,421
Blyth, Inc.	1,091	44,993
Johnson & Johnson	91,028	5,640,095
Kimberly-Clark Corp.(a)	35,833	2,330,937
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)(a)	4,754	300,595
Procter & Gamble Co. (The)*	67,103	4,024,167
Rent-A-Center, Inc.	51,932	1,162,238
Reynolds American, Inc.	31,015	1,841,981
Whirlpool Corp.	11,154	903,028

		16,545,455

Containers & Packaging — 0.1%
Graphic Packaging Holding Co.*	53,851	179,862

Diversified Financial Services — 1.6%
American Express Co.	23,468	986,360
BlackRock, Inc.	2,462	419,156
Investment Technology Group, Inc.*	10,753	152,908
Legg Mason, Inc.	69,343	2,101,786
Ocwen Financial Corp.*	3,266	33,117

		3,693,327

Diversified Telecommunication Services — 0.2%
Qwest Communications International, Inc.(a)	66,750	418,522

Educational Services — 0.2%
Apollo Group, Inc. (Class A Stock)*	722	37,075
ITT Educational Services, Inc.(a)	6,783	476,641

		513,716

Electric
Constellation Energy Group, Inc.	890	28,694

Electronic Components & Equipment — 3.2%
Anixter International, Inc.*	7,241	390,942
Celestica, Inc. (Canada)*	127,952	1,078,635
Cubic Corp.	2,106	85,925
Emerson Electric Co.	17,039	897,274

Garmin Ltd. (Switzerland)(a)	4,815	146,135
General Electric Co.	146,621	2,382,591
Parker Hannifin Corp.	14,079	986,375
Tyco Electronics Ltd. (Switzerland)	44,710	1,306,426

		7,274,303

Energy Services — 1.5%
DTE Energy Co.	27,270	1,252,511
Integrys Energy Group, Inc.(a)	39,462	2,054,392

		3,306,903

Entertainment & Leisure — 0.1%
Walt Disney Co. (The)	4,408	145,949

Environmental Services — 0.1%
Republic Services, Inc.	8,844	269,653

Financial — Bank & Trust — 3.5%
Bank of America Corp.	164,542	2,157,146
BB&T Corp.	3,234	77,875
Canadian Imperial Bank of Commerce (Canada)	302	21,877
CapitalSource, Inc.	48,024	256,448
Fifth Third Bancorp	27,947	336,202
First Horizon National Corp.*	45	513
PNC Financial Services Group, Inc.	3,659	189,939
SunTrust Banks, Inc.	3,117	80,512
Toronto-Dominion Bank (The) (Canada)	15,019	1,085,273
U.S. Bancorp	71,910	1,554,694
Wells Fargo & Co.	82,418	2,071,164
Westamerica Bancorp	1,349	73,507

		7,905,150

Financial Services — 3.7%
AmeriCredit Corp.*	31,828	778,513
Bank of New York Mellon Corp. (The)	32,137	839,740
Citigroup, Inc.*	67,207	262,107
Goldman Sachs Group, Inc. (The)	10,828	1,565,512
JPMorgan Chase & Co.	128,446	4,889,939

		8,335,811

Food — 2.7%
Corn Products International, Inc.	7,393	277,238
Del Monte Foods Co.	122,895	1,611,153
Dole Food Co., Inc.*(a)	27,880	255,102
Hershey Co. (The)	8,107	385,812
Kraft Foods, Inc. (Class A Stock)	15,920	491,291
Sara Lee Corp.	118,962	1,597,660
Tyson Foods, Inc. (Class A Stock)	92,711	1,485,230

		6,103,486

Healthcare Products — 0.7%
Hill-Rom Holdings, Inc.*	22,693	814,452
Medtronic, Inc.	22,038	740,036

		1,554,488

Healthcare Services — 1.9%
Humana, Inc.*	37,392	1,878,574
UnitedHealth Group, Inc.	45,616	1,601,578
WellPoint, Inc.*	12,491	707,490

		4,187,642

Home Builders — 1.2%
EMCOR Group, Inc.*	67,610	1,662,530
Shaw Group, Inc. (The)*	27,385	919,040

		2,581,570

Hotels & Motels — 0.1%
Wyndham Worldwide Corp.(a)	6,861	188,472

Insurance — 4.9%
ACE Ltd. (Switzerland)	35,490	2,067,292
Allied World Assurance Co. Holdings Ltd. (Bermuda)(a)	8,151	461,265
Allstate Corp. (The)	4,050	127,778
American Financial Group, Inc.	62,088	1,898,651
Arch Capital Group Ltd. (Bermuda)*	2,151	180,254
Aspen Insurance Holdings Ltd. (Bermuda)*	50,772	1,537,376
Berkshire Hathaway, Inc. (Class B Stock)*	10,721	886,412
Endurance Specialty Holdings Ltd. (Bermuda)	5,280	210,144
Horace Mann Educators Corp.	10,822	192,415
Loews Corp.	20,211	765,997
MetLife, Inc.	6,106	234,776
Principal Financial Group, Inc.	81,018	2,099,987
Protective Life Corp.	8,208	178,606
Transatlantic Holdings, Inc.	2,034	103,368

		10,944,321

Insurance — Health Insurance — 0.3%
Sun Life Financial, Inc. (Canada)(a)	26,880	699,955

Internet Services — 2.2%
AOL, Inc.*	33,417	827,071
Cisco Systems, Inc.*	46,337	1,014,780
EarthLink, Inc.	32,337	293,943
Google, Inc. (Class A Stock)*	3,658	1,923,340
IAC/InterActiveCorp*	1,796	47,181
Symantec Corp.*	47,845	725,809

		4,832,124

Machinery & Equipment — 0.3%
Briggs & Stratton Corp.	12,199	231,903
Cummins, Inc.	4,762	431,342

		663,245

Media — 1.3%
Gannett Co., Inc.	21,687	265,232
Scholastic Corp.	9,659	268,713
Time Warner, Inc.	79,843	2,447,188

		2,981,133

Medical Supplies & Equipment — 0.9%
Becton, Dickinson and Co.(a)	28,078	2,080,580

Metals & Mining — 2.7%
Caterpillar, Inc.(a)	18,844	1,482,646
Freeport-McMoRan Copper & Gold, Inc.	36,295	3,099,230
Kinross Gold Corp. (Canada)(a)	167	3,138
Newmont Mining Corp.*	8,890	558,381
Timken Co.	24,795	951,136

		6,094,531

Miscellaneous Manufacturing — 1.3%
3M Co.	11,591	1,005,056

Eaton Corp.	17,895	1,476,159
Honeywell International, Inc.(a)	11,793	518,184

		2,999,399

Office Equipment — 0.2%
Xerox Corp.	34,718	359,331

Oil & Gas — 11.0%
Chevron Corp.	69,470	5,630,543
Complete Production Services, Inc.*	21,758	444,951
ConocoPhillips	63,821	3,665,240
Exxon Mobil Corp.	112,641	6,960,087
Hess Corp.	9,136	540,120
Murphy Oil Corp.	31,330	1,939,954
National Oilwell Varco, Inc.	17,838	793,256
Nicor, Inc.	9,880	452,702
NiSource, Inc.	6,462	112,439
Occidental Petroleum Corp.	42,928	3,361,262
Transocean Ltd. (Switzerland)*	14,230	914,847

		24,815,401

Paper & Forest Products — 0.7%
Domtar Corp.	17,174	1,109,097
International Paper Co.	17,380	378,015

		1,487,112

Pharmaceuticals — 5.1%
Bristol-Myers Squibb Co.	113,110	3,066,412
Cardinal Health, Inc.	3,446	113,856
Cephalon, Inc.*(a)	21,202	1,323,853
Eli Lilly & Co.	81,546	2,978,875
Endo Pharmaceuticals Holdings, Inc.*	15,392	511,630
Forest Laboratories, Inc.*	10,684	330,456
King Pharmaceuticals, Inc.*	7,451	74,212
Merck & Co., Inc.	6,383	234,958
Pfizer, Inc.*	169,232	2,905,714

		11,539,966

Pipelines — 0.1%
Williams Cos., Inc. (The)	9,731	185,959

Printing & Publishing — 0.4%
RR Donnelley & Sons Co.	56,850	964,176

Railroads — 0.5%
CSX Corp.	19,777	1,094,064

Real Estate Investment Trusts — 0.6%
Public Storage, Inc.	5,978	580,105
Simon Property Group, Inc.	7,932	735,614
Vornado Realty Trust(a)	502	42,936

		1,358,655

Restaurants — 1.0%
McDonald’s Corp.	30,236	2,252,884

Retail — 0.2%
Dillard’s, Inc. (Class A Stock)	18,192	430,059

Retail & Merchandising — 3.8%
AnnTaylor Stores Corp.*	5,621	113,769
Big Lots, Inc.*	8,378	278,569
Cash America International, Inc.(a)	2,326	81,410
Dollar Tree, Inc.*(a)	5,036	245,555
Gap, Inc. (The)	99,446	1,853,674
General Mills, Inc.	14,909	544,775
Home Depot, Inc. (The)	7,883	249,733
Macy’s, Inc.	2,084	48,120
Ross Stores, Inc.(a)	4,710	257,260
Starbucks Corp.	16,453	420,868
SUPERVALU, Inc.	5,185	59,783
Target Corp.	4,625	247,160
Wal-Mart Stores, Inc.	43,700	2,338,824
Williams-Sonoma, Inc.*	53,202	1,686,503

		8,426,003

Semiconductors — 3.1%
Broadcom Corp. (Class A Stock)(a)	739	26,153
Intel Corp.	209,281	4,024,474
LSI Corp.*	132,262	603,115
Maxim Integrated Products, Inc.	357	6,608
Micron Technology, Inc.*(a)	119,106	858,754
Teradyne, Inc.*	14,305	159,358
Texas Instruments, Inc.	47,638	1,292,895

		6,971,357

Software — 0.9%
ACI Worldwide, Inc.*	6,927	155,096
Acxiom Corp.*	9,424	149,465
Oracle Corp.	67,050	1,800,292

		2,104,853

Telecommunications — 4.3%
Arris Group, Inc.*	29,369	286,935
AT&T, Inc.	183,425	5,245,955
Motorola, Inc.*(a)	15,823	134,970
Verizon Communications, Inc.	120,138	3,915,298

		9,583,158

Transportation — 0.9%
FedEx Corp.	134	11,457
United Parcel Service, Inc. (Class B Stock)	30,053	2,004,234

		2,015,691

Utilities — 1.2%
Ameren Corp.	1,323	37,573
Entergy Corp.	10,413	796,907
Exelon Corp.	17,613	749,962
NextEra Energy, Inc.	21,295	1,158,235

		2,742,677

TOTAL LONG-TERM INVESTMENTS (cost $209,468,695)		222,281,736

SHORT-TERM INVESTMENTS — 7.5%

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. GOVERNMENT AGENCY OBLIGATION — 1.0%
Federal Home Loan Bank, Disc. Note(n) (cost $2,227,999)
0.01%	10/01/10	$2,228	2,228,000

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 6.5%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $14,713,682; includes $14,712,708 of cash collateral for securities on loan)(b)(w)	14,713,682	14,713,682

TOTAL SHORT-TERM INVESTMENTS (cost $16,941,681)		16,941,682

TOTAL INVESTMENTS — 106.4% (cost $226,410,376)		239,223,418

Liabilities in excess of other assets(x) — (6.4)%		(14,484,875)

NET ASSETS — 100.0%		$224,738,543

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,296,332; cash collateral of $14,712,708 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized depreciation on futures contracts as follows:
Futures contract open at September 30, 2010:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	September 30, 2010	Depreciation(1)(2)
Long Position:
20	S&P 500 E-Mini	Dec. 2010	$1,142,750	$1,136,700	$(6,050)

(1)	Cash of $90,000 has been segregated to cover requirements for open futures contracts at September 30, 2010.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$222,281,736	$—	$—
U.S. Government Agency Obligation	—	2,228,000	—
Affiliated Money Market Mutual Fund	14,713,682	—	—
Other Financial Instuments*
Futures	(6,050)	—	—

Total	$236,989,368	$2,228,000	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.9%

AFFILIATED MUTUAL FUNDS
AST Federated Aggressive Growth Portfolio	6,155,236	$50,719,148
AST Goldman Sachs Concentrated Growth Portfolio	13,033,749	327,147,111
AST Goldman Sachs Mid-Cap Growth Portfolio*	8,678,004	43,042,898
AST High Yield Portfolio	19,941,429	143,777,702
AST International Growth Portfolio	30,746,666	329,604,263
AST International Value Portfolio	22,018,769	324,336,461
AST Jennison Large-Cap Growth Portfolio	17,947,825	195,272,341
AST Jennison Large-Cap Value Portfolio	15,362,280	165,451,756
AST Large-Cap Value Portfolio	54,823,358	662,266,169
AST Marsico Capital Growth Portfolio	15,335,048	261,462,568
AST MFS Growth Portfolio	37,235,617	325,066,934
AST Mid-Cap Value Portfolio	3,275,757	34,526,477
AST Money Market Portfolio	5,096,656	5,096,656
AST Neuberger Berman Mid-Cap Growth Portfolio*	2,327,142	43,820,092
AST Parametric Emerging Markets Equity Portfolio	12,313,532	114,515,848
AST PIMCO Total Return Bond Portfolio	116,614,932	1,436,695,961
AST Small-Cap Growth Portfolio	2,822,210	48,316,240
AST Small-Cap Value Portfolio	7,965,040	93,589,220
AST T. Rowe Price Global Bond Portfolio	21,424	239,305
AST T. Rowe Price Large-Cap Growth Portfolio*	17,917,630	197,631,455
AST T. Rowe Price Natural Resources Portfolio	3,902,512	73,913,575
AST Value Portfolio	35,528,355	274,989,465
AST Western Asset Core Plus Bond Portfolio	58,131,305	616,773,141

TOTAL LONG-TERM INVESTMENTS (cost $5,338,534,493)(w)		5,768,254,786

SHORT-TERM INVESTMENTS — 5.2%

AFFILIATED MONEY MARKET MUTUAL FUND — 4.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $299,597,449)(w)	299,597,449	299,597,449

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. TREASURY OBLIGATIONS — 0.3%

U.S. Treasury Bills(k)(n)
0.126%	12/16/10	$100	99,973
0.141%	12/16/10	300	299,918
0.142%	12/16/10	700	699,808
0.151%	12/16/10	12,400	12,396,602
0.161%	12/16/10	100	99,973
0.181%	12/16/10	600	599,836
0.222%	12/16/10	200	199,945
0.223%	12/16/10	900	899,753
0.231%	12/16/10	150	149,959

TOTAL U.S. TREASURY OBLIGATIONS (cost $15,444,897)			15,445,767

TOTAL SHORT-TERM INVESTMENTS (cost $315,042,346)			315,043,216

TOTAL INVESTMENTS — 100.1% (cost $5,653,576,839)			6,083,298,002

Liabilities in excess of other assets(x) — (0.1)%			(7,366,607)

NET ASSETS — 100.0%			$6,075,931,395

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Liabilities in excess of other assets includes net unrealized appreciation on futures contracts as follows:
Futures contracts open at September 30, 2010:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	September 30, 2010	Appreciation(1)
Long Positions:
836	10 Year U.S. Treasury Notes	Dec. 2010	$104,633,297	$105,375,188	$741,891
137	CAC40 10 Euro	Oct. 2010	6,905,392	6,929,002	23,610
33	DAX Index	Dec. 2010	7,000,155	7,019,147	18,992
119	FTSE 100 Index	Dec. 2010	10,218,794	10,336,650	117,856
235	Russell 2000 Mini	Dec. 2010	14,873,351	15,850,750	977,399
456	S&P 500	Dec. 2010	124,860,600	129,583,800	4,723,200
100	Topix Index	Dec. 2010	9,775,216	9,900,575	125,359

					$6,728,307

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure of $741,891 and equity contracts risk exposure of $5,986,416 as of September 30, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Affiliated Mutual Funds	$6,067,852,235	$—	$—
U.S. Treasury Obligations	—	15,445,767	—
Other Financial Instuments*
Futures	6,728,307	—	—

Total	$6,074,580,542	$15,445,767	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2015

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

				Principal
	Moody’s	Interest		Amount
	Ratings†	Rate	Maturity Date	(000)#	Value
LONG-TERM INVESTMENTS — 84.8%

ASSET-BACKED SECURITIES — 5.9%

American Express Credit Account Master Trust, Ser. 2010-1, Class A(a)	Aaa	0.507%	11/15/15	$1,050	$1,050,000
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(a)	Aaa	0.537%	02/15/14	571	571,164
Carmax Auto Owner Trust, Ser. 2010-1, Class A2	AAA(b)	0.830%	11/15/12	900	900,946
Chase Issuance Trust, Ser. 2005-A11, Class A(a)	Aaa	0.327%	12/15/14	1,000	997,233
Chase Issuance Trust, Ser. 2007-A16, Class A16(a)	Aaa	0.592%	06/15/14	700	701,211
Citibank Credit Card Issuance Trust, Ser. 2005-A3, Class A3(a)	Aaa	0.326%	04/24/14	1,000	997,563
Citibank Credit Card Issuance Trust, Ser. 2006-A7, Class A7(a)	Aaa	0.352%	12/15/18	1,000	977,199
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170%	10/15/13	900	913,030
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A2	Aaa	0.940%	04/15/12	539	538,810
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	822	836,101
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.317%	11/15/15	1,000	992,086

TOTAL ASSET-BACKED SECURITIES (cost $8,880,680)					9,475,343

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.1%

Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	550	564,476
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW12, Class A3(a)	Aaa	5.716%	09/11/38	798	849,336
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T26, Class A2	AAA(b)	5.330%	01/12/45	480	498,213
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T28, Class A2	AAA(b)	5.588%	09/11/42	1,000	1,061,074
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A2	AAA(b)	5.690%	06/10/46	1,085	1,100,819
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	600	619,384
GE Capital Commercial Mortgage Corp., Ser. 2004-C2, Class A2	Aaa	4.119%	03/10/40	142	142,244
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	700	724,689
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	1,142	1,183,418
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	930	967,404
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A3A, 144A(a)	Aaa	5.491%	12/12/44	430	451,551
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(a)	Aaa	5.858%	04/15/45	975	992,287
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(a)	Aaa	5.802%	06/15/49	700	731,278
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	390	408,217
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	1,170	1,181,255
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262%	09/15/39	1,000	1,019,118
Morgan Stanley Capital I, Ser. 2006-HQ10, Class A2	Aaa	5.283%	11/12/41	670	678,768
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A2	Aaa	5.359%	02/12/44	600	622,425
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(a)	Aaa	5.418%	01/15/45	1,000	1,079,519
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A2(a)	Aaa	5.684%	05/15/43	628	631,899
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	567	582,170
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A2	Aaa	5.275%	11/15/48	600	616,897

Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A2(a)	Aaa	5.858%	02/15/51	1,000	1,044,443

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $15,124,296)					17,750,884

CORPORATE BONDS — 13.4%

Aerospace & Defense — 0.3%
Boeing Co. (The), Sr. Unsec’d. Notes(c)	A2	3.500%	02/15/15	400	432,588

Banking — 2.7%
American Express Co., Sr. Unsec’d. Notes	A3	7.250%	05/20/14	245	287,274
Bank of America Corp., Sr. Unsec’d. Notes, MTN(c)	A2	7.375%	05/15/14	525	603,410
Citigroup, Inc., Sr. Unsec’d. Notes, MTN	A3	5.500%	10/15/14	475	515,408
Inter-American Development Bank (Supranational), Sr. Unsec’d. Notes	Aaa	2.375%	08/15/17	315	320,579
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	3.700%	01/20/15	500	528,164
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.375%	10/15/15	500	536,495
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	4.200%	05/13/14	525	559,351
Stadshypotek AB (Sweden), Covered Notes, 144A	Aaa	1.450%	09/30/13	785	787,564
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A	Aaa	2.200%	07/29/15	225	228,017

					4,366,262

Capital Goods — 0.7%
ITT Corp., Sr. Unsec’d. Notes	Baa1	4.900%	05/01/14	510	561,316
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	455	534,474

					1,095,790

Consumer — 0.3%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa2	5.450%	10/15/12	400	434,662

Electric — 0.4%
Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%	01/15/19	165	191,747
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050%	03/15/14	350	398,491

					590,238

Energy — Integrated — 2.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	80	80,420
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.500%	09/15/14	500	550,435
Chevron Corp., Sr. Unsec’d. Notes(c)	Aa1	3.950%	03/03/14	630	688,909
ConocoPhillips, Gtd. Notes(c)	A1	4.750%	02/01/14	965	1,075,024
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.000%	03/21/14	650	704,216
Statoil ASA (Norway), Gtd. Notes	Aa2	3.875%	04/15/14	300	325,286

					3,424,290

Energy — Other — 0.4%
XTO Energy, Inc., Sr. Unsec’d. Notes	Aaa	5.750%	12/15/13	500	574,759

Foods — 1.3%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.200%	01/15/14	515	600,114
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes(c)	A3	4.250%	03/01/15	565	625,898
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	360	418,610
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	4.250%	09/15/15	400	435,862

					2,080,484

Healthcare & Pharmaceutical — 1.1%
Novartis Capital Corp., Gtd. Notes	Aa2	4.125%	02/10/14	500	545,992
Pfizer, Inc., Sr. Unsec’d. Notes	A1	5.350%	03/15/15	500	576,872
Roche Holdings, Inc., Gtd. Notes, 144A(c)	A2	5.000%	03/01/14	575	642,885

					1,765,749

Media & Entertainment — 0.1%
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	2.100%	04/01/14	190	190,883

Metals — 0.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	365	368,899

Non-Captive Finance — 0.3%
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.900%	05/13/14	475	537,987

Pipelines & Other — 0.5%
Enterprise Products Operating LLC, Gtd. Notes	Baa3	4.600%	08/01/12	700	737,199

Retailers — 1.4%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	4.875%	09/15/14	500	554,028
TJX Cos., Inc., Sr. Unsec’d. Notes	A3	4.200%	08/15/15	725	802,911

Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(c)	Aa2	3.000%	02/01/14	800	848,267

					2,205,206

Technology — 0.2%
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	300	322,109

Telecommunications — 1.4%
AT&T, Inc., Sr. Unsec’d. Notes(c)	A2	4.850%	02/15/14	1,000	1,107,410
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.175%	06/18/14	560	617,562
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	4.949%	01/15/15	500	547,091

					2,272,063

TOTAL CORPORATE BONDS (cost $19,541,588)					21,399,168

MUNICIPAL BOND — 0.2%

State of California, Taxable GO, Ser. Var. Purp. 3 (cost $251,545)	A1	5.450%	04/01/15	250	267,885

NON-CORPORATE FOREIGN AGENCY — 0.5%
Bank Nederlandse Gemeenten (Netherlands), Bonds, 144A (cost $836,447)	Aaa	1.750%	10/06/15	840	836,447

U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.2%
JPMorgan Chase & Co., FDIC Gtd. Notes, Ser. 3(a)		0.539%	12/26/12	15,245	15,342,797
PNC Funding Corp., FDIC Gtd. Notes(a)		0.733%	04/01/12	34,400	34,527,761

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $49,645,000)					49,870,558

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION — 2.1%

Federal National Mortgage Association (cost $3,118,994)		5.500%	02/01/34	3,150	3,383,936

U.S. TREASURY OBLIGATIONS — 20.4%

U.S. Treasury Bonds		4.375%	05/15/40	1,175	1,319,678
U.S. Treasury Bonds		4.625%	02/15/40	545	636,798
U.S. Treasury Bonds		7.125%	02/15/23	600	865,313
U.S. Treasury Bonds		8.000%	11/15/21	850	1,282,039
U.S. Treasury Bonds(c)		8.125%	08/15/21	1,550	2,348,977
U.S. Treasury Notes		0.375%	08/31/12	7,350	7,344,546
U.S. Treasury Notes		0.375%	09/30/12	920	918,994
U.S. Treasury Notes		1.250%	08/31/15	505	504,843
U.S. Treasury Notes		1.250%	09/30/15	450	449,297
U.S. Treasury Notes		2.625%	08/15/20	745	751,984
U.S. Treasury Notes		3.375%	11/15/19	5,885	6,339,710
U.S. Treasury Notes		0.625%	06/30/12	985	988,999
U.S. Treasury Strips Coupon(e)(f)		3.380%	05/15/24	7,065	4,477,677
U.S. Treasury Strips Coupon(f)		3.400%	08/15/24	2,030	1,270,821
U.S. Treasury Strips Coupon(e)(f)		3.410%	11/15/24	970	599,715
U.S. Treasury Strips Coupon(f)		4.070%	11/15/23	1,025	664,870
U.S. Treasury Strips Principal(d)		3.820%	02/15/23	2,810	1,898,641

TOTAL U.S. TREASURY OBLIGATIONS (cost $30,616,183)					32,662,902

TOTAL LONG-TERM INVESTMENTS (cost $128,014,733)					135,647,123

	Shares
SHORT-TERM INVESTMENT — 7.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $11,339,454)(g)	11,339,454	11,339,454

TOTAL INVESTMENTS — 91.9% (cost $139,354,187)		146,986,577

Other assets in excess of liabilities(h) 8.1%		13,031,481

NET ASSETS — 100.0%		$160,018,058

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corp.

GO	General Obligation

MTN	Medium Term Note

†	The ratings reflected are as of September 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2010.

(b)	Standard & Poor’s Rating.

(c)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(d)	Represents zero coupon bond. Rate shown reflects the effective yield at September 30, 2010.

(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(f)	Rate shown reflects the effective yield at September 30, 2010.

(g)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(h)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures contracts and interest rate swap agreements as follows:
Futures contracts open at September 30, 2010:

				Value at
Number of		Expiration	Value at Trade	September 30,	Unrealized
Contracts	Type	Date	Date	2010	Appreciation (Depreciation)(1)
Long Position:
2	U.S. Ultra Bonds	Dec. 2010	$281,382	$282,563	$1,181

Short Positions:
76	2 Year U.S. Treasury Notes	Dec. 2010	16,663,612	16,680,813	(17,201)
199	5 Year U.S. Treasury Notes	Dec. 2010	23,873,166	24,052,570	(179,404)
12	10 Year U.S. Treasury Notes	Dec. 2010	1,515,633	1,512,563	3,070
95	U.S. Long Bonds	Dec. 2010	12,782,926	12,703,281	79,645

					(113,890)

					$(112,709)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.

Interest rate swap agreements outstanding at September 30, 2010:

		Notional				Upfront	Unrealized
	Termination	Amount	Fixed	Floating	Fair	Premiums	Appreciation
Counterparty	Date	(000)#	Rate	Rate	Value	Paid(Received)	(Depreciation)(3)
Citibank NA(1)	08/31/14	$800	2.591%	3 month LIBOR	$45,824	$—	$45,824
Citibank NA(1)	12/31/15	5,940	2.088%	3 month LIBOR	168,776	—	168,776
Citibank NA(1)	12/31/15	9,600	2.287%	3 month LIBOR	382,710	—	382,710
Citibank NA(1)	02/15/17	1,780	3.363%	3 month LIBOR	163,994	—	163,994
Citibank NA(1)	06/04/20	325	3.370%	3 month LIBOR	27,614	—	27,614
Citibank NA(1)	08/10/20	1,520	2.834%	3 month LIBOR	43,190	—	43,190
JP Morgan Chase Bank(1)	12/31/15	19,600	3.800%	3 month LIBOR	3,618,690	—	3,618,690
JP Morgan Chase Bank(1)	12/31/15	8,965	3.957%	3 month LIBOR	1,796,789	—	1,796,789
JP Morgan Chase Bank(1)	12/31/15	8,001	4.212%	3 month LIBOR	1,759,325	—	1,759,325
JP Morgan Chase Bank(1)	12/31/15	4,355	4.392%	3 month LIBOR	1,061,534	—	1,061,534
JP Morgan Chase Bank(1)	12/31/15	6,936	4.493%	3 month LIBOR	1,759,200	—	1,759,200
JP Morgan Chase Bank(1)	12/31/15	3,700	4.580%	3 month LIBOR	961,463	—	961,463
JP Morgan Chase Bank(1)	12/31/15	11,400	4.609%	3 month LIBOR	3,018,987	—	3,018,987
JP Morgan Chase Bank(1)	12/31/15	3,562	4.622%	3 month LIBOR	940,876	—	940,876
JP Morgan Chase Bank(1)	12/31/15	4,523	4.843%	3 month LIBOR	1,307,659	—	1,307,659
Merrill Lynch Capital Services, Inc.(1)	12/31/15	116,500	2.053%	3 month LIBOR	3,076,874	—	3,076,874
Morgan Stanley Capital Services, Inc.(1)	12/31/15	15,500	2.311%	3 month LIBOR	1,056,868	—	1,056,868
Morgan Stanley Capital Services, Inc.(1)	12/31/15	7,600	2.735%	3 month LIBOR	758,633	—	758,633
Morgan Stanley Capital Services, Inc.(1)	12/31/15	3,000	2.836%	3 month LIBOR	318,705	—	318,705
Morgan Stanley Capital Services, Inc.(1)	12/31/15	2,500	2.990%	3 month LIBOR	291,381	—	291,381
Morgan Stanley Capital Services, Inc.(1)	12/31/15	1,700	3.614%	3 month LIBOR	264,855	—	264,855
Morgan Stanley Capital Services, Inc.(1)	08/10/20	765	2.833%	3 month LIBOR	21,683	—	21,683
Barclays Bank, PLC(2)	09/10/20	3,875	2.620%	3 month LIBOR	(24,793)	—	(24,793)
Citibank NA(2)	12/31/15	9,620	1.775%	3 month LIBOR	(98,292)	—	(98,292)
Citibank NA(2)	12/31/15	2,300	1.922%	3 month LIBOR	(43,044)	—	(43,044)
Deutsche Bank AG(2)	05/15/20	1,972	4.246%	3 month LIBOR	(491,274)	—	(491,274)
Deutsche Bank AG(2)	05/15/21	1,821	4.419%	3 month LIBOR	(505,418)	—	(505,418)
Deutsche Bank AG(2)	05/15/21	1,815	4.446%	3 month LIBOR	(511,483)	—	(511,483)
JP Morgan Chase Bank(2)	12/10/11	1,200	2.335%	3 month LIBOR	(35,779)	—	(35,779)
JP Morgan Chase Bank(2)	10/27/13	5,860	3.535%	3 month LIBOR	(554,124)	—	(554,124)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	19,000	2.571%	3 month LIBOR	(1,607,157)	—	(1,607,157)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	6,000	2.821%	3 month LIBOR	(620,656)	—	(620,656)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	4,500	2.990%	3 month LIBOR	(511,502)	—	(511,502)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	2,000	3.017%	3 month LIBOR	(231,017)	—	(231,017)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	5,000	3.024%	3 month LIBOR	(534,768)	—	(534,768)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	2,000	3.055%	3 month LIBOR	(236,531)	—	(236,531)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	2,000	3.245%	3 month LIBOR	(248,926)	—	(248,926)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	3,650	3.304%	3 month LIBOR	(470,449)	—	(470,449)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	1,500	3.326%	3 month LIBOR	(201,237)	—	(201,237)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	2,000	3.401%	3 month LIBOR	(274,304)	—	(274,304)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	2,000	3.414%	3 month LIBOR	(272,049)	—	(272,049)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	2,000	3.442%	3 month LIBOR	(279,874)	—	(279,874)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	5,500	3.490%	3 month LIBOR	(789,126)	—	(789,126)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	1,000	3.555%	3 month LIBOR	(152,116)	—	(152,116)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	7,000	3.585%	3 month LIBOR	(1,091,415)	—	(1,091,415)
Morgan Stanley Capital Services, Inc.(2)	09/17/20	2,735	2.708%	3 month LIBOR	(37,626)	—	(37,626)
Morgan Stanley Capital Services, Inc.(2)	09/27/20	940	2.553%	3 month LIBOR	1,273	—	1,273
Morgan Stanley Capital Services, Inc.(2)	09/30/20	1,870	2.485%	3 month LIBOR	14,452	—	14,452
UBS AG(2)	10/01/20	1,465	2.523%	3 month LIBOR	6,608	—	6,608

					$13,045,003	$—	$13,045,003

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Asset-Backed Securities	$—	$9,475,343	$—
Commercial Mortgage-Backed Securities	—	17,750,884	—
Corporate Bonds	—	21,399,168	—
Municipal Bond	—	267,885	—
Non-Corporate Foreign Agency	—	836,447	—
U.S. Government Agency Obligations	—	49,870,558	—
U.S. Government Mortgage-Backed Obligation	—	3,383,936	—
U.S. Treasury Obligations	—	32,662,902	—
Affiliated Money Market Mutual Fund	11,339,454	—	—
Other Financial Instruments*			—
Futures Contracts	(112,709)	—	—
Interest Rate Swaps	—	13,045,003	—

Total	$11,226,745	$148,692,126	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2016

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

				Principal
	Moody’s			Amount
	Ratings†	Interest Rate	Maturity Date	(000)#	Value
LONG-TERM INVESTMENTS — 80.9%

ASSET-BACKED SECURITIES — 6.2%

American Express Credit Account Master Trust, Ser. 2010-1, Class A(a)	Aaa	0.507%	11/15/15	$700	$700,000
BA Credit Card Trust, Ser. 2006-A14, Class A14(a)	Aaa	0.317%	04/15/16	90	89,159
Bank of America Auto Trust, Ser. 2009-1A, Class A2, 144A	Aaa	1.700%	12/15/11	15	14,885
Bank of America Auto Trust, Ser. 2009-3A, Class A3, 144A	Aaa	1.670%	12/15/13	90	90,984
Bank of America Auto Trust, Ser. 2010-2, Class A2	Aaa	0.910%	10/15/12	550	551,555
Bank One Issuance Trust, Ser. 2003-A4, Class A4(a)	Aaa	0.507%	01/15/16	700	700,000
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(a)	Aaa	0.537%	02/15/14	503	502,490
CarMax Auto Owner Trust, Ser. 2009-2, Class A2	AAA(b)	0.930%	06/15/12	100	100,580
Chase Issuance Trust, Ser. 2008-A6, Class A6(a)	Aaa	1.457%	05/15/15	60	61,506
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	Aaa	5.650%	09/20/19	570	683,344
Ford Credit Auto Owner Trust, Ser. 2007-B, Class A3A	Aaa	5.150%	11/15/11	21	21,553
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170%	10/15/13	120	121,738
Harley-Davidson Motorcycle Trust, Ser. 2009-2, Class A3	Aaa	2.620%	03/15/14	100	101,599
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A2	Aaa	0.940%	04/15/12	60	59,868
Honda Auto Receivables Owner Trust, Ser. 2009-2, Class A3	AAA(b)	2.790%	01/15/13	100	101,513
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	534	543,466
Hyundai Auto Receivables Trust, Ser. 2007-A, Class A3B(a)	Aaa	0.657%	01/15/12	9	9,042
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.317%	11/15/15	650	644,856
MMCA Automobile Trust, Ser. 2009-A, Class A3, 144A	Aaa	3.930%	03/15/13	100	102,437
USAA Auto Owner Trust, Ser. 2010-1, Class A2	Aaa	0.630%	06/15/12	300	300,102
World Omni Auto Receivables Trust, Ser. 2008-A, Class A3B(a)	Aaa	1.557%	10/15/12	348	349,837
World Omni Automobile Lease Securitization Trust, Ser. 2009-A, Class A2	Aaa	1.020%	01/15/12	65	64,895

TOTAL ASSET-BACKED SECURITIES (cost $5,871,684)					5,915,409

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.6%

Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A4(a)	AAA(b)	5.767%	06/10/46	150	166,204
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(a)	AAA(b)	5.547%	02/15/39	500	550,464
GE Capital Commercial Mortgage Corp., Ser. 2004-C2, Class A2	Aaa	4.119%	03/10/40	19	18,966
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	525	543,516
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class A4(a)	Aaa	4.918%	10/15/42	300	323,249
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A4(a)	Aaa	5.198%	12/15/44	550	605,654
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(a)	Aaa	5.802%	06/15/49	525	548,459
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A3	Aaa	4.647%	07/15/30	350	358,563
Merrill Lynch Mortgage Trust, Ser. 2005-CKI1, Class A6(a)	Aaa	5.241%	11/12/37	200	219,767
Morgan Stanley Capital I, Ser. 2006-HQ9, Class A4(a)	AAA(b)	5.731%	07/12/44	500	552,701
Morgan Stanley Capital I, Ser. 2006-T21, Class A4(a)	Aaa	5.162%	10/12/52	500	543,446
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(a)	Aaa	5.418%	01/15/45	800	863,615

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,115,587)					5,294,604

CORPORATE BONDS — 12.9%

Banking — 7.0%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	100	129,141
Bank of America Corp., Sr. Unsec’d. Notes, MTN	A2	7.375%	05/15/14	175	201,137
Citigroup, Inc., Sr. Unsec’d. Notes, MTN	A3	5.500%	10/15/14	175	189,887
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	5.375%	03/15/20	125	131,752
Inter-American Development Bank (Supranational), Sr. Unsec’d. Notes	Aaa	2.375%	08/15/17	4,480	4,559,341

JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.400%	07/22/20	125	128,013
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.375%	10/15/15	175	187,773
Stadshypotek AB (Sweden), Covered Notes, 144A	Aaa	1.450%	09/30/13	540	541,764
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A	Aaa	2.200%	07/29/15	180	182,414
US Bancorp, Sr. Unsec’d. Notes	Aa3	4.200%	05/15/14	215	235,607
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.625%	12/11/17	150	170,848

					6,657,677

Cable — 0.3%
Comcast Corp., Gtd. Notes	Baa1	5.150%	03/01/20	50	54,645
Comcast Corp., Gtd. Notes	Baa1	6.500%	01/15/15	100	117,250
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.000%	02/01/20	125	133,866

					305,761

Capital Goods — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $89,861; purchased 06/24/10)(c)(d)	Baa2	2.750%	07/01/13	90	91,944

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	175	204,408

Consumer — 0.3%
Clorox Co., Sr. Unsec’d. Notes	Baa2	5.950%	10/15/17	225	266,395

Electric — 0.1%
TECO Finance, Inc., Gtd. Notes	Baa3	4.000%	03/15/16	100	104,185

Energy — Integrated — 0.7%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	50	50,263
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.500%	09/15/14	200	220,174
PC Financial Partnership, Gtd. Notes	Baa2	5.000%	11/15/14	100	109,596
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.000%	03/21/14	125	135,426
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15	150	157,363

					672,822

Energy — Other — 0.2%
EOG Resources, Inc., Sr. Unsec’d. Notes	A3	2.950%	06/01/15	120	125,822
Weatherford International, Inc., Gtd. Notes	Baa2	6.350%	06/15/17	100	112,084

					237,906

Foods — 0.4%
Dr. Pepper Snapple Group, Inc., Gtd. Notes	Baa2	6.120%	05/01/13	125	139,931
H.J. Heinz Finance Co., Gtd. Notes	Baa2	6.625%	07/15/11	125	130,589
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	100	111,705

					382,225

Healthcare & Pharmaceutical — 0.7%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	2.700%	05/27/15	200	210,083
Genzyme Corp., Gtd. Notes, 144A	Baa2	3.625%	06/15/15	125	132,556
Medtronic, Inc., Sr. Unsec’d. Notes	A1	3.000%	03/15/15	100	105,894
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC (Netherlands Antilles), Gtd. Notes	A3	3.000%	06/15/15	170	177,835

					626,368

Insurance — 0.4%
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	55	58,311
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	130	137,918
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	150	156,522

					352,751

Media & Entertainment — 0.1%
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	2.100%	04/01/14	130	130,604

Metals — 0.6%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	265	267,831
Teck Resources Ltd. (Canada), Gtd. Notes	Baa3	3.850%	08/15/17	25	25,763
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	4.625%	09/15/20	85	87,791
Xstrata Canada Corp. (Canada), Gtd. Notes	Baa2	7.250%	07/15/12	150	163,090

					544,475

Non-Captive Finance — 0.2%
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.900%	05/13/14	175	198,206

Pipelines & Other — 0.3%
Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.200%	09/01/20	125	135,355
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.300%	09/15/20	100	107,768

					243,123

Retailers — 0.4%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	3.250%	05/18/15	200	208,904
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.250%	12/15/17	150	179,280

					388,184

Telecommunications — 0.7%
AT&T, Inc., Sr. Unsec’d. Notes	A2	2.500%	08/15/15	305	310,790
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	100	136,163
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	4.950%	09/30/14	100	106,473
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	66	69,111

					622,537

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	8.500%	11/10/13	200	239,489

TOTAL CORPORATE BONDS (cost $11,909,117)					12,269,060

NON-CORPORATE FOREIGN AGENCY — 0.6%

Bank Nederlandse Gemeenten (Netherlands), Bonds, 144A (cost $517,800)	Aaa	1.750%	10/06/15	520	517,800

U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.8%

Citigroup Funding, Inc., FDIC Gtd. Notes, Ser. 2, MTN(a)		0.805%	04/30/12	1,500	1,508,659
Federal Home Loan Mortgage Corp.		4.875%	06/13/18	6,060	7,119,567
Federal Home Loan Mortgage Corp.		5.125%	10/18/16	3,250	3,836,557
Federal National Mortgage Association		4.375%	10/15/15	5,000	5,670,840
Financing Corp. FICO Strips Coupon, Ser. D-P(f)		3.040%	09/26/19	1,850	1,413,485
Financing Corp. FICO Strips Principal, Ser. 15P(e)		3.140%	03/07/19	4,000	3,153,748
Israel Government AID Bond (Israel), Gtd. Notes., Ser. 11-Z(e)		3.000%	05/15/19	1,750	1,356,386
JPMorgan Chase & Co., FDIC Gtd. Notes, Ser. 3(a)		0.539%	12/26/12	395	397,534
PNC Funding Corp., FDIC Gtd. Notes(a)		0.733%	04/01/12	400	401,486
Resolution Funding Corp. Interest Strip, Bonds(e)		2.650%	04/15/18	2,365	1,966,604
Resolution Funding Corp. Interest Strip, Bonds(e)		2.930%	07/15/16	1,150	1,025,147
Tennessee Valley Authority, Notes		4.500%	04/01/18	2,000	2,291,036

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $28,635,928)					30,141,049

U.S. TREASURY OBLIGATIONS — 23.8%

U.S. Treasury Bonds		4.375%	05/15/40	840	943,429
U.S. Treasury Bonds		4.625%	02/15/40	175	204,477
U.S. Treasury Notes		0.375%	08/31/12	6,105	6,100,470
U.S. Treasury Notes		0.750%	09/15/13	355	356,165
U.S. Treasury Notes		1.250%	08/31/15	15	14,995
U.S. Treasury Notes		1.250%	09/30/15	1,530	1,527,610
U.S. Treasury Notes		2.625%	08/15/20	505	509,734
U.S. Treasury Notes		3.375%	11/15/19	3,695	3,980,498
U.S. Treasury Notes		3.625%	02/15/20	6,625	7,266,280
U.S. Treasury Strips Coupon(f)(g)		2.660%	02/15/17	1,880	1,665,840

TOTAL U.S. TREASURY OBLIGATIONS (cost $22,154,939)					22,569,498

TOTAL LONG-TERM INVESTMENTS (cost $74,205,055)					76,707,420

	Shares
SHORT-TERM INVESTMENT — 15.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $14,421,696)(h)	14,421,696	14,421,696

TOTAL INVESTMENTS — 96.1% (cost $88,626,751)		91,129,116

Other assets in excess of liabilities(i) — 3.9%		3,729,961

NET ASSETS — 100.0%		$94,859,077

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corp.

FICO	Financing Corp.

MTN	Medium Term Note

†	The ratings reflected are as of September 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2010.

(b)	Standard & Poor’s Rating.

(c)	Indicates a security that has been deemed illiquid.

(d)	Indicates a restricted security; the aggregate original cost of such security is $89,861. The aggregate value of $91,944 is approximately 0.1% of net assets.

(e)	Represents zero coupon bond. Rate shown reflects the effective yield at September 30, 2010.

(f)	Rate shown reflects the effective yield at September 30, 2010.

(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(h)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(i)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures contracts and interest rate swap agreements as follows:
Futures contracts outstanding at September 30, 2010:

Number of		Expiration	Value at Trade	Value at	Unrealized
Contracts	Type	Date	Date	September 30, 2010	Appreciation (Depreciation)(1)
Long Position:
15	U.S. Long Bond	Dec. 2010	$2,003,955	$2,005,781	$1,826

Short Positions:
26	2 Year U.S. Treasury Notes	Dec. 2010	5,700,822	5,706,594	(5,772)
296	5 Year U.S. Treasury Notes	Dec. 2010	35,734,554	35,776,687	(42,133)
10	10 Year U.S. Treasury Notes	Dec. 2010	1,262,311	1,260,469	1,842

					(46,063)

					$(44,237)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.

Interest rate swap agreements outstanding at September 30, 2010:

		Notional				Upfront	Unrealized
	Termination	Amount	Fixed	Floating	Fair	Premiums	Appreciation
Counterparty	Date	(000)#	Rate	Rate	Value	Paid (Received)	(Depreciation)(3)
Bank of America NA(1)	12/31/16	$36,520	2.736%	3 month LIBOR	$2,212,016	$—	$2,212,016
Barclays Bank PLC(1)	12/31/16	470	2.349%	3 month LIBOR	27,692	—	27,692
Barclays Bank PLC(1)	12/31/16	4,000	2.690%	3 month LIBOR	351,160	—	351,160
Barclays Bank PLC(2)	09/10/20	2,485	2.620%	3 month LIBOR	(15,899)	—	(15,899)
Citibank NA(1)	08/31/14	3,990	2.591%	3 month LIBOR	228,548	—	228,548
Citibank NA(1)	03/12/15	3,460	2.635%	3 month LIBOR	200,597	—	200,597
Citibank NA(1)	12/31/16	21,280	2.027%	3 month LIBOR	195,563	—	195,563
Citibank NA(1)	12/31/16	16,600	2.501%	3 month LIBOR	700,852	—	700,852
Citibank NA(1)	12/31/16	7,400	2.512%	3 month LIBOR	316,498	—	316,498
Citibank NA(1)	02/15/17	2,000	3.363%	3 month LIBOR	184,263	—	184,263
Citibank NA(1)	06/04/20	1,085	3.370%	3 month LIBOR	92,188	—	92,188
Citibank NA(1)	08/10/20	1,025	2.834%	3 month LIBOR	29,124	—	29,124
Citibank NA(2)	08/06/15	6,175	1.793%	3 month LIBOR	(107,856)	—	(107,856)
Citibank NA(2)	12/31/16	1,500	2.235%	3 month LIBOR	(34,515)	—	(34,515)
Citibank NA(2)	09/23/20	7,100	2.685%	3 month LIBOR	(78,594)	—	(78,594)
Morgan Stanley Capital Services, Inc.(1)	12/31/16	1,000	3.166%	3 month LIBOR	126,720	—	126,720
Morgan Stanley Capital Services, Inc.(1)	12/31/16	550	3.228%	3 month LIBOR	63,421	—	63,421
Morgan Stanley Capital Services, Inc.(1)	08/10/20	510	2.833%	3 month LIBOR	14,456	—	14,456
Morgan Stanley Capital Services, Inc.(2)	12/31/16	1,400	2.686%	3 month LIBOR	(118,034)	—	(118,034)
Morgan Stanley Capital Services, Inc.(2)	09/17/20	6,940	2.708%	3 month LIBOR	(95,474)	—	(95,474)
Morgan Stanley Capital Services, Inc.(2)	09/27/20	3,060	2.553%	3 month LIBOR	4,146	—	4,146
Morgan Stanley Capital Services, Inc.(2)	09/30/20	4,540	2.485%	3 month LIBOR	35,087	—	35,087
UBS AG(2)	10/01/20	4,665	2.523%	3 month LIBOR	21,041	—	21,041

					$4,353,000	$—	$4,353,000

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$5,915,409	$—
Commercial Mortgage-Backed Securities	—	5,294,604	—
Corporate Bonds	—	12,269,060	—
Non-Corporate Foreign Agency	—	517,800	—
U.S. Government Agency Obligations	—	30,141,049	—
U.S. Treasury Obligations	—	22,569,498	—
Affiliated Money Market Mutual Fund	14,421,696	—	—
Other Financial Instruments*
Futures Contracts	(44,237)	—	—
Interest Rate Swaps	—	511,627	3,841,373

Total	$14,377,459	$77,219,047	$3,841,373

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Interest Rate
	Swaps
Balance as of 12/31/09	$(217,207)
Realized gain (loss)	—	**
Change in unrealized appreciation (depreciation)***	4,058,580
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 09/30/10	$3,841,373

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized gain incurred during the period for other financial instruments was $1,507,875.

***	Of which, $3,826,221 was included in Net Assets relating to securities held at the reporting period end.

AST BOND PORTFOLIO 2017

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

				Principal
	Moody’s	Interest		Amount
	Ratings†	Rate	Maturity Date	(000)#	Value
LONG-TERM INVESTMENTS — 61.0%

ASSET-BACKED SECURITIES — 5.7%

American Express Credit Account Master Trust, Ser. 2010-1, Class A(a)	Aaa	0.507%	11/15/15	$800	$800,000
Bank of America Auto Trust, Ser. 2010-2, Class A2	Aaa	0.910%	10/15/12	250	250,707
Bank of America Auto Trust, Ser. 2009-1A, Class A2, 144A	Aaa	1.700%	12/15/11	10	9,923
Bank of America Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	2.670%	07/15/13	500	507,132
Bank One Issuance Trust, Ser. 2003-A4, Class A4(a)	Aaa	0.507%	01/15/16	800	800,000
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(a)	Aaa	0.537%	02/15/14	640	639,533
Carmax Auto Owner Trust, Ser. 2010-1, Class A2	AAA(b)	0.830%	11/15/12	50	50,053
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	Aaa	5.650%	09/20/19	730	875,160
DaimlerChrysler Auto Trust, Ser. 2008-A, Class A3A	Aaa	3.700%	06/08/12	52	52,774
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A2	Aaa	1.210%	01/15/12	46	46,067
Honda Auto Receivables Owner Trust, Ser. 2009-3, Class A2	Aaa	1.500%	08/15/11	15	14,757
Honda Auto Receivables Owner Trust, Ser. 2010-2, Class A2	Aaa	0.820%	06/18/12	200	200,407
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	616	627,076
Hyundai Auto Receivables Trust, Ser. 2008-A, Class A3	Aaa	4.930%	12/17/12	111	113,789
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.317%	11/15/15	850	843,273
Nissan Auto Receivables Owner Trust, Ser. 2008-C, Class A3A	Aaa	5.930%	07/15/12	115	117,262
USAA Auto Owner Trust, Ser. 2010-1, Class A2	Aaa	0.630%	06/15/12	100	100,034
Wachovia Auto Owner Trust, Ser. 2008-A, Class A3B(a)	Aaa	1.207%	09/20/12	704	706,128
World Omni Auto Receivables Trust, Ser. 2008-A, Class A3B(a)	Aaa	1.557%	10/15/12	348	349,837
World Omni Auto Receivables Trust, Ser. 2008-B, Class A3A	Aaa	5.130%	04/15/13	107	109,174

TOTAL ASSET-BACKED SECURITIES (cost $7,161,178)					7,213,086

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.7%

Banc of America Commercial Mortgage, Inc., Ser. 2005-6, Class A4(a)	Aaa	5.190%	09/10/47	20	22,019
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A4(a)	AAA(b)	5.767%	06/10/46	175	193,904
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(a)	AAA(b)	5.547%	02/15/39	600	660,557
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	700	724,689
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class A4(a)	Aaa	4.918%	10/15/42	400	430,998
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A4(a)	Aaa	5.198%	12/15/44	610	671,726
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(a)	Aaa	5.802%	06/15/49	700	731,279
Merrill Lynch Mortgage Trust, Ser. 2005-CKI1, Class A6(a)	Aaa	5.241%	11/12/37	100	109,883
Morgan Stanley Capital I, Ser. 2006-HQ9, Class A4(a)	AAA(b)	5.731%	07/12/44	500	552,701
Morgan Stanley Capital I, Ser. 2006-T21, Class A4(a)	Aaa	5.162%	10/12/52	750	815,168
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(a)	Aaa	5.418%	01/15/45	1,000	1,079,519

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,784,967)					5,992,443

CORPORATE BONDS — 11.2%

Banking — 6.8%

American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	125	161,426
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.625%	07/01/20	80	84,536
Bank of America Corp., Sr. Unsec’d. Notes	A2	6.000%	09/01/17	55	59,549
Bank of America Corp., Sr. Unsec’d. Notes	A2	7.625%	06/01/19	20	23,717
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	50	61,817
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	5.375%	03/15/20	150	158,102

Inter-American Development Bank (Supranational), Sr. Unsec’d. Notes(g)	Aaa	2.375%	08/15/17	6,400	6,513,344
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.400%	07/22/20	75	76,808
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%	04/23/19	50	57,943
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.000%	04/28/15	100	109,943
Stadshypotek AB (Sweden), Covered Notes, 144A	Aaa	1.450%	09/30/13	715	717,336
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A	Aaa	2.200%	07/29/15	205	207,749
US Bancorp, Sr. Unsec’d. Notes	Aa3	4.200%	05/15/14	240	263,004
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.625%	12/11/17	150	170,848

					8,666,122

Cable — 0.2%

Comcast Corp., Gtd. Notes	Baa1	5.150%	03/01/20	125	136,612
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.000%	02/01/20	125	133,867

					270,479

Capital Goods — 0.1%

Erac USA Finance LLC, Gtd. Notes, 144A (original cost $104,838; purchased 06/24/10)(c)(d)	Baa2	2.750%	07/01/13	105	107,268

Chemicals — 0.1%

Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	8.550%	05/15/19	125	157,836

Consumer — 0.3%

Clorox Co., Sr. Unsec’d. Notes	Baa2	5.950%	10/15/17	250	295,995

Energy — Integrated — 0.5%

BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	70	70,368
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	5.700%	10/15/19	115	134,759
PC Financial Partnership, Gtd. Notes	Baa2	5.000%	11/15/14	100	109,596
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.000%	03/21/14	150	162,511
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15	175	183,591

					660,825

Energy — Other — 0.2%

EOG Resources, Inc., Sr. Unsec’d. Notes	A3	2.950%	06/01/15	135	141,550
Weatherford International Ltd. (Switzerland), Gtd. Notes	Baa2	9.625%	03/01/19	50	65,226

					206,776

Foods — 0.4%

Dr. Pepper Snapple Group, Inc., Gtd. Notes	Baa2	6.120%	05/01/13	150	167,917
H.J. Heinz Finance Co., Gtd. Notes	Baa2	6.625%	07/15/11	150	156,707
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	100	111,705
Kraft Foods, Inc., Sr. Unsec’d. Notes(g)	Baa2	6.750%	02/19/14	75	87,210

					523,539

Healthcare & Pharmaceutical — 0.5%

Abbott Laboratories, Sr. Unsec’d. Notes	A1	2.700%	05/27/15	220	231,091
Genzyme Corp., Gtd. Notes, 144A	Baa2	3.625%	06/15/15	140	148,463
Teva Pharmaceutical Finance III LLC (Netherlands Antilles), Gtd. Notes	A3	3.000%	06/15/15	190	198,757

					578,311

Insurance — 0.3%

Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	65	68,913
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	155	164,440
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	175	182,609

					415,962

Media & Entertainment — 0.1%

NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	2.100%	04/01/14	170	170,790

Metals — 0.5%

ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	315	318,365
Teck Resources Ltd. (Canada), Gtd. Notes	Baa3	3.850%	08/15/17	25	25,763
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	4.625%	09/15/20	110	113,612
Noranda, Inc. (Canada), Gtd. Notes	Baa2	7.250%	07/15/12	175	190,272

					648,012

Non-Captive Finance — 0.1%

General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.500%	01/08/20	75	82,043
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	Aa2	6.000%	08/07/19	50	56,259

					138,302

Pipelines & Other — 0.2%

Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.200%	09/01/20	125	135,355
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.300%	09/15/20	125	134,710

					270,065

Retailers — 0.3%

CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	3.250%	05/18/15	200	208,904
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.250%	12/15/17	175	209,159

					418,063

Telecommunications — 0.5%

AT&T, Inc., Sr. Unsec’d. Notes	A2	2.500%	08/15/15	355	361,740
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	75	102,122
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	50	58,685
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	84	87,959

					610,506

Tobacco — 0.1%

Altria Group, Inc., Gtd. Notes	Baa1	9.250%	08/06/19	50	67,023

TOTAL CORPORATE BONDS (cost $13,780,962)					14,205,874

NON-CORPORATE FOREIGN AGENCY — 0.5%

Bank Nederlandse Gemeenten (Netherlands), Bonds, 144A (cost $697,039)	Aaa	1.750%	10/06/15	700	697,039

U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.0%

Federal Home Loan Mortgage Corp., Notes		4.875%	06/13/18	1,465	1,721,149
Federal Home Loan Mortgage Corp.(j)		5.125%	11/17/17	1,500	1,779,918
Federal National Mortgage Association, Notes(g)		4.375%	10/15/15	6,250	7,088,550
Federal National Mortgage Association(e)		4.390%	11/15/21	820	548,219
Financing Corp. FICO Strips Principal, Ser. 11P(e)		2.670%	02/08/18	380	316,785
Financing Corp. FICO Strips Principal, Ser. 15P(e)		3.140%	03/07/19	9,400	7,411,308
Residual Funding — Strip Principal(e)		3.280%	10/15/19	7,000	5,382,993
Tennessee Valley Authority		5.500%	07/18/17	950	1,144,796

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $24,740,497)					25,393,718

U.S. TREASURY OBLIGATIONS — 18.9%

U.S. Treasury Bonds		4.375%	05/15/40	995	1,117,514
U.S. Treasury Bonds		4.625%	02/15/40	195	227,846
U.S. Treasury Bonds(j)		8.000%	11/15/21	520	784,306
U.S. Treasury Notes		0.750%	09/15/13	370	371,214
U.S. Treasury Notes		1.250%	09/30/15	3,050	3,045,236
U.S. Treasury Notes		1.375%	11/15/12	2,150	2,191,489
U.S. Treasury Notes		1.750%	11/15/11	6,000	6,096,096
U.S. Treasury Notes		2.625%	08/15/20	675	681,328
U.S. Treasury Notes		3.375%	11/15/19	7,195	7,750,929
U.S. Treasury Strips Coupon(f)		3.300%	08/15/23	2,000	1,312,530
U.S. Treasury Strips Coupon(f)		3.380%	05/15/24	800	507,026

TOTAL U.S. TREASURY OBLIGATIONS (cost $23,624,307)					24,085,514

TOTAL LONG-TERM INVESTMENTS (cost $75,788,950)					77,587,674

SHORT-TERM INVESTMENT — 45.6%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $57,927,650; includes $14,159,564 of cash collateral received for securities on loan)(h)(i)	57,927,650	57,927,650

TOTAL INVESTMENTS — 106.6% (cost $133,716,600)		135,515,324

Liabilities in excess of other assets(k) — (6.60)%		(8,410,469)

NET ASSETS — 100.0%		$127,104,855

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corp.

FICO	Financing Corp.

MTN	Medium Term Note

†	The ratings reflected are as of September 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. Dollars unless otherwise stated.

(a)	Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2010.

(b)	Standard & Poor’s Rating.

(c)	Indicates a security that has been deemed illiquid.

(d)	Indicates a restricted security; the aggregate original cost of such securities is $104,838. The aggregate value of $107,268 is approximately 0.1% of net assets.

(e)	Represents zero coupon bond. Rate shown reflects the effective yield at September 30, 2010.

(f)	Rate shown reflects the effective yield at September 30, 2010.

(g)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,826,064; cash collateral of $14,159,564 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(h)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(j)	Represents security or a portion thereof, segregated as collateral for futures contracts.

(k)	Liabilities in excess other assets include net unrealized appreciation (depreciation) on futures contracts and interest rate swap agreements as follows:
Futures contracts open at September 30, 2010:

				Value at
Number of		Expiration	Value at	September 30,	Unrealized
Contracts	Type	Date	Trade Date	2010	Appreciation (Depreciation)(1)
Long Positions:
2	10 Year U.S. Treasury Notes	Dec. 2010	$251,944	$252,094	$150
37	U.S. Long Bond	Dec. 2010	4,943,089	4,947,594	4,505

					4,655

Short Positions:
7	2 Year U.S. Treasury Notes	Dec. 2010	1,534,837	1,536,391	(1,554)
371	5 Year U.S. Treasury Notes	Dec. 2010	44,772,458	44,841,727	(69,269)
8	U.S. Ultra Bond	Dec. 2010	1,120,724	1,130,250	(9,526)

					(80,349)

					$(75,694)

(1)	This amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.

Interest rate swap agreements outstanding at September 30, 2010:

		Notional					Unrealized
	Termination	Amount	Fixed	Floating	Fair	Upfront Premiums	Appreciation
Counterparty	Date	(000)#	Rate	Rate	Value	Paid (Received)	(Depreciation)(3)
Barclays Bank PLC(1)	12/31/17	$5,000	3.795%	3 month LIBOR	$761,600	$—	$761,600
Bank of America, NA(1)	12/31/17	16,000	2.267%	3 month LIBOR	137,600	—	137,600
Citibank NA(1)	02/15/17	4,890	3.363%	3 month LIBOR	450,523	—	450,523
Citibank NA(1)	02/15/17	4,330	3.366%	3 month LIBOR	399,603	—	399,603
Citibank NA(1)	12/31/17	34,700	2.252%	3 month LIBOR	287,663	—	287,663
Citibank NA(1)	12/31/17	19,000	2.724%	3 month LIBOR	884,830	—	884,830
Citibank NA(1)	12/31/17	38,885	2.994%	3 month LIBOR	2,740,615	—	2,740,615
Citibank NA(1)	12/31/17	2,280	3.016%	3 month LIBOR	162,039	—	162,039
Citibank NA(1)	07/01/20	6,100	3.043%	3 month LIBOR	311,236	—	311,236
Citibank NA(1)	08/10/20	1,225	2.834%	3 month LIBOR	34,807	—	34,807
Morgan Stanley Capital Services(1)	12/31/17	610	3.567%	3 month LIBOR	74,743	—	74,743
Morgan Stanley Capital Services(1)	08/10/20	615	2.833%	3 month LIBOR	17,432	—	17,432
Barclays Bank PLC(2)	09/10/20	1,030	2.620%	3 month LIBOR	(6,590)	—	(6,590)
Citibank NA(2)	09/23/20	8,140	2.685%	3 month LIBOR	(90,106)	—	(90,106)
Morgan Stanley Capital Services(2)	09/17/20	11,185	2.708%	3 month LIBOR	(153,873)	—	(153,873)
Morgan Stanley Capital Services(2)	09/27/20	7,330	2.553%	3 month LIBOR	9,930	—	9,930
Morgan Stanley Capital Services(2)	09/30/20	6,810	2.485%	3 month LIBOR	52,631	—	52,631
UBS AG(2)	10/01/20	6,680	2.523%	3 month LIBOR	30,130	—	30,130

					$6,104,813	$—	$6,104,813

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Asset-Backed Securities	$—	$7,213,086	$—
Commercial Mortgage-Backed Securities	—	5,992,443	—
Corporate Bonds	—	14,205,874	—
Non-Corporate Foreign Agency	—	697,039	—
U.S. Government Agency Obligations	—	25,393,718	—
U.S. Treasury Obligations	—	24,085,514	—
Affiliated Money Market Mutual Fund	57,927,650	—	—
Other Financial Instruments*
Futures Contracts	(75,694)	—	—
Interest Rate Swaps	—	1,055,723	5,049,090

Total	$57,851,956	$78,643,397	$5,049,090

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Interest Rate
Swaps
Balance as of 01/04/10 (commencement of Portfolio)	$—
Realized gain (loss)	—	**
Change in unrealized appreciation (depreciation)	5,049,090	***
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 09/30/10	$5,049,090

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized gain incurred during the period for other financial instruments was $302,000.

***	Of which, $5,049,090 was included in Net Assets relating to securities held at the reporting period end.
It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

				Principal
	Moody’s	Interest		Amount
	Ratings†	Rate	Maturity Date	(000)#	Value
LONG-TERM INVESTMENTS — 91.0%

ASSET-BACKED SECURITIES — 6.6%

American Express Credit Account Master Trust, Ser. 2010-1, Class A(a)	Aaa	0.507%	11/15/15	$800	$800,000
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(a)	Aaa	0.537%	02/15/14	411	411,128
Carmax Auto Owner Trust, Ser. 2010-1, Class A2	AAA(b)	0.830%	11/15/12	700	700,736
Chase Issuance Trust, Ser. 2005-A11, Class A(a)	Aaa	0.327%	12/15/14	1,000	997,233
Citibank Credit Card Issuance Trust, Ser. 2005-A3, Class A3(a)	Aaa	0.326%	04/24/14	1,000	997,563
Citibank Credit Card Issuance Trust, Ser. 2006-A7, Class A7(a)	Aaa	0.352%	12/15/18	1,000	977,199
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170%	10/15/13	700	710,134
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A2	Aaa	0.940%	04/15/12	419	419,075
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	575	585,271
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.317%	11/15/15	1,000	992,086

TOTAL ASSET-BACKED SECURITIES (cost $7,105,038)					7,590,425

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.2%

Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	420	431,055
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW12, Class A3(a)	Aaa	5.716%	09/11/38	800	851,464
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T26, Class A2	AAA(b)	5.330%	01/12/45	370	384,039
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T28, Class A2	AAA(b)	5.588%	09/11/42	800	848,860
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A2	AAA(b)	5.690%	06/10/46	800	811,663
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	500	516,153
GE Capital Commercial Mortgage Corp., Ser. 2004-C2, Class A2	Aaa	4.119%	03/10/40	111	111,763
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	500	517,635
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	890	922,144
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	900	936,198
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A3A, 144A(a)	Aaa	5.491%	12/12/44	350	367,541
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(a)	Aaa	5.858%	04/15/45	780	793,829
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(a)	Aaa	5.802%	06/15/49	500	522,342
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	310	324,480
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	900	908,657
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262%	09/15/39	850	866,251
Morgan Stanley Capital I, Ser. 2006-HQ10, Class A2	Aaa	5.283%	11/12/41	525	531,871
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A2	Aaa	5.359%	02/12/44	400	414,950
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(a)	Aaa	5.418%	01/15/45	700	755,663
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A2(a)	Aaa	5.684%	05/15/43	448	451,356
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	378	388,114
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A2	Aaa	5.275%	11/15/48	540	555,207

Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A2(a)	Aaa	5.858%	02/15/51	800	835,555

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $11,912,360)					14,046,790

CORPORATE BONDS — 9.5%

Aerospace & Defense — 0.3%

Boeing Co. (The), Sr. Unsec’d. Notes	A2	6.000%	03/15/19	300	361,968

Banking — 2.8%

American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	185	238,910
Bank of America Corp., Sr. Unsec’d. Notes, MTN(c)	A2	7.375%	05/15/14	400	459,741
Barclays Bank PLC, Sr., Unsec’d. Notes (United Kingdom)	Aa3	6.750%	05/22/19	255	303,033
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	200	247,268
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	5.375%	03/15/20	50	52,701
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%	04/23/19	275	318,687
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.000%	04/28/15	375	412,288
Rabobank Nederland NV, Sr. Unsec’d. Notes, 144A (Netherlands)	Aaa	4.200%	05/13/14	425	452,808
Stadshypotek AB, Covered Notes, 144A (Sweden)	Aaa	1.450%	09/30/13	590	591,927
Toronto-Dominion Bank (The), Covered Notes, 144A (Canada)	Aaa	2.200%	07/29/15	165	167,213

					3,244,576

Capital Goods — 0.4%

United Technologies Corp., Sr. Unsec’d. Notes(c)	A2	5.375%	12/15/17	355	417,007

Consumer — 0.3%

Clorox Co., Sr. Unsec’d. Notes	Baa2	5.950%	10/15/17	300	355,194

Electric — 0.1%

Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%	01/15/19	125	145,263

Energy — Integrated — 0.9%

BP Capital Markets PLC, Gtd. Notes (United Kingdom)	A2	4.500%	10/01/20	50	51,131
Cenovus Energy, Inc., Sr. Unsec’d. Notes (Canada)	Baa2	5.700%	10/15/19	450	527,316
Shell International Finance BV, Gtd. Notes (Netherlands)	Aa1	4.300%	09/22/19	250	274,201
Statoilhydro ASA, Gtd. Notes (Norway)	Aa2	5.250%	04/15/19	160	185,773

					1,038,421

Energy — Other

Weatherford International Ltd., Gtd. Notes (Switzerland)	Baa2	5.125%	09/15/20	30	30,668

Foods — 1.1%

Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.750%	01/15/19	225	291,873
Bottling Group LLC, Sr. Unsec’d. Notes	A2	5.125%	01/15/19	125	143,448
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	4.250%	03/01/15	450	498,503
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	275	319,772

					1,253,596

Healthcare & Pharmaceutical — 0.6%

Novartis Securities Investment Ltd., Gtd. Notes (Bermuda)	Aa2	5.125%	02/10/19	250	287,031
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.000%	03/01/19	275	333,153

					620,184

Healthcare Insurance — 0.3%

Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	290	344,318

Insurance — 0.3%

MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	290	369,083

Media & Entertainment — 0.2%

NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.375%	04/01/21	60	60,731
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	5.625%	09/15/19	160	182,393

					243,124

Metals — 0.2%

ArcelorMittal, Sr. Unsec’d. Notes (Luxembourg)	Baa3	3.750%	08/05/15	265	267,831

Non — Captive Finance — 0.2%

General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	Aa2	6.000%	08/07/19	200	225,037

Pipelines & Other — 0.2%

Atmos Energy Corp., Sr. Unsec’d. Notes	Baa2	8.500%	03/15/19	170	220,991

Retailers — 0.7%

CVS Caremark Corp., Notes	Baa2	6.600%	03/15/19	315	382,255
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(c)	Aa2	4.125%	02/01/19	415	454,466

					836,721

Technology — 0.3%

Xerox Corp., Sr. Unsec’d. Notes	Baa2	6.750%	02/01/17	240	281,400

Telecommunications — 0.3%

Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	7.175%	06/18/19	290	340,371

Tobacco — 0.3%

Altria Group, Inc., Gtd. Notes	Baa1	9.250%	08/06/19	275	368,627

TOTAL CORPORATE BONDS (cost $9,578,683)					10,964,380

MUNICIPAL BOND — 0.2%

State of California, Taxable GO, Ser. Var. Purp. 3 (cost $251,545)	A1	5.450%	04/01/15	250	267,885

NON-CORPORATE FOREIGN AGENCY — 0.5%

Bank Nederlandse Gemeenten, Bonds, 144A (Netherlands) (cost $597,462)	Aaa	1.750%	10/06/15	600	597,462

U.S. GOVERNMENT AGENCY OBLIGATIONS — 35.1%

JPMorgan Chase & Co., FDIC Gtd. Notes, Ser. 3(a)		0.539%	12/26/12	13,610	13,697,308
PNC Funding Corp., FDIC Gtd. Notes(a)		0.733%	04/01/12	26,800	26,899,536

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $40,410,000)					40,596,844

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 1.1%

Federal National Mortgage Association		5.000%	TBA 30 YR	1,000	1,052,500
Federal National Mortgage Association		5.500%	TBA 30 YR	250	265,508

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $1,320,703)					1,318,008

U.S. TREASURY OBLIGATIONS — 25.8%

U.S. Treasury Bonds		4.375%	05/15/40	860	965,892
U.S. Treasury Bonds		4.625%	02/15/40	300	350,531
U.S. Treasury Bonds		6.250%	08/15/23	1,000	1,354,375
U.S. Treasury Bonds		7.125%	02/15/23	735	1,060,008
U.S. Treasury Bonds(c)		8.000%	11/15/21	1,780	2,684,740
U.S. Treasury Bonds		8.125%	08/15/19	1,000	1,462,734
U.S. Treasury Bonds(c)		8.125%	08/15/21	675	1,022,942
U.S. Treasury Notes		0.375%	09/30/12	620	619,322
U.S. Treasury Notes		0.750%	09/15/13	1,050	1,053,445
U.S. Treasury Notes		1.250%	08/31/15	400	399,875
U.S. Treasury Notes		1.250%	09/30/15	420	419,344
U.S. Treasury Notes		2.625%	08/15/20	1,385	1,397,984
U.S. Treasury Notes		3.375%	11/15/19	4,855	5,230,126
U.S. Treasury Notes		3.625%	02/15/20	1,460	1,601,324
U.S. Treasury Strips Coupon(e)(f)		3.380%	05/15/24	7,390	4,683,657
U.S. Treasury Strips Coupon(f)		3.400%	08/15/24	1,615	1,011,022
U.S. Treasury Strips Coupon(f)		3.410%	11/15/24	775	479,154
U.S. Treasury Strips Coupon(f)		4.070%	11/15/23	820	531,896
U.S. Treasury Strips Coupon(f)		4.430%	05/15/25	1,400	844,864
U.S. Treasury Strips Principal(d)		3.820%	02/15/23	3,840	2,594,584

TOTAL U.S. TREASURY OBLIGATIONS (cost $27,522,611)					29,767,819

TOTAL LONG-TERM INVESTMENTS (cost $98,698,402)					105,149,613

	Shares
SHORT-TERM INVESTMENT — 7.4%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $8,500,025)(g)	8,500,025	$8,500,025

TOTAL INVESTMENTS — 98.4% (cost $107,198,427)		113,649,638

Other assets in excess of liabilities(h) — 1.6%		1,905,117

NET ASSETS — 100.0%		$115,554,755

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corp.

GO	General Obligation

MTN	Medium Term Note

TBA	To Be Announced

†	The ratings reflected are as of September 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2010.

(b)	Standard & Poor’s Rating.

(c)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(d)	Represents zero coupon bond. Rate shown reflects the effective yield at September 30, 2010.

(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(f)	Rate shown reflects the effective yield at September 30, 2010.

(g)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(h)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures contracts and interest rate swap agreements as follows:
Futures contracts open at September 30, 2010:

				Value at
Number of		Expiration	Value at Trade	September 30,	Unrealized
Contracts	Type	Date	Date	2010	Appreciation (Depreciation)(1)
Long Position:
3	U.S. Ultra Bonds	Dec. 2010	$417,385	$423,844	$6,459

Short Positions:
12	2 Year U.S. Treasury Notes	Dec. 2010	2,626,836	2,633,813	(6,977)
23	5 Year U.S. Treasury Notes	Dec. 2010	2,757,300	2,779,945	(22,645)
115	10 Year U.S. Treasury Notes	Dec. 2010	14,441,701	14,495,391	(53,690)
143	U.S. Long Bonds	Dec. 2010	19,230,856	19,121,781	109,075

					25,763

					$32,222

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.

Interest rate swap agreements outstanding at September 30, 2010:

		Notional				Upfront	Unrealized
	Termination	Amount	Fixed	Floating	Fair	Premiums	Appreciation
Counterparty	Date	(000)#	Rate	Rate	Value	Paid(Received)	(Depreciation)(3)
Citibank, NA(1)	08/31/14	$340	2.591%	3 month LIBOR	$19,475	$—	$19,475
Citibank, NA(1)	02/15/17	1,780	3.363%	3 month LIBOR	163,994	—	163,994
Citibank, NA(1)	02/15/17	6,470	3.366%	3 month LIBOR	597,098	—	597,098
Citibank, NA(1)	12/31/18	6,210	2.817%	3 month LIBOR	259,125	—	259,125
Citibank, NA(1)	03/15/20	2,500	3.769%	3 month LIBOR	278,875	—	278,875
Citibank, NA(1)	08/10/20	1,115	2.834%	3 month LIBOR	31,682	—	31,682
Merrill Lynch Capital Services, Inc.(1)	12/31/18	132,800	2.807%	3 month LIBOR	5,410,863	—	5,410,863
Morgan Stanley Capital Services, Inc.(1)	08/10/20	555	2.833%	3 month LIBOR	15,731	—	15,731
Barclays Bank, PLC(2)	09/10/20	3,430	2.620%	3 month LIBOR	(21,945)	—	(21,945)
Citibank, NA(2)	12/31/18	11,890	2.463%	3 month LIBOR	(117,924)	—	(117,924)
Deutsche Bank AG(2)	11/15/19	1,660	4.546%	3 month LIBOR	(480,752)	—	(480,752)
Deutsche Bank AG(2)	05/15/21	1,548	4.419%	3 month LIBOR	(429,678)	—	(429,678)
Deutsche Bank AG(2)	05/15/21	1,543	4.446%	3 month LIBOR	(434,834)	—	(434,834)
JP Morgan Chase Bank(2)	12/10/11	1,000	2.335%	3 month LIBOR	(29,816)	—	(29,816)
JP Morgan Chase Bank(2)	10/27/13	9,730	3.535%	3 month LIBOR	(919,559)	—	(919,559)
Morgan Stanley Capital Services, Inc.(2)	12/31/18	16,000	2.871%	3 month LIBOR	(1,269,686)	—	(1,269,686)
Morgan Stanley Capital Services, Inc.(2)	09/17/20	1,245	2.708%	3 month LIBOR	(17,127)	—	(17,127)
Morgan Stanley Capital Services, Inc.(2)	09/27/20	2,535	2.553%	3 month LIBOR	3,434	—	3,434
Morgan Stanley Capital Services, Inc.(2)	09/30/20	670	2.485%	3 month LIBOR	5,178	—	5,178

					$3,064,134	$—	$3,064,134

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivtive instruments subject to interest rate contracts risk exposure as of September 30, 2010.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Asset-Backed Securities	$—	$7,590,425	$—
Commercial Mortgage-Backed Securities	—	14,046,790	—
Corporate Bonds	—	10,964,380	—
Municipal Bond	—	267,885	—
Non-Corporate Foreign Agency	—	597,462	—
U.S. Government Agency Obligations	—	40,596,844	—
U.S. Government Mortgage-Backed Obligations	—	1,318,008	—
U.S. Treasury Obligations	—	29,767,819	—
Affiliated Money Market Mutual Fund	8,500,025	—	—
Other Financial Instruments*
Futures Contracts	32,222	—	—
Interest Rate Swaps	—	3,064,134	—

Total	$8,532,247	$108,213,747	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

				Principal
	Moody’s	Interest		Amount
	Ratings†	Rate	Maturity Date	(000)#	Value
LONG-TERM INVESTMENTS — 72.2%

ASSET-BACKED SECURITIES — 5.5%

American Express Credit Account Master Trust, Ser. 2010-1, Class A(a)	Aaa	0.507%	11/15/15	$600	$600,000
Chase Issuance Trust, Ser. 2005-A11, Class A(a)	Aaa	0.327%	12/15/14	1,000	997,233
Citibank Credit Card Issuance Trust, Ser. 2005-A3, Class A3(a)	Aaa	0.326%	04/24/14	1,000	997,563
Citibank Credit Card Issuance Trust, Ser. 2006-A7, Class A7(a)	Aaa	0.352%	12/15/18	1,000	977,199
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170%	10/15/13	500	507,239
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A2	Aaa	0.940%	04/15/12	299	299,339
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	411	418,051
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.317%	11/15/15	1,000	992,085

TOTAL ASSET-BACKED SECURITIES (cost $5,302,341)					5,788,709

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.9%

Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	280	287,370
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW12, Class A3(a)	Aaa	5.716%	09/11/38	500	532,165
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T26, Class A2	AAA(b)	5.330%	01/12/45	275	285,435
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T28, Class A2	AAA(b)	5.588%	09/11/42	500	530,537
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A2	AAA(b)	5.690%	06/10/46	500	507,290
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	235	242,592
GE Capital Commercial Mortgage Corp., Ser. 2004-C2, Class A2	Aaa	4.119%	03/10/40	81	81,282
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	450	465,872
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	494	512,302
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	400	416,088
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A3A, 144A(a)	Aaa	5.491%	12/12/44	350	367,542
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(a)	Aaa	5.858%	04/15/45	585	595,372
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(a)	Aaa	5.802%	06/15/49	450	470,107
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	200	209,342
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	550	555,291
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262%	09/15/39	400	407,647
Morgan Stanley Capital I, Ser. 2006-HQ10, Class A2	Aaa	5.283%	11/12/41	355	359,646
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A2	Aaa	5.359%	02/12/44	300	311,212
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(a)	Aaa	5.418%	01/15/45	700	755,663
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A2(a)	Aaa	5.684%	05/15/43	269	270,814
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	284	291,085
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A2	Aaa	5.275%	11/15/48	450	462,673
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A2(a)	Aaa	6.057%	02/15/51	500	522,221

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,048,556)					9,439,548

CORPORATE BONDS — 7.5%

Aerospace & Defense — 0.3%
Boeing Co. (The), Sr. Unsec’d. Notes	A2	6.000%	03/15/19	225	271,476

Banking — 2.3%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	220	284,109
Bank of America Corp., Sr. Unsec’d. Notes, M.T.N.(c)	A2	7.375%	05/15/14	250	287,338
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	165	196,081
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	150	185,451
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, M.T.N.	A1	5.375%	03/15/20	35	36,890
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%	04/23/19	175	202,801
Morgan Stanley, Sr. Unsec’d. Notes, M.T.N.	A2	6.000%	04/28/15	245	269,361
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A(c)	Aaa	4.200%	05/13/14	275	292,993
Stadshypotek AB (Sweden), Covered Notes, 144A	Aaa	1.450%	09/30/13	545	546,781
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A	Aaa	2.200%	07/29/15	135	136,811

					2,438,616

Capital Goods — 0.3%
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	245	287,794

Consumer — 0.2%
Clorox Co., Sr. Unsec’d. Notes	Baa2	5.950%	10/15/17	200	236,796

Electric — 0.1%
Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%	01/15/19	100	116,210

Energy — Integrated — 0.7%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	45	46,018
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	5.700%	10/15/19	300	351,544
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.300%	09/22/19	175	191,941
Statoilhydro ASA (Norway), Gtd. Notes	Aa2	5.250%	04/15/19	100	116,108

					705,611

Energy — Other
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	30	30,668

Foods — 0.8%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.750%	01/15/19	175	227,012
Bottling Group LLC, Sr. Unsec’d. Notes	A2	5.125%	01/15/19	90	103,283
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	4.250%	03/01/15	300	332,335
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	200	232,561

					895,191

Healthcare & Pharmaceutical — 0.4%
Novartis Securities Investment Ltd. (Bermuda), Gtd. Notes	Aa2	5.125%	02/10/19	165	189,441
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.000%	03/01/19	180	218,063

					407,504

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	190	225,588

Insurance — 0.2%
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	190	241,813

Media & Entertainment — 0.2%
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.375%	04/01/21	55	55,670
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	5.625%	09/15/19	100	113,996

					169,666

Metals — 0.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	230	232,457

Non-Captive Finance — 0.2%
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, M.T.N.	Aa2	6.000%	08/07/19	150	168,778

Pipelines & Other — 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa2	8.500%	03/15/19	125	162,493

Retailers — 0.6%
CVS Caremark Corp., Notes	Baa2	6.600%	03/15/19	235	285,174
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(c)	Aa2	4.125%	02/01/19	305	334,005

					619,179

Technology — 0.2%
Xerox Corp., Sr. Unsec’d. Notes	Baa2	6.750%	02/01/17	180	211,050

Telecommunications — 0.2%
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	180	211,265

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.250%	08/06/19	185	247,985

TOTAL CORPORATE BONDS (cost $6,922,510)					7,880,140

FOREIGN AGENCY — 0.5%
Bank Nederlandse Gemeenten (Netherlands), Bonds, 144A (cost $517,800)	Aaa	1.750%	10/06/15	520	517,800

MUNICIPAL BOND — 0.1%
State of California GO, Taxable Var. Purp. 3 (cost $125,773)	A1	5.450%	04/01/15	125	133,943

U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.5%

Financing Corp. FICO, Ser. D-P(d)		3.040%	09/26/19	2,900	2,215,733
Israel Government AID Bond (Israel)(d)		3.670%	03/15/20	1,000	739,698
JPMorgan Chase & Co., FDIC Gtd. Notes, Ser. 3(a)		0.539%	12/26/12	8,750	8,806,131
PNC Funding Corp., FDIC Gtd. Notes(a)		0.733%	04/01/12	18,400	18,468,338

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $29,893,376)					30,229,900

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 1.0%

Federal National Mortgage Association		5.000%	TBA 30 YR	500	526,250
Federal National Mortgage Association		5.500%	TBA 30 YR	500	531,016

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $1,058,379)					1,057,266

U.S. TREASURY OBLIGATIONS — 20.2%

U.S. Treasury Bonds(c)		4.375%	05/15/40	745	836,732
U.S. Treasury Bonds		4.625%	02/15/40	540	630,956
U.S. Treasury Bonds(c)		7.125%	02/15/23	495	713,883
U.S. Treasury Bonds(c)		8.000%	11/15/21	370	558,064
U.S. Treasury Bonds		8.125%	08/15/19	460	672,858
U.S. Treasury Bonds(c)		8.125%	08/15/21	475	719,848
U.S. Treasury Notes		0.375%	08/31/12	6,000	5,995,548
U.S. Treasury Notes		0.375%	09/30/12	460	459,497
U.S. Treasury Notes		1.250%	08/31/15	265	264,917
U.S. Treasury Notes		1.250%	09/30/15	225	224,648
U.S. Treasury Notes		2.625%	08/15/20	1,050	1,059,844
U.S. Treasury Notes		3.375%	11/15/19	3,675	3,958,953
U.S. Treasury Notes(c)		0.625%	06/30/12	855	858,471
U.S. Treasury Strips Coupon(e)(f)		3.380%	05/15/24	5,220	3,308,347
U.S. Treasury Strips Coupon(f)		3.400%	08/15/24	375	234,758
U.S. Treasury Strips Coupon(f)		3.410%	11/15/24	470	290,584
U.S. Treasury Strips Coupon(f)		4.070%	11/15/23	500	324,327
U.S. Treasury Strips Coupon(f)		4.430%	05/15/25	500	301,737

TOTAL U.S. TREASURY OBLIGATIONS (cost $20,333,984)					21,413,972

TOTAL LONG-TERM INVESTMENTS (cost $72,202,719)					76,461,278

SHORT-TERM INVESTMENT — 17.9%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $18,999,938)(g)	18,999,938	18,999,938

TOTAL INVESTMENTS — 90.1% (cost $91,202,657)		95,461,216

Other assets in excess of liabilities(h) 9.9%		10,498,417

NET ASSETS — 100.0%		$105,959,633

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corporation

FICO	Financing Corporation

GO	General Obligation

TBA	To Be Announced

†	The ratings reflected are as of September 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2010.

(b)	Standard & Poor’s Rating

(c)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(d)	Represents zero coupon bond. Rate shown reflects the effective yield at September 30, 2010.

(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(f)	Rate shown reflects the effective yield at September 30, 2010.

(g)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as a manager of the Prudential Investment Portfolio 2-Prudential Core Taxable Money Market Fund.

(h)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures contracts and interest rate swap agreements as follows:
Futures contracts outstanding at September 30, 2010:

				Value at
Number of		Expiration	Value at Trade	September 30,	Unrealized
Contracts	Type	Date	Date	2010	Appreciation (Depreciation)(1)
Short Positions:
37	2 Year U.S. Treasury Notes	Dec. 2010	$8,112,708	$8,120,922	$(8,214)
68	5 Year U.S. Treasury Notes	Dec. 2010	8,170,771	8,218,969	(48,198)
52	10 Year U.S. Treasury Notes	Dec. 2010	6,550,940	6,554,437	(3,497)
42	U.S. Long Bond	Dec. 2010	5,634,145	5,616,188	17,957
9	U.S. Ultra Bond	Dec. 2010	1,256,440	1,271,531	(15,091)

					$(57,043)

(1)	Amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.

Interest rate swap agreements outstanding at September 30, 2010:

		Notional					Unrealized
	Termination	Amount	Fixed	Floating	Fair	Upfront Premiums	Appreciation
Counterparty	Date	(000)#	Rate	Rate	Value	Paid (Received)	(Depreciation)(3)
Citibank, NA(1)	08/31/14	$230	2.591%	3 month LIBOR	$13,174	$—	$13,174
Citibank, NA(1)	03/12/15	2,240	2.635%	3 month LIBOR	129,866	—	129,866
Citibank, NA(1)	02/15/17	4,550	3.363%	3 month LIBOR	419,199	—	419,199
Citibank, NA(1)	12/31/19	6,290	2.981%	3 month LIBOR	286,274	—	286,274
Citibank, NA(1)	12/31/19	1,180	3.060%	3 month LIBOR	64,276	—	64,276
Citibank, NA(1)	06/04/20	2,090	3.370%	3 month LIBOR	177,579	—	177,579
Citibank, NA(1)	08/10/20	975	2.834%	3 month LIBOR	27,704	—	27,704
JP Morgan Chase Bank(1)	12/31/19	10,600	4.137%	3 month LIBOR	2,449,507	—	2,449,507
JP Morgan Chase Bank(1)	12/31/19	5,220	4.256%	3 month LIBOR	1,305,931	—	1,305,931
JP Morgan Chase Bank(1)	12/31/19	2,200	4.383%	3 month LIBOR	582,961	—	582,961
JP Morgan Chase Bank(1)	12/31/19	7,050	4.424%	3 month LIBOR	1,940,527	—	1,940,527
JP Morgan Chase Bank(1)	12/31/19	934	4.690%	3 month LIBOR	295,031	—	295,031
JP Morgan Chase Bank(1)	12/31/19	3,995	4.700%	3 month LIBOR	1,279,509	—	1,279,509
JP Morgan Chase Bank(1)	12/31/19	2,159	4.795%	3 month LIBOR	723,781	—	723,781
JP Morgan Chase Bank(1)	12/31/19	5,376	4.805%	3 month LIBOR	1,806,862	—	1,806,862
JP Morgan Chase Bank(1)	12/31/19	3,700	4.886%	3 month LIBOR	1,282,920	—	1,282,920
Merrill Lynch Capital Services, Inc.(1)	12/31/19	68,275	2.899%	3 month LIBOR	2,519,057	—	2,519,057
Morgan Stanley Capital Services(1)	12/31/19	4,600	2.634%	3 month LIBOR	198,584	—	198,584
Morgan Stanley Capital Services(1)	12/31/19	3,500	3.123%	3 month LIBOR	345,533	—	345,533
Morgan Stanley Capital Services(1)	12/31/19	2,900	3.143%	3 month LIBOR	293,830	—	293,830
Morgan Stanley Capital Services(1)	12/31/19	4,800	3.322%	3 month LIBOR	584,051	—	584,051
Morgan Stanley Capital Services(1)	12/31/19	10,100	3.352%	3 month LIBOR	1,266,689	—	1,266,689
Morgan Stanley Capital Services(1)	12/31/19	2,000	3.419%	3 month LIBOR	266,408	—	266,408
Morgan Stanley Capital Services(1)	12/31/19	1,300	3.774%	3 month LIBOR	215,978	—	215,978
Morgan Stanley Capital Services(1)	12/31/19	7,800	4.189%	3 month LIBOR	1,730,014	—	1,730,014
Morgan Stanley Capital Services(1)	12/31/19	1,600	4.385%	3 month LIBOR	392,925	—	392,925
Morgan Stanley Capital Services(1)	12/31/19	2,200	4.389%	3 month LIBOR	541,278	—	541,278
Morgan Stanley Capital Services(1)	08/10/20	490	2.833%	3 month LIBOR	13,889	—	13,889
Barclays Bank PLC(2)	09/10/20	3,685	2.620%	3 month LIBOR	(23,577)	—	(23,577)
Citibank, NA(2)	12/31/19	6,055	2.619%	3 month LIBOR	(55,915)	—	(55,915)
Deutsche Bank AG(2)	11/15/19	957	4.546%	3 month LIBOR	(277,043)	—	(277,043)
Deutsche Bank AG(2)	05/15/20	957	4.246%	3 month LIBOR	(238,356)	—	(238,356)
Deutsche Bank AG(2)	05/15/21	892	4.419%	3 month LIBOR	(247,611)	—	(247,611)
Deutsche Bank AG(2)	05/15/21	889	4.446%	3 month LIBOR	(250,582)	—	(250,582)
JP Morgan Chase Bank(2)	12/10/11	700	2.335%	3 month LIBOR	(20,871)	—	(20,871)
JP Morgan Chase Bank(2)	10/27/13	3,640	3.535%	3 month LIBOR	(344,164)	—	(344,164)
Morgan Stanley Capital Services(2)	12/31/19	13,000	2.959%	3 month LIBOR	(1,004,839)	—	(1,004,839)
Morgan Stanley Capital Services(2)	12/31/19	2,200	3.091%	3 month LIBOR	(202,623)	—	(202,623)
Morgan Stanley Capital Services(2)	12/31/19	1,500	3.102%	3 month LIBOR	(139,378)	—	(139,378)
Morgan Stanley Capital Services(2)	12/31/19	1,500	3.110%	3 month LIBOR	(140,491)	—	(140,491)
Morgan Stanley Capital Services(2)	12/31/19	1,000	3.157%	3 month LIBOR	(99,000)	—	(99,000)
Morgan Stanley Capital Services(2)	12/31/19	9,000	3.176%	3 month LIBOR	(928,429)	—	(928,429)
Morgan Stanley Capital Services(2)	12/31/19	3,200	3.193%	3 month LIBOR	(331,057)	—	(331,057)
Morgan Stanley Capital Services(2)	12/31/19	1,950	3.193%	3 month LIBOR	(205,110)	—	(205,110)
Morgan Stanley Capital Services(2)	12/31/19	700	3.355%	3 month LIBOR	(84,653)	—	(84,653)
Morgan Stanley Capital Services(2)	12/31/19	600	3.436%	3 month LIBOR	(78,413)	—	(78,413)
Morgan Stanley Capital Services(2)	12/31/19	2,000	3.449%	3 month LIBOR	(265,135)	—	(265,135)
Morgan Stanley Capital Services(2)	12/31/19	1,000	3.496%	3 month LIBOR	(138,551)	—	(138,551)
Morgan Stanley Capital Services(2)	12/31/19	1,000	3.555%	3 month LIBOR	(145,670)	—	(145,670)
Morgan Stanley Capital Services(2)	12/31/19	300	3.585%	3 month LIBOR	(40,669)	—	(40,669)
Morgan Stanley Capital Services(2)	12/31/19	1,400	3.628%	3 month LIBOR	(199,138)	—	(199,138)
Morgan Stanley Capital Services(2)	12/31/19	200	3.677%	3 month LIBOR	(29,467)	—	(29,467)
Morgan Stanley Capital Services(2)	12/31/19	400	3.780%	3 month LIBOR	(63,696)	—	(63,696)
Morgan Stanley Capital Services(2)	12/31/19	535	3.836%	3 month LIBOR	(88,788)	—	(88,788)
Morgan Stanley Capital Services(2)	12/31/19	1,000	3.843%	3 month LIBOR	(169,335)	—	(169,335)
Morgan Stanley Capital Services(2)	12/31/19	1,000	3.892%	3 month LIBOR	(175,632)	—	(175,632)
Morgan Stanley Capital Services(2)	12/31/19	1,000	4.005%	3 month LIBOR	(189,091)	—	(189,091)
Morgan Stanley Capital Services(2)	12/31/19	2,500	4.052%	3 month LIBOR	(493,498)	—	(493,498)
Morgan Stanley Capital Services(2)	12/31/19	1,000	4.191%	3 month LIBOR	(220,851)	—	(220,851)
Morgan Stanley Capital Services(2)	12/31/19	6,900	4.222%	3 month LIBOR	(1,555,962)	—	(1,555,962)
Morgan Stanley Capital Services(2)	12/31/19	2,500	4.262%	3 month LIBOR	(572,083)	—	(572,083)
Morgan Stanley Capital Services(2)	12/31/19	2,200	4.459%	3 month LIBOR	(561,096)	—	(561,096)
Morgan Stanley Capital Services(2)	09/17/20	1,145	2.708%	3 month LIBOR	(15,752)	—	(15,752)
Morgan Stanley Capital Services(2)	09/27/20	1,865	2.553%	3 month LIBOR	2,527	—	2,527
Morgan Stanley Capital Services(2)	09/30/20	1,485	2.485%	3 month LIBOR	11,477	—	11,477
UBS AG(2)	10/01/20	1,460	2.523%	3 month LIBOR	6,585	—	6,585

					$11,577,400	$—	$11,577,400

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Asset-Backed Securities	$—	$5,788,709	$—
Commercial Mortgage-Backed Securities	—	9,439,548	—
Corporate Bonds	—	7,880,140	—
Foreign Agency	—	517,800	—
Municipal Bond	—	133,943	—
U.S. Government Agency Obligations	—	30,229,900	—
U.S. Government Mortgage-Backed Obligations	—	1,057,266	—
U.S. Treasury Obligations	—	21,413,972	—
Affiliated Money Market Mutual Fund	18,999,938	—	—
Other Financial Instruments*
Futures Contracts	(57,043)	—	—
Interest Rate Swaps	—	11,577,400	—

Total	$18,942,895	$88,038,678	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

				Principal
	Moody’s	Interest		Amount
	Ratings†	Rate	Maturity Date	(000)#	Value
LONG-TERM INVESTMENTS — 74.1%

ASSET-BACKED SECURITIES — 5.3%

American Express Credit Account Master Trust, Ser. 2010-1, Class A(a)	Aaa	0.507%	11/15/15	$900	$900,000
BA Credit Card Trust, Ser. 2006-A14, Class A14(a)	Aaa	0.317%	04/15/16	60	59,439
Bank of America Auto Trust, Ser. 2010-2, Class A2	Aaa	0.910%	10/15/12	300	300,848
Bank of America Auto Trust, Ser. 2009-1A, Class A2, 144A	Aaa	1.700%	12/15/11	15	14,884
Bank of America Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	2.670%	07/15/13	535	542,631
Bank of America Auto Trust, Ser. 2009-3A, Class A3, 144A	Aaa	1.670%	12/15/13	60	60,656
Bank One Issuance Trust, Ser. 2003-A4, Class A4(a)	Aaa	0.507%	01/15/16	1,000	1,000,001
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(a)	Aaa	0.537%	02/15/14	685	685,214
Carmax Auto Owner Trust, Ser. 2010-1, Class A2	AAA(b)	0.830%	11/15/12	200	200,210
Chase Issuance Trust, Ser. 2008-A6, Class A6(a)	Aaa	1.457%	05/15/15	40	41,004
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	Aaa	5.650%	09/20/19	840	1,007,034
Ford Credit Auto Owner Trust, Ser. 2007-B, Class A3A	Aaa	5.150%	11/15/11	14	14,369
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170%	10/15/13	150	152,171
Harley-Davidson Motorcycle Trust, Ser. 2009-2, Class A3	Aaa	2.620%	03/15/14	50	50,799
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A2	Aaa	0.940%	04/15/12	60	59,868
Honda Auto Receivables Owner Trust, Ser. 2009-2, Class A3	AAA(b)	2.790%	01/15/13	50	50,757
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	740	752,491
Hyundai Auto Receivables Trust, Ser. 2007-A, Class A3B(a)	Aaa	0.657%	01/15/12	5	4,521
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.317%	11/15/15	1,000	992,086
USAA Auto Owner Trust, Ser. 2010-1, Class A2	Aaa	0.630%	06/15/12	200	200,068
World Omni Auto Receivables Trust, Ser. 2008-A, Class A3B(a)	Aaa	1.557%	10/15/12	392	393,567
World Omni Auto Receivables Trust, Ser. 2008-B, Class A3B(a)	Aaa	1.607%	04/15/13	71	71,700
World Omni Automobile Lease Securitization Trust, Ser. 2009-A, Class A2	Aaa	1.020%	01/15/12	43	43,263

TOTAL ASSET-BACKED SECURITIES (cost $7,532,743)					7,597,581

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.0%

Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A4(a)	AAA(b)	5.767%	06/10/46	225	249,305
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(a)	AAA(b)	5.547%	02/15/39	750	825,697
GE Capital Commercial Mortgage Corp., Ser. 2004-C2, Class A2	Aaa	4.119%	03/10/40	8	8,468
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	750	776,452
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class A4(a)	Aaa	5.198%	10/15/42	400	430,998
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A4(a)	Aaa	5.363%	12/15/44	730	803,869
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(a)	Aaa	5.802%	06/15/49	750	783,512
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A3	Aaa	4.647%	07/15/30	250	256,117
Merrill Lynch Mortgage Trust, Ser. 2005-CKI1, Class A6(a)	Aaa	5.241%	11/12/37	100	109,883
Morgan Stanley Capital I, Ser. 2006-HQ9, Class A4(a)	AAA(b)	5.731%	07/12/44	700	773,781
Morgan Stanley Capital I, Ser. 2006-T21, Class A4(a)	Aaa	5.162%	10/12/52	900	978,202
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(a)	Aaa	5.418%	01/15/45	1,100	1,187,471

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,931,984)					7,183,755

CORPORATE BONDS — 11.4%

Banking — 6.9%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	60	77,484
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.625%	07/01/20	80	84,536

Bank of America Corp., Sr. Unsec’d. Notes	A2	6.000%	09/01/17	80	86,617
Bank of America Corp., Sr. Unsec’d. Notes	A2	7.625%	06/01/19	20	23,717
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	75	92,725
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	5.375%	03/15/20	175	184,452
Inter-American Development Bank (Supranational), Sr. Unsec’d. Notes	Aaa	2.375%	08/15/17	7,350	7,480,168
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.400%	07/22/20	100	102,411
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%	04/23/19	50	57,943
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.950%	12/28/17	100	107,418
Stadshypotek AB (Sweden), Covered Notes, 144A	Aaa	1.450%	09/30/13	820	822,679
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A	Aaa	2.200%	07/29/15	235	238,152
US Bancorp, Sr. Unsec’d. Notes	Aa3	4.200%	05/15/14	290	317,796
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.625%	12/11/17	175	199,323

					9,875,421

Cable — 0.2%
Comcast Corp., Gtd. Notes	Baa1	5.150%	03/01/20	150	163,935
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.000%	02/01/20	150	160,639

					324,574

Capital Goods — 0.2%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $124,808; purchased 06/24/10)(c)(d)	Baa2	2.750%	07/01/13	125	127,700
United Technologies Corp., Sr. Unsec’d. Notes	A2	6.125%	02/01/19	75	92,789

					220,489

Chemicals — 0.1%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	8.550%	05/15/19	150	189,403

Consumer — 0.2%
Clorox Co., Sr. Unsec’d. Notes	Baa2	5.950%	10/15/17	300	355,194

Energy — Integrated — 0.5%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	65	66,470
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	5.700%	10/15/19	135	158,195
PC Financial Partnership, Gtd. Notes	Baa2	5.000%	11/15/14	100	109,596
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.000%	03/21/14	175	189,597
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15	205	215,063

					738,921

Energy — Other — 0.2%
EOG Resources, Inc., Sr. Unsec’d. Notes	A3	2.950%	06/01/15	150	157,278
Weatherford International, Inc., Gtd. Notes	Baa2	6.350%	06/15/17	75	84,063

					241,341

Foods — 0.5%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa2	5.000%	04/15/20	100	110,188
Dr. Pepper Snapple Group, Inc., Gtd. Notes	Baa2	6.120%	05/01/13	175	195,903
H.J. Heinz Finance Co., Gtd. Notes	Baa2	6.625%	07/15/11	175	182,825
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	125	139,631
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	75	87,211

					715,758

Healthcare & Pharmaceutical — 0.6%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	2.700%	05/27/15	260	273,107
Genzyme Corp., Gtd. Notes, 144A	Baa2	3.625%	06/15/15	170	180,277
Medtronic, Inc., Sr. Unsec’d. Notes	A1	4.450%	03/15/20	100	109,520
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.000%	03/01/19	50	60,573
Teva Pharmaceutical Finance III LLC (Netherlands), Gtd. Notes	A3	3.000%	06/15/15	225	235,370

					858,847

Insurance — 0.3%
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	75	79,515
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	170	180,354
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes.	Baa2	6.500%	01/15/12	200	208,696

					468,565

Media & Entertainment — 0.1%
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.375%	04/01/21	85	86,036
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	55	59,667

					145,703

Metals — 0.5%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	360	363,845
Teck Resources Ltd. (Canada), Gtd. Notes	Baa3	3.850%	08/15/17	30	30,915
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	4.625%	09/15/20	115	118,777

Noranda, Inc. (Canada), Gtd. Notes	Baa2	7.250%	07/15/12	200	217,454

					730,991

Non-Captive Finance — 0.1%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.500%	01/08/20	75	82,043
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	Aa2	6.000%	08/07/19	75	84,389

					166,432

Pipelines & Other — 0.3%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	5.350%	03/15/20	55	59,500
Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.200%	09/01/20	150	162,427
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.300%	09/15/20	150	161,652

					383,579

Retailers — 0.4%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	3.250%	05/18/15	250	261,130
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.250%	12/15/17	200	239,039

					500,169

Telecommunications — 0.2%
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	100	136,163
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	50	58,685
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	88	92,148

					286,996

Tobacco — 0.1%
Altria Group, Inc., Gtd. Notes	Baa1	9.250%	08/06/19	50	67,023
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	50	67,680

					134,703

TOTAL CORPORATE BONDS (cost $15,809,545)					16,337,086

NON-CORPORATE FOREIGN AGENCY — 0.6%
Bank Nederlandse Gemeenten (Netherlands), Bonds, 144A (cost $796,616)	Aaa	1.750%	10/06/15	800	796,616

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.3%
Federal National Mortgage Association, Notes		4.375%	10/15/15	6,500	7,372,092
Financing Corp. FICO Strips Coupon, Ser. D-P(e)		3.040%	09/26/19	6,890	5,264,277
Israel Government AID Bond (Israel), Gtd. Notes(e)		3.670%	03/15/20	3,000	2,219,094
Israel Government AID Bond (Israel), Gtd. Notes., Ser. 11-Z(e)		3.000%	05/15/19	1,100	852,586
Residual Funding — Strip(e)		3.530%	07/15/20	10,800	7,998,393
Residual Funding — Strip(e)		3.630%	01/15/21	3,500	2,537,332

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $23,539,114)					26,243,774

U.S. TREASURY OBLIGATIONS — 33.5%

U.S. Treasury Bonds(f)		4.375%	05/15/40	995	1,117,515
U.S. Treasury Bonds		4.625%	02/15/40	235	274,583
U.S. Treasury Bonds		8.125%	08/15/19	135	197,469
U.S. Treasury Notes		0.375%	08/31/12	8,830	8,823,448
U.S. Treasury Notes(f)		0.750%	09/15/13	13,900	13,945,606
U.S. Treasury Notes(f)		1.250%	08/31/15	220	219,931
U.S. Treasury Notes		1.250%	09/30/15	4,555	4,547,885
U.S. Treasury Notes		1.375%	11/15/12	2,040	2,079,366
U.S. Treasury Notes		2.625%	08/15/20	620	625,813
U.S. Treasury Notes		3.375%	11/15/19	7,840	8,445,765
U.S. Treasury Notes		3.625%	02/15/20	7,000	7,677,579

TOTAL U.S. TREASURY OBLIGATIONS (cost $47,733,811)					47,954,960

TOTAL LONG-TERM INVESTMENTS (cost $102,343,813)					106,113,772

	Shares	Value
SHORT-TERM INVESTMENT — 24.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $34,545,145)(g)	34,545,145	34,545,145

TOTAL INVESTMENTS — 98.2% (cost $136,888,958)		140,658,917

Other asset in excess of liabilities(h) — 1.8%		2,563,525

NET ASSETS — 100.0%		$143,222,442

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FICO	Financing Corp.

MTN	Medium Term Note

†	The ratings reflected are as of September 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2010.

(b)	Standard & Poor’s Rating.

(c)	Indicates a security that has been deemed illiquid.

(d)	Indicates a restricted security; the aggregate original cost of such securities is $124,808. The aggregate value of $127,700 is approximately 0.1% of net assets.

(e)	Represents zero coupon bond. Rate shown reflects the effective yield at September 30, 2010.

(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(g)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(h)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures contracts and interest rate swap agreements as follows:
Futures contracts open at September 30, 2010:

				Value at
Number of		Expiration	Value at Trade	September 30,	Unrealized
Contracts	Type	Date	Date	2010	Depreciation(1)
Long Positions:
20	U.S. Long Bonds	Dec. 2010	2,659,654	2,674,375	$(14,721)
15	U.S. Ultra Long Bonds	Dec. 2010	2,081,240	2,119,219	(37,979)

					(52,700)

Short Positions:
46	2 Year U.S. Treasury Notes	Dec. 2010	$10,071,304	$10,096,281	(24,977)
363	5 Year U.S. Treasury Notes	Dec. 2010	43,561,023	43,874,789	(313,766)
1	10 Year U.S. Treasury Notes	Dec. 2010	125,950	126,047	(97)

					(338,840)

					$(391,540)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.

Interest rate swap agreements outstanding at September 30, 2010:

		Notional				Upfront	Unrealized
	Termination	Amount	Fixed	Floating	Fair	Premiums	Appreciation
Counterparty	Date	(000)#	Rate	Rate	Value	Paid(Received)	(Depreciation)(3)
Bank of America, N.A.(1)	12/31/20	$5,900	2.744%	3 month LIBOR	$36,403	$—	$36,403
Bank of America, N.A.(1)	12/31/20	48,060	3.407%	3 month LIBOR	4,099,999	—	4,099,999
Citibank, N.A.(1)	06/04/20	5,630	3.370%	3 month LIBOR	478,360	—	478,360
Citibank, N.A.(1)	07/01/20	4,100	3.043%	3 month LIBOR	209,094	—	209,094
Citibank, N.A.(1)	08/10/20	1,395	2.834%	3 month LIBOR	39,638	—	39,638
Citibank, N.A.(1)	12/31/20	26,900	2.721%	3 month LIBOR	132,617	—	132,617
Citibank, N.A.(1)	12/31/20	7,600	3.163%	3 month LIBOR	416,176	—	416,176
Citibank, N.A.(1)	12/31/20	21,900	3.193%	3 month LIBOR	1,278,960	—	1,278,960
Citibank, N.A.(1)	12/31/20	20,000	3.832%	3 month LIBOR	2,716,200	—	2,716,200
Morgan Stanley Capital Services, Inc.(1)	08/10/20	695	2.833%	3 month LIBOR	19,699	—	19,699
Morgan Stanley Capital Services, Inc.(1)	12/31/20	4,500	3.435%	3 month LIBOR	398,610	—	398,610
Morgan Stanley Capital Services, Inc.(1)	12/31/20	4,600	4.058%	3 month LIBOR	807,852	—	807,852
Barclays Bank, PLC(2)	09/10/20	2,880	2.620%	3 month LIBOR	(18,427)	—	(18,427)
Citibank, N.A.(2)	09/23/20	8,770	2.685%	3 month LIBOR	(97,080)	—	(97,080)
Morgan Stanley Capital Services, Inc.(2)	09/17/20	10,500	2.708%	3 month LIBOR	(144,449)	—	(144,449)
Morgan Stanley Capital Services, Inc.(2)	09/30/20	14,610	2.485%	3 month LIBOR	112,912	—	112,912
Morgan Stanley Capital Services, Inc.(2)	09/27/20	9,160	2.553%	3 month LIBOR	12,409	—	12,409
UBS AG(2)	10/01/20	9,875	2.523%	3 month LIBOR	44,541	—	44,541

					$10,543,514	$—	$10,543,514

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Asset-Backed Securities	$—	$7,597,581	$—
Commercial Mortgage-Backed Securities	—	7,183,755	—
Corporate Bonds	—	16,337,086	—
Non-Corporate Foreign Agency	—	796,616	—
U.S. Government Agency Obligations	—	26,243,774	—
U.S. Treasury Obligations	—	47,954,960	—
Affiliated Money Market Mutual Fund	34,545,145	—	—
Other Financial Instruments*
Futures Contracts	(391,540)	—	—
Interest Rate Swaps	—	656,697	9,886,817

Total	$34,153,605	$106,770,469	$9,886,817

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Interest Rate
	Swaps
Balance as of 12/31/09	$(447,867)
Realized gain (loss)	—	**
Change in unrealized appreciation (depreciation)	10,334,684	***
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 09/30/10	$9,886,817

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized gain during the reporting period for other financial instruments was $532,800.

***	Of which, $9,886,817 was included in Net Assets relating to securities held at the reporting period end.

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

				Principal
	Moody’s	Interest		Amount
	Ratings†	Rate	Maturity Date	(000)#	Value
LONG-TERM INVESTMENTS — 58.7%

ASSET-BACKED SECURITIES — 4.6%

American Express Credit Account Master Trust, Ser. 2010-1, Class A(a)	Aaa	0.507%	11/15/15	$150	$150,000
Bank of America Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	2.670%	07/15/13	100	101,426
Bank of America Auto Trust, Ser. 2010-2, Class A2	Aaa	0.910%	10/15/12	150	150,424
Bank One Issuance Trust, Ser. 2003-A4, Class A4(a)	Aaa	0.507%	01/15/16	150	150,000
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(a)	Aaa	0.537%	02/15/14	183	182,724
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	Aaa	5.650%	09/20/19	140	167,839
DaimlerChrysler Auto Trust, Ser. 2008-A, Class A3A	Aaa	3.700%	06/08/12	30	30,157
Ford Credit Auto Owner Trust, Ser. 2010-B, Class A2	Aaa	0.650%	12/15/12	200	200,244
Honda Auto Receivables Owner Trust, Ser. 2009-3, Class A2	Aaa	1.500%	08/15/11	15	14,757
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	144	146,318
Hyundai Auto Receivables Trust, Ser. 2010-B, Class A2	Aaa	0.570%	03/15/13	200	200,057
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.317%	11/15/15	150	148,813
USAA Auto Owner Trust, Ser. 2009-1, Class A3	Aaa	3.020%	06/17/13	39	40,002
Wachovia Auto Owner Trust, Ser. 2008-A, Class A3B(a)	Aaa	1.207%	09/20/12	163	162,953
World Omni Auto Receivables Trust, Ser. 2008-B, Class A3A	Aaa	5.130%	04/15/13	36	36,391

TOTAL ASSET-BACKED SECURITIES (cost $1,872,260)					1,882,105

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.3%

Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A4(a)	AAA(b)	5.767%	06/10/46	50	55,401
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(a)	AAA(b)	5.547%	02/15/39	150	165,139
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	200	207,054
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class A4(a)	Aaa	4.918%	10/15/42	100	107,749
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A4(a)	Aaa	5.198%	12/15/44	110	121,131
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(a)	Aaa	5.802%	06/15/49	200	208,937
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(a)	AAA(b)	5.655%	05/12/39	25	27,282
Morgan Stanley Capital I, Ser. 2006-T21, Class A4(a)	Aaa	5.162%	10/12/52	150	163,034
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(a)	Aaa	5.418%	01/15/45	300	323,856

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,338,828)					1,379,583

CORPORATE BONDS — 6.7%

Banking — 5.6%
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.625%	07/01/20	50	52,835
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	50	61,817
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	5.375%	03/15/20	50	52,701
Inter-American Development Bank (Supranational), Sr. Unsec’d. Notes(c)	Aaa	2.375%	08/15/17	1,715	1,745,373
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.400%	07/22/20	50	51,205
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	A2	5.500%	01/26/20	50	51,392
Stadshypotek AB (Sweden), Covered Notes, 144A	Aaa	1.450%	09/30/13	250	250,817
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A1	5.750%	02/01/18	50	56,979

					2,323,119

Chemicals — 0.1%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	8.550%	05/15/19	25	31,567

Consumer — 0.2%
Clorox Co., Sr. Unsec’d. Notes	Baa2	5.950%	10/15/17	50	59,199

Energy — Integrated
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	15	15,339

Energy — Other
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	15	15,334

Healthcare & Pharmaceutical — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	A3	3.450%	10/01/20	60	60,403

Media & Entertainment — 0.2%
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.375%	04/01/21	20	20,244
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	50	54,243

					74,487

Metals — 0.3%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	85	85,908
Teck Resources Ltd. (Canada), Gtd. Notes	Baa3	3.850%	08/15/17	5	5,153
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	4.625%	09/15/20	30	30,985

					122,046

Non—Captive Finance — 0.1%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.500%	01/08/20	50	54,695

TOTAL CORPORATE BONDS (cost $2,687,669)					2,756,189

NON-CORPORATE FOREIGN AGENCY — 0.5%

Bank Nederlandse Gemeenten (Netherlands), Bonds, 144A (cost $219,069)	Aaa	1.750%	10/06/15	220	219,069

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.7%

Citigroup Funding, Inc., FDIC Gtd. Notes(c)		2.250%	12/10/12	5,000	5,172,095
Federal Home Loan Mortgage Corp.		4.875%	06/13/18	475	558,052
Federal National Mortgage Association(c)(d)		4.375%	10/15/15	1,750	1,984,794
Israel Government AID Bond (Israel), Gtd. Notes		5.500%	04/26/24	1,000	1,243,002

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $8,710,045)					8,957,943

U.S. TREASURY OBLIGATIONS — 21.9%

U.S. Treasury Bonds		4.375%	05/15/40	50	56,156
U.S. Treasury Bonds		4.625%	02/15/40	45	52,580
U.S. Treasury Bonds		7.125%	02/15/23	45	64,898
U.S. Treasury Bonds		8.000%	11/15/21	1,785	2,692,282
U.S. Treasury Notes		2.625%	08/15/20	210	211,969
U.S. Treasury Notes		3.375%	11/15/19	2,030	2,186,850
U.S. Treasury Notes		3.625%	02/15/20	3,335	3,657,818
U.S. Treasury Strips Coupon(e)		3.380%	05/15/24	200	126,756

TOTAL U.S. TREASURY OBLIGATIONS (cost $8,907,331)					9,049,309

TOTAL LONG-TERM INVESTMENTS (cost $23,735,202)					24,244,198

	Shares
SHORT-TERM INVESTMENT — 43.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $17,996,452; includes $4,047,485 of cash collateral received for securities on loan)(f)(g)	17,996,452	17,996,452

TOTAL INVESTMENTS — 102.2% (cost $41,731,654)		42,240,650

Liabilities in excess of other assets(h) — (2.2)%		(925,181)

NET ASSETS — 100.0%		$41,315,469

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corp.

MTN	Medium Term Note

†	The ratings reflected are as of September 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amounts shown in U.S. dollars unless otherwise stated.

(a)	Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2010.

(b)	Standard & Poor’s Rating.

(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,948,424; cash collateral of $4,047,485 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(e)	Rate shown reflects the effective yield at September 30, 2010.

(f)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(h)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts and interest rate swap agreements as follows:
Futures contracts outstanding at September 30, 2010:

				Value at
Number of		Expiration	Value at Trade	September 30,	Unrealized
Contracts	Type	Date	Date	2010	Appreciation (Depreciation)(1)
Long Position:
1	U.S. Ultra Bond	Dec. 2010	$137,128	$141,281	$4,153

Short Positions:
23	2 Year U.S. Treasury Notes	Dec. 2010	5,041,972	5,048,141	(6,169)
11	5 Year U.S. Treasury Notes	Dec. 2010	1,325,800	1,329,539	(3,739)
72	10 Year U.S. Treasury Notes	Dec. 2010	9,035,108	9,075,375	(40,267)
8	U.S. Long Bond	Dec. 2010	1,062,068	1,069,750	(7,682)

					(57,857)

					$(53,704)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.
Interest rate swap agreements outstanding at September 30, 2010:

		Notional				Upfront	Unrealized
	Termination	Amount	Fixed			Premiums	Appreciation
Counterparty	Date	(000)#	Rate	Floating Rate	Fair Value	Paid (Received)	(Depreciation)(3)
Bank of America NA(1)	12/31/21	$950	2.865%	3 month LIBOR	$5,862	$—	$5,862
Barclays Bank PLC(1)	12/31/21	2,100	4.338%	3 month LIBOR	456,183	—	456,183
Barclays Bank PLC(2)	09/10/20	615	2.620%	3 month LIBOR	(3,935)	—	(3,935)
Citibank NA(1)	03/12/20	800	3.750%	3 month LIBOR	88,185	—	88,185
Citibank NA(1)	06/04/20	2,170	3.370%	3 month LIBOR	184,377	—	184,377
Citibank NA(1)	06/28/20	4,500	3.205%	3 month LIBOR	303,937	—	303,937
Citibank NA(1)	07/01/20	1,200	3.043%	3 month LIBOR	61,198	—	61,198
Citibank NA(1)	08/10/20	340	2.834%	3 month LIBOR	9,661	—	9,661
Citibank NA(1)	12/31/21	8,000	2.830%	3 month LIBOR	24,960	—	24,960
Citibank NA(1)	12/31/21	2,700	3.275%	3 month LIBOR	156,546	—	156,546
Citibank NA(1)	12/31/21	6,500	3.311%	3 month LIBOR	407,030	—	407,030
Citibank NA(1)	12/31/21	5,735	3.547%	3 month LIBOR	543,793	—	543,793
Citibank NA(1)	12/31/21	2,100	3.748%	3 month LIBOR	253,638	—	253,638
Citibank NA(1)	12/31/21	5,000	3.948%	3 month LIBOR	737,100	—	737,100
Citibank NA(2)	09/23/20	990	2.685%	3 month LIBOR	(10,959)	—	(10,959)
Morgan Stanley Capital Services, Inc.(1)	08/10/20	170	2.833%	3 month LIBOR	4,819	—	4,819
Morgan Stanley Capital Services, Inc.(2)	09/17/20	3,250	2.708%	3 month LIBOR	(44,711)	—	(44,711)
Morgan Stanley Capital Services, Inc.(2)	09/27/20	1,610	2.553%	3 month LIBOR	2,181	—	2,181
Morgan Stanley Capital Services, Inc.(2)	09/30/20	1,015	2.485%	3 month LIBOR	7,844	—	7,844
UBS AG(2)	10/01/20	855	2.523%	3 month LIBOR	3,856	—	3,856

					$3,191,565	$—	$3,191,565

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Asset-Backed Securities	$—	$1,882,105	$—
Commercial Mortgage-Backed Securities	—	1,379,583	—
Corporate Bonds	—	2,756,189	—
Non-Corporate Foreign Agency	—	219,069	—
U.S. Government Agency Obligations	—	8,957,943	—
U.S. Treasury Obligations	—	9,049,309	—
Affiliated Money Market Mutual Fund	17,996,452	—	—
Other Financial Instruments*
Futures Contracts	(53,704)	—	—
Interest Rate Swaps	—	606,453	2,585,112

Total	$17,942,748	$24,850,651	$2,585,112

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Interest Rate
Swaps
Balance as of 01/04/10 (commencement of Portfolio)	$—
Realized gain (loss)	—	**
Change in unrealized appreciation (depreciation)***	2,585,112
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 09/30/10	$2,585,112

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized loss incurred during the period for other financial instruments was $237,000.

***	Of which, $2,585,112 was included in Net Assets relating to securities held at the reporting period end.

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.9%

AFFILIATED MUTUAL FUNDS
AST Federated Aggressive Growth Portfolio	9,097,333	$74,962,028
AST Goldman Sachs Concentrated Growth Portfolio	18,793,052	471,705,616
AST Goldman Sachs Mid-Cap Growth Portfolio*	12,958,779	64,275,545
AST High Yield Portfolio	14,625,390	105,449,059
AST International Growth Portfolio	42,223,670	452,637,747
AST International Value Portfolio	30,447,061	448,485,207
AST Jennison Large-Cap Growth Portfolio	25,865,644	281,418,203
AST Jennison Large-Cap Value Portfolio	22,520,378	242,544,469
AST Large-Cap Value Portfolio	79,214,754	956,914,230
AST Marsico Capital Growth Portfolio	22,079,017	376,447,237
AST MFS Growth Portfolio	53,631,308	468,201,317
AST Mid-Cap Value Portfolio	4,792,126	50,509,009
AST Money Market Portfolio	5,595,969	5,595,969
AST Neuberger Berman Mid-Cap Growth Portfolio*	3,556,462	66,968,183
AST Parametric Emerging Markets Equity Portfolio	17,342,817	161,288,200
AST PIMCO Total Return Bond Portfolio	81,849,955	1,008,391,451
AST Small-Cap Growth Portfolio	4,189,631	71,726,475
AST Small-Cap Value Portfolio	11,885,040	139,649,219
AST T. Rowe Price Global Bond Portfolio	73,409	819,979
AST T. Rowe Price Large-Cap Growth Portfolio*	25,795,434	284,523,641
AST T. Rowe Price Natural Resources Portfolio	5,040,078	95,459,072
AST Value Portfolio	49,145,359	380,385,079
AST Western Asset Core Plus Bond Portfolio	40,854,792	433,469,342

TOTAL LONG-TERM INVESTMENTS(w) (cost $6,067,466,943)		6,641,826,277

SHORT-TERM INVESTMENTS — 5.2%

AFFILIATED MONEY MARKET MUTUAL FUND — 4.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(w) (cost $342,421,095)	342,421,095	342,421,095

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.3%

U.S. Treasury Bills
0.141%	12/16/10	$950	949,740
0.142%	12/16/10	300	299,918
0.151%	12/16/10	17,200	17,195,287
0.161%	12/16/10	500	499,863
0.221%	12/16/10	1,300	1,299,644
0.231%	12/16/10	350	349,904

TOTAL U.S. TREASURY OBLIGATIONS (cost $20,593,241)			20,594,356

TOTAL SHORT-TERM INVESTMENTS (cost $363,014,336)			363,015,451

TOTAL INVESTMENTS — 100.1% (cost $6,430,481,279)			7,004,841,728

Liabilities in excess of other assets(x) — (0.1)%			(5,061,385)

NET ASSETS — 100.0%			$6,999,780,343

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Liabilities in excess of other assets includes net unrealized appreciation on futures contracts as follows:
Futures contracts open at September 30, 2010:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	September 30, 2010	Appreciation(1)
Long Positions:
547	10 Year U.S. Treasury Notes	Dec. 2010	$68,471,040	$68,947,642	$476,602
289	CAC40 10 Euro	Oct. 2010	14,568,129	14,616,654	48,525
55	DAX Index	Dec. 2010	11,667,530	11,698,578	31,048
175	FTSE 100 Index	Dec. 2010	15,034,104	15,200,956	166,852
360	Russell 2000 Mini	Dec. 2010	22,789,614	24,282,000	1,492,386
633	S&P 500	Dec. 2010	173,564,300	179,882,775	6,318,475
133	Topix Index	Dec. 2010	13,005,211	13,167,765	162,554

					$8,696,442

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure of $476,602 and equity contracts risk exposure of $8,219,840 as of September 30, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Affiliated Mutual Funds	$6,984,247,372	$—	$—
U.S. Treasury Obligations	—	20,594,356	—
Other Financial Instuments*
Futures	8,696,442	—	—

Total	$6,992,943,814	$20,594,356	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST CLS GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.4%

AFFILIATED MUTUAL FUNDS — 90.5%
AST Federated Aggressive Growth Portfolio	5,090,438	$41,945,209
AST Goldman Sachs Concentrated Growth Portfolio	2,466,408	61,906,836
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,696,532	8,414,799
AST International Growth Portfolio	16,476,423	176,627,256
AST International Value Portfolio	4,097,781	60,360,318
AST Jennison Large-Cap Growth Portfolio	3,403,078	37,025,486
AST Jennison Large-Cap Value Portfolio	2,962,802	31,909,377
AST Large-Cap Value Portfolio	10,516,777	127,042,669
AST Marsico Capital Growth Portfolio	2,916,142	49,720,220
AST MFS Growth Portfolio	7,062,033	61,651,544
AST Mid-Cap Value Portfolio	664,069	6,999,287
AST Money Market Portfolio	158,136,079	158,136,079
AST Neuberger Berman Mid-Cap Growth Portfolio*	454,352	8,555,441
AST PIMCO Total Return Bond Portfolio	7,207,478	88,796,129
AST Small-Cap Growth Portfolio	2,375,407	40,666,965
AST T. Rowe Price Large-Cap Growth Portfolio*	3,387,937	37,368,946
AST Value Portfolio	6,844,636	52,977,485
AST Western Asset Core Plus Bond Portfolio	3,593,071	38,122,484

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,038,855,967)(w)		1,088,226,530

COMMON STOCKS — 9.9%

Exchange Traded Funds
Energy Select Sector SPDR Fund	322,800	18,096,168
iShares Dow Jones U.S. Healthcare Sector Index Fund	96,500	6,101,695
iShares MSCI Emerging Markets Index Fund	507,030	22,699,733
iShares MSCI Germany Index Fund	1,087,148	23,917,256
iShares Russell 2000 Index Fund	178,000	12,009,660
iShares S&P Global Technology Sector Index Fund	324,091	18,016,219
Vanguard Health Care	331,163	18,058,318

TOTAL COMMON STOCKS (cost $112,052,530)		118,899,049

TOTAL INVESTMENTS — 100.4% (cost $1,150,908,497)		1,207,125,579

Liabilities in excess of other assets — (0.4)%		(5,381,513)

NET ASSETS — 100.0%		$1,201,744,066

The following abbreviations are used in the Portfolio descriptions:
MSCI	Morgan Stanley Capital International

SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$118,899,049	$—	$—
Affiliated Mutual Funds	1,088,226,530	—	—

Total	$1,207,125,579	$—	$—

AST CLS MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.3%

AFFILIATED MUTUAL FUNDS — 90.6%
AST Federated Aggressive Growth Portfolio	5,710,642	$47,055,693
AST Goldman Sachs Concentrated Growth Portfolio	2,139,871	53,710,758
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,479,505	7,338,344
AST International Growth Portfolio	14,067,820	150,807,034
AST International Value Portfolio	5,141,638	75,736,321
AST Jennison Large-Cap Growth Portfolio	2,946,957	32,062,889
AST Jennison Large-Cap Value Portfolio	2,645,342	28,490,331
AST Large-Cap Value Portfolio	9,366,515	113,147,499
AST Marsico Capital Growth Portfolio	2,530,760	43,149,451
AST MFS Growth Portfolio	6,118,881	53,417,832
AST Mid-Cap Value Portfolio	591,349	6,232,814
AST Money Market Portfolio	336,855,728	336,855,728
AST Neuberger Berman Mid-Cap Growth Portfolio*	396,534	7,466,734
AST PIMCO Total Return Bond Portfolio	20,077,193	247,351,016
AST Small-Cap Growth Portfolio	2,665,898	45,640,180
AST T. Rowe Price Large-Cap Growth Portfolio*	2,940,231	32,430,749
AST Value Portfolio	6,064,865	46,942,052
AST Western Asset Core Plus Bond Portfolio	10,019,723	106,309,260

TOTAL AFFILIATED MUTUAL FUNDS(w) (cost $1,358,835,902)		1,434,144,685

COMMON STOCKS — 9.7%

Exchange Traded Funds
Energy Select Sector SPDR Fund	424,060	23,772,803
iShares Dow Jones U.S. Healthcare Sector Index Fund	122,200	7,726,706
iShares MSCI Emerging Markets Index Fund	661,131	29,598,835
iShares MSCI Germany Index Fund	1,435,000	31,570,000
iShares Russell 2000 Index Fund	227,000	15,315,690
iShares S&P Global Technology Sector Index Fund	419,335	23,310,833
Vanguard Health Care	423,126	23,073,061

TOTAL COMMON STOCKS (cost $142,831,835)		154,367,928

TOTAL INVESTMENTS — 100.3% (cost $1,501,667,737)		1,588,512,613

Liabilities in excess of other assets — (0.3)%		(5,419,709)

NET ASSETS — 100.0%		$1,583,092,904

The following abbreviations are used in the Portfolio descriptions:
MSCI	Morgan Stanley Capital International

SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$154,367,928	$—	$—
Affiliated Mutual Funds	1,434,144,685	—	—

Total	$1,588,512,613	$—	$—

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.7%

COMMON STOCKS

Apartment — 19.1%
American Campus Communities, Inc., REIT	56,136	$1,708,780
Apartment Investment & Management Co. (Class A Stock), REIT	408,905	8,742,389
AvalonBay Communities, Inc., REIT	131,108	13,626,054
BRE Properties, Inc., REIT	199,835	8,293,153
Camden Property Trust, REIT	93,790	4,499,106
Colonial Properties Trust, REIT	109,371	1,770,717
Education Realty Trust, Inc., REIT	227,021	1,623,200
Equity Residential, REIT	415,515	19,766,049
Essex Property Trust, Inc., REIT	57,666	6,310,967
Home Properties, Inc., REIT	66,691	3,527,954
Mid-America Apartment Communities, Inc., REIT	66,390	3,869,209
Post Properties, Inc., REIT	217,157	6,063,023
UDR, Inc., REIT	421,868	8,909,852

		88,710,453

Diversified Operations — 5.8%
Cousins Properties, Inc., REIT	227,415	1,623,743
Forest City Enterprises, Inc. (Class A Stock)*	298,263	3,826,714
Vornado Realty Trust, REIT	249,113	21,306,635

		26,757,092

Healthcare — 12.0%
Brookdale Senior Living, Inc.*	178,620	2,913,292
HCP, Inc., REIT	360,028	12,953,808
Health Care REIT, Inc., REIT	315,159	14,919,627
Nationwide Health Properties, Inc., REIT	219,742	8,497,423
Senior Housing Properties Trust, REIT	246,190	5,785,465
Ventas, Inc., REIT	206,174	10,632,393

		55,702,008

Hotels — 4.4%
Hersha Hospitality Trust, REIT	599,756	3,106,736
Host Hotels & Resorts, Inc., REIT	809,233	11,717,694
Hyatt Hotels Corp. (Class A Stock)*	48,580	1,816,406
Pebblebrook Hotel Trust, REIT*	159,953	2,880,754
Strategic Hotels & Resorts, Inc., REIT*	220,300	934,072

		20,455,662

Industrial — 3.3%
AMB Property Corp., REIT	132,968	3,519,663
EastGroup Properties, Inc., REIT	127,465	4,764,642
ProLogis, REIT	617,198	7,270,592

		15,554,897

Manufactured Home — 1.4%
Equity LifeStyle Properties, Inc., REIT	118,777	6,470,971

Office — 8.0%
BioMed Realty Trust, Inc., REIT	88,570	1,587,174
Boston Properties, Inc., REIT	216,916	18,030,058
Douglas Emmett, Inc., REIT	327,215	5,729,535
Hudson Pacific Properties, Inc., REIT	116,553	1,907,973
Kilroy Realty Corp., REIT	54,632	1,810,504
Mack-Cali Realty Corp., REIT	134,769	4,408,294
SL Green Realty Corp., REIT	58,875	3,728,554

		37,202,092

Office/Industrial — 4.3%
Duke Realty Corp., REIT	687,088	7,963,350
Liberty Property Trust, REIT	210,995	6,730,740
PS Business Parks, Inc., REIT	93,323	5,279,282

		19,973,372

Regional Mall — 14.4%
General Growth Properties, Inc., REIT	285,407	4,452,349
Macerich Co. (The), REIT	237,769	10,212,179
Simon Property Group, Inc., REIT	509,627	47,262,808
Taubman Centers, Inc., REIT	111,849	4,989,584

		66,916,920

Self Storage — 6.1%
Public Storage, Inc., REIT	252,058	24,459,708
Sovran Self Storage, Inc., REIT	97,622	3,699,874

		28,159,582

Shopping Centers — 13.3%
Alexander’s, Inc., REIT	8,647	2,730,550
Developers Diversified Realty Corp., REIT	807,904	9,064,683
Equity One, Inc., REIT	53,729	906,945
Federal Realty Investment Trust, REIT	100,277	8,188,620
Kimco Realty Corp., REIT	1,139,511	17,947,298
Regency Centers Corp., REIT	170,641	6,735,200
Tanger Factory Outlet Centers, Inc., REIT	155,578	7,333,947
Weingarten Realty Investors, REIT	418,256	9,126,346

		62,033,589

Specialty — 2.6%
Digital Realty Trust, Inc., REIT	195,776	12,079,379

TOTAL LONG-TERM INVESTMENTS (cost $375,838,741)		440,016,017

SHORT-TERM INVESTMENT — 4.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $19,217,278)(w)	19,217,278	19,217,278

TOTAL INVESTMENTS — 98.8% (cost $395,056,019)		459,233,295

Other assets in excess of liabilities — 1.2%		5,545,909

NET ASSETS — 100.0%		$464,779,204

The following abbreviation is used in the Portfolio descriptions:
REIT	Real Estate Investment Trust

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$440,016,017	$—	$—
Affiliated Money Market Mutual Fund	19,217,278	—	—

Total	$459,233,295	$—	$—

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.3%

COMMON STOCKS — 86.3%

Advertising — 0.5%
National CineMedia, Inc.	139,563	$2,498,178

Aerospace — 1.5%
Innovative Solutions and Support, Inc.*	701,003	3,427,905
Moog, Inc. (Class A Stock)*	143,800	5,106,338

		8,534,243

Airlines — 3.3%
AirTran Holdings, Inc.*(a)	1,671,000	12,281,850
US Airways Group, Inc.*(a)	685,800	6,343,650

		18,625,500

Automobile Manufacturers — 1.6%
Copart, Inc.*	49,500	1,632,015
Piaggio & Co., SpA (Italy)	2,394,747	7,508,681

		9,140,696

Automotive Parts — 1.7%
CLARCOR, Inc.	227,163	8,775,307
Wonder Auto Technology, Inc.*(a)	109,383	930,849

		9,706,156

Beverages — 0.2%
Besunyen Holdings Co. (Cayman Islands)*	1,933,000	921,799

Biotechnology — 1.4%
3SBio, Inc., ADR (Cayman Islands)*	101,750	1,320,715
Anadys Pharmaceuticals, Inc.*	406,973	944,177
BELLUS Health, Inc. (Canada)*	451,199	38,352
Biocon Ltd. (India)	166,376	1,330,342
Human Genome Sciences, Inc.*(a)	76,421	2,276,582
Qiagen NV (Netherlands)*	49,600	887,477
Repligen Corp.*	363,300	1,238,853

		8,036,498

Building & Construction — 1.6%
Meritage Homes Corp.*	253,253	4,968,824
Multiplan Empreendimentos Imobiliarios SA (Brazil)	40,500	860,984
Thor Industries, Inc.	89,300	2,982,620

		8,812,428

Building Materials — 0.5%
Owens Corning*	115,000	2,947,450

Business Services — 2.8%
ChinaCast Education Corp.*	400,000	2,832,000
CoStar Group, Inc.*(a)	60,200	2,932,342
Ctrip.com International Ltd., ADR (Cayman Islands)*(a)	89,715	4,283,891
Kenexa Corp.*	295,400	5,175,408
Onvia, Inc.*(a)	87,090	265,625

		15,489,266

Cable Television — 1.5%
Central European Media Enterprises Ltd. (Class A Stock) (Bermuda)*(a)	324,700	8,101,265
TiVo, Inc.*	48,600	440,316

		8,541,581

Chemicals — 0.6%
Huabao International Holdings Ltd. (Bermuda)	1,110,300	1,731,523
Yingde Gases (Cayman Islands)*	1,584,300	1,496,732

		3,228,255

Commercial Services — 1.1%
Green Dot Corp. (Class A Stock)*(a)	22,400	1,085,952
ICF International, Inc.*	102,100	2,559,647
TNS, Inc.*	63,500	1,076,328
VistaPrint NV (Netherlands)*	39,300	1,518,945

		6,240,872

Computer Hardware — 1.3%
CommVault Systems, Inc.*(a)	275,000	7,158,250

Computer Services & Software — 7.6%
Amadeus IT Holding SA (Class A Stock) (Spain)*	261,429	4,809,532
AutoNavi Holdings Ltd., ADR (Cayman Islands)*	47,400	829,500
Compellent Technologies, Inc.*(a)	200,000	3,636,000
DST Systems, Inc.	96,293	4,317,778
Envestnet, Inc.*	430,767	4,505,823
Fundtech Ltd. (Israel)*(a)	210,000	2,929,500
IHS, Inc. (Class A Stock)*	26,522	1,803,496
JDA Software Group, Inc.*	102,293	2,594,150
Longtop Financial Technologies Ltd., ADR (Cayman Islands)*	15,079	593,359
QLIK Technologies, Inc.*	59,000	1,300,950
RADWARE Ltd. (Israel)*	257,527	8,848,628
SMART Modular Technologies (WWH), Inc. (Cayman Islands)*	561,200	3,384,036
Telecity Group PLC (United Kingdom)*	344,100	2,678,399
Tier Technologies, Inc.*	149,407	827,715

		43,058,866

Consumer Products & Services — 0.8%
Kid Brands, Inc.*	87,732	754,495
Prestige Brands Holdings, Inc.*(a)	124,164	1,227,982
Vanceinfo Technologies, Inc., ADR (Cayman Islands)*	12,400	401,016
Vitamin Shoppe, Inc.*	75,000	2,058,750

		4,442,243

Diversified Operations — 0.3%
MAX India Ltd. (India)*	307,638	1,161,815
RHJ International SA (Belgium)*	62,191	512,931

		1,674,746

Education — 0.5%
Ambow Education Holding Ltd., ADR (Cayman Islands)*(a)	199,367	1,985,695

China Education Alliance, Inc.*	128,100	529,053

		2,514,748

Electric — 0.3%
ITC Holdings Corp.	30,910	1,924,148

Electrical Equipment — 1.8%
China Ming Yang Power Group Ltd., ADS (Cayman Islands)*	78,425	1,097,950
Harbin Electric, Inc.*(a)	39,325	703,524
Power-One, Inc.*(a)	148,500	1,349,865
SatCon Technology Corp.*(a)	1,815,052	6,824,596

		9,975,935

Electronic Components & Equipment — 1.1%
Rural Electrification Corp. Ltd. (India)	710,825	5,423,531
Spire Corp.*(a)	196,056	862,646

		6,286,177

Energy — Alternate Sources — 0.3%
Covanta Holding Corp.(a)	49,000	771,750
FuelCell Energy, Inc.*(a)	139,860	172,028
Trina Solar Ltd., ADR (Cayman Islands)*	14,348	433,022

		1,376,800

Entertainment & Leisure — 0.7%
Penn National Gaming, Inc.*	82,700	2,448,747
Universal Travel Group*(a)	280,311	1,244,581

		3,693,328

Environmental Control — 1.3%
IESI-BFC Ltd. (Canada)	325,500	7,450,695

Financial Services — 3.7%
Affiliated Managers Group, Inc.*	55,000	4,290,550
CBOE Holdings, Inc.(a)	29,000	581,160
CETIP SA — Balcao Organizado de Ativos e Derivativos (Brazil)	1,416,545	13,813,825
Greenhill & Co., Inc.(a)	30,100	2,387,532

		21,073,067

Healthcare Products — 1.0%
Camelot Information Systems, Inc., ADS (British Virgin Islands)*	208,062	3,655,649
Cepheid, Inc.*(a)	18,519	346,491
China Kanghui Holdings, Inc., ADR (Cayman Islands)*	120,483	1,707,244

		5,709,384

Healthcare Services — 1.1%
Protalix BioTherapeutics, Inc.*(a)	208,000	1,807,520
Seattle Genetics, Inc.*(a)	290,000	4,503,700

		6,311,220

Hotels & Motels — 0.7%
Melco Crown Entertainment Ltd., ADR (Cayman Islands)*	229,500	1,168,155
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*(a)	253,100	2,822,065

		3,990,220

Industrial Products — 0.7%
Entropic Communications, Inc.*(a)	399,198	3,832,301

Insurance — 0.8%
CNinsure, Inc., ADR (Cayman Islands)	35,000	817,950
Willis Group Holdings PLC (Ireland)	119,292	3,676,580

		4,494,530

Internet Services — 4.6%
AboveNet, Inc.*(a)	43,300	2,255,497
AsiaInfo-Linkage, Inc.*	39,158	772,587
ASOS PLC (United Kingdom)*	131,081	2,337,129
BroadSoft, Inc.*	163,816	1,418,647
ChinaCache International Holdings Ltd., ADR (Cayman Islands)*	4,875	67,762
Cinedigm Digital Cinema Corp. (Class A Stock)*(a)	792,824	1,054,456
Constant Contact, Inc.*(a)	262,868	5,633,261
Monster Worldwide, Inc.*(a)	26,676	345,721
NaviSite, Inc.*	556,300	1,863,605
NIC, Inc.	169,300	1,403,497
Perfect World Co. Ltd., ADR (Cayman Islands)*(a)	58,200	1,493,412
ReachLocal, Inc.*(a)	143,969	1,983,893
US Auto Parts Network, Inc.*	68,398	560,864
WebMediaBrands, Inc.*	611,616	544,338
Yoox SpA (Italy)*	432,008	4,411,129

		26,145,798

Manufacturing — 1.5%
Fabrinet (Cayman Islands)*	192,722	3,048,862
JinkoSolar Holding Co. Ltd., ADR (Cayman Islands)*(a)	102,900	3,252,669
STR Holdings, Inc.*(a)	104,400	2,248,776

		8,550,307

Medical Supplies & Equipment — 2.2%
Ardea Biosciences, Inc.*(a)	95,000	2,185,000
Conceptus, Inc.*	505	6,944
Corcept Therapeutics, Inc.*	43,135	167,795
Corcept Therapeutics, Inc., PIPE(g)	123,242	479,411
Endologix, Inc.*	126,060	574,833
Illumina, Inc.*(a)	57,524	2,830,181
Insulet Corp.*	48,900	691,446
LifeWatch AG (Switzerland)*	8,558	90,575
Masimo Corp.	52,800	1,441,968
Orthofix International NV (Netherlands)*	128,800	4,046,896

		12,515,049

Metals & Mining — 1.1%
Thompson Creek Metals Co., Inc. (Canada)*(a)	547,000	5,896,660

Oil, Gas & Consumable Fuels — 1.3%
SandRidge Energy, Inc.*	651,853	3,702,525
Vermilion Energy, Inc. (Canada)	96,628	3,626,954

		7,329,479

Paper & Forest Products — 0.2%
Nine Dragons Paper Holdings Ltd. (Bermuda)	751,803	1,302,285

Pharmaceuticals — 11.1%
Adaltis, Inc. (OTC), 144A (Canada)(g)	41,000	—
Adaltis, Inc. (TSX), 144A (Canada)*(g)	172,400	—
Alkermes, Inc.*(a)	581,600	8,520,440
Aurobindo Pharma Ltd. (India)	62,450	1,442,597
Auxilium Pharmaceuticals, Inc.*(a)	270,000	6,690,600
BioMarin Pharmaceutical, Inc.*(a)	158,200	3,535,770
Catalyst Pharmaceutical Partners, Inc.*	660,000	726,000
Cubist Pharmaceuticals, Inc.*	394,928	9,237,366
Dishman Pharmaceuticals & Chemicals Ltd. (India)	258,213	1,085,201
Dyax Corp.*	804,000	1,905,480
Dynavax Technologies Corp.*(a)	4,080,000	7,466,400
Hikma Pharmaceuticals PLC (United Kingdom)	28,234	305,368
Nektar Therapeutics*(a)	88,600	1,308,622
Pharmacyclics, Inc.*(a)	64,900	523,094
Progenics Pharmaceuticals, Inc.*(a)	293,678	1,483,074
Regeneron Pharmaceuticals, Inc.*	66,400	1,819,360
Savient Pharmaceuticals, Inc.*(a)	60,000	1,372,200
Somaxon Pharmaceuticals, Inc.*(a)	200,000	778,000
Threshold Pharmaceuticals, Inc., PIPE	203,171	258,027
Tianyin Pharmaceutical Co., Inc.	75,200	227,104
Vical, Inc.*(a)	484,454	1,080,333
Vivus, Inc.*(a)	199,442	1,334,267
Warner Chilcott PLC (Class A Stock) (Ireland)	457,100	10,257,324
Watson Pharmaceuticals, Inc.*	22,856	967,037

		62,323,664

Real Estate — 1.5%
BR Malls Participacoes SA (Brazil)	153,422	1,266,729
Brasil Brokers Participacoes SA (Brazil)	586,512	2,554,724
China Housing & Land Development, Inc.*(a)	165,838	331,676
E-House China Holdings Ltd., ADR (Cayman Islands)(a)	67,000	1,264,290
IFM Investments Ltd., ADS (Cayman Islands)*	41,179	247,074
LPS Brasil Consultoria de Imoveis SA (Brazil)	20,325	366,379
Xinyuan Real Estate Co. Ltd., ADR (Cayman Islands)*	985,000	2,423,100

		8,453,972

Real Estate Investment Trust — 0.7%
Colony Financial, Inc.	225,000	4,158,000

Restaurants — 1.2%
Chipotle Mexican Grill, Inc.*	21,822	3,753,384
Country Style Cooking Restaurant Chain Co. Ltd., ADR (Cayman Islands)*	38,500	1,100,715
Texas Roadhouse, Inc.*	124,800	1,754,688

		6,608,787

Retail & Merchandising — 4.8%
Dick’s Sporting Goods, Inc.*(a)	170,345	4,776,474
Geox SpA (Italy)	214,528	1,215,885
Gordmans Stores, Inc.*	252,672	2,918,361
Grupo Comercial Chedraui SA de CV (Mexico)*	225,584	648,917
hhgregg, Inc.*(a)	364,000	9,012,640
LJ International, Inc. (British Virgin Islands)*	84,174	325,753
Lululemon Athletica, Inc.*(a)	133,200	5,956,704
Rue21, Inc.*	36,000	929,160
Ulta Salon Cosmetics & Fragrance, Inc.*(a)	43,300	1,264,360

		27,048,254

Semiconductors — 2.8%
Microsemi Corp.*	222,800	3,821,020
Mindspeed Technologies, Inc.*(a)	972,000	7,552,440
Nova Measuring Instruments Ltd. (Israel)*	546,000	3,248,700
ON Semiconductor Corp.*	194,200	1,400,182

		16,022,342

Software — 1.3%
Blackboard, Inc.*(a)	40,700	1,466,828
Parametric Technology Corp.*	214,200	4,185,468
SS&C Technologies Holdings, Inc.*(a)	113,943	1,800,299

		7,452,595

Telecommunications — 4.4%
Atlantic Tele-Network, Inc.	57,000	2,806,680
Comverse Technology, Inc.*	49,900	335,827
DigitalGlobe, Inc.*	93,122	2,830,909
GeoEye, Inc.*	130,066	5,265,072
Gilat Satellite Networks Ltd. (Israel)*	433,500	2,492,625
hiSoft Technology International Ltd., ADR (Cayman Islands)*(a)	228,700	5,623,733
NTELOS Holdings Corp.	79,200	1,340,064
tw telecom, Inc.*(a)	233,600	4,337,952

		25,032,862

Textiles — 0.6%
Cia Hering (Brazil)	73,100	3,178,900

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc.(a)	35,500	576,875

Transportation — 4.6%
Aramex Co. PJSC (United Arab Emirates)*	12,425,267	7,442,913
Con-Way, Inc.	384,100	11,903,259
Dynamex, Inc.*	157,200	2,397,300
Express-1 Expedited Solutions, Inc.*	1,248,415	2,347,020
UTi Worldwide, Inc. (British Virgin Islands)	120,000	1,929,600

		26,020,092

TOTAL COMMON STOCKS (cost $411,938,852)		486,305,501

PREFERRED STOCK — 0.2%

Cable Television — 0.2%
Lodgenet Interactive Corp., 10.00%, CVT, 144A (cost $906,000)	906	885,615

	Units
WARRANTS(l)* — 0.1%

Biotechnology
Anadys Pharmaceuticals, Inc., expiring 06/03/14	43,050	87,754

Medical Supplies & Equipment
Corcept Therapeutics, expiring 04/21/13	43,135	131,697

Pharmaceuticals — 0.1%
Clinical Data, Inc., expiring 05/24/12	7,625	18
Cortex Pharmaceuticals, Inc., expiring 08/28/12	55,040	84
Dynavax Technologies Corp., expiring 04/16/15	173,656	227,300
Medicure, Inc., expiring 12/02/11 (China)	106,637	1
Point Therapeutics, Inc., expiring 07/01/12	84,270	40
Threshold Pharmaceuticals, Inc., expiring 10/05/14	90,745	62,939

		290,382

TOTAL WARRANTS (cost $39,662)		509,833

				Principal
Interest	Maturity	Moody’s		Amount
Rate	Date	Ratings†		(000)#
CONVERTIBLE BOND — 0.7%

Cable Television — 0.7%
Central European Media Enterprises Ltd., Sr. Sec’d. Notes, 144A (Bermuda) (cost $3,233,001)
3.50%	03/15/13	B	(d)	$4,611	3,953,933

TOTAL LONG-TERM INVESTMENTS (cost $416,117,515)					491,654,882

	Shares
SHORT-TERM INVESTMENT — 36.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $203,555,183; includes $122,917,248 of cash collateral for securities on loan)(b)(w)	203,555,183	203,555,183

TOTAL INVESTMENTS(o) — 123.4% (cost $619,672,698)		695,210,065

Liabilities in excess of other assets — (23.4)%		(131,633,978)

NET ASSETS — 100.0%		$563,576,087

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

ADS	American Depositary Security

CVT	Convertible Security

OTC	Over-the-Counter

PIPE	Private Investment In Public Equity

TSX	Toronto Stock Exchange

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The ratings reflected are as of September 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $118,094,697; cash collateral of $122,917,248 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2010.

(o)	As of September 30, 2010, 6 securities representing $131,822 and 0.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$486,305,501	$—	$—
Preferred Stocks	885,615	—	—
Warrants	—	378,011	131,822
Convertible Bonds	—	3,953,933	—
Affiliated Money Market Mutual Fund	203,555,183	—	—

Total	$690,746,299	$4,331,944	$131,822

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.6%

COMMON STOCKS — 70.7%

Advertising
Focus Media Holding Ltd., ADR (China)*	7,000	$170,100

Aerospace & Defense — 0.9%
BE Aerospace, Inc.*	88,840	2,692,741
Lockheed Martin Corp.	9,230	657,914
Meggitt PLC (United Kingdom)	72,800	338,738
Safran SA (France)	7,610	213,919
United Technologies Corp.	13,900	990,097

		4,893,409

Airlines — 0.1%
Deutsche Lufthansa AG (Germany)*	20,380	374,655
Qantas Airways Ltd. (Australia)*	135,521	365,455

		740,110

Auto Parts & Equipment — 0.6%
Aisin Seiki Co. Ltd. (Japan)	24,400	761,112
Commercial Vehicle Group, Inc.*	39,650	403,637
Dana Holding Corp.*	59,670	735,134
Denso Corp. (Japan)	6,200	183,817
Nissin Kogyo Co. Ltd. (Japan)	19,600	313,440
Sumitomo Electric Industries Ltd. (Japan)	12,800	156,090
Tenneco, Inc.*	24,170	700,205

		3,253,435

Automobile Manufacturers — 1.0%
BYD Co. Ltd. (Class H Stock) (China)	42,000	337,511
Daimler AG (Germany)*	3,789	239,983
Ford Motor Co.*	137,350	1,681,164
Hino Motors Ltd. (Japan)	14,000	67,585
Honda Motor Co. Ltd. (Japan)	32,000	1,135,793
Mazda Motor Corp. (Japan)	52,000	125,204
Nissan Motor Co. Ltd. (Japan)	43,900	383,362
Toyota Motor Corp. (Japan)	28,200	1,012,741
Volkswagen AG (PRFC Shares) (Germany)	7,532	909,027

		5,892,370

Automotive Parts
Bridgestone Corp. (Japan)	4,000	72,880

Banks — 0.1%
CEZ AS (Czech Republic)	8,000	358,216

Beverages — 1.1%
Anheuser-Busch InBev NV (Belgium)	29,241	1,720,082
Asahi Breweries Ltd. (Japan)	3,500	70,017
Carlsberg A/S (Class B Stock) (Denmark)	2,300	239,811
Coca-Cola Amatil Ltd. (Australia)	23,232	269,009
Constellation Brands, Inc. (Class A Stock)*	33,750	597,038
Diageo PLC (United Kingdom)	31,209	537,325
Dr. Pepper Snapple Group, Inc.	46,770	1,661,270
Foster’s Group Ltd. (Australia)	41,171	243,936
Kirin Holdings Co. Ltd. (Japan)	5,000	70,975
Pernod-Ricard SA (France)	3,600	300,597
SABMiller PLC (South Africa)	9,900	316,558

		6,026,618

Biotechnology — 1.0%
Amarin Corp PLC, ADR (United Kingdom)*	106,500	274,770
Biogen Idec, Inc.*	22,230	1,247,548
Chelsea Therapeutics International Ltd.*	44,660	228,659
CSL Ltd. (Australia)	9,972	318,550
Dendreon Corp.*	7,680	316,262
Genzyme Corp.*	20,470	1,449,071
Gilead Sciences, Inc.*	38,310	1,364,219
Incyte Corp.*	16,600	265,434
Sequenom, Inc.*	29,700	208,197

		5,672,710

Building Materials — 0.6%
Asahi Glass Co. Ltd. (Japan)	39,000	397,568
Desarrolladora Homex SAB de CV, ADR (Mexico)*	12,600	407,862
HeidelbergCement AG (Germany)	14,120	680,456
James Hardie Industries SE (Ireland)*	79,056	427,904
Martin Marietta Materials, Inc.	10,840	834,355
Rinnai Corp. (Japan)	1,900	111,751
Wienerberger AG (Austria)*	18,300	300,992

		3,160,888

Chemicals — 1.7%
Air Liquide SA (France)	4,085	498,360
Air Water, Inc. (Japan)	6,000	71,299
Albemarle Corp.	22,140	1,036,373
Ashland, Inc.	15,690	765,201
BASF SE (Germany)	16,995	1,071,658
Bayer AG (Germany)	9,879	688,866
CF Industries Holdings, Inc.	6,040	576,820
Croda International PLC (United Kingdom)	8,400	195,558
Dow Chemical Co. (The)	46,310	1,271,673
Incitec Pivot Ltd. (Australia)	112,984	392,044
JSR Corp. (Japan)	5,500	93,621
Kingboard Chemical Holdings Ltd. (Cayman Islands)	63,500	321,639
Lanxess AG (Germany)	2,590	141,904
Lonza Group AG (Switzerland)	3,116	266,207
Praxair, Inc.	8,300	749,158
Rockwood Holdings, Inc.*	23,170	729,160
Shin-Etsu Chemical Co. Ltd. (Japan)	12,200	594,070
Showa Denko KK (Japan)	29,000	55,582
Sumitomo Bakelite Co. Ltd. (Japan)	18,000	90,776
Sumitomo Chemical Co. Ltd. (Japan)	26,000	113,991
Tokuyama Corp. (Japan)	7,000	35,553
Ube Industries Ltd. (Japan)	22,000	48,754

		9,808,267

Clothing & Apparel — 0.6%
Coach, Inc.	49,930	2,144,993
NIKE, Inc. (Class B Stock)	14,040	1,125,165

		3,270,158

Commercial Banks — 4.7%
Aozora Bank Ltd. (Japan)	20,000	29,468
Banco Bilbao Vizcaya Argentaria SA (Spain)	42,730	576,984
Banco do Brasil SA (Brazil)	18,400	346,794
Banco Santander SA (Spain)	92,713	1,177,587
Bank of America Corp.	78,160	1,024,678
Bank of New York Mellon Corp. (The)	77,250	2,018,542
Barclays PLC (United Kingdom)	125,442	590,380
BNP Paribas (France)	18,357	1,305,566
China Construction Bank Corp. (Class H Stock) (China)	546,000	478,525
Commonwealth Bank of Australia (Australia)	11,068	547,404
Danske Bank A/S (Denmark)*	25,559	616,674
Erste Group Bank AG (Austria)	6,300	252,244
FirstMerit Corp.	76,620	1,403,678
HSBC Holdings PLC (United Kingdom)	134,073	1,358,464
Huntington Bancshares, Inc.	175,830	996,956
Intesa Sanpaolo SpA (Italy)	186,497	605,733
JPMorgan Chase & Co.	104,050	3,961,183
Lloyds Banking Group PLC (United Kingdom)*	1,037,600	1,208,126
Mitsubishi UFJ Financial Group, Inc. (Japan)	233,600	1,088,529
National Australia Bank Ltd. (Australia)	50,304	1,232,062
PNC Financial Services Group, Inc.	20,640	1,071,422
Societe Generale (France)	22,140	1,275,207
Standard Chartered PLC (United Kingdom)	18,817	539,757
Sumitomo Mitsui Financial Group, Inc. (Japan)	34,300	999,252
Swedbank AB (Class A Stock) (Sweden)*	51,600	715,396
UBS AG (Switzerland)*	83,480	1,417,032

		26,837,643

Commercial Services — 1.0%
Capita Group PLC (The) (United Kingdom)	15,300	188,913
Edenred (France)*	9,873	195,565
Emergency Medical Services Corp. (Class A Stock)*	4,650	247,613
Experian PLC (Jersey)	22,400	243,853
MasterCard, Inc. (Class A Stock)	8,950	2,004,800
Park24 Co. Ltd. (Japan)	7,800	83,064
United Rentals, Inc.*	61,360	910,582
Visa, Inc. (Class A Stock)	28,140	2,089,676

		5,964,066

Computer Hardware — 1.8%
Apple, Inc.*	23,540	6,679,475
Dell, Inc.*	216,030	2,799,749
Fujitsu Ltd. (Japan)	11,000	77,216
Obic Co. Ltd. (Japan)	610	115,307
TDK Corp. (Japan)	7,200	401,485

		10,073,232

Computer Services & Software — 0.8%
Accelrys, Inc.*	22,640	157,574
Allscripts Healthcare Solutions, Inc.*	23,300	430,351
Computershare Ltd. (Australia)	9,867	92,985
EMC Corp.*	74,490	1,512,892
Pegasystems, Inc.	21,970	682,169
RightNow Technologies, Inc.*	20,050	394,985
SolarWinds, Inc.*	22,740	392,492
VeriFone Holdings, Inc.*	13,130	407,949
Western Digital Corp.*	17,130	486,321

		4,557,718

Construction & Engineering
Aecom Technology Corp.*	3,360	81,514
JGC Corp. (Japan)	3,000	52,072

		133,586

Consumer Products & Services — 1.2%
Avon Products, Inc.	50,630	1,625,729
Procter & Gamble Co. (The)	87,850	5,268,365

		6,894,094

Containers & Packaging — 0.1%
Packaging Corp. of America	16,280	377,208

Cosmetics/Personal Care — 0.1%
L’Oreal SA (France)	2,810	315,959

Distribution/Wholesale — 0.3%
Li & Fung Ltd. (Hong Kong)	54,000	303,795
Mitsubishi Corp. (Japan)	43,300	1,027,519
Mitsui & Co. Ltd. (Japan)	12,500	185,973
Sumitomo Corp. (Japan)	9,400	121,159

		1,638,446

Diversified Financial Services — 4.0%
Ashmore Group PLC (United Kingdom)	10,700	56,241
Charles Schwab Corp. (The)	137,070	1,905,273
Citigroup, Inc.*	550,780	2,148,042
CME Group, Inc.	9,410	2,450,835
GFI Group, Inc.	175,410	813,902
Interactive Brokers Group, Inc. (Class A Stock)*	92,620	1,593,990
Invesco Ltd. (Bermuda)	89,900	1,908,577
Macquarie Group Ltd. (Australia)	6,027	211,287
MF Global Holdings Ltd.*	317,950	2,289,240
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	2,580	90,708
Morgan Stanley	105,490	2,603,493
Nomura Holdings, Inc. (Japan)	23,200	112,276
ORIX Corp. (Japan)	5,610	428,747
Singapore Exchange Ltd. (Singapore)	30,000	205,764
TD Ameritrade Holding Corp.*	257,220	4,154,103
TradeStation Group, Inc.*	94,859	624,172
Waddell & Reed Financial, Inc. (Class A Stock)	56,150	1,536,264

		23,132,914

Electric Utilities — 2.4%
AES Corp. (The)*	190,400	2,161,040
American Electric Power Co., Inc.	104,080	3,770,819
Chubu Electric Power Co., Inc. (Japan)	3,800	93,908
CMS Energy Corp.	32,610	587,632
E.ON AG (Germany)	16,773	494,588
Electricite de France (France)	2,920	125,949
GDF Suez (France)	18,640	667,293

International Power PLC (United Kingdom)	92,935	566,445
Kansai Electric Power Co., Inc. (The) (Japan)	9,700	235,528
National Grid PLC (United Kingdom)	24,200	205,285
Northeast Utilities	33,520	991,186
PG&E Corp.	13,610	618,166
Red Electrica Corp. SA (Spain)	2,900	136,374
TECO Energy, Inc.	88,390	1,530,915
Tokyo Electric Power Co., Inc. (The) (Japan)	6,400	156,090
Trony Solar Holdings Co. Ltd. (Cayman Islands)*	68,000	39,439
UIL Holdings Corp.	43,070	1,212,851

		13,593,508

Electronic Components & Equipment — 0.7%
Hitachi Ltd. (Japan)	50,000	218,615
Hon Hai Precision Industry Co. Ltd., GDR (Taiwan)	38,976	294,269
Koninklijke Philips Electronics NV (Netherlands)	40,306	1,266,809
Kyocera Corp. (Japan)	6,300	595,436
Minebea Co. Ltd. (Japan)	9,000	46,358
Mitsubishi Electric Corp. (Japan)	8,000	68,807
Murata Manufacturing Co. Ltd. (Japan)	3,200	168,663
Nidec Corp. (Japan)	400	35,554
Schneider Electric SA (France)	3,481	441,377
Thermo Fisher Scientific, Inc.*	22,190	1,062,457

		4,198,345

Engineering & Construction — 0.1%
Vinci SA (France)	11,430	572,949

Entertainment & Leisure — 1.0%
Bally Technologies, Inc.*	28,250	987,338
Carnival PLC (United Kingdom)	12,600	495,228
DreamWorks Animation SKG, Inc. (Class A Stock)*	24,880	793,921
International Game Technology	91,790	1,326,365
Nintendo Co. Ltd. (Japan)	300	74,964
Royal Caribbean Cruises Ltd.*	69,900	2,203,947

		5,881,763

Exchange Traded Funds — 0.3%
iShares MSCI Taiwan Index Fund	25,200	341,460
iShares Russell 2000 Index Fund	19,900	1,342,653

		1,684,113

Financial — Bank & Trust — 0.2%
GAM Holding Ltd. (Switzerland)*	9,166	138,985
Westpac Banking Corp. (Australia)	38,065	855,038

		994,023

Financial Services — 0.3%
H&R Block, Inc.	50,690	656,436
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	10,000	196,936
Suncorp-Metway Ltd. (Australia)	58,788	511,393
UniCredit SpA (Italy)	123,500	315,341

		1,680,106

Foods — 2.2%
ConAgra Foods, Inc.	127,480	2,796,911
Del Monte Foods Co.	78,010	1,022,711
Koninklijke Ahold NV (Netherlands)	29,779	401,416
Kroger Co. (The)	149,300	3,233,838
Metcash Ltd. (Australia)	36,467	154,030
Metro AG (Germany)	3,810	248,013
Nestle SA (Switzerland)	25,178	1,341,341
Tesco PLC (United Kingdom)	204,100	1,359,427
Toyo Suisan Kaisha Ltd. (Japan)	13,000	268,004
Unilever NV (Netherlands)	30,800	920,304
Unilever NV, CVA (Netherlands)	13,400	400,517
Woolworths Ltd. (Australia)	12,293	342,670

		12,489,182

Hand/Machine Tools — 0.5%
Kennametal, Inc.	76,010	2,350,989
Sandvik AB (Sweden)	20,300	311,110
Schindler Holding AG (Switzerland)	1,824	195,644
SMC Corp. (Japan)	800	105,510
THK Co. Ltd. (Japan)	1,900	35,597

		2,998,850

Healthcare Products — 0.9%
Bruker Corp.*	39,430	553,203
China Medical System Holdings Ltd. (China)*	35,200	24,680
Covidien PLC (Ireland)	17,700	711,363
Endologix, Inc.*	5,620	25,627
Hologic, Inc.*	83,310	1,333,793
Johnson & Johnson	8,750	542,150
Kinetic Concepts, Inc.*	12,030	440,057
Nakanishi, Inc. (Japan)	4,200	465,381
Nipro Corp. (Japan)	1,800	37,647
Smith & Nephew PLC (United Kingdom)	47,900	436,802
Terumo Corp. (Japan)	2,800	148,587
Volcano Corp.*	13,160	341,897

		5,061,187

Healthcare Services — 1.1%
Aetna, Inc.	36,300	1,147,443
American Dental Partners, Inc.*	26,940	324,896
Community Health Systems, Inc.*	11,290	349,651
DaVita, Inc.*	7,400	510,822
HealthSouth Corp.*	34,990	671,808
Omnicare, Inc.	52,650	1,257,282
Ramsay Health Care Ltd. (Australia)	19,154	284,734
UnitedHealth Group, Inc.	50,040	1,756,905

		6,303,541

Holding Companies — Diversified
Keppel Corp. Ltd. (Singapore)	29,000	198,023

Home Builders — 0.4%
Beazer Homes USA, Inc.*	91,840	379,299
D.R. Horton, Inc.	79,260	881,371
Lennar Corp. (Class A Stock)	26,950	414,491
Persimmon PLC (United Kingdom)*	56,100	351,980
Sekisui House Ltd. (Japan)	10,000	89,842

Toll Brothers, Inc.*	22,500	427,950

		2,544,933

Home Furnishings — 0.1%
Pioneer Corp. (Japan)*	14,200	49,499
Sony Corp. (Japan)	12,300	380,287

		429,786

Hotels & Motels — 0.5%
Accor SA (France)	4,148	151,463
Crown Ltd. (Australia)	12,894	104,562
Genting Singapore PLC (Singapore)*	165,000	233,366
MGM Resorts International*	221,560	2,499,197
SJM Holdings Ltd. (Hong Kong)	98,000	111,908

		3,100,496

Household Products — 0.1%
Reckitt Benckiser Group PLC (United Kingdom)	5,500	302,484

Insurance — 2.4%
ACE Ltd. (Switzerland)	21,380	1,245,385
Aegon N.V. (XEQT) (Netherlands)	47,200	282,798
Aegon N.V. (XNYS) (Netherlands)*	218,100	1,306,419
Allianz SE (Germany)	6,553	740,578
AMP Ltd. (Australia)	58,773	290,283
Assurant, Inc.	4,960	201,872
Aviva PLC (United Kingdom)	85,200	533,889
AXA SA (France)	28,090	491,117
Axis Capital Holdings Ltd. (Bermuda)	12,100	398,574
Delphi Financial Group, Inc. (Class A Stock)	47,120	1,177,529
ING Groep NV, CVA (Netherlands)*	103,400	1,072,708
Legal & General Group PLC (United Kingdom)	167,210	271,863
Lincoln National Corp.	95,990	2,296,081
PartnerRe Ltd. (Bermuda)	10,300	825,854
Platinum Underwriters Holdings Ltd. (Bermuda)	37,400	1,627,648
Prudential PLC (United Kingdom)	30,334	303,302
QBE Insurance Group Ltd. (Australia)	9,405	156,900
Swiss Reinsurance Co. Ltd. (Switzerland)	3,700	162,248
Tokio Marine Holdings, Inc. (Japan)	11,700	315,625

		13,700,673

Internet Services — 1.8%
Blue Coat Systems, Inc.*	176,570	4,248,274
Cogent Communications Group, Inc.*	52,410	496,323
Google, Inc. (Class A Stock)*	9,300	4,889,847
Kakaku.com, Inc. (Japan)	15	86,877
Rakuten, Inc. (Japan)	374	273,735
Tencent Holdings Ltd. (Cayman Islands)	15,300	334,441

		10,329,497

Machinery & Equipment — 4.4%
AGCO Corp.*	52,750	2,057,778
Bucyrus International, Inc.	39,700	2,753,195
Caterpillar, Inc.	26,820	2,110,198
CNH Global NV (Netherlands)*	68,900	2,524,496
Cummins, Inc.	48,050	4,352,369
Deere & Co.	19,730	1,376,759
Fanuc Ltd. (Japan)	1,400	178,270
Joy Global, Inc.	34,270	2,409,866
Komatsu Ltd. (Japan)	51,800	1,202,544
MAN SE (Germany)	8,677	945,842
Manitowoc Co., Inc. (The)	94,820	1,148,270
Nabtesco Corp. (Japan)	2,000	32,559
Rockwell Automation, Inc.	25,830	1,594,486
Sumitomo Heavy Industries Ltd. (Japan)	8,000	41,207
Terex Corp.*	116,930	2,680,036

		25,407,875

Media — 0.7%
CBS Corp. (Class B Stock)	27,620	438,053
DISH Network Corp. (Class A Stock)	51,480	986,357
Jupiter Telecommunications Co. Ltd. (Japan)	67	72,233
News Corp. (Class A Stock)	115,690	1,510,911
Reed Elsevier NV (Netherlands)	23,306	293,891
WPP PLC (United Kingdom)	43,354	479,797

		3,781,242

Metals & Mining — 2.6%
ArcelorMittal (Luxembourg)	9,048	298,007
BHP Billiton Ltd. (Australia)	37,517	1,410,953
Compass Minerals International, Inc.	13,820	1,058,888
European Goldfields Ltd. (Canada)*	26,000	275,692
First Quantum Minerals Ltd. (Canada)	3,200	241,742
Freeport-McMoRan Copper & Gold, Inc.	11,700	999,063
Fresnillo PLC (United Kingdom)	5,900	115,112
Goldcorp, Inc. (Canada)	35,700	1,553,664
Hitachi Metals Ltd. (Japan)	1,000	11,775
JFE Holdings, Inc. (Japan)	19,700	602,469
NSK Ltd. (Japan)	69,000	467,825
Peabody Energy Corp.	12,610	618,016
POSCO (South Korea)	854	386,463
Rio Tinto Ltd. (Australia)	4,335	321,665
Rio Tinto PLC (United Kingdom)	30,000	1,753,590
Royal Gold, Inc.	11,660	581,134
Sumitomo Metal Industries Ltd. (Japan)	44,000	111,212
Toho Titanium Co. Ltd. (Japan)	1,900	52,462
Umicore (Belgium)	9,917	428,699
Walter Energy, Inc.	34,410	2,797,189
Xstrata PLC (Switzerland)	30,600	585,485

		14,671,105

Miscellaneous Manufacturers — 0.4%
Charter International PLC (United Kingdom)	11,700	127,553
Cookson Group PLC (United Kingdom)*	27,100	232,865
General Electric Co.	71,160	1,156,350
Siemens AG (Germany)	7,520	793,786

		2,310,554

Miscellaneous Manufacturing — 0.2%
FUJIFILM Holdings Corp. (Japan)	5,100	168,921
Leggett & Platt, Inc.	32,940	749,714

		918,635

Office Equipment — 0.2%
Canon, Inc. (Japan)	18,700	872,502

Oil, Gas & Consumable Fuels — 6.4%
Berry Petroleum Co. (Class A Stock)	10,020	317,935
BG Group PLC (United Kingdom)	67,594	1,187,657
BP PLC (United Kingdom)	235,900	1,585,316
BP PLC, ADR (United Kingdom)	31,200	1,284,504
Cameron International Corp.*	21,810	936,958
Centrica PLC (United Kingdom)	84,300	428,399
Chevron Corp.	13,630	1,104,711
Concho Resources, Inc.*	9,460	625,968
Devon Energy Corp.	8,450	547,053
ENI SpA (Italy)	33,900	731,572
Ensco International PLC, ADR (United Kingdom)	21,400	957,222
Exxon Mobil Corp.	23,930	1,478,635
Forest Oil Corp.*	108,950	3,235,815
Galp Energia SGPS SA (Class B Stock) (Portugal)	21,115	364,419
Halliburton Co.	43,990	1,454,749
Hess Corp.	20,390	1,205,457
Marathon Oil Corp.	18,530	613,343
Newfield Exploration Co.*	35,820	2,057,501
Occidental Petroleum Corp.	12,480	977,184
Oil Search Ltd.	34,853	207,176
Olsen (Fred) Energy ASA (Norway)	8,600	299,917
Patterson-UTI Energy, Inc.	85,110	1,453,679
Petrohawk Energy Corp.*	96,980	1,565,257
Petroleo Brasileiro SA, ADR (Brazil)	47,700	1,730,079
Pride International, Inc.*	41,940	1,234,294
Royal Dutch Shell PLC (Class A Stock) (XEQT) (United Kingdom)	22,617	684,177
Royal Dutch Shell PLC (Class A Stock) (XLON) (United Kingdom)	52,800	1,589,192
Royal Dutch Shell PLC (Class B Stock) (Netherlands)	5,018	146,383
Saipem SpA (Italy)	9,111	364,917
Schlumberger Ltd. (Netherlands)	20,500	1,263,005
SM Energy Co.	4,090	153,211
Southwestern Energy Co.*	44,170	1,477,045
Statoil ASA (Norway)	25,800	538,272
Technip SA (France)	2,130	171,291
Tokyo Gas Co. Ltd. (Japan)	9,000	40,860
Total SA (France)	13,971	720,034
Transocean Ltd. (Switzerland)*	26,660	1,713,971
WSP Holdings Ltd., ADR (China)*	23,800	29,988

		36,477,146

Pharmaceuticals — 4.0%
Allergan, Inc.	21,260	1,414,428
AstraZeneca PLC (United Kingdom)	4,227	214,710
BioMarin Pharmaceutical, Inc.*	24,060	537,741
BioScrip, Inc.*	63,190	326,060
Express Scripts, Inc.*	27,390	1,333,893
GlaxoSmithKline PLC (United Kingdom)	17,700	348,812
Impax Laboratories, Inc.*	19,870	393,426
King Pharmaceuticals, Inc.*	247,160	2,461,714
Kobayashi Pharmaceutical Co. Ltd. (Japan)	2,300	102,078
Medivation, Inc.*	12,610	163,930
Merck & Co., Inc.	74,850	2,755,228
Mitsubishi Tanabe Pharma Corp. (Japan)	22,000	358,409
Neurocrine Biosciences, Inc.*	25,740	155,984
Nichi-Iko Pharmaceutical Co. Ltd. (Japan)	2,700	93,730
Novartis AG (Switzerland)	36,716	2,105,477
Novo Nordisk A/S (Class B Stock) (Denmark)	5,013	497,467
Onyx Pharmaceuticals, Inc.*	20,260	534,459
Pfizer, Inc.	190,230	3,266,249
Roche Holding AG (Switzerland)	11,761	1,606,194
Sanofi-Aventis SA (France)	13,866	923,877
Santen Pharmaceutical Co. Ltd. (Japan)	1,900	65,799
Shionogi & Co. Ltd. (Japan)	1,500	27,456
Shire PLC, ADR (United Kingdom)	9,100	612,248
Teva Pharmaceutical Industries Ltd. (Israel)	5,300	287,816
Teva Pharmaceutical Industries Ltd., ADR (Israel)	4,900	258,475
Theravance, Inc.*	41,270	829,527
United Laboratories International Holdings Ltd. (The) (Hong Kong)	46,000	89,286
Valeant Pharmaceuticals International, Inc. (Canada)	54,936	1,376,147

		23,140,620

Printing & Publishing — 0.1%
VistaPrint NV (Netherlands)*	21,100	815,515

Real Estate Investment Trusts — 0.9%
Associated Estates Realty Corp.	23,220	324,616
British Land Co. PLC (United Kingdom)	30,222	220,761
Cedar Shopping Centers, Inc.	71,860	436,909
Coresite Realty Corp.*	4,840	79,328
Japan Retail Fund Investment Corp. (Japan)	106	149,197
Macerich Co. (The)	29,910	1,284,634
Post Properties, Inc.	31,240	872,221
Public Storage, Inc.	15,320	1,486,653
Westfield Group (Australia)	34,151	404,685

		5,259,004

Real Estate Operation & Development — 0.7%
CapitaLand Ltd. (Singapore)	40,000	123,489
CB Richard Ellis Group, Inc. (Class A Stock)*	46,580	851,482
Cheung Kong Holdings Ltd. (Hong Kong)	37,000	560,805
Daito Trust Construction Co. Ltd. (Japan)	6,300	376,581
Jones Lang LaSalle, Inc.	24,290	2,095,498

		4,007,855

Retail & Merchandising — 4.1%
ABC-Mart, Inc. (Japan)	3,500	107,750
Abercrombie & Fitch Co. (Class A Stock)	27,210	1,069,897
Aeon Co. Ltd. (Japan)	7,600	81,572
Asics Corp. (Japan)	10,000	101,941
Best Buy Co., Inc.	41,030	1,675,255
BJ’s Wholesale Club, Inc.*	21,620	897,230
Cheesecake Factory, Inc. (The)*	22,210	587,899
CVS Caremark Corp.	96,550	3,038,428
FamilyMart Co. Ltd. (Japan)	1,200	43,023
Fast Retailing Co. Ltd. (Japan)	800	112,698
Game Group PLC (United Kingdom)	218,300	226,331
Guess?, Inc.	22,420	910,925
Harvey Norman Holdings Ltd. (Australia)	29,229	106,507
Hennes & Mauritz AB (Class B Stock) (Sweden)	14,521	525,874
Home Depot, Inc. (The)	73,020	2,313,274
Industria de Diseno Textil SA (Spain)	5,612	445,799
Izumi Co. Ltd. (Japan)	21,500	269,909
JC Penney Co., Inc.	64,830	1,762,079
K’s Holdings Corp. (Japan)	12,000	275,994
Kingfisher PLC (United Kingdom)	241,600	888,855
Lawson, Inc. (Japan)	2,200	100,803
Limited Brands, Inc.	23,870	639,239
Macy’s, Inc.	58,710	1,355,614
Nitori Co. Ltd. (Japan)	2,100	175,587
OfficeMax, Inc.*	58,160	761,314
PPR (France)	2,570	416,047
Ruth’s Hospitality Group, Inc.*	104,380	418,564
Staples, Inc.	78,040	1,632,597
Travis Perkins PLC (United Kingdom)*	28,700	380,289
Wal-Mart Stores, Inc.	23,820	1,274,846
Wesfarmers Ltd. (Australia)	11,300	359,224
Williams-Sonoma, Inc.	22,390	709,763

		23,665,127

Semiconductors — 1.6%
ASML Holding NV (Netherlands)	12,400	370,374
Avago Technologies Ltd. (Singapore)*	111,000	2,498,610
Broadcom Corp. (Class A Stock)	20,670	731,511
Emulex Corp.*	304,430	3,178,249
Infineon Technologies AG (Germany)*	88,060	609,964
Marvell Technology Group Ltd. (Bermuda)*	20,900	365,959
Netlogic Microsystems, Inc.*	18,470	509,403
Rohm Co. Ltd. (Japan)	1,700	104,875
Rovi Corp.*	10,280	518,215
Tokyo Electron Ltd. (Japan)	2,800	140,369

		9,027,529

Software — 2.2%
Ariba, Inc.*	104,960	1,983,744
Autonomy Corp. PLC (United Kingdom)*	3,200	91,137
BMC Software, Inc.*	80,190	3,246,091
DemandTec, Inc.*	306,870	2,887,647
McAfee, Inc.*	16,200	765,612
Microsoft Corp.	88,510	2,167,610
Oracle Corp.	29,800	800,130
SAP AG (Germany)	7,636	377,719
Sourcefire, Inc.*	12,690	365,980

		12,685,670

Telecommunications — 3.5%
ADTRAN, Inc.	14,030	495,259
American Tower Corp. (Class A Stock)*	30,510	1,563,942
AT&T, Inc.	17,460	499,356
BT Group PLC (United Kingdom)	187,000	411,260
Cisco Systems, Inc.*	68,320	1,496,208
CommScope, Inc.*	20,340	482,871
Finisar Corp.*	27,700	520,483
France Telecom SA (France)	8,360	180,639
KT Corp., ADR (Korea)	14,700	300,762
NII Holdings, Inc.*	64,810	2,663,691
Nippon Telegraph & Telephone Corp. (Japan)	3,100	135,356
Nokia Oyj (Finland)	47,929	481,551
NTT DoCoMo, Inc. (Japan)	243	404,612
Oclaro, Inc.*	128,220	2,052,802
PCCW Ltd. (Hong Kong)	89,000	32,233
Qwest Communications International, Inc.	410,440	2,573,459
SES SA, FDR (Luxembourg)	15,456	371,577
Singapore Telecommunications Ltd. (Singapore)	65,000	155,197
Softbank Corp. (Japan)	14,400	471,088
Swisscom AG (Switzerland)	1,070	431,528
Telefonica SA (Spain)	71,468	1,769,796
Telenor ASA (Norway)	20,000	313,204
Vimpelcom Ltd. (Netherlands)*	9,700	144,045
Vivendi (France)	17,493	478,140
Vodafone Group PLC (United Kingdom)	717,300	1,770,207

		20,199,266

Thrifts & Mortgage Finance — 0.2%
Home Federal Bancorp, Inc.	25,360	308,631
Meridian Interstate Bancorp, Inc.*	22,510	237,255
People’s United Financial, Inc.	27,340	357,881

		903,767

Tobacco — 0.8%
Alliance One International, Inc.*	117,900	489,285
British American Tobacco PLC (United Kingdom)	18,300	682,606
Imperial Tobacco Group PLC (United Kingdom)	37,843	1,127,716
Japan Tobacco, Inc. (Japan)	42	139,816
Reynolds American, Inc.	31,960	1,898,105

		4,337,528

Transportation — 0.7%
CSX Corp.	16,160	893,971
East Japan Railway Co. (Japan)	5,500	332,056
Frontline Ltd. (Bermuda)	18,000	511,740
Genco Shipping & Trading Ltd. (Marshall Island)*	35,600	567,464
Hitachi Transport System Ltd. (Japan)	600	9,071
Kawasaki Kisen Kaisha Ltd. (Japan)	91,000	342,286

Kuehne & Nagel International AG (Switzerland)	1,860	223,355
Mitsui OSK Lines Ltd. (Japan)	9,000	56,600
TNT NV (Netherlands)	6,000	161,218
Union Pacific Corp.	11,620	950,516
West Japan Railway Co. (Japan)	45	161,392

		4,209,669

Utilities — 0.1%
Energias de Portugal SA (Portugal)	101,711	348,586

Water — 0.2%
American Water Works Co., Inc.	47,690	1,109,746
United Utilities Group PLC (United Kingdom)	20,100	180,925

		1,290,671

TOTAL COMMON STOCKS (cost $390,049,503)		403,637,352

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
ASSET-BACKED SECURITY

Ally Master Owner Trust, Series 2010-3, Class A, 144A (cost $144,099)
2.88%	04/15/15	Aaa	$140	144,447

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%

Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4
5.451%	01/15/49	Aaa	500	524,266
Citigroup Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4
5.322%	12/11/49	Aaa	500	518,202
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4
5.306%	12/10/46	Aaa	500	519,821
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	500	526,200
Series 2006-C5, Class A3
5.311%	12/15/39	Aaa	495	514,926
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4
5.543%	12/10/49	Aaa	500	510,787
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.444%	03/10/39	Aaa	200	210,821
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4
5.56%	11/10/39	Aaa	500	532,555
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3
5.336%	05/15/47	Aa3	410	426,403
Series 2007-LDPX, Class A3
5.42%	01/15/49	Aaa	500	520,208
LB Commercial Conduit Mortgage Trust, Series 2007-C3, Class A4
5.95% (c)	07/15/44	Aaa	500	525,991
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4
5.424%	02/15/40	A+(d)	500	526,750
Series 2007-C2, Class A3
5.43%	02/15/40	A+(d)	500	523,014
Merrill Lynch / Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3
5.172%	12/12/49	Aaa	500	517,925
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4
5.418%	01/15/45	Aaa	310	334,651

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,717,578)				7,232,520

CORPORATE BONDS — 5.6%

Banks — 0.4%
Bank of America Corp., Sr. Unsec’d. Notes, MTN
5.65%	05/01/18	A2	1,090	1,154,861
Citigroup, Inc., Sr. Unsec’d. Notes
5.50%	04/11/13	A3	790	847,546
Regions Bank Birmingham Al, Sub. Notes
6.45%	06/26/37	Baa2	273	247,109
Regions Financial Corp., Sr. Unsec’d. Notes
5.75%	06/15/15	Baa3	23	23,397

				2,272,913

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes
2.50%	03/26/13	Baa2	118	121,065
Gtd. Notes, 144A
5.375%	11/15/14	Baa2	305	342,347

				463,412

Chemicals — 0.1%
Dow Chemical Co. (The), Sr. Unsec’d. Notes
7.60%	05/15/14	Baa3	384	448,529

Consumer Products — 0.1%
Fortune Brands, Inc., Sr. Unsec’d. Notes
5.875%	01/15/36	Baa3	375	380,165

Diversified Financial Services — 0.8%
Capital One Capital V, Ltd. Gtd. Notes
10.25%	08/15/39	BB(d)	49	53,043
Credit Suisse, Sub. Notes (Switzerland)
6.00%	02/15/18	Aa2	520	574,270
Discover Financial Services, Sr. Unsec’d. Notes
10.25%	07/15/19	Ba1	281	359,983
General Electric Capital Corp., Notes
4.375%	09/16/20	Aa2	400	401,481
Notes, MTN
5.625%	09/15/17	Aa2	440	491,527
JPMorgan Chase & Co., Sr. Unsec’d. Notes
3.70%	01/20/15	Aa3	800	845,062
KeyBank NA, Sub. Notes
5.80%	07/01/14	A3	349	380,513

M&I Marshall & Ilsley Bank, Sub. Notes
5.00%	01/17/17	Baa1	241	229,656
5.25%	09/04/12	Baa1	40	40,645
Merrill Lynch & Co., Inc., Notes, MTN
6.875%	04/25/18	A2	300	336,509
Prime Property Funding II, Inc., Notes
5.60%	06/15/11	Baa2	403	410,571
Wachovia Bank NA, Sub. Notes
4.875%	02/01/15	Aa3	320	346,592
Wells Fargo & Co., Sr. Notes
3.625%	04/15/15	A1	110	116,639

				4,586,491

Electric Utilities — 0.6%
Alabama Power Co., Sr. Unsec’d. Notes
3.375%	10/01/20	A2	91	91,291
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes
5.70%	06/15/40	A3	100	112,644
Dominion Resources, Inc., Jr. Sub. Notes
6.30%(c)	09/30/66	Baa3	235	222,075
Duquesne Light Holdings, Inc., Sr. Unsec’d. Notes
6.40%	09/15/20	Ba1	203	206,468
Edison International, Sr. Unsec’d. Notes
3.75%	09/15/17	Baa2	91	93,305
EDP Finance BV, Sr. Unsec’d. Notes (Netherlands)
6.00%	02/02/18	A3	320	329,181
Exelon Generation Co. LLC, Sr. Unsec’d. Notes
4.00%	10/01/20	A3	400	400,423
FirstEnergy Corp., Sr. Unsec’d. Notes
7.375%	11/15/31	Baa3	32	34,769
FirstEnergy Solutions Corp., Gtd. Notes
4.80%	02/15/15	Baa2	320	343,954
6.05%	08/15/21	Baa2	33	35,255
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes
5.75%	04/01/18	Baa1	82	95,429
National Grid PLC, Sr. Unsec’d. Notes (United Kingdom)
6.30%	08/01/16	Baa1	157	185,336
Nevada Power Co., General Refinance Mortgage
5.375%	09/15/40	Baa3	24	24,756
Nisource Finance Corp., Gtd. Notes
6.40%	03/15/18	Baa3	310	359,522
Pepco Holdings, Inc., Sr. Unsec’d. Notes
2.70%	10/01/15	Baa3	106	106,212
PPL Energy Supply LLC, Sr. Unsec’d. Notes
6.50%	05/01/18	Baa2	305	352,935
Progress Energy, Inc., Sr. Unsec’d. Notes
6.00%	12/01/39	Baa2	273	308,343
San Diego Gas & Electric Co., First Mortgage
4.50%	08/15/40	Aa3	112	110,400

				3,412,298

Financial Services — 0.6%
Citigroup, Inc., Sr. Unsec’d. Notes
5.375%	08/09/20	A3	271	280,385
Comerica, Inc., Sr. Unsec’d. Notes
3.00%	09/16/15	A2	16	16,194
Discover Bank, Sub. Notes
7.00%	04/15/20	Ba1	370	402,508
Fifth Third Capital Trust IV, Ltd. Gtd. Notes
6.50%	04/15/67	BB	43	41,011
Goldman Sachs Group, Inc. (The), Sub. Notes
6.75%	10/01/37	A2	283	294,157
JPMorgan Chase & Co., Sr. Unsec’d. Notes
6.30%	04/23/19	Aa3	440	509,899
Morgan Stanley, Sr. Unsec’d. Notes
6.00%	05/13/14	A2	1,025	1,125,296
Regions Financial Corp., Sr. Unsec’d. Notes
7.75%	11/10/14	Baa3	321	347,714
Silicon Valley Bank, Sr. Unsec’d. Notes
5.70%	06/01/12	A2	451	469,510
SVB Financial Group, Sr. Unsec’d. Notes
5.375%	09/15/20	BBB(d)	73	74,151

				3,560,825

Foods — 0.2%
Kraft Foods, Inc., Sr. Unsec’d. Notes
5.375%	02/10/20	Baa2	320	357,456
6.50%	08/11/17	Baa2	100	119,806
6.50%	02/09/40	Baa2	500	585,433

				1,062,695

Insurance — 0.5%
AON Corp., Sr. Unsec’d. Notes
3.50%	09/30/15	Baa2	54	55,014
5.00%	09/30/20	Baa2	362	369,680
6.25%	09/30/40	Baa2	40	41,436
Massachusetts Mutual Life Insurance Co., Sub. Notes
8.875%	06/01/39	A1	246	336,174
MetLife, Inc., Sr. Unsec’d. Notes
6.75%	06/01/16	A3	295	352,158
New York Life Insurance Co., Sub. Notes
6.75%	11/15/39	Aa2	171	210,932
Northwestern Mutual Life Insurance, Notes
6.063%	03/30/40	Aa2	540	627,294
Pacific Life Insurance Co., Sub. Notes
9.25%	06/15/39	A3	165	208,499

Pacific LifeCorp, Sr. Notes
6.00%	02/10/20	Baa1	379	408,652
Unum Group, Sr. Unsec’d. Notes
5.625%	09/15/20	Baa3	68	69,863

				2,679,702

Media — 0.7%
Comcast Corp., Gtd. Notes
5.70%	05/15/18	Baa1	400	457,849
6.40%	03/01/40	Baa1	325	361,346
COX Communications, Inc., Unsec’d. Notes
4.625%	06/01/13	Baa2	310	334,387
DirecTV Holdings LLC/ DirecTV Financing Co., Inc., Gtd. Notes
4.75%	10/01/14	Baa2	315	344,039
Discovery Communications LLC, Gtd. Notes
3.70%	06/01/15	Baa2	84	89,010
6.35%	06/01/40	Baa2	77	86,024
NBC Universal, Inc., Sr. Unsec’d. Notes
5.15%	04/30/20	Baa2	350	377,974
News America, Inc., Gtd. Notes
6.15%	03/01/37	Baa1	335	360,712
Time Warner Cable, Inc., Gtd. Notes
5.85%	05/01/17	Baa2	200	228,043
6.75%	07/01/18	Baa2	295	351,828
Time Warner, Inc., Gtd. Notes
6.20%	03/15/40	Baa2	330	359,501
Viacom, Inc., Sr. Unsec’d. Notes
6.75%	10/05/37	Baa1	315	367,181

				3,717,894

Metals & Mining
Anglo American Capital PLC, Gtd. Notes (United Kingdom)
4.45%	09/27/20	Baa1	100	102,454

Miscellaneous Manufacturers — 0.1%
Tyco Electronics Group SA, Gtd. Notes (Luxembourg)
6.00%	10/01/12	Baa2	305	329,829

Multimedia
NBC Universal, Inc., Sr. Unsec’d. Notes
6.40%	04/30/40	Baa2	200	217,764

Oil, Gas & Consumable Fuels — 0.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes
6.375%	09/15/17	Ba1	122	134,439
Apache Corp., Sr. Unsec’d. Notes
5.10%	09/01/40	A3	120	120,726
BP Capital Markets PLC, Gtd. Notes (United Kingdom)
3.125%	10/01/15	A2	155	155,814
Motiva Enterprises LLC, Sr. Unsec’d. Notes
6.85%	01/15/40	A2	305	365,554
Nexen, Inc., Sr. Unsec’d. Notes (Canada)
5.05%	11/20/13	Baa3	500	544,566
Petrobras International Finance Co., Gtd. Notes
6.875%	01/20/40	Baa1	142	162,553
Suncor Energy, Inc., Sr. Unsec’d. Notes (Canada)
6.10%	06/01/18	Baa2	305	357,010
Weatherford International Ltd., Gtd. Notes (Bermuda)
5.125%	09/15/20	Baa2	60	61,337

				1,901,999

Pharmaceuticals — 0.1%
Medco Health Solutions, Inc., Sr. Unsec’d. Notes
4.125%	09/15/20	Baa3	395	399,978

Pipelines — 0.1%
DCP Midstream LLC, Sr. Unsec’d. Notes
5.35%	03/15/20	Baa2	330	357,001
Midcontinent Express Pipeline LLC, Sr. Unsec’d. Notes
5.45%	09/15/14	Ba1	420	448,303
TransCanada Pipelines Ltd., Sr. Unsec’d. Notes (Canada)
3.40%	06/01/15	A3	32	33,926

				839,230

Real Estate Investment Trusts — 0.4%
BioMed Realty LP, Gtd. Notes
6.125%	04/15/20	Baa3	40	43,530
Camden Property Trust, Sr. Unsec’d. Notes
5.375%	12/15/13	Baa1	550	596,837
Developers Diversified Realty Corp., Sr. Unsec’d. Notes
5.375%	10/15/12	Baa3	550	551,793
Digital Realty Trust LP, Gtd. Notes
4.50%	07/15/15	Baa2	100	103,243
Duke Realty LP, Sr. Unsec’d. Notes
6.25%	05/15/13	Baa2	553	598,354
ERP Operating LP, Sr. Unsec’d. Notes
4.75%	07/15/20	Baa1	100	104,029
5.20%	04/01/13	Baa1	151	163,325
ERP Operation LP, Sr. Unsec’d. Notes
5.75%	06/15/17	Baa1	100	112,606
Liberty Property LP, Sr. Unsec’d. Notes
4.75%	10/01/20	BBB(d)	168	169,189
Tanger Properties LP, Sr. Unsec’d. Notes
6.125%	06/01/20	Baa2	100	109,166

				2,552,072

Real Estate Operation & Development — 0.1%
Post Apartment Homes LP, Sr. Unsec’d. Notes
6.30%	06/01/13	Baa3	551	594,274

Telecommunications — 0.3%
AT&T, Inc., Sr. Unsec’d. Notes
2.50%	08/15/15	A2	400	407,594
5.35%	09/01/40	A2	200	200,942
6.30%	01/15/38	A2	435	491,318
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)
4.95%	09/30/14	Baa2	320	340,714
Telefonica Emisiones SAU, Gtd. Notes (Spain)
5.134%	04/27/20	Baa1	110	119,672
Verizon Communications, Inc., Sr. Unsec’d. Notes
6.10%	04/15/18	A3	300	356,751

				1,916,991

Tobacco — 0.1%
Altria Group, Inc., Gtd. Notes
9.70%	11/10/18	Baa1	260	351,937
Reynolds American, Inc., Gtd. Notes
6.75%	06/15/17	Baa3	310	348,662

				700,599

TOTAL CORPORATE BONDS (cost $30,901,678)				32,140,114

MUNICIPAL BOND — 0.1%

California
State of California, General Obligation Unlimited (cost $343,658)
6.20%	03/01/19	A1	340	374,472

FOREIGN GOVERNMENT BONDS — 0.1%
Brazilian Government International Bond (Brazil)
4.875%	01/22/21	Baa3	100	109,750
5.625%	01/07/41	Baa3	100	109,750

TOTAL FOREIGN GOVERNMENT BONDS (cost $209,080)				219,500

RESIDENTIAL MORTGAGE-BACKED SECURITY
Banc of American Funding Corp., Series 2010-R4, Class 2A1, 144A (cost $98,745)
4.50%	03/26/37	AA(d)	98	100,738

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 7.8%
Federal Home Loan Mortgage Corp.
5.00%	08/01/40		991	1,041,428
6.50%	08/01/38		989	1,078,069
Federal National Mortgage Assoc.
3.50%	TBA		1,100	1,134,718
3.50%	TBA		1,100	1,130,593
3.50%	TBA		1,000	1,007,344
4.00%	09/01/40		449	463,259
4.00%	TBA		700	719,468
4.00%	TBA		1,500	1,565,625
4.50%	07/01/39-07/01/40		2,200	2,298,336
4.50%	TBA		1,000	1,051,562
4.50%	TBA		2,400	2,499,000
4.50%	TBA		5,000	5,195,310
5.00%	05/01/19-08/01/40		5,003	5,287,964
5.00%	TBA		2,200	2,315,500
5.50%	09/01/36-12/01/39		5,468	5,817,254
5.50%	TBA		3,200	3,401,501
6.00%	02/01/34-07/01/38		2,338	2,513,313
6.00%	TBA		1,900	2,040,718
6.50%	TBA		1,000	1,090,312
Government National Mortgage Assoc.
4.00%	TBA		900	930,375
4.00%	TBA		500	516,565
4.50%	06/15/40		179	188,796
4.50%	TBA		1,000	1,051,875

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $44,309,517)				44,338,885

U.S. TREASURY OBLIGATIONS — 12.0%
U.S. Treasury Bonds
3.875%	08/15/40		1,579	1,632,291
U.S. Treasury Inflationary Indexed Bonds, TIPS
2.125%	02/15/40		3,600	4,057,516
U.S. Treasury Notes
1.75%	04/15/13-07/31/15		36,400	37,398,567
1.875%	04/30/14-06/30/15		17,950	18,556,247
2.625%	08/15/20		7,000	7,065,625

TOTAL U.S. TREASURY OBLIGATIONS (cost $67,277,153)				68,710,246

TOTAL LONG-TERM INVESTMENTS (cost $540,051,011)				556,898,274

Shares
SHORT-TERM INVESTMENTS — 17.9%

AFFILIATED MONEY MARKET MUTUAL FUND — 17.4%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $99,292,190)(w)	99,292,190	99,292,190

		Principal
		Amount
		(000)#
U.S. TREASURY OBLIGATIONS(n) — 0.5%
U.S. Treasury Bills
0.082%(k)	11/04/10	$160	159,982
0.117%(k)	12/16/10	238	237,935
0.122%	11/04/10	385	384,954
0.123%	11/04/10	66	65,992
0.127%	11/04/10	41	40,995
0.127%	11/04/10	8	7,999
0.132%	11/04/10	86	85,990
0.132%	11/04/10	286	285,968
0.137%	12/16/10	108	107,970

0.146%	12/16/10	626	625,829
0.152%	12/16/10	236	235,935
0.152%	12/16/10	577	576,842
0.153%	12/16/10	185	184,949

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,001,282)			3,001,340

TOTAL SHORT-TERM INVESTMENTS (cost $102,293,472)			102,293,530

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 115.5% (cost $642,344,483)			659,191,804

SECURITIES SOLD SHORT — (9.7)%

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — (1.6)%
Federal National Mortgage Assoc.
3.50%	TBA	1,100	(1,134,718)
4.00%	TBA	500	(513,906)
4.50%	TBA	1,400	(1,457,750)
4.50%	TBA	1,400	(1,454,687)
5.00%	TBA	1,200	(1,263,000)
5.50%	TBA	700	(744,078)
6.00%	TBA	1,000	(1,074,062)
6.50%	TBA	1,000	(1,090,312)
Government National Mortgage Assoc.
4.50%	TBA	200	(210,375)

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (proceeds received $8,953,371)			(8,942,888)

	Shares
COMMON STOCKS — (8.1)%

Aerospace & Defense — (0.4)%
Boeing Co. (The)	11,180	(743,917)
General Dynamics Corp.	6,700	(420,827)
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	48,870	(973,979)

		(2,138,723)

Auto Parts & Equipment — (0.1)%
Advance Auto Parts, Inc.	8,580	(503,475)

Automobile Manufacturers — (0.1)%
PACCAR, Inc.	8,770	(422,276)

Beverages — (0.3)%
SABMiller PLC (United Kingdom)	45,000	(1,435,500)

Biotechnology — (0.3)%
Acorda Therapeutics, Inc.*	6,740	(222,555)
Celgene Corp.*	9,710	(559,393)
Human Genome Sciences, Inc.*	5,200	(154,908)
Life Technologies Corp.*	15,250	(712,022)
Seattle Genetics, Inc.*	10,930	(169,743)

		(1,818,621)

Chemicals — (0.1)%
E.I. du Pont de Nemours & Co.	10,310	(460,032)

Computer Services & Software — (0.3)%
Hewlett-Packard Co.	18,710	(787,130)
International Business Machines Corp.	5,790	(776,670)

		(1,563,800)

Distribution/Wholesale — (0.2)%
Fastenal Co.	11,550	(614,344)
Owens & Minor, Inc.	11,010	(313,345)

		(927,689)

Diversified Financial Services — (0.4)%
CBOE Holdings, Inc.	44,790	(897,592)
NYSE Euronext, Inc.	16,090	(459,691)
T. Rowe Price Group, Inc.	19,280	(965,253)

		(2,322,536)

Electric Utilities — (0.2)%
FirstEnergy Corp.	9,370	(361,120)
Integrys Energy Group, Inc.	18,780	(977,687)

		(1,338,807)

Farming & Agriculture — (0.1)%
Archer-Daniels-Midland Co.	9,990	(318,881)
Bunge Ltd. (Bermuda)	5,400	(319,464)

		(638,345)

Financial Services — (0.2)%
Northern Trust Corp.	24,170	(1,165,961)

Foods — (0.6)%
H.J. Heinz Co.	13,050	(618,178)
Hormel Foods Corp.	12,880	(574,448)
Kraft Foods, Inc. (Class A Stock)	15,710	(484,811)
Sara Lee Corp.	50,090	(672,709)
TreeHouse Foods, Inc.*	5,830	(268,763)
Weis Markets, Inc.	13,510	(528,646)

		(3,147,555)

Healthcare Products — (0.2)%
Hill-Rom Holdings, Inc.	11,620	(417,042)
Intuitive Surgical, Inc.*	1,570	(445,472)
Smith & Nephew PLC, ADR (United Kingdom)	4,400	(199,760)

		(1,062,274)

Healthcare Services
Tenet Healthcare Corp.*	43,850	(206,972)

Hotels & Motels — (0.2)%
Wynn Resorts Ltd.	13,600	(1,180,072)

Insurance — (0.4)%
American International Group, Inc.*	44,190	(1,727,829)
RLI Corp.	13,620	(771,164)

		(2,498,993)

Internet Services — (0.3)%
F5 Networks, Inc.*	17,040	(1,768,922)

Machinery & Equipment — (0.1)%
Applied Industrial Technologies, Inc.	20,470	(626,382)

Metals & Mining — (0.2)%
AK Steel Holding Corp.	83,610	(1,154,654)

Miscellaneous Manufacturers — (0.1)%
3M Co.	7,850	(680,674)

Miscellaneous Manufacturing — (0.1)%
A.O. Smith Corp.	8,600	(497,854)

Oil, Gas & Consumable Fuels — (1.1)%
Atmos Energy Corp.	15,750	(460,687)
ConocoPhillips	15,940	(915,434)
Diamond Offshore Drilling, Inc.	15,050	(1,019,939)
Goodrich Petroleum Corp.*	40,660	(592,416)
National Oilwell Varco, Inc.	13,780	(612,797)
Noble Energy, Inc.	8,190	(614,987)
W&T Offshore, Inc.	88,830	(941,598)
Weatherford International Ltd. (Switzerland)*	48,080	(822,168)

		(5,980,026)

Pharmaceuticals — (0.3)%
Bristol-Myers Squibb Co.	11,110	(301,192)
Eli Lilly & Co.	15,150	(553,430)
Forest Laboratories, Inc.*	11,180	(345,797)
Vertex Pharmaceuticals, Inc.*	11,040	(381,653)
Viropharma, Inc.*	10,130	(151,038)

		(1,733,110)

Real Estate Investment Trusts — (0.2)%
Taubman Centers, Inc.	12,110	(540,227)
Vornado Realty Trust	7,100	(607,263)

		(1,147,490)

Retail & Merchandising — (0.5)%
Aeropostale, Inc.*	24,780	(576,135)
Darden Restaurants, Inc.	17,530	(749,933)
Dollar Tree, Inc.*	5,890	(287,197)
Ross Stores, Inc.	14,290	(780,520)
Urban Outfitters, Inc.*	22,510	(707,714)

		(3,101,499)

Semiconductors — (0.1)%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	73,700	(747,318)

Software — (0.6)%
Adobe Systems, Inc.*	28,990	(758,089)
Cerner Corp.*	3,170	(266,248)
Intuit, Inc.*	13,780	(603,702)
Red Hat, Inc.*	22,530	(923,730)
salesforce.com, Inc.*	7,370	(823,966)

		(3,375,735)

Telecommunications — (0.4)%
America Movil SAB de CV (Class L Stock), ADR (Mexico)	20,100	(1,071,933)
Frontier Communications Corp.	40,420	(330,231)
Nokia Oyj., ADR (Finland)	101,200	(1,015,036)

		(2,417,200)

TOTAL COMMON STOCKS (proceeds received $44,508,319)		(46,062,495)

TOTAL SECURITIES SOLD SHORT (proceeds received $53,461,690)		(55,005,383)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 105.8% (cost $588,882,793)		604,186,421

Other liabilities in excess of other assets(x) — (5.8)%		(32,879,226)

NET ASSETS — 100.0%		$571,307,195

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVA	Certificate Van Aandelen

FDR	Fiduciary Depositary Receipt

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

MTN	Medium Term Note

PRFC	Preference Shares

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

XEQT	Equiduct Exchange

XLON	London Stock Exchange

XNYS	New York Stock Exchange

AUD	Australian Dollar

HKD	Hong Kong Dollar

JPY	Japanese Yen

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The ratings reflected are as of September 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2010.

(d)	Standard & Poor’s rating.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts as follows:

Futures contracts open at September 30, 2010:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	September 30, 2010	Appreciation(1)
Long Positions:
625	S&P 500 E-Mini	Dec. 2010	$35,214,185	$35,521,875	$307,690

(1)	The amount represents fair value of derivative instruments subject to equity risk exposure as of September 30, 2010.
Forward foreign currency exchange contracts outstanding at September 30, 2010:

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Purchase Contracts	Counterparty	(000)		Date Payable	Value	(Depreciation)(1)
Australian Dollar,
expiring 10/07/10	Brown Brothers Harriman & Co.	AUD	309	$39,832	$39,833	$1
Hong Kong Dollar,
expiring 10/05/10	Hong Kong & Shanghai Bank	HKD	366	47,107	47,129	22
Japanese Yen,
expiring 10/05/10	Brown Brothers Harriman & Co.	JPY	6,476	77,659	77,579	(80)

				$164,598	$164,541	$(57)

				Value at
		Notional		Settlement
		Amount		Date	Current	Unrealized
Sale Contracts	Counterparty	(000)		Receivable	Value	Appreciation(1)
Japanese Yen,
expiring 10/05/10	Brown Brothers Harriman & Co.	JPY	9,005	$107,984	$107,873	$111

(1)	The amount represents fair value of derivative instruments subject to foreign currency exchange contacts risk exposure as of September 30, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$403,279,136	$358,216	$—
Asset-Backed Security	—	144,447	—
Commerical Mortgage-Backed Securities	—	7,232,520	—
Corporate Bonds	—	32,140,114	—
Foreign Government Bonds	—	219,500	—
Municipal Bond	—	374,472	—
Residential Mortgage-Backed Security	—	100,738	—
U.S. Government Mortgage-Backed Obligations	—	44,338,885	—
U.S. Treasury Obligations	—	71,711,586	—
Affiliated Money Market Mutual Fund	99,292,190	—	—
Short Sales — Common Stocks	(46,062,495)	—	—
Short Sales — U.S. Government Mortgage-Backed Obligations	—	(8,942,888)	—
Other Financial Instuments*
Futures	307,690	—	—
Forward Foreign Currency Contracts	—	54	—

Total	$456,816,521	$147,677,644	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST FIRST TRUST BALANCED TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%

COMMON STOCKS — 64.7%

Aerospace & Defense — 2.0%
BAE Systems PLC (United Kingdom)	3,821,254	$20,547,539
Hexcel Corp.*	338,972	6,030,312
Northrop Grumman Corp.	353,119	21,409,605

		47,987,456

Automobiles — 0.9%
Daimler AG (Germany)*(a)	206,681	13,082,907
Toyota Motor Corp., ADR (Japan)(a)	116,821	8,362,047

		21,444,954

Biotechnology — 0.1%
Enzon Pharmaceuticals, Inc.*(a)	158,339	1,781,314

Building Products — 0.8%
Masco Corp.	1,640,018	18,056,598

Capital Markets — 2.1%
Credit Suisse Group AG, ADR (Switzerland)*(a)	193,393	8,230,806
Deutsche Bank AG (Germany)(a)	151,908	8,344,306
Man Group PLC (United Kingdom)	6,426,655	22,119,453
UBS AG (Switzerland)*(a)	627,402	10,684,656

		49,379,221

Chemicals — 2.3%
E.I. du Pont de Nemours & Co.	643,873	28,729,613
Sensient Technologies Corp.	809,855	24,692,479

		53,422,092

Commercial Banks — 6.4%
Bank of China Ltd. (Class H Stock) (China)	44,927,000	23,567,009
Bank of the Ozarks, Inc.	58,406	2,166,278
Barclays PLC, ADR (United Kingdom)	454,132	8,560,388
FNB Corp.(a)	2,851,075	24,405,202
HSBC Holdings PLC, ADR (United Kingdom)	157,279	7,956,745
Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	30,861,000	22,990,080
Lloyds Banking Group PLC, ADR (United Kingdom)	2,524,285	11,636,954
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)	1,702,772	7,883,834
Mizuho Financial Group, Inc. (Japan)(a)	2,236,543	6,418,878
National Bank of Greece SA, ADR (Greece)*(a)	2,358,758	5,354,381
Toronto-Dominion Bank (The) (Canada)	136,599	9,870,644
Trustmark Corp.(a)	915,682	19,906,927

		150,717,320

Commercial Services & Supplies — 0.4%
ABM Industries, Inc.	180,300	3,892,677
GEO Group, Inc. (The)*	179,635	4,194,477
Sykes Enterprises, Inc.*	164,082	2,228,234

		10,315,388

Communications Equipment — 2.2%
Arris Group, Inc.*(a)	441,119	4,309,733
F5 Networks, Inc.*	416,970	43,285,656
ViaSat, Inc.*	125,329	5,152,275

		52,747,664

Computers & Peripherals — 1.4%
Seagate Technology (Ireland)*	1,245,791	14,675,418
Western Digital Corp.*	620,984	17,629,736

		32,305,154

Construction & Engineering — 0.1%
Insituform Technologies, Inc. (Class A Stock)*(a)	137,315	3,320,277

Diversified Telecommunication Services — 4.2%
AT&T, Inc.	871,322	24,919,809
China Unicom Hong Kong Ltd., ADR (Hong Kong)(a)	767,383	11,173,097
Cincinnati Bell, Inc.*	703,964	1,879,584
Cogent Communications Group, Inc.*	156,562	1,482,642
Deutsche Telekom AG, ADR (Germany)(a)	671,833	9,157,084
France Telecom SA, ADR (France)	370,517	7,977,231
Nippon Telegraph & Telephone Corp., ADR (Japan)	397,287	8,708,531
Telecom Italia SpA, ADR (Italy)	597,443	8,322,381
Verizon Communications, Inc.	799,795	26,065,319

		99,685,678

Electric Utilities — 3.1%
NextEra Energy, Inc.(a)	460,380	25,040,068
Northeast Utilities	844,061	24,958,884
UniSource Energy Corp.	719,661	24,058,267

		74,057,219

Electrical Equipment
Advanced Battery Technologies, Inc.*(a)	224,946	807,556

Electronic Equipment, Instruments & Components — 0.1%
OSI Systems, Inc.*	61,645	2,238,946

Energy Equipment & Services — 0.2%
Bristow Group, Inc.*	122,933	4,435,423

Food Products — 2.2%
Diamond Foods, Inc.	58,613	2,402,547
Kraft Foods, Inc. (Class A Stock)	749,137	23,118,368
Sanderson Farms, Inc.	70,965	3,072,075
Tate & Lyle PLC (United Kingdom)	3,357,550	24,620,697

		53,213,687

Healthcare Equipment & Supplies — 1.4%
American Medical Systems Holdings, Inc.*(a)	261,874	5,127,493
Conceptus, Inc.*	110,407	1,518,096
Intuitive Surgical, Inc.*(a)	70,622	20,038,286
Invacare Corp.	107,345	2,845,716
Zoll Medical Corp.*	75,347	2,431,448

		31,961,039

Healthcare Providers & Services — 0.2%
Air Methods Corp.*	44,576	1,853,470
Bio-Reference Labs, Inc.*	97,250	2,028,635
RehabCare Group, Inc.*	85,715	1,733,157

		5,615,262

Hotels, Restaurants & Leisure — 0.3%
Bob Evans Farms, Inc.	106,548	2,990,803
Peet’s Coffee & Tea, Inc.*(a)	45,079	1,543,054
Texas Roadhouse, Inc.*(a)	249,701	3,510,796

		8,044,653

Household Durables — 0.6%
La-Z-Boy, Inc.*(a)	277,908	2,345,543
National Presto Industries, Inc.(a)	35,891	3,821,315
Sony Corp., ADR (Japan)	253,913	7,850,990

		14,017,848

Insurance — 3.7%
Allstate Corp. (The)	689,541	21,755,019
AXA SA, ADR (France)	434,696	7,555,016
Cincinnati Financial Corp.(a)	800,543	23,095,666
Manulife Financial Corp. (Canada)(a)	473,823	5,984,384
Mercury General Corp.	523,596	21,399,369
Sun Life Financial, Inc. (Canada)	305,379	7,952,069

		87,741,523

Internet & Catalog Retail — 3.5%
NetFlix, Inc.*(a)	275,338	44,648,810
priceline.com, Inc.*	108,458	37,780,260

		82,429,070

IT Services — 1.8%
Cognizant Technology Solutions Corp. (Class A Stock)*	504,162	32,503,324
MAXIMUS, Inc.	60,929	3,752,008
Unisys Corp.*(a)	220,979	6,165,314

		42,420,646

Media — 0.3%
Arbitron, Inc.	94,015	2,629,600
Knology, Inc.*(a)	283,982	3,813,878

		6,443,478

Multi-Utilities — 4.3%
DTE Energy Co.	491,072	22,554,937
NiSource, Inc.(a)	1,439,802	25,052,555
Public Service Enterprise Group, Inc.	721,345	23,862,092
Sempra Energy	428,908	23,075,250
Veolia Environnement, ADR (France)	268,524	7,078,293

		101,623,127

Multiline Retail — 1.1%
Marks & Spencer Group PLC (United Kingdom)	4,371,874	26,653,748

Oil, Gas & Consumable Fuels — 4.5%
China Petroleum & Chemical Corp. (Class H Stock) (China)	28,656,000	25,410,116
CNOOC Ltd. (Hong Kong)	13,849,000	26,845,339
CVR Energy, Inc.*	296,994	2,450,201
Encana Corp.	266,124	8,044,929
Eni SpA, ADR (Italy)(a)	191,675	8,276,526
Overseas Shipholding Group, Inc.(a)	93,748	3,217,431
PetroChina Co. Ltd. (Class H Stock) (China)	19,652,000	22,871,632
Repsol YPF SA, ADR (Spain)(a)	384,889	9,903,194

		107,019,368

Personal Products — 3.0%
Herbalife Ltd. (Cayman Islands)	317,201	19,143,080
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)(a)	400,866	25,346,757
NBTY, Inc.*	329,235	18,101,340
Nu Skin Enterprises, Inc. (Class A Stock)*	330,747	9,525,514

		72,116,691

Pharmaceuticals — 0.9%
Pfizer, Inc.*	1,220,047	20,948,207

Semiconductors & Semiconductor Equipment — 0.5%
Hittite Microwave Corp.*	104,808	4,994,101
Monolithic Power Systems, Inc.*(a)	123,126	2,010,648
NVE Corp.*(a)	16,481	709,177
Tessera Technologies, Inc.*	173,421	3,208,289

		10,922,215

Software — 0.2%
Progress Software Corp.*	143,921	4,763,785
Smith Micro Software, Inc.*	98,013	974,249

		5,738,034

Specialty Retail — 1.7%
Dress Barn, Inc.*	380,844	9,045,045
DSW, Inc. (Class A Stock)*(a)	120,215	3,450,170
Genesco, Inc.*	80,287	2,398,976
Hibbett Sports, Inc.*(a)	98,771	2,464,336
Jo-Ann Stores, Inc.*	139,652	6,221,497
Pier 1 Imports, Inc.*(a)	596,249	4,883,279
Ulta Salon Cosmetics & Fragrance, Inc.*(a)	307,988	8,993,250
Zumiez, Inc.*(a)	104,627	2,213,907

		39,670,460

Textiles, Apparel & Luxury Goods — 1.8%
Culp, Inc.*(a)	235,790	2,310,742
Deckers Outdoor Corp.*	193,608	9,672,656
Fossil, Inc.*(a)	349,112	18,778,734
Lululemon Athletica, Inc. (Canada)*(a)	259,451	11,602,649

		42,364,781

Thrifts & Mortgage Finance — 3.4%
Astoria Financial Corp.*	1,610,644	21,953,078
First Niagara Financial Group, Inc.	1,518,834	17,694,416
New York Community Bancorp, Inc.(a)	1,389,738	22,583,242
People’s United Financial, Inc.(a)	1,378,202	18,040,664

		80,271,400

Tobacco — 0.7%
Universal Corp.(a)	400,197	16,043,898

Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc.*(a)	157,759	2,298,549

Wireless Telecommunication Services — 2.2%
NII Holdings, Inc.*	641,153	26,351,388
Vodafone Group PLC (United Kingdom)	9,935,799	24,520,312

		50,871,700

TOTAL COMMON STOCKS (cost $1,421,361,562)		1,531,131,644

				Principal
Interest	Maturity		Moody’s	Amount
Rate	Date		Ratings†	(000)#
CORPORATE BONDS — 33.7%

Aerospace & Defense — 0.1%
General Dynamics Corp Co. Gtd.
4.25%	05/15/13		A2	$2,333	2,536,944

Air Freight & Logistics — 0.6%
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
4.50%	01/15/13		Aa3	6,686	7,235,094
6.20%	01/15/38		Aa3	6,075	7,488,926

					14,724,020

Automobiles — 0.3%
Daimler Finance North America LLC, Gtd. Notes (Germany)
6.50%	11/15/13		A3	6,500	7,434,876

Beverages — 0.7%
Coca-Cola Co. (The), Sr. Unsec’d. Notes
5.35%	11/15/17		Aa3	7,300	8,593,706
PepsiCo, Inc., Sr. Unsec’d. Notes
5.00%	06/01/18		Aa3	6,700	7,716,538

					16,310,244

Capital Markets — 2.7%
Bank of New York Mellon Corp. (The) Sr. Unsec’d. Notes
5.125%	08/27/13		Aa2	7,700	8,570,762
Goldman Sachs Group, Inc. (The),
Sr. Notes
6.00%	06/15/20		A1	5,200	5,719,412
Sub. Notes
6.45%	05/01/36		A2	5,800	5,817,104
Merrill Lynch & Co., Inc.,
Notes, MTN
6.875%	04/25/18		A2	9,155	10,269,127
Sr. Unsec’d. Notes
6.40%	08/28/17		A2	8,600	9,411,023
Sub. Notes
6.11%	01/29/37		A3	9,000	8,799,480
Morgan Stanley,
Sr. Unsec’d. Notes
4.00%	07/24/15		A2	700	713,399
5.30%	03/01/13		A2	6,900	7,430,824
Sr. Unsec’d., MTN
5.55%	04/27/17		A2	7,100	7,523,501

					64,254,632

Chemicals — 0.4%
Dow Chemical Co. (The), Sr. Unsec’d. Notes
8.55%	05/15/19	(a)	Baa3	7,300	9,217,637

Commercial Banks — 1.3%
Keycorp Sr. Notes, MTN
3.75%	08/13/15		Baa1	3,500	3,571,061
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.25%	10/23/12		A1	9,200	9,956,010
5.625%	12/11/17	(a)	A1	3,500	3,986,454
Wells Fargo Bank NA,
Sub. Notes
4.75%	02/09/15		Aa3	4,655	4,985,351
5.95%	08/26/36		Aa3	8,950	9,289,769

					31,788,645

Communication Equipment — 0.4%
Cisco Systems, Inc., Sr. Unsec’d. Notes
5.50%	02/22/16		A1	8,650	10,203,955

Computers & Peripherals — 0.5%
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
4.50%	03/01/13		A2	4,300	4,653,752
6.125%	03/01/14		A2	7,200	8,320,457

					12,974,209

Consumer Finance — 1.6%
American Express Co.,
Sr. Unsec’d. Notes
8.125%	05/20/19		A3	7,700	9,943,819
8.15%	03/19/38		A3	6,800	9,594,310
American Express Credit Corp., Sr. Unsec’d. Notes, MTN
5.875%	05/02/13		A2	8,500	9,355,066
HSBC Finance Corp., Sr. Unsec’d. Notes
5.50%	01/19/16		A3	7,500	8,236,815

					37,130,010

Diversified Financial Services — 2.3%
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.50%	04/11/13		A3	6,900	7,402,617
6.875%	03/05/38		A3	5,500	6,143,093
Sub. Notes
5.00%	09/15/14		Baa1	8,400	8,724,576
6.125%	08/25/36		Baa1	1,500	1,460,976
Unsec’d. Notes
8.50%	05/22/19	(a)	A3	7,600	9,396,192
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.70%	01/20/15		Aa3	11,500	12,147,772
6.40%	05/15/38	(a)	Aa3	7,100	8,494,603

					53,769,829

Diversified Telecommunication Services — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
6.30%	01/15/38		A2	7,500	8,471,010
6.70%	11/15/13		A2	7,700	8,915,522

Verizon Communications, Inc., Sr. Unsec’d. Notes
5.25%	04/15/13		A3	9,000	9,931,419
Verizon Global Funding Corp., Sr. Unsec’d. Notes
7.75%	12/01/30		A3	6,170	7,965,908

					35,283,859

Electric Utilities — 3.7%
Alabama Power Co., Sr. Unsec’d. Notes
4.85%	12/15/12		A2	2,800	3,029,289
Carolina Power & Light Co., First Mortgage
5.30%	01/15/19		A1	3,300	3,834,947
Commonwealth Edison Co.,
First Mortgage
6.15%	03/15/12		Baa1	3,002	3,220,254
6.15%	09/15/17		Baa1	3,000	3,553,884
Duke Energy Corp., Sr. Unsec’d. Notes
6.30%	02/01/14		Baa2	3,250	3,713,034
FirstEnergy Solutions Corp., Gtd. Notes
6.05%	08/15/21		Baa2	6,840	7,307,370
Florida Power Corp., First Mortgage
6.40%	06/15/38		A2	6,436	7,960,425
Georgia Power Co., Sr. Unsec’d. Notes
4.25%	12/01/19		A3	4,400	4,739,724
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.75%	04/01/18		Baa1	7,800	9,077,375
6.125%	04/01/36		Baa1	7,712	8,822,867
Oncor Electric Delivery Co. LLC,
First Mortgage
6.80%	09/01/18		Baa1	6,500	7,961,375
Sr. Sec’d. Notes
5.95%	09/01/13		Baa1	6,000	6,721,998
6.375%	01/15/15		Baa1	2,800	3,255,126
PSE&G Power LLC, Gtd. Notes
6.95%	06/01/12		Baa1	3,942	4,318,260
Southern Power Co., Sr. Unsec’d. Notes
4.875%	07/15/15		Baa1	8,200	9,127,535

					86,643,463

Food & Staples Retailing — 1.0%
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
3.625%	07/08/20	(a)	Aa2	9,000	9,407,304
6.50%	08/15/37		Aa2	6,000	7,487,850
Walgreen Co., Sr. Unsec’d. Notes
4.875%	08/01/13		A2	6,800	7,543,900

					24,439,054

Food Products — 0.5%
Kraft Foods, Inc., Sr. Unsec’d. Notes
6.25%	06/01/12		Baa2	9,900	10,757,320

Industrial Conglomerates — 1.5%
General Electric Capital Corp.,
Notes, MTN
5.25%	10/19/12		Aa2	8,300	8,936,195
5.625%	09/15/17		Aa2	7,400	8,266,585
Sr. Unsec’d. Notes
5.50%	01/08/20	(a)	Aa2	9,000	9,845,172
6.75%	03/15/32		Aa2	8,750	9,727,716

					36,775,668

Insurance — 1.6%
Aflac, Inc., Sr. Unsec’d. Notes
8.50%	05/15/19		A2	4,800	6,107,698
Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN
5.375%	04/30/13		A1	8,125	8,978,994
Berkshire Hathaway Finance Corp., Gtd. Notes
5.40%	05/15/18	(a)	Aa2	6,400	7,317,811
MetLife, Inc.,
Sr. Unsec’d. Notes
5.70%	06/15/35		A3	7,250	7,707,142
7.717%	02/15/19		A3	6,800	8,654,353

					38,765,998

IT Services — 0.2%
International Business Machines Corp., Sr. Unsec’d. Notes
6.50%	10/15/13		A1	4,000	4,649,716

Media — 1.5%
Comcast Cable Communications Holdings, Inc., Gtd. Notes
9.455%	11/15/22		Baa1	5,200	7,333,825
Comcast Corp., Gtd. Notes
6.95%	08/15/37		Baa1	7,600	8,911,684
Time Warner, Inc.,
Gtd. Notes
3.15%	07/15/15		Baa2	2,800	2,902,281
7.70%	05/01/32		Baa2	7,420	9,272,181
Viacom, Inc., Sr. Unsec’d. Notes
6.25%	04/30/16		Baa1	5,600	6,568,654

					34,988,625

Metals & Mining — 0.4%
Rio Tinto Finance USA Ltd., Gtd. Notes (Australia)
5.875%	07/15/13		Baa1	7,600	8,470,724

Multi-Utilities — 3.3%
Centerpoint Energy Houston Electric LLC, General Revenue Bonds
7.00%	03/01/14		A3	5,450	6,430,095
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes
7.125%	12/01/18		A3	6,200	7,977,038
Constellation Energy Group, Inc., Sr. Unsec’d. Notes
4.55%	06/15/15		Baa3	8,073	8,669,167
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
5.625%	11/30/17		A3	6,535	7,578,293
6.05%	03/01/34		A3	9,200	10,429,617
8.25%	10/15/18		A3	4,500	5,978,322
Public Service Co of Colorado, First Mortgage
6.25%	09/01/37		A2	4,831	5,918,135

Sempra Energy, Sr. Unsec’d. Notes
6.50%	06/01/16		Baa1	7,500	8,973,450
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
5.10%	11/30/12		Baa1	10,700	11,640,519
5.40%	04/30/18		Baa1	1,400	1,632,478
5.95%	09/15/17		Baa1	1,800	2,147,155

					77,374,269

Oil, Gas & Consumable Fuels — 4.7%
CenterPoint Energy Resource Corp., Sr. Unsec’d. Notes
7.875%	04/01/13		Baa3	1,920	2,210,880
Chevron Corp.,
Sr. Unsec’d. Notes
3.95%	03/03/14		Aa1	8,200	8,966,757
4.95%	03/03/19	(a)	Aa1	7,100	8,254,077
Conoco, Inc., Sr. Unsec’d. Notes
6.95%	04/15/29		A1	3,500	4,497,532
ConocoPhillips,
Gtd. Notes
4.60%	01/15/15		A1	8,100	9,097,110
4.75%	02/01/14		A1	3,036	3,382,147
5.75%	02/01/19	(a)	A1	7,500	8,996,422
6.50%	02/01/39		A1	3,700	4,634,465
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.85%	09/15/12		Baa2	7,500	8,098,087
5.95%	02/15/18		Baa2	7,600	8,583,242
6.85%	02/15/20	(a)	Baa2	6,900	8,226,111
Sr. Unsec’d. Notes, MTN
6.95%	01/15/38		Baa2	7,650	8,708,997
Oneok Partners LP, Gtd. Notes
6.85%	10/15/37		Baa2	6,300	7,256,126
Shell International Finance BV Gtd. Notes (Netherlands)
4.00%	03/21/14		Aa1	11,000	11,917,499
Valero Energy Corp., Gtd. Notes
6.625%	06/15/37		Baa2	6,100	6,125,882
Williams Partners LP, Sr. Unsec’d. Notes
3.80%	02/15/15		Baa3	2,000	2,104,464

					111,059,798

Pharmaceuticals — 1.5%
Abbott Laboratories,
Sr. Unsec’d. Notes
5.125%	04/01/19		A1	7,500	8,644,058
5.875%	05/15/16		A1	8,150	9,793,227
Pfizer, Inc., Sr. Unsec’d. Notes
5.35%	03/15/15		A1	7,500	8,653,080
Wyeth, Gtd. Notes
5.95%	04/01/37		A1	6,900	8,140,434

					35,230,799

Tobacco — 0.8%
Altria Group, Inc.,
Gtd. Notes
9.25%	08/06/19		Baa1	6,300	8,444,904
10.20%	02/06/39		Baa1	6,500	9,606,344

					18,051,248

Wireless Telecommunication Services — 0.6%
Cellco Partnership / Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes
5.55%	02/01/14		A2	5,000	5,654,275
8.50%	11/15/18		A2	6,500	8,850,595

					14,504,870

TOTAL CORPORATE BONDS (cost $747,337,212)					797,340,412

TOTAL LONG-TERM INVESTMENTS (cost $2,168,698,774)					2,328,472,056

	Shares
SHORT-TERM INVESTMENT — 12.9%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $306,374,189; includes $261,193,751 of cash collateral for securities on loan)(b)(w)	306,374,189	306,374,189

TOTAL INVESTMENTS — 111.3% (cost $2,475,072,963)		2,634,846,245

Liabilities in excess of other assets — (11.3)%		(266,782,389)

NET ASSETS — 100.0%		$2,368,063,856

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of September 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $250,692,601; cash collateral of $261,193,751 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$1,531,131,644	$—	$—
Corporate Bonds	—	797,340,412	—
Affiliated Money Market Mutual Fund	306,374,189	—	—

Total	$1,837,505,833	$797,340,412	$—

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%

COMMON STOCKS — 79.8%

Aerospace & Defense — 1.9%
BAE Systems PLC (United Kingdom)	6,759,927	$36,349,289
Hexcel Corp.*	1,349,218	24,002,588

		60,351,877

Automobiles — 0.9%
Daimler AG (Germany)*	274,219	17,358,063
Toyota Motor Corp., ADR (Japan)(a)	154,995	11,094,542

		28,452,605

Biotechnology — 0.2%
Enzon Pharmaceuticals, Inc.*(a)	630,241	7,090,211

Capital Markets — 2.3%
Credit Suisse Group AG, ADR (Switzerland)(a)	256,589	10,920,428
Deutsche Bank AG (Germany)(a)	201,548	11,071,031
Man Group PLC (United Kingdom)	11,368,969	39,130,056
UBS AG (Switzerland)*(a)	832,422	14,176,147

		75,297,662

Chemicals — 1.6%
E.I. du Pont de Nemours & Co.	1,139,034	50,823,697

Commercial Banks — 5.2%
Bank of China Ltd. (Class H Stock) (China)	79,477,000	41,690,636
Bank of the Ozarks, Inc.(a)	232,476	8,622,535
Barclays PLC, ADR (United Kingdom)(a)	602,531	11,357,709
HSBC Holdings PLC, ADR (United Kingdom)	208,674	10,556,818
Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	54,594,000	40,670,115
Lloyds Banking Group PLC, ADR (United Kingdom)	3,349,159	15,439,623
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)	2,259,196	10,460,078
Mizuho Financial Group, Inc. (Japan)	2,967,389	8,516,406
National Bank of Greece SA, ADR (Greece)*(a)	3,129,542	7,104,060
Toronto-Dominion Bank (The) (Canada)	181,236	13,096,113

		167,514,093

Commercial Services & Supplies — 1.3%
ABM Industries, Inc.	717,654	15,494,150
GEO Group, Inc. (The)*(a)	715,006	16,695,390
Sykes Enterprises, Inc.*	653,098	8,869,071

		41,058,611

Communications Equipment — 3.5%
Arris Group, Inc.*	1,755,797	17,154,137
F5 Networks, Inc.*(a)	737,633	76,573,682
ViaSat, Inc.*(a)	498,850	20,507,723

		114,235,542

Computers & Peripherals — 2.4%
Seagate Technology (Ireland)*(a)	3,856,731	45,432,291
Western Digital Corp.*	1,098,541	31,187,579

		76,619,870

Construction & Engineering — 0.4%
Insituform Technologies, Inc. (Class A Stock)*(a)	546,560	13,215,821

Diversified Telecommunication Services — 5.0%
AT&T, Inc.	1,541,397	44,083,954
China Unicom Hong Kong Ltd., ADR (Hong Kong)(a)	1,018,144	14,824,177
Cincinnati Bell, Inc.*	2,802,004	7,481,351
Cogent Communications Group, Inc.*(a)	623,168	5,901,401
Deutsche Telekom AG, ADR (Germany)	891,371	12,149,387
France Telecom SA, ADR (France)	491,593	10,583,997
Nippon Telegraph & Telephone Corp., ADR (Japan)	527,111	11,554,273
Telecom Italia SpA, ADR (Italy)(a)	792,673	11,041,935
Verizon Communications, Inc.	1,414,865	46,110,450

		163,730,925

Electrical Equipment — 0.1%
Advanced Battery Technologies, Inc.*(a)	895,358	3,214,335

Electronic Equipment, Instruments & Components — 0.3%
OSI Systems, Inc.*	245,366	8,911,693

Energy Equipment & Services — 0.5%
Bristow Group, Inc.*(a)	489,312	17,654,377

Food Products — 3.3%
Diamond Foods, Inc.(a)	233,298	9,562,885
Kraft Foods, Inc. (Class A Stock)	1,325,248	40,897,153
Sanderson Farms, Inc.	282,462	12,227,780
Tate & Lyle PLC (United Kingdom)	5,939,618	43,554,835

		106,242,653

Healthcare Equipment & Supplies — 3.4%
American Medical Systems Holdings, Inc.*(a)	1,042,345	20,409,115
Conceptus, Inc.*(a)	439,457	6,042,534
Intuitive Surgical, Inc.*(a)	218,631	62,034,360
Invacare Corp.	427,267	11,326,848
Zoll Medical Corp.*	299,905	9,677,934

		109,490,791

Healthcare Providers & Services — 0.7%
Air Methods Corp.*(a)	177,427	7,377,415
Bio-Reference Labs, Inc.*	387,086	8,074,614
RehabCare Group, Inc.*(a)	341,174	6,898,538

		22,350,567

Hotels, Restaurants & Leisure — 2.1%
Bob Evans Farms, Inc.	424,098	11,904,431
Peet’s Coffee & Tea, Inc.*(a)	179,429	6,141,855
Starbucks Corp.(a)	1,406,756	35,984,818

Texas Roadhouse, Inc.*(a)	993,892	13,974,122

		68,005,226

Household Durables — 0.7%
La-Z-Boy, Inc.*(a)	491,628	4,149,340
National Presto Industries, Inc.	63,493	6,760,100
Sony Corp., ADR (Japan)	336,886	10,416,515

		21,325,955

Insurance — 0.9%
AXA SA, ADR (France)	576,743	10,023,793
Manulife Financial Corp. (Canada)(a)	628,657	7,939,938
Sun Life Financial, Inc. (Canada)(a)	405,169	10,550,601

		28,514,332

Internet & Catalog Retail — 6.0%
NetFlix, Inc.*(a)	487,083	78,985,379
priceline.com, Inc.*	335,765	116,960,380

		195,945,759

Internet Software & Services — 2.0%
Baidu, Inc., ADR (China)*	633,064	64,965,028

IT Services — 5.1%
Cognizant Technology Solutions Corp. (Class A Stock)*	1,560,791	100,624,196
Infosys Technologies Ltd., ADR (India)(a)	567,260	38,182,270
MAXIMUS, Inc.	242,519	14,934,320
Unisys Corp.*	390,919	10,906,640

		164,647,426

Machinery — 0.9%
Joy Global, Inc.	401,025	28,200,078

Media — 4.1%
Arbitron, Inc.	374,212	10,466,709
DIRECTV (Class A Stock)*(a)	960,773	39,996,980
DISH Network Corp. (Class A Stock)	827,900	15,862,564
Knology, Inc.*(a)	502,374	6,746,883
News Corp. (Class A Stock)	2,400,501	31,350,543
Virgin Media, Inc.(a)	1,239,085	28,523,737

		132,947,416

Multi-Utilities — 0.3%
Veolia Environnement, ADR (France)(a)	356,271	9,391,304

Multi-Line Retail — 1.4%
Marks & Spencer Group PLC (United Kingdom)	7,733,992	47,151,376

Oil, Gas & Consumable Fuels — 5.9%
China Petroleum & Chemical Corp. (Class H Stock) (China)	50,670,000	44,930,576
CNOOC Ltd. (Hong Kong)	24,500,000	47,491,574
CVR Energy, Inc.*	1,182,135	9,752,614
Encana Corp.(a)	353,086	10,673,790
Eni SpA, ADR (Italy)(a)	254,310	10,981,106
Overseas Shipholding Group, Inc.(a)	373,146	12,806,371
PetroChina Co. Ltd. (Class H Stock) (China)	34,750,000	40,443,171
Repsol YPF SA, ADR (Spain)(a)	510,661	13,139,307

		190,218,509

Personal Products — 3.9%
Herbalife Ltd. (Cayman Islands)(a)	561,139	33,864,739
Lauder, (Estee) Cos., Inc. (Class A Stock)(a)	709,146	44,839,302
NBTY, Inc.*	582,428	32,021,891
Nu Skin Enterprises, Inc. (Class A Stock)(a)	585,103	16,850,966

		127,576,898

Pharmaceuticals — 1.8%
Pfizer, Inc.	2,158,305	37,058,097
Warner Chilcott PLC (Class A Stock) (Ireland)(a)	994,650	22,319,946

		59,378,043

Semiconductors & Semiconductor Equipment — 1.3%
Hittite Microwave Corp.*	417,169	19,878,103
Monolithic Power Systems, Inc.*	490,081	8,003,022
NVE Corp.*(a)	65,598	2,822,682
Tessera Technologies, Inc.*	690,272	12,770,032

		43,473,839

Software — 1.6%
Microsoft Corp.	1,126,389	27,585,267
Progress Software Corp.*	572,853	18,961,434
Smith Micro Software, Inc.*	390,123	3,877,823

		50,424,524

Specialty Retail — 2.6%
Dress Barn, Inc.*	673,725	16,000,969
DSW, Inc. (Class A Stock)*(a)	212,665	6,103,485
Genesco, Inc.*	319,568	9,548,692
Hibbett Sports, Inc.*(a)	393,139	9,808,818
Jo-Ann Stores, Inc.*	247,049	11,006,033
Pier 1 Imports, Inc.*(a)	1,054,784	8,638,681
Ulta Salon Cosmetics & Fragrance, Inc.*	544,840	15,909,328
Zumiez, Inc.*(a)	416,451	8,812,103

		85,828,109

Textiles, Apparel & Luxury Goods — 2.3%
Culp, Inc.*(a)	417,120	4,087,776
Deckers Outdoor Corp.*	342,500	17,111,300
Fossil, Inc.*(a)	617,590	33,220,166
Lululemon Athletica, Inc. (Canada)*(a)	458,977	20,525,452

		74,944,694

Trading Companies & Distributors — 0.3%
Beacon Roofing Supply, Inc.*(a)	627,932	9,148,969

Wireless Telecommunication Services — 3.6%
NII Holdings, Inc.*	1,784,167	73,329,264
Vodafone Group PLC (United Kingdom)	17,576,762	43,377,255

		116,706,519

TOTAL COMMON STOCKS (cost $2,412,208,582)		2,585,049,334

				Principal
Interest	Maturity		Moody’s	Amount
Rate	Date		Ratings†	(000)#
CORPORATE BONDS — 19.0%

Aerospace & Defense — 0.1%
General Dynamics Corp., Co. Gtd.
4.25%	05/15/13		A2	$1,800	1,957,351

Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Sr. Unsec’d. Notes
4.50%	01/15/13		Aa3	4,850	5,248,311
6.20%	01/15/38		Aa3	4,720	5,818,557

					11,066,868

Automobiles — 0.2%
Daimler Finance North America LLC, Gtd. Notes
6.50%	11/15/13		A3	5,390	6,165,228

Beverages — 0.4%
Coca-Cola Co. (The), Sr. Unsec’d. Notes
5.35%	11/15/17		Aa3	5,500	6,474,710
PepsiCo, Inc., Sr. Unsec’d. Notes
5.00%	06/01/18		Aa3	5,000	5,758,610

					12,233,320

Capital Markets — 1.5%
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes
5.125%	08/27/13		Aa2	5,900	6,567,207
Goldman Sachs Group, Inc. (The),
Sr. Notes
6.00%	06/15/20		A1	4,000	4,399,548
Sub. Notes
6.45%	05/01/36		A2	4,500	4,513,271
Merrill Lynch & Co., Inc.,
Notes, MTN
6.875%	04/25/18		A2	6,900	7,739,702
Sr. Unsec’d. Notes
6.40%	08/28/17		A2	6,600	7,222,413
Sub. Notes
6.11%	01/29/37		A3	7,080	6,922,258
Morgan Stanley,
Sr. Unsec’d. Notes
4.00%	07/24/15		A2	500	509,571
5.30%	03/01/13		A2	4,500	4,846,189
Sr. Unsec’d., MTN
5.55%	04/27/17		A2	5,400	5,722,099

					48,442,258

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)
8.55%	05/15/19		Baa3	5,800	7,323,602

Commercial Banks — 0.8%
KeyCorp, Sr. Notes, MTN
3.75%	08/13/15		Baa1	3,000	3,060,909
Wells Fargo & Co., Sr. Unsec’d. Notes
5.25%	10/23/12		A1	7,000	7,575,225
5.625%	12/11/17	(a)	A1	3,250	3,701,708
Wells Fargo Bank NA, Sub. Notes
4.75%	02/09/15		Aa3	2,900	3,105,804
5.95%	08/26/36		Aa3	7,015	7,281,311

					24,724,957

Communication Equipment — 0.2%
Cisco Systems, Inc., Sr. Unsec’d. Notes
5.50%	02/22/16		A1	6,550	7,726,694

Computers & Peripherals — 0.3%
Hewlett-Packard Co., Sr. Unsec’d. Notes
4.50%	03/01/13		A2	3,200	3,463,257
6.125%	03/01/14		A2	6,300	7,280,400

					10,743,657

Consumer Finance — 0.9%
American Express Co., Sr. Unsec’d. Notes
8.125%	05/20/19		A3	6,000	7,748,430
8.15%	03/19/38		A3	5,200	7,336,826
American Express Credit Corp., Sr. Unsec’d. Notes, MTN
5.875%	05/02/13		A2	6,770	7,451,035
HSBC Finance Corp., Sr. Unsec’d. Notes
5.50%	01/19/16		A3	5,500	6,040,331

					28,576,622

Diversified Financial Services — 1.3%
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.50%	04/11/13		A3	5,700	6,115,205
6.875%	03/05/38		A3	4,200	4,691,089
Sub. Notes
5.00%	09/15/14		Baa1	6,600	6,855,024
6.125%	08/25/36		Baa1	1,500	1,460,976
Unsec’d. Notes(a)
8.50%	05/22/19		A3	5,700	7,047,144
JPMorgan Chase & Co., Sr. Unsec’d. Notes
3.70%	01/20/15		Aa3	8,300	8,767,522
6.40%	05/15/38	(a)	Aa3	5,600	6,699,969

					41,636,929

Diversified Telecommunication Services — 0.8%
AT&T, Inc., Sr. Unsec’d. Notes
6.30%	01/15/38		A2	5,500	6,212,074
6.70%	11/15/13		A2	5,600	6,484,016
Verizon Communications, Inc., Sr. Unsec’d. Notes
5.25%	04/15/13		A3	7,500	8,276,183
Verizon Global Funding Corp., Sr. Unsec’d. Notes(a)
7.75%	12/01/30		A3	4,950	6,390,801

					27,363,074

Electric Utilities — 2.1%
Alabama Power Co., Sr. Unsec’d. Notes
4.85%	12/15/12		A2	2,200	2,380,156

Carolina Power & Light Co., First Mortgage
5.30%	01/15/19		A1	2,250	2,614,736
Commonwealth Edison Co., First Mortgage
6.15%	03/15/12		Baa1	2,000	2,145,406
6.15%	09/15/17		Baa1	3,000	3,553,884
Duke Energy Corp., Sr. Unsec’d. Notes
6.30%	02/01/14		Baa2	2,450	2,799,056
FirstEnergy Solutions Corp., Gtd. Notes
6.05%	08/15/21		Baa2	5,600	5,982,642
Florida Power Corp., First Mortgage
6.40%	06/15/38		A2	5,200	6,431,667
Georgia Power Co., Sr. Unsec’d. Notes
4.25%	12/01/19		A3	3,300	3,554,793
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes
5.75%	04/01/18		Baa1	5,975	6,953,502
6.125%	04/01/36		Baa1	5,800	6,635,455
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes
5.95%	09/01/13		Baa1	5,035	5,640,877
6.375%	01/15/15		Baa1	1,500	1,743,818
6.80%	09/01/18		Baa1	5,100	6,246,618
PSE&G Power LLC, Gtd. Notes
6.95%	06/01/12		Baa1	3,270	3,582,118
Southern Power Co., Sr. Unsec’d. Notes
4.875%	07/15/15		Baa1	5,600	6,233,438

					66,498,166

Food & Staples Retailing — 0.6%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes
3.625%	07/08/20		Aa2	6,900	7,212,266
6.50%	08/15/37		Aa2	4,800	5,990,280
Walgreen Co., Sr. Unsec’d. Notes
4.875%	08/01/13		A2	5,289	5,867,601

					19,070,147

Food Products — 0.2%
Kraft Foods, Inc., Sr. Unsec’d. Notes
6.25%	06/01/12		Baa2	6,900	7,497,526

Industrial Conglomerates — 0.9%
General Electric Capital Corp.,
Notes, MTN
5.25%	10/19/12		Aa2	6,000	6,459,900
5.625%	09/15/17		Aa2	6,200	6,926,057
Sr. Unsec’d. Notes
5.50%	01/08/20	(a)	Aa2	6,800	7,438,574
6.75%	03/15/32		Aa2	6,350	7,059,543

					27,884,074

Insurance — 0.9%
Aflac, Inc., Sr. Unsec’d. Notes
8.50%	05/15/19		A2	4,000	5,089,748
Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN
5.375%	04/30/13		A1	6,200	6,851,664
Berkshire Hathaway Finance Corp., Gtd. Notes(a)
5.40%	05/15/18		Aa2	5,300	6,060,062
MetLife, Inc., Sr. Unsec’d. Notes
5.70%	06/15/35	(a)	A3	5,600	5,953,102
7.717%	02/15/19		A3	5,200	6,618,035

					30,572,611

IT Services — 0.1%
International Business Machines Corp., Sr. Unsec’d. Notes
6.50%	10/15/13		A1	3,200	3,719,773

Media — 0.8%
Comcast Cable Communications Holdings, Inc., Gtd. Notes
9.455%	11/15/22		Baa1	4,400	6,205,544
Comcast Corp., Gtd. Notes
6.95%	08/15/37		Baa1	5,800	6,801,022
Time Warner, Inc., Gtd. Notes
3.15%	07/15/15		Baa2	2,200	2,280,364
7.70%	05/01/32		Baa2	5,600	6,997,872
Viacom, Inc., Sr. Unsec’d. Notes
6.25%	04/30/16		Baa1	4,300	5,043,788

					27,328,590

Metals & Mining — 0.2%
Rio Tinto Finance USA Ltd., Gtd. Notes (Australia)
5.875%	07/15/13		Baa1	5,500	6,130,130

Multi-Utilities — 1.9%
CenterPoint Energy Houston Electric LLC, General Revenue Bonds
7.00%	03/01/14		A3	4,350	5,132,278
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes
7.125%	12/01/18		A3	4,700	6,047,109
Constellation Energy Group, Inc., Sr. Unsec’d. Notes
4.55%	06/15/15		Baa3	6,095	6,545,098
Pacific Gas & Electric Co., Sr. Unsec’d. Notes
5.625%	11/30/17		A3	4,990	5,786,639
6.05%	03/01/34		A3	5,500	6,235,097
8.25%	10/15/18		A3	3,500	4,649,806
Public Service Co. of Colorado, First Mortgage
6.25%	09/01/37		A2	4,800	5,880,158
Sempra Energy, Sr. Unsec’d. Notes
6.50%	06/01/16		Baa1	5,000	5,982,300
Virginia Electric and Power Co., Sr. Unsec’d. Notes
5.10%	11/30/12		Baa1	8,700	9,464,721
5.40%	04/30/18		Baa1	1,690	1,970,635
5.95%	09/15/17		Baa1	2,000	2,385,728

					60,079,569

Oil, Gas & Consumable Fuels — 2.6%
CenterPoint Energy Resource Corp., Sr. Unsec’d. Notes
7.875%	04/01/13		Baa3	1,400	1,612,100
Chevron Corp., Sr. Unsec’d. Notes
3.95%	03/03/14		Aa1	6,300	6,889,094
4.95%	03/03/19	(a)	Aa1	5,400	6,277,748
Conoco, Inc., Sr. Unsec’d. Notes
6.95%	04/15/29		A1	3,000	3,855,027
ConocoPhillips, Gtd. Notes
4.60%	01/15/15		A1	6,275	7,047,452
4.75%	02/01/14		A1	3,000	3,342,042
5.75%	02/01/19		A1	5,600	6,717,329
6.50%	02/01/39		A1	2,600	3,256,651
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.85%	09/15/12		Baa2	4,500	4,858,852
5.95%	02/15/18		Baa2	5,800	6,550,369
6.85%	02/15/20		Baa2	5,200	6,199,388
Sr. Unsec’d. Notes, MTN
6.95%	01/15/38		Baa2	6,000	6,830,586
Oneok Partners LP, Gtd. Notes
6.85%	10/15/37		Baa2	5,300	6,104,360
Shell International Finance BV, Gtd. Notes (Netherlands)
4.00%	03/21/14		Aa1	8,400	9,100,636
Valero Energy Corp., Gtd. Notes
6.625%	06/15/37		Baa2	4,600	4,619,518
Williams Partners LP, Sr. Unsec’d. Notes
3.80%	02/15/15		Baa3	2,000	2,104,464

					85,365,616

Pharmaceuticals — 0.9%
Abbott Laboratories, Sr. Unsec’d. Notes
5.125%	04/01/19		A1	5,600	6,454,230
5.875%	05/15/16		A1	6,100	7,329,900
Pfizer, Inc., Sr. Unsec’d. Notes
5.35%	03/15/15		A1	6,500	7,499,336
Wyeth, Gtd. Notes
5.95%	04/01/37		A1	6,000	7,078,638

					28,362,104

Tobacco — 0.4%
Altria Group, Inc., Gtd. Notes
9.25%	08/06/19		Baa1	4,900	6,568,259
10.20%	02/06/39		Baa1	4,500	6,650,545

					13,218,804

Wireless Telecommunication Services — 0.4%
Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsec’d. Notes
5.55%	02/01/14		A2	4,000	4,523,420
8.50%	11/15/18		A2	5,000	6,808,150

					11,331,570

TOTAL CORPORATE BONDS (cost $582,198,131)					615,019,240

TOTAL LONG-TERM INVESTMENTS (cost $2,994,406,713)					3,200,068,574

	Shares
SHORT-TERM INVESTMENT — 12.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(cost $416,111,264; includes $352,663,973 of cash collateral for securities on loan)(b)(w)	416,111,264	416,111,264

TOTAL INVESTMENTS — 111.6% (cost $3,410,517,977)		3,616,179,838

Liabilities in excess of other assets — (11.6)%		(374,429,807)

NET ASSETS — 100.0%		$3,241,750,031

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of September 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $343,601,726; cash collateral of $352,663,973 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$2,585,049,334	$—	$—
Corporate Bonds	—	615,019,240	—
Affiliated Money Market Mutual Fund	416,111,264	—	—

Total	$3,001,160,598	$615,019,240	$—

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.9%

COMMON STOCKS — 92.7%

Australia — 9.0%
CFS Retail Property Trust, REIT	906,400	$1,660,170
Charter Hall Retail, REIT	250,466	694,791
Commonwealth Property Office Fund, REIT	1,500,009	1,333,844
Dexus Property Group, REIT	2,595,670	2,145,057
Goodman Group, REIT	3,503,700	2,184,288
GPT Group, REIT	856,120	2,432,794
ING Office Fund, REIT	2,444,214	1,417,470
Lend Lease Corp. Ltd.	255,157	1,876,789
Mirvac Group, REIT	991,364	1,274,407
Stockland, REIT	1,046,289	3,883,347
Westfield Group, REIT	841,829	9,975,569

		28,878,526

Belgium — 0.3%
Cofinimmo, REIT	7,223	958,780

Bermuda — 1.8%
Hongkong Land Holdings Ltd.	551,000	3,421,710
Kerry Properties Ltd.	343,500	1,868,279
Orient-Express Hotels Ltd. (Class A Stock)*	41,726	465,245

		5,755,234

Brazil — 1.8%
BR Malls Participacoes SA	130,800	1,079,950
Cyrela Brazil Realty SA	85,000	1,199,143
Gafisa SA	75,600	579,958
Multiplan Empreendimentos Imobiliarios SA	34,400	731,305
PDG Realty SA Empreendimentos e Participacoes	194,200	2,309,281

		5,899,637

Canada — 1.1%
Brookfield Properties Corp.	106,026	1,655,980
Chartwell Seniors Housing Real Estate Investment Trust, REIT	71,764	627,037
RioCan Real Estate Investment Trust, REIT	56,585	1,260,500

		3,543,517

Finland — 0.6%
Citycon Oyj	198,147	845,489
Sponda Oyj	210,676	1,022,448

		1,867,937

France — 3.5%
ICADE, REIT	8,941	939,272
Klepierre, REIT	70,411	2,715,499
Societe Immobiliere de Location pour l’Industrie et le Commerce, REIT	3,447	445,055
Unibail-Rodamco, REIT	32,680	7,246,233

		11,346,059

Hong Kong — 14.7%
Champion, REIT	2,455,000	1,265,651
Cheung Kong Holdings Ltd.	775,000	11,746,586
China Overseas Land & Investment Ltd.	479,000	1,013,704
Hang Lung Properties Ltd.	1,221,000	5,964,273
Henderson Land Development Co. Ltd.	507,000	3,610,297
Hysan Development Co. Ltd.	533,000	1,909,742
Link (The), REIT	533,300	1,580,892
Sino Land Co. Ltd.	1,780,000	3,684,412
Sun Hung Kai Properties Ltd.	740,000	12,780,245
Wharf Holdings Ltd. (The)	399,000	2,566,115
Wheelock & Co. Ltd.	231,000	772,595

		46,894,512

Italy — 0.1%
Beni Stabili SpA	496,426	466,283

Japan — 8.0%
Aeon Mall Co. Ltd.	57,300	1,392,689
Daito Trust Construction Co. Ltd.	16,000	956,397
Daiwa House Industry Co. Ltd.	45,000	452,803
Frontier Real Estate Investment Corp., REIT	177	1,460,865
Japan Logistics Fund, Inc., REIT	141	1,158,673
Japan Real Estate Investment Corp., REIT	51	463,692
Japan Retail Fund Investment Corp., REIT	550	774,138
Mitsubishi Estate Co. Ltd.	424,000	6,897,365
Mitsui Fudosan Co. Ltd.	344,000	5,802,012
Nippon Accommodations Fund, Inc., REIT	53	304,426
Nippon Building Fund, Inc., REIT	242	2,119,094
Sumitomo Realty & Development Co. Ltd.	178,000	3,678,126

		25,460,280

Netherlands — 2.6%
Corio NV, REIT	22,775	1,557,061
Eurocommercial Properties NV, REIT	50,978	2,362,859
Nieuwe Steen Investments Funds NV, REIT	23,134	462,970
Vastned Retail NV, REIT	17,011	1,157,775
Wereldhave NV, REIT	26,956	2,616,445

		8,157,110

Norway — 0.1%
Norwegian Property ASA*	275,796	475,983

Singapore — 7.2%
Ascendas Real Estate Investment Trust, REIT	1,437,000	2,392,997
Cache Logistics Trust, REIT*	891,000	660,577
CapitaCommercial Trust, REIT	2,594,000	2,919,261
CapitaLand Ltd.	1,657,000	5,115,520
CapitaMall Trust, REIT	1,916,000	3,132,385
CDL Hospitality Trusts, REIT	352,000	570,116
City Developments Ltd.	377,000	3,657,912
Fortune Real Estate Investment Trust, REIT	1,677,000	838,624
Frasers Centrepoint Trust, REIT	1,128,000	1,269,440
K-REIT Asia, REIT	1,091,000	1,070,177
Keppel Land Ltd.	416,100	1,281,427

Starhill Global, REIT	54,000	23,816

		22,932,252

Sweden — 1.2%
Hufvudstaden AB (Class A Stock)	153,542	1,654,933
Klovern AB	223,751	1,075,542
Wihlborgs Fastigheter AB	37,052	1,019,702

		3,750,177

Switzerland — 0.9%
PSP Swiss Property AG	36,896	2,727,822

United Kingdom — 4.5%
Atrium European Real Estate Ltd.	217,510	1,208,619
British Land Co. PLC, REIT	350,478	2,560,122
Great Portland Estates PLC, REIT	322,555	1,729,367
Hammerson PLC, REIT	344,110	2,131,430
Land Securities Group PLC, REIT	375,555	3,778,676
Segro PLC, REIT	513,564	2,202,441
Shaftesbury PLC, REIT	111,150	755,865

		14,366,520

United States — 35.3%
American Campus Communities, Inc., REIT	93,508	2,846,384
Associated Estates Realty Corp., REIT	164,267	2,296,453
AvalonBay Communities, Inc., REIT	14,849	1,543,257
BioMed Realty Trust, Inc., REIT	95,890	1,718,349
Boston Properties, Inc., REIT	49,815	4,140,623
Brandywine Realty Trust, REIT	177,321	2,172,182
BRE Properties, Inc., REIT	61,679	2,559,679
Camden Property Trust, REIT	50,992	2,446,086
CBL & Associates Properties, Inc., REIT	105,507	1,377,921
Cogdell Spencer, Inc., REIT	127,766	807,481
Cousins Properties, Inc., REIT	152,621	1,089,714
DiamondRock Hospitality Co., REIT*	93,005	882,617
Digital Realty Trust, Inc., REIT	64,667	3,989,954
Douglas Emmett, Inc., REIT	133,866	2,343,994
Excel Trust, Inc., REIT	13,180	148,539
Extra Space Storage, Inc., REIT	106,900	1,714,676
First Potomac Realty Trust, REIT	93,633	1,404,495
Glimcher Realty Trust, REIT	156,056	959,744
Health Care REIT, Inc., REIT	41,066	1,944,064
Host Hotels & Resorts, Inc., REIT	282,988	4,097,666
Hyatt Hotels Corp. (Class A Stock)*	25,175	941,293
Kilroy Realty Corp., REIT	180,322	5,975,871
Kimco Realty Corp., REIT	74,939	1,180,289
Liberty Property Trust, REIT	84,703	2,702,026
Macerich Co. (The), REIT	90,072	3,868,592
Mack-Cali Realty Corp., REIT	135,986	4,448,102
Medical Properties Trust, Inc., REIT	99,929	1,013,280
Morgans Hotel Group Co.*	66,835	489,232
Nationwide Health Properties, Inc., REIT	46,987	1,816,987
Pebblebrook Hotel Trust, REIT*	34,598	623,110
Post Properties, Inc., REIT	148,010	4,132,439
ProLogis, REIT	202,368	2,383,895
Public Storage, Inc., REIT	68,892	6,685,280
Simon Property Group, Inc., REIT	136,902	12,696,292
SL Green Realty Corp., REIT	62,177	3,937,669
Sovran Self Storage, Inc., REIT	49,600	1,879,840
Strategic Hotels & Resorts, Inc., REIT*	164,419	697,137
Taubman Centers, Inc., REIT	32,088	1,431,446
U-Store-It Trust, REIT	413,045	3,448,926
Ventas, Inc., REIT	119,338	6,154,261
Vornado Realty Trust, REIT	70,306	6,013,272

		113,003,117

TOTAL COMMON STOCKS (cost $253,049,414)		296,483,746

PREFERRED STOCK — 0.2%

United States — 0.2%
Taubman Centers, Inc., REIT, 8.00% (cost $433,860)	24,800	634,384

	Units
WARRANTS(m)*

France
Fonciere des Regions, REIT, expiring 12/31/10 (cost $4,640)	10,975	14,812

TOTAL LONG-TERM INVESTMENTS (cost $253,487,914)		297,132,942

	Shares
SHORT-TERM INVESTMENT — 7.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(w) (cost $22,608,307)	22,608,307	22,608,307

TOTAL INVESTMENTS — 100.0% (cost $276,096,221)		319,741,249

Other assets in excess of liabilities		71,886

NET ASSETS — 100.0%		$319,813,135

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.

(m)	The amount represents fair value of derivative subject to equity contract risk exposure as of September 30, 2010.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks:
Australia	$28,878,526	$—	$—
Belgium	958,780	—	—
Bermuda	5,755,234	—	—
Brazil	5,899,637	—	—
Canada	3,543,517	—	—
Finland	1,867,937	—	—
France	11,346,059	—	—
Hong Kong	46,894,512	—	—
Italy	466,283	—	—
Japan	25,460,280	—	—
Netherlands	8,157,110	—	—
Norway	475,983	—	—
Singapore	22,932,252	—	—
Sweden	3,750,177	—	—
Switzerland	2,727,822	—	—
United Kingdom	14,366,520	—	—
United States	113,003,117	—	—
Preferred Stock — United States	634,384	—	—
Warrants — France	14,812	—	—
Affiliated Money Market Mutual Fund	22,608,307	—	—

Total	$319,741,249	$—	$—

Fair Value of Level 2 investments at 12/31/09 was $136,495,429. $128,810,916 was transferred out of Level 2 into Level 1 at 9/30/10 as a result of no longer using third-party vendor modeling tools to reflect the lack of any significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.
It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.
The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2010 were as follows:

Retail REIT’s	19.4%
Diversified Real Estate Activities	17.3
Office REIT’s	13.1
Special REIT’s	10.4
Diversified REIT’s	9.6
Affiliated Money Market Mutual Fund	7.1
Real Estate Operating Companies	6.6
Real Estate Development	5.6
Residential REIT’s	5.1
Industrial REIT’s	3.9
Homebuilding	1.3
Hotels, Resorts & Cruise Lines	0.6

100.0
Other assets in excess of liabilities	— *

100.0%

* Less than 0.05%.

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.8%

COMMON STOCKS

Apparel — 2.6%
NIKE, Inc. (Class B Stock)(a)	562,602	$45,086,924

Beverages — 4.0%
PepsiCo, Inc.	1,035,505	68,798,952

Biotechnology — 3.1%
Biogen Idec, Inc.*(a)	459,384	25,780,630
Gilead Sciences, Inc.*(a)	764,238	27,214,515

		52,995,145

Chemicals — 1.3%
Praxair, Inc.	238,847	21,558,330

Commercial Services — 3.0%
MasterCard, Inc. (Class A Stock)	231,390	51,831,360

Computer Software — 2.7%
Microsoft Corp.	1,912,950	46,848,146

Computers — 5.0%
Apple, Inc.*	302,269	85,768,829

Cosmetics/Personal Care — 4.5%
Avon Products, Inc.	1,098,698	35,279,193
Procter & Gamble Co. (The)	685,385	41,102,538

		76,381,731

Financial — Bank & Trust — 2.0%
Northern Trust Corp.	696,386	33,593,661

Financials — 4.4%
Charles Schwab Corp. (The)(a)	1,706,020	23,713,678
CME Group, Inc.	201,023	52,356,440

		76,070,118

Healthcare Products — 6.6%
Johnson & Johnson	911,437	56,472,637
St. Jude Medical, Inc.*	1,429,009	56,217,214

		112,689,851

Internet Services — 3.2%
Equinix, Inc.*	544,498	55,729,370

Medical Products — 6.1%
Baxter International, Inc.	1,277,350	60,942,368
Thermo Fisher Scientific, Inc.*	899,129	43,050,297

		103,992,665

Networking/Telecom Equipment — 4.0%
Cisco Systems, Inc.*	3,125,047	68,438,529

Oil & Gas — 7.4%
Halliburton Co.	1,671,636	55,281,003
Occidental Petroleum Corp.	416,045	32,576,324
Southwestern Energy Co.*	1,159,167	38,762,544

		126,619,871

Oil Well Services & Equipment — 4.3%
Schlumberger Ltd. (Netherlands Antilles)	1,201,015	73,994,534

Pharmaceuticals — 1.3%
Teva Pharmaceutical Industries Ltd., ADR (Israel)	410,515	21,654,666

Real Estate — 3.1%
CB Richard Ellis Group, Inc. (Class A Stock)*	2,919,859	53,375,023

Retailing — 9.9%
Costco Wholesale Corp.(a)	967,055	62,365,377
Lowe’s Cos., Inc.	2,495,870	55,632,943
Staples, Inc.	2,437,498	50,992,458

		168,990,778

Semiconductors — 6.1%
Broadcom Corp. (Class A Stock)(a)	773,984	27,391,294
QUALCOMM, Inc.	1,731,145	78,109,262

		105,500,556

Software — 3.3%
Oracle Corp.	2,106,508	56,559,740

Telecommunications — 7.9%
American Tower Corp. (Class A Stock)*	1,707,981	87,551,106
Crown Castle International Corp.*	1,076,342	47,520,499

		135,071,605

TOTAL LONG-TERM INVESTMENTS (cost $1,575,798,798)		1,641,550,384

SHORT-TERM INVESTMENT — 10.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $180,985,551; includes $104,776,337 of cash collateral for securities on loan)(b)(w)	180,985,551	180,985,551

TOTAL INVESTMENTS — 106.4% (cost $1,756,784,349)		1,822,535,935

Liabilities in excess of other assets — (6.4)%		(109,052,531)

NET ASSETS — 100.0%		$1,713,483,404

The following abbreviation is used in the Portfolio description:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $100,998,127 cash collateral of $104,776,337 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$1,641,550,384	$—	$—
Affiliated Money Market Mutual Fund	180,985,551	—	—

Total	$1,822,535,935	$—	$—

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.2%

COMMON STOCKS

Advertising — 1.4%
Lamar Advertising Co. (Class A Stock)*(a)	246,013	$7,828,134

Aerospace/Defense — 2.6%
Alliant Techsystems, Inc.*(a)	126,967	9,573,312
Raytheon Co.	115,206	5,266,066

		14,839,378

Apparel — 2.4%
Polo Ralph Lauren Corp.	150,008	13,479,719

Apparel/Shoes — 1.7%
Phillips-Van Heusen Corp.	158,408	9,529,825

Beverages — 1.5%
Hansen Natural Corp.*	179,409	8,364,047

Biotechnology — 1.2%
Biogen Idec, Inc.*(a)	123,606	6,936,769

Chemicals — 2.0%
Ecolab, Inc.	219,611	11,143,062

Commercial Services — 8.2%
Coinstar, Inc.*(a)	150,008	6,448,844
Genpact Ltd. (Bermuda)*(a)	228,612	4,053,291
Iron Mountain, Inc.	620,450	13,860,853
Quanta Services, Inc.*	370,819	7,075,226
Verisk Analytics, Inc. (Class A Stock)*	281,477	7,884,171
Western Union Co. (The)	408,621	7,220,333

		46,542,718

Computers — 1.8%
NetApp, Inc.*	205,811	10,247,330

Consumer Products & Services — 5.3%
Avon Products, Inc.	356,419	11,444,614
Fortune Brands, Inc.	150,008	7,384,894
Newell Rubbermaid, Inc.(a)	624,033	11,114,028

		29,943,536

Diversified Financial Services — 5.8%
IntercontinentalExchange, Inc.*	88,205	9,236,828
Lazard Ltd. (Class A Stock) (Bermuda)	243,613	8,545,944
SLM Corp.*(a)	726,638	8,392,669
TD Ameritrade Holding Corp.*(a)	435,023	7,025,621

		33,201,062

Drugs & Medicine — 1.1%
Amylin Pharmaceuticals, Inc.*(a)	296,415	6,180,253

Electronic Components — 2.0%
Amphenol Corp. (Class A Stock)	235,812	11,550,072

Electronics — 1.1%
FLIR Systems, Inc.*	244,813	6,291,694

Financial - Bank & Trust — 1.9%
Northern Trust Corp.	220,812	10,651,971

Financial Service — 2.5%
Global Payments, Inc.	334,217	14,334,567

Hand/Machine Tools — 1.8%
Kennametal, Inc.	322,817	9,984,730

Healthcare Products — 3.3%
CareFusion Corp.*	249,613	6,200,387
St. Jude Medical, Inc.*	319,217	12,557,997

		18,758,384

Industrial Products — 1.1%
Roper Industries, Inc.	94,805	6,179,390

Internet Services — 2.3%
Equinix, Inc.*	129,007	13,203,866

Manufacturing — 1.0%
Rockwell Automation, Inc.	88,805	5,481,932

Medical Products — 3.1%
C.R. Bard, Inc.	114,006	9,283,508
Henry Schein, Inc.*(a)	147,008	8,611,729

		17,895,237

Oil & Gas — 7.2%
Core Laboratories NV (Netherlands)(a)	91,205	8,029,688
Dril-Quip, Inc.*	139,207	8,646,147
Petrohawk Energy Corp.*(a)	427,222	6,895,363
Southwestern Energy Co.*	258,614	8,648,052
Whiting Petroleum Corp.*	93,005	8,882,908

		41,102,158

Oil Well Services & Equipment — 2.5%
Cameron International Corp.*	327,617	14,074,426

Paper & Forest Products — 1.3%
Schweitzer-Mauduit International, Inc.	129,607	7,557,384

Real Estate — 2.3%
CB Richard Ellis Group, Inc. (Class A Stock)*	711,037	12,997,756

Retail — 9.4%
Advance Auto Parts, Inc.	115,206	6,760,288
Bed Bath & Beyond, Inc.*	282,015	12,242,271
Dick’s Sporting Goods, Inc.*	184,810	5,182,072
GameStop Corp. (Class A Stock)*(a)	501,176	9,878,179
PetSmart, Inc.	261,914	9,166,990
Staples, Inc.	481,225	10,067,227

		53,297,027

Savings & Loan — 1.5%
People’s United Financial, Inc.	646,834	8,467,057

Semiconductors — 4.6%
Altera Corp.(a)	93,867	2,831,029
Broadcom Corp. (Class A Stock)(a)	192,610	6,816,468
Linear Technology Corp.(a)	172,809	5,310,420
Xilinx, Inc.(a)	423,695	11,274,524

		26,232,441

Software — 3.5%
Citrix Systems, Inc.*(a)	112,206	7,656,938
Emdeon, Inc. (Class A Stock)*	319,217	3,888,063

salesforce.com, Inc.*(a)	76,804	8,586,687

		20,131,688

Technology Services — 1.3%
Cognizant Technology Solutions Corp. (Class A Stock)*	111,606	7,195,239

Telecommunications — 5.9%
American Tower Corp. (Class A Stock)*	231,369	11,859,975
Crown Castle International Corp.*	178,809	7,894,417
DigitalGlobe, Inc.*	143,407	4,359,573
tw telecom, Inc.*(a)	497,198	9,232,967

		33,346,932

Transportation — 0.6%
C.H. Robinson Worldwide, Inc.(a)	53,403	3,733,938

TOTAL LONG-TERM INVESTMENTS (cost $489,779,929)		540,703,722

SHORT-TERM INVESTMENT — 22.4%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $127,305,795; includes $82,484,679 of cash collateral for securities on loan)(b)(w)	127,305,795	127,305,795

TOTAL INVESTMENTS — 117.6% (cost $617,085,724)		668,009,517

Liabilities in excess of other assets — (17.6)%		(100,141,880)

NET ASSETS — 100.0%		$567,867,637

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $79,957,434; cash collateral of $82,484,679 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$540,703,722	$—	$—
Affiliated Money Market Mutual Fund	127,305,795	—	—

Total	$668,009,517	$—	$—

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.7%

COMMON STOCKS

Aerospace — 1.4%
AAR Corp.*	60,072	$1,120,943
Kaman Corp. (Class A Stock)	46,970	1,231,084
TransDigm Group, Inc.	9,591	595,122

		2,947,149

Airlines — 1.9%
AirTran Holdings, Inc.*(a)	416,357	3,060,224
JetBlue Airways Corp.*(a)	151,327	1,012,377

		4,072,601

Auto Repair — 0.4%
Monro Muffler Brake, Inc.	18,017	830,764

Automotive Parts — 1.1%
Tenneco, Inc.*(a)	28,725	832,163
TRW Automotive Holdings Corp.*	37,035	1,539,175

		2,371,338

Banking — 1.0%
Home BancShares, Inc.	28,635	581,863
Lakeland Financial Corp.	20,714	386,523
Sandy Spring Bancorp, Inc.	22,703	351,897
Webster Financial Corp.	50,500	886,780

		2,207,063

Basic Materials — Chemical — 1.0%
Minerals Technologies, Inc.	35,502	2,091,778

Basic Materials — Forest — 0.4%
Universal Forest Products, Inc.	26,556	776,763

Basic Materials — Mining — 1.0%
Commercial Metals Co.	123,355	1,787,414
Schnitzer Steel Industries, Inc. (Class A Stock)	7,542	364,128

		2,151,542

Chemicals — 2.0%
Fuller (H.B.) Co.	77,273	1,535,414
PolyOne Corp.*	190,247	2,300,086
Solutia, Inc.*	26,028	416,969

		4,252,469

Clothing & Apparel — 1.6%
G-III Apparel Group Ltd.*	35,374	1,110,036
Iconix Brand Group, Inc.*(a)	71,448	1,250,340
Warnaco Group, Inc. (The)*	22,256	1,137,949

		3,498,325

Commercial Services — 1.8%
Aegean Marine Petroleum Network, Inc. (Marshall Islands)	128,506	2,138,340
PHH Corp.*	39,976	841,894
Team Health Holdings, Inc.*(a)	68,277	881,456

		3,861,690

Computer Services & Software — 2.0%
Avid Technology, Inc.*	62,477	819,074
CommVault Systems, Inc.*	14,903	387,925
Mentor Graphics Corp.*	118,691	1,254,564
Monotype Imaging Holdings, Inc.*	52,379	479,268
NetScout Systems, Inc.*	30,616	627,934
Parametric Technology Corp.*	32,156	628,328

		4,197,093

Construction — 0.6%
Meritage Homes Corp.*	47,820	938,228
Ryland Group, Inc.	14,191	254,303

		1,192,531

Consumer Cyclicals — Construction — 0.7%
Comfort Systems USA, Inc.	140,570	1,508,316

Consumer Cyclicals — Retail Apparel — 0.5%
Aaron’s, Inc.(a)	27,830	513,464
Big Lots, Inc.*	16,346	543,504

		1,056,968

Consumer Staples — Home Products — 0.2%
Elizabeth Arden, Inc.*	25,155	502,848

Distribution/Wholesale — 0.5%
Beacon Roofing Supply, Inc.*	71,143	1,036,553

Diversified Financial Services — 1.2%
BGC Partners, Inc. (Class A Stock)	56,136	335,132
MF Global Holdings Ltd.*	82,690	595,368
Ocwen Financial Corp.*	59,819	606,565
Piper Jaffray Cos.*	22,293	649,395
Stifel Financial Corp.*(a)	8,259	382,309

		2,568,769

Electrical Utilities — 1.3%
Cleco Corp.	66,248	1,962,266
Great Plains Energy, Inc.	17,035	321,962
NorthWestern Corp.	13,391	381,643
Portland General Electric Co.	8,853	179,539

		2,845,410

Electronic Components & Equipment — 3.1%
Checkpoint Systems, Inc.*	44,210	899,674
Convergys Corp.	74,638	779,967
Electronics for Imaging, Inc.*	103,314	1,252,166
Empire District Electric Co. (The)	11,341	228,521
EnerSys*	54,059	1,349,853
Littelfuse, Inc.*	15,938	696,491
Watts Water Technologies, Inc. (Class A Stock)	37,369	1,272,414

		6,479,086

Engineering & Construction — 0.3%
Michael Baker Corp.*	11,524	379,831
MYR Group, Inc.*	21,912	359,138

		738,969

Entertainment & Leisure — 0.8%
Polaris Industries, Inc.	10,190	663,369
WMS Industries, Inc.*(a)	27,176	1,034,590

		1,697,959

Equipment Services — 1.3%
RSC Holdings, Inc.*	130,337	972,314
Watsco, Inc.	32,702	1,820,847

		2,793,161

Exchange Traded Funds — 3.6%
iShares Russell 2000 Value Index Fund(a)	122,631	7,590,859

Financial — Bank & Trust — 10.1%
Bank of the Ozarks, Inc.	35,360	1,311,502
Berkshire Hills Bancorp, Inc.	4,962	94,080
Boston Private Financial Holdings, Inc.(a)	56,992	372,728
Bridge Capital Holdings*(a)	9,389	82,154
Brookline Bancorp, Inc.	76,612	764,588
Capital City Bank Group, Inc.(a)	5,912	71,772
CoBiz Financial, Inc.	46,156	256,627
East West Bancorp, Inc.	60,353	982,547
First Financial Holdings, Inc.	27,188	302,874
First Midwest Bancorp, Inc.	77,249	890,681
First of Long Island Corp. (The)	11,867	296,438
FirstMerit Corp.	61,107	1,119,480
FNB Corp.	69,167	592,069
Glacier Bancorp, Inc.	120,259	1,755,781
Hancock Holding Co.	36,215	1,088,985
Heritage Financial Corp.*(a)	19,481	272,734
IBERIABANK Corp.	18,350	917,133
KBW, Inc.	24,493	627,021
MB Financial, Inc.	58,913	955,569
NewAlliance Bancshares, Inc.	52,279	659,761
Northwest Bancshares, Inc.	58,184	651,079
PacWest Bancorp(a)	14,099	268,727
Prosperity Bancshares, Inc.	45,429	1,475,080
SCBT Financial Corp.	27,637	861,998
Sierra Bancorp(a)	11,860	146,471
Signature Bank*(a)	54,618	2,121,363
Simmons First National Corp. (Class A Stock)	14,363	406,042
Southcoast Financial Corp.*	14,218	57,441
Summit State Bank	10,043	67,790
Texas Capital Bancshares, Inc.*(a)	38,662	667,693
Trico Bancshares	26,064	400,604
UMB Financial Corp.	20,393	724,155
United Community Banks, Inc.*	19,468	43,608

		21,306,575

Financial — Brokerage — 0.3%
Knight Capital Group, Inc. (Class A Stock)*(a)	59,710	739,807

Financial Services — 3.4%
Apollo Investment Corp.	75,584	773,224
CVB Financial Corp.(a)	99,686	748,642
Dime Community Bancshares	29,936	414,614
E*trade Financial Corp.*	18,912	274,980
First Cash Financial Services, Inc.*	25,330	702,908
First Financial Bankshares, Inc.(a)	32,409	1,522,899
Flushing Financial Corp.	32,839	379,619
Golub Capital BDC, Inc.	26,786	409,826
PennantPark Investment Corp.	61,476	652,260
Pinnacle Financial Partners, Inc.*(a)	43,728	401,860
PrivateBancorp, Inc.	44,010	501,274
WSFS Financial Corp.	11,512	431,815

		7,213,921

Food — 1.3%
Hain Celestial Group, Inc. (The)*(a)	45,489	1,090,826
Lance, Inc.	23,874	508,516
TreeHouse Foods, Inc.*(a)	26,109	1,203,625

		2,802,967

Hand/Machine Tools — 0.6%
Regal-Beloit Corp.	22,391	1,314,128

Healthcare Services — 3.1%
Amedisys, Inc.*(a)	45,540	1,083,852
Hill-Rom Holdings, Inc.*	24,088	864,519
LHC Group, Inc.*	33,948	787,254
Lincare Holdings, Inc.(a)	61,236	1,536,411
Omega Healthcare Investors, Inc.	97,940	2,198,753

		6,470,789

Hotels & Motels — 0.7%
Gaylord Entertainment Co.*(a)	46,916	1,430,938

Industrial Products — 0.5%
Olympic Steel, Inc.	49,929	1,147,868

Industrials — Components — 1.3%
Actuant Corp. (Class A Stock)	77,697	1,783,923
Applied Industrial Technologies, Inc.	32,380	990,828

		2,774,751

Industrials — Electrical Equipment — 0.9%
Anixter International, Inc.*	35,350	1,908,546

Industrials — Machinery — 0.7%
MTS Systems Corp.	30,382	941,842
Tennant Co.	17,011	525,640

		1,467,482

Insurance — 0.9%
Alterra Capital Holdings Ltd. (Bermuda)	63,404	1,263,008
Enstar Group Ltd. (Bermuda)*	7,834	568,748

		1,831,756

Insurance — Life Insurance — 1.3%
American Equity Investment Life Holding Co.	190,970	1,955,533
Symetra Financial Corp.	73,407	767,837

		2,723,370

Insurance — Property Insurance — 4.4%
Aspen Insurance Holdings Ltd. (Bermuda)*	24,758	749,672
Donegal Group, Inc.	29,643	387,434
Meadowbrook Insurance Group, Inc.	253,730	2,275,958
MGIC Investment Corp.*(a)	117,581	1,085,273
PMI Group, Inc. (The)*	140,168	514,417
ProAssurance Corp.*	28,625	1,648,514
RLI Corp.	19,470	1,102,391
Tower Group, Inc.(a)	67,437	1,574,654

		9,338,313

Investment Companies — 0.5%
Ares Capital Corp.	32,673	511,332
Solar Capital Ltd.	23,297	499,721

		1,011,053

Machinery — 1.1%
Altra Holdings, Inc.*	28,430	418,774
Graco, Inc.	25,539	810,352
Robbins & Myers, Inc.	41,210	1,103,604

		2,332,730

Medical Supplies & Equipment — 0.7%
American Medical Systems Holdings, Inc.*(a)	62,732	1,228,293
Cardiac Science Corp.*	152,928	275,270

		1,503,563

Metals & Mining — 1.1%
Kaiser Aluminum Corp.(a)	44,279	1,894,698
Metals USA Holdings Corp.*(a)	31,576	409,857

		2,304,555

Miscellaneous Manufacturing — 0.6%
AZZ, Inc.	11,832	506,883
Carlisle Cos., Inc.	22,756	681,542

		1,188,425

Oil & Gas — 5.6%
Atlas Energy, Inc.*	68,433	1,959,921
Brigham Exploration Co.*	61,388	1,151,025
Key Energy Services, Inc.*(a)	150,334	1,429,676
Laclede Group, Inc. (The)	8,237	283,518
Resolute Energy Corp.*(a)	158,341	1,751,251
Rex Energy Corp.*(a)	84,471	1,081,229
Rosetta Resources, Inc.*	82,585	1,939,922
T-3 Energy Services, Inc.*	41,598	1,087,788
World Fuel Services Corp.	49,103	1,277,169

		11,961,499

Pharmaceuticals — 0.9%
Herbalife Ltd.	15,855	956,849
West Pharmaceutical Services, Inc.	25,685	881,253

		1,838,102

Real Estate — 0.4%
Retail Opportunity Investments Corp.	88,644	848,323

Real Estate Investment Trust — Apartment — 1.4%
American Campus Communities, Inc.	97,004	2,952,802

Real Estate Investment Trust — Hotels — 0.2%
Pebblebrook Hotel Trust*	18,126	326,449

Real Estate Investment Trust — Mortgage — 1.2%
MFA Financial, Inc.	324,186	2,473,539

Real Estate Investment Trust — Office Industrial — 0.7%
Parkway Properties, Inc.	96,520	1,428,496

Real Estate Investment Trust — Other REITs — 3.4%
BioMed Realty Trust, Inc.(a)	124,271	2,226,936
Cogdell Spencer, Inc.	85,886	542,800
Cypress Sharpridge Investments, Inc.	126,135	1,683,902
DuPont Fabros Technology, Inc.	24,020	604,103
Entertainment Properties Trust(a)	51,403	2,219,582

		7,277,323

Real Estate Investment Trust — Retail — 1.8%
Acadia Realty Trust	67,656	1,285,464
National Retail Properties, Inc.(a)	98,961	2,484,911

		3,770,375

Real Estate Investment Trusts — 2.3%
Capstead Mortgage Corp.	51,759	562,620
Coresite Realty Corp	14,322	234,738
Education Realty Trust, Inc.	91,666	655,412
Hatteras Financial Corp.	29,050	827,053
Medical Properties Trust, Inc.	122,585	1,243,012
PS Business Parks, Inc.	22,298	1,261,398

		4,784,233

Restaurants — 0.3%
DineEquity, Inc.*(a)	15,608	702,048

Retail & Merchandising — 4.5%
Casey’s General Stores, Inc.	4,658	194,471
Children’s Place Retail Stores, Inc. (The)*	13,349	651,031
EZCORP, Inc. (Class A Stock)*	20,974	420,319
Finish Line, Inc. (The) (Class A Stock)	7,069	98,330
Fossil, Inc.*	29,221	1,571,798
Hibbett Sports, Inc.*	11,729	292,639
HSN, Inc.*	60,353	1,804,555
Jo-Ann Stores, Inc.*	27,635	1,231,139
Jos. A. Bank Clothiers, Inc.*	32,594	1,388,830
Pantry, Inc. (The)*	47,220	1,138,474
Talbots, Inc.*(a)	60,723	795,471

		9,587,057

Semiconductors — 2.6%
ATMI, Inc.*(a)	15,923	236,616
Entegris, Inc.*	176,937	826,296
Fairchild Semiconductor International, Inc.*(a)	124,320	1,168,608
Micrel, Inc.(a)	48,502	478,229
MKS Instruments, Inc.*(a)	55,677	1,001,072
Semtech Corp.*(a)	60,415	1,219,779
Standard Microsystems Corp.*	29,516	673,260

		5,603,860

Services — Environmental — 0.5%
Waste Connections, Inc.*	29,033	1,151,449

Services — Industrial Services — 0.6%
G & K Services, Inc. (Class A Stock)	40,312	921,532
On Assignment, Inc.*	67,210	352,853

		1,274,385

Software — 0.6%
SYNNEX Corp.*	44,270	1,245,758

Telecommunications — 2.0%
CommScope, Inc.*	35,938	853,168
Knology, Inc.*(a)	71,755	963,670
Plantronics, Inc.	20,321	686,443
Polycom, Inc.*	26,529	723,711
Premiere Global Services, Inc.*	152,158	1,077,279

		4,304,271

Transportation — 0.4%
Golar LNG Energy Ltd. (Bermuda)	5,962	9,122
Golar LNG Ltd. (Bermuda)	44,866	561,722

Scorpio Tankers, Inc. (Marshall Islands)*(a)	15,830	178,721

		749,565

Utilities — Electrical Utilities — 3.1%
CH Energy Group, Inc.	1,327	58,601
El Paso Electric Co.*	164,385	3,909,075
MGE Energy, Inc.	13,700	542,383
UniSource Energy Corp.	17,628	589,304
Westar Energy, Inc.(a)	58,139	1,408,708

		6,508,071

Utilities — Gas Utilities — 1.0%
South Jersey Industries, Inc.	10,198	504,495
Southwest Gas Corp.	47,233	1,586,556

		2,091,051

TOTAL LONG-TERM INVESTMENTS (cost $191,046,323)		204,960,197

SHORT-TERM INVESTMENT — 24.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $51,071,949; includes $38,739,498 of cash collateral for securities on loan)(b)(w)	51,071,949	51,071,949

TOTAL INVESTMENTS — 120.8% (cost $242,118,272)		256,032,146

Liabilities in excess of other assets — (20.8)%		(44,105,800)

NET ASSETS — 100.0%		$211,926,346

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,309,482; cash collateral of $38,739,498 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$204,960,197	$—	$—
Affiliated Money Market Mutual Fund	51,071,949	—	—

Total	$256,032,146	$—	$—

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

				Principal
	Moody’s	Interest		Amount
	Ratings†	Rate	Maturity Date	(000)#	Value
LONG-TERM INVESTMENTS — 91.9%

BANK LOANS(c)(g) — 1.9%

Advanced Pierre Foods	B1	7.50%	09/24/16	$600	$592,500
Advanced Pierre Foods	NR	11.25%	09/24/17	420	408,975
Avaya, Inc.	B1	3.058%	10/26/14	1,500	1,328,813
Big West Oil	B2	12.00%	01/22/15	750	758,750
Burlington Coat Factory,	B3	2.54%	05/28/13	1,750	1,681,969
Claire’s Stores, Inc.	Caa2	3.049%	05/29/14	5,000	4,329,375
Clear Channel Communications, Inc.	Caa1	3.906%	01/29/16	2,000	1,574,250
Freescale Semiconductor, Inc.	B2	4.506%	11/29/13	1,500	1,379,157
HSP Gaming LP	B3	11.25%	09/23/14	1,200	1,207,500
Media General, Inc.	NR	4.549%	03/29/13	1,500	1,362,499
Quad Graphics	Ba2	5.50%	04/23/16	1,000	981,667
Styron	B2	7.50%	07/10/16	1,000	1,011,875
Texas Competitive Electric Holdings Co. LLC	B1	3.756%	10/10/14	5,750	4,461,040
Tl Acquisitions, Inc.	B2	2.54%	07/15/14	1,750	1,569,431
Univision Communications, Inc.	B2	2.506%	09/20/14	2,500	2,187,500

TOTAL BANK LOANS (cost $24,890,862)					24,835,301

CORPORATE BONDS — 89.8%

Advertising — 0.2%
Lamar Media Corp., Gtd. Notes	B1	6.625%	08/15/15	727	744,266
Lamar Media Corp., Gtd. Notes	B1	7.875%	04/15/18	1,750	1,837,500

					2,581,766

Aerospace/Defense — 1.3%
Alliant Techsystems, Inc., Gtd. Notes	Ba3	6.75%	04/01/16	1,000	1,042,500
Alliant Techsystems, Inc., Gtd. Notes	Ba3	6.875%	09/15/20	2,000	2,032,500
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba3	8.50%	07/01/18	4,000	4,360,000
Colt Defense LLC / Colt Finance Corp., Sr. Unsec’d. Notes, 144A	B3	8.75%	11/15/17	2,000	1,470,000
Esterline Technologies Corp., Gtd. Notes, 144A	Ba3	7.00%	08/01/20	1,000	1,035,000
Kratos Defense & Security Solutions, Inc., Sr. Sec’d. Notes	B+(d)	10.00%	06/01/17	750	795,000
Moog, Inc., Sr. Sub. Notes	Ba3	6.25%	01/15/15	3,757	3,757,000
TransDigm, Inc., Gtd. Notes	B3	7.75%	07/15/14	2,500	2,528,125

					17,020,125

Agriculture — 0.1%
Alliance One International, Inc., Gtd. Notes	B2	10.00%	07/15/16	1,500	1,623,750

Airlines — 1.0%
American Airlines Pass-Through Trust 2001-02, Pass-Through Certificates	Ba1	6.978%	04/01/11	88	90,045
American Airlines, Inc., Sr. Sec’d. Notes, 144A	B2	10.50%	10/15/12	5,500	5,940,000
Continental Airlines 2004-ERJ1 Pass-Through Trust, Pass-Through Certificates	Ba3	9.558%	09/01/19	1,416	1,416,269
Delta Air Lines, Inc., Sr. Sec’d. Notes, 144A	Ba2	9.50%	09/15/14	1,769	1,919,365
UAL 2009-2A Pass-Through Trust, Pass-Through Certificates	Baa2	9.75%	01/15/17	3,426	3,777,399

					13,143,078

Apparel — 0.1%
Quicksilver, Inc., Gtd. Notes	Caa1	6.875%	04/15/15	1,250	1,184,375

Automotive — 4.5%
Allison Transmission, Inc., Gtd. Notes, 144A	Caa2	11.00%	11/01/15	1,700	1,844,500
American Axle & Manufacturing Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba2	9.25%	01/15/17	2,000	2,190,000
ArvinMeritor, Inc., Gtd. Notes(a)	Caa1	8.125%	09/15/15	3,225	3,265,313
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(a)	B2	8.50%	05/01/18	4,000	4,150,000

Ford Motor Co., Sr. Unsec’d. Notes	Ba3	7.45%		07/16/31	3,000	3,127,500
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	6.625%		08/15/17	625	665,898
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	7.00%		04/15/15	8,250	8,815,785
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	8.00%		12/15/16	650	734,741
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	Ba3	8.125%		01/15/20	7,300	8,388,174
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	8.70%		10/01/14	3,000	3,365,622
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	12.00%		05/15/15	4,500	5,667,601
Goodyear Tire & Rubber Co. (The), Sr. Unsec’d. Notes(a)	B1	10.50%		05/15/16	2,050	2,321,625
Lear Corp., Gtd. Notes	B1	7.875%		03/15/18	4,100	4,346,000
Navistar International Corp., Gtd. Notes	B1	8.25%		11/01/21	3,000	3,202,500
Oshkosh Corp., Gtd. Notes	B2	8.25%		03/01/17	350	376,250
Oshkosh Corp., Gtd. Notes	B2	8.50%		03/01/20	350	378,875
TRW Automotive, Inc., Gtd. Notes, 144A	B2	7.00%		03/15/14	6,720	7,089,600

						59,929,984

Banking — 3.2%
BAC Capital Trust VI, Ltd. Gtd. Notes	Baa3	5.625%		03/08/35	900	844,663
Bank of America Corp., Jr. Sub. Notes	Ba3	8.00	%(c)	12/29/49	6,900	7,117,626
Bank of America Corp., Jr. Sub. Notes(a)	Ba3	8.125	%(c)	12/29/49	600	618,924
BankAmerica Institutional Capital B, Ltd. Gtd. Notes, 144A	Baa3	7.70%		12/31/26	275	281,531
Barclays Bank PLC, Jr. Sub. Notes, 144A (United Kingdom)	A-(d)	5.926	%(c)	09/29/49	1,250	1,168,750
Barclays Bank PLC, Jr. Sub. Notes, 144A (United Kingdom)	Baa2	7.434	%(c)	09/29/49	5,050	5,151,000
Credit Agricole SA, Jr. Sub. Notes (France)	A-(d)	9.75%		09/29/49	1,750	1,894,462
HBOS PLC, Sub. Notes, 144A (United Kingdom)	Baa3	6.00%		11/01/33	4,460	3,399,011
HBOS PLC, Sub. Notes, 144A (United Kingdom)	Baa3	6.75%		05/21/18	1,000	1,004,795
NB Capital Trust IV, Ltd. Gtd. Notes	BB(d)	8.25%		04/15/27	750	768,750
Regions Financial Corp., Sub. Notes	Ba1	7.375%		12/10/37	13,364	12,257,635
Societe Generale, Jr. Sub. Notes, 144 (France)	BBB+(d)	5.922	%(c)	04/05/17	1,000	947,515
Wachovia Capital Trust III, Ltd. Gtd. Notes	Ba1	5.80	%(c)	03/15/42	4,000	3,510,000
Wells Fargo Capital XIII, Ltd. Gtd. Notes	Ba1	7.70	%(c)	12/29/49	2,800	2,905,000

						41,869,662

Building Materials — 0.8%
Building Materials Corp. of America, Gtd. Notes, 144A	B1	7.50%		03/15/20	725	728,625
Building Materials Corp. of America, Sr. Notes, 144A	B1	6.875%		08/15/18	2,450	2,407,125
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A	Ba2	7.00%		02/15/20	4,250	4,356,250
Texas Industries, Inc., Gtd. Notes, 144A	B3	9.25%		08/15/20	3,650	3,786,875

						11,278,875

Chemicals — 2.8%
CF Industries, Inc., Gtd. Notes	B1	6.875%		05/01/18	3,500	3,766,875
CF Industries, Inc., Gtd. Notes	B1	7.125%		05/01/20	1,800	1,968,750
Chemtura Corp., Gtd. Notes, 144A	B1	7.875%		09/01/18	1,000	1,045,000
Lyondell Chemical Co., Sr. Sec’d. Notes	B3	11.00%		05/01/18	7,500	8,296,875
Lyondell Chemical Co., Sr. Sec’d. Notes, 144A	Ba3	8.00%		11/01/17	8,500	9,286,250
Nova Chemicals Corp., Sr. Unsec’d. Notes (Canada)	B1	8.375%		11/01/16	3,500	3,683,750
PolyOne Corp., Sr. Unsec’d. Notes	Ba3	7.375%		09/15/20	2,481	2,558,531
Solutia, Inc., Gtd. Notes	B2	7.875%		03/15/20	3,500	3,740,625
TPC Group LLC, Sr. Sec’d. Notes, 144A	B1	8.25%		10/01/17	1,235	1,265,875
Vertellus Specialties, Inc., Sr. Sec’d. Notes, 144A	B1	9.375%		10/01/15	2,050	2,126,875

						37,739,406

Coal — 0.5%
CONSOL Energy, Inc., Gtd. Notes, 144A	B1	8.00%		04/01/17	1,500	1,623,750
Foresight Energy LLC / Foresight Energy Corp., Gtd. Notes, 144A	Caa1	9.625%		08/15/17	1,250	1,287,500
Murray Energy Corp., Sr. Sec’d. Notes, 144A	Caa1	10.25%		10/15/15	1,000	1,037,500
Patriot Coal Corp., Gtd. Notes	B3	8.25%		04/30/18	1,000	1,000,000

Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp., Gtd. Notes	B2	8.25%		04/15/18	1,500	1,554,375

						6,503,125

Commercial Services — 0.8%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., Gtd. Notes	B3	9.625%		03/15/18	1,919	2,029,342
Catalent Pharma Solutions, Inc., Gtd. Notes, PIK	Caa1	9.50%		04/15/15	3,500	3,535,000
Cenveo Corp., Sr. Sec’d. Notes	B2	8.875%		02/01/18	500	494,375
Corrections Corp. of America, Gtd. Notes	Ba2	7.75%		06/01/17	1,500	1,612,500
Garda World Security Corp., Sr. Unsec’d. Notes, 144A (Canada)	B3	9.75%		03/15/17	1,000	1,065,000
Iron Mountain, Inc., Gtd. Notes	B2	8.00%		06/15/20	1,250	1,320,313

						10,056,530

Computers — 0.1%
Seagate HDD Cayman, Gtd. Notes, 144A (Cayman Islands)(a)	Ba1	6.875%		05/01/20	1,500	1,466,250

Construction Machinery — 1.3%
Ashtead Capital, Inc., Sec’d. Notes, 144A	B2	9.00%		08/15/16	1,000	1,035,000
RSC Equipment Rental, Inc., / RSC Holdings III LLC, Sr. Unsec’d. Notes	Caa2	9.50%		12/01/14	5,000	5,181,250
Terex Corp., Sr. Sub. Notes	Caa1	8.00%		11/15/17	4,000	4,005,000
United Rentals North America, Inc., Sr. Unsec’d. Notes	B3	9.25%		12/15/19	6,000	6,495,000

						16,716,250

Consumer Cyclical — Services — 0.4%
Realogy Corp., Gtd. Notes	Caa3	10.50%		04/15/14	2,500	2,125,000
West Corp., Gtd. Notes, 144A	B3	8.625%		10/01/18	2,675	2,675,000

						4,800,000

Consumer Products — 1.0%
Jarden Corp., Gtd. Notes	B1	7.50%		05/01/17	6,500	6,727,500
Jarden Corp., Gtd. Notes	B1	7.50%		01/15/20	1,000	1,040,000
Jarden Corp., Gtd. Notes	Ba3	8.00%		05/01/16	750	798,750
NBTY, Inc., Gtd. Notes, 144A	B3	9.00%		10/01/18	975	1,023,750
Scotts Miracle-Gro Co. (The), Gtd. Notes	B1	7.25%		01/15/18	1,000	1,053,750
Visant Corp., Sr. Notes, 144A	Caa1	10.00%		10/01/17	3,000	3,135,000

						13,778,750

Distribution/Wholesale — 0.1%
McJunkin Red Man Corp., Sr. Sec’d. Notes, 144A(a)	B3	9.50%		12/15/16	1,250	1,100,000

Diversified Financial Services — 0.1%
HSBC Finance Capital Trust IX, Ltd. Gtd. Notes	BBB(d)	5.911	%(c)	11/30/35	500	466,875
ILFC E-Capital Trust I, Ltd. Gtd. Notes, 144A	BB(d)	5.90	%(c)	12/21/65	1,000	655,000
ILFC E-Capital Trust II, Ltd. Gtd. Notes, 144A	BB(d)	6.25	%(c)	12/21/65	520	351,000

						1,472,875

Diversified Machinery — 0.1%
Liberty Tire Recycling, Gtd. Notes, 144A	B3	11.00%		10/01/16	775	790,500

Diversified Manufacturing — 1.8%
Actuant Corp., Gtd. Notes	Ba2	6.875%		06/15/17	440	448,800
Amsted Industries, Inc., Sr. Notes, 144A	B1	8.125%		03/15/18	3,075	3,201,844
Bombardier, Inc., Sr. Notes, 144A (Canada)	Ba2	7.50%		03/15/18	2,625	2,818,541
Diversey Holdings, Inc., Sr. Unsec’d. Notes	Caa1	10.50%		05/15/20	2,100	2,404,214
Diversey, Inc., Gtd. Notes	B3	8.25%		11/15/19	2,000	2,140,000
Eastman Kodak Co., Sr. Sec’d. Notes, 144A	Ba3	9.75%		03/01/18	1,250	1,212,500
Harland Clarke Holdings Corp., Gtd. Notes	Caa1	9.50%		05/15/15	1,750	1,658,125
Pinafore LLC / Pinafore, Inc., Sr. Sec’d. Notes, 144A	B1	9.00%		10/01/18	3,875	4,068,750
RBS Global, Inc. / Rexnord LLC, Gtd. Notes	Caa1	8.50%		05/01/18	4,000	4,065,000
SPX Corp., Gtd. Notes, 144A	Ba1	6.875%		09/01/17	1,000	1,060,000
Trimas Corp., Sr. Sec’d. Notes, 144A	B3	9.75%		12/15/17	1,250	1,343,750

						24,421,524

Electric — 4.1%
AES Corp. (The), Sr. Sec’d. Notes	Ba3	8.75%		05/15/13	1,242	1,260,630
AES Corp. (The), Sr. Unsec’d. Notes	B1	7.75%		10/15/15	2,425	2,594,750
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.00%		10/15/17	3,000	3,240,000
AES Corp. (The), Sr. Unsec’d. Notes	B1	9.75%		04/15/16	1,125	1,293,750
AES Ironwood LLC, Sr. Sec’d. Notes	B2	8.857%		11/30/25	138	141,972

AES Red Oak LLC, Sr. Sec’d. Notes	B1	8.54%	11/30/19	1,219	1,252,876
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	B1	7.875%	07/31/20	2,500	2,568,750
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	Caa2	7.125%	05/15/18	2,000	1,365,000
Dynegy Roseton / Danskammer Pass-Through Trust, Series B, Pass-Through Certificates	Caa2	7.67%	11/08/16	3,800	3,524,500
Edison Mission Energy, Sr. Unsec’d. Notes	B3	7.20%	05/15/19	1,500	1,061,250
Energy Future Holdings Corp., Sr. Sec’d. Notes	Caa3	9.75%	10/15/19	1,183	1,150,845
Energy Future Holdings Corp., Sr. Sec’d. Notes, 144A	Caa3	10.00%	01/15/20	1,500	1,489,140
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., Sr. Sec’d. Notes	Caa3	10.00%	12/01/20	2,000	1,984,830
Ipalco Enterprises, Inc., Sr. Sec’d. Notes, 144A	Ba1	7.25%	04/01/16	1,470	1,580,250
Midwest Generation LLC, Pass-Through Certificates	Ba2	8.56%	01/02/16	3,027	2,992,599
Mirant Mid Atlantic Pass-Through Trust B, Pass-Through Certificates	Ba1	9.125%	06/30/17	895	957,145
Mirant Mid Atlantic Pass-Through Trust C, Pass-Through-Certificates	Ba1	10.06%	12/30/28	487	538,298
NRG Energy, Inc., Gtd. Notes	B1	7.375%	02/01/16	14,500	14,916,875
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-Through Certificates	Ba1	9.681%	07/02/26	100	104,500
RRI Energy, Inc., Sr. Unsec’d. Notes	B3	7.875%	06/15/17	3,800	3,543,500
Sierra Pacific, Sr. Unsec’d. Notes	Ba3	7.803%	06/15/12	1,250	1,275,272
Sierra Pacific, Sr. Unsec’d. Notes	Ba3	8.625%	03/15/14	3,000	3,086,250
Sithe / Independence Funding Corp., Sr. Sec’d. Notes	Ba3	9.00%	12/30/13	1,886	1,952,583

					53,875,565

Electronics — 0.2%
Communications & Power Industries, Inc., Gtd. Notes	B3	8.00%	02/01/12	750	751,875
Stoneridge, Inc., Sr. Sec’d. Notes, 144A	B3	9.50%	10/15/17	1,500	1,537,500

					2,289,375

Engineering & Construction — 0.1%
New Enterprise Stone & Lime Co., Sr. Notes, 144A	Caa1	11.00%	09/01/18	1,000	935,000

Entertainment — 0.8%
Cedar Fair LP / Canada’s Wonderland Co., Gtd. Notes, 144A	B2	9.125%	08/01/18	1,000	1,050,000
Chukchansi Economic Development Authority, Sr. Unsec’d. Notes, 144A	B3	8.00%	11/15/13	672	393,120
Isle of Capri Casinos, Inc., Gtd. Notes	Caa1	7.00%	03/01/14	1,500	1,357,500
Universal City Development Partners Ltd. / UCDP Finance, Inc., Gtd. Notes	B3	8.875%	11/15/15	3,400	3,506,250
Universal City Development Partners Ltd. / UCDP Finance, Inc., Gtd. Notes	B3	10.875%	11/15/16	1,000	1,082,500
WMG Acquisition Corp., Gtd. Notes	B1	7.375%	04/15/14	1,000	942,500
WMG Acquisition Corp., Sr. Sec’d. Notes	Ba2	9.50%	06/15/16	2,125	2,273,750

					10,605,620

Food & Beverage — 2.0%
ARAMARK Corp., Gtd. Notes	B3	8.50%	02/01/15	3,150	3,276,000
Constellation Brands, Inc., Gtd. Notes	Ba3	7.25%	09/01/16	125	132,969
Constellation Brands, Inc., Gtd. Notes	Ba3	7.25%	05/15/17	1,850	1,972,562
Cott Beverages USA, Inc., Gtd. Notes, 144A	B3	8.125%	09/01/18	4,500	4,764,375
Dole Food Co., Inc., Sr. Sec’d. Notes, 144A	B2	8.00%	10/01/16	4,000	4,185,000
Michael Foods, Inc., Sr. Notes, 144A	Caa1	9.75%	07/15/18	5,250	5,617,500
Smithfield Foods, Inc., Sr. Sec’d. Notes, 144A	B1	10.00%	07/15/14	4,000	4,600,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes	Caa1	7.75%	07/01/17	1,500	1,520,625
TreeHouse Foods, Inc., Gtd. Notes	Ba2	7.75%	03/01/18	1,000	1,075,000

					27,144,031

Gaming — 3.6%
CCM Merger, Inc. Notes, 144A	Caa3	8.00%	08/01/13	4,325	3,957,375
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes(a)	CCC(d)	10.00%	12/15/18	2,000	1,597,500
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes(a)	Caa1	11.25%	06/01/17	9,620	10,533,900
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes, 144A	Ca	12.75%	04/15/18	3,000	2,797,500
Marina District Finance Co., Inc., Sr. Sec’d. Notes, 144A	B2	9.50%	10/15/15	4,000	3,880,000
MGM Resorts International, Gtd. Notes(a)	Caa1	7.50%	06/01/16	2,980	2,518,100
MGM Resorts International, Sr. Sec’d. Notes	B1	10.375%	05/15/14	4,000	4,450,000
MGM Resorts International, Sr. Sec’d. Notes	B1	11.125%	11/15/17	5,000	5,693,750
MGM Resorts International, Sr. Sec’d. Notes(a)	B1	13.00%	11/15/13	2,050	2,408,750
MGM Resorts International, Sr. Sec’d. Notes, 144A	B1	9.00%	03/15/20	1,900	1,999,750

Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., First Mortgage	Ba2	7.875%	11/01/17	3,000	3,217,500
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., First Mortgage, 144A	Ba3	7.75%	08/15/20	5,000	5,275,000

					48,329,125

Gas Distributors — 0.2%
Ferrellgas LP / Ferrellgas Finance Corp., Sr. Unsec’d. Notes	Ba3	6.75%	05/01/14	1,985	2,009,238
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	B2	8.625%	06/15/20	1,250	1,340,625

					3,349,863

Gas Pipelines — 1.1%
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%	06/15/17	575	610,573
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.25%	06/01/18	1,775	1,913,127
El Paso Corp., Sr. Unsec’d. Notes	Ba3	8.25%	02/15/16	4,450	4,950,625
SemGroup LP, Notes(i)	NR	8.75%	11/15/15	2,555	2
Targa Resources Partners LP / Targa Resources Partners Finance Corp., Gtd. Notes	B1	8.25%	07/01/16	1,750	1,850,625
Targa Resources Partners LP / Targa Resources Partners Finance Corp., Gtd. Notes, 144A	B1	7.875%	10/15/18	5,000	5,212,500

					14,537,452

Healthcare — 7.0%
Accellent, Inc., Gtd. Notes	Caa2	10.50%	12/01/13	2,975	3,004,750
Accellent, Inc., Sr. Sec’d. Notes	B1	8.375%	02/01/17	3,037	3,097,740
Alliance HealthCare Services, Inc., Sr. Unsec’d. Notes	NR	8.00%	12/01/16	3,000	2,782,500
Apria Healthcare Group, Inc., Sr. Sec’d. Notes	Ba2	11.25%	11/01/14	6,000	6,600,000
Apria Healthcare Group, Inc., Sr. Sec’d. Notes	B1	12.375%	11/01/14	1,500	1,668,750
Biomet, Inc., Gtd. Notes	B3	10.00%	10/15/17	2,000	2,207,500
Biomet, Inc., Gtd. Notes	Caa1	11.625%	10/15/17	9,580	10,669,725
Biomet, Inc., Gtd. Notes, PIK	B3	10.375%	10/15/17	4,785	5,311,350
Capella Healthcare, Inc., Gtd. Notes, 144A	B3	9.25%	07/01/17	2,500	2,675,000
CHS / Community Health Systems, Inc., Gtd. Notes	B3	8.875%	07/15/15	7,250	7,703,125
DaVita, Inc., Gtd. Notes	B2	7.25%	03/15/15	5,000	5,190,625
HCA, Inc., Sec’d. Notes	B2	9.125%	11/15/14	3,050	3,213,938
HCA, Inc., Sec’d. Notes	B2	9.25%	11/15/16	11,025	11,934,562
HCA, Inc., Sec’d. Notes, PIK	B2	9.625%	11/15/16	3,081	3,343,410
HCA, Inc., Sr. Unsec’d. Notes	Caa1	5.75%	03/15/14	3,000	2,958,750
Healthsouth Corp., Gtd. Notes	B2	7.25%	10/01/18	2,650	2,703,000
Healthsouth Corp., Gtd. Notes	B2	7.75%	09/15/22	1,700	1,712,750
LifePoint Hospitals, Inc., Gtd. Notes, 144A	Ba1	6.625%	10/01/20	725	739,500
Multiplan, Inc., Gtd. Notes, 144A	Caa1	9.875%	09/01/18	4,500	4,702,500
Omega Healthcare Investors, Inc., Gtd. Notes	Ba2	7.00%	01/15/16	2,000	2,075,000
Omega Healthcare Investors, Inc., Sr. Notes, 144A	Ba2	6.75%	10/15/22	1,550	1,535,469
OnCure Holdings, Inc., Sr. Sec’d. Notes, 144A	B2	11.75%	05/15/17	2,000	1,840,000
Radnet Management, Inc., Sr. Unsec’d. Notes, 144A	Caa1	10.375%	04/01/18	2,000	1,830,000
Select Medical Corp., Gtd. Notes	B3	7.625%	02/01/15	533	520,341
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	8.625%	01/15/12	750	791,250
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc., Gtd. Notes	B3	8.00%	02/01/18	1,275	1,294,125

					92,105,660

Home Builders — 0.5%
DR Horton, Inc., Gtd. Notes	Ba3	5.625%	01/15/16	1,000	997,500
K Hovnanian Enterprises, Inc., Sr. Sec’d. Notes	B1	10.625%	10/15/16	1,500	1,501,875
Lennar Corp., Gtd. Notes	B3	6.95%	06/01/18	1,700	1,576,750
Meritage Homes Corp., Gtd. Notes	B1	6.25%	03/15/15	1,350	1,326,375
Standard Pacific Corp., Gtd. Notes	B3	7.00%	08/15/15	1,100	1,053,250
Standard Pacific Corp., Gtd. Notes	B3	10.75%	09/15/16	300	327,000

					6,782,750

Household Products/ Wares — 0.2%
Spectrum Brands Holdings, Inc., Sr. Sec’d. Notes, 144A	B2	9.50%	06/15/18	3,150	3,378,375

Independent Energy — 3.7%
Denbury Resources, Inc., Gtd. Notes	B1	8.25%	02/15/20	4,840	5,281,650
Denbury Resources, Inc., Gtd. Notes	B1	9.75%	03/01/16	750	841,875
Forest Oil Corp., Gtd. Notes	B1	7.25%	06/15/19	1,500	1,533,750

Forest Oil Corp., Gtd. Notes	B1	8.50%		02/15/14	4,500	4,916,250
Harvest Operations Corp., Gtd. Notes, 144A (Canada)	Ba1	6.875%		10/01/17	945	966,263
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.875%		02/01/20	1,300	1,381,250
Newfield Exploration Co., Sr. Sub. Notes	Ba3	7.125%		05/15/18	3,800	4,056,500
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	Caa3	7.875%		12/15/14	900	677,250
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	Caa3	8.25%		12/15/14	1,810	1,375,600
OPTI Canada, Inc., Sr. Sec’d. Notes, 144A (Canada)	B2	9.00%		12/15/12	3,000	3,037,500
Petrohawk Energy Corp., Gtd. Notes	B3	7.875%		06/01/15	2,000	2,095,000
Petrohawk Energy Corp., Gtd. Notes, 144A	B3	7.25%		08/15/18	3,000	3,060,000
Pioneer Natural Resources Co., Gtd. Notes	Ba1	5.875%		07/15/16	3,000	3,098,613
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	7.50%		01/15/20	3,667	4,035,159
Plains Exploration & Production Co., Gtd. Notes	B1	7.00%		03/15/17	1,000	1,025,000
Plains Exploration & Production Co., Gtd. Notes	B1	7.625%		04/01/20	4,750	4,981,562
Range Resources Corp., Gtd. Notes	Ba3	6.75%		08/01/20	1,275	1,326,000
Range Resources Corp., Gtd. Notes	Ba3	7.25%		05/01/18	2,760	2,898,000
Range Resources Corp., Gtd. Notes	Ba3	7.50%		05/15/16	2,300	2,403,500
Range Resources Corp., Gtd. Notes	Ba3	7.50%		10/01/17	400	426,000

						49,416,722

Insurance — 2.2%
Fairfax Financial Holdings Ltd., Sr. Unsec’d. Notes (Canada)	Ba1	7.75%		06/15/17	2,183	2,300,336
Genworth Financial, Inc., Jr. Sub. Notes	Ba1	6.15	%(c)	11/15/66	5,000	3,793,750
HUB International Holdings, Inc., Sr. Sub. Notes, 144A	Caa1	10.25%		06/15/15	2,000	1,940,000
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa3	10.75	%(c)	06/15/58	6,000	7,080,000
MetLife Capital Trust X, Jr. Sub. Notes, 144	Baa2	9.25	%(c)	04/08/38	5,900	6,962,000
Nationwide Mutual Insurance Co., Sub. Notes, 144A	A3	9.375%		08/15/39	3,000	3,542,604
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.25%		06/15/39	3,000	3,790,899

						29,409,589

Internet — 0.2%
Equinix, Inc., Sr. Unsec’d. Notes	Ba2	8.125%		03/01/18	800	854,000
Terremark Worldwide, Inc., Sr. Sec’d. Notes	B1	12.00%		06/15/17	1,350	1,542,375

						2,396,375

Iron/Steel — 0.5%
Essar Steel Algoma, Inc., Sr. Sec’d. Notes, 144A (Canada)	B3	9.375%		03/15/15	1,000	1,005,000
Ryerson, Inc., Sr. Sec’d. Notes	Caa1	12.00%		11/01/15	2,000	2,060,000
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.75%		04/15/16	1,000	1,040,000
Steel Dynamics, Inc., Gtd. Notes, 144A	Ba2	7.625%		03/15/20	1,000	1,037,500
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	7.375%		04/01/20	1,500	1,563,750

						6,706,250

Life Insurance — 1.0%
American International Group, Inc., Jr. Sub. Debs	Ba2	8.175	%(c)	05/15/58	3,000	3,000,000
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.05%		10/01/15	800	814,000
American International Group, Inc., Sr. Unsec’d. Notes(a)	A3	8.25%		08/15/18	8,600	10,019,000

						13,833,000

Lodging — 0.6%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.00%		10/01/14	4,000	4,345,000
Host Hotels & Resorts LP, Gtd. Notes	Ba1	6.375%		03/15/15	3,250	3,327,188

						7,672,188

Media — Cable — 5.5%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	7.75%		04/15/18	700	740,250
Cablevision Systems Corp., Sr. Unsec’d. Notes(a)	B1	8.00%		04/15/20	1,000	1,076,250
CCO Holdings LLC / CCO Holdings Capital Corp., Gtd. Notes, 144A	B2	7.25%		10/30/17	1,325	1,343,219
CCO Holdings LLC / CCO Holdings Capital Corp., Gtd. Notes, 144A	B2	7.875%		04/30/18	2,775	2,879,062
CCO Holdings LLC / CCO Holdings Capital Corp., Gtd. Notes, 144A	B2	8.125%		04/30/20	1,775	1,881,500
Cequel Communications Holdings I LLC / Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625%		11/15/17	7,547	7,962,085
Charter Communications Operating LLC / Charter Communications Operating Capital, Sec’d. Notes, 144A	B1	8.00%		04/30/12	5,000	5,300,000

Charter Communications Operating LLC / Charter Communications Operating Capital, Sec’d. Notes, 144A	B1	10.875%	09/15/14	1,000	1,132,500
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	7.625%	07/15/18	2,875	3,097,812
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.50%	04/15/14	2,500	2,753,125
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.50%	06/15/15	2,275	2,485,438
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.625%	02/15/19	4,375	4,921,875
DISH DBS Corp., Gtd. Notes	Ba3	6.625%	10/01/14	1,000	1,045,000
DISH DBS Corp., Gtd. Notes	Ba3	7.875%	09/01/19	1,500	1,614,375
Echostar DBS, Gtd. Notes	Ba3	7.00%	10/01/13	2,000	2,122,500
Entravision Communications Corp., Sr. Sec’d. Notes, 144A	B1	8.75%	08/01/17	1,000	1,020,000
Insight Communications Co., Inc., Sr. Notes, 144A(g)	B3	9.375%	07/15/18	2,950	3,134,375
McClatchy Co. (The), Sr. Sec’d. Notes	B1	11.50%	02/15/17	2,000	2,127,500
Mediacom LLC / Mediacom Capital Corp., Unsec’d. Notes	B3	9.125%	08/15/19	1,000	1,035,000
Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc., Sr. Sec’d. Notes, 144A	B3	8.875%	04/15/17	1,500	1,563,750
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)	B2	7.75%	03/15/16	1,500	1,546,875
Sirius XM Radio, Inc., Gtd. Notes, 144A	Caa1	8.75%	04/01/15	1,000	1,062,500
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, Sr. Sec’d. Notes, 144A (Germany)	B1	8.125%	12/01/17	5,150	5,356,000
UPC Holding BV, Sec’d. Notes, 144A (Netherlands)	B2	9.875%	04/15/18	2,000	2,130,000
Videotron Ltee, Gtd. Notes (Canada)	Ba2	9.125%	04/15/18	6,125	6,890,625
Virgin Media Finance PLC, Gtd. Notes (United Kingdom)	Ba3	8.375%	10/15/19	580	636,550
Virgin Media Finance PLC, Gtd. Notes (United Kingdom)	Ba3	9.50%	08/15/16	3,900	4,407,000
XM Satellite Radio, Inc., Gtd. Notes, 144A	Caa2	13.00%	08/01/13	1,000	1,150,000

					72,415,166

Media — Non Cable — 4.3%
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	B2	9.25%	12/15/17	7,700	8,199,500
CW Media Holdings, Inc., Gtd. Notes, 144A, PIK (Canada)	B1	13.50%	08/15/15	4,879	5,574,725
Gray Television, Inc., Sr. Sec’d. Notes	Caa2	10.50%	06/29/15	2,500	2,496,875
Intelsat Bermuda, Gtd. Notes (Luxembourg)	Caa3	11.25%	02/04/17	8,500	9,105,625
Intelsat Corp., Sr. Unsec’d. Notes	B3	9.25%	06/15/16	1,375	1,466,094
Intelsat Intermediate Holding Co. SA, Gtd. Notes (Luxembourg)	CCC+(d)	9.50%	02/01/15	1,000	1,035,000
Intelsat Jackson Holdings Ltd., Gtd. Notes (Luxembourg)	B3	9.50%	06/15/16	2,500	2,665,625
Intelsat Luxembourg SA, Gtd. Notes, PIK (Luxembourg)(a)	Caa3	11.50%	02/04/17	1,781	1,930,429
Intelsat Subsidiary Holding Co. Ltd., Gtd. Notes (Bermuda)	B3	8.875%	01/15/15	5,200	5,382,000
LIN Television Corp., Gtd. Notes	Ba3	8.375%	04/15/18	4,650	4,911,562
Nielsen Finance LLC / Nielsen Finance Co., Gtd. Notes	Caa1	11.50%	05/01/16	2,500	2,837,500
Nielsen Finance LLC / Nielsen Finance Co., Gtd. Notes	Caa1	12.50%	08/01/16	1,500	1,501,875
Nielsen Finance LLC / Nielsen Finance Co., Gtd. Notes, 144A	Caa1	7.75%	10/15/18	2,825	2,804,293
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.25%	11/01/17	3,000	3,217,500
Sinclair Television Group, Inc., Sr. Notes, 144A	B2	8.375%	10/15/18	1,800	1,813,500
Umbrella Acquisition, Inc., Gtd. Notes, PIK, 144A	Caa2	9.75%	03/15/15	1,900	1,819,250

					56,761,353

Metals & Mining — 1.0%
Metals USA, Inc., Sr. Sec’d. Notes	B3	11.125%	12/01/15	5,750	6,095,000
Novelis, Inc., Gtd. Notes (Canada)	B1	7.25%	02/15/15	7,000	7,122,500

					13,217,500

Non Captive — Consumer — 0.8%
American General Finance Corp., Sr. Sec’d. Notes, MTN	B3	5.40%	12/01/15	4,000	3,220,000
American General Finance Corp., Sr. Sec’d. Notes, MTN	B3	6.90%	12/15/17	5,500	4,592,500
SLM Corp., Sr. Sec’d. Notes, MTN	Ba1	8.00%	03/25/20	2,425	2,406,395

					10,218,895

Non Captive — Diversified — 4.1%
Ally Financial, Inc., Gtd. Notes, 144A	B3	8.00%	03/15/20	3,000	3,277,500
CIT Group, Inc., Sr. Sec’d. Notes	B3	7.00%	05/01/13	5,186	5,211,930
CIT Group, Inc., Sr. Sec’d. Notes(a)	B3	7.00%	05/01/14	3,000	2,992,056
CIT Group, Inc., Sr. Sec’d. Notes	B3	7.00%	05/01/16	5,000	4,924,924

CIT Group, Inc., Sr. Sec’d. Notes	B3	7.00%	05/01/17	4,104	4,017,078
GMAC, Inc., Gtd. Notes, 144A	B3	8.30%	02/12/15	14,000	15,260,000
International Lease Finance Corp., Sr. Sec’d. Notes, MTN	B1	5.55%	09/05/12	1,000	1,001,250
International Lease Finance Corp., Sr. Sec’d. Notes, MTN	B1	5.75%	06/15/11	2,650	2,663,250
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.75%	09/01/16	2,500	2,675,000
International Lease Finance Corp., Sr. Unsec’d. Notes, 144A(a)	B1	8.625%	09/15/15	4,000	4,280,000
International Lease Finance Corp., Sr. Unsec’d. Notes, 144A	B1	8.75%	03/15/17	4,500	4,826,250
KKR Group Finance Co., Gtd. Notes, 144A	NR	6.375%	09/29/20	3,000	3,063,888

					54,193,126

Oil & Gas — 2.4%
Antero Resources Finance Corp., Gtd. Notes	Caa1	9.375%	12/01/17	2,250	2,390,625
Bill Barrett Corp., Gtd. Notes	B1	9.875%	07/15/16	2,250	2,458,125
Brigham Exploration Co., Gtd. Notes, 144A	Caa2	8.75%	10/01/18	700	721,000
Chesapeake Energy Corp., Gtd. Notes	Ba3	9.50%	02/15/15	2,500	2,893,750
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	7.50%	05/15/15	3,625	3,688,438
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	9.50%	05/15/16	500	540,000
Citgo Petroleum Corp., Sr. Sec’d. Notes, 144A	Ba2	11.50%	07/01/17	750	830,625
Comstock Resources, Inc., Gtd. Notes	B2	8.375%	10/15/17	1,500	1,546,875
Forbes Energy Services LLC / Forbes Energy Capital, Inc., Sec’d. Notes	Caa1	11.00%	02/15/15	1,000	910,000
Gibson Energy ULC / GEP Midstream Finance Corp., Gtd. Notes (Canada)	B3	10.00%	01/15/18	1,000	985,000
Global Geophysical Services, Inc., Gtd. Notes, 144A	B3	10.50%	05/01/17	1,250	1,271,875
Helix Energy Solutions Group, Inc., Gtd. Notes, 144A	B3	9.50%	01/15/16	1,250	1,265,625
Key Energy Services, Inc., Gtd. Notes	B1	8.375%	12/01/14	1,250	1,318,750
NFR Energy LLC / NFR Energy Finance Corp., Gtd. Notes, 144A	Caa1	9.75%	02/15/17	1,250	1,250,000
Parker Drilling Co., Gtd. Notes	B1	9.125%	04/01/18	1,250	1,268,750
Penn Virginia Corp., Sr. Notes	B2	10.375%	06/15/16	3,225	3,531,375
Quicksilver Resources, Inc., Gtd. Notes	B2	11.75%	01/01/16	1,450	1,700,125
W&T Offshore, Inc., Gtd. Notes, 144A	Caa1	8.25%	06/15/14	1,500	1,440,000
Western Refining, Inc., Sr. Sec’d. Notes, 144A	B3	11.25%	06/15/17	1,250	1,175,000

					31,185,938

Other Industrials — 0.2%
Altra Holdings, Inc., Sr. Sec’d. Notes	B1	8.125%	12/01/16	1,000	1,040,000
Thermon Industries, Inc., Sr. Sec’d. Notes, 144A	B1	9.50%	05/01/17	1,085	1,133,825

					2,173,825

Packaging — 2.9%
Ardagh Packaging Finance PLC, Gtd. Notes, 144A (Ireland)	B3	9.125%	10/15/20	4,625	4,778,250
Ball Corp., Gtd. Notes	Ba1	6.75%	09/15/20	1,200	1,272,000
Berry Plastics Corp., Gtd. Notes	Caa2	10.25%	03/01/16	3,000	2,790,000
Berry Plastics Corp., Sec’d. Notes	Caa1	8.875%	09/15/14	2,000	1,945,000
Berry Plastics Corp., Sr. Sec’d. Notes	B1	8.25%	11/15/15	1,000	1,030,000
Berry Plastics Corp., Sr. Sec’d. Notes	Caa1	9.50%	05/15/18	4,000	3,760,000
Crown Americas LLC / Crown Americas Capital Corp., Gtd. Notes	Ba3	7.75%	11/15/15	5,975	6,221,469
Graham Packaging Co. LP / GPC Capital Corp. I, Gtd. Notes, 144A	Caa1	8.25%	01/01/17	4,000	4,060,000
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.75%	02/01/17	1,000	1,031,250
Plastipak Holdings, Inc., Sr. Notes, 144A	B3	8.50%	12/15/15	2,000	2,070,000
Plastipak Holdings, Inc., Sr. Notes, 144A	B3	10.625%	08/15/19	1,755	1,948,050
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, Gtd. Notes, 144A	Caa1	8.50%	05/15/18	5,000	4,887,500

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A(a)	B1	7.75%	10/15/16	2,000	2,035,000

					37,828,519

Paper — 2.0%
ABI Escrow Corp., Sr. Sec’d. Notes, 144A	B1	10.25%	10/15/18	2,175	2,213,063
Cascades, Inc., Gtd. Notes (Canada)	Ba3	7.75%	12/15/17	3,000	3,127,500
Georgia-Pacific LLC, Debs.	Ba3	7.70%	06/15/15	1,450	1,605,875
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba2	7.00%	01/15/15	2,325	2,418,000
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Ba3	8.00%	01/15/24	2,000	2,245,000
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Ba3	8.875%	05/15/31	1,350	1,539,000
Graphic Packaging International, Inc., Gtd. Notes	B3	7.875%	10/01/18	2,500	2,568,750
Graphic Packaging International, Inc., Gtd. Notes	B3	9.50%	06/15/17	2,500	2,662,500
NewPage Corp., Sr. Sec’d. Notes	B2	11.375%	12/31/14	9,750	8,823,750

					27,203,438

Paper & Forest Products — 0.3%
Verso Paper Holdings LLC / Verso Paper, Inc., Sec’d. Notes	B2	9.125%	08/01/14	3,500	3,508,750

Pharmaceuticals — 1.7%
Elan Finance PLC / Elan Finance Corp., Gtd. Notes, 144A (Ireland)	B2	8.75%	10/15/16	3,500	3,535,000
Mylan, Inc., Gtd. Notes, 144A	B1	7.625%	07/15/17	1,600	1,702,000
Mylan, Inc., Gtd. Notes, 144A	B1	7.875%	07/15/20	3,200	3,428,000
Quintiles Transnational Corp., Sr. Notes, PIK, 144A	B3	9.50%	12/30/14	3,300	3,390,750
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	7.00%	10/01/20	2,775	2,837,438
Warner Chilcott Co LLC / Warner Chilcott Finance LLC, Gtd. Notes, 144A (Ireland)	B3	7.75%	09/15/18	6,900	7,089,750

					21,982,938

Pipelines — 0.1%
Crosstex Energy LP / Crosstex Energy Finance Corp., Gtd. Notes	B3	8.875%	02/15/18	1,000	1,047,500

Refining — 0.2%
Petroplus Finance Ltd., Sr. Sec’d. Notes, 144A (Bermuda)	B2	6.75%	05/01/14	3,270	2,992,050

Restaurants — 0.3%
Landry’s Restaurants, Inc., Sr. Sec’d. Notes	B3	11.625%	12/01/15	2,250	2,373,750
Roadhouse Financing, Inc., Sr. Sec’d. Notes, 144A	B2	10.75%	10/15/17	1,600	1,640,000

					4,013,750

Retail — 0.9%
CKE Restaurants, Inc., Sr. Sec’d. Notes, 144A	B2	11.375%	07/15/18	1,250	1,281,250
Games Merger Corp., Sr. Notes, 144A	B3	11.00%	06/01/18	500	540,000
Inergy LP / Inergy Finance Corp., Gtd. Notes	Ba3	8.25%	03/01/16	1,250	1,312,500
Nebraska Book Co., Inc., Gtd. Notes	Caa1	8.625%	03/15/12	100	95,500
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.125%	04/15/17	1,325	1,371,375
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.375%	10/15/20	1,000	1,035,000
Rite Aid Corp., Gtd. Notes	Caa3	9.50%	06/15/17	2,750	2,310,000
Rite Aid Corp., Sr. Sec’d. Notes	Caa2	7.50%	03/01/17	2,500	2,303,125
Rite Aid Corp., Sr. Sec’d. Notes	B3	9.75%	06/12/16	750	801,563
Suburban Propane Partners LP / Suburban Energy Finance Corp., Sr. Unsec’d. Notes	Ba3	7.375%	03/15/20	550	584,375

					11,634,688

Retailers — 1.2%
Neiman Marcus Group, Inc. (The), Gtd. Notes, PIK	Caa1	9.00%	10/15/15	2,000	2,077,500
Pantry, Inc. (The), Gtd. Notes	Caa1	7.75%	02/15/14	900	902,250
Sears Holding Corp., Sr. Sec’d. Notes, 144A	Ba1	6.625%	10/15/18	6,525	6,525,000
Susser Holdings LLC / Susser Finance Corp., Gtd. Notes	B2	8.50%	05/15/16	3,930	4,087,200
Toys R Us Property Co. LLC, Sr. Sec’d. Notes, 144A	Ba1	8.50%	12/01/17	2,500	2,643,750

					16,235,700

Semiconductors — 0.1%
Amkor Technology, Inc., Sr. Unsec’d. Notes, 144A	Ba3	7.375%	05/01/18	1,200	1,215,000

Supermarkets — 0.8%
Albertson’s, Inc., Unsec’d. Notes	Ba3	7.45%	08/01/29	810	656,100
Albertson’s, Inc., Unsec’d. Notes	Ba3	7.75%	06/15/26	1,395	1,182,262

American Stores Co., Sr. Sec’d. Notes, MTN	Ba3	7.10%	03/20/28	90	69,300
American Stores Co., Sr. Unsec’d. Notes	Ba3	7.90%	05/01/17	200	193,500
American Stores Co., Sr. Unsec’d. Notes	Ba3	8.00%	06/01/26	1,598	1,343,897
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%	05/15/17	3,000	3,232,500
SUPERVALU, Inc., Sr. Unsec’d. Notes	Ba3	7.50%	11/15/14	2,000	2,010,000
SUPERVALU, Inc., Sr. Unsec’d. Notes	Ba3	8.00%	05/01/16	2,450	2,468,375

					11,155,934

Technology — 5.9%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	Ba3	8.125%	12/15/17	6,000	6,330,000
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes, 144A	Ba3	7.75%	08/01/20	1,600	1,652,000
Avaya, Inc., Gtd. Notes	Caa2	9.75%	11/01/15	4,900	4,618,250
DuPont Fabros Technology LP, Gtd. Notes	Ba2	8.50%	12/15/17	7,450	7,990,125
Fidelity National Information Services, Inc., Gtd. Notes, 144A	Ba2	7.625%	07/15/17	750	800,625
First Data Corp., Gtd. Notes	Caa1	9.875%	09/24/15	4,900	4,005,750
Freescale Semiconductor, Inc., Gtd. Notes	Caa3	10.125%	12/15/16	3,100	2,821,000
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	B2	9.25%	04/15/18	3,200	3,328,000
Interactive Data Corp., Gtd. Notes, 144A	Caa1	10.25%	08/01/18	9,181	9,731,860
Lender Processing Services, Inc., Gtd. Notes	Ba2	8.125%	07/01/16	895	964,362
NXP BV / NXP Funding LLC, Gtd. Notes (Netherlands)	Caa3	9.50%	10/15/15	3,500	3,587,500
NXP BV / NXP Funding LLC, Sr. Sec’d. Notes, 144A (Netherlands)	Caa1	9.75%	08/01/18	6,050	6,443,250
Seagate Technology HDD Holdings, Gtd. Notes (Cayman Islands)	Ba1	6.80%	10/01/16	500	510,000
Seagate Technology International, Sec’d. Notes, 144A (Cayman Islands)	Baa3	10.00%	05/01/14	2,750	3,245,000
Sensata Technologies BV, Gtd. Notes (Netherlands)	Caa1	8.00%	05/01/14	2,206	2,283,210
Sungard Data Systems, Inc., Gtd. Notes	Caa1	9.125%	08/15/13	5,500	5,616,875
Sungard Data Systems, Inc., Gtd. Notes	Caa1	10.625%	05/15/15	4,225	4,710,875
TransUnion LLC / TransUnion Financing Corp., Gtd. Notes, 144A	B3	11.375%	06/15/18	5,100	5,801,250
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba1	12.75%	10/15/14	1,600	1,904,000
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba2	14.25%	09/15/15	1,400	1,666,000

					78,009,932

Telecommunications — 1.0%
Cincinnati Bell, Inc., Gtd. Notes	B2	8.25%	10/15/17	1,150	1,161,500
Cricket Communications, Inc., Gtd. Notes	B3	9.375%	11/01/14	1,250	1,293,750
DigitalGlobe, Inc., Sr. Sec’d. Notes	Ba3	10.50%	05/01/14	1,500	1,668,750
Level 3 Financing, Inc., Gtd. Notes	Caa1	9.25%	11/01/14	2,000	1,880,000
Nextel Communications, Inc., Gtd. Notes	Ba2	7.375%	08/01/15	1,250	1,256,250
NII Capital Corp., Gtd. Notes	B1	8.875%	12/15/19	1,250	1,389,063
PAETEC Holding Corp., Sr. Sec’d. Notes	B1	8.875%	06/30/17	1,250	1,306,250
Telesat Canada / Telesat LLC, Sr. Sub. Notes (Canada)	Caa1	12.50%	11/01/17	400	473,000
Telesat Canada / Telesat LLC, Sr. Unsec’d. Notes (Canada)	Caa1	11.00%	11/01/15	2,625	2,966,250

					13,394,813

Textile — 0.2%
Phillips-Van Heusen Corp., Sr. Unsec’d. Notes(a)	B2	7.375%	05/15/20	2,000	2,107,500

Transportation — 0.9%
Commercial Barge Line Co., Sr. Sec’d. Notes	B2	12.50%	07/15/17	1,000	1,100,000
General Maritime Corp., Gtd. Notes (Marshall Island)	Caa1	12.00%	11/15/17	1,100	1,160,500
Hertz Corp. (The), Gtd. Notes, 144A	B2	7.50%	10/15/18	4,000	4,000,000
Kansas City Southern de Mexico SA de CV, Sr. Unsec’d. Notes, 144A (Mexico)	B2	8.00%	02/01/18	1,250	1,343,750
Navios Maritime Holdings, Inc. / Navios Maritime Finance US, Inc., Sr. Sec’d. Notes, 144A (Marshall Island)	Ba3	8.875%	11/01/17	1,450	1,529,750
Quality Distribution LLC / QD Capital Corp., Gtd. Notes	B-(d)	10.00%	06/01/13	1,000	1,000,000
RailAmerica, Inc., Sr. Sec’d. Notes	B1	9.25%	07/01/17	1,425	1,562,156

					11,696,156

Wireless — 3.3%
Clearwire Communications LLC / Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	Caa1	12.00%	12/01/15	7,275	7,846,313
Crown Castle International Corp., Sr. Unsec’d. Notes	B1	9.00%	01/15/15	2,400	2,646,000
MetroPCS Wireless, Inc., Gtd. Notes	B2	9.25%	11/01/14	3,000	3,142,500

SBA Telecommunications, Inc., Gtd. Notes	Ba3	8.00%	08/15/16	2,500	2,687,500
Sprint Capital Corp., Gtd. Notes	Ba3	6.90%	05/01/19	7,000	7,035,000
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba3	6.00%	12/01/16	3,790	3,742,625
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba3	8.375%	08/15/17	4,550	4,936,750
Wind Acquisition Finance SA, Sec’d. Notes, 144A (Luxembourg)	B2	11.75%	07/15/17	9,000	10,085,625
Wind Acquisition Finance SA, Sec’d. Notes, 144A (Luxembourg)	B2	12.00%	12/01/15	1,300	1,376,375

					43,498,688

Wirelines — 1.5%
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.125%	10/01/18	3,000	3,277,500
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.50%	04/15/20	2,175	2,400,656
Qwest Communications International, Inc., Gtd. Notes, 144A	Ba2	7.125%	04/01/18	4,500	4,725,000
Windstream Corp., Gtd. Notes	Ba3	7.875%	11/01/17	5,400	5,629,500
Windstream Corp., Gtd. Notes	Ba3	8.625%	08/01/16	3,250	3,436,875

					19,469,531

TOTAL CORPORATE BONDS (cost $1,152,159,634)					1,187,404,455

	Shares
COMMON STOCKS

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, 144A*	15,000	34,070

Gas Pipelines
SemGroup Corp. (Class A Stock)*	—	8

Mineral Resources
Zemex Minerals	368	4

TOTAL COMMON STOCKS (cost $748,800)		34,082

PREFERRED STOCK — 0.2%

Banking — 0.2%
Citigroup Capital XIII, 7.875% (cost $2,681,670)	106,400	2,660,000

	Units
WARRANTS(l)*

Gas Pipelines
SemGroup Corp. (Class A Stock), expiring 11/30/14	6,959	11,768

Paper
Smurfit Kappa Funding PLC, Expiring 10/01/13, 144A(g)	900	9,034

TOTAL WARRANTS (cost $0)		20,802

TOTAL LONG-TERM INVESTMENTS (cost $1,180,480,966)		1,214,954,640

SHORT-TERM INVESTMENT — 29.5%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND

Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $390,371,043; includes $52,828,057 of cash collateral for securities on loan)(b)(w)	390,371,043	390,371,043

TOTAL INVESTMENTS—121.4% (cost $1,570,852,009)(o)		1,605,325,683

Liabilities in excess of other assets(x) — (21.4)%		(282,829,948)

NET ASSETS — 100.0%		$1,322,495,735

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-Kind

†	The ratings reflected are as of September 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount are shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $52,076,156; cash collateral of $52,828,057 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2010.

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2010.

(o)	As of September 30, 2010, four securities representing $34,076 and 0.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized appreciation on credit default swap agreements as follows:

Credit default swap agreements outstanding at September 30, 2010:

		Notional				Upfront
	Termination	Amount	Fixed		Fair	Premiums	Unrealized
Counterparty	Date	(000)(3)#	Rate	Reference Entity/Obligation	Value(2)	Paid (Received)	Appreciation(4)(5)
Credit default swaps on credit indices — Sell Protection(1)
Barclays Bank PLC	12/20/15	$50,000	5.00%	Dow Jones CDX NA IG15 V1	$(1,294,898)	$(1,551,269)	$256,371
Citigroup, Inc.	12/20/15	35,000	5.00%	Dow Jones CDX NA IG15 V1	(868,020)	(1,146,624)	278,604

					$(2,162,918)	$(2,697,893)	$534,975

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2010.

(5)	Cash of $830,000 has been segregated to cover requirements for open swap agreements as of September 30, 2010.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$—	$—	$34,082
Preferred Stocks	2,660,000	—	—
Warrants	—	20,802	—
Bank Loans	—	24,835,301	—
Corporate Bonds	—	1,187,404,453	2
Affiliated Money Market Mutual Fund	390,371,043	—	—
Other Financial Instuments*
Credit Default Swaps	—	534,975	—

Total	$393,031,043	$1,212,795,531	$34,084

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common		Asset-Backed
	Stocks	Warrants	Securities

Balance as of 12/31/09	$205,140	$31,316	$19,181,770
Accrued discounts/premiums	—	—	—
Realized gain (loss)	(2,429,998)	—	450,034
Change in unrealized appreciation (depreciation)**	2,394,091	—	(511,269)
Purchases	—	—	—
Sales	(135,151)	—	(19,120,535)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(31,316)	—

Balance as of 9/30/10	$34,082	$—	$—

	Corporate	Commercial
	Bonds	Mortgaged-Backed
Balance as of 12/31/09	$—	$2,775,610
Accrued discounts/premiums	—	17,680
Realized gain (loss)	—	55,115
Change in unrealized appreciation (depreciation)**	2	(1,927)
Purchases	—	—
Sales	—	(2,846,478)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/10	$2	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	Of which, $(828) was included in Net Assets relating to securities held at the reporting period end.

AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.6%

AFFILIATED MUTUAL FUNDS — 90.9%

AST Federated Aggressive Growth Portfolio	2,745,345	$22,621,646
AST Goldman Sachs Concentrated Growth Portfolio	2,454,878	61,617,442
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,678,290	8,324,319
AST International Growth Portfolio	7,387,086	79,189,567
AST International Value Portfolio	3,443,671	50,725,280
AST Jennison Large-Cap Growth Portfolio	3,380,017	36,774,582
AST Jennison Large-Cap Value Portfolio	2,792,654	30,076,879
AST Large-Cap Value Portfolio	9,708,045	117,273,184
AST Marsico Capital Growth Portfolio	2,897,740	49,406,470
AST MFS Growth Portfolio	7,024,574	61,324,533
AST Mid-Cap Value Portfolio	620,420	6,539,229
AST Money Market Portfolio	7,382,035	7,382,035
AST Neuberger Berman Mid-Cap Growth Portfolio*	448,477	8,444,820
AST PIMCO Total Return Bond Portfolio	13,151,989	162,032,508
AST Small-Cap Growth Portfolio	1,290,791	22,098,349
AST Small-Cap Value Portfolio	1,860,555	21,861,519
AST T. Rowe Price Large-Cap Growth Portfolio*	3,367,999	37,149,028
AST Value Portfolio	6,208,922	48,057,054
AST Western Asset Core Plus Bond Portfolio	6,550,040	69,495,920

TOTAL AFFILIATED MUTUAL FUNDS(w) (cost $869,147,294)		900,394,364

COMMON STOCKS — 9.7%

Exchange Traded Funds
iShares Dow Jones U.S. Real Estate Index Fund	69,836	3,692,928
iShares MSCI Emerging Markets Index Fund	1,032,400	46,220,548
iShares S&P Latin America 40 Index Fund	519,328	26,246,837
PowerShares QQQ Nasdaq 100	403,580	19,807,706

TOTAL COMMON STOCKS (cost $87,708,677)		95,968,019

TOTAL INVESTMENTS — 100.6% (cost $956,855,971)		996,362,383

Liabilities in excess of other assets — (0.6)%		(6,259,946)

NET ASSETS — 100.0%		$990,102,437

The following abbreviation is used in the Portfolio descriptions:

MSCI	Morgan Stanley Capital International

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$95,968,019	$—	$—
Affiliated Mutual Funds	900,394,364	—	—

Total	$996,362,383	$—	$—

AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.3%

AFFILIATED MUTUAL FUNDS — 92.4%

AST Federated Aggressive Growth Portfolio	2,676,641	$22,055,523
AST Goldman Sachs Concentrated Growth Portfolio	2,292,592	57,544,061
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,562,359	7,749,300
AST International Growth Portfolio	8,971,988	96,179,713
AST International Value Portfolio	5,653,470	83,275,609
AST Jennison Large-Cap Growth Portfolio	3,160,483	34,386,052
AST Jennison Large-Cap Value Portfolio	2,523,622	27,179,412
AST Large-Cap Value Portfolio	9,056,616	109,403,927
AST Marsico Capital Growth Portfolio	2,704,553	46,112,637
AST MFS Growth Portfolio	6,560,272	57,271,172
AST Mid-Cap Value Portfolio	577,363	6,085,402
AST Money Market Portfolio	64,916,943	64,916,943
AST Neuberger Berman Mid-Cap Growth Portfolio*	417,305	7,857,845
AST PIMCO Total Return Bond Portfolio	30,335,638	373,735,056
AST Small-Cap Growth Portfolio	1,255,660	21,496,895
AST Small-Cap Value Portfolio	3,354,731	39,418,089
AST T. Rowe Price Large-Cap Growth Portfolio*	3,144,344	34,682,114
AST Value Portfolio	5,907,014	45,720,287
AST Western Asset Core Plus Bond Portfolio	15,119,541	160,418,330

TOTAL AFFILIATED MUTUAL FUNDS(w) (cost $1,235,174,667)		1,295,488,367

COMMON STOCKS — 7.9%

Exchange Traded Funds
iShares Dow Jones U.S. Real Estate Index Fund	78,753	4,164,459
iShares MSCI Emerging Markets Index Fund	1,112,034	49,785,762
iShares S&P Latin America 40 Index Fund	649,816	32,841,700
PowerShares QQQ Nasdaq 100	477,758	23,448,363

TOTAL COMMON STOCKS (cost $99,915,806)		110,240,284

TOTAL INVESTMENTS — 100.3% (cost $1,335,090,473)		1,405,728,651

Liabilities in excess of other assets — (0.3)%		(3,930,672)

NET ASSETS — 100.0%		$1,401,797,979

The following abbreviation is used in the Portfolio descriptions:

MSCI	Morgan Stanley Capital International

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$110,240,284	$—	$—
Affiliated Mutual Funds	1,295,488,367	—	—

Total	$1,405,728,651	$—	$—

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.0%

COMMON STOCKS — 95.0%

Argentina — 0.6%
MercadoLibre, Inc.*(a)	213,700	$15,424,866

Belgium — 1.2%
Anheuser-Busch InBev NV	383,498	22,559,013
Colruyt SA	26,156	6,913,936

		29,472,949

Bermuda — 1.0%
Credicorp Ltd.(a)	59,674	6,796,869
Seadrill Ltd.	611,627	17,669,236

		24,466,105

Brazil — 6.1%
Anhanguera Educacional Participacoes SA	418,000	7,411,348
BM&FBOVESPA SA	1,234,900	10,334,624
BR Malls Participacoes SA	2,642,600	21,818,630
OGX Petroleo e Gas Participacoes SA*	4,370,600	56,879,794
PDG Realty SA Empreendimentos e Participacoes	3,279,065	38,992,191
Vale SA, ADR(a)	474,200	14,828,234
Weg SA	121,100	1,331,957

		151,596,778

Canada — 3.2%
Brookfield Asset Management, Inc. (Class A Stock)	562,163	15,948,564
Canadian National Railway Co. (NYSE)	467,283	29,915,458
Canadian National Railway Co. (TSX)	58,200	3,721,995
Pacific Rubiales Energy Corp.*	268,462	7,548,455
Teck Resources Ltd. (Class B Stock)	356,062	14,645,295
Tim Hortons, Inc.	181,343	6,605,827

		78,385,594

Cayman Islands — 1.1%
Baidu, Inc., ADR*	140,605	14,428,885
Ctrip.com International Ltd., ADR*(a)	250,866	11,978,852

		26,407,737

Chile — 0.8%
Banco Santander Chile SA, ADR(a)	107,173	10,347,553
Lan Airlines SA	287,742	8,451,696

		18,799,249

China — 3.8%
Alibaba.Com Ltd.*	3,580,500	7,457,404
China Shenhua Energy Co. Ltd. (Class H Stock)	3,516,500	14,548,503
China Vanke Co. Ltd. (Class B Stock)	3,159,195	3,994,368
Dongfeng Motor Group Co. Ltd. (Class H Stock)	6,318,000	12,931,019
Industrial & Commercial Bank of China Ltd. (Class H Stock)	19,892,000	14,818,660
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	1,951,000	19,915,219
Tencent Holdings Ltd.	675,500	14,765,693
Weichai Power Co. Ltd. (Class H Stock)	587,000	6,203,755

		94,634,621

Denmark — 2.5%
Coloplast A/S (Class B Stock)	61,651	7,369,746
Novo Nordisk A/S (Class B Stock)	376,575	37,369,565
Novozymes A/S (Class B Stock)	141,383	17,987,100

		62,726,411

Finland — 0.6%
Kone Oyj (Class B Stock)	279,749	14,453,864

France — 8.1%
Accor SA	677,690	24,745,654
BNP Paribas	450,857	32,065,340
Cie Generale d’Optique Essilor International SA	145,347	10,000,359
Cie Generale des Etablissements Michelin (Class B Stock)	195,037	14,839,020
EDF Energies Nouvelles SA	83,194	3,188,079
Hermes International	54	12,331
L’Oreal SA	121,262	13,634,825
LVMH Moet Hennessy Louis Vuitton SA	103,821	15,229,080
Pernod-Ricard SA	182,254	15,218,062
Publicis Groupe SA	461,714	21,929,432
Schneider Electric SA	391,712	49,667,548

		200,529,730

Germany — 9.2%
Adidas AG	314,586	19,474,535
BASF SE	936,114	59,028,755
Daimler AG*	728,982	46,171,311
Infineon Technologies AG*	1,190,305	8,244,867
MAN SE	93,737	10,217,862
Metro AG	224,603	14,620,598
SAP AG	274,980	13,602,052
Siemens AG	340,926	35,986,995
ThyssenKrupp AG	569,042	18,555,886

		225,902,861

Hong Kong — 4.6%
CNOOC Ltd.	20,093,100	38,949,100
Hang Lung Properties Ltd.	2,910,000	14,214,607
Li & Fung Ltd.	10,772,400	60,603,731

		113,767,438

India — 2.5%
HDFC Bank Ltd., ADR(a)	39,592	7,299,577
ICICI Bank Ltd., ADR	819,087	40,831,487
Infosys Technologies Ltd.	202,805	13,767,812

		61,898,876

Indonesia — 0.7%
Astra International Tbk PT	580,000	3,684,706
Bank Rakyat Indonesia	7,792,100	8,730,644
Indofood Sukses Makmur Tbk PT	8,950,500	5,465,572

		17,880,922

Israel — 1.8%
Teva Pharmaceutical Industries Ltd., ADR	838,770	44,245,117

Italy — 0.8%
Saipem SpA	467,653	18,730,601

Japan — 12.0%
Canon, Inc.	1,105,300	51,570,957
Daikin Industries Ltd.	377,900	14,214,255
FamilyMart Co. Ltd.	532,500	19,091,669
Fanuc Ltd.	122,700	15,624,114
Honda Motor Co. Ltd.	825,000	29,282,163
Keyence Corp.	47,300	10,289,506
Komatsu Ltd.	948,400	22,017,240
Marubeni Corp.	4,166,000	23,554,768
Mitsubishi UFJ Financial Group, Inc.	1,350,800	6,294,456
Mizuho Financial Group, Inc.	12,849,500	18,778,618
Murata Manufacturing Co. Ltd.	123,200	6,493,531
Nippon Electric Glass Co. Ltd.	716,000	9,760,518
Nitori Co. Ltd.	70,200	5,869,621
Panasonic Corp.	1,090,500	14,774,263
Softbank Corp.	446,900	14,620,076
Sumitomo Mitsui Financial Group, Inc.	465,500	13,561,284
Yahoo! Japan Corp.	57,347	19,811,781

		295,608,820

Luxembourg — 0.8%
Millicom International Cellular SA(a)	216,015	20,726,639

Malaysia — 0.4%
CIMB Group Holdings Bhd	3,472,200	9,189,464

Mexico — 0.9%
America Movil SAB de CV (Class L Stock), ADR	260,254	13,879,346
Wal-Mart de Mexico SAB de CV (Class V Stock)	3,268,800	8,222,809

		22,102,155

Netherlands — 0.2%
Core Laboratories NV(a)	69,087	6,082,419

Norway — 0.6%
Statoil ASA	727,700	15,182,199

Singapore — 1.4%
CapitaLand Ltd.	6,057,000	18,699,278
CapitaMalls Asia Ltd.	3,309,000	5,434,902
Jardine Cycle & Carriage Ltd.	343,000	10,250,095

		34,384,275

South Africa — 2.8%
Aspen Pharmacare Holdings Ltd.*	460,276	6,207,230
MTN Group Ltd.	1,899,542	34,337,691
Naspers Ltd. (Class N Stock)	167,678	8,198,366
Shoprite Holdings Ltd.	468,985	6,657,734
Standard Bank Group Ltd.	437,486	6,966,887
Truworths International Ltd.	681,800	6,847,100

		69,215,008

South Korea — 0.9%
Hyundai Motor Co.	158,962	21,329,696

Spain — 5.2%
Banco Bilbao Vizcaya Argentaria SA	3,245,851	43,828,767
Banco Santander SA	1,387,875	17,627,984
Industria de Diseno Textil SA	796,133	63,242,182
Tecnicas Reunidas SA	82,548	4,400,632

		129,099,565

Sweden — 1.1%
Assa Abloy AB (Class B Stock)	433,733	10,939,285
Atlas Copco AB (Class A Stock)	602,070	11,620,956
Hexagon AB (Class B Stock)	163,538	3,508,363

		26,068,604

Switzerland — 5.3%
Compagnie Financiere Richemont SA (Class A Stock)	321,748	15,490,661
Credit Suisse Group AG	640,983	27,396,617
Nestle SA	658,609	35,086,940
Sika AG	2,163	3,990,759
Swatch Group AG (The)	95,643	35,983,531
Zurich Financial Services AG	56,709	13,290,676

		131,239,184

Taiwan — 0.7%
Hon Hai Precision Industry Co. Ltd.	775,982	2,918,486
HTC Corp.	612,250	13,894,507

		16,812,993

Turkey — 0.5%
Turkiye Garanti Bankasi A/S	1,989,172	11,550,962

United Kingdom — 13.6%
Admiral Group PLC	265,927	6,959,603
Aggreko PLC	282,886	6,976,830
AMEC PLC	549,329	8,508,567
Amlin PLC	807,320	5,089,345
Autonomy Corp. PLC*	766,024	21,816,606
Barclays PLC	3,015,960	14,194,314
BHP Billiton PLC	307,621	9,785,613
Cairn Energy PLC*	1,392,660	9,923,506
Centrica PLC	1,440,015	7,317,931
Compass Group PLC	2,566,168	21,385,405
HSBC Holdings PLC	2,148,375	21,767,914
Johnson Matthey PLC	275,409	7,623,090
Kingfisher PLC	1,056,086	3,885,377
Lloyds Banking Group PLC*	10,883,944	12,672,687
NEXT PLC	329,741	11,478,621
Petrofac Ltd.	491,660	10,604,310
Reckitt Benckiser Group PLC	401,930	22,104,950
Rolls-Royce Group PLC*	2,961,891	28,079,758
Standard Chartered PLC	1,118,548	32,085,027
Tesco PLC	3,321,489	22,123,085
Tullow Oil PLC	1,631,391	32,649,347
Vedanta Resources PLC	244,100	8,301,808
Vodafone Group PLC	3,892,561	9,606,355

		334,940,049

TOTAL COMMON STOCKS (cost $2,043,386,505)		2,342,855,751

	Units
RIGHTS(l)*

France
Cie Generale des Etablissements Michelin, expiring 10/13/10 (France) (cost $0)	195,037	544,532

TOTAL LONG-TERM INVESTMENTS (cost $2,043,386,505)		2,343,400,283

	Shares
SHORT-TERM INVESTMENT — 5.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $140,701,688; includes $48,539,006 of cash collateral for securities on loan)(b)(w)	140,701,688	140,701,688

TOTAL INVESTMENTS — 100.7% (cost $2,184,088,193)		2,484,101,971

Liabilities in excess of other assets(x) — (0.7)%		(18,055,390)

NET ASSETS — 100.0%		$2,466,046,581

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

TSX	Toronto Stock Exchange

NYSE	New York Stock Exchange

CHF	Swiss Franc

JPY	Japanese Yen

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $47,594,428; cash collateral of $48,539,006 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(I)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2010.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized depreciation on forward foreign currency exchange contracts as follows:
Forward foreign currency exchange contracts outstanding at September 30, 2010:

			Notional
			Amount	Value at Settlement	Current	Unrealized
Sale Contracts	Counterparty		(000)	Date Receivable	Value	(Depreciation)(1)
Japanese Yen,
	Bank of New York
Expiring 12/16/10	Mellon	JPY	1,938,057	$23,039,851	$23,235,965	$(196,114)
Swiss Franc,
Expiring 12/15/10	Northern Trust Chicago	CHF	9,784	9,535,598	9,964,436	(428,838)
Expiring 12/15/10	Northern Trust Chicago	CHF	6,462	6,412,050	6,581,172	(169,122)

				$38,987,499	$39,781,573	$(794,074)

(1)	The amount represents fair value of derivative instruments subject to foreign currency exchange contracts risk exposure as of September 30, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks:
Argentina	$15,424,866	$—	$—
Belgium	29,472,949	—	—
Bermuda	24,466,105	—	—
Brazil	151,596,778	—	—
Canada	78,385,594	—	—
Cayman Islands	26,407,737	—	—
Chile	18,799,249	—	—
China	94,634,621	—	—
Denmark	62,726,411	—	—
Finland	14,453,864	—	—
France	200,529,730	—	—
Germany	225,902,861	—	—
Hong Kong	113,767,438	—	—
India	61,898,876	—	—
Indonesia	17,880,922	—	—
Israel	44,245,117	—	—
Italy	18,730,601	—	—
Japan	295,608,820	—	—
Luxembourg	20,726,639	—	—
Malaysia	9,189,464	—	—
Mexico	22,102,155	—	—
Netherlands	6,082,419	—	—
Norway	15,182,199	—	—
Singapore	34,384,275	—	—
South Africa	69,215,008	—	—
South Korea	21,329,696	—	—
Spain	129,099,565	—	—
Sweden	26,068,604	—	—
Switzerland	131,239,184	—	—
Taiwan	16,812,993	—	—
Turkey	11,550,962	—	—
United Kingdom	334,940,049	—	—
Rights — France	544,532	—	—
Affiliated Money Market Mutual Fund	140,701,688	—	—
Other Financial Instuments*
Foreign Forward Currency Contracts	—	(794,074)	—

Total	$2,484,101,971	$(794,074)	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
Fair Value of Level 2 investments at 12/31/09 was $1,677,008,068. $965,780,303 was transferred out of Level 2 into Level 1 at 9/30/10 as a result of no longer using third-party vendor modeling tools to reflect the lack of any significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.
It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2010 were as follows:

Banks	14.6%
Oil, Gas & Consumable Fuels	9.2
Retail & Merchandising	7.3
Affiliated Money Market Mutual Fund (2.0% represents investments purchased with collateral from securities on loan)	5.7
Real Estate Operation & Development	4.8
Automobile Manufacturers	4.5
Foods	4.4
Metals & Mining	4.1
Telecommunications	3.8
Distribution/Wholesale	3.7
Internet Software & Services	3.4
Pharmaceuticals	3.3
Machinery	3.2
Electronic Components	2.9
Computer Services & Software	2.6
Chemicals	2.4
Office Equipment	2.1
Insurance	1.8
Beverages	1.5
Diversified Manufacturing	1.5
Consumer Products & Services	1.5
Transportation	1.4
Aerospace & Defense	1.1
Hotels, Restaurants & Leisure	1.0
Healthcare Products	0.9
Advertising	0.9
Auto Parts & Equipment	0.8
Apparel & Textile	0.8
Building Materials	0.8
Biotechnology	0.7
Diversified Operations	0.6
Household Durables	0.6
Commercial Services	0.6
Financial Services	0.4
Airlines	0.4
Semiconductors	0.3
Media	0.3
Electronic Components & Equipment	0.3
Food	0.2
Construction & Engineering	0.2
Energy	0.1

100.7
Liabilities in excess of other assets	(0.7)

100.0%

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%

COMMON STOCKS

Australia — 5.1%
AWB Ltd.*	1,041,255	$1,489,506
Bendigo and Adelaide Bank Ltd.	709,845	6,277,807
BHP Billiton Ltd.	468,153	17,606,473
Bradken Ltd.	22,700	187,592
Caltex Australia Ltd.	601,900	6,975,364
Challenger Financial Services Group Ltd.	1,250,100	5,111,030
Downer EDI Ltd.	989,400	4,705,008
Emeco Holdings Ltd.	5,270,600	4,381,087
Goodman Fielder Ltd.	4,387,100	5,533,646
Healthscope Ltd.	430,519	2,505,025
Metcash Ltd.	1,279,328	5,403,643
National Australia Bank Ltd.	351,614	8,611,843
OneSteel Ltd.	2,592,700	7,342,488
Pacific Brands Ltd.*	3,053,600	3,305,624
Tabcorp Holdings Ltd.	1,185,500	8,020,897
Tatts Group Ltd.	1,621,200	3,745,052
Telstra Corp. Ltd.	1,763,100	4,464,795

		95,666,880

Austria — 0.2%
OMV AG	10,600	396,810
Voestalpine AG	89,100	3,282,005

		3,678,815

Belgium — 0.7%
AGFA-Gevaert NV*	768,800	5,670,049
Delhaize Group SA	111,749	8,104,598

		13,774,647

Brazil — 2.2%
BM&FBOVESPA SA	1,363,950	11,414,617
Empresa Brasileira de Aeronautica SA, ADR	220,930	6,272,203
Natura Cosmeticos SA	413,200	11,162,749
Petroleo Brasileiro SA, ADR	323,645	11,738,604

		40,588,173

Canada — 2.2%
Canadian National Railway Co.	274,130	17,531,105
Canadian Natural Resources Ltd.	308,382	10,667,038
Potash Corp. of Saskatchewan, Inc.	88,870	12,800,835

		40,998,978

China — 2.4%
China Life Insurance Co. Ltd. (Class H Stock)	1,794,000	7,086,888
China Merchants Bank Co. Ltd. (Class H Stock)	5,191,136	13,381,199
Industrial & Commercial Bank of China Ltd. (Class H Stock)	19,789,920	14,742,615
Sinopharm Group Co. (Class H Stock)	2,263,985	9,351,994

		44,562,696

Denmark — 1.7%
Danske Bank A/S*	90,200	2,176,297
H. Lundbeck A/S	80,000	1,412,892
Novo Nordisk A/S (Class B Stock)	209,163	20,756,371
Vestas Wind Systems A/S*	197,761	7,452,032

		31,797,592

Finland — 0.4%
Nokia Oyj	414,000	4,159,528
Tieto Oyj	98,000	1,950,541
Wartsila Oyj	24,800	1,618,420

		7,728,489

France — 9.9%
Air Liquide SA	106,651	13,011,149
AXA SA	238,400	4,168,116
BNP Paribas	400,485	28,482,840
Casino Guichard Perrachon SA	92,700	8,487,243
Ciments Francais SA	45,696	4,072,858
Credit Agricole SA	251,700	3,933,992
France Telecom SA	220,200	4,757,982
Lafarge SA	225,692	12,922,355
Lagardere SCA	64,700	2,527,440
LVMH Moet Hennessy Louis Vuitton SA	173,557	25,458,371
Publicis Groupe SA	179,500	8,525,479
Rallye SA	111,495	4,126,686
Renault SA*	133,000	6,843,642
Sanofi-Aventis SA	236,000	15,724,432
SCOR SE	167,900	4,012,442
Societe Generale	93,900	5,408,396
Thales SA	76,500	2,795,982
Total SA	349,200	17,996,982
Vivendi SA	400,400	10,944,216

		184,200,603

Germany — 7.5%
Allianz SE	93,100	10,521,567
Aurubis AG	39,658	1,889,802
BASF SE	132,300	8,342,471
Deutsche Bank AG	329,700	18,043,742
E.ON AG	339,900	10,022,680
Fresenius Medical Care AG & Co. KGaA	241,140	14,893,322
Hannover Rueckversicherung AG	28,800	1,324,689
MTU Aero Engines Holding AG	48,200	2,754,840
Muenchener Gesellschaft Rueckversicherungs AG	50,700	7,022,276
Rheinmetall AG	85,800	5,672,901
RWE AG	132,100	8,923,242
SAP AG	429,400	21,240,531
ThyssenKrupp AG	233,900	7,627,243
Volkswagen AG (PRFC Shares)	159,522	19,252,505
Vossloh AG	24,994	2,660,770

		140,192,581

Greece
Alpha Bank A.E.*	39,800	249,584

Guernsey — 0.4%
Amdocs Ltd.*	248,150	7,111,979

Hong Kong — 3.3%
Chaoda Modern Agriculture Holdings Ltd.	4,592,602	3,806,032
CNOOC Ltd.	10,199,881	19,771,772
Hong Kong Exchanges & Clearing Ltd.	936,558	18,444,236

Industrial & Commercial Bank of China (Asia) Ltd.	2,156,000	7,919,472
Kingboard Chemical Holdings Ltd.	989,500	5,011,999
Yue Yuen Industrial Holdings Ltd.	1,605,000	5,947,241

		60,900,752

Ireland — 0.6%
Beazley PLC	1,347,200	2,446,453
Covidien PLC	209,830	8,433,068
Irish Life & Permanent Group Holdings PLC*	206,800	391,870

		11,271,391

Israel — 1.6%
Bank Hapoalim BM*	698,900	3,198,623
Elbit Systems Ltd.	73,701	3,927,455
Elbit Systems Ltd., ADR	400	21,212
Teva Pharmaceutical Industries Ltd., ADR	430,145	22,690,149

		29,837,439

Italy — 2.5%
Banco Popolare Scarl	87,100	521,266
Enel SpA	2,269,100	12,095,020
ENI SpA	617,700	13,330,140
Finmeccanica SpA	302,800	3,597,489
Fondiaria-Sai SpA	88,800	897,031
Intesa Sanpaolo SpA	2,852,183	9,263,743
Telecom Italia SpA	5,401,300	7,547,417

		47,252,106

Japan — 15.8%
Aoyama Trading Co. Ltd.	144,900	2,339,784
Astellas Pharma, Inc.	128,400	4,637,350
Canon, Inc.	282,072	13,160,882
Chiba Bank Ltd. (The)	395,000	2,304,324
Circle K Sunkus Co. Ltd.	124,400	1,663,038
COMSYS Holdings Corp.	348,800	3,196,358
Dai-ichi Life Insurance Co. Ltd. (The)	5,470	6,604,887
Fanuc Ltd.	86,923	11,068,417
Fuji Fire & Marine Insurance Co. Ltd. (The)*	2,437,000	3,298,766
Fukuoka Financial Group, Inc.	1,127,000	4,509,080
Fuyo General Lease Co. Ltd.	132,500	3,312,500
Heiwa Corp.	344,400	4,195,673
Hitachi Capital Corp.	179,000	2,440,129
Itochu Techno-Solutions Corp.	144,900	4,731,641
JX Holdings, Inc.	623,913	3,617,320
KDDI Corp.	1,200	5,742,693
Keihin Corp.	200,100	4,118,014
Keiyo Bank Ltd. (The)	867,000	4,299,689
Komatsu Ltd.	781,819	18,150,039
Konami Corp.	185,400	3,273,594
Kyoei Steel Ltd.	82,500	1,095,981
Kyorin Holdings, Inc.	281,000	4,365,800
Kyowa Exeo Corp.	577,800	5,197,985
Marubeni Corp.	1,429,000	8,079,636
Miraca Holdings, Inc.	129,900	4,598,161
Mitsubishi Corp.	127,200	3,018,486
Mitsubishi UFJ Financial Group, Inc.	2,959,310	13,789,789
Mitsui & Co. Ltd.	373,700	5,559,840
Mizuho Financial Group, Inc.	5,805,600	8,484,466
Nichirei Corp.	1,380,000	5,851,941
Nippon Electric Glass Co. Ltd.	334,000	4,553,091
Nippon Shokubai Co. Ltd.	508,000	4,417,920
Nippon Telegraph & Telephone Corp.	204,400	8,924,748
Nishi-Nippon City Bank Ltd. (The)	1,839,000	5,264,986
Nissan Shatai Co. Ltd.	616,000	4,456,924
Nisshin Oillio Group Ltd. (The)	706,000	3,222,161
NTT DoCoMo, Inc.	4,100	6,826,785
Sankyo Co. Ltd.	65,300	3,457,427
Sankyu, Inc.	958,000	3,752,587
Seino Holdings Co. Ltd.	622,000	3,762,698
Shimachu Co. Ltd.	203,600	3,916,886
Shizuoka Gas Co. Ltd.	447,000	2,607,678
Sumitomo Corp.	957,300	12,338,941
Sumitomo Mitsui Financial Group, Inc.	501,100	14,598,409
Takeda Pharmaceutical Co. Ltd.	226,800	10,418,999
Toagosei Co. Ltd.	1,206,000	5,099,641
Toppan Forms Co. Ltd.	291,200	2,706,890
Toyo Suisan Kaisha Ltd.	29,000	597,856
Toyota Motor Corp.	476,158	17,100,164
Toyota Tsusho Corp.	12,500	184,176
Tsuruha Holdings, Inc.	76,000	3,200,048
Yokohama Rubber Co. Ltd. (The)	1,016,200	5,100,477

		293,215,755

Luxembourg — 0.5%
ArcelorMittal	259,000	8,530,469

Mexico — 1.4%
America Movil SAB de CV (Class L Stock), ADR	237,730	12,678,141
Wal-Mart de Mexico SAB de CV (Class V Stock)	5,405,620	13,598,073

		26,276,214

Netherlands — 4.9%
Aegon NV*	461,200	2,763,277
Brit Insurance Holdings NV*	114,875	1,849,679
CSM NV	88,209	2,592,013
ING Groep NV, CVA*	1,459,000	15,136,175
Koninklijke Ahold NV	453,400	6,111,758
Koninklijke DSM NV	152,300	7,802,484
Koninklijke KPN NV	314,819	4,869,021
Koninklijke Philips Electronics NV	97,933	3,078,013
Nutreco NV	79,500	5,814,509
Royal Dutch Shell PLC (Class B Stock)	978,000	28,529,737
Schlumberger Ltd.	204,889	12,623,211

		91,169,877

New Zealand — 0.1%
Air New Zealand Ltd.	1,857,800	1,731,102

Norway — 0.8%
DnB NOR ASA	284,400	3,871,049
Marine Harvest ASA	6,111,700	5,325,908
Statoil ASA	291,200	6,075,383

		15,272,340

Portugal — 0.1%
Banco Espirito Santo SA	457,600	2,117,883

Singapore — 0.3%
Hong Leong Asia Ltd.	1,721,000	4,344,704

United Overseas Bank Ltd.	47,000	654,733

		4,999,437

South Korea — 0.7%
Hyundai Motor Co.	94,209	12,641,067

Spain — 3.3%
Banco Bilbao Vizcaya Argentaria SA	447,900	6,047,999
Banco Espanol de Credito SA	684,581	6,908,898
Banco Santander SA	1,383,000	17,566,065
Repsol YPF SA	327,400	8,433,382
Telefonica SA	899,167	22,266,500

		61,222,844

Sweden — 2.3%
Boliden AB	600,400	9,094,608
Electrolux AB (Class B Stock)	205,100	5,051,162
Hennes & Mauritz AB (Class B Stock)	506,048	18,326,395
Meda AB	15,500	123,718
NCC AB (Class B Stock)	251,900	5,149,854
Svenska Cellulosa AB (Class B Stock)	335,900	5,108,006

		42,853,743

Switzerland — 7.0%
Baloise Holding AG	86,400	7,790,200
Clariant AG*	319,264	4,668,828
Credit Suisse Group AG	319,800	13,668,753
Georg Fischer AG*	3,900	1,559,762
Julius Baer Group Ltd.	270,986	9,864,315
Logitech International SA*	515,600	8,982,926
Nestle SA	350,655	18,680,903
Novartis AG	708,727	40,641,903
Swiss Reinsurance Co. Ltd.	144,700	6,345,212
Swisscom AG	15,100	6,089,788
Verwaltungs-und Privat-Bank AG	4,600	463,441
Zurich Financial Services AG	48,000	11,249,580

		130,005,611

Turkey — 0.4%
Turkiye Garanti Bankasi A/S	1,439,800	8,360,803

United Kingdom — 18.0%
ARM Holdings PLC	1,284,419	7,913,367
AstraZeneca PLC	360,200	18,296,313
Aviva PLC	994,900	6,234,340
BAE Systems PLC	2,233,200	12,008,300
Barclays PLC	1,083,848	5,101,022
BG Group PLC	613,466	10,778,877
BP PLC	2,042,600	13,726,857
British American Tobacco PLC	485,865	18,123,197
British Sky Broadcasting Group PLC	610,253	6,763,227
BT Group PLC	4,716,200	10,372,113
Cairn Energy PLC*	748,580	5,334,065
Carnival PLC	398,719	15,671,164
Centrica PLC	493,200	2,506,365
Dairy Crest Group PLC	336,900	1,962,401
Davis Service Group PLC	660,800	4,167,759
Drax Group PLC	968,600	5,832,172
DS Smith PLC	1,354,180	3,178,147
GlaxoSmithKline PLC	853,700	16,823,756
Go-Ahead Group PLC	67,088	1,182,455
Greene King PLC	240,900	1,554,584
Home Retail Group PLC	1,306,200	4,226,919
Intermediate Capital Group PLC*	80,400	377,637
International Power PLC	167,300	1,019,705
Kazakhmys PLC	197,900	4,513,978
Kingfisher PLC	3,094,421	11,384,483
Legal & General Group PLC	4,031,300	6,554,393
Logica PLC	2,574,900	5,128,928
Marston’s PLC	836,690	1,217,090
Meggitt PLC	408,899	1,902,603
Micro Focus International PLC	32,400	194,172
Next PLC	214,600	7,470,445
Old Mutual PLC	2,934,600	6,398,606
Pace PLC	664,800	1,817,135
Pearson PLC	676,660	10,475,485
Premier Foods PLC*	854,149	218,307
Reckitt Benckiser Group PLC	277,179	15,244,018
Rexam PLC	241,300	1,163,704
RSA Insurance Group PLC	528,000	1,084,068
SABMiller PLC	415,846	13,296,907
Smith & Nephew PLC	649,418	5,922,070
Spectris PLC	222,100	3,743,650
Standard Chartered PLC	708,787	20,331,224
Tate & Lyle PLC	619,900	4,545,687
Tesco PLC	3,087,726	20,566,085
Thomas Cook Group PLC	1,173,400	3,166,768
TT Electronics PLC*	79,300	177,515
Tullett Prebon PLC	863,500	5,390,601
Vodafone Group PLC	4,036,400	9,961,332

		335,023,996

United States — 0.8%
Southern Copper Corp.	191,880	6,738,826
Thomson Reuters Corp.	192,600	7,240,517

		13,979,343

TOTAL LONG-TERM INVESTMENTS (cost $1,734,736,019)		1,807,213,189

SHORT-TERM INVESTMENT — 2.4%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $44,491,192)(w)	44,491,192	44,491,192

TOTAL INVESTMENTS — 99.5% (cost $1,779,227,211)		1,851,704,381

Other assets in excess of liabilities(x) — 0.5%		9,506,802

NET ASSETS — 100.0%		$1,861,211,183

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

CVA	Certificate Van Aandelen

PRFC	Preference Shares

EUR	Euro

GBP	British Pound

MXN	Mexican Peso

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at September 30, 2010:

		Notional		Value at
		Amount		Settlement	Current	Unrealized
Purchase Contracts	Counterparty	(000)		Date Payable	Value	Appreciation (1)
British Pound,
Expiring 11/18/10	Morgan Stanley	GBP	16,895	$26,046,704	$26,530,990	$484,286
Euro,
Expiring 01/25/11	State Street Bank	EUR	30,109	40,948,570	41,006,554	57,984

				$66,995,274	$67,537,544	$542,270

				Value at
		Notional		Settlement
		Amount		Date	Current	Unrealized
Sale Contracts	Counterparty	(000)		Receivable	Value	Depreciation (1)
British Pound,
Expiring 11/18/10	Morgan Stanley	GBP	8,999	$13,081,982	$14,131,374	$(1,049,392)
Expiring 11/18/10	Morgan Stanley	GBP	7,896	11,401,008	12,399,617	(998,609)
Euro,
Expiring 01/25/11	State Street Bank	EUR	1,146	1,503,054	1,560,653	(57,599)
Expiring 01/25/11	State Street Bank	EUR	28,963	37,247,591	39,445,900	(2,198,309)
Mexican Peso,
Expiring 11/30/10	State Street Bank	MXN	246,800	18,624,166	19,476,471	(852,305)

				$81,857,801	$87,014,015	$(5,156,214)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2010.
The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2010 were as follows:

Banks	14.3%
Oil & Gas	9.2
Pharmaceuticals	9.1
Telecommunications	6.3
Insurance	6.2
Food	5.8
Retail	4.1
Chemicals	3.4
Automobile Manufacturers	3.2
Diversified Financial Services	2.5
Affiliated Money Market Mutual Fund	2.4
Media	2.1
Electric	1.8
Aerospace/Defense	1.7
Holding Companies — Diversified	1.7
Distribution/Wholesale	1.6
Iron/Steel	1.6
Transportation	1.4
Software	1.3
Agriculture	1.3
Computers	1.2
Building Materials	1.1
Mining	1.1
Engineering & Construction	1.1
Entertainment	1.0
Leisure Time	1.0
Household Products/ Wares	1.0
Machinery — Construction & Mining	1.0
Diversified Minerals	0.9
Healthcare Services	0.9
Machinery & Equipment	0.9
Healthcare Products	0.8
Electronics	0.7
Office Equipment	0.7
Cosmetics & Toiletries	0.6
Auto Parts & Equipment	0.6
Commercial Services	0.5
Advertising	0.5
Forest & Paper Products	0.5
Semiconductors	0.4
Equipment & Instruments	0.4
Miscellaneous Manufacturing	0.4
Home Furnishings	0.3
Apparel	0.3
Gas	0.2
Metal Fabricate/Hardware	0.1
Airlines	0.1
Beverages	0.1
Containers & Packaging	0.1

99.5
Other assets in excess of liabilities	0.5

100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks:
Australia	$93,161,855	$—	$2,505,025
Austria	3,678,815	—	—
Belgium	13,774,647	—	—
Brazil	40,588,173	—	—
Canada	40,998,978	—	—
China	44,562,696	—	—
Denmark	31,797,592	—	—
Finland	7,728,489	—	—
France	184,200,603	—	—
Germany	140,192,581	—	—
Greece	249,584	—	—
Guernsey	7,111,979	—	—
Hong Kong	60,900,752	—	—
Ireland	11,271,391	—	—
Israel	29,837,439	—	—
Italy	47,252,106	—	—
Japan	293,215,755	—	—
Luxembourg	8,530,469	—	—
Mexico	26,276,214	—	—
Netherlands	91,169,877	—	—
New Zealand	1,731,102	—	—
Norway	15,272,340	—	—
Portugal	2,117,883	—	—
Singapore	4,999,437	—	—
South Korea	12,641,067	—	—
Spain	61,222,844	—	—
Sweden	42,853,743	—	—
Switzerland	130,005,611	—	—
Turkey	8,360,803	—	—
United Kingdom	335,023,996	—	—
United States	13,979,343	—	—
Affiliated Money Market Mutual Fund	44,491,192	—	—
Other Financial Instuments*
Foreign Forward Currency Contracts	—	(4,613,944)	—

Total	$1,849,199,356	$(4,613,944)	$2,505,025

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
Fair Value of Level 2 investments at 12/31/09 was $1,348,504,368. $1,193,527,195 was transferred out of Level 2 into Level 1 at 9/30/10 as a result of no longer using third-party vendor modeling tools to reflect the lack of any significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.
It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Moody’s			Principal Amount
	Ratings†	Interest Rate	Maturity Date	(000)#	Value

LONG-TERM INVESTMENTS - 97.7%
ASSET-BACKED SECURITIES — 7.9%

Non-Residential Mortgage-Backed Securities — 5.1%
American Express Credit Account Master Trust, Ser. 2009-2, Class A(a)	Aaa	1.507%	03/15/17	$5,000	$5,190,579
ARES CLO Funds (Cayman Islands), Ser. 2005-10A, Class A3, 144A(a)	Aa3	0.531%	09/18/17	1,500	1,407,255
ARES CLO Funds (Cayman Islands), Ser. 2005-9A, Class A1A, 144A(a)	A2	0.791%	04/20/17	25,647	23,851,285
BA Credit Card Trust, Ser. 2006-C5, Class C5(a)	A3	0.657%	01/15/16	5,000	4,802,000
Bank One Issuance Trust, Ser. 2004-C2, Class C2(a)	Baa2	1.057%	02/15/17	3,000	2,919,025
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aa2	0.568%	05/25/17	1,379	1,290,737
Chase Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	0.547%	01/15/14	1,000	991,957
Citibank Credit Card Issuance Trust, Ser. 2002-A4, Class A4(a)	Aaa	0.508%	06/07/16	4,395	4,370,623
Citibank Credit Card Issuance Trust, Ser. 2007-A11, Class A11(a)	Aaa	0.807%	01/10/17	5,000	5,032,136
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(a)	Aaa	0.843%	07/27/16	1,484	1,433,459
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(a)	Aa2	0.886%	07/15/16	295	283,579
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(a)	Aaa	0.765%	10/19/20	967	899,542
MBNA Credit Card Master Note Trust, Ser. 2002-C3, Class C3(a)	A3	1.607%	10/15/14	1,500	1,491,799
MBNA Credit Card Master Note Trust, Ser. 2004-C2, Class C2(a)	A3	1.157%	11/15/16	1,500	1,451,144
MBNA Credit Card Master Note Trust, Ser. 2006-C1, Class C1(a)	A3	0.677%	07/15/15	7,000	6,772,701
Velocity CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(a)	Aa3	0.689%	08/22/16	1,385	1,305,175

					63,492,996

Residential Mortgage-Backed Securities — 2.8%
ACE Securities Corp., Ser. 2004-IN1, Class A1(a)	Aaa	0.576%	05/25/34	1,649	1,320,221
Ameriquest Mortgage Securities, Inc., Ser. 2004-R8, Class M1(a)	Aa1	0.896%	09/25/34	2,000	1,666,498
Argent Securities, Inc., Ser. 2003-W4, Class M1(a)	Aaa	1.456%	10/25/33	6,077	4,849,252
Asset Backed Securities Corp. Home Equity, Ser. 2004-HE6, Class A2(a)	Aaa	0.616%	09/25/34	1,942	1,587,910
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-OPT1, Class A2(a)	Aaa	0.616%	10/25/34	438	401,508
Countrywide Asset-Backed Certificates, Ser. 2004-6, Class 2A5(a)	Aaa	0.646%	11/25/34	1,829	1,630,335
Countrywide Asset-Backed Certificates, Ser. 2004-ECC2, Class M1(a)	Aa1	1.156%	12/25/34	3,416	3,193,685
Credit-Based Asset Servicing And Securitization LLC, Ser. 2005-CB4, Class AF2	Aaa	4.751%	08/25/35	221	222,202
Fieldstone Mortgage Investment Corp., Ser. 2005-1, Class M3(a)	Aaa	1.066%	03/25/35	788	787,582
GSAMP Trust, Ser. 2005-WMC1, Class A4(a)	Aa1	0.636%	09/25/35	1,807	1,759,874
Home Equity Asset Trust, Ser. 2005-5, Class 2A2(a)	Aaa	0.506%	11/25/35	1,025	1,009,573
HSBC Home Equity Loan Trust, Ser. 2005-3, Class M1(a)	Aa1	0.677%	01/20/35	1,939	1,747,187
HSBC Home Equity Loan Trust, Ser. 2007-3, Class A1(a)	Aaa	1.057%	11/20/36	3,127	3,074,296
Mastr Asset Backed Securities Trust, Ser. 2004-OPT2, Class A2(a)	Aaa	0.606%	09/25/34	759	624,343
Mastr Asset Backed Securities Trust, Ser. 2005-NC1, Class M1(a)	Aa1	0.736%	12/25/34	2,360	1,842,727
Morgan Stanley ABS Capital I, Ser. 2002-HE3, Class A2(a)	Aaa	1.336%	03/25/33	503	457,940
Morgan Stanley ABS Capital I, Ser. 2004-HE4, Class M1(a)	Aa2	0.856%	05/25/34	6,982	5,371,190
Morgan Stanley ABS Capital I, Ser. 2004-NC5, Class M1(a)	Aa2	0.856%	05/25/34	1,958	1,506,701
Option One Mortgage Loan Trust, Ser. 2003-3, Class A1(a)	Aaa	0.836%	06/25/33	880	710,110

Popular ABS Mortgage Pass-Through Trust, Ser. 2005-3, Class AF3(a)	Aaa	4.437%	07/25/35	287	288,089

					34,051,223

TOTAL ASSET-BACKED SECURITIES (cost $87,394,142)					97,544,219

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.4%
Banc of America Commercial Mortgage, Inc., Ser. 2006-1, Class A2(a)	Aaa	5.334%	09/10/45	1,475	1,487,675
Banc of America Commercial Mortgage, Inc., Ser. 2006-1, Class A4(a)	Aaa	5.372%	09/10/45	5,000	5,432,607
Bear Stearns Commercial Mortgage Securities, Ser. 2005-PW10, Class A3	AAA(b)	5.395%	12/11/40	2,000	2,050,011
Bear Stearns Commercial Mortgage Securities, Ser. 2005-PWR8, Class A3	Aaa	4.550%	06/11/41	1,900	1,925,200
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW13, Class A2(c)	AAA(b)	5.426%	09/11/41	2,295	2,362,268
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T26, Class A2	AAA(b)	5.330%	01/12/45	2,000	2,075,885
Citigroup Commercial Mortgage Trust, Ser. 2006-C4, Class ASB(a)	Aaa	5.728%	03/15/49	2,000	2,173,500
Commercial Mortgage Pass-Through Certificates, Ser. 2005-C6, Class A3	Aaa	5.144%	06/10/44	5,000	5,221,642
Commercial Mortgage Pass-Through Certificates, Ser. 2007-C9, Class A2(a)	Aaa	5.811%	12/10/49	2,000	2,080,536
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	5,000	5,234,349
Federal Home Loan Mortgage Corporation, Ser. 2009-K004, Class A3	NR	4.241%	08/25/19	1,400	1,501,276
GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4(a)	AAA(b)	5.335%	03/10/44	5,000	5,494,160
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	7,175	7,428,060
GMAC Commercial Mortgage Securities, Inc., Ser. 2006-C1, Class A4(a)	AAA(b)	5.238%	11/10/45	10,450	11,249,406
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A3(a)	Aaa	5.883%	07/10/38	6,310	6,879,484
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2004-CBX, Class A5	Aaa	4.654%	01/12/37	6,219	6,467,350
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB13, Class A3A1(a)	Aaa	5.281%	01/12/43	10,000	10,410,893
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB13, Class A4(a)	Aaa	5.281%	01/12/43	12,415	13,324,081
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB17, Class A3	Aaa	5.450%	12/12/43	3,335	3,500,372
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class A4(a)	Aaa	5.475%	04/15/43	5,000	5,459,409
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP8, Class A3A	Aaa	5.388%	05/15/45	10,000	10,734,838
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(a)	Aaa	5.802%	06/15/49	4,175	4,361,553
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A3A, 144A(a)	Aaa	5.491%	12/12/44	3,790	3,979,950
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262%	09/15/39	1,500	1,528,678
LB-UBS Commercial Mortgage Trust, Ser. 2007-C2, Class A2	AAA(b)	5.303%	02/15/40	1,978	2,054,993
LB-UBS Commercial Mortgage Trust, Ser. 2007-C7, Class A2	AAA(b)	5.588%	09/15/45	2,000	2,092,015
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class ASB(a)	Aaa	5.876%	06/12/46	3,000	3,275,112
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A1	Aaa	5.549%	06/12/50	4	3,698
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C28, Class A2	Aaa	5.500%	10/15/48	1,410	1,445,335
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A2(a)	Aaa	5.858%	02/15/51	10,000	10,444,431

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $126,966,964)					141,678,767

CORPORATE BONDS — 55.5%

Aerospace & Defense — 0.1%
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	700	734,180

Airlines — 0.4%
American Airlines, Pass-thru Certs., Ser. 2009-1A.	Baa3	10.375%	07/02/19	2,495	2,919,397
Continental Airlines, Inc., Pass-thru Certs., Ser. A	Baa1	5.983%	04/19/22	1,817	1,876,298
Delta Air Lines, Inc., Pass-thru Certs.	Baa2	6.200%	07/02/18	800	832,000

					5,627,695

Automotive
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	500	533,308

Banking — 12.9%
American Express Co., Sr. Unsec’d. Notes(d)	A3	8.125%	05/20/19	5,390	6,960,673
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.375%	08/15/11	1,500	1,560,435
Bank of America Corp., Sr. Unsec’d. Notes, Ser. L, MTN(d)	A2	5.650%	05/01/18	4,000	4,238,020
Bank of America Corp., Sr. Unsec’d. Notes(d)	A2	6.000%	09/01/17	13,370	14,475,913
Bank of America Corp., Sr. Unsec’d. Notes	A2	7.625%	06/01/19	4,115	4,879,781
Bank of Montreal (Canada), Covered Notes, 144A	Aaa	2.850%	06/09/15	2,145	2,257,715
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	Aa2	2.950%	06/18/15	5,000	5,258,085
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	5,550	6,595,437
Bear Stearns Cos. LLC. (The), Sr. Unsec’d. Notes(d)	Aa3	7.250%	02/01/18	9,500	11,572,283
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	7.375%	05/23/14	4,900	5,720,025
Citigroup, Inc., Sr. Unsec’d. Notes(d)	A3	6.125%	05/15/18	10,000	10,910,120
Citigroup, Inc., Unsec’d. Notes(d)	A3	8.500%	05/22/19	2,000	2,472,682
Credit Suisse (Switzerland), Sub. Notes	Aa2	6.000%	02/15/18	2,000	2,208,732
Credit Suisse (Switzerland), Sr. Unsec’d. Notes, MTN	Aa1	4.375%	08/05/20	1,700	1,736,144
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	1,665	1,811,287
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(d)	A1	5.375%	03/15/20	7,550	7,957,791
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(c)	A1	6.150%	04/01/18	10,500	11,646,715
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A	Aa2	3.500%	06/28/15	2,220	2,328,696
JPMorgan Chase & Co., Sr. Unsec’d. Notes(d)	Aa3	4.400%	07/22/20	2,750	2,816,294
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.000%	01/15/18	2,500	2,854,947
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN(c)	Aa3	5.800%	01/13/20	1,000	1,047,580
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E	A2	5.450%	01/09/17	10,000	10,546,060
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	A2	5.500%	01/26/20	1,500	1,541,776
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.950%	12/28/17	6,000	6,445,056
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	3.700%	11/13/14	2,900	3,063,157
PNC Funding Corp., Gtd. Notes.	A3	4.375%	08/11/20	2,895	2,961,530
PNC Funding Corp., Gtd. Notes.	A3	6.700%	06/10/19	2,130	2,518,951
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2	Aa3	3.400%	08/23/13	3,000	3,075,615
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	4.875%	06/10/14	1,115	1,218,746
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A	Aaa	2.200%	07/29/15	2,150	2,178,834
UBS AG (Switzerland), Sr. Unsec’d. Notes, Ser. DPNT, MTN(c)	Aa3	3.875%	01/15/15	5,000	5,218,620
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A1	5.750%	02/01/18	6,900	7,863,102
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	4.375%	01/31/13	1,500	1,600,821

					159,541,623

Building Materials & Construction — 0.3%
Centex Corp., Gtd. Notes(c)	B1	5.700%	05/15/14	3,000	3,075,000
CRH America, Inc., Gtd. Notes	Baa1	8.125%	07/15/18	1,000	1,205,824

					4,280,824

Cable — 2.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A	B1	8.000%	04/30/12	2,000	2,120,000
Comcast Corp., Gtd. Notes(c)	Baa1	5.150%	03/01/20	5,000	5,464,495
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	7.750%	11/01/10	3,400	3,418,180
DIRECTV Holdings LLC, Gtd. Notes	Baa2	3.550%	03/15/15	1,385	1,437,689
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	4,070	4,445,205
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.250%	04/01/19	1,490	1,923,705
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.750%	02/14/19	5,725	7,560,401

					26,369,675

Capital Goods — 1.3%
Caterpillar, Inc., Sr. Unsec’d. Notes(c)(d)	A2	7.900%	12/15/18	5,000	6,694,625
ERAC USA Finance LLC, Gtd. Notes, 144A
(original cost $1,777,259; purchased 06/24/10)(e)(f)	Baa2	2.750%	07/01/13	1,780	1,818,451
ITT Corp., Sr. Unsec’d. Notes	Baa1	6.125%	05/01/19	2,445	2,882,973
Waste Management, Inc., Gtd. Notes(c)	Baa3	7.375%	03/11/19	3,680	4,612,490

					16,008,539

Chemicals — 1.5%
Dow Chemical Co. (The), Sr. Unsec’d. Notes(c)	Baa3	8.550%	05/15/19	11,200	14,142,128
INVISTA, Gtd. Notes, 144A
(original cost $722,024; purchased 03/10/10)(e)(f)	Ba3	9.250%	05/01/12	707	715,837
Lubrizol Corp., Sr. Unsec’d. Notes	Baa2	8.875%	02/01/19	1,750	2,273,560
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes	B1	6.500%	01/15/12	925	962,000

					18,093,525

Consumer — 1.0%
Clorox Co., Sr. Unsec’d. Notes(d)	Baa2	5.950%	10/15/17	10,197	12,073,034

Electric — 2.7%
Atlantic City Electric Co., First Mtge. Bonds(d)	A3	7.750%	11/15/18	3,350	4,301,983
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. U	A3	7.000%	03/01/14	7,340	8,659,982
Connecticut Light & Power Co. (The), Ser. 09-A	A2	5.500%	02/01/19	2,400	2,749,987
Consumers Energy Co., First Mtge. Bonds	A3	6.125%	03/15/19	1,000	1,199,602
Dominion Resources, Inc., Sr. Unsec’d. Notes, Ser. B(c)	Baa2	6.250%	06/30/12	2,311	2,518,671
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	4.300%	06/15/20	1,080	1,190,901
E.ON International Finance BV (Netherlands), Gtd. Notes, 144A	A2	5.800%	04/30/18	500	591,671
Indiana Michigan Power Co., Sr. Unsec’d. Notes	Baa2	7.000%	03/15/19	2,000	2,455,800
Ohio Power Co., Sr. Unsec’d. Notes	Baa1	5.750%	09/01/13	2,000	2,229,380
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	5.950%	09/01/13	700	784,233
Sierra Pacific Power Co., Genl. Ref. Mtge.	Baa3	5.450%	09/01/13	1,275	1,404,695
Toledo Edison Co. (The), First Mtge. Bonds	Baa1	7.250%	05/01/20	3,500	4,407,634
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	Baa2	4.750%	01/15/15	1,200	1,301,893

					33,796,432

Energy — Integrated — 0.9%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	550	562,438
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	1,550	1,688,155
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	5.700%	10/15/19	3,750	4,394,302
Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa2	6.050%	05/15/18	650	756,720
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.000%	03/21/14	1,550	1,679,284
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15	2,470	2,591,250

					11,672,149

Energy — Other — 1.4%
EnCana Corp. (Canada), Sr. Unsec’d. Notes	Baa2	5.900%	12/01/17	3,250	3,794,183
EOG Resources, Inc., Sr. Unsec’d. Notes	A3	2.950%	06/01/15	1,430	1,499,381
Kerr-McGee Corp., Gtd. Notes	Ba1	6.950%	07/01/24	2,000	2,181,740
Nabors Industries, Inc., Gtd. Notes	Baa2	6.150%	02/15/18	2,500	2,782,445
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	7.000%	03/15/38	500	531,120
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	9.625%	03/01/19	1,300	1,695,875
Weatherford International, Inc., Gtd. Notes	Baa2	6.350%	06/15/17	500	560,420
XTO Energy, Inc., Sr. Unsec’d. Notes	Aaa	4.625%	06/15/13	1,500	1,647,730
XTO Energy, Inc., Sr. Unsec’d. Notes	Aaa	5.500%	06/15/18	2,425	2,904,966

					17,597,860

Foods — 3.8%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.750%	01/15/19	6,500	8,431,878
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.875%	04/15/14	4,500	5,137,700
Delhaize Group (Belgium), Gtd. Notes(c)	Baa3	5.875%	02/01/14	6,250	7,054,175
Delhaize Group (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	1,000	1,192,383
Diageo Capital PLC (United Kingdom), Gtd. Notes(c)	A3	5.750%	10/23/17	3,500	4,130,710
Dr. Pepper Snapple Group, Inc., Gtd. Notes	Baa2	6.120%	05/01/13	1,050	1,175,419
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	08/15/13	750	837,138
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.700%	02/15/17	750	885,479
H.J. Heinz Finance Co., Gtd. Notes	Baa2	6.625%	07/15/11	2,000	2,089,424
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	6,135	6,853,096
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A3	5.350%	03/01/18	750	878,636
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	6.350%	08/15/17	5,000	5,908,665
Stater Brothers Holdings, Gtd. Notes	B2	8.125%	06/15/12	2,253	2,255,816

					46,830,519

Healthcare & Pharmaceutical — 4.5%
Abbott Laboratories, Sr. Unsec’d. Notes(d)	A1	2.700%	05/27/15	5,700	5,987,354

Abbott Laboratories, Sr. Unsec’d. Notes(d)	A1	5.600%	11/30/17	3,000	3,577,986
Amgen, Inc., Sr. Unsec’d. Notes	A3	3.450%	10/01/20	3,515	3,538,589
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	5.900%	09/15/17	4,550	5,476,817
CareFusion Corp., Sr. Unsec’d. Notes	Baa3	5.125%	08/01/14	4,500	4,963,230
Genzyme Corp., Gtd. Notes, 144A	Baa2	3.625%	06/15/15	2,040	2,163,318
Johnson & Johnson, Sr. Unsec’d. Notes	Aaa	5.150%	07/15/18	5,565	6,542,081
McKesson Corp., Sr. Unsec’d. Notes	Baa2	6.500%	02/15/14	6,000	6,883,512
Merck & Co., Inc., Gtd. Notes(d)	Aa3	6.000%	09/15/17	3,000	3,644,835
Novartis Capital Corp., Gtd. Notes(c)	Aa2	4.400%	04/24/20	4,500	4,997,331
Pharmacia Corp., Sr. Unsec’d. Notes	A1	6.500%	12/01/18	3,250	4,070,027
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC (Netherlands Antilles), Gtd. Notes	A3	3.000%	06/15/15	3,000	3,138,264
Wyeth, Gtd. Notes	A1	5.450%	04/01/17	1,200	1,397,880

					56,381,224

Healthcare Insurance — 1.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	3.950%	09/01/20	620	619,324
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	2,652	3,148,733
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	5.875%	01/15/12	1,500	1,556,026
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.300%	08/15/14	1,000	1,070,699
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	02/15/18	2,600	3,035,079
WellPoint, Inc., Sr. Unsec’d. Notes(c)	Baa1	7.000%	02/15/19	4,200	5,114,382

					14,544,243

Insurance — 2.5%
Allstate Corp. (The), Sr. Unsec’d. Notes(d)	A3	7.450%	05/16/19	2,930	3,660,619
American International Group, Inc., Sr. Unsec’d. Notes	A3	8.250%	08/15/18	750	873,750
AON Corp., Sr. Unsec’d. Notes	Baa2	3.500%	09/30/15	1,100	1,120,659
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	3,750	3,997,702
Chubb Corp. (The), Sr. Unsec’d. Notes	A2	5.750%	05/15/18	750	867,958
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	7.250%	09/01/12	1,000	1,070,239
Lincoln National Corp., Sr. Unsec’d. Notes(c)	Baa2	4.300%	06/15/15	1,335	1,415,366
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	2,305	2,965,062
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	5,370	6,834,394
Pacific Lifecorp, Sr. Notes, 144A	Baa1	6.000%	02/10/20	1,500	1,617,355
WR Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.375%	09/15/20	515	526,328
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	5,500	5,739,151

					30,688,583

Media & Entertainment — 2.1%
CBS Corp., Gtd. Notes	Baa3	8.875%	05/15/19	1,650	2,150,866
Gannett Co., Inc., Sr. Unsec’d. Notes(c)	Ba2	5.750%	06/01/11	1,700	1,721,250
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	4,000	4,140,000
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.375%	04/01/21	1,990	2,014,246
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	425	457,619
News America, Inc., Gtd. Notes	Baa1	6.900%	03/01/19	3,750	4,586,422
RR Donnelley & Sons Co., Sr. Unsec’d. Notes(c)	Baa3	8.600%	08/15/16	3,000	3,491,634
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	3,600	3,905,514
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	5.625%	09/15/19	2,940	3,351,471

					25,819,022

Metals & Mining — 2.2%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	Baa1	2.150%	09/27/13	1,925	1,938,975
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750%	08/05/15	1,515	1,531,182
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.125%	06/01/18	3,250	3,514,927
Newmont Mining Corp., Gtd. Notes(c)	Baa1	5.125%	10/01/19	4,200	4,698,397
Nucor Corp., Sr. Unsec’d. Notes	A2	5.850%	06/01/18	650	765,727
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	5.875%	07/15/13	1,350	1,504,668
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	9.000%	05/01/19	2,150	3,000,284
Teck Resources Ltd. (Canada), Gtd. Notes(c)	Baa3	3.850%	08/15/17	1,015	1,045,972
United States Steel Corp., Sr. Unsec’d. Notes(c)	Ba2	5.650%	06/01/13	3,000	3,127,500
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	4.625%	09/15/20	1,160	1,198,093
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	5.625%	09/15/19	2,500	2,756,040
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.800%	11/15/16	1,600	1,767,746

					26,849,511

Non-Captive Finance — 1.9%
Ally Financial, Inc., Gtd. Notes	B3	7.250%	03/02/11	1,315	1,338,012
Block Financial LLC, Gtd. Notes	Baa1	7.875%	01/15/13	2,000	2,170,256
GATX Corp., Sr. Unsec’d. Notes	Baa1	4.750%	10/01/12	2,450	2,575,340
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.500%	01/08/20	2,500	2,734,770
General Electric Capital Corp., Sr. Unsec’d. Notes(d)	Aa2	5.900%	05/13/14	1,800	2,038,687

General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	Aa2	6.000%	08/07/19	10,000	11,251,850
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,770	1,756,421

					23,865,336

Paper — 0.5%
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.500%	08/15/21	2,050	2,452,442
MeadWestvaco Corp., Sr. Unsec’d. Notes	Ba1	7.375%	09/01/19	3,000	3,305,253

					5,757,695

Pipelines & Other — 1.5%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa2	8.500%	03/15/19	2,735	3,555,360
Enterprise Products Operating LLC, Gtd. Notes(c)	Baa3	5.200%	09/01/20	4,600	4,981,082
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.300%	09/15/20	2,875	3,098,330
Plains All American Pipeline LP, Gtd. Notes(c)	Baa3	8.750%	05/01/19	1,020	1,294,596
Plains All American Pipeline LP/PAA Finance Corp., Gtd. Notes	Baa3	4.250%	09/01/12	4,050	4,224,199
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	1,750	2,046,592

					19,200,159

Railroads — 0.8%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes(d)	A3	7.000%	02/01/14	6,000	7,021,476
CSX Corp., Sr. Unsec’d. Notes	Baa3	7.900%	05/01/17	1,923	2,430,116

					9,451,592

Real Estate Investment Trust — 0.5%
Duke Realty LP, Sr. Unsec’d. Notes	Baa2	6.250%	05/15/13	2,550	2,759,136
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14	500	562,477
ProLogis, Sr. Unsec’d. Notes	Baa2	6.875%	03/15/20	1,500	1,474,668
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.375%	03/15/13	1,225	1,298,698

					6,094,979

Retailers — 1.9%
Costco Wholesale Corp., Sr. Unsec’d. Notes	A2	5.500%	03/15/17	1,000	1,187,856
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17	1,100	1,262,343
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	08/15/16	8,000	9,443,656
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	2,000	2,047,500
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.250%	12/15/17	2,375	2,838,590
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	7.450%	10/15/16	5,765	6,413,563

					23,193,508

Technology — 1.7%
CA, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	12/01/19	2,000	2,173,808
Cisco Systems, Inc., Sr. Unsec’d. Notes(d)	A1	4.450%	01/15/20	3,500	3,845,702
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	10/01/15	1,585	1,608,756
International Business Machines Corp., Sr. Unsec’d. Notes	A1	7.625%	10/15/18	3,300	4,384,436
Microsoft Corp., Sr. Notes	Aaa	3.000%	10/01/20	1,265	1,261,741
Oracle Corp., Sr. Unsec’d. Notes	A2	5.000%	07/08/19	4,250	4,879,064
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	1,040	1,116,645
Xerox Corp., Sr. Unsec’d. Notes	Baa2	6.750%	02/01/17	1,925	2,257,059

					21,527,211

Telecommunications — 4.2%
AT&T, Inc., Sr. Unsec’d. Notes(d)	A2	5.600%	05/15/18	1,530	1,787,846
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	5.150%	01/15/13	1,000	1,068,659
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes(d)	A2	8.500%	11/15/18	9,000	12,254,670
Embarq Corp., Sr. Unsec’d. Notes
(original cost $6,932,400; purchased 02/03/09-08/04/09)(e)(f)	Baa3	7.082%	06/01/16	7,140	7,935,432
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	6.250%	01/15/13	5,000	5,237,500
Qwest Corp., Sr. Unsec’d. Notes(a)	Baa3	3.542%	06/15/13	2,000	2,090,000
Qwest Corp., Sr. Unsec’d. Notes	Baa3	8.875%	03/15/12	2,000	2,195,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.999%	06/04/18	1,000	1,148,725
Telecom Italia Capital SA (Luxembourg), Gtd. Notes(c)	Baa2	7.175%	06/18/19	5,060	5,938,892
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	6.221%	07/03/17	4,000	4,670,276
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	292	305,764
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	4.150%	06/10/14	3,575	3,861,279
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	5.625%	02/27/17	3,500	4,005,228

					52,499,271

Tobacco — 1.6%
Altria Group, Inc., Gtd. Notes(c)	Baa1	9.250%	08/06/19	1,500	2,010,692
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	7,240	9,800,078
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	1,995	2,283,601

Reynolds American, Inc., Gtd. Notes	Baa3	7.625%	06/01/16	4,500	5,278,783

					19,373,154

TOTAL CORPORATE BONDS (cost $606,915,682)					688,404,851

FOREIGN AGENCIES — 2.1%
Bank Nederlandse Gemeenten (Netherlands), Bonds, 144A	Aaa	1.750%	10/06/15	6,820	6,791,151
Commonwealth Bank of Australia (Australia), 144A	Aaa	2.700%	11/25/14	3,775	3,955,007
Korea Development Bank (South Korea)	A1	8.000%	01/23/14	3,000	3,509,271
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	Baa1	5.875%	03/01/18	10,000	11,111,940

TOTAL FOREIGN AGENCIES (cost $23,527,469)					25,367,369

MUNICIPAL BONDS — 1.8%
Central Puget Sound Regional Transit Authority, Build America Bonds	Aa2	5.491%	11/01/39	1,000	1,100,990
City of New York NY, Build America Bonds	Aa2	5.968%	03/01/36	1,250	1,346,937
City of San Antonio TX, Build America Bonds	Aa1	5.718%	02/01/41	1,000	1,134,010
East Bay Municipal Utility District, Build America Bonds	Aa1	5.874%	06/01/40	800	904,768
Los Angeles Unified School District, Build America Bonds	Aa2	6.758%	07/01/34	1,000	1,130,990
Massachusetts St Water Pollution Abatement, Build America Bonds	Aaa	5.192%	08/01/40	1,400	1,489,362
New York City Municipal Water Finance Authority, Build America Bonds	Aa2	6.011%	06/15/42	2,010	2,278,838
Ohio State University (The), Revenue Bonds, Build America Bonds	Aa1	4.910%	06/01/40	1,300	1,326,988
Ohio State Water Development Authority, Revenue Bonds, Build America Bonds	Aaa	4.879%	12/01/34	800	837,168
Oregon State Department of Transportation, Build America Bonds	Aa2	5.834%	11/15/34	500	570,260
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, Build America Bonds	Aa3	5.511%	12/01/45	1,800	1,819,278
San Francisco City & County Public Utilities Commission, Build America Bonds	Aa2	6.000%	11/01/40	2,000	2,107,020
State of California, Build America Bonds	A1	7.625%	03/01/40	800	879,048
State of California, Taxable Var. Purp. 3. GO	A1	5.950%	04/01/16	2,500	2,758,125
State of Washington, Build America Bonds	Aa1	5.090%	08/01/33	1,155	1,227,349
Texas State Transportation Commission, Revenue Bonds, Ser. B, Build America Bonds	Aaa	5.028%	04/01/26	1,500	1,635,720

TOTAL MUNICIPAL BONDS (cost $20,850,383)					22,546,851

SOVEREIGN — 0.5%
Brazilian Government International (Brazil), Ser. A	Baa3	8.000%	01/15/18	833	996,250
Israel Government International Bonds (Israel)	A1	5.125%	03/26/19	3,000	3,320,733
Republic of Korea (South Korea)	A1	7.125%	04/16/19	1,500	1,911,104

TOTAL SOVEREIGN (cost $5,538,677)					6,228,087

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
Residual Funding — Strip(g)		3.530%	07/15/20	1,643	1,216,793
Residual Funding — Strip(g)		3.630%	01/15/21	1,500	1,087,428
Tennessee Valley Authority		5.250%	09/15/39	4,755	5,518,810

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $6,673,240)					7,823,031

U.S. TREASURY OBLIGATIONS — 17.9%
U.S. Treasury Bonds		4.375%	05/15/40	2,845	3,195,305
U.S. Treasury Notes		1.250%	09/30/15	12,165	12,145,998
U.S. Treasury Notes(c)		2.625%	08/15/20	18,595	18,769,328
U.S. Treasury Strips Coupon(h)		3.270%	05/15/23	40,000	26,551,800
U.S. Treasury Strips Coupon, Ser. S0(h)		3.300%	08/15/23	35,000	22,969,275
U.S. Treasury Strips Coupon(d)(h)		3.400%	08/15/24	76,311	47,772,212
U.S. Treasury Strips Coupon(c)(d)(h)		3.410%	11/15/24	13,568	8,388,593
U.S. Treasury Strips Coupon(d)(h)		3.430%	02/15/25	11,000	6,724,223
U.S. Treasury Strips Coupon(h)		3.670%	05/15/22	50,000	34,894,300

U.S. Treasury Strips Coupon(c)(h)(i)	3.820%	11/15/22	60,000	40,818,960

TOTAL U.S. TREASURY OBLIGATIONS (cost $200,990,541)				222,229,994

TOTAL LONG-TERM INVESTMENTS (cost $1,078,857,098)				1,211,823,169

SHORT-TERM INVESTMENT - 5.4%

			Shares

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $66,558,145; includes $66,272,134 of cash collateral received for securities on loan)(j)(k)			66,558,145	66,558,145

TOTAL INVESTMENTS(l) — 103.1% (cost $1,145,415,243)				1,278,381,314

Liabilities in excess of other assets(m) (3.1)%				(37,930,374)

NET ASSETS — 100.0%				$1,240,450,940

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

GO	General Obligation

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

†	The ratings reflected are as of September 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2010.

(b)	Standard & Poor’s Rating.

(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $64,464,869; cash collateral of $66,272,134 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(d)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(e)	Indicates a security that has been deemed illiquid.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $9,431,683. The aggregate value of $10,469,720 is approximately 0.8% of net assets.

(g)	Represents zero coupon bond. Rate shown reflects the effective yield at September 30, 2010.

(h)	Rate shown reflects the effective yield at September 30, 2010.

(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(l)	As of September 30, 2010, 4 securities representing $5,436,626 and 0.4% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(m)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on financial futures contracts, interest rate and credit default swap agreements as follows:

Futures contracts open at September 30, 2010:

				Value at	Unrealized
			Value at	September 30,	Appreciation
Number of Contracts	Type	Expiration Date	Trade Date	2010	(Depreciation)(1)
Long Position:
3,966	5 Year U.S. Treasury Notes	Dec. 2010	$476,392,975	$479,359,266	$2,966,291

Short Positions:
143	2 Year U.S. Treasury Notes	Dec. 2010	31,372,395	31,386,266	(13,871)
24	10 Year U.S. Treasury Notes	Dec. 2010	3,028,422	3,025,125	3,297
921	U.S. Long Bond	Dec. 2010	123,953,944	123,154,969	798,975
99	U.S. Ultra Bond	Dec. 2010	14,160,241	13,986,844	173,397

					961,798

					$3,928,089

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.

Interest rate swap agreements outstanding at September 30, 2010:

		Notional					Unrealized
	Termination	Amount	Fixed	Floating	Fair	Upfront Premiums	Appreciation
Counterparty	Date	(000)#	Rate	Rate	Value	Paid (Received)	(Depreciation)(3)
Barclays Bank PLC(1)	06/01/15	$35,000	2.413%	3 month LIBOR	$1,876,355	$—	$1,876,355
Barclays Bank PLC(1)	11/24/18	23,500	3.265%	3 month LIBOR	2,005,753	—	2,005,753
Barclays Bank PLC(1)	03/04/19	47,000	3.228%	3 month LIBOR	3,388,513	—	3,388,513
Barclays Bank PLC(1)	06/11/20	39,000	3.300%	3 month LIBOR	3,036,764	—	3,036,764
Barclays Bank PLC(1)	07/06/20	8,000	3.030%	3 month LIBOR	392,828	—	392,828
Barclays Bank PLC(1)	08/11/20	103,925	2.828%	3 month LIBOR	2,890,474	—	2,890,474
Citibank NA(1)	10/17/13	30,500	4.173%	3 month LIBOR	3,566,480	—	3,566,480
Citibank NA(1)	05/25/15	58,000	2.235%	3 month LIBOR	2,635,354	—	2,635,354
Citibank NA(1)	10/20/18	33,000	4.500%	3 month LIBOR	6,162,088	—	6,162,088
Citibank NA(1)	03/02/19	40,000	3.290%	3 month LIBOR	3,087,327	—	3,087,327
Citibank NA(1)	06/01/19	65,500	3.855%	3 month LIBOR	8,596,472	—	8,596,472
Citibank NA(1)	08/10/20	16,800	2.834%	3 month LIBOR	477,357	—	477,357
Citibank NA(1)	08/24/20	42,000	2.595%	3 month LIBOR	233,648	—	233,648
Deutsche Bank AG(1)	10/10/13	96,000	3.500%	3 month LIBOR	9,014,684	—	9,014,684
Deutsche Bank AG(1)	11/30/13	116,100	2.794%	3 month LIBOR	7,864,434	—	7,864,434
Deutsche Bank AG(1)	06/23/19	18,500	4.156%	3 month LIBOR	2,852,890	—	2,852,890
JPMorgan Chase Bank(1)	10/02/13	173,000	3.889%	3 month LIBOR	18,626,043	—	18,626,043
JPMorgan Chase Bank(1)	10/07/13	21,750	3.868%	3 month LIBOR	2,321,484	—	2,321,484
JPMorgan Chase Bank(1)	01/30/16	58,500	2.480%	3 month LIBOR	2,804,472	—	2,804,472
JPMorgan Chase Bank(1)	10/29/18	45,000	4.110%	3 month LIBOR	6,977,781	—	6,977,781
JPMorgan Chase Bank(1)	01/20/19	37,500	2.350%	3 month LIBOR	232,022	—	232,022
JPMorgan Chase Bank(1)	03/06/19	28,000	3.248%	3 month LIBOR	2,057,685	—	2,057,685
JPMorgan Chase Bank(1)	03/09/19	30,000	3.180%	3 month LIBOR	2,035,271	—	2,035,271
Merrill Lynch Capital Services, Inc.(1)	11/25/15	72,300	3.198%	3 month LIBOR	6,702,289	—	6,702,289
Merrill Lynch Capital Services, Inc.(1)	02/03/16	27,500	2.725%	3 month LIBOR	1,667,109	—	1,667,109
Merrill Lynch Capital Services, Inc.(1)	06/16/18	1,600	4.915%	3 month LIBOR	336,534	—	336,534
Merrill Lynch Capital Services, Inc.(1)	09/18/18	23,000	3.950%	3 month LIBOR	2,935,722	—	2,935,722
Merrill Lynch Capital Services, Inc.(1)	09/22/18	75,000	4.135%	3 month LIBOR	10,580,648	—	10,580,648
Merrill Lynch Capital Services, Inc.(1)	10/02/18	97,000	4.324%	3 month LIBOR	16,921,128	—	16,921,128
Merrill Lynch Capital Services, Inc.(1)	10/14/18	140,000	4.445%	3 month LIBOR	25,610,338	—	25,610,338
Morgan Stanley Capital Services(1)	05/28/15	70,000	2.361%	3 month LIBOR	3,600,581	—	3,600,581
Morgan Stanley Capital Services(1)	08/10/20	8,400	2.833%	3 month LIBOR	238,091	—	238,091
Royal Bank of Scotland(1)	02/04/16	55,000	2.755%	3 month LIBOR	3,418,859	—	3,418,859
Royal Bank of Scotland(1)	10/09/18	29,000	4.145%	3 month LIBOR	4,625,038	—	4,625,038
Barclays Bank PLC(2)	11/30/14	250,000	2.077%	3 month LIBOR	(8,515,099)	—	(8,515,099)
Barclays Bank PLC(2)	05/01/16	117,000	2.848%	3 month LIBOR	(8,571,192)	—	(8,571,192)
Barclays Bank PLC(2)	08/16/20	64,955	2.751%	3 month LIBOR	(1,324,639)	—	(1,324,639)
Barclays Bank PLC(2)	12/18/39	6,000	4.340%	3 month LIBOR	(1,234,432)	—	(1,234,432)
Citibank NA(2)	11/07/13	123,000	3.488%	3 month LIBOR	(11,367,386)	—	(11,367,386)
Citibank NA(2)	05/15/16	112,000	3.530%	3 month LIBOR	(12,544,373)	—	(12,544,373)
Citibank NA(2)	10/21/18	16,000	4.523%	3 month LIBOR	(3,014,688)	—	(3,014,688)
Citibank NA(2)	11/07/18	68,000	4.138%	3 month LIBOR	(10,620,764)	—	(10,620,764)
Citibank NA(2)	12/11/18	38,000	2.984%	3 month LIBOR	(2,339,655)	—	(2,339,655)
Citibank NA(2)	07/16/20	17,420	3.115%	3 month LIBOR	(978,433)	—	(978,433)
Citibank NA(2)	07/19/20	17,420	3.001%	3 month LIBOR	(792,313)	—	(792,313)
Deutsche Bank AG(2)	05/07/19	36,000	3.320%	3 month LIBOR	(3,191,578)	—	(3,191,578)
Deutsche Bank AG(2)	07/13/19	75,000	3.547%	3 month LIBOR	(7,506,411)	—	(7,506,411)
Deutsche Bank AG(2)	11/15/19	16,817	4.546%	3 month LIBOR	(4,870,313)	—	(4,870,313)
Deutsche Bank AG(2)	05/15/20	27,616	4.246%	3 month LIBOR	(6,880,895)	—	(6,880,895)
Deutsche Bank AG(2)	05/15/21	26,502	4.419%	3 month LIBOR	(7,355,513)	—	(7,355,513)
Deutsche Bank AG(2)	05/15/21	26,415	4.446%	3 month LIBOR	(7,443,766)	—	(7,443,766)
JPMorgan Chase Bank(2)	12/10/11	22,300	2.335%	3 month LIBOR	(664,898)	—	(664,898)
JPMorgan Chase Bank(2)	09/23/13	76,000	4.035%	3 month LIBOR	(7,167,823)	—	(7,167,823)
JPMorgan Chase Bank(2)	09/24/13	181,000	4.113%	3 month LIBOR	(17,478,193)	—	(17,478,193)
JPMorgan Chase Bank(2)	10/27/13	135,640	3.535%	3 month LIBOR	(12,817,825)	—	(12,817,825)
JPMorgan Chase Bank(2)	12/08/18	20,250	2.900%	3 month LIBOR	(1,116,314)	—	(1,116,314)
JPMorgan Chase Bank(2)	12/12/18	11,500	2.960%	3 month LIBOR	(685,233)	—	(685,233)
Merrill Lynch Capital Services, Inc.(2)	12/15/11	24,250	2.071%	3 month LIBOR	(623,857)	—	(623,857)
Merrill Lynch Capital Services, Inc.(2)	01/12/19	150,000	2.560%	3 month LIBOR	(3,526,224)	—	(3,526,224)
Morgan Stanley Capital Services(2)	03/18/12	90,000	2.023%	3 month LIBOR	(2,091,380)	—	(2,091,380)
Morgan Stanley Capital Services(2)	03/27/14	49,275	2.385%	3 month LIBOR	(2,328,767)	—	(2,328,767)
Morgan Stanley Capital Services(2)	03/17/19	110,000	3.113%	3 month LIBOR	(6,794,611)	—	(6,794,611)
Morgan Stanley Capital Services(2)	04/07/19	20,000	2.985%	3 month LIBOR	(1,265,721)	—	(1,265,721)
Morgan Stanley Capital Services(2)	07/23/20	14,585	2.890%	3 month LIBOR	(511,304)	—	(511,304)
Royal Bank of Scotland(2)	01/07/14	30,500	2.314%	3 month LIBOR	(1,464,945)	—	(1,464,945)

					$12,683,971	$—	$12,683,971

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2010:

		Notional				Upfront	Unrealized
	Termination	Amount	Fixed		Fair	Premiums	Appreciation
Counterparty	Date	(000)(4)#	Rate	Reference Entity/Obligation	Value	Paid (Received)	(Depreciation)(5)
Credit Default Swaps on Corporate Issues-Buy Protection(1):
Citibank NA	03/20/12	$3,000	5.000%	XL Capital Ltd., 5.250%, 09/15/14	$(178,374)	$(159,301)	$(19,073)
Credit Suisse International	12/20/12	2,450	1.000%	GATX Financial Corp., 5.500%, 02/15/12	25,734	26,615	(881)
Credit Suisse International	06/20/14	3,000	1.000%	Centex Corp., 5.250%, 06/15/15	59,516	(19,129)	78,645
Credit Suisse International	06/20/16	3,000	1.000%	Embarq Corp., 7.082%, 06/01/16	145,869	(84,574)	230,443
Deutsche Bank AG	03/20/12	3,000	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(150,895)	(75,728)	(75,167)
Deutsche Bank AG	12/20/12	2,000	1.000%	Citizens Communications Corp., 6.250%, 01/15/13	39,558	101,006	(61,448)
Deutsche Bank AG	12/20/12	3,000	1.000%	Citizens Communications Corp., 6.250%, 01/15/13	59,338	136,654	(77,316)
Deutsche Bank AG	06/20/13	3,000	1.000%	US Steel Corp., 6.650%, 06/01/37	171,524	174,870	(3,346)
Deutsche Bank AG	06/20/13	2,000	1.000%	Qwest Corp., 7.200%, 11/10/26	(6,319)	30,696	(37,015)
Deutsche Bank AG	09/20/16	5,765	1.000%	Macy's Retail Holdings, Inc., 8.000%, 07/15/12	265,855	592,878	(327,023)
Goldman Sachs International	03/20/13	2,000	1.000%	Block Financial LLC, 5.125%, 10/30/14	134,922	(30,992)	165,914
JPMorgan Chase Bank NA	09/20/16	3,000	1.000%	RR Donnelley & Sons Co., 4.950%, 04/01/14	274,341	377,450	(103,109)
JPMorgan Chase Bank NA	09/20/19	3,000	1.000%	Westvaco Corp., 7.950%, 02/15/31	226,134	59,551	166,583
Morgan Stanley Capital Services	06/20/11	1,700	1.000%	Gannett Co., Inc., 6.375%, 04/01/12	706	25,723	(25,017)
Morgan Stanley Capital Services	03/20/12	1,000	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(50,298)	(36,192)	(14,106)

					$1,017,611	$1,119,527	$(101,916)

		Notional				Upfront	Unrealized
	Termination	Amount	Fixed		Fair	Premiums	Appreciation
Counterparty	Date	(000)(4)#	Rate	Reference Entity/Obligation	Value	Paid (Received)	(Depreciation)(5)
Credit Default Swaps on Credit Indices-Buy Protection(1):
Deutsche Bank AG	12/20/15	$75,000	1.000%	CDX.NA.IG.15.V1. 0.000%, 12/20/15	$243,508	$293,935	$(50,427)

		Implied	Notional				Upfront	Unrealized
	Termination	Credit Spread at	Amount	Fixed		Fair	Premiums	Appreciation
Counterparty	Date	September 30, 2010(3)	(000)(4)#	Rate	Reference Entity/Obligation	Value	Paid (Received)	(Depreciation)(5)
Credit Default Swaps on Corporate Issues-Sell Protection(2):
Deutsche Bank AG	03/20/15	1.536%	$5,000	1.000%	Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	$(111,791)	$(94,368)	$(17,423)

The Portfio entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2010.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$58,056,370	$5,436,626
Residential Mortgage-Backed Securities	—	34,051,223	—
Commercial Mortgage-Backed Securities	—	141,678,767	—
Corporate Bonds	—	688,404,851	—
Foreign Agencies	—	25,367,369	—
Municipal Bonds	—	22,546,851	—
Sovereign	—	6,228,087	—
U.S. Government Agency Obligations	—	7,823,031	—
U.S. Treasury Obligations	—	222,229,994	—
Affiliated Money Market Mutual Fund	66,558,145	—	—
Other Financial Instruments*
Futures Contracts	3,928,089	—	—
Interest Rate Swaps	—	12,683,971	—
Credit Default Swaps	—	(169,766)	—

Total	$70,486,234	$1,218,900,748	$5,436,626

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS
Aerospace & Defense — 4.7%
Boeing Co. (The)	177,556	$11,814,576
Precision Castparts Corp.	110,823	14,113,309
United Technologies Corp.	164,131	11,691,051

		37,618,936

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	56,606	3,957,891
Expeditors International of Washington, Inc.	88,356	4,084,698

		8,042,589

Auto Components — 0.8%
Johnson Controls, Inc.	202,286	6,169,723

Biotechnology — 2.9%
Celgene Corp.(a)(b)	282,123	16,253,106
Vertex Pharmaceuticals, Inc.(a)(b)	210,262	7,268,757

		23,521,863

Capital Markets — 2.9%
Charles Schwab Corp. (The)	622,719	8,655,794
Goldman Sachs Group, Inc. (The)	69,140	9,996,261
Morgan Stanley	185,068	4,567,479

		23,219,534

Communications Equipment — 5.9%
Cisco Systems, Inc.(b)	804,427	17,616,951
Juniper Networks, Inc.(a)(b)	576,095	17,484,483
QUALCOMM, Inc.	269,630	12,165,706

		47,267,140

Computers & Peripherals — 7.6%
Apple, Inc.(b)	146,903	41,683,726
NetApp, Inc.(a)(b)	380,839	18,961,974

		60,645,700

Construction & Engineering — 0.4%
Quanta Services, Inc.(a)(b)	169,916	3,241,997

Diversified Financial Services — 1.3%
JPMorgan Chase & Co.	281,327	10,710,119

Electronic Equipment & Instruments — 1.2%
Agilent Technologies, Inc.(b)	294,182	9,816,853

Energy Equipment & Services — 2.6%
Schlumberger Ltd.	334,747	20,623,763

Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	173,531	11,191,014
Whole Foods Market, Inc.(a)(b)	243,172	9,024,113

		20,215,127

Food Products — 3.6%
Kraft Foods, Inc. (Class A Stock)	352,338	10,873,150
Mead Johnson Nutrition Co. (Class A Stock)	133,456	7,594,981
Unilever PLC (United Kingdom)	354,294	10,246,242

		28,714,373

Healthcare Equipment & Supplies — 1.4%
Alcon, Inc.	64,875	10,820,501

Healthcare Providers & Services — 3.0%
Express Scripts, Inc.(a)(b)	279,013	13,587,933
Medco Health Solutions, Inc.(b)	203,918	10,615,971

		24,203,904

Hotels, Restaurants & Leisure — 3.8%
Marriott International, Inc. (Class A Stock)(a)	365,088	13,081,103

McDonald’s Corp.	101,876	7,590,781
Starbucks Corp.	397,963	10,179,894

		30,851,778

Household Products — 0.8%
Colgate-Palmolive Co.	87,076	6,692,661

Internet & Catalog Retail — 4.4%
Amazon.com, Inc.(b)	225,660	35,442,160

Internet Software & Services — 4.9%
Baidu, Inc. (China), ADR(b)	125,573	12,886,301
Google, Inc. (Class A Stock)(b)	39,679	20,862,822
Tencent Holdings Ltd. (China)	252,566	5,520,817

		39,269,940

IT Services — 7.4%
International Business Machines Corp.	176,418	23,664,711
Mastercard, Inc. (Class A Stock)	86,327	19,337,248
Visa, Inc. (Class A Stock)	220,597	16,381,533

		59,383,492

Life Sciences Tools & Services — 0.8%
Illumina, Inc.(a)(b)	126,772	6,237,182

Machinery — 1.1%
Ingersoll-Rand PLC	250,890	8,959,282

Media — 2.6%
Walt Disney Co. (The)	619,237	20,502,937

Multiline Retail — 3.2%
Dollar General Corp.(a)(b)	323,082	9,450,149
Target Corp.	295,857	15,810,598

		25,260,747

Oil, Gas & Consumable Fuels — 1.9%
Occidental Petroleum Corp.	198,867	15,571,286

Pharmaceuticals — 5.7%
Abbott Laboratories	258,965	13,528,332
Allergan, Inc.	125,006	8,316,649
Mylan, Inc.(a)(b)	268,631	5,052,949
Novartis AG (Switzerland), ADR	8,847	510,206
Shire PLC (Ireland), ADR	101,324	6,817,079
Teva Pharmaceutical Industries Ltd. (Israel), ADR	218,016	11,500,344

		45,725,559

Road & Rail — 1.0%
Union Pacific Corp.(a)	99,521	8,140,818

Semiconductors & Semiconductor Equipment — 4.1%
Altera Corp.	184,891	5,576,313
Broadcom Corp. (Class A Stock)	273,313	9,672,547
Intel Corp.	412,614	7,934,567
Marvell Technology Group Ltd.(b)	538,785	9,434,125

		32,617,552

Software — 6.4%
Adobe Systems, Inc.(a)(b)	304,503	7,962,754
Oracle Corp.	593,763	15,942,537
Red Hat, Inc.(b)	21,642	887,322
Salesforce.com, Inc.(a)(b)	119,944	13,409,739
VMware, Inc. (Class A Stock)(b)	154,343	13,109,895

		51,312,247

Specialty Retail — 1.7%
Staples, Inc.	366,070	7,658,184
Tiffany & Co.(a)	118,893	5,586,782

		13,244,966

Textiles, Apparel & Luxury Goods — 5.4%
Coach, Inc.	247,324	10,625,039
Lululemon Athletica, Inc.(b)	14,783	661,096
NIKE, Inc. (Class B Stock)(a)	263,145	21,088,440
Polo Ralph Lauren Corp. (Class A Stock)	123,168	11,067,877

		43,442,452

Wireless Telecommunication Services — 0.3%
American Tower Corp. (Class A Stock)(b)	46,503	2,383,744

TOTAL LONG-TERM INVESTMENTS (cost $710,774,786)		779,870,925

SHORT-TERM INVESTMENT — 13.8%

Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $110,831,349; includes $87,833,211 of cash collateral received for securities on loan)(c)(d)	110,831,349	110,831,349

TOTAL INVESTMENTS — 111.1% (cost $821,606,135)		890,702,274

Liabilities in excess of other assets — (11.1)%		(89,115,466)

NET ASSETS — 100.0%		$801,586,808

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $84,761,547; cash collateral of $87,833,211 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Non-income producing security.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$779,870,925	$—	$—
Affiliated Money Market Mutual Fund	110,831,349	—	—

Total	$890,702,274	$—	$—

AST JENNISON LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.2%
COMMON STOCKS — 94.6%
Aerospace & Defense — 1.6%
Precision Castparts Corp.(a)	65,271	$8,312,262
United Technologies Corp.	42,295	3,012,673

		11,324,935

Auto Components — 2.5%
Johnson Controls, Inc.	86,115	2,626,508
Lear Corp.(b)	186,970	14,757,542

		17,384,050

Capital Markets — 6.5%
Bank of New York Mellon Corp. (The)	443,757	11,595,370
Goldman Sachs Group, Inc. (The)	45,084	6,518,245
Lazard Ltd. (Class A Stock)	252,402	8,854,262
Morgan Stanley(a)	409,221	10,099,574
TD Ameritrade Holding Corp.(b)	519,872	8,395,933

		45,463,384

Chemicals — 1.4%
Dow Chemical Co. (The)	361,857	9,936,593

Commercial Banks — 2.0%
Wells Fargo & Co.	554,661	13,938,631

Commercial Services & Supplies — 1.9%
Waste Management, Inc.	377,880	13,505,431

Communications Equipment — 1.1%
QUALCOMM, Inc.	163,769	7,389,257

Computers & Peripherals — 1.5%
Dell, Inc.(b)	831,406	10,775,022

Consumer Finance — 1.2%
SLM Corp.(a)(b)	731,677	8,450,869

Diversified Consumer Services — 2.5%
Apollo Group, Inc. (Class A Stock)(b)	174,228	8,946,608
H&R Block, Inc.(a)	636,971	8,248,774

		17,195,382

Diversified Financial Services — 4.1%
Bank of America Corp.	588,094	7,709,912
JPMorgan Chase & Co.	375,267	14,286,415
Moody’s Corp.	268,154	6,698,487

		28,694,814

Electric Utilities — 1.8%
Entergy Corp.	164,700	12,604,491

Electronic Equipment & Instruments — 2.2%
Flextronics International Ltd.(b)	2,512,347	15,174,576

Food & Staples Retailing — 2.4%
Kroger Co. (The)	320,189	6,935,294
Wal-Mart Stores, Inc.	177,072	9,476,893

		16,412,187

Food Products — 5.1%
Bunge Ltd.(a)	190,275	11,256,669
ConAgra Foods, Inc.	565,073	12,397,702
Kraft Foods, Inc. (Class A Stock)	200,201	6,178,203
Tyson Foods, Inc. (Class A Stock)	373,304	5,980,330

		35,812,904

Healthcare Providers & Services — 3.0%
Aetna, Inc.	127,573	4,032,583
Omnicare, Inc.	329,599	7,870,824
UnitedHealth Group, Inc.	132,471	4,651,057
WellPoint, Inc.(b)	76,666	4,342,362

		20,896,826

Hotels, Restaurants & Leisure — 0.3%
Yum! Brands, Inc.	39,578	1,822,963

Independent Power Producers & Energy Traders — 1.6%
Calpine Corp.(a)(b)	501,155	6,239,380
NRG Energy, Inc.(a)(b)	249,461	5,193,778

		11,433,158

Insurance — 5.9%
Arch Capital Group, Ltd.(b)	110,485	9,258,643
Axis Capital Holdings Ltd.	288,528	9,504,112
Berkshire Hathaway, Inc. (Class B Stock)(b)	68,384	5,653,989
MetLife, Inc.	237,021	9,113,458
Travelers Cos., Inc. (The)	144,228	7,514,279

		41,044,481

Internet Software & Services — 2.0%
IAC/InterActiveCorp(b)	531,211	13,954,913

Machinery — 1.4%
Ingersoll-Rand PLC(a)	275,474	9,837,177

Media — 7.8%
Comcast Corp. (Class A Stock)	698,381	12,626,728
Liberty Global, Inc., Ser. C(b)	594,020	18,153,251
Time Warner Cable, Inc.	199,544	10,773,381
Viacom, Inc. (Class B Stock)	354,159	12,817,014

		54,370,374

Metals & Mining — 1.8%
Newmont Mining Corp.	201,722	12,670,159

Multi-Utilities — 2.0%
Sempra Energy	263,019	14,150,422

Oil, Gas & Consumable Fuels — 14.1%
Anadarko Petroleum Corp.(a)	201,776	11,511,321
Apache Corp.	134,560	13,154,586
Canadian Natural Resources Ltd.	283,825	9,820,345
EOG Resources, Inc.(a)	120,072	11,163,094
Murphy Oil Corp.	161,865	10,022,681
Noble Energy, Inc.	98,316	7,382,548
Occidental Petroleum Corp.	141,082	11,046,720
Southwestern Energy Co.(b)	175,895	5,881,929
Suncor Energy, Inc.	186,753	6,078,810
Williams Cos., Inc. (The)	670,238	12,808,248

		98,870,282

Pharmaceuticals — 5.6%
Merck & Co., Inc.	219,538	8,081,194
Mylan, Inc.(a)(b)	583,466	10,974,995
Novartis AG (Switzerland), ADR(a)	173,520	10,006,898
Pfizer, Inc.	569,291	9,774,727

		38,837,814

Real Estate Investment Trust — 0.6%
Annaly Capital Management, Inc.	255,559	4,497,838

Road & Rail — 1.5%
CSX Corp.	190,625	10,545,375

Software — 5.1%
CA, Inc.	915,550	19,336,416
Nuance Communications, Inc.(a)(b)	453,657	7,095,196
Symantec Corp.(b)	628,090	9,528,125

		35,959,737

Thrifts & Mortgage Finance — 0.8%
People’s United Financial, Inc.	404,737	5,298,007

Wireless Telecommunication Services — 3.3%
MetroPCS Communications, Inc.(a)(b)	1,065,107	11,141,019

NII Holdings, Inc.(b)	284,045	11,674,250

		22,815,269

TOTAL COMMON STOCKS (cost $639,509,876)		661,067,321

PREFERRED STOCK — 0.6%

Pharmaceuticals — 0.6%
Mylan, Inc. (cost $4,579,842)	4,063	4,522,119

TOTAL LONG-TERM INVESTMENTS (cost $644,089,718)		665,589,440

SHORT-TERM INVESTMENT — 13.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $95,972,772; includes $74,126,675 of cash collateral received for securities on loan)(c)(d)	95,972,772	95,972,772

TOTAL INVESTMENTS — 108.9% (cost $740,062,490)		761,562,212

Liabilities in excess of other assets — (8.9)%		(62,525,701)

NET ASSETS — 100.0%		$699,036,511

The following abbreviations is used in Portfolio descriptions:

ADR	American Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $71,234,339; cash collateral of $74,126,675 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Non-income producing security.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$661,067,321	$—	$—
Preferred Stocks	4,522,119	—	—
Affiliated Money Market Mutual Fund	95,972,772	—	—

Total	$761,562,212	$—	$—

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.7%

COMMON STOCKS

Australia — 3.1%
BHP Billiton Ltd.	176,839	$6,650,627
Rio Tinto Ltd.	45,428	3,370,843

		10,021,470

Belgium — 1.1%
Anheuser-Busch InBev NV	61,180	3,598,873

Brazil — 1.4%
Petroleo Brasileiro SA, ADR	40,850	1,481,630
Vale SA, ADR(a)	101,719	3,180,753

		4,662,383

Canada
Nortel Networks Corp.*	2,492	55

Cayman Islands — 0.8%
Belle International Holdings Ltd.	643,000	1,291,163
Sands China Ltd.*	742,800	1,340,302

		2,631,465

China — 1.6%
China Life Insurance Co. Ltd. (Class H Stock)	360,000	1,422,118
Industrial & Commercial Bank of China Ltd. (Class H Stock)	3,781,000	2,816,678
Li Ning Co. Ltd.	303,500	921,196

		5,159,992

France — 13.8%
Accor SA	84,756	3,094,841
Alstom SA	36,200	1,846,667
AXA SA	179,473	3,137,854
BNP Paribas	70,873	5,040,549
Edenred*	47,556	941,992
GDF Suez	36,510	1,307,021
Imerys SA	35,152	2,105,650
Lafarge SA	60,634	3,471,696
LVMH Moet Hennessy Louis Vuitton SA	22,860	3,353,240
Pernod-Ricard SA	29,592	2,470,908
PPR	20,152	3,262,331
Sanofi-Aventis SA	63,986	4,263,320
Societe Generale	66,775	3,846,067
Total SA	141,021	7,267,905

		45,410,041

Germany — 6.9%
Bayer AG	56,560	3,943,948
E.ON AG	92,060	2,714,587
Linde AG	23,200	3,019,789
SAP AG	70,911	3,507,656
Siemens AG	40,442	4,268,921
Symrise AG	58,935	1,637,797
Volkswagen AG (PRFC Shares)	28,930	3,491,524

		22,584,222

Hong Kong — 1.9%
CNOOC Ltd.	1,557,000	3,018,138
Esprit Holdings Ltd.	229,753	1,246,654
Hang Lung Properties Ltd.	387,000	1,890,396

		6,155,188

Ireland — 0.2%
Bank of Ireland (XDUB)	652,407	551,425
Bank of Ireland (XLON)*	257,415	217,220

		768,645

Israel — 1.1%
Teva Pharmaceutical Industries Ltd., ADR	65,580	3,459,345

Italy — 1.5%
Intesa Sanpaolo SpA	797,725	2,590,969
UniCredit SpA	974,586	2,488,480

		5,079,449

Japan — 15.2%
Canon, Inc.	94,850	4,425,500
Daikin Industries Ltd.	58,300	2,192,884
East Japan Railway Co.	31,800	1,919,885
Honda Motor Co. Ltd.	173,200	6,147,480
Japan Tobacco, Inc.	974	3,242,389
Komatsu Ltd.	164,300	3,814,248
Kubota Corp.	353,000	3,230,618
Mitsubishi Corp.	181,200	4,299,919
Mitsubishi UFJ Financial Group, Inc.	450,300	2,098,307
Mitsui Fudosan Co. Ltd.	86,000	1,450,503
Murata Manufacturing Co. Ltd.	34,000	1,792,046
Nidec Corp.	30,900	2,746,502
Nintendo Co. Ltd.	9,500	2,373,862
Nomura Holdings, Inc.	224,300	1,085,496
Shin-Etsu Chemical Co. Ltd.	57,900	2,819,400
SMC Corp.	12,923	1,704,387
Sumitomo Corp.	219,600	2,830,494
Yahoo! Japan Corp.	5,245	1,812,000

		49,985,920

Macau — 0.3%
Wynn Macau Ltd.*	642,000	1,110,427

Mexico — 0.7%
America Movil SAB de CV (Class L Stock), ADR	43,400	2,314,522

Netherlands — 3.1%
ING Groep NV, CVA*	441,487	4,580,140
Reed Elsevier NV	240,151	3,028,324
Wolters Kluwer NV	117,146	2,459,373

		10,067,837

South Korea — 0.8%
Samsung Electronics Co. Ltd., GDR, 144A	7,500	2,555,361

Spain — 3.2%
Banco Bilbao Vizcaya Argentaria SA	264,487	3,571,371
Industria de Diseno Textil SA	30,660	2,435,530
Telefonica SA	184,840	4,577,281

		10,584,182

Sweden — 0.8%
Atlas Copco AB (Class A Stock)	130,500	2,518,868

Switzerland — 11.2%
ABB Ltd.*	182,497	3,846,245
Credit Suisse Group AG	84,930	3,630,041
Holcim Ltd.	46,794	3,004,835
Nestle SA	124,482	6,631,693

Novartis AG	97,122	5,569,455
Roche Holding AG	38,820	5,301,627
SGS SA	1,474	2,382,041
Xstrata PLC	177,418	3,394,626

Zurich Financial Services AG	13,445	3,151,054

		36,911,617

Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	208,706	2,116,279

United Kingdom — 26.4%
Autonomy Corp. PLC*	93,840	2,672,593
Barclays PLC	656,510	3,089,798
BG Group PLC	321,061	5,641,188
BP PLC	748,628	5,030,995
British Land Co. PLC, REIT	229,666	1,677,632
Burberry Group PLC	223,821	3,656,631
Centrica PLC	629,794	3,200,515
GlaxoSmithKline PLC	154,743	3,049,500
HSBC Holdings PLC	585,391	6,013,219
ICAP PLC	372,366	2,524,049
Imperial Tobacco Group PLC	120,190	3,581,646
Man Group PLC	581,709	2,002,143
Marks & Spencer Group PLC	472,990	2,883,650
Prudential PLC	361,972	3,619,265
Rio Tinto PLC	55,751	3,258,812
Royal Dutch Shell PLC (Class A Stock)*	240,671	7,280,434
Standard Chartered PLC	201,320	5,774,770
Tesco PLC	796,188	5,303,084
Unilever PLC	90,249	2,610,016
Vodafone Group PLC	2,835,050	6,996,550
WM Morrison Supermarkets PLC	527,010	2,448,033
WPP PLC	381,792	4,225,274

		86,539,797

TOTAL LONG-TERM INVESTMENTS (cost $301,434,372)		314,235,938

SHORT-TERM INVESTMENT — 5.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $16,943,474; includes $5,342,044 of cash collateral for securities on loan)(b)(w)	16,943,474	16,943,474

TOTAL INVESTMENTS — 100.9% (cost $318,377,846)		331,179,412

Liabilities in excess of other assets — (0.9)%		(2,900,153)

NET ASSETS — 100.0%		$328,279,259

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVA	Certificate Van Aandelen

GDR	Global Depositary Receipt

PRFC	Preference Shares

REIT	Real Estate Investment Trust

XDUB	Dublin Stock Exchange

XLON	London Stock Exchange

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,243,844; cash collateral of $5,342,044 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2010 were as follows:

Banks	12.7%
Oil & Gas	9.9
Pharmaceuticals	6.6
Mining	6.1
Food	5.2
Affiliated Money Market Mutual Fund (1.6% represents investments purchased with collateral from securities on loan)	5.2
Insurance	4.9
Telecommunications	4.2
Retail	3.7
Machinery	3.6
Chemicals	3.5
Building Materials	3.3
Media	3.0
Automobile Manufacturers	3.0
Distribution/Wholesale	2.2
Agriculture	2.1
Software	1.9
Beverages	1.8
Diversified Financial Services	1.7
Lodging	1.6
Real Estate	1.5
Semiconductors	1.4
Electronics	1.3
Office Equipment	1.3
Miscellaneous Manufacturing	1.3
Electric	1.2
Engineering & Construction	1.2
Apparel	1.1
Holding Companies — Diversified	1.0
Commercial Services	1.0
Toys	0.7
Transportation	0.6
Internet	0.6
Hand/Machine Tools	0.5

100.9
Liabilities in excess of other assets	(0.9)

100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks:
Australia	$10,021,470	$—	$—
Belgium	3,598,873	—	—
Brazil	4,662,383	—	—
Canada	55	—	—
Cayman Islands	2,631,465	—	—
China	5,159,992	—	—
France	45,410,041	—	—
Germany	22,584,222	—	—
Hong Kong	6,155,188	—	—
Ireland	768,645	—	—
Israel	3,459,345	—	—
Italy	5,079,449	—	—
Japan	49,985,920	—	—
Macau	1,110,427	—	—
Mexico	2,314,522	—	—
Netherlands	10,067,837	—	—
South Korea	2,555,361	—	—
Spain	10,584,182	—	—
Sweden	2,518,868	—	—
Switzerland	36,911,617	—	—
Taiwan	2,116,279	—	—
United Kingdom	86,539,797	—	—
Affiliated Money Market Mutual Fund	16,943,474	—	—

Total	$331,179,412	$—	$—

Fair Value of Level 2 investments at 12/31/09 was $272,726,006. $251,924,221 was transferred out of Level 2 into Level 1 at 9/30/10 as a result of no longer using third-party vendor modeling tools to reflect the lack of any significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.
It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 86.8%

COMMON STOCKS — 45.8%

Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc. (Class A Stock)	48,700	$556,641
Lamar Advertising Co. (Class A Stock)*	26,900	855,958
Omnicom Group, Inc.	20,500	809,340

		2,221,939

Aerospace & Defense — 0.4%
Boeing Co. (The)	14,394	957,777
Goodrich Corp.	10,830	798,496
HEICO Corp.	13,237	604,137
Northrop Grumman Corp.	12,100	733,623
United Technologies Corp.	63,810	4,545,186

		7,639,219

Agriculture — 0.4%
Altria Group, Inc.	75,215	1,806,664
Archer-Daniels-Midland Co.	22,673	723,722
British American Tobacco PLC (United Kingdom)	96,697	3,606,884
Imperial Tobacco Group PLC (United Kingdom)	45,960	1,369,602
Lorillard, Inc.	2,727	219,006
Reynolds American, Inc.	3,100	184,109

		7,909,987

Airlines — 0.1%
Delta Air Lines, Inc.*	46,900	545,916
UAL Corp.*	28,938	683,805

		1,229,721

Apparel — 0.2%
Burberry Group PLC (United Kingdom)	86,120	1,406,969
Coach, Inc.	9,750	418,860
Deckers Outdoor Corp.*	13,121	655,525
NIKE, Inc. (Class B Stock)	4,987	399,658
Phillips-Van Heusen Corp.	17,550	1,055,808
VF Corp.	1,654	134,007

		4,070,827

Auto Parts & Equipment — 0.4%
AutoZone, Inc.*	9,454	2,164,115
Cie Generale des Etablissements Michelin (Class B Stock) (France)*	12,070	918,323
Johnson Controls, Inc.	127,964	3,902,902

		6,985,340

Automobile Manufacturers — 0.7%
Daimler AG (Germany)*	27,548	1,744,799
Ford Motor Co.*	96,944	1,186,595
Honda Motor Co. Ltd. (Japan)	65,400	2,321,277
Nissan Motor Co. Ltd. (Japan)	247,000	2,156,960
PACCAR, Inc.	62,927	3,029,935
Volkswagen AG (PRFC Shares) (Germany)	24,947	3,010,821

		13,450,387

Banks — 0.6%
Bank of Ireland (Ireland)	270,532	228,658
Capital One Financial Corp.	40,890	1,617,200
Credit Suisse Group AG (Switzerland)	72,040	3,079,102
DnB NOR ASA (Norway)	93,396	1,271,239
First Horizon National Corp.*	18,115	206,693
Governor & Co. of the Bank of Ireland (The) (Ireland)*	87,105	73,504
Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	1,255,000	934,919
KBC Groep NV (Belgium)	26,170	1,173,929
Popular, Inc. (Puerto Rico)*	56,640	164,256
Standard Chartered PLC (United Kingdom)	77,360	2,219,036
TCF Financial Corp.	2,300	37,237
Zions Bancorp.	9,805	209,435

		11,215,208

Beverages — 1.0%
Anheuser-Busch InBev NV (Belgium)	32,960	1,938,850
Carlsberg A/S (Class B Stock) (Denmark)	6,842	713,386
Coca-Cola Co. (The)	124,943	7,311,664
Coca-Cola Enterprises, Inc.	6,000	186,000
Diageo PLC, ADR (United Kingdom)	17,000	1,173,170
Dr. Pepper Snapple Group, Inc.	29,000	1,030,080
Fomento Economico Mexicano SAB de CV, ADR (Mexico)	6,400	324,672
Molson Coors Brewing Co. (Class B Stock)	2,700	127,494
PepsiCo, Inc.	46,523	3,090,988
Pernod-Ricard SA (France)	28,076	2,344,324

		18,240,628

Biotechnology — 0.5%
Alexion Pharmaceuticals, Inc.*	15,901	1,023,388
Biogen Idec, Inc.*	25,293	1,419,443
Celgene Corp.*	95,232	5,486,315
Illumina, Inc.*	6,533	321,424
Intercell AG (Austria)*	20,582	466,332

		8,716,902

Building Materials — 0.5%
Daikin Industries Ltd. (Japan)	60,500	2,275,635
Holcim Ltd. (Switzerland)	16,400	1,053,112
Imerys SA (France)	12,300	736,786
Lafarge SA (France)	41,069	2,351,471
Lennox International, Inc.	16,700	696,223
Martin Marietta Materials, Inc.	4,500	346,365
Nippon Sheet Glass Co. Ltd. (Japan)	383,000	835,002
Trex Co., Inc.*	8,660	165,146
U.S. Concrete, Inc.	15,317	137,853

		8,597,593

Chemicals — 1.3%
Air Products & Chemicals, Inc.	9,470	784,306
Albemarle Corp.	31,700	1,483,877
Bayer AG (Germany)	47,790	3,332,413
Celanese Corp. (Class A Stock)	20,483	657,504
Cytec Industries, Inc.	17,357	978,588
Dow Chemical Co. (The)	86,566	2,377,102
E.I. du Pont de Nemours & Co.	119,634	5,338,069
Huabao International Holdings Ltd. (Bermuda)	567,000	884,242

Lanxess AG (Germany)	28,501	1,561,544
Linde AG (Germany)	8,443	1,098,969
LyondellBasell Industries NV (Class A Stock) (Netherlands)*	19,216	459,263
LyondellBasell Industries NV (Class B Stock) (Netherlands)*	17,572	419,092
Monsanto Co.	4,249	203,655
Mosaic Co. (The)	5,313	312,192
PPG Industries, Inc.	14,985	1,090,908
Sherwin-Williams Co. (The)	11,900	894,166
Shin-Etsu Chemical Co. Ltd. (Japan)	20,000	973,886
Solutia, Inc.*	41,565	665,871
Symrise AG (Germany)	27,800	772,559

		24,288,206

Coal
Consol Energy, Inc.	3,978	147,027
Peabody Energy Corp.	4,564	223,681

		370,708

Commercial Banks — 1.4%
Banco Bilbao Vizcaya Argentaria SA (Spain)	186,943	2,524,294
Bank of America Corp.	495,221	6,492,347
Barclays PLC (United Kingdom)	550,562	2,591,165
BB&T Corp.	70,539	1,698,579
China Merchants Bank Co. Ltd. (Class H Stock) (China)	606,000	1,562,087
Huntington Bancshares, Inc.	138,631	786,038
Intesa Sanpaolo SpA (Italy)	293,100	951,974
KeyCorp	90,488	720,284
Lloyds Banking Group PLC (United Kingdom)*	1,392,847	1,621,757
M&T Bank Corp.	7,260	593,941
Regions Financial Corp.	63,726	463,288
Sumitomo Mitsui Financial Group, Inc. (Japan)	37,500	1,092,477
SVB Financial Group*	6,337	268,182
U.S. Bancorp	173,255	3,745,773
UniCredit SpA (Italy)	372,628	951,458
United Community Banks, Inc.*	97,300	217,952
Wilmington Trust Corp.	45,100	404,998

		26,686,594

Commercial Services — 0.4%
Alliance Data Systems Corp.*	15,172	990,125
Apollo Group, Inc. (Class A Stock)*	20,600	1,057,810
Avis Budget Group, Inc.*	54,800	638,420
Edenred (France)*	16,750	331,785
Experian PLC (United Kingdom)	100,628	1,095,466
Genpact Ltd. (Bermuda)	15,495	274,726
Hewitt Associates, Inc. (Class A Stock)*	18,240	919,843
SGS SA (Switzerland)	550	888,821
Sotheby’s	15,100	555,982
Visa, Inc. (Class A Stock)	3,030	225,008
Washington Post Co. (The) (Class B Stock)*	1,800	718,938

		7,696,924

Computers — 2.3%
Apple, Inc.*	60,139	17,064,441
Atos Origin SA (France)	16,924	765,057
CGI Group, Inc. (Class A Stock) (Canada)*	36,200	544,086
Cognizant Technology Solutions Corp. (Class A Stock)*	44,585	2,874,395
Computer Sciences Corp.	1,680	77,280
Dell, Inc.*	25,663	332,592
EMC Corp.*	138,972	2,822,521
Fujitsu Ltd. (Japan)	144,000	1,010,829
Hewlett-Packard Co.	96,167	4,045,746
Infosys Technologies Ltd., ADR (India)	21,308	1,434,242
International Business Machines Corp.	52,007	6,976,219
MICROS Systems, Inc.*	21,700	918,561
NetApp, Inc.*	22,500	1,120,275
Research In Motion Ltd. (Canada)*	7,051	343,313
Riverbed Technology, Inc.*	9,100	414,778
SanDisk Corp.*	18,968	695,177
Synopsys, Inc.*	29,600	733,192
Western Digital Corp.*	38,632	1,096,763

		43,269,467

Construction & Engineering — 0.2%
ABB Ltd. (Switzerland)*	72,000	1,517,448
Atlas Copco AB (Class A Stock) (Sweden)	33,885	654,037
KBR, Inc.	39,574	975,103

		3,146,588

Containers & Packaging — 0.1%
Bemis Co., Inc.	24,800	787,400
Greif, Inc. (Class A Stock)	10,840	637,826
Rock-Tenn Co. (Class A Stock)	17,400	866,694
Smurfit-Stone Container Corp.*	9,538	175,213

		2,467,133

Cosmetics/Personal Care — 0.6%
Avon Products, Inc.	7,529	241,756
Colgate-Palmolive Co.	19,793	1,521,290
Procter & Gamble Co. (The)	128,683	7,717,120

Shiseido Co. Ltd. (Japan)	52,700	1,183,035

		10,663,201

Distribution/Wholesale — 0.5%
Genuine Parts Co.	37,500	1,672,125
Marubeni Corp. (Japan)	283,000	1,600,096
Mitsubishi Corp. (Japan)	68,400	1,623,148
Mitsui & Co. Ltd. (Japan)	105,600	1,571,097
Sumitomo Corp. (Japan)	91,100	1,174,216
W.W. Grainger, Inc.	10,600	1,262,566
Wolseley PLC (United Kingdom)*	16,000	401,898

		9,305,146

Diversified Financial Services — 1.3%
American Express Co.	58,272	2,449,172
Ameriprise Financial, Inc.	27,979	1,324,246
Bank of New York Mellon Corp. (The)	15,420	402,925
BlackRock, Inc.	3,200	544,800
Charles Schwab Corp. (The)	99,800	1,387,220
CME Group, Inc.	5,688	1,481,439
Discover Financial Services	48,751	813,167
Franklin Resources, Inc.	5,029	537,600
Goldman Sachs Group, Inc. (The)	29,896	4,322,364

ICAP PLC (United Kingdom)	141,599	959,816
Invesco Ltd. (Bermuda)	27,674	587,519
Lazard Ltd. (Class A Stock) (Bermuda)	17,200	603,376
Macquarie Group Ltd. (Australia)	41,789	1,464,984
MasterCard, Inc. (Class A Stock)	8,922	1,998,528
Morgan Stanley	98,854	2,439,717
NASDAQ OMX Group, Inc. (The)*	35,512	689,998
Nomura Holdings, Inc. (Japan)	86,500	418,615
Och-Ziff Capital Management Group LLC (Class A Stock)	41,890	624,161
T. Rowe Price Group, Inc.	13,830	692,399
TD Ameritrade Holding Corp.*	31,977	516,428

		24,258,474

Diversified Machinery — 0.5%
Alstom SA (France)	13,200	673,370
Cummins, Inc.	30,650	2,776,277
Deere & Co.	38,069	2,656,455
Kubota Corp. (Japan)	279,000	2,553,378
Rockwell Automation, Inc.	10,900	672,857
Wabtec Corp.	15,390	735,488

		10,067,825

Diversified Manufacturing — 0.9%
3M Co.	9,046	784,379
Carlisle Cos., Inc.	46,000	1,377,700
Cookson Group PLC (United Kingdom)*	78,447	674,079
Cooper Industries PLC (Ireland)	7,260	355,232
FUJIFILM Holdings Corp. (Japan)	44,800	1,483,852
General Electric Co.	221,021	3,591,591
Honeywell International, Inc.	84,290	3,703,703
Parker Hannifin Corp.	20,751	1,453,815
Siemens AG (Germany)	16,072	1,696,506
Textron, Inc.	20,053	412,290
Tyco International Ltd. (Switzerland)	23,376	858,600

		16,391,747

Electric — 1.2%
AES Corp. (The)*	14,307	162,384
Ameren Corp.	4,896	139,046
American Electric Power Co., Inc.	41,336	1,497,603
Consolidated Edison, Inc.	5,908	284,884
Constellation Energy Group, Inc.	6,518	210,140
Dominion Resources, Inc.	12,362	539,725
DTE Energy Co.	3,340	153,406
Duke Energy Corp.	27,504	487,096
E.ON AG (Germany)	35,000	1,032,050
Edison International	21,883	752,556
Entergy Corp.	19,550	1,496,162
Exelon Corp.	20,341	866,120
FirstEnergy Corp.	6,496	250,356
GDF Suez (France)	61,074	2,186,388
International Power PLC (United Kingdom)	112,462	685,464
National Grid PLC (United Kingdom)	127,774	1,083,885
NextEra Energy, Inc.	23,945	1,302,369
Northeast Utilities	3,617	106,955
NRG Energy, Inc.*	5,544	115,426
NV Energy, Inc.	61,679	811,079
PG&E Corp.	53,480	2,429,062
PPL Corp.	9,725	264,812
Progress Energy, Inc.	5,931	263,455
Public Service Enterprise Group, Inc.	22,456	742,844
SCANA Corp.	12,164	490,452
Southern Co.	75,197	2,800,336
Wisconsin Energy Corp.	2,526	146,003
Xcel Energy, Inc.	26,841	616,538

		21,916,596

Electronic Components & Equipment — 0.5%
Emerson Electric Co.	22,503	1,185,008
Generac Holdings, Inc.*	33,430	455,985
Hon Hai Precision Industry Co. Ltd., GDR (Taiwan)	163,016	1,230,771
LG Electronics, Inc. (South Korea)	11,026	929,269
Mitsubishi Electric Corp. (Japan)	228,000	1,960,997
Schneider Electric SA (France)	13,519	1,714,156
Tyco Electronics Ltd. (Switzerland)	65,800	1,922,676

		9,398,862

Electronics — 0.4%
Amphenol Corp. (Class A Stock)	20,020	980,580
Gentex Corp.	41,670	812,982
Koninklijke Philips Electronics NV (Netherlands)	62,310	1,958,389
Murata Manufacturing Co. Ltd. (Japan)	13,200	695,735
Nidec Corp. (Japan)	18,200	1,617,681
PerkinElmer, Inc.	30,542	706,742
Premier Farnell PLC (United Kingdom)	180,739	756,936
Thermo Fisher Scientific, Inc.*	6,314	302,314

		7,831,359

Exchange Traded Funds — 0.1%
Cohen & Steers Infrastructure Fund, Inc.	121,028	1,926,766
iPath S&P 500 VIX Short-Term Futures ETN*	11,600	200,912
WisdomTree Dreyfus Chinese Yuan Fund*	15,900	403,860

		2,531,538

Financial — Bank & Trust — 1.6%
BNP Paribas (France)	53,839	3,829,076
Citigroup, Inc.*	1,445,653	5,638,047
Fifth Third Bancorp	12,260	147,488
HSBC Holdings PLC (United Kingdom) (Quote MTF)	196,018	1,986,107
HSBC Holdings PLC (United Kingdom) (XHKG)	240,800	2,473,531
Mitsubishi UFJ Financial Group, Inc. (Japan)	179,700	837,366
Societe Generale (France)	25,872	1,490,160
State Street Corp.	27,557	1,037,797
SunTrust Banks, Inc.	30,800	795,564
Wells Fargo & Co.	447,640	11,249,193

		29,484,329

Food — 1.1%
Campbell Soup Co.	38,271	1,368,188

ConAgra Foods, Inc.	43,851	962,091
General Mills, Inc.	63,627	2,324,931
H.J. Heinz Co.	5,695	269,772
Hershey Co. (The)	2,900	138,011
J.M. Smucker Co. (The)	38,800	2,348,564
Kellogg Co.	14,798	747,447
Kraft Foods, Inc. (Class A Stock)	41,512	1,281,060
Nestle SA (Switzerland)	67,288	3,584,722
Safeway, Inc.	7,000	148,120
Sara Lee Corp.	26,300	353,209
Sodexo (France)	21,953	1,424,548
Sysco Corp.	64,695	1,845,101
Unilever NV, CVA (Netherlands)	67,396	2,014,420
Unilever PLC (United Kingdom)	55,385	1,601,743
WM Morrison Supermarkets PLC (United Kingdom)	146,086	678,589

		21,090,516

Food & Staples Retailing — 0.2%
Costco Wholesale Corp.	7,738	499,024
Kroger Co. (The)	43,023	931,878
Tesco PLC (United Kingdom)	277,665	1,849,413

		3,280,315

Forest Products & Paper
Plum Creek Timber Co., Inc.	11,140	393,242

Gas — 0.4%
CenterPoint Energy, Inc.	8,720	137,078
Centrica PLC (United Kingdom)	579,439	2,944,618
Energen Corp.	21,300	973,836
NiSource, Inc.	6,048	105,235
Perusahaan Gas Negara PT (Indonesia)	1,456,000	628,079
Sempra Energy	16,806	904,163
Snam Rete Gas SpA (Italy)	278,869	1,412,327

		7,105,336

Hand/Machine Tools — 0.1%
Baldor Electric Co.	25,500	1,030,200
SMC Corp. (Japan)	4,574	603,255
Stanley Black & Decker, Inc.	12,945	793,270

		2,426,725

Healthcare Products — 0.4%
Becton, Dickinson and Co.	28,400	2,104,440
Boston Scientific Corp.*	22,945	140,653
Covidien PLC (Ireland)	25,471	1,023,680
Johnson & Johnson	32,900	2,038,484
Sirona Dental Systems, Inc.*	14,600	526,184
Thoratec Corp.*	20,640	763,267

		6,596,708

Healthcare Services — 0.7%
Aetna, Inc.	23,907	755,700
AMERIGROUP Corp.*	16,305	692,473
DaVita, Inc.*	13,867	957,239
Emeritus Corp.*	21,670	369,690
Fresenius Medical Care AG & Co. KGaA (Germany)	20,107	1,241,851
Health Net, Inc.*	23,922	650,439
HealthSpring, Inc.*	22,100	571,064
Humana, Inc.*	32,661	1,640,889
Lincare Holdings, Inc.	96,200	2,413,658
National Healthcare Corp.	47,200	1,749,704
UnitedHealth Group, Inc.	45,687	1,604,071
WellPoint, Inc.*	14,007	793,357

		13,440,135

Holding Companies — Diversified — 0.2%
Hutchison Whampoa Ltd. (Hong Kong)	178,000	1,660,968
LVMH Moet Hennessy Louis Vuitton SA (France)	8,433	1,237,002

		2,897,970

Home Builders
Lennar Corp. (Class A Stock)	37,638	578,873
NVR, Inc.*	440	284,913

		863,786

Home Furnishings — 0.1%
Harman International Industries, Inc.*	23,800	795,158
Tempur-Pedic International, Inc.*	11,163	346,053

		1,141,211

Hotels, Restaurants & Leisure — 0.2%
International Game Technology	52,744	762,151
McDonald’s Corp.	29,004	2,161,088
Yum! Brands, Inc.	29,132	1,341,820

		4,265,059

Household Products/ Wares — 0.2%
Clorox Co.*	2,500	166,900
Fortune Brands, Inc.	29,600	1,457,208
Kimberly-Clark Corp.	7,436	483,712
Reckitt Benckiser Group PLC (United Kingdom)	34,359	1,889,642

		3,997,462

Insurance — 2.4%
ACE Ltd. (Switzerland)	49,809	2,901,374
Aflac, Inc.	15,008	776,064
Allstate Corp. (The)	13,450	424,347
Aon Corp.	23,400	915,174
Assurant, Inc.	17,500	712,250
AXA SA (France)	82,324	1,439,329
AXIS Capital Holdings Ltd.	10,119	333,320
Berkshire Hathaway, Inc. (Class A Stock)*	10	1,245,000
Berkshire Hathaway, Inc. (Class B Stock)*	48,069	3,974,345
China Life Insurance Co. Ltd. (Class H Stock) (China)	137,000	541,195
Cincinnati Financial Corp.	47,900	1,381,915
Everest Re Group Ltd. (Bermuda)	3,180	274,975
Genworth Financial, Inc. (Class A Stock)*	44,200	540,124
ING Groep NV, CVA (Netherlands)*	343,810	3,566,805
Lincoln National Corp.	13,732	328,469
Loews Corp.	143,900	5,453,810
MetLife, Inc.	104,204	4,006,644
Old Republic International Corp.	114,700	1,588,595
OneBeacon Insurance Group Ltd. (Class A Stock) (Bermuda)	41,000	585,890
Principal Financial Group, Inc.	13,300	344,736
ProAssurance Corp.*	28,500	1,641,315
Prudential PLC (United Kingdom)	100,000	999,874

QBE Insurance Group Ltd. (Australia)	81,618	1,361,602
RenaissanceRe Holdings Ltd. (Bermuda)	25,428	1,524,663
Symetra Financial Corp.	35,800	374,468
Transatlantic Holdings, Inc.	39,500	2,007,390
Travelers Cos., Inc. (The)	5,952	310,099
W.R. Berkley Corp.	61,200	1,656,684
XL Group PLC (Ireland)	74,820	1,620,601
Zurich Financial Services AG (Switzerland)	11,419	2,676,228

		45,507,285

Internet Software & Services — 0.7%
Amazon.com, Inc.*	29,161	4,580,027
Equinix, Inc.*	8,370	856,669
Expedia, Inc.	25,300	713,713
Google, Inc. (Class A Stock)*	9,028	4,746,832
NetFlix, Inc.*	3,370	546,479
Yahoo! Japan Corp. (Japan)	2,521	870,935

		12,314,655

Investment Company — 0.1%
Man Group PLC (United Kingdom)	492,246	1,694,227

Iron/Steel — 0.2%
ArcelorMittal (Luxembourg)	93,225	3,070,475
Cliffs Natural Resources, Inc.	20,322	1,298,982

		4,369,457

Leisure — 0.1%
Carnival Corp. (Panama)	42,439	1,621,594
Harley-Davidson, Inc.	36,600	1,040,904
Royal Caribbean Cruises Ltd. (Liberia)*	5,200	163,956

		2,826,454

Lodging — 0.3%
Accor SA (France)	25,650	936,602
Intercontinental Hotels Group PLC (United Kingdom)	84,830	1,513,822
Monarch Casino & Resort, Inc.*	54,500	610,945
Sands China Ltd. (Cayman Islands)	235,200	424,393
Starwood Hotels & Resorts Worldwide, Inc.	6,361	334,270
Wyndham Worldwide Corp.	25,538	701,529
Wynn Macau Ltd. (Cayman Islands)*	244,000	422,032

		4,943,593

Machinery — Construction & Mining — 0.2%
Caterpillar, Inc.	24,979	1,965,348
Komatsu Ltd. (Japan)	62,800	1,457,911

		3,423,259

Media — 1.2%
AH Belo Corp. (Class A Stock)*	59,670	421,867
Belo Corp. (Class A Stock)*	68,520	424,824
Cablevision Systems Corp. (Class A Stock)	20,800	544,752
CBS Corp. (Class B Stock)	127,926	2,028,906
Comcast Corp. (Class A Stock)*	81,884	1,480,463
DIRECTV (Class A Stock)*	8,373	348,568
Discovery Communications, Inc. (Class A Stock)*	25,547	1,112,572
Entercom Communications Corp. (Class A Stock)*	60,500	475,530
Gannett Co., Inc.	188,484	2,305,159
LIN TV Corp. (Class A Stock)*	78,700	349,428
Reed Elsevier NV (Netherlands)	91,964	1,159,674
Scripps Networks Interactive, Inc. (Class A Stock)	21,000	999,180
Time Warner, Inc.	189,040	5,794,076
Walt Disney Co. (The)	88,837	2,941,393
Wolters Kluwer NV (Netherlands)	38,600	810,371
WPP PLC (United Kingdom)	194,781	2,155,632

		23,352,395

Metal Fabricate/Hardware — 0.1%
Precision Castparts Corp.	6,240	794,664
Timken Co.	17,482	670,609

		1,465,273

Mining — 1.4%
Barrick Gold Corp. (NYSE) (Canada)	21,232	982,829
Barrick Gold Corp. (TSX) (Canada)	25,599	1,183,043
BHP Billiton Ltd. (Australia)	60,000	2,256,502
BHP Billiton PLC (United Kingdom)	44,580	1,418,117
First Quantum Minerals Ltd. (Canada)	11,279	857,792
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	83,062	7,092,664
Kinross Gold Corp. (Canada)	105,567	1,980,215
Newmont Mining Corp.	36,343	2,282,704
Rio Tinto Ltd. (Australia)	13,460	998,757
Rio Tinto PLC (United Kingdom)	21,270	1,243,295
Titanium Metals Corp.*	67,810	1,353,488
Vale SA, ADR (Brazil)	65,416	1,979,924
Xstrata PLC (United Kingdom)	92,688	1,773,445

		25,402,775

Multi-Line Retail — 0.2%
Family Dollar Stores, Inc.	23,329	1,030,209
Sears Holdings Corp.*	26,300	1,897,282

		2,927,491

Office Equipment — 0.1%
Canon, Inc. (Japan)	37,700	1,759,002
Ricoh Co. Ltd. (Japan)	73,000	1,029,241

		2,788,243

Oil & Gas — 4.2%
Anadarko Petroleum Corp.	21,093	1,203,356
Apache Corp.	36,375	3,556,020
Baker Hughes, Inc.	25,333	1,079,186
BG Group PLC (United Kingdom)	228,496	4,014,779
BP PLC (United Kingdom)	501,956	3,373,288
Cairn Energy PLC (United Kingdom)*	96,684	688,929
Cameron International Corp.*	20,931	899,196
Chesapeake Energy Corp.	16,232	367,655
Chevron Corp.	79,064	6,408,137
CNOOC Ltd. (Hong Kong)	577,000	1,118,475
Concho Resources, Inc.*	17,730	1,173,194
ConocoPhillips	53,034	3,045,743
Denbury Resources, Inc.*	9,245	146,903
Devon Energy Corp.	91,400	5,917,236

Ensco International PLC, ADR (United Kingdom)	2,900	129,717
EOG Resources, Inc.	46,645	4,336,586
EQT Corp.	4,331	156,176
Exxon Mobil Corp.	191,879	11,856,203
Forest Oil Corp.*	31,660	940,302
Halliburton Co.	15,272	505,045
Hess Corp.	5,082	300,448
JX Holdings, Inc. (Japan)	238,300	1,381,615
Marathon Oil Corp.	11,956	395,744
Murphy Oil Corp.	5,387	333,563
Nabors Industries Ltd. (Bermuda)*	11,370	205,342
National Oilwell Varco, Inc.	9,948	442,387
Noble Corp. (Switzerland)	3,900	131,781
Noble Energy, Inc.	6,341	476,146
NuStar GP Holdings LLC	42,700	1,448,384
Occidental Petroleum Corp.	56,741	4,442,820
Petroleo Brasileiro SA, ADR (Brazil)	15,380	557,833
Pioneer Natural Resources Co.	2,978	193,659
Range Resources Corp.	3,698	141,005
Rowan Cos., Inc.*	5,800	176,088
Royal Dutch Shell PLC (Class A Stock) (United Kingdom)	215,266	6,511,918
RPC, Inc.	17,200	363,952
Schlumberger Ltd. (Netherlands)	68,580	4,225,214
SEACOR Holdings, Inc.*	8,300	706,828
Southwestern Energy Co.*	21,867	731,232
Total SA (France)	58,543	3,017,174
Transocean Ltd. (Switzerland)*	2,100	135,009
Tullow Oil PLC (United Kingdom)	40,233	805,191
Valero Energy Corp.	9,203	161,144

		78,200,603

Oil & Gas Services
FMC Technologies, Inc.*	1,966	134,258
Oceaneering International, Inc.*	2,500	134,650
Oil States International, Inc.*	2,900	134,995
Superior Energy Services, Inc.*	4,900	130,781

		534,684

Pharmaceuticals — 2.7%
Abbott Laboratories	155,531	8,124,939
AmerisourceBergen Corp.	66,300	2,032,758
Bristol-Myers Squibb Co.	65,953	1,787,986
Cardinal Health, Inc.	44,625	1,474,410
Cephalon, Inc.*	16,518	1,031,384
Express Scripts, Inc.*	25,020	1,218,474
GlaxoSmithKline PLC (United Kingdom)	168,143	3,313,572
McKesson Corp.	4,256	262,936
Mead Johnson Nutrition Co.	3,700	210,567
Medco Health Solutions, Inc.*	9,356	487,073
Merck & Co., Inc.	254,940	9,384,341
Mylan, Inc.*	39,332	739,835
Novartis AG (Switzerland)	37,800	2,167,639
Pfizer, Inc.	375,610	6,449,224
Roche Holding AG (Switzerland)*	13,000	1,775,403
Sanofi-Aventis SA (France)	59,788	3,983,612
Shire PLC (Jersey)	43,213	973,443
Teva Pharmaceutical Industries Ltd., ADR (Israel)	49,749	2,624,260
Valeant Pharmaceuticals International, Inc. (Canada)	66,202	1,658,360

		49,700,216

Pipelines — 0.5%
El Paso Corp.	91,148	1,128,412
Energy Transfer Equity LP	39,300	1,458,816
Enterprise GP Holdings LP	19,240	1,129,773
Kinder Morgan Management LLC*	12,762	768,910
ONEOK, Inc.	53,120	2,392,525
Spectra Energy Corp.	11,129	250,959
Williams Cos., Inc. (The)	107,716	2,058,453

		9,187,848

Real Estate — 0.3%
China Overseas Land & Investment Ltd. (Hong Kong)	484,000	1,024,286
China Resources Land Ltd. (Cayman Islands)	406,000	825,726
Hang Lung Properties Ltd. (Hong Kong)	296,000	1,445,884
Mitsui Fudosan Co. Ltd. (Japan)	31,000	522,856
Sun Hung Kai Properties Ltd. (Hong Kong)	84,000	1,450,730
WP Carey & Co. LLC	44,100	1,276,695

		6,546,177

Real Estate Investment Trusts — 0.9%
Agree Realty Corp.	47,300	1,194,325
Annaly Capital Management, Inc.	69,300	1,219,680
Apartment Investment & Management Co. (Class A Stock)	47,906	1,024,230
Associated Estates Realty Corp.	32,880	459,662
Brandywine Realty Trust	69,470	851,008
BRE Properties, Inc.	8,850	367,275
British Land Co. PLC (United Kingdom)	66,000	482,108
Brookfield Asset Management, Inc. (Class A Stock) (Canada)	58,100	1,648,297
Brookfield Properties Corp. (Canada)	18,000	279,360
Cousins Properties, Inc.	107,683	768,857
Digital Realty Trust, Inc.	13,740	847,758
Duke Realty Corp.	39,340	455,951
DuPont Fabros Technology, Inc.	20,930	526,390
Excel Trust, Inc.	57,400	646,898
Getty Realty Corp.	39,100	1,049,053
Health Care REIT, Inc.	6,666	315,568
National Health Investors, Inc.	20,900	920,854
Omega Healthcare Investors, Inc.	41,050	921,572
Pebblebrook Hotel Trust*	17,110	308,151
Pennsylvania Real Estate Investment Trust	44,190	524,093
Regency Centers Corp.	34,790	1,373,161
Simon Property Group, Inc.	4,593	425,955
Strategic Hotels & Resorts, Inc.*	101,790	431,590

		17,041,796

Retail — 0.7%
Bed Bath & Beyond, Inc.*	28,500	1,237,185
Best Buy Co., Inc.	13,026	531,852
Darden Restaurants, Inc.	7,031	300,786
Dick’s Sporting Goods, Inc.*	22,100	619,684

GameStop Corp. (Class A Stock)*	15,608	307,634
Industria de Diseno Textil SA (Spain)	12,800	1,016,790
Li Ning Co. Ltd. (Cayman Islands)	94,000	285,313
Lowe’s Cos., Inc.	49,494	1,103,221
Nordstrom, Inc.	11,099	412,883
Starbucks Corp.	21,895	560,074
Wal-Mart Stores, Inc.	81,725	4,373,922
Walgreen Co.	75,817	2,539,869

		13,289,213

Retail & Merchandising — 1.0%
AutoNation, Inc.*	14,286	332,150
Belle International Holdings Ltd. (Cayman Islands)	242,000	485,943
CVS Caremark Corp.	50,698	1,595,466
Esprit Holdings Ltd. (Bermuda)	188,300	1,021,727
Gap, Inc. (The)*	149,200	2,781,088
Home Depot, Inc. (The)	41,000	1,298,880
JC Penney Co., Inc.	5,563	151,202
Kohl’s Corp.*	13,559	714,288
Macy’s, Inc.	39,692	916,488
Marks & Spencer Group PLC (United Kingdom)	175,484	1,069,863
OfficeMax, Inc.*	43,200	565,488
PPR (France)	16,917	2,738,629
Staples, Inc.	90,692	1,897,277
Takashimaya Co. Ltd. (Japan)	109,000	840,872
Target Corp.	37,590	2,008,810
TJX Cos., Inc. (The)	20,800	928,304

		19,346,475

Savings & Loan — 0.1%
People’s United Financial, Inc.	73,400	960,806

Semiconductors — 1.0%
Altera Corp.	18,444	556,271
Analog Devices, Inc.	83,266	2,612,887
ASML Holding NV (Netherlands)	28,235	843,347
Broadcom Corp. (Class A Stock)	72,936	2,581,205
Intersil Corp. (Class A Stock)	76,220	891,012
Lam Research Corp.*	41,228	1,725,392
Linear Technology Corp.	23,646	726,642
Marvell Technology Group Ltd. (Bermuda)*	116,164	2,034,032
Micron Technology, Inc.*	58,129	419,110
Novellus Systems, Inc.*	50,824	1,350,902
Samsung Electronics Co. Ltd. (South Korea)	1,360	926,744
Sumco Corp. (Japan)*	40,000	623,862
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	207,447	2,103,512
Xilinx, Inc.	42,776	1,138,269

		18,533,187

Software — 1.1%
Adobe Systems, Inc.*	8,049	210,481
Autonomy Corp. PLC (United Kingdom)*	25,960	739,349
Citrix Systems, Inc.*	11,800	805,232
Concur Technologies, Inc.*	12,600	622,944
Intuit, Inc.*	25,813	1,130,868
Microsoft Corp.	414,260	10,145,227
Oracle Corp.	186,486	5,007,149
SAP AG (Germany)	26,580	1,314,796
Taleo Corp. (Class A Stock)*	24,820	719,532
VMware, Inc. (Class A Stock)*	7,587	644,440

		21,340,018

Specialty Retail
Williams-Sonoma, Inc.	21,740	689,158

Telecommunications — 2.9%
ADTRAN, Inc.	28,448	1,004,214
Alaska Communications Systems Group, Inc.	10,900	110,635
Amdocs Ltd. (Guernsey)*	27,840	797,894
America Movil SAB de CV (Class L Stock), ADR (Mexico)	15,000	799,950
American Tower Corp. (Class A Stock)*	29,989	1,537,236
AT&T, Inc.	262,279	7,501,180
BT Group PLC (United Kingdom)	450,368	990,473
Cable & Wireless Worldwide (United Kingdom)	387,028	447,169
CenturyLink, Inc.	21,566	850,994
Cisco Systems, Inc.*	271,566	5,947,295
Corning, Inc.	41,878	765,530
Crown Castle International Corp.*	5,580	246,357
Frontier Communications Corp.	44,688	365,101
Juniper Networks, Inc.*	62,920	1,909,622
Koninklijke KPN NV (Netherlands)	66,039	1,021,366
Motorola, Inc.*	184,017	1,569,665
Nokia Oyj (Finland)*	75,215	755,698
QUALCOMM, Inc.	144,223	6,507,342
Singapore Telecommunications Ltd. (Singapore)	357,000	852,392
Sprint Nextel Corp.*	440,418	2,039,135
Telefonica SA (Spain)	187,998	4,655,484
Telekomunikasi Indonesia Tbk PT (Indonesia)	604,000	622,611
Telephone & Data Systems, Inc.	46,800	1,326,780
tw telecom, Inc.*	44,200	820,794
Verizon Communications, Inc.	119,134	3,882,577
Vodafone Group PLC (United Kingdom)	2,391,031	5,900,766
Vodafone Group PLC, ADR (United Kingdom)	27,100	672,351

		53,900,611

Tobacco — 0.4%
Japan Tobacco, Inc. (Japan)	712	2,370,206
Philip Morris International, Inc.	82,994	4,649,324

		7,019,530

Toys — 0.2%
Hasbro, Inc.	30,720	1,367,347
Nintendo Co. Ltd. (Japan)	7,700	1,924,078

		3,291,425

Transportation — 1.0%
Canadian National Railway Co. (Canada)	13,930	891,799
CSX Corp.	21,130	1,168,911
Deutsche Post AG (Germany)*	22,000	399,037
East Japan Railway Co. (Japan)	30,200	1,823,287
GATX Corp.	31,500	923,580

Nippon Express Co. Ltd. (Japan)	144,000	546,814
Norfolk Southern Corp.	70,655	4,204,679
Teekay Corp. (Marshall Island)	97,900	2,616,867
Union Pacific Corp.	38,431	3,143,656
United Parcel Service, Inc. (Class B Stock)	32,236	2,149,819

		17,868,449

Water
American Water Works Co., Inc.	18,993	441,967

TOTAL COMMON STOCKS (cost $840,578,944)		856,458,183

PREFERRED STOCKS — 0.2%

Automobile Manufacturers
Motors Liquidation Co., 1.50%	110,000	861,575

Financial — Bank & Trust — 0.1%
Wells Fargo & Co., Series L, 7.50%	1,000	1,006,000

Financial Services
Ally Financial, Inc., 7.00%, 144A	150	135,033

Home Builders — 0.1%
M/I Homes, Inc., 9.75%	49,350	863,625

Real Estate Investment Trust
Strategic Hotels & Resorts, Inc., Series A, 8.50%*	500	11,480

TOTAL PREFERRED STOCKS (cost $2,747,434)		2,877,713

	Units
RIGHTS(I)*

Auto Parts & Equipment
Cie Generale des Etablissements Michelin, expiring 10/13/10 (France) (cost $0)	12,070	33,699

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
ASSET-BACKED SECURITIES — 0.4%

AH Mortgage Advance Trust,
Series 2010-ADV1, Class A1, 144A
3.968%	08/15/22	AAA(d)	$275	275,344
Ally Auto Receivables Trust,
Series 2010-1, Class A3
1.45%	05/15/14	Aaa	510	515,214
Series 2010-3, Class A4
1.55%	08/17/15	Aaa	467	470,285
Bank of America Auto Trust,
Series 2010-2, Class A3
1.31%	07/15/14	Aaa	590	595,796
Centex Home Equity,
Series 2004-D, Class AF4
4.68%	06/25/32	Aaa	600	604,425
Chase Funding Mortgage Loan Asset Backed Certificates,
Series 2003-6, Class 1A4
4.499%	11/25/34	Aaa	520	514,822
Citifinancial Mortgage Securities, Inc.,
Series 2003-3, Class AF4
5.348%	08/25/33	Aaa	563	566,058
CNH Equipment Trust,
Series 2010-A, Class A3
1.54%	07/15/14	Aaa	1,280	1,295,407
HFC Home Equity Loan Asset Backed Certificates,
Series 2005-2, Class A1
0.527% (c)	01/20/35	Aaa	496	439,233
Home Equity Asset Trust,
Series 2005-2, Class M2
0.736% (c)	07/25/35	Baa2	650	599,120
HSBC Home Equity Loan Trust,
Series 2006-1, Class A1
0.417% (c)	01/20/36	Aaa	463	420,119
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.556% (c)	11/25/35	Baa1	99	69,432
Mercedes-Benz Auto Receivables Trust,
Series 2010-1, Class A3
1.42%	08/15/14	Aaa	550	556,927
Residential Asset Mortgage Products, Inc.,
Series 2006-NC1, Class A2
0.446% (c)	01/25/36	B2	982	855,230
Residential Asset Securities Corp.,
Series 2006-KS1, Class A4
0.433%	02/25/36	Caa2	500	325,165
Structured Asset Securities Corp.,
Series 2002-AL1, Class A2
3.45%	02/25/32	Aaa	229	218,008

TOTAL ASSET-BACKED SECURITIES (cost $8,067,981)				8,320,585

BANK LOANS(c)(g) — 0.4%

Abitibi-Consolidated, Inc.
11.00%	03/31/12	B1	800	808,000
Calpine Corp.
7.00%	04/28/17	Ba3	499	506,387
CapMark Financial Group
3.25%	03/23/13	D(d)	3,370	1,173,882
4.75%	03/23/11	C	422	341,206
CCM Mergier, Inc.
8.50%	07/13/12	B3	353	348,613
8.50%	07/21/12	B3	95	94,228
8.50%	07/21/12	B3	45	44,871
Claire’s Stores, Inc.
3.05%	05/29/14	Caa2	839	726,088
3.225%	05/29/14	Caa2	139	120,726
Clear Channel Communications, Inc.
3.906%	01/29/16	Caa1	500	393,562
General Growth Properties
1.25%	12/31/49	C	7	7,369
5.25%	12/31/49	C	604	636,577
Harrah’s Operating Co., Inc.
3.498%	01/28/15	Caa1	500	430,102
High Plains Broadcasting
9.00%	09/14/16	Ba3	103	102,768
Idearc, Inc.
11.00%	12/31/15	B(d)	454	352,358
Newport Television LLC
9.00%	09/14/16	B3	396	393,116
Texas Competitive Electric Holdings Co. LLC
3.756%	10/10/14	B1	891	691,106

3.789%	10/10/14	B1	2	1,786

TOTAL BANK LOANS (cost $7,400,724)				7,172,745

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%

Banc of America Commercial Mortgage, Inc.,
Series 2005-3, Class AM
4.727%	07/10/43	Aaa	765	704,313
Series 2006-3, Class A4
5.889%	07/10/44	A+(d)	610	649,377
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871%	09/11/42	Aaa	195	208,105
Freddie Mac,
Series 2564, Class VJ
5.50%	10/15/22	Aaa	1,000	1,096,441
Series 2832, Class PE
5.50%	01/15/33	Aaa	926	992,741
Series 3564, Class JA
4.00%	01/15/18	Aaa	779	834,487
Greenpoint Mortgage Funding Trust,
Series 2005-AR4, Class 4A1A
0.566%(c)	10/25/45	B3	658	384,061
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-CB13, Class A4
5.459%	01/12/43	Aaa	600	643,934
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.08%	06/15/38	Aaa	525	578,449
Series 2006-C6, Class A4
5.372%	09/15/39	Aaa	525	571,218
Mastr Alternative Loans Trust,
Series 2003-9, Class 5A1
4.50%	12/25/18	AAA(d)	1,029	1,060,192
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-6, Class 5A4
4.933%	06/25/34	Aa3	350	344,630
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class AM
5.374%	10/15/44	Aaa	435	455,269

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,195,105)				8,523,217

CONVERTIBLE BONDS — 0.8%

Biotechnology — 0.1%
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
0.50%	05/01/11	NR	838	861,045
0.625%	05/01/13	NR	900	988,875

				1,849,920

Electronics
Tech Data Corp.,
Sr. Unsec’d. Notes
2.75%	12/15/26	Baa3	500	509,375

Forest Products & Paper
Rayonier TRS Holdings, Inc.,
Gtd. Notes
3.75%	10/15/12	BBB(d)	500	546,875

Healthcare Products
Beckman Coulter, Inc.,
Sr. Unsec’d. Notes
2.50%	12/15/36	Baa3	855	868,894

Healthcare Services
Invitrogen Corp.,
Sr. Unsec’d. Notes
3.25%	06/15/25	BBB-(d)	710	790,762

Insurance
Swiss Re America Holding Corp.,
Gtd. Notes
3.25% (c)	11/21/21	A3	920	888,656

Internet Software & Services — 0.1%
Symantec Corp.,
Sr. Unsec’d. Notes
1.00%	06/15/13	BBB(d)	1,237	1,331,321

Leisure — 0.1%
Carnival Corp.,
Gtd. Notes (Panama)
2.00%	04/15/21	A3	1,225	1,247,969

Media — 0.1%
Liberty Media LLC,
Sr. Unsec’d. Notes
3.125%	03/30/23	B1	1,000	1,101,250

Oil & Gas — 0.1%
Transocean, Inc.,
Sr. Unsec’d. Notes (Cayman Islands)
1.50%	12/15/37	Baa3	500	489,375
1.625%	12/15/37	Baa3	1,000	992,500

				1,481,875

Pharmaceuticals — 0.1%
Teva Pharmaceutical Finance Co. BV,
Gtd. Notes (Netherlands)
1.75%	02/01/26	A3	1,000	1,167,500

Real Estate Investment Trusts — 0.2%
Boston Properties LP,
Sr. Unsec’d. Notes
2.875%	02/15/37	A-(d)	478	482,780
3.75%	05/15/36	A-(d)	1,000	1,103,750
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
4.75%	12/01/26	Baa2	1,000	1,106,250
ProLogis,
Sr. Unsec’d. Notes
3.25%	03/15/15	BBB-(d)	466	456,680
Vornado Realty LP,
Sr. Unsec’d. Notes
3.875%	04/15/25	Baa2	829	947,132

				4,096,592

TOTAL CONVERTIBLE BONDS (cost $15,796,328)				15,880,989

CORPORATE BONDS — 15.1%

Advertising
Sitel LLC / Sitel Finance Corp.,
Sr. Unsec’d. Notes, 144A
11.50%	04/01/18	Caa2	250	200,000

Aerospace & Defense
Alliant Techsystems, Inc.,
Gtd. Notes
6.75%	04/01/16	Ba3	250	260,625
BAE Systems Holdings, Inc.,
Gtd. Notes, 144A
5.20%	08/15/15	Baa2	170	187,603

				448,228

Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
9.95%	11/10/38	Baa1	1,050	1,512,992
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.50%	06/15/19	Baa2	180	217,560

				1,730,552

Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2001-01,
Pass-Through Certificates
6.977%	05/23/21	B2	323	274,459
7.377%	05/23/19	Caa2	636	582,060
Continental Airlines 2003-ERJ1 Pass-Through Trust, Series RJ03,
Pass-Through Certificates
7.875%	07/02/18	Ba3	844	814,668
Delta Air Lines, Inc.,
Series 0710, Pass-Through Certificates
8.954%	08/10/14	Ba3	385	391,650
Series 0710A, Pass-Through Certificates
6.821%	08/10/22	Baa1	691	724,310
UAL 2009-2B Pass-Through Trust,
Pass-Through Certificates, 144A
12.00%	01/15/16	Ba2	388	428,540

				3,215,687

Automobile Manufacturers
Daimler Finance North America LLC,
Gtd. Notes
7.30%	01/15/12	A3	300	322,637
TRW Automotive, Inc.,
Gtd. Notes, 144A
7.25%	03/15/17	B2	175	185,937

				508,574

Banks — 0.4%
Branch Banking & Trust Co.,
Sub. Notes
0.639% (c)	05/23/17	Aa3	522	466,397
Comerica, Inc.,
Sr. Unsec’d. Notes
3.00%	09/16/15	A2	60	60,726
General Motors Acceptance Corp., Inc.,
Gtd. Notes
6.75%	12/01/14	B3	500	520,938
National Australia Bank Ltd.,
Sr. Unsec’d. Notes, 144A (Australia)
2.75%	09/28/15	Aa1	220	220,948
Nordea Bank AB,
Sr. Notes, 144A (Sweden)
1.75%	10/04/13	Aa2	1,760	1,759,590
Rabobank Nederland NV,
Sr. Unsec’d. Notes, 144A (Netherlands)
3.20%	03/11/15	Aaa	500	521,931
Stadshypotek AB,
Cov’d. Notes, 144A (Sweden)
1.45%	09/30/13	Aaa	349	349,543
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A (United Kingdom)
5.50%	11/18/14	A3	2,000	2,208,082
Svenska Handelsbanken AB,
Sr. Unsec’d. Notes, 144A (Sweden)
5.125%	03/30/20	Aa2	770	841,827

				6,949,982

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
5.375%	01/15/20	Baa2	600	677,275
Gtd. Notes, 144A
7.20%	01/15/14	Baa2	2,050	2,388,801
Constellation Brands, Inc.,
Gtd. Notes
7.25%	09/01/16	Ba3	150	159,562
Diageo Capital PLC,
Gtd. Notes (United Kingdom)
5.75%	10/23/17	A3	180	212,437

				3,438,075

Biotechnology
Amgen, Inc.,
Sr. Unsec’d. Notes
3.45%	10/01/20	A3	300	302,013

Building Materials — 0.1%
Owens Corning,
Gtd. Notes
6.50%	12/01/16	Ba1	840	908,774
7.00%	12/01/36	Ba1	400	402,827
US Concrete, Inc.,
Sec’d. Notes, 144A
9.50%	08/31/15	NR	70	83,300

				1,394,901

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	11/01/29	Baa3	150	173,046
8.55%	05/15/19	Baa3	180	227,284
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
1.95%	01/15/16	A2	58	58,002
Huntsman International LLC,
Gtd. Notes
5.50%	06/30/16	B1	250	239,375
Ineos Finance PLC,
Sr. Sec’d. Notes, 144A (United Kingdom)
9.00%	05/15/15	B2	250	260,938
Lyondell Chemical Co.,
Sr. Sec’d. Notes
11.00%	05/01/18	B3	250	276,562
PPG Industries, Inc.,
Sr. Unsec’d. Notes
5.75%	03/15/13	Baa1	200	219,040
7.40%	08/15/19	Baa1	250	317,561
Praxair, Inc.,
Sr. Unsec’d. Notes
4.375%	03/31/14	A2	275	302,347

Rhodia SA,
Sr. Unsec’d. Notes (France)
0.50%	01/01/14	B1	EUR	114	72,334

					2,146,489

Coal
Arch Coal, Inc.,
Gtd. Notes
8.75%	08/01/16	B1		250	275,625

Commercial Banks — 1.3%
Bank of America Corp.,
Sr. Unsec’d. Notes
4.50%	04/01/15	A2		2,990	3,137,245
5.625%	07/01/20	A2		890	940,462
Sr. Unsec’d. Notes, MTN
5.65%	05/01/18	A2		3,075	3,257,978
Bank of Nova Scotia,
Sr. Unsec’d. Notes (Canada)
3.40%	01/22/15	Aa1		120	128,175
Barclays Bank PLC, (United Kingdom)
Cov’d. Notes, 144A
2.50%	09/21/15	Aaa		200	201,041
Sr. Unsec’d. Notes
3.90%	04/07/15	Aa3		340	360,291
5.20%	07/10/14	Aa3		2,550	2,826,989
6.75%	05/22/19	Aa3		200	237,673
BB&T Corp.,
Notes, MTN
3.95%	04/29/16	A1		515	544,802
HSBC Bank PLC,
Sr. Notes, 144A (United Kingdom)
4.125%	08/12/20	Aa2		167	169,723
HSBC Bank USA NA,
Sub. Notes
4.625%	04/01/14	A1		200	214,312
4.875%	08/24/20	A1		2,340	2,440,620
HSBC Finance Corp.,
Sr. Unsec’d. Notes
5.00%	06/30/15	A3		350	381,168
Keybank NA,
Sub. Notes
5.70%	11/01/17	A3		205	216,775
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes (Germany)
3.25%	06/27/13	Aaa	EUR	3,800	5,434,196
National City Corp.,
Sub. Notes
6.875%	05/15/19	Baa1		100	117,302
Royal Bank of Scotland PLC (The),
Bank Gtd. Notes (United Kingdom)
4.875%	03/16/15	Aa3		2,600	2,735,385
Toronto-Dominion Bank (The),
Cov’d. Notes, 144A (Canada)
2.20%	07/29/15	Aaa		115	116,542
Westpac Banking Corp.,
Sr. Unsec’d. Notes (Australia)
4.20%	02/27/15	Aa1		1,100	1,182,233
4.875%	11/19/19	Aa1		200	214,411

					24,857,323

Commercial Services — 0.3%
ACE Cash Express, Inc.,
Sr. Notes, 144A
10.25%	10/01/14	Caa1		750	645,000
Ford Holdings LLC,
Gtd. Notes
9.30%	03/01/30	B2		800	890,000
Geo Group, Inc., (The),
Gtd. Notes, 144A
7.75%	10/15/17	B1		250	262,500
Iron Mountain, Inc.,
Gtd. Notes
8.75%	07/15/18	B2		500	530,625
R.R. Donnelley & Sons Co.,
Sr. Unsec’d. Notes
7.625%	06/15/20	Baa3		450	469,494
RSC Equipment Rental, Inc., / RSC Holdings III LLC,
Sr. Unsec’d. Notes
9.50%	12/01/14	Caa2		1,100	1,139,875
Service Corp. International,
Sr. Unsec’d. Notes
6.75%	04/01/15	B1		500	520,000
ServiceMaster Co. (The),
Gtd. Notes, PIK, 144A
10.75%	07/15/15	B3		250	266,250

					4,723,744

Computers — 0.1%
Dell, Inc.,
Sr. Unsec’d. Notes
2.30%	09/10/15	A2		183	184,020
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.625%	10/15/18	A1		820	1,089,466
8.00%	10/15/38	A1		150	220,460
Stratus Technologies, Inc.,
Sr. Sec’d. Notes, 144A
12.00%	03/29/15	B2		400	345,000
SunGard Data Systems, Inc.,
Gtd. Notes
10.25%	08/15/15	Caa1		500	526,250

					2,365,196

Containers & Packaging — 0.1%
Berry Plastics Corp.,
Sec’d. Notes
8.875%	09/15/14	Caa1		500	486,250
Sr. Sec’d. Notes
9.50%	05/15/18	Caa1		170	159,800
CB Smurfit Stone Escrow,
Notes(i)
7.07%	06/30/30	NR		300	10,875
Graham Packaging Co., Inc.,
Gtd. Notes
9.875%	10/15/14	Caa1		500	518,750
Solo Cup Co.,
Gtd. Notes
8.50%	02/15/14	Caa2		21	18,060

					1,193,735

Distribution/Wholesale
Intcomex, Inc.,
Sr. Sec’d. Notes, 144A
13.25%	12/15/14	B3		500	527,500
McJunkin Red Man Corp.,
Sr. Sec’d. Notes, 144A
9.50%	12/15/16	B3		350	308,000

					835,500

Diversified Financial Services — 2.9%
Allstate Life Global Funding Trusts,
Sr. Sec’d. Notes, MTN
5.375%	04/30/13	A1	150	165,766
American Express Co.,
Sr. Unsec’d. Notes
7.00%	03/19/18	A3	320	385,403
American Express Credit Corp.,
Sr. Unsec’d. Notes
7.30%	08/20/13	A2	2,000	2,298,858
American General Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.90%	12/15/17	B3	200	167,000
AngloGold Ashanti Holdings PLC,
Gtd. Notes (United Kingdom)
5.375%	04/15/20	Baa3	1,055	1,116,068
BlackRock, Inc.,
Sr. Unsec’d. Notes
6.25%	09/15/17	A1	240	286,985
Blackstone Holdings Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
5.875%	03/15/21	A(d)	270	274,100
Capital One Bank USA NA,
Sub. Notes
8.80%	07/15/19	A3	1,450	1,853,193
Caterpillar Financial Services Corp.,
Notes
2.00%	04/05/13	A2	550	563,584
Chukchansi Economic Development Authority,
Sr. Unsec’d. Notes, 144A
8.00%	11/15/13	B3	775	453,375
Clearwire Communications LLC / Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
12.00%	12/01/15	Caa1	400	431,375
CME Group, Inc.,
Sr. Unsec’d. Notes
5.75%	02/15/14	Aa3	78	88,487
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
8.00%	12/15/16	Ba3	250	282,593
General Electric Capital Corp.,
Notes, MTN
5.625%	09/15/17	Aa2	1,200	1,340,527
Sr. Unsec’d. Notes
5.50%	01/08/20	Aa2	1,050	1,148,603
5.90%	05/13/14	Aa2	2,750	3,114,661
6.00%	08/07/19	Aa2	1,850	2,081,592
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38	Aa2	750	761,715
Goldman Sachs Group, Inc. (The),
Sr. Notes
3.70%	08/01/15	A1	2,175	2,225,266
Sr. Unsec’d. Notes
5.50%	11/15/14	A1	1,500	1,648,311
5.95%	01/18/18	A1	3,100	3,404,817
7.50%	02/15/19	A1	1,810	2,153,457
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
5.90% (c)	12/21/65	B3	200	131,000
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
6.25% (c)	12/21/65	B3	350	236,250
Inter-American Development Bank,
Sr. Unsec’d. Notes
2.375%	08/15/17	Aaa	6,000	6,128,318
International Bank For Reconstruction & Development,
Bonds
1.125%	08/25/14	Aaa	5,500	5,526,097
International Lease Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	09/15/15	B1	250	267,500
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
8.50%	07/15/19	Baa2	380	441,221
Landry’s Holdings, Inc.,
Sr. Sec’d. Notes, 144A
11.50%	06/01/14	Caa1	225	209,250
MassMutual Global Funding II,
Sr. Notes, 144A
2.30%	09/28/15	Aa2	100	100,674
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes
6.40%	08/28/17	A2	1,355	1,482,783
Sr. Unsec’d. Notes, MTN
5.00%	01/15/15	A2	700	745,480
Morgan Stanley,
Sr. Unsec’d. Notes
4.00%	07/24/15	A2	650	662,442
5.50%	01/26/20	A2	405	416,280
5.50%	07/24/20	A2	715	736,606
6.00%	05/13/14	A2	3,250	3,568,012
Sr. Unsec’d. Notes, MTN
5.625%	09/23/19	A2	1,050	1,093,209
6.625%	04/01/18	A2	1,385	1,535,487
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
10.375%	11/01/18	A1	110	157,522
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes (Japan)
5.00%	03/04/15	Baa2	400	432,025
PNC Funding Corp.,
Bank Gtd. Notes
4.375%	08/11/20	A3	1,220	1,248,037
5.125%	02/08/20	A3	300	324,773
6.70%	06/10/19	A3	160	189,217
SquareTwo Financial Corp.,
Sr. Sec’d. Notes, 144A
11.625%	04/01/17	B2	800	713,000
Teco Finance, Inc.,
Gtd. Notes
5.15%	03/15/20	Baa3	500	547,028
UCI Holdco, Inc.,
Sr. Unsec’d. Notes, PIK
9.25% (c)	12/15/13	Caa1	870	843,566
Universal City Development Partners Ltd. / UCDP Finance, Inc	.,
Gtd. Notes
10.875%	11/15/16	B3	500	541,250
ZFS Finance USA Trust III,
Jr. Sub. Notes, 144A
1.442% (c)	12/15/65	Baa1	500	475,000

				54,997,763

Diversified Manufacturing — 0.2%
Amsted Industries, Inc.,
Sr. Notes, 144A
8.125%	03/15/18	B1	250	260,313
Colt Defense LLC / Colt Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.75%	11/15/17	B3	250	183,750

FGI Holding Co., Inc.,
Gtd. Notes, PIK, 144A
11.25%	10/01/15	B3	500	478,750
Harland Clarke Holdings Corp.,
Gtd. Notes
9.50%	05/15/15	Caa1	425	402,687
J.B. Poindexter & Co., Inc.,
Gtd. Notes
8.75%	03/15/14	Caa1	650	635,375
RBS Global, Inc. / Rexnord LLC,
Gtd. Notes
8.50%	05/01/18	Caa1	250	254,063
Tyco International Ltd. / Tyco International Finance SA,
Gtd. Notes (Switzerland)
7.00%	12/15/19	Baa1	1,200	1,493,756

				3,708,694

Electric — 0.7%
AES Eastern Energy,
Notes
9.67%	01/02/29	Ba1	400	432,000
Alabama Power Co.,
Sr. Unsec’d. Notes
5.875%	12/01/22	A2	160	192,643
Appalachian Power Co.,
Sr. Unsec’d. Notes
3.40%	05/24/15	Baa2	1,075	1,131,688
Cleveland Electric Illuminating Co. (The),
First Mortgage
8.875%	11/15/18	Baa1	120	160,006
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.70%	06/15/40	A3	545	613,912
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
5.20%	08/15/19	Baa2	1,700	1,943,959
6.00%	11/30/17	Baa2	250	295,880
DTE Energy Co.,
Sr. Unsec’d. Notes
6.375%	04/15/33	Baa2	505	542,040
Duke Energy Indiana, Inc.,
First Mortgage
3.75%	07/15/20	A2	90	93,994
Edison Mission Energy,
Sr. Unsec’d. Notes
7.00%	05/15/17	B3	750	541,875
7.20%	05/15/19	B3	250	176,875
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.00%	10/01/20	A3	270	270,286
Georgia Power Co.,
Sr. Unsec’d. Notes
4.75%	09/01/40	A3	30	29,584
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
7.00%	03/15/19	Baa2	170	208,743
Midamerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.50%	09/15/37	Baa1	355	426,283
Mirant Americas Generation LLC,
Sr. Unsec’d. Notes
8.50%	10/01/21	B3	200	192,500
Nevada Power Co.,
Gen. Ref. Mortgage
5.375%	09/15/40	Baa3	420	433,223
6.50%	08/01/18	Baa3	130	157,299
NiSource Finance Corp.,
Gtd. Notes
6.80%	01/15/19	Baa3	935	1,109,049
10.75%	03/15/16	Baa3	295	389,660
NRG Energy, Inc.,
Gtd. Notes
7.375%	02/01/16	B1	250	257,188
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
6.80%	09/01/18	Baa1	85	104,110
Sr. Sec’d. Notes, 144A
5.25%	09/30/40	Baa1	690	702,813
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
8.25%	10/15/18	A3	130	172,707
Progress Energy, Inc.,
Sr. Unsec’d. Notes
6.00%	12/01/39	Baa2	390	440,491
PSEG Power LLC,
Gtd. Notes, 144A
5.32%	09/15/16	Baa1	350	391,739
Public Service Electric & Gas Co.,
First Mortgage
2.70%	05/01/15	A2	155	161,741
Southern California Edison Co.,
First Mortgage
5.50%	03/15/40	A1	80	91,012
Southwestern Public Service Co.,
Sr. Unsec’d. Notes
8.75%	12/01/18	Baa1	100	129,394
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.70%	05/15/20	Baa1	1,300	1,413,396

				13,206,090

Electronic Components & Equipment — 0.1%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
6.00%	04/01/20	Baa3	100	107,795
6.875%	07/01/13	Baa3	200	223,097
Da-Lite Screen Co., Inc.,
Gtd. Notes
12.50%	04/01/15	B1	750	768,750

				1,099,642

Entertainment — 0.1%
Peninsula Gaming LLC,
Gtd. Notes
10.75%	08/15/17	B3	750	792,187
Shingle Springs Tribal Gaming Authority,
Sr. Notes, 144A
9.375%	06/15/15	Caa2	750	558,750
WMG Acquisition Corp.,
Gtd. Notes
7.375%	04/15/14	B1	250	235,625

				1,586,562

Environmental Control — 0.1%
Republic Services, Inc.,
Gtd. Notes
6.20%	03/01/40	Baa3	565	638,650
Waste Management, Inc.,
Gtd. Notes
4.75%	06/30/20	Baa3	920	986,650

				1,625,300

Financial — Bank & Trust — 1.5%
CIT Group, Inc.,
Sr. Sec’d. Notes
7.00%	05/01/16	B3	250	246,250
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.375%	08/09/20	A3	1,486	1,537,463
6.00%	08/15/17	A3	1,950	2,107,172
6.125%	11/21/17	A3	1,200	1,310,819
6.50%	08/19/13	A3	1,850	2,044,009
Unsec’d. Notes
8.50%	05/22/19	A3	1,470	1,817,421
Countrywide Financial Corp.,
Sub. Notes
6.25%	05/15/16	A3	200	215,257
Credit Suisse New York,
Sr. Unsec’d. Notes (Switzerland)
5.30%	08/13/19	Aa1	505	559,452
Credit Suisse USA, Inc.,
Bank Gtd. Notes
5.375%	03/02/16	Aa1	240	271,216
Credit Suisse,
Sub. Notes (Switzerland)
6.00%	02/15/18	Aa2	2,900	3,202,661
Discover Bank,
Sub. Notes
8.70%	11/18/19	Ba1	1,600	1,887,926
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.25%	05/01/13	Baa1	1,000	1,094,919
Lloyds TSB Bank PLC,
Bank Gtd. Notes, 144A, MTN (United Kingdom)
4.375%	01/12/15	Aa3	2,350	2,406,680
UBS AG, (Switzerland)
Notes, MTN
5.875%	12/20/17	Aa3	830	939,132
Sr. Unsec’d. Notes
2.25%	08/12/13	Aa3	2,050	2,070,756
3.875%	01/15/15	Aa3	250	260,931
Wachovia Bank NA,
Sub. Notes
5.00%	08/15/15	Aa3	600	663,512
6.00%	11/15/17	Aa3	250	285,746
Wachovia Corp.,
Sr. Unsec’d. Notes
5.75%	02/01/18	A1	1,400	1,595,412
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.75%	10/01/14	A1	3,250	3,443,817

				27,960,551

Food — 0.3%
Chiquita Brands International, Inc.,
Sr. Unsec’d. Notes
8.875%	12/01/15	Caa1	500	515,000
Grupo Bimbo SAB de CV,
Gtd. Notes, 144A (Mexico)
4.875%	06/30/20	Baa2	390	407,125
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20	Baa2	1,050	1,172,901
6.125%	02/01/18	Baa2	1,150	1,355,856
6.50%	08/11/17	Baa2	150	179,709
6.50%	02/09/40	Baa2	800	936,693
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
8.00%	05/01/16	Ba3	250	251,875
Woolworths Ltd.,
Sr. Unsec’d. Notes, 144A (Australia)
2.55%	09/22/15	A3	995	1,007,209

				5,826,368

Food & Staples Retailing — 0.1%
Kroger Co. (The),
Gtd. Notes
5.00%	04/15/13	Baa2	1,000	1,089,386
5.40%	07/15/40	Baa2	23	23,905

				1,113,291

Forest Products & Paper — 0.1%
ABI Escrow Corp.,
Sr. Sec’d. Notes, 144A
10.25%	10/15/18	B1	150	152,625
Abitibi-Consolidated Co. of Canada,
Gtd. Notes (Canada)(i)
6.00%	06/20/13	NR	75	9,562
Abitibi-Consolidated, Inc., (i)
Sr. Unsec’d. Notes (Canada)
7.50%	04/01/28	NR	13	1,723
8.50%	08/01/29	NR	676	86,190
8.55%	08/01/10	Ba3	53	6,757
8.85%	08/01/30	NR	179	22,375
Appleton Papers, Inc.,
Sr. Sec’d. Notes, 144A
10.50%	06/15/15	B1	410	384,375
International Paper Co.,
Sr. Unsec’d. Notes
7.95%	06/15/18	Baa3	1,000	1,212,749
NewPage Corp.,
Sr. Sec’d. Notes
11.375%	12/31/14	B2	700	633,500

				2,509,856

Gaming
Isle of Capri Casinos, Inc.,
Gtd. Notes
7.00%	03/01/14	Caa1	750	678,750

Gas
Atmos Energy Corp.,
Sr. Unsec’d. Notes
4.95%	10/15/14	Baa2	120	132,131
Sempra Energy,
Sr. Unsec’d. Notes
6.00%	10/15/39	Baa1	150	169,392
9.80%	02/15/19	Baa1	140	195,183

				496,706

Health Care & Pharmaceutical
Catalent Pharma Solutions, Inc.,
Gtd. Notes, PIK
9.50%	04/15/15	Caa1	615	621,529

Healthcare Products
Biomet, Inc.,
Gtd. Notes, PIK
10.375%	10/15/17	B3	500	555,000
DJO Finance LLC / DJO Finance Corp.,
Gtd. Notes
10.875%	11/15/14	B3	250	271,875

				826,875

Healthcare Services — 0.2%
CHS / Community Health Systems, Inc.,
Gtd. Notes
8.875%	07/15/15	B3	250	265,625
HCA, Inc.,
Sec’d. Notes, PIK
9.625%	11/15/16	B2	500	542,500
Health Management Associates, Inc.,
Sr. Sec’d. Notes
6.125%	04/15/16	BB-(d)	250	252,500
Multiplan, Inc.,
Gtd. Notes, 144A
9.875%	09/01/18	Caa1	240	250,800
OnCure Holdings, Inc.,
Sr. Sec’d. Notes, 144A
11.75%	05/15/17	B2	200	184,000
Radiation Therapy Services, Inc.,
Sr. Sub. Notes, 144A
9.875%	04/15/17	Caa1	90	88,875
Select Medical Corp.,
Gtd. Notes
7.625%	02/01/15	B3	500	488,125
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
9.25%	02/01/15	Caa1	250	268,437
United Surgical Partners International, Inc.,
Gtd. Notes, PIK
9.25%	05/01/17	Caa1	250	257,500
US Oncology, Inc.,
Sr. Sec’d. Notes
9.125%	08/15/17	Ba3	250	265,000

				2,863,362

Home Builders
K Hovnanian Enterprises, Inc.,
Sr. Sec’d. Notes
10.625%	10/15/16	B1	700	700,875

Home Furnishings
Sealy Mattress Co.,
Gtd. Notes
8.25%	06/15/14	Caa1	500	503,750
Simmons Bedding Co.,
Gtd. Notes, 144A
11.25%	07/15/15	B2	250	268,438

				772,188

Household Products/ Wares — 0.1%
ACCO Brands Corp.,
Sr. Sec’d. Notes
10.625%	03/15/15	B1	500	558,750
Jarden Corp.,
Gtd. Notes
7.50%	05/01/17	B1	500	517,500
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
4.70%	08/15/20	Baa3	73	76,429
Spectrum Brands Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.50%	06/15/18	B2	250	268,125

				1,420,804

Insurance — 0.4%
ACE INA Holdings, Inc.,
Gtd. Notes
5.60%	05/15/15	A3	170	192,834
Aon Corp.,
Sr. Unsec’d. Notes
3.50%	09/30/15	Baa2	34	34,638
6.25%	09/30/40	Baa2	33	34,185
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/20	Baa3	125	127,459
Genworth Financial, Inc.,
Sr. Unsec’d. Notes
7.70%	06/15/20	Baa3	100	105,879
Jackson National Life Global Funding,
Sr. Sec’d. Notes, 144A
5.375%	05/08/13	A1	190	206,166
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
10.75% (c)	06/15/58	Baa3	750	885,000
MetLife, Inc.,
Sr. Unsec’d. Notes
5.875%	02/06/41	A3	210	228,419
6.75%	06/01/16	A3	1,450	1,730,945
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
2.50%	01/11/13	Aa3	300	307,185
5.125%	06/10/14	Aa3	1,600	1,775,021
New York Life Global Funding,
Sr. Sec’d. Notes, 144A
3.00%	05/04/15	Aaa	200	208,592
Pacific Life Global Funding,
Sr. Notes, 144A
5.00%	05/15/17	A1	200	212,328
Principal Life Income Funding Trusts,
Sr. Sec’d. Notes, MTN
5.30%	12/14/12	Aa3	160	172,053
Travelers Property Casualty Corp.,
Gtd. Notes
7.75%	04/15/26	A2	190	243,357

				6,464,061

Investment Company — 0.1%
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A (Canada)
5.80%	11/15/16	Baa2	1,150	1,270,567

Lodging — 0.1%
Harrah’s Operating Co., Inc.,
Sr. Sec’d. Notes
10.00%	12/15/18	CCC(d)	300	239,625
11.25%	06/01/17	Caa1	250	273,750
Mandalay Resort Group,
Gtd. Notes
7.625%	07/15/13	Caa3	150	129,000
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
9.875%	08/15/18	B2	250	241,250
MGM Resorts International,
Gtd. Notes
5.875%	02/27/14	CCC+(d)	250	213,750
11.375%	03/01/18	Caa1	500	476,250

				1,573,625

Media — 0.9%
CBS Corp.,
Gtd. Notes
5.75%	04/15/20	Baa3	34	37,764
7.875%	07/30/30	Baa3	80	96,297

Cequel Communications Holdings I LLC / Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	11/15/17	B3	250	263,750
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
9.25%	12/15/17	B2	500	533,750
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	Baa1	160	225,656
Comcast Cable Holdings LLC,
Gtd. Notes
10.125%	04/15/22	Baa1	315	455,143
Comcast Corp.,
Gtd. Notes
6.30%	11/15/17	Baa1	1,150	1,356,895
6.40%	03/01/40	Baa1	1,010	1,122,952
COX Enterprises, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/27	Baa3	125	146,663
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
Gtd. Notes
7.625%	05/15/16	Baa2	1,500	1,672,500
Discovery Communications LLC,
Gtd. Notes
6.35%	06/01/40	Baa2	630	703,837
DISH DBS Corp.,
Gtd. Notes
7.875%	09/01/19	Ba3	500	538,125
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18	Baa2	850	1,029,409
NBC Universal, Inc.,
Sr. Unsec’d. Notes, 144A
2.10%	04/01/14	Baa2	1,000	1,004,645
3.65%	04/30/15	Baa2	1,500	1,583,334
5.95%	04/01/41	Baa2	90	92,575
News America, Inc.,
Gtd. Notes
6.65%	11/15/37	Baa1	960	1,104,277
7.25%	05/18/18	Baa1	300	372,333
Quebecor Media, Inc.,
Sr. Unsec’d. Notes (Canada)
7.75%	03/15/16	B2	500	518,435
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
8.75%	04/01/15	Caa1	750	796,875
Time Warner Cable, Inc.,
Gtd. Notes
6.75%	06/15/39	Baa2	750	865,471
8.25%	04/01/19	Baa2	300	387,323
8.75%	02/14/19	Baa2	200	264,119
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	07/15/33	Baa2	120	155,521
Time Warner, Inc.,
Gtd. Notes
6.20%	03/15/40	Baa2	300	326,819
Viacom, Inc.,
Sr. Unsec’d. Notes
6.25%	04/30/16	Baa1	140	164,216
6.875%	04/30/36	Baa1	225	264,147

				16,082,831

Mining — 0.2%
Anglo American Capital PLC,
Gtd. Notes, 144A (United Kingdom)
9.375%	04/08/14	Baa1	900	1,108,060
9.375%	04/08/19	Baa1	700	943,931
Noranda Aluminum Acquisition Corp.,
Gtd. Notes, PIK
5.373%(c)	05/15/15	B3	83	69,824
Rio Tinto Finance USA Ltd.,
Gtd. Notes (Australia)
8.95%	05/01/14	Baa1	185	228,410
Teck Resources Ltd.,
Sr. Sec’d. Notes (Canada)
9.75%	05/15/14	Baa3	582	717,558
Vale Overseas Ltd.,
Gtd. Notes (Cayman Islands)
6.875%	11/21/36	Baa2	1,000	1,142,458

				4,210,241

Office Equipment — 0.1%
Xerox Corp.,
Sr. Unsec’d. Notes
4.25%	02/15/15	Baa2	1,805	1,938,023
6.75%	02/01/17	Baa2	200	234,500

				2,172,523

Oil & Gas — 0.7%
Alon Refining Krotz Springs, Inc.,
Sr. Sec’d. Notes
13.50%	10/15/14	B2	400	389,500
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17	Ba1	450	495,880
8.70%	03/15/19	Ba1	350	425,622
BP Capital Markets PLC,
Gtd. Notes (United Kingdom)
3.875%	03/10/15	A2	320	332,936
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes (Canada)
4.50%	09/15/14	Baa2	1,850	2,036,608
Citgo Petroleum Corp.,
Sr. Sec’d. Notes, 144A
11.50%	07/01/17	Ba2	80	88,600
ConocoPhillips,
Gtd. Notes
6.50%	02/01/39	A1	940	1,177,405
Sr. Unsec’d. Notes
6.65%	07/15/18	A1	250	311,928
ENI SpA,
Sr. Unsec’d. Notes, 144A (Italy)
5.70%	10/01/40	Aa3	250	255,890
Global Geophysical Services, Inc.,
Gtd. Notes, 144A
10.50%	05/01/17	B3	75	76,313
Helix Energy Solutions Group, Inc.,
Gtd. Notes, 144A
9.50%	01/15/16	B3	250	253,125
Nexen, Inc.,
Sr. Unsec’d. Notes (Canada)
6.40%	05/15/37	Baa3	840	915,340
Petro-Canada,
Sr. Unsec’d. Notes (Canada)
6.05%	05/15/18	Baa2	186	216,538
Pioneer Drilling Co.,
Gtd. Notes, 144A
9.875%	03/15/18	B3	500	511,250
Shell International Finance BV,
Gtd. Notes (Netherlands)
4.375%	03/25/20	Aa1	2,025	2,229,043

Suncor Energy, Inc.,
Sr. Unsec’d. Notes (Canada)
6.10%	06/01/18	Baa2	1,950	2,282,522
Talisman Energy, Inc.,
Sr. Unsec’d. Notes (Canada)
7.75%	06/01/19	Baa2	145	185,088
Transocean, Inc.,
Gtd. Notes (Switzerland)
6.50%	11/15/20	Baa3	205	223,262
Western Refining, Inc.,
Sr. Sec’d. Notes, 144A
10.75%(c)	06/15/14	B3	244	231,800
11.25%	06/15/17	B3	266	250,040
XTO Energy, Inc.,
Sr. Unsec’d. Notes
6.25%	08/01/17	Aaa	60	74,401

				12,963,091

Oil & Gas Services
Weatherford International Ltd,
Gtd. Notes (Switzerland)
6.75%	09/15/40	Baa2	540	562,829

Pharmaceuticals — 0.1%
Elan Finance PLC / Elan Finance Corp.,
Gtd. Notes, 144A (Ireland)
8.75%	10/15/16	B2	200	202,000
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes
2.75%	09/15/15	Baa3	55	55,866
Pfizer, Inc.,
Sr. Unsec’d. Notes
7.20%	03/15/39	A1	890	1,210,859
Wyeth,
Gtd. Notes
5.50%	02/01/14	A1	200	226,970

				1,695,695

Pipelines — 0.4%
CenterPoint Energy Resource Corp.,
Sr. Unsec’d. Notes
7.875%	04/01/13	Baa3	100	115,150
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
5.35%	03/15/20	Baa2	390	421,910
6.75%	09/15/37	Baa2	350	393,060
Enterprise Products Operating LLC,
Gtd. Notes
7.55%	04/15/38	Baa3	850	1,058,795
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
6.50%	09/01/39	Baa2	600	648,731
6.85%	02/15/20	Baa2	145	172,868
Plains All American Pipeline LP / PAA Finance Corp.,
Gtd. Notes
6.65%	01/15/37	Baa3	725	785,828
Spectra Energy Capital LLC,
Gtd. Notes
6.20%	04/15/18	Baa2	380	444,403
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes (Canada)
6.10%	06/01/40	A3	630	711,249
7.125%	01/15/19	A3	250	316,743
Williams Partners LP / Williams Partners Finance Co.,
Sr. Unsec’d. Notes
7.25%	02/01/17	Baa3	1,380	1,643,790

				6,712,527

Real Estate Investment Trusts — 0.2%
Commonwealth REIT,
Sr. Unsec’d. Notes
5.875%	09/15/20	Baa2	120	119,416
Duke Realty LP,
Sr. Unsec’d. Notes
6.75%	03/15/20	Baa2	610	681,312
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
4.70%	09/15/17	Baa2	535	540,632
6.125%	04/15/20	Baa2	500	535,284
Host Hotels and Resorts LP,
Gtd. Notes
6.75%	06/01/16	Ba1	250	259,063
HRPT Properties Trust,
Sr. Unsec’d. Notes
6.65%	01/15/18	Baa2	185	199,033
Liberty Property LP,
Sr. Unsec’d. Notes
4.75%	10/01/20	Baa2	410	412,902
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
7.75%	08/15/19	Baa2	410	487,939
Simon Property Group LP,
Sr. Unsec’d. Notes
5.65%	02/01/20	A3	775	864,063
6.125%	05/30/18	A3	255	295,911

				4,395,555

Retail — 0.4%
Games Merger Corp.,
Sr. Notes, 144A
11.00%	06/01/18	B3	10	10,800
Landry’s Restaurants, Inc.,
Sr. Sec’d. Notes
11.625%	12/01/15	B3	200	211,000
Macy’s Retail Holdings, Inc.,
Gtd. Notes
8.375%	07/15/15	Ba1	875	1,001,875
Michaels Stores, Inc.,
Gtd. Notes (Zero coupon until 11/01/11)
13.00%(s)	11/01/16	Caa2	900	866,250
NBC Acquisition Corp.,
Sr. Disc. Notes
11.00%	03/15/13	Caa2	900	807,750
Neiman Marcus Group, Inc. (The),
Gtd. Notes, PIK
9.00%	10/15/15	Caa1	250	259,688
Nordstrom, Inc.,
Sr. Unsec’d. Notes
6.75%	06/01/14	Baa2	1,300	1,524,186
Real Mex Restaurants, Inc.,
Sr. Sec’d. Notes
14.00%	01/01/13	B3	500	510,000
Rite Aid Corp.,
Gtd. Notes
9.50%	06/15/17	Caa3	1,000	840,000
Sr. Sec’d. Notes
7.50%	03/01/17	Caa2	250	230,313

Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.50%	08/15/37	Aa2		750	935,981

					7,197,843

Retail & Merchandising — 0.2%
CVS Caremark Corp.,
Sr. Unsec’d. Notes
6.125%	09/15/39	Baa2		1,065	1,175,689
JC Penney Co., Inc.,
Sr. Unsec’d. Notes
5.65%	06/01/20	Ba1		795	809,906
Target Corp.,
Sr. Unsec’d. Notes
7.00%	01/15/38	A2		600	773,688

					2,759,283

Savings & Loan — 0.1%
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A (United Kingdom)
4.65%	02/25/15	Aa3		1,150	1,217,399

Semiconductors — 0.1%
Amkor Technologies, Inc.,
Sr. Notes
9.25%	06/01/16	Ba3		250	268,125
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
9.25%	04/15/18	B2		745	771,075

					1,039,200

Software — 0.1%
First Data Corp.,
Gtd. Notes
9.875%	09/24/15	Caa1		750	611,250
Gtd. Notes, PIK
10.55%	09/24/15	Caa1		263	212,852
Microsoft Corp.,
Sr. Notes
4.50%	10/01/40	Aaa		480	476,864
Oracle Corp.,
Sr. Notes, 144A
3.875%	07/15/20	A2		205	214,601
Sr. Unsec’d. Notes
6.125%	07/08/39	A2		750	892,138
6.50%	04/15/38	A2		200	248,428

					2,656,133

Telecommunications — 1.4%
America Movil SAB de CV,
Gtd. Notes (Mexico)
5.00%	03/30/20	A2		2,020	2,178,645
Angel Lux Common SA,
Sr. Sec’d. Notes, 144A (Luxembourg)
8.875%	05/01/16	B1		500	531,250
AT&T Corp.,
Gtd. Notes
8.00%	11/15/31	A2		9	12,039
AT&T, Inc.,
Sr. Unsec’d. Notes
5.60%	05/15/18	A2		200	233,705
6.30%	01/15/38	A2		2,050	2,315,409
Sr. Unsec’d. Notes, 144A
5.35%	09/01/40	A2		273	274,286
Avaya, Inc.,
Gtd. Notes
9.75%	11/01/15	Caa2		750	706,875
BellSouth Telecommunications, Inc.,
Sr. Unsec’d. Notes
7.00%	10/01/25	A2		680	791,742
British Telecommunications PLC,
Sr. Unsec’d. Notes (United Kingdom)
9.875%	12/15/30	Baa2		635	884,150
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.50%	01/15/40	A1		850	934,425
Digicel Ltd.,
Sr. Notes, 144A (Bermuda)
8.25%	09/01/17	B1		250	262,500
France Telecom SA,
Sr. Unsec’d. Notes (France)
8.50%	03/01/31	A3		80	115,710
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.625%	03/15/15	Ba2		300	309,750
GCI, Inc.,
Sr. Unsec’d. Notes
8.625%	11/15/19	B2		500	533,750
Intelsat Jackson Holdings SA, (Luxembourg)
Gtd. Notes
11.25%	06/15/16	Caa2		250	271,875
Sr. Unsec’d. Notes, 144A
7.25%	10/15/20	B3		250	251,250
Intelsat Luxembourg SA,
Gtd. Notes, PIK (Luxembourg)
11.50%	02/04/17	Caa3		797	863,613
Level 3 Financing, Inc.,
Gtd. Notes
10.00%	02/01/18	Caa1		750	675,000
Metropcs Wireless, Inc.,
Gtd. Notes
7.875%	09/01/18	B2		250	257,500
PAETEC Holding Corp.,
Gtd. Notes
9.50%	07/15/15	Caa1		250	255,000
Sr. Sec’d. Notes
8.875%	06/30/17	B1		250	261,250
Portugal Telecom International Finance BV,
Sr. Unsec’d. Notes (Netherlands)
4.125%	08/28/14	Baa2	EUR	1,250	1,781,028
Qwest Communications International, Inc.,
Gtd. Notes
7.50%	02/15/14	Ba2		250	255,000
Rogers Communications, Inc.,
Gtd. Notes (Canada)
6.375%	03/01/14	Baa2		954	1,098,997
Sprint Capital Corp.,
Gtd. Notes
8.75%	03/15/32	Ba3		500	525,000
Telecom Italia Capital SA,
Gtd. Notes (Luxembourg)
4.95%	09/30/14	Baa2		1,050	1,117,966
6.175%	06/18/14	Baa2		700	771,953
6.999%	06/04/18	Baa2		1,030	1,183,187
Telefonica Emisiones SAU,
Gtd. Notes (Spain)
0.775%(c)	02/04/13	Baa1		1,500	1,468,347
6.221%	07/03/17	Baa1		120	140,108
7.045%	06/20/36	Baa1		700	838,179
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.10%	04/15/18	A3		885	1,052,415
6.90%	04/15/38	A3		1,015	1,233,896

Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.75%	12/01/30	A3		200	258,214
Verizon Pennsylvania, Inc.,
Sr. Unsec’d. Notes
8.35%	12/15/30	Baa1		500	607,112
Windstream Corp.,
Gtd. Notes
8.625%	08/01/16	Ba3		500	528,750

					25,779,876

Tobacco — 0.1%
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.65%	05/16/18	A2		1,765	2,066,473

Transportation — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.75%	03/15/18	A3		600	696,143
5.75%	05/01/40	A3		1,050	1,158,754
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes (Canada)
7.25%	05/15/19	Baa3		1,100	1,361,188
CSX Corp.,
Sr. Unsec’d. Notes
6.25%	04/01/15	Baa3		90	105,331
7.375%	02/01/19	Baa3		100	125,539
General Maritime Corp.,
Gtd. Notes
12.00%	11/15/17	Caa1		368	388,240
Ryder System, Inc.,
Notes, MTN
3.60%	03/01/16	Baa1		82	83,259
Union Pacific Corp.,
Sr. Unsec’d. Notes, 144A
5.78%	07/15/40	Baa2		240	264,442

					4,182,896

TOTAL CORPORATE BONDS (cost $270,762,744)					281,603,478

FOREIGN GOVERNMENT BONDS — 0.5%

Australia Government Bond,
Sr. Unsec’d. Notes (Australia)
4.00%	08/20/20	Aaa	AUD	2,000	3,199,215
Bundesobligation,
Bonds (Germany)
4.00%	10/11/13	Aaa	EUR	1,000	1,484,854
Bundesrepublik Deutschland,
Bonds (Germany)
4.25%	01/04/14	Aaa	EUR	1,000	1,500,668
Canadian Government Bond,
Bonds (Canada)
5.00%	06/01/37	Aaa	CAD	1,500	1,877,471
Province of Ontario Canada,
Sr. Unsec’d. Notes (Canada)
2.70%	06/16/15	Aa1		350	365,705
Province of Quebec Canada,
Notes, MTN (Canada)
6.35%	01/30/26	Aa2		120	162,562

TOTAL FOREIGN GOVERNMENT BONDS (cost $8,074,009)					8,590,475

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.7%

ABN AMRO Mortgage Corp.,
Series 2003-9, Class A1
4.50%	08/25/18	AAA(d)		471	485,027
American Home Mortgage Assets,
Series 2006-2, Class 1A1
1.33%(c)	09/25/46	B3		804	448,607
Series 2006-2, Class 2A1
0.446%(c)	09/25/46	B2		760	403,715
Banc of America Alternative Loan Trust,
Series 2003-7, Class 2A4
5.00%	09/25/18	Aa1		910	938,830
Series 2004-1, Class 1A1
6.00%	02/25/34	Aaa		403	418,633
Series 2004-6, Class 4A1
5.00%	07/25/19	Aaa		682	703,151
Banc of America Funding Corp.,
Series 2006-1, Class 2A1
5.50%	01/25/36	Ba2		102	98,025
Series 2010-R5, Class 5A6, 144A(c)
0.556%	05/26/37	Aaa		425	421,926
Banc of America Mortgage Securities, Inc.,
Series 2005-10, Class 1A13
5.50%	11/25/35	B2		47	45,429
Series 2005-E, Class 2A6
2.866%(c)	06/25/35	B2		500	467,178
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-4, Class 3A1
4.996%	07/25/33	Aaa		612	626,729
Chase Mortgage Finance Corp.,
Series 2003-S12, Class 1A1
4.75%	12/25/18	AAA(d)		503	524,344
Series 2003-S13, Class A2
5.00%	11/25/33	AAA(d)		849	886,242
Citigroup Commercial Mortgage Trust,
Series 2005-C3, Class AM
4.83%	05/15/43	Aaa		420	422,753
Citimortgage Alternative Loan Trust,
Series 2006-A1, Class 1A5
5.50%	04/25/36	Caa1		957	787,648
Countrywide Alternative Loan Trust,
Series 2003-13T1, Class A10
4.00%	08/25/33	AAA(d)		1,111	1,106,014
Series 2005-J6, Class 2A1
5.50%	07/25/25	Caa1		164	156,432
Countrywide Asset-Backed Certificates,
Series 2005-12, Class 1A4
5.323%	02/25/36	Ba1		250	246,579
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-J13, Class 1A7
5.25%	01/25/34	AAA(d)		715	733,673
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR24, Class 2A4
2.813%	10/25/33	Aa1		368	343,158
Series 2004-AR3, Class 6M1
1.356%(c)	04/25/34	Aa2		332	285,131
Series 2004-AR5, Class 7A2
2.707%(c)	06/25/34	A1		425	414,142
Series 2005-5, Class 1A1
5.00%	07/25/20	B1		965	992,532

Credit Suisse Mortgage Capital Certificates,
Series 2006-C2, Class A3
5.846%	03/15/39	Aaa	400	424,069
CW Capital Cobalt Ltd.,
Series 2006-C1, Class A4
5.223%	08/15/48	AA-(d)	580	593,996
Fannie Mae,
Series 1993-119, Class H
6.50%	07/25/23	Aaa	981	1,106,278
Series 1993-141, Class Z
7.00%	08/25/23	Aaa	644	721,958
Series 1993-147, Class Z
7.00%	08/25/23	Aaa	565	635,515
Series 1996-4, Class SA, IO
8.219%(c)	02/25/24	Aaa	258	45,757
Series 1997-33, Class PA
8.50%	06/18/27	Aaa	1,026	1,235,742
Series 1997-57, Class PN
5.00%	09/18/27	Aaa	602	647,466
Series 1999-W4, Class A9
6.25%	02/25/29	Aaa	1,145	1,219,890
Series 2001-81, Class HE
6.50%	01/25/32	Aaa	577	651,165
Series 2002-26, Class A2
7.50%	01/25/48	Aaa	858	1,010,186
Series 2002-T1, Class A2
7.00%	11/25/31	Aaa	1,193	1,385,760
Series 2003-18, Class A1
6.50%	12/25/42	Aaa	718	809,281
Series 2003-21, Class OU
5.50%	03/25/33	Aaa	1,100	1,202,839
Series 2003-24, Class MZ
5.50%	04/25/33	Aaa	1,177	1,288,098
Series 2003-64, Class KF
0.759%(c)	07/25/18	Aaa	930	933,742
Series 2003-81, Class FC
0.656%(c)	08/25/17	Aaa	583	584,640
Series 2003-86, Class OE
5.00%	03/25/32	Aaa	370	393,647
Series 2003-122, Class KA
4.50%	12/25/18	Aaa	849	892,577
Series 2003-W2, Class 2A9
5.90%	07/25/42	Aaa	370	402,509
Series 2003-W3, Class 2A5
5.356%	06/25/42	Aaa	931	999,422
Series 2003-W6, Class 1A41
5.398%	10/25/42	Aaa	894	953,419
Series 2003-W6, Class 3A
6.50%	09/25/42	Aaa	898	1,000,126
Series 2003-W12, Class 2A7
4.68%	06/25/43	Aaa	969	1,015,853
Series 2004-60, Class PA
5.50%	04/25/34	Aaa	639	687,123
Series 2004-68, Class LC
5.00%	09/25/29	Aaa	1,170	1,275,256
Series 2004-101, Class HD
5.00%	01/25/20	Aaa	800	902,474
Series 2004-W2, Class 5A
7.50%	03/25/44	Aaa	1,020	1,200,649
Series 2004-W6, Class 3A4
6.50%	07/25/34	Aaa	995	1,084,918
Series 2004-W8, Class 2A
6.50%	06/25/44	Aaa	988	1,114,773
Series 2004-W11, Class 1A1
6.00%	05/25/44	Aaa	926	1,008,105
Series 2005-14, Class ME
5.00%	10/25/33	Aaa	275	296,933
Series 2005-22, Class DA
5.50%	12/25/34	Aaa	564	620,790
Series 2005-30, Class UG
5.00%	04/25/35	Aaa	625	679,896
Series 2005-84, Class XM
5.75%	10/25/35	Aaa	618	686,736
Series 2005-87, Class QZ
5.00%	10/25/35	Aaa	619	683,372
Series 2005-110, Class GL
5.50%	12/25/35	Aaa	562	627,683
Series 2005-110, Class MJ
5.50%	01/25/33	Aaa	1,758	1,880,744
Series 2005-W1, Class 1A2
6.50%	10/25/44	Aaa	670	755,525
Series 2005-W4, Class 1A1
6.00%	08/25/35	Aaa	725	801,831
Series 2006-43, Class SD
6.344%(c)	06/25/36	Aaa	1,489	217,628
Series 2006-61, Class GS
24.563%(c)	07/25/36	Aaa	534	590,802
Series 2006-65, Class TE
5.50%	05/25/35	Aaa	740	822,813
Series 2006-77, Class PC
6.50%	08/25/36	Aaa	1,060	1,195,680
Series 2006-81, Class NC
6.00%	02/25/33	Aaa	1,250	1,318,341
Series 2006-115, Class OM , PO
6.00%	12/25/36	Aaa	275	266,499
Series 2007-23, Class BC
6.00%	02/25/36	Aaa	484	514,479
Series 2007-46, Class PA
6.00%	04/25/37	Aaa	1,712	1,863,992
Series 2007-W10, Class 2A
6.159%	08/25/47	Aaa	1,128	1,228,910
Series 2008-68, Class VK
5.50%	03/25/27	Aaa	935	1,034,620
Series 2008-95, Class AI, IO
5.00%	12/25/23	Aaa	1,650	165,807
Series 2009-15, Class SA, IO
5.944%(c)	03/25/24	Aaa	2,434	270,679
Series 2009-62, Class WA
5.548%	08/25/39	Aaa	2,500	2,674,914
Series 2010-10, Class NT
5.00%	02/25/40	Aaa	1,290	1,402,039
Series 2010-35, Class SB, IO
6.164%(c)	04/25/40	Aaa	3,846	366,791
Series 2010-43, Class CI, IO
4.50%	02/25/25	Aaa	3,651	365,789
Series 2010-64, Class DM
5.00%	06/25/40	Aaa	1,152	1,245,286
Series 2010-111, Class AE
5.50%	04/25/38	Aaa	1,465	1,566,734
Series 400, Class 2, IO
4.50%	11/25/39	Aaa	668	101,427
Series G93-17, Class S, IO
8.719%(c)	04/25/23	Aaa	767	158,196
FHLMC Structured Pass-Through Securities,
Series T-58, Class 3A
7.00%	09/25/43	Aaa	1,183	1,369,615

First Horizon Asset Securities, Inc.,
Series 2003-7, Class 2A1
4.50%	09/25/18	Aaa	356	369,662
Series 2005-6, Class 1A1
5.50%	11/25/35	BB(d)	208	199,680
Freddie Mac,
Series 1049, Class S
38.063%	02/15/21	Aaa	30	40,984
Series 1680, Class PK
6.50%	02/15/24	Aaa	1,149	1,297,402
Series 1980, Class Z
7.00%	07/15/27	Aaa	1,098	1,271,605
Series 2378, Class PE
5.50%	11/15/16	Aaa	846	905,877
Series 2517, Class VD
5.50%	09/15/20	Aaa	495	498,937
Series 2535, Class AW
5.50%	12/15/32	Aaa	972	1,074,502
Series 2557, Class HL
5.30%	01/15/33	Aaa	2,483	2,688,022
Series 2561, Class UE
5.50%	06/15/22	Aaa	736	784,729
Series 2595, Class GC
5.50%	04/15/23	Aaa	827	948,100
Series 2600, Class MD
5.50%	06/15/32	Aaa	875	933,981
Series 2611, Class TM
10.00%(c)	05/15/33	Aaa	274	303,119
Series 2626, Class JC
5.00%	06/15/23	Aaa	1,607	1,816,694
Series 2628, Class AB
4.50%	06/15/18	Aaa	1,060	1,128,979
Series 2630, Class FL
0.757%(c)	06/15/18	Aaa	833	836,762
Series 2643, Class SA
43.827%(c)	03/15/32	Aaa	161	287,866
Series 2649, Class VB
5.50%	10/15/22	Aaa	785	865,829
Series 2661, Class FG
0.707%(c)	03/15/17	Aaa	439	440,344
Series 2663, Class JA
5.00%	08/15/18	Aaa	804	842,676
Series 2677, Class ME
5.00%	03/15/32	Aaa	375	402,449
Series 2691, Class VU
5.50%	08/15/23	Aaa	1,000	1,113,744
Series 2694, Class QH
4.50%	03/15/32	Aaa	225	242,209
Series 2707, Class KJ
5.00%	11/15/18	Aaa	1,016	1,076,459
Series 2735, Class SJ
11.988%(c)	01/15/34	Aaa	133	135,390
Series 2827, Class QE
5.50%	03/15/33	Aaa	1,400	1,500,649
Series 2885, Class LZ
6.00%	11/15/34	Aaa	879	992,778
Series 2893, Class PE
5.00%	11/15/34	Aaa	915	999,809
Series 2897, Class EO, PO
5.00%	10/15/31	Aaa	360	349,807
Series 2921, Class MD
5.00%	06/15/33	Aaa	2,000	2,134,492
Series 2922, Class SU
13.785%(c)	02/15/35	Aaa	298	321,054
Series 2944, Class OH
5.50%	03/15/35	Aaa	1,750	1,949,379
Series 2988, Class TY
5.50%	06/15/25	Aaa	1,000	1,126,035
Series 3031, Class AG
5.00%	02/15/34	Aaa	1,000	1,084,465
Series 3080, Class VB
5.00%	06/15/25	Aaa	1,000	1,090,226
Series 3151, Class PD
6.00%	11/15/34	Aaa	1,400	1,528,017
Series 3201, Class IN, IO
5.993%(c)	08/15/36	Aaa	4,440	657,409
Series 3218, Class HS, IO
6.943%(c)	09/15/26	Aaa	2,897	431,731
Series 3219, Class OD
6.00%	06/15/33	Aaa	690	742,945
Series 3306, Class TB
3.007%(c)	04/15/37	Aaa	413	411,159
Series 3306, Class TC
2.467%(c)	04/15/37	Aaa	363	359,625
Series 3383, Class KB
5.50%	11/15/27	Aaa	1,140	1,348,619
Series 3385, Class SN, IO
5.743%(c)	11/15/37	Aaa	2,149	226,197
Series 3406, Class B
6.00%	01/15/38	Aaa	1,360	1,481,762
Series 3419, Class AP
5.00%	04/15/33	Aaa	1,000	1,049,444
Series 3456, Class JA
5.00%	04/15/26	Aaa	632	658,559
Series 3593, Class SL, IO
6.143%(c)	11/15/24	Aaa	3,298	430,005
Series 3605, Class NC
5.50%	06/15/37	Aaa	955	1,068,265
Series 3609, Class SA, IO
6.083%(c)	12/15/39	Aaa	3,333	734,136
Series 3688, Class GT
7.148%	11/15/46	Aaa	739	837,342
Government National Mortgage Assoc.,
Series 1998-12, Class Z
6.50%	05/20/28	Aaa	662	751,191
Series 2002-41, Class HS, IO
6.743%(c)	06/16/32	Aaa	1,653	268,003
Series 2002-84, Class PH
6.00%	11/16/32	Aaa	1,665	1,888,006
Series 2003-25, Class PZ
5.50%	04/20/33	Aaa	901	992,225
Series 2003-28, Class TG
5.50%	05/20/32	Aaa	300	320,536
Series 2003-58, Class PC
5.00%	07/20/33	Aaa	1,666	1,780,018
Series 2003-86, Class ZC
4.50%	10/20/33	Aaa	819	864,685
Series 2004-28, Class ST, IO
1.08%(c)	04/20/34	Aaa	20,987	417,530
Series 2005-30, Class WD

6.00%	07/20/33	Aaa	800	888,641
Series 2006-23, Class S, IO
6.243%(c)	01/20/36	Aaa	4,714	499,599
Series 2006-26, Class S, IO
6.243%(c)	06/20/36	Aaa	3,493	418,541
Series 2007-53, Class GB
5.50%	10/20/33	Aaa	250	269,863
Series 2007-58, Class SD, IO
6.233%(c)	10/20/37	Aaa	4,641	475,850
Series 2007-59, Class SP, IO
6.413%(c)	04/20/37	Aaa	4,256	357,780
Series 2008-47, Class ML
5.25%	06/16/38	Aaa	760	833,284
Series 2008-62, Class SA, IO
5.893%(c)	07/20/38	Aaa	2,041	260,599
Series 2008-73, Class SK, IO
6.483%(c)	08/20/38	Aaa	4,375	533,841
Series 2008-79, Class SA, IO
7.293%(c)	09/20/38	Aaa	2,704	314,998
Series 2009-36, Class IE, IO
1.00%(c)	09/20/38	Aaa	13,488	215,606
Series 2009-83, Class TS, IO
5.843%(c)	08/20/39	Aaa	2,834	292,048
Series 2009-106, Class ST, IO
5.743%(c)	02/20/38	Aaa	3,882	432,244
Series 2009-127, Class IA, IO
0.45%(c)	09/20/38	Aaa	22,267	185,767
Series 2010-14, Class DO, PO
6.00%	03/20/36	Aaa	930	879,306
Series 2010-14, Class QP
6.00%	12/20/39	Aaa	938	1,013,915
Series 2010-31, Class SK, IO
5.843%(c)	11/20/34	Aaa	1,793	268,005
GSR Mortgage Loan Trust,
Series 2003-7F, Class 1A4
5.25%	06/25/33	AAA(d)	517	533,930
Series 2004-11, Class 1A1
3.076%	09/25/34	A2	303	255,604
Series 2005-5F, Class 2A3
5.50%	06/25/35	A2	687	694,868
JPMorgan Alternative Loan Trust,
Series 2006-A4, Class A1
5.95%	09/25/36	Caa1	109	108,647
JPMorgan Mortgage Trust,
Series 2005-S2, Class 1A1
4.50%	08/25/20	BB-(d)	571	584,878
Series 2006-A2, Class 5A1
3.177%	11/25/33	Aa3	258	251,043
JPMorgan Reremic,
Series 2010-4, Class 7A1, 144A
4.317% (c)	08/26/35	AAA(d)	753	754,658
Lehman Mortgage Trust,
Series 2006-4, Class 3A1
5.00%	08/25/21	CC(d)	170	158,845
LVII Resecuritization Trust,
Series 2009-1, Class A1, 144A
5.949%	11/27/37	AAA	417	426,100
Mastr Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A7
2.903% (c)	11/21/34	Aa2	560	507,051
Mastr Alternative Loans Trust,
Series 2003-8, Class 5A1
5.00%	11/25/18	AAA(d)	541	558,999
Series 2004-1, Class 4A1
5.50%	02/25/34	AAA(d)	447	463,246
Series 2004-3, Class 2A1
6.25%	04/25/34	Aaa	843	869,716
Mastr Asset Securitization Trust,
Series 2004-6, Class 3A1
5.25%	07/25/19	AAA(d)	1,078	1,109,050
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AJ
5.50%	01/12/44	Aa2	210	199,862
Series 2006-C1, Class A4
5.838%	05/12/39	Aaa	600	654,760
Morgan Stanley Capital I,
Series 2004-HQ3, Class A4
4.80%	01/13/41	Aaa	370	397,480
Morgan Stanley Dean Witter Capital I,
Series 2003-HYB1, Class A3
1.82% (c)	03/25/33	Aaa	835	795,667
Prime Mortgage Trust,
Series 2004-CL1, Class 1A1
6.00%	02/25/34	AAA(d)	1,013	1,052,315
Residential Funding Mortgage Securities I,
Series 2004-S9, Class 1A6
5.50%	12/25/34	AA(d)	289	297,626
Series 2006-S12, Class 2A2
6.00%	12/25/36	B2	681	646,300
Structured Asset Securities Corp.,
Series 2003-22A, Class 3A
2.562%	06/25/33	A1	322	309,153
Series 2003-26A, Class 3A5
2.738%	09/25/33	A1	1,133	1,037,715
Series 2004-7, Class 2A1
5.362%	05/25/24	Aaa	636	655,565
Thornburg Mortgage Securities Trust,
Series 2004-3, Class A
0.626% (c)	09/25/44	Aa2	1,378	1,304,931
Wamu Mortgage Pass-Through Certificates,
Series 2004-S3, Class 3A2
6.00%	07/25/34	Aaa	434	442,661
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-F, Class A1
4.844%(c)	06/25/33	Aaa	979	1,010,924
Series 2004-7, Class 2A2
5.00%	07/25/19	AAA(d)	449	468,112
Series 2004-B, Class A1
4.895%(c)	02/25/34	Aaa	420	434,904
Series 2005-AR9, Class 3A1
2.886%	05/25/35	B1	751	711,709
Series 2005-AR13, Class A1
5.289%(c)	05/25/35	Ba3	575	570,329
Series 2006-11, Class A8
6.00%	09/25/36	Caa1	50	46,754

Series 2006-17, Class A1
5.50%	11/25/21	B2	428	431,414
Series 2007-3, Class 3A1
5.50%	04/25/22	Baa3	149	151,345
Series 2007-11, Class A85
6.00%	08/25/37	Caa1	836	769,955
Series 2007-11, Class A96
6.00%	08/25/37	B3	100	89,605

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $140,883,589)				144,355,394

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 3.8%

Federal Home Loan Mortgage Corp.
5.125%	11/17/17		8,000	9,492,896
5.699%(c)	10/01/36		408	430,785
6.00%	05/01/17-12/01/36		13,749	14,892,253
6.50%	10/01/22-05/01/37		4,211	4,606,734
7.00%	09/01/36		1,104	1,242,815
8.00%	02/01/38		502	535,622
Federal National Mortgage Assoc.
1.55%(t)	07/05/14		2,800	2,642,413
5.00%	12/01/19-02/01/35		2,041	2,174,172
5.00%	TBA		3,681	3,863,902
6.00%	09/01/19-08/01/37		16,708	18,061,541
6.50%	09/01/22-10/01/38		5,921	6,456,585
6.50%	TBA		1,465	1,597,307
7.00%	05/01/17-04/01/37		1,160	1,282,477
Government National Mortgage Assoc.
6.50%	10/15/23-01/15/33		1,958	2,151,564
7.00%	12/20/38		859	949,814
Government National Mortgage Assoc., PO
5.50%	12/20/32		457	411,573
5.50%	06/16/33		217	211,707

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $70,741,270)				71,004,160

U.S. TREASURY OBLIGATIONS — 11.6%

U.S. Treasury Bonds
2.625%	08/15/20		95	95,891
3.50%	05/15/20		310	336,496
4.375%	05/15/40		425	477,330
4.625%	02/15/40		1,865	2,179,137
U.S. Treasury Inflation Indexed Bonds, TIPS
2.375%	04/15/11		1,000	1,111,832
U.S. Treasury Notes
0.875%	01/31/11(k)		30,990	31,061,432
1.125%	06/30/11(k)		275	276,805
2.375%	10/31/14-03/31/16		36,000	37,919,840
2.625%	12/31/14		15,000	15,978,510
3.00%	09/30/16-02/28/17		39,640	42,740,375
3.75%	11/15/18		3,000	3,351,564
3.875%	05/15/18		3,000	3,387,186
4.00%	02/15/15		5,000	5,622,265
7.50%	11/15/16		3,500	4,686,444
8.125%	08/15/19		12,573	18,390,955
8.875%	08/15/17-02/15/19		21,577	31,842,791
U.S. Treasury Strip Coupon
2.75%	08/15/19		8,390	6,656,357
8.875%	08/15/17-08/15/18		13,500	11,472,442

TOTAL U.S. TREASURY OBLIGATIONS (cost $203,554,840)				217,587,652

TOTAL LONG-TERM INVESTMENTS (cost $1,576,802,968)				1,622,408,290

Shares
SHORT-TERM INVESTMENTS — 14.8%

AFFILIATED MONEY MARKET MUTUAL FUND — 14.8%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $276,285,997)(w)	276,285,997	276,285,997

Principal
Amount
(000)#
U.S. TREASURY OBLIGATION(k)(n)

U.S. Treasury Bills (cost $329,847)
0.15%	01/13/11	$330	329,874

		Notional
		Amount
	Counterparty	(000)#
OPTIONS PURCHASED(j)*

Call Options
Interest Rate Swap Options,
Pay a fixed rate of 2.89% and receive a floating rate based on 3-month LIBOR, expiring 12/01/10	Morgan Stanley	9,240	6,426
Straddle Interest Rate Swap Option,
Pay a fixed rate of 2.87% and receive a floating rate based on 6-month LIBOR, expiring 08/26/11	Citigroup Global Markets	2,450	17,456

TOTAL OPTIONS PURCHASED (cost $28,112)			23,882

TOTAL SHORT-TERM INVESTMENTS (cost $276,643,956)			276,639,753

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 101.6% (cost $1,853,446,924)			1,899,048,043

OPTIONS WRITTEN(j)*

Call Options
Interest Rate Swap Options,
Receive a fixed rate of 0.02% and pay a floating rate based on 3-month LIBOR, expiring 03/20/11	Deutsche Bank	78,515	(113,881)
Receive a fixed rate of 0.02% and pay a floating rate based on 3-month LIBOR, expiring 05/30/11	Deutsche Bank	128,715	(179,148)
Receive a fixed rate of 3.40% and pay a floating rate based on 3-month LIBOR, expiring 08/30/11	Barclays Capital Group	2,450	(4,989)

TOTAL OPTIONS WRITTEN (premiums received $58,524)			(298,018)

SECURITIES SOLD SHORT — (5.1)%

	Shares
COMMON STOCKS — (4.9)%

Advertising
Omnicom Group, Inc.	12,060	(476,129)

Aerospace & Defense — (0.1)%
Boeing Co. (The)	11,150	(741,921)
General Dynamics Corp.	4,440	(278,877)
Lockheed Martin Corp.	14,100	(1,005,048)
Raytheon Co.	4,930	(225,350)

		(2,251,196)

Agriculture
Altria Group, Inc.	26,290	(631,486)

Apparel
Polo Ralph Lauren Corp.	3,922	(352,431)

Automobile Manufacturers
Ford Motor Co.*	27,090	(331,582)

Banks
Northern Trust Corp.	11,270	(543,665)

Beverages
PepsiCo, Inc.	4,150	(275,726)

Biotechnology
Amgen, Inc.*	7,920	(436,471)
Amylin Pharmaceuticals, Inc.*	9,640	(200,994)

		(637,465)

Chemicals — (0.3)%
Air Products & Chemicals, Inc.	8,648	(716,227)
Ecolab, Inc.	5,390	(273,489)
Huntsman Corp.	61,395	(709,726)
Olin Corp.	11,400	(229,824)
OM Group, Inc.*	16,180	(487,342)
Praxair, Inc.	13,600	(1,227,536)
Sherwin-Williams Co. (The)	8,220	(617,651)
Valspar Corp. (The)	16,930	(539,220)

		(4,801,015)

Commercial Banks — (0.1)%
Bank of Hawaii Corp.	8,790	(394,847)
Commerce Bancshares, Inc.	5,720	(215,015)
Cullen / Frost Bankers, Inc.	6,410	(345,307)
KeyCorp	28,610	(227,735)
UMB Financial Corp.	10,130	(359,716)
Westamerica Bancorporation	5,800	(316,042)

		(1,858,662)

Commercial Services — (0.1)%
Automatic Data Processing, Inc.	12,890	(541,767)
ITT Educational Services, Inc.	2,430	(170,756)
Paychex, Inc.	17,520	(481,625)
SAIC, Inc.*	23,300	(372,334)
Visa, Inc. (Class A Stock)	3,590	(266,593)
Washington Post Co. (The) (Class B Stock)*	1,040	(415,386)

		(2,248,461)

Computers
Dell, Inc.*	25,240	(327,110)

Cosmetics/Personal Care — (0.1)%
Avon Products, Inc.	13,990	(449,219)
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	10,590	(669,606)

		(1,118,825)

Diversified Financial Services — (0.1)%
American Express Co.	2,720	(114,322)
Ameriprise Financial, Inc.	9,800	(463,834)
BlackRock, Inc.	3,180	(541,395)
Charles Schwab Corp. (The)	9,870	(137,193)
Federated Investors, Inc. (Class B Stock)	17,600	(400,576)
Janus Capital Group, Inc.	31,453	(344,410)
T. Rowe Price Group, Inc.	2,200	(110,143)

		(2,111,873)

Diversified Machinery — (0.1)%
Rockwell Automation, Inc.	18,171	(1,121,696)

Diversified Manufacturing — (0.2)%
Cooper Industries PLC (Ireland)	7,108	(347,794)
Danaher Corp.	15,992	(649,435)
Dover Corp.	10,170	(530,976)
Eaton Corp.	6,490	(535,360)

Illinois Tool Works, Inc.	11,625	(546,608)
Ingersoll-Rand PLC (Ireland)	19,860	(709,201)
ITT Corp.	13,186	(617,500)

		(3,936,874)

Electric
Consolidated Edison, Inc.	4,100	(197,702)
NRG Energy, Inc.*	14,310	(297,934)

		(495,636)

Electronics — (0.1)%
Agilent Technologies, Inc.*	14,550	(485,534)
Thermo Fisher Scientific, Inc.*	13,549	(648,726)

		(1,134,260)

Energy — Alternate Sources
First Solar, Inc.*	1,200	(176,820)

Exchange Traded Funds — (0.9)%
Consumer Staples Select Sector SPDR Fund	137,110	(3,821,256)
Energy Select Sector SPDR Fund	70,602	(3,957,948)
Health Care Select Sector SPDR Fund	32,128	(979,261)
Materials Select Sector SPDR Fund	60,111	(1,970,439)
SPDR S&P 500 ETF Trust	25,908	(2,956,621)
Utilities Select Sector SPDR Fund	82,184	(2,576,468)

		(16,261,993)

Financial — Bank & Trust
Valley National Bancorp	30,581	(394,495)

Food — (0.2)%
H.J. Heinz Co.	20,560	(973,927)
Hershey Co. (The)	21,980	(1,046,028)
Safeway, Inc.	13,990	(296,028)
Whole Foods Market, Inc.*	7,660	(284,263)

		(2,600,246)

Food & Staples Retailing
Costco Wholesale Corp.	4,120	(265,699)

Healthcare Products — (0.1)%
Johnson & Johnson	25,840	(1,601,046)
Varian Medical Systems, Inc.*	1,030	(62,315)

		(1,663,361)

Healthcare Services
Laboratory Corp. of America Holdings*	3,490	(273,721)
UnitedHealth Group, Inc	4,960	(174,145)

		(447,866)

Home Builders
D.R. Horton, Inc.	11,610	(129,103)
MDC Holdings, Inc.	2,520	(73,155)
Pulte Group, Inc.*	19,180	(168,017)
Ryland Group, Inc.	3,940	(70,605)

		(440,880)

Home Furnishings
Harman International Industries, Inc.*	9,813	(327,852)

Household Products/ Wares — (0.1)%
Clorox Co.*	17,490	(1,167,632)
Fortune Brands, Inc.	14,339	(705,909)

		(1,873,541)

Insurance — (0.2)%
American International Group, Inc.*	8,330	(325,703)
Chubb Corp.	11,630	(662,794)
Marsh & McLennan Cos., Inc.	27,310	(658,717)
Progressive Corp. (The)	41,600	(868,192)
Travelers Cos., Inc. (The)	13,820	(720,022)
W.R. Berkley Corp.	39,600	(1,071,972)

		(4,307,400)

Internet Software & Services — (0.1)%
AOL, Inc.*	6,790	(168,053)
eBay, Inc.*	38,660	(943,304)
Google, Inc. (Class A Stock)*	690	(362,795)
Yahoo!, Inc.*	22,420	(317,691)

		(1,791,843)

Iron/Steel — (0.1)%
AK Steel Holding Corp.	33,200	(458,492)
Nucor Corp.	15,233	(581,901)
United States Steel Corp.	12,310	(539,670)

		(1,580,063)

Lodging
Choice Hotels International, Inc.	7,340	(267,617)
Marriott International, Inc. (Class A Stock)	12,810	(458,982)

		(726,599)

Machinery — Construction & Mining — (0.1)%
Caterpillar, Inc.	15,590	(1,226,621)

Media — (0.1)%
Comcast Corp. (Class A Stock)*	11,630	(210,270)
New York Times Co. (The) (Class A Stock)*	33,430	(258,748)
News Corp. (Class B Stock)	24,710	(372,133)
Scripps Networks Interactive, Inc. (Class A Stock)	9,570	(455,341)
Time Warner Cable, Inc.	5,590	(301,804)
Viacom, Inc. (Class B Stock)	15,030	(543,936)

		(2,142,232)

Metal Fabricate/Hardware — (0.1)%
Tenaris SA, ADR (Luxembourg)	23,590	(906,328)

Mining
Alcoa, Inc.	46,700	(565,537)

Oil & Gas — (0.2)%
Denbury Resources, Inc.*	17,090	(271,560)
Diamond Offshore Drilling, Inc.	2,800	(189,756)
EQT Corp.	7,280	(262,517)
Halliburton Co.	6,240	(206,357)
Sunoco, Inc.	20,080	(732,920)
Tesoro Corp.*	69,530	(928,921)
Transocean Ltd. (Switzerland)*	1,620	(104,149)

		(2,696,180)

Oil & Gas Services
Weatherford International Ltd. (Switzerland)*	12,410	(212,211)

Pharmaceuticals — (0.1)%
Eli Lilly & Co.	47,900	(1,749,787)
Isis Pharmaceuticals, Inc.*	9,130	(76,692)

Watson Pharmaceuticals, Inc.*	2,110	(89,274)

		(1,915,753)

Real Estate Investment Trusts — (0.4)%
AvalonBay Communities, Inc.	7,000	(727,510)
CBL & Associates Properties, Inc.	11,270	(147,186)
Developers Diversified Realty Corp.	27,300	(306,306)
Equity One, Inc.	26,670	(450,189)
Extra Space Storage, Inc.	20,370	(326,735)
Federal Realty Investment Trust	1,700	(138,822)
HCP, Inc.	25,220	(907,416)
Highwoods Properties, Inc.	10,810	(351,001)
Home Properties, Inc.	12,420	(657,018)
National Retail Properties, Inc.	8,490	(213,184)
Post Properties, Inc.	13,212	(368,879)
PS Business Parks, Inc.	9,600	(543,072)
Realty Income Corp.	9,570	(322,700)
Tanger Factory Outlet Centers	8,580	(404,461)
Taubman Centers, Inc.	13,090	(583,945)
Ventas, Inc.	18,570	(957,655)
Washington Real Estate Investment Trust	9,030	(286,522)

		(7,692,601)

Retail — (0.1)%
Cheesecake Factory, Inc. (The)*	7,640	(202,231)
Dollar General Corp.*	11,280	(329,940)
J.C. Penny Co., Inc.*	13,229	(359,564)
Starbucks Corp.	6,470	(165,503)

		(1,057,238)

Retail & Merchandising
Gap, Inc. (The)*	4,700	(87,608)

Savings & Loan
New York Community Bancorp, Inc.	12,790	(207,838)

Semiconductors — (0.5)%
ASML Holding NV (Netherlands)	24,500	(728,385)
Atmel Corp.*	64,960	(517,082)
Cypress Semiconductor Corp.*	50,810	(639,190)
Intel Corp.	58,990	(1,134,378)
Linear Technology Corp.	42,270	(1,298,957)
Microchip Technology, Inc.	52,970	(1,665,906)
National Semiconductor Corp.	14,350	(183,249)
NVIDIA Corp.*	36,200	(422,816)
Qlogic Corp.*	28,500	(502,740)
Teradyne, Inc.*	27,700	(308,578)
Texas Instruments, Inc.	38,680	(1,049,775)

		(8,451,056)

Software — (0.1)%
CA, Inc.	15,874	(335,259)
Compuware Corp.*	38,288	(326,597)
Electronic Arts, Inc.*	28,600	(469,898)
THQ, Inc.*	36,020	(144,800)

		(1,276,554)

Telecommunications — (0.2)%
AT&T, Inc.	41,450	(1,185,470)
Ciena Corp.*	15,180	(236,352)
Motorola, Inc.*	23,100	(197,043)
Nokia Oyj., ADR (Finland)*	24,360	(244,331)
SBA Communications Corp. (Class A Stock)*	27,290	(1,099,787)
Tellabs, Inc.	42,100	(313,645)

		(3,276,628)

Toys
Mattel, Inc.	9,180	(215,363)

Transportation — (0.1)%
FedEx Corp.	3,380	(288,990)
Heartland Express, Inc.	30,970	(460,524)
Knight Transportation, Inc.	14,690	(283,958)
United Parcel Service, Inc. (Class B Stock)	6,630	(442,155)
Werner Enterprises, Inc.	12,860	(263,501)

		(1,739,128)

Water
Aqua America, Inc.	8,830	(180,132)

TOTAL COMMON STOCKS (proceeds received $88,383,079)		(91,361,758)

		Principal
		Amount
		(000)#
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION — (0.2)%
Federal National Mortgage Assoc. (proceeds received $3,879,142)
5.00%	TBA	$3,681	(3,870,800)

TOTAL SECURITIES SOLD SHORT (proceeds received $92,262,221)			(95,232,558)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 96.5% (cost $1,761,126,179)			1,803,517,467

Other assets in excess of other liabilities(x) — 3.5%			65,906,034

NET ASSETS — 100.0%			$1,869,423,501

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVA	Certificate Van Aandelen

ETF	Exchange Traded Funds

ETN	Exchange Traded Notes

FHLMC	Federal Home Loan Mortgage Corporation

GDR	Global Depositary Receipt

IO	Interest Only

MTN	Medium Term Note

MTF	Multilateral Trading Facility

NR	Not Rated by Moody’s or Standard & Poor’s

NYSE	New York Stock Exchange

PIK	Payment-in-Kind

PO	Principal Only Securities

PRFC	Preference Shares

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depositary Receipts

TIPS	Treasury Inflation Protected Securities

TSX	Toronto Stock Exchange

XHKG	Hong Kong Stock Exchange

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

NOK	Norwegian Krone

SEK	Swedish Krona

SGD	Singapore Dollar

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The ratings reflected are as of September 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2010.

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.

(k)	Represents security, or a portion thereof, segregated as collateral for future contracts.

(I)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2010.

(n)	Rates shown are the effective yields at purchase date.

(s)	The rate shown reflects the coupon rate after the step date.

(t)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at September 30, 2010.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency and cross currency exchange contracts, and interest rate, credit default and price lock swap agreements as follows:
Futures contracts open at September 30, 2010:

					Unrealized
			Value at	Value at	Appreciation
Number of Contracts	Type	Expiration Date	Trade Date	September 30, 2010	(Depreciation)(1)(2)
Long Positions:
25	90 Day Euro Dollar	Mar. 2011	$6,219,437	$6,224,375	$4,938
81	2 Year U.S. Treasury Notes	Dec. 2010	17,735,203	17,778,234	43,031
1,256	5 Year U.S. Treasury Notes	Dec. 2010	150,946,516	151,809,188	862,672
269	10 Year Australian Bonds	Dec. 2010	201,401,068	201,549,562	148,494
137	10 Year Canadian Bonds	Dec. 2010	16,719,885	16,841,053	121,168
10	10 Year Japanese Bonds	Dec. 2010	17,018,686	17,180,162	161,476
206	10 Year U.K. Gilt	Dec. 2010	40,337,334	40,230,482	(106,852)
20	10 Year U.S. Treasury Notes	Dec. 2010	2,486,063	2,520,938	34,875
37	20 Year U.S. Treasury Bonds	Dec. 2010	4,921,281	4,947,594	26,313
850	S&P 500 E-Mini	Dec. 2010	46,877,628	48,309,750	1,432,122
264	DAX Index	Dec. 2010	56,557,805	56,153,175	(404,630)
627	FTSE 100 Index	Dec. 2010	54,633,298	54,462,856	(170,442)
455	Hang Seng Index	Oct. 2010	64,601,388	65,468,721	867,333
12	Russell 2000 Mini	Dec. 2010	799,680	809,400	9,720

					3,030,218

Short Positions:
33	90 Day Euro Dollar	Jun. 2011	8,208,675	8,209,988	(1,313)
15	90 Day Euro Dollar	Sep. 2011	3,723,187	3,728,250	(5,063)
4	90 Day Euro Dollar	Sep. 2012	986,100	988,650	(2,550)
24	2 Year U.S. Treasury Notes	Dec. 2010	5,259,000	5,267,625	(8,625)
113	5 Year U.S. Treasury Notes	Dec. 2010	13,570,469	13,657,992	(87,523)
109	10 Year Euro-Bund	Dec. 2010	19,533,168	19,529,773	3,395
14	10 Year Canadian Bonds	Dec. 2010	1,710,098	1,720,983	(10,885)
16	10 Year Japanese Bonds	Dec. 2010	27,219,215	27,488,261	(269,046)
241	10 Year U.S. Treasury Notes	Dec. 2010	30,148,509	30,377,296	(228,787)
368	CAC40 10 Euro	Oct. 2010	18,899,420	18,612,210	287,210
1,454	Euro Stoxx 50	Dec. 2010	55,115,578	54,271,779	843,799
132	FTSE/MIB Index	Dec. 2010	18,741,718	18,355,727	385,991
2,377	OMXS30 Index	Oct. 2010	38,228,089	38,324,488	(96,399)
160	SPI 200 Index	Dec. 2010	18,024,183	17,784,479	239,704
213	S&P 500 E-Mini	Dec. 2010	11,883,270	12,105,855	(222,585)
175	Topix Index	Dec. 2010	17,098,445	17,326,008	(227,563)

					599,760

					$3,629,978

(1)	Cash of $1,414,000 and U.S. Treasury Securities with a market value of $29,026,026 has been segregated to cover requirements for open futures contracts as of September 30, 2010.

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure of $685,718 and equity contracts risk exposure of $2,944,260 as of September 30, 2010.
Forward foreign currency exchange contracts outstanding at September 30, 2010:

		Notional
		Amount		Value at Settlement	Current	Unrealized
Purchase Contracts	Counterparty	(000)		Date Payable	Value	Appreciation(1)
Australian Dollar,
Expiring 11/05/10	UBS Securities	AUD	6,460	$5,819,345	$6,216,033	$396,688
Expiring 11/05/10	UBS Securities	AUD	956	855,490	919,574	64,084
Expiring 11/05/10	UBS Securities	AUD	806	746,890	775,473	28,583
Euro,
Expiring 11/05/10	Barclays Capital Group	EUR	769	990,084	1,048,617	58,533
Expiring 11/05/10	Pacific Crest Capital, Inc.	EUR	1,391	1,873,205	1,895,474	22,269
Expiring 11/05/10	Toronto Dominion	EUR	624	840,466	849,827	9,361
Hong Kong Dollar,
Expiring 12/13/10	Citigroup Global Markets	HKD	9,219	1,187,694	1,188,781	1,087
Japanese Yen,
Expiring 11/05/10	Morgan Stanley	JPY	325,143	3,790,943	3,896,152	105,209
Norwegian Krone,
Expiring 11/05/10	Morgan Stanley	NOK	5,602	935,250	950,641	15,391
Expiring 11/05/10	Toronto Dominion	NOK	1,882	319,428	319,399	29
Singapore Dollar,
Expiring 11/04/10	Citigroup Global Markets	SGD	890	657,800	676,763	18,963
Swedish Krona,
Expiring 11/05/10	UBS Securities	SEK	23,289	3,288,727	3,451,763	163,036
Swiss Franc,
Expiring 11/05/10	BNP Paribas	CHF	573	568,338	583,253	14,915
Expiring 11/05/10	Pacific Crest Capital, Inc.	CHF	595	591,329	605,716	14,387

				$21,826,133	$22,738,668	$912,535

				Value at
		Notional		Settlement		Unrealized
		Amount		Date	Current	Appreciation
Sale Contracts	Counterparty	(000)		Receivable	Value	(Depreciation)(1)
Australian Dollar,
Expiring 12/13/10	Citigroup Global Markets	AUD	2,808	$2,543,850	$2,688,447	$(144,597)
British Pound,
Expiring 11/05/10	Barclays Capital Group	GBP	3,790	6,039,004	5,952,419	86,585
Expiring 11/05/10	Barclays Capital Group	GBP	447	688,978	701,240	(12,262)
Expiring 11/05/10	Royal Bank of Canada	GBP	899	1,413,968	1,412,274	1,694
Expiring 11/05/10	Royal Bank of Canada	GBP	201	311,864	314,904	(3,040)

Expiring 11/05/10	Royal Bank of Canada	GBP	167	261,348	262,958	(1,610)
Expiring 12/13/10	Barclays Capital Group	GBP	350	535,278	549,521	(14,243)
Expiring 12/13/10	Barclays Capital Group	GBP	271	423,677	425,381	(1,704)
Expiring 12/13/10	Citigroup Global Markets	GBP	331	514,089	519,301	(5,212)
Expiring 12/13/10	Deutsche Bank	GBP	230	360,307	361,451	(1,144)
Expiring 12/13/10	Royal Bank of Canada	GBP	437	690,833	685,767	5,066
Expiring 12/13/10	UBS Securities	GBP	1,870	2,893,441	2,936,781	(43,340)
Canadian Dollar,
Expiring 11/05/10	UBS Securities	CAD	1,093	1,064,982	1,061,153	3,829
Expiring 12/13/10	Royal Bank of Canada	CAD	2,790	2,672,852	2,707,107	(34,255)
Expiring 12/13/10	Royal Bank of Canada	CAD	642	622,082	622,638	(556)
Euro,
Expiring 11/05/10	Citigroup Global Markets	EUR	126	161,376	172,386	(11,010)
Expiring 11/05/10	Pacific Crest Capital, Inc.	EUR	685	893,013	933,387	(40,374)
Expiring 11/05/10	UBS Securities	EUR	573	734,733	781,569	(46,836)
Expiring 12/13/10	Citigroup Global Markets	EUR	7,780	9,884,893	10,599,289	(714,396)
Expiring 12/13/10	Citigroup Global Markets	EUR	582	783,886	792,483	(8,597)
Expiring 12/13/10	Citigroup Global Markets	EUR	491	643,035	669,056	(26,021)
Expiring 12/13/10	Citigroup Global Markets	EUR	380	482,862	517,731	(34,869)
Expiring 12/13/10	Deutsche Bank	EUR	439	588,928	598,435	(9,507)
Expiring 12/13/10	Deutsche Bank	EUR	266	361,854	362,669	(815)
Hong Kong Dollar,
Expiring 11/05/10	UBS Securities	HKD	32,961	4,248,792	4,248,967	(175)
Expiring 11/05/10	UBS Securities	HKD	2,773	357,151	357,462	(311)
Expiring 12/13/10	Citigroup Global Markets	HKD	6,814	878,050	878,616	(566)
Expiring 12/13/10	Deutsche Bank	HKD	3,834	493,661	494,359	(698)
Japanese Yen,
Expiring 11/05/10	Royal Bank of Canada	JPY	28,893	343,148	346,223	(3,075)
Expiring 12/13/10	Deutsche Bank	JPY	52,000	620,637	623,414	(2,777)
Norwegian Krone,
Expiring 11/05/10	Royal Bank of Canada	NOK	1,211	204,203	205,475	(1,272)
Swiss Franc,
Expiring 11/05/10	Barclays Capital Group	CHF	2,195	2,118,772	2,234,579	(115,807)
Expiring 12/13/10	Citigroup Global Markets	CHF	523	516,782	532,880	(16,098)

				$45,352,329	$46,550,322	$(1,197,993)

(1)	The amount represents fair value of derivative instruments subject to forward foreign exchange exposure as of September 30, 2010.
Cross Currency Exchange contracts outstanding at September 30, 2010:

				In		Unrealized
				Exchange		Appreciation/
Settlement	Type	Contracts (000)		For (000)		(Depreciation)(1)	Counterparty
11/05/10	Sell	JPY	67,223	CHF	790	$(1,147)	Morgan Stanley
11/05/10	Sell	CAD	555	EUR	412	23,036	Swiss Bank Corp.
11/05/10	Sell	GBP	311	EUR	363	6,419	Toronto Dominion

						$28,308

(1)	The amount represents fair value of derivative instruments subject to forward foreign exchange exposure as of September 30, 2010.

Interest rate swap agreements outstanding at September 30, 2010:

						Upfront	Unrealized
		Notional Amount			Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)	Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation)(3)
Citigroup, Inc.(1)	09/23/12	2,761	1.46%	3 month LIBOR	$6,071	$—	$6,071
Deutsche Bank AG(1)	09/10/15	$1,321	1.76%	3 month LIBOR	(18,182)	—	(18,182)
Morgan Stanley Capital Services, Inc.(1)	10/27/15	5,554	1.59%	3 month LIBOR	9,472	—	9,472
UBS AG(1)	10/26/15	3,497	1.59%	3 month LIBOR	7,210	—	7,210
Citigroup, Inc.(2)	09/30/12	3,386	0.60%	3 month LIBOR	108	—	108
Deutsche Bank AG(2)	09/10/20	715	2.87%	3 month LIBOR	20,947	—	20,947
Morgan Stanley Capital Services, Inc.(2)	10/27/40	1,386	3.38%	3 month LIBOR	(1,432)	—	(1,432)
Morgan Stanley Capital Services, Inc.(2)	09/23/12	3,364	0.64%	3 month LIBOR	3,550	—	3,550
Morgan Stanley Capital Services, Inc.(2)	09/23/15	2,761	1.59%	3 month LIBOR	(12,815)	—	(12,815)
Morgan Stanley Capital Services, Inc.(2)	09/23/20	744	2.63%	3 month LIBOR	4,576	—	4,576
Morgan Stanley Capital Services, Inc.(2)	09/30/20	740	2.47%	3 month LIBOR	(6,165)	—	(6,165)
Morgan Stanley Capital Services, Inc.(2)	10/26/20	1,885	2.62%	3 month LIBOR	4,839	—	4,839

					$18,179	$—	$18,179

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio receives the fixed rate and pays the floating rate.

(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.
Credit default swap agreements outstanding at September 30, 2010:

		Notional				Upfront
	Termination	Amount#	Fixed		Fair	Premiums	Unrealized
Counterparty	Date	(000)(3)	Rate	Reference Entity/Obligation	Value(4)	Paid (Received)	Appreciation(6)
Credit default swaps on credit indices — Sell Protection(1)
Barclays Bank PLC	12/13/49	250	0.62%	CMBX.NA.AA.3.V1	$(172,125)	$(172,434)	$309
Deutsche Bank AG	06/20/15	260	1.00%	CDX.NA.IG.14	(63)	(1,642)	1,579
Morgan Stanley Capital Services, Inc.	02/17/41	250	0.35%	CMBX.NA.AAA.V1	(16,729)	(22,185)	5,456
Morgan Stanley Capital Services, Inc.	02/17/49	240	0.50%	CMBX.NA.AM.4	(38,686)	(44,312)	5,626
Morgan Stanley Capital Services, Inc.	03/15/49	240	0.25%	CMBX.NA.A.2.V1	(121,192)	(121,205)	13
Morgan Stanley Capital Services, Inc.	03/15/49	240	0.25%	CMBX.NA.A.2.V1	(121,192)	(121,205)	13
Morgan Stanley Capital Services, Inc.	12/13/49	120	0.62%	CMBX.NA.AA.3.V1	(82,620)	(83,065)	445
Morgan Stanley Capital Services, Inc.	06/20/15	400	1.00%	CDX.NA.IG.14	(96)	(2,101)	2,005
Morgan Stanley Capital Services, Inc.	12/20/15	240	1.00%	CDX.NA.IG.15	(1,177)	(1,250)	73
Royal Bank of Scotland PLC	02/17/49	240	0.50%	CMBX.NA.AM.4	(38,383)	(38,410)	27

					$(592,263)	$(607,809)	$15,546

		Notional			Implied Credit Spread at		Upfront	Unrealized
	Termination	Amount#	Fixed		September 30,	Fair	Premiums	Appreciation
Counterparty	Date	(000)(3)	Rate	Reference Entity/Obligation	2010(5)	Value	Paid (Received)	(Depreciation)(6)
Credit default swaps on Corporate and/or Sovereign Issues — Sell Protection (1)
Barclays Bank PLC	06/20/11	$250	1.00%	MetLife, Inc., 5.00%, due 06/15/15	1.068%	$104	$157	$(53)
Barclays Bank PLC	09/20/12	50	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	6.619%	(1,624)	(884)	(740)
Barclays Bank PLC	12/20/12	50	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	6.965%	(2,145)	(1,520)	(625)
BNP Paribas	09/20/15	120	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	6.965%	(4,034)	(4,267)	233
Citigroup, Inc.	06/20/11	130	1.00%	Bonos Y Oblig Del Estado, 6.50%, due 07/30/17	2.173%	(860)	(198)	(662)
Citigroup, Inc.	12/20/12	50	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	9.309%	(3,931)	(4,028)	97
Citigroup, Inc.	03/20/13	350	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	33.128%	(153,309)	(117,833)	(35,476)
Citigroup, Inc.	06/20/13	80	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	33.809%	(37,547)	(36,527)	(1,020)
Citigroup, Inc.	06/20/13	120	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	33.809%	(56,320)	(61,767)	5,447
Citigroup, Inc.	03/20/15	350	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	9.449%	(54,155)	(35,999)	(18,156)
Citigroup, Inc.	09/20/15	300	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	1.613%	(8,143)	(13,971)	5,828
Deutsche Bank AG	03/20/11	120	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	26.407%	(9,700)	(19,492)	9,792
Deutsche Bank AG	03/20/11	120	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	26.407%	(9,700)	(16,183)	6,483
Deutsche Bank AG	06/20/11	120	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	26.409%	(15,100)	(27,553)	12,453
Deutsche Bank AG	09/20/12	50	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	12.039%	(6,109)	(7,371)	1,262
Deutsche Bank AG	09/20/12	50	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	12.039%	(6,109)	(6,811)	702
Deutsche Bank AG	09/20/12	120	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	31.724%	(43,944)	(52,607)	8,663
Deutsche Bank AG	06/20/13	50	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	33.809%	(23,467)	(19,006)	(4,461)
Deutsche Bank AG	06/20/13	50	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	33.809%	(23,467)	(19,850)	(3,617)
Deutsche Bank AG	06/20/13	60	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	33.809%	(28,159)	(27,876)	(283)
Deutsche Bank AG	06/20/13	60	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	33.809%	(28,159)	(27,608)	(551)
Deutsche Bank AG	06/20/13	70	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	33.809%	(32,853)	(22,674)	(10,179)
Deutsche Bank AG	06/20/13	80	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	33.809%	(37,547)	(39,089)	1,542
Deutsche Bank AG	06/20/13	100	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	33.809%	(46,933)	(30,113)	(16,820)
Deutsche Bank AG	06/20/13	120	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	33.809%	(56,320)	(54,271)	(2,049)
Deutsche Bank AG	06/20/13	120	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	33.809%	(56,319)	(56,601)	282
Deutsche Bank AG	06/20/13	120	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	33.809%	(56,320)	(59,664)	3,344
Deutsche Bank AG	06/20/13	250	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	33.809%	(117,332)	(94,949)	(22,383)
Deutsche Bank AG	09/20/13	80	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	34.341%	(39,675)	(43,404)	3,729
Deutsche Bank AG	03/20/15	150	5.00%	Polyone Corp., 8.875%, due 05/01/12	3.361%	10,137	(246)	10,383
Deutsche Bank AG	03/20/15	150	5.00%	Polyone Corp., 8.875%, due 05/01/12	3.361%	10,138	19	10,119
Deutsche Bank AG	06/20/15	60	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	33.869%	(34,172)	(34,360)	188
Deutsche Bank AG	06/20/15	70	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	33.869%	(39,868)	(29,284)	(10,584)
Deutsche Bank AG	06/20/15	70	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	33.869%	(39,867)	(38,154)	(1,713)
Deutsche Bank AG	06/20/15	120	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	33.869%	(68,345)	(67,032)	(1,313)
Deutsche Bank AG	12/20/15	120	5.00%	Super Valu, Inc., 7.50%, due 05/15/12	6.309%	(6,450)	(5,712)	(738)
HSBC Bank USA, N.A.	06/20/11	320	5.00%	Hellenic Republic, 5.90%, due 10/22/22	8.206%	(8,078)	(9,756)	1,678
Morgan Stanley Capital Services, Inc.	12/20/12	50	5.00%	McClatchy Corp., 5.75%, due 09/01/17	5.986%	(930)	(1,004)	74
Morgan Stanley Capital Services, Inc.	12/20/12	50	5.00%	First Data Corp., 9.875%, due 09/24/15	6.313%	(2,242)	(1,764)	(478)
Morgan Stanley Capital Services, Inc.	12/20/12	50	5.00%	First Data Corp., 9.875%, due 09/24/15	6.313%	(2,242)	(1,764)	(478)
Morgan Stanley Capital Services, Inc.	12/20/12	50	5.00%	McClatchy Corp., 5.75%, due 09/01/17	5.986%	(930)	(1,014)	84
Morgan Stanley Capital Services, Inc.	12/20/12	50	5.00%	Clear Channel Communications, 6.875%, due 06/15/18	9.309%	(3,806)	(3,903)	97
Morgan Stanley Capital Services, Inc.	12/20/12	120	5.00%	McClatchy Corp., 5.75%, due 09/01/17	5.986%	(2,231)	(2,410)	179
Morgan Stanley Capital Services, Inc.	12/20/15	120	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	6.309%	(6,450)	(5,712)	(738)
Morgan Stanley Capital Services, Inc.	12/20/15	120	5.00%	SuperValu, Inc., 7.50%, due 05/15/12	6.309%	(6,450)	(5,712)	(738)
Royal Bank of Scotland PLC	03/20/15	400	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	1.536%	(8,468)	(1,964)	(6,504)
Royal Bank of Scotland PLC	03/20/15	3,000	1.00%	MetLife, Inc., 5.00%, due 06/15/15	2.086%	(129,604)	(105,602)	(24,002)
Royal Bank of Scotland PLC	06/20/15	250	1.00%	MetLife, Inc., 5.00%, due 06/15/15	2.138%	(11,966)	(22,584)	10,618
Royal Bank of Scotland PLC	09/20/15	250	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	1.613%	(6,787)	(9,520)	2,733
UBS AG	09/20/12	50	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	12.039%	(6,109)	(8,098)	1,989
UBS AG	12/20/12	50	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	12.706%	(11,235)	(8,193)	(3,042)
UBS AG	12/20/12	120	5.00%	Rite Aid Corp., 7.70%, due 02/15/27	6.965%	(5,149)	(3,004)	(2,145)
UBS AG	06/20/13	100	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	33.809%	(46,933)	(28,345)	(18,588)
UBS AG	06/20/13	130	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	33.809%	(61,013)	(59,944)	(1,069)
UBS AG	06/20/13	300	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	33.809%	(140,799)	(138,489)	(2,310)
UBS AG	09/20/13	70	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	34.341%	(34,716)	(38,333)	3,617
UBS AG	09/20/13	120	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	34.341%	(59,513)	(65,222)	5,709
UBS AG	09/20/13	120	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	34.341%	(59,512)	(60,393)	881
UBS AG	06/20/15	120	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	15.457%	(37,698)	(24,344)	(13,354)
UBS AG	06/20/15	120	5.00%	K. Hovnanian Enterprises, 8.625%, due 01/15/17	15.457%	(37,698)	(24,732)	(12,966)
UBS AG	09/20/15	250	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	1.613%	(6,787)	(11,687)	4,900
UBS AG	09/20/15	250	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	1.613%	(6,787)	(8,676)	1,889
UBS AG	12/20/15	260	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	1.646%	(8,520)	(8,599)	79

						$(1,840,257)	$(1,737,496)	$(102,761)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

		Notional				Upfront	Unrealized
	Termination	Amount#	Fixed		Fair	Premiums	Appreciation
Counterparty	Date	(000)(3)	Rate	Reference Entity/Obligation	Value	Paid (Received)	(Depreciation)(6)
Credit default swaps — Buy Protection (2)
Barclays Bank PLC	12/13/49	$250	0.27%	CMBX.NA.AA.3.V1	$153,117	$140,287	$12,830
Barclays Bank PLC	06/20/15	20	5.00%	FSA Global Funding, Ltd., 6.11%, due 06/29/15	1,061	1,168	(107)
Barclays Bank PLC	06/20/15	120	5.00%	Beazer Homes USA, 6.50%, due 11/15/13	7,998	8,499	(501)
Barclays Bank PLC	06/20/15	200	5.00%	CDX.EM.13.V.1	(24,787)	(24,419)	(368)
Barclays Bank PLC	06/20/15	640	0.25%	Bundersrepub. Deutschland, 6.00%, due 06/20/16	3,539	5,731	(2,192)
Citigroup, Inc.	10/25/42	120	1.34%	CMBX.NA.BBB.1.V1	89,981	88,056	1,925
Citigroup, Inc.	02/17/49	350	5.00%	CMBX.NA.BBB.4.V1	282,520	277,887	4,633
Citigroup, Inc.	03/15/49	130	0.15%	CMBX.NA.AA.2.V1	50,373	67,108	(16,735)

Citigroup, Inc.	03/15/49	600	0.25%	CMBX.NA.A.2.V1	305,982	405,072	(99,090)
Citigroup, Inc.	03/25/49	130	0.87%	CMBX.NA.BBB.2.V1	106,309	104,906	1,403
Citigroup, Inc.	12/20/14	1,500	5.00%	Dow Jones CDX EM-12 V1 Index	(171,062)	(158,739)	(12,323)
Citigroup, Inc.	06/20/15	50	1.00%	Sherwin-Williams Co., 7.375%, due 02/01/27	(997)	(1,039)	42
Citigroup, Inc.	06/20/15	150	1.00%	Sherwin-Williams Co., 7.375%, due 02/01/27	(2,994)	(2,916)	(78)
Citigroup, Inc.	06/20/15	250	5.00%	CDX.EM.13.V.1	(30,983)	(23,164)	(7,819)
Citigroup, Inc.	06/20/15	500	1.00%	Sherwin-Williams Co., 7.375%, due 02/01/27	(9,978)	(9,932)	(46)
Citigroup, Inc.	06/20/15	1,500	0.25%	Bundersrepub. Deutschland, 6.00%, due 06/20/16	8,294	691	7,603
Citigroup, Inc.	06/20/15	1,500	1.00%	Belgium Kingdom, 5.75%, due 09/28/10	19,301	(34,574)	53,875
Citigroup, Inc.	09/20/15	200	1.00%	TJX Cos., Inc., 6.95%, due 04/15/19	(3,438)	(2,643)	(795)
Citigroup, Inc.	09/20/15	260	1.00%	Home Depot Inc., 5.875%, due 12/16/36	(3,478)	(3,055)	(423)
Citigroup, Inc.	09/20/15	300	1.00%	XL Capital Ltd., 5.25%, due 09/15/14	6,455	17,110	(10,655)
Citigroup, Inc.	09/20/15	300	1.00%	Home Depot Inc., 5.875%, due 12/16/36	(4,014)	(3,390)	(624)
Deutsche Bank AG	03/15/49	120	0.15%	CMBX.NA.AA.2.V1	46,498	48,347	(1,849)
Deutsche Bank AG	03/15/49	320	0.87%	CMBX.NA.BBB.2.V1	261,682	263,685	(2,003)
Deutsche Bank AG	03/25/49	130	0.87%	CMBX.NA.BBB.2.V1	106,308	106,080	228
Deutsche Bank AG	09/20/12	120	5.00%	MBIA, Inc., 6.625%, due 10/01/28	3,260	21,711	(18,451)
Deutsche Bank AG	09/20/13	120	5.00%	MBIA, Inc., 6.625%, due 10/01/28	7,315	15,056	(7,741)
Deutsche Bank AG	06/20/15	130	5.00%	CDX.EM.13.V.1	(16,111)	(13,853)	(2,258)
Deutsche Bank AG	06/20/15	180	5.00%	FSA Global Funding, Ltd., 6.11%, due 06/29/15	9,558	9,321	237
Deutsche Bank AG	06/20/15	250	5.00%	CDX.EM.13.V.1	(30,983)	(21,455)	(9,528)
Deutsche Bank AG	06/20/15	250	1.00%	Target Corp., 4.00%, due 06/15/13	(4,841)	(4,677)	(164)
Deutsche Bank AG	06/20/15	250	1.00%	Sara Lee Corp., 6.125%, due 11/01/32	(3,214)	(1,993)	(1,221)
Deutsche Bank AG	09/20/15	50	5.00%	PMI Group, Inc., 6.00%, due 09/15/16	4,540	6,206	(1,666)
Deutsche Bank AG	09/20/15	200	5.00%	Beazer Homes USA, 6.50%, due 11/15/13	15,054	20,061	(5,007)
Deutsche Bank AG	09/20/15	250	1.00%	XL Capital Ltd., 5.25%, due 09/15/14	5,380	12,217	(6,837)
Morgan Stanley Capital Services, Inc.	10/12/42	250	0.84%	CMBX.NA.AJ.V1	28,213	31,460	(3,247)
Morgan Stanley Capital Services, Inc.	03/15/49	130	0.15%	CMBX.NA.AA.2.V1	50,373	66,452	(16,079)
Morgan Stanley Capital Services, Inc.	03/15/49	130	0.15%	CMBX.NA.AA.2.V1	50,373	64,224	(13,851)
Morgan Stanley Capital Services, Inc.	03/15/49	250	0.15%	CMBX.NA.AA.2.V1	96,871	97,622	(751)
Morgan Stanley Capital Services, Inc.	03/15/49	350	0.87%	CMBX.NA.BBB.2.V1	286,214	285,424	790
Morgan Stanley Capital Services, Inc.	03/25/49	280	5.00%	CMBX.NA.A.2.V1	142,792	158,001	(15,209)
Morgan Stanley Capital Services, Inc.	12/13/49	120	0.27%	CMBX.NA.AA.3.V1	73,496	68,821	4,675
Morgan Stanley Capital Services, Inc.	06/20/15	120	1.00%	Target Corp., 4.00%, due 06/15/13	26,880	29,465	(2,585)
Morgan Stanley Capital Services, Inc.	06/20/15	150	1.00%	Target Corp., 4.00%, due 06/15/13	(2,905)	(3,155)	250
Morgan Stanley Capital Services, Inc.	06/20/15	150	1.00%	Lowes Co., 5.40%, due 10/15/16	(2,137)	(2,543)	406
Morgan Stanley Capital Services, Inc.	06/20/15	200	5.00%	CDX.EM.13.V.1	(24,787)	(25,294)	507
Morgan Stanley Capital Services, Inc.	06/20/15	250	5.00%	CDX.EM.13.V.1	(30,983)	(24,918)	(6,065)
Morgan Stanley Capital Services, Inc.	06/20/15	250	1.00%	Home Depot Inc., 5.875%, due 12/16/36	(3,531)	(3,884)	353
Morgan Stanley Capital Services, Inc.	06/20/15	250	1.00%	Lowes Co., 5.40%, due 10/15/16	(3,560)	(3,433)	(127)
Morgan Stanley Capital Services, Inc.	06/20/15	350	1.00%	Staples, Inc., 7.375%, due 10/01/12	1,971	(3,951)	5,922
Morgan Stanley Capital Services, Inc.	09/20/15	120	1.00%	Home Depot Inc., 5.875%, due 12/16/36	(1,606)	(1,696)	90
Morgan Stanley Capital Services, Inc.	09/20/15	120	1.00%	Kohl's Corp., 6.25%, due 12/15/17	(783)	(212)	(571)
Morgan Stanley Capital Services, Inc.	09/20/15	120	1.00%	Macy's Retail Holdings, Inc., 7.45%, due 07/15/17	4,406	6,170	(1,764)
Morgan Stanley Capital Services, Inc.	09/20/15	200	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1,134	1,719	(585)
Morgan Stanley Capital Services, Inc.	09/20/15	200	1.00%	United Mexican States, 7.50%, due 04/08/33	1,841	1,716	125
Morgan Stanley Capital Services, Inc.	09/20/15	200	1.00%	TJX Cos., Inc., 6.95%, due 04/15/19	(3,437)	(2,730)	(707)
Morgan Stanley Capital Services, Inc.	09/20/15	200	1.00%	Staples, Inc., 7.375%, due 10/01/12	1,549	3,078	(1,529)
Morgan Stanley Capital Services, Inc.	09/20/15	250	1.00%	Lincoln National Corp., 6.20%, due 12/15/11	(4,206)	(4,498)	292
Morgan Stanley Capital Services, Inc.	09/20/15	260	1.00%	Autozone, Inc., 5.50%, due 11/15/13	(3,356)	(2,682)	(674)
Morgan Stanley Capital Services, Inc.	09/20/15	260	1.00%	United Mexican States, 7.50%, due 04/08/33	2,394	4,994	(2,600)
Morgan Stanley Capital Services, Inc.	09/20/15	300	1.00%	Autozone, Inc., 5.50%, due 11/15/13	(4,632)	(3,104)	(1,528)
Morgan Stanley Capital Services, Inc.	09/20/15	550	1.00%	Nordstrom, Inc., 6.95%, due 03/15/28	4,331	8,465	(4,134)
Morgan Stanley Capital Services, Inc.	12/20/15	240	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1,654	1,912	(258)
Morgan Stanley Capital Services, Inc.	12/20/15	350	1.00%	Safeway, 7.25%, due 02/01/31	(533)	(669)	136
Morgan Stanley Capital Services, Inc.	12/20/15	350	1.00%	Safeway, 7.25%, due 02/01/31	(533)	(325)	(208)
Morgan Stanley Capital Services, Inc.	12/20/15	350	1.00%	Safeway, 7.25%, due 02/01/31	(533)	(497)	(36)
Royal Bank of Scotland PLC	12/13/49	100	0.27%	CMBX.NA.A.3.V1	61,247	69,718	(8,471)
Royal Bank of Scotland PLC	03/20/15	400	1.00%	XL Capital Ltd., 5.25%, due 09/15/14	6,496	1,964	4,532
Royal Bank of Scotland PLC	03/20/15	3,000	1.00%	Lincoln National Corp., 6.20%, due 12/15/11	153,950	90,494	63,456
Royal Bank of Scotland PLC	06/20/15	250	5.00%	CDX.EM.13.V.1	(30,983)	(21,686)	(9,297)
Royal Bank of Scotland PLC	06/20/15	250	1.00%	Lincoln National Corp., 6.20%, due 12/15/11	13,873	17,450	(3,577)
Royal Bank of Scotland PLC	06/20/15	250	5.00%	CDX.EM.13.V.1	(30,983)	(23,845)	(7,138)
Royal Bank of Scotland PLC	09/20/15	250	1.00%	XL Capital Ltd., 5.25%, due 09/15/14	5,380	9,445	(4,065)
Royal Bank of Scotland PLC	09/20/15	250	1.00%	XL Capital Ltd., 5.25%, due 09/15/14	5,380	10,174	(4,794)
Royal Bank of Scotland PLC	12/20/15	260	1.00%	XL Capital Ltd., 5.25%, due 09/15/14	6,257	7,261	(1,004)
UBS AG	06/20/13	180	5.00%	FSA Global Funding, Ltd., 6.11%, due 06/29/15	3,851	13,794	(9,943)
UBS AG	06/20/13	420	5.00%	FSA Global Funding, Ltd., 6.11%, due 06/29/15	8,986	7,730	1,256
UBS AG	09/20/13	260	5.00%	MBIA, Inc., 6.625%, due 10/01/28	15,849	27,776	(11,927)
UBS AG	06/20/15	120	5.00%	Beazer Homes USA, 6.50%, due 11/15/13	7,999	10,947	(2,948)
UBS AG	06/20/15	120	5.00%	Beazer Homes USA, 6.50%, due 11/15/13	7,999	10,164	(2,165)
UBS AG	06/20/15	200	1.00%	Sherwin-Williams Co., 7.375%, due 02/01/27	(3,991)	(3,978)	(13)
UBS AG	06/20/15	1,100	0.25%	Bundersrepub. Deutschland, 6.00%, due 06/20/16	6,083	4,454	1,629
UBS AG	09/20/15	120	5.00%	MGIC Investment Corp., 5.375%, due 11/01/15	(2,446)	3,560	(6,006)
UBS AG	09/20/15	120	1.00%	Lowes Co., 5.40%, due 10/15/16	(1,450)	(1,293)	(157)
UBS AG	09/20/15	250	5.00%	American International Group, 6.25%, due 05/01/36	(30,835)	(18,878)	(11,957)
UBS AG	09/20/15	300	1.00%	Eastman Chemical, 7.60%, due 02/01/27	(1,559)	(3,475)	1,916

					$2,075,718	$2,271,058	$(195,340)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2010.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.
Price Lock swap agreements outstanding at September 30, 2010:

		Notional			Upfront
	Termination	Amount#		Fair	Premiums	Unrealized
Counterparty	Date	(000)	Description	Value	Paid (Received)	Depreciation(1)
Deutsche Bank AG	10/28/10	$307	US Treasury Note, 2.625%, due 08/15/20, Price Lock 98.6555	$(7,006)	$—	$(7,006)
Morgan Stanley Capital Services, Inc.	10/25/10	4,664	US Treasury Note, 1.125%, due 12/15/12, Price Lock 101.211	(9,082)	—	(9,082)
Citigroup, Inc.	10/28/10	307	US Treasury Note, 2.625%, due 08/15/20, Price Lock 99.3411	(4,901)	—	(4,901)

				$(20,989)	$—	$(20,989)

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

(1)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$856,458,183	$—	$—
Preferred Stocks	2,877,713	—	—
Rights	33,699	—	—
Asset-Backed Securities	—	8,320,585	—
Bank Loans	—	7,172,745	—
Commerical Mortgage-Backed Securities	—	8,523,217	—
Convertible Bonds	—	15,880,989	—
Corporate Bonds	—	281,603,478	—
Foreign Government Bonds	—	8,590,475	—
Residential Mortgage-Backed Securities	—	144,355,394	—
U.S. Government Mortgage-Backed Obligations	—	71,004,160	—
U.S. Treasury Obligations	—	217,917,526	—
Affiliated Money Market Mutual Fund	276,285,997	—	—
Purchased Options	—	23,882	—
Written Options	—	(298,018)	—
Short Sales — Common Stocks	(91,361,758)	—	—
Short Sales — U.S. Government Mortgage-Backed Obligation	—	(3,870,800)	—
Other Financial Instuments*
Futures	3,629,978	—	—
Foreign Forward Currency Contracts	—	(257,150)	—
Interest Rate Swaps	—	18,179	—
Credit Default Swaps	—	(282,555)	—
Price Lock Swaps	—	(20,989)	—

Total	$1,047,923,812	$758,681,118	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%

COMMON STOCKS

Aerospace & Defense — 4.0%
Boeing Co. (The)	210,000	$13,973,400
Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)	415,700	11,801,723
General Dynamics Corp.	450,000	28,264,500
Lockheed Martin Corp.	408,600	29,125,008
Northrop Grumman Corp.	287,900	17,455,377
United Technologies Corp.	420,000	29,916,600

		130,536,608

Automobiles — 0.4%
Harley-Davidson, Inc.	462,400	13,150,656

Beverages — 0.8%
PepsiCo, Inc.	380,000	25,247,200

Biotechnology — 1.0%
Amgen, Inc.*	600,000	33,066,000

Chemicals — 1.7%
Air Products & Chemicals, Inc.	185,000	15,321,700
Celanese Corp. (Class A Stock)	697,500	22,389,750
PPG Industries, Inc.	239,000	17,399,200

		55,110,650

Commercial Banks — 10.5%
Bank of America Corp.	6,750,854	88,503,696
Fifth Third Bancorp	1,675,000	20,150,250
KeyCorp	2,475,000	19,701,000
Northern Trust Corp.	275,000	13,266,000
PNC Financial Services Group, Inc.	1,137,700	59,058,007
Regions Financial Corp.	1,167,900	8,490,633
U.S. Bancorp	1,465,000	31,673,300
Wells Fargo & Co.	3,900,583	98,021,651

		338,864,537

Commercial Services — 0.7%
MasterCard, Inc. (Class A Stock)	100,000	22,400,000

Commercial Services & Supplies — 0.7%
Waste Management, Inc.(a)	625,000	22,337,500

Computer Services & Software — 0.8%
Accenture PLC (Class A Stock) (Ireland)	300,000	12,747,000
Oracle Corp.	485,000	13,022,250

		25,769,250

Computers — 3.6%
Hewlett-Packard Co.	1,502,500	63,210,175
International Business Machines Corp.	393,700	52,810,918

		116,021,093

Consumer Finance — 0.4%
Capital One Financial Corp.	304,200	12,031,110

Diversified Financial Services — 3.2%
American Express Co.	730,000	30,681,900
Citigroup, Inc.*	7,367,301	28,732,474
Goldman Sachs Group, Inc. (The)	295,000	42,651,100

		102,065,474

Diversified Manufacturing — 1.2%
General Electric Co.	2,400,000	39,000,000

Electric — 0.8%
Public Service Enterprise Group, Inc.	805,000	26,629,400

Electric Utilities — 3.9%
American Electric Power Co., Inc.	985,000	35,686,550
Edison International	324,200	11,149,238
Exelon Corp.	922,700	39,288,566
NextEra Energy, Inc.(a)	270,650	14,720,653
PG&E Corp.	565,000	25,662,300

		126,507,307

Electronic Equipment & Instruments — 0.7%
Tyco Electronics Ltd. (Switzerland)	765,325	22,362,797

Electronics — 0.5%
Thermo Fisher Scientific, Inc.*	300,000	14,364,000

Entertainment & Leisure — 0.5%
Carnival Corp. (Panama)	450,000	17,194,500

Financial Services — 3.1%
JPMorgan Chase & Co.	2,663,900	101,414,673

Food — 2.8%
Kellogg Co.(a)	420,000	21,214,200
Kraft Foods, Inc. (Class A Stock)	630,000	19,441,800
Nestle SA (Switzerland)	800,000	42,619,447
Nestle SA, ADR (Switzerland)	110,000	5,877,300

		89,152,747

Food & Staples Retailing — 2.5%
Safeway, Inc.	640,400	13,550,864
Wal-Mart Stores, Inc.	1,268,600	67,895,472

		81,446,336

Gas Utilities — 0.9%
Sempra Energy	527,500	28,379,500

Healthcare Products — 2.8%
Covidien PLC (Ireland)	555,000	22,305,450
Johnson & Johnson	1,098,100	68,038,276

		90,343,726

Healthcare Providers & Services — 0.5%
UnitedHealth Group, Inc.	500,000	17,555,000

Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	695,000	51,784,450

Household Durables — 0.2%
Fortune Brands, Inc.	106,600	5,247,918

Household Products/ Wares — 0.9%
Kimberly-Clark Corp.	425,000	27,646,250

Industrial Conglomerates — 0.9%
Tyco International Ltd. (Switzerland)(a)	812,925	29,858,735

Insurance — 6.5%
Aflac, Inc.(a)	750,000	38,782,500
Allstate Corp. (The)	814,500	25,697,475
Genworth Financial, Inc. (Class A Stock)*	1,221,700	14,929,174
Lincoln National Corp.	1,350,000	32,292,000
MetLife, Inc.	1,445,614	55,583,858
Travelers Cos., Inc. (The)	339,100	17,667,110
Unum Group	217,350	4,814,303
XL Group PLC (Ireland)	933,100	20,210,946

		209,977,366

Iron/Steel — 0.5%
United States Steel Corp.(a)	375,000	16,440,000

Machinery — 1.4%
Cummins, Inc.	81,800	7,409,444
PACCAR, Inc.(a)	795,100	38,284,065

		45,693,509

Machinery — Construction & Mining — 0.5%
Caterpillar, Inc.(a)	210,000	16,522,800

Media — 1.7%
Comcast Corp. (Special Class A Stock)	1,420,800	24,167,808
Time Warner Cable, Inc.	300,000	16,197,000
Walt Disney Co. (The)	485,000	16,058,350

		56,423,158

Metals & Mining — 3.0%
BHP Billiton Ltd., ADR (Australia)(a)	380,000	29,001,600
Freeport-McMoRan Copper & Gold, Inc.(a)	350,000	29,886,500
Peabody Energy Corp.(a)	795,000	38,962,950

		97,851,050

Multi-Line Retail — 1.0%
J.C. Penney Co., Inc.(a)	1,203,700	32,716,566

Oil, Gas & Consumable Fuels — 9.9%
Apache Corp. (Class A Stock)(a)	485,000	47,413,600
ConocoPhillips	1,621,200	93,105,516
Exxon Mobil Corp.	690,000	42,635,100
Hess Corp.	700,000	41,384,000
Occidental Petroleum Corp.	667,500	52,265,250
Royal Dutch Shell PLC, ADR (United Kingdom)(a)	758,200	44,574,578

		321,378,044

Pharmaceuticals — 6.4%
Abbott Laboratories	845,000	44,142,800
Eli Lilly & Co.	759,000	27,726,270
Merck & Co., Inc.	1,335,000	49,141,350
Pfizer, Inc.	4,931,500	84,673,855

		205,684,275

Real Estate Investment Trusts — 2.0%
AvalonBay Communities, Inc.(a)	275,000	28,580,750
Boston Properties, Inc.(a)	180,000	14,961,600
Vornado Realty Trust(a)	250,000	21,382,500

		64,924,850

Retail & Merchandising — 3.4%
Best Buy Co., Inc.	495,000	20,210,850
CVS Caremark Corp.	1,213,300	38,182,551
Target Corp.	460,000	24,582,400
TJX Cos., Inc. (The)	625,000	27,893,750

		110,869,551

Semiconductors & Semiconductor Equipment — 0.4%
Intel Corp.	630,000	12,114,900

Software — 2.6%
CA, Inc.	1,901,519	40,160,081
Microsoft Corp.	1,849,050	45,283,235

		85,443,316

Specialty Retail — 1.8%
Gap, Inc. (The)	1,072,100	19,983,944
Home Depot, Inc. (The)	543,825	17,228,376
Limited Brands, Inc.	184,700	4,946,266
Staples, Inc.	725,000	15,167,000

		57,325,586

Telecommunications — 3.2%
AT&T, Inc.	950,000	27,170,000
Cisco Systems, Inc.*	485,000	10,621,500
Rogers Communications, Inc. (Class B Stock) (Canada)(a)	765,000	28,633,950
Telefonaktiebolaget L.M. Ericsson, ADR (Sweden)(a)	1,025,000	11,244,250
Verizon Communications, Inc.	825,000	26,886,750

		104,556,450

Textiles, Apparel & Luxury Goods — 0.1%
Jones Apparel Group, Inc.	236,000	4,635,040

Tobacco — 0.6%
Philip Morris International, Inc.	348,550	19,525,771

Transportation — 1.1%
Union Pacific Corp.	450,000	36,810,000

Wireless Telecommunication Services — 0.9%
Vodafone Group PLC, ADR (United Kingdom)(a)	1,113,800	27,633,378

TOTAL LONG-TERM INVESTMENTS (cost $2,898,627,141)		3,192,013,027

SHORT-TERM INVESTMENT — 7.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $249,364,967; includes $203,098,639 of cash collateral for securities on loan)(b)(w)	249,364,967	249,364,967

TOTAL INVESTMENTS — 106.3% (cost $3,147,992,108)		3,441,377,994

Liabilities in excess of other assets — (6.3)%		(202,453,730)

NET ASSETS — 100.0%		$3,238,924,264

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $196,924,167; cash collateral of $203,098,639 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$3,192,013,027	$—	$—
Affiliated Money Market Mutual Fund	249,364,967	—	—

Total	$3,441,377,994	$—	$—

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 92.8%

BANK LOANS(c)(g) — 1.3%

Automotive — 0.2%
Ford Motor Co.	Ba1	3.03%		12/15/13	$918	$899,400

Financial — Brokerage — 0.7%
Nuveen Investments, Inc.	Caa2	3.37%		11/13/14	2,277	2,041,969
Nuveen Investments, Inc.	B2	12.50%		07/31/15	750	809,531

						2,851,500

Medical Supplies & Equipment — 0.2%
HCA, Inc., Term A	Ba3	1.79%		11/16/12	641	618,192

Textile & Apparel — 0.2%
Michael’s Stores	B2	2.63%		10/31/13	402	388,022
Michael’s Stores	B2	4.88%		07/31/16	541	529,938

						917,960

TOTAL BANK LOANS (cost $4,985,439)						5,287,052

CONVERTIBLE BONDS — 8.5%

Automotive — 0.2%
Ford Motor Co., Sr. Unsec’d. Notes	Ba3	4.25%		11/15/16	600	898,500

Beverages — 0.1%
Central European Distribution Corp., Sr. Unsec’d. Notes	B-(d)	3.00%		03/15/13	500	452,500

Biotechnology — 0.6%
Human Genome Sciences, Inc., Sub. Notes	NR	2.25%		10/15/11	600	1,199,250
Vertex Pharmaceuticals, Inc., Sr. Sub. Notes	NR	3.35%		10/01/15	1,000	993,750

						2,193,000

Cable Television — 0.2%
General Cable Corp., Sub. Notes (4.50% until 11/15/19)	B2	2.25	%(e)	11/15/29	750	752,812

Computer Services & Software — 0.7%
Informatica Corp., Sr. Unsec’d. Notes	NR	3.00%		03/15/26	750	1,446,562
Nuance Communications, Inc., Sr. Unsec’d. Notes	B-(d)	2.75%		08/15/27	1,135	1,232,894

						2,679,456

Computers & Peripherals — 0.1%
SanDisk Corp., Sr. Unsec’d. Notes	BB-(d)	1.50%		08/15/17	250	231,563

Consumer Discretionary — 0.2%
United Continental Holdings, Gtd. Notes	CCC+(d)	4.50%		06/30/21	975	978,900

Containers & Packaging — 0.2%
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	Ba3	3.00%		06/01/15	850	833,000

Electronic Components & Equipment — 0.4%
Itron, Inc., Sr. Sub. Notes	B-(d)	2.50%		08/01/26	1,500	1,681,875

Energy — 0.2%
Evergreen Solar, Inc., Sr. Unsec’d. Notes	NR	4.00%		07/15/13	550	206,938
Quicksilver Resources, Inc., Jr. Sub. Notes	B-(d)	1.875%		11/01/24	500	526,875

						733,813

Integrated Energy — 0.2%
SunPower Corp., Sr. Unsec’d. Notes	NR	4.75%		04/15/14	650	595,563

Medical Supplies & Equipment — 0.4%
Medtronic, Inc., Sr. Unsec’d. Notes	A1	1.625%		04/15/13	525	524,344
Nuvasive, Inc., Sr. Unsec’d. Notes	NR	2.25%		03/15/13	800	853,000

						1,377,344

Metals & Mining — 0.6%
Newmont Mining Corp., Gtd. Notes	BBB+(d)	1.25%		07/15/14	1,350	1,965,937

Patriot Coal Corp., Sr. Unsec’d. Notes	NR	3.25%	05/31/13	350	314,125

					2,280,062

Metals/Mining Excluding Steel — 0.5%
Placer Dome, Inc., Sr. Unsec’d. Notes (Canada)	Baa1	2.75%	10/15/23	1,000	1,890,000

Oil Field Equipment & Services — 0.2%
Exterran Energy Corp., Gtd. Notes	B1	4.75%	01/15/14	1,000	960,000

Pharmaceuticals — 1.3%
BioMarin Pharmaceutical, Inc., Sr. Sub. Notes	B-(d)	2.50%	03/29/13	1,000	1,456,250
Gilead Sciences, Inc., Sr. Unsec’d. Notes	NR	0.625%	05/01/13	1,600	1,758,000
Salix Pharmaceuticals Ltd., Sr. Unsec’d. Notes	NR	2.75%	05/15/15	175	199,719
Teva Pharmaceutical Finance Co. BV, Gtd. Notes (Netherlands)	A3	1.75%	02/01/26	1,550	1,809,625

					5,223,594

Real Estate Investment Trusts — 0.2%
ProLogis, Sr. Unsec’d. Notes	BBB-(d)	3.25%	03/15/15	650	637,000

Software Services — 0.6%
EMC Corp., Sr. Unsec’d. Notes	A-(d)	1.75%	12/01/11	1,250	1,640,625
Salesforce.com, Inc., Sr. Unsec’d. Notes, 144A	NR	0.75%	01/15/15	225	322,031
Symantec Corp., Sr. Unsec’d. Notes	BBB(d)	0.75%	06/15/11	500	510,000

					2,472,656

Support Services — 0.2%
CRA International, Inc., Sr. Sub. Notes	NR	2.875%	06/15/34	750	747,187

Technology Services — 0.3%
Concur Technologies, Inc., Sr. Unsec’d. Notes, 144A	NR	2.50%	04/15/15	1,025	1,171,062

Telecommunications — 1.1%
SBA Communications Corp., Sr. Unsec’d. Notes	NR	4.00%	10/01/14	2,000	2,932,500
Virgin Media Finance PLC, Gtd. Notes (United Kingdom)	Ba3	8.375%	10/15/19	750	823,125
Virgin Media Finance PLC, Gtd. Notes (United Kingdom)	Ba3	9.50%	08/15/16	600	678,000

					4,433,625

TOTAL CONVERTIBLE BONDS (cost $29,323,688)					33,223,512

CORPORATE OBLIGATIONS — 77.3%

Advertising — 0.1%
Lamar Media Corp., Gtd. Notes	B1	7.875%	04/15/18	275	288,750

Aerospace & Defense — 0.7%
Alliant Techsystems, Inc., Gtd. Notes	Ba3	6.875%	09/15/20	200	203,250
Moog, Inc., Sr. Sub. Notes	Ba3	6.25%	01/15/15	1,575	1,575,000
Spirit Aerosystems, Inc., Gtd. Notes	B1	7.50%	10/01/17	400	413,000
Triumph Group, Inc., Gtd. Notes	B1	8.00%	11/15/17	539	552,475

					2,743,725

Airlines — 0.6%
Delta Air Lines, Inc., Sr. Sec’d. Notes, 144A	Ba2	9.50%	09/15/14	225	244,125
UAL 2007-1 Pass-Through Trust, Pass-Through Certificates	Baa2	6.636%	07/02/22	348	346,669
United Air Lines, Inc., Sec’d. Notes, 144A	B3	12.00%	11/01/13	525	580,125
United Air Lines, Inc., Sr. Sec’d. Notes, 144A	Ba3	9.875%	08/01/13	1,250	1,356,250

					2,527,169

Auto Loans — 0.3%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	8.00%	06/01/14	1,000	1,093,522

Auto Parts & Related — 0.1%
BorgWarner, Inc., Sr. Unsec’d. Notes	Ba1	4.625%	09/15/20	250	253,881

Automobile Manufacturers — 0.5%
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(a)	B2	8.50%	05/01/18	750	778,125
Navistar International Corp., Gtd. Notes	B1	8.25%	11/01/21	825	880,687

Oshkosh Corp., Gtd. Notes	B2	8.50%		03/01/20	375	405,938

						2,064,750

Automotive — 0.3%
Ford Motor Co., Sr. Unsec’d. Notes(a)	Ba3	7.45%		07/16/31	1,000	1,042,500

Automotive Parts & Equipment — 1.5%
Goodyear Tire & Rubber Co. (The), Sr. Unsec’d. Notes(a)	B1	10.50%		05/15/16	925	1,047,562
Stanadyne Corp., Sr. Sub. Notes	Caa1	10.00%		08/15/14	950	897,750
Tenneco, Inc., Gtd. Notes	Caa1	8.625%		11/15/14	1,000	1,025,000
Tenneco, Inc., Sr. Notes, 144A	B2	7.75%		08/15/18	125	128,125
TRW Automotive, Inc., Gtd. Notes, 144A	B2	7.25%		03/15/17	2,000	2,125,000
TRW Automotive, Inc., Gtd. Notes, 144A	B2	8.875%		12/01/17	675	739,125

						5,962,562

Banking — 2.7%
Ally Financial, Inc., Gtd. Notes	B3	6.75%		12/01/14	1,000	1,041,875
Ally Financial, Inc., Gtd. Notes, 144A	B3	8.30%		02/12/15	1,000	1,090,000
CIT Group, Inc., Sr. Sec’d. Notes	B3	7.00%		05/01/16	3,500	3,447,500
Fifth Third Capital Trust IV, Ltd. Gtd. Notes	Baa3	6.50	%(c)	04/15/37	1,250	1,192,187
MU Finance PLC, Sr. Sec’d. Notes, 144A (United Kingdom)	NR	8.375%		02/01/17	1,150	1,121,250
Provident Funding Associates, Sr. Sec’d. Notes, 144A	Ba3	10.25%		04/15/17	800	824,000
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes (United Kingdom)	A1	6.40%		10/21/19	400	433,762
Zions Bancorporation, Sr. Unsec’d. Notes	BBB-(d)	7.75%		09/23/14	1,450	1,536,416

						10,686,990

Building & Construction — 0.4%
KB Home, Gtd. Notes	B1	9.10%		09/15/17	750	774,375
Lennar Corp., Gtd. Notes	B3	12.25%		06/01/17	800	943,000

						1,717,375

Building Materials — 0.9%
Belden, Inc., Gtd. Notes	Ba2	7.00%		03/15/17	1,500	1,503,750
Belden, Inc., Gtd. Notes, 144A	Ba2	9.25%		06/15/19	250	270,000
Building Materials Corp. of America, Gtd. Notes, 144A	B1	7.50%		03/15/20	500	502,500
Masco Corp., Sr. Unsec’d. Notes	Ba2	7.125%		03/15/20	750	768,314
Owens Corning, Gtd. Notes	Ba1	9.00%		06/15/19	450	532,305

						3,576,869

Cable Television — 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp., Gtd. Notes, 144A(a)	B2	8.125%		04/30/20	1,200	1,272,000

Chemicals — 2.2%
Celanese US Holdings LLC, Gtd. Notes, 144A	Ba3	6.625%		10/15/18	175	178,937
CF Industries, Inc., Gtd. Notes	B1	7.125%		05/01/20	125	136,719
Chemtura Corp., Gtd. Notes, 144A	B1	7.875%		09/01/18	500	522,500
Huntsman International LLC, Gtd. Notes(a)	B3	8.625%		03/15/20	1,200	1,242,000
Ineos Finance PLC, Sr. Sec’d. Notes, 144A (United Kingdom)	B2	9.00%		05/15/15	200	208,750
Ineos Group Holdings PLC, Gtd. Notes, 144A (United Kingdom)(a)	Caa3	8.50%		02/15/16	1,625	1,375,156
Mosaic Global Holdings, Inc., Sr. Unsec’d. Notes	Baa2	7.30%		01/15/28	1,800	2,094,750
Nalco Co., Sr. Notes(a)	Ba2	8.25%		05/15/17	1,250	1,381,250
Phibro Animal Health Corp., Gtd. Notes, 144A	B3	9.25%		07/01/18	250	258,750
Rockwood Specialties Group, Inc., Gtd. Notes	B3	7.50%		11/15/14	1,250	1,284,375

						8,683,187

Commercial Services — 1.0%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., Gtd. Notes	B3	9.625%		03/15/18	550	581,625
FTI Consulting, Inc., Gtd. Notes, 144A	Ba2	6.75%		10/01/20	500	505,000
Geo Group, Inc., (The), Gtd. Notes, 144A	B1	7.75%		10/15/17	250	262,500
Hertz Corp. (The), Gtd. Notes, 144A	B2	7.50%		10/15/18	1,225	1,225,000
Live Nation Entertainment, Inc., Sr. Unsec’d. Notes, 144A	B1	8.125%		05/15/18	1,000	1,010,000

PHH Corp., Sr. Unsec’d. Notes, 144A	Ba2	9.25%	03/01/16	250	260,000

					3,844,125

Computer Services & Software — 0.7%
Brocade Communications Systems, Inc., Sr. Sec’d. Notes	Ba2	6.625%	01/15/18	1,000	1,040,000
Brocade Communications Systems, Inc., Sr. Sec’d. Notes	Ba2	6.875%	01/15/20	965	1,013,250
Serena Software, Inc., Gtd. Notes	Caa1	10.375%	03/15/16	500	512,500

					2,565,750

Computers & Peripherals — 0.2%
Seagate HDD Cayman, Gtd. Notes, 144A (Cayman Islands)(a)	Ba1	6.875%	05/01/20	850	830,875

Consumer Discretionary — 0.1%
INVISTA, Gtd. Notes, 144A	Ba3	9.25%	05/01/12	433	438,413

Consumer Products & Services — 0.9%
Elizabeth Arden, Inc., Gtd. Notes	B1	7.75%	01/15/14	1,500	1,509,375
Suburban Propane Partners LP / Suburban Energy Finance Corp., Sr. Unsec’d. Notes(a)	Ba3	7.375%	03/15/20	350	371,875
Whirlpool Corp., Unsec’d. Notes	Baa3	8.60%	05/01/14	1,250	1,488,351

					3,369,601

Containers & Packaging — 0.5%
Ardagh Packaging Finance PLC, Gtd. Notes, 144A (Ireland)	B3	9.125%	10/15/20	425	425,000
Ardagh Packaging Finance PLC, Sr. Sec’d. Notes, 144A (Ireland)	Ba3	7.375%	10/15/17	425	425,000
Sealed Air Corp., Sr. Notes	Baa3	7.875%	06/15/17	1,000	1,083,379

					1,933,379

Diversified Capital Goods — 0.9%
Actuant Corp., Gtd. Notes	Ba2	6.875%	06/15/17	1,355	1,382,100
Mueller Water Products, Inc., Gtd. Notes	B3	7.375%	06/01/17	1,450	1,279,625
Park-Ohio Industries, Inc., Gtd. Notes	Caa1	8.375%	11/15/14	451	439,725
Sensus Metering Systems, Inc., Gtd. Notes	B3	8.625%	12/15/13	500	505,000

					3,606,450

Diversified Operations — 0.2%
Brambles USA, Inc., Gtd. Notes, 144A	Baa1	5.35%	04/01/20	800	857,151

Electric — Generation — 0.6%
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(a)	Caa2	8.375%	05/01/16	2,000	1,560,000
RRI Energy, Inc., Sr. Sec’d. Notes	B1	6.75%	12/15/14	652	666,670

					2,226,670

Electric — Integrated — 0.8%
Duquesne Light Holdings, Inc., Sr. Unsec’d. Notes, 144A	Ba1	6.40%	09/15/20	725	737,385
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	9.125%	05/01/31	1,150	1,089,625
PSEG Power LLC, Gtd. Notes	Baa1	5.32%	09/15/16	1,237	1,384,518

					3,211,528

Electronic Components — 0.5%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes, 144A(a)	Ba3	7.75%	08/01/20	1,550	1,600,375
Stoneridge, Inc., Sr. Sec’d. Notes, 144A	B3	9.50%	10/15/17	350	358,750

					1,959,125

Electronic Components & Equipment — 1.7%
AES Corp. (The), Sr. Unsec’d. Notes(a)	B1	8.00%	10/15/17	1,500	1,620,000
Agilent Technologies, Inc., Sr. Unsec’d. Notes	BBB-(d)	5.50%	09/14/15	700	786,990
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	B2	9.25%	04/15/18	450	465,750
Freescale Semiconductor, Inc., Sr. Unsec’d. Notes, 144A	Caa2	10.75%	08/01/20	1,000	1,002,500
KLA-Tencor Corp., Sr. Unsec’d. Notes	Baa1	6.90%	05/01/18	875	1,003,705
NXP BV / NXP Funding LLC, Gtd. Notes (Netherlands)(a)	Caa3	9.50%	10/15/15	500	512,500

Texas Competitive Electric Holdings Co. LLC, Gtd. Notes(a)	Caa3	10.25%	11/01/15	2,175	1,424,625

					6,816,070

Energy — 0.4%
Quicksilver Resources, Inc., Gtd. Notes	B3	7.125%	04/01/16	575	567,813
Quicksilver Resources, Inc., Gtd. Notes	B2	8.25%	08/01/15	1,050	1,107,750

					1,675,563

Energy — Exploration & Production — 3.0%
Cimarex Energy Co., Gtd. Notes	Ba3	7.125%	05/01/17	2,000	2,100,000
Forest Oil Corp., Gtd. Notes	B1	7.25%	06/15/19	2,330	2,382,425
Forest Oil Corp., Gtd. Notes	B1	8.50%	02/15/14	500	546,250
Kerr-McGee Corp., Gtd. Notes	Ba1	6.95%	07/01/24	2,550	2,781,718
QEP Market Resources, Inc., Sr. Unsec’d. Notes	Ba1	6.875%	03/01/21	500	541,250
Questar Market Resources, Inc., Sr. Unsec’d. Notes	Ba1	6.80%	03/01/20	400	416,591
Range Resources Corp., Gtd. Notes	Ba3	7.25%	05/01/18	400	420,000
Range Resources Corp., Gtd. Notes	Ba3	8.00%	05/15/19	825	901,313
Ras Laffan Liquefied Natural Gas Co. Ltd. III., Sr. Sec’d. Notes, 144A (Qatar)	Aa2	5.50%	09/30/14	650	712,490
SEACOR Holdings, Inc., Sr. Unsec’d. Notes	Ba1	7.375%	10/01/19	1,050	1,145,010

					11,947,047

Entertainment & Leisure — 1.1%
Cinemark USA, Inc., Gtd. Notes	B3	8.625%	06/15/19	175	186,375
Regal Entertainment Group, Gtd. Notes	B3	9.125%	08/15/18	150	157,313
Speedway Motorsports, Inc., Gtd. Notes	Ba1	8.75%	06/01/16	1,375	1,485,000
Universal City Development Partners Ltd. / University City Development Partners Finance, Inc., Gtd. Notes	B3	8.875%	11/15/15	500	515,625
Universal City Development Partners Ltd. / University City Development Partners Finance, Inc., Gtd. Notes	B3	10.875%	11/15/16	375	405,937
WMG Acquisition Corp., Sr. Sec’d. Notes	Ba2	9.50%	06/15/16	1,500	1,605,000

					4,355,250

Environmental — 0.2%
Clean Harbors, Inc., Sr. Sec’d. Notes	Ba2	7.625%	08/15/16	630	655,200

Farming & Agriculture — 0.1%
Bunge NA Finance LP, Gtd. Notes	Baa2	5.90%	04/01/17	225	243,729

Financial — Brokerage — 0.3%
Nuveen Investments, Inc., Gtd. Notes(a)	Caa3	10.50%	11/15/15	1,250	1,242,188

Financial Services — 3.3%
Alta Wind Holdings LLC, Pass-Through Certificates, 144A	BBB-(d)	7.00%	06/30/35	450	476,226
American Express Credit Corp., Sr. Unsec’d. Notes	A2	2.75%	09/15/15	350	352,195
American General Finance Corp., Sr. Unsec’d. Notes, MTN	B3	6.90%	12/15/17	900	751,500
Cantor Fitzgerald LP, Bonds, 144A	Baa3	7.875%	10/15/19	400	419,932
Capital One Capital VI, Ltd. Gtd. Notes	Baa3	8.875%	05/15/40	1,500	1,575,000
CEDC Finance Corp. International, Inc., Sr. Sec’d. Notes, 144A	B1	9.125%	12/01/16	1,000	1,075,000
Cemex Finance LLC, Sr. Sec’d. Notes, 144A	B(d)	9.50%	12/14/16	250	251,574
FMR LLC, Sr. Unsec’d. Notes, 144A(a)	A2	5.35%	11/15/21	800	847,312
Hyundai Capital America, Gtd. Notes, 144A	Baa2	3.75%	04/06/16	175	175,826
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	7.125%	09/01/18	300	323,250
International Lease Finance Corp., Sr. Unsec’d. Notes, 144A(a)	B1	8.625%	09/15/15	600	642,000
International Lease Finance Corp., Sr. Unsec’d. Notes, 144A	B1	8.75%	03/15/17	1,250	1,340,625
KKR Group Finance Co., Gtd. Notes, 144A	A-(d)	6.375%	09/29/20	525	536,180
Lazard Group LLC, Sr. Unsec’d. Notes	Ba2	7.125%	05/15/15	700	763,653
Lyondell Chemical Co., Sr. Sec’d. Notes, 144A	Ba3	8.00%	11/01/17	1,000	1,092,500
Pinafore LLC / Pinafore, Inc., Sr. Sec’d. Notes, 144A	B1	9.00%	10/01/18	175	183,750
Raymond James Financial, Inc., Sr. Unsec’d. Notes	Baa2	8.60%	08/15/19	1,000	1,198,142
Regions Financial Corp., Sr. Unsec’d. Notes	Baa3	7.75%	11/10/14	325	352,047
SVB Financial Group, Sr. Unsec’d. Notes	A3	5.375%	09/15/20	425	431,701
Washington Mutual Bank, Sub. Notes(i)	NR	6.875%	06/15/11	1,350	2,700

ZFS Finance USA Trust, Jr. Sub. Notes, 144A	Baa1	6.50	%(c)	05/09/37	157	146,010

						12,937,123

Food & Drug Retailers — 1.1%
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%		05/15/17	2,100	2,262,750
Rite Aid Corp., Gtd. Notes	Caa3	9.375%		12/15/15	250	215,625
Rite Aid Corp., Sr. Sec’d. Notes(a)	Caa2	10.25%		10/15/19	650	676,812
Wendy’s / Arby’s Restaurants LLC, Gtd. Notes	B3	10.00%		07/15/16	1,200	1,276,500

						4,431,687

Food — Wholesale — 1.4%
Bumble Bee Foods LLC, Sr. Sec’d. Notes	B2	7.75%		12/15/15	1,260	1,348,200
Corn Products International, Inc., Sr. Unsec’d. Notes	Baa2	4.625%		11/01/20	225	230,166
Del Monte Corp., Gtd. Notes	Ba3	7.50%		10/15/19	350	377,563
Dole Food Co., Inc., Gtd. Notes(a)	B3	8.75%		07/15/13	1,875	1,992,187
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., Gtd. Notes	Caa1	10.625%		04/01/17	300	319,125
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., Gtd. Notes, 144A	B3	8.25%		09/01/17	500	506,250
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., Sr. Unsec’d. Notes, 144A	B3	9.25%		04/01/15	450	468,000
Woolworths Ltd., Sr. Unsec’d. Notes, 144A (Australia)	A3	2.55%		09/22/15	175	177,147

						5,418,638

Forestry/Paper — 1.2%
Cascades, Inc., Gtd. Notes (Canada)	Ba3	7.875%		01/15/20	250	261,250
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba2	8.25%		05/01/16	1,500	1,666,875
Graphic Packaging International Corp., Gtd. Notes	B3	9.50%		08/15/13	1,161	1,185,671
Smurfit Kappa Funding PLC, Sr. Sub. Notes (Ireland)(a)	B2	7.75%		04/01/15	1,500	1,515,000

						4,628,796

Gaming — 2.6%
Boyd Gaming Corp., Sr. Sub. Notes(a)	Caa1	7.125%		02/01/16	1,075	898,969
Downstream Development Authority of The Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A	Caa1	12.00%		10/15/15	600	573,750
Isle of Capri Casinos, Inc., Gtd. Notes(a)	Caa1	7.00%		03/01/14	675	610,875
Mattel, Inc., Sr. Unsec’d. Notes	Baa2	4.35%		10/01/20	125	126,311
MGM Mirage, Inc., Gtd. Notes	Caa1	6.75%		04/01/13	800	743,000
MGM Resorts International, Sr. Sec’d. Notes, 144A	B1	9.00%		03/15/20	250	263,125
Midwest Gaming Borrower LLC / Midwest Finance Corp., Sr. Sec’d. Notes, 144A	Caa1	11.625%		04/15/16	400	408,000
Mohegan Tribal Gaming Authority, Sr. Sec’d. Notes, 144A(a)	B1	11.50%		11/01/17	1,000	895,000
River Rock Entertainment Authority, Sr. Sec’d. Notes(a)	B2	9.75%		11/01/11	2,255	2,035,137
Scientific Games International, Inc., Gtd. Notes	B1	9.25%		06/15/19	850	903,125
Seneca Gaming Corp., Sr. Unsec’d. Notes	B1	7.25%		05/01/12	1,500	1,477,500
Snoqualmie Entertainment Authority, Sr. Sec’d. Notes, 144A	Caa3	9.125%		02/01/15	1,650	1,452,000
Station Casinos, Inc., Sr. Sub. Notes(i)	NR	6.50%		02/01/14	1,000	100

						10,386,892

Gas Distribution — 2.8%
El Paso Corp., Sr. Unsec’d. Notes(a)	Ba3	7.25%		06/01/18	2,000	2,155,636
El Paso Corp., Sr. Unsec’d. Notes	Ba3	8.25%		02/15/16	675	750,937
El Paso Natural Gas Co., Sr. Unsec’d. Notes	Baa3	5.95%		04/15/17	1,250	1,376,219
Ferrellgas Escrow LLC / Ferrellgas Finance Escrow Corp., Sr. Unsec’d. Notes(a)	Ba3	6.75%		05/01/14	1,350	1,373,625
Ferrellgas Partners LP, Sr. Unsec’d. Notes	B2	8.625%		06/15/20	550	589,875
Inergy LP/Inergy Finance Corp., Gtd. Notes	Ba3	8.25%		03/01/16	1,976	2,074,800
Northwest Pipeline Corp., Sr. Unsec’d. Notes	Baa2	6.05%		06/15/18	175	205,289
Williams Cos., Inc., (The), Sr. Unsec’d. Notes	Baa3	7.875%		09/01/21	1,111	1,348,981
Williams Partners LP / Williams Partners Finance Co., Sr. Unsec’d. Notes	Baa3	7.25%		02/01/17	1,000	1,191,152

						11,066,514

Health Services — 2.0%
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba2	6.125%		12/15/14	1,250	1,275,000
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba2	8.00%		09/15/16	500	542,500
Hanger Orthopedic Group, Inc., Gtd. Notes	B3	10.25%		06/01/14	400	420,000
UHS Escrow Corp., Sr. Notes, 144A	B1	7.00%		10/01/18	125	129,063

United Surgical Partners International, Inc., Gtd. Notes	Caa1	8.875%		05/01/17	2,250	2,300,625
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc., Gtd. Notes	B3	8.00%		02/01/18	1,600	1,624,000
VWR Funding, Inc., Gtd. Notes, PIK	Caa1	10.25%		07/15/15	1,584	1,643,789

						7,934,977

Healthcare Products — 0.4%
Bausch & Lomb, Inc., Sr. Unsec’d. Notes(a)	Caa1	9.875%		11/01/15	1,500	1,595,625

Healthcare Services — 1.7%
Biomet, Inc., Gtd. Notes	B3	10.00%		10/15/17	750	827,812
Capella Healthcare, Inc., Gtd. Notes, 144A(a)	B3	9.25%		07/01/17	1,000	1,070,000
Healthsouth Corp., Gtd. Notes	B2	8.125%		02/15/20	1,300	1,352,000
National Mentor Holdings, Inc., Gtd. Notes	Caa1	11.25%		07/01/14	750	763,125
Select Medical Corp., Gtd. Notes	B3	7.625%		02/01/15	750	732,188
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125%		04/15/15	1,750	1,855,000

						6,600,125

Holding Companies — Diversified — 0.5%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, Gtd. Notes, 144A	Caa1	8.50%		05/15/18	625	610,938
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A(a)	B1	7.75%		10/15/16	1,300	1,322,750

						1,933,688

Hotels — 1.5%
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes, 144A	Ca	12.75%		04/15/18	800	746,000
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	Baa2	5.75%		08/15/15	1,000	1,078,393
Marina District Finance Co., Inc., Sr. Sec’d. Notes, 144A(a)	B2	9.875%		08/15/18	1,125	1,085,625
MCE Finance Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands)(a)	B1	10.25%		05/15/18	550	611,875
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.75%		05/15/18	975	1,048,125
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Ba1	5.75%		02/01/18	150	150,475
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., First Mortgage	Ba2	7.875%		11/01/17	1,000	1,072,500

						5,792,993

Insurance — 1.9%
AXA SA, Jr. Sub. Notes, 144A (France)	Baa1	6.379	%(c)	12/14/36	525	455,437
Fidelity National Financial, Inc., Sr. Unsec’d. Notes	Baa3	6.60%		05/15/17	850	877,112
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa3	10.75	%(c)	06/15/58	2,500	2,950,000
MetLife Capital Trust X, Jr. Sub. Notes, 144A	Baa2	9.25	%(c)	04/08/38	1,625	1,917,500
USI Holdings Corp., Gtd. Notes, 144A	B3	4.251	%(c)	11/15/14	1,375	1,170,469

						7,370,518

Internet Services — 0.2%
Equinix, Inc., Sr. Unsec’d. Notes	Ba2	8.125%		03/01/18	750	800,625

Leisure — 0.2%
Gaylord Entertainment Co., Gtd. Notes(a)	Caa2	6.75%		11/15/14	650	637,000

Machinery — 1.1%
Baldor Electric Co., Gtd. Notes	B3	8.625%		02/15/17	3,000	3,210,000
Manitowoc Co., Inc. (The), Gtd. Notes(a)	Caa1	9.50%		02/15/18	1,000	1,045,000

						4,255,000

Manufacturing — 0.9%
Amsted Industries, Inc., Sr. Notes, 144A	B1	8.125%		03/15/18	800	833,000
RBS Global, Inc. / Rexnord LLC, Gtd. Notes(a)	Caa1	8.50%		05/01/18	1,750	1,778,438
SPX Corp., Gtd. Notes, 144A	Ba1	6.875%		09/01/17	1,000	1,060,000

						3,671,438

Media — 0.6%
Entravision Communications Corp., Sr. Sec’d. Notes, 144A	B1	8.75%		08/01/17	175	178,500
Gray Television, Inc., Sr. Sec’d. Notes	Caa2	10.50%		06/29/15	450	449,438
LIN Television Corp., Gtd. Notes, 144A	Ba3	8.375%		04/15/18	450	475,312
ProQuest LLC / ProQuest Notes Co., Gtd. Notes, 144A	B3	9.00%		10/15/18	800	812,000

Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.25%		11/01/17	250	268,125

						2,183,375

Media — Broadcasting — 0.6%
Discovery Communications LLC, Gtd. Notes(a)	Baa2	5.625%		08/15/19	550	619,600
Fox Acquisition Sub., LLC, Sr. Notes, 144A	Caa3	13.375%		07/15/16	300	309,000
Salem Communications Corp., Sr. Sec’d. Notes	B2	9.625%		12/15/16	471	500,437
Univision Communications, Inc., Gtd. Notes, PIK, 144A(a)	Caa2	9.75%		03/15/15	1,053	1,007,769

						2,436,806

Media — Cable — 0.9%
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%		02/01/16	1,000	1,051,250
Mediacom Broadband LLC, Sr. Unsec’d. Notes(a)	B3	8.50%		10/15/15	2,500	2,556,250

						3,607,500

Media — Services — 1.1%
Affinion Group, Inc., Gtd. Notes	B3	10.125%		10/15/13	275	281,875
Affinion Group, Inc., Gtd. Notes	Caa1	11.50%		10/15/15	750	792,187
Interpublic Group of Cos., Inc., Sr. Unsec’d. Notes	Ba2	6.25%		11/15/14	1,200	1,275,000
Interpublic Group of Cos., Inc., Sr. Unsec’d. Notes	Ba2	10.00%		07/15/17	325	379,438
Nielsen Finance LLC / Nielsen Finance Co., Gtd. Notes, 144A	Caa1	7.75%		10/15/18	275	272,984
Nielsen Finance LLC / Nielsen Finance Co., Gtd. Notes (Zero Coupon until 08/01/11)	Caa1	12.50	%(e)	08/01/16	1,325	1,326,656

						4,328,140

Medical Supplies & Equipment — 1.3%
Centene Corp., Sr. Unsec’d. Notes	Ba2	7.25%		04/01/14	850	877,625
HCA, Inc., Sec’d. Notes(a)	B2	9.125%		11/15/14	3,250	3,424,687
Novartis Securities Investment Ltd., Gtd. Notes (Bermuda)	Aa2	5.125%		02/10/19	600	688,876

						4,991,188

Metals & Mining — 2.1%
Aleris International, Inc., Gtd. Notes(i)	NR	10.00%		12/15/16	1,025	461
Arch Coal, Inc., Gtd. Notes	B1	7.25%		10/01/20	125	132,031
Arch Coal, Inc., Gtd. Notes	B1	8.75%		08/01/16	800	882,000
Barrick Gold Corp., Sr. Unsec’d. Notes (Canada)	Baa1	6.95%		04/01/19	100	127,112
CONSOL Energy, Inc., Gtd. Notes, 144A(a)	B1	8.25%		04/01/20	1,000	1,092,500
Essar Steel Algoma, Inc., Sr. Sec’d. Notes, 144A (Canada)	B3	9.375%		03/15/15	600	603,000
Gold Fields Orogen Holding BVI Ltd., Gtd. Notes, 144A (British Virgin Islands)	Baa3	4.875%		10/07/20	700	695,079
Murray Energy Corp., Sr. Sec’d. Notes, 144A	Caa1	10.25%		10/15/15	1,000	1,037,500
Noranda Aluminium Acquisition Corp., Gtd. Notes, PIK	B3	5.373	%(c)	05/15/15	787	662,028
Patriot Coal Corp., Gtd. Notes	B3	8.25%		04/30/18	600	600,000
Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp., Gtd. Notes	B2	8.25%		04/15/18	725	751,281
Steel Dynamics, Inc., Gtd. Notes, 144A(a)	Ba2	7.625%		03/15/20	750	778,125
Valmont Industries, Inc., Gtd. Notes	Ba1	6.625%		04/20/20	1,000	1,025,379

						8,386,496

Metals/Mining Excluding Steel — 1.0%
Anglo American Capital PLC, Gtd. Notes, 144A (United Kingdom)	Baa1	9.375%		04/08/14	250	307,795
Foundation PA Coal Co. LLC, Gtd. Notes	Ba3	7.25%		08/01/14	575	588,656
Peabody Energy Corp., Gtd. Notes	Ba1	5.875%		04/15/16	1,250	1,268,750
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Baa3	9.75%		05/15/14	168	207,130
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Baa3	10.75%		05/15/19	1,095	1,378,933

						3,751,264

Non-Food & Drug Retailers — 1.5%
Brookstone Co., Inc., Sr. Sec’d. Notes	Caa3	12.00%		10/15/12	1,000	865,000
JC Penney Corp., Inc., Sr. Unsec’d. Notes	Ba1	7.125%		11/15/23	668	698,060
JC Penney Corp., Inc., Sr. Unsec’d. Notes	Ba1	7.95%		04/01/17	650	729,625
Limited Brands, Inc., Gtd. Notes	Ba1	7.00%		05/01/20	1,500	1,620,000
Limited Brands, Inc., Sr. Unsec’d. Notes	Ba3	7.60%		07/15/37	400	392,000
Toys R US Property Co. I LLC, Gtd. Notes	B2	10.75%		07/15/17	425	480,250

Toys R Us Property Co. II LLC, Sr. Sec’d. Notes, 144A	Ba1	8.50%	12/01/17	1,000	1,057,500

					5,842,435

Office Equipment — 0.1%
Acco Brands Corp., Sr. Sec’d. Notes	B1	10.625%	03/15/15	200	223,500

Oil & Gas — 2.5%
Airgas, Inc., Gtd. Notes, 144A	Ba1	7.125%	10/01/18	900	992,250
Concho Resources, Inc., Gtd. Notes	B3	8.625%	10/01/17	250	265,000
Continental Resources, Inc., Gtd. Notes	B1	8.25%	10/01/19	1,620	1,773,900
Continental Resources, Inc., Gtd. Notes, 144A	B1	7.375%	10/01/20	150	158,250
Key Energy Services, Inc., Gtd. Notes	B1	8.375%	12/01/14	750	791,250
National Fuel Gas Co., Sr. Unsec’d. Notes	Baa1	6.50%	04/15/18	1,440	1,619,726
Newfield Exploration Co., Sr. Sub. Notes	Ba3	7.125%	05/15/18	1,450	1,547,875
Offshore Group Investments Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands)	B3	11.50%	08/01/15	125	131,250
Pan American Energy LLC, Gtd. Notes, 144A (Argentina)	Ba2	7.875%	05/07/21	700	729,750
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	Baa1	5.875%	03/01/18	500	555,597
Tesoro Corp., Gtd. Notes(a)	Ba1	9.75%	06/01/19	1,000	1,100,000

					9,664,848

Oil Field Equipment & Services — 0.4%
Complete Production Services, Inc., Gtd. Notes	B1	8.00%	12/15/16	625	643,750
Dresser-Rand Group, Inc., Gtd. Notes	B1	7.375%	11/01/14	1,101	1,112,010

					1,755,760

Oil, Gas & Consumable Fuels — 0.6%
Brigham Exploration Co., Gtd. Notes, 144A	Caa2	8.75%	10/01/18	425	437,750
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.625%	08/15/20	800	836,000
Linn Energy LLC / Linn Energy Finance Corp., Gtd. Notes, 144A(a)	B2	7.75%	02/01/21	800	804,000
Pride International, Inc., Sr. Unsec’d. Notes	Ba1	6.875%	08/15/20	200	217,750
Whiting Petroleum Corp., Gtd. Notes	Ba3	6.50%	10/01/18	200	204,500

					2,500,000

Packaging — 1.7%
Crown Cork & Seal Co., Inc., Sr. Unsec’d. Notes	B1	7.375%	12/15/26	3,700	3,616,750
Graham Packaging Co. LP / GPC Capital Corp. I, Gtd. Notes, 144A	Caa1	8.25%	01/01/17	550	558,250
Graham Packaging Co. LP / GPC Capital Corp. I, Sr. Unsec’d. Notes, 144A	Caa1	8.25%	10/01/18	600	609,750
Solo Cup Co., Gtd. Notes(a)	Caa2	8.50%	02/15/14	1,000	860,000
Vitro SAB de CV, Gtd. Notes (Mexico)(a)(i)	NR	9.125%	02/01/17	2,000	985,000

					6,629,750

Paper & Forest Products — 0.4%
Boise Paper Holdings LLC / Boise Finance Co., Gtd. Notes	B2	9.00%	11/01/17	500	536,250
Cellu Tissue Holdings, Inc., Sr. Sec’d. Notes	B1	11.50%	06/01/14	600	705,000
NewPage Corp., Sr. Sec’d. Notes(a)	B2	11.375%	12/31/14	550	497,750

					1,739,000

Pharmaceuticals — 0.3%
Mylan, Inc., Gtd. Notes, 144A	B1	7.625%	07/15/17	300	319,125
Mylan, Inc., Gtd. Notes, 144A	B1	7.875%	07/15/20	300	321,375
Warner Chilcott Co. LLC / Warner Chilcott Finance LLC, Gtd. Notes, 144A (Ireland)	B3	7.75%	09/15/18	350	359,625

					1,000,125

Professional Services — 0.1%
Fidelity National Information Services, Inc., Gtd. Notes, 144A	Ba2	7.625%	07/15/17	200	213,500
Fidelity National Information Services, Inc., Gtd. Notes, 144A	Ba2	7.875%	07/15/20	175	188,563

					402,063

Real Estate Investment Trusts — 1.3%
Developers Diversified Realty Corp., Sr. Unsec’d. Notes	Baa3	7.875%	09/01/20	750	777,118
DuPont Fabros Technology LP, Gtd. Notes	Ba2	8.50%	12/15/17	1,150	1,233,375
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.00%	10/01/14	400	434,500

Health Care REIT, Inc., Sr. Unsec’d. Notes	Baa2	6.125%		04/15/20	275	294,406
Omega Healthcare Investors, Inc., Gtd. Notes, 144A	Ba2	7.50%		02/15/20	400	419,500
Omega Healthcare Investors, Inc., Sr. Notes, 144A	Ba2	6.75%		10/15/22	150	148,594
ProLogis, Sr. Unsec’d. Notes	Baa2	5.625%		11/15/16	575	553,579
ProLogis, Sr. Unsec’d. Notes	Baa2	6.875%		03/15/20	1,225	1,204,312

						5,065,384

Restaurants — 0.2%
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A3	5.00%		02/01/19	775	896,403

Retail & Merchandising — 0.5%
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.125%		04/15/17	1,000	1,035,000
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.375%		10/15/20	750	776,250
Sears Holding Corp., Sr. Sec’d. Notes, 144A	Ba1	6.625%		10/15/18	275	277,148

						2,088,398

Software Services — 1.7%
First Data Corp., Gtd. Notes	Caa1	9.875%		09/24/15	2,200	1,798,500
Mantech International Corp., Gtd. Notes	Ba2	7.25%		04/15/18	650	674,375
SunGard Data Systems, Inc., Gtd. Notes	Caa1	9.125%		08/15/13	2,500	2,553,125
SunGard Data Systems, Inc., Gtd. Notes(a)	Caa1	10.25%		08/15/15	1,600	1,684,000

						6,710,000

Steel Producers/Products — 0.9%
AK Steel Corp., Gtd. Notes	Ba3	7.625%		05/15/20	250	253,125
Algoma Acquisition Corp., Sr. Unsec’d. Notes, 144A (Canada)(a)	Caa2	9.875%		06/15/15	950	844,398
Allegheny Ludlum Corp., Gtd. Notes	Baa3	6.95%		12/15/25	1,850	1,862,752
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	7.375%		04/01/20	500	521,250

						3,481,525

Support Services — 1.0%
Corrections Corp. of America, Gtd. Notes(a)	Ba2	7.75%		06/01/17	1,800	1,935,000
Travelport LLC, Gtd. Notes	B3	9.875%		09/01/14	1,000	1,028,750
Travelport LLC, Gtd. Notes, 144A	B3	9.00%		03/01/16	850	845,750

						3,809,500

Technology — 0.4%
Vangent, Inc., Gtd. Notes	Caa2	9.625%		02/15/15	1,500	1,374,375

Telecom — Integrated/Services — 0.5%
Qwest Communications International, Inc., Gtd. Notes	Ba2	8.00%		10/01/15	500	541,250
Syniverse Technologies, Inc., Gtd. Notes	B2	7.75%		08/15/13	1,000	1,021,250
Telemar Norte Leste SA, Sr. Unsec’d. Notes, 144A (Brazil)	Baa2	5.50%		10/23/20	400	405,000

						1,967,500

Telecommunications — 8.2%
Intelsat Luxembourg SA, Gtd. Notes (Luxembourg)	Caa3	11.25%		02/04/17	2,175	2,329,969
Allbritton Communications Co., Sr. Unsec’d. Notes	B2	8.00%		05/15/18	650	651,625
Angel Lux Common SA, Sr. Sec’d. Notes, 144A (Luxembourg)(a)	B1	8.875%		05/01/16	2,000	2,125,000
CC Holdings GS V LLC / Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A	Baa3	7.75%		05/01/17	1,250	1,381,250
Digicel Group Ltd., Sr. Unsec’d. Notes, 144A (Bermuda)(a)	Caa1	10.50%		04/15/18	750	823,125
DigitalGlobe, Inc., Sr. Sec’d. Notes	Ba3	10.50%		05/01/14	2,095	2,330,687
GeoEye, Inc., Sr. Sec’d. Notes	Ba3	9.625%		10/01/15	1,375	1,500,469
Hughes Network Systems LLC / HNS Finance Corp., Gtd. Notes	B1	9.50%		04/15/14	2,100	2,173,500
Inmarsat Finance PLC, Gtd. Notes, 144A (United Kingdom)(a)	Ba2	7.375%		12/01/17	1,000	1,045,000
iPCS, Inc., Sec’d. Notes, PIK	Ba3	3.716	%(c)	05/01/14	1,036	986,499
MasTec, Inc., Gtd. Notes	B1	7.625%		02/01/17	750	748,125
MetroPCS Wireless, Inc., Gtd. Notes	B2	7.875%		09/01/18	900	927,000
MetroPCS Wireless, Inc., Gtd. Notes	B2	9.25%		11/01/14	2,000	2,095,000
NII Capital Corp., Gtd. Notes	B1	8.875%		12/15/19	970	1,077,912
NII Capital Corp., Gtd. Notes(a)	B1	10.00%		08/15/16	950	1,080,625
SBA Telecommunications, Inc., Gtd. Notes	Ba3	8.25%		08/15/19	500	550,000
Sprint Capital Corp., Gtd. Notes	Ba3	6.90%		05/01/19	2,500	2,512,500
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)	Ba3	8.375%		08/15/17	750	813,750

Telemovil Finance Co. Ltd., Gtd. Notes, 144A (El Salvador)	B1	8.00%	10/01/17	550	564,410
Valor Telecommunications Enterprises Finance Corp., Gtd. Notes	Baa3	7.75%	02/15/15	750	778,125
Viasat, Inc., Gtd. Notes	B1	8.875%	09/15/16	900	968,625
Wind Acquisition Finance SA, Sec’d. Notes, 144A (Luxembourg)(a)	B2	11.75%	07/15/17	2,325	2,605,453
Windstream Corp., Gtd. Notes	Ba3	7.00%	03/15/19	2,230	2,185,400

					32,254,049

Textile & Apparel — 0.2%
Levi Strauss & Co., Sr. Unsec’d. Notes	B2	7.625%	05/15/20	275	285,313
Quicksilver, Inc., Gtd. Notes	Caa1	6.875%	04/15/15	650	615,875

					901,188

Transportation — 0.5%
Asciano Finance Ltd., Gtd. Notes, 144A (Australia)	Baa2	4.625%	09/23/20	475	479,073
CHC Helicopter SA, Sr. Sec’d. Notes, 144A (Canada)	B1	9.25%	10/15/20	500	505,000
Viterra, Inc., Gtd. Notes, 144A (Canada)	Ba1	5.95%	08/01/20	850	854,497

					1,838,570

Utilities — 0.1%
Edison Mission Energy, Sr. Unsec’d. Notes(a)	B3	7.75%	06/15/16	675	528,188

TOTAL CORPORATE OBLIGATIONS (cost $291,094,974)					303,510,363

MUNICIPAL BOND — 0.2%

Tennessee — 0.2%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds (cost $787,748)	Aa2	6.731%	07/01/43	775	832,668

	Shares
COMMON STOCKS — 1.0%

Auto Parts & Related — 0.5%
Cooper-Standard Holding, Inc.*(a)	8,339	301,038
Cooper-Standard Holding, Inc. (Institutional Offer)*	48,130	1,732,680

		2,033,718

Chemicals — 0.4%
LyondellBasell Industries NV (Class B Stock)*	68,449	1,632,509

Packaging — 0.1%
CB Smurfit Stone	1,000,000	36,250
Smurfit-Stone Container Corp.*	20,000	367,400

		403,650

TOTAL COMMON STOCKS (cost $3,457,491)		4,069,877

PREFERRED STOCKS — 4.5%

Auto Parts & Related — 0.1%
Cooper-Standard Holding, Inc., 7.00%, CVT	1,663	266,080

Banking — 1.4%
Bank of America Corp., 7.25%, CVT	2,500	2,456,250
Citigroup, Inc., 7.50%, CVT	12,000	1,422,120
Fifth Third Bancorp, 8.50%, CVT	10,500	1,350,405
US Bancorp, 7.189%, CVT	600	463,200

		5,691,975

Farming & Agriculture — 0.2%
Bunge Ltd., 4.875%, CVT	8,000	712,000

Finance — 0.1%
PPL Corp., 9.50%, CVT	540,000	306,288

Financial Services — 0.3%
AMG Capital Trust I, 5.10%, CVT	25,000	1,035,000

Citigroup Capital XIII, 7.875%, CVT	6,400	160,000

		1,195,000

Gas Distribution — 1.2%
El Paso Corp., 4.99%, CVT	2,430	2,799,360
Williams Cos., Inc., 5.50%, CVT	20,000	1,753,750

		4,553,110

Insurance — 0.2%
Hartford Financial Services Group, Inc., 7.25%, CVT	35,000	830,200

Oil & Gas — 0.4%
Apache Corp., 6.00%, CVT	26,400	1,531,200

Pharmaceuticals — 0.4%
Mylan, Inc., 6.50%, CVT	1,500	1,680,750

Retail & Merchandising — 0.2%
Archer-Daniels-Midland Co., 6.25%	20,000	826,800

U.S. Government Agency Obligation
Federal National Mortgage Assoc., 8.75%, CVT	25,000	10,250

Federal National Mortgage Assoc., Series S, 8.25%(c)	33,500	16,499

		26,749

TOTAL PREFERRED STOCKS (cost $17,823,737)		17,620,152

	Units
WARRANTS(I)*

Auto Parts & Related
Cooper-Standard Holding, Inc., expiring 11/27/17(a)	3,474	59,058
Cooper-Standard Holding, Inc., expiring 11/27/17	2,788	48,441

		107,499

Telecommunications
Charter Communications, Inc., expiring 11/30/14	7,325	40,288

TOTAL WARRANTS (cost $3,080,739)		147,787

TOTAL LONG-TERM INVESTMENTS (cost $350,553,816)		364,691,411

	Shares
SHORT-TERM INVESTMENT — 18.9%

AFFILIATED MONEY MARKET MUTUAL FUND — 18.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $74,226,233; includes $48,130,080 of cash collateral for securities on loan)(b)(w)	74,226,233	74,226,233

TOTAL INVESTMENTS—111.7% (cost $424,780,049)		438,917,644

Liabilities in excess of other assets — (11.7)%		(46,064,753)

NET ASSETS — 100.0%		$392,852,891

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of September 30, 2010. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $47,052,228; cash collateral of $48,130,080 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2010.

(d)	Standard & Poor’s rating.

(e)	The rate shown reflects the coupon rate after the step date.

(g)	Indicates a security or securities that have been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(I)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2010.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$2,337,197	$1,732,680	$—
Preferred Stocks	17,354,072	—	266,080
Warrants	99,346	48,441	—
Bank Loans	—	5,287,052	—
Convertible Bonds	—	33,223,512	—
Corporate Obligations	—	303,510,363	—
Municipal Bond	—	832,668	—
Affiliated Money Market Mutual Fund	74,226,233	—	—

Total	$94,016,848	$344,634,716	$266,080

AST MARSICO CAPITAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.5%

COMMON STOCKS — 96.1%

Aerospace & Defense — 2.3%
General Dynamics Corp.	801,099	$50,317,028

Apparel — 3.5%
NIKE, Inc. (Class B Stock)(a)	978,532	78,419,554

Banks — 10.2%
ICICI Bank Ltd., ADR (India)	226,321	11,282,102
Itau Unibanco Holding SA, ADR (Brazil)	1,965,423	47,523,928
PNC Financial Services Group, Inc.	975,601	50,643,448
U.S. Bancorp	2,790,983	60,341,053
Wells Fargo & Co.	2,342,080	58,856,470

		228,647,001

Chemicals — 12.4%
Dow Chemical Co. (The)	2,882,198	79,145,157
Monsanto Co.	1,334,090	63,942,934
PPG Industries, Inc.	762,735	55,527,108
Praxair, Inc.	862,115	77,814,500

		276,429,699

Computers — 7.7%
Apple, Inc.*	528,435	149,943,431
EMC Corp.*	1,104,993	22,442,408

		172,385,839

Cosmetics/Personal Care — 1.0%
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)(a)	346,168	21,888,203

Diversified Machinery — 1.2%
Cummins, Inc.	306,153	27,731,339

Diversified Manufacturing — 3.0%
Danaher Corp.	1,103,200	44,800,952
Eaton Corp.	276,271	22,789,595

		67,590,547

Entertainment & Leisure — 1.6%
Wynn Resorts Ltd.(a)	415,389	36,043,304

Financial Services — 1.7%
Goldman Sachs Group, Inc. (The)	261,720	37,839,478

Home Furnishings — 0.3%
Whirlpool Corp.(a)	70,428	5,701,851

Internet — 11.1%
Amazon.com, Inc.*(a)	598,643	94,022,869
Baidu, Inc., ADR (Cayman Islands)*	1,001,114	102,734,319
priceline.com, Inc.*	146,767	51,124,817

		247,882,005

Media — 3.5%
DIRECTV (Class A Stock)*(a)	786,593	32,745,866
Walt Disney Co. (The)(a)	1,377,188	45,598,695

		78,344,561

Metal Fabricate/Hardware — 0.1%
Precision Castparts Corp.(a)	25,583	3,257,995

Mining — 3.2%
BHP Billiton PLC, ADR (United Kingdom)(a)	1,127,097	72,044,040

Oil & Gas — 4.8%
Anadarko Petroleum Corp.	1,079,046	61,559,574
EOG Resources, Inc.(a)	495,221	46,040,697

		107,600,271

Pharmaceuticals — 2.8%
Mead Johnson Nutrition Co.	347,172	19,757,558
Merck & Co., Inc.	1,154,169	42,484,961

		62,242,519

Railroads — 4.3%
Union Pacific Corp.	1,163,113	95,142,643

Restaurants — 4.2%
McDonald’s Corp.	1,260,077	93,888,337

Retail — 6.3%
Nordstrom, Inc.	752,805	28,004,346
Tiffany & Co.(a)	716,944	33,689,198
TJX Cos., Inc. (The)(a)	874,494	39,028,667
Yum! Brands, Inc.	885,845	40,802,021

		141,524,232

Semiconductors — 0.9%
Broadcom Corp. (Class A Stock)	586,374	20,751,776

Software — 3.3%
Oracle Corp.	1,465,225	39,341,291
salesforce.com, Inc.*(a)	301,361	33,692,160

		73,033,451

Telecommunications — 5.4%
American Tower Corp. (Class A Stock)*	887,111	45,473,310
Cisco Systems, Inc.*	2,737,556	59,952,476
Crown Castle International Corp.*	350,432	15,471,573

		120,897,359

Transportation — 1.3%
FedEx Corp.	351,940	30,090,870

TOTAL COMMON STOCKS (cost $1,762,401,984)		2,149,693,902

PREFERRED STOCK — 0.4%

Banks
Wells Fargo & Co., 8.00% (cost $5,673,165)(a)	297,374	8,127,232

TOTAL LONG-TERM INVESTMENTS (cost $1,768,075,149)		2,157,821,134

SHORT-TERM INVESTMENT — 11.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $254,118,006; includes $151,317,646 of cash collateral for securities on loan)(b)(w)	254,118,006	254,118,006

TOTAL INVESTMENTS — 107.8% (cost $2,022,193,155)	2,411,939,140

Liabilities in excess of other assets — (7.8)%	(174,829,146)

NET ASSETS — 100.0%	$2,237,109,994

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $147,262,623; cash collateral of $151,317,646 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$2,149,693,902	$—	$—
Preferred Stock	8,127,232	—	—
Affiliated Money Market Mutual Fund	254,118,006	—	—

Total	$2,411,939,140	$—	$—

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.0%

COMMON STOCKS

Austria — 0.9%
Erste Group Bank AG	42,375	$1,696,641

Brazil — 0.5%
Banco Santander Brasil SA	65,670	904,276

Canada — 1.6%
Canadian National Railway Co.	47,622	3,048,760

Czech Republic — 0.4%
Komercni Banka A/S	3,026	660,030

France — 8.8%
Air Liquide SA	16,819	2,051,875
AXA SA	74,180	1,296,941
Danone SA	31,088	1,859,457
GDF Suez	23,872	854,594
Legrand SA	60,060	2,031,366
LVMH Moet Hennessy Louis Vuitton SA	25,760	3,778,630
Pernod-Ricard SA	22,059	1,841,909
Schneider Electric SA	23,252	2,948,263

		16,663,035

Germany — 6.7%
Bayer AG	42,376	2,954,893
Beiersdorf AG	14,660	897,339
Deutsche Boerse AG	23,550	1,571,359
Linde AG	40,160	5,227,359
Merck KGaA	23,890	2,006,846

		12,657,796

India — 0.6%
ICICI Bank Ltd., ADR	22,330	1,113,151

Ireland — 1.5%
Accenture PLC (Class A Stock)	66,570	2,828,559

Japan — 4.8%
Aeon Credit Service Co. Ltd.	38,400	413,531
Canon, Inc.	42,500	1,982,960
Hoya Corp.	81,000	1,974,545
INPEX Corp.	272	1,280,498
Kao Corp.	59,500	1,449,725
Lawson, Inc.	10,400	476,521
Shin-Etsu Chemical Co. Ltd.	30,000	1,460,829

		9,038,609

Netherlands — 5.9%
Akzo Nobel NV	42,770	2,638,652
Heineken NV	98,010	5,082,614
Schlumberger Ltd.	15,330	944,481
TNT NV	64,764	1,740,189
Wolters Kluwer NV	33,090	694,694

		11,100,630

Singapore — 0.6%
Singapore Telecommunications Ltd.	443,040	1,057,825

South Korea — 1.0%
Samsung Electronics Co. Ltd.	2,887	1,967,287

Spain — 0.2%
Red Electrica Corp. SA	9,587	450,832

Sweden — 1.3%
Svenska Cellulosa AB (Class B Stock)	157,600	2,396,611

Switzerland — 9.7%
Actelion Ltd.*	8,571	343,398
Compagnie Financiere Richemont SA (Class A Stock)	50,854	2,448,382
Givaudan SA	1,378	1,407,940
Julius Baer Group Ltd.	56,151	2,043,984
Nestle SA	113,879	6,066,825
Roche Holding AG	19,520	2,665,836
Sonova Holding AG	3,441	420,211
Swiss Reinsurance Co. Ltd.	24,750	1,085,308
UBS AG*	103,314	1,753,704

		18,235,588

United Kingdom — 9.9%
Burberry Group PLC	124,220	2,029,420
Diageo PLC	207,015	3,564,178
Ladbrokes PLC	265,595	559,911
Reckitt Benckiser Group PLC	77,960	4,287,567
Royal Dutch Shell PLC (Class A Stock)	31,380	949,263
Smiths Group PLC	52,966	1,014,257
Standard Chartered PLC	68,059	1,952,241
Tesco PLC	180,487	1,202,150
William Hill PLC	300,560	783,766
WPP PLC	203,226	2,249,092

		18,591,845

United States — 42.6%
3M Co.	40,950	3,550,774
Abercrombie & Fitch Co. (Class A Stock)(a)	23,400	920,088
American Express Co.	38,470	1,616,894
Autodesk, Inc.*	38,530	1,231,804
Bank of New York Mellon Corp. (The)(a)	131,850	3,445,240
Chevron Corp.	18,970	1,537,519
Cisco Systems, Inc.*	169,720	3,716,868
Colgate-Palmolive Co.	18,950	1,456,497
DENTSPLY International, Inc.	50,030	1,599,459
Dr. Pepper Snapple Group, Inc.	25,900	919,968
General Mills, Inc.	63,390	2,316,271
Goldman Sachs Group, Inc. (The)	14,990	2,167,254
Harley-Davidson, Inc.	22,320	634,781
Honeywell International, Inc.(a)	58,610	2,575,323
Intel Corp.	70,680	1,359,176
J.M. Smucker Co. (The)	34,194	2,069,763
Johnson & Johnson	29,820	1,847,647
Medtronic, Inc.	76,870	2,581,295
Monsanto Co.	15,250	730,933
National Oilwell Varco, Inc.	52,410	2,330,673
NIKE, Inc. (Class B Stock)(a)	45,070	3,611,910
Omnicom Group, Inc.	64,250	2,536,590
Oracle Corp.	144,810	3,888,148
PepsiCo, Inc.	22,000	1,461,680
Praxair, Inc.	19,710	1,779,025
Procter & Gamble Co. (The)	36,964	2,216,731
Rockwell Automation, Inc.	11,930	736,439
Sally Beauty Holdings, Inc.*	43,030	481,936

Sherwin-Williams Co. (The)	19,160	1,439,682
St. Jude Medical, Inc.*	68,860	2,708,952
State Street Corp.	91,230	3,435,722
Synthes, Inc.	13,010	1,504,031
Thermo Fisher Scientific, Inc.*	42,830	2,050,700
United Parcel Service, Inc. (Class B Stock)	35,100	2,340,819
Visa, Inc. (Class A Stock)	13,950	1,035,927
Walgreen Co.	90,830	3,042,805
Walt Disney Co. (The)	107,870	3,571,576
Waters Corp.*	33,390	2,363,344
Zimmer Holdings, Inc.*	29,550	1,546,352

		80,360,596

TOTAL LONG-TERM INVESTMENTS (cost $173,845,910)		182,772,071

SHORT-TERM INVESTMENT — 6.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $12,190,846; includes $7,447,370 of cash collateral for securities on loan)(b)(w)	12,190,846	12,190,846

TOTAL INVESTMENTS — 103.5% (cost $186,036,756)		194,962,917

Liabilities in excess of other assets — (3.5)%		(6,510,631)

NET ASSETS — 100.0%		$188,452,286

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,278,278; cash collateral of $7,447,370 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2010 were as follows:

Chemicals	10.6%
Financial — Bank & Trust	7.4
Food	7.1
Beverages	6.9
Affiliated Money Market Mutual Fund (4.0% represents investments purchased with collateral from securities on loan)	6.5
Retail & Merchandising	5.9
Consumer Products & Services	4.8
Diversified Manufacturing	4.4
Computer Services & Software	4.3
Financial Services	3.5
Healthcare Products	3.4
Entertainment & Leisure	2.9
Pharmaceuticals	2.6
Electronic Components & Equipment	2.6
Telecommunications	2.6
Electronics	2.4
Oil & Gas	2.3
Medical Supplies & Equipment	2.2
Transportation	2.1
Conglomerates	1.9
Semiconductors	1.7
Railroads	1.6
Media	1.6
Advertising	1.3
Oil, Gas & Consumable Fuels	1.3
Paper & Forest Products	1.3
Insurance	1.3
Clothing & Apparel	1.1
Office Equipment	1.0
Industrial Products	1.0
Medical Products	0.8
Cosmetics/Personal Care	0.8
Commercial Banks	0.6
Commercial Services	0.5
Oil & Gas Services	0.5
Banks	0.5
Electric	0.2

103.5
Liabilities in excess of other assets	(3.5)

100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks:
Austria	$1,696,641	$—	$—
Brazil	904,276	—	—
Canada	3,048,760	—	—
Czech Republic	660,030	—	—
France	16,663,035	—	—
Germany	12,657,796	—	—
India	1,113,151	—	—
Ireland	2,828,559	—	—
Japan	9,038,609	—	—
Netherlands	11,100,630	—	—
Singapore	1,057,825	—	—
South Korea	1,967,287	—	—
Spain	450,832	—	—
Sweden	2,396,611	—	—
Switzerland	18,235,588	—	—
United Kingdom	18,591,845	—	—
United States	80,360,596	—	—
Affiliated Money Market Mutual Fund	12,190,846	—	—

Total	$194,962,917	$—	$—

Fair Value of Level 2 investments at 12/31/09 was $77,429,933. $72,178,905 was transferred out of Level 2 into Level 1 at 9/30/10 as a result of no longer using third-party vendor modeling tools to reflect the lack of any significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.
It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.5%

COMMON STOCKS

Aerospace & Defense — 2.2%
Boeing Co. (The)	142,400	$9,475,296
Goodrich Corp.	83,990	6,192,583
United Technologies Corp.	253,100	18,028,313

		33,696,192

Automobile Manufacturers — 0.1%
Ford Motor Co.*	181,200	2,217,888

Banks — 0.4%
Goldman Sachs Group, Inc. (The)	43,330	6,264,651

Beverages — 4.7%
Anheuser-Busch InBev NV, ADR (Belgium)(a)	344,970	20,266,987
Coca-Cola Co. (The)	396,550	23,206,106
Heineken NV (Netherlands)	281,560	14,601,170
PepsiCo, Inc.	226,440	15,044,674

		73,118,937

Biotechnology — 1.0%
Alexion Pharmaceuticals, Inc.*	100,820	6,488,775
Genzyme Corp.*	53,420	3,781,602
Human Genome Sciences, Inc.*(a)	156,160	4,652,006

		14,922,383

Chemicals — 2.7%
Air Products & Chemicals, Inc.	96,800	8,016,976
Ecolab, Inc.	75,750	3,843,555
FMC Corp.	44,800	3,064,768
Praxair, Inc.	192,690	17,392,200
Sherwin-Williams Co. (The)	123,530	9,282,044

		41,599,543

Commercial Services — 1.4%
MasterCard, Inc. (Class A Stock)	71,510	16,018,240
Moody’s Corp.(a)	239,870	5,991,953

		22,010,193

Computer Hardware — 9.0%
Apple, Inc.*	307,450	87,238,938
Hewlett-Packard Co.	622,930	26,206,665
International Business Machines Corp.	208,600	27,981,604

		141,427,207

Computer Services & Software — 6.1%
Autodesk, Inc.*(a)	416,890	13,327,973
Cerner Corp.*(a)	85,130	7,150,069
Cognizant Technology Solutions Corp. (Class A Stock)*	170,160	10,970,215
EMC Corp.*(a)	1,136,540	23,083,127
Intuit, Inc.*	584,750	25,617,898
Nuance Communications, Inc.*	351,540	5,498,086
Red Hat, Inc.*	114,500	4,694,500
salesforce.com, Inc.*(a)	20,420	2,282,956
VeriFone Holdings, Inc.*	107,800	3,349,346

		95,974,170

Computers — 0.5%
Accenture PLC (Class A Stock) (Ireland)	187,140	7,951,579

Conglomerates — 2.0%
3M Co.	265,360	23,009,366
Honeywell International, Inc.(a)	176,130	7,739,152

		30,748,518

Construction — 0.4%
Fluor Corp.(a)	123,150	6,099,620

Cosmetics & Toiletries — 1.1%
Avon Products, Inc.	336,680	10,810,795
Colgate-Palmolive Co.	90,020	6,918,937

		17,729,732

Distribution/Wholesale — 0.3%
Tyco International Ltd. (Switzerland)(a)	147,560	5,419,879

Diversified Financial Services — 2.9%
American Express Co.	364,100	15,303,123
Franklin Resources, Inc.	204,720	21,884,568
IntercontinentalExchange, Inc.*	79,150	8,288,588

		45,476,279

Electronic Components & Equipment — 0.8%
Agilent Technologies, Inc.*	168,270	5,615,170
Emerson Electric Co.	72,510	3,818,377
Energizer Holdings, Inc.*	53,700	3,610,251

		13,043,798

Entertainment & Leisure — 0.9%
Carnival Corp. (Panama)	121,200	4,631,052
Royal Caribbean Cruises Ltd. (Liberia)*(a)	294,590	9,288,423

		13,919,475

Environmental Control — 0.4%
Stericycle, Inc.*(a)	85,700	5,954,436

Farming & Agriculture — 0.4%
Monsanto Co.	125,910	6,034,866

Financial — Brokerage — 0.9%
Visa, Inc. (Class A Stock)(a)	192,720	14,311,387

Financial Services — 2.2%
Charles Schwab Corp. (The)(a)	887,450	12,335,555
CME Group, Inc.	17,220	4,484,949
JPMorgan Chase & Co.	214,270	8,157,259
MSCI, Inc. (Class A Stock)*	308,030	10,229,676

		35,207,439

Food — 0.2%
Kraft Foods, Inc. (Class A Stock)	117,930	3,639,320

Healthcare Products — 3.0%
Baxter International, Inc.	270,690	12,914,620
Covidien PLC (Ireland)	156,000	6,269,640
Henry Schein, Inc.*(a)	207,720	12,168,238
Hospira, Inc.*(a)	196,440	11,199,044
Johnson & Johnson	59,790	3,704,588

		46,256,130

Hotels & Motels — 1.5%
Las Vegas Sands Corp.*(a)	351,680	12,256,048

Marriott International, Inc. (Class A Stock)	309,650	11,094,759

		23,350,807

Internet Services — 5.8%
Amazon.com, Inc.*	125,320	19,682,759
Baidu, Inc., ADR (China)*	68,990	7,079,754
Google, Inc. (Class A Stock)*	81,620	42,914,980
priceline.com, Inc.*	8,810	3,068,875
VeriSign, Inc.*(a)	568,810	18,054,030

		90,800,398

Machinery — 0.4%
Cummins, Inc.	75,210	6,812,522

Machinery & Equipment — 1.2%
Bucyrus International, Inc.(a)	163,800	11,359,530
Thermo Fisher Scientific, Inc.*	161,720	7,743,154

		19,102,684

Media — 3.4%
Comcast Corp Special (Class A Stock)	363,430	6,181,944
DIRECTV (Class A Stock)*	479,610	19,966,164
Discovery Communications, Inc. (Class A Stock)*(a)	359,750	15,667,113
Walt Disney Co. (The)	343,690	11,379,576

		53,194,797

Medical Supplies & Equipment — 1.7%
Abbott Laboratories	411,120	21,476,909
St. Jude Medical, Inc.*	123,230	4,847,868

		26,324,777

Metals & Mining — 2.2%
BHP Billiton Ltd., ADR (Australia)(a)	51,140	3,903,005
Freeport-McMoRan Copper & Gold, Inc.	162,100	13,841,719
Precision Castparts Corp.(a)	126,820	16,150,527

		33,895,251

Miscellaneous Manufacturing — 2.3%
Danaher Corp.	887,150	36,027,161

Network/Hardware — 4.5%
Cisco Systems, Inc.*	1,611,300	35,287,470
Juniper Networks, Inc.*	350,340	10,632,819
QUALCOMM, Inc.	550,810	24,852,547

		70,772,836

Oil & Gas — 5.1%
Anadarko Petroleum Corp.	41,630	2,374,991
Apache Corp.	77,800	7,605,728
EOG Resources, Inc.	100,150	9,310,945
Halliburton Co.	304,780	10,079,075
Noble Energy, Inc.(a)	103,720	7,788,335
Occidental Petroleum Corp.	102,200	8,002,260
Petroleo Brasileiro SA, ADR (Brazil)	87,700	3,180,879
Schlumberger Ltd. (Netherlands)	509,200	31,371,812

		79,714,025

Pharmaceuticals — 3.2%
Allergan, Inc.	155,920	10,373,358
Celgene Corp.*	176,620	10,175,078
Express Scripts, Inc.*	317,610	15,467,607
Mead Johnson Nutrition Co.	123,290	7,016,434
Teva Pharmaceutical Industries Ltd., ADR (Israel)	119,130	6,284,107

		49,316,584

Restaurants — 1.3%
McDonald’s Corp.	281,340	20,962,643

Retail — 2.5%
Abercrombie & Fitch Co. (Class A Stock)(a)	144,690	5,689,211
Limited Brands, Inc.	510,930	13,682,705
Phillips-Van Heusen Corp.	169,020	10,168,243
Yum! Brands, Inc.	214,200	9,866,052

		39,406,211

Retail & Merchandising — 5.4%
Best Buy Co., Inc.	77,600	3,168,408
Costco Wholesale Corp.	176,100	11,356,689
Home Depot, Inc. (The)	151,470	4,798,570
Kohl’s Corp.*	346,560	18,256,781
NIKE, Inc. (Class B Stock)(a)	214,250	17,169,995
Staples, Inc.	364,390	7,623,039
Target Corp.	258,190	13,797,673
Walgreen Co.	232,900	7,802,150

		83,973,305

Semiconductors — 0.6%
Broadcom Corp. (Class A Stock)	187,710	6,643,057
Microchip Technology, Inc.(a)	75,740	2,382,023

		9,025,080

Software — 3.3%
Microsoft Corp.	367,900	9,009,871
Oracle Corp.	1,570,390	42,164,971

		51,174,842

Telecommunications — 1.4%
American Tower Corp. (Class A Stock)*	357,160	18,308,022
NII Holdings, Inc.*	73,000	3,000,300

		21,308,322

Tobacco — 1.8%
Philip Morris International, Inc.	488,970	27,392,099

Toys — 1.0%
Hasbro, Inc.(a)	342,840	15,259,808

Transportation — 1.9%
Union Pacific Corp.	169,900	13,897,820
United Parcel Service, Inc. (Class B Stock)	247,090	16,478,432

		30,376,252

Utilities — 0.4%
AES Corp. (The)*	550,930	6,253,056

TOTAL LONG-TERM INVESTMENTS (cost $1,384,738,239)		1,477,467,082

SHORT-TERM INVESTMENT — 16.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $257,104,786; includes $170,217,318 of cash collateral for securities on loan)(b)(w)	257,104,786	257,104,786

TOTAL INVESTMENTS — 111.0% (cost $1,641,843,025)		1,734,571,868

Liabilities in excess of other assets — (11.0)%		(171,404,830)

NET ASSETS — 100.0%		$1,563,167,038

The following abbreviation is used in the Portfolio description:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $163,790,718; cash collateral of $170,217,318 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$1,477,467,082	$—	$—
Affiliated Money Market Mutual Fund	257,104,786	—	—

Total	$1,734,571,868	$—	$—

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.2%

COMMON STOCKS

Aerospace & Defense — 2.6%
Goodrich Corp.	48,200	$3,553,786
TransDigm Group, Inc.(a)	89,857	5,575,627

		9,129,413

Automotive Parts — 2.3%
BorgWarner, Inc.*(a)	156,800	8,250,816

Banks — 1.5%
KeyCorp	318,100	2,532,076
Northern Trust Corp.	53,400	2,576,016

		5,108,092

Building Materials — 0.5%
Masco Corp.	174,200	1,917,942

Chemicals — 2.0%
Eastman Chemical Co.	44,700	3,307,800
Valspar Corp. (The)	114,000	3,630,900

		6,938,700

Clothing & Apparel — 1.5%
VF Corp.	66,300	5,371,626

Commercial Services — 2.3%
Convergys Corp.*(a)	331,800	3,467,310
PHH Corp.*	31,633	666,191
United Rentals, Inc.*	253,826	3,766,778

		7,900,279

Computer Services & Software — 5.9%
Autodesk, Inc.*	65,800	2,103,626
Computer Sciences Corp.	154,487	7,106,402
Global Payments, Inc.	62,600	2,684,914
Intuit, Inc.*	97,400	4,267,094
Synopsys, Inc.*	119,300	2,955,061
Teradata Corp.*	46,300	1,785,328

		20,902,425

Construction — 1.9%
D.R. Horton, Inc.	191,400	2,128,368
Pulte Group, Inc.*(a)	248,800	2,179,488
URS Corp.*	66,000	2,506,680

		6,814,536

Consumer Products & Services — 0.8%
Scotts Miracle-Gro Co. (The) (Class A Stock)	57,000	2,948,610

Containers & Packaging — 3.5%
Bemis Co., Inc.	167,100	5,305,425
Sonoco Products Co.	208,900	6,985,616

		12,291,041

Diversified — 2.6%
AptarGroup, Inc.	78,100	3,566,827
Dover Corp.	103,900	5,424,619

		8,991,446

Electronic Components — 0.8%
Flextronics International Ltd. (Singapore)*(a)	454,200	2,743,368

Energy Delivery — 0.8%
Integrys Energy Group, Inc.(a)	52,100	2,712,326

Financial — Bank & Trust — 2.0%
Astoria Financial Corp.	109,850	1,497,255
Bank of Hawaii Corp.	119,500	5,367,940

		6,865,195

Financial Services — 3.4%
Eaton Vance Corp.	100,900	2,930,136
IntercontinentalExchange, Inc.*	37,800	3,958,416
Jefferies Group, Inc.(a)	105,700	2,398,333
Raymond James Financial, Inc.	99,175	2,512,103

		11,798,988

Food Products — 1.5%
Sara Lee Corp.	392,000	5,264,560

Gas Utilities — 1.5%
Energen Corp.	78,600	3,593,592
UGI Corp.	61,600	1,762,376

		5,355,968

Healthcare Equipment & Services — 1.4%
Express Scripts, Inc.*	103,200	5,025,840

Healthcare Providers & Services — 0.8%
Covance, Inc.*(a)	59,500	2,784,005

Hotels, Restaurants & Leisure — 1.6%
International Game Technology	143,800	2,077,910
Yum! Brands, Inc.	76,000	3,500,560

		5,578,470

Industrial Conglomerates — 1.5%
Carlisle Cos., Inc.	180,600	5,408,970

Insurance — 9.4%
Allstate Corp. (The)	224,100	7,070,355
Arch Capital Group Ltd. (Bermuda)*	41,800	3,502,840
Endurance Specialty Holdings Ltd. (Bermuda)	91,800	3,653,640
HCC Insurance Holdings, Inc.	206,400	5,384,976
Lincoln National Corp.	296,914	7,102,183
Progressive Corp. (The)	174,700	3,645,989
Reinsurance Group of America, Inc.	55,700	2,689,753

		33,049,736

Iron/Steel — 1.0%
Allegheny Technologies, Inc.	74,200	3,446,590

Leisure Equipment & Products — 1.2%
Mattel, Inc.	179,400	4,208,724

Machinery & Equipment — 4.4%
Cummins, Inc.	88,200	7,989,156
Joy Global, Inc.	70,500	4,957,560
Snap-on, Inc.	54,600	2,539,446

		15,486,162

Manufacturing — 0.5%
Harsco Corp.	75,000	1,843,500

Medical Supplies & Equipment — 3.2%
Beckman Coulter, Inc.(a)	177,416	8,656,127
C.R. Bard, Inc.	29,600	2,410,328

		11,066,455

Metals & Mining — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	29,900	2,553,161

Office Equipment — 1.2%
Steelcase, Inc. (Class A Stock)	511,500	4,260,795

Oil, Gas & Consumable Fuels — 6.1%
Chesapeake Energy Corp.	104,200	2,360,130
Helix Energy Solutions Group, Inc.*(a)	155,500	1,732,270
Newfield Exploration Co.*	107,600	6,180,544
ONEOK, Inc.	55,700	2,508,728
QEP Resources, Inc.	118,800	3,580,632
Questar Corp.	98,100	1,719,693
Whiting Petroleum Corp.*	36,000	3,438,360

		21,520,357

Pharmaceuticals — 0.6%
Cephalon, Inc.*(a)	34,100	2,129,204

Printing & Publishing — 2.0%
RR Donnelley & Sons Co.	412,868	7,002,241

Real Estate Investment Trusts — 4.6%
Boston Properties, Inc.(a)	36,800	3,058,816
Duke Realty Corp.	609,554	7,064,731
Simon Property Group, Inc.	65,586	6,082,445

		16,205,992

Restaurants — 2.5%
Brinker International, Inc.	119,400	2,251,884
Darden Restaurants, Inc.	155,400	6,648,012

		8,899,896

Retail & Merchandising — 2.5%
Family Dollar Stores, Inc.	37,400	1,651,584
Ruddick Corp.	102,900	3,568,572
TJX Cos., Inc. (The)	76,400	3,409,732

		8,629,888

Semiconductors — 3.2%
International Rectifier Corp.*	113,000	2,383,170
Microchip Technology, Inc.(a)	171,600	5,396,820
Xilinx, Inc.(a)	128,300	3,414,063

		11,194,053

Telecommunication Services — 1.0%
Harris Corp.	78,000	3,454,620

Telecommunications — 2.6%
American Tower Corp. (Class A Stock)*	102,800	5,269,528
Comtech Telecommunications Corp.*(a)	144,100	3,941,135

		9,210,663

Transportation — 3.0%
CSX Corp.	55,200	3,053,664
GATX Corp.	72,100	2,113,972
Werner Enterprises, Inc.	255,000	5,224,950

		10,392,586

Utilities — 2.8%
PG&E Corp.	102,100	4,637,382
Pinnacle West Capital Corp.	127,900	5,278,433

		9,915,815

TOTAL LONG-TERM INVESTMENTS (cost $289,333,985)		334,573,054

SHORT-TERM INVESTMENT — 22.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $78,266,375; includes $42,594,133 of cash collateral for securities on loan)(b)(w)	78,266,375	78,266,375

TOTAL INVESTMENTS — 117.4% (cost $367,600,360)		412,839,429

Liabilities in excess of other assets — (17.4)%		(61,305,936)

NET ASSETS — 100.0%		$351,533,493

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,519,824; cash collateral of $42,594,133 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$334,573,054	$—	$—
Affiliated Money Market Mutual Fund	78,266,375	—	—

Total	$412,839,429	$—	$—

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
CERTIFICATES OF DEPOSIT — 12.4%
Australia & New Zealand Banking Group Ltd./New York	0.267	%(c)	11/10/10	$17,000	$17,000,192
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.31%		01/10/11	35,000	35,000,000
BNP Paribas	0.57%		10/08/10	10,000	10,000,000
BNP Paribas NY	0.468	%(c)	09/21/11	18,000	18,000,000
BNP Paribas SA	0.50%		10/18/10	20,000	20,000,471
Credit Agricole CIB, NY	0.25%		10/12/10	29,000	29,000,000
Credit Agricole SA	0.30%		12/15/10	4,600	4,600,000
National Australia Bank Ltd.	0.35%		10/06/10	15,000	15,000,000
Royal Bank of Canada/New York	0.256	%(c)	03/23/11	6,000	6,000,015
Royal Bank of Canada/New York	0.34	%(c)	02/12/11	25,000	25,000,000
Royal Bank of Scotland PLC	0.32%		01/03/11	5,000	5,000,000
Royal Bank of Scotland PLC	0.54%		10/21/10	24,000	24,000,000
Skandinaviska Enskilda Banken AB	0.45%		11/10/10	34,000	34,000,000
Societe Generale	0.27%		11/01/10	8,000	8,000,000
State Street Bank & Trust Co.	0.683	%(c)	03/30/11	20,000	20,000,000
Sumitomo Mitsui Banking Corp./New York	0.31%		01/12/11	17,000	17,000,000
UBS AG	0.477	%(c)	11/12/10	42,000	42,010,584

					329,611,262

COMMERCIAL PAPER — 37.5%
Bank of Nova Scotia(n)	0.22%		10/20/10	18,000	17,997,910
Barclays U.S. Funding Corp.(n)	0.20%		10/01/10	76,000	76,000,000
BPCE SA, 144A(n)	0.24%		10/07/10	5,000	4,999,800
BPCE SA, 144A(n)	0.245%		10/07/10	20,000	19,999,183
Citigroup Funding, Inc.(n)	0.24%		10/08/10	25,000	24,998,833
Commonwealth Bank of Australia, 144A(n)	0.265%		11/30/10	8,000	7,996,467
Danske Corp., 144A(n)	0.28%		10/04/10	2,600	2,599,939
Danske Corp., 144A(n)	0.30%		11/29/10	7,500	7,496,312
Danske Corp., 144A(n)	0.35%		11/08/10	26,000	25,990,394
DNB NOR Bank ASA	0.368	%(c)	04/21/11	7,000	7,001,208
DNB NOR Bank ASA, 144A	0.376	%(c)	08/29/11	26,000	26,000,000
Electricite de France, 144A(n)	0.24%		10/05/10	3,000	2,999,920
Electricite de France, 144A(n)	0.30%		11/22/10	27,000	26,988,300
ENI Coordination, 144A(n)	0.35%		11/09/10	7,000	6,997,346
ENI Finance USA, Inc.(n)	0.385%		11/05/10	26,000	25,990,268
General Electric Capital Corp.(n)	0.24%		11/22/10	13,000	12,995,493
General Electric Capital Corp.(n)	0.35%		10/12/10	32,000	31,996,578
Hewlett-Packard Co., 144A(n)	0.20%		10/01/10	10,000	10,000,000
HSBC USA, Inc.(n)	0.22%		10/04/10	10,000	9,999,817
HSBC USA, Inc.(n)	0.25%		11/12/10	10,000	9,997,083
International Finance Corp.(n)	0.20%		10/06/10	34,000	33,999,056
International Finance Corp.(n)	0.21%		10/05/10	16,000	15,999,627
International Finance Corp.(n)	0.21%		10/21/10	29,000	28,996,617
JPMorgan Chase & Co.(n)	0.24%		11/09/10	42,000	41,989,080
JPMorgan Chase & Co.(n)	0.30%		02/07/11	25,000	24,973,125
New York Life Capital Corp., 144A(n)	0.24%		11/01/10	24,000	23,995,040
New York Life Capital Corp., 144A(n)	0.24%		11/08/10	24,500	24,493,793
Nordea North America(n)	0.255%		11/29/10	20,000	19,991,642
Nordea North America(n)	0.38%		10/07/10	27,000	26,998,290
Old Line Funding LLC, 144A(n)	0.25%		11/01/10	5,000	4,998,924
Old Line Funding LLC, 144A(n)	0.25%		11/05/10	13,000	12,996,840
Old Line Funding LLC, 144A(n)	0.25%		11/09/10	29,000	28,992,146
Old Line Funding LLC, 144A(n)	0.26%		10/12/10	12,000	11,999,047
Procter & Gamble Co. (The), 144A(n)	0.25%		11/08/10	35,000	34,990,764
Procter & Gamble Co. (The), 144A(n)	0.25%		11/10/10	14,500	14,495,972
Prudential PLC, 144A(n)	0.27%		10/08/10	10,000	9,999,475
Sanofi Aventis, 144A(n)	0.24%		11/24/10	21,000	20,992,440
Standard Chartered Bank, 144A(n)	0.30%		11/02/10	37,000	36,990,133
Straight-A Funding LLC, 144A(n)	0.25%		12/01/10	20,000	19,991,528
Straight-A Funding LLC, 144A(n)	0.29%		10/19/10	25,000	24,996,375

Straight-A Funding LLC, 144A(n)	0.30%		11/01/10	5,000	4,998,708
Total Capital Canada Ltd., 144A(n)	0.22%		11/30/10	35,000	34,987,167
Total Capital Canada Ltd., 144A(n)	0.26%		11/24/10	19,000	18,992,590
Toyota Motor Credit Corp.(n)	0.26%		10/28/10	19,000	18,996,295
US Bank National Assoc.(n)	0.23%		11/24/10	30,000	29,989,650
US Bank National Assoc.(n)	0.29%		01/31/11	18,000	17,982,310
Walt Disney Co., 144A(n)	0.19%		10/13/10	25,000	24,998,417
Westpac Banking Corp., 144A(n)	0.35%		10/13/10	25,000	24,997,083

					997,866,985

CORPORATE OBLIGATIONS(c) — 2.4%
Bank of America NA, FDIC, Gtd. Notes	0.356%		01/27/11	58,000	58,000,000
Rabobank Nederland NV/NY	0.347%		09/13/11	5,000	5,000,000

					63,000,000

REPURCHASE AGREEMENTS(m) — 14.3%
Goldman Sachs & Co., 0.23%, dated 09/24/10, due 10/01/10 in the amount of $36,001,610				36,000	36,000,000
HSBC Securities, 0.27%, dated 09/30/10, due 10/01/10 in the amount of $123,185,924				123,185	123,185,000
Morgan Stanley & Co., 0.30%, dated 09/30/10, due 10/01/10 in the amount of $222,122,851				222,121	222,121,000

					381,306,000

U.S. GOVERNMENT AGENCY/SUPRA NATIONAL OBLIGATIONS — 30.7%
Federal Farm Credit Bank	0.306	%(c)	06/22/11	24,000	24,014,093
Federal Home Loan Bank	0.161	%(c)	07/25/11	9,500	9,495,700
Federal Home Loan Bank	0.161	%(c)	08/25/11	37,000	36,978,175
Federal Home Loan Bank	0.162	%(c)	07/20/11	25,000	24,993,894
Federal Home Loan Bank	0.167	%(c)	08/12/11	19,000	18,989,238
Federal Home Loan Bank(n)	0.18%		10/26/10	20,000	19,997,500
Federal Home Loan Bank(n)	0.19%		10/13/10	20,000	19,998,733
Federal Home Loan Bank(n)	0.19%		10/18/10	18,000	17,998,385
Federal Home Loan Bank(n)	0.22%		10/20/10	20,000	19,997,678
Federal Home Loan Bank	0.226	%(c)	09/26/11	21,000	21,003,199
Federal Home Loan Bank(n)	0.375%		01/06/11	7,000	6,999,451
Federal Home Loan Bank(n)	0.40%		01/04/11	5,000	4,999,801
Federal Home Loan Mortgage Corp.(n)	0.17%		11/16/10	123,000	122,973,282
Federal Home Loan Mortgage Corp.(n)	0.19%		01/03/11	21,000	20,989,582
Federal Home Loan Mortgage Corp.(n)	0.195%		01/19/11	15,000	14,991,062
Federal Home Loan Mortgage Corp.(n)	0.20%		01/11/11	50,000	49,971,667
Federal Home Loan Mortgage Corp.	0.217	%(c)	09/19/11	17,110	17,110,031
Federal Home Loan Mortgage Corp.(n)	0.23%		04/19/11	17,000	16,978,278
Federal Home Loan Mortgage Corp.(n)	0.24%		01/11/11	23,834	23,817,793
Federal Home Loan Mortgage Corp.(n)	0.24%		01/31/11	64,959	64,906,166
Federal Home Loan Mortgage Corp.(n)	0.25%		01/19/11	21,660	21,643,454
Federal Home Loan Mortgage Corp.(n)	0.26%		01/03/11	50,000	49,966,055
Federal Home Loan Mortgage Corp.(n)	0.403%		01/10/11	32,723	32,686,002
Federal National Mortgage Assoc.(n)	0.17%		11/15/10	18,000	17,996,175
Federal National Mortgage Assoc.(n)	0.19%		01/05/11	30,000	29,984,800
Federal National Mortgage Assoc.(n)	0.195%		01/19/11	40,000	39,976,167
Federal National Mortgage Assoc.(n)	0.21%		10/27/10	17,000	16,997,422
Federal National Mortgage Assoc.	0.217	%(c)	09/19/11	15,000	15,000,770
Federal National Mortgage Assoc.(n)	0.245%		01/19/11	36,940	36,912,346

					818,366,899

U.S. TREASURY OBLIGATIONS(n) — 2.7%
U.S. Treasury Bills	0.195%		03/24/11	20,000	19,981,150
U.S. Treasury Bills	0.20%		03/24/11	30,000	29,971,000
U.S. Treasury Bills	0.255%		08/25/11	23,500	23,445,402

					73,397,552

TOTAL INVESTMENTS — 100.0% (cost $2,663,548,698)					2,663,548,698

Liabilities in excess of other assets					(25,527)

NET ASSETS — 100.0%					$2,663,523,171

The following abbreviations are used in the Portfolio descriptions:

FDIC	Federal Deposit Insurance Corp.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2010.

(m)	Repurchase agreements are collateralized by federal agency obligations.

(n)	Rates shown are the effective yields at purchase date.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Certificates of Deposit	$—	$329,611,262	$—
Commercial Paper	—	997,866,985	—
Corporate Obligations	—	63,000,000	—
Repurchase Agreements	—	381,306,000	—
U.S. Government Agency/Supra National Obligations	—	818,366,899	—
U.S. Treasury Obligations	—	73,397,552	—

Total	$—	$2,663,548,698	$—

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.2%

COMMON STOCKS

Aerospace & Defense — 1.5%
Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)	74,750	$2,122,153
L-3 Communications Holdings, Inc.	45,800	3,309,966
Teledyne Technologies, Inc.*	36,400	1,449,448

		6,881,567

Agriculture — 1.3%
Archer-Daniels-Midland Co.	140,800	4,494,336
Bunge Ltd. (Bermuda)(a)	27,800	1,644,648

		6,138,984

Auto Parts & Related — 2.5%
American Axle & Manufacturing Holdings, Inc.*(a)	51,600	465,432
Autoliv, Inc. (Sweden)(a)	77,822	5,084,111
Lear Corp.*	29,400	2,320,542
Navistar International Corp.*	23,100	1,008,084
WABCO Holdings, Inc.*	66,475	2,787,962

		11,666,131

Automobiles — 0.5%
Harley-Davidson, Inc.	81,650	2,322,126

Banks — 0.4%
Comerica, Inc.	31,100	1,155,365
KeyCorp	82,300	655,108

		1,810,473

Beverages — 0.4%
Dr. Pepper Snapple Group, Inc.	48,200	1,712,064

Biotechnology — 0.4%
Biogen Idec, Inc.*(a)	35,600	1,997,872

Chemicals — 3.6%
Ashland, Inc.	66,700	3,252,959
Eastman Chemical Co.	61,800	4,573,200
Lubrizol Corp. (The)(a)	40,800	4,323,576
NewMarket Corp.	41,200	4,683,616

		16,833,351

Commercial Banks — 4.0%
Fifth Third Bancorp	219,200	2,636,976
First Horizon National Corp.*	68,446	780,969
Huntington Bancshares, Inc.	358,400	2,032,128
International Bancshares Corp.	150,600	2,543,634
PNC Financial Services Group, Inc.	22,600	1,173,166
Regions Financial Corp.	590,100	4,290,027
SunTrust Banks, Inc.	98,300	2,539,089
Synovus Financial Corp.(a)	320,300	787,938
Zions Bancorporation(a)	89,800	1,918,128

		18,702,055

Commercial Services — 1.7%
Convergys Corp.*	194,000	2,027,300
Lender Processing Services, Inc.	87,300	2,900,979
Moody’s Corp.(a)	127,300	3,179,954

		8,108,233

Commercial Services & Supplies — 0.8%
Pre-Paid Legal Services, Inc.*(a)	26,773	1,673,045
RR Donnelley & Sons Co.	129,000	2,187,840

		3,860,885

Computer Hardware — 1.6%
Lexmark International, Inc. (Class A Stock)*	72,400	3,230,488
Seagate Technology PLC (Ireland)*	186,600	2,198,148
Western Digital Corp.*	73,800	2,095,182

		7,523,818

Computer Services & Software — 0.7%
Computer Sciences Corp.	73,800	3,394,800

Computer Software — 0.3%
NCR Corp.*	115,600	1,575,628

Construction — 1.3%
KB Home(a)	142,300	1,612,259
Masco Corp.	134,600	1,481,946
Owens Corning*(a)	120,100	3,078,163

		6,172,368

Consumer Products & Services — 1.6%
Blyth, Inc.	29,950	1,235,138
Whirlpool Corp.(a)	76,400	6,185,344

		7,420,482

Containers & Packaging — 1.2%
Rock-Tenn Co. (Class A Stock)	31,504	1,569,214
Sonoco Products Co.	52,000	1,738,880
Temple-Inland, Inc.(a)	123,800	2,310,108

		5,618,202

Distribution/Wholesale — 0.5%
Ingram Micro, Inc. (Class A Stock)*	130,300	2,196,858

Diversified Financial Services — 0.7%
GFI Group, Inc.	260,400	1,208,256
Nelnet, Inc. (Class A Stock)	84,400	1,931,072

		3,139,328

Diversified Manufacturing — 0.2%
A.O. Smith Corp.	18,900	1,094,121

Electric — 3.6%
Allegheny Energy, Inc.	51,900	1,272,588
MDU Resources Group, Inc.	69,400	1,384,530
Mirant Corp.*	178,300	1,775,868
NV Energy, Inc.	174,500	2,294,675
Pinnacle West Capital Corp.	80,400	3,318,108
Portland General Electric Co.	57,400	1,164,072
Public Service Enterprise Group, Inc.	111,600	3,691,728
Xcel Energy, Inc.	77,800	1,787,066

		16,688,635

Electronic Components & Equipment — 2.6%
Avnet, Inc.*(a)	112,350	3,034,573
Energizer Holdings, Inc.*	46,200	3,106,026
Hubbell, Inc. (Class B Stock)	24,200	1,228,150
Thomas & Betts Corp.*	33,500	1,374,170

Tyco Electronics Ltd. (Switzerland)	116,500	3,404,130

		12,147,049

Electronics — 0.3%
Benchmark Electronics, Inc.*	75,600	1,239,840

Energy Services — 0.4%
NRG Energy, Inc.*	95,700	1,992,474

Engineering/Construction — 0.8%
Chicago Bridge & Iron Co. NV (Netherlands)*	103,750	2,536,688
McDermott International, Inc. (Panama)*	68,400	1,010,952

		3,547,640

Financial Services — 2.4%
Ameriprise Financial, Inc.	95,800	4,534,214
Capital One Financial Corp.	42,400	1,676,920
Invesco Ltd. (Bermuda)	147,550	3,132,486
Jefferies Group, Inc.(a)	28,000	635,320
State Street Corp.	34,000	1,280,440

		11,259,380

Food & Staples Retailing — 1.1%
Safeway, Inc.	166,100	3,514,676
SUPERVALU, Inc.	130,200	1,501,206

		5,015,882

Foods — 2.5%
Cal-Maine Foods, Inc.(a)	47,900	1,388,142
Chiquita Brands International, Inc.*(a)	114,386	1,514,471
ConAgra Foods, Inc.	74,100	1,625,754
Dean Foods Co.*	142,000	1,449,820
Del Monte Foods Co.	174,200	2,283,762
Fresh Del Monte Produce, Inc. (Cayman Islands)*	69,600	1,510,320
J.M. Smucker Co. (The)	7,300	441,869
Kroger Co. (The)	74,700	1,618,002

		11,832,140

Healthcare Equipment & Supplies — 0.4%
Kinetic Concepts, Inc.*	49,100	1,796,078

Healthcare Services — 2.6%
Aetna, Inc.	50,700	1,602,627
CIGNA Corp.	56,450	2,019,781
Coventry Health Care, Inc.*	171,175	3,685,398
Humana, Inc.*	25,500	1,281,120
LifePoint Hospitals, Inc.*(a)	43,800	1,535,628
MEDNAX, Inc.*	42,200	2,249,260

		12,373,814

Household Durables — 0.5%
Newell Rubbermaid, Inc.(a)	123,600	2,201,316

Industrial Products — 0.5%
Ingersoll-Rand PLC (Ireland)	59,800	2,135,458

Insurance — 11.8%
Aflac, Inc.	36,700	1,897,757
Allstate Corp. (The)	81,800	2,580,790
American Financial Group, Inc.	119,100	3,642,078
Aspen Insurance Holdings Ltd. (Bermuda)	83,400	2,525,352
Assurant, Inc.	71,778	2,921,364
Chubb Corp.	78,600	4,479,414
Delphi Financial Group, Inc. (Class A Stock)	103,100	2,576,469
Endurance Specialty Holdings Ltd. (Bermuda)	50,300	2,001,940
Fidelity National Financial, Inc. (Class A Stock)	56,200	882,902
Hartford Financial Services Group, Inc. (The)(a)	60,900	1,397,655
Lincoln National Corp.	181,800	4,348,656
Montpelier Re Holdings Ltd. (Bermuda)	152,000	2,632,640
PartnerRe Ltd. (Bermuda)	67,400	5,404,132
Platinum Underwriters Holdings Ltd. (Bermuda)	43,100	1,875,712
Principal Financial Group, Inc.	105,500	2,734,560
StanCorp Financial Group, Inc.	129,500	4,921,000
Unum Group	127,800	2,830,770
Validus Holdings Ltd. (Bermuda)	73,730	1,943,523
W.R. Berkley Corp.	74,600	2,019,422
XL Group PLC (Ireland)	82,000	1,776,120

		55,392,256

Machinery & Equipment — 3.0%
AGCO Corp.*	38,900	1,517,489
Babcock & Wilcox Co.*	23,550	501,144
Bucyrus International, Inc.	39,900	2,767,065
Crane Co.	74,100	2,811,354
Ensco International PLC, ADR (United Kingdom)	28,800	1,288,224
ITT Corp.	60,100	2,814,483
Terex Corp.*(a)	103,100	2,363,052

		14,062,811

Media — 1.8%
Cablevision Systems Corp. (Class A Stock)	24,600	644,274
DISH Network Corp. (Class A Stock)	92,500	1,772,300
Gannett Co., Inc.	168,300	2,058,309
McGraw-Hill Cos., Inc. (The)	91,250	3,016,725
Scholastic Corp.	35,500	987,610

		8,479,218

Metals & Mining — 2.6%
Cliffs Natural Resources, Inc.	22,700	1,450,984
Teck Resources Ltd. (Class B Stock) (Canada)(a)	84,000	3,457,440
Timken Co.	125,500	4,814,180
United States Steel Corp.(a)	25,400	1,113,536
USEC, Inc.*(a)	234,900	1,219,131

		12,055,271

Office Equipment & Supplies — 0.5%
Xerox Corp.	216,800	2,243,880

Oil & Gas — 2.1%
Denbury Resources, Inc.*(a)	117,150	1,861,513
National Oilwell Varco, Inc.	31,150	1,385,241
Oceaneering International, Inc.*	25,450	1,370,737
Southwestern Energy Co.*	43,000	1,437,920
Whiting Petroleum Corp.*	39,700	3,791,747

		9,847,158

Oil, Gas & Consumable Fuels — 7.1%
Atwood Oceanics, Inc.*	85,100	2,591,295
Cabot Oil & Gas Corp.	35,500	1,068,905
Cal Dive International, Inc.*	201,667	1,103,119
Hess Corp.	66,700	3,943,304

Murphy Oil Corp.	52,500	3,250,800
Newfield Exploration Co.*	54,200	3,113,248
Noble Corp. (Switzerland)	144,600	4,886,034
Noble Energy, Inc.(a)	27,704	2,080,293
Questar Corp.	100,200	1,756,506
SEACOR Holdings, Inc.*	25,900	2,205,644
Southern Union Co.	54,300	1,306,458
Sunoco, Inc.	47,200	1,722,800
Valero Energy Corp.	194,600	3,407,446
W&T Offshore, Inc.(a)	88,900	942,340

		33,378,192

Pharmaceuticals — 4.2%
AmerisourceBergen Corp.	145,300	4,454,898
Cephalon, Inc.*(a)	51,300	3,203,172
Endo Pharmaceuticals Holdings, Inc.*(a)	72,500	2,409,900
Forest Laboratories, Inc.*	126,900	3,925,017
King Pharmaceuticals, Inc.*	198,300	1,975,068
Mylan, Inc.*	50,100	942,381
Shire PLC, ADR (United Kingdom)(a)	33,700	2,267,336
Watson Pharmaceuticals, Inc.*	16,000	676,960

		19,854,732

Printing & Publishing — 0.3%
Consolidated Graphics, Inc.*	33,300	1,380,285

Real Estate Investment Trusts — 5.0%
Alexandria Real Estate Equities, Inc.	12,100	847,000
Annaly Capital Management, Inc.(a)	251,600	4,428,160
Boston Properties, Inc.(a)	16,100	1,338,232
Brandywine Realty Trust	257,000	3,148,250
CBL & Associates Properties, Inc.(a)	114,500	1,495,370
CommonWealth REIT	143,800	3,681,280
Hospitality Properties Trust	142,300	3,177,559
Macerich Co. (The)	36,961	1,587,475
Medical Properties Trust, Inc.	84,900	860,886
Vornado Realty Trust(a)	21,361	1,827,006
Walter Investment Management Corp.	42,979	751,703

		23,142,921

Restaurants — 0.9%
Bob Evans Farms, Inc.	52,200	1,465,254
Brinker International, Inc.	148,000	2,791,280

		4,256,534

Retail & Merchandising — 4.7%
Cabela’s, Inc.*(a)	143,600	2,725,528
Dillard’s, Inc. (Class A Stock)	127,300	3,009,372
Foot Locker, Inc.	94,200	1,368,726
Gap, Inc. (The)	183,900	3,427,896
JC Penney Co., Inc.(a)	115,800	3,147,444
Limited Brands, Inc.	71,000	1,901,380
Macy’s, Inc.	115,800	2,673,822
RadioShack Corp.	107,700	2,297,241
Stage Stores, Inc.	115,400	1,500,200

		22,051,609

Semiconductors — 1.4%
Fairchild Semiconductor International, Inc.*(a)	320,200	3,009,880
Lam Research Corp.*(a)	40,500	1,694,925
Micron Technology, Inc.*(a)	233,100	1,680,651

		6,385,456

Telecommunications — 2.0%
Anixter International, Inc.	41,550	2,243,284
CenturyLink, Inc.	47,900	1,890,134
Harris Corp.	75,900	3,361,611
RF Micro Devices, Inc.*	279,900	1,718,586

		9,213,615

Textiles, Apparel & Luxury Goods — 0.4%
Timberland Co. (The) (Class A Stock)*	88,400	1,751,204

Transportation — 1.4%
Genco Shipping & Trading Ltd. (Marshall Island)*(a)	30,200	481,388
Overseas Shipholding Group, Inc.	25,100	861,432
Ryder System, Inc.	27,500	1,176,175
Ship Finance International Ltd. (Bermuda)(a)	48,091	934,408
Tidewater, Inc.(a)	73,600	3,298,016

		6,751,419

Utilities — 4.1%
Alliant Energy Corp.	48,500	1,762,975
American Electric Power Co., Inc.	65,900	2,387,557
CenterPoint Energy, Inc.	66,200	1,040,664
CMS Energy Corp.(a)	346,600	6,245,732
DPL, Inc.	71,050	1,856,536
DTE Energy Co.	79,400	3,646,842
Edison International	28,300	973,237
SCANA Corp.	36,000	1,451,520

		19,365,063

TOTAL LONG-TERM INVESTMENTS (cost $417,853,658)		450,010,676

SHORT-TERM INVESTMENT — 20.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $96,284,073; includes $77,512,140 of cash collateral for securities on loan)(b)(w)	96,284,073	96,284,073

TOTAL INVESTMENTS — 116.8% (cost $514,137,731)		546,294,749

Liabilities in excess of other assets — (16.8)%		(78,700,358)

NET ASSETS — 100.0%		$467,594,391

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $74,885,862; cash collateral of $77,512,140 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$450,010,676	$—	$—
Affiliated Money Market Mutual Fund	96,284,073	—	—

Total	$546,294,749	$—	$—

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.2%

COMMON STOCKS

Aerospace — 1.4%
BE Aerospace, Inc.*	107,500	$3,258,325
Rockwell Collins, Inc.(a)	80,000	4,660,000

		7,918,325

Automotive Parts — 0.6%
BorgWarner, Inc.*	65,000	3,420,300

Biotechnology — 2.2%
Alexion Pharmaceuticals, Inc.*	135,000	8,688,600
Human Genome Sciences, Inc.*(a)	125,000	3,723,750

		12,412,350

Capital Markets — 0.6%
SEI Investments Co.	172,500	3,508,650

Chemicals — 0.5%
Sigma-Aldrich Corp.(a)	52,500	3,169,950

Clothing & Apparel — 0.8%
Coach, Inc.	110,000	4,725,600

Commercial Services — 2.5%
Alliance Data Systems Corp.*(a)	55,500	3,621,930
HMS Holdings Corp.*	103,500	6,100,290
Verisk Analytics, Inc. (Class A Stock)*	176,000	4,929,760

		14,651,980

Computer Hardware — 1.2%
Cognizant Technology Solutions Corp. (Class A Stock)*	104,000	6,704,880

Computer Services & Software — 7.4%
Cerner Corp.*(a)	75,500	6,341,245
Equinix, Inc.*	60,000	6,141,000
Informatica Corp.*(a)	210,000	8,066,100
Intuit, Inc.*	61,500	2,694,315
MICROS Systems, Inc.*(a)	110,000	4,656,300
NetApp, Inc.*	106,500	5,302,635
Quality Systems, Inc.	50,000	3,315,500
RealD, Inc.*(a)	61,500	1,137,135
salesforce.com, Inc.*	44,000	4,919,200

		42,573,430

Consumer Products & Services — 0.8%
Church & Dwight Co., Inc.(a)	75,500	4,902,970

Distribution/Wholesale — 1.0%
W.W. Grainger, Inc.(a)	50,500	6,015,055

Diversified Machinery — 0.7%
Flowserve Corp.	38,000	4,157,960

Education — 1.7%
DeVry, Inc.(a)	90,000	4,428,900
Strayer Education, Inc.(a)	29,500	5,147,750

		9,576,650

Electronic Components — 1.1%
AMETEK, Inc.	129,500	6,186,215

Electronics — 5.6%
Amphenol Corp. (Class A Stock)	106,500	5,216,370
Dolby Laboratories, Inc. (Class A Stock)*(a)	125,000	7,101,250
Gentex Corp.	162,500	3,170,375
National Instruments Corp.	168,500	5,503,210
Sensata Technologies Holding NV (Netherlands)*	210,000	4,149,600
Trimble Navigation Ltd.*(a)	199,500	6,990,480

		32,131,285

Entertainment & Leisure — 1.3%
WMS Industries, Inc.*(a)	190,000	7,233,300

Environmental Control — 0.6%
Nalco Holding Co.	138,500	3,491,585

Finance — 1.1%
MSCI, Inc. (Class A Stock)*	192,500	6,392,925

Financial — Bank & Trust — 0.9%
IntercontinentalExchange, Inc.*	51,500	5,393,080

Financial Services — 0.9%
Affiliated Managers Group, Inc.*	67,000	5,226,670

Food & Drug Retailers — 0.9%
Perrigo Co.(a)	80,000	5,137,600

Healthcare Equipment & Services — 0.4%
Catalyst Health Solutions Inc*	61,500	2,165,415

Healthcare Products — 1.6%
CareFusion Corp.*	100,000	2,484,000
Edwards Lifesciences Corp.*(a)	100,000	6,705,000

		9,189,000

Healthcare Providers & Services — 1.2%
Express Scripts, Inc.*	140,000	6,818,000

Hotels, Restaurants & Leisure — 1.1%
Hyatt Hotels Corp. (Class A Stock)*	80,000	2,991,200
Royal Caribbean Cruises Ltd. (Liberia)*(a)	110,500	3,484,065

		6,475,265

Industrial Products — 3.6%
Fastenal Co.(a)	145,500	7,739,145
Precision Castparts Corp.	51,000	6,494,850
Roper Industries, Inc.	95,000	6,192,100

		20,426,095

Internet Services — 4.1%
F5 Networks, Inc.*	77,000	7,993,370
GSI Commerce, Inc.*	150,000	3,705,000
Juniper Networks, Inc.*	92,500	2,807,375
NetFlix, Inc.*	26,000	4,216,160
Rackspace Hosting, Inc.*(a)	101,900	2,647,362
Sapient Corp.	160,000	1,915,200

		23,284,467

Leisure Equipment & Products — 0.8%
Hasbro, Inc.	100,000	4,451,000

Machinery — 1.0%
Cummins, Inc.	64,000	5,797,120

Manufacturing — 1.8%
Danaher Corp.	143,000	5,807,230
Pall Corp.	105,000	4,372,200

		10,179,430

Media — 1.7%
Discovery Communications, Inc. (Class A Stock)*(a)	102,500	4,463,875
Scripps Networks Interactive, Inc. (Class A Stock)	110,000	5,233,800

		9,697,675

Medical Supplies & Equipment — 3.4%
Intuitive Surgical, Inc.*	15,500	4,397,970
NuVasive, Inc.*(a)	185,000	6,500,900
ResMed, Inc.*(a)	102,500	3,363,025
Volcano Corp.*	210,000	5,455,800

		19,717,695

Metals & Mining — 0.6%
Cliffs Natural Resources, Inc.(a)	53,500	3,419,720

Oil, Gas & Consumable Fuels — 5.8%
Cameron International Corp.*	75,000	3,222,000
CARBO Ceramics, Inc.(a)	88,000	7,128,000
Concho Resources, Inc.*	148,000	9,793,160
Core Laboratories NV (Netherlands)(a)	83,000	7,307,320
Whiting Petroleum Corp.*	63,000	6,017,130

		33,467,610

Pharmaceuticals — 3.1%
BioMarin Pharmaceutical, Inc.*(a)	150,000	3,352,500
Mead Johnson Nutrition Co.	116,000	6,601,560
Salix Pharmaceuticals Ltd.*(a)	135,000	5,362,200
Watson Pharmaceuticals, Inc.*	55,500	2,348,205

		17,664,465

Real Estate Management & Development — 1.2%
Jones Lang LaSalle, Inc.	80,000	6,901,600

Retail & Merchandising — 7.1%
Bed Bath & Beyond, Inc.*	126,500	5,491,365
Dick’s Sporting Goods, Inc.*	110,000	3,084,400
Dollar Tree, Inc.*(a)	147,000	7,167,720
J. Crew Group, Inc.*(a)	110,000	3,698,200
Nordstrom, Inc.	136,000	5,059,200
Phillips-Van Heusen Corp.	80,000	4,812,800
Ross Stores, Inc.	126,000	6,882,120
Williams-Sonoma, Inc.	140,500	4,453,850

		40,649,655

Semiconductors — 6.6%
Analog Devices, Inc.(a)	144,500	4,534,410
Avago Technologies Ltd. (Singapore)*	273,500	6,156,485
Marvell Technology Group Ltd. (Bermuda)*	235,500	4,123,605
Microchip Technology, Inc.(a)	187,500	5,896,875
Rovi Corp.*(a)	172,500	8,695,725
Silicon Laboratories, Inc.*(a)	113,000	4,141,450
Varian Semiconductor Equipment Associates, Inc.*(a)	159,000	4,576,020

		38,124,570

Software — 2.8%
ANSYS, Inc.*	150,000	6,337,500
Citrix Systems, Inc.*	90,000	6,141,600
Solera Holdings, Inc.	78,000	3,444,480

		15,923,580

Specialty Retail — 2.0%
Jo-Ann Stores, Inc.*	100,000	4,455,000
Urban Outfitters, Inc.*(a)	220,000	6,916,800

		11,371,800

Telecommunications — 5.6%
American Tower Corp. (Class A Stock)*	113,000	5,792,380
NII Holdings, Inc.*	162,500	6,678,750
Polycom, Inc.*	105,000	2,864,400
SBA Communications Corp. (Class A Stock)*(a)	315,000	12,694,500
VeriFone Holdings, Inc.*	135,000	4,194,450

		32,224,480

Transportation — 2.1%
C.H. Robinson Worldwide, Inc.(a)	97,500	6,817,200
J.B. Hunt Transport Services, Inc.	148,500	5,152,950

		11,970,150

Waste Management — 1.8%
Stericycle, Inc.*(a)	150,000	10,422,000

TOTAL LONG-TERM INVESTMENTS (cost $411,342,462)		535,271,552

SHORT-TERM INVESTMENT — 40.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $231,276,991; includes $156,078,763 of cash collateral for securities on loan)(b)(w)	231,276,991	231,276,991

TOTAL INVESTMENTS — 133.5% (cost $642,619,453)		766,548,543

Liabilities in excess of other assets — (33.5)%		(192,349,379)

NET ASSETS — 100.0%		$574,199,164

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $151,788,895; cash collateral of $156,078,763 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$535,271,552	$—	$—
Affiliated Money Market Mutual Fund	231,276,991	—	—

Total	$766,548,543	$—	$—

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.0%

COMMON STOCKS

Aerospace — 5.1%
BE Aerospace, Inc.*	82,600	$2,503,606
HEICO Corp.(a)	80,900	3,692,276

		6,195,882

Apparel — 2.5%
Maidenform Brands, Inc.*	44,500	1,283,825
Steven Madden Ltd.*	43,150	1,771,739

		3,055,564

Chemicals — 4.0%
Ferro Corp.*	129,700	1,671,833
Sensient Technologies Corp.	51,800	1,579,382
Solutia, Inc.*	100,600	1,611,612

		4,862,827

Clothing & Apparel — 1.6%
Warnaco Group, Inc. (The)*	38,300	1,958,279

Commercial Services — 5.8%
Corporate Executive Board Co. (The)	48,300	1,524,348
Gartner, Inc.*	42,000	1,236,480
Green Dot Corp. (Class A Stock)*	26,200	1,270,176
HMS Holdings Corp.*	31,400	1,850,716
Steiner Leisure Ltd. (Bahamas)*	32,300	1,230,630

		7,112,350

Commercial Services & Supplies — 1.6%
Grand Canyon Education, Inc.*(a)	86,700	1,901,331

Computer Hardware — 1.2%
Riverbed Technology, Inc.*(a)	32,800	1,495,024

Computer Services & Software — 6.5%
LivePerson, Inc.*(a)	188,504	1,583,434
SS&C Technologies Holdings, Inc.*	113,100	1,786,980
Syntel, Inc.	36,559	1,626,875
TIBCO Software, Inc.*	89,500	1,587,730
VanceInfo Technologies, Inc., ADR (China)*	41,700	1,348,578

		7,933,597

Consumer Products & Services — 1.5%
DTS, Inc.*	46,500	1,774,905

Distribution/Wholesale — 1.0%
Watsco, Inc.	22,700	1,263,936

Diversified Financial Services — 1.7%
Portfolio Recovery Associates, Inc.*	32,200	2,081,730

Education — 1.2%
Capella Education Co.*	18,200	1,412,684

Electronic Components & Equipment — 1.3%
Littelfuse, Inc.*	36,400	1,590,680

Energy — Energy Resources — 1.4%
Concho Resources, Inc.*	24,900	1,647,633

Food — 2.3%
Diamond Foods, Inc.	36,900	1,512,531
TreeHouse Foods, Inc.*(a)	26,700	1,230,870

		2,743,401

Healthcare Products — 8.0%
Cyberonics, Inc.*	61,900	1,651,492
NuVasive, Inc.*(a)	44,600	1,567,244
Sirona Dental Systems, Inc.*	51,500	1,856,060
Thoratec Corp.*	6,700	247,766
Volcano Corp.*	83,700	2,174,526
Zoll Medical Corp.*	71,400	2,304,078

		9,801,166

Healthcare Services — 1.4%
Air Methods Corp.*	40,400	1,679,832

Hotels & Motels — 3.0%
7 Days Group Holdings Ltd. (China)*	35,200	633,248
Gaylord Entertainment Co.*(a)	58,700	1,790,350
Home Inns & Hotels Management, Inc. (China)*	25,500	1,260,720

		3,684,318

Internet — 4.8%
GSI Commerce, Inc.*	50,500	1,247,350
MakeMyTrip Ltd. (India)*	35,700	1,381,947
MercadoLibre, Inc. (Argentina)*	23,800	1,717,884
OpenTable, Inc.*(a)	22,300	1,518,184

		5,865,365

Internet Services — 2.5%
LoopNet, Inc.*	126,400	1,496,576
Rackspace Hosting, Inc.*(a)	61,900	1,608,162

		3,104,738

Lodging — 2.5%
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	276,700	3,085,205

Machinery & Equipment — 1.3%
Nordson Corp.	20,700	1,525,383

Miscellaneous Manufacturing — 2.7%
Actuant Corp. (Class A Stock)	67,700	1,554,392
Polypore International, Inc.*	58,600	1,767,376

		3,321,768

Oil & Gas — 2.7%
Brigham Exploration Co.*	94,800	1,777,500
Rosetta Resources, Inc.*	64,100	1,505,709

		3,283,209

Pharmaceuticals — 5.3%
Alexion Pharmaceuticals, Inc.*	29,200	1,879,312
Neogen Corp*	39,400	1,333,690
Salix Pharmaceuticals Ltd.*(a)	44,700	1,775,484
SXC Health Solutions Corp. (Canada)*	41,500	1,513,505

		6,501,991

Real Estate — 1.7%
HFF, Inc. (Class A Stock)*	37,829	351,053
Jones Lang LaSalle, Inc.(a)	20,000	1,725,400

		2,076,453

Retail & Merchandising — 7.2%
hhgregg, Inc.*(a)	71,600	1,772,816
Hibbett Sports, Inc.*(a)	52,600	1,312,370
HSN, Inc.*	40,800	1,219,920
MSC Industrial Direct Co., Inc. (Class A Stock)(a)	26,500	1,432,060
Tractor Supply Co.	42,700	1,693,482
Vitamin Shoppe, Inc.*	47,600	1,306,620

		8,737,268

Semiconductors — 1.5%
Cavium Networks, Inc.*(a)	62,700	1,803,252

Software — 4.6%
Global Defense Technology & Systems, Inc.*	91,981	1,260,140
Ultimate Software Group, Inc.*(a)	111,400	4,304,496

		5,564,636

Telecommunications — 6.8%
Aruba Networks, Inc.*	58,100	1,239,854
DigitalGlobe, Inc.*	41,900	1,273,760
Finisar Corp.*	83,700	1,572,723
LogMeIn, Inc.*(a)	55,700	2,004,086
Oclaro, Inc.*	137,700	2,204,577

		8,295,000

Transportation — 1.3%
HUB Group, Inc. (Class A Stock)*	54,700	1,600,522

TOTAL LONG-TERM INVESTMENTS (cost $104,998,250)		116,959,929

SHORT-TERM INVESTMENT — 25.9%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $31,519,814; includes $24,059,534 of cash collateral for securities on loan)(b)(w)	31,519,814	31,519,814

TOTAL INVESTMENTS — 121.9% (cost $136,518,064)		148,479,743

Liabilities in excess of other assets — (21.9)%		(26,683,505)

NET ASSETS — 100.0%		$121,796,238

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,151,477; cash collateral of $24,059,534 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$116,959,929	$—	$—
Affiliated Money Market Mutual Fund	31,519,814	—	—

Total	$148,479,743	$—	$—

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%

COMMON STOCKS — 96.7%

Argentina — 0.7%
Banco Macro SA, ADR(g)	17,790	$792,367
BBVA Banco Frances SA, ADR	55,285	547,322
Cresud SACIF y A, ADR(g)	92,801	1,488,528
Grupo Financiero Galicia SA, ADR*	39,330	392,513
IRSA Inversiones y Representaciones SA, ADR(g)	12,880	190,495
MercadoLibre, Inc.*	21,400	1,544,652
Petrobras Argentina SA (Class B Stock)(g)	48,072	79,129
Petrobras Energia SA, ADR	53,844	890,580
Telecom Argentina SA, ADR	71,330	1,510,769
Transportadora de Gas del Sur SA, ADR	68,030	253,752

		7,690,107

Botswana — 0.5%
Barclays Bank of Botswana Ltd.(g)	272,230	286,638
Botswana Insurance Holdings Ltd.(g)	425,050	643,951
First National Bank of Botswana(g)	2,827,716	1,113,837
Letshego Holdings Ltd.(g)	7,821,241	2,369,836
Sechaba Breweries Ltd.(g)	464,634	725,038
Standard Chartered Bank Botswana Ltd.(g)	245,110	499,455

		5,638,755

Brazil — 6.4%
AES Tiete SA (PRFC Shares)	31,800	422,121
All America Latina Logistica SA	122,000	1,244,515
American Banknote SA	13,900	149,762
Anhanguera Educacional Participacoes SA	16,600	294,326
B2W Cia Global Do Varejo	6,000	110,319
Banco Bradesco SA (PRFC Shares)	157,067	3,141,340
Banco do Brasil SA	73,076	1,377,293
Banco do Estado do Rio Grande do Sul	36,000	358,936
Banco Santander Brasil SA	46,100	625,293
BM&FBOVESPA SA	166,899	1,396,743
BR Malls Participacoes SA	34,200	282,372
Bradespar SA (PRFC Shares)	22,400	534,052
Braskem SA (PRFC A Shares)*	35,000	352,482
BRF — Brasil Foods SA	84,060	1,276,301
Brookfield Incorporacoes SA	44,000	234,823
Centrais Eletricas Brasileiras SA (PRFC B Shares)	81,400	1,211,859
Cia Brasileira de Distribuicao Grupo Pao de Acucar (PRFC A Shares)	17,473	600,092
Cia de Bebidas das Americas (PRFC Shares)	21,644	2,640,261
Cia de Concessoes Rodoviarias	35,500	909,530
Cia de Saneamento Basico do Estado de Sao Paulo	28,200	630,167
Cia de Saneamento de Minas Gerais-COPASA	18,200	278,378
Cia de Transmissao de Energia Eletrica Paulista (PRFC Shares)	5,051	155,082
Cia Energetica de Minas Gerais (PRFC Shares)	69,172	1,124,249
Cia Energetica de Sao Paulo (PRFC B Shares)	32,400	484,277
Cia Hering	6,300	273,968
Cia Paranaense de Energia (PRFC B Shares)	24,800	543,343
Cia Siderurgica Nacional SA	66,200	1,153,805
Cielo SA	154,600	1,334,019
Cosan SA Industria e Comercio	11,400	168,170
CPFL Energia SA	23,600	542,577
Cyrela Brazil Realty SA Empreendimentos e Participacoes	36,400	513,515
Diagnosticos da America SA	40,400	479,213
Drogasil SA	14,800	377,872
Duratex SA	11,959	128,496
EcoRodovias Infrastructura e Logistica SA, 144A*	52,000	345,745
EDP — Energias do Brasil SA	13,300	285,180
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (PRFC B Shares)	21,000	373,830
Empresa Brasileira de Aeronautica SA	157,200	1,098,170
Fibria Celulose SA*	21,512	369,722
Gafisa SA	76,600	587,629
Gerdau SA (PRFC Shares)	54,800	738,116
Gol Linhas Aereas Inteligentes SA (PFRC Shares)	14,000	216,123
Hypermarcas SA*	48,200	739,522
Investimentos Itau SA (PRFC Shares)	267,455	2,028,042
Itau Unibanco Holding SA (PFRC Shares)	186,372	4,431,292
JBS SA	91,700	395,090
Light SA	27,700	353,944
LLX Logistica SA*	90,200	491,515
Localiza Rent A Car	27,700	461,667
Lojas Americanas SA (PRFC Shares)	54,400	491,915
Lojas Renner SA	20,000	679,669
Lupatech SA*	12,400	163,208
Marcopolo SA (PRFC Shares)	69,000	225,106
Marfrig Alimentos SA	34,840	352,106
Metalurgica Gerdau SA (PRFC Shares)	19,100	307,835
MRV Engenharia e Participacoes SA	35,700	342,864
Multiplan Empreendimentos Imobiliarios SA	13,200	280,617
Natura Cosmeticos SA	22,300	602,443
NET Servicos de Comunicacao SA (PRFC Shares)*	36,500	475,665
OGX Petroleo e Gas Participacoes SA*	90,700	1,180,387
PDG Realty SA Empreendimentos e Participacoes	68,800	818,118
Petroleo Brasileiro SA (PRFC Shares)	443,000	7,168,641

Randon Participacoes SA (PRFC Shares)	43,500	305,940
Redecard SA	88,800	1,386,582
Rossi Residencial SA	28,400	267,047
Souza Cruz SA	14,800	747,697
Suzano Papel e Celulose SA (PRFC Shares)	34,125	322,090
Tam SA (PRFC Shares)	15,000	339,894
Tele Norte Leste Participacoes SA (PRFC Shares)	56,600	801,499
Telecomunicacoes de Sao Paulo SA (PRFC Shares)	6,500	159,427
Telemar Norte Leste SA (PRFC A Shares)*	3,800	100,637
Tim Participacoes SA (PRFC Shares)	156,000	505,248
Totvs SA	5,600	425,957
Tractebel Energia SA	34,900	521,850
Transmissora Alianca de Energia Eletrica SA(g)	12,900	253,349
Ultrapar Participacoes SA (PRFC Shares)	12,600	756,819
Usinas Siderurgicas de Minas Gerais SA (PRFC A Shares)	47,800	640,723
Vale SA (PRFC A Shares)	280,300	7,680,088
Vivo Participacoes SA (PRFC Shares)	29,775	808,606
Weg SA	51,900	570,839

		67,948,004

Bulgaria — 0.2%
Bulgarian American Credit Bank JSCO*(g)	23,904	174,105
CB First Investment Bank AD*(g)	155,563	208,176
Central Cooperative Bank AD*(g)	87,402	70,056
Chimimport AD*(g)	265,946	483,791
Corporate Commercial Bank AD(g)	3,940	159,275
Industrial Holding Bulgaria PLC*(g)	72,512	67,420
MonBat AD*(g)	48,227	220,505
Olovno Tzinkov Komplex AD*(g)	9,086	70,319
Petrol AD*(g)	90,727	168,143
Sopharma AD Sofia*(g)	197,237	538,888

		2,160,678

Chile — 2.9%
Administradora de Fondos de Pensiones Provida SA	43,600	182,549
Administradora de Fondos de Pensiones Provida SA, ADR	5,500	346,005
AES Gener SA	755,000	418,376
Almendral SA	2,494,900	301,874
Antarchile SA	50,200	1,109,559
Banco de Chile	16,215,676	2,397,231
Banco de Credito e Inversiones	19,946	1,200,101
Banco Santander Chile	15,480,750	1,440,368
Banmedica SA(g)	148,000	244,193
CAP SA	21,700	1,075,914
Centros Comerciales Sudamericanos SA	256,450	1,736,532
Cia Cervecerias Unidas SA, ADR	7,100	395,115
Cia General de Electricidad	38,850	263,472
Cia Sudamericana de Vapores SA*	297,900	377,572
Colbun SA	2,044,050	583,229
Embotelladora Andina SA, ADR (Class B Stock)	18,950	542,918
Empresa Nacional de Electricidad SA	896,750	1,622,345
Empresa Nacional de Telecomunicaciones SA	30,850	501,038
Empresas CMPC SA	30,862	1,671,838
Empresas COPEC SA	135,250	2,534,976
Empresas La Polar SA	66,800	499,981
Enersis SA	2,927,400	1,380,021
Enersis SA, ADR	6,700	157,517
Grupo Security SA	692,880	338,238
Inversiones Aguas Metropolitanas SA	252,500	378,502
Lan Airlines SA, ADR	35,950	1,058,368
Madeco SA	4,480,000	272,700
Minera Valparaiso SA(g)	3,281	120,752
Parque Arauco SA	181,800	355,218
Quinenco SA	65,750	231,107
Ripley Corp. SA	188,700	264,527
SACI Falabella	274,050	2,666,555
Salfacorp SA	212,650	593,565
Sociedad de Inversiones Pampa Calichera SA (Class A Stock)	207,000	406,596
Sociedad Matriz Banco de Chile (Class B Stock)	831,050	233,687
Sociedad Quimica y Minera de Chile SA, ADR	23,900	1,152,936
Socovesa SA	350,450	199,256
Sonda SA	334,450	757,206
Vina Concha y Toro SA	76,150	182,640
Vina Concha y Toro SA, ADR	4,800	230,016

		30,424,593

China — 9.5%
Agile Property Holdings Ltd.	158,000	179,202
Agricultural Bank of China Ltd. (Class H Stock)*	1,713,000	887,536
Air China Ltd. (Class H Stock)*	346,000	478,050
Alibaba.com Ltd.*	190,500	396,770
Aluminum Corp. of China Ltd. (Class H Stock)*	524,000	494,362
Angang Steel Co. Ltd. (Class H Stock)	260,000	417,536
Anhui Conch Cement Co. Ltd. (Class H Stock)	128,000	581,529
Anta Sports Products Ltd.	132,000	305,891
Avichina Industry & Technology Co. (Class H Stock)	692,000	343,376
Baidu, Inc., ADR*	40,200	4,125,324
Bank of China Ltd. (Class H Stock)	5,402,000	2,833,685
Bank of Communications Co. Ltd. (Class H Stock)	588,000	635,831
BBMG Corp. (Class H Stock)	161,000	226,180
Beijing Capital International Airport Co. Ltd. (Class H Stock)	342,000	179,841
Beijing Enterprises Holdings Ltd.	83,000	590,500
BOE Technology Group Co. Ltd. (Class B Stock)*	576,700	143,453
Brilliance China Automotive Holdings Ltd.*	750,000	558,717

BYD Co. Ltd. (Class H Stock)	83,500	671,005
Chaoda Modern Agriculture Holdings Ltd.	477,520	395,736
China Agri-Industries Holdings Ltd.	239,000	338,839
China Citic Bank (Class H Stock)	745,000	475,296
China Coal Energy Co. (Class H Stock)	586,000	969,762
China Communications Construction Co. Ltd. (Class H Stock)	590,000	561,191
China Communications Services Corp. Ltd. (Class H Stock)	638,000	378,252
China Construction Bank Corp. (Class H Stock)	6,182,000	5,418,019
China COSCO Holdings Co. Ltd. (Class H Stock)*	544,000	614,895
China Dongxiang Group Co.	550,000	316,155
China Eastern Airlines Corp. Ltd. (Class H Stock)*	500,000	305,458
China Everbright Ltd.	110,000	261,998
China High Speed Transmission Equipment Group Co. Ltd.	190,000	412,381
China International Marine Containers Co. Ltd. (Class B Stock)	185,700	316,886
China Life Insurance Co. Ltd. (Class B Stock)	283,022	245,051
China Life Insurance Co. Ltd. (Class H Stock)	691,000	2,729,676
China Longyuan Power Group Corp. (Class H Stock)*	630,000	625,222
China Medical Technologies, Inc., ADR*	24,000	311,760
China Mengniu Dairy Co. Ltd.	273,000	844,455
China Merchants Bank Co. Ltd. (Class H Stock)	385,269	993,109
China Merchants Holdings International Co. Ltd.	182,000	661,490
China Minsheng Banking Corp Ltd. (Class H Stock)	385,000	344,864
China Mobile Ltd.	869,000	8,898,490
China National Building Material Co. Ltd. (Class H Stock)	202,000	473,312
China National Materials Co. Ltd. (Class H Stock)	350,000	291,409
China Oilfield Services Ltd. (Class H Stock)	294,000	460,011
China Overseas Land & Investment Ltd.	378,720	801,483
China Pacific Insurance Group Co. Ltd. (Class H Stock)	103,200	387,722
China Petroleum & Chemical Corp. (Class H Stock)	2,064,000	1,830,209
China Railway Construction Corp. (Class H Stock)	293,200	394,518
China Railway Group Ltd. (Class H Stock)	742,000	581,447
China Resources Enterprise Ltd.	226,000	1,023,850
China Resources Gas Group Ltd.	150,000	220,780
China Resources Land Ltd.	196,000	398,626
China Resources Power Holdings Co. Ltd.	355,400	764,040
China Shanshui Cement Group Ltd.	250,000	153,373
China Shenhua Energy Co. Ltd. (Class H Stock)	436,000	1,803,824
China Shineway Pharmaceutical Group Ltd.	75,000	264,376
China Shipping Container Lines Co. Ltd. (Class H Stock)*	604,000	222,641
China Shipping Development Co. Ltd. (Class H Stock)	230,000	316,593
China Southern Airlines Co. Ltd. (Class H Stock)*	632,000	366,549
China Taiping Insurance Holdings Co. Ltd.*	80,000	268,597
China Telecom Corp. Ltd. (Class H Stock)	2,374,000	1,303,446
China Travel International Investment Hong Kong Ltd.*	690,000	162,743
China Unicom Hong Kong Ltd.	892,052	1,306,084
China Vanke Co. Ltd. (Class B Stock)	137,500	173,850
China Yurun Food Group Ltd.	187,000	694,123
China Zhongwang Holdings Ltd.	172,400	106,877
Chongqing Changan Automobile Co. Ltd. (Class B Stock)	413,280	369,663
CITIC Pacific Ltd.	229,000	522,410
CNOOC Ltd.	1,924,000	3,729,542
CNPC Hong Kong Ltd.	230,000	297,029
COSCO Pacific Ltd.	364,000	547,958
Country Garden Holdings Co.	1,415,000	461,402
CSR Corp. Ltd. (Class H Stock)	300,000	283,805
Ctrip.com International Ltd., ADR*	24,400	1,165,100
Datang International Power Generation Co. Ltd. (Class H Stock)	892,000	372,488
Dongfang Electric Corp. Ltd. (Class H Stock)	80,600	378,648
Dongfeng Motor Group Co. Ltd. (Class H Stock)	540,000	1,105,215
Evergrande Real Estate Group Ltd.	1,024,000	345,783
Focus Media Holding Ltd., ADR*	19,300	468,990
Foxconn International Holding Ltd.*	220,000	161,622
Global Bio-Chem Technology Group Co. Ltd.*	1,064,000	170,046
Golden Eagle Retail Group Ltd.	74,000	209,825
Great Wall Motor Co. Ltd. (Class H Stock)	115,000	311,257
Guangdong Investment Ltd.	340,000	177,475
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	457,909	788,476
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	99,600	139,923
Guangzhou Shipyard International Co. Ltd. (Class H Stock)	183,505	342,940
Harbin Power Equipment Co. Ltd. (Class H Stock)	344,000	427,847
Huaneng Power International, Inc. (Class H Stock)	646,000	402,145
Industrial & Commercial Bank of China Ltd. (Class H Stock)	4,973,000	3,704,665

Inner Mongolia Eerduosi Cashmere Products Co. Ltd. (Class B Stock)	133,600	167,802
Inner Mongolia Yitai Coal Co. (Class B Stock)	74,392	422,770
Jiangsu Expressway Co. Ltd. (Class H Stock)	274,000	287,107
Jiangxi Copper Co. Ltd. (Class H Stock)	197,000	499,175
Kingboard Chemical Holdings Ltd.	86,500	438,138
Lee & Man Paper Manufacturing Ltd.	275,000	242,787
Lenovo Group Ltd.	694,000	428,448
Li Ning Co. Ltd.	148,500	450,734
Lianhua Supermarket Holdings Co. Ltd. (Class H stock)	50,000	202,027
Lonking Holdings Ltd.	281,000	283,939
Maanshan Iron & Steel (Class H Stock)	392,000	245,036
Metallurgical Corp. of China Ltd. (Class H Stock)*	375,000	195,261
Mindray Medical International Ltd., ADR	11,600	343,012
Netease.com, ADR*	22,300	879,512
New Oriental Education & Technology Group, Inc., ADR*	7,100	692,818
Nine Dragons Paper Holdings Ltd.	289,000	500,610
NVC Lighting Holdings Ltd.	687,000	347,093
Parkson Retail Group Ltd.	288,000	501,105
PetroChina Co. Ltd. (Class H Stock)	2,458,000	2,860,700
PICC Property & Casualty Co. Ltd. (Class H Stock)*	284,000	384,335
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	154,500	1,577,089
Poly (Hong Kong) Investments Ltd.	323,000	346,361
Ports Design Ltd.	82,500	228,078
Real Gold Mining Ltd.*	209,000	371,192
Semiconductor Manufacturing International Corp.*	3,851,000	277,948
Shanda Interactive Entertainment Ltd., ADR*	6,200	242,730
Shandong Chenming Paper Holdings Ltd. (Class B Stock)	360,387	294,019
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	192,000	546,885
Shanghai Electric Group Co. Ltd. (Class H Stock)	458,000	254,417
Shanghai Haixin Group Co. (Class B Stock)*	451,500	186,921
Shanghai Industrial Holdings Ltd.	79,000	399,131
Shimao Property Holdings Ltd.	167,000	277,657
Sina Corp.*	12,400	627,192
Sino Biopharmaceutical Ltd.	548,000	221,069
Sino-Ocean Land Holdings Ltd.	701,000	486,978
Sinofert Holdings Ltd.*	608,000	350,279
Sinopharm Group Co. (Class H Stock)	128,400	530,390
Soho China Ltd.	315,000	223,699
Sohu.com, Inc.*	5,500	316,910
Suntech Power Holdings Co. Ltd., ADR*	29,300	282,452
Tencent Holdings Ltd.	116,900	2,555,307
Tingyi Cayman Islands Holding Corp.	338,000	932,252
Tsingtao Brewery Co. Ltd. (Class H Stock)	78,000	449,371
United Laboratories International Holdings Ltd. (The)	120,000	232,921
VODone Ltd.	650,000	187,657
Want Want China Holdings Ltd.	1,055,400	979,382
Weichai Power Co. Ltd. (Class H Stock)	33,000	348,763
Wumart Stores, Inc. (Class H Stock)	137,000	327,719
WuXi PharmaTech Cayman, Inc., ADR*	15,000	257,400
Yangzijiang Shipbuilding Holdings Ltd.	323,000	432,271
Yantai Changyu Pioneer Wine Co. (Class B Stock)	31,100	396,824
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	310,000	760,731
Zhaojin Mining Industry Co. Ltd. (Class H Stock)	92,000	283,393
Zhejiang Expressway Co. Ltd. (Class H Stock)	374,000	352,846
Zhejiang Southeast Electric Power Co. (Class B Stock)	275,000	159,775
Zijin Mining Group Co. Ltd. (Class H Stock)	560,000	476,359
ZTE Corp. (Class H Stock)	76,440	304,426

		99,973,713

Colombia — 1.6%
Almacenes Exito SA	106,165	1,318,849
Banco de Bogota SA	19,400	559,962
BanColombia SA, ADR	38,700	2,539,881
Bolsa de Valores de Colombia	10,500,000	231,384
Cementos Argos SA	70,500	493,075
Cia Colombiana de Inversiones SA	122,600	462,757
Corp Financiera Colombiana SA	17,943	344,609
Ecopetrol SA	1,049,900	2,156,271
Empresa de Telecomunicaciones de Bogota	448,000	193,718
Grupo Aval Acciones y Valores	1,241,600	916,615
Grupo Nacional de Chocolates SA	144,894	2,087,896
Interconexion Electrica SA	269,600	2,110,050
Inversiones Argos SA	114,100	1,444,023
Isagen SA ESP	643,800	884,463
Mineros SA	69,000	264,272
Suramericana de Inversiones SA	40,000	851,711
Textiles Fabricato Tejicondor SA*	9,438,400	143,550

		17,003,086

Croatia — 0.8%
Adris Grupa dd (PRFC Shares)(g)	19,093	985,998
Atlantska Plovidba dd(g)	2,227	338,352
Dalekovod dd*	6,170	309,279
Ericsson Nikola Tesla(g)	1,815	447,768
Hrvatske telekomunikacije dd(g)	74,057	3,782,872
INA Industrija Nafte dd*(g)	3,102	975,089

Institut Gradevinarstva Hrvatske dd(g)	660	192,153
Koncar-Elektroindustrija dd*(g)	4,788	430,029
Petrokemija dd*(g)	8,297	238,998
Podravka dd*(g)	11,300	617,382
Privredna Banka Zagreb dd	660	59,403
VIRO Tvornica Secera*	435	24,906

		8,402,229

Czech Republic — 1.6%
CEZ A/S	132,050	5,912,747
Komercni Banka A/S*	18,550	4,046,118
New World Resources NV (Class A Stock)	195,050	2,274,213
Pegas Nonwovens SA*	20,937	527,917
Philip Morris CR A/S	1,000	517,590
Telefonica O2 Czech Republic A/S	83,600	1,788,270
Unipetrol*	138,600	1,605,273

		16,672,128

Egypt — 1.4%
Alexandria Mineral Oils Co.	4,500	32,218
Arab Cotton Ginning*	637,670	611,572
Commercial International Bank	254,600	1,918,556
Eastern Co.	12,520	279,319
Egyptian Co. for Mobile Services	13,490	420,695
Egyptian Financial & Industrial Co.*	37,180	125,131
Egyptian Financial Group-Hermes Holding	133,940	684,169
Egyptian Kuwaiti Holding Co.	226,901	360,773
Egyptian Resorts Co.*	1,659,367	559,632
El Ezz Aldekhela Steel Alexandria(g)	1,380	203,294
ElSwedy Cables Holding Co.*	29,510	366,892
Ezz Steel*	145,920	493,406
Ghabbour Auto	39,000	300,053
Maridive & Oil Services SAE	208,128	591,083
Medinet Nasr Housing	17,100	93,054
Misr Beni Suef Cement Co.	7,820	249,957
National Societe Generale Bank SAE	31,735	209,597
Nile Cotton Ginning	74,450	171,969
Olympic Group Financial Investments	30,000	142,333
Orascom Construction Industries	49,430	2,173,687
Orascom Telecom Holding SAE*	1,623,781	1,437,530
Oriental Weavers	72,671	421,244
Palm Hills Developments SAE*	308,200	312,910
Pioneers Holding	382,500	248,595
Sidi Kerir Petrochemcials Co.	236,510	538,410
Six of October Development & Investment*	13,658	220,932
South Valley Cement	242,068	226,208
Suez Cement(g)	38,000	282,480
Talaat Moustafa Group*	530,500	654,156
Telecom Egypt	233,050	715,565

		15,045,420

Estonia — 0.4%
AS Nordecon International*(g)	60,000	110,423
Merko Ehitus A/S(g)	32,608	362,291
Olympic Entertainment Group A/S*(g)	444,536	696,917
Tallink Group Ltd. A/S*(g)	2,830,200	2,546,462
Tallinna Kaubamaja A/S(g)	88,428	679,900
Tallinna Vesi A/S (Class A Stock)(g)	21,500	208,101

		4,604,094

Ghana — 0.2%
CAL Bank Ltd.(g)	1,140,075	232,015
Ghana Commercial Bank Ltd.(g)	1,190,800	1,671,298
Standard Chartered Bank/Ghana(g)	13,000	401,404

		2,304,717

Hungary — 1.6%
Egis Gyogyszergyar Nyrt	4,550	500,714
Magyar Telekom Telecommunications PLC	838,690	2,752,303
MOL Hungarian Oil and Gas Nyrt*	42,330	4,448,352
OTP Bank PLC*	213,950	5,616,906
Richter Gedeon Nyrt	16,200	3,757,388

		17,075,663

India — 6.3%
ABB Ltd.	9,590	196,751
ACC Ltd.	15,500	341,442
Adani Enterprises Ltd.	23,400	345,155
Adani Power Ltd.*	139,800	416,896
Aditya Birla Nuvo Ltd.	9,400	179,423
Ambuja Cements Ltd.	70,000	219,027
Amtek Auto Ltd.	30,090	110,624
Apollo Hospitals Enterprise Ltd.	29,000	293,420
Asian Paints Ltd.	7,200	426,728
Axis Bank Ltd.	29,900	1,022,462
Bajaj Auto Ltd.	16,000	523,387
Bajaj Hindusthan Ltd.	39,400	116,354
Balrampur Chini Mills Ltd.	75,700	156,168
Bank of Baroda	18,000	349,505
Bank of India	30,000	345,466
Bharat Forge Ltd.	28,500	229,915
Bharat Heavy Electricals Ltd.	17,720	977,390
Bharat Petroleum Corp. Ltd.	13,600	226,858
Bharti Airtel Ltd.	357,480	2,914,096
Bosch Ltd.	2,600	357,627
Cadila Healthcare Ltd.	14,000	204,322
Cairn India Ltd.	52,880	394,232
Canara Bank	24,000	311,410
CESC Ltd.	25,000	214,059
Cipla Ltd.	51,810	371,669
Colgate-Palmolive India Ltd.	7,200	139,602
Container Corp. of India	9,900	286,392
Crompton Greaves Ltd.	23,450	163,187
Cummins India Ltd.	21,000	343,870
Dabur India Ltd.	93,400	224,484
Divi’s Laboratories Ltd.	10,000	153,522
DLF Ltd.	45,330	381,525
Dr. Reddys Laboratories Ltd.	15,800	506,929
Educomp Solutions Ltd.	13,000	176,000
Essar Oil Ltd.*	53,050	152,061
Exide Industries Ltd.	96,500	351,446
Gail India Ltd.	22,200	235,932
GAIL India Ltd., GDR	10,055	641,509
Glaxosmithkline Pharmaceuticals Ltd.	4,500	221,315
Glenmark Pharmaceuticals Ltd.	55,090	367,491

GMR Infrastructure Ltd.*	379,500	479,706
Godrej Consumer Products Ltd.	26,000	234,859
Gujarat State Petronet Ltd.	95,000	232,135
GVK Power & Infrastructure Ltd.*	457,800	473,744
HCL Technologies Ltd.	32,000	299,633
HDFC Bank Ltd., ADR	8,310	1,532,115
Hero Honda Motors Ltd.	13,100	541,667
Hindalco Industries Ltd.	75,000	328,892
Hindalco Industries Ltd., GDR, 144A	37,400	164,006
Hindustan Petroleum Corp Ltd.	25,000	282,158
Hindustan Unilever Ltd.	196,400	1,350,783
Housing Development & Infrastructure Ltd.*	32,657	188,267
Housing Development Finance Corp.	143,500	2,341,475
ICICI Bank Ltd., ADR	33,580	1,673,963
IDBI Bank Ltd.	95,000	322,199
Idea Cellular Ltd.*	285,260	467,551
IFCI Ltd.	142,000	192,925
Indiabulls Financial Services Ltd.	47,800	151,426
Indiabulls Real Estate Ltd.*	57,100	217,357
Indiabulls Securities Ltd.	258,300	156,641
Indian Hotels Co. Ltd.	108,000	237,223
Indian Oil Corp. Ltd.	83,500	774,514
Infosys Technologies Ltd., ADR	65,730	4,424,286
Infrastructure Development Finance Co. Ltd.	150,970	681,188
ITC Ltd.	335,960	1,333,074
IVRCL Infrastructures & Projects Ltd.	46,200	164,504
Jain Irrigation Systems Ltd.	12,800	338,765
Jaiprakash Associates Ltd.	109,805	295,192
Jaiprakash Power Ventures Ltd.*	140,200	198,748
Jindal Steel & Power Ltd.	42,160	663,573
JSW Energy Ltd.	214,700	565,956
JSW Steel Ltd.	12,500	370,939
Kotak Mahindra Bank Ltd.	46,958	497,743
Lanco Infratech Ltd.	237,000	379,749
Larsen & Toubro Ltd., GDR	22,062	1,012,094
LIC Housing Finance Ltd.	8,500	271,760
Lupin Ltd.	24,000	207,286
Mahindra & Mahindra Ltd., GDR	58,660	908,643
Maruti Suzuki India Ltd.	12,590	403,715
Mphasis Ltd.	13,300	184,013
Mundra Port & Special Economic Zone Ltd.	157,500	587,624
Nagarjuna Construction Co.	67,500	235,690
Nestle India Ltd.	3,000	225,803
NHPC Ltd.	460,100	324,584
NTPC Ltd.	274,700	1,326,275
Oil & Natural Gas Corp. Ltd.	58,630	1,832,033
Oil India Ltd.	10,200	340,991
Patni Computer Systems Ltd.	23,500	216,905
Piramal Healthcare Ltd.	27,100	301,245
Power Grid Corp. of India Ltd.	211,290	500,776
Punj Lloyd Ltd.	36,100	101,668
Ranbaxy Laboratories Ltd., GDR*	33,030	417,169
Reliance Capital Ltd.	24,100	418,552
Reliance Communications Ltd.	225,400	845,219
Reliance Industries Ltd., GDR, 144A	93,900	4,187,940
Reliance Infrastructure Ltd.	28,350	674,507
Reliance Natural Resources Ltd.	121,270	104,308
Reliance Power Ltd.*	129,530	463,523
Rural Electrification Corp. Ltd.	31,000	236,527
Satyam Computer Services Ltd.	141,700	284,598
Sesa Goa Ltd.	65,100	475,483
Shree Renuka Sugars Ltd.	81,000	158,539
Siemens India Ltd.	16,500	302,368
State Bank of India Ltd., GDR (CHIX)	3,900	558,870
State Bank of India Ltd., GDR (OTC)	5,370	767,910
Steel Authority of India Ltd.	62,400	284,817
Sterlite Industries India Ltd.	122,320	454,328
Sun Pharmaceutical Industries Ltd.	14,790	665,032
Sun TV Network Ltd.	27,500	317,625
Suzlon Energy Ltd.*	91,000	106,118
Tata Chemicals Ltd.	34,200	304,135
Tata Communications Ltd.*	18,000	122,797
Tata Consultancy Services Ltd.	64,960	1,340,039
Tata Motors Ltd., ADR	24,490	624,740
Tata Power Co. Ltd.	22,640	682,802
Tata Steel Ltd.	34,990	507,583
Tata Tea Ltd.	36,000	96,299
Tata Teleservices Maharashtra Ltd.*	253,600	124,726
Titan Industries Ltd.	2,100	153,005
Torrent Power Ltd.	35,200	253,885
Ultra Tech Cement Ltd.	11,000	260,122
Unitech Ltd.	201,190	395,351
United Spirits Ltd.	17,210	602,589
Videocon Industries Ltd.	38,300	231,454
Wipro Ltd.	80,333	803,509
Yes Bank Ltd.	45,000	350,657
Zee Entertainment Enterprises Ltd.	55,100	368,110

		66,072,948

Indonesia — 3.2%
Adaro Energy PT	3,905,600	886,144
AKR Corporindo Tbk PT	3,689,000	624,133
Aneka Tambang Tbk PT	860,000	228,852
Astra Agro Lestari Tbk PT	95,500	221,496
Astra International Tbk PT	552,000	3,506,823
Bakrie and Brothers Tbk PT*	42,145,500	254,998
Bakrie Sumatera Plantations Tbk PT	5,068,500	193,086
Bakrie Telecom Tbk PT*	10,700,000	281,737
Bakrieland Development Tbk PT	9,500,000	163,922
Bank Central Asia Tbk PT	3,479,500	2,612,062
Bank Danamon Indonesia Tbk PT	852,500	554,006
Bank Mandiri Tbk PT	1,941,500	1,566,252
Bank Negara Indonesia Persero Tbk PT	1,013,500	417,323
Bank Pan Indonesia Tbk PT*	1,476,000	188,531
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,720,700	300,761
Bank Rakyat Indonesia	1,442,000	1,615,686
Bank Tabungan Negara Tbk PT	1,023,100	208,632
Barito Pacific Tbk PT*	1,361,500	192,212
Bayan Resources Tbk PT*	262,500	330,882
Berlian Laju Tanker Tbk PT*	6,511,500	204,282
Bumi Resources Tbk PT	5,635,000	1,341,667
Charoen Pokphand Indonesia Tbk PT	540,500	526,874

Delta Dunia Makmur Tbk PT*	2,059,100	237,633
Energi Mega Persada Tbk PT*	14,559,500	185,970
Gudang Garam Tbk PT	138,000	797,849
Indah Kiat Pulp & Paper Corp. Tbk PT*	567,000	147,706
Indika Energy Tbk PT	700,000	260,784
Indo Tambangraya Megah PT	121,500	566,319
Indocement Tunggal Prakarsa Tbk PT	512,000	1,055,552
Indofood Sukses Makmur Tbk PT	1,150,000	702,241
Indosat Tbk PT	518,500	319,524
International Nickel Indonesia Tbk PT	471,000	257,269
Jasa Marga PT	800,000	286,835
Kalbe Farma Tbk PT	1,030,000	294,286
Lippo Karawaci Tbk PT*	3,963,500	248,690
Medco Energi Internasional Tbk PT	461,000	171,745
Perusahaan Gas Negara PT	4,316,500	1,862,020
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	240,000	264,874
Semen Gresik Persero Tbk PT	768,500	852,454
Summarecon Agung Tbk PT	2,382,500	293,641
Tambang Batubara Bukit Asam Tbk PT	294,500	641,795
Telekomunikasi Indonesia Tbk PT	3,995,500	4,118,611
Timah Tbk PT	1,050,000	370,588
Unilever Indonesia Tbk PT	388,000	732,527
United Tractors Tbk PT	858,500	1,967,095
Xl Axiata Tbk PT*	678,800	410,702

		33,467,071

Jordan — 0.8%
Arab Bank PLC(g)	266,386	3,949,234
Arab Potash Co.(g)	30,863	1,522,996
Cairo Amman Bank(g)	56,818	218,207
Capital Bank of Jordan*(g)	65,259	131,762
Dar Al Dawa Development & Investment Co. Ltd.*(g)	10,200	53,718
Jordan Petroleum Refinery Co.(g)	37,161	278,084
Jordan Phosphate Mines(g)	13,180	263,507
Jordan Steel(g)	86,110	265,047
Jordan Telecom(g)	39,000	291,846
Jordanian Electric Power Co.(g)	126,009	727,676
Middle East Complex For Engineering Electric and Heavy Industries PLC*	14,500	7,985
Tameer Jordan Holdings PSC*	404,950	303,034
United Arab Investors*	260,300	194,789

		8,207,885

Kazakhstan — 0.8%
Eurasian Natural Resources Corp.	150,800	2,175,843
Halyk Savings Bank of Kazakhstan JSC, GDR*(g)	186,044	1,598,118
Kazakhmys PLC	117,200	2,673,260
KazMunaiGas Exploration Production, GDR	103,300	1,825,311

		8,272,532

Kenya — 0.8%
Athi River Mining Ltd.	115,000	260,619
Bamburi Cement Co. Ltd.(g)	36,000	94,514
Barclays Bank of Kenya Ltd.(g)	691,500	578,034
British American Tobacco Kenya Ltd.(g)	105,000	352,384
Co-operative Bank of Kenya Ltd. (Class L Stock)(g)	1,418,600	321,491
East African Breweries Ltd.(g)	700,000	1,629,722
Equity Bank Ltd.(g)	3,275,000	1,084,907
KenolKobil Ltd. Group(g)	1,854,200	228,474
Kenya Airways Ltd.(g)	628,600	356,142
Kenya Commercial Bank Ltd.(g)	3,263,640	838,644
Kenya Electricity Generating Co. Ltd.(g)	764,500	167,101
Kenya Power & Lighting Co. Ltd.	118,800	347,205
Mumias Sugar Co. Ltd.	1,400,000	211,517
Safaricom Ltd.(g)	23,757,600	1,309,242
Standard Chartered Bank Kenya Ltd.(g)	84,127	286,501

		8,066,497

Kuwait — 1.7%
Acico Industries Co. KSCC	84,000	113,553
Agility	265,000	483,848
Ahli United Bank*	125,000	228,230
Al Ahli Bank of Kuwait(g)	138,750	267,951
Al Safat Investment Co.*	460,000	132,444
Al Safwa Group Co.*	800,000	81,461
Boubyan Bank KSC*	245,000	516,152
Boubyan Petrochemicals Co.	397,500	795,558
Burgan Bank*	215,649	359,667
Combined Group Contracting Co.	38,500	243,329
Commercial Bank of Kuwait(g)	150,000	489,817
Commercial Facilities Co.	170,000	205,934
Commercial Real Estate Co.*	1,108,980	323,193
Gulf Bank KSC*	240,000	438,202
Gulf Cable & Electrical Industries Co.	47,500	330,232
Hits Telecom Holding KSC*	520,000	91,292
Kuwait Cement Co.	140,000	344,101
Kuwait Finance House	358,978	1,462,130
Kuwait Food Co.(g)	77,500	457,163
Kuwait International Bank*	240,000	235,955
Kuwait Pipes Industries & Oil Services Co.*	460,000	565,309
Kuwait Portland Cement Co.	60,000	328,652
Kuwait Projects Co. Holdings KSC	147,000	242,591
Kuwait Real Estate Co.	560,000	125,843
Mabanee Co. SAKC	120,450	304,508
Mena Holding Group*	99,000	63,961
Mobile Telecommunications Co.	795,000	3,796,348
National Bank of Kuwait	455,900	2,401,159
National Industries Group Holding*	877,500	1,217,038
National Investments Co.*	180,000	252,809
National Mobile Telecommunication Co. KSC	30,000	198,034
National Real Estate Co.*	320,000	206,742
Sultan Center Food Products Co.*	290,000	203,652

		17,506,858

Latvia — 0.1%
Grindeks*(g)	52,160	630,208
Latvian Shipping Co.*(g)	332,621	268,346

Ventspils Nafta(g)	78,610	249,148

		1,147,702

Lebanon — 0.3%
Banque Audi Saradar Group	40,600	332,920
Solidere (Class A Stock)(g)	10,700	202,123
Solidere, GDR	140,696	2,633,829

		3,168,872

Lithuania — 0.2%
Apranga PVA*(g)	78,286	164,439
Klaipedos Nafta PVA(g)	513,391	344,592
Lietuvos Dujos(g)	193,290	167,133
Lifosa PVA*(g)	24,700	462,256
Pieno Zvaigzdes(g)	111,220	206,390
Rokiskio Suris(g)	145,010	273,101
Sanitas*(g)	42,960	305,312
Siauliu Bankas*(g)	441,602	179,587
Ukio Bankas*(g)	1,114,591	462,075

		2,564,885

Malaysia — 3.1%
AirAsia Bhd*	339,600	247,522
Alliance Financial Group Bhd	249,000	249,242
AMMB Holdings Bhd	211,500	406,283
Axiata Group Bhd*	699,125	991,956
Batu Kawan Bhd	70,200	279,254
Berjaya Corp. Bhd	1,376,900	508,476
Berjaya Media Bhd*	19,800	3,335
Berjaya Retail Bhd*	79,330	10,279
Berjaya Sports Toto Bhd	243,707	328,416
Boustead Holdings Bhd	192,000	305,384
British American Tobacco Malaysia Bhd	39,800	625,042
Bursa Malaysia Bhd	110,000	289,699
CIMB Group Holdings Bhd	498,800	1,320,115
Dialog Group Bhd	806,900	292,753
Digi.Com Bhd	49,800	392,012
DRB-Hicom Bhd	585,000	236,880
EON Capital Bhd*	125,000	291,545
Gamuda Bhd	746,400	938,138
Genting Bhd	516,200	1,658,796
Genting Malaysia Bhd	757,500	831,851
Genting Plantations Bhd	64,000	160,052
Hong Leong Bank Bhd	96,600	285,075
Hong Leong Financial Group Bhd	125,000	366,861
IGB Corp. Bhd	109,000	63,910
IJM Corp. Bhd	480,640	808,073
IOI Corp. Bhd	689,946	1,222,548
Kencana Petroleum Bhd	601,352	323,370
KNM Group Bhd*	2,387,400	351,884
Kuala Lumpur Kepong Bhd	112,800	621,186
Kulim Malaysia Bhd	67,000	186,437
Lafarge Malayan Cement Bhd	164,500	420,442
Lion Industries Corp. Bhd	748,000	431,305
Malayan Banking Bhd	474,150	1,351,642
Malaysia Airports Holdings Bhd	135,800	252,948
Malaysian Airline System Bhd	393,600	297,081
Malaysian Resources Corp. Bhd	684,500	465,646
Masterskill Education Group Bhd	230,800	248,968
Maxis Bhd	589,800	1,022,167
MISC Bhd	233,880	662,167
MMC Corp. Bhd	347,200	337,415
Mudajaya Group Bhd	220,900	306,269
Multi-Purpose Holdings Bhd	342,650	246,415
Parkson Holdings Bhd	200,289	377,610
Petra Perdana Bhd	302,200	83,210
Petronas Dagangan Bhd	119,900	427,243
Petronas Gas Bhd	76,000	268,351
PLUS Expressways Bhd	265,000	357,969
PPB Group Bhd	132,800	739,929
Public Bank Bhd	285,637	1,162,164
RHB Capital Bhd	142,300	333,278
SapuraCrest Petroleum Bhd	502,700	389,198
Shell Refining Co. Federation of Malaya Bhd	33,200	115,076
Sime Darby Bhd	1,011,100	2,784,046
SP Setia Bhd	154,300	224,427
Sunway Real Estate Investment Trust	778,200	244,527
Ta Ann Holdings Bhd(g)	31,920	48,805
Tan Chong Motor Holdings Bhd	230,000	444,056
Telekom Malaysia Bhd	299,700	332,029
Tenaga Nasional Bhd	396,200	1,132,000
Titan Chemicals Corp. Bhd	602,100	440,799
Top Glove Corp. Bhd	137,000	227,668
UEM Land Holdings Bhd*	433,500	328,601
UMW Holdings Bhd	141,100	309,442
Unisem M Bhd	403,000	258,484
Wah Seong Corp. Bhd	381,553	266,976
WCT Berhad	252,100	249,078
YTL Corp. Bhd	102,714	249,548
YTL Power International Bhd	781,057	579,404

		33,012,757

Mauritius — 0.3%
Mauritius Commercial Bank(g)	266,400	1,248,475
Mauritius Development Invest Trust(g)	300,000	51,485
Naiade Resorts Ltd.*(g)	76,628	65,501
New Mauritius Hotels Ltd.(g)	289,017	972,929
Rogers & Co. Ltd.(g)	7,500	67,574
State Bank of Mauritius Ltd.(g)	166,800	467,921
Sun Resorts Ltd. (Class A Stock)(g)	155,200	289,399

		3,163,284

Mexico — 6.3%
Alfa SAB de CV (Class A Stock)	275,000	2,127,698
America Movil SAB de CV (Class L Stock)	6,021,845	16,094,380
Banco Compartamos SA de CV	222,600	1,417,564
Bolsa Mexicana de Valores SA de CV	517,700	865,185
Carso Infraestructura y Construccion SAB de CV*(g)	418,300	239,329
Cemex SAB de CV*	4,981,664	4,257,579
Coca-Cola Femsa SAB de CV (Class L Stock)	70,100	546,820
Consorcio ARA SAB de CV	319,500	208,662
Corp. GEO SAB de CV (Class B Stock)*	131,800	377,359
Desarrolladora Homex SAB de CV*	86,900	469,405
Embotelladoras Arca SAB de CV	112,900	458,708
Empresas ICA SAB de CV*	559,500	1,358,608
Fomento Economico Mexicano SAB de CV	614,900	3,127,284
Genomma Lab Internacional SA de CV (Class B Stock)*	208,300	400,016

Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	173,506	599,206
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	93,000	440,585
Grupo Bimbo SAB de CV (Class A Stock)	159,600	1,165,181
Grupo Carso SAB de CV (Class A Stock)	397,700	2,007,175
Grupo Comercial Chedraui SA de CV*	72,000	207,116
Grupo Elektra SAB de CV (Class A Stock)	21,800	762,035
Grupo Financiero Banorte SAB de CV (Class O Stock)	1,172,700	4,448,232
Grupo Financiero Inbursa SAB de CV (Class O Stock)	1,085,500	4,281,134
Grupo Mexico SAB de CV (Class B Stock)	1,900,314	5,477,013
Grupo Modelo SAB de CV (Class C Stock)	177,400	981,203
Grupo Simec SAB de CV (Class B Stock)*	134,400	326,997
Grupo Televisa SA	693,800	2,632,241
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*(g)	564,400	685,253
Industrias CH SAB de CV (Class B Stock)*	97,200	334,370
Industrias Penoles SAB de CV	55,300	1,338,875
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	149,100	956,600
Mexichem SAB de CV	418,231	1,170,562
Organizacion Soriana SAB de CV (Class B Stock)	82,600	228,759
Promotora y Operadora de Infraestructura SAB de CV*	92,100	264,935
Telefonos de Mexico SAB de CV	1,409,500	1,054,750
TV Azteca SAB de CV	444,600	302,006
Urbi Desarrollos Urbanos SAB de CV*	226,700	474,748
Wal-Mart de Mexico SAB de CV (Class V Stock)	1,651,600	4,154,672

		66,242,245

Morocco — 1.4%
Alliances Developpement Immobilier SA(g)	2,600	228,579
Attijariwafa Bank(g)	75,763	3,021,731
Banque Centrale Populaire	24,975	1,132,763
Banque Marocaine du Commerce et de l’Industrie(g)	1,355	164,270
Banque Marocaine du Commerce Exterieur(g)	64,460	1,834,134
Brasseries Maroc(g)	300	91,162
Ciments du Maroc(g)	4,064	583,124
Compagnie Generale Immobiliere(g)	1,840	392,215
Cosumar	3,134	613,931
Delta Holding SA	17,500	193,644
Douja Promotion Groupe Addoha SA	63,700	793,166
Holcim Maroc SA(g)	1,265	390,397
Lafarge Ciments(g)	5,530	1,398,664
Maroc Telecom(g)	166,054	3,014,630
Samir*(g)	3,700	283,444
Sonasid	1,010	247,469

		14,383,323

Nigeria — 0.8%
Access Bank PLC	6,891,320	373,685
African Petroleum PLC*	363,264	62,667
Ashaka Cement PLC*	534,056	69,116
Bank PHB PLC*(g)	10,483,894	64,447
Benue Cement Co. PLC	1,217,959	535,921
Dangote Sugar Refinery PLC(g)	2,798,880	283,800
Diamond Bank PLC*	3,468,600	142,748
Ecobank Transnational, Inc.	2,309,467	216,839
Fidelity Bank PLC	9,170,112	135,291
First Bank of Nigeria PLC	11,452,146	815,152
First City Monument Bank PLC	3,151,000	112,754
Flour Mills Nigeria PLC	796,392	294,254
Guaranty Trust Bank PLC	6,473,628	611,170
Guinness Nigeria PLC	269,800	296,790
Intercontinental Bank PLC*(g)	4,200,900	32,892
Lafarge Cement WAPCO Nigeria PLC	842,000	207,040
Nestle Foods Nigeria PLC	125,600	291,853
Nigerian Breweries PLC	1,536,638	741,572
Oando PLC	1,320,399	512,216
Oceanic Bank International PLC*	621,170	4,341
PZ Cussons Nigeria PLC(g)	521,836	104,644
Skye Bank PLC	5,240,737	255,695
Stanbic IBTC Bank PLC(g)	3,650,000	177,139
UAC of Nigeria PLC(g)	1,299,650	339,083
Unilever Nigeria PLC	392,832	62,278
Union Bank Nigeria PLC	3,850,000	90,433
United Bank for Africa PLC	9,026,866	551,986
Zenith Bank Ltd.	10,071,515	804,861

		8,190,667

Oman — 0.8%
Al Maha Petroleum Products Marketing Co. LLC(g)	3,000	70,130
Bank Dhofar SAOG(g)	466,016	909,034
Bank Muscat SAOG	509,722	1,126,684
Bank Sohar*(g)	991,700	566,686
Dhofar International Development & Investment Holding Co.(g)	422,400	526,629
Galfar Engineering & Contracting SAOG	436,305	604,028
National Bank of Oman Ltd.	260,227	229,811
Oman Cables Industry	26,280	89,557
Oman Cement Co.(g)	273,544	485,274
Oman Flour Mills(g)	272,400	476,169
Oman International Bank	170,900	115,857
Oman Telecommunications Co.(g)	542,997	1,696,689
Ominvest(g)	62,610	68,952
Raysut Cement Co.(g)	115,838	391,141
Renaissance Hospitality Services	338,585	735,213

		8,091,854

Pakistan — 0.8%
Adamjee Insurance Co. Ltd.	240,885	181,714
Allied Bank Ltd.(g)	243,200	145,100
Attock Petroleum Ltd.	48,700	192,215
Azgard Nine Ltd.*	528,024	61,991
D.G. Khan Cement Co. Ltd.*	468,300	129,823

EFU General Insurance Ltd.	15,760	6,864
Engro Corp. Ltd.	254,390	513,615
Fauji Fertilizer Bin Qasim Ltd.	516,000	162,063
Fauji Fertilizer Co. Ltd.	385,087	467,897
Habib Bank Ltd.(g)	133,540	147,368
HUB Power Co.	1,492,200	575,712
Jahangir Siddiqui & Co. Ltd.	1,443,900	166,839
Kot Addu Power Co. Ltd.(g)	623,500	296,991
Lucky Cement Ltd.	304,500	244,066
MCB Bank Ltd.	566,158	1,235,594
National Bank of Pakistan	526,650	386,908
Nishat Mills Ltd.	820,500	437,422
Oil & Gas Development Co. Ltd.	633,300	1,069,458
Pakistan Oilfields Ltd.	109,800	301,754
Pakistan Petroleum Ltd.	290,376	580,214
Pakistan State Oil Co. Ltd.	107,800	335,700
Pakistan Telecommunication Co. Ltd.	1,307,700	284,925
SUI Southern Gas Co. Ltd.*	173,640	60,935
United Bank Ltd.	423,918	252,577

		8,237,745

Peru — 1.5%
Alicorp SA	386,900	667,619
Cia de Minas Buenaventura SA, ADR	94,300	4,260,474
Cia Minera Milpo SA(g)	235,585	621,184
Credicorp Ltd.	34,950	3,980,805
Edegel SA(g)	468,930	296,078
Ferreyros SA	397,976	479,713
Grana y Montero SA	41,719	83,812
Intergroup Financial Services Corp.	20,200	585,800
Minsur SA	177,000	530,206
Sociedad Minera Cerro Verde SA	9,640	289,200
Sociedad Minera el Brocal SA	15,900	233,295
Southern Copper Corp.	78,690	2,763,593
Volcan Cia Minera SAA (Class B Stock)	684,830	872,160

		15,663,939

Philippines — 1.6%
Aboitiz Equity Ventures, Inc.	2,242,000	1,228,668
Aboitiz Power Corp.	525,000	250,028
Alliance Global Group, Inc.	3,654,000	749,368
Atlas Consolidated Mining & Development*	351,000	120,772
Ayala Corp.	75,900	706,682
Ayala Land, Inc.	2,597,600	1,041,763
Banco de Oro Unibank, Inc.	367,400	504,824
Bank of the Philippine Islands	664,048	824,669
Benpres Holdings Corp.*	2,000,000	287,114
DMCI Holdings, Inc.	455,000	285,120
Energy Development Corp.	2,305,000	319,869
Filinvest Land, Inc.	7,790,000	234,312
First Philippine Holdings Corp.	190,000	298,302
Globe Telecom, Inc.	11,280	228,762
Holcim Philippines, Inc.	800,000	200,524
International Container Terminal Services, Inc.	484,600	424,032
Jollibee Foods Corp.	430,100	901,657
Manila Electric Co.	255,800	1,311,496
Manila Water Co., Inc.	598,500	258,848
Megaworld Corp.	7,500,000	379,401
Metropolitan Bank & Trust	338,500	539,548
Philex Mining Corp.	2,425,000	785,770
Philippine Long Distance Telephone Co.	23,200	1,382,960
Robinsons Land Corp.	1,128,000	412,799
SM Investments Corp.	131,130	1,703,181
SM Prime Holdings, Inc.	1,800,000	517,626
Universal Robina Corp.	913,000	863,382

		16,761,477

Poland — 3.2%
Agora SA	44,800	434,615
AmRest Holdings NV	9,300	243,150
Asseco Poland SA	72,290	1,305,614
Bank Handlowy w Warszawie SA	12,200	367,866
Bank Millennium SA*	241,571	417,182
Bank Pekao SA	38,900	2,301,736
Bank Zachodni WBK SA	7,300	540,434
Bioton SA*	4,134,400	298,682
Boryszew SA*	215,300	354,038
BRE Bank SA	4,250	377,797
Budimex SA	12,200	395,775
Cersanit	27,900	101,259
Cersanit SA	55,800	202,518
Cinema City International NV*	36,648	501,273
Cyfrowy Polsat SA	92,400	476,169
Dom Maklerski IDMSA*	145,000	173,590
Echo Investment SA	97,759	177,906
Elektrobudowa SA	700	43,466
Enea SA	30,862	222,426
Eurocash SA(g)	99,800	904,667
Fabryka Kotlow Rafako SA(g)	70,000	325,094
Getin Holding SA*	153,000	568,450
Globe Trade Centre SA*	57,700	442,648
Grupa Lotos SA*	24,900	267,258
ING Bank Slaski SA*	1,600	454,100
KGHM Polska Miedz SA	51,100	2,062,036
Kopex SA*	29,700	172,978
LPP SA	200	126,254
Lubelski Wegiel Bogdanka SA	13,300	397,831
Mostostal Warszawa SA	2,500	59,343
Mostostal Zabrze Holding SA*	66,400	80,178
Multimedia Polska SA(g)	140,000	467,172
Netia SA*	427,600	819,352
NG2 SA*	11,000	217,589
Orbis SA*	31,900	455,424
PBG SA*	9,800	824,294
Polimex Mostostal SA	504,800	760,625
Polnord SA	15,000	197,533
Polska Grupa Energetyczna SA	194,100	1,569,173
Polska Grupa Farmaceutyczna SA	5,300	88,064
Polski Koncern Naftowy Orlen SA*	142,700	1,963,638
Polskie Gornictwo Naftowe I Gazownictwo SA	676,700	838,062
Powszechna Kasa Oszczednosci Bank Polski SA	237,200	3,593,680
Powszechny Zaklad Ubezpieczen SA	13,000	1,833,600
Tauron Polska Energia SA	242,300	509,298
Telekomunikacja Polska SA	491,000	3,037,026
TVN SA	188,200	1,125,892
Zaklad Przetworstwa Hutniczego Stalprodukt SA*	1,300	182,018
Zaklady Azotowe Pulawy SA	6,300	163,847

		33,442,620

Qatar — 1.6%
Aamal Holding*	27,035	148,538
Barwa Real Estate Co.	59,300	526,184
Commercial Bank of Qatar	34,556	806,906
Doha Bank QSC	26,100	380,012
Gulf International Services OSC	89,500	695,809
Industries Qatar	122,100	3,652,786
Masraf Al Rayan*	205,400	874,607
Qatar Electricity & Water Co.	30,000	903,259
Qatar Fuel Co.	3,410	174,240
Qatar Gas Transport Co. Nakilat	241,000	1,277,777
Qatar Insurance Co.	17,625	414,461
Qatar International Islamic Bank	20,200	260,259
Qatar Islamic Bank	36,100	812,217
Qatar National Bank SAQ	59,840	2,506,930
Qatar National Cement Co.	7,134	163,644
Qatar Navigation	24,103	519,782
Qatar Telecom Q-Tel QSC	24,400	1,172,358
United Development Co.*	30,000	219,222
Vodafone Qatar*	530,600	1,180,682

		16,689,673

Romania — 0.7%
Antibiotice(g)	593,000	119,377
Banca Transilvania*(g)	3,575,850	1,622,530
Biofarm Bucuresti*(g)	6,134,800	378,340
BRD-Groupe Societe Generale(g)	810,070	3,183,851
SNP Petrom SA(g)	20,608,400	2,238,970
Transelectrica SA(g)	46,500	282,313

		7,825,381

Russia — 6.4%
Aeroflot — Russian Airlines OJSC	250,300	543,021
AK Transneft OAO (PRFC Shares)	350	406,000
AvtoVAZ*	646,700	568,087
Central Telecommunication Co.(g)	97,750	84,239
Cherepovets MK Severstal*	10,500	154,353
Cherepovets MK Severstal, GDR*	44,000	651,200
Comstar United Telesystems OJSC, GDR	112,300	724,335
CTC Media, Inc.	76,300	1,674,022
Evraz Group SA, GDR	32,200	961,170
Federal Grid Co. Unified Energy System JSC	58,189,700	692,457
Gazprom Neft JSC, ADR (OTC)	2,200	42,240
Gazprom Neft JSC, ADR (TRQX)	15,900	302,895
Gazprom OAO, ADR (XLON)	497,570	10,443,994
Gazprom OAO, ADR (XNYS)	66,400	1,391,080
IDGC Holding JSC*	2,875,000	439,875
Inter Rao UES OAO*	200,000,000	332,000
Irkutsk Electric Networks JSC	293,978	—
Irkutskenergo OJSC	504,000	379,164
Kamaz*	63,900	149,067
LUKOIL OAO, ADR	83,900	4,765,520
Magnitogorsk Iron & Steel Works, GDR	38,200	495,454
Mechel , ADR	36,200	901,380
Mining & Metallurgical Co. Norilsk Nickel, ADR (OTC)	67,500	1,144,125
Mining & Metallurgical Co. Norilsk Nickel, ADR (XLON)	96,700	1,648,735
Mobile Telesystems OJSC	613,870	5,082,844
Mosenergo OAO	3,650,000	420,662
Mosenergo OAO, ADR	3,800	41,800
NovaTek OAO (Class S Stock)	103,600	795,031
NovaTek OAO, GDR	8,400	721,560
Novolipetsk Steel OJSC, GDR	17,400	626,400
OGK-3 OJSC*	7,184,200	386,869
OGK-4 OJSC*(g)	6,000,000	525,300
Pharmstandard, GDR*	43,200	965,520
PIK Group, GDR*	214,400	804,000
Polymetal, GDR*	12,000	184,800
Raspadskaya (Class S Stock)*	17,500	98,342
RBC Information Systems*	28,600	33,607
Rosneft Oil Co., GDR*	342,700	2,285,809
Rostelecom, ADR	17,200	456,660
RusHydro	15,800,000	808,960
RusHydro*	774,948	39,670
RusHydro, ADR*	130,600	672,590
Sberbank of Russia (Class S Stock)	3,509,270	9,843,502
Sberbank of Russia (PRFC Shares) (Class S Stock)	234,100	467,573
Sberbank of Russia, GDR	3,720	1,047,524
Seventh Continent*(g)	5,600	45,377
Sistema JSFC	1,239,250	1,120,146
SOLLERS*	4,400	69,175
Surgutneftegaz (PRFC S Shares)	2,050,800	975,053
Surgutneftegaz, ADR	205,500	1,962,525
Tatneft, ADR(g)	30,333	949,120
TGK-5*(g)	90,278,000	49,653
TMK OAO, GDR*	16,300	281,175
United Co. RUSAL*	216,000	254,728
Uralkali(g)	32,200	706,790
Uralsvyazinform	1,400,000	53,900
VimpelCom Ltd., ADR*	118,620	1,761,507
VTB Bank OJSC	69,000,000	198,030
VTB Bank OJSC, GDR	335,900	1,933,104
X 5 Retail Group NV, GDR*	57,500	2,300,000

		67,863,719

Slovenia — 0.7%
Gorenje Velenje*(g)	15,400	272,923
Krka dd Novo mesto(g)	33,800	2,926,870
Luka Koper*(g)	11,450	252,401
Mercator Poslovni Sistem(g)	4,065	835,011
Nova Kreditna Banka Maribor*(g)	65,600	925,594
Petrol(g)	1,492	510,303
Reinsurance Co. Sava Ltd.(g)	18,150	207,841
SAVA(g)	1,641	420,418
Telekom Slovenije dd(g)	7,088	866,264
Zavarovalnica Triglav dd*(g)	17,354	406,679

		7,624,304

South Africa — 5.9%
ABSA Group Ltd.	44,300	851,648
Adcock Ingram Holdings Ltd.	18,000	163,983
Aeci Ltd.	27,200	284,868
African Bank Investments Ltd.	113,500	583,763
African Rainbow Minerals Ltd.	15,700	378,408
Allied Electronics Corp. Ltd.	13,200	51,113
Allied Electronics Corp. Ltd. (PRFC Shares)	51,800	193,221
Anglo Platinum Ltd.*	7,600	720,720
AngloGold Ashanti Ltd.	60,558	2,809,287
Aquarius Platinum Ltd.	73,500	393,259

ArcelorMittal South Africa Ltd.	22,883	270,318
Aspen Pharmacare Holdings Ltd.*	77,190	1,040,976
Assore Ltd.	10,000	223,737
Astral Foods Ltd.	13,000	207,955
Aveng Ltd.	191,200	1,193,243
AVI Ltd.	54,900	214,315
Barloworld Ltd.	86,400	580,111
Bidvest Group Ltd.	122,092	2,577,678
Clicks Group Ltd.	71,400	452,764
DataTec Ltd.	107,700	563,666
Discovery Holdings Ltd.	70,000	392,870
Emira Property Fund	110,000	205,947
Exxaro Resources Ltd.	30,500	526,839
FirstRand Ltd.	615,600	1,895,309
Foschini Ltd.	32,800	390,527
Gold Fields Ltd.	108,500	1,643,786
Grindrod Ltd.	175,800	423,721
Group Five Ltd.	44,200	231,455
Growthpoint Properties Ltd.	151,100	371,775
Harmony Gold Mining Co. Ltd.	63,200	707,234
Hyprop Investments Ltd.	23,900	183,101
Illovo Sugar Ltd.	36,600	132,322
Impala Platinum Holdings Ltd.	77,700	2,006,528
Imperial Holdings Ltd.	24,100	392,259
Investec Ltd.	34,200	291,794
JD Group Ltd.	23,400	160,269
JSE Ltd.	33,600	354,547
Kumba Iron Ore Ltd.	11,800	614,408
Lewis Group Ltd.	27,600	277,970
Liberty Holdings Ltd.	25,100	255,132
Massmart Holdings Ltd.	32,800	695,504
Medi-Clinic Corp. Ltd.	27,940	106,385
Metropolitan Holdings Ltd.	87,200	205,169
Mondi Ltd.	32,000	261,684
Mr. Price Group Ltd.	34,700	273,807
MTN Group Ltd.	544,200	9,837,409
Murray & Roberts Holdings Ltd.	124,700	803,275
Mvelaphanda Resources Ltd.*	32,700	208,766
Nampak Ltd.	99,800	271,469
Naspers Ltd. (Class N Stock)	68,400	3,344,316
Nedbank Group Ltd.	39,585	837,616
Netcare Ltd.*	198,000	393,145
Northam Platinum Ltd.	32,300	213,117
Pangbourne Properties Ltd.	163,000	449,695
Pick’n Pay Holdings Ltd.	44,800	113,763
Pick’n Pay Stores Ltd.	53,900	334,214
Pretoria Portland Cement Co. Ltd.	43,007	197,196
Raubex Group Ltd.	59,100	193,319
Redefine Income Fund Ltd.	494,600	574,766
Remgro Ltd.	71,600	1,120,495
Reunert Ltd.	86,500	769,537
RMB Holdings Ltd.	135,400	737,195
Sanlam Ltd.	271,900	1,025,927
Santam Ltd.	6,300	102,233
Sappi Ltd.	106,920	550,380
Sasol Ltd.	76,800	3,447,392
Shoprite Holdings Ltd.	84,700	1,202,405
Spar Group Ltd. (The)	36,900	491,806
Standard Bank Group Ltd.	188,300	2,998,644
Steinhoff International Holdings Ltd.*	197,200	580,828
Sun International Ltd.	18,900	264,645
Telkom SA Ltd.	98,200	542,405
Tiger Brands Ltd.	29,100	791,558
Tongaat Hulett Ltd.	14,800	211,269
Truworths International Ltd.	84,600	849,611
Vodacom Group Pty Ltd.	110,300	1,095,839
Wilson Bayly Holmes-Ovcon Ltd.	45,200	810,588
Woolworths Holdings Ltd.	152,900	593,152

		62,713,350

South Korea — 6.3%
Amorepacific Corp.	440	442,219
Asiana Airlines*	34,000	280,886
Busan Bank	23,872	294,147
Celltrion, Inc.*	13,000	254,813
Cheil Industries, Inc.	7,790	681,817
Cheil Worldwide, Inc.	20,000	237,667
CJ CheilJedang Corp.	1,250	264,196
Daegu Bank	32,700	430,169
Daelim Industrial Co. Ltd.	2,900	214,655
Daewoo Engineering & Construction Co. Ltd.	17,390	171,574
Daewoo International Corp.	6,180	217,879
Daewoo Securities Co. Ltd.	23,000	507,301
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	16,450	393,126
Dong-A Pharmaceutical Co. Ltd.	1,795	214,880
Dongbu Insurance Co. Ltd.	5,900	182,394
Dongkuk Steel Mill Co. Ltd.	7,810	186,988
Doosan Corp.	2,880	385,179
Doosan Heavy Industries and Construction Co. Ltd.	5,280	393,135
Doosan Infracore Co. Ltd.*	12,450	261,502
Glovis Co. Ltd.	4,200	561,719
GS Engineering & Construction Corp.	2,700	207,665
GS Holdings Corp.	8,860	428,916
Hana Financial Group, Inc.	32,930	974,688
Hanjin Heavy Industries & Construction Co. Ltd.	11,031	347,304
Hanjin Shipping Co. Ltd.*	14,226	419,824
Hanjin Shipping Holdings Co. Ltd.*	16,197	239,351
Hankook Tire Co. Ltd.	12,760	368,728
Hanmi Pharm. Co. Ltd.*	966	97,426
Hanwha Chem Corp.	12,780	306,541
Hanwha Corp.	5,860	226,126
Hite Brewery Co. Ltd.	1,347	150,028
Honam Petrochemical Corp.	2,680	499,452
Hynix Semiconductor, Inc.*	46,480	902,900
Hyosung Corp.	3,370	363,526
Hyundai Department Store Co. Ltd.	2,250	272,309
Hyundai Development Co.	4,380	116,006
Hyundai Engineering & Construction Co. Ltd.	8,160	518,834
Hyundai Heavy Industries Co. Ltd.	5,030	1,444,705
Hyundai Marine & Fire Insurance Co. Ltd.	7,630	148,552
Hyundai Merchant Marine Co. Ltd.	12,620	561,135
Hyundai Mipo Dockyard	2,100	347,161
Hyundai Mobis	8,100	1,825,652
Hyundai Motor Co.	17,780	2,385,740
Hyundai Securities Co.	19,220	269,695
Hyundai Steel Co.	8,320	853,707
Industrial Bank of Korea	36,230	495,670
Kangwon Land, Inc.	19,530	424,770
KB Financial Group, Inc.	52,688	2,264,163

KCC Corp.	500	160,930
Kia Motors Corp.	27,950	902,048
Korea Electric Power Corp.*	54,790	1,412,695
Korea Exchange Bank	36,160	437,630
Korea Gas Corp.	7,250	310,601
Korea Investment Holdings Co. Ltd.	7,090	217,628
Korea Line Corp.*	4,020	167,463
Korea Zinc Co. Ltd.	2,230	612,138
Korean Air Lines Co. Ltd.*	9,550	649,928
Korean Reinsurance Co.	15,453	153,818
KT Corp.	23,290	933,438
KT&G Corp.	13,720	818,207
LG Chem Ltd.	5,798	1,695,797
LG Chem Ltd. (PRFC Shares)	2,200	228,634
LG Corp.	9,030	653,344
LG Display Co. Ltd.	18,450	637,518
LG Electronics, Inc.	11,160	940,562
LG Household & Health Care Ltd.	1,470	542,749
LG Innotek Co. Ltd.	1,700	208,726
LG Telecom Ltd.	54,990	355,428
LIG Insurance Co. Ltd.	7,200	140,180
Lotte Shopping Co. Ltd.	2,090	870,642
LS Corp.	3,600	369,393
Macquarie Korea Infrastructure Fund	60,089	255,059
MegaStudy Co. Ltd.	1,080	159,691
Mirae Asset Securities Co. Ltd.	6,100	319,912
NCSoft Corp.	1,890	392,835
NHN Corp.*	3,450	593,028
Nong Shim Co. Ltd.	690	131,918
OCI Co. Ltd.	2,470	765,749
ORION Corp.	650	236,001
Poongsan Corp.	8,200	312,107
POSCO	9,050	4,095,418
S-Oil Corp.	7,180	443,929
Samsung C&T Corp.	12,510	682,413
Samsung Card Co.	9,520	479,235
Samsung Electro-Mechanics Co. Ltd.	5,190	566,678
Samsung Electronics Co. Ltd.	11,891	8,102,878
Samsung Electronics Co. Ltd. (PRFC Shares)	810	395,676
Samsung Engineering Co. Ltd.	2,300	306,599
Samsung Fine Chemicals Co. Ltd.	4,550	254,584
Samsung Fire & Marine Insurance Co. Ltd.	6,350	1,085,946
Samsung Heavy Industries Co. Ltd.	12,900	341,096
Samsung SDI Co. Ltd.	3,500	478,842
Samsung Securities Co. Ltd.	9,950	566,328
Samsung Techwin Co. Ltd.	2,449	242,699
Shinhan Financial Group Co. Ltd.	63,627	2,435,710
Shinsegae Co. Ltd.	1,500	790,616
SK C&C Co. Ltd.	3,000	267,047
SK Chemicals Co. Ltd.	1,820	105,984
SK Energy Co. Ltd.	8,050	1,027,209
SK Holdings Co. Ltd.	3,760	390,756
SK Telecom Co. Ltd.	6,300	947,555
SODIFF Advanced Materials Co. Ltd.	350	32,506
STX Offshore & Shipbuilding Co. Ltd.	17,500	298,509
STX Pan Ocean Co. Ltd.	15,800	167,665
Tong Yang Securities, Inc.	35,600	332,506
Woongjin Coway Co. Ltd.	7,460	290,484
Woori Finance Holdings Co. Ltd.	46,940	584,563
Woori Investment & Securities Co. Ltd.	15,280	279,402
Yuhan Corp.*	1,474	239,796

		66,855,246

Taiwan — 5.7%
Acer, Inc.	279,731	710,934
Advanced Semiconductor Engineering, Inc.	527,699	426,497
Altek Corp.	117,804	174,963
Ambassador Hotel (The)	218,000	354,477
Asia Cement Corp.	338,906	345,507
Asia Optical Co., Inc.*	99,000	160,978
Asustek Computer, Inc.	59,867	429,243
AU Optronics Corp.*	727,441	754,416
Capital Securities Corp.	429,264	194,424
Catcher Technology Co. Ltd.	98,780	227,651
Cathay Financial Holding Co. Ltd.	887,722	1,356,808
Chang Hwa Commercial Bank	508,000	339,843
Cheng Shin Rubber Industry Co. Ltd.	289,887	638,389
Chicony Electronics Co. Ltd.	61,699	130,344
China Airlines Ltd.*	358,282	258,033
China Development Financial Holding Corp.	1,309,667	379,802
China Motor Corp.	272,000	214,612
China Petrochemical Development Corp.*	512,360	365,720
China Steel Corp.	1,521,763	1,573,322
China Synthetic Rubber Corp.	183,000	174,263
Chinatrust Financial Holding Co. Ltd.	1,522,949	960,328
Chipbond Technology Corp.*	148,000	227,390
Chong Hong Construction Co.	134,046	322,656
Chroma ATE, Inc.	94,000	224,157
Chung Hung Steel Corp.*	280,000	129,955
Chunghwa Picture Tubes*	597,040	86,188
Chunghwa Telecom Co. Ltd.	874,086	1,958,485
Clevo Co.	84,034	191,246
Compal Electronics, Inc.	350,822	419,417
Coretronic Corp.	99,000	152,105
Delta Electronics, Inc.	170,268	711,234
E.Sun Financial Holding Co. Ltd.	519,934	269,607
Epistar Corp.	69,229	218,934
Eternal Chemical Co. Ltd.	157,500	164,853
Eva Airways Corp.*	365,122	317,889
Evergreen International Storage & Transport Corp.	144,000	118,919
Evergreen Marine Corp. Taiwan Ltd.*	315,000	222,829
Everlight Electronics Co. Ltd.	104,609	294,324
Far Eastern Department Stores Co. Ltd.	168,920	212,492
Far Eastern International Bank	450,000	200,214
Far Eastern Textile Co. Ltd.	305,453	420,418
Far EasTone Telecommunications Co. Ltd.	262,000	366,900
Feng Hsin Iron & Steel Co.	171,660	282,973
First Financial Holding Co. Ltd.	690,233	457,335
Formosa Chemicals & Fibre Corp.	512,810	1,239,286

Formosa International Hotels Corp.	17,000	277,516
Formosa Petrochemical Corp.	314,670	810,811
Formosa Plastics Corp.	642,560	1,577,528
Formosa Taffeta Co. Ltd.	162,000	131,709
Foxconn Technology Co. Ltd.	61,471	194,793
Fubon Financial Holding Co. Ltd.	618,418	761,109
Giant Manufacturing Co. Ltd.	102,661	386,110
Gintech Energy Corp.	90,899	256,041
Goldsun Development & Construction Co. Ltd.	455,569	214,358
Great Wall Enterprise Co.	207,351	206,412
HannStar Display Corp.*	824,274	164,636
Highwealth Construction Corp.	138,000	222,185
Hon Hai Precision Industry Co. Ltd.	692,070	2,602,891
Hotai Motor Co. Ltd.	82,000	234,649
HTC Corp.	76,177	1,728,774
Hua Nan Financial Holdings Co. Ltd.	716,655	465,666
InnoLux Display Corp.*	687,940	935,853
Inotera Memories, Inc.*	278,794	156,167
Inventec Co. Ltd.	597,413	310,739
Kenda Rubber Industrial Co. Ltd.	196,534	213,887
KGI Securities Co. Ltd.	348,000	156,503
Largan Precision Co. Ltd.	11,000	209,497
LCY Chemical Corp.	165,000	306,852
Lite-On Technology Corp.	185,121	233,464
Macronix International	554,157	345,001
MediaTek, Inc.	95,472	1,341,556
Mega Financial Holding Co. Ltd.	1,577,000	1,060,032
Motech Industries, Inc.	57,644	214,955
Nan Kang Rubber Tire Co. Ltd.*	246,700	334,419
Nan Ya Plastics Corp.	869,350	1,903,351
Nanya Technology Corp.*	223,000	150,968
Novatek Microelectronics Corp. Ltd.	82,246	232,984
Pegatron Corp.*	161,133	210,690
Phison Electronics Corp.	18,302	89,045
Polaris Securities Co. Ltd.	392,400	194,683
POU Chen Corp.	569,547	498,603
Powerchip Semiconductor Corp.*	460,040	127,374
Powertech Technology, Inc.	70,480	226,725
President Chain Store Corp.	105,648	454,833
Prime View International Co. Ltd.*	100,000	193,973
Qisda Corp.*	300,500	213,052
Quanta Computer, Inc.	341,319	553,907
Realtek Semiconductor Corp.	88,540	204,619
Richtek Technology Corp.	35,952	266,980
Ritek Corp.*	776,000	218,829
Ruentex Development Co. Ltd.	121,000	202,561
Ruentex Industries Ltd.	98,000	287,963
Sanyang Industrial Co. Ltd.	676,871	359,652
Shin Kong Financial Holding Co. Ltd.*	890,952	319,404
Siliconware Precision Industries Co.	247,350	259,689
Simplo Technology Co. Ltd.	31,460	179,245
Sincere Navigation	124,000	146,856
Sino-American Silicon Products, Inc.	83,510	250,465
SinoPac Financial Holdings Co. Ltd.	1,027,000	384,613
Solar Applied Materials Technology Co.	66,096	145,133
Synnex Technology International Corp.	106,889	247,708
T JOIN Transportation Co.	266,000	232,441
Tainan Spinning Co. Ltd.	606,900	332,186
Taishin Financial Holdings Co. Ltd.*	1,018,459	456,394
Taiwan Business Bank*	676,000	205,993
Taiwan Cement Corp.	354,740	379,249
Taiwan Cooperative Bank	685,630	487,204
Taiwan Fertilizer Co. Ltd.	103,000	321,777
Taiwan Glass Industrial Corp.	253,567	257,288
Taiwan Mobile Co. Ltd.	347,000	716,403
Taiwan Semiconductor Manufacturing Co. Ltd.	2,248,814	4,462,861
Taiwan TEA Corp.	324,000	205,861
Tatung Co. Ltd.*	1,355,000	267,170
Teco Electric and Machinery Co. Ltd.	454,000	263,028
Tong Yang Industry Co. Ltd.	145,000	249,700
Transcend Information, Inc.	57,719	148,725
Tripod Technology Corp.	90,341	345,558
TSRC Corp.	179,000	276,165
TTY Biopharm Co. Ltd.	49,000	236,832
Tung Ho Steel Enterprise Corp.	187,381	175,136
U-Ming Marine Transport Corp.	74,000	145,435
Uni-President Enterprises Corp.	766,053	994,301
Unimicron Technology Corp.	238,610	418,540
United Microelectronics Corp.	1,395,280	618,556
Walsin Lihwa Corp.*	556,000	331,021
Wan Hai Lines Ltd.*	384,700	267,824
Waterland Financial Holdings	473,925	143,202
Wei Chuan Food Corp.	165,000	197,790
Wintek Corp.*	205,000	321,199
Wistron Corp.	262,218	478,416
WPG Holdings Co. Ltd.	126,251	250,550
Yageo Corp.*	405,000	174,359
Yang Ming Marine Transport Corp.*	449,898	288,733
Yieh Phui Enterprise	312,553	114,551
Young Fast Optoelectronics Co. Ltd.	16,000	182,322
Young Optics, Inc.	31,000	184,562
Yuanta Financial Holding Co. Ltd.	1,044,000	634,925
Yulon Motor Co. Ltd.	218,053	393,649
Zinwell Corp.	145,074	255,400

		60,373,684

Thailand — 2.9%
Advanced Info Service PCL	819,400	2,564,844
Airports of Thailand PCL	248,000	339,110
Asian Property Development PCL	333,100	82,863
Bangkok Bank PCL	159,600	849,272
Bangkok Dusit Medical Service PCL	287,400	374,046
Bangkok Expressway PCL	423,100	260,691
Bank of Ayudhya PCL	1,090,500	898,270
Banpu PCL	36,600	868,270
BEC World PCL	544,000	694,563
Bumrungrad Hospital PCL	351,500	405,354
Central Pattana PCL	234,500	233,727
Charoen Pokphand Foods PCL	1,419,700	1,181,134
CP ALL PCL	1,025,600	1,427,730
Delta Electronics Thai PCL	415,000	372,611

Electricity Generating PCL	209,600	642,267
Esso Thailand PCL	680,000	147,875
Glow Energy PCL	313,000	440,881
Hana Microelectronics PCL	278,200	233,743
IRPC PCL	2,966,300	406,583
Italian-Thai Development PCL*	2,910,000	484,201
Kasikornbank PCL	403,300	1,647,750
Khon Kaen Sugar Industry PCL	550,900	199,667
Krung Thai Bank PCL	946,500	527,046
Land & Houses PCL	306,320	74,688
Land & Houses PCL	1,427,980	357,583
Minor International PCL	803,460	357,388
Precious Shipping PCL	633,500	381,979
Preuksa Real Estate PCL	352,400	282,152
PTT Aromatics & Refining PCL	455,400	412,636
PTT Chemical PCL	99,200	441,252
PTT Exploration & Production PCL	388,900	1,973,331
PTT PCL	290,000	2,828,336
Quality Houses PCL	3,525,000	306,623
Ratchaburi Electricity Generating Holding PCL	289,700	362,722
Sahaviriya Steel Industries PCL*	5,088,900	301,813
Siam Cement PCL (The)	113,200	1,372,573
Siam Commercial Bank PCL	477,400	1,628,036
Siam Makro PCL	60,000	296,540
Thai Airways International PCL	310,000	400,906
Thai Beverage PCL	3,897,000	814,900
Thai Oil PCL	294,000	510,989
Thai Tap Water Supply PCL	1,313,800	246,743
Thai Union Frozen Products PCL	202,000	384,366
Thai Vegetable Oil PCL	360,000	282,306
Thanachart Capital PCL	218,600	297,109
Thoresen Thai Agencies PCL	241,120	191,466
Tisco Financial Group PCL	225,000	294,687
TMB Bank PCL*	5,650,000	457,957
Total Access Communication PCL	335,200	461,410
True Corp. PCL*	1,150,000	195,140

		31,198,129

Turkey — 3.2%
Adana Cimento (Class A Stock)	47,928	170,633
Akbank TAS	427,267	2,614,019
Akcansa Cimento A/S	45,400	240,095
Akenerji Elektrik Uretim A/S*	42,562	112,986
Albaraka Turk Katilim Bankasi A/S	98,000	182,918
Anadolu Efes Biracilik Ve Malt Sanayii A/S	78,100	1,220,186
Arcelik A/S	117,495	645,733
Asya Katilim Bankasi A/S	244,600	588,440
Aygaz A/S	19,984	99,468
BIM Birlesik Magazalar A/S	33,600	969,756
Cimsa Cimento Sanayi VE Tica	35,400	269,192
Coca-Cola Icecek A/S	30,700	375,645
Dogan Sirketler Grubu Holdings	616,526	447,515
Dogan Yayin Holding*	220,000	212,920
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	127,900	233,422
Enka Insaat ve Sanayi A/S	329,256	1,433,970
Eregli Demir ve Celik Fabrikalari TAS*	437,692	1,558,269
Finansbank A/S	25,500	117,227
Ford Otomotiv Sanayi A/S	27,600	236,591
GSD Holding*	160,000	122,775
Haci Omer Sabanci Holding A/S	233,488	1,210,577
Hurriyet Gazetecilik A/S	184,250	197,427
Ihlas Holding*	458,900	241,101
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*	645,200	294,378
KOC Holding A/S	470,232	2,242,992
Koza Altin Isletmeleri A/S	34,900	395,672
Koza Anadolu Metal Madencilik Isletmeleri A/S*	49,000	144,979
Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A/S*	79,400	90,018
Petkim Petrokimya Holding*	215,873	341,744
Petrol Ofisi*	71,610	304,450
Sekerbank TAS	45,938	53,986
Sinpas Gayrimenkul Yatirim Ortakligi A/S*	216,900	296,887
TAV Havalimanlari Holding A/S*	102,200	547,544
Tekfen Holding A/S	75,296	307,108
Tofas Turk Otomobil Fabrikasi A/S	70,800	367,080
Trakya Cam Sanayi A/S*	198,106	397,157
Tupras Turkiye Petrol Rafine	65,300	1,760,534
Turk Ekonomi Bankasi A/S*	139,200	225,176
Turk Hava Yollari*	242,857	990,534
Turk Sise ve Cam Fabrikalari A/S*	226,400	403,797
Turk Telekomunikasyon A/S	267,700	1,202,897
Turkcell Iletisim Hizmet A/S	360,400	2,429,159
Turkiye Garanti Bankasi A/S	589,300	3,422,018
Turkiye Halk Bankasi A/S	81,600	755,895
Turkiye Is Bankasi	381,162	1,620,508
Turkiye Sinai Kalkinma Bankasi A/S	183,749	308,672
Turkiye Vakiflar Bankasi Tao (Class D Stock)	175,000	532,301
Ulker Biskuvi Sanayi A/S	70,200	209,646
Vestel Elektronik Sanayi*	142,900	238,076
Yapi ve Kredi Bankasi A/S*	220,348	761,633
Yazicilar Holding A/S (Class A Stock)	10,600	82,071

		34,227,777

United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank	1,129,000	703,954
Abu Dhabi National Hotels(g)	578,100	473,788
Air Arabia	3,374,500	762,609
Aldar Properties PJSC	887,200	599,084
Amlak Finance PJSC*(g)	67,000	15,561
Arabtec Holding Co.*	1,177,500	647,630
Aramex Co.*	352,000	210,853
Bank of Sharjah(g)	352,500	179,480
Dana Gas PJSC*	7,352,640	1,661,636
DP World Ltd.	5,135,500	2,665,325
Dubai Financial Market	1,437,800	685,095
Dubai Investments PJSC	1,058,200	270,262
Dubai Islamic Bank	344,851	214,082
Emaar Properties PJSC*	2,528,000	2,567,441
Emirates NBD PJSC	90,530	70,744
First Gulf Bank PJSC	167,500	681,821
Gulf Cement Co.(g)	260,300	127,574
National Bank of Abu Dhabi PJSC(g)	525,168	1,680,160

National Central Cooling Co. PJSC*	2,410,300	263,822
RAK Properties PJSC*	565,000	64,612
Ras Al Khaimah Cement Co.	1,674,500	351,067
Sorouh Real Estate Co.*	570,555	273,417
Tamweel PJSC*(g)	68,700	15,488
Union National Bank / Abu Dhabi(g)	761,530	704,986
Waha Capital PJSC	644,820	131,678

		16,022,169

TOTAL COMMON STOCKS (cost $863,601,026)		1,022,001,780

INVESTMENT FUNDS — 0.9%

United States — 0.9%
iShares MSCI Emerging Markets Index Fund	202,000	9,043,540

Vietnam
Dragon Capital — Vietnam Enterprise Investments Ltd. (Class R Stock)(g)	57,769	114,960

TOTAL INVESTMENT FUNDS (cost $8,682,277)		9,158,500

	Units
WARRANTS(l)* — 1.5%

Saudi Arabia – 0.8%
Al Albdullatif Industrial, expiring 07/06/12	12,500	101,325
Al Rajhi Bank, expiring 04/30/12	33,000	692,944
Alinma Bank, expiring 06/04/12	34,000	99,725
Almari Co. Ltd., expiring 03/27/12	7,600	409,860
Arab National Bank, expiring 06/04/12	10,600	117,579
Banque Saudi Fransi, expiring 04/30/12	37,400	475,691
Dar Al Arkan Real Estate, expiring 08/13/12	53,800	146,324
Etihad Etisalat Co., expiring 04/02/12	44,900	637,531
Fawaz Abdulaziz Alhokair Co., expiring 04/04/12	17,000	213,049
Jarir Marketing Co., expiring 06/04/12	2,500	105,992
Kayan Petrochemical Co., expiring 06/04/12	33,600	158,579
Makkah Construction & Develpoment, expiring 03/15/13	30,000	238,381
Mobile Telecommunications Co., expiring 06/04/12	57,400	120,913
National Industrialization, expiring 05/14/12	65,720	530,975
Rabigh Refining, expiring 04/02/12	14,600	96,547
Riyad Bank, expiring 06/11/12	20,900	157,713
Samba Financial Group, expiring 04/30/12	18,200	306,949
Saudi Arabian Amiantit Co., expiring 06/25/12	21,300	106,775
Saudi Arabian Fertilizer Co., expiring 06/04/12	8,500	326,374
Saudi Arabian Mining Co., expiring 06/25/12	46,900	271,998
Saudi Basic Industries Corp., expiring 03/26/12	22,800	545,636
Saudi British Bank, expiring 10/02/12	11,700	145,068
Saudi Ceramic, expiring 08/16/13	5,900	219,856
Saudi Electricity, expiring 06/25/12	111,400	433,682
Saudi Industries Investment Group, expiring 06/11/12	23,200	113,825
Saudi International Petroleum, expiring 09/21/12	38,300	250,717
Saudi Telecom Co., expiring 05/21/12	20,400	210,512
Saudi Telecom Co., expiring 06/04/12	17,600	181,618
Saudic Basic Industries Corp., expiring 03/26/12	8,200	196,238
Savola, expiring 04/20/12	38,400	350,180
Yanbu National Petrochemical, expiring 01/07/13	20,000	205,850

		8,168,406

Thailand
Khon Kaen Sugar Industry PCL, expiring 03/15/13	55,090	5,700

Vietnam – 0.7%
DIG VN, expiring 07/27/15	99,000	218,079
FPT Corp., expiring 01/13/15	153,866	560,949
GEMADEPT Corp., expiring 12/03/14	75,400	134,345
Hagl JSC, expiring 03/03/15	169,400	634,979
HCM City Infrastructure Investment JSC, expiring 12/18/14	132,000	246,039
Hoa Phat Group JSC, expiring 03/03/15	276,100	545,819
Kinh Bac City Development Share Holding Corp., expiring 12/18/14	135,000	221,823
Kinh Do JSC, expiring 12/08/14	282,025	803,718
PetroVetnam Drilling & Well Services JSC, expiring 12/15/14	220,273	490,878
PetroVietnam Fertilizer & Chemical JSC, expiring 12/09/14	263,800	414,494
PetroVietnam, expiring 12/08/14	110,000	151,373
Pha Lai Thermal Power JSC, expiring 01/13/15	507,210	333,365
Refrigeration Electrical Engineering Corp., expiring 04/07/15	401,080	335,692
Saigon Securities, Inc., expiring 12/03/14	121,600	167,961
Songda Urban & Industrial Zone Investment and Development JSC, expiring 11/27/14	354,300	1,200,709
Tan Tao Investment Industry Corp., expiring 12/16/14	289,600	257,257
Vietnam Construction, expiring 12/08/14	118,000	156,324
Vietnam Dairy Products JSC, expiring 09/29/14	142,720	648,561
Vincom JSC, expiring 12/16/14	148,500	465,135

Vinh Son – Song Hinh Hydropower JSC, expiring 11/17/14	257,985	158,963

		8,146,463

TOTAL WARRANTS (cost $17,322,112)		16,320,569

RIGHTS(l)*

Botswana
SCB Botswana, expiring 10/29/10	8,754	146

Brazil
Cia Brasileira, expiring 03/23/11	122	4,194

Malaysia
Petra Perdana Bhd, expiring 10/18/10(g)	113,325	9,545

Romania
Banca Transilvania, expiring 11/24/10	1,679,000	24,891

Slovenia
Gorenje, expiring 10/04/10	1,818	—

Taiwan
Young Fast Optoelectronics Co. Ltd., expiring 10/20/10	765	1,665

Thailand
Thai Union, expiring 10/15/10	10,100	2,579

Vietnam
Vietnam Construction, expiring 10/05/10	118,000	58,552

TOTAL RIGHTS (cost $2,675)		101,572

TOTAL LONG-TERM INVESTMENTS (cost $889,608,090)		1,047,582,421

	Shares
SHORT-TERM INVESTMENT — 9.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(w) (cost $94,595,679)	94,595,679	94,595,679

TOTAL INVESTMENTS(o) — 108.1% (cost $984,203,769)		1,142,178,100

Liabilities in excess of other assets — (8.1)%		(85,612,571)

NET ASSETS — 100.0%		$1,056,565,529

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CHIX	European Equity Exchange

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

OTC	Over-the-Counter

PRFC	Preference Shares

TRQX	Turquoise Exchange

XLON	London Stock Exchange

XNYS	New York Stock Exchange

*	Non-income producing security.

(g)	Indicates a security or securities that have been deemed illiquid.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2010.

(o)	As of September 30, 2010, 3 securities representing $127,596 and 0.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2010 were as follows:

Commercial Banks	15.5%
Telecommunications	11.1
Affiliated Money Market Mutual Fund	9.0
Oil, Gas & Consumable Fuels	8.6
Metals & Mining	7.4
Diversified Financial Services	3.9
Retail & Merchandising	2.9
Electric	2.7
Chemicals	2.7
Diversified Operations	2.7
Food	2.6
Engineering/Construction	2.4
Real Estate	2.1
Financial Services	2.1
Building Materials	1.8
Beverages	1.8
Electronic Components & Equipment	1.7
Semiconductors	1.6
Pharmaceuticals	1.4
Internet Software & Services	1.3
Automobile Manufacturers	1.3
Insurance	1.2
Media & Entertainment	1.1
Oil & Gas	1.1
Transportation	1.0
Banks	0.9
Investment Funds	0.9
Commercial Services	0.8
Electric — Generation	0.8
Computers	0.8
Hotels & Motels	0.8
Electric — Integrated	0.8
Airlines	0.7

Computer Services & Software	0.7
Investment Companies	0.7
Financial — Bank & Trust	0.7
Agriculture	0.6
Tobacco	0.6
Holding Companies	0.5
Coal	0.5
Paper & Forest Products	0.5
Iron/Steel	0.5
Entertainment & Leisure	0.5
Auto Parts & Equipment	0.3
Machinery	0.3
Home Builders	0.3
Textiles	0.3
Consumer Products & Services	0.3
Real Estate Operation & Development	0.3
Cosmetics/Personal Care	0.3
Marine	0.2
Distribution/Wholesale	0.2
Manufacturing	0.2
Medical Supplies & Equipment	0.2
Home Furnishings	0.2
Steel	0.2
Computers & Peripherals	0.2
Apparel	0.2
Real Estate Investment Trusts	0.1
Electronics	0.1
Water	0.1
Energy — Alternate Sources	0.1
Gas	0.1
Healthcare Products & Services	0.1
Healthcare Providers & Services	0.1
Aerospace & Defense	0.1
Clothing & Apparel	0.1
Advertising	0.1
Storage	0.1
108.1

Liabilities in excess of other assets	(8.1)

100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks:
Argentina	$7,690,107	$—	$—
Botswana	1,757,788	—	3,880,967
Brazil	67,948,004	—	—
Bulgaria	1,609,467	—	551,211
Chile	30,424,593	—	—
China	99,973,713	—	—
Colombia	17,003,086	—	—
Croatia	8,402,229	—	—
Czech Republic	16,672,128	—	—
Egypt	15,045,420	—	—
Estonia	4,604,094	—	—
Ghana	2,304,717	—	—
Hungary	17,075,663	—	—
India	66,072,948	—	—
Indonesia	33,467,071	—	—
Jordan	7,989,678	—	218,207
Kazakhstan	8,272,532	—	—
Kenya	8,066,497	—	—
Kuwait	13,442,559	—	4,064,299
Latvia	1,147,702	—	—
Lebanon	3,168,872	—	—
Lithuania	2,564,885	—	—
Malaysia	33,012,757	—	—
Mauritius	3,163,284	—	—
Mexico	66,242,245	—	—
Morocco	14,383,323	—	—
Nigeria	8,190,667	—	—
Oman	8,091,854	—	—
Pakistan	8,237,745	—	—
Peru	15,663,939	—	—
Philippines	16,761,477	—	—
Poland	33,341,361	101,259	—
Qatar	16,689,673	—	—
Romania	7,825,381	—	—
Russia	67,863,719	—	—
Slovenia	7,624,304	—	—
South Africa	62,713,350	—	—
South Korea	66,855,246	—	—
Taiwan	60,373,684	—	—
Thailand	30,557,581	640,548	—
Turkey	34,227,777	—	—
United Arab Emirates	15,286,134	—	736,035
Investment Funds:
United States	9,043,540	—	—
Vietnam	114,960	—	—
Warrants:
Saudi Arabia	158,579	7,913,280	96,547
Thailand	5,700	—	—
Vietnam	—	8,146,463	—
Rights:
Botswana	—	—	146
Brazil	—	4,194	—
Malaysia	—	9,545	—
Romania	—	24,891	—
Taiwan	—	1,665	—
Thailand	—	2,579	—
Vietnam	—	58,552	—
Affiliated Money Market Mutual Fund	94,595,679	—	—

Total	$1,115,727,712	$16,902,976	$9,547,412

Fair Value of Level 2 investments at 12/31/09 was $398,032,173. $372,892,115 was transferred out of Level 2 into Level 1 at 9/30/10 as a result of no longer using third-party vendor modeling tools to reflect the lack of any significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

	Common
	Stock	Warrants	Rights

Balance as of 12/31/09	$4,642,512	$138,187	$—
Realized gain (loss)	(66,388)	—	—
Change in unrealized appreciation (depreciation)*	(19,737)	(41,640)	146
Purchases	4,656,244	—	—
Sales	(571,213)	—	—
Transfers into Level 3	2,860,658	—	—
Transfers out of Level 3	(2,051,357)	—	—

Balance as of 9/30/10	$9,450,719	$96,547	$146

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

*	Of which, $(84,203) was included in Net Assets relating to securities held at the reporting period end.

AST PIMCO LIMITED MATURITY BOND PORFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

						Principal
	Moody’s	Interest		Maturity		Amount
	Ratings†	Rate		Date		(000)#	Value
LONG-TERM INVESTMENTS — 93.2%

ASSET-BACKED SECURITIES — 5.7%

AmeriCredit Automobile Receivables Trust, Series 2010-3, Class A1	P-1	0.311%		10/11/11		$4,500	$4,500,879
BA Credit Card Trust, Series 2007-A2, Class A2	Aaa	0.277	%(c)	06/17/13		5,000	4,998,017
Bank of America Auto Trust, Series 2009-2A, Class A2, 144A	Aaa	1.16%		02/15/12		3,164	3,166,645
Bear Stearns Asset Backed Securities Trust, Series 2007-HE7, Class 1A1	Caa2	1.256	%(c)	10/25/37		4,367	3,383,937
Carrington Mortgage Loan Trust, Series 2007-HE1, Class A1	Ba3	0.356	%(c)	06/25/37		3,055	2,677,024
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1	A2	0.326	%(c)	06/25/47		544	530,634
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	Aaa	0.956	%(c)	07/25/32		3	2,060
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	Aaa	0.996	%(c)	08/25/32		98	71,772
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A1, 144A	Caa1	0.376	%(c)	07/25/37		1,930	1,706,956
EFS Volunteer LLC, Series 2010-1, Class A1, 144A	AAA(d)	1.389	%(c)	10/26/26		2,000	2,000,967
First NLC Trust, Series 2007-1, Class A1, 144A	Caa2	0.326	%(c)	08/25/37		2,619	1,804,212
Ford Auto Securitization Trust, Series 2010-R3A, Class A1, 144A (Canada)(g)	AAA(d)	1.926%		06/15/13	CAD	9,800	9,524,083
Ford Credit Auto Owner Trust, Series 2008-C, Class A3	Aaa	1.677	%(c)	06/15/12		3,713	3,729,185
Ford Credit Auto Owner Trust, Series 2009-A, Class A3B	Aaa	2.757	%(c)	05/15/13		5,733	5,813,032
Household Home Equity Loan Trust, Series 2005-1, Class A	Aaa	0.547	%(c)	01/20/34		2,226	2,012,908
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	0.536	%(c)	10/25/34		23	19,719
Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A	AAA(d)	3.00%		04/20/17	EUR	2,083	2,834,303
Nissan Auto Lease Trust, Series 2010-A, Class A1	P-1	0.561%		06/15/11		2,526	2,526,966
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	Aaa	0.756	%(c)	12/25/33		424	355,360
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	Aaa	0.616	%(c)	11/25/34		232	184,750
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2A	B3	0.386	%(c)	05/25/37		2,079	1,581,610
SLM Student Loan Trust, Series 2005-10, Class A3	Aaa	0.548	%(c)	10/25/16		712	711,607
SLM Student Loan Trust, Series 2006-8, Class A2	Aaa	0.498	%(c)	10/25/16		935	934,799
Soundview Home Equity Loan Trust, Series 2007-OPT5, Class 2A1	Aa1	1.056	%(c)	10/25/37		832	827,396
Wells Fargo Home Equity Trust, Series 2005-2, Class AII2	Aaa	0.496	%(c)	10/25/35		88	87,484

TOTAL ASSET-BACKED SECURITIES (cost $59,176,452)							55,986,305

BANK LOANS(c)(g) — 0.2%

HCA, Inc., Term B	BA(d)	2.539%		11/18/13		554	533,032
HCA, Inc., Term B-2	BA(d)	3.539%		03/17/17		1,329	1,285,723

TOTAL BANK LOANS (cost $1,883,485)							1,818,755

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%

Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 1A, 144A(g)	NR	4.23%		02/22/41		22	21,721
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 2A, 144A(g)	NR	4.23%		02/22/41		53	55,907
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 3A, 144A(g)	NR	4.23%		02/22/41		40	41,631
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 4A, 144A(g)	NR	4.23%		04/22/36		130	131,930

Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 5A, 144A(g)	NR	4.23%		05/22/35	130	133,412
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 6A, 144A(g)	NR	4.23%		06/22/35	100	103,231
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 8A, 144A(g)	NR	4.23%		10/22/32	120	120,019
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 9A, 144A(g)	NR	4.23%		02/22/34	25	25,012
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 10A, 144A(g)	NR	4.23%		02/22/34	20	20,137
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 11A, 144A(g)	NR	4.23%		12/22/35	80	82,712
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 12A, 144A(g)	NR	4.23%		03/22/33	30	30,150
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 13A, 144A(g)	NR	4.23%		01/22/33	300	301,031
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 14A, 144A(g)	NR	4.23%		01/22/33	100	100,703
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 15A, 144A(g)	NR	4.23%		05/22/33	200	201,969
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 16A, 144A(g)	NR	4.23%		08/22/33	100	102,687
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 17A, 144A(g)	NR	4.23%		08/22/33	30	30,830
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 18A, 144A(g)	NR	4.23%		08/22/33	490	499,269
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 19A, 144A(g)	NR	4.23%		06/22/38	100	103,000
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 20A, 144A(g)	NR	4.23%		12/22/35	200	207,232
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 21A, 144A(g)	NR	4.23%		09/22/35	2	1,848
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 22A, 144A(g)	NR	4.23%		09/22/35	60	60,216
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 23A, 144A(g)	NR	4.23%		04/22/34	100	101,440
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 24A, 144A(g)	NR	4.23%		04/22/35	70	71,116
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 25A, 144A(g)	NR	4.23%		05/22/34	240	249,375
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 26A, 144A(g)	NR	4.23%		05/22/34	170	178,128
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 27A, 144A(g)	NR	4.23%		07/22/16	100	101,766
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 30A, 144A(g)	NR	4.23%		07/22/32	25	24,575
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 31A, 144A(g)	NR	4.23%		12/22/26	111	111,173
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 32A, 144A(g)	NR	4.23%		12/22/32	80	80,500
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 33A, 144A(g)	NR	4.23%		09/22/34	150	152,367
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 34A, 144A(g)	NR	4.23%		12/22/28	100	101,766
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 35A, 144A(g)	NR	4.23%		11/22/33	530	545,072
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 36A, 144A(g)	NR	4.23%		03/22/31	100	103,415
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 37A, 144A(g)	NR	4.23%		03/22/34	30	31,247
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 39A, 144A(g)	NR	4.23%		03/22/34	187	189,133
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 40A, 144A(g)	NR	4.23%		12/22/33	600	601,031
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 41A, 144A(g)	NR	4.23%		12/22/35	100	101,672
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 43A, 144A(g)	NR	4.23%		11/22/36	150	154,875
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 44A, 144A(g)	NR	4.23%		04/22/34	100	104,156
GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A1	AAA(d)	4.229%		12/10/37	404	410,966
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A	Aaa	0.796	%(c)	07/09/21	5,199	4,835,289

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $10,611,454)						10,623,709

CONVERTIBLE BONDS — 0.2%

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	A3	0.125%		02/01/11	500	498,125

Financial Service — 0.1%
National City Corp., Sr. Unsec’d. Notes	A3	4.00%		02/01/11	1,065	1,074,319

TOTAL CONVERTIBLE BONDS (cost $1,568,749)						1,572,444

CORPORATE OBLIGATIONS — 57.8%

Airlines — 0.2%
Southwest Airlines Co., First Mortgage, 144A	BBB+(d)	10.50%		12/15/11	2,000	2,193,280

Automobile Manufacturers — 1.0%
Daimler Finance North America LLC, Gtd. Notes	A3	5.875%		03/15/11	8,000	8,182,888
Daimler Finance North America LLC, Gtd. Notes	A3	7.30%		01/15/12	600	645,274

Daimler Finance North America LLC, Gtd. Notes, MTN	A3	5.75%		09/08/11		900	939,739

							9,767,901

Beverages — 0.8%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa2	3.00%		10/15/12		7,100	7,371,816

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	6.125%		02/01/11		2,000	2,030,248

Conglomerates — 0.3%
Hutchison Whampoa International Ltd., Gtd. Notes, 144A (Cayman Islands)	A3	5.45%		11/24/10		2,500	2,515,823

Electric — 1.7%
Appalachian Power Co., Sr. Unsec’d. Notes	Baa2	5.55%		04/01/11		1,000	1,022,064
Columbus Southern Power Co., Sr. Unsec’d. Notes	A3	0.692	%(c)	03/16/12		2,000	2,004,452
FPL Group Capital, Inc., Gtd. Notes	Baa1	5.625%		09/01/11		2,190	2,284,849
Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A(g)	Baa1	2.50%		08/15/15		1,500	1,513,219
Southern Co., Sr. Unsec’d. Notes	Baa1	0.918	%(c)	10/21/11		10,200	10,235,027

							17,059,611

Electronic Components & Equipment — 0.2%
Agilent Technologies, Inc., Sr. Unsec’d. Notes	BBB-(d)	4.45%		09/14/12		2,000	2,105,220

Financial — Bank & Trust — 23.7%
American Express Bank FSB, FDIC Gtd. Notes, MTN	Aaa	1.238	%(c)	12/09/11		10,000	10,115,220
American Express Bank FSB, Sr. Unsec’d. Notes	A2	5.50%		04/16/13		2,600	2,829,996
American Express Centurion Bank, Sr. Unsec’d. Notes	A2	0.407	%(c)	06/12/12		1,000	989,970
Banco Bilbao Vizcaya Argentaria Puerto Rico, FDIC Gtd. Notes, 144A	Aaa	0.318	%(c)	05/25/12		8,200	8,214,194
Banco Santander Chile, Sr. Unsec’d. Notes, 144A (Chile)	Aa3	1.771	%(c)	04/20/12		3,200	3,198,586
Banco Santander Chile, Sr. Unsec’d. Notes, 144A (Chile)(g)	Aa3	3.75%		09/22/15		4,500	4,561,672
BBVA US Senior SAU, Bank Gtd. Notes, 144A (Spain)	Aa2	0.509	%(c)	05/24/11		5,000	4,973,830
BPCE SA, Sr. Unsec’d. Notes, 144A (France)(g)	NR	2.375%		10/04/13		6,700	6,692,965
Canadian Imperial Bank of Commerce, Covered Bonds, 144A (Canada)	Aaa	2.60%		07/02/15		4,000	4,161,980
Cie de Financement Foncier, Covered Bonds, 144A (France)	Aaa	1.263	%(c)	07/23/12		4,800	4,791,917
Cie de Financement Foncier, Covered Bonds, 144A (France)	Aaa	1.625%		07/23/12		5,000	5,020,425
Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A (Australia)	Aa1	0.841	%(c)	03/19/13		5,000	4,988,830
Credit Agricole SA, Notes, 144A (France)	Aa1	0.816	%(c)	02/02/12		2,400	2,389,512
Danske Bank A/S, Gov’t. Liquid Notes, 144A (Denmark)	Aaa	0.679	%(c)	05/24/12		6,000	5,986,224
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	0.642	%(c)	09/14/12		6,000	5,901,492
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	0.768	%(c)	04/24/12		1,500	1,487,712
ING Bank NV, Sr. Unsec’d. Notes, 144A (Netherlands)	Aa3	1.089	%(c)	03/30/12		7,900	7,872,113
Lloyds TSB Bank PLC, Gov’t. Liquid Notes, 144A (United Kingdom)	Aaa	1.353	%(c)	04/01/11		7,700	7,721,414
Lloyds TSB Bank PLC, Gov’t. Liquid Notes, 144A (United Kingdom)	Aaa	1.534	%(c)	04/02/12		18,000	18,200,430
Lloyds TSB Bank PLC, Gov’t. Liquid Notes, 144A (United Kingdom)	Aaa	2.30%		04/01/11		22,900	23,110,703
Lloyds TSB Bank PLC, Sr. Unsec’d. Notes, MTN (United Kingdom)	Aa3	4.75%		07/15/11		5,700	5,820,675
Nykredit Realkredit A/S, Covered Bonds (Denmark)	Aaa	4.00%		01/01/11	DKK	110,000	20,232,370
Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, MTN (United Kingdom)	Aaa	0.938	%(c)	12/02/11		4,800	4,815,043
Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, MTN (United Kingdom)	Aaa	2.65%		04/23/12		3,900	4,010,826
Royal Bank of Scotland PLC (The), Gov’t. Liquid Notes, 144A (United Kingdom)	Aaa	1.45%		10/20/11		6,300	6,346,714
Royal Bank of Scotland PLC (The), Gtd. Notes (United Kingdom)	Aa3	2.759	%(c)	08/23/13		4,900	4,998,965
Societe Financement de l’Economie Francaise, Gov’t. Liquid Notes, 144A (France)	Aaa	2.25%		06/11/12		14,600	14,964,538
Stadshypotek AB, Covered Bonds, 144A (Sweden)(g)	Aaa	0.839	%(c)	09/30/13		3,100	3,099,995

Swedbank AB, Gov’t. Liquid Notes, 144A (Sweden)	Aaa	0.976	%(c)	01/14/13	8,200	8,181,411
Swedbank AB, Gov’t. Liquid Notes, 144A (Sweden)	Aaa	2.80%		02/10/12	9,700	9,986,664
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa3	1.439	%(c)	02/23/12	5,000	5,034,620
Union Planters Corp., Sub. Notes	Ba1	7.75%		03/01/11	1,000	1,016,198
Wachovia Corp., Sr. Unsec’d. Notes	A1	0.636	%(c)	04/23/12	3,400	3,385,693
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.25%		10/23/12	5,000	5,410,875
Westpac Securities NZ Ltd., Gov’t. Liquid Notes, 144A (New Zealand)	Aaa	3.45%		07/28/14	3,600	3,833,490

						234,347,262

Financial Services — 17.9%
Ally Financial, Inc., FDIC Gtd. Notes	Aaa	0.291	%(c)	12/19/12	3,000	3,001,314
Ally Financial, Inc., Gtd. Notes, 144A	B3	7.50%		09/15/20	2,400	2,556,000
American Express Co., Sr. Unsec’d. Notes	A3	5.25%		09/12/11	1,000	1,040,414
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.875%		05/02/13	500	550,298
American Express Travel Related Services Co., Inc., Sr. Unsec’d. Notes, MTN	A2	0.459	%(c)	06/01/11	4,300	4,265,824
Bank of America Corp., FDIC Gtd. Notes, MTN	Aaa	1.018	%(c)	12/02/11	16,200	16,342,382
BP Capital Markets PLC, Gtd. Notes (United Kingdom)	A2	1.55%		08/11/11	900	902,466
Citigroup, Inc., Sr. Unsec’d. Notes	A3	0.417	%(c)	03/16/12	5,764	5,665,695
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		04/11/13	7,800	8,368,175
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.50%		08/19/13	8,900	9,833,343
Citigroup, Inc., Unsec’d. Notes	A3	2.384	%(c)	08/13/13	1,000	1,007,034
Countrywide Financial Corp., Gtd. Notes, MTN	A2	0.858	%(c)	05/07/12	2,800	2,776,306
DanFin Funding Ltd., Gov’t. Liquid Notes, 144A (Ireland)	Aaa	1.226	%(c)	07/16/13	3,000	2,996,100
Dexia Credit Local, Gov’t. Liquid Notes, 144A (France)	Aa1	0.693	%(c)	03/05/13	5,000	4,981,575
Dexia Credit Local, Gov’t. Liquid Notes, 144A (France)	Aa1	0.778	%(c)	01/12/12	9,000	8,954,523
Dexia Credit Local, Gov’t. Liquid Notes, 144A (France)	Aa1	0.94	%(c)	09/23/11	9,150	9,193,833
Dexia Credit Local, Gov’t. Liquid Notes, 144A (France)	Aa1	0.961	%(c)	04/29/14	3,000	2,987,433
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	5.542	%(c)	06/15/11	4,000	4,100,000
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	7.50%		08/01/12	1,450	1,539,261
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	7.80%		06/01/12	594	631,729
Freddie Mac, Notes	Aaa	5.00%		07/15/14	13,900	15,848,224
General Electric Capital Corp., FDIC Gtd. Notes, MTN	Aaa	0.292	%(c)	12/21/12	5,000	5,002,195
General Electric Capital Corp., FDIC Gtd. Notes, MTN	Aaa	0.543	%(c)	12/07/12	4,000	4,026,860
General Electric Capital Corp., Unsec’d. Notes	Aa2	1.875%		09/16/13	850	852,557
JPMorgan Chase & Co., FDIC Gtd. Notes	Aaa	1.018	%(c)	12/02/11	10,000	10,092,540
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	B3	3.011	%(c)	12/23/10	4,200	908,250
Lehman Brothers Holdings, Inc., Sub. Notes(i)	Caa2	7.50%		05/11/38	2,100	210
Macquarie Bank Ltd., Gov’t. Liquid Notes, 144A (Australia)	Aaa	2.60%		01/20/12	1,300	1,332,989
Macquarie Bank Ltd., Gov’t. Liquid Notes, 144A (Australia)	Aaa	3.30%		07/17/14	8,900	9,484,570
Merrill Lynch & Co., Inc., Notes, MTN	A2	0.523	%(c)	06/05/12	800	787,932
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	5.45%		07/15/14	10,000	10,800,850
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.30%		03/01/13	2,400	2,584,634
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	0.57	%(c)	04/19/12	3,000	2,951,655
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.75%		08/31/12	2,700	2,895,534
National City Bank, Sub. Notes	A2	6.20%		12/15/11	2,500	2,638,142
Societe Generale Societe de Credit Fonciere, Covered Bonds (France)	Aaa	1.071	%(c)	06/19/13	5,000	5,050,250
Svenska Handelsbanken AB, Sr. Unsec’d. Notes, 144A (Sweden)	Aa2	2.875%		09/14/12	5,400	5,555,795
Volkswagen International Finance NV, Gtd. Notes, 144A (Netherlands)	A3	1.625%		08/12/13	4,000	4,020,808

						176,527,700

Food — 0.7%
WM Wrigley Jr. Co., Sec’d. Notes, 144A	Baa2	2.45%		06/28/12	4,400	4,440,458
Woolworths Ltd., Sr. Unsec’d. Notes, 144A (Australia)	A3	2.55%		09/22/15	2,400	2,429,448

						6,869,906

Healthcare Products
Medtronic, Inc., Sr. Unsec’d. Notes	A1	1.50%		04/15/11	300	300,375

Insurance — 1.5%
MetLife, Inc., Sr. Unsec’d. Notes	A3	1.674	%(c)	08/06/13	200	201,472

Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	Aa3	0.542	%(c)	03/15/12		7,700	7,707,831
Monumental Global Funding III, Sr. Sec’d. Notes, 144A	A1	0.668	%(c)	01/25/13		1,600	1,550,110
Monumental Global Funding III, Sr. Sec’d. Notes, 144A	A1	0.726	%(c)	01/15/14		2,000	1,914,430
New York Life Global Funding, Sec’d. Notes, 144A	Aaa	0.417	%(c)	06/16/11		1,275	1,276,466
Sun Life Financial Global Funding LP, Sr. Unsec’d. Notes, 144A	A1	0.694	%(c)	07/06/11		2,500	2,482,433

							15,132,742

Investment Companies — 0.6%
FIH Erhvervsbank A/S, Gov’t. Liquid Notes, 144A (Denmark)	Aaa	0.663	%(c)	06/13/13		6,000	5,993,214

Media — 0.2%
DISH DBS Corp., Gtd. Notes	Ba3	6.375%		10/01/11		2,250	2,328,750

Metals & Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	8.25%		04/01/15		1,000	1,070,000

Oil & Gas — 2.7%
EnCana Corp., Sr. Unsec’d. Notes (Canada)	Baa2	6.30%		11/01/11		2,500	2,639,500
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	Baa2	4.00%		07/15/15		1,150	1,213,387
Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg)	Baa1	8.146%		04/11/18		5,300	6,201,000
Qatar Petroleum, Unsub. Notes, 144A (Qatar)	Aa2	5.579%		05/30/11		333	338,240
Shell International Finance BV, Gtd. Notes (Netherlands)	Aa1	0.64	%(c)	06/22/12		4,500	4,520,133
Total Capital SA, Gtd. Notes (France)	Aa1	3.00%		06/24/15		3,000	3,147,267
Transocean, Inc., Gtd. Notes (Switzerland)	Baa3	4.95%		11/15/15		4,100	4,263,467
Williams Cos., Inc., Credit Linked Certificate Trust V (The), Sr. Unsec’d. Notes, 144A	Baa3	6.375%		10/01/10		700	700,000
XTO Energy, Inc., Sr. Unsec’d. Notes	Aaa	4.625%		06/15/13		3,300	3,625,007

							26,648,001

Paper & Forest Products — 0.3%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Ba3	8.125%		05/15/11		2,360	2,448,500

Pharmaceuticals — 0.4%
Teva Pharmaceutical Finance III LLC, Gtd. Notes	A3	0.691	%(c)	12/19/11		4,000	4,014,524

Pipelines — 1.8%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	6.00%		07/01/13		2,600	2,851,615
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	7.125%		03/15/12		7,715	8,282,153
Kinder Morgan Finance Co. ULC, Gtd. Notes (Canada)	Ba1	5.35%		01/05/11		7,000	7,057,470

							18,191,238

Savings & Loan — 1.0%
Nationwide Building Society, Gov’t. Liquid Notes, 144A (United Kingdom)	Aaa	0.549	%(c)	05/17/12		10,000	9,982,320

Telecommunications — 2.5%
America Movil SAB de CV, Gtd. Notes (Mexico)	A2	3.625%		03/30/15		2,400	2,499,698
Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	2.946	%(c)	05/20/11		3,200	3,253,280
Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	5.55%		02/01/14		1,600	1,809,368
Koninklijke KPN NV, Sr. Unsec’d. Notes (Netherlands)	Baa2	8.00%		10/01/10		5,000	5,000,000
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.875%		09/01/11		2,200	2,329,250
Sprint Capital Corp., Gtd. Notes	Ba3	7.625%		01/30/11		5,800	5,894,250
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	5.25%		11/15/13		4,000	4,297,588

							25,083,434

TOTAL CORPORATE OBLIGATIONS (cost $568,577,155)							571,981,865

FOREIGN GOVERNMENT BONDS — 1.6%

Brazil Notas do Tesouro Nacional, Series F, Notes (Brazil)	NR	10.00%		01/01/12	BRL	249	148,165
Brazil Notas do Tesouro Nacional, Series F, Notes (Brazil)	Baa3	10.00%		01/01/17 BRL		5,900	3,311,671
Eksportfinans ASA, Notes (Norway)	Aa1	2.00%		09/15/15		4,600	4,611,417

Kommunalbanken A/S, Sr. Unsec’d. Notes, MTN (Norway)	Aaa	3.375%		11/15/11	6,000	6,180,192
Province of Ontario, Sr. Unsec’d. Notes (Canada)	Aa1	1.875%		09/15/15	2,000	2,014,910

TOTAL FOREIGN GOVERNMENT BONDS (cost $15,680,667)						16,266,355

MUNICIPAL BONDS — 0.6%

California — 0.4%
State of California, General Obligation Bonds	A1	5.65	%(c)	04/01/39	3,900	4,198,233

New Jersey — 0.2%
New Jersey Economic Development Authority, Revenue Bonds	Aa3	1.292	%(c)	06/15/13	1,000	995,090
New Jersey Transportation Trust Fund Authority, Revenue Bonds	Aa3	6.875%		12/15/39	500	532,770

						1,527,860

TOTAL MUNICIPAL BONDS (cost $5,417,786)						5,726,093

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.5%

Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	Aaa	3.55	%(c)	01/25/34	544	539,470
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	Aa3	3.35	%(c)	02/25/34	587	499,901
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	Baa2	3.22	%(c)	11/25/34	4,810	4,113,976
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	A1	2.30	%(c)	08/25/35	732	700,943
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Caa3	2.984	%(c)	09/25/35	2,641	1,996,579
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	Ca	5.016	%(c)	01/25/36	3,856	2,292,983
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	B2	3.013	%(c)	01/26/36	4,265	2,948,922
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Caa1	5.436	%(c)	12/26/46	4,410	3,136,801
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1	B1	2.51	%(c)	08/25/35	1,297	1,218,538
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3	Ba3	2.21	%(c)	08/25/35	304	286,119
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	AAA(d)	6.25%		12/25/33	231	238,426
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J7, Class 4A2	AAA(d)	0.656	%(c)	08/25/18	227	222,937
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A	Aa3	6.50	%(c)	01/25/34	389	391,566
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1	Aaa	0.596	%(c)	02/25/35	1,065	733,023
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1	Aa3	0.546	%(c)	04/25/35	1,794	1,171,741
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	Baa3	3.524	%(c)	04/25/35	1,428	887,446
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R2, Class 1AF1, 144A	Aa3	0.596	%(c)	06/25/35	3,151	2,680,403
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	Aaa	6.50%		04/25/33	64	65,479
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	Aaa	2.503	%(c)	06/25/33	1,372	1,323,115
Fannie Mae, Series 1988-22, Class A	Aaa	3.003	%(c)	08/25/18	5	4,852
Fannie Mae, Series 1996-39, Class H	Aaa	8.00%		11/25/23	58	69,117
Fannie Mae, Series 2004-11, Class A	Aaa	0.376	%(c)	03/25/34	495	488,607
Fannie Mae, Series 2006-5, Class 3A2	Aaa	2.698	%(c)	05/25/35	440	467,532
Fannie Mae, Series 2007-114, Class A6	Aaa	0.456	%(c)	10/27/37	6,000	5,989,253
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	Aaa	6.50%		07/25/43	2,198	2,480,473
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	Aaa	7.00%		10/25/43	1,243	1,405,578

FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	Aaa	1.786	%(c)	07/25/44	1,795	1,795,997
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	1.586	%(c)	10/25/44	6,181	6,420,478
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	0.296	%(c)	12/25/36	4,457	4,429,678
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1	Aa3	2.545	%(c)	09/25/34	922	825,668
First Republic Mortgage Loan Trust, Series 2002-FRB1, Class A	Aaa	0.557	%(c)	08/15/32	1,856	1,721,324
Freddie Mac, Series 2987, Class HD	Aaa	4.50%		07/15/18	934	958,988
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A	AAA(d)	3.176	%(c)	06/25/34	1,036	887,215
Government National Mortgage Assoc., Series 1998-15, Class C	Aaa	6.50%		06/20/28	1,300	1,375,355
Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1	Baa2	0.486	%(c)	06/25/45	616	385,970
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	B(d)	3.098	%(c)	10/25/33	898	766,143
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aa2	2.573	%(c)	06/25/34	178	165,669
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	AAA(d)	2.923	%(c)	09/25/35	2,206	2,107,768
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1	A(d)	3.209	%(c)	04/25/36	2,773	2,325,343
Harborview Mortgage Loan Trust, Series 2004-6, Class 3A2A	A2	2.966	%(c)	08/19/34	1,932	1,442,760
MLCC Mortgage Investors, Inc., Series 2005-2, Class 2A	Caa2	4.25	%(c)	10/25/35	1,649	1,409,598
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	A1	1.259	%(c)	10/25/35	1,577	1,349,909
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	Baa3	2.653	%(c)	01/25/35	298	229,725
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 3A2	Aa3	2.664	%(c)	04/25/34	1,956	1,703,064
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 1A3	CC(d)	5.144	%(c)	01/25/36	696	594,542
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1	Aa1	0.507	%(c)	07/19/35	748	491,100
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR2, Class A	Aaa	3.003	%(c)	02/27/34	305	302,708
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR5, Class A7	Aaa	2.70	%(c)	06/25/33	102	97,971
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	Aaa	2.776	%(c)	09/25/33	3,049	3,079,824
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-R1, Class X, IO	NR	12.055	%(c)	12/25/27	992	54,585
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A	A3	2.786	%(c)	03/25/34	417	398,177
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A	Aaa	0.576	%(c)	01/25/45	52	42,378
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1	A1	0.516	%(c)	11/25/45	637	520,134
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	A2	1.37	%(c)	02/25/46	1,818	1,342,947
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A	Ba1	1.386	%(c)	08/25/46	1,109	696,131

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $85,089,733)						74,274,929

U.S. GOVERNMENT AGENCY OBLIGATION — 2.1%

Federal Home Loan Mortgage Corp., Notes (cost $20,788,767)		0.178	%(c)	02/02/12	20,800	20,778,722

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 1.0%

Federal Home Loan Mortgage Corp.		2.632	%(c)	01/01/34	84	87,069
Federal Home Loan Mortgage Corp.		2.776	%(c)	07/01/29	52	54,089
Federal Home Loan Mortgage Corp.		2.947	%(c)	12/01/26	23	24,237

Federal National Mortgage Assoc.	2.23	%(c)	01/01/25	8	7,892
Federal National Mortgage Assoc.	2.857	%(c)	12/01/29	37	38,856
Federal National Mortgage Assoc.	3.52	%(c)	04/01/32	9	9,750
Federal National Mortgage Assoc.	4.50%		TBA	8,600	8,954,750
Federal National Mortgage Assoc.	4.831	%(c)	03/01/17	117	121,906
Federal National Mortgage Assoc.	4.912	%(c)	04/01/24	54	54,942
Government National Mortgage Assoc.	3.125	%(c)	11/20/29	160	164,655
Government National Mortgage Assoc.	3.375	%(c)	05/20/24-06/20/26	242	249,952
Government National Mortgage Assoc.	3.625	%(c)	07/20/17-07/20/24	61	63,065

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $9,806,495)					9,831,163

U.S. TREASURY OBLIGATIONS — 15.4%

U.S. Treasury Notes	1.875%		06/30/15	12,200	12,571,722
U.S. Treasury Notes	2.75%		02/15/19	14,380	14,918,128
U.S. Treasury Notes(h)	3.125%		05/15/19	49,600	53,672,606
U.S. Treasury Notes	3.125%		04/30/17	31,600	33,577,465
U.S. Treasury Notes	3.375%		11/15/19	21,300	22,945,766
U.S. Treasury Notes	3.50%		05/15/20	5,450	5,915,812
U.S. Treasury Notes	3.625%		02/15/20	7,930	8,697,600

TOTAL U.S. TREASURY OBLIGATIONS (cost $150,517,924)					152,299,099

TOTAL LONG-TERM INVESTMENTS (cost $929,118,667)					921,159,439

SHORT-TERM INVESTMENTS — 8.3%

U.S. TREASURY OBLIGATIONS(h)(n) — 0.1%

U.S. Treasury Bills	0.137%		10/28/10	90	89,991
U.S. Treasury Bills	0.152%		10/14/10	340	339,995
U.S. Treasury Bills	0.217%		01/13/11	310	309,882

TOTAL U.S. TREASURY OBLIGATIONS (cost $739,814)					739,868

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,349,457)(w)	2,349,457	2,349,457

	Principal
	Amount
	(000)#
REPURCHASE AGREEMENT(m) — 8.0%

Deutsche Bank Securities, Inc., 0.32%, dated 09/30/10, due 10/01/10 in the amount of $79,300,705	$79,300	79,300,000

TOTAL SHORT-TERM INVESTMENTS (cost $82,389,271)		82,389,325

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.5% (cost $1,011,507,938)		1,003,548,764

		Notional
		Amount
	Counterparty	(000)#
OPTIONS WRITTEN(l)* — (0.1)%

Call Options — (0.1)%
90 Day Euro Dollar Futures, expiring 12/13/10, Strike Price $99.50		26,000	(11,213)
Interest Rate Swap Options,

Pay a fixed rate of 1.60% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Citigroup Global Markets	13,300	(67,176)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Citigroup Global Markets	2,000	(117,675)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Morgan Stanley	1,800	(105,854)
Pay a fixed rate of 1.50% and receive a floating rate based on 3-month LIBOR, expiring 12/13/10	Morgan Stanley	57,600	(252,949)

			(554,867)

Put Options
90 Day Euro Dollar Futures, expiring 12/13/10, Strike Price $99.50		26,000	(2,112)
Interest Rate Swap Options,
Receive a fixed rate of 2.10% and pay a floating rate based on 3-month LIBOR, expiring 10/29/10	Citigroup Global Markets	13,300	(613)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR, expiring 10/29/10	Citigroup Global Markets	2,000	—
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR, expiring 10/29/10	Morgan Stanley	1,800	—
Receive a fixed rate of 4.00% and pay a floating rate based on 3-month LIBOR, expiring 12/01/10	Royal Bank of Scotland	6,500	(1)
Receive a fixed rate of 2.10% and pay a floating rate based on 3-month LIBOR, expiring 12/13/10	Morgan Stanley	57,600	(76,075)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	10,000	(66,412)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	3,000	(16,073)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	16,000	(85,722)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	3,000	(20,047)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Morgan Stanley	3,200	(21,383)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Royal Bank of Scotland	31,800	(212,497)

			(500,935)

TOTAL OPTIONS WRITTEN (premiums received $1,202,998)			(1,055,802)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.4% (cost $1,010,304,940)			1,002,492,962

Other liabilities in excess of other assets(x) — (1.4)%			(13,480,225)

NET ASSETS — 100.0%			$989,012,737

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corp.

FHLMC	Federal Home Loan Mortgage Corporation

FSB	Federal Savings Bank

IO	Interest Only

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

REMIC	Real Estate Mortgage Investment Conduits

TBA	To Be Announced

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

CNY	Chinese Yuan

DKK	Danish Krone

EUR	Euro

GBP	British Pound

MXN	Mexican Peso

SGD	Singapore Dollar

ZAR	South African Rand

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of September 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2010.

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(l)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.

(n)	Rates shown are the effective yields at purchase date.

(m)	Repurchase agreement is collateralized by United States Treasuries.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:
Forward foreign currency exchange contracts outstanding at September 30, 2010:

		Notional				Unrealized
		Amount		Value at Settlement	Current	Appreciation
Purchase Contracts	Counterparty	(000)		Date Payable	Value	(Depreciation)(1)
Australian Dollar,
Expiring 10/29/10	Royal Bank of Scotland	AUD	1,366	$1,210,085	$1,315,541	$105,456
Chilean Peso,
Expiring 01/12/11	JPMorgan Chase	CLP	157,845	320,954	324,683	3,729
Chinese Yuan,
	Credit Suisse First
Expiring 04/07/11	Boston Corp.	CNY	59,558	9,000,000	8,941,090	(58,910)
Expiring 09/14/11	Barclays Capital Group	CNY	48,315	7,300,000	7,294,198	(5,802)
	Citigroup Global
Expiring 11/17/10	Markets	CNY	4,325	652,000	646,745	(5,255)
Expiring 11/17/10	Deutsche Bank	CNY	4,245	640,000	634,794	(5,206)
Expiring 11/17/10	Deutsche Bank	CNY	3,521	532,000	526,479	(5,521)
Expiring 11/17/10	Deutsche Bank	CNY	2,296	346,903	343,303	(3,600)
Expiring 11/17/10	Deutsche Bank	CNY	1,089	164,000	162,789	(1,211)
Expiring 11/17/10	Morgan Stanley	CNY	2,197	332,000	328,555	(3,445)
Expiring 11/17/10	Morgan Stanley	CNY	2,197	332,000	328,455	(3,545)
Expiring 11/23/10	Barclays Capital Group	CNY	1,565	236,000	233,995	(2,005)
Expiring 11/23/10	Barclays Capital Group	CNY	1,102	166,000	164,826	(1,174)
Mexican Peso,
Expiring 02/22/11	Barclays Capital Group	MXN	104,437	7,893,952	8,172,194	278,242
Singapore Dollar,
Expiring 03/09/11	Deutsche Bank	SGD	101	75,279	76,511	1,232
Expiring 03/09/11	JPMorgan Chase	SGD	30	22,260	22,812	552
Expiring 03/09/11	Royal Bank of Scotland	SGD	50	37,121	38,019	898
South African Rand,
Expiring 10/28/10	Barclays Capital Group	ZAR	10,130	1,277,985	1,446,641	168,656

				$30,538,539	$31,001,630	$463,091

		Notional				Unrealized
		Amount		Value at Settlement	Current	Appreciation
Sale Contracts	Counterparty	(000)		Date Receivable	Value	(Depreciation)(1)
Brazilian Real,
Expiring 12/02/10	Hong Kong & Shanghai Bank	BRL	5,726	$3,190,639	$3,338,807	$(148,168)
British Pound,
Expiring 12/20/10	UBS Securities	GBP	735	1,144,994	1,153,946	(8,952)
Canadian Dollar,
Expiring 11/18/10	Citigroup Global Markets	CAD	9,769	9,510,329	9,483,909	26,420

Danish Krone,
Expiring 01/04/11	Citigroup Global Markets	DKK	113,450	20,262,909	20,743,809	(480,900)
Expiring 01/04/11	Morgan Stanley	DKK	50	8,655	9,142	(487)
Euro,
Expiring 10/26/10	Barclays Capital Group	EUR	2,584	3,312,688	3,521,982	(209,294)
Singapore Dollar,
Expiring 03/09/11	Barclays Capital Group	SGD	181	135,338	137,343	(2,005)

				$37,565,552	$38,388,938	$(823,386)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2010.

Interest rate swap agreements outstanding at September 30, 2010:

			Notional				Upfront	Unrealized
			Amount#			Fair	Premiums	Appreciation
Counterparty	Termination Date		(000)	Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation)(2)
Royal Bank of Scotland PLC(1)	12/16/14		$61,600	4.00%	3 month LIBOR	$7,603,615	$2,099,006	$5,504,609
UBS AG(1)	06/15/12	AUD	62,200	4.50%	3 month Australian Bank Bill rate	(398,264)	(117,053)	(281,211)
Barclays Bank PLC(1)	01/02/12	BRL	152,200	10.84%	Brazilian interbank lending rate	1,029,595	409,672	619,923

						$8,234,946	$2,391,625	$5,843,321

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2010:

		Notional			Implied Credit		Upfront	Unrealized
	Termination	Amount#			Spread at	Fair	Premiums	Appreciation
Counterparty	Date	(000)(3)	Fixed Rate	Reference Entity/Obligation	September 30, 2010(4)	Value	Paid (Received)	(Depreciation)(5)
Credit default swaps on Corporate and/or Sovereign Issues — Sell Protection (1)
Barclays Bank PLC	12/20/10	$2,900	1.00%	United Mexican States, 7.50%, due 04/08/33	0.501%	$3,033	$(156)	$3,189
Barclays Bank PLC	12/20/10	5,500	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.331%	8,016	5,236	2,780
Barclays Bank PLC	06/20/12	6,900	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.397%	433,291	71,903	361,388
Citigroup, Inc.	06/20/11	1,000	1.00%	Metlife, Inc., 5.00%, due 06/15/15	0.985%	(213)	(8,951)	8,738
Credit Suisse International	12/20/11	2,700	1.00%	Abu Dhabi Govt., 5.50%, due 04/08/14	0.494%	16,034	14,745	1,289
Deutsche Bank AG	12/20/10	2,700	1.00%	United Mexican States, 7.50%, due 04/08/33	0.501%	2,824	—	2,824
Deutsche Bank AG	12/20/10	2,900	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.331%	4,147	2,597	1,550
Deutsche Bank AG	09/20/11	100	5.00%	BP Capital Markets America, 4.20%, due 06/15/18	0.743%	4,420	(2,105)	6,525
Deutsche Bank AG	12/20/11	3,900	1.00%	Abu Dhabi Govt., 5.50%, due 04/08/14	0.494%	23,159	21,415	1,744
Goldman Sachs Capital Markets, L.P.	06/20/15	700	5.00%	BP Capital Markets America, 4.20%, due 06/15/18	1.554%	106,113	(20,936)	127,049
Goldman Sachs Capital Markets, L.P.	06/20/15	1,400	5.00%	BP Capital Markets America, 4.20%, due 06/15/18	1.554%	212,226	40,162	172,064
Goldman Sachs Capital Markets, L.P.	06/20/15	1,950	5.00%	BP Capital Markets America, 4.20%, due 06/15/18	1.554%	295,601	29,193	266,408
HSBC Bank USA, N.A.	12/20/11	1,700	1.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.247%	(4,725)	(3,738)	(987)
Merrill Lynch & Co., Inc.	09/20/12	10,000	0.80%	Morgan Stanley, 6.60%, due 04/01/12	1.307%	(108,402)	—	(108,402)
Morgan Stanley Capital Services, Inc.	09/20/12	500	1.00%	Petrobras Intl. Finance Corp., 8.375%, due 12/10/18	1.107%	(2,204)	(2,988)	784

						$993,320	$146,377	$846,943

The Portfolio entered into credit default swap agreements on corporate issues and sovereign issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

		Notional				Upfront
	Termination	Amount#			Fair	Premiums	Unrealized
Counterparty	Date	(000)(3)	Fixed Rate	Reference Entity/Obligation	Value	Paid (Received)	Depreciation(5)
Credit default swaps — Buy Protection (2)
Deutsche Bank AG	06/20/11	$4,000	5.00%	Ford Motor Credit Co. LLC, 7.25%, due 10/25/11	$(110,926)	$(55,220)	$(55,706)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2010.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
     Level 1 — quoted prices in active markets for identical securities
     Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Asset-Backed Securities	$—	$46,462,222	$9,524,083
Bank Loans	—	1,818,755	—
Commerical Mortgage-Backed Securities	—	10,623,709	—
Convertible Bonds	—	1,572,444	—
Corporate Obligations	—	571,981,865	—
Foreign Government Bonds	—	16,266,355	—
Municipal Bonds	—	5,726,093	—
Residential Mortgage-Backed Securities	—	74,220,344	54,585
U.S. Government Agency Obligation	—	20,778,722	—
U.S. Government Mortgage-Backed Obligations	—	9,831,163	—
U.S. Treasury Obligations	—	153,038,967	—
Repurchase Agreement	—	79,300,000	—
Affiliated Money Market Mutual Fund	2,349,457	—	—
Options Written	(13,325)	(1,042,477)
Other Financial Instuments*
Foreign Forward Currency Contracts	—	(360,295)	—
Interest Rate Swaps	—	5,843,321	—
Credit Default Swaps	—	791,237	—

Total	$2,336,132	$996,852,425	$9,578,668

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Residential
	Asset-Backed	Mortgage-Backed
	Securities	Securities
Balance as of 12/31/09	$—	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	9,982	52,380
Purchases	9,514,101	2,205
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/10	$9,524,083	$54,585

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	Of which, $62,362 was included in Net Assets relating to securities held at the reporting period end.

AST PIMCO TOTAL RETURN BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#		Value
LONG-TERM INVESTMENTS — 97.4%

ASSET-BACKED SECURITIES — 1.0%

ACE Securities Corp., Series 2006-HE4, Class A2A	Caa3	0.316	%(c)	10/25/36		$570	$211,639
ACE Securities Corp., Series 2006-NC3, Class A2A	B3	0.306	%(c)	12/25/36		452	431,349
Ally Auto Receivables Trust, Series 2009-A, Class A2, 144A	AAA(d)	1.32%		03/15/12		1,293	1,296,438
Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1	Aaa	0.531	%(c)	09/25/34		1,715	1,484,314
BA Credit Card Trust, Series 2008-A5, Class A5	Aaa	1.457	%(c)	12/16/13		5,400	5,443,150
Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1, Class 2A1	B3	0.344	%(c)	10/25/36		514	479,551
Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1	Baa2	0.346	%(c)	06/25/47		1,375	1,318,508
BNC Mortgage Loan Trust, Series 2007-2, Class A2	Ba2	0.356	%(c)	05/25/37		6,292	5,638,626
Centurion CDO VII Ltd., Series 2004-7A, Class A1A, 144A	Aaa	0.845	%(c)	01/30/16		9,471	9,159,790
Countrywide Asset-Backed Certificates, Series 2006-15, Class A1	Aaa	0.366	%(c)	10/25/46		208	206,733
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A1	Baa2	0.306	%(c)	05/25/47		356	354,126
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A1	Aa2	0.306	%(c)	05/25/37		2,326	2,298,136
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1	A2	0.326	%(c)	06/25/47		781	761,344
Countrywide Asset-Backed Certificates, Series 2006-26, Class 2A1	A2	0.336	%(c)	06/25/37		368	364,676
Countrywide Asset-Backed Certificates, Series 2006-SD1, Class A1, 144A	AAA(d)	0.416	%(c)	02/25/36		61	60,728
Countrywide Asset-Backed Certificates, Series 2007-6, Class 2A1	Ba2	0.356	%(c)	09/25/37		3,861	3,680,405
Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1	Baa3	0.336	%(c)	10/25/47		3,471	3,351,177
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A1	Caa1	0.316	%(c)	11/25/36		811	695,204
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A	Aaa	0.626	%(c)	05/25/40		3,000	2,412,775
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	Aaa	0.496	%(c)	06/25/32		2,253	2,219,798
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3	Aaa	0.306	%(c)	11/25/36		975	963,558
First NLC Trust, Series 2007-1, Class A1, 144A	Caa2	0.326	%(c)	08/25/37		7,899	5,441,275
Ford Credit Auto Owner Trust, Series 2009-D, Class A2	Aaa	1.21%		01/15/12		4,050	4,054,624
Fremont Home Loan Trust, Series 2006-E, Class 2A1	Caa2	0.316	%(c)	01/25/37		668	605,201
GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2A	Ca	0.296	%(c)	08/25/36		73	29,241
Household Home Equity Loan Trust, Series 2005-1, Class A	Aaa	0.547	%(c)	01/20/34		5,704	5,158,076
HSI Asset Securitization Corp. Trust, Series 2006-HE2, Class 2A1	Caa2	0.306	%(c)	12/25/36		304	280,022
JPMorgan Mortgage Acquisition Corp., Series 2006-CH2, Class AV2	Ba1	0.306	%(c)	10/25/36		5,630	5,426,887
JPMorgan Mortgage Acquisition Corp., Series 2007-CH3, Class A2	Caa1	0.336	%(c)	03/25/37		2,190	2,067,400
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV1	Caa3	0.316	%(c)	03/25/47		2,826	2,096,399
Lehman XS Trust, Series 2006-14N, Class 1A2	Ca	0.496	%(c)	09/25/46		683	114,477
Lehman XS Trust, Series 2006-16N, Class A4B	Ca	0.496	%(c)	11/25/46		704	160,983
Lehman XS Trust, Series 2006-GP2, Class 3A2	Ca	0.486	%(c)	06/25/46		478	49,453
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	0.536	%(c)	10/25/34		127	107,800
Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A	AAA(d)	3.00%		04/20/17	EUR	5,583	7,595,932

Master Asset Backed Securities Trust, Series 2006-HE5, Class A1	A3	0.316	%(c)	11/25/36	139	138,982
Master Asset Backed Securities Trust, Series 2007-HE1, Class A1	Ba1	0.336	%(c)	05/25/37	1,298	1,254,475
Morgan Stanley ABS Capital I, Series 2006-NC5, Class A2A	A1	0.296	%(c)	10/25/36	145	144,445
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1	Baa3	0.306	%(c)	11/25/36	25	24,877
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A3	Ca	0.616	%(c)	04/25/37	1,482	732,968
Park Place Securities, Inc., Series 2004-MCW1, Class A1	Aaa	0.569	%(c)	10/25/34	1,950	1,909,567
Residential Asset Securities Corp., Series 2007-KS2, Class AI1	Baa2	0.326	%(c)	02/25/37	1,596	1,559,644
Residential Asset Securities Corp., Series 2007-KS3, Class AI1	Ba2	0.366	%(c)	04/25/37	1,878	1,842,155
Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1, Class A2A	Ca	0.316	%(c)	12/25/36	174	60,668
SLM Student Loan Trust, Series 2006-6, Class A1	Aaa	0.488	%(c)	10/25/18	2,570	2,568,795
SLM Student Loan Trust, Series 2010-C, Class A2, 144A	Aaa	2.907	%(c)	12/16/19	2,200	2,199,994
Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A	Caa3	0.316	%(c)	11/25/36	273	128,036
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1	Baa2	0.336	%(c)	06/25/37	3,042	2,666,729
Soundview Home Equity Loan Trust, Series 2007-OPT5, Class 2A1	Aa1	1.056	%(c)	10/25/37	344	341,465
Structured Asset Securities Corp., Series 2006-BC3, Class A2	Aaa	0.306	%(c)	10/25/36	1,679	1,668,614

TOTAL ASSET-BACKED SECURITIES (cost $101,583,894)						93,261,209

BANK LOANS(c)(g) — 0.1%

American General Finance Corp., Term	B+(d)	7.25%		04/21/15	8,400	8,431,500
CIT Group, Inc., Term	BA(d)	6.25%		08/11/15	71	71,919
CIT Group, Inc., Term	BA(d)	6.25%		08/11/15	130	130,965
CIT Group, Inc., Term	BA(d)	6.25%		08/11/15	130	130,965
CIT Group, Inc., Term	BA(d)	6.25%		08/11/15	143	143,837
CIT Group, Inc., Term	BA(d)	6.25%		08/11/15	180	180,825
CIT Group, Inc., Term	BA(d)	6.25%		08/11/15	213	214,680
CIT Group, Inc., Term	BA(d)	6.25%		08/11/15	233	234,771
CIT Group, Inc., Term	BA(d)	6.25%		08/11/15	546	549,540
CIT Group, Inc., Term BI	BA(d)	6.25%		07/27/15	549	552,520
RH Donnelley, Inc.	B(d)	9.00%		10/24/14	2,644	2,242,851

TOTAL BANK LOANS (cost $13,189,034)						12,884,373

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%

Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4	AAA(d)	5.201%		12/11/38	24,597	25,968,315
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4	Aaa	5.331%		02/11/44	400	411,587
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4	AAA(d)	5.471	%(c)	01/12/45	1,100	1,203,884
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4	Aaa	5.306%		12/10/46	3,300	3,430,821
Government Lease Trust, Series 1999-C1A, Class B2, 144A	Aaa	4.00%		05/18/11	1,500	1,526,012
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4	Aaa	4.799	%(c)	08/10/42	200	213,249
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4	Aaa	5.444%		03/10/39	800	843,284
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A4	Aaa	5.882	%(c)	02/15/51	1,100	1,153,602

JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3	Aaa	5.42%		01/15/49	600	624,250
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	A(d)	5.866	%(c)	09/15/45	20,000	21,157,810
Merrill Lynch / Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	Aaa	5.485	%(c)	03/12/51	2,300	2,307,628
Merrill Lynch Floating Trust, Series 2006-1, Class A1, 144A	Aaa	0.327	%(c)	06/15/22	889	851,224
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A	Aaa	0.796	%(c)	07/09/21	13,897	12,925,098
Morgan Stanley Capital I, Series 2007-IQ13, Class A4	A-(d)	5.364%		03/15/44	14,100	14,662,071
Morgan Stanley Capital I, Series 2007-IQ16, Class A4	A+(d)	5.809%		12/12/49	200	211,725
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A, 144A	Aaa	6.002	%(c)	08/12/45	900	984,518

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $78,003,315)						88,475,078

CONVERTIBLE BOND — 0.4%

Oil & Gas
Transocean, Inc., Sr. Unsec’d. Notes (Cayman Islands) (cost $41,081,648)	Baa3	1.50%		12/15/37	44,200	43,260,750

CORPORATE BONDS — 25.5%

Agriculture
Altria Group, Inc., Gtd. Notes	Baa1	9.25%		08/06/19	600	804,277
Altria Group, Inc., Gtd. Notes	Baa1	9.70%		11/10/18	1,100	1,488,962

						2,293,239

Airlines
United Air Lines, Inc., Pass-Through Certificates(g)(i)	NR	10.02%		03/22/14	580	240,611

Automobile Manufacturers
Daimler Finance North America LLC, Gtd. Notes	A3	7.75%		01/18/11	3,000	3,058,953

Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa2	4.125%		01/15/15	24,100	25,942,638
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa2	5.375%		01/15/20	24,100	27,203,863

						53,146,501

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	A3	6.15%		06/01/18	24,800	30,205,706

Chemicals — 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	4.85%		08/15/12	22,300	23,601,094
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	6.00%		10/01/12	2,800	3,033,867

						26,634,961

Diversified
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.25%		12/06/17	3,800	4,276,900

Diversified Financial Services — 0.1%
White Nights Finance BV For Gazprom, Sec’d. Notes (Netherlands)	Baa1	10.50%		03/08/14	6,500	7,811,050
White Nights Finance BV For Gazprom, Sec’d. Notes (Netherlands)	Baa1	10.50%		03/25/14	500	601,000

						8,412,050

Financial — Bank & Trust — 8.4%
American Express Bank FSB, Sr. Unsec’d. Notes	A2	5.50%		04/16/13	5,100	5,551,146
American Express Bank FSB, Sr. Unsec’d. Notes	A2	6.00%		09/13/17	500	570,309
American Express Centurion Bank, Notes	A2	6.00%		09/13/17	500	570,309
American Express Co., Sr. Unsec’d. Notes	A3	6.15%		08/28/17	3,700	4,259,821
American Express Co., Sr. Unsec’d. Notes	A3	7.25%		05/20/14	10,000	11,725,460
ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand)	Aa2	6.20%		07/19/13	11,500	12,780,858
Banco Santander Chile, Sr. Unsec’d. Notes, 144A (Chile)	Aa3	1.771	%(c)	04/20/12	14,300	14,293,679
Bank of America Corp., Sr. Unsec’d. Notes	A2	6.00%		09/01/17	2,000	2,165,432
Bank of America Corp., Sub. Notes	A3	0.706	%(c)	08/15/16	1,900	1,711,017
Bank of America Corp., Unsec’d. Notes	A2	6.50%		08/01/16	28,700	32,270,280
Bank of America NA, Sub. Notes	A1	6.00%		10/15/36	1,900	1,887,582
Bank of China Hong Kong Ltd., Sub. Notes, 144A (Hong Kong)	A1	5.55%		02/11/20	2,900	3,080,758
Bank of Montreal, Covered Bonds, 144A (Canada)	Aaa	2.85%		06/09/15	5,400	5,683,759
Barclays Bank PLC, Sr. Unsec’d. Notes (United Kingdom)	Aa3	5.00%		09/22/16	31,200	34,190,520

Barclays Bank PLC, Sr. Unsec’d. Notes (United Kingdom)	Aa3	5.45%		09/12/12		63,200	68,454,827
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)	Baa1	10.179%		06/12/21		11,760	15,682,783
China Development Bank, Sr. Unsec’d. Notes (China)	A1	5.00%		10/15/15		100	112,260
Cie de Financement Foncier, Covered Bonds, 144A (France)	Aaa	2.125%		04/22/13		4,000	4,072,508
Credit Agricole SA, Jr. Sub. Notes, 144A (France)	A3	8.375	%(c)	10/29/49		44,500	47,615,000
Danske Bank A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark)	Aaa	2.50%		05/10/12		6,100	6,245,052
DBS Bank Ltd., Sub. Notes, 144A (Singapore)	Aa2	0.596	%(c)	05/16/17		1,000	972,572
Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)	Aa3	4.875%		05/20/13		1,000	1,086,266
Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)	Aa3	6.00%		09/01/17		15,900	18,328,741
Dexia Credit Local, Gov’t. Liquid Gtd. Notes, 144A (France)	Aa1	0.961	%(c)	04/29/14		26,900	26,787,316
Export-Import Bank of China, Unsec’d. Notes, 144A (China)	A1	4.875%		07/21/15		600	667,517
Export-Import Bank of Korea, Sr. Unsec’d. Notes (South Korea)	A1	5.125%		06/29/20		4,200	4,522,463
Fifth Third Bancorp, Sub. Notes	Baa2	8.25%		03/01/38		4,200	4,993,535
HSBC Holdings PLC, Sub. Notes (United Kingdom)	A1	6.50%		05/02/36		5,100	5,678,054
HSBC Holdings PLC, Sub. Notes (United Kingdom)	A1	6.50%		09/15/37		3,700	4,149,291
ING Bank NV, Sr. Unsec’d. Notes, 144A (Netherlands)	Aa3	1.089	%(c)	03/30/12		70,000	69,752,900
Itau Unibanco Holding SA, Sub. Notes, 144A (Cayman Islands)	Baa2	6.20%		04/15/20		29,600	30,933,640
LeasePlan Corp. NV, Gov’t. Liquid Gtd. Notes, MTN (Netherlands)	Aaa	3.125%		02/10/12	EUR	9,000	12,562,346
Lloyds TSB Bank PLC, Bank Gtd. Notes, 144A, MTN (United Kingdom)	Aa3	5.80%		01/13/20		30,200	31,636,916
Lloyds TSB Bank PLC, Jr. Sub. Notes, 144A (United Kingdom)	Ba1	12.00	%(c)	12/29/49		45,600	52,195,888
Northern Rock Asset Management, Covered Bonds, 144A (United Kingdom)(g)	Aaa	5.625%		06/22/17		42,000	44,527,140
Rabobank Nederland NV, Sr. Unsec’d. Notes (Netherlands)	NR	6.875%		03/19/20	EUR	10,000	13,161,818
RBS Capital Trust I, Bank Gtd. Notes	B3	4.709	%(c)	12/29/49		3,200	2,280,000
Resona Bank Ltd., Jr. Sub. Notes, 144A (Japan)	A3	5.85	%(c)	09/29/49		900	897,917
Royal Bank of Scotland Group PLC, Jr. Sub. Notes (United Kingdom)	B3	7.64	%(c)	03/29/49		10,200	7,573,500
Royal Bank of Scotland PLC (The), Bank Gtd. Notes (United Kingdom)	Aa3	3.95%		09/21/15		8,200	8,285,731
Royal Bank of Scotland PLC (The), Bank Gtd. Notes, 144A (United Kingdom)	Aa3	4.875%		08/25/14		1,300	1,379,131
Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	0.784	%(c)	04/08/11		9,900	9,906,683
Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	2.625%		05/11/12		2,700	2,773,197
Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	3.00%		12/09/11		52,700	54,103,823
Santander US Debt SA Unipersonal, Bank Gtd. Notes, 144A (Spain)	Aa2	1.089	%(c)	03/30/12		52,100	51,376,070
Santander US Debt SA Unipersonal, Bank Gtd. Notes, 144A (Spain)(g)	Aa2	2.991%		10/07/13		25,200	25,192,930
Societe Financement de l’Economie Francaise, Gov’t. Liquid Gtd. Notes, 144A (France)	Aaa	0.726	%(c)	07/16/12		11,000	10,990,320
Societe Financement de l’Economie Francaise, Gov’t. Liquid Gtd. Notes, MTN (France)	Aaa	2.125%		05/20/12	EUR	2,500	3,461,972
State Bank of India, Sr. Unsec’d. Notes, 144A (India)	Baa2	4.50%		07/27/15		7,000	7,353,537
State Street Capital Trust IV, Ltd. Gtd. Notes	A1	1.292	%(c)	06/01/77		1,100	793,328
Union Planters Corp., Sub. Notes	Ba1	7.75%		03/01/11		7,600	7,723,105
Wachovia Corp., Sr. Unsec’d. Notes	A1	0.656	%(c)	10/15/11		300	300,265
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A1	0.656	%(c)	08/01/13		1,100	1,084,555
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A1	5.50%		05/01/13		900	989,276
Wachovia Corp., Sub. Notes	A2	0.815	%(c)	10/28/15		1,000	926,013
Westpac Banking Corp., Gov’t. Liquid Gtd. Notes, 144A (Australia)	Aaa	1.006	%(c)	07/16/14		6,000	6,029,496

Westpac Banking Corp., Gov’t. Liquid Gtd. Notes, 144A (Australia)	Aaa	3.585%		08/14/14		5,900	6,334,824

							804,635,436

Financial Services — 9.8%
Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN	A1	5.375%		04/30/13		6,500	7,183,195
Ally Financial, Inc., Gtd. Notes	B3	5.375%		06/06/11		10,000	10,100,000
Ally Financial, Inc., Gtd. Notes	B3	6.00%		12/15/11		7,300	7,455,125
Ally Financial, Inc., Gtd. Notes	B3	6.875%		09/15/11		14,800	15,262,500
Ally Financial, Inc., Gtd. Notes	B3	7.00%		02/01/12		22,505	23,264,544
Ally Financial, Inc., Gtd. Notes	B3	7.25%		03/02/11		14,400	14,652,000
Ally Financial, Inc., Gtd. Notes, 144A	B3	7.50%		09/15/20		8,100	8,626,500
Ally Financial, Inc., Gtd. Notes, 144A	B3	8.30%		02/12/15		4,300	4,687,000
Ally Financial, Inc., Notes	B3	6.875%		08/28/12		6,400	6,680,000
Ally Financial, Inc., Sr. Unsec’d. Notes	B3	6.00%		12/15/11		1,000	1,017,606
Ally Financial, Inc., Sr. Unsec’d. Notes	B3	6.875%		09/15/11		3,400	3,486,748
Ally Financial, Inc., Sr. Unsec’d. Notes	B3	7.00%		02/01/12		5,000	5,174,150
Ally Financial, Inc., Sr. Unsec’d. Notes	B3	7.25%		03/02/11		1,800	1,828,768
Ally Financial, Inc., Sr. Unsec’d. Notes, MTN	B3	5.375%		06/06/11	EUR	3,000	4,110,205
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.875%		05/02/13		10,500	11,556,258
American Express Travel Related Services Co., Inc., Sr. Unsec’d. Notes, 144A	A2	5.25%		11/21/11		22,100	23,016,597
American General Finance Corp., Sr. Unsec’d. Notes, MTN	B3	0.542	%(c)	12/15/11		8,000	7,451,968
American General Finance Corp., Sr. Unsec’d. Notes, MTN	B3	4.00%		03/15/11		9,800	9,751,000
BA Covered Bond Issuer, Covered Bonds, 144A	Aa2	5.50%		06/14/12		10,250	10,824,102
Bank One Capital III, Ltd. Gtd. Notes	A2	8.75%		09/01/30		1,100	1,332,255
C8 Capital SPV Ltd., Notes, 144A (British Virgin Islands)	B-(d)	6.64	%(c)	12/29/49		22,600	14,873,557
Caelus Re Ltd., Notes, 144A (Cayman Islands)(g)	BB(d)	6.549	%(c)	06/07/11		3,200	3,235,520
CIT Group, Inc., Sr. Sec’d. Notes	B3	7.00%		05/01/13		512	514,260
CIT Group, Inc., Sr. Sec’d. Notes	B3	7.00%		05/01/14		1,018	1,015,007
CIT Group, Inc., Sr. Sec’d. Notes	B3	7.00%		05/01/15		318	315,169
CIT Group, Inc., Sr. Sec’d. Notes	B3	7.00%		05/01/16		529	521,314
CIT Group, Inc., Sr. Sec’d. Notes	B3	7.00%		05/01/17		741	725,208
Citigroup Capital XXI, Gtd. Notes	Ba1	8.30	%(c)	12/21/77		43,000	45,150,000
Citigroup, Inc., Sr. Sub. Notes	Baa1	0.562	%(c)	06/09/16		14,300	12,117,091
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.30%		10/17/12		2,400	2,557,680
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		08/27/12		5,900	6,285,636
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		04/11/13		31,900	34,223,692
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		10/15/14		32,000	34,722,208
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.85%		07/02/13		1,600	1,730,390
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.00%		08/15/17		3,700	3,998,224
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%		07/15/39		7,200	9,094,925
Citigroup, Inc., Sub. Notes	Baa1	5.625%		08/27/12		4,500	4,756,176
Citigroup, Inc., Sub. Notes	Baa1	6.125%		08/25/36		2,100	2,045,366
Citigroup, Inc., Unsec’d. Notes	A3	2.384	%(c)	08/13/13		7,200	7,250,645
Citigroup, Inc., Unsec’d. Notes	A3	8.50%		05/22/19		4,500	5,563,534
Countrywide Financial Corp., Gtd. Notes, MTN	A2	5.80%		06/07/12		2,320	2,464,522
Enel Finance International SA, Gtd. Notes, 144A (Luxembourg)	A2	6.80%		09/15/37		22,100	24,968,072
FCE Bank PLC, Sr. Unsec’d. Notes, MTN (United Kingdom)	Ba2	7.125%		01/16/12	EUR	5,600	7,882,324
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	5.625%		09/15/15		12,400	12,751,156
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	7.25%		10/25/11		200	209,946
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	7.375%		02/01/11		9,600	9,777,821
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	7.50%		08/01/12		7,800	8,280,160
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	7.80%		06/01/12		15,100	16,059,092
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	8.625%		11/01/10		400	401,957
General Electric Capital Corp., Sub. Notes	Aa3	6.375	%(c)	11/15/67		33,100	33,017,250
General Electric Capital Corp., Sub. Notes, 144A	Aa1	5.50	%(c)	09/15/67	EUR	33,000	38,351,692
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	1.241	%(c)	05/23/16	EUR	1,000	1,223,437
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.75%		10/01/16		6,000	6,665,052
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.95%		01/18/18		21,700	23,833,718
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.15%		04/01/18		7,200	7,986,319

Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.25%		09/01/17		23,700	26,562,794
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	1.246	%(c)	01/30/17	EUR	3,050	3,651,730
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	6.375%		05/02/18	EUR	600	911,722
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%		01/15/17		2,100	2,223,776
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.75%		09/01/16		5,400	5,778,000
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	1.274	%(c)	08/15/11	EUR	27,200	35,410,096
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.35%		03/01/12		8,186	8,237,162
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.30%		05/01/12		12,500	12,531,250
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.75%		06/15/11		26,775	26,908,875
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	1.039	%(c)	09/30/13		6,000	6,017,646
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.00%		01/15/18		5,500	6,280,884
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	Aa3	1.128	%(c)	09/26/13	EUR	1,100	1,458,549
JPMorgan Chase Bank NA, Sub. Notes	Aa2	6.00%		10/01/17		11,800	13,394,274
JPMorgan Chase Capital XX, Ltd. Gtd. Notes	A2	6.55%		09/15/66		1,000	1,014,000
LBG Capital No.1 PLC, Bank Gtd. Notes, 144A (United Kingdom)	B+(d)	8.50	%(c)	12/29/49		700	644,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.52%		12/31/11		16,490	3,565,963
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	A1	2.851%		12/15/24		2,300	497,375
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.878%		04/03/19		2,300	497,375
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.907	%(c)	11/16/24		14,300	3,092,375
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	A1	2.951	%(c)	05/25/20		5,800	1,254,250
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	3.005	%(c)	07/18/11		3,900	843,375
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	3.053	%(c)	11/10/10		3,500	765,625
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	5.625%		01/24/13		6,200	1,426,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	6.20%		09/26/14		2,600	575,250
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	A1	6.875%		05/02/18		3,300	775,500
Merrill Lynch & Co., Inc., Notes, MTN	A2	0.523	%(c)	06/05/12		13,200	13,000,878
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%		04/25/18		7,600	8,524,890
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	0.698	%(c)	07/25/11		6,900	6,893,604
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	6.05%		08/15/12		3,600	3,863,920
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	1.218	%(c)	03/01/13	EUR	6,100	7,900,612
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	1.222	%(c)	04/13/16	EUR	200	243,306
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	1.26	%(c)	01/16/17	EUR	100	119,627
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.95%		12/28/17		3,000	3,222,528
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.25%		08/28/17		20,900	22,851,788
MUFG Capital Finance 5 Ltd., Jr. Sub. Notes (Cayman Islands)	Ba1	6.299	%(c)	01/29/49	GBP	900	1,318,373
Mystic Re Ltd., Notes, 144A (Cayman Islands)(g)(i)	BB-(d)	10.299	%(c)	06/07/11		2,200	2,300,760
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	9.125%		10/13/10		430	427,849
SLM Corp., Sr. Unsec’d. Notes	Ba1	1.209	%(c)	06/17/13	EUR	7,900	9,313,048
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	0.728	%(c)	10/25/11		7,500	7,155,982
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	3.125%		09/17/12	EUR	6,500	8,325,838
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	4.875%		12/17/12	GBP	2,400	3,552,771
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.125%		08/27/12		1,600	1,617,485
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.375%		01/15/13		7,555	7,616,603
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.45%		06/15/18		10,000	10,100,640
Societe Generale, Jr. Sub. Notes (France)	Baa2	7.756	%(c)	05/29/49	EUR	2,600	3,509,011
Societe Generale, Jr. Sub. Notes, 144A (France)	Baa2	5.922	%(c)	04/29/49		18,300	17,339,524
Svenska Handelsbanken AB, Sr. Unsec’d. Notes, 144A (Sweden)	Aa2	1.292	%(c)	09/14/12		34,000	34,150,654
Sydney Airport Finance Co. Pty Ltd., Gtd. Notes, 144A (Australia)(g)	Baa2	5.125%		02/22/21		1,500	1,498,530

Temasek Financial I Ltd., Gtd. Notes, 144A (Singapore)	Aaa	4.30%		10/25/19		5,300	5,726,107
TNK-BP Finance SA, Gtd. Notes (Luxembourg)	Baa2	7.875%		03/13/18		5,000	5,637,500
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	6.125%		03/20/12		1,500	1,558,050
TransCapitalInvest Ltd. For OJSC AK Transneft, Sec’d. Notes (Ireland)	Baa1	7.70%		08/07/13		1,100	1,215,335
TransCapitalInvest Ltd. For OJSC AK Transneft, Sec’d. Notes (Ireland)	BBB(d)	8.70%		08/07/18		2,200	2,719,750
TransCapitalInvest Ltd. For OJSC AK Transneft, Sr. Unsec’d. Notes, 144A (Ireland)	Baa1	8.70%		08/07/18		2,300	2,831,443
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa3	1.439	%(c)	02/23/12		11,000	11,076,164
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa3	5.75%		04/25/18		5,100	5,757,512
UBS Preferred Funding Trust V, Jr. Sub. Notes	Baa3	6.243	%(c)	05/29/49		8,100	7,776,000
UFJ Finance Aruba AEC, Bank Gtd. Notes (Aruba)	Aa3	6.75%		07/15/13		400	450,834
ZFS Finance USA Trust IV, Jr. Sub. Notes, 144A	Baa1	5.875	%(c)	05/09/62		934	876,316

							946,819,719

Healthcare Services
HCA, Inc., Sec’d. Notes	B2	9.25%		11/15/16		200	216,500

Holding Companies — Divers
Noble Group Ltd., Bonds, 144A (Bermuda)	Baa3	4.875%		08/05/15		2,500	2,588,858

Hotels & Motels — 0.1%
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	Baa2	5.75%		08/15/15		6,900	7,440,912

Insurance — 1.6%
American International Group, Inc., Jr. Sub. Debs.	Ba2	8.175	%(c)	05/15/68		13,600	13,600,000
American International Group, Inc., Jr. Sub. Notes	Ba2	8.625	%(c)	05/22/68	GBP	16,700	24,791,071
American International Group, Inc., Sr. Unsec’d. Notes	A3	0.635	%(c)	10/18/11		900	886,798
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.05%		10/01/15		800	814,000
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.375%		10/18/11		5,020	5,183,150
American International Group, Inc., Sr. Unsec’d. Notes	A3	8.25%		08/15/18		6,200	7,223,000
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	0.391	%(c)	03/20/12		4,000	3,875,008
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	4.00%		09/20/11	EUR	6,600	8,994,153
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	4.95%		03/20/12		11,600	12,049,500
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.85%		01/16/18		3,400	3,519,000
Hartford Financial Services Group, Inc., Jr. Sub. Debs.	Ba1	8.125	%(c)	06/15/68		3,800	3,838,000
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	Aa3	0.927	%(c)	07/13/11		48,600	48,681,940
Monumental Global Funding Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands)	A1	5.50%		04/22/13		4,500	4,878,905
Pacific LifeCorp, Sr. Notes, 144A	Baa1	6.00%		02/10/20		2,900	3,126,887
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.30%		04/24/13		6,300	6,816,883
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.55%		04/27/15		9,100	10,041,841

							158,320,136

Media
Comcast Corp., Gtd. Notes	Baa1	6.45%		03/15/37		1,600	1,777,398

Medical Supplies & Equipment — 0.1%
AstraZeneca PLC, Sr. Unsec’d. Notes (United Kingdom)	A1	5.90%		09/15/17		2,700	3,249,979
AstraZeneca PLC, Sr. Unsec’d. Notes (United Kingdom)	A1	6.45%		09/15/37		2,700	3,399,249

							6,649,228

Metals & Mining — 0.4%
Alcoa, Inc., Sr. Unsec’d. Notes	Baa3	6.15%		08/15/20		8,000	8,225,160
Codelco, Inc., Notes, 144A (Chile)	A1	7.50%		01/15/19		4,600	5,844,889
Codelco, Inc., Unsec’d. Notes, 144A (Chile)	A1	6.15%		10/24/36		700	829,345
CSN Resources SA, Gtd. Notes, 144A (Luxembourg)	Ba1	6.50%		07/21/20		4,300	4,584,875
Gerdau Holdings, Inc., Gtd. Notes, 144A (Brazil)	BBB-(d)	7.00%		01/20/20		14,200	15,868,500
Gerdau Trade, Inc., Gtd. Notes, 144A (Virgin Islands)	BBB-(d)	5.75%		01/30/21		2,500	2,536,564
Vale Overseas Ltd., Gtd. Notes (Cayman Islands)	Baa2	6.25%		01/23/17		1,200	1,373,598

Vale Overseas Ltd., Gtd. Notes (Cayman Islands)	Baa2	6.875%		11/21/36	1,200	1,370,949

						40,633,880

Oil & Gas — 1.2%
El Paso Corp., Notes, MTN	Ba3	7.75%		01/15/32	4,200	4,361,108
El Paso Corp., Notes, MTN	Ba3	7.80%		08/01/31	850	882,189
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%		05/15/11	200	205,152
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.875%		06/15/12	9,400	10,003,875
Gaz Capital SA, Sr. Unsec’d. Notes (Luxembourg)	Baa1	9.25%		04/23/19	17,700	22,036,500
Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg)	Baa1	6.212%		11/22/16	1,100	1,168,750
Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg)	Baa1	7.343%		04/11/13	1,900	2,071,000
Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg)	Baa1	8.146%		04/11/18	7,200	8,424,000
Gazprom International SA For Gazprom, Gtd. Notes (Luxembourg)	BBB+(d)	7.201%		02/01/20	696	751,295
Morgan Stanley Bank AG For OAO Gazprom, Sec’d. Notes (Germany)	Baa1	9.625%		03/01/13	400	454,600
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	Ba1	6.514%		12/15/12	6,700	7,125,035
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	Baa1	7.875%		03/15/19	4,800	5,986,090
Petroleos Mexicanos, Gtd. Notes, 144A (Mexico)	Baa1	5.50%		01/21/21	20,400	21,726,000
Petroleos Mexicanos, Gtd. Notes, 144A (Mexico)	Baa1	6.00%		03/05/20	12,500	13,812,500
Petroleum Export Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands)	Ba1	5.265%		06/15/11	862	860,812
Ras Laffan Liquefied Natural Gas Co. Ltd. II, Bonds (Qatar)(g)	Aa3	5.298%		09/30/20	3,900	4,215,900
Ras Laffan Liquefied Natural Gas Co. Ltd. II, Sr. Sec’d. Notes, 144A (Qatar)	Aa2	5.298%		09/30/20	1,600	1,729,600
Shell International Finance BV, Gtd. Notes (Netherlands)	Aa1	5.50%		03/25/40	4,300	4,922,545
Total Capital SA, Gtd. Notes (France)	Aa1	4.45%		06/24/20	3,000	3,282,909

						114,019,860

Paper & Forest Products — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba2	7.00%		01/15/15	900	936,000
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba2	7.125%		01/15/17	1,300	1,376,375
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Ba3	7.75%		11/15/29	3,000	3,150,000

						5,462,375

Real Estate — 0.3%
WCI Finance LLC / WEA Finance LLC, Gtd. Notes, 144A	A2	5.70%		10/01/16	12,330	13,779,170
WEA Finance LLC / WT Finance Aust Pty Ltd., Gtd. Notes, 144A	A2	6.75%		09/02/19	8,300	9,833,906

						23,613,076

Retail & Merchandising — 0.2%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.50%		07/01/15	20,000	22,736,820

Savings & Loan — 0.1%
Nationwide Building Society, Sr. Unsec’d. Notes, 144A (United Kingdom)	Aa3	6.25%		02/25/20	11,300	12,439,040

Telecommunications — 0.7%
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.95%		01/15/13	1,700	1,847,284
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.30%		01/15/38	1,200	1,355,362
Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	2.946	%(c)	05/20/11	38,700	39,344,355
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082%		06/01/16	2,100	2,333,950
Qwest Capital Funding, Inc., Gtd. Notes	Ba3	7.25%		02/15/11	153	156,060
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.20%		11/10/26	8,950	8,950,000
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	1.135	%(c)	07/18/11	6,900	6,874,139
Verizon Virginia, Inc., Sr. Unsec’d. Notes	Baa1	7.875%		01/15/22	3,000	3,731,292

						64,592,442

Tobacco — 0.1%
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	5.65%		05/16/18	4,200	4,917,385
Reynolds American, Inc., Gtd. Notes	Baa3	7.625%		06/01/16	4,000	4,692,252

						9,609,637

Utilities — 1.1%
Entergy Corp., Sr. Unsec’d. Notes	Baa3	3.625%		09/15/15	14,700	14,844,472
Illinois Power Co., Sr. Sec’d. Notes	Baa1	6.25%		04/01/18	14,300	16,347,503

Korea Electric Power Corp., Sr. Unsec’d. Notes, 144A (Korea)(g)	A1	3.00%		10/05/15		21,200		21,144,832
Majapahit Holding BV, Gtd. Notes (Netherlands)	Ba2	7.25%		06/28/17		4,400		5,046,452
Majapahit Holding BV, Gtd. Notes, 144A (Netherlands)	Ba2	7.75%		01/20/20		5,000		6,000,000
Nisource Finance Corp., Gtd. Notes	Baa3	6.125%		03/01/22		11,300		12,794,052
NRG Energy, Inc., Gtd. Notes, 144A	B1	8.25%		09/01/20		10,200		10,518,750
Public Service Electric & Gas Co., Sec’d. Notes, MTN	A2	5.30%		05/01/18		13,500		15,424,911

								102,120,972

TOTAL CORPORATE BONDS (cost $2,331,637,035)								2,451,945,210

FOREIGN GOVERNMENT BONDS — 1.3%

Banco Nacional de Desenvolvimento Economico e Social, Bonds, 144A (Brazil)(g)	Baa2	4.125%		09/15/17	EUR	2,700		3,699,074
Brazil Notas do Tesouro Nacional, Series F, Notes (Brazil)	NR	10.00%		01/01/12	BRL	317		188,627
Brazil Notas do Tesouro Nacional, Series F, Notes (Brazil)	Baa3	10.00%		01/01/17	BRL	7,500		4,209,752
Canada Housing Trust No 1, Gov’t. Gtd. Notes (Canada)	Aaa	3.35%		12/15/20	CAD	5,600		5,512,590
Canadian Government, Bonds (Canada)	Aaa	2.00%		12/01/14	CAD	31,300		30,643,823
Canadian Government, Bonds (Canada)	Aaa	2.50%		09/01/13	CAD	21,900		21,849,555
Canadian Government, Bonds (Canada)	Aaa	4.50%		06/01/15	CAD	4,100		4,445,525
Korea Housing Finance Corp., Covered Bonds, 144A (South Korea)	Aa3	4.125%		12/15/15		5,000		5,244,695
Panama Government International, Sr. Unsec’d. Notes (Panama)	Baa3	7.25%		03/15/15		1,900		2,270,500
Province of Ontario, Bonds, MTN (Canada)	Aa1	4.60%		06/02/39	CAD	4,700		4,855,768
Province of Ontario, Debs. (Canada)	Aa1	6.50%		03/08/29	CAD	9,800		12,367,202
Province of Ontario, Sr. Unsec’d. Notes (Canada)	Aa1	1.875%		09/15/15		3,800		3,828,329
Republic of Brazil, Unsub. Notes (Brazil)	Baa3	8.00%		01/15/18		1,583		1,892,875
Republic of South Africa, Sr. Unsec’d. Notes (South Africa)	A3	5.875%		05/30/22		800		924,000
United Mexican States, Notes, MTN (Mexico)	Baa1	5.95%		03/19/19		2,200		2,581,700
United Mexican States, Sr. Unsec’d. Notes (Mexico)	Baa1	5.875%		02/17/14		12,300		13,899,000
United Mexican States, Sr. Unsec’d. Notes (Mexico)	Baa1	6.05%		01/11/40		4,700		5,381,500

TOTAL FOREIGN GOVERNMENT BONDS (cost $115,216,126)								123,794,515

MUNICIPAL BONDS — 2.8%

Arizona
Salt River Project Agricultural Improvement & Power District, Series B, Revenue Bonds	Aa1	4.75%		01/01/32		1,000	(e)	1,018,320
Salt River Project agricultural Improvement & Power District, Series B, Revenue Bonds	NR	8.54	%(c)	01/01/32		500		518,320

								1,536,640

California — 1.7%
California Infrastructure & Economic Development Bank, Revenue Bonds	Aa2	6.486%		05/15/49		2,600		2,850,302
California State University, Revenue Bonds	Aa2	6.484%		11/01/41		4,500		4,898,700
Golden State Tobacco Securitization Corp., Revenue Bonds	Baa3	7.322	%(s)	06/01/37		22,700		14,561,369
Los Angeles Unified School District, General Obligation Unlimited	Aa2	6.758%		07/01/34		14,700		16,625,553
State of California, General Obligation Bonds	A1	5.65	%(c)	04/01/39		2,200		2,368,234
State of California, General Obligation Bonds	A1	5.95%		04/01/16		2,000		2,206,500
State of California, General Obligation Bonds	A1	7.50%		04/01/34		9,200		10,134,904
State of California, General Obligation Bonds	A1	7.55%		04/01/39		20,200		22,042,442
University of California Regents Medical Center, Series F, Revenue Bonds	Aa2	6.583%		05/15/49		82,800		90,496,260

University of California, Revenue Bonds	Aa2	5.00%	05/15/37	500		523,195

						166,707,459

Florida
Seminole County Florida Water & Sewer, Revenue Bonds	Aa2	6.443%	10/01/40	400		425,128

Georgia — 0.1%
Municipal Electric Authority of Georgia, Revenue Bonds	A2	6.655%	04/01/57	3,800		4,026,898

Illinois — 0.6%
Chicago Illinois Transit Authority, Revenue Bonds	Aa3	6.30%	12/01/21	500		554,847
Chicago Transit Authority, Revenue Bonds	Aa3	6.20%	12/01/40	2,900		2,933,321
Chicago Transit Authority, Series A, Revenue Bonds	Aa3	6.899%	12/01/40	18,200		19,844,734
Chicago Transit Authority, Series B, Revenue Bonds	Aa3	6.899%	12/01/40	10,200		11,016,000
Illinois Finance Authority, Revenue Bonds	Aa1	5.75%	07/01/33	4,900		5,646,221
Illinois Municipal Electric Agency, Revenue Bonds	A1	6.832%	02/01/35	4,800		5,468,496
Illinois State, General Obligation Bonds	A1	5.00%	11/01/22	300		309,636
Illinois State, General Obligation Unlimited	A1	4.071%	01/01/14	8,700		8,993,364
Regional Transportation Authority, Series A, Revenue Bonds	Aa3	5.00%	07/01/25	1,600		1,723,984
State of Illinois, General Obligation Bonds	A1	4.95%	06/01/23	570		551,173
State of Illinois, General Obligation Unlimited	A1	6.725%	04/01/35	2,900		2,898,579

						59,940,355

Iowa — 0.1%
Iowa State, Revenue Bonds	Aa2	6.75%	06/01/34	6,800		7,499,788

Massachusetts — 0.1%
Massachusetts Health & Educational Facilities Authority, Revenue Bonds	Aaa	6.00%	07/01/36	5,100		6,071,754
Massachusetts Health & Educational Facilities Authority, Series A, Revenue Bonds	Aaa	5.50%	11/15/36	500		575,780
Massachusetts Water Resources Authority, Series J, Revenue Bonds	Aa1	5.00%	08/01/32	2,500	(e)	2,577,050

						9,224,584

Nebraska
Public Power Generation Agency, Revenue Bonds	A2	7.242%	01/01/41	3,600		3,926,736

Nevada — 0.1%
County of Clark NV Airport, Revenue Bonds	Aa2	6.82%	07/01/45	5,400		5,988,330
Truckee Meadows Water Authority, Revenue Bonds, Series A	Aa2	5.00%	07/01/36	195		197,285

						6,185,615

New Jersey
City of Trenton, General Obligation Bonds (FSA Insured)	Aa3	4.80%	04/01/14	990		1,041,955
Jersey City Municipal Utilities Authority, Revenue Bonds, Series A (MBIA Insured)	A2	4.81%	05/15/14	1,000		1,017,370

						2,059,325

New York
New York City Municipal Water Finance Authority, Revenue Bonds	Aa2	5.75%	06/15/40	300		343,863

North Carolina — 0.1%

North Carolina Turnkpike Authority, Revenue Bonds	Aa2	6.70%	01/01/39	5,300		5,857,348

Rhode Island
Tobacco Settlement Financing Corp., Revenue Bonds	Baa3	6.125%	06/01/32	1,205		1,201,289

Tobacco Settlement Financing Corp., Revenue Bonds	Baa3	6.25%		06/01/42		400	397,772

							1,599,061

Texas
Dallas County Hospital District, General Obligation Bonds	AAA(d)	6.171%		08/15/34		1,600	1,721,584

Washington
Pierce County School District No. 3, General Obligations Bonds	Aa1	5.00%		12/01/23		3,000	3,233,130

Wisconsin
Wisconsin State General, Revenue Bonds	Aa3	5.70%		05/01/26		510	555,640

TOTAL MUNICIPAL BONDS (cost $254,094,980)							274,843,154

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.4%

ABN AMRO Mortgage Corp., Series 2003-13, Class A3	Aaa	5.50%		01/25/34		3,836	3,589,373
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	Caa2	2.891	%(c)	09/25/35		4,971	3,716,632
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	Aaa	2.534	%(c)	02/25/45		1,134	982,571
Arran Residential Mortgages PLC, Series 2010-1A, Class A1B, 144A	NR	2.203%		05/15/47	EUR	13,700	18,651,442
Arran Residential Mortgages PLC, Series 2010-1A, Class A1B, 144A(g)	NR	2.203%		05/16/47	EUR	5,000	6,807,096
Banc of America Funding Corp., Series 2005-D, Class A1	AAA(d)	2.893	%(c)	05/25/35		1,959	1,944,046
Banc of America Funding Corp., Series 2006-J, Class 4A1	CCC(d)	5.939	%(c)	01/20/47		2,386	1,755,645
Banc of America Mortgage Securities, Inc., Series 2004-1, Class 5A1	AAA(d)	6.50%		09/25/33		220	226,878
Banc of America Mortgage Securities, Inc., Series 2004-2, Class 5A1	Aaa	6.50%		10/25/31		72	72,246
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1	Aaa	2.766	%(c)	07/25/34		2,915	2,662,702
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	Aaa	5.671	%(c)	02/25/33		316	316,409
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2	Aaa	3.399	%(c)	02/25/33		163	151,483
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	Aaa	2.961	%(c)	04/25/33		94	90,244
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1	Aa2	3.58	%(c)	01/25/34		19	16,931
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1	Aa2	3.349	%(c)	01/25/34		387	357,421
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	A2	2.979	%(c)	07/25/34		2,731	2,475,014
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1	A1	3.141	%(c)	11/25/34		7,130	6,200,216
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1	A1	5.007	%(c)	01/25/35		1,975	1,984,407
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1	Ba2	2.76	%(c)	03/25/35		28,779	27,422,463
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2	A1	2.934	%(c)	03/25/35		1,857	1,779,635
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2	Caa1	2.848	%(c)	05/25/35		2,126	1,736,314
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	Baa2	2.56	%(c)	08/25/35		36,585	34,609,270
Bear Stearns Alt-A Trust, Series 2003-5, Class 2A1	Aa1	2.528	%(c)	12/25/33		3,396	3,150,350
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A1	Caa2	2.848	%(c)	05/25/35		2,936	2,294,518
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Caa3	2.984	%(c)	09/25/35		1,544	1,167,231
Bear Stearns Alt-A Trust, Series 2006-2, Class 23A1	Ca	5.226	%(c)	03/25/36		621	325,656
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1	Aa3	0.416	%(c)	02/25/34		3,281	2,517,974
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	B2	3.013	%(c)	01/26/36		5,774	3,992,387

Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Caa1	5.436	%(c)	12/26/46	3,177	2,259,462
Citigroup Mortgage Loan Trust, Inc., Series 2005-10, Class 1A2A	Caa1	2.888	%(c)	12/25/35	517	314,317
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2B	Ba2	2.917	%(c)	08/25/35	7,112	3,743,058
Countrywide Alternative Loan Trust, Series 2005-63, Class 3A1	Ca	5.715	%(c)	11/25/35	654	405,998
Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A2	Ca	0.526	%(c)	05/25/36	514	107,997
Countrywide Alternative Loan Trust, Series 2006-OA16, Class A3	Ca	0.506	%(c)	10/25/46	537	161,179
Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1	Ba2	0.437	%(c)	02/20/47	5,171	2,899,527
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	B2	0.436	%(c)	05/25/47	7,368	4,075,948
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-10, Class A2	Aaa	5.75%		05/25/33	81	81,442
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3	Baa3	3.466	%(c)	11/25/34	4,778	4,120,421
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB9, Class 1A1	A3	3.172	%(c)	02/20/35	8,195	7,147,713
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB6, Class 5A1	Caa2	5.103	%(c)	10/20/35	684	542,844
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	Caa2	4.669	%(c)	02/20/36	807	630,035
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 2A2	B2	0.596	%(c)	03/25/36	791	256,282
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 3A2	Caa2	0.606	%(c)	02/25/36	454	133,200
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB3, Class 3A1B	Ca	5.631	%(c)	05/20/36	1,385	1,016,734
CS First Boston Mortgage Securities Corp., Series 2002-P1A, Class A, 144A	Aaa	0.962	%(c)	03/25/32	57	47,761
Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2006-AB3, Class A5B	Ca	6.30%		07/25/36	835	487,119
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR3, Class 2A2	Caa3	0.577	%(c)	07/19/45	513	129,782
Fannie Mae Whole Loan, Series 2003-W1, Class 1A1	Aaa	6.50%		12/25/42	751	846,742
Fannie Mae Whole Loan, Series 2004-W2, Class 2A2	Aaa	7.00%		02/25/44	210	243,788
Fannie Mae, Series 1993-70, Class Z	Aaa	6.90%		05/25/23	55	62,277
Fannie Mae, Series 2001-29, Class Z	Aaa	6.50%		07/25/31	151	170,705
Fannie Mae, Series 2002-56, Class MC	Aaa	5.50%		09/25/17	109	118,459
Fannie Mae, Series 2003-21, Class M	Aaa	5.00%		02/25/17	425	433,152
Fannie Mae, Series 2003-25, Class KP	Aaa	5.00%		04/25/33	4,844	5,302,412
Fannie Mae, Series 2003-33, Class PU	Aaa	4.50%		05/25/33	149	161,078
Fannie Mae, Series 2004-W2, Class 5A	Aaa	7.50%		03/25/44	191	224,887
Fannie Mae, Series 2005-75, Class FL	Aaa	0.706	%(c)	09/25/35	12,928	12,911,634
Fannie Mae, Series 2006-5, Class 3A2	Aaa	2.709	%(c)	05/25/35	352	374,026
Fannie Mae, Series 2006-118, Class A1	Aaa	0.316	%(c)	12/25/36	1,372	1,349,953
Fannie Mae, Series 2007-30, Class AF	Aaa	0.566	%(c)	04/25/37	7,095	7,079,585
Fannie Mae, Series 2007-73, Class A1	Aaa	0.316	%(c)	07/25/37	4,936	4,886,595
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	Aaa	1.786	%(c)	07/25/44	1,700	1,701,140
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	1.586	%(c)	10/25/44	1,138	1,182,183
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	Aaa	1.586	%(c)	02/25/45	281	282,969
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	0.296	%(c)	12/25/36	7,729	7,682,722
First Horizon Alternative Mortgage Securities, Series 2005-AA7, Class 2A1	Caa2	2.57	%(c)	09/25/35	135	97,557
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 2A1	Aaa	2.923	%(c)	08/25/35	1,564	1,501,580
Freddie Mac, Series 2064, Class ZA	Aaa	6.50%		05/15/28	1,278	1,442,765
Freddie Mac, Series 2145, Class MZ	Aaa	6.50%		04/15/29	3,970	4,421,287
Freddie Mac, Series 2378, Class PE	Aaa	5.50%		11/15/16	206	220,340

Freddie Mac, Series 2662, Class DG	Aaa	5.00%		10/15/22	1,300	1,425,651
Freddie Mac, Series 2694, Class QH	Aaa	4.50%		03/15/32	1,265	1,361,756
Freddie Mac, Series 2721, Class PE	Aaa	5.00%		01/15/23	525	576,757
Freddie Mac, Series 2734, Class PG	Aaa	5.00%		07/15/32	909	980,685
Freddie Mac, Series 2737, Class YD	Aaa	5.00%		08/15/32	600	647,512
Freddie Mac, Series 2764, Class LZ	Aaa	4.50%		03/15/34	11,516	12,187,848
Freddie Mac, Series 3149, Class LF	Aaa	0.557	%(c)	05/15/36	2,893	2,889,654
Freddie Mac, Series 3335, Class BF	Aaa	0.407	%(c)	07/15/19	4,821	4,803,918
Freddie Mac, Series 3335, Class FT	Aaa	0.407	%(c)	08/15/19	11,275	11,231,011
Freddie Mac, Series 3346, Class FA	Aaa	0.487	%(c)	02/15/19	1,226	1,224,622
Government National Mortgage Assoc., Series 2000-14, Class F	Aaa	0.907	%(c)	02/16/30	12	11,700
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 4A2	Caa2	0.526	%(c)	04/25/36	670	136,263
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	B2	0.336	%(c)	10/25/46	2,244	2,047,194
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A1A	B2	0.336	%(c)	01/25/47	1,815	1,705,540
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	B(d)	3.098	%(c)	10/25/33	3,067	2,617,654
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aa2	2.573	%(c)	06/25/34	1,726	1,606,992
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	Aaa	2.923	%(c)	09/25/35	3,511	3,355,222
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1	BB+(d)	5.196	%(c)	11/25/35	5,407	5,244,026
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3	Caa1	6.00%		03/25/37	6,506	5,855,823
Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A	Baa1	0.477	%(c)	05/19/35	744	463,695
Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1	Caa3	2.956	%(c)	07/19/35	4,105	3,305,763
Harborview Mortgage Loan Trust, Series 2006-7, Class 2A1B	Ca	0.507	%(c)	09/19/46	644	127,037
Homebanc Mortgage Trust, Series 2006-2, Class A1	Baa3	0.436	%(c)	12/25/36	715	518,616
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1	AAA(d)	2.157	%(c)	01/25/32	3	2,282
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A2	AAA(d)	2.106	%(c)	01/25/32	21	16,059
Indymac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A	Baa3	2.767	%(c)	12/25/34	1,610	1,204,275
Indymac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1	Caa2	5.274	%(c)	06/25/35	562	424,991
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2	Caa2	5.09	%(c)	09/25/35	580	457,860
JPMorgan Mortgage Trust, Series 2004-A1, Class 1A1	Aaa	4.788	%(c)	02/25/34	2,047	2,100,274
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1	A2	5.022	%(c)	02/25/35	1,329	1,343,452
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A2	CCC(d)	5.75%		01/25/36	6,378	5,759,362
JPMorgan Mortgage Trust, Series 2007-A1, Class 2A1	B3	3.309	%(c)	07/25/35	5,985	5,958,679
Master Asset Securitization Trust, Series 2003-7, Class 1A2	AAA(d)	5.50%		09/25/33	1,266	1,307,111
Mastr Reperforming Loan Trust, Series 2006-1, Class 1A4, 144A	Ba3	8.00%		07/25/35	1,060	962,310
Merrill Lynch Alternative Note Asset, Series 2007-A2, Class A3C	Caa3	0.556	%(c)	03/25/37	831	345,104
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 2A1	CCC(d)	5.597	%(c)	04/25/37	1,443	1,085,348
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A	Aaa	2.423	%(c)	05/25/33	3,090	2,829,325
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	B2	0.466	%(c)	02/25/36	3,714	2,883,091
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2	Aaa	2.279	%(c)	12/25/34	450	429,488
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	A1	1.259	%(c)	10/25/35	577	494,333
MLCC Mortgage Investors, Inc., Series 2005-3, Class 5A	A2	0.506	%(c)	11/25/35	2,989	2,651,115
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A6A	Caa3	5.726%		10/25/36	570	327,155
Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5	Caa2	4.976%		05/25/35	7,022	4,742,532

Nomura Asset Acceptance Corp., Series 2007-1, Class 1A4	Aa3	6.138%		03/25/47	687	562,580
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A6	Aa3	5.82%		03/25/47	679	551,821
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B	Ba1	0.516	%(c)	07/25/35	420	374,127
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	AAA(d)	0.656	%(c)	02/25/34	527	477,590
Prime Mortgage Trust, Series 2004-CL1, Class 2A2	AAA(d)	0.656	%(c)	02/25/19	73	70,926
Residential Accredit Loans, Inc., Series 2007-QH4, Class A2	Caa2	0.486	%(c)	05/25/37	1,012	328,896
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1	AAA(d)	6.50%		03/25/32	154	158,080
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21	Caa3	3.141	%(c)	09/25/35	5,898	4,329,300
Rothschild, (L.F.) Mortgage Trust, Series 2, Class Z	NR	9.95%		08/01/17	31	34,540
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	Baa3	2.653	%(c)	01/25/35	6,011	4,636,272
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 3A1	Caa2	2.695	%(c)	08/25/35	1,036	839,598
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1	CCC(d)	5.95	%(c)	02/25/36	564	400,844
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A2	B2	0.516	%(c)	05/25/46	531	151,951
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 2A2	Caa3	0.516	%(c)	05/25/46	668	117,768
Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class A1BG	Caa1	0.376	%(c)	08/25/36	4,246	2,473,586
Structured Asset Mortgage Investments, Inc., Series 2007-AR3, Class 1A1	Aa1	0.356	%(c)	09/25/47	2,364	2,358,394
Structured Asset Securities Corp., Series 2002-1A, Class 4A	AAA(d)	2.911	%(c)	02/25/32	58	55,621
Structured Asset Securities Corp., Series 2003-40A, Class 3A2	A2	2.547	%(c)	01/25/34	708	594,965
Structured Asset Securities Corp., Series 2006-11, Class A1, 144A	B-(d)	2.841	%(c)	10/25/35	2,046	1,644,733
Thornburg Mortgage Securities Trust, Series 2003-2, Class A1	Aaa	0.936	%(c)	04/25/43	238	221,202
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	B1	0.376	%(c)	10/25/46	7,099	7,039,514
Thornburg Mortgage Securities Trust, Series 2006-6, Class A1	B2	0.366	%(c)	11/25/46	2,608	2,536,274
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A, IO	Caa1	1.356	%(c)	05/25/46	3,214	1,769,642
Washington Mutual MCS Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	Aaa	2.77	%(c)	02/25/33	21	19,831
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR2, Class A	Aaa	3.003	%(c)	02/27/34	703	698,557
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A	Baa2	1.57	%(c)	11/25/42	364	316,588
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	Aaa	2.776	%(c)	09/25/33	391	394,849
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-R1, Class A1	Aaa	0.796	%(c)	12/25/27	6,516	5,859,435
Washington Mutual Mortgage Pass-Through Certificates Series 2003-R1, Class X, IO	NR	12.055	%(c)	12/25/27	6,624	364,322
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1B2	A1	0.803	%(c)	11/25/34	1,255	837,789
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A	Aaa	6.00%		06/25/34	327	339,369
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	Aa2	0.546	%(c)	10/25/45	2,903	2,354,104
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1B2	Baa3	0.666	%(c)	11/25/45	700	410,260
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1B2	Baa3	0.666	%(c)	12/25/45	700	391,355
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1	CCC(d)	5.868	%(c)	09/25/36	811	649,686

Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1	CCC(d)	5.432	%(c)	12/25/36	228	171,556
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A	Caa1	1.206	%(c)	12/25/46	1,469	887,002
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A1A	Caa1	1.196	%(c)	12/25/46	2,036	1,379,356
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 2A	Ba3	3.297	%(c)	12/25/46	494	342,127
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1	CCC(d)	5.168	%(c)	01/25/37	1,014	783,728
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 1A1	CCC(d)	5.344	%(c)	04/25/37	3,009	2,254,320
Washington Mutual MSC Mortgage Pass-Through Certifiicates, Series 2004-RA4, Class 2A	AAA(d)	6.50%		08/25/34	1,880	1,935,918
Wells Fargo Mortgage Backed Securities Trust, Series 2003-17, Class 1A12	AAA(d)	5.25%		01/25/34	45,858	45,791,488
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AA, Class A1	Aaa	4.986	%(c)	12/25/34	3,619	3,554,831
Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1	Aa3	4.901	%(c)	01/25/35	4,905	4,769,249
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1	A(d)	4.577	%(c)	03/25/36	3,477	3,073,148

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $449,470,470)						421,211,386

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.1%
Federal National Mortgage Assoc., Notes		1.125%		09/30/13	57,800	58,234,714
Federal National Mortgage Assoc., Notes		1.625%		10/26/15	14,200	14,194,363
Federal National Mortgage Assoc., Notes		3.00%		09/16/14	3,800	4,062,690
Federal National Mortgage Assoc., Notes		4.625%		10/15/13	25,900	28,806,938
Federal National Mortgage Assoc., Notes		5.953%		06/21/27	34,200	35,448,198
Resolution Funding Corp., Bonds, PO		2.736	%(s)	10/15/19	7,600	5,844,392
Small Business Administration Participation Certificates, Series 2003-20I, Class 1		5.13%		09/01/23	835	906,200
Small Business Administration Participation Certificates, Series 2004-20F, Class 1		5.52%		06/01/24	6,108	6,660,766
Small Business Administration Participation Certificates, Series 2007-20K, Class 1		5.51%		11/01/27	17,862	20,013,141
Small Business Administration Participation Certificates, Series 2009-20E, Class 1		4.43%		05/01/29	20,604	22,456,122
Small Business Administration, Gov’t. Gtd. Notes		4.875%		09/10/13	4,982	5,252,258
Small Business Administration, Gov’t. Gtd. Notes		6.344%		08/01/11	292	302,695

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $193,327,522)						202,182,477

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 28.0%

Federal Home Loan Mortgage Corp.		4.50%		04/01/38-10/01/40	66,339	69,069,617
Federal Home Loan Mortgage Corp.		4.50%		TBA	33,000	34,314,852
Federal Home Loan Mortgage Corp.		4.783	%(c)	11/01/35	1,598	1,691,128
Federal Home Loan Mortgage Corp.		5.50%		12/01/34-08/01/40	135,949	144,340,777
Federal Home Loan Mortgage Corp.		6.00%		02/01/16-07/01/40	36,525	39,278,434
Federal Home Loan Mortgage Corp.		6.00%		TBA	122,000	130,673,590
Federal National Mortgage Assoc.		1.586	%(c)	06/01/43	2,337	2,343,739
Federal National Mortgage Assoc.		2.575	%(c)	01/01/24	1	1,273
Federal National Mortgage Assoc.		2.601	%(c)	08/01/35	2,483	2,578,750
Federal National Mortgage Assoc.		2.898	%(c)	06/01/35	498	522,378
Federal National Mortgage Assoc.		2.935	%(c)	07/01/37	591	620,305
Federal National Mortgage Assoc.		3.631	%(c)	08/01/29	98	101,246
Federal National Mortgage Assoc.		3.909	%(c)	05/01/36	6,070	6,113,657
Federal National Mortgage Assoc.		4.00%		04/01/39-09/01/40	60,998	62,773,612
Federal National Mortgage Assoc.		4.00%		TBA	37,000	38,029,044

Federal National Mortgage Assoc.	4.00%		TBA	119,000	121,975,000
Federal National Mortgage Assoc.	4.00%		TBA	18,000	18,388,117
Federal National Mortgage Assoc.	4.113	%(c)	05/01/36	51	52,231
Federal National Mortgage Assoc.	4.248	%(c)	11/01/35	1,899	1,954,578
Federal National Mortgage Assoc.	4.50%		05/01/37-10/01/40	466,664	486,498,511
Federal National Mortgage Assoc.	4.50%		TBA	790,000	822,587,500
Federal National Mortgage Assoc.	4.546	%(c)	01/01/28	83	85,374
Federal National Mortgage Assoc.	4.655	%(c)	12/01/36	1,231	1,284,613
Federal National Mortgage Assoc.	5.00%		03/01/35	23,220	24,458,294
Federal National Mortgage Assoc.	5.00%		TBA	110,000	115,775,000
Federal National Mortgage Assoc.	5.373	%(c)	01/01/36	1,347	1,438,464
Federal National Mortgage Assoc.	5.50%		01/01/24-10/01/38	120,342	128,390,607
Federal National Mortgage Assoc.	5.50%		TBA	19,000	20,438,357
Federal National Mortgage Assoc.	5.50%		TBA	157,000	166,886,133
Federal National Mortgage Assoc.	6.00%		02/01/17-09/01/39	194,197	208,994,090
Federal National Mortgage Assoc.	6.00%		TBA	24,000	25,777,488
Federal National Mortgage Assoc.	6.50%		09/01/16	240	259,916
Federal National Mortgage Assoc.	6.50%		TBA	5,000	5,451,560
Government National Mortgage Assoc.	2.75	%(c)	01/20/32-02/20/32	1,347	1,383,909
Government National Mortgage Assoc.	3.125	%(c)	10/20/23-11/20/29	1,417	1,462,127
Government National Mortgage Assoc.	3.375	%(c)	03/20/17-05/20/30	1,287	1,332,031
Government National Mortgage Assoc.	3.625	%(c)	08/20/23-07/20/30	958	989,976
Government National Mortgage Assoc.	6.00%		10/15/31-05/15/37	4,523	4,946,856
Government National Mortgage Assoc.	6.00%		TBA	3,000	3,255,000
Government National Mortgage Assoc.	7.00%		02/15/24	8	9,131

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $2,686,930,673)					2,696,527,265

U.S. TREASURY OBLIGATIONS — 30.8%

U.S. Treasury Bonds	9.875%		11/15/15	28,800	41,024,246
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.25%		07/15/20	4,300	4,510,398
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.75%		01/15/28	3,300	3,639,891
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.00%		01/15/26	1,300	1,570,168
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.125%		02/15/40	5,500	6,198,982
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%		01/15/25-01/15/27	41,750	53,350,069
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.50%		01/15/29	60,800	72,831,030
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.625%		04/15/28	1,200	2,163,506
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.875%		04/15/29	2,300	4,241,608
U.S. Treasury Notes	0.375%		08/31/12	351,000	350,739,558
U.S. Treasury Notes	0.625%		06/30/12-07/31/12	362,100	363,605,718
U.S. Treasury Notes	1.25%		08/31/15	31,200	31,190,266
U.S. Treasury Notes	1.75%		07/31/15	56,600	57,961,796
U.S. Treasury Notes(h)(k)	1.875%		06/30/15	327,400	337,375,551
U.S. Treasury Notes	1.875%		08/31/17-09/30/17	100,000	99,877,670
U.S. Treasury Notes	2.125%		05/31/15	84,400	87,993,752
U.S. Treasury Notes	2.375%		07/31/17	239,200	246,974,000
U.S. Treasury Notes	2.50%		04/30/15	119,600	126,794,658
U.S. Treasury Notes(k)	2.50%		06/30/17	293,800	306,102,875
U.S. Treasury Notes	2.75%		11/30/16-05/31/17	332,600	352,531,609
U.S. Treasury Notes(h)	2.75%		02/15/19	3,500	3,630,977
U.S. Treasury Notes	3.00%		02/28/17	58,000	62,377,202
U.S. Treasury Notes	3.125%		10/31/16-04/30/17	190,200	205,869,944

U.S. Treasury Notes	3.25%	12/31/16-03/31/17	132,800	144,873,172

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,904,214,716)				2,967,428,646

	Shares
COMMON STOCK

Financial Services
Citigroup, Inc.* (cost $3)	1	4

PREFERRED STOCKS — 0.1%

Automobile Manufacturers
General Motors Corp. (Class B Stock) 5.25%, CVT*	68,000	538,050

Insurance — 0.1%
American International Group, Inc., 8.50%, CVT	1,100,606	9,454,206

TOTAL PREFERRED STOCKS (cost $38,001,782)		9,992,256

TOTAL LONG-TERM INVESTMENTS (cost $9,206,751,198)		9,385,806,323

SHORT-TERM INVESTMENTS — 19.4%

	Principal
	Amount
	(000)#
REPURCHASE AGREEMENTS(m) — 13.9%

Banc of America Securities LLC, 0.20%, dated 09/27/10, due 10/18/10 in the amount of $250,029,167	$250,000	250,000,000
Barclays Capital, Inc., 0.25%, dated 09/30/10, due 10/01/10 in the amount of $161,001,118	161,000	161,000,000
Credit Suisse Securities USA LLC, 0.17%, dated 09/28/10, due 10/06/10 in the amount of $163,606,180	163,600	163,600,000
Credit Suisse Securities USA LLC, 0.20%, dated 09/30/10, due 10/01/10 in the amount of $184,101,023	184,100	184,100,000
JPMorgan Securities LLC, 0.26%, dated 09/30/10, due 10/01/10 in the amount of $579,204,183	579,200	579,200,000

TOTAL REPURCHASE AGREEMENTS (cost $1,337,900,000)		1,337,900,000

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 3.8%

Federal Home Loan Mortgage Corp.	0.25%	10/13/10-10/20/10	216,000	215,988,337
Federal National Mortgage Assoc.	0.23%	10/25/10	41,700	41,696,664
Federal National Mortgage Assoc.	0.24%	11/08/10	111,000	110,984,745

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $368,643,986)				368,669,746

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 1.7%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $163,460,563)(w)	163,460,563	163,460,563

TOTAL SHORT-TERM INVESTMENTS (cost $1,870,004,549)		1,870,030,309

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITY SOLD SHORT—116.8% (cost $11,076,755,747)		11,255,836,632

		Notional
		Amount
	Counterparty	(000)#
OPTIONS WRITTEN(l)* — (0.2)%

Call Options — (0.1)%
5 Year iTraxx Europe Series 14, expiring 03/16/11, Strike Price $0.90	Morgan Stanley	EUR	2,000	(7,333)

5 Year U.S. Treasury Note Futures,
expiring 11/26/10, Strike Price $121.00			$25,300	(160,102)
expiring 11/26/10, Strike Price $121.50			49,500	(204,961)
Interest Rate Swap Options,
Pay a fixed rate of 1.45% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Citigroup Global Markets		19,600	(36,286)
Pay a fixed rate of 1.45% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Deutsche Bank		78,300	(144,961)
Pay a fixed rate of 1.45% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Morgan Stanley		80,900	(149,774)
Pay a fixed rate of 1.60% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Citigroup Global Markets		123,100	(621,759)
Pay a fixed rate of 1.60% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Royal Bank of Scotland		22,000	(111,119)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Credit Suisse First Boston Corp.		79,300	(4,663,477)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Morgan Stanley		28,400	(1,670,148)

				(7,769,920)

Put Options — (0.1)%
5 Year iTraxx Europe Series 14, expiring 03/16/11, Strike Price $1.60	Morgan Stanley	EUR	2,000	(16,351)
5 Year U.S. Treasury Note Futures, expiring 11/26/10, Strike Price $119.00			74,800	(1,525,219)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 03/10/20, Strike Price $215.95	Deutsche Bank		6,000	(65,957)
expiring 03/12/20, Strike Price $215.95	Citigroup Global Markets		16,800	(210,064)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets		40,100	(508,361)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		18,200	(234,780)
Interest Rate Swap Options,
Receive a fixed rate of 1.95% and pay a floating rate based on 3-month LIBOR, expiring 10/29/10	Credit Suisse First Boston Corp.		48,500	(9,336)
Receive a fixed rate of 1.95% and pay a floating rate based on 3-month LIBOR, expiring 10/29/10	Morgan Stanley		80,900	(15,573)
Receive a fixed rate of 2.10% and pay a floating rate based on 3-month LIBOR, expiring 10/29/10	Citigroup Global Markets		123,100	(5,671)
Receive a fixed rate of 2.10% and pay a floating rate based on 3-month LIBOR, expiring 10/29/10	Royal Bank of Scotland		22,000	(1,014)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR, expiring 10/29/10	Credit Suisse First Boston Corp.		79,300	(8)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR, expiring 10/29/10	Morgan Stanley		28,400	(3)
Pay a fixed rate of 4.00% and receive a floating rate based on 3-month LIBOR, expiring 12/01/10	Deutsche Bank		185,500	(19)
Pay a fixed rate of 4.00% and receive a floating rate based on 3-month LIBOR, expiring 12/01/10	Royal Bank of Scotland		298,100	(30)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR, expiring 01/24/11	Citigroup Global Markets		113,100	(6,113)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR, expiring 01/24/11	Deutsche Bank		70,100	(3,789)
Receive a fixed rate of 4.00% and pay a floating rate based on 3-month LIBOR, expiring 06/13/11	Barclays Capital Group		12,900	(73,483)
Receive a fixed rate of 4.00% and pay a floating rate based on 3-month LIBOR, expiring 06/13/11	Deutsche Bank		47,900	(272,855)
Receive a fixed rate of 4.00% and pay a floating rate based on 3-month LIBOR, expiring 06/13/11	Royal Bank of Scotland		27,400	(156,080)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank		170,000	(1,128,995)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland		124,400	(826,159)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group		138,400	(741,497)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets		112,200	(601,127)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank		81,700	(437,719)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland		209,600	(1,122,961)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley		41,600	(113,743)

Receive a fixed rate of 3.25% and pay a floating rate based on 3-month LIBOR, expiring 07/16/12	Citigroup Global Markets	72,200	(1,026,477)
Receive a fixed rate of 3.25% and pay a floating rate based on 3-month LIBOR, expiring 07/16/12	Royal Bank of Scotland	24,100	(342,633)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	23,800	(159,038)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Morgan Stanley	23,800	(159,038)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Royal Bank of Scotland	463,100	(3,094,564)

			(12,858,657)

TOTAL OPTIONS WRITTEN (premiums received $25,606,813)			(20,628,577)

SECURITY SOLD SHORT

			Principal
			Amount
			(000)#
U.S. TREASURY OBLIGATION

U.S. Treasury Notes (proceeds received $3,638,633)	2.75%	02/15/19	3,500	(3,630,977)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITY SOLD—116.6% (cost $11,047,510,301)				11,231,577,078
Other liabilities in excess of other assets(x) — (16.6)%				(1,600,617,949)

NET ASSETS — 100.0%				$9,630,959,129

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

FHLMC	Federal Home Loan Mortgage Corporation

FSA	Financial Security Assurance

FSB	Federal Savings Bank

IO	Interest Only

MBIA	Municipal Bond Investors Assurance Company

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PO	Principal Only Securities

TIPS	Treasury Inflation Protected Securities

TBA	To Be Announced

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

PHP	Philippine Peso

SGD	Singapore Dollar

TRY	Turkish Lira

TWD	New Taiwanese Dollar

ZAR	South African Rand

†	The ratings reflected are as of September 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2010.

(d)	Standard & Poor’s rating.

(e)	Represents all or partial amount utilized in the Municipal Tender Option Bond transaction. The aggregated principal amount of the inverse floaters and the floating rate notes (included in Liabilities) are $1,750,000 and $1,750,000, respectively.

(g)	Indicates a security or securities that have been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(l)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.

(m)	Repurchase agreement is collateralized by United States Treasuries.

(n)	Rates shown are the effective yields at reporting date.

(o)	As of September 30, 2010, 10 securities representing $25,020,625 and 0.3% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at September 30, 2010.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:
Futures contracts open at September 30, 2010:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2010	(Depreciation)(1)
Long Positions:
4,016	90 Day Euro Dollar	Dec. 2010	$994,993,562	$1,000,385,600	$5,392,038
3,362	90 Day Euro Dollar	Mar. 2011	834,916,537	837,053,950	2,137,413
1,346	90 Day Euro Dollar	Jun. 2011	333,964,676	334,867,976	903,300
712	90 Day Euro Dollar	Sep. 2011	176,577,162	176,967,600	390,438
459	90 Day Euro Dollar	Dec. 2011	113,671,913	113,946,750	274,837
459	90 Day Euro Dollar	Mar. 2012	113,455,463	113,791,838	336,375
459	90 Day Euro Dollar	Jun. 2012	113,227,538	113,619,713	392,175
1,148	5 Year U.S. Treasury Notes	Dec. 2010	137,743,891	138,755,531	1,011,640
3,556	10 Year U.S. Treasury Notes	Dec. 2010	443,399,313	448,222,688	4,823,375

					$15,661,591

(1)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of September 30, 2010
Forward foreign currency exchange contracts outstanding at September 30, 2010:

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Purchase Contracts	Counterparty	(000)		Date Payable	Value	(Depreciation)(1)
Australian Dollar,
Expiring 10/05/10	UBS Securities	AUD	1,210	$1,162,365	$1,168,794	$6,429
Expiring 10/05/10	UBS Securities	AUD	1,210	1,162,607	1,168,794	6,187
Expiring 10/05/10	UBS Securities	AUD	97	93,181	93,696	515
Expiring 10/26/10	Citigroup Global Markets	AUD	2,517	2,418,434	2,424,024	5,590
Expiring 10/29/10	Barclays Capital Group	AUD	3,700	3,459,648	3,563,325	103,677
Expiring 10/29/10	Morgan Stanley	AUD	6,230	5,494,611	5,999,868	505,257
Expiring 10/29/10	Royal Bank of Scotland	AUD	10,597	9,387,459	10,205,555	818,096
Brazilian Real,
Expiring 12/02/10	Hong Kong & Shanghai Bank	BRL	10,307	5,875,099	6,010,041	134,942
Expiring 12/02/10	Hong Kong & Shanghai Bank	BRL	3,292	1,876,097	1,919,461	43,364
Expiring 12/02/10	Hong Kong & Shanghai Bank	BRL	2,325	1,300,000	1,355,746	55,746
Expiring 12/02/10	Hong Kong & Shanghai Bank	BRL	2,081	1,200,000	1,213,603	13,603
Expiring 12/02/10	Hong Kong & Shanghai Bank	BRL	2,076	1,200,000	1,210,804	10,804

Expiring 12/02/10	Hong Kong & Shanghai Bank	BRL	1,743	1,000,000	1,016,059	16,059
Expiring 12/02/10	Hong Kong & Shanghai Bank	BRL	1,396	800,000	813,780	13,780
Expiring 12/02/10	Hong Kong & Shanghai Bank	BRL	1,244	700,000	725,119	25,119
Expiring 12/02/10	Hong Kong & Shanghai Bank	BRL	1,242	700,000	724,302	24,302
Expiring 12/02/10	Morgan Stanley	BRL	204,801	113,651,970	119,420,183	5,768,213
Expiring 12/02/10	Morgan Stanley	BRL	2,075	1,200,000	1,209,824	9,824
Expiring 12/02/10	Royal Bank of Scotland	BRL	11,623	6,500,000	6,777,213	277,213
Expiring 12/02/10	Royal Bank of Scotland	BRL	11,619	6,500,000	6,775,318	275,318
Expiring 12/02/10	Royal Bank of Scotland	BRL	2,146	1,200,000	1,251,318	51,318
Expiring 12/02/10	Royal Bank of Scotland	BRL	2,080	1,200,000	1,212,693	12,693
Expiring 12/02/10	Royal Bank of Scotland	BRL	1,916	1,100,000	1,116,959	16,959
Expiring 12/02/10	Royal Bank of Scotland	BRL	1,570	900,000	915,607	15,607
Expiring 12/02/10	Royal Bank of Scotland	BRL	1,254	700,000	731,405	31,405
Expiring 12/02/10	Royal Bank of Scotland	BRL	1,243	700,000	725,037	25,037
Expiring 12/02/10	Royal Bank of Scotland	BRL	1,242	700,000	723,976	23,976
Expiring 12/02/10	Royal Bank of Scotland	BRL	1,074	600,000	626,079	26,079
Expiring 09/02/11	Morgan Stanley	BRL	3,533	1,900,000	1,928,578	28,578
British Pound,
Expiring 10/05/10	Citigroup Global Markets	GBP	3,200	5,052,638	5,026,685	(25,953)
Expiring 10/05/10	Hong Kong & Shanghai Bank	GBP	4,100	6,476,557	6,440,440	(36,117)
Expiring 10/05/10	Hong Kong & Shanghai Bank	GBP	1,300	2,053,933	2,042,091	(11,842)
Expiring 12/20/10	Citigroup Global Markets	GBP	8,600	13,471,634	13,501,955	30,321
Expiring 12/20/10	Royal Bank of Scotland	GBP	4,199	6,623,293	6,592,408	(30,885)
Canadian Dollar,
Expiring 10/05/10	BNP Paribas	CAD	1,239	1,200,000	1,203,749	3,749
Expiring 10/05/10	Deutsche Bank	CAD	619	600,000	601,814	1,814
Expiring 11/18/10	Citigroup Global Markets	CAD	2,358	2,295,563	2,289,186	(6,377)
Expiring 11/18/10	Citigroup Global Markets	CAD	1,858	1,798,906	1,803,778	4,872
Expiring 11/18/10	Citigroup Global Markets	CAD	1,554	1,512,852	1,508,649	(4,203)
Expiring 11/18/10	Deutsche Bank	CAD	10,941	10,632,777	10,621,706	(11,071)
Expiring 11/18/10	Deutsche Bank	CAD	8,535	8,294,557	8,285,921	(8,636)
Expiring 11/18/10	Deutsche Bank	CAD	4,320	4,202,498	4,193,928	(8,570)
Expiring 11/18/10	JPMorgan Chase	CAD	2,564	2,494,229	2,489,174	(5,055)
Expiring 11/18/10	JPMorgan Chase	CAD	1,132	1,101,196	1,098,964	(2,232)
Chinese Yuan,
Expiring 11/17/10	Bank of America	CNY	7,794	1,175,000	1,165,529	(9,471)
Expiring 11/17/10	Deutsche Bank	CNY	7,654	1,154,000	1,144,612	(9,388)
Expiring 11/17/10	Deutsche Bank	CNY	6,353	960,000	950,037	(9,963)
Expiring 11/17/10	Deutsche Bank	CNY	4,141	625,697	619,204	(6,493)
Expiring 11/17/10	Deutsche Bank	CNY	1,958	295,000	292,821	(2,179)
Expiring 11/17/10	Morgan Stanley	CNY	3,958	598,000	591,794	(6,206)
Expiring 11/17/10	Morgan Stanley	CNY	3,956	598,000	591,615	(6,385)
Expiring 11/23/10	Barclays Capital Group	CNY	2,824	426,000	422,381	(3,619)
Expiring 11/23/10	Barclays Capital Group	CNY	1,978	298,000	295,892	(2,108)
Expiring 04/07/11	Barclays Capital Group	CNY	41,095	6,204,000	6,169,446	(34,554)
Expiring 04/07/11	Barclays Capital Group	CNY	39,955	6,030,000	5,998,225	(31,775)
Expiring 04/07/11	Barclays Capital Group	CNY	31,366	4,738,000	4,708,766	(29,234)
Expiring 04/07/11	Barclays Capital Group	CNY	31,366	4,738,000	4,708,766	(29,234)
Expiring 04/07/11	Deutsche Bank	CNY	130,587	19,449,884	19,604,347	154,463
Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	44,764	6,762,000	6,720,277	(41,723)
Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	44,764	6,762,000	6,720,277	(41,723)
Expiring 04/07/11	Morgan Stanley	CNY	5,552	838,000	833,458	(4,542)

Euro,
Expiring 11/23/10	Citigroup Global Markets	EUR	19,101	24,267,919	26,028,267	1,760,348
Indian Rupee,
Expiring 11/12/10	Barclays Capital Group	INR	135,082	2,900,000	2,982,313	82,313
Expiring 01/12/11	Barclays Capital Group	INR	45,660	1,000,000	998,228	(1,772)
Expiring 01/12/11	Citigroup Global Markets	INR	227,400	5,000,000	4,971,464	(28,536)
Expiring 01/12/11	JPMorgan Chase	INR	45,680	1,000,000	998,665	(1,335)
Expiring 01/12/11	Morgan Stanley	INR	91,400	2,000,000	1,998,205	(1,795)
Expiring 01/12/11	Morgan Stanley	INR	45,710	1,000,000	999,321	(679)
Indonesia Rupiah,
Expiring 10/07/10	Bank of America	IDR	28,957,425	2,850,000	3,240,632	390,632
Expiring 10/07/10	Bank of America	IDR	23,901,983	2,380,000	2,674,876	294,876
Expiring 10/07/10	Royal Bank of Scotland	IDR	8,237,700	810,000	921,883	111,883
Expiring 10/07/10	UBS Securities	IDR	13,807,287	1,390,000	1,545,177	155,177
Expiring 11/24/10	Barclays Capital Group	IDR	25,998,500	2,900,000	2,884,662	(15,338)
Expiring 11/24/10	Barclays Capital Group	IDR	13,612,650	1,510,000	1,510,391	391
Expiring 11/24/10	Barclays Capital Group	IDR	11,713,000	1,300,000	1,299,615	(385)
Expiring 11/24/10	Barclays Capital Group	IDR	8,654,400	960,000	960,249	249
Expiring 11/24/10	Barclays Capital Group	IDR	8,118,000	900,000	900,732	732
Expiring 11/24/10	Barclays Capital Group	IDR	8,086,500	900,000	897,237	(2,763)
Expiring 11/24/10	Barclays Capital Group	IDR	4,104,660	420,000	455,432	35,432
Expiring 11/24/10	Citigroup Global Markets	IDR	4,086,600	420,000	453,429	33,429
Expiring 11/24/10	Deutsche Bank	IDR	11,100,750	1,230,000	1,231,683	1,683
Expiring 11/24/10	Hong Kong & Shanghai Bank	IDR	7,212,000	800,000	800,207	207
Expiring 11/24/10	Hong Kong & Shanghai Bank	IDR	3,189,840	331,930	353,929	21,999
Expiring 11/24/10	Hong Kong & Shanghai Bank	IDR	2,494,700	260,000	276,799	16,799
Expiring 11/24/10	JPMorgan Chase	IDR	13,575,000	1,500,000	1,506,213	6,213
Expiring 11/24/10	JPMorgan Chase	IDR	12,607,000	1,400,000	1,398,809	(1,191)
Expiring 11/24/10	JPMorgan Chase	IDR	11,715,600	1,300,000	1,299,904	(96)
Expiring 11/24/10	JPMorgan Chase	IDR	7,212,000	800,000	800,207	207
Expiring 11/24/10	Morgan Stanley	IDR	12,679,800	1,400,000	1,406,887	6,887
Expiring 11/24/10	Morgan Stanley	IDR	4,492,500	500,000	498,465	(1,535)
Expiring 04/15/11	Citigroup Global Markets	IDR	13,054,060	1,420,000	1,413,451	(6,549)
Expiring 04/15/11	JPMorgan Chase	IDR	10,153,000	1,100,000	1,099,333	(667)
Expiring 04/15/11	Morgan Stanley	IDR	5,526,000	600,000	598,337	(1,663)
Expiring 07/27/11	Barclays Capital Group	IDR	22,504,795	2,436,903	2,392,642	(44,261)
Expiring 07/27/11	Barclays Capital Group	IDR	12,048,600	1,290,000	1,280,971	(9,029)
Expiring 07/27/11	Citigroup Global Markets	IDR	23,073,300	2,481,801	2,453,084	(28,717)
Expiring 07/27/11	Citigroup Global Markets	IDR	7,624,000	800,000	810,561	10,561
Expiring 07/27/11	Citigroup Global Markets	IDR	5,157,000	540,000	548,277	8,277
Expiring 07/27/11	Hong Kong & Shanghai Bank	IDR	23,738,300	2,559,661	2,523,785	(35,876)
Expiring 07/27/11	Hong Kong & Shanghai Bank	IDR	13,314,000	1,400,000	1,415,505	15,505
Expiring 07/27/11	Hong Kong & Shanghai Bank	IDR	12,872,400	1,360,000	1,368,555	8,555
Expiring 07/27/11	Hong Kong & Shanghai Bank	IDR	5,588,000	601,636	594,099	(7,537)
Expiring 07/27/11	JPMorgan Chase	IDR	5,664,000	600,000	602,180	2,180
Expiring 07/27/11	Maybank	IDR	11,997,000	1,290,000	1,275,485	(14,515)
Expiring 07/27/11	Royal Bank of Scotland	IDR	5,103,000	540,000	542,536	2,536
Malaysian Ringgit,
Expiring 10/12/10	Barclays Capital Group	MYR	2,718	790,000	879,602	89,602
Expiring 10/12/10	Barclays Capital Group	MYR	2,016	590,000	652,640	62,640
Expiring 10/12/10	Barclays Capital Group	MYR	2,009	590,000	650,253	60,253
Expiring 10/12/10	Barclays Capital Group	MYR	1,991	590,000	644,486	54,486
Expiring 10/12/10	Barclays Capital Group	MYR	1,401	425,393	453,374	27,981
Expiring 10/12/10	Barclays Capital Group	MYR	1,374	400,000	444,682	44,682
Expiring 10/12/10	Barclays Capital Group	MYR	1,233	365,929	399,083	33,154
Expiring 10/12/10	Citigroup Global Markets	MYR	7,084	2,068,966	2,292,913	223,947

Expiring 10/12/10	Citigroup Global Markets	MYR	2,455	736,463	794,606	58,143
Expiring 10/12/10	Citigroup Global Markets	MYR	2,455	745,634	794,606	48,972
Expiring 10/12/10	Citigroup Global Markets	MYR	1,401	425,522	453,373	27,851
Expiring 10/12/10	Citigroup Global Markets	MYR	1,264	375,186	409,117	33,931
Expiring 10/12/10	Deutsche Bank	MYR	5,861	1,803,385	1,897,022	93,637
Expiring 02/07/11	Barclays Capital Group	MYR	4,950	1,593,330	1,589,735	(3,595)
Expiring 02/07/11	Hong Kong & Shanghai Bank	MYR	4,340	1,400,000	1,393,828	(6,172)
Expiring 02/07/11	JPMorgan Chase	MYR	4,033	1,300,000	1,295,313	(4,687)
Mexican Peso,
Expiring 02/22/11	Barclays Capital Group	MXN	225,989	17,081,577	17,683,660	602,083
Expiring 02/22/11	Barclays Capital Group	MXN	36,211	2,800,000	2,833,511	33,511
Expiring 02/22/11	Barclays Capital Group	MXN	15,637	1,200,000	1,223,602	23,602
Expiring 02/22/11	Barclays Capital Group	MXN	7,697	600,000	602,298	2,298
Expiring 02/22/11	Citigroup Global Markets	MXN	8,980	700,000	702,708	2,708
Expiring 02/22/11	Citigroup Global Markets	MXN	7,826	600,000	612,416	12,416
Expiring 02/22/11	Citigroup Global Markets	MXN	7,618	600,000	596,101	(3,899)
Expiring 02/22/11	Deutsche Bank	MXN	8,914	700,000	697,532	(2,468)
Expiring 02/22/11	JPMorgan Chase	MXN	15,233	1,200,000	1,192,014	(7,986)
Expiring 02/22/11	Morgan Stanley	MXN	29,110	2,300,000	2,277,854	(22,146)
Expiring 02/22/11	Morgan Stanley	MXN	18,995	1,500,000	1,486,378	(13,622)
Expiring 02/22/11	Morgan Stanley	MXN	17,841	1,400,000	1,396,050	(3,950)
Expiring 02/22/11	Morgan Stanley	MXN	15,227	1,200,000	1,191,535	(8,465)
Expiring 02/22/11	Morgan Stanley	MXN	9,123	700,000	713,839	13,839
Expiring 02/22/11	Morgan Stanley	MXN	8,989	700,000	703,366	3,366
Expiring 02/22/11	Morgan Stanley	MXN	8,985	700,000	703,092	3,092
Expiring 02/22/11	Morgan Stanley	MXN	7,620	600,000	596,237	(3,763)
Expiring 02/22/11	UBS Securities	MXN	8,912	700,000	697,395	(2,605)
New Taiwanese Dollar,
Expiring 10/12/10	Bank of America	TWD	18,942	603,825	606,402	2,577
Expiring 10/12/10	Bank of America	TWD	1,380	44,398	44,175	(223)
Expiring 10/12/10	Barclays Capital Group	TWD	34,968	1,130,000	1,119,448	(10,552)
Expiring 10/12/10	Barclays Capital Group	TWD	6,848	218,961	219,229	268
Expiring 10/12/10	Deutsche Bank	TWD	29,657	957,000	949,442	(7,558)
Expiring 01/14/11	Deutsche Bank	TWD	10,204	329,853	327,202	(2,651)
Expiring 01/14/11	Deutsche Bank	TWD	3,107	98,713	99,645	932
Expiring 01/14/11	JPMorgan Chase	TWD	8,150	258,075	261,338	3,263
Expiring 01/14/11	Morgan Stanley	TWD	12,546	399,236	402,300	3,064
Expiring 01/14/11	UBS Securities	TWD	6,794	214,356	217,856	3,500
Philippine Peso,
Expiring 11/15/10	Barclays Capital Group	PHP	5,700	122,660	129,259	6,599
Expiring 11/15/10	Citigroup Global Markets	PHP	272,924	6,200,000	6,189,076	(10,924)
Expiring 11/15/10	Citigroup Global Markets	PHP	123,368	2,800,000	2,797,606	(2,394)
Expiring 11/15/10	Citigroup Global Markets	PHP	7,187	155,835	162,981	7,146
Expiring 11/15/10	Citigroup Global Markets	PHP	5,632	120,858	127,716	6,858
Expiring 11/15/10	Citigroup Global Markets	PHP	5,581	120,644	126,560	5,916
Expiring 11/15/10	Deutsche Bank	PHP	5,450	117,154	123,589	6,435
Expiring 06/15/11	Barclays Capital Group	PHP	142,992	3,200,000	3,174,417	(25,583)
Expiring 06/15/11	Barclays Capital Group	PHP	53,820	1,200,000	1,194,802	(5,198)
Expiring 06/15/11	JPMorgan Chase	PHP	67,380	1,500,000	1,495,833	(4,167)
Expiring 06/15/11	JPMorgan Chase	PHP	58,240	1,300,000	1,292,926	(7,074)
Singapore Dollar,
Expiring 11/12/10	Barclays Capital Group	SGD	1,866	1,400,000	1,419,059	19,059
Expiring 11/12/10	Citigroup Global Markets	SGD	2,001	1,500,000	1,521,104	21,104

Expiring 03/09/11	Citigroup Global Markets	SGD	1,718	1,300,000	1,306,406	6,406
Expiring 03/09/11	Hong Kong & Shanghai Bank	SGD	1,979	1,500,000	1,504,494	4,494
Expiring 03/09/11	Hong Kong & Shanghai Bank	SGD	1,718	1,300,000	1,306,504	6,504
Expiring 03/09/11	Morgan Stanley	SGD	925	700,000	703,502	3,502
South African Rand,
Expiring 10/28/10	Barclays Capital Group	ZAR	9,673	1,300,000	1,381,370	81,370
Expiring 10/28/10	Barclays Capital Group	ZAR	9,344	1,300,000	1,334,399	34,399
Expiring 10/28/10	Barclays Capital Group	ZAR	7,962	1,100,000	1,137,118	37,118
Expiring 10/28/10	Barclays Capital Group	ZAR	7,289	1,000,000	1,040,899	40,899
Expiring 10/28/10	Barclays Capital Group	ZAR	4,465	600,000	637,598	37,598
Expiring 10/28/10	Citigroup Global Markets	ZAR	5,911	800,000	844,178	44,178
Expiring 10/28/10	Citigroup Global Markets	ZAR	5,866	800,000	837,706	37,706
Expiring 10/28/10	Hong Kong & Shanghai Bank	ZAR	13,194	1,800,000	1,884,286	84,286
Expiring 10/28/10	Hong Kong & Shanghai Bank	ZAR	5,909	800,000	843,836	43,836
Expiring 10/28/10	Hong Kong & Shanghai Bank	ZAR	4,372	600,000	624,351	24,351
Expiring 10/28/10	Hong Kong & Shanghai Bank	ZAR	2,915	400,000	416,234	16,234
Expiring 10/28/10	JPMorgan Chase	ZAR	5,156	700,000	736,357	36,357
Expiring 10/28/10	JPMorgan Chase	ZAR	3,615	500,000	516,322	16,322
Expiring 10/28/10	Morgan Stanley	ZAR	6,584	900,000	940,299	40,299
Expiring 10/28/10	Morgan Stanley	ZAR	5,894	800,000	841,779	41,779
Expiring 10/28/10	UBS Securities	ZAR	9,335	1,300,000	1,333,218	33,218
Expiring 10/28/10	UBS Securities	ZAR	5,097	700,000	727,889	27,889
Expiring 10/28/10	UBS Securities	ZAR	4,472	600,000	638,686	38,686
Expiring 10/28/10	UBS Securities	ZAR	3,617	500,000	516,508	16,508
Expiring 01/28/11	Barclays Capital Group	ZAR	8,741	1,200,000	1,230,420	30,420
Expiring 01/28/11	JPMorgan Chase	ZAR	8,741	1,200,000	1,230,420	30,420
Expiring 09/13/11	Barclays Capital Group	ZAR	10,642	1,400,000	1,446,781	46,781
Expiring 09/13/11	Morgan Stanley	ZAR	5,319	700,000	723,153	23,153
Expiring 09/13/11	UBS Securities	ZAR	4,560	600,000	619,927	19,927
South Korean Won,
Expiring 11/12/10	Bank of America	KRW	378,367	324,013	331,219	7,206
Expiring 11/12/10	Barclays Capital Group	KRW	692,153	591,179	605,906	14,727
Expiring 11/12/10	Barclays Capital Group	KRW	353,460	300,000	309,417	9,417
Expiring 11/12/10	Barclays Capital Group	KRW	352,920	300,000	308,944	8,944
Expiring 11/12/10	Citigroup Global Markets	KRW	771,705	660,000	675,546	15,546
Expiring 11/12/10	Citigroup Global Markets	KRW	762,102	660,000	667,139	7,139
Expiring 11/12/10	Citigroup Global Markets	KRW	747,264	640,000	654,150	14,150
Expiring 11/12/10	Citigroup Global Markets	KRW	743,616	640,000	650,957	10,957
Expiring 11/12/10	Citigroup Global Markets	KRW	373,696	320,000	327,131	7,131
Expiring 11/12/10	Citigroup Global Markets	KRW	370,880	320,000	324,666	4,666
Expiring 11/12/10	Deutsche Bank	KRW	2,237,585	1,890,171	1,958,767	68,596
Expiring 11/12/10	Deutsche Bank	KRW	732,438	630,000	641,172	11,172
Expiring 11/12/10	Goldman Sachs & Co.	KRW	375,360	320,000	328,588	8,588
Expiring 11/12/10	JPMorgan Chase	KRW	2,089,718	1,848,000	1,829,326	(18,674)
Expiring 11/12/10	JPMorgan Chase	KRW	1,409,273	1,230,000	1,233,668	3,668
Expiring 11/12/10	JPMorgan Chase	KRW	959,038	811,575	839,536	27,961
Expiring 11/12/10	JPMorgan Chase	KRW	783,800	670,000	686,133	16,133
Expiring 11/12/10	JPMorgan Chase	KRW	680,100	600,000	595,355	(4,645)
Expiring 11/12/10	Morgan Stanley	KRW	4,098,100	3,468,704	3,587,450	118,746
Expiring 11/12/10	Morgan Stanley	KRW	3,277,900	2,745,655	2,869,453	123,798
Expiring 11/12/10	Morgan Stanley	KRW	1,438,875	1,250,000	1,259,582	9,582
Expiring 11/12/10	Morgan Stanley	KRW	930,000	800,000	814,116	14,116
Expiring 11/12/10	Morgan Stanley	KRW	929,144	800,000	813,367	13,367
Expiring 11/12/10	Morgan Stanley	KRW	270,022	239,000	236,376	(2,624)
Expiring 11/12/10	Royal Bank of Scotland	KRW	929,200	800,000	813,416	13,416
Expiring 01/19/11	Morgan Stanley	KRW	3,548,260	3,100,000	3,097,195	(2,805)
Expiring 01/19/11	Morgan Stanley	KRW	3,303,390	2,900,000	2,883,453	(16,547)
Expiring 01/19/11	Morgan Stanley	KRW	2,877,750	2,500,000	2,511,922	11,922

Expiring 01/19/11	Morgan Stanley	KRW	1,728,120	1,500,000	1,508,436	8,436
Expiring 01/19/11	Morgan Stanley	KRW	1,496,430	1,300,000	1,306,199	6,199
Expiring 01/19/11	Morgan Stanley	KRW	1,381,920	1,200,000	1,206,246	6,246
Turkish Lira,
Expiring 01/27/11	Barclays Capital Group	TRY	2,121	1,400,000	1,436,261	36,261
Expiring 01/27/11	Citigroup Global Markets	TRY	2,293	1,500,000	1,552,764	52,764
Expiring 01/27/11	Citigroup Global Markets	TRY	2,121	1,400,000	1,436,166	36,166
Expiring 01/27/11	Credit Suisse First Boston Corp.	TRY	905	600,000	613,102	13,102
Expiring 01/27/11	Hong Kong & Shanghai Bank	TRY	1,946	1,300,000	1,317,694	17,694
Expiring 01/27/11	Hong Kong & Shanghai Bank	TRY	1,918	1,300,000	1,298,813	(1,187)
Expiring 01/27/11	Hong Kong & Shanghai Bank	TRY	1,662	1,100,000	1,125,586	25,586
Expiring 01/27/11	Hong Kong & Shanghai Bank	TRY	1,207	800,000	817,145	17,145
Expiring 01/27/11	JPMorgan Chase	TRY	2,141	1,400,000	1,449,627	49,627
Expiring 01/27/11	JPMorgan Chase	TRY	1,944	1,300,000	1,316,594	16,594
Expiring 01/27/11	JPMorgan Chase	TRY	1,918	1,300,000	1,298,901	(1,099)
Expiring 01/27/11	JPMorgan Chase	TRY	1,815	1,200,000	1,228,968	28,968
Expiring 01/27/11	JPMorgan Chase	TRY	1,814	1,200,000	1,227,993	27,993

				$537,624,785	$551,733,009	$14,108,224

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Sale Contracts	Counterparty	(000)		Date Receivable	Value	(Depreciation)(1)
Australian Dollar,
Expiring 10/05/10	Citigroup Global Markets	AUD	2,517	$2,425,379	$2,434,190	$(8,811)
Expiring 10/29/10	Deutsche Bank	AUD	109	102,471	104,974	(2,503)
British Pound,
Expiring 10/05/10	Citigroup Global Markets	GBP	8,600	13,478,781	13,515,760	(36,979)
Expiring 12/20/10	UBS Securities	GBP	33,102	51,566,796	51,969,967	(403,171)
Canadian Dollar,
Expiring 10/05/10	Citigroup Global Markets	CAD	1,858	1,800,515	1,805,239	(4,724)
Expiring 11/18/10	Credit Suisse First Boston Corp.	CAD	5,587	5,306,579	5,423,953	(117,374)
Expiring 11/18/10	Morgan Stanley	CAD	4,784	4,545,886	4,644,387	(98,501)
Expiring 11/18/10	Royal Bank of Scotland	CAD	17,524	17,117,795	17,012,593	105,202
Euro,
Expiring 10/26/10	Barclays Capital Group	EUR	133,230	170,800,860	181,591,974	(10,791,114)
Expiring 11/23/10	Barclays Capital Group	EUR	2,884	3,715,097	3,929,926	(214,829)
Expiring 11/23/10	Barclays Capital Group	EUR	845	1,088,508	1,151,452	(62,944)
Expiring 11/23/10	Credit Suisse First Boston Corp.	EUR	799	1,084,225	1,088,769	(4,544)
Expiring 11/23/10	Royal Bank of Scotland	EUR	9,808	12,503,240	13,365,020	(861,780)
Expiring 11/23/10	UBS Securities	EUR	18,308	24,665,820	24,947,674	(281,854)
Indonesia Rupiah,
Expiring 10/07/10	Barclays Capital Group	IDR	22,504,795	2,518,724	2,518,517	207
Expiring 10/07/10	Citigroup Global Markets	IDR	23,073,300	2,571,701	2,582,139	(10,438)
Expiring 10/07/10	Hong Kong & Shanghai Bank	IDR	23,738,300	2,650,547	2,656,559	(6,012)
Expiring 10/07/10	Hong Kong & Shanghai Bank	IDR	5,588,000	623,452	625,354	(1,902)
Japanese Yen,
Expiring 11/01/10	Morgan Stanley	JPY	8,740,172	103,851,853	104,727,716	(875,863)
Malaysian Ringgit,
Expiring 10/12/10	Barclays Capital Group	MYR	4,950	1,601,683	1,602,160	(477)
South Korean Won,
Expiring 11/12/10	Citigroup Global Markets	KRW	10,168,800	8,224,922	8,901,702	(676,780)

Expiring 11/12/10	JPMorgan Chase	KRW	4,115,986	3,329,278	3,603,108	(273,830)

				$435,574,112	$450,203,133	$(14,629,021)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2010

Interest rate swap agreements outstanding at September 30, 2010:

		Notional					Upfront	Unrealized
	Termination	Amount#				Fair	Premiums	Appreciation
Counterparty	Date	(000)		Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation)(2)
Deutsche Bank AG(1)	06/15/11	AUD	106,200	4.50%	3 month Australian Bank Bill rate	$(435,948)	$(274,320)	$(161,628)
UBS AG(1)	09/15/12	AUD	53,300	6.00%	6 month Australian Bank Bill rate	785,273	—	785,273
Barclays Bank PLC(1)	01/02/12	BRL	8,000	10.84%	Brazilian interbank lending rate	54,118	9,871	44,247
Barclays Bank PLC(1)	01/02/12	BRL	2,400	10.60%	Brazilian interbank lending rate	8,601	—	8,601
Barclays Bank PLC(1)	01/02/14	BRL	12,500	11.99%	Brazilian interbank lending rate	77,071	52,492	24,579
Barclays Bank PLC(1)	01/02/13	BRL	125,800	11.91%	Brazilian interbank lending rate	681,919	93,508	588,411
Credit Suisse International(1)	01/02/12	BRL	2,300	11.76%	Brazilian interbank lending rate	22,351	9,163	13,188
Credit Suisse International(1)	01/02/13	BRL	309,200	12.48%	Brazilian interbank lending rate	2,823,312	218,390	2,604,922
HSBC Bank USA, N.A.(1)	01/02/12	BRL	1,200	14.77%	Brazilian interbank lending rate	69,881	3,820	66,061
HSBC Bank USA, N.A.(1)	01/02/13	BRL	40,600	11.88%	Brazilian interbank lending rate	186,644	(26,846)	213,490
HSBC Bank USA, N.A.(1)	01/02/12	BRL	2,200	10.61%	Brazilian interbank lending rate	8,169	—	8,169
HSBC Bank USA, N.A.(1)	01/02/12	BRL	20,500	11.14%	Brazilian interbank lending rate	214,742	68,344	146,398
HSBC Bank USA, N.A.(1)	01/02/12	BRL	24,400	11.36%	Brazilian interbank lending rate	225,776	77,413	148,363
HSBC Bank USA, N.A.(1)	01/02/13	BRL	35,600	12.30%	Brazilian interbank lending rate	405,714	101,861	303,853
HSBC Bank USA, N.A.(1)	01/02/14	BRL	93,700	12.54%	Brazilian interbank lending rate	1,425,418	103,238	1,322,180
HSBC Bank USA, N.A.(1)	01/02/13	BRL	235,700	11.89%	Brazilian interbank lending rate	1,425,006	100,375	1,324,631
Merrill Lynch & Co.(1)	01/02/12	BRL	20,800	11.98%	Brazilian interbank lending rate	421,967	—	421,967
Merrill Lynch & Co.(1)	01/02/12	BRL	26,900	12.54%	Brazilian interbank lending rate	787,453	(60,983)	848,436
Merrill Lynch & Co.(1)	01/02/12	BRL	4,200	14.77%	Brazilian interbank lending rate	244,584	8,262	236,322
Morgan Stanley Capital Services, Inc.(1)	01/02/14	BRL	60,900	12.51%	Brazilian interbank lending rate	901,235	41,692	859,543
Morgan Stanley Capital Services, Inc.(1)	01/02/13	BRL	13,600	11.98%	Brazilian interbank lending rate	94,276	18,504	75,772
Morgan Stanley Capital Services, Inc.(1)	01/02/13	BRL	35,900	12.59%	Brazilian interbank lending rate	371,298	122,357	248,941
Morgan Stanley Capital Services, Inc.(1)	01/02/14	BRL	12,800	11.89%	Brazilian interbank lending rate	28,186	(2,141)	30,327
Royal Bank of Scotland PLC(1)	01/02/13	BRL	12,500	11.95%	Brazilian interbank lending rate	24,894	12,732	12,162
Royal Bank of Scotland PLC(1)	01/02/13	BRL	125,000	12.61%	Brazilian interbank lending rate	1,410,826	(5,437)	1,416,263
UBS AG(1)	01/02/12	BRL	24,000	10.58%	Brazilian interbank lending rate	(198,732)	(103,406)	(95,326)
UBS AG(1)	01/02/12	BRL	26,200	12.54%	Brazilian interbank lending rate	766,962	(4,677)	771,639
UBS AG(1)	01/02/12	BRL	31,700	11.42%	Brazilian interbank lending rate	148,433	—	148,433
UBS AG(1)	01/02/14	BRL	27,500	12.25%	Brazilian interbank lending rate	299,071	64,264	234,807
UBS AG(1)	01/02/13	BRL	12,000	12.07%	Brazilian interbank lending rate	99,732	23,664	76,068
Barclays Bank PLC(1)	09/15/15	EUR	53,800	2.00%	6 month EURIBOR	148,600	(453,843)	602,443
Credit Suisse International(1)	09/15/15	EUR	11,700	2.00%	6 month EURIBOR	32,127	(97,958)	130,085
Barclays Bank PLC(1)	10/15/10	EUR	5,300	2.10%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	242,752	470	242,282
BNP Paribas(1)	10/15/10	EUR	1,200	2.09%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	53,853	(7)	53,860
UBS AG(1)	10/15/10	EUR	1,200	2.15%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	58,783	—	58,783
HSBC Bank USA, N.A.(1)	01/28/15	MXN	113,300	7.33%	28 day Mexican interbank rate	564,465	43,096	521,369

						$14,478,812	$143,898	$14,334,914

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2010:

		Notional				Upfront	Unrealized
	Termination	Amount#			Fair	Premiums	Appreciation
Counterparty	Date	(000)(3)	Fixed Rate	Reference Entity/Obligation	Value(2)	Paid (Received)	(Depreciation)(5)
Credit default swaps on credit indices — Sell Protection(1)
Barclays Bank PLC	12/20/12	$38,291	0.76%	Dow Jones CDX IG 9 5Y Index	$517,235	$—	$517,235
Barclays Bank PLC	06/20/15	500	5.00%	Dow Jones CDX EM13 Index	61,884	55,984	5,900
Barclays Bank PLC	06/20/15	31,100	5.00%	Dow Jones CDX EM13 Index	3,845,362	3,601,114	244,248
Barclays Bank PLC	12/20/15	9,100	5.00%	Dow Jones CDX EM14 Index	1,209,925	1,139,436	70,489
Citigroup, Inc.	06/20/12	4,044	0.40%	Dow Jones CDX HY-8 Index	(5,348)	—	(5,348)
Citigroup, Inc.	06/20/12	4,815	0.36%	Dow Jones CDX HY-8 Index	(9,833)	—	(9,833)
Citigroup, Inc.	06/20/12	15,022	0.36%	Dow Jones CDX HY-8 Index	(32,000)	—	(32,000)
Citigroup, Inc.	12/20/15	3,700	5.00%	Dow Jones CDX HY-15 Index	(91,762)	(118,903)	27,141
Citigroup, Inc.	12/20/15	13,700	5.00%	Dow Jones CDX HY-15 Index	(335,435)	(395,417)	59,982
Citigroup, Inc.	12/20/15	44,200	1.00%	Dow Jones CDX IG 15 5Y Index	(131,229)	(184,465)	53,236
Credit Suisse International	06/20/15	1,000	5.00%	Dow Jones CDX EM13 Index	123,784	124,525	(741)
Credit Suisse International	06/20/15	7,900	5.00%	Dow Jones CDX EM13 Index	977,893	871,694	106,199
Credit Suisse International	12/20/15	118,700	1.00%	Dow Jones CDX IG 15 5Y Index	(339,230)	(465,201)	125,971
Deutsche Bank AG	12/20/12	25,463	0.71%	Dow Jones CDX IG 9 5Y Index	313,943	—	313,943
Deutsche Bank AG	12/20/14	4,000	5.00%	Dow Jones CDX EM12 Index	440,255	334,394	105,861
Deutsche Bank AG	12/20/15	33,500	1.00%	Dow Jones CDX IG 15 5Y Index	(93,110)	(117,128)	24,018
Deutsche Bank AG	06/20/13	5,208	0.53%	Dow Jones CDX IG 10 5Y Index	53,219	—	53,219
Deutsche Bank AG	06/20/15	22,400	5.00%	Dow Jones CDX EM13 Index	2,772,761	2,574,515	198,246
Deutsche Bank AG	12/20/15	9,300	5.00%	Dow Jones CDX EM14 Index	1,236,517	1,201,563	34,954
HSBC Bank USA, N.A.	06/20/15	29,800	5.00%	Dow Jones CDX EM13 Index	3,688,763	3,401,263	287,500
HSBC Bank USA, N.A.	12/20/15	3,700	5.00%	Dow Jones CDX EM14 Index	492,462	481,570	10,892
Morgan Stanley Capital Services, Inc.	06/20/15	15,200	5.00%	Dow Jones CDX EM13 Index	1,914,517	1,738,902	175,615
Morgan Stanley Capital Services, Inc.	12/20/15	6,700	5.00%	Dow Jones CDX EM14 Index	891,754	868,683	23,071

					$17,502,327	$15,112,529	$2,389,798

		Notional			Implied Credit		Upfront	Unrealized
	Termination	Amount#			Spread at	Fair	Premiums	Appreciation
Counterparty	Date	(000)(3)	Fixed Rate	Reference Entity/Obligation	September 30, 2010(4)	Value	Paid (Received)	(Depreciation)(5)
Credit default swaps on Corporate and/or Sovereign Issues — Sell Protection (1)
Barclays Bank PLC	12/20/10	$400	0.94%	General Electric Capital Corp., 6.00%, due 06/15/12	1.050%	$(86)	$—	$(86)
Barclays Bank PLC	03/20/11	1,400	1.00%	Citigroup, Inc., 6.50%, due 01/18/11	1.005%	897	(3,510)	4,407
Barclays Bank PLC	06/20/15	1,200	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.104%	(5,088)	(15,823)	10,735
Barclays Bank PLC	06/20/15	1,800	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.104%	(7,636)	(15,725)	8,089
Barclays Bank PLC	06/20/15	6,500	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.104%	(27,555)	(65,296)	37,741
Barclays Bank PLC	09/20/15	15,000	1.00%	United Mexican States, 7.50%, due 04/08/33	1.200%	(124,119)	(113,984)	(10,135)
Barclays Bank PLC	09/20/15	18,000	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.125%	(104,364)	(139,526)	35,162
Citigroup, Inc.	12/20/10	500	1.12%	General Electric Capital Corp., 6.00%, due 06/15/12	1.050%	138	—	138
Citigroup, Inc.	12/20/13	2,700	4.80%	General Electric Capital Corp., 5.875%, due 09/15/17	1.619%	265,272	—	265,272
Citigroup, Inc.	06/20/15	3,100	1.00%	People’s Republic of China, 4.75%, due 10/29/13	0.634%	52,645	46,263	6,382
Citigroup, Inc.	06/20/11	1,000	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.061%	29,417	(16,867)	46,284
Citigroup, Inc.	06/20/11	1,400	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.050%	(286)	—	(286)
Citigroup, Inc.	06/20/11	2,000	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.061%	58,835	(32,097)	90,932
Citigroup, Inc.	06/20/11	2,700	1.00%	Metlife, Inc., 5.00%, due 06/15/15	0.985%	(951)	(28,997)	28,046
Citigroup, Inc.	06/20/15	1,700	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.104%	(7,260)	(44,375)	37,115
Citigroup, Inc.	09/20/15	1,200	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.125%	(6,994)	(18,546)	11,552
Citigroup, Inc.	09/20/15	1,900	1.00%	United Mexican States, 7.50%, due 04/08/33	1.200%	(15,774)	(28,521)	12,747
Credit Suisse International	06/20/15	8,100	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.104%	(34,563)	(192,857)	158,294
Credit Suisse International	09/20/15	7,900	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.125%	(46,024)	(95,579)	49,555
Deutsche Bank AG	03/20/13	4,200	0.85%	Berkshire Hathaway, 4.625%, due 10/15/13	1.149%	(39,523)	—	(39,523)
Deutsche Bank AG	03/20/13	10,000	2.07%	Metlife, Inc., 5.00%, due 06/15/15	1.609%	109,432	—	109,432
Deutsche Bank AG	12/20/14	2,700	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.569%	49,028	21,498	27,530
Deutsche Bank AG	06/20/15	4,400	1.00%	France (Gov’t of), 4.25%, due 04/25/19	0.758%	(93,323)	(63,463)	(29,860)
Deutsche Bank AG	06/20/15	15,800	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.619%	286,795	165,465	121,330
Deutsche Bank AG	09/20/15	1,300	1.00%	Republic of Indonesia, 6.75%, due 03/10/14	1.366%	(22,475)	(29,704)	7,229
Deutsche Bank AG	12/20/10	600	0.95%	General Electric Capital Corp., 6.00%, due 06/15/12	1.050%	(107)	—	(107)
Deutsche Bank AG	12/20/10	4,500	0.95%	Japan Gov’t. Series 55, 2.00%, due 03/21/22	0.496%	100,183	45,790	54,393
HSBC Bank USA, N.A.	06/20/15	4,300	1.00%	France (Gov’t of), 4.25%, due 04/25/19	0.758%	(91,202)	(64,306)	(26,896)
HSBC Bank USA, N.A.	06/20/15	13,400	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.104%	(56,807)	(134,610)	77,803
HSBC Bank USA, N.A.	09/20/15	16,400	1.00%	United Mexican States, 7.50%, due 04/08/33	1.200%	(135,704)	(124,623)	(11,081)
HSBC Bank USA, N.A.	09/20/15	20,300	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.125%	(117,699)	(163,563)	45,864
JPMorgan Chase Bank	03/20/16	100	0.92%	United Mexican States, 7.50%, due 04/08/33	1.234%	(1,560)	—	(1,560)
Morgan Stanley Capital Services, Inc.	09/20/11	800	1.00%	General Electric Capital Corp., 6.00%, due 06/15/12	1.179%	2,424	—	2,424
Morgan Stanley Capital Services, Inc.	09/20/11	3,400	1.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.179%	(5,720)	(27,667)	21,947
Morgan Stanley Capital Services, Inc.	12/20/14	800	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.569%	14,527	5,005	9,522
Morgan Stanley Capital Services, Inc.	06/20/15	1,800	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.104%	(7,636)	(15,919)	8,283
Morgan Stanley Capital Services, Inc.	06/20/15	15,700	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.619%	284,980	164,418	120,562
Royal Bank of Scotland PLC	06/20/15	9,300	1.00%	People’s Republic of China, 4.75%, due 10/29/13	0.634%	157,935	142,960	14,975
Royal Bank of Scotland PLC	09/20/15	6,200	1.00%	United Mexican States, 7.50%, due 04/08/33	1.200%	(51,475)	(69,313)	17,838
UBS AG	03/20/11	5,600	1.00%	Citigroup, Inc., 6.50%, due 01/18/11	1.005%	3,584	(13,258)	16,842
UBS AG	09/20/11	2,000	1.00%	Morgan Stanley, 6.60%, due 04/01/12	1.080%	(1,633)	(7,890)	6,257
UBS AG	03/20/15	3,500	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	1.507%	(78,362)	(55,575)	(22,787)
UBS AG	09/20/15	700	1.00%	United Mexican States, 7.50%, due 04/08/33	1.200%	(5,812)	(9,860)	4,048
UBS AG	09/20/15	900	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.125%	(5,244)	(8,496)	3,252
UBS AG	09/20/15	5,000	0.25%	France (Gov’t of), 4.25%, due 04/25/19	0.787%	(126,384)	(130,519)	4,135

						$194,726	$(1,139,070)	$1,333,796

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2010.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$4	$—	$—
Preferred Stocks	9,992,256	—	—
Asset-Backed Securities	—	93,261,209	—
Bank Loans	—	12,884,373	—
Commerical Mortgage-Backed Securities	—	88,475,078	—
Convertible Bond	—	43,260,750	—
Corporate Bonds	—	2,451,704,599	240,611
Foreign Government Bonds	—	123,794,515	—
Municipal Bonds	—	274,843,154	—
Residential Mortgage-Backed Securities	—	395,388,526	25,822,860
U.S. Government Mortgage-Backed Obligations	—	2,696,527,265	—
U.S. Government Agency Obligations	—	570,852,223	—
U.S. Treasury Obligations	—	2,967,428,646	—
Repurchase Agreements	—	1,337,900,000	—
Affiliated Money Market Mutual Fund	163,460,563	—	—
Written Options	(1,897,615)	(17,688,116)	(1,042,846)
Short Sales — U.S. Treasury Obligation	—	(3,630,977)	—
Other Financial Instuments*
Futures	15,661,591	—	—
Foreign Forward Currency Contracts	—	(520,797)	—
Interest Rate Swaps	—	14,334,914	—
Credit Default Swaps	—	3,723,594	—

Total	$187,216,799	$11,052,538,956	$25,020,625

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.4%

AFFILIATED MUTUAL FUNDS
AST Federated Aggressive Growth Portfolio	2,779,761	$22,905,235
AST Goldman Sachs Concentrated Growth Portfolio	6,415,804	161,036,686
AST Goldman Sachs Mid-Cap Growth Portfolio*	4,100,147	20,336,730
AST High Yield Portfolio	27,122,169	195,550,840
AST International Growth Portfolio	14,667,198	157,232,367
AST International Value Portfolio	10,385,142	152,973,138
AST Jennison Large-Cap Growth Portfolio	8,842,308	96,204,314
AST Jennison Large-Cap Value Portfolio	7,567,642	81,503,503
AST Large-Cap Value Portfolio	26,792,737	323,656,258
AST Marsico Capital Growth Portfolio	7,560,114	128,899,938
AST MFS Growth Portfolio	18,346,968	160,169,032
AST Mid-Cap Value Portfolio	1,583,009	16,684,913
AST Money Market Portfolio	79,873,576	79,873,576
AST Neuberger Berman Mid-Cap Growth Portfolio*	1,104,759	20,802,609
AST Parametric Emerging Markets Equity Portfolio	6,258,190	58,201,170
AST PIMCO Total Return Bond Portfolio	158,500,928	1,952,731,428
AST Small-Cap Growth Portfolio	1,263,519	21,631,449
AST Small-Cap Value Portfolio	3,574,870	42,004,723
AST T. Rowe Price Global Bond Portfolio	855,812	9,559,423
AST T. Rowe Price Large-Cap Growth Portfolio*	8,826,613	97,357,538
AST T. Rowe Price Natural Resources Portfolio	1,895,035	35,891,964
AST Value Portfolio	16,419,056	127,083,491
AST Western Asset Core Plus Bond Portfolio	78,185,967	829,553,105

TOTAL LONG-TERM INVESTMENTS(w) (cost $4,415,711,448)		4,791,843,430

SHORT-TERM INVESTMENTS — 3.7%

AFFILIATED MONEY MARKET MUTUAL FUND — 3.5%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(w) (cost $173,036,769)	173,036,769	173,036,769

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.2%

U.S. Treasury Bills
0.126%	12/16/10	$100	99,972
0.141%	12/16/10	250	249,931
0.142%	12/16/10	300	299,918
0.15%	12/16/10	7,400	7,397,972
0.172%	12/16/10	100	99,973
0.18%	12/16/10	400	399,890
0.21%	12/16/10	100	99,973
0.222%	12/16/10	200	199,945
0.228%	12/16/10	100	99,973
0.234%	12/16/10	150	149,959

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,097,018)			9,097,506

TOTAL SHORT-TERM INVESTMENTS (cost $182,133,787)			182,134,275

TOTAL INVESTMENTS — 100.1% (cost $4,597,845,235)			4,973,977,705

Liabilities in excess of other assets(x) — (0.1)%			(4,121,227)

NET ASSETS — 100.0%			$4,969,856,478

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Liabilities in excess of other assets includes net unrealized appreciation on futures contracts as follows:

Futures contracts open at September 30, 2010:

			Value at	Value at
Number of		Expiration	Trade	September	Unrealized
Contracts	Type	Date	Date	30, 2010	Appreciation(1)
Long Positions:
899	10 Year U.S. Treasury Notes	Dec. 2010	$112,524,048	$113,316,141	$792,093
116	CAC40 10 Euro	Oct. 2010	5,845,815	5,866,892	21,077
27	DAX Index	Dec. 2010	5,727,730	5,742,938	15,208
40	FTSE 100 Index	Dec. 2010	3,434,493	3,474,505	40,012
105	Russell 2000 Mini	Dec. 2010	6,642,725	7,082,250	439,525
249	S&P 500	Dec. 2010	68,166,000	70,759,575	2,593,575

46	Topix Index	Dec. 2010	4,495,029	4,554,265	59,236

					$3,960,726

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure of $792,093 and equity contracts risk exposure of $3,168,633 as of September 30, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Affiliated Mutual Funds	$4,964,880,199	$—	$—
U.S. Treasury Obligations	—	9,097,506	—
Other Financial Instuments*
Futures	3,960,726	—	—

Total	$4,968,840,925	$9,097,506	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 126.0%

COMMON STOCKS

Aerospace & Defense — 3.6%
Alliant Techsystems, Inc.*	6,700	$505,180
BE Aerospace, Inc.*	4,800	145,488
General Dynamics Corp.	24,100	1,513,721
Honeywell International, Inc.	15,300	672,282
ITT Corp.	20,100	941,283
L-3 Communications Holdings, Inc.	15,600	1,127,412
Lockheed Martin Corp.	14,400	1,026,432
Northrop Grumman Corp.	30,200	1,831,026
Raytheon Co.	34,220	1,564,196
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	7,700	153,461
United Technologies Corp.	17,400	1,239,402

		10,719,883

Air Freight & Logistics — 0.6%
FedEx Corp.	5,300	453,150
United Parcel Service, Inc. (Class B Stock)	18,900	1,260,441

		1,713,591

Auto Components — 1.1%
Federal Mogul Corp.*	10,400	196,664
Gentex Corp.	14,000	273,140
Johnson Controls, Inc.	33,000	1,006,500
TRW Automotive Holdings Corp.*	43,600	1,812,016

		3,288,320

Automobiles — 0.5%
Ford Motor Co.*	46,900	574,056
Thor Industries, Inc.	26,500	885,100
Winnebago Industries, Inc.*	9,400	97,948

		1,557,104

Beverages — 2.2%
Coca-Cola Co. (The)	55,700	3,259,564
Constellation Brands, Inc. (Class A Stock)*	14,500	256,505
Molson Coors Brewing Co. (Class B Stock)	31,700	1,496,874
PepsiCo, Inc.	24,100	1,601,204

		6,614,147

Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc.*	9,700	624,292
Amgen, Inc.*	37,500	2,066,625
Biogen Idec, Inc.*	25,400	1,425,448
Celgene Corp.*	36,400	2,097,004
Cephalon, Inc.*	4,300	268,492
Gilead Sciences, Inc.*	5,300	188,733
Medicines Co. (The)*	7,800	110,760
Myriad Genetics, Inc.*	21,400	351,174

		7,132,528

Building Products — 0.9%
A.O. Smith Corp.	3,300	191,037
Armstrong World Industries, Inc.*	3,500	145,285
Griffon Corp.*	14,200	173,098
Lennox International, Inc.	22,000	917,180
Owens Corning*	46,900	1,202,047

		2,628,647

Capital Markets — 2.4%
Ameriprise Financial, Inc.	13,700	648,421
Bank of New York Mellon Corp. (The)	15,900	415,467
Cowen Group, Inc. (Class A Stock)*	5,600	18,424
E*Trade Financial Corp.*	96,500	1,403,110
Franklin Resources, Inc.	1,200	128,280
GFI Group, Inc.	68,500	317,840
Goldman Sachs Group, Inc. (The)	15,400	2,226,532
MF Global Holdings Ltd. (Bermuda)*	41,400	298,080
Morgan Stanley	34,100	841,588
Oppenheimer Holdings, Inc.	6,700	187,265
Solar Capital Ltd.	3,600	77,220
State Street Corp.	9,300	350,238
TICC Capital Corp.	7,900	81,765

		6,994,230

Chemicals — 3.6%
A. Schulman, Inc.	4,200	84,630
Albemarle Corp.	12,200	571,082
Ashland, Inc.	28,100	1,370,437
Cabot Corp.	27,700	902,189
Celanese Corp. (Class A Stock)	47,200	1,515,120
Cytec Industries, Inc.	13,400	755,492
E.I. du Pont de Nemours & Co.	6,900	307,878
Ecolab, Inc.	14,400	730,656
H.B. Fuller Co.	7,400	147,038
International Flavors & Fragrances, Inc.	4,700	228,044
Lubrizol Corp. (The)	15,700	1,663,729
Minerals Technologies, Inc.	1,500	88,380
Nalco Holding Co.	44,900	1,131,929
Omnova Solutions, Inc.*	15,400	110,726
PolyOne Corp.*	28,300	342,147
Solutia, Inc.*	20,500	328,410
Spartech Corp.*	28,400	233,164
Zep, Inc.	10,500	183,120

		10,694,171

Commercial Banks — 2.9%
CapitalSource, Inc.	13,500	72,090
Cardinal Financial Corp.	10,600	101,866
CIT Group, Inc.*	1,600	65,312
First Citizens BancShares, Inc. (Class A Stock)	600	111,162
First Community Bancshares, Inc.	6,300	81,270
Fulton Financial Corp.	86,100	780,066
KeyCorp	8,200	65,272
MainSource Financial Group, Inc.	5,300	40,492
Marshall & Ilsley Corp.	4,100	28,864
PNC Financial Services Group, Inc.	39,000	2,024,490
Regions Financial Corp.	36,000	261,720
U.S. Bancorp	62,760	1,356,871
Wells Fargo & Co.	141,801	3,563,459

		8,552,934

Commercial Services & Supplies — 0.9%
Avery Dennison Corp.	10,000	371,200
Copart, Inc.*	25,800	850,626
Deluxe Corp.	9,100	174,083
Ennis, Inc.	7,500	134,175
M&F Worldwide Corp.*	4,300	104,705
Republic Services, Inc.	18,300	557,967
RR Donnelley & Sons Co.	25,300	429,088

		2,621,844

Communications Equipment — 3.4%
Arris Group, Inc.*	15,200	148,504
Cisco Systems, Inc.*	109,900	2,406,810
EchoStar Corp. (Class A Stock)*	25,000	477,000
F5 Networks, Inc.*	22,300	2,314,963
Harris Corp.	18,000	797,220
Juniper Networks, Inc.*	47,400	1,438,590
Plantronics, Inc.	14,200	479,676
QUALCOMM, Inc.	27,700	1,249,824
Riverbed Technology, Inc.*	12,600	574,308

		9,886,895

Computer Hardware
Electronics for Imaging, Inc.*	2,800	33,936

Computers
IHS, Inc. (Class A Stock)*	1,200	81,600

Computers & Peripherals — 4.1%
Apple, Inc.*	19,500	5,533,125
Dell, Inc.*	8,700	112,752
EMC Corp.*	42,000	853,020
Hewlett-Packard Co.	70,860	2,981,080
Isilon Systems, Inc.*	6,700	149,276
Lexmark International, Inc. (Class A Stock)*	4,800	214,176
NetApp, Inc.*	4,900	243,971
QLogic Corp.*	4,900	86,436
SanDisk Corp.*	15,800	579,070
Seagate Technology (Ireland)*	13,400	157,852
Western Digital Corp.*	40,400	1,146,956

		12,057,714

Construction & Engineering
URS Corp.*	2,300	87,354

Consumer Finance — 0.6%
American Express Co.	16,200	680,886
Capital One Financial Corp.	21,700	858,235
Nelnet, Inc. (Class A Stock)	8,900	203,632
SLM Corp.*	12,400	143,220

		1,885,973

Containers & Packaging — 0.4%
Boise, Inc.*	55,700	361,493
Graham Packaging Co., Inc.*	3,200	37,824
Rock-Tenn Co. (Class A Stock)	1,700	84,677
Temple-Inland, Inc.	42,900	800,514

		1,284,508

Distributors — 0.4%
Genuine Parts Co.	12,400	552,916
LKQ Corp.*	35,300	734,240

		1,287,156

Diversified Consumer Services — 1.0%
Career Education Corp.*	28,100	603,307
DeVry, Inc.	31,100	1,530,431
Education Management Corp.*	7,300	107,164
H&R Block, Inc.	18,300	236,985
ITT Educational Services, Inc.*	900	63,243
Lincoln Educational Services Corp.*	12,800	184,448
Universal Technical Institute, Inc.	10,900	213,095

		2,938,673

Diversified Financial Services — 3.5%
Bank of America Corp.	299,346	3,924,426
Citigroup, Inc.*	519,600	2,026,440
Compass Diversified Holdings	20,900	337,744
JPMorgan Chase & Co.	103,876	3,954,559
NASDAQ OMX Group, Inc. (The)*	3,300	64,119
NewStar Financial, Inc.*	4,500	33,345
NYSE Euronext, Inc.	2,800	79,996

		10,420,629

Diversified Telecommunication Services — 2.9%
AT&T, Inc.	171,900	4,916,340
Atlantic Tele-Network, Inc.	600	29,544
Verizon Communications, Inc.	112,200	3,656,598

		8,602,482

Electric Utilities — 1.8%
DPL, Inc.	30,600	799,578
Duke Energy Corp.	35,600	630,476
Edison International	35,000	1,203,650
Entergy Corp.	8,800	673,464
Exelon Corp.	19,400	826,052
Nextera Energy, Inc.	10,100	549,339
NV Energy, Inc.	13,000	170,950
Portland General Electric Co.	15,900	322,452

		5,175,961

Electrical Equipment — 1.4%
AMETEK, Inc.	5,400	257,958
Cooper Industries PLC (Ireland)	8,900	435,477
Emerson Electric Co.	6,600	347,556
EnerSys*	1,800	44,946
Hubbell, Inc. (Class B Stock)	11,500	583,625
Polypore International, Inc.*	6,200	186,992
Regal-Beloit Corp.	1,200	70,428
Rockwell Automation, Inc.	27,900	1,722,267
Roper Industries, Inc.	1,000	65,180
Thomas & Betts Corp.*	9,100	373,282

		4,087,711

Electronic Equipment & Instruments — 1.8%
Arrow Electronics, Inc.*	3,700	98,901
Avnet, Inc.*	31,600	853,516
AVX Corp.	13,700	189,334
Brightpoint, Inc.*	25,400	177,546
Corning, Inc.	56,600	1,034,648
Dolby Laboratories, Inc. (Class A Stock)*	5,300	301,093
Ingram Micro, Inc. (Class A Stock)*	61,800	1,041,948
Itron, Inc.*	3,200	195,936
Jabil Circuit, Inc.	84,500	1,217,645
Power-One, Inc.*	3,300	29,997
Vishay Intertechnology, Inc.*	25,500	246,840

		5,387,404

Energy Equipment & Services — 3.1%
Atwood Oceanics, Inc.*	26,400	803,880
Complete Production Services, Inc.*	11,500	235,175
Dresser-Rand Group, Inc.*	42,300	1,560,447

Halliburton Co.	58,600	1,937,902
Helmerich & Payne, Inc.	15,300	619,038
National Oilwell Varco, Inc.	15,300	680,391
Oil States International, Inc.*	17,000	791,350
RPC, Inc.	19,000	402,040
Schlumberger Ltd. (Netherlands)	25,700	1,583,377
Unit Corp.*	16,700	622,743

		9,236,343

Finance
International Assets Holding Corp*	1,800	32,580

Financial Services — 0.1%
BOK Financial Corp.	5,700	257,241

Food & Staples Retailing — 2.2%
Andersons, Inc. (The)	4,400	166,760
CVS Caremark Corp.	39,500	1,243,065
Kroger Co. (The)	39,100	846,906
Susser Holdings Corp.*	7,100	99,400
Wal-Mart Stores, Inc.	79,400	4,249,488

		6,605,619

Food Products — 1.9%
ConAgra Foods, Inc.	27,500	603,350
Corn Products International, Inc.	32,400	1,215,000
Dean Foods Co.*	101,200	1,033,252
Del Monte Foods Co.	53,500	701,385
Kellogg Co.	2,900	146,479
Sanderson Farms, Inc.	8,000	346,320
Smart Balance, Inc.*	43,900	170,332
Smithfield Foods, Inc.*	6,100	102,663
Tyson Foods, Inc. (Class A Stock)	84,800	1,358,496

		5,677,277

Gas Utilities — 0.9%
AGL Resources, Inc.	19,200	736,512
Atmos Energy Corp.	1,200	35,100
Energen Corp.	26,600	1,216,152
ONEOK, Inc.	11,800	531,472

		2,519,236

Healthcare Equipment & Supplies — 2.8%
Baxter International, Inc.	2,100	100,191
Becton, Dickinson and Co.	17,500	1,296,750
C.R. Bard, Inc.	3,900	317,577
CareFusion Corp.*	19,000	471,960
Covidien PLC (Ireland)	11,600	466,204
Cyberonics, Inc.*	3,800	101,384
Hill-Rom Holdings, Inc.*	5,600	200,984
IDEXX Laboratories, Inc.*	11,600	715,952
Intuitive Surgical, Inc.*	5,800	1,645,692
Invacare Corp.	3,900	103,389
Medtronic, Inc.	35,500	1,192,090
Natus Medical, Inc.*	10,200	148,614
Orthofix International NV (Netherlands)*	2,200	69,124
Sirona Dental Systems, Inc.*	15,600	562,224
St. Jude Medical, Inc.*	8,200	322,588
Stryker Corp.	4,700	235,235
Teleflex, Inc.	5,700	323,646

		8,273,604

Healthcare Providers & Services — 2.8%
Aetna, Inc.	34,100	1,077,901
Cardinal Health, Inc.	4,800	158,592
Coventry Health Care, Inc.*	33,700	725,561
Emergency Medical Services Corp. (Class A Stock)*	5,400	287,550
Health Net, Inc.*	10,000	271,900
Humana, Inc.*	8,400	422,016
Medco Health Solutions, Inc.*	33,700	1,754,422
Providence Service Corp.*	2,200	36,058
UnitedHealth Group, Inc.	66,400	2,331,304
WellPoint, Inc.*	18,600	1,053,504

		8,118,808

Healthcare Technology — 0.6%
Allscripts Healthcare Solutions, Inc.*	46,500	858,855
SXC Health Solutions Corp.*	20,200	736,694

		1,595,549

Hotels, Restaurants & Leisure — 2.5%
BJ’s Restaurants, Inc.*	13,600	382,976
Brinker International, Inc.	18,300	345,138
CEC Entertainment, Inc.*	16,000	549,280
Chipotle Mexican Grill, Inc.*	8,400	1,444,800
Darden Restaurants, Inc.	6,700	286,626
International Speedway Corp. (Class A Stock)	22,100	539,240
McDonald’s Corp.	13,300	990,983
Papa John’s International, Inc.*	9,300	245,334
Royal Caribbean Cruises Ltd. (Liberia)*	12,100	381,513
Ruby Tuesday, Inc.*	21,600	256,392
Ruth’s Hospitality Group, Inc.*	20,400	81,804
Starbucks Corp.	31,900	816,002
Texas Roadhouse, Inc.*	23,000	323,380
Wyndham Worldwide Corp.	23,800	653,786
Yum! Brands, Inc.	4,300	198,058

		7,495,312

Household Durables — 2.0%
American Greetings Corp. (Class A Stock)	15,200	282,568
Blyth, Inc.	3,900	160,836
Helen of Troy Ltd. (Bermuda)*	9,700	245,313
Irobot Corp*	16,000	297,120
Jarden Corp.	21,700	675,521
Kid Brands, Inc.*	13,600	116,960
Leggett & Platt, Inc.	40,600	924,056
National Presto Industries, Inc.	2,100	223,587
Tempur-Pedic International, Inc.*	43,200	1,339,200
Tupperware Brands Corp.	25,500	1,166,880
Whirlpool Corp.	5,000	404,800

		5,836,841

Household Products — 1.7%
Colgate-Palmolive Co.	11,800	906,948
Kimberly-Clark Corp.	10,600	689,530
Procter & Gamble Co. (The)*	58,400	3,502,248

		5,098,726

Industrial Conglomerates — 2.5%
3M Co.	25,200	2,185,092
General Electric Co.	270,070	4,388,638
Tyco International Ltd. (Switzerland)	22,200	815,406

		7,389,136

Insurance — 4.8%
Aflac, Inc.	3,890	201,152
Allied World Assurance Co. Holdings Ltd. (Bermuda)	9,700	548,923
Allstate Corp. (The)	27,700	873,935
American Equity Investment Life Holding Co.	16,800	172,032
American Financial Group, Inc.	15,700	480,106
American International Group, Inc.*	23,800	930,580
Aspen Insurance Holdings Ltd. (Bermuda)*	14,500	439,060
Assurant, Inc.	15,900	647,130
Berkshire Hathaway, Inc. (Class B Stock)*	43,600	3,604,848
Chubb Corp.	13,100	746,569
CNA Surety Corp.*	6,700	120,064
Erie Indemnity Co. (Class A Stock)	2,400	134,544
Everest Re Group Ltd. (Bermuda)*	18,800	1,625,636
Hartford Financial Services Group, Inc.	27,600	633,420
Lincoln National Corp.	9,300	222,456
Montpelier Re Holdings Ltd. (Bermuda)	28,000	484,960
Phoenix Cos., Inc. (The)*	14,100	29,610
Reinsurance Group of America, Inc.	5,900	284,911
Stewart Information Services Corp.	12,400	140,368
Symetra Financial Corp.	12,300	128,658
Travelers Cos., Inc. (The)	15,200	791,920
Unitrin, Inc.	5,300	129,267
Unum Group	40,100	888,215

		14,258,364

Internet & Catalog Retail — 0.5%
Liberty Media Holding Corp. — Interactive (Class A Stock)*	97,800	1,340,838
Shutterfly, Inc.*	9,500	246,905

		1,587,743

Internet Services
AboveNet, Inc.*	2,000	104,180

Internet Software & Services — 2.0%
AOL, Inc.*	56,100	1,388,475
Google, Inc. (Class A Stock)*	4,800	2,523,792
IAC/InterActiveCorp*	34,100	895,807
Infospace, Inc.*	10,600	91,796
Liquidity Services, Inc.*	4,400	70,444
Stamps.com, Inc.*	5,000	65,000
VistaPrint NV (Netherlands)*	12,100	467,665
Yahoo!, Inc.*	30,900	437,853

		5,940,832

IT Services — 3.8%
Amdocs Ltd. (Guernsey)*	16,800	481,488
Computer Sciences Corp.	25,600	1,177,600
DST Systems, Inc.	13,900	623,276
Fiserv, Inc.*	12,300	661,986
International Business Machines Corp.	23,200	3,112,048
Lender Processing Services, Inc.	25,400	844,042
MasterCard, Inc. (Class A Stock)	3,300	739,200
Teradata Corp.*	9,800	377,888
Visa, Inc. (Class A Stock)	27,200	2,019,872
Western Union Co. (The)	72,700	1,284,609

		11,322,009

Leisure Equipment & Products — 0.1%
Mattel, Inc.	9,500	222,870
Polaris Industries, Inc.	1,100	71,610

		294,480

Life Science Tools & Services — 1.8%
Bruker Corp.*	53,100	744,993
Life Technologies Corp.*	23,500	1,097,215
Mettler-Toledo International, Inc. (Switzerland)*	7,700	958,188
Thermo Fisher Scientific, Inc.*	38,800	1,857,744
Waters Corp.*	8,000	566,240

		5,224,380

Machinery — 4.3%
ArvinMeritor, Inc.*	19,100	296,814
Crane Co.	22,100	838,474
Danaher Corp.	14,800	601,028
Deere & Co.	3,700	258,186
Dover Corp.	27,400	1,430,554
Eaton Corp.	12,200	1,006,378
Gardner Denver, Inc.	8,000	429,440
IDEX Corp.	4,600	163,346
Illinois Tool Works, Inc.	23,000	1,081,460
Joy Global, Inc.	13,000	914,160
Kennametal, Inc.	31,900	986,667
Lincoln Electric Holdings, Inc.	3,800	219,716
NACCO Industries, Inc. (Class A Stock)	900	78,651
Oshkosh Corp.*	43,100	1,185,250
Parker Hannifin Corp.	20,200	1,415,212
Tennant Co.	9,400	290,460
Timken Co.	13,600	521,696
Toro Co. (The)	1,700	95,591
WABCO Holdings, Inc.*	18,500	775,890

		12,588,973

Machinery & Equipment — 0.1%
SPX Corp.	5,100	322,728

Manufacturing
AptarGroup, Inc.	1,800	82,206

Media — 3.0%
Cablevision Systems Corp. (Class A Stock)	2,800	73,332
CBS Corp. (Class B Stock)	11,150	176,839
Comcast Corp. (Class A Stock)	119,400	2,158,752
DIRECTV (Class A Stock)*	21,700	903,371
DISH Network Corp. (Class A Stock)	30,100	576,716
Gannett Co., Inc.	48,600	594,378
Harte-Hanks, Inc.	3,900	45,513
Liberty Media Corp. — Starz (Class A Stock)*	13,500	875,880
New York Times Co. (The) (Class A Stock)*	27,400	212,076
News Corp. (Class A Stock)	35,000	457,100
Time Warner, Inc.	31,000	950,150
Viacom, Inc. (Class B Stock)	34,500	1,248,555
Walt Disney Co. (The)	12,600	417,186

		8,689,848

Medical Supplies & Equipment — 0.1%
PDL BioPharma, Inc.	71,000	373,460

Metals & Mining — 1.2%
Commercial Metals Co.	74,700	1,082,403
Freeport-McMoRan Copper & Gold, Inc.	3,400	290,326
Newmont Mining Corp.*	3,800	238,678
Reliance Steel & Aluminum Co.*	4,100	170,273
Schnitzer Steel Industries, Inc. (Class A Stock)	14,800	714,544
Steel Dynamics, Inc.	7,900	111,469
Walter Energy, Inc.	9,400	764,126

		3,371,819

Mining — 0.1%
Alcoa, Inc.	10,400	125,944

Multi-Utilities — 1.2%
NorthWestern Corp.	16,500	470,250
Public Service Enterprise Group, Inc.	25,500	843,540
SCANA Corp.	16,700	673,344
Sempra Energy	7,900	425,020
TECO Energy, Inc.	62,600	1,084,232

		3,496,386

Multiline Retail — 1.7%
99 Cents Only Stores*	4,800	90,624
Dollar Tree, Inc.*	26,200	1,277,512
Macy’s, Inc.	36,500	842,785
Nordstrom, Inc.	15,100	561,720
Target Corp.	41,100	2,196,384

		4,969,025

Office Electronics — 0.6%
Xerox Corp.	69,900	723,465
Zebra Technologies Corp. (Class A Stock)*	27,100	911,644

		1,635,109

Oil & Gas — 0.3%
Nabors Industries Ltd. (Bermuda)*	53,300	962,598

Oil, Gas & Consumable Fuels — 9.8%
Apache Corp.	8,900	870,064
Chesapeake Energy Corp.	43,900	994,335
Chevron Corp.	67,146	5,442,183
Cimarex Energy Co.	18,700	1,237,566
ConocoPhillips	57,200	3,284,996
Continental Resources, Inc.*	1,900	88,084
Devon Energy Corp.	31,300	2,026,362
El Paso Corp.	5,100	63,138
Exxon Mobil Corp.	127,800	7,896,762
Hess Corp.	19,500	1,152,840
Holly Corp.	20,600	592,250
Marathon Oil Corp.	50,000	1,655,000
Occidental Petroleum Corp.	14,900	1,166,670
Southern Union Co.	2,100	50,526
Southwestern Energy Co.*	18,000	601,920
Sunoco, Inc.	5,700	208,050
Valero Energy Corp.	74,400	1,302,744
World Fuel Services Corp.	5,500	143,055

		28,776,545

Paper & Forest Products — 0.1%
International Paper Co.	13,500	293,625

Personal Products — 0.1%
Medifast, Inc.*	7,400	200,762
Nu Skin Enterprises, Inc. (Class A Stock)*	6,600	190,080

		390,842

Pharmaceuticals — 4.7%
Abbott Laboratories	10,200	532,848
Allergan, Inc.	18,500	1,230,805
Bristol-Myers Squibb Co.	23,900	647,929
Eli Lilly & Co.	41,500	1,515,995
Endo Pharmaceuticals Holdings, Inc.*	9,000	299,160
Forest Laboratories, Inc.*	4,300	132,999
Herbalife Ltd.	8,600	519,010
Impax Laboratories, Inc.*	28,800	570,240
Johnson & Johnson	57,100	3,537,916
Merck & Co., Inc.	48,000	1,766,880
Par Pharmaceutical Cos., Inc.*	8,600	250,088
Perrigo Co.	4,000	256,880
Pfizer, Inc.*	153,505	2,635,681
Questcor Pharmaceuticals, Inc.*	6,300	62,496

		13,958,927

Real Estate — 0.1%
CB Richard Ellis Group, Inc. (Class A Stock)*	10,700	195,596

Real Estate Investment Trusts — 2.1%
Agree Realty Corp.	5,600	141,400
Annaly Capital Management, Inc.	4,800	84,480
Brandywine Realty Trust	60,800	744,800
CBL & Associates Properties, Inc.	19,500	254,670
Chatham Lodging Trust*	1,700	31,637
Chimera Investment Corp.	270,100	1,066,895
Commonwealth Reit	24,125	617,600
Duke Realty Corp.	25,100	290,909
Hersha Hospitality Trust	7,900	40,922
Hospitality Properties Trust	35,200	786,016
Inland Real Estate Corp	6,900	57,339
Invesco Mortgage Capital, Inc.	29,300	630,536
Liberty Property Trust	5,100	162,690
MFA Financial, Inc.	87,800	669,914
Piedmont Office Realty Trust, Inc. (Class A Stock)	6,100	115,351
Rayonier, Inc.	2,700	135,324
Resource Capital Corp.	21,200	134,620
Sunstone Hotel Investors, Inc.*	36,400	330,148

		6,295,251

Real Estate Management & Development — 0.2%
Forest City Enterprises, Inc. (Class A Stock)*	5,900	75,697
Jones Lang LaSalle, Inc.	7,000	603,890

		679,587

Retail — 0.1%
Big Lots, Inc.*	6,700	222,775
Penske Auto Group, Inc.*	3,100	40,920

		263,695

Road & Rail — 1.3%
Amerco, Inc.*	800	63,584
CSX Corp.	23,700	1,311,084
J.B. Hunt Transport Services, Inc.	19,800	687,060
Norfolk Southern Corp.	17,400	1,035,474
Union Pacific Corp.	9,800	801,640

		3,898,842

Semiconductors & Semiconductor Equipment — 4.3%
Applied Materials, Inc.	43,600	509,248
Applied Micro Circuits Corp.*	11,600	116,000
Broadcom Corp. (Class A Stock)	27,100	959,069
Brooks Automation, Inc.*	3,500	23,485
Cypress Semiconductor Corp.*	14,800	186,184
Fairchild Semiconductor International, Inc.*	11,500	108,100
Integrated Device Technology, Inc.*	10,000	58,500
Intel Corp.	162,480	3,124,491
KLA-Tencor Corp.	4,500	158,535
Lam Research Corp.*	27,300	1,142,505
Linear Technology Corp.	8,300	255,059
LSI Corp.*	20,400	93,024
Marvell Technology Group Ltd. (Bermuda)*	93,100	1,630,181
Micron Technology, Inc.*	79,600	573,916
MKS Instruments, Inc.*	5,700	102,486
Monolithic Power Systems, Inc.*	4,900	80,017
Novellus Systems, Inc.*	16,700	443,886
ON Semiconductor Corp.*	39,700	286,237
PMC — Sierra, Inc.*	67,000	493,120
Texas Instruments, Inc.	83,400	2,263,476
Volterra Semiconductor Corp.*	2,300	49,496
Zoran Corp.*	15,200	116,128

		12,773,143

Software — 4.2%
Activision Blizzard, Inc.	60,200	651,364
Autodesk, Inc.*	37,100	1,186,087
CA, Inc.	29,500	623,040
FactSet Research Systems, Inc.	6,000	486,780
Intuit, Inc.*	34,600	1,515,826
McAfee, Inc.*	3,800	179,588
Microsoft Corp.	236,400	5,789,436
Oracle Corp.	44,300	1,189,455
Symantec Corp.*	38,400	582,528
Synopsys, Inc.*	9,800	242,746

		12,446,850

Specialty Retail — 3.3%
Advance Auto Parts, Inc.	2,700	158,436
Best Buy Co., Inc.	18,200	743,106
Chico’s FAS, Inc.	125,300	1,318,156
Finish Line, Inc. (The) (Class A Stock)	21,600	300,456
GameStop Corp. (Class A Stock)*	7,500	147,825
Gap, Inc. (The)	43,000	801,520
Home Depot, Inc. (The)	33,220	1,052,410
J. Crew Group, Inc.*	9,300	312,666
Kirkland’s, Inc.*	17,100	237,006
Pier 1 Imports, Inc.*	11,000	90,090
RadioShack Corp.	14,800	315,684
Ross Stores, Inc.	23,500	1,283,570
Shoe Carnival, Inc.*	9,500	192,090
Staples, Inc.	14,200	297,064
TJX Cos., Inc. (The)	38,000	1,695,940
Urban Outfitters, Inc.*	21,300	669,672

		9,615,691

Textiles, Apparel & Luxury Goods — 1.3%
Coach, Inc.	46,800	2,010,528
Deckers Outdoor Corp.*	4,500	224,820
Fossil, Inc.*	8,200	441,078
Maidenform Brands, Inc.*	2,200	63,470
Oxford Industries, Inc.	4,300	102,254
Timberland Co. (The) (Class A Stock)*	1,700	33,677
True Religion Apparel, Inc.*	3,800	81,092
VF Corp.	7,200	583,344
Warnaco Group, Inc. (The)*	3,700	189,181

		3,729,444

Thrifts & Mortgage Finance — 0.4%
Hudson City Bancorp, Inc.	26,600	326,116
Provident Financial Services, Inc.	5,900	72,924
Washington Federal, Inc.	49,200	750,792

		1,149,832

Tobacco — 1.7%
Altria Group, Inc.	98,800	2,373,176
Lorillard, Inc.	1,900	152,589
Philip Morris International, Inc.	27,450	1,537,749
Reynolds American, Inc.	15,500	920,545

		4,984,059

Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc.	4,700	143,820
Interline Brands, Inc.*	8,700	156,948
W.W. Grainger, Inc.	12,700	1,512,697

		1,813,465

Water Utilities — 0.3%
American Water Works Co., Inc.	35,100	816,777

Wireless Telecommunication Services — 0.3%
NTELOS Holdings Corp.	4,900	82,908
Sprint Nextel Corp.*	18,500	85,655
Telephone & Data Systems, Inc.	7,600	249,280
USA Mobility, Inc.	25,300	405,559

		823,402

TOTAL LONG-TERM INVESTMENTS (cost $347,065,465)		372,127,324

SHORT-TERM INVESTMENTS — 3.0%

AFFILIATED MONEY MARKET MUTUAL FUND — 2.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(w) (cost $7,699,083)	7,699,083	7,699,083

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.4%
U.S. Treasury Bills
0.15%	12/16/10	$800	799,781
0.16%	12/18/10	55	54,985

0.17%	12/16/10	200	199,945

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,054,654)			1,054,711

TOTAL SHORT-TERM INVESTMENTS (cost $8,753,737)			8,753,794

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 129.0% (cost $355,819,202)			380,881,118

	Shares
SECURITIES SOLD SHORT — (28.6)%

Aerospace & Defense — (0.5)%
Precision Castparts Corp.	8,700	(1,107,945)
TransDigm Group, Inc.	6,000	(372,300)

		(1,480,245)

Air Freight & Logistics — (0.2)%
UTi Worldwide, Inc. (British Virgin Islands)	38,100	(612,648)

Beverages
Brown-Forman Corp. (Class B Stock)	2,000	(123,280)

Biotechnology — (1.7)%
Amylin Pharmaceuticals, Inc.*	63,100	(1,315,635)
BioMarin Pharmaceutical, Inc.*	31,300	(699,555)
Dendreon Corp.*	29,300	(1,206,574)
Human Genome Sciences, Inc.*	48,300	(1,438,857)
Regeneron Pharmaceuticals, Inc.*	10,500	(287,700)

		(4,948,321)

Building Products — (0.3)%
USG Corp.*	65,200	(859,988)

Capital Markets — (0.7)%
Greenhill & Co., Inc.	16,900	(1,340,508)
TD Ameritrade Holding Corp.*	36,400	(587,860)

		(1,928,368)

Chemicals — (1.3)%
CF Industries Holdings, Inc.	12,600	(1,203,300)
Intrepid Potash, Inc.*	31,900	(831,633)
Monsanto Co.	14,100	(675,813)
Sensient Technologies Corp.	33,200	(1,012,268)
Sigma-Aldrich Corp.	4,100	(247,558)

		(3,970,572)

Commercial Banks — (0.4)%
First Horizon National Corp.*	69,431	(792,208)
Wilmington Trust Corp.	39,400	(353,812)

		(1,146,020)

Commercial Services & Supplies — (0.8)%
Covanta Holding Corp.	80,800	(1,272,600)
Mine Safety Appliances Co.	17,600	(476,960)
Stericycle, Inc.*	7,600	(528,048)
Waste Management, Inc.	4,500	(160,830)

		(2,438,438)

Communications Equipment — (0.5)%
Ciena Corp.*	93,200	(1,451,124)

Computers & Peripherals — (0.3)%
Diebold, Inc.	11,900	(369,971)
NCR Corp.*	37,600	(512,488)

		(882,459)

Construction & Engineering — (0.4)%
Aecom Technology Corp.*	37,300	(904,898)
Fluor Corp.	4,800	(237,744)

		(1,142,642)

Construction Materials — (0.1)%
Martin Marietta Materials, Inc.	3,700	(284,789)

Diversified Consumer Services — (0.3)%
Matthews International Corp. (Class A Stock)	21,300	(753,168)

Diversified Financial Services — (0.1)%
Jefferies Group, Inc.	13,400	(304,046)

Diversified Telecommunication Services
Frontier Communications Corp.	10,100	(82,517)

Electric Utilities — (0.3)%
Great Plains Energy, Inc.	5,400	(102,060)
Hawaiian Electric Industries, Inc.*	12,100	(272,734)
Pepco Holdings, Inc.	29,100	(541,260)

		(916,054)

Electronic Equipment & Instruments — (0.3)%
FLIR Systems, Inc.*	34,700	(891,790)
Vishay Precision Group, Inc.*	6,900	(107,709)

		(999,499)

Energy Equipment & Services — (0.8)%
Baker Hughes, Inc.	24,700	(1,052,220)
Exterran Holdings, Inc.*	21,200	(481,452)
Pride International, Inc.*	3,500	(103,005)
TETRA Technologies, Inc.*	34,900	(355,980)
Tidewater, Inc.	9,900	(443,619)

		(2,436,276)

Food Products — (0.4)%
Green Mountain Coffee Roasters, Inc.*	39,800	(1,241,362)

Gas Utilities — (0.3)%
Nicor, Inc.	20,600	(943,892)

Healthcare Equipment & Supplies — (0.1)%
Gen-Probe, Inc.*	3,600	(174,456)

Healthcare Products — (0.1)%
Hospira, Inc.*	2,800	(159,628)

Healthcare Providers & Services — (0.4)%
Brookdale Senior Living, Inc.*	29,800	(486,038)
MEDNAX, Inc.*	4,300	(229,190)
VCA Antech, Inc.*	7,300	(153,957)
WellCare Health Plans, Inc.*	9,800	(283,808)

		(1,152,993)

Hotels, Restaurants & Leisure — (1.4)%
Bally Technologies, Inc.*	17,900	(625,605)
International Game Technology	4,700	(67,915)
MGM Resorts International*	116,800	(1,317,504)
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	10,500	(117,075)
Scientific Games Corp. (Class A Stock)*	79,300	(769,210)
WMS Industries, Inc.*	34,600	(1,317,222)

		(4,214,531)

Household Durables — (1.9)%
D.R. Horton, Inc.	28,100	(312,472)
KB Home	77,600	(879,208)
Lennar Corp. (Class A Stock)	84,500	(1,299,610)
MDC Holdings, Inc.	18,600	(539,958)
NVR, Inc.*	1,200	(777,036)
Pulte Group, Inc.*	154,800	(1,356,048)
Toll Brothers, Inc.*	30,600	(582,012)

		(5,746,344)

Independent Power Producers & Energy Traders — (0.4)%
Ormat Technologies, Inc.*	42,700	(1,245,559)

Industrial Conglomerates — (0.1)%
Textron, Inc.	14,900	(306,344)

Insurance — (0.9)%
Arthur J. Gallagher & Co.	21,400	(564,318)
Cincinnati Financial Corp.	5,900	(170,215)
Endurance Specialty Holdings Ltd. (Bermuda)	2,700	(107,460)
Fidelity National Financial, Inc. (Class A Stock)	15,300	(240,363)
Hanover Insurance Group, Inc. (The)	13,600	(639,200)
Markel Corp.*	1,400	(482,426)
Validus Holdings Ltd. (Bermuda)	14,500	(382,220)

		(2,586,202)

Internet & Catalog Retail — (0.6)%
Amazon.com, Inc.*	1,000	(157,060)
NetFlix, Inc.*	9,100	(1,475,656)

		(1,632,716)

Internet Software & Services — (1.0)%
Equinix, Inc.*	13,800	(1,412,430)
Monster Worldwide, Inc.*	70,200	(909,792)
WebMD Health Corp.*	10,700	(533,609)

		(2,855,831)

IT Services — (1.3)%
Alliance Data Systems Corp.*	22,500	(1,468,350)
Genpact Ltd. (Bermuda)*	76,700	(1,359,891)
SRA International, Inc. (Class A Stock)*	52,100	(1,027,412)

		(3,855,653)

Life Science Tools & Services — (0.7)%
Illumina, Inc.*	39,200	(1,928,640)

Machinery — (1.3)%
Bucyrus International, Inc.	24,000	(1,664,400)
Terex Corp.*	17,600	(403,392)
Valmont Industries, Inc.	18,800	(1,361,120)
Wabtec Corp.	9,200	(439,668)

		(3,868,580)

Media — (0.5)%
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	15,700	(179,451)
DreamWorks Animation SKG, Inc. (Class A Stock)*	40,800	(1,301,928)

		(1,481,379)

Metals & Mining — (0.7)%
Allegheny Technologies, Inc.	11,900	(552,755)
Royal Gold, Inc.	28,500	(1,420,440)

		(1,973,195)

Miscellaneous Manufacturers
Harsco Corp.	3,900	(95,862)

Multi-Utilities — (0.1)%
Vectren Corp.	12,300	(318,201)

Multiline Retail — (0.5)%
JC Penney Co., Inc.	52,300	(1,421,514)

Oil, Gas & Consumable Fuels — (1.4)%
Anadarko Petroleum Corp.	1,200	(68,460)
Atlas Energy, Inc.*	3,700	(105,968)
Cabot Oil & Gas Corp.	10,100	(304,111)
Comstock Resources, Inc.*	35,200	(791,648)
Concho Resources, Inc.*	6,100	(403,637)
Denbury Resources, Inc.*	72,600	(1,153,614)
EOG Resources, Inc.	7,100	(660,087)
Massey Energy Co.	20,800	(645,216)
Whiting Petroleum Corp.*	1,200	(114,612)

		(4,247,353)

Professional Services — (0.2)%
Navigant Consulting, Inc.*	39,600	(460,548)

Real Estate Investment Trusts — (0.5)%
Digital Realty Trust, Inc.	17,300	(1,067,410)
Essex Property Trust, Inc.	4,000	(437,760)

		(1,505,170)

Road & Rail — (0.6)%
Con-Way, Inc.	6,500	(201,435)
Hertz Global Holdings, Inc.*	122,600	(1,298,334)
Werner Enterprises, Inc.	18,500	(379,065)

		(1,878,834)

Semiconductors & Semiconductor Equipment — (1.5)%
Intersil Corp. (Class A Stock)	119,800	(1,400,462)
MEMC Electronic Materials, Inc.*	139,600	(1,664,032)
NVIDIA Corp.*	116,200	(1,357,216)
Rambus, Inc.*	3,600	(75,024)

		(4,496,734)

Software — (0.6)%
Compuware Corp.*	116,500	(993,745)
Jack Henry & Associates, Inc.	3,000	(76,500)
salesforce.com, Inc.*	6,600	(737,880)

		(1,808,125)

Specialty Retail — (1.1)%
Abercrombie & Fitch Co. (Class A Stock)	36,800	(1,446,976)
O’Reilly Automotive, Inc.*	32,500	(1,729,000)
Tiffany & Co.	3,600	(169,164)

		(3,345,140)

Trading Companies & Distributors — (0.5)%
GATX Corp.	46,200	(1,354,584)

Wireless Telecommunication Services — (0.5)%
SBA Communications Corp. (Class A Stock)*	34,900	(1,406,470)

TOTAL SECURITIES SOLD SHORT (proceeds received $80,455,609)		(84,466,294)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 100.4% (cost $275,363,593)	296,414,824

Other liabilities in excess of other assets(x) — (0.4)%	(1,096,132)

NET ASSETS — 100.0%	$295,318,692

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(k)	Represents securities, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation on futures contracts as follows:
Futures contracts open at September 30, 2010:

			Value at	Value at
Number of		Expiration	Trade	September 30,	Unrealized
Contracts	Type	Date	Date	2010	Appreciation(1)
Long Positions:
19	S&P 400 E-Mini	Dec. 2010	$1,469,675	$1,520,190	$50,515
107	S&P 500 E-Mini	Dec. 2010	5,964,682	6,081,345	116,663

					$167,178

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$372,127,324	$—	$—
U.S. Treasury Obligations	—	1,054,711	—
Affiliated Money Market Mutual Fund	7,699,083	—	—
Securities Sold Short — Common Stocks	(84,466,294)	—	—
Other Financial Instuments*
Futures	167,178	—	—

Total	$295,527,291	$1,054,711	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.1%

COMMON STOCKS — 64.1%

Australia — 1.0%
Astro Japan Property Trust, REIT	260,110	$80,451
ASX Ltd.	39,318	1,237,749
Ausdrill Ltd.	236,249	490,944
Bank of Queensland Ltd.	47,145	510,360
BHP Billiton Ltd.	52,277	1,966,053
Campbell Brothers Ltd.	1,640	52,421
CFS Retail Property Trust, REIT	24,442	44,768
Charter Hall Retail, REIT	50,001	138,702
Coal & Allied Industries Ltd.	11,929	1,202,112
Cochlear Ltd.	14,019	951,890
Commonwealth Property Office Fund, REIT	456,208	405,671
Computershare Ltd.	34,938	329,250
CSL Ltd.	20,913	668,053
Dexus Property Group, REIT	167,805	138,674
Energy Resources of Australia Ltd.	90,167	1,159,105
Growthpoint Properties Australia, REIT	5,430	9,972
Iress Market Technology Ltd.	8,284	68,459
JB Hi-Fi Ltd.	19,148	382,364
Leighton Holdings Ltd.	35,864	1,146,001
Metcash Ltd.	217,714	919,583
Mincor Resources NL	190,714	352,078
Monadelphous Group Ltd.	38,484	597,378
National Australia Bank Ltd.	22,248	544,905
Navitas Ltd.	78,643	323,052
Panoramic Resources Ltd.	156,167	409,055
Perilya Ltd.*	53,267	23,168
Perpetual Ltd.	18,649	547,784
Platinum Asset Management Ltd.	26,786	128,414
QBE Insurance Group Ltd.	80,240	1,338,613
Sonic Healthcare Ltd.	55,511	590,194
Suncorp-Metway Ltd.	16,361	142,323
Telstra Corp. Ltd.	933,821	2,364,767
UGL Ltd.	18,954	272,418
Watpac Ltd.	1,077	1,614
Woolworths Ltd.	74,396	2,073,806
WorleyParsons Ltd.	41,427	890,916

		22,503,067

Austria — 0.1%
Mayr Melnhof Karton AG	1,858	188,450
Oesterreichische Post AG	25,531	764,496
OMV AG	19,644	735,371
Semperit AG Holding	1,075	41,093
Voestalpine AG	2,623	96,618

		1,826,028

Bahamas — 0.1%
Petrominerales Ltd.	55,800	1,353,105

Belgium — 0.4%
Ageas	972,782	2,784,909
Belgacom SA	74,397	2,901,173
Colruyt SA	5,342	1,412,075
Compagnie Maritime Belge SA	1,490	42,697
Delhaize Group	7,921	574,470
Mobistar SA	13,468	824,744
Nyrstar	13,224	176,491

		8,716,559

Bermuda — 1.4%
Allied World Assurance Co. Holdings Ltd.	29,900	1,692,041
Alterra Capital Holdings Ltd.	19,200	382,464
Arch Capital Group Ltd.*	15,900	1,332,420
Aspen Insurance Holdings Ltd.	52,500	1,589,700
AXIS Capital Holdings Ltd.	62,900	2,071,926
Cafe de Coral Holdings Ltd.	96,000	272,824
Catlin Group Ltd.	269,976	1,444,073
Dairy Farm International Holdings Ltd.	72,000	547,200
Endurance Specialty Holdings Ltd.	49,600	1,974,080
Esprit Holdings Ltd.	466,111	2,529,147
First Pacific Co. Ltd.	204,000	185,363
Hiscox Ltd.	226,275	1,239,824
Hongkong Land Holdings Ltd.	225,000	1,397,250
Lancashire Holdings Ltd.	53,852	469,507
Lazard Ltd. (Class A Stock)	50,000	1,754,000
Montpelier Re Holdings Ltd.	135,200	2,341,664
OneBeacon Insurance Group Ltd. (Class A Stock)	3,900	55,731
PartnerRe Ltd.	34,000	2,726,120
Ports Design Ltd.	135,000	373,219
Public Financial Holdings Ltd.	26,000	16,453
RenaissanceRe Holdings Ltd.	29,200	1,750,832
Seadrill Ltd.	9,425	272,278
Shenzhen International Holdings	2,910,000	228,784
SIM Technology Group Ltd.	182,000	39,642
Texwinca Holdings Ltd.	606,000	691,224
TPV Technology Ltd.	702,000	461,434
Transport International Holdings Ltd.	31,600	101,412
Validus Holdings Ltd.	34,700	914,692
VTech Holdings Ltd.	68,000	695,000
Yue Yuen Industrial Holdings Ltd.	149,500	553,964

		30,104,268

Brazil — 0.3%
AES Tiete SA (PRFC Shares)	67,200	892,028
Banco ABC Brasil SA (PRFC Shares)	3,200	30,449
Banco Daycoval SA (PRFC Shares)	3,000	19,752
Banco Sofisa SA (PRFC Shares)	8,000	22,222
Centrais Eletricas de Santa Catarina SA (PRFC B Shares)	1,000	20,774
Cia de Bebidas das Americas (PRFC Shares), ADR	3,400	420,852
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	4,000	182,040
Cia de Transmissao de Energia Eletrica Paulista (PRFC Shares)	6,100	187,290
Cia Energetica de Minas Gerais (PRFC Shares)	2,612	42,453
Cia Energetica de Minas Gerais, ADR	10,629	174,209
Cia Energetica do Ceara (PRFC A Shares)	7,100	112,039

Cia Siderurgica Nacional SA, ADR(a)	28,600	505,362
Confab Industrial SA (PRFC Shares)	26,400	93,773
CPFL Energia SA	1,817	41,774
EDP — Energias do Brasil SA	8,300	177,969
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (PRFC B Shares)	11,000	195,816
Ferbasa-Ferro Ligas Da Bahia (PRFC Shares)	9,600	71,035
Grendene SA	19,300	98,097
Light SA	13,700	175,056
Natura Cosmeticos SA	56,500	1,526,368
Souza Cruz SA	28,064	1,417,796
Tele Norte Leste Participacoes SA (PRFC Shares)	3,600	50,979
Telecomunicacoes de Sao Paulo SA, ADR(a)	7,600	185,668

		6,643,801

Canada — 2.4%
AGF Management Ltd. (Class B Stock)	17,000	265,351
Alimentation Couche Tard, Inc. (Class B Stock)	28,600	639,602
AltaGas Ltd.	32,700	680,124
ARC Energy Trust, UTS, 144A	62,800	1,254,291
Avenir Diversified Income Trust	45,000	244,484
Bank of Montreal	23,000	1,329,614
BCE, Inc.	29,900	972,934
Breakwater Resources Ltd.*	64,900	292,047
Cameco Corp.	27,600	767,188
Canadian Oil Sands Trust	79,400	1,964,743
Canadian Western Bank	12,900	311,436
Cascades, Inc.	14,200	87,775
Centerra Gold, Inc.	84,300	1,360,074
CGI Group, Inc. (Class A Stock)*	64,800	975,558
Chemtrade Logistics Income Fund	1,900	21,329
CI Financial Corp.	9,500	191,588
CML Healthcare Income Fund	17,300	194,034
Davis & Henderson Income Fund	43,800	815,210
Daylight Energy Ltd.	38,300	366,659
Empire Co. Ltd. (Class A Stock)	7,300	390,648
EnCana Corp.	29,550	892,905
Enerplus Resources Fund (XNYS)	5,500	141,625
Enerplus Resources Fund (XTSE)	46,500	1,197,638
Ensign Energy Services, Inc.	49,000	601,487
First Quantum Minerals Ltd.	29,800	2,266,352
George Weston Ltd.	6,500	498,761
Great-West Lifeco, Inc.	26,800	663,163
Husky Energy, Inc.	22,315	542,639
IGM Financial, Inc.	12,600	511,887
Industrial Alliance Insurance and Financial Services, Inc.	2,800	85,995
InnVest Real Estate Investment Trust, REIT	2,300	16,073
Jazz Air Income Fund	61,300	277,634
Keyera Facilities Income Fund	11,436	350,005
Labrador Iron Ore Royalty Corp.	4,800	252,293
Laurentian Bank of Canada	14,800	629,888
Loblaw Cos. Ltd.	21,500	851,934
Magna International, Inc. (Class A Stock)	15,900	1,307,934
Manitoba Telecom Services, Inc.	3,800	104,224
Medical Facilities Corp.	2,100	18,941
Metro, Inc. (Class A Stock)	14,500	629,099
National Bank of Canada	21,200	1,337,852
North West Co. Fund	2,900	54,482
Pan American Silver Corp.	16,300	482,317
Parkland Income Fund	13,800	153,974
Pembina Pipeline Income Fund	25,900	517,295
Pengrowth Energy Trust	115,500	1,272,981
Perpetual Energy, Inc.	108,700	501,822
Power Corp. of Canada	31,300	815,278
Power Financial Corp.	4,400	124,444
Reitmans Canada Ltd. (Class A Stock)	4,300	77,608
Research In Motion Ltd.*	34,400	1,675,032
Ritchie Bros. Auctioneers, Inc.(a)	17,000	353,090
Ritchie Bros. Auctioneers, Inc.	4,900	101,343
Rogers Communications, Inc. (Class B Stock)	109,500	4,098,401
Royal Bank of Canada	25,600	1,333,370
Saputo, Inc.	37,300	1,273,181
Shaw Communications, Inc. (Class B Stock)	96,100	2,116,460
ShawCor Ltd. (Class A Stock)	14,100	411,119
Shoppers Drug Mart Corp.	50,500	1,962,771
Sino-Forest Corp.*	50,100	834,594
TMX Group, Inc.	64,900	1,995,128
Toronto-Dominion Bank (The)	30,400	2,199,708
Wajax Income Fund	9,200	247,861
Westshore Terminals Income Fund	49,100	988,299
Yamana Gold, Inc.	52,700	600,780
Zargon Energy Trust	26,800	489,428

		50,983,784

Cayman Islands — 0.1%
China Shineway Pharmaceutical Group Ltd.	133,000	468,826
China Zhongwang Holdings Ltd.	1,096,800	679,947
Frasers Commercial Trust, REIT	1,564,000	184,336
Hengan International Group Co. Ltd.	45,000	448,617
Himax Technologies, Inc., ADR	13,400	33,232
Kingboard Chemical Holdings Ltd.	126,500	640,745
Norstar Founders Group Ltd.*	84,000	—
Pacific Textile Holdings Ltd.	79,000	43,680
Shenzhou International Group Holdings Ltd.	279,000	340,891
Soho China Ltd.	1,287,500	914,327

		3,754,601

Chile
Almendral SA	462,656	55,980
Banco Santander Chile	898,851	83,631
Cia Cervecerias Unidas SA	4,987	56,196
Cia Cervecerias Unidas SA, ADR	900	50,085
Embotelladora Andina SA (PRFC B Shares)	22,993	110,769
Enersis SA	234,994	110,780
Enersis SA, ADR	500	11,755
Inversiones Aguas Metropolitanas SA	68,999	103,431

		582,627

China — 0.3%
Bank of China Ltd. (Class H Stock)	432,000	226,611
China Construction Bank Corp. (Class H Stock)	1,569,000	1,375,100
China Shenhua Energy Co. Ltd. (Class H Stock)	681,500	2,819,509
Great Wall Technology Co. Ltd. (Class H Stock)	82,000	41,746
Lingbao Gold Co. Ltd. (Class H Stock)	56,000	30,458
PetroChina Co. Ltd. (Class H Stock)	180,000	209,490
Qingling Motors Co. Ltd. (Class H Stock)	124,000	39,635
Shanghai Prime Machinery Co. Ltd. (Class H Stock)	188,000	38,284
Tsingtao Brewery Co. Ltd. (Class H Stock)	72,000	414,804
Zhaojin Mining Industry Co. Ltd. (Class H Stock)	133,000	409,687
Zijin Mining Group Co. Ltd. (Class H Stock)	1,002,000	852,343

		6,457,667

Czech Republic — 0.1%
CEZ A/S	21,687	971,070
Komercni Banka A/S	3,917	854,374
Telefonica O2 Czech Republic A/S	24,298	519,753

		2,345,197

Denmark — 0.2%
Coloplast A/S (Class B Stock)	8,018	958,470
D/S Norden	6,910	273,528
H. Lundbeck A/S	11,030	194,802
Novo Nordisk A/S (Class B Stock)	14,553	1,444,173
Novozymes A/S (Class B Stock)	850	108,139
William Demant Holding	3,156	232,884

		3,211,996

Finland — 0.4%
Elisa Oyj*	17,637	405,136
Kesko Oyj (Class B Stock)	5,402	253,479
Kone Oyj (Class B Stock)	43,830	2,264,576
Nokia Oyj	57,424	576,949
Orion Oyj (Class B Stock)	81,030	1,618,302
Pohjola Bank PLC	71,588	871,013
Sampo Oyj (Class A Stock)	84,914	2,293,190
Wartsila Oyj	15,873	1,035,854

		9,318,499

France — 1.1%
ABC Arbitrage	23,194	216,592
Affine SA, REIT	503	11,911
Air Liquide SA	15,507	1,891,814
AXA SA*	43,705	764,126
BioMerieux SA	5,027	520,902
BNP Paribas	8,065	573,590
Bouygues SA	17,614	756,028
Carrefour SA	11,700	628,671
Casino Guichard Perrachon SA	6,988	639,793
Cegid Group	897	25,973
Christian Dior SA	11,859	1,550,073
Cie Generale d’Optique Essilor International SA	20,105	1,383,291
Ciments Francais SA	1,089	97,062
CNP Assurances SA	51,192	950,856
Credit Agricole SA	43,713	683,220
Eiffage SA	2,393	113,788
Fonciere des Regions, REIT	688	73,317
France Telecom SA	25,185	544,186
GDF Suez	15,500	554,885
ICADE, REIT	730	76,688
Iliad SA	597	62,203
Ipsen SA	5,544	183,770
L’Oreal SA	7,260	816,322
LVMH Moet Hennessy Louis Vuitton SA	6,097	894,344
M6-Metropole Television	28,769	676,535
Neopost SA	13,267	987,329
Nexity	10,921	414,856
Rallye SA	9,909	366,755
SA des Ciments Vicat	7,718	545,544
Sanofi-Aventis SA	16,345	1,089,050
SCOR SE	108,908	2,602,663
Societe Generale	9,119	525,231
Sodexo	5,811	377,080
Sopra Group SA	978	76,836
Teleperformance	12,649	360,395
Total SA	14,811	763,326
Veolia Environnement	22,546	593,817
Vinci SA	16,395	821,829
Vivendi	15,606	426,562

		24,641,213

Gabon
Total Gabon	1,178	429,613

Germany — 0.7%
Allianz SE	11,490	1,298,526
BASF SE	17,525	1,105,078
Bilfinger Berger AG	1,737	119,724
Deutsche Bank AG	55,319	3,027,457
Deutsche Telekom AG	23,996	328,271
EnBW Energie Baden-Wuerttemberg AG	207	10,325
Fielmann AG	8,840	824,540
Fuchs Petrolub AG (PRFC Shares)	11,058	1,281,814
Generali Deutschland Holding AG	1,158	143,688
Hannover Rueckversicherung AG	28,219	1,297,965
Hugo Boss AG (PRFC Shares)	3,177	184,438
KSB AG (PRFC Shares)	47	32,357
Metro AG	5,122	333,418
Muenchener Rueckversicherungs-Gesellschaft AG	16,063	2,224,829
Rational AG	835	176,894
RWE AG	7,491	506,011
SAP AG	7,644	378,115
Volkswagen AG (PRFC Shares)	5,789	698,667
VTG AG	1,895	34,230
Wincor Nixdorf AG	2,089	136,198

		14,142,545

Greece — 0.1%
Hellenic Exchanges SA Holding Clearing Settlement and Registry	13,964	99,941
Hellenic Petroleum SA	7,311	55,116
Jumbo SA	33,497	225,585
Mytilineos Holdings SA	92,152	537,681
OPAP SA	114,539	1,811,288

		2,729,611

Guernsey — 0.4%
Amdocs Ltd.*	127,100	3,642,686
HSBC Infrastructure Co. Ltd., ETF	2,485,290	4,442,898
Resolution Ltd.	69,054	265,768

		8,351,352

Hong Kong — 0.7%
BOC Hong Kong Holdings Ltd.	488,500	1,548,825
Champion, REIT	65,000	33,510
Cheung Kong Holdings Ltd.	22,000	333,451
China Mobile Ltd.	275,000	2,815,978
China Pharmaceutical Group Ltd.	352,000	181,924
CNOOC Ltd.	1,663,000	3,223,612
Fosun International	113,500	90,258
GZ1 Real Estate Investment Trust	68,000	34,093
Hang Lung Group Ltd.	48,000	313,345
Hang Lung Properties Ltd.	277,000	1,353,074
Hopewell Holdings Ltd.	61,500	198,953
Minth Group Ltd.	62,000	123,699
PCCW Ltd.	472,000	170,943
Shanghai Industrial Holdings Ltd.	115,000	581,014
Shun Tak Holdings Ltd.	520,000	333,761
Television Broadcasts Ltd.	17,000	97,063
Wharf Holdings Ltd. (The)	476,000	3,061,330

		14,494,833

Hungary
Magyar Telekom Telecommunications PLC	88,257	289,630

India
Infosys Technologies Ltd., ADR(a)	2,800	188,468

Indonesia — 0.5%
Astra International Tbk PT	89,000	565,412
Bank Bukopin Tbk PT	1,023,000	83,674
Bank Central Asia Tbk PT	266,000	199,686
Bumi Resources Tbk PT	2,964,000	705,714
Indo Tambangraya Megah PT	568,000	2,647,485
International Nickel Indonesia Tbk PT	5,212,500	2,847,164
Kalbe Farma Tbk PT	855,500	244,429
Tambang Batubara Bukit Asam Tbk PT	952,500	2,075,756
Telekomunikasi Indonesia Tbk PT	1,079,000	1,112,246

		10,481,566

Ireland — 0.2%
Accenture PLC (Class A Stock)	62,100	2,638,629
Anglo Irish Bank Corp. PLC (ISE)*	2,500	—
Anglo Irish Bank Corp. PLC (XLON)*	20,646	—
Paddy Power PLC	6,531	229,530
Seagate Technology PLC*	76,200	897,636
Total Produce PLC	67,493	27,603
Willis Group Holdings PLC	29,700	915,354
XL Group PLC	21,900	474,354

		5,183,106

Israel — 0.4%
Bank Leumi Le-Israel BM*	67,268	312,479
Bezeq Israeli Telecommunication Corp. Ltd.	586,249	1,461,438
Cellcom Israel Ltd.	26,686	814,705
Check Point Software Technologies Ltd.*	17,700	653,661
Discount Investment Corp.	9,143	182,539
First International Bank of Israel Ltd.	4,056	60,110
Gazit Globe Ltd.	5,566	59,765
Israel Chemicals Ltd.	224,371	3,164,996
Israel Discount Bank Ltd. (Class A Stock)*	67,917	134,719
Makhteshim-Agan Industries Ltd.	246,385	913,188
Osem Investments Ltd.	2,641	40,959
Partner Communications Co. Ltd.	86,914	1,610,667

		9,409,226

Italy — 0.3%
Ansaldo STS SpA	18,933	244,941
Autostrada Torino-Milano SpA	8,981	125,495
Banca Carige SpA	121,801	283,606
Beni Stabili SpA*	4,128	3,770
Brembo SpA	999	9,996
Buzzi Unicem SpA	8,944	94,495
Danieli & C Officine Meccaniche SpA	16,235	382,005
Enel SpA	47,512	253,254
Exprivia SpA*	4,992	6,125
Fondiaria-SAI SpA	5,675	57,327
Geox SpA	5,516	31,263
IMMSI SpA	27,153	31,279
MARR SpA	1,023	11,024
Mediaset SpA	132,050	936,091
Milano Assicurazioni SpA	28,302	52,974
Piccolo Credito Valtellinese Scarl	10,202	46,870
Recordati SpA	252,229	2,259,106
Telecom Italia SpA	197,408	275,845
Tod’s SpA	6,159	584,716
Unione di Banche Italiane ScpA	7,904	76,611

		5,766,793

Japan — 3.0%
Aeon Fantasy Co. Ltd.	1,900	19,118
Aichi Steel Corp.	28,000	143,220
Air Water, Inc.	25,000	297,077
Aisan Industry Co. Ltd.	3,700	27,967
Alconix Corp.	1,400	26,833
Alpen Co. Ltd.	5,200	80,853
Aoyama Trading Co. Ltd.	8,900	143,713
Arcs Co. Ltd.	8,300	112,649
Astellas Pharma, Inc.	73,400	2,650,946
Autobacs Seven Co. Ltd.	9,900	377,713
Benesse Holdings, Inc.	3,500	168,543

Chubu Shiryo Co. Ltd.	1,000	6,361
Circle K Sunkus Co. Ltd.	14,000	187,159
Cosmos Pharmaceutical Corp.	7,500	209,691
Create SD Holdings Co. Ltd.	500	10,907
Crescendo Investment Corp., REIT	56	29,986
Daiichikosho Co. Ltd.	3,300	51,390
Daishi Bank Ltd. (The)	67,000	225,527
Daito Trust Construction Co. Ltd.	26,900	1,607,942
Daiwa House Industry Co. Ltd.	100,000	1,006,229
Daiwa Industries Ltd.	5,000	24,018
Daiwa Securities Group, Inc.	114,000	460,206
Duskin Co. Ltd.	12,200	219,214
Eisai Co. Ltd.	24,700	863,672
Excel Co. Ltd.	2,400	25,702
Ezaki Glico Co. Ltd.	4,000	51,797
Fast Retailing Co. Ltd.	1,700	239,483
Fuji Electronics Co. Ltd.	3,500	41,591
Fuyo General Lease Co. Ltd.	1,200	30,000
H2O Retailing Corp.	44,000	275,659
Hankyu Reit, Inc., REIT	7	31,864
Heiwa Corp.	15,000	182,738
Hi-Lex Corp.	1,200	15,597
Hisamitsu Pharmaceutical Co., Inc.	15,200	620,891
Hitachi Capital Corp.	47,900	652,973
Hokuhoku Financial Group, Inc.	81,000	148,455
Honda Motor Co. Ltd.	13,500	479,163
Hosiden Corp.	36,000	326,018
Imasen Electric Industrial	1,700	22,604
Inaba Denki Sangyo Co. Ltd.	1,100	27,381
Infocom Corp.	172	177,604
INPEX Corp.	839	3,949,772
IT Holdings Corp.	36,500	394,382
ITC Networks Corp.	7,200	38,467
ITO EN Ltd.	12,900	211,858
ITOCHU Corp.	62,000	567,417
Itochu Techno-Solutions Corp.	9,000	293,891
Japan Office Investment Corp., REIT	15	14,716
Japan Petroleum Exploration Co.	24,900	938,075
Japan Prime Realty Investment Corp., REIT	145	319,250
Japan Retail Fund Investment Corp., REIT	52	73,191
Kagoshima Bank Ltd. (The)	77,000	470,412
Kaken Pharmaceutical Co. Ltd.	18,000	187,590
Kamigumi Co. Ltd.	29,000	215,381
Kanematsu Electronics Ltd.	1,000	9,643
Kato Sangyo Co. Ltd.	4,000	59,032
Kawasumi Laboratories, Inc.	4,000	23,527
KDDI Corp.	604	2,890,489
Keiyo Bank Ltd. (The)	25,000	123,982
Kenedix Realty Investment Corp., REIT	19	71,921
Kewpie Corp.	54,600	706,373
Kinden Corp.	39,000	352,252
Kirindo Co. Ltd.	3,200	14,796
Kobayashi Pharmaceutical Co. Ltd.	8,100	359,493
Kyorin Holdings, Inc.	8,000	124,293
Kyowa Exeo Corp.	54,000	485,793
Lawson, Inc.	8,600	394,046
Lion Corp.	18,000	98,107
Marubeni Corp.	129,000	729,372
Meisei Industrial Co. Ltd.	9,000	32,990
MID Reit, Inc., REIT	40	89,506
Miraca Holdings, Inc.	39,000	1,380,510
Mitsubishi UFJ Financial Group, Inc.	640,900	2,986,465
Mitsui Engineering & Shipbuilding Co. Ltd.	255,000	577,324
Mitsui Knowledge Industry Co. Ltd.	153	25,384
Mizuho Financial Group, Inc.	477,900	698,416
Mochida Pharmaceutical Co. Ltd.	29,000	297,712
Money Partners Group Co. Ltd.	144	44,452
Namura Shipbuilding Co. Ltd.	4,700	23,928
NEC Fielding Ltd.	4,000	44,370
NEC Mobiling Ltd.	5,500	147,383
NEC Networks & System Integration Corp.	3,300	41,744
Nintendo Co. Ltd.	1,800	449,784
Nippon Commercial Investment Corp., REIT	62	68,253
Nippon Telegraph & Telephone Corp.	29,500	1,288,063
Nisshin Seifun Group, Inc.	20,000	262,817
Nitori Co. Ltd.	1,350	112,877
Nomura Real Estate Office Fund, Inc., REIT	67	371,999
Nomura Research Institute Ltd.	27,800	522,499
NTT Data Corp.	750	2,370,927
NTT DoCoMo, Inc.	1,458	2,427,671
Obic Co. Ltd.	1,170	221,162
Okinawa Cellular Telephone Co.	8	16,272
Ono Pharmaceutical Co. Ltd.	22,600	984,080
Oracle Corp. Japan	7,300	347,598
Oriental Land Co. Ltd.	8,000	745,568
ORIX Corp.	8,060	615,989
Orix JREIT, Inc., REIT	32	156,013
Osaka Gas Co. Ltd.	130,000	468,735
Pacific Golf Group International Holdings KK	150	95,592
Pacific Industrial Co. Ltd.	3,000	12,973
Pacific Metals Co. Ltd.	88,000	717,873
Park24 Co. Ltd.	15,400	163,999
Point, Inc.	1,670	75,818
Premier Investment Corp., REIT	9	41,291
Rengo Co. Ltd.	90,000	581,097
Right On Co. Ltd.	2,800	14,423
Ryoden Trading Co. Ltd.	3,000	16,675
Ryohin Keikaku Co. Ltd.	4,200	140,872
San-In Godo Bank Ltd. (The)	91,000	651,869
Santen Pharmaceutical Co. Ltd.	58,300	2,018,990
Secom Co. Ltd.	32,500	1,467,717
Sekisui Jushi Corp.	1,000	10,122
Seven & I Holdings Co. Ltd.	30,000	702,923
Seven Bank Ltd.	89	159,386
Shimamura Co. Ltd.	1,900	176,390
Shinko Plantech Co. Ltd.	37,200	337,777
Shinmaywa Industries Ltd.	28,000	103,642
Shinsho Corp.	11,000	23,587
Shionogi & Co. Ltd.	112,000	2,050,024
Showa Sangyo Co. Ltd.	3,000	9,092
Siix Corp.	3,900	41,252
SKY Perfect JSAT Holdings, Inc.	330	109,025
Sumitomo Corp.	88,800	1,144,571
Sumitomo Mitsui Financial Group, Inc.	39,800	1,159,483

Sumitomo Trust & Banking Co. Ltd. (The)	174,000	871,251
Sundrug Co. Ltd.	14,100	380,538
Sysmex Corp.	2,300	159,523
Takeda Pharmaceutical Co. Ltd.	60,400	2,774,725
Tochigi Bank Ltd. (The)	5,000	21,083
Toho Bank Ltd. (The)	12,000	33,924
Tokai Rika Co. Ltd.	53,000	896,454
Token Corp.	620	18,300
Tokyo Tekko Co. Ltd.	5,000	10,601
Tokyu REIT, Inc.	11	57,846
Toppan Forms Co. Ltd.	101,500	943,507
Toyo Kanetsu KK	10,000	16,411
Toyota Auto Body Co. Ltd.	21,700	330,387
Trend Micro, Inc.	14,000	417,753
Ulvac, Inc.	24,200	430,776
USS Co. Ltd.	9,620	717,928
Valor Co. Ltd.	12,800	97,365
Yahoo! Japan Corp.	912	315,070
Yamato Holdings Co. Ltd.	42,000	508,146

		65,266,517

Luxembourg
Oriflame Cosmetics SA	825	53,010
Stolt-Nielsen SA	8,500	134,774

		187,784

Malaysia — 0.2%
APM Automotive Holdings Bhd	11,100	17,008
Berjaya Sports Toto Bhd	41,571	56,020
British American Tobacco Malaysia Bhd	19,100	299,957
Digi.Com Bhd	47,300	372,332
Genting Malaysia Bhd	604,500	663,834
Hong Leong Bank Bhd	134,400	396,626
Kulim Malaysia Bhd	32,900	91,549
Nestle Malaysia Bhd	4,800	65,306
Petronas Dagangan Bhd	172,600	615,031
Proton Holdings Bhd	19,700	31,653
RHB Capital Bhd	277,900	650,864
Telekom Malaysia Bhd	398,400	441,376
Top Glove Corp. Bhd	414,000	687,988
YTL Power International Bhd	1	1

		4,389,545

Marshall Island
Paragon Shipping, Inc. (Class A Stock)	16,200	63,828
Safe Bulkers, Inc.	4,600	36,386
Teekay Tankers Ltd. (Class A Stock)	1,400	18,214

		118,428

Mexico — 0.2%
America Movil SAB de CV (Class L Stock), ADR	7,600	405,308
Industrias Penoles SAB de CV	123,115	2,980,752
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	35,400	227,120
Wal-Mart de Mexico SAB de CV (Class V Stock)	164,400	413,555

		4,026,735

Netherlands — 0.5%
Arcadis NV	38,061	852,759
Brit Insurance Holdings NV	29,707	478,332
Fugro NV	12,648	831,688
Heineken Holding NV	44,969	1,967,248
Koninklijke Ahold NV	23,450	316,102
Koninklijke BAM Groep NV	25,697	166,400
Koninklijke DSM NV	20,245	1,037,172
Koninklijke KPN NV	119,402	1,846,683
Koninklijke Vopak NV	12,508	596,975
Nutreco NV	2,653	194,036
Schlumberger Ltd.	11,200	690,032
Sligro Food Group NV	25,726	830,482
Unilever NV, CVA	55,050	1,645,406
Vastned Offices / Industrial, REIT	1,731	28,553

		11,481,868

New Zealand
Air New Zealand Ltd.	28,501	26,557
Kiwi Income Property Trust, REIT	62,603	46,392

		72,949

Norway — 0.1%
Aker ASA (Class A Stock)	7,679	151,461
Aker Solutions ASA	8,300	120,312
Eltek ASA*	48,000	24,893
Olsen (Fred) Energy ASA	24,653	859,752
SpareBank 1 SMN	5,984	49,857
SpareBank 1 SR-Bank	3,000	27,035
Statoil ASA	43,334	904,089
TGS Nopec Geophysical Co. ASA	26,500	380,976

		2,518,375

Philippines — 0.1%
Globe Telecom, Inc.	11,750	238,293
Philippine Long Distance Telephone Co., ADR	17,400	1,041,564
Rizal Commercial Banking Corp.	37,700	23,624
Semirara Mining Corp.	54,060	160,388
Union Bank of Philippines	17,400	20,935

		1,484,804

Poland — 0.2%
KGHM Polska Miedz SA	102,242	4,125,767
Telekomunikacja Polska SA	69,864	432,136
Zaklady Azotowe Pulawy SA	4,330	112,613

		4,670,516

Portugal — 0.1%
Banco BPI SA	85,266	181,682
Banco Espirito Santo SA	151,685	702,035
Portugal Telecom SGPS SA	50,155	669,380

		1,553,097

Russia — 0.1%
Mobile Telesystems OJSC, ADR	54,800	1,163,404

Singapore — 0.9%
Boustead Singapore Ltd.	65,000	48,932
CapitaCommercial Trust, REIT	69,000	77,652
DBS Group Holdings Ltd.	88,000	942,164
Hong Leong Asia Ltd.	195,000	492,282
Jardine Cycle & Carriage Ltd.	41,920	1,252,723
K-Green Trust*	54,000	44,757
Keppel Corp. Ltd.	270,000	1,843,662
Keppel Land Ltd.	116,000	357,235

Lippo-Mapletree Indonesia Retail Trust, REIT	100,000	38,020
M1 Ltd.	482,000	802,661
Oversea-Chinese Banking Corp. Ltd.	415,000	2,792,753
SembCorp Industries Ltd.	943,000	3,126,363
SembCorp Marine Ltd.	573,000	1,712,334
SIA Engineering Co. Ltd.	213,000	745,038
Singapore Post Ltd.	684,000	634,537
Singapore Technologies Engineering Ltd.	238,000	608,076
SMRT Corp. Ltd.	622,000	969,584
Starhill Global, REIT	265,000	116,873
StarHub Ltd.	1,117,000	2,191,362
Straits Asia Resources Ltd.	117,000	195,727
Suntec Real Estate Investment Trust	84,000	96,449
Venture Corp. Ltd.	47,000	350,954

		19,440,138

South Africa — 0.4%
Adcock Ingram Holdings Ltd.	9,086	82,775
African Bank Investments Ltd.	56,937	292,843
Aveng Ltd.	44,793	279,545
Discovery Holdings Ltd.	81,068	454,988
Grindrod Ltd.	74,435	179,406
Investec Ltd.	23,567	201,073
Kumba Iron Ore Ltd.	79,062	4,116,634
Massmart Holdings Ltd.	3,870	82,061
Mr. Price Group Ltd.	90,201	711,747
Nedbank Group Ltd.	7,947	168,158
Palabora Mining Co. Ltd.	1,086	14,724
Pick’n Pay Stores Ltd.	53,643	332,621
Pretoria Portland Cement Co. Ltd.	62,807	287,983
Spar Group Ltd. (The)	29,559	393,965
Truworths International Ltd.	5,633	56,570
Woolworths Holdings Ltd.	6,368	24,704

		7,679,797

South Korea — 0.6%
Daishin Securities Co. Ltd.	13,260	174,435
Daishin Securities Co. Ltd. (PRFC Shares)	2,450	19,381
Dongil Industries Co. Ltd.	386	23,866
GS Engineering & Construction Corp.	3,315	254,966
GS Home Shopping, Inc.	2,193	183,095
Halla Climate Control	29,920	560,221
Hanil E-Wha Co. Ltd.	14,220	107,250
Hankook Shell Oil Co. Ltd.	244	42,798
Hansol LCD, Inc.	4,480	203,520
Hanwha Chem Corp.	22,020	528,171
Hyundai Motor Co. (PRFC Shares)	1,000	40,956
Inzi Controls Co. Ltd.	6,720	33,121
ISU Chemical Co. Ltd.	3,810	71,839
IsuPetasys Co. Ltd.	19,660	59,312
Kangwon Land, Inc.	121,310	2,638,446
KCC Corp.	822	264,568
KG Chemical Corp.	10,050	92,986
Korea Zinc Co. Ltd.	5,930	1,627,792
KT&G Corp.	10,534	628,206
Kyung Nong Corp.	28,580	100,259
LG Chem Ltd.	5,671	1,658,652
LG Corp.	5,144	372,182
Nexen Corp.	300	14,734
Poongsan Holdings Corp.	3,360	115,953
S1 Corp.	11,462	629,267
Samsung Card Co.	9,070	456,582
Samsung Electronics Co. Ltd.	1,163	792,502
Sebang Co. Ltd.	4,060	60,531
Sejong Industrial Co. Ltd.	15,860	198,207
Simm Tech Co. Ltd.*	11,881	124,515
SK Telecom Co. Ltd., ADR	5,100	89,097
Sungwoo Hitech Co. Ltd.	12,604	149,225
Thinkware Systems Corp.	3,749	45,373
Uangel Corp.	1,940	7,180
Uniquest Corp.*	2,870	7,979
Yuhan Corp.	472	76,787

		12,453,954

Spain — 0.5%
Almirall SA	9,399	103,275
Banco Bilbao Vizcaya Argentaria SA	65,742	887,715
Banco Popular Espanol SA	74,950	475,117
Banco Santander SA	4,854	61,653
Bankinter SA	99,231	689,506
Bolsas y Mercados Espanoles SA	2,305	61,620
Construcciones y Auxiliar de Ferrocarriles SA	529	270,796
Criteria Caixacorp SA	139,043	730,339
Duro Felguera SA	22,906	196,103
Duro Felguera SA, I -10 Shares	13,744	117,662
Enagas	15,248	308,997
Grifols SA	47,644	683,282
Indra Sistemas SA	2,819	53,764
Industria de Diseno Textil SA	10,345	821,773
Mapfre SA	34,986	106,455
Miquel y Costas & Miquel SA	227	5,790
Obrascon Huarte Lain SA	2,653	74,504
Prosegur Cia de Seguridad SA	14,577	871,989
Red Electrica Corp. SA	20,365	957,672
Repsol YPF SA	27,129	698,806
Tecnicas Reunidas SA	14,369	766,011
Telefonica SA	22,495	557,054
Viscofan SA	13,732	452,654
Zardoya Otis SA	28,946	518,119

		10,470,656

Sweden — 0.5%
Axfood AB	43,560	1,434,045
Boliden AB	75,734	1,147,187
Hennes & Mauritz AB (Class B Stock)	24,754	896,459
Intrum Justitia AB	47,526	544,687
Klovern AB	15,500	74,506
Kungsleden AB	5,155	43,785
NCC AB (Class B Stock)	28,625	585,211
Nordea Bank AB	26,893	280,088
Peab AB	34,559	253,795
Svenska Cellulosa AB SCA (Class B Stock)	37,597	571,735
Svenska Handelsbanken AB (Class A Stock)	7,657	250,941
Tele2 AB (Class B Stock)	53,136	1,115,483
TeliaSonera AB	398,639	3,229,163

		10,427,085

Switzerland — 1.3%
ACE Ltd.	75,600	4,403,700
Baloise Holding AG	13,014	1,173,399
Banque Cantonale Vaudoise	628	321,781
BB Biotech AG	4,946	283,880
Compagnie Financiere Tradition SA	551	61,400
Credit Suisse Group AG	18,138	775,247
Garmin Ltd.(a)	32,000	971,200
Geberit AG	2,867	510,584
Gurit Holding AG	50	28,494
Helvetia Holding AG	2,258	784,722
Kuehne & Nagel International AG	7,101	852,713
Lindt & Spruengli AG	11	307,281
Mobilezone Holding AG	4,421	46,115
Nestle SA	48,581	2,588,119
Noble Corp.	8,700	293,973
Novartis AG	20,132	1,154,468
Pargesa Holding SA	2,981	217,663
Partners Group Holding AG	2,118	350,898
Roche Holding AG	25,086	3,425,982
Schindler Holding AG	12,654	1,357,280
SGS SA	321	518,748
Sika AG	28	51,660
Sonova Holding AG	5,648	689,727
Straumann Holding AG	3,469	774,184
Sulzer AG	8,080	937,384
Swatch Group AG (The)	486	182,847
Syngenta AG	6,259	1,555,435
Tyco Electronics Ltd.	34,400	1,005,168
UBS AG*	115,093	1,953,647
Zurich Financial Services AG	539	126,323

		27,704,022

Taiwan — 0.8%
Asia Polymer	33,600	33,233
Asustek Computer, Inc.	34,673	248,604
Cheng Shin Rubber Industry Co. Ltd.	463,000	1,019,618
Chicony Electronics Co. Ltd.	326,550	689,861
China Metal Products Co. Ltd.	131,000	137,116
Chinese Maritime Transport Ltd.	68,000	146,485
Chun Yuan Steel	138,000	66,258
Compal Electronics, Inc.	410,951	491,302
Coretronic Corp.	269,000	413,296
Delta Electronics, Inc.	166,000	693,405
Far EasTone Telecommunications Co. Ltd.	80,000	112,030
Farglory Land Development Co. Ltd.	398,000	968,199
Feng Tay Enterprise Co. Ltd.	19,000	19,340
First Copper Technology Co. Ltd.	325,000	148,760
FSP Technology, Inc.	28,000	34,461
Fubon Financial Holding Co. Ltd.	801,962	987,002
Getac Technology Corp.	82,000	49,082
Highwealth Construction Corp.	304,000	489,452
HTC Corp.	74,262	1,685,315
Inventec Co. Ltd.	407,715	212,069
Leader Electronics, Inc.	39,899	27,394
MediaTek, Inc.	101,125	1,420,990
MIN AIK Technology Co. Ltd.	42,000	75,553
O-TA Precision Industry Co. Ltd.	12,000	16,036
Pegatron Corp.*	93,324	122,026
Phihong Technology Co. Ltd.	128,000	192,564
Powertech Technology, Inc.	305,250	981,951
Quanta Computer, Inc.	346,513	562,336
Roundtop Machinery Industries Co. Ltd.	31,000	25,601
Senao International Co. Ltd.	27,000	43,817
Shih Wei Navigation Co. Ltd.	66,000	83,341
Sigurd Microelectronics Corp.	230,000	198,406
Simplo Technology Co. Ltd.	145,700	830,133
Sincere Navigation	280,000	331,610
Sinon Corp.	319,000	146,525
Taiwan Mobile Co. Ltd.	680,000	1,403,902
Ton Yi Industrial Corp.	476,000	243,017
Topco Scientific Co. Ltd.	37,000	47,551
Transcend Information, Inc.	178,000	458,653
Tripod Technology Corp.	46,000	175,952
Ttet Union Corp.	66,000	86,193
U-Ming Marine Transport Corp.	205,000	402,894
Weikeng Industrial Co. Ltd.	86,000	65,653
Wistron Corp.	510,335	931,104
Yosun Industrial Corp.	67,182	120,638
Yufo Electronics Co. Ltd.	59,000	54,200

		17,692,928

Thailand — 0.3%
Advanced Info Service PCL, NVDR	436,700	1,366,936
Asian Property Development PCL, NVDR	187,900	46,743
Bangchak Petroleum PCL, NVDR	210,600	101,310
Bangkok Bank PCL	108,800	578,952
Bangkok Expressway PCL, NVDR	98,600	60,752
Banpu PCL, NVDR	110,100	2,597,417
BEC World PCL, NVDR	59,800	76,351
Charoen Pokphand Foods PCL, NVDR	1,098,200	913,659
Electricity Generating PCL, NVDR	16,000	49,291
Land and Houses PCL, NVDR	1,085,200	264,596
Lanna Resources PCL, NVDR	289,800	191,927
MCS Steel PCL, NVDR	282,600	82,406
Padaeng Industry PCL, NVDR	207,800	153,368
Property Perfect PCL, NVDR	227,500	34,631
PTT PCL	17,600	171,651
PTT PCL, NVDR	9,100	89,051
Ratchaburi Electricity Generating Holding PCL, NVDR	22,500	28,171
Siam Commercial Bank PCL, NVDR	131,000	446,738
Siam Makro PCL, NVDR	4,600	22,735
Thai Union Frozen Products PCL, NVDR	82,300	156,600

		7,433,285

Turkey — 0.3%
Akbank TAS	145,196	888,310
Anadolu Sigorta	143,396	122,921
Aselsan Elektronik Sanayi Ve Ticaret A/S	43,367	199,364
BIM Birlesik Magazalar A/S	13,848	399,678
Pinar SUT Mamulleri Sanayii A/S	11,981	81,996
Tofas Turk Otomobil Fabrikasi A/S	126,623	656,509
Tupras Turkiye Petrol Rafine	23,068	621,929
Turk Ekonomi Bankasi A/S*	118,264	191,309
Turk Hava Yollari*	49,496	201,878

Turk Telekomunikasyon A/S	44,477	199,855
Turkcell Iletisim Hizmet A/S	17,214	116,025
Turkcell Iletisim Hizmet A/S, ADR	8,600	144,136
Turkiye Garanti Bankasi A/S	140,581	816,343
Turkiye Halk Bankasi A/S	54,312	503,115
Turkiye Is Bankasi (Class C Stock)	210,051	893,031
Turkiye Vakiflar Bankasi Tao (Class D Stock)	291,817	887,626
Vestel Beyaz Esya Sanayi ve Ticaret A/S	7,291	19,959

		6,943,984

United Kingdom — 2.8%
Aberdeen Asset Management PLC	213,509	538,317
Admiral Group PLC	15,276	399,790
Aero Inventory PLC*	16,478	—
Aggreko PLC	2,220	54,752
Amlin PLC	40,586	255,854
Anglo Pacific Group PLC	25,394	120,272
Ashmore Group PLC	128,961	677,846
AstraZeneca PLC	81,691	4,149,484
Aveva Group PLC	9,834	226,007
Aviva PLC	95,110	595,988
BAE Systems PLC	54,449	292,782
Balfour Beatty PLC	61,294	257,566
Barclays PLC	113,457	533,974
Beazley PLC	207,850	377,446
BG Group PLC	85,848	1,508,388
BHP Billiton PLC	88,240	2,806,968
Booker Group PLC	184,858	139,534
British American Tobacco PLC	54,229	2,022,790
British Land Co. PLC, REIT	198,871	1,452,685
Brown (N) Group PLC	44,356	161,863
Burberry Group PLC	48,197	787,409
Capita Group PLC (The)	42,286	522,115
Carillion PLC	114,199	562,402
Chaucer Holdings PLC	245,417	186,979
Cineworld Group PLC	3,661	11,675
Cobham PLC	131,660	477,763
Cranswick PLC	1,247	16,063
Dairy Crest Group PLC	9,832	57,270
Davis Service Group PLC	43,613	275,073
Drax Group PLC	20,861	125,609
EnQuest PLC*	60,979	110,927
FirstGroup PLC	106,185	605,170
Fresnillo PLC	25,078	489,285
G4S PLC	255,683	1,022,603
Game Group PLC	54,028	56,016
GlaxoSmithKline PLC	158,526	3,124,051
Greggs PLC	12,210	91,031
Halfords Group PLC	99,897	694,876
Halma PLC	171,906	854,696
Headlam Group PLC	3,480	16,017
Hill & Smith Holdings PLC	13,315	59,821
Home Retail Group PLC	148,972	482,080
HSBC Holdings PLC	114,278	1,157,895
ICAP PLC	19,592	132,803
IG Group Holdings PLC	239,410	1,869,909
Imperial Tobacco Group PLC	23,000	685,397
International Power PLC	154,026	938,799
Interserve PLC	54,950	173,720
Intertek Group PLC	2,499	71,840
Investec PLC	137,667	1,099,684
John Wood Group PLC	112,491	771,522
Keller Group PLC	12,023	111,527
Legal & General Group PLC	824,238	1,340,109
Man Group PLC	283,097	974,372
Marks & Spencer Group PLC	149,750	912,972
Mitie Group PLC	81,622	245,156
National Grid PLC	54,603	463,188
NEXT PLC	41,238	1,435,537
Paragon Group of Cos. PLC	145,351	373,550
Petrofac Ltd.	95,599	2,061,916
Prudential PLC	9,795	97,938
Reckitt Benckiser Group PLC	37,885	2,083,562
Robert Wiseman Dairies PLC	2,066	10,421
Rotork PLC	27,654	747,194
Royal Dutch Shell PLC (Class A Stock) (XAMS)	37,181	1,124,746
Royal Dutch Shell PLC (Class A Stock) (XLON)	44,581	1,341,814
Royal Dutch Shell PLC (Class B Stock)	33,691	982,817
RPS Group PLC	81,081	238,181
RSA Insurance Group PLC	47,063	96,628
Sage Group PLC (The)	24,395	105,884
Sainsbury (J.) PLC	209,379	1,285,060
Scottish & Southern Energy PLC	33,172	582,587
Severfield-Rowen PLC	24,812	79,026
Smith & Nephew PLC	155,316	1,416,333
Spirax-Sarco Engineering PLC	7,818	221,063
Standard Life PLC	82,200	298,543
Tesco PLC	424,744	2,829,047
Tullett Prebon PLC	25,039	156,312
Vedanta Resources PLC	39,164	1,331,962
Vitec Group PLC (The)	4,998	39,571
Vodafone Group PLC	37,684	92,999
Weir Group PLC (The)	34,222	764,993
WH Smith PLC	46,444	330,648
Wincanton PLC	4,348	15,778
WM Morrison Supermarkets PLC	231,848	1,076,965
WSP Group PLC	12,948	76,071

		59,447,276

United States — 40.0%
3M Co.	27,700	2,401,867
Abbott Laboratories	58,900	3,076,936
Advance America Cash Advance Centers, Inc.	18,500	74,555
Advance Auto Parts, Inc.	34,900	2,047,932
Aecom Technology Corp.*	43,500	1,055,310
Aeropostale, Inc.*	21,850	508,013
Aflac, Inc.	25,300	1,308,263
Airgas, Inc.	17,400	1,182,330
Alexion Pharmaceuticals, Inc.*	6,900	444,084
Alliance Resource Partners LP(a)	42,300	2,467,782
Allstate Corp. (The)	87,900	2,773,245
Altria Group, Inc.	25,800	619,716
Ameren Corp.	24,600	698,640
American Financial Group, Inc.	122,500	3,746,050
Amerigas Partners LP	31,650	1,418,236
AMERIGROUP Corp.*	24,400	1,036,268
AmerisourceBergen Corp.(a)	67,800	2,078,748
Amgen, Inc.*	18,600	1,025,046
Amkor Technology, Inc.*(a)	97,300	639,261
Ampco-Pittsburgh Corp.	6,700	166,294
Andersons, Inc. (The)	8,400	318,360

Annaly Capital Management, Inc., REIT	29,200	513,920
Apache Corp.	32,200	3,147,872
Apogee Enterprises, Inc.	14,800	135,420
Apollo Investment Corp.	65,800	673,134
Apple, Inc.*	3,200	908,000
AptarGroup, Inc.	6,200	283,154
Archer-Daniels-Midland Co.	6,000	191,520
Ares Capital Corp.	29,300	458,545
Arrow Electronics, Inc.*	22,900	612,117
Assurant, Inc.	57,500	2,340,250
AT&T, Inc.	37,600	1,075,360
Atmel Corp.*(a)	169,400	1,348,424
Atmos Energy Corp.	17,200	503,100
Automatic Data Processing, Inc.	9,800	411,894
Avista Corp.	23,800	496,944
Baldor Electric Co.	7,500	303,000
Bank of Hawaii Corp.	40,500	1,819,260
Barnes & Noble, Inc.(a)	18,300	296,643
Baxter International, Inc.	53,400	2,547,714
BB&T Corp.	3,200	77,056
Becton, Dickinson and Co.(a)	25,600	1,896,960
Bemis Co., Inc.(a)	34,300	1,089,025
Berkshire Hills Bancorp, Inc.	4,700	89,112
Best Buy Co., Inc.	47,000	1,919,010
BGC Partners, Inc. (Class A Stock)	52,900	315,813
BMC Software, Inc.*	32,000	1,295,360
Brinker International, Inc.	23,300	439,438
Bristol-Myers Squibb Co.	153,900	4,172,229
Broadridge Financial Solutions, Inc.	39,700	907,939
Brocade Communications Systems, Inc.*	118,900	694,376
Brown-Forman Corp. (Class B Stock)	22,100	1,362,244
Buckle, Inc. (The)(a)	35,500	942,170
Burger King Holdings, Inc.	154,000	3,677,520
C.H. Robinson Worldwide, Inc.(a)	5,900	412,528
C.R. Bard, Inc.	27,200	2,214,896
Cabot Corp.	42,700	1,390,739
Cabot Microelectronics Corp.*	20,800	669,344
CACI International, Inc. (Class A Stock)*	7,000	316,820
Cal-Maine Foods, Inc.(a)	11,500	333,270
Campbell Soup Co.	23,600	843,700
Capella Education Co.*	6,300	489,006
CARBO Ceramics, Inc.(a)	4,800	388,800
CareFusion Corp.*	9,500	235,980
Carter’s, Inc.*	24,000	631,920
Cash America International, Inc.(a)	9,200	322,000
CenturyLink, Inc.	21,236	837,973
CF Industries Holdings, Inc.	13,000	1,241,500
Chevron Corp.	13,151	1,065,889
Chimera Investment Corp., REIT	131,813	520,661
Chubb Corp.	14,600	832,054
Church & Dwight Co., Inc.(a)	1,100	71,434
Cincinnati Financial Corp.	7,300	210,605
Citigroup, Inc.*	149,700	583,830
Citrix Systems, Inc.*	13,900	948,536
Cleco Corp.	22,100	654,602
Cloud Peak Energy, Inc.*	27,100	494,575
CNA Financial Corp.*	11,100	310,689
Coach, Inc.	27,200	1,168,512
Coca-Cola Co. (The)	34,200	2,001,384
Cognizant Technology Solutions Corp. (Class A Stock)*	6,600	425,502
Colgate-Palmolive Co.	26,100	2,006,046
Colonial Properties Trust, REIT	6,400	103,616
Comerica, Inc.	37,900	1,407,985
Commerce Bancshares, Inc.	30,300	1,138,977
CommonWealth REIT	2,400	61,440
Community Bank System, Inc.	18,800	432,588
Computer Sciences Corp.	14,300	657,800
ConAgra Foods, Inc.	24,400	535,336
Concho Resources, Inc.*	18,200	1,204,294
ConocoPhillips	21,700	1,246,231
Consolidated Communications Holdings, Inc.	15,600	291,252
Consolidated Edison, Inc.	13,400	646,148
Copart, Inc.*	34,200	1,127,574
Crown Holdings, Inc.*	110,900	3,178,394
Cullen / Frost Bankers, Inc.	69,200	3,727,804
DaVita, Inc.*	38,700	2,671,461
Dell, Inc.*	69,100	895,536
Delphi Financial Group, Inc. (Class A Stock)	37,600	939,624
Deluxe Corp.	32,200	615,986
DENTSPLY International, Inc.	32,800	1,048,616
DeVry, Inc.(a)	51,700	2,544,157
Diamond Offshore Drilling, Inc.(a)	19,000	1,287,630
Dick’s Sporting Goods, Inc.*	23,600	661,744
Digital Realty Trust, Inc., REIT(a)	11,293	696,778
Digital River, Inc.*	40,200	1,368,408
Dollar Tree, Inc.*(a)	15,750	767,970
Donaldson Co., Inc.	10,700	504,291
Dorchester Minerals LP	15,300	411,417
Dover Corp.	20,400	1,065,084
DPL, Inc.	63,200	1,651,416
DreamWorks Animation SKG, Inc. (Class A Stock)*	12,500	398,875
Dresser-Rand Group, Inc.*	7,000	258,230
Dril-Quip, Inc.*	6,200	385,082
DTE Energy Co.	12,000	551,160
Ducommun, Inc.	10,600	230,868
Duke Realty Corp., REIT	3,600	41,724
E.I. du Pont de Nemours & Co.	60,800	2,712,896
EarthLink, Inc.	67,200	610,848
East West Bancorp, Inc.	72,600	1,181,928
Eastman Chemical Co.	16,000	1,184,000
eBay, Inc.*	48,500	1,183,400
Ecolab, Inc.	4,500	228,330
Eli Lilly & Co.	79,800	2,915,094
Emdeon, Inc. (Class A Stock)*	34,000	414,120
Emergency Medical Services Corp. (Class A Stock)*	35,300	1,879,725
Emerson Electric Co.	17,100	900,486
Energen Corp.	36,000	1,645,920
Energy Transfer Partners LP	12,500	603,500
Equifax, Inc.	3,700	115,440
Erie Indemnity Co. (Class A Stock)	5,600	313,936
Exelon Corp.	41,498	1,766,985
FactSet Research Systems, Inc.	8,000	649,040
Family Dollar Stores, Inc.	48,800	2,155,008
Fastenal Co.(a)	6,500	345,735
Federated Investors, Inc. (Class B Stock)(a)	105,500	2,401,180

First Citizens BancShares, Inc. (Class A Stock)	1,100	203,797
First Defiance Financial Corp.	1,500	15,120
First Financial Bancorp	16,900	281,892
FirstEnergy Corp.(a)	15,500	597,370
Flowers Foods, Inc.	18,700	464,508
Flowserve Corp.	10,500	1,148,910
Fluor Corp.	31,700	1,570,101
FMC Corp.	1,200	82,092
FMC Technologies, Inc.*	6,600	450,714
FNB Corp.	45,100	386,056
Foot Locker, Inc.	34,100	495,473
Fossil, Inc.*	13,900	747,681
Franklin Resources, Inc.	3,400	363,460
Freeport-McMoRan Copper & Gold, Inc.(a)	37,600	3,210,664
Frontier Communications Corp.	83,816	684,777
Furiex Pharmaceuticals, Inc.*	22,541	254,262
Gap, Inc. (The)	11,500	214,360
Gen-Probe, Inc.*(a)	14,800	717,208
General Dynamics Corp.	56,700	3,561,327
General Mills, Inc.	46,200	1,688,148
Genuine Parts Co.	18,800	838,292
Gilead Sciences, Inc.*(a)	60,200	2,143,722
Gladstone Capital Corp.	12,900	145,383
Glatfelter	34,200	415,872
Global Cash Access Holdings, Inc.*	27,900	113,832
Goldman Sachs Commodity Strategy Fund, ETF	3,113,123	17,993,850
Goldman Sachs Group, Inc. (The)	14,200	2,053,036
Goldman Sachs High Yield Fund, ETF	18,831,595	135,399,167
Goodrich Corp.	14,600	1,076,458
Google, Inc. (Class A Stock)*	700	368,053
Great Southern Bancorp, Inc.	1,600	34,832
Greenhill & Co., Inc.	2,300	182,436
Gymboree Corp.*(a)	6,900	286,626
Hanover Insurance Group, Inc. (The)	15,800	742,600
Harris Corp.	42,800	1,895,612
Hasbro, Inc.(a)	34,800	1,548,948
HCC Insurance Holdings, Inc.	140,300	3,660,427
Health Care REIT, Inc.(a)	18,801	890,039
Health Management Associates, Inc. (Class A Stock)*	34,200	261,972
Henry Schein, Inc.*	1,700	99,586
Hercules Technology Growth Capital, Inc.	38,840	392,672
Hershey Co. (The)	21,450	1,020,805
Hewitt Associates, Inc. (Class A Stock)*	19,000	958,170
Hewlett-Packard Co.	25,900	1,089,613
HickoryTech Corp.	1,500	12,795
Hologic, Inc.*	35,000	560,350
Horace Mann Educators Corp.	36,300	645,414
Hormel Foods Corp.	65,900	2,939,140
Hospira, Inc.*	14,400	820,944
Hubbell, Inc. (Class B Stock)	22,900	1,162,175
Hudson City Bancorp, Inc.	44,700	548,022
IBERIABANK Corp.	13,400	669,732
IDEX Corp.	47,000	1,668,970
IDEXX Laboratories, Inc.*	5,200	320,944
Immucor, Inc.*	16,800	333,144
Ingles Markets, Inc. (Class A Stock)	1,900	31,559
Integrated Device Technology, Inc.*	159,000	930,150
Integrys Energy Group, Inc.(a)	12,700	661,162
Intel Corp.	74,100	1,424,943
InterDigital, Inc.*(a)	13,900	411,579
International Business Machines Corp.	22,100	2,964,494
International Shipholding Corp.	8,500	240,040
Interpublic Group of Cos., Inc.*(a)	52,800	529,584
Intuit, Inc.*	20,100	880,581
Investment Technology Group, Inc.*	7,500	106,650
iShares Dow Jones US Real Estate Index Fund, ETF(a)	73,373	3,879,964
iShares Gold Trust, ETF*(a)	3,367,368	43,102,310
iShares Russell 2000 Index Fund(a)	19,400	1,308,918
iShares Russell Midcap Index Fund, ETF	28,800	2,602,656
iShares S&P GSCI Commodity Indexed Trust*(a)	668,718	20,068,227
iShares S&P World Ex-US Property Index Fund, ETF(a)	19,898	660,580
ITT Corp.	50,600	2,369,598
J.M. Smucker Co. (The)	7,000	423,710
j2 Global Communications, Inc.*	20,500	487,695
Jack Henry & Associates, Inc.	26,200	668,100
James River Coal Co.*	19,800	347,094
Johnson & Johnson	57,600	3,568,896
Jos. A. Bank Clothiers, Inc.*	17,700	754,197
Joy Global, Inc.	13,900	977,448
JPMorgan Chase & Co.	82,400	3,136,968
Kellogg Co.(a)	37,800	1,909,278
Kimberly-Clark Corp.	38,698	2,517,305
KKR & Co. LP	59,900	634,940
Knight Capital Group, Inc. (Class A Stock)*(a)	41,400	512,946
Kraft Foods, Inc. (Class A Stock)	27,800	857,908
Kroger Co. (The)	28,900	625,974
L-3 Communications Holdings, Inc.	38,000	2,746,260
Laboratory Corp. of America Holdings*(a)	13,500	1,058,805
Laclede Group, Inc. (The)	9,500	326,990
Lamar Advertising Co. (Class A Stock)*(a)	13,300	423,206
LaSalle Hotel Properties, REIT	13,714	320,770
Lexmark International, Inc. (Class A Stock)*	27,400	1,222,588
Liberty Media Corp. — Starz (Class A Stock)*	3,500	227,080
Life Technologies Corp.*	43,300	2,021,677
Life Time Fitness, Inc.*(a)	33,600	1,326,192
LifePoint Hospitals, Inc.*(a)	27,400	960,644
Lockheed Martin Corp.	52,300	3,727,944
Loews Corp.	65,700	2,490,030
Lorillard, Inc.	26,653	2,140,502
Lubrizol Corp. (The)(a)	17,300	1,833,281
Magellan Midstream Partners LP	16,230	835,034
Mantech International Corp. (Class A Stock)*	19,600	776,160
Marathon Oil Corp.	21,500	711,650
Masimo Corp.(a)	54,500	1,488,395
Mattel, Inc.	80,100	1,879,146

McCormick & Co., Inc.	27,900	1,172,916
McDonald’s Corp.	27,500	2,049,025
McGrath RentCorp	18,900	452,655
Medtronic, Inc.	2,900	97,382
Men’s Wearhouse, Inc. (The)	32,800	780,312
Merck & Co., Inc.	27,300	1,004,913
MetroPCS Communications, Inc.*(a)	64,300	672,578
Micron Technology, Inc.*(a)	161,600	1,165,136
Microsoft Corp.	111,500	2,730,635
MicroStrategy, Inc. (Class A Stock)*	2,200	190,542
Molex, Inc.	68,800	1,439,984
Molycorp, Inc.*	31,800	899,622
Monster Worldwide, Inc.*(a)	85,500	1,108,080
Morgan Stanley	42,400	1,046,432
National Health Investors, Inc., REIT	2,300	101,338
National Oilwell Varco, Inc.	34,300	1,525,321
National Retail Properties, Inc., REIT(a)	6,600	165,726
National Semiconductor Corp.	61,800	789,186
Natural Resource Partners LP(a)	33,600	899,808
NBTY, Inc.*	57,900	3,183,342
Nektar Therapeutics*(a)	29,500	435,715
NeuStar, Inc. (Class A Stock)*	77,300	1,921,678
NewMarket Corp.	8,300	943,544
Newmont Mining Corp.	28,800	1,808,928
NextEra Energy, Inc.	13,900	756,021
NGP Capital Resources Co.	30,400	275,424
NII Holdings, Inc.*	23,900	982,290
NIKE, Inc. (Class B Stock)(a)	17,540	1,405,656
North European Oil Royalty Trust	8,300	222,855
Northeast Utilities	47,500	1,404,575
Northern Trust Corp.	27,300	1,316,952
Northrop Grumman Corp.	8,000	485,040
NorthStar Realty Finance Corp., REIT(a)	22,800	85,272
NorthWestern Corp.	17,300	493,050
NTELOS Holdings Corp.	11,900	201,348
Oceaneering International, Inc.*	10,600	570,916
Oil-Dri Corp. of America	600	12,906
Old Republic International Corp.	33,900	469,515
Omnicare, Inc.(a)	101,300	2,419,044
One Liberty Properties, Inc., REIT	4,847	77,116
Onyx Pharmaceuticals, Inc.*	9,600	253,248
Oracle Corp.	57,300	1,538,505
Pactiv Corp.*	38,700	1,276,326
Parametric Technology Corp.*	107,800	2,106,412
Paychex, Inc.	22,900	629,521
Penn Virginia GP Holdings LP	28,700	656,082
Penn Virginia Resource Partners LP(a)	29,200	719,780
Pennsylvania Real Estate Investment Trust(a)	12,900	152,994
Penske Automotive Group, Inc.*	43,800	578,160
People’s United Financial, Inc.	126,400	1,654,576
PepsiCo, Inc.	29,200	1,940,048
PetSmart, Inc.	24,700	864,500
Pfizer, Inc.	40,600	697,102
Pharmaceutical Product Development, Inc.	96,400	2,389,756
Philip Morris International, Inc.	40,700	2,280,014
PIMCO Commodity RealReturn Strategy Fund, ETF	8,562,996	70,387,826
PIMCO Developing Local Markets Fund, ETF	6,402,706	67,740,626
Pimco Emerging Local Bond Fund	7,537,794	83,368,000
PIMCO Emerging Markets Bond Fund, ETF	1,328,195	15,167,982
Pinnacle West Capital Corp.	3,600	148,572
Pitney Bowes, Inc.(a)	19,000	406,220
Portland General Electric Co.	32,800	665,184
PowerShares Listed Private Equity Portfolio, ETF(a)	69,728	681,940
Praxair, Inc.	8,300	749,158
Preformed Line Products Co.	500	17,435
ProAssurance Corp.*	5,100	293,709
Procter & Gamble Co. (The)	21,100	1,265,367
Progress Energy, Inc.	15,500	688,510
Protective Life Corp.	29,700	646,272
PS Business Parks, Inc., REIT	6,800	384,676
QLogic Corp.*	61,800	1,090,152
Quality Systems, Inc.	3,200	212,192
Quest Diagnostics, Inc.	40,400	2,038,988
Rayonier, Inc.	9,400	471,128
Raytheon Co.	58,300	2,664,893
Regal-Beloit Corp.	16,600	974,254
Reinsurance Group of America, Inc.	25,900	1,250,711
Reliance Steel & Aluminum Co.	22,000	913,660
Rent-A-Center, Inc.	27,200	608,736
Republic Bancorp, Inc. (Class A Stock)	13,000	274,690
Republic Services, Inc.	108,800	3,317,312
Resource Capital Corp., REIT	7,400	46,990
Reynolds American, Inc.	14,500	861,155
Rockwell Collins, Inc.	19,200	1,118,400
Rollins, Inc.	15,800	369,404
Ross Stores, Inc.(a)	70,000	3,823,400
Rovi Corp.*(a)	24,500	1,235,045
Royal Gold, Inc.	7,200	358,848
RPM International, Inc.	37,500	747,000
RR Donnelley & Sons Co.	3,800	64,448
Ryder System, Inc.	24,200	1,035,034
Safety Insurance Group, Inc.	3,400	142,868
Safeway, Inc.	34,300	725,788
SAIC, Inc.*(a)	48,100	768,638
Sara Lee Corp.	42,300	568,089
Scientific Games Corp. (Class A Stock)*	78,000	756,600
Scripps Networks Interactive, Inc. (Class A Stock)	4,800	228,384
SEI Investments Co.	25,700	522,738
Sempra Energy	6,000	322,800
Senior Housing Properties Trust, REIT	7,400	173,900
Sigma-Aldrich Corp.(a)	10,700	646,066
Silgan Holdings, Inc.	47,600	1,508,920
SkyWest, Inc.	25,800	360,168
SM Energy Co.	34,200	1,281,132
Snap-on, Inc.	13,700	637,187
Southern Copper Corp.	43,300	1,520,696
Southern Union Co.	21,300	512,478
Spartan Stores, Inc.	15,500	224,750
StanCorp Financial Group, Inc.	19,200	729,600
Starbucks Corp.	58,200	1,488,756
State Street Corp.	30,400	1,144,864
Steelcase, Inc. (Class A Stock)	123,100	1,025,423

Stryker Corp.	43,800	2,192,190
Sunoco Logistics Partners LP	7,900	621,335
SUPERVALU, Inc.	43,200	498,096
Symantec Corp.*	138,700	2,104,079
SYNNEX Corp.*	17,500	492,450
Syntel, Inc.	8,500	378,250
Synthes, Inc.	1,631	188,553
Sysco Corp.	35,800	1,021,016
T. Rowe Price Group, Inc.	6,900	345,449
Tanger Factory Outlet Centers, REIT	23,186	1,092,988
TC Pipelines LP(a)	12,600	586,530
Tech Data Corp.*	18,100	729,430
Techne Corp.	12,400	765,452
TeleTech Holdings, Inc.*	9,900	146,916
Tellabs, Inc.	195,900	1,459,455
Teradata Corp.*	14,800	570,688
Terra Nitrogen Co. LP	3,604	326,775
Texas Instruments, Inc.	91,800	2,491,452
TIBCO Software, Inc.*	57,900	1,027,146
TJX Cos., Inc. (The)	46,800	2,088,684
TowneBank	9,900	148,104
Tractor Supply Co.	11,800	467,988
Transatlantic Holdings, Inc.	21,000	1,067,220
Travelers Cos., Inc. (The)	13,100	682,510
TriQuint Semiconductor, Inc.*	42,000	403,200
Trustmark Corp.	20,200	439,148
Tupperware Brands Corp.	34,100	1,560,416
tw telecom, Inc.*(a)	21,300	395,541
UGI Corp.	23,100	660,891
UniSource Energy Corp.	12,500	417,875
Unisys Corp.*(a)	6,800	189,720
United Fire & Casualty Co.	6,200	131,502
United Online, Inc.	4,600	26,312
United Technologies Corp.	34,800	2,478,804
Unitrin, Inc.	10,400	253,656
Universal Corp.(a)	10,900	436,981
Unum Group	77,800	1,723,270
USA Mobility, Inc.	7,300	117,019
Varian Medical Systems, Inc.*(a)	13,400	810,700
Vectren Corp.	6,900	178,503
VeriFone Holdings, Inc.*	13,700	425,659
VeriSign, Inc.*(a)	85,500	2,713,770
Verisk Analytics, Inc. (Class A Stock)*	71,800	2,011,118
Verizon Communications, Inc.	18,400	599,656
VF Corp.	8,700	704,874
Visa, Inc. (Class A Stock)	4,200	311,892
W.R. Berkley Corp.	73,800	1,997,766
W.W. Grainger, Inc.(a)	15,700	1,870,027
Wabtec Corp.	10,800	516,132
Waddell & Reed Financial, Inc. (Class A Stock)	58,500	1,600,560
Wal-Mart Stores, Inc.	44,500	2,381,640
Walgreen Co.	58,100	1,946,350
Waters Corp.*	19,300	1,366,054
Weis Markets, Inc.	3,000	117,390
WesBanco, Inc.	7,900	129,086
West Pharmaceutical Services, Inc.	13,200	452,892
Westamerica Bancorporation	17,200	937,228
Westar Energy, Inc.(a)	27,300	661,479
Western Digital Corp.*	86,200	2,447,218
WGL Holdings, Inc.	4,600	173,788
Wiley, (John) & Sons, Inc. (Class A Stock)	3,500	143,010
Windstream Corp.	50,300	618,187
World Fuel Services Corp.	12,900	335,529
WP Carey & Co. LLC	900	26,055
Yum! Brands, Inc.	16,100	741,566

		865,983,466

TOTAL COMMON STOCKS (cost $1,309,956,287)		1,386,519,768

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
FOREIGN BONDS — 5.4%

Australia — 0.4%
Commonwealth Bank of Australia, Gov’t. Liquid Gtd. Notes, 144A
2.40%	01/12/12	Aaa	$4,500	4,605,498
Rio Tinto Finance USA Ltd., Gtd. Notes(a)
7.125%	07/15/28	Baa1	1,470	1,859,523
Westpac Banking Corp., Sr. Unsec’d. Notes
2.25%	11/19/12	Aa1	1,870	1,906,106

				8,371,127

Austria — 0.1%
Oesterreichische Kontrollbank AG, Gov’t. Gtd. Notes
2.875%	03/15/11	Aaa	2,600	2,628,356

Bermuda — 0.1%
Digicel Group Ltd., Sr. Unsec’d. Notes, 144A
10.50%	04/15/18	Caa1	500	548,750
Global Crossing Ltd., Sr. Sec’d. Notes
12.00%	09/15/15	B2	500	565,000

				1,113,750

Brazil — 0.1%
Brazilian Government International Bond,
5.625%	01/07/41	Baa3	1,460	1,602,350

Canada — 1.3%
Air Canada, Sr. Sec’d. Notes, 144A(a)
9.25%	08/01/15	B2	500	505,000
Bombardier, Inc., Sr. Notes, 144A
7.75%	03/15/20	Ba2	500	540,000
Canadian Imperial Bank of Commerce, Covered, 144A(a)
2.00%	02/04/13	Aaa	7,315	7,501,152
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
5.70%	10/15/19	Baa2	1,000	1,171,814
6.75%	11/15/39	Baa2	465	561,426
CHC Helicopter SA, Sr. Sec’d. Notes, 144A
9.25%	10/15/20	B1	1,000	1,010,000
Harvest Operations Corp., Gtd. Notes, 144A
6.875%	10/01/17	Ba1	1,000	1,022,500
Nexen, Inc.,
Sr. Unsec’d. Notes
6.20%	07/30/19	Baa3	1,570	1,835,019
7.50%	07/30/39	Baa3	370	454,625
Province of Ontario Canada, Sr. Unsec’d. Notes
4.40%	04/14/20	Aa1	2,275	2,515,907
Province of Quebec Canada, Unsec’d. Notes
3.50%	07/29/20	Aa2	1,515	1,552,081
Royal Bank of Canada,
Covered, 144A
3.125%	04/14/15	Aaa	5,375	5,683,864
Sr. Notes, MTN
2.625%	12/15/15	Aaa	1,115	1,156,078
Talisman Energy, Inc., Sr. Unsec’d. Notes
6.25%	02/01/38	Baa2	1,795	1,973,723

TransCanada Pipelines Ltd.,
Sr. Unsec’d. Notes
3.80%	10/01/20	A3	550	562,081
6.10%	06/01/40	A3	675	762,053

				28,807,323

Cayman Islands — 0.1%
Offshore Group Investments Ltd., Sr. Sec’d. Notes, 144A
11.50%	08/01/15	B3	500	525,000
Petrobras International Finance Co., Gtd. Notes
5.75%	01/20/20	Baa1	880	979,184
Vale Overseas Ltd., Gtd. Notes
5.625%	09/15/19	Baa2	1,635	1,802,450

				3,306,634

Denmark — 0.1%
Danske Bank A/S, Gov’t. Liquid Gtd. Notes, 144A
2.50%	05/10/12	Aaa	1,605	1,643,165

France — 0.2%
Cie de Financement Foncier, Covered, 144A(a)
2.125%	04/22/13	Aaa	1,400	1,425,378
Rhodia SA, Sr. Notes, 144A
6.875%	09/15/20	B1	1,000	1,020,000
Vivendi, Sr. Unsec’d. Notes, 144A
5.75%	04/04/13	Baa2	2,705	2,944,809

				5,390,187

Germany — 0.1%
Kreditanstalt Fuer Wiederaufbau, Gov’t. Gtd. Notes, MTN
2.75%	09/08/20	Aaa	3,035	3,054,163

Ireland — 0.1%
Xl Capital PLC, Sr. Unsec’d. Notes(a)
5.25%	09/15/14	Baa2	1,720	1,832,860

Liberia
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes
11.875%	07/15/15	Ba3	500	606,250

Luxembourg — 0.3%
ArcelorMittal, Sr. Unsec’d. Notes
5.25%	08/05/20	Baa3	485	488,782
Expro Finance Luxembourg SCA, Sr. Sec’d. Notes
8.50%	12/15/16	B2	1,000	952,500
Intelsat Jackson Holdings SA, Sr. Unsec’d. Notes
7.25%	10/15/20	B3	1,500	1,507,500
Intelsat Luxembourg SA, Gtd. Notes
11.25%	02/04/17	Caa3	1,250	1,339,062
Telecom Italia Capital SA, Gtd. Notes
6.175%	06/18/14	Baa2	1,425	1,571,476

				5,859,320

Mexico — 0.2%
Grupo Bimbo SAB de CV, Gtd. Notes(a)
4.875%	06/30/20	Baa2	1,540	1,607,621
United Mexican States, Sr. Unsec’d. Notes
6.05%	01/11/40	Baa1	1,820	2,083,900

				3,691,521

Netherlands — 0.4%
Deutsche Telekom International Finance BV, Gtd. Notes
8.75%	06/15/30	Baa1	2,715	3,801,687
NXP BV / NXP Funding LLC, Gtd. Notes(a)
9.50%	10/15/15	Caa3	500	512,500
Rabobank Nederland NV,
Jr. Sub. Notes
11.00%(c)	06/19/49	A2	480	624,000
Sr. Unsec’d. Notes
4.20%	05/13/14	Aaa	1,200	1,278,516
Shell International Finance BV, Gtd. Notes
6.375%	12/15/38	Aa1	2,145	2,719,624

				8,936,327

Supra National Bank — 0.5%
European Investment Bank,
Sr. Unsec’d. Notes
4.875%	02/15/36	Aaa	3,810	4,248,237
Sr. Unsub. Notes
2.875%	09/15/20	Aaa	3,035	3,076,513
Inter-American Development Bank, Sr. Unsec’d. Notes
4.75%	10/19/12	Aaa	1,700	1,840,068
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes, MTN
5.50%	11/25/13	Aaa	1,400	1,593,207

				10,758,025

Sweden — 0.1%
Svenska Handelsbanken AB, Sr. Unsec’d. Notes(a)
4.875%	06/10/14	Aa2	1,510	1,650,499

Switzerland — 0.1%
Credit Suisse, Sub. Notes
6.00%	02/15/18	Aa2	1,330	1,468,807
Weatherford International Ltd., Gtd. Notes
7.00%	03/15/38	Baa2	355	377,095

				1,845,902

United Kingdom — 1.2%
Barclays Bank PLC,
Sr. Unsec’d. Notes
6.75%	05/22/19	Aa3	3,790	4,503,911
Sub. Notes
6.05%	12/04/17	Baa1	210	227,742
HSBC Bank PLC, Sr. Notes
3.50%	06/28/15	Aa2	1,525	1,599,667
HSBC Holdings PLC, Sub. Notes
6.80%	06/01/38	A1	4,550	5,277,277
Royal Bank of Scotland PLC (The),
Bank Gtd. Notes
4.875%	03/16/15	Aa3	3,440	3,619,124
Gov’t. Liquid Gtd. Notes
2.625%	05/11/12	Aaa	6,205	6,373,218
Standard Chartered PLC, Sr. Unsec’d. Notes(a)
3.85%	04/27/15	A3	1,235	1,288,154
Vodafone Group PLC, Sr. Unsec’d. Notes
5.45%	06/10/19	Baa1	1,250	1,446,552
WPP Finance UK, Gtd. Notes
8.00%	09/15/14	Baa3	1,820	2,170,532

				26,506,177

TOTAL FOREIGN BONDS (cost $112,821,781)				117,603,936

DOMESTIC CORPORATE BONDS — 15.4%
United States
Abbott Laboratories, Sr. Unsec’d. Notes
4.125%	05/27/20	A1	1,460	1,588,965
Advance Auto Parts, Inc., Gtd. Notes
5.75%	05/01/20	Ba1	955	1,030,020
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes(a)
7.75%	08/01/20	Ba3	500	516,250
Affinia Group Holdings, Inc., Sr. Sec’d. Notes
10.75%	08/15/16	B1	500	556,250
Allbritton Communications Co., Sr. Unsec’d. Notes
8.00%	05/15/18	B2	500	501,250
Allegheny Energy Supply Co. LLC, Sr. Unsec’d. Notes(a)
5.75%	10/15/19	Baa3	1,410	1,458,407
Ally Financial, Inc., Gtd. Notes
7.50%	09/15/20	B3	2,000	2,130,000

Altria Group, Inc., Gtd. Notes
10.20%	02/06/39	Baa1	1,085	1,603,520
AMC Entertainment, Inc., Sr. Unsec’d. Notes
8.75%	06/01/19	B1	500	526,875
American Axle & Manufacturing Holdings, Inc., Sr. Sec’d. Notes
9.25%	01/15/17	Ba2	500	547,500
Amgen, Inc., Sr. Unsec’d. Notes
6.40%	02/01/39	A3	440	532,740
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.75%	06/15/14	Ba1	1,715	1,851,577
8.70%(a)	03/15/19	Ba1	380	462,104
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
5.375%	11/15/14	Baa2	420	471,428
7.75%	01/15/19	Baa2	2,225	2,886,297
8.00%	11/15/39	Baa2	1,155	1,635,024
AT&T, Inc., Sr. Unsec’d. Notes(a)
6.55%	02/15/39	A2	7,465	8,681,601
Atmos Energy Corp., Sr. Unsec’d. Notes
8.50%	03/15/19	Baa2	810	1,052,959
Avaya, Inc., Gtd. Notes
9.75%	11/01/15	Caa2	750	706,875
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., Gtd. Notes
9.625%	03/15/18	B3	500	528,750
Bank of America Corp.,
Sr. Unsec’d. Notes
6.00%	09/01/17	A2	555	600,907
Sr. Unsec’d. Notes, MTN
5.65%	05/01/18	A2	3,475	3,681,780
Bank of America NA, Sub. Notes
6.10%	06/15/17	A1	4,300	4,596,636
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes
4.30%	05/15/14	Aa2	415	455,658
Beazer Homes USA, Inc., Gtd. Notes
9.125%	06/15/18	Caa2	500	468,125
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(a)
0.834%(c)	02/11/13	Aa2	2,700	2,713,127
Berry Plastics Corp., Sr. Sec’d. Notes
8.875%	09/15/14	Caa1	1,000	967,500
Biomet, Inc., Gtd. Notes, PIK
10.375%	10/15/17	B3	750	832,500
Bon-Ton Department Stores, Inc. (The), Gtd. Notes
10.25%	03/15/14	Caa1	500	492,500
Browning-Ferris Industries, Inc., Gtd. Notes
7.40%	09/15/35	Baa3	1,505	1,864,805
Bunge Ltd. Finance Corp., Gtd. Notes
5.35%	04/15/14	Baa2	410	437,696
Camden Property Trust, REIT Sr. Unsec’d. Notes
5.00%	06/15/15	Baa1	1,910	2,055,152
Capital One Bank USA NA, Sub. Notes
8.80%	07/15/19	A3	3,000	3,834,192
CareFusion Corp., Sr. Unsec’d. Notes
5.125%	08/01/14	Baa3	1,700	1,874,998
Case New Holland, Inc., Gtd. Notes
7.75%	09/01/13	Ba3	500	543,125
CBS Corp., Gtd. Notes(a)
5.75%	04/15/20	Baa3	1,700	1,888,204
Celanese US Holdings LLC, Gtd. Notes
6.625%	10/15/18	Ba3	1,500	1,533,750
Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsec’d. Notes
8.50%	11/15/18	A2	700	953,141
Cengage Learning Acquisitions, Inc., Sr. Notes
10.50%	01/15/15	Caa2	500	496,875
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes
8.625%	11/15/17	B3	500	527,500
Chaparral Energy, Inc., Sr. Notes(a)
9.875%	10/01/20	Caa1	1,000	1,015,000
CIT Group, Inc.,
Sr. Sec’d. Notes
7.00%(a)	05/01/14	B3	2,000	1,995,000
7.00%	05/01/17	B3	1,000	978,750
Citigroup, Inc., Sr. Unsec’d. Notes(a)
5.375%	08/09/20	A3	3,505	3,626,385
CNA Financial Corp., Sr. Unsec’d. Notes
7.35%	11/15/19	Baa3	2,725	3,063,805
Comcast Corp., Gtd. Notes
6.50%	01/15/17	Baa1	2,770	3,295,184
Commonwealth Edison, Co., First Mortgage
4.00%	08/01/20	Baa1	790	828,125
ConocoPhillips, Gtd. Notes
6.50%	02/01/39	A1	1,465	1,834,997
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes(a)
4.45%	06/15/20	A3	2,990	3,281,764
Consumers Energy Co., First Mortgage
6.70%	09/15/19	A3	290	363,599
Continental Resources, Inc., Gtd. Notes(a)
7.125%	04/01/21	B1	1,000	1,040,000
COX Communications, Inc.,
Sr. Unsec’d. Notes
5.45%	12/15/14	Baa2	1,270	1,436,649
8.375%	03/01/39	Baa2	1,000	1,342,423
Crosstex Energy LP / Crosstex Energy Finance Corp., Gtd. Notes
8.875%	02/15/18	B3	500	523,750
CSX Corp., Sr. Unsec’d. Notes
6.15%	05/01/37	Baa3	485	551,697
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.75%	06/01/17	Baa2	285	327,062
6.125%	09/15/39	Baa2	2,000	2,207,866
Cytec Industries, Inc., Sr. Unsec’d. Notes
6.00%	10/01/15	Baa3	705	792,562
Delhaize America, Inc., Gtd. Notes
9.00%	04/15/31	Baa3	985	1,392,076
Digital Realty Trust LP, REIT, Gtd. Notes
5.875%	02/01/20	Baa2	2,920	3,104,319
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes
6.00%	08/15/40	Baa2	455	469,912
Discovery Communications LLC, Gtd. Notes
5.05%	06/01/20	Baa2	1,680	1,828,482
DJO Finance LLC / DJO Finance Corp., Gtd. Notes
10.875%	11/15/14	B3	500	543,750
Dominion Resources, Inc., Sr. Unsec’d. Notes
6.40%	06/15/18	Baa2	1,335	1,627,608
Duke Energy Carolinas LLC, First Mortgage
4.30%	06/15/20	A1	2,455	2,707,094
Duke Energy Corp., Sr. Unsec’d. Notes
5.05%	09/15/19	Baa2	1,925	2,141,938
DuPont Fabros Technology LP, REIT, Gtd. Notes
8.50%	12/15/17	Ba2	500	536,250
DynCorp International, Inc., Sr. Unsec’d. Notes
10.375%	07/01/17	B1	500	497,500
Edison Mission Energy, Sr. Unsec’d. Notes
7.00%	05/15/17	B3	500	361,250
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes
6.50%	04/01/20	Ba1	815	879,810

Enbridge Energy Partners LP, Sr. Unsec’d. Notes
5.50%	09/15/40	Baa2	560	560,143
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., Sr. Sec’d. Notes
10.00%	12/01/20	Caa3	1,000	992,415
Energy Transfer Equity LP, Gtd. Notes
7.50%	10/15/20	Ba2	1,500	1,578,750
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
7.50%	07/01/38	Baa3	450	530,988
9.00%	04/15/19	Baa3	465	595,832
Enterprise Products Operating LLC, Gtd. Notes
6.45%	09/01/40	Baa3	2,580	2,868,067
Entravision Communications Corp., Sr. Sec’d. Notes
8.75%	08/01/17	B1	500	510,000
EQT Corp., Sr. Unsec’d. Notes
8.125%	06/01/19	Baa1	1,100	1,363,782
Exelon Corp., Sr. Unsec’d. Notes
4.90%	06/15/15	Baa1	990	1,085,069
First Data Corp., Gtd. Notes
9.875%	09/24/15	Caa1	500	408,750
Florida Power Corp., First Mortgage
6.40%	06/15/38	A2	2,025	2,504,639
Ford Motor Co., Sr. Unsec’d. Notes
7.45%	07/16/31	B2	2,000	2,085,000
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)
8.125%	01/15/20	Ba3	1,000	1,149,065
Freescale Semiconductor, Inc., Sr. Unsec’d. Notes
10.75%	08/01/20	Caa2	500	501,250
Frontier Communications Corp., Sr. Unsec’d. Notes(a)
8.50%	04/15/20	Ba2	2,000	2,207,500
FTI Consulting, Inc., Gtd. Notes
6.75%	10/01/20	Ba2	1,500	1,515,000
Games Merger Corp., Sr. Notes
11.00%	06/01/18	B3	1,000	1,080,000
General Electric Capital Corp.,
Sr. Unsec’d. Notes
4.375%	09/16/20	Aa2	3,125	3,136,572
5.875%	01/14/38	Aa2	2,095	2,127,724
6.00%	08/07/19	Aa2	2,570	2,891,725
GenOn Escrow Corp.,
Sr. Notes, 144A
9.875%	10/15/20	B3	1,000	955,000
Sr. Unsec’d. Notes, 144A
9.50%	10/15/18	B3	1,000	962,500
Goldman Sachs Group, Inc. (The),
Sr. Notes
3.70%	08/01/15	A1	2,365	2,419,658
Sr. Unsec’d. Notes
5.375%	03/15/20	A1	9,750	10,276,617
Goodyear Tire & Rubber Co. (The), Gtd. Notes
8.25%	08/15/20	B1	1,000	1,052,500
Graham Packaging Co. LP / GPC Capital Corp. I, Sr. Unsec’d. Notes, 144A
8.25%	10/01/18	Caa1	1,000	1,016,250
Gray Television, Inc., Sr. Sec’d. Notes
10.50%	06/29/15	Caa2	500	499,375
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes
11.25%	06/01/17	Caa1	1,000	1,095,000
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes
5.50%	03/30/20	Baa3	2,795	2,842,563
6.625%	03/30/40	Baa3	1,215	1,218,906
HCA, Inc., Sr. Sec’d. Notes
7.25%	09/15/20	Ba3	2,000	2,140,000
HCP, Inc., Sr. Unsec’d. Notes, MTN
6.70%	01/30/18	Baa3	1,500	1,650,620
Healthsouth Corp., Gtd. Notes
7.25%	10/01/18	B2	1,000	1,020,000
Huntsman International LLC, Sr. Sub. Notes, 144A
8.625%	03/15/21	B3	1,000	1,035,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp., Gtd. Notes
8.00%	01/15/18	Ba3	1,000	1,005,000
Inergy LP / Inergy Finance Corp., Gtd. Notes, 144A
7.00%	10/01/18	Ba3	1,500	1,537,500
International Lease Finance Corp., Sr. Unsec’d. Notes(a)
8.875%	09/01/17	B1	2,000	2,160,000
International Paper Co.,
Sr. Unsec’d. Notes
7.30%	11/15/39	Baa3	1,310	1,466,533
9.375%	05/15/19	Baa3	935	1,212,962
JC Penney Corp., Inc., Sr. Unsec’d. Notes
5.75%	02/15/18	Ba1	1,370	1,411,100
JPMorgan Chase Bank NA, Sub. Notes
6.00%	10/01/17	Aa2	5,935	6,736,866
JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes
7.00%	11/01/39	A2	3,360	3,449,625
K Hovnanian Enterprises, Inc., Sr. Sec’d. Notes
10.625%	10/15/16	B1	500	500,625
KB Home, Gtd. Notes
6.25%	06/15/15	B1	1,000	955,000
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.625%	02/15/15	Baa2	2,355	2,639,611
9.00%	02/01/19	Baa2	1,300	1,692,729
Kohl’s Corp., Sr. Unsec’d. Notes
6.875%	12/15/37	Baa1	1,515	1,879,451
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20	Baa2	340	379,797
6.875%	02/01/38	Baa2	2,565	3,110,388
6.875%	01/26/39	Baa2	2,040	2,483,955
Kroger Co. (The),
Gtd. Notes
5.00%	04/15/13	Baa2	800	871,509
6.15%	01/15/20	Baa2	650	772,367
Landry’s Restaurants, Inc., Sr. Sec’d. Notes
11.625%	12/01/15	B3	500	527,500
Lear Corp., Gtd. Notes
8.125%	03/15/20	B1	1,000	1,068,750
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
10.75%(c)	06/15/58	Baa3	500	590,000
Sr. Unsec’d. Notes, 144A
7.50%	08/15/36	Baa2	2,275	2,313,941
LifePoint Hospitals, Inc., Gtd. Notes, 144A
6.625%	10/01/20	Ba1	1,000	1,020,000
Linn Energy LLC / Linn Energy Finance Corp.,
Gtd. Notes, 144A(a)
7.75%	02/01/21	B2	500	502,500
Sr. Unsec’d. Notes, 144A
8.625%	04/15/20	B2	500	530,000
Macy’s Retail Holdings, Inc.,
Gtd. Notes
6.375%	03/15/37	Ba1	250	247,500
6.70%	07/15/34	Ba1	500	503,125
Magellan Midstream Partners LP, Sr. Unsec’d. Notes
6.55%	07/15/19	Baa2	3,045	3,637,204
Marathon Oil Corp., Sr. Unsec’d. Notes
7.50%	02/15/19	Baa1	250	320,124

Marina District Finance Co., Inc., Sr. Sec’d. Notes, 144A(a)
9.875%	08/15/18	B2	500	482,500
Martin Midstream Partners LP / Martin Midstream Finance Corp., Gtd. Notes, 144A
8.875%	04/01/18	B3	500	502,500
McKesson Corp., Sr. Unsec’d. Notes
7.50%	02/15/19	Baa2	360	454,625
Media General, Inc., Sr. Sec’d. Notes(a)
11.75%	02/15/17	B2	740	801,050
MetLife, Inc., Jr. Sub. Notes
6.40%	12/15/36	Baa2	2,880	2,692,800
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes
5.75%	04/01/18	Baa1	900	1,047,389
Mirant Americas Generation LLC, Sr. Unsec’d. Notes
8.50%	10/01/21	B3	500	481,250
Momentive Performance Materials, Inc., Gtd. Notes
9.75%	12/01/14	Caa1	500	512,500
Morgan Stanley,
Bonds, MTN
6.625%	04/01/18	A2	645	715,082
FDIC Gtd. Notes
3.25%	12/01/11	Aaa	1,445	1,492,236
Sr. Unsec’d. Notes
6.00%	05/13/14	A2	4,650	5,105,002
7.30%(a)	05/13/19	A2	2,580	2,967,467
Nabors Industries, Inc., Bonds
6.15%	02/15/18	Baa2	2,215	2,465,246
NBC Universal, Inc.,
Bonds
4.375%	04/01/21	Baa2	4,000	4,048,736
5.15%	04/30/20	Baa2	1,125	1,214,917
NBTY, Inc., Bonds
9.00%	10/01/18	B3	1,000	1,050,000
Newell Rubbermaid, Inc., Bonds
4.70%	08/15/20	Baa3	615	643,885
Newmont Mining Corp., Bonds
6.25%	10/01/39	Baa1	1,530	1,754,006
News America, Inc., Notes
6.65%	11/15/37	Baa1	1,875	2,156,792
Nextel Communications, Inc., Notes
6.875%	10/31/13	Ba2	1,000	1,006,250
Niska Gas Storage US LLC / Niska Gas Storage Canada ULC, Notes
8.875%	03/15/18	B1	1,000	1,070,000
Nisource Finance Corp.,
Notes
6.125%	03/01/22	Baa3	1,240	1,403,949
6.80%	01/15/19	Baa3	1,000	1,186,149
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.75%	05/01/20	Baa2	440	470,715
6.75%	06/01/14	Baa2	475	556,914
7.00%(a)	01/15/38	Baa2	1,700	2,019,814
Norfolk Southern Corp., Sr. Unsec’d. Notes
5.90%	06/15/19	Baa1	175	208,075
ONEOK Partners LP, Gtd. Notes(a)
8.625%	03/01/19	Baa2	1,215	1,575,644
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
5.80%	03/01/37	A3	1,435	1,593,626
6.25%	03/01/39	A3	1,305	1,531,436
Pacific LifeCorp, Sr. Notes, 144A
6.00%	02/10/20	Baa1	3,180	3,428,794
Pfizer, Inc.,
Sr. Unsec’d. Notes
5.35%	03/15/15	A1	2,995	3,455,463
7.20%	03/15/39	A1	1,415	1,925,130
Plains All American Pipeline LP, Gtd. Notes
8.75%	05/01/19	Baa3	115	145,959
PNC Bank NA, Sub. Notes
6.875%	04/01/18	A2	1,940	2,279,197
PolyOne Corp., Sr. Unsec’d. Notes
7.375%	09/15/20	Ba3	1,000	1,031,250
Pride International, Inc., Sr. Unsec’d. Notes
6.875%	08/15/20	Ba1	880	958,100
PSE&G Power LLC, Gtd. Notes
6.95%	06/01/12	Baa1	1,575	1,725,332
Quicksilver Resources, Inc., Gtd. Notes
8.25%	08/01/15	B2	500	527,500
Quicksilver, Inc., Gtd. Notes
6.875%	04/15/15	Caa1	1,000	947,500
QVC, Inc., Sr. Sec’d. Notes, 144A
7.375%	10/15/20	Ba2	1,000	1,035,000
Qwest Communications International, Inc., Gtd. Notes, 144A
7.125%	04/01/18	Ba2	750	787,500
Radiation Therapy Services, Inc., Sr. Sub. Notes, 144A
9.875%	04/15/17	Caa1	500	493,750
Republic Services, Inc., Gtd. Notes
5.25%	11/15/21	Baa3	175	193,352
Reynolds American, Inc.,
Gtd. Notes
7.25%	06/15/37	Baa3	585	614,158
7.625%	06/01/16	Baa3	1,010	1,184,794
Roadhouse Financing, Inc., Sr. Sec’d. Notes, 144A
10.75%	10/15/17	B2	1,000	1,022,500
Sabine Pass LNG LP, Sr. Sec’d. Notes
7.50%	11/30/16	B2	1,000	912,500
Salem Communications Corp., Sr. Sec’d. Notes
9.625%	12/15/16	B2	500	531,250
SandRidge Energy, Inc., Gtd. Notes, PIK(a)
8.625%	04/01/15	B3	500	500,000
Severstal Columbus LLC, Sr. Sec’d. Notes, 144A
10.25%	02/15/18	B3	1,650	1,732,500
Simon Property Group LP, REIT, Sr. Unsec’d. Notes
5.65%	02/01/20	A3	665	741,422
Sinclair Television Group, Inc., Sr. Notes, 144A
8.375%	10/15/18	B2	1,000	1,007,500
Southern California Edison Co., First Mortgage
5.50%	03/15/40	A1	1,465	1,666,650
Southern Co., Sr. Unsec’d. Notes
2.375%	09/15/15	Baa1	2,685	2,709,777
Spectrum Brands Holdings, Inc., Sr. Sec’d. Notes, 144A
9.50%	06/15/18	B2	500	536,250
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)
8.375%	08/15/17	Ba3	2,000	2,170,000
Stallion Oilfield Holdings Ltd., Sr. Sec’d. Notes, 144A
10.50%	02/15/15	B3	500	511,250
Staples, Inc., Gtd. Notes
9.75%	01/15/14	Baa2	1,340	1,659,250
Symantec Corp., Sr. Unsec’d. Notes
4.20%	09/15/20	Baa2	3,845	3,860,461
Target Corp., Sr. Unsec’d. Notes
6.50%	10/15/37	A2	1,465	1,793,588
Time Warner Cable, Inc., Gtd. Notes
6.75%	06/15/39	Baa2	1,500	1,730,942
Time Warner, Inc.,
Gtd. Notes
4.875%	03/15/20	Baa2	2,070	2,245,671
6.10%	07/15/40	Baa2	880	947,604
TPC Group LLC, Sr. Sec’d. Notes, 144A
8.25%	10/01/17	B1	500	512,500

Travelport LLC / Travelport, Inc., Gtd. Notes, 144A
9.00%	03/01/16	B3	500	497,500
UHS Escrow Corp., Sr. Notes, 144A
7.00%	10/01/18	B1	1,500	1,548,750
Union Pacific Corp., Sr. Unsec’d. Notes(a)
6.125%	02/15/20	Baa2	1,525	1,832,666
UnitedHealth Group, Inc., Sr. Unsec’d. Notes
6.50%	06/15/37	Baa1	1,770	2,029,657
US Bancorp, Sr. Unsec’d. Notes
4.20%	05/15/14	Aa3	575	630,113
US Bank NA, Sub. Notes
4.95%	10/30/14	Aa2	730	807,724
Valeant Pharmaceuticals International, Sr. Notes, 144A
6.75%	10/01/17	B1	1,000	1,020,000
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.50%	02/01/15	Baa2	515	550,468
6.125%	02/01/20	Baa2	2,390	2,604,873
Verso Paper Holdings LLC / Verso Paper, Inc., Sec’d. Notes(a)
9.125%	08/01/14	B2	500	501,250
Vertellus Specialties, Inc., Sr. Sec’d. Notes, 144A
9.375%	10/01/15	B1	1,000	1,037,500
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes
3.625%	07/08/20	Aa2	4,075	4,259,418
Waste Management, Inc., Gtd. Notes
4.75%	06/30/20	Baa3	525	563,034
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes
6.125%	08/15/19	Baa3	1,415	1,640,842
Wellpoint, Inc.,
Sr. Unsec’d. Notes
4.35%	08/15/20	Baa1	585	606,353
5.80%	08/15/40	Baa1	320	334,939
Wells Fargo & Co., Sr. Unsec’d. Notes
3.75%	10/01/14	A1	6,000	6,357,816
Whirlpool Corp., Sr. Unsec’d. Notes
8.00%	05/01/12	Baa3	1,805	1,966,925
Whiting Petroleum Corp., Gtd. Notes
6.50%	10/01/18	Ba3	1,500	1,533,750
Windstream Corp., Gtd. Notes
7.875%	11/01/17	Ba3	1,000	1,042,500
WMG Acquisition Corp., Sr. Sec’d. Notes
9.50%	06/15/16	Ba2	750	802,500
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., First Mortgage, 144A
7.75%	08/15/20	Ba3	500	527,500
Yankee Acquisition Corp., Gtd. Notes
9.75%	02/15/17	Caa1	500	520,000
Yum! Brands, Inc., Sr. Unsec’d. Notes
6.875%	11/15/37	Baa3	1,025	1,225,591

TOTAL DOMESTIC CORPORATE BONDS (cost $318,621,773)				333,259,710

U.S. TREASURY OBLIGATIONS — 4.2%
U.S. Treasury Bonds
4.375%	05/15/40		12,880	14,465,914
U.S. Treasury Notes
0.375%(a)	08/31/12		11,720	11,711,304
0.375%	09/30/12		2,100	2,097,703
0.75%	05/31/12-09/15/13		20,465	20,567,839
1.25%	09/30/15		11,730	11,711,678
1.375%	05/15/12		2,155	2,189,935
1.50%	10/31/10		2,000	2,002,032
1.75%	07/31/15		14,850	15,207,291
2.625%	08/15/20		2,905	2,932,234
4.375%	12/15/10		8,000	8,068,440

TOTAL U.S. TREASURY OBLIGATIONS (cost $90,487,554)				90,954,370

	Units
WARRANTS(I)*

Cayman Islands
Kingboard Chemical Holdings Ltd., expiring 10/31/12	10,000	6,238

France
Fonciere des Regions, REIT, expiring 12/31/10	688	929

Italy
Mediobanca SpA, expiring 03/18/11	29,012	969

TOTAL WARRANTS (cost $316)		8,136

RIGHTS(I)*

Thailand
Thai Union Frozen Products Public Co. Ltd., expiring 10/15/10 (cost $0)	4,115	1,051

TOTAL LONG-TERM INVESTMENTS (cost $1,831,887,711)		1,928,346,971

	Shares
SHORT-TERM INVESTMENT — 15.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $335,613,016; includes $120,093,176 of cash collateral for securities on loan)(b)(w)	335,613,016	335,613,016

TOTAL INVESTMENTS — 104.6% (cost $2,167,500,727)		2,263,959,987

Liabilities in excess of other assets(x) — (4.6)%		(100,500,898)

NET ASSETS — 100.0%		$2,163,459,089

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVA	Certificate Van Aandelen

ETF	Exchange Traded Funds

FDIC	Federal Deposit Insurance Corp.

ISE	International Securities Exchange

MTN	Medium Term Note

NVDR	Non-voting Depositary Receipt

PIK	Payment-in-Kind

PRFC	Preference Shares

REIT	Real Estate Investment Trust

XAMS	Amsterdam Stock Exchange

XLON	London Stock Exchange

XNYS	New York Stock Exchange

XTSE	Toronto Stock Exchange

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

KRW	South Korean Won

SGD	Singapore Dollar

TWD	New Taiwanese Dollar

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The ratings reflected are as of September 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $116,704,177; cash collateral of $120,093,176 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2010.

(I)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2010.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures, forward foreign currency exchange contracts and credit default swap agreements as follows:

Futures contracts open at September 30, 2010:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2010	(Depreciation) (1)(2)
Long Positions:
122	2 Year U.S. Treasury Notes	Dec. 2010	$26,723,719	$26,777,094	$53,375
114	5 Year U.S. Treasury Notes	Dec. 2010	13,680,000	13,778,859	98,859
919	FTSE 100 Index	Dec. 2010	79,115,739	79,826,738	710,999
123	Hang Seng Index	Oct. 2010	17,685,456	17,698,138	12,682
839	Nasdaq 100 E-Mini	Dec. 2010	31,600,096	33,484,490	1,884,394
2,691	S&P 500 E-Mini	Dec. 2010	147,682,080	152,942,985	5,260,905

					8,021,214

Short Positions:
995	2 Year U.S. Treasury Notes	Dec. 2010	218,030,016	218,386,954	(356,938)
1,050	5 Year U.S. Treasury Notes	Dec. 2010	126,114,845	126,910,547	(795,702)
464	10 Year U.S. Treasury Notes	Dec. 2010	57,937,320	58,485,750	(548,430)
536	20 Year U.S. Treasury Bonds	Dec. 2010	72,141,320	71,673,250	468,070
287	Euro Stoxx 50	Dec. 2010	10,822,068	10,712,517	109,551
1,515	Russell 2000 Mini	Dec. 2010	95,673,583	102,186,750	(6,513,167)
165	SPI 200 Index	Dec. 2010	18,495,737	18,340,244	155,493

					(7,481,123)

					$540,091

(1)	Cash of $27,356,133 has been segregated with the custodian to cover requirements for open futures contracts at September 30, 2010.

(2)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure of $(1,080,766) and equity contracts risk exposure of $1,620,857 as of September 30, 2010.
Forward foreign currency exchange contracts outstanding at September 30, 2010:

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Purchase Contracts	Counterparty	(000)		Date Payable	Value	(Depreciation) (1)
Australian Dollar,
Expiring 10/21/10	Toronto Dominion	AUD	19,212	$16,655,076	$18,520,759	$1,865,683
Expiring 10/21/10	Toronto Dominion	AUD	18,000	15,604,381	17,352,366	1,747,985
British Pound,
Expiring 10/05/10	JPMorgan Chase	GBP	166	260,282	260,332	50
Expiring 12/09/10	Royal Bank of Scotland	GBP	41,944	64,546,867	65,856,182	1,309,315
Canadian Dollar,
Expiring 10/14/10	JPMorgan Chase	CAD	12,232	11,857,989	11,885,132	27,143
Expiring 10/14/10	State Street Bank	CAD	11,768	11,401,657	11,433,405	31,748
Euro,
Expiring 10/05/10	State Street Bank	EUR	282	385,683	384,794	(889)
Expiring 10/05/10	State Street Bank	EUR	200	273,041	272,650	(391)
Expiring 10/05/10	State Street Bank	EUR	126	172,474	172,077	(397)
New Taiwanese Dollar,
Expiring 10/14/10	JPMorgan Chase	TWD	473,025	14,851,648	15,143,633	291,985
Singapore Dollar,
Expiring 10/21/10	Barclays Capital Group	SGD	16,654	12,114,359	12,662,675	548,316
Expiring 10/21/10	Citigroup Global Markets	SGD	16,736	12,176,228	12,724,938	548,710
Expiring 10/21/10	JPMorgan Chase	SGD	16,736	12,173,217	12,724,938	551,721
Expiring 10/21/10	State Street Bank	SGD	16,736	12,168,172	12,724,938	556,766
South Korean Won,
Expiring 10/19/10	JPMorgan Chase	KRW	29,925,000	24,874,278	26,223,853	1,349,575
Expiring 10/19/10	JPMorgan Chase	KRW	29,925,000	24,921,924	26,223,853	1,301,929

				$234,437,276	$244,566,525	$10,129,249

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Sale Contracts	Counterparty	(000)		Date Receivable	Value	(Depreciation)(1)
Australian Dollar,
Expiring 10/21/10	Royal Bank of Scotland	AUD	9,088	$7,932,599	$8,760,668	$(828,069)
Expiring 10/21/10	Toronto Dominion	AUD	8,912	7,782,497	8,591,698	(809,201)
British Pound,
Expiring 10/05/10	State Street Bank	GBP	173	273,041	271,388	1,653
New Taiwanese Dollar,
Expiring 10/14/10	JPMorgan Chase	TWD	473,025	14,855,846	15,143,633	(287,787)

				$30,843,983	$32,767,387	$(1,923,404)

Cross Currency Exchange contracts outstanding at September 30, 2010:

Settlement	Type		Notional Amount (000)		In Exchange For (000)	Unrealized Appreciation (1)	Counterparty
11/18/10	Sell	NZD	53,550	AUD	42,325	$1,528,082	Toronto Dominion

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2010.

Credit default swap agreements outstanding at September 30, 2010:

						Upfront
		Notional Amount			Fair	Premiums	Unrealized
Counterparty	Termination Date	(000)(2)#	Fixed Rate	Reference Entity/Obligation	Value(3)	Paid (Received)	Appreciation(4)
Credit default swaps on credit indices — Sell Protection(1)
JPMorgan Chase Bank	09/16/39	$20,000	5.00%	Dow Jones CDX HY-15 5Y Index	$(147,273)	$(404,196)	$256,923
JPMorgan Chase Bank	02/15/25	18,000	5.00%	Dow Jones CDX HY-15 5Y Index	(132,546)	(460,528)	327,982

					$(279,819)	$(864,724)	$584,905

The Portfolio entered into credit default swap agreements on credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2010.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2010 were as follows:

Exchange Traded Funds	17.7%
Affiliated Money Market Mutual Fund (5.6% represents investments purchased with collateral from securities on loan)	15.5
Financial — Bank & Trust	5.0
Insurance	4.7
Telecommunications	4.5
Oil, Gas & Consumable Fuels	4.2
U.S. Treasury Obligations	4.2
Mutual Funds	3.9
Pharmaceuticals	3.5
Metals & Mining	3.4
Retail & Merchandising	3.1
Foods	2.3
Financial Services	2.2
Commercial Banks	2.1
Healthcare Products & Services	2.0
Chemicals	1.8
Computer Services & Software	1.7
Diversified Financial Services	1.7
Media	1.4
Utilities	1.4
Commercial Services	1.2
Electric	1.2
Semiconductors	1.0
Aerospace & Defense	0.9
Electronic Components & Equipment	0.7
Construction & Engineering	0.7
Internet Software & Services	0.7
Auto Parts & Equipment	0.7
Real Estate Investment Trusts	0.6
Beverages	0.6
Containers & Packaging	0.6
Pipelines	0.5
Entertainment & Leisure	0.5
Machinery & Equipment	0.5
Manufacturing	0.5
Tobacco	0.5
Real Estate Management & Development	0.5
Transportation	0.4
Consumer Products & Services	0.4
Sovereign Bonds	0.4
Distribution/Wholesale	0.4
Holding Companies	0.4
Apparel & Textile	0.3
Biotechnology	0.3
Household Products	0.3
Environmental Services	0.3
Restaurants	0.3
Office Equipment & Supplies	0.3
Agriculture	0.2
Paper & Forest Products	0.2
Hotels & Motels	0.2
Healthcare Services	0.2
Cable Television	0.2
Hand/Machine Tools	0.2
Automobile Manufacturers	0.1
Investment Companies	0.1
Advertising	0.1
Computer Hardware	0.1
Thrifts & Mortgage Finance	0.1
Home Builders	0.1
Shipbuilding	0.1
Cosmetics & Toiletries	0.1
Engineering/R&D Services	0.1
Forest & Paper Products	0.1
Gaming	0.1
Storage Property	0.1
Healthcare Providers & Services	0.1
Storage	0.1

104.6
Liabilities in excess of other assets	(4.6)

100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks and Preference Shares:
Australia	$22,503,067	$—	$—
Austria	1,826,028	—	—
Bahamas	1,353,105	—	—
Belgium	8,716,559	—	—
Bermuda	30,104,268	—	—
Brazil	6,643,801	—	—
Canada	50,983,784	—	—
Cayman Islands	3,754,601	—	—
Chile	582,627	—	—
China	6,457,667	—	—
Czech Republic	2,345,197	—	—
Denmark	3,211,996	—	—
Finland	9,318,499	—	—
France	24,641,213	—	—
Gabon	429,613	—	—
Germany	14,142,545	—	—
Greece	2,729,611	—	—
Guernsey	8,351,352	—	—
Hong Kong	14,494,833	—	—
Hungary	289,630	—	—
India	188,468	—	—
Indonesia	10,481,566	—	—
Ireland	5,183,106	—	—
Israel	9,409,226	—	—
Italy	5,766,793	—	—
Japan	65,266,517	—	—
Luxembourg	187,784	—	—
Malaysia	4,389,545	—	—
Marshall Island	118,428	—	—
Mexico	4,026,735	—	—
Netherlands	11,481,868	—	—
New Zealand	72,949	—	—
Norway	2,518,375	—	—
Philippines	1,484,804	—	—
Poland	4,670,516	—	—
Portugal	1,553,097	—	—
Russia	1,163,404	—	—
Singapore	19,440,138	—	—
South Africa	7,679,797	—	—
South Korea	12,453,954	—	—
Spain	10,470,656	—	—
Sweden	10,427,085	—	—
Switzerland	27,704,022	—	—
Taiwan	17,692,928	—	—
Thailand	7,433,285	—	—
Turkey	6,943,984	—	—
United Kingdom	59,447,276	—	—
United States	865,983,466	—	—
Rights:
Thailand	—	1,051	—
Warrants:
Cayman Islands	6,238	—	—
France	929	—	—
Italy	969	—	—
Foreign Bonds:
Australia	—	8,371,127	—
Austria	—	2,628,356	—
Bermuda	—	1,113,750	—
Brazil	—	1,602,350	—
Canada	—	28,807,323	—
Cayman Islands	—	3,306,634	—
Denmark	—	1,643,165	—
France	—	5,390,187	—
Germany	—	3,054,163	—
Ireland	—	1,832,860	—
Liberia	—	606,250	—
Luxembourg	—	5,859,320	—
Mexico	—	3,691,521	—
Netherlands	—	8,936,327	—
Supra National Bank	—	10,758,025	—
Sweden	—	1,650,499	—

Switzerland	—	1,845,902	—
United Kingdom	—	26,506,177	—
Domestic Corporate Bonds — United States	—	333,259,710	—
U.S. Treasury Obligations	—	90,954,370	—
Affiliated Money Market Mutual Fund	335,613,016	—	—
Other Financial Instuments*
Futures	540,091	—	—
Forward Foreign Currency Contracts	—	9,733,927	—
Credit Default Swaps	—	584,905	—

Total	$1,722,681,011	$552,137,899	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%

COMMON STOCKS

Aerospace & Defense — 1.1%
Triumph Group, Inc.	74,182	$5,533,235

Air Freight & Logistics — 0.9%
Atlas Air Worldwide Holdings, Inc.*	90,760	4,565,228

Auto Parts & Equipment — 4.5%
American Axle & Manufacturing Holdings, Inc.*(a)	710,330	6,407,177
ArvinMeritor, Inc.*(a)	427,650	6,645,681
WABCO Holdings, Inc.*	230,275	9,657,733

		22,710,591

Biotechnology — 0.6%
Seattle Genetics, Inc.*	188,807	2,932,173

Business Services — 0.8%
FTI Consulting, Inc.*(a)	111,330	3,862,038

Chemicals — 3.8%
Huntsman Corp.	1,129,462	13,056,581
Intrepid Potash, Inc.*(a)	236,315	6,160,732

		19,217,313

Clothing & Apparel — 1.3%
Steven Madden Ltd.*	159,180	6,535,931

Commercial Banks — 0.4%
UMB Financial Corp.	55,750	1,979,682

Commercial Services — 6.3%
GEO Group, Inc. (The)*	423,590	9,890,827
Sotheby’s(a)	196,165	7,222,795
SuccessFactors, Inc.*(a)	211,279	5,305,216
Waste Connections, Inc.*	236,958	9,397,754

		31,816,592

Commercial Services & Supplies — 1.0%
Monster Worldwide, Inc.*(a)	374,055	4,847,753

Computer Hardware — 2.0%
Netezza Corp.*(a)	369,767	9,965,221

Computer Services & Software — 7.5%
ANSYS, Inc.*	203,586	8,601,508
ArcSight, Inc.*	32,217	1,403,373
Informatica Corp.*(a)	339,195	13,028,480
Radiant Systems, Inc.*	285,587	4,883,538
Riverbed Technology, Inc.*(a)	212,555	9,688,257

		37,605,156

Diversified Financial Services — 1.1%
Duff & Phelps Corp. (Class A Stock)	242,016	3,259,955
optionsXpress Holdings, Inc.*	132,635	2,037,274

		5,297,229

Electronic Components — 1.3%
Universal Electronics, Inc.*	322,584	6,725,876

Electronic Components & Equipment — 5.4%
Coherent, Inc.*	199,747	7,991,877
DTS, Inc.*(a)	253,156	9,662,965
GrafTech International Ltd.*	593,390	9,274,686

		26,929,528

Electronics — 1.0%
Gentex Corp.	249,705	4,871,745

Entertainment & Leisure — 4.2%
Bally Technologies, Inc.*(a)	266,679	9,320,431
Pinnacle Entertainment, Inc.*	446,971	4,983,726
Shuffle Master, Inc.*	830,309	6,982,899

		21,287,056

Financial Services — 1.9%
Cash America International, Inc.	273,705	9,579,675

Food & Staples Retailing — 1.4%
Dean Foods Co.*	666,032	6,800,187

Healthcare Products — 4.4%
Bruker Corp.*(a)	343,210	4,815,236
Cutera, Inc.*	125,657	1,017,822
Sirona Dental Systems, Inc.*	159,729	5,756,633
Thoratec Corp.*(a)	278,947	10,315,460

		21,905,151

Healthcare Services — 3.5%
Allscripts Healthcare Solutions, Inc.*	519,459	9,594,408
Centene Corp.*(a)	227,575	5,368,494
Genoptix, Inc.*	188,220	2,672,724

		17,635,626

Insurance — 0.6%
MGIC Investment Corp.*(a)	352,873	3,257,018

Internet Services — 2.6%
TIBCO Software, Inc.*	725,863	12,876,810

Lodging — 0.9%
Choice Hotels International, Inc.	120,203	4,382,601

Machinery & Equipment — 1.6%
Regal-Beloit Corp.	134,232	7,878,076

Medical Supplies & Equipment — 3.7%
American Medical Systems Holdings, Inc.*(a)	354,993	6,950,763
Quality Systems, Inc.(a)	150,468	9,977,533
Vital Images, Inc.*	112,795	1,492,278

		18,420,574

Metals & Mining — 1.7%
Northwest Pipe Co.*	179,209	3,136,157
Titanium Metals Corp.*	264,400	5,277,424

		8,413,581

Oil & Gas — 6.1%
Brigham Exploration Co.*	157,316	2,949,675
Lufkin Industries, Inc.	305,529	13,412,723
Oasis Petroleum, Inc.*	330,096	6,393,960
OYO Geospace Corp.*(a)	138,990	8,044,741

		30,801,099

Pharmaceuticals — 4.5%
BioMarin Pharmaceutical, Inc.*(a)	247,720	5,536,542
Herbalife Ltd. (Cayman Islands)	94,210	5,685,573
ICON PLC, ADR (Ireland)*	223,808	4,838,729
Regeneron Pharmaceuticals, Inc.*	106,107	2,907,332

Salix Pharmaceuticals Ltd.*(a)	88,460	3,513,631

		22,481,807

Real Estate Investment Trust — 0.9%
Redwood Trust, Inc.(a)	320,147	4,629,326

Retail & Merchandising — 8.1%
BJ’s Restaurants, Inc.*(a)	340,910	9,600,026
Chico’s FAS, Inc.	630,873	6,636,784
Genesco, Inc.*	453,264	13,543,528
Vitamin Shoppe, Inc.*	397,870	10,921,531

		40,701,869

Semiconductors — 8.5%
ON Semiconductor Corp.*	972,909	7,014,674
Rovi Corp.*(a)	328,315	16,550,359
Rubicon Technology, Inc.*(a)	189,600	4,302,024
Teradyne, Inc.*(a)	396,110	4,412,665
Varian Semiconductor Equipment Associates, Inc.*	182,210	5,244,004
Veeco Instruments, Inc.*(a)	146,190	5,097,645

		42,621,371

Software — 1.7%
MedAssets, Inc.*(a)	283,820	5,971,573
Progress Software Corp.*	72,708	2,406,635

		8,378,208

Telecommunications — 1.2%
EMS Technologies, Inc.*	327,340	6,098,344

Transportation — 1.4%
Landstar System, Inc.(a)	182,470	7,046,991

TOTAL LONG-TERM INVESTMENTS (cost $393,432,784)		490,590,661

SHORT-TERM INVESTMENT — 28.8%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $144,374,088; includes $126,717,752 of cash collateral for securities on loan)(b)(w)	144,374,088	144,374,088

TOTAL INVESTMENTS — 126.7% (cost $537,806,872)		634,964,749

Liabilities in excess of other assets — (26.7)%		(133,765,792)

NET ASSETS — 100.0%		$501,198,957

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $121,876,373; cash collateral of $126,717,752 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$490,590,661	$—	$—
Affiliated Money Market Mutual Fund	144,374,088	—	—

Total	$634,964,749	$—	$—

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.7%

COMMON STOCKS — 95.4%

Aerospace — 1.2%
BE Aerospace, Inc.*	75,427	$2,286,192
Curtiss-Wright Corp.	27,300	827,190
Esterline Technologies Corp.*	25,000	1,430,750
Moog, Inc. (Class A Stock)*	7,850	278,754
Triumph Group, Inc.	78,269	5,838,085

		10,660,971

Aerospace & Defense — 0.7%
Alliant Techsystems, Inc.*	15,970	1,204,138
Ducommun, Inc.	22,100	481,338
LMI Aerospace, Inc.*	19,200	305,664
Spirit Aerosystems Holdings, Inc. (Class A Stock)*(a)	80,570	1,605,760
Teledyne Technologies, Inc.*	69,517	2,768,167

		6,365,067

Agriculture — 0.2%
Andersons, Inc. (The)	48,300	1,830,570

Airlines — 0.7%
AirTran Holdings, Inc.*(a)	31,400	230,790
Alaska Air Group, Inc.*	26,800	1,367,604
JetBlue Airways Corp.*(a)	131,400	879,066
Republic Airways Holdings, Inc.*(a)	151,800	1,256,904
UAL Corp.*(a)	13,400	316,642
US Airways Group, Inc.*(a)	213,500	1,974,875

		6,025,881

Apparel & Textile — 0.1%
Maidenform Brands, Inc.*	41,300	1,191,505

Auto Parts & Related
Douglas Dynamics, Inc.	22,700	280,345

Automobiles
Tesla Motors, Inc.*(a)	15,100	305,926

Automotive Components — 1.1%
Cooper Tire & Rubber Co.	316,072	6,204,493
Superior Industries International, Inc.	97,220	1,679,962
WABCO Holdings, Inc.*	55,610	2,332,283

		10,216,738

Automotive Parts — 0.3%
ATC Technology Corp.*	61,100	1,511,614
Sonic Automotive, Inc. (Class A Stock)*(a)	143,100	1,406,673

		2,918,287

Biotechnology — 0.5%
Celera Corp.*	14,000	94,360
Emergent Biosolutions, Inc.*	23,300	402,158
Lexicon Pharmaceuticals, Inc.*	404,800	647,680
Martek Biosciences Corp.*	103,500	2,342,205
Tengion, Inc.*	45,900	145,044
United Therapeutics Corp.*	7,600	425,676

		4,057,123

Broadcasting — 0.5%
Belo Corp. (Class A Stock)*	211,019	1,308,318
Crown Media Holdings, Inc. (Class A Stock)*	20,900	49,951
Journal Communications, Inc. (Class A Stock)*	136,100	613,811
LodgeNet Interactive Corp.*(a)	300,700	841,960
Sinclair Broadcast Group, Inc. (Class A Stock)*	245,900	1,726,218

		4,540,258

Building Materials — 0.1%
ABM Industries, Inc.	15,100	326,009
NCI Building Systems, Inc.*	21,160	201,655
Nordic American Tanker Shipping (Bermuda)(a)	11,100	297,036
Trex Co., Inc.*(a)	6,400	122,048

		946,748

Building Products — 0.4%
Gibraltar Industries, Inc.*(a)	221,775	1,991,539
Simpson Manufacturing Co., Inc.	47,393	1,221,792

		3,213,331

Business Services — 0.2%
GP Strategies Corp.*	32,600	296,334
School Specialty, Inc.*	126,513	1,645,934

		1,942,268

Capital Markets — 1.6%
Affiliated Managers Group, Inc.*	30,540	2,382,425
Artio Global Investors, Inc.	304,480	4,658,544
Cohen & Steers, Inc.(a)	20,791	451,165
Duff & Phelps Corp. (Class A Stock)	100,920	1,359,392
HFF, Inc. (Class A Stock)*	330,360	3,065,741
Raymond James Financial, Inc.	65,230	1,652,276
Waddell & Reed Financial, Inc. (Class A Stock)	46,050	1,259,928

		14,829,471

Chemicals — 2.7%
Aceto Corp.	52,300	355,117
Cabot Corp.	43,461	1,415,525
Compass Minerals International, Inc.	7,600	582,312
Cytec Industries, Inc.	28,761	1,621,545
Ferro Corp.*	336,990	4,343,801
Fuller (H.B.) Co.	59,900	1,190,213
Huntsman Corp.	169,529	1,959,755
Innophos Holdings, Inc.	27,900	923,490
Koppers Holdings, Inc.	93,050	2,500,254
Minerals Technologies, Inc.	10,500	618,660
Olin Corp.	16,300	328,608
OM Group, Inc.*	100,068	3,014,048
PolyOne Corp.*	192,880	2,331,919
Rockwood Holdings, Inc.*	27,900	878,013
Schulman, (A.), Inc.	22,700	457,405
Solutia, Inc.*	70,400	1,127,808
Spartech Corp.*	65,100	534,471

		24,182,944

Clothing & Apparel — 0.4%
Brown Shoe Co., Inc.	34,625	397,149
Carter’s, Inc.*	23,800	626,654
Gymboree Corp.*(a)	13,400	556,636
Iconix Brand Group, Inc.*	73,900	1,293,250

Warnaco Group, Inc. (The)*	19,200	981,696

		3,855,385

Commercial Banks — 4.5%
American National Bankshares, Inc.	4,700	103,118
Bancorp, Inc. (The)*	343,223	2,296,162
Citizens & Northern Corp.	5,400	70,200
Cullen / Frost Bankers, Inc.	29,562	1,592,505
Enterprise Financial Services Corp.	14,300	132,990
First Busey Corp.(a)	69,800	317,590
First Financial Corp.	14,000	413,000
First Interstate Bancsystem, Inc.	25,600	344,576
First Security Group, Inc.	306,559	343,346
FirstMerit Corp.	289,677	5,306,883
German American Bancorp, Inc.	7,000	120,120
IBERIABANK Corp.	128,414	6,418,132
Merchants Bancshares, Inc.	7,600	189,544
MidWestOne Financial Group, Inc.	5,200	76,232
Orrstown Financial Services, Inc.(a)	9,900	229,284
S.Y. Bancorp, Inc.	13,400	332,588
Signature Bank*	185,404	7,201,091
StellarOne Corp.	31,400	399,408
SVB Financial Group*	117,460	4,970,907
Synovus Financial Corp.(a)	906,427	2,229,810
Tompkins Financial Corp.(a)	38,747	1,536,706
Umpqua Holdings Corp.	228,700	2,593,458
Wintrust Financial Corp.(a)	103,080	3,340,823

		40,558,473

Commercial Services & Supplies — 2.2%
Deluxe Corp.	150,700	2,882,891
Diebold, Inc.	70,710	2,198,374
Green Dot Corp. (Class A Stock)*(a)	7,000	339,360
HealthSpring, Inc.*	65,100	1,682,184
Mac-Gray Corp.	9,900	120,087
PHH Corp.*(a)	221,000	4,654,260
State Bancorp, Inc.	16,300	146,374
TNS, Inc.*	110,029	1,864,991
Towers Watson & Co. (Class A Stock)	62,543	3,075,865
United Stationers, Inc.*	53,190	2,846,197

		19,810,583

Communications Equipment — 0.9%
Bel Fuse, Inc. (Class B Stock)	33,340	694,139
Black Box Corp.	67,130	2,152,188
Digi International, Inc.*	148,450	1,408,790
Plantronics, Inc.	123,860	4,183,991

		8,439,108

Computer Hardware — 0.1%
Imation Corp.*	44,200	412,386
Insight Enterprises, Inc.*	34,900	545,836
Mercury Computer Systems, Inc.*	31,400	377,742

		1,335,964

Computer Services & Software — 1.8%
Aspen Technology, Inc.*	50,000	518,500
Brocade Communications Systems, Inc.*	341,928	1,996,859
CACI International, Inc. (Class A Stock)*	45,822	2,073,904
CIBER, Inc.*	121,000	364,210
DynaVox, Inc. (Class A Stock)*	25,000	203,000
Gartner, Inc.*	15,700	462,208
JDA Software Group, Inc.*	162,139	4,111,845
Mantech International Corp. (Class A Stock)*	7,600	300,960
NetScout Systems, Inc.*	17,400	356,874
Parametric Technology Corp.*	129,464	2,529,727
Progress Software Corp.*	800	26,480
Quest Software, Inc.*	20,400	501,636
Radisys Corp.*	12,800	120,576
RealD, Inc.*(a)	11,100	205,239
SRA International, Inc. (Class A Stock)*	40,100	790,772
SYNNEX Corp.*	43,000	1,210,020
TIBCO Software, Inc.*	25,600	454,144
Virtusa Corp.*	8,700	84,303

		16,311,257

Computers & Peripherals — 0.1%
Rimage Corp.*	53,870	885,623

Computer Networking — 0.2%
Xyratex Ltd. (Bermuda)*	140,439	2,084,115

Conglomerates — 0.3%
Teleflex, Inc.(a)	50,525	2,868,810

Construction — 0.1%
Brookfield Homes Corp.*	12,800	104,832
Standard Pacific Corp.*(a)	126,800	503,396

		608,228

Construction and Engineering — 1.0%
EMCOR Group, Inc.*(a)	229,897	5,653,167
Granite Construction, Inc.	17,860	406,137
Tutor Perini Corp.*	149,436	3,002,169

		9,061,473

Consumer Products & Services — 0.9%
Buckeye Technologies, Inc.	141,300	2,078,523
Central Garden & Pet Co.*	106,849	1,103,750
G & K Services, Inc. (Class A Stock)	68,128	1,557,406
JAKKS Pacific, Inc.*(a)	72,700	1,282,428
Jarden Corp.	8,551	266,193
Regis Corp.(a)	82,232	1,573,098
Spectrum Brands Holdings, Inc.*	20,300	551,754

		8,413,152

Containers & Packaging — 0.7%
AptarGroup, Inc.	62,724	2,864,605
Graham Packaging Co., Inc.*	5,300	62,646
Packaging Corp. of America	70,139	1,625,121
Silgan Holdings, Inc.	50,000	1,585,000

		6,137,372

Distribution/Wholesale
Brightpoint, Inc.*	26,200	183,138

Diversified Consumer Services — 0.4%
Sotheby’s(a)	31,370	1,155,044
Steiner Leisure Ltd. (Bahamas)*	66,812	2,545,537

		3,700,581

Diversified Financial Services — 0.2%
BGC Partners, Inc. (Class A Stock)	207,100	1,236,387
Marlin Business Services Corp.*	9,300	111,600
Oppenheimer Holdings, Inc. (Class A Stock)	9,300	259,935
Teton Advisors, Inc. (Class A Stock)*	297	2,510
Virtus Investment Partners, Inc.*	950	28,747

		1,639,179

Diversified Operations
Standex International Corp.	13,400	324,146

Electric Utilities — 1.9%
Cleco Corp.	91,240	2,702,529
MGE Energy, Inc.	67,170	2,659,260
Portland General Electric Co.	338,947	6,873,845
UniSource Energy Corp.	137,310	4,590,274

		16,825,908

Electrical Equipment — 0.9%
GrafTech International Ltd.*(a)	216,510	3,384,052
Regal-Beloit Corp.	78,380	4,600,122

		7,984,174

Electronic Components & Equipment — 2.5%
Arris Group, Inc.*	95,339	931,462
AVX Corp.	75,480	1,043,134
Belden, Inc.	108,636	2,865,818
Benchmark Electronics, Inc.*	26,750	438,700
Checkpoint Systems, Inc.*	24,400	496,540
Coherent, Inc.*	68,380	2,735,884
CTS Corp.	39,000	375,180
DDI Corp.	5,200	48,048
EnerSys*	83,200	2,077,504
FEI Co.*	27,900	546,003
Littelfuse, Inc.*(a)	46,233	2,020,382
Park Electrochemical Corp.	88,240	2,324,241
Synopsys, Inc.*	89,325	2,212,580
TTM Technologies, Inc.*	89,000	871,310
VAALCO Energy, Inc.*	68,600	393,764
Zebra Technologies Corp. (Class A Stock)*	86,212	2,900,172

		22,280,722

Electronics — 0.3%
Greatbatch, Inc.*	86,100	1,996,659
Spectrum Control, Inc.*	25,000	368,000

		2,364,659

Energy Equipment & Services — 1.0%
Gulf Island Fabrication, Inc.	102,960	1,873,872
ION Geophysical Corp.*(a)	345,130	1,773,968
Matrix Service Co.*	285,330	2,496,638
Natural Gas Services Group, Inc.*	101,890	1,504,915
Tidewater, Inc.(a)	25,640	1,148,928

		8,798,321

Entertainment & Leisure — 0.4%
International Speedway Corp. (Class A Stock)	47,238	1,152,607
Isle of Capri Casinos, Inc.*	158,200	1,132,712
Scientific Games Corp. (Class A Stock)*	128,286	1,244,374

		3,529,693

Environmental Services — 0.6%
Clean Harbors, Inc.*	33,275	2,254,381
EnergySolutions, Inc.	250,370	1,259,361
Tetra Tech, Inc.*	79,464	1,666,360

		5,180,102

Equipment Services — 0.1%
RPC, Inc.	21,925	463,933

Exchange Traded Funds — 1.4%
iShares Nasdaq Biotechnology Index Fund(a)	11,767	1,014,315
iShares Russell 2000 Value Index Fund(a)	181,920	11,260,848

		12,275,163

Financial — Bank & Trust — 5.4%
1st Source Corp.	9,900	171,864
1st United Bancorp, Inc.*	28,800	185,184
Banco Latinoamericano de Comercio Exterior SA (Panama)	30,800	445,060
BancorpSouth, Inc.(a)	78,087	1,107,274
Bank of the Ozarks, Inc.	12,800	474,752
Berkshire Hills Bancorp, Inc.	22,100	419,016
Boston Private Financial Holdings, Inc.(a)	157,137	1,027,676
Brookline Bancorp, Inc.	54,700	545,906
Camden National Corp.	7,000	242,550
Cardinal Financial Corp.	122,379	1,176,062
Cathay General Bancorp	53,500	636,115
Central Pacific Financial Corp.*(a)	6,200	8,866
Chemical Financial Corp.	20,885	431,067
Citizens Republic Bancorp, Inc.*(a)	2,722,223	2,452,995
City Holding Co.(a)	41,900	1,285,073
Columbia Banking System, Inc.	24,800	487,320
Community Bank System, Inc.	23,300	536,133
Community Trust Bancorp, Inc.	40,542	1,098,283
CVB Financial Corp.(a)	468,069	3,515,198
East West Bancorp, Inc.	34,900	568,172
Financial Institutions, Inc.	20,400	360,264
First Bancorp (Puerto Rico)*	31,400	8,792
First Bancorp (United States)	17,400	236,988
First Community Bancshares, Inc.	48,900	630,810
First Financial Bancorp	190,749	3,181,693
First Horizon National Corp.*	116,298	1,326,960
First Merchants Corp.	41,900	319,697
First Niagara Financial Group, Inc.	116,017	1,351,598
FNB Corp.	167,500	1,433,800
Hancock Holding Co.	67,675	2,034,987
Hawaiian Holdings, Inc.*	76,200	456,438
Heartland Financial USA, Inc.	9,300	143,127
Hudson Valley Holding Corp.	9,700	189,344
Independent Bank Corp.	40,100	903,052
Lakeland Bancorp, Inc.(a)	55,300	466,179
MainSource Financial Group, Inc.	40,100	306,364
National Penn Bancshares, Inc.	357,803	2,236,269
Ocwen Financial Corp.*	91,300	925,782
PacWest Bancorp(a)	110,902	2,113,792
Park National Corp.(a)	9,300	595,572
Penson Worldwide, Inc.*(a)	62,800	312,116
Peoples Bancorp, Inc.	22,500	278,325

Porter Bancorp, Inc.	2,480	24,899
Provident Financial Services, Inc.	51,800	640,248
Renasant Corp.(a)	45,100	685,971
Republic Bancorp, Inc. (Class A Stock)	15,346	324,261
S&T Bancorp, Inc.(a)	20,900	364,078
SCBT Financial Corp.	14,500	452,255
Sierra Bancorp(a)	23,800	293,930
Simmons First National Corp. (Class A Stock)	12,200	344,894
South Financial Group, Inc. (The)*	421,100	119,592
Southside Bancshares, Inc.	25,941	490,026
Southwest Bancorp, Inc.	29,100	377,427
Sterling Bancorp	21,500	186,835
Sterling Bancshares, Inc.	71,300	382,881
Suffolk Bancorp	8,100	205,092
Susquehanna Bancshares, Inc.	114,600	967,224
Trico Bancshares	1,200	18,444
Trustmark Corp.	33,200	721,768
United Bankshares, Inc.(a)	12,200	303,658
United Community Banks, Inc.*	646,799	1,448,830
Washington Trust Bancorp, Inc.	15,700	300,184
WesBanco, Inc.	28,500	465,690
West Bancorp, Inc.*	42,500	267,750
Zions Bancorporation	146,539	3,130,073

		49,142,525

Financial — Brokerage — 0.2%
Knight Capital Group, Inc. (Class A Stock)*(a)	87,200	1,080,408
LaBranche & Co., Inc.*(a)	140,200	546,780

		1,627,188

Financial Services — 3.0%
Advance America Cash Advance Centers, Inc.	42,500	171,275
Alliance Financial Corp.(a)	8,800	266,024
Assured Guaranty Ltd. (Bermuda)	93,600	1,601,496
BlackRock Kelso Capital Corp.	30,586	351,739
CompuCredit Holdings Corp.(a)	42,922	206,884
Dime Community Bancshares	30,400	421,040
Dollar Financial Corp.*	65,868	1,374,665
Encore Capital Group, Inc.*	33,700	607,274
Federated Investors, Inc. (Class B Stock)(a)	97,450	2,217,962
First Commonwealth Financial Corp.	520,600	2,837,270
Flushing Financial Corp.	13,900	160,684
GFI Group, Inc.	52,900	245,456
Global Cash Access Holdings, Inc.*	34,300	139,944
Hallmark Financial Services, Inc.*	21,500	187,910
Lakeland Financial Corp.	21,500	401,190
MCG Capital Corp.	179,786	1,049,950
National Financial Partners Corp.*(a)	219,300	2,778,531
NBT Bancorp, Inc.	35,500	783,485
Nelnet, Inc. (Class A Stock)	81,400	1,862,432
OceanFirst Financial Corp.	25,000	306,750
Prospect Capital Corp.	236,993	2,301,202
Sanders Morris Harris Group, Inc.	26,200	148,292
Stifel Financial Corp.*(a)	32,092	1,485,539
TICC Capital Corp.	24,074	249,166
Trustco Bank Corp.	59,900	333,044
Whitney Holding Corp.	198,117	1,618,616
World Acceptance Corp.*(a)	50,000	2,208,000
WSFS Financial Corp.	15,700	588,907

		26,904,727

Food — 1.0%
B&G Foods, Inc. (Class A Stock)	43,600	476,112
Corn Products International, Inc.	54,419	2,040,713
Dean Foods Co.*	168,362	1,718,976
Del Monte Foods Co.	125,477	1,645,003
Nash-Finch Co.	27,300	1,161,342
Spartan Stores, Inc.	93,100	1,349,950
TreeHouse Foods, Inc.*	10,500	484,050

		8,876,146

Food & Staples Retailing — 0.9%
Casey’s General Stores, Inc.	46,250	1,930,937
Pantry, Inc. (The)*	187,762	4,526,942
Weis Markets, Inc.	44,760	1,751,459

		8,209,338

Gas Utilities — 1.1%
Laclede Group, Inc. (The)	23,360	804,051
New Jersey Resources Corp.(a)	101,029	3,962,357
Northwest Natural Gas Co.	28,440	1,349,478
WGL Holdings, Inc.	95,610	3,612,146

		9,728,032

Healthcare Products
GenMark Diagnostics, Inc.*	44,800	150,528
Symmetry Medical, Inc.*	15,700	151,348

		301,876

Healthcare Providers & Services — 0.7%
Cross Country Healthcare, Inc.*	85,390	613,954
LifePoint Hospitals, Inc.*(a)	69,942	2,452,167
RehabCare Group, Inc.*	180,232	3,644,291

		6,710,412

Healthcare Services — 1.3%
AMERIGROUP Corp.*	56,400	2,395,308
AmSurg Corp.*	106,696	1,865,046
Cantel Medical Corp.	34,900	565,380
Centene Corp.*(a)	15,700	370,363
Continucare Corp.*	83,200	349,440
Five Star Quality Care, Inc.*	103,000	520,150
Gentiva Health Services, Inc.*	51,800	1,131,830
HealthSouth Corp.*(a)	118,702	2,279,079
Magellan Health Services, Inc.*	18,600	878,664
Triple-S Management Corp. (Class B Stock) (Puerto Rico)*	107,000	1,802,950

		12,158,210

Healthcare Technology — 0.1%
MedQuist, Inc.*(a)	87,100	762,996

Home Furnishings
Hooker Furniture Corp.	10,500	122,115

Hotels, Restaurants & Leisure — 0.5%
Brinker International, Inc.	41,060	774,392
California Pizza Kitchen, Inc.*	86,310	1,472,448
Morgans Hotel Group Co.*	62,400	456,768
Ruby Tuesday, Inc.*	128,000	1,519,360

		4,222,968

Household Durables
La-Z-Boy, Inc.*(a)	4,700	39,668

Household Products — 1.1%
Central Garden & Pet Co. (Class A Stock)*	400,149	4,145,544
Helen of Troy Ltd. (Bermuda)*	121,600	3,075,264
Prestige Brands Holdings, Inc.*	301,362	2,980,470

		10,201,278

Industrial Products — 1.6%
Acuity Brands, Inc.(a)	36,600	1,619,184
Barnes Group, Inc.	85,500	1,503,945
Brady Corp. (Class A Stock)	69,291	2,021,218
Ceradyne, Inc.*	19,800	462,330
EnPro Industries, Inc.*(a)	72,100	2,255,288
Interface, Inc. (Class A Stock)	116,549	1,658,492
Interline Brands, Inc.*	55,800	1,006,632
Myers Industries, Inc.	27,900	239,661
Watts Water Technologies, Inc. (Class A Stock)	49,780	1,695,009
WESCO International, Inc.*(a)	58,654	2,304,516

		14,766,275

Insurance — 6.1%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	82,510	4,669,241
Alterra Capital Holdings Ltd. (Bermuda)	55,300	1,101,576
American Equity Investment Life Holding Co.	311,800	3,192,832
American Physicians Capital, Inc.	18,833	780,816
American Safety Insurance Holding Ltd. (Bermuda)*	4,700	76,798
AMERISAFE, Inc.*	108,800	2,043,264
AmTrust Financial Services, Inc.	59,300	861,036
Arch Capital Group Ltd. (Bermuda)*	19,530	1,636,614
Argo Group International Holdings Ltd. (Bermuda)	7,658	266,039
Aspen Insurance Holdings Ltd. (Bermuda)	55,300	1,674,484
CNA Surety Corp.*	171,700	3,076,864
CNO Financial Group, Inc.*(a)	166,946	924,881
Delphi Financial Group, Inc. (Class A Stock)	91,300	2,281,587
EMC Insurance Group, Inc.	74,680	1,592,177
Employers Holdings, Inc.	200,030	3,154,473
Endurance Specialty Holdings Ltd. (Bermuda)	52,191	2,077,202
Fidelity National Financial, Inc. (Class A Stock)	35,890	563,832
Horace Mann Educators Corp.	98,378	1,749,161
Infinity Property & Casualty Corp.	53,207	2,594,905
Meadowbrook Insurance Group, Inc.	689,810	6,187,596
Navigators Group, Inc.*	8,100	361,503
NYMAGIC, Inc.	8,100	207,927
Platinum Underwriters Holdings Ltd. (Bermuda)	122,774	5,343,124
PMA Capital Corp. (Class A Stock)*	39,000	294,060
ProAssurance Corp.*	64,422	3,710,063
Radian Group, Inc.	180,300	1,409,946
Reinsurance Group of America, Inc.	49,434	2,387,168
Selective Insurance Group, Inc.	54,100	881,289
Tower Group, Inc.	5,762	134,543

		55,235,001

Internet Services — 0.6%
BroadSoft, Inc.*	58,700	508,342
Digital River, Inc.*	90,661	3,086,100
EarthLink, Inc.	58,200	529,038
IntraLinks Holdings, Inc.*	36,600	618,906
SciQuest, Inc.*	23,400	282,672
ValueClick, Inc.*	20,400	266,832

		5,291,890

Iron & Steel
Metals USA Holdings Corp.*	26,200	340,076

Leisure Equipment & Products — 0.5%
Callaway Golf Co.(a)	667,123	4,669,861

Life Science Tools & Services
Enzo Biochem, Inc.*	16,320	62,016

Machinery — 2.5%
Albany International Corp. (Class A Stock)	101,500	1,920,380
Altra Holdings, Inc.*	314,260	4,629,050
IDEX Corp.	48,514	1,722,732
Kaydon Corp.	142,876	4,943,510
Mueller Industries, Inc.	69,750	1,847,677
Mueller Water Products, Inc. (Class A Stock)	610,950	1,845,069
RBC Bearings, Inc.*	105,415	3,582,002
Snap-on, Inc.	51,600	2,399,916

		22,890,336

Machinery & Equipment — 1.7%
A.O. Smith Corp.	50,000	2,894,500
Applied Industrial Technologies, Inc.	113,100	3,460,860
Cascade Corp.	4,100	130,380
Columbus McKinnon Corp.*	11,100	184,149
Gardner Denver, Inc.	36,234	1,945,041
Intermec, Inc.*	162,276	1,989,504
Kadant, Inc.*	86,965	1,644,508
T-3 Energy Services, Inc.*	16,300	426,245
Tennant Co.	4,700	145,230
Terex Corp.*(a)	100,538	2,304,331

		15,124,748

Manufacturing
Trimas Corp.*	3,500	51,975

Marine — 0.4%
Diana Shipping, Inc. (Marshall Islands)*	112,429	1,427,848
Kirby Corp.*(a)	52,930	2,120,376

		3,548,224

Media — 0.1%
Dolan Co. (The)*	45,900	521,883
PRIMEDIA, Inc.	107,600	408,880

		930,763

Medical Products — 0.2%
Cooper Cos., Inc. (The)(a)	36,602	1,691,744

Transcept Pharmaceuticals, Inc.*	9,900	69,003

		1,760,747

Medical Supplies & Equipment — 0.4%
Halozyme Therapeutics, Inc.*	13,400	103,314
Incyte Corp.*(a)	34,900	558,051
Owens & Minor, Inc.	2,900	82,534
Patterson Cos., Inc.	46,625	1,335,806
PharMerica Corp.*	114,000	1,086,420
Skilled Healthcare Group, Inc. (Class A Stock)*	79,700	313,221
STERIS Corp.	14,500	481,690

		3,961,036

Metals & Mining — 1.8%
Carpenter Technology Corp.	76,240	2,570,050
CIRCOR International, Inc.	15,700	496,120
Coeur d’alene Mines Corp.*(a)	34,300	683,256
Haynes International, Inc.	96,500	3,369,780
Hecla Mining Co.*(a)	22,700	143,464
Horsehead Holding Corp.*	111,380	1,099,321
Metalico, Inc.*(a)	93,100	356,573
Olympic Steel, Inc.	31,540	725,105
Quanex Building Products Corp.	26,425	456,360
Royal Gold, Inc.	14,000	697,760
RTI International Metals, Inc.*	110,330	3,378,304
Stillwater Mining Co.*(a)	62,200	1,047,448
USEC, Inc.*(a)	26,800	139,092
Worthington Industries, Inc.	100,000	1,503,000

		16,665,633

Office Equipment — 0.1%
ACCO Brands Corp.*	63,400	364,550
Knoll, Inc.	46,500	721,215

		1,085,765

Oil & Gas — 3.1%
Berry Petroleum Co. (Class A Stock)(a)	121,966	3,869,981
Brigham Exploration Co.*	37,200	697,500
Cal Dive International, Inc.*	191,900	1,049,693
Clayton Williams Energy, Inc.*	600	30,354
Complete Production Services, Inc.*	51,800	1,059,310
CVR Energy, Inc.*	246,100	2,030,325
Energy Partners Ltd.*	29,700	356,697
EXCO Resources, Inc.	106,400	1,582,168
Frontier Oil Corp.	131,312	1,759,581
Global Geophysical Services, Inc.*	18,000	131,220
Global Industries Ltd.*	90,200	493,394
Goodrich Petroleum Corp.*(a)	192,119	2,799,174
Gulfport Energy Corp.*(a)	194,300	2,689,112
Key Energy Services, Inc.*(a)	263,100	2,502,081
Lufkin Industries, Inc.	16,300	715,570
Newpark Resources, Inc.*	51,800	435,120
Rosetta Resources, Inc.*	44,800	1,052,352
Stone Energy Corp.*	40,700	599,511
Swift Energy Co.*	118,365	3,323,689
TETRA Technologies, Inc.*	52,300	533,460
W&T Offshore, Inc.(a)	43,600	462,160

		28,172,452

Oil, Gas & Consumable Fuels — 1.2%
Bill Barrett Corp.*(a)	90,490	3,257,640
Carrizo Oil & Gas, Inc.*(a)	99,650	2,385,621
Denbury Resources, Inc.*(a)	40,054	636,458
Petroquest Energy, Inc.*(a)	186,310	1,134,628
Rex Energy Corp.*(a)	120,670	1,544,576
SM Energy Co.	29,370	1,100,200
Warren Resources, Inc.*	101,200	401,764

		10,460,887

Paper & Forest Products — 0.9%
Boise, Inc.*	117,500	762,575
Domtar Corp.	11,600	749,128
Louisiana-Pacific Corp.*(a)	287,230	2,174,331
Rock-Tenn Co. (Class A Stock)	45,400	2,261,374
Schweitzer-Mauduit International, Inc.	36,108	2,105,458

		8,052,866

Personal Services — 0.1%
Stewart Enterprises, Inc. (Class A Stock)	130,300	702,317

Pharmaceuticals — 0.2%
Ariad Pharmaceuticals, Inc.*(a)	63,400	242,188
Cadence Pharmaceuticals, Inc.*(a)	12,800	106,880
Nutraceutical International Corp.*	22,700	356,163
Par Pharmaceutical Cos., Inc.*	42,500	1,235,900
Pharmasset, Inc.*	7,000	206,500
XenoPort, Inc.*	7,600	54,036

		2,201,667

Printing & Publishing — 0.2%
Courier Corp.	46,196	656,907
Scholastic Corp.	51,800	1,441,076

		2,097,983

Professional Services — 0.4%
CDI Corp.	1,200	15,504
Hudson Highland Group, Inc.*	160,970	553,737
Korn/Ferry International*	41,490	686,244
TrueBlue, Inc.*	159,820	2,181,543

		3,437,028

Railroads
Portec Rail Products, Inc.	2,900	33,698

Real Estate Investment Trusts — 8.4%
American Campus Communities, Inc.	16,300	496,172
American Capital Agency Corp.(a)	28,700	762,559
Anworth Mortgage Asset Corp.	258,500	1,843,105
Ashford Hospitality Trust, Inc.*	68,600	620,830
Associated Estates Realty Corp.	9,900	138,402
BioMed Realty Trust, Inc.(a)	238,817	4,279,601
CapLease, Inc.	69,800	390,182
CBL & Associates Properties, Inc.(a)	290,380	3,792,363
Cogdell Spencer, Inc.	228,300	1,442,856
Colonial Properties Trust	61,300	992,447
Corporate Office Properties Trust(a)	27,740	1,034,979
Cousins Properties, Inc.	209,077	1,492,810
DCT Industrial Trust, Inc.(a)	194,300	930,697
Developers Diversified Realty Corp.	55,300	620,466
DiamondRock Hospitality Co.*	99,254	941,920
EastGroup Properties, Inc.	58,850	2,199,813

Education Realty Trust, Inc.	247,104	1,766,794
Entertainment Properties Trust(a)	32,600	1,407,668
Equity LifeStyle Properties, Inc.	22,700	1,236,696
Equity One, Inc.(a)	116,857	1,972,546
Extra Space Storage, Inc.	33,700	540,548
FelCor Lodging Trust, Inc.*	94,200	433,320
First Industrial Realty Trust, Inc.*(a)	365,900	1,855,113
Glimcher Realty Trust	155,300	955,095
Hersha Hospitality Trust	458,690	2,376,014
Home Properties, Inc.	9,300	491,970
Inland Real Estate Corp.	51,200	425,472
Invesco Mortgage Capital, Inc.	26,000	559,520
LaSalle Hotel Properties(a)	135,470	3,168,643
Lexington Realty Trust(a)	387,747	2,776,269
LTC Properties, Inc.	35,500	905,960
MFA Financial, Inc.	549,295	4,191,121
Mid-America Apartment Communities, Inc.*(a)	115,420	6,726,678
MPG Office Trust, Inc.*(a)	156,500	391,250
National Retail Properties, Inc.(a)	112,800	2,832,408
Omega Healthcare Investors, Inc.	72,100	1,618,645
Parkway Properties, Inc.	90,700	1,342,360
Pebblebrook Hotel Trust*	136,550	2,459,265
Pennsylvania Real Estate Investment Trust(a)	182,600	2,165,636
Pennymac Mortgage Investment Trust	200	3,578
PS Business Parks, Inc.	10,500	593,985
Redwood Trust, Inc.	74,200	1,072,932
Resource Capital Corp.	60,300	382,905
Saul Centers, Inc.	46,060	1,932,217
Senior Housing Properties Trust	149,510	3,513,485
Strategic Hotels & Resorts, Inc.*(a)	285,600	1,210,944
Sun Communities, Inc.	32,600	1,000,820
Sunstone Hotel Investors, Inc.*(a)	91,420	829,179
Washington Real Estate Investment Trust	24,640	781,827

		75,900,065

Real Estate Management & Development — 0.5%
CB Richard Ellis Group, Inc. (Class A Stock)*	75,055	1,372,005
Jones Lang LaSalle, Inc.	40,910	3,529,306

		4,901,311

Registered Investment Companies — 0.2%
American Capital Ltd.*(a)	212,900	1,236,949
Gladstone Capital Corp.	27,300	307,671

		1,544,620

Restaurants — 0.3%
CEC Entertainment, Inc.*	15,700	538,981
Domino’s Pizza, Inc.*	143,700	1,899,714
Ruth’s Hospitality Group, Inc.*	34,600	138,746

		2,577,441

Retail & Merchandising — 3.4%
Abercrombie & Fitch Co. (Class A Stock)(a)	44,059	1,732,400
BJ’s Wholesale Club, Inc.*	22,306	925,699
Cabela’s, Inc.*(a)	161,100	3,057,678
Cash America International, Inc.(a)	66,300	2,320,500
Collective Brands, Inc.*(a)	41,900	676,266
Dole Food Co., Inc.*(a)	168,983	1,546,194
Ethan Allen Interiors, Inc.(a)	93,047	1,624,601
Finish Line, Inc. (The) (Class A Stock)	133,800	1,861,158
Genesco, Inc.*	20,400	609,552
hhgregg, Inc.*	91,893	2,275,271
Jo-Ann Stores, Inc.*	26,800	1,193,940
Jos. A. Bank Clothiers, Inc.*(a)	41,050	1,749,141
Men’s Wearhouse, Inc. (The)	44,618	1,061,462
Oxford Industries, Inc.	72,700	1,728,806
Perry Ellis International, Inc.*	123,650	2,701,752
PetSmart, Inc.	35,390	1,238,650
RC2 Corp.*	23,300	488,135
Rent-A-Center, Inc.	109,900	2,459,562
World Fuel Services Corp.	50,000	1,300,500

		30,551,267

Road & Rail — 0.6%
Genesee & Wyoming, Inc. (Class A Stock)*	84,230	3,654,740
Landstar System, Inc.(a)	38,760	1,496,911

		5,151,651

Semiconductors — 1.4%
Alpha & Omega Semiconductor Ltd. (Bermuda)*	21,500	244,240
Amkor Technology, Inc.*(a)	69,200	454,644
Emulex Corp.*	145,057	1,514,395
IXYS Corp.*	28,500	272,175
Lattice Semiconductor Corp.*	122,100	579,975
MKS Instruments, Inc.*	32,000	575,360
Photronics, Inc.*	38,400	203,136
PMC — Sierra, Inc.*	101,200	744,832
Richardson Electronics Ltd.	75,348	791,154
Semtech Corp.*	22,700	458,313
Sigma Designs, Inc.*	54,700	628,503
Skyworks Solutions, Inc.*(a)	146,000	3,019,280
Veeco Instruments, Inc.*(a)	18,000	627,660
Zoran Corp.*	282,061	2,154,946

		12,268,613

Semiconductors & Semiconductor Equipment — 0.6%
Entegris, Inc.*	123,511	576,796
Exar Corp.*	266,442	1,595,988
ON Semiconductor Corp.*	115,040	829,439
Varian Semiconductor Equipment Associates, Inc.*(a)	36,040	1,037,231
Verigy Ltd. (Singapore)*	138,200	1,123,566

		5,163,020

Software — 1.5%
CSG Systems International, Inc.*	22,700	413,821
EPIQ Systems, Inc.	103,820	1,272,833
Lawson Software, Inc.*	952,626	8,068,742
McAfee, Inc.*	52,288	2,471,131
Smith Micro Software, Inc.*	3,500	34,790
Take-Two Interactive Software, Inc.*(a)	150,100	1,522,014

		13,783,331

Specialty Retail — 1.1%
AnnTaylor Stores Corp.*	109,523	2,216,745

Cato Corp. (The) (Class A Stock)	162,887	4,358,856
Children’s Place Retail Stores, Inc. (The)*	48,560	2,368,271
MarineMax, Inc.*(a)	178,540	1,256,922

		10,200,794

Telecommunications — 1.1%
Comtech Telecommunications Corp.*	62,780	1,717,033
Consolidated Communications Holdings, Inc.	143,100	2,671,677
CPI International, Inc.*	19,200	268,800
MasTec, Inc.*	47,100	486,072
Oplink Communications, Inc.*	19,200	380,928
Polycom, Inc.*	6,400	174,592
Premiere Global Services, Inc.*	321,700	2,277,636
RF Micro Devices, Inc.*	41,300	253,582
Symmetricon, Inc.*	48,300	276,276
Syniverse Holdings, Inc.*	18,600	421,662
Tekelec*	35,500	460,080
USA Mobility, Inc.	46,500	745,395

		10,133,733

Textiles, Apparel & Luxury Goods — 0.9%
Fossil, Inc.*	48,770	2,623,338
Hanesbrands, Inc.*	101,750	2,631,255
Timberland Co. (The) (Class A Stock)*	138,665	2,746,954

		8,001,547

Thrifts & Mortgage Finance — 0.4%
MGIC Investment Corp.*(a)	69,200	638,716
People’s United Financial, Inc.	63,810	835,273
PMI Group, Inc. (The)*	197,200	723,724
Westfield Financial, Inc.	141,960	1,107,288

		3,305,001

Trading Companies & Distributors
Rush Enterprises, Inc. (Class A Stock)*	14,000	214,760

Transportation — 1.6%
Aircastle Ltd. (Bermuda)	70,400	596,992
Atlas Air Worldwide Holdings, Inc.*	50,000	2,515,000
Con-Way, Inc.(a)	53,120	1,646,189
DHT Maritime, Inc. (Marshall Islands)	84,300	348,159
Echo Global Logistics, Inc.*	500	6,385
Excel Maritime Carriers Ltd. (Liberia)*(a)	457,200	2,569,464
Gulfmark Offshore, Inc. (Class A Stock)*	55,800	1,714,176
Heartland Express, Inc.	34,900	518,963
Horizon Lines, Inc. (Class A Stock)	179,700	754,740
Knight Transportation, Inc.	7,000	135,310
Knightsbridge Tankers Ltd. (Bermuda)	27,300	515,970
Marten Transport Ltd.	22,700	526,186
Old Dominion Freight Line, Inc.*(a)	72,635	1,846,382
Pacer International, Inc.*	86,700	523,668
Quality Distribution, Inc.*	19,200	122,304

		14,339,888

Utilities — 2.8%
AGL Resources, Inc.	84,979	3,259,794
American States Water Co.	11,100	397,158
California Water Service Group	14,000	517,300
Central Vermont Public Service Corp.	16,900	340,873
Chesapeake Utilities Corp.	12,200	441,884
El Paso Electric Co.*	69,200	1,645,576
Great Plains Energy, Inc.	238,161	4,501,243
IDACORP, Inc.	110,993	3,986,868
South Jersey Industries, Inc.	55,863	2,763,543
Southwest Gas Corp.	81,400	2,734,226
UIL Holdings Corp.	19,800	557,568
Westar Energy, Inc.	145,608	3,528,082
York Water Co.	16,900	270,907

		24,945,022

TOTAL COMMON STOCKS (cost $777,610,470)		862,959,482

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. TREASURY OBLIGATION — 0.3%

U.S. Treasury Notes(k) (cost $2,849,762)
1.25%	11/30/10	$2,845	2,849,890

TOTAL LONG-TERM INVESTMENTS (cost $780,460,232)			865,809,372

	Shares
SHORT-TERM INVESTMENT — 25.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $232,843,069; includes $124,357,685 of cash collateral for securities on loan)(b)(w)	232,843,069	232,843,069

TOTAL INVESTMENTS — 121.4% (cost $1,013,303,301)		1,098,652,441

Liabilities in excess of other assets(x) — (21.4)%		(193,958,972)

NET ASSETS — 100.0%		$904,693,469

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $119,930,705; cash collateral of $124,357,685 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized appreciation on futures contracts as follows:

Futures contracts open at September 30, 2010:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	September 30, 2010	Appreciation(1)
Long Position:
175	Russell 2000 Mini	Dec. 2010	$11,668,620	$11,803,750	$135,130

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$862,959,482	$—	$—
U.S. Treasury Obligation	—	2,849,890	—
Affiliated Money Market Mutual Fund	232,843,069	—	—
Other Financial Instuments*
Futures	135,130	—	—

Total	$1,095,937,681	$2,849,890	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.6%

COMMON STOCKS — 63.0%

Advertising — 0.2%
Aegis Group PLC (United Kingdom)	395,247	$766,801
Lamar Advertising Co. (Class A Stock)*(a)	27,000	859,140
Omnicom Group, Inc.	53,600	2,116,128
WPP PLC (United Kingdom)	135,559	1,500,225

		5,242,294

Aerospace & Defense — 1.1%
Boeing Co. (The)	111,100	7,392,594
Finmeccanica SpA (Italy)	153,208	1,820,225
General Dynamics Corp.	27,900	1,752,399
Goodrich Corp.	6,700	493,991
Lockheed Martin Corp.	42,200	3,008,016
Northrop Grumman Corp.	44,600	2,704,098
Raytheon Co.	30,200	1,380,442
Rolls-Royce Group PLC (United Kingdom)*	178,013	1,687,625
Teledyne Technologies, Inc.*	11,000	438,020
Triumph Group, Inc.	12,500	932,375
United Technologies Corp.	152,100	10,834,083

		32,443,868

Airlines — 0.1%
AirTran Holdings, Inc.*(a)	40,300	296,205
AMR Corp.*	49,700	311,619
Delta Air Lines, Inc.*	18,600	216,504
SkyWest, Inc.	15,100	210,796
Southwest Airlines Co.(a)	151,400	1,978,798

		3,013,922

Automobile Manufacturers — 0.9%
Bayerische Motoren Werke AG (Germany)	31,277	2,193,321
Ford Motor Co.*(a)	229,000	2,802,960
Harley-Davidson, Inc.	83,400	2,371,896
Honda Motor Co. Ltd. (Japan)	82,900	2,942,414
Nissan Motor Co. Ltd. (Japan)	185,800	1,622,523
Oshkosh Corp.*	13,800	379,500
PACCAR, Inc.	85,200	4,102,380
Toyota Motor Corp. (Japan)	144,100	5,175,033
Volkswagen AG (PRFC Shares) (Germany)	23,904	2,884,943
Winnebago Industries, Inc.*	19,200	200,064

		24,675,034

Automotive Parts — 0.5%
Advance Auto Parts, Inc.	6,300	369,684
Aisin Seiki Co. Ltd. (Japan)	40,800	1,272,678
Autoliv, Inc. AB	21,845	1,435,732
AutoZone, Inc.*(a)	16,100	3,685,451
BorgWarner, Inc.*(a)	6,200	326,244
CLARCOR, Inc.	2,900	112,027
GKN PLC (United Kingdom)	749,560	1,994,650
Goodyear Tire & Rubber Co. (The)*	41,100	441,825
H&E Equipment Services, Inc.*	4,000	31,880
Johnson Controls, Inc.	107,600	3,281,800
Koito Manufacturing Co. Ltd. (Japan)	47,000	720,652

		13,672,623

Beverages — 1.5%
Boston Beer Co., Inc. (Class A Stock)*	11,000	735,570
Coca-Cola Co. (The)	293,400	17,169,768
Kirin Holdings Co. Ltd. (Japan)	125,000	1,774,377
PepsiCo, Inc.	275,346	18,293,988
Pernod-Ricard SA (France)	37,802	3,156,437
Reed’s, Inc.*(a)	59,400	115,830

		41,245,970

Biotechnology — 0.1%
Acorda Therapeutics, Inc.*	3,200	105,664
Alexion Pharmaceuticals, Inc.*	4,600	296,056
Illumina, Inc.*(a)	24,200	1,190,640
Incyte Corp.*(a)	22,000	351,780
Maxygen, Inc.*	48,800	282,552

		2,226,692

Building Materials — 0.2%
Bouygues SA (France)	59,231	2,542,313
Cemex SAB de CV (Mexico)*	1,266,327	1,082,266
Martin Marietta Materials, Inc.(a)	4,100	315,577
Masco Corp.	80,300	884,103
Universal Forest Products, Inc.	15,300	447,525
USG Corp.*	15,800	208,402

		5,480,186

Business Services — 0.1%
Corporate Executive Board Co. (The)	11,500	362,940
Fidelity National Information Services, Inc.	28,500	773,205
FTI Consulting, Inc.*(a)	12,300	426,687
Manpower, Inc.(a)	15,800	824,760
Navigant Consulting, Inc.*	25,800	300,054
Robert Half International, Inc.	18,600	483,600

		3,171,246

Cable Television — 0.3%
Comcast Corp. (Class A Stock)	301,100	5,443,888
DIRECTV (Class A Stock)*	68,200	2,839,166
DISH Network Corp. (Class A Stock)	21,600	413,856

		8,696,910

Chemicals — 0.9%
Air Water, Inc. (Japan)	85,000	1,010,062
Albemarle Corp.	18,800	880,028
American Vanguard Corp.	44,500	275,010
Arch Chemicals, Inc.	19,950	700,045
Asahi Kasei Corp. (Japan)	345,000	1,901,054
BASF SE (Germany)	41,115	2,592,598
Cabot Corp.	19,300	628,601
Dow Chemical Co. (The)	89,700	2,463,162
E.I. du Pont de Nemours & Co.	68,559	3,059,103
Eastman Chemical Co.	23,700	1,753,800
Hitachi Chemical Co. Ltd. (Japan)	51,300	957,420
Mosaic Co. (The)	17,800	1,045,928
Potash Corp. of Saskatchewan, Inc. (Canada)	7,900	1,137,916
Sherwin-Williams Co. (The)	35,300	2,652,442
Showa Denko KK (Japan)	619,000	1,186,392

Tosoh Corp. (Japan)	174,000	468,975
Wacker Chemie AG (Germany)	14,790	2,728,994

		25,441,530

Clothing & Apparel — 0.3%
Anvil Holdings, Inc.*(g)	125	375
Cintas Corp.(a)	39,400	1,085,470
Coach, Inc.	97,900	4,205,784
NIKE, Inc. (Class B Stock)(a)	45,200	3,622,328

		8,913,957

Commercial Banks — 0.2%
DnB NOR ASA (Norway)	327,284	4,454,755
Home BancShares, Inc.	18,734	380,675
Western Alliance Bancorp*	68,800	460,960
Wilmington Trust Corp.(a)	24,500	220,010

		5,516,400

Commercial Services — 0.3%
Benesse Holdings, Inc. (Japan)	39,300	1,892,501
Cielo SA (Brazil)	139,900	1,207,175
Education Management Corp.*(a)	9,900	145,332
H&R Block, Inc.	43,800	567,210
Huron Consulting Group, Inc.*	16,200	356,238
Paychex, Inc.	24,000	659,760
QinetiQ Group PLC (United Kingdom)	493,317	835,395
Verisk Analytics, Inc. (Class A Stock)*	6,400	179,264
Western Union Co. (The)	127,400	2,251,158

		8,094,033

Computer Hardware — 2.8%
Apple, Inc.*	117,500	33,340,625
CommVault Systems, Inc.*	5,800	150,974
Computer Sciences Corp.	29,600	1,361,600
Dell, Inc.*	170,900	2,214,864
Hewlett-Packard Co.	346,700	14,585,669
International Business Machines Corp.	170,150	22,823,921
Isilon Systems, Inc.*	43,400	966,952
Riverbed Technology, Inc.*(a)	18,600	847,788
SanDisk Corp.*	49,300	1,806,845

		78,099,238

Computer Services & Software — 3.3%
Accelrys, Inc.*	41,178	286,599
Accenture PLC (Class A Stock) (Ireland)	41,800	1,776,082
Activision Blizzard, Inc.	72,854	788,280
Adobe Systems, Inc.*	173,200	4,529,180
American Reprographics Co.*	49,800	390,930
Art Technology Group, Inc.*	122,500	505,925
Autodesk, Inc.*	63,700	2,036,489
Automatic Data Processing, Inc.	75,800	3,185,874
Autonomy Corp. PLC (United Kingdom)*	43,860	1,249,147
Avid Technology, Inc.*	23,100	302,841
Blackboard, Inc.*(a)	7,700	277,508
CA, Inc.	302,400	6,386,688
Cadence Design Systems, Inc.*(a)	70,800	540,204
Cisco Systems, Inc.*	768,800	16,836,720
Electronic Arts, Inc.*	48,300	793,569
EMC Corp.*	267,500	5,432,925
F5 Networks, Inc.*	1,000	103,810
FactSet Research Systems, Inc.	10,200	827,526
Fiserv, Inc.*(a)	27,100	1,458,522
Global Payments, Inc.	15,500	664,795
Jack Henry & Associates, Inc.	31,500	803,250
Logica PLC (United Kingdom)	440,561	877,551
McAfee, Inc.*	89,000	4,206,140
Microsoft Corp.	1,282,000	31,396,180
NS Solutions Corp. (Japan)	27,900	512,681
Oracle Corp.	9,700	260,445
Red Hat, Inc.*	85,580	3,508,780
Salary.com, Inc.*	69,400	282,111
SYNNEX Corp.*	22,500	633,150
Tech Data Corp.*	9,400	378,820
Websense, Inc.*	27,900	494,946

		91,727,668

Conglomerates — 0.4%
Altria Group, Inc.(a)	188,400	4,525,368
DCC PLC (Ireland)	91,600	2,623,600
Hutchison Whampoa Ltd. (Hong Kong)	191,400	1,786,007
Textron, Inc.(a)	99,100	2,037,496

		10,972,471

Construction — 0.4%
Carillion PLC (United Kingdom)	254,934	1,255,487
China Railway Construction Corp. (Class H Stock) (China)	1,390,000	1,870,329
D.R. Horton, Inc.	68,200	758,384
Fluor Corp.	36,500	1,807,845
Insituform Technologies, Inc. (Class A Stock)*(a)	24,400	589,992
McDermott International, Inc. (Panama)*	121,100	1,789,858
Toll Brothers, Inc.*(a)	30,900	587,718
Vulcan Materials Co.(a)	56,600	2,089,672
WorleyParsons Ltd. (Australia)	22,639	486,867

		11,236,152

Consumer Products & Services — 2.6%
Avon Products, Inc.	156,300	5,018,793
Church & Dwight Co., Inc.(a)	1,600	103,904
Clorox Co.(a)	64,700	4,319,372
Colgate-Palmolive Co.	27,300	2,098,278
Fortune Brands, Inc.(a)	59,700	2,939,031
Harman International Industries, Inc.*	47,500	1,586,975
Johnson & Johnson	329,546	20,418,670
Kimberly-Clark Corp.(a)	111,000	7,220,550
L’Oreal SA (France)	20,544	2,309,989
Procter & Gamble Co. (The)	433,155	25,976,305
Rent-A-Center, Inc.	27,500	615,450

		72,607,317

Containers & Packaging
Smurfit-Stone Container Corp.*	10,333	189,814

Distribution/Wholesale — 0.4%
Fastenal Co.(a)	39,400	2,095,686
Fossil, Inc.*(a)	17,200	925,188
Genuine Parts Co.	11,100	494,949
Mitsubishi Corp. (Japan)	140,500	3,334,098
Mitsui & Co. Ltd. (Japan)	252,200	3,752,185
Pool Corp.(a)	28,312	568,222
Taleo Corp. (Class A Stock)*	18,700	542,113

Tyco International Ltd. (Switzerland)	28,600	1,050,478

		12,762,919

Diversified Manufacturing — 0.1%
Ingersoll-Rand PLC (Ireland)(a)	50,200	1,792,642
John Bean Technologies Corp.	9,124	146,988

		1,939,630

Diversified Operations — 1.6%
3M Co.	134,100	11,627,811
A.O. Smith Corp.	18,700	1,082,543
Danaher Corp.	108,700	4,414,307
General Electric Co.	1,278,100	20,769,125
Honeywell International, Inc.	142,200	6,248,268

		44,142,054

Electric — 0.1%
Calpine Corp.*	121,800	1,516,410
EDP — Energias do Brasil SA (Brazil)	38,100	816,943
NiSource, Inc.	10,000	174,000
Pepco Holdings, Inc.	26,400	491,040
RRI Energy, Inc.*	71,200	252,760

		3,251,153

Electric — Integrated — 0.4%
Allegheny Energy, Inc.	123,900	3,038,028
American Electric Power Co., Inc.	19,300	699,239
Exelon Corp.	123,900	5,275,662
Progress Energy, Inc.	10,200	453,084
Scottish & Southern Energy PLC (United Kingdom)	177,283	3,113,550

		12,579,563

Electronic Components & Equipment — 1.6%
A123 Systems, Inc.*(a)	7,200	64,584
Advanced Energy Industries, Inc.*(a)	40,800	532,848
Agilent Technologies, Inc.*	53,600	1,788,632
American Science & Engineering, Inc.	7,900	581,835
AVX Corp.	36,800	508,576
Belden, Inc.	8,650	228,187
Cooper Industries PLC (Ireland)	64,300	3,146,199
CyberOptics Corp.*	9,400	85,446
Emerson Electric Co.	202,200	10,647,852
Energizer Holdings, Inc.*	9,200	618,516
General Cable Corp.*	12,200	330,864
Gentex Corp.	43,000	838,930
Hosiden Corp. (Japan)	72,600	657,470
Konica Minolta Holdings, Inc. (Japan)	172,500	1,682,020
Koninklijke Philips Electronics NV (Netherlands)	98,705	3,102,276
Legrand SA (France)	40,593	1,372,948
LG Display Co. Ltd. (South Korea)	44,250	1,529,007
Mitsubishi Electric Corp. (Japan)	382,000	3,285,529
Nikon Corp. (Japan)	114,400	2,121,361
Nippon Electric Glass Co. Ltd. (Japan)	201,000	2,740,034
Plexus Corp.*	16,100	472,535
Samsung Electronics Co. Ltd. (South Korea)	2,488	1,695,397
Thermo Fisher Scientific, Inc.*	36,500	1,747,620
Tyco Electronics Ltd. (Switzerland)	101,450	2,964,369
Venture Corp. Ltd. (Singapore)	137,000	1,022,994
Waters Corp.*	17,700	1,252,806

		45,018,835

Energy — Alternate Sources
First Solar, Inc.*(a)	4,300	633,605

Energy Services — 0.1%
Covanta Holding Corp.(a)	30,500	480,375
Iberdrola Renovables SA (Spain)	423,764	1,408,426

		1,888,801

Entertainment & Leisure — 0.5%
Ascent Media Corp.*	2,442	65,226
Carnival Corp. (Panama)	65,500	2,502,755
International Game Technology	39,100	564,995
Madison Square Garden, Inc. (Class A Stock)*	9,275	195,517
Nintendo Co. Ltd. (Japan)	4,200	1,049,497
Walt Disney Co. (The)	260,200	8,615,222

		12,993,212

Environmental Control — 0.2%
Republic Services, Inc.	120,949	3,687,735
Waste Connections, Inc.*	15,650	620,679

		4,308,414

Farming & Agriculture — 0.2%
Alliance One International, Inc.*	129,400	537,010
Bunge Ltd. (Bermuda)(a)	10,000	591,600
Monsanto Co.	95,400	4,572,522

		5,701,132

Financial — Bank & Trust — 3.4%
Allied Irish Banks PLC (Ireland)*	199,217	137,693
Australia & New Zealand Banking Group Ltd. (Australia)	180,599	4,133,523
Banco Santander SA (Spain)	173,287	2,200,991
Bank of America Corp.	1,156,891	15,166,841
Bank of Yokohama Ltd. (The) (Japan)	254,000	1,186,631
BankAtlantic Bancorp, Inc. (Class A Stock)*(a)	63,676	50,941
Barclays PLC, ADR (United Kingdom)	187,600	3,536,260
BB&T Corp.	33,700	811,496
BNP Paribas (France)	68,279	4,856,062
Brooklyn Federal Bancorp, Inc.	34,400	62,952
Charter International PLC (United Kingdom)	114,102	1,243,941
CIT Group, Inc.*	20,400	832,728
Citizens Republic Bancorp, Inc.*	36,300	32,710
City National Corp.(a)	12,400	658,068
Close Brothers Group PLC (United Kingdom)	103,440	1,198,388
Commerce Bancshares, Inc.	19,057	716,353
DBS Group Holdings Ltd. (Singapore)	131,862	1,411,769
Deutsche Bank AG (Germany)	44,502	2,435,495
Deutsche Boerse AG (Germany)	14,355	957,828
East West Bancorp, Inc.	18,100	294,668
Erste Group Bank AG (Austria)	32,142	1,286,924
Essa Bancorp, Inc.	50,600	599,104
Fifth Third Bancorp	206,100	2,479,383

First Defiance Financial Corp.	9,800	98,784
Glacier Bancorp, Inc.	30,600	446,760
Intesa Sanpaolo SpA (Italy)	671,617	2,181,377
Louisiana Bancorp, Inc.*	34,435	502,407
Macquarie Group Ltd. (Australia)	54,417	1,907,680
Mitsubishi UFJ Financial Group, Inc. (Japan)	332,100	1,547,519
Mutualfirst Financial, Inc.	3,100	23,839
New York Community Bancorp, Inc.(a)	1,200	19,500
Nordea Bank AB (Sweden)	213,451	2,223,068
Northern Trust Corp.	52,700	2,542,248
Pinnacle Financial Partners, Inc.*(a)	29,300	269,267
Popular, Inc. (Puerto Rico)*	66,200	191,980
Regions Financial Corp.	263,900	1,918,553
Sandy Spring Bancorp, Inc.	21,900	339,450
Signature Bank*	18,700	726,308
Standard Chartered PLC (United Kingdom)	161,821	4,641,760
State Street Corp.	115,300	4,342,198
Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	295,000	1,477,120
Suncorp-Metway Ltd. (Australia)	121,473	1,056,685
SunTrust Banks, Inc.	14,400	371,952
Swedbank AB (Class A Stock) (Sweden)*	206,924	2,868,849
Synovus Financial Corp.(a)	16,000	39,360
TCF Financial Corp.(a)	12,200	197,518
Texas Capital Bancshares, Inc.*(a)	4,000	69,080
Wells Fargo & Co.	736,424	18,506,335
Westamerica Bancorporation	11,400	621,186
Zions Bancorporation(a)	67,300	1,437,528

		96,859,060

Financial Services — 3.9%
Allied Nevada Gold Corp.*(a)	43,800	1,160,700
American Express Co.	141,700	5,955,651
Bank of New York Mellon Corp. (The)(a)	116,600	3,046,758
BlackRock, Inc.	1,300	221,325
BM&FBOVESPA SA (Brazil)	199,600	1,670,411
Charles Schwab Corp. (The)(a)	66,400	922,960
China Citic Bank (Class H Stock) (China)	2,864,000	1,827,178
Citigroup, Inc.*	3,154,200	12,301,380
CME Group, Inc.	6,800	1,771,060
Credit Suisse Group AG (Switzerland)	68,452	2,925,746
Eaton Vance Corp.	18,800	545,952
Franklin Resources, Inc.	32,900	3,517,010
Goldman Sachs Group, Inc. (The)	76,500	11,060,370
Heartland Payment Systems, Inc.	31,200	474,864
Interactive Brokers Group, Inc. (Class A Stock)*	12,900	222,009
IntercontinentalExchange, Inc.*	8,200	858,704
Invesco Ltd. (Bermuda)(a)	126,100	2,677,103
Janus Capital Group, Inc.	68,800	753,360
JPMorgan Chase & Co.	560,768	21,348,438
Kentucky First Federal Bancorp	10,700	102,934
Legg Mason, Inc.	19,000	575,890
Marshall & Ilsley Corp.	170,400	1,199,616
MasterCard, Inc. (Class A Stock)	15,100	3,382,400
Moody’s Corp.(a)	93,300	2,330,634
Morgan Stanley	223,400	5,513,512
NYSE Euronext, Inc.	63,800	1,822,766
PNC Financial Services Group, Inc.	77,900	4,043,789
Raymond James Financial, Inc.	28,200	714,306
SLM Corp.*(a)	97,700	1,128,435
Societe Generale (France)	39,755	2,289,785
Stifel Financial Corp.*(a)	13,700	634,173
TD Ameritrade Holding Corp.*(a)	14,000	226,100
U.S. Bancorp	320,800	6,935,696
Visa, Inc. (Class A Stock)	63,000	4,678,380
Waddell & Reed Financial, Inc. (Class A Stock)	18,600	508,896

		109,348,291

Food — 1.6%
Archer-Daniels-Midland Co.	47,500	1,516,200
Campbell Soup Co.	63,000	2,252,250
Compass Group PLC (United Kingdom)	211,785	1,764,931
Dairy Crest Group PLC (United Kingdom)	187,237	1,090,632
General Mills, Inc.	98,400	3,595,536
House Foods Corp. (Japan)	44,100	670,375
Kellogg Co.(a)	69,200	3,495,292
Kraft Foods, Inc. (Class A Stock)	167,685	5,174,759
Kroger Co. (The)	156,700	3,394,122
Nestle SA (Switzerland)	170,519	9,084,282
Senomyx, Inc.*	79,400	316,012
Sysco Corp.	110,200	3,142,904
Tesco PLC (United Kingdom)	953,788	6,352,793
Tootsie Roll Industries, Inc.	19,249	478,915
Unilever PLC (United Kingdom)	85,130	2,461,974
Whole Foods Market, Inc.*(a)	43,700	1,621,707

		46,412,684

Healthcare Products
CareFusion Corp.*	30,500	757,620

Healthcare Services — 0.7%
Advisory Board Co. (The)*	17,200	759,380
AMERIGROUP Corp.*(a)	13,800	586,086
Community Health Systems, Inc.*	14,100	436,677
Covance, Inc.*(a)	15,400	720,566
Edwards Lifesciences Corp.*	22,300	1,495,215
Health Management Associates, Inc. (Class A Stock)*	12,100	92,686
Healthways, Inc.*	10,900	126,876
Laboratory Corp. of America Holdings*	6,900	541,167
LifePoint Hospitals, Inc.*(a)	21,700	760,802
Medco Health Solutions, Inc.*	45,100	2,347,906
Omnicare, Inc.	18,700	446,556
Tenet Healthcare Corp.*	162,100	765,112
UnitedHealth Group, Inc.	172,500	6,056,475
WellPoint, Inc.*	83,100	4,706,784

		19,842,288

Home Builders — 0.1%
Persimmon PLC (United Kingdom)*	363,055	2,277,862

Thor Industries, Inc.	9,200	307,280

		2,585,142

Hotels & Motels — 0.3%
Choice Hotels International, Inc.	15,600	568,776
Gaylord Entertainment Co.*(a)	12,500	381,250
Las Vegas Sands Corp.*(a)	8,600	299,710
Marriott International, Inc. (Class A Stock)	97,548	3,495,145
MGM Resorts International*(a)	274,572	3,097,172
Starwood Hotels & Resorts Worldwide, Inc.(a)	21,600	1,135,080
Wynn Resorts Ltd.	9,300	806,961

		9,784,094

Industrial Products — 0.4%
Actuant Corp. (Class A Stock)	21,000	482,160
Culp, Inc.*	25,800	252,840
Foster Wheeler AG (Switzerland)*	11,600	283,736
Harsco Corp.	17,000	417,860
Makita Corp. (Japan)	30,000	951,246
Mohawk Industries, Inc.*(a)	8,000	426,400
Myers Industries, Inc.	68,800	590,992
Nucor Corp.	52,400	2,001,680
Precision Castparts Corp.(a)	36,000	4,584,600

		9,991,514

Insurance — 2.6%
Aflac, Inc.	28,000	1,447,880
Allstate Corp. (The)	114,800	3,621,940
Aon Corp.(a)	96,900	3,789,759
AXA SA (France)	223,322	3,904,497
Berkshire Hathaway, Inc. (Class B Stock)*	172,600	14,270,568
Chubb Corp. (The)(a)	73,600	4,194,464
CIGNA Corp.	80,500	2,880,290
Employers Holdings, Inc.	18,400	290,168
Everest Re Group Ltd. (Bermuda)	9,500	821,465
Hartford Financial Services Group, Inc. (The)(a)	31,600	725,220
Infinity Property & Casualty Corp.	12,800	624,256
ING Groep NV, CVA (Netherlands)*	101,895	1,057,094
Lincoln National Corp.	25,400	607,568
Loews Corp.	50,000	1,895,000
Markel Corp.*	1,700	585,803
Marsh & McLennan Cos., Inc.	104,400	2,518,128
MetLife, Inc.	258,000	9,920,100
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	22,710	3,145,481
Principal Financial Group, Inc.	32,500	842,400
ProAssurance Corp.*	11,400	656,526
Prudential PLC (United Kingdom)	137,773	1,377,557
QBE Insurance Group Ltd. (Australia)	112,155	1,871,039
SeaBright Holdings, Inc.	32,100	258,726
Selective Insurance Group, Inc.	18,000	293,220
Sony Financial Holdings, Inc. (Japan)	830	2,704,360
StanCorp Financial Group, Inc.	15,500	589,000
Sun Life Financial, Inc. (Canada)	118,800	3,108,267
Swiss Life Holding AG (Switzerland)	19,451	2,214,997
Travelers Cos., Inc. (The)	55,899	2,912,338
W.R. Berkley Corp.	8,300	224,681
White Mountains Insurance Group Ltd. (Bermuda)	400	123,384

		73,476,176

Internet Services — 1.6%
Akamai Technologies, Inc.*(a)	42,500	2,132,650
Amazon.com, Inc.*	73,300	11,512,498
Ariba, Inc.*	31,300	591,570
Blue Coat Systems, Inc.*	15,500	372,930
Check Point Software Technologies Ltd. (Israel)*	11,200	413,616
Digital River, Inc.*	9,100	309,764
eBay, Inc.*	61,800	1,507,920
Google, Inc. (Class A Stock)*	37,200	19,559,388
Juniper Networks, Inc.*(a)	105,800	3,211,030
Kakaku.com, Inc. (Japan)	252	1,459,535
Liberty Media Holding Corp. — Interactive (Class A Stock)*	141,600	1,941,336
priceline.com, Inc.*	8,600	2,995,724
RightNow Technologies, Inc.*	16,200	319,140

		46,327,101

Machinery & Equipment — 0.6%
Applied Industrial Technologies, Inc.	24,400	746,640
Babcock & Wilcox Co.*	33,000	702,240
Baldor Electric Co.	13,800	557,520
Bucyrus International, Inc.	3,500	242,725
Caterpillar, Inc.	37,000	2,911,160
Cummins, Inc.	15,900	1,440,222
Joy Global, Inc.	39,700	2,791,704
Middleby Corp.*	5,770	365,760
Modec, Inc. (Japan)	34,500	539,734
Nordson Corp.	8,300	611,627
Rockwell Automation, Inc.	63,400	3,913,682
Stanley Black & Decker, Inc.	15,900	974,352
Toshiba Machine Co. Ltd. (Japan)	105,000	362,243

		16,159,609

Manufacturing
Koppers Holdings, Inc.	22,100	593,827

Media — 0.9%
British Sky Broadcasting Group PLC (United Kingdom)	177,508	1,967,261
Cablevision Systems Corp. (Class A Stock)	108,700	2,846,853
Discovery Communications, Inc. (Class C Stock)*	94,426	3,606,129
Informa PLC (United Kingdom)	123,070	809,859
Jupiter Telecommunications Co. Ltd. (Japan)	1,911	2,060,254
Liberty Global, Inc. (Class A Stock)*(a)	30,332	934,529
Sanoma Oyj (Finland)	48,889	1,034,378
Time Warner Cable, Inc.	91,290	4,928,747
Time Warner, Inc.	234,533	7,188,436

		25,376,446

Medical Products — 0.1%
Boston Scientific Corp.*	94,800	581,124

Intuitive Surgical, Inc.*	4,900	1,390,326

		1,971,450

Medical Supplies & Equipment — 2.1%
Abbott Laboratories	156,400	8,170,336
Amgen, Inc.*	140,100	7,720,911
Baxter International, Inc.	75,000	3,578,250
C.R. Bard, Inc.	23,200	1,889,176
Charles River Laboratories International, Inc.*	5,000	165,750
Computer Programs & Systems, Inc.	16,000	681,120
Covidien PLC (Ireland)	30,550	1,227,804
DaVita, Inc.*	34,900	2,409,147
DENTSPLY International, Inc.	33,200	1,061,404
Elekta AB (Class B Stock) (Sweden)	69,157	2,503,477
Eli Lilly & Co.	111,400	4,069,442
Fresenius SE (PRFC Shares) (Germany)	34,689	2,801,451
Gen-Probe, Inc.*(a)	10,700	518,522
Henry Schein, Inc.*(a)	15,600	913,848
Hologic, Inc.*	28,340	453,723
Life Technologies Corp.*	33,400	1,559,446
Martek Biosciences Corp.*	12,200	276,086
McKesson Corp.	59,900	3,700,622
Medtronic, Inc.	93,500	3,139,730
St. Jude Medical, Inc.*	73,200	2,879,688
STERIS Corp.	15,600	518,232
Stryker Corp.	79,700	3,988,985
Techne Corp.	10,300	635,819
Terumo Corp. (Japan)	23,600	1,252,372
Thoratec Corp.*	16,900	624,962
Zimmer Holdings, Inc.*(a)	58,100	3,040,373

		59,780,676

Metals & Mining — 1.3%
Agnico-Eagle Mines Ltd. (Canada)(a)	26,200	1,860,986
Alpha Natural Resources, Inc.*	10,714	440,881
Arch Coal, Inc.	21,800	582,278
Barrick Gold Corp. (Canada)(a)	36,700	1,698,843
BHP Billiton Ltd. (Australia)	134,433	5,055,807
BHP Billiton PLC (United Kingdom)	5,215	165,892
Carpenter Technology Corp.	12,500	421,375
Cliffs Natural Resources, Inc.	20,000	1,278,400
CONSOL Energy, Inc.	38,000	1,404,480
Freeport-McMoRan Copper & Gold, Inc.	76,245	6,510,561
Haynes International, Inc.	9,800	342,216
Kobe Steel Ltd. (Japan)	602,000	1,413,416
Peabody Energy Corp.	71,900	3,523,819
Rio Tinto Ltd. (Australia)	64,509	4,786,689
SSAB AB (Class A Stock) (Sweden)	82,613	1,317,572
Steel Dynamics, Inc.	40,100	565,811
Umicore (Belgium)	79,629	3,442,260
United States Steel Corp.(a)	40,300	1,766,752
Westmoreland Coal Co.*	29,000	285,940

		36,863,978

Office Equipment — 0.1%
Canon, Inc. (Japan)	55,750	2,601,177
Herman Miller, Inc.	15,700	308,976
Xerox Corp.	24,900	257,715

		3,167,868

Oil & Gas — 6.2%
ABB Ltd. (Switzerland)	55,717	1,174,273
Anadarko Petroleum Corp.	16,300	929,915
Baker Hughes, Inc.	105,340	4,487,484
Beach Energy Ltd. (Australia)	2,149,304	1,412,635
BG Group PLC (United Kingdom)	81,531	1,432,537
BP PLC, ADR (United Kingdom)(a)	109,700	4,516,349
Chevron Corp.	278,222	22,549,893
China Oilfield Services Ltd. (Class H Stock) (China)	844,000	1,320,577
Complete Production Services, Inc.*	40,500	828,225
Concho Resources, Inc.*(a)	18,700	1,237,379
ConocoPhillips	130,500	7,494,615
Devon Energy Corp.	30,500	1,974,570
Diamond Offshore Drilling, Inc.(a)	8,300	562,491
EOG Resources, Inc.	49,900	4,639,203
Exxon Mobil Corp.	681,712	42,122,985
FMC Technologies, Inc.*(a)	67,218	4,590,317
Forest Oil Corp.*	12,400	368,280
Fugro NV (Netherlands)	13,272	872,720
GDF Suez (France)	59,893	2,144,110
GeoMet, Inc.*	113,600	97,912
Halliburton Co.	47,900	1,584,053
Hess Corp.	47,600	2,814,112
Holly Corp.	15,100	434,125
Mariner Energy, Inc.*	15,500	375,565
Murphy Oil Corp.	79,800	4,941,216
National Fuel Gas Co.	9,400	487,014
Newfield Exploration Co.*	74,400	4,273,536
Occidental Petroleum Corp.	89,400	7,000,020
Petroleo Brasileiro SA, ADR (Brazil)	39,600	1,299,672
Praxair, Inc.	44,300	3,998,518
Range Resources Corp.	48,200	1,837,866
Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	141,500	8,318,785
Saipem SpA (Italy)	39,583	1,585,392
Schlumberger Ltd. (Netherlands)	246,315	15,175,467
Sempra Energy	34,300	1,845,340
Southwestern Energy Co.*	92,500	3,093,200
Statoil ASA (Norway)	174,849	3,647,921
Subsea 7, Inc. (Cayman Islands)*	107,301	2,096,339
Suncor Energy, Inc. (Canada)	76,000	2,473,800
Ultra Petroleum Corp. (Canada)*	18,700	785,026
Valero Energy Corp.(a)	80,800	1,414,808
Whiting Petroleum Corp.*	12,400	1,184,324

		175,422,569

Paper & Forest Products — 0.2%
Clearwater Paper Corp.*	14,931	1,135,951
Domtar Corp.	7,366	475,696
International Paper Co.	93,000	2,022,750
Weyerhaeuser Co.	115,446	1,819,429

		5,453,826

Pharmaceuticals — 3.2%
Alkermes, Inc.*	30,900	452,685
Allergan, Inc.	43,300	2,880,749
Astellas Pharma, Inc. (Japan)	30,200	1,090,716

Biogen Idec, Inc.*(a)	27,200	1,526,464
BioMarin Pharmaceutical, Inc.*(a)	18,500	413,475
Bristol-Myers Squibb Co.	198,300	5,375,913
Cardinal Health, Inc.	39,100	1,291,864
Celgene Corp.*	95,600	5,507,516
Cephalon, Inc.*(a)	13,900	867,916
Chugai Pharmaceutical Co. Ltd. (Japan)	34,400	632,123
CSL Ltd. (Australia)	63,165	2,017,768
Express Scripts, Inc.*	107,100	5,215,770
Forest Laboratories, Inc.*	22,200	686,646
Gilead Sciences, Inc.*(a)	127,200	4,529,592
GlaxoSmithKline PLC (United Kingdom)	9,997	197,010
GlaxoSmithKline PLC, ADR (United Kingdom)(a)	188,100	7,433,712
Hospira, Inc.*	14,900	849,449
Human Genome Sciences, Inc.*(a)	46,700	1,391,193
Kobayashi Pharmaceutical Co. Ltd. (Japan)	21,000	932,020
Medicines Co. (The)*	35,800	508,360
Medicis Pharmaceutical Corp. (Class A Stock)	12,000	355,800
Merck & Co., Inc.	414,989	15,275,745
Pfizer, Inc.	1,043,374	17,914,731
Roche Holding AG (Switzerland)	30,581	4,176,431
Rohto Pharmaceutical Co. Ltd. (Japan)	63,000	784,859
Sanofi-Aventis SA (France)	97,842	6,519,110
Valeant Pharmaceuticals International, Inc. (Canada)	33,481	838,697
Vertex Pharmaceuticals, Inc.*	10,700	369,899

		90,036,213

Pipelines — 0.3%
El Paso Corp.	144,500	1,788,910
Spectra Energy Corp.	182,900	4,124,395
Williams Cos., Inc. (The)	150,800	2,881,788

		8,795,093

Printing & Publishing — 0.1%
Consolidated Graphics, Inc.*	7,660	317,507
McGraw-Hill Cos., Inc. (The)	47,900	1,583,574
Scholastic Corp.	15,800	439,556

		2,340,637

Real Estate — 0.2%
Goldcrest Co. Ltd. (Japan)	22,550	425,176
Kerry Properties Ltd. (Bermuda)	268,000	1,457,639
Lennar Corp. (Class A Stock)	33,600	516,768
Mitsui Fudosan Co. Ltd. (Japan)	97,000	1,636,033
Soho China Ltd. (Cayman Islands)	1,774,500	1,260,173
St. Joe Co. (The)*(a)	18,500	460,095

		5,755,884

Real Estate Investment Trusts — 0.9%
AMB Property Corp.	21,700	574,399
AvalonBay Communities, Inc.(a)	10,000	1,039,300
Camden Property Trust(a)	18,700	897,039
Duke Realty Corp.	71,300	826,367
EastGroup Properties, Inc.	15,600	583,128
Kimco Realty Corp.	132,900	2,093,175
LaSalle Hotel Properties	34,200	799,938
Mirvac Group (Australia)	1,640,128	2,108,399
Potlatch Corp.	18,460	627,640
Public Storage, Inc.	25,500	2,474,520
Regency Centers Corp.(a)	15,500	611,785
Simon Property Group, Inc.	60,261	5,588,605
SL Green Realty Corp.	17,018	1,077,750
Unibail-Rodamco SE (France)	12,023	2,665,895
Vornado Realty Trust	35,000	2,993,550
Weingarten Realty Investors(a)	33,700	735,334

		25,696,824

Restaurants — 0.6%
McDonald’s Corp.	147,500	10,990,225
Mitchells & Butlers PLC (United Kingdom)*	323,603	1,476,746
Sonic Corp.*	32,025	258,762
Starbucks Corp.	171,500	4,386,970
Yum! Brands, Inc.	14,200	654,052

		17,766,755

Retail & Merchandising — 2.8%
A.C. Moore Arts & Crafts, Inc.*	47,800	108,028
American Eagle Outfitters, Inc.	27,700	414,392
Bed Bath & Beyond, Inc.*	107,100	4,649,211
BJ’s Wholesale Club, Inc.*	15,700	651,550
CarMax, Inc.*	17,200	479,192
Casey’s General Stores, Inc.	7,200	300,600
Compagnie Financiere Richemont SA (Class A Stock) (Switzerland)	83,355	4,013,153
CVS Caremark Corp.	193,376	6,085,543
Dick’s Sporting Goods, Inc.*	20,400	572,016
Dollar Tree, Inc.*(a)	19,000	926,440
Dress Barn, Inc.*	6,119	145,326
Drugstore.com, Inc.*(a)	162,200	311,424
Esprit Holdings Ltd. (Bermuda)	246,616	1,338,154
FamilyMart Co. Ltd. (Japan)	49,400	1,771,133
Gap, Inc. (The)	189,500	3,532,280
Hibbett Sports, Inc.*	9,900	247,005
Home Depot, Inc. (The)	207,800	6,583,104
Industria de Diseno Textil SA (Spain)	24,322	1,932,059
J. Crew Group, Inc.*(a)	12,600	423,612
Kingfisher PLC (United Kingdom)	646,911	2,380,008
Kohl’s Corp.*	128,700	6,779,916
Lowe’s Cos., Inc.	384,400	8,568,276
Macy’s, Inc.	185,800	4,290,122
N Brown Group PLC (United Kingdom)	223,467	815,473
Pantry, Inc. (The)*	12,400	298,964
Parkson Retail Group Ltd. (Cayman Islands)	901,500	1,568,564
PPR (France)	18,246	2,953,776
Ross Stores, Inc.	48,300	2,638,146
Wal-Mart Stores, Inc.	188,900	10,109,928
Walgreen Co.	107,100	3,587,850
Williams-Sonoma, Inc.	21,800	691,060

		79,166,305

Schools — 0.1%
Apollo Group, Inc. (Class A Stock)*	33,900	1,740,765
Corinthian Colleges, Inc.*(a)	37,000	259,740

		2,000,505

Semiconductors — 1.4%
Advanced Micro Devices, Inc.*(a)	681,000	4,841,910
Analog Devices, Inc.(a)	13,300	417,354
Applied Materials, Inc.	457,600	5,344,768
ASML Holding NV (Netherlands)	51,248	1,530,719
BTU International, Inc.*	15,500	107,260
Cree, Inc.*	3,200	173,728
Cymer, Inc.*	18,700	693,396
Hamamatsu Photonics KK (Japan)	56,500	1,842,950
Intel Corp.	142,600	2,742,198
Intersil Corp. (Class A Stock)	21,000	245,490
Lam Research Corp.*(a)	6,500	272,025
Marvell Technology Group Ltd. (Bermuda)*	72,300	1,265,973
Maxim Integrated Products, Inc.	46,500	860,715
MEMC Electronic Materials, Inc.*(a)	18,400	219,328
Micron Technology, Inc.*(a)	955,000	6,885,550
National Semiconductor Corp.	363,200	4,638,064
NVIDIA Corp.*(a)	297,100	3,470,128
ON Semiconductor Corp.*	67,310	485,305
Semtech Corp.*	40,600	819,714
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,014,749	2,013,810
Texas Instruments, Inc.(a)	20,400	553,656
Varian Semiconductor Equipment Associates, Inc.*(a)	22,700	653,306
Zoran Corp.*	37,112	283,536

		40,360,883

Telecommunications — 2.9%
Alcatel-Lucent (France)*	387,222	1,303,867
America Movil SAB de CV (Class L Stock), ADR (Mexico)	59,900	3,194,467
American Tower Corp. (Class A Stock)*	68,135	3,492,600
AT&T, Inc.	938,817	26,850,166
Corning, Inc.	114,300	2,089,404
Crown Castle International Corp.*	86,500	3,818,975
Finisar Corp.*	19,637	368,979
Hutchison Telecommunications Hong Kong Holdings Ltd. (Cayman Islands)	2,157,000	594,931
Ixia*	60,900	755,160
JDS Uniphase Corp.*	123,800	1,533,882
KDDI Corp. (Japan)	365	1,746,736
Leap Wireless International, Inc.*	10,000	123,500
NII Holdings, Inc.*	32,800	1,348,080
NTELOS Holdings Corp.	24,400	412,848
Prysmian SpA (Italy)	67,963	1,241,519
QUALCOMM, Inc.(a)	241,900	10,914,528
Quanta Services, Inc.*	13,400	255,672
SBA Communications Corp. (Class A Stock)*(a)	9,500	382,850
Sprint Nextel Corp.*	835,900	3,870,217
Telecom Italia SpA (Italy)	1,897,500	2,137,966
Telefonica SA (Spain)	231,132	5,723,632
Television Broadcasts Ltd. (Hong Kong)	127,000	725,120
Telstra Corp. Ltd. (Australia)	551,355	1,396,227
Vodafone Group PLC, ADR (United Kingdom)(a)	253,592	6,291,618

		80,572,944

Tobacco — 0.4%
Philip Morris International, Inc.	218,500	12,240,370

Toys — 0.1%
Mattel, Inc.	104,100	2,442,186

Transportation — 1.2%
C.H. Robinson Worldwide, Inc.(a)	23,300	1,629,136
Cargotec Corp. (Class B Stock) (Finland)	24,587	1,062,529
Central Japan Railway Co. (Japan)	272	2,000,575
CSX Corp.	79,500	4,397,940
Expeditors International of Washington, Inc.(a)	27,400	1,266,702
FedEx Corp.	36,700	3,137,850
Greenbrier Cos., Inc.*	31,000	483,290
Knight Transportation, Inc.	36,800	711,344
Nippon Yusen Kabushiki Kaisha (Japan)	143,000	585,841
Ryder System, Inc.	26,500	1,133,405
Union Pacific Corp.	89,900	7,353,820
United Parcel Service, Inc. (Class B Stock)	124,800	8,322,912
UTi Worldwide, Inc. (British Virgin Islands)	38,000	611,040

		32,696,384

Utilities — 1.3%
AES Corp. (The)*	407,600	4,626,260
Alliant Energy Corp.	28,400	1,032,340
CenterPoint Energy, Inc.	325,100	5,110,572
Constellation Energy Group, Inc.	78,100	2,517,944
E.ON AG (Germany)	123,201	3,632,846
EDF Energies Nouvelles SA (France)	16,011	613,558
Entergy Corp.	61,700	4,721,901
FirstEnergy Corp.(a)	40,600	1,564,724
Great Plains Energy, Inc.	43,200	816,480
Mirant Corp.*	31,000	308,760
Nextera Energy, Inc.	23,000	1,250,970
OGE Energy Corp.	22,000	877,140
PPL Corp.	105,300	2,867,319
Public Service Enterprise Group, Inc.	27,400	906,392
SembCorp Industries Ltd. (Singapore)	896,911	2,973,562
Southwest Gas Corp.	27,900	937,161
Sumco Corp. (Japan)*	115,700	1,804,521
TECO Energy, Inc.	84,800	1,468,736

		38,031,186

TOTAL COMMON STOCKS (cost $1,661,359,951)		1,775,963,031

PREFERRED STOCKS — 0.1%

Automotive Parts
Dana Holding Corp., Series B, 4.00%, 144A	1,325	144,922

Financial Services — 0.1%
Ally Financial, Inc., Series G, 7.00%, CVT, 144A	1,100	990,240
SLM Corp., Series C, 7.25%, CVT	200	120,050

		1,110,290

Telecommunications
Lucent Technologies Capital Trust I, 7.75%, CVT	300	243,000

U.S. Government Agency Obligation
Federal National Mortgage Assoc., Series S, 8.25%	8,550	4,211

TOTAL PREFERRED STOCKS (cost $1,503,975)		1,502,423

	Units

WARRANTS(l)*

Clothing & Apparel
Anvil Holdings, Inc. (Class A Stock), expiring on 02/05/12(g)	1,395	28
Anvil Holdings, Inc. (Class B Stock), expiring on 02/05/12(g)	1,550	15

TOTAL WARRANTS (cost $0)		43

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
ASSET-BACKED SECURITIES — 1.1%

Ally Auto Receivables Trust,
Series 2009-B, Class C, 144A(g)
4.06%	05/16/16	A2	$1,625	1,711,328
Series 2010-1, Class A4
2.30%	12/15/14	Aaa	630	649,099
American Express Credit Account Master Trust,
Series 2010-1, Class B
0.857% (c)	11/16/15	A2	1,215	1,215,039
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53%	01/06/14	Baa3	840	860,367
Series 2010-2, Class B
2.73%	03/09/15	Aa1	1,017	1,038,780
BA Credit Card Trust,
Series 2007-A8, Class A8
5.59%	11/17/14	Aaa	1,170	1,266,055
Cabela’s Master Credit Card Trust,
Series 2006-3A, Class B, 144A(g)
0.457% (c)	10/15/14	Baa2	1,660	1,619,465
Capital One Multi-Asset Execution Trust,
Series 2005-A7, Class A7
4.70%	06/15/15	Aaa	1,100	1,176,903
CarMax Auto Owner Trust,
Series 2009-2, Class B
4.65%	08/17/15	A+(d)	1,335	1,442,876
CenterPoint Energy Transition Bond Co. LLC,
Series 2001-1, Class A4
5.63%	09/15/15	Aaa	268	292,509
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	A3	23	13,690
Chesapeake Funding LLC,
Series 2009-4A, Class C, 144A(g)
2.258% (c)	09/07/20	A2	1,060	1,045,817
Citibank Credit Card Issuance Trust,
Series 2009-A2, Class A2
1.807% (c)	05/15/14	Aaa	1,320	1,348,636
CNH Equipment Trust,
Series 2007-A, Class B
5.09%	06/16/14	A3	255	257,015
Series 2009-C, Class A3
1.85%	12/16/13	Aaa	519	525,169
Series 2010-A, Class A4
2.49%	01/15/16	Aaa	1,350	1,396,856
CNH Wholesale Master Note Trust,
Series 2009-1A, Class A, 144A(g)
1.957% (c)	07/15/15	AAA(d)	1,209	1,218,684
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A4
6.19%	03/01/13	Aaa	150	153,464
Discover Card Master Trust I,
Series 2005-4, Class A2
0.347% (c)	06/16/15	Aaa	1,360	1,351,203
Ford Credit Auto Owner Trust,
Series 2009-D, Class D, 144A(g)
8.14%	02/15/16	A3	400	452,888
Series 2009-E, Class A4
2.42%	11/15/14	Aaa	2,290	2,376,692
Ford Credit Floorplan Master Owner Trust,
Series 2010-3, Class C, 144A(g)
4.99%	02/15/17	A2	1,485	1,587,985
GE Capital Credit Card Master Note Trust,
Series 2009-2, Class A
3.69%	07/15/15	Aaa	1,585	1,659,043
GE Equipment Midticket LLC,
Series 2010-1, Class A4, 144A(g)
1.47%	07/14/15	Aaa	2,895	2,894,323
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.316% (c)	11/25/36	Baa2	28	27,074
Marriott Vacation Club Owner Trust,(g)
Series 2006-1A, Class A, 144A
5.737%	04/20/28	Aaa	151	158,157
Series 2006-2A, Class A, 144A
5.362%	10/20/28	Aaa	45	45,710
MBNA Credit Card Master Note Trust,
Series 2006-C3, Class C3
0.547% (c)	10/15/13	A3	240	238,750
Morgan Stanley Structured Trust,
Series 2007-1, Class A1
0.336% (c)	06/25/37	Ba1	196	181,236
Navistar Financial Corp Owner Trust,
Series 2010-A, Class B, 144A(g)
4.17%	10/20/14	Aa2	1,370	1,393,092
Nissan Auto Receivables Owner Trust,
Series 2009-A, Class A4
4.74%	08/17/15	Aaa	505	540,647
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61%	06/15/15	Aaa	350	385,497

Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52%	11/12/12	Aa3	434		438,614
World Financial Network Credit Card Master Trust,
Series 2010-A, Class A
3.96%	04/15/19	AAA(d)	810		840,540

TOTAL ASSET-BACKED SECURITIES (cost $30,928,599)					31,803,203

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
American Tower Trust,
Series 2007-1A, Class D, 144A(g)
5.957%	04/15/37	Baa2	250		266,306
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648%	09/11/36	AAA(d)	350		370,234
Series 2005-3, Class A2
4.501%	07/10/43	Aaa	535		544,112
Series 2007-1, Class AAB
5.422%	01/15/49	Aaa	3,090		3,328,978
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871%	09/11/42	Aaa	2,135		2,278,483
Series 2005-PWR9, Class AAB
4.804%	09/11/42	Aaa	400		420,112
Series 2006-PW12, Class A4
5.907%(c)	09/11/38	Aaa	300		334,913
Series 2006-PW13, Class A4
5.54%	09/11/41	AAA(d)	1,182		1,292,290
Series 2007-PW15, Class AAB
5.315%	02/11/44	Aaa	525		569,836
Series 2007-PW17, Class A1
5.282%	06/11/50	AAA(d)	675		688,766
Series 2007-T28, Class A4
5.742%(c)	09/11/42	AAA(d)	755		837,775
Citigroup / Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	Aaa	1,655		1,801,276
Commercial Mortgage Pass-Through Certificates,
Series 2007-C9, Class A4
6.01% (c)	12/10/49	Aaa	1,300		1,415,027
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	2,015		2,120,584
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531%	05/15/33	Aaa	324		328,099
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C2, Class A2
6.70%	04/15/34	AAA(d)	344		350,284
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A3
4.569%	08/10/42	Aaa	800		823,161
Series 2005-GG3, Class AAB
4.619%	08/10/42	Aaa	136		142,484
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553% (c)	04/10/38	AA-(d)	1,815		1,954,276
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIBC, Class A3
6.26%	03/15/33	AAA(d)	179		179,867
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	Aaa	305		322,800
Series 2005-LDP5, Class A4
5.363%(c)	12/15/44	Aaa	1,900		2,092,261
Series 2006-CB15, Class A4
5.814%(c)	06/12/43	Aaa	1,450		1,578,633
Series 2006-CB16, Class A4
5.552%	05/12/45	Aaa	3,135		3,397,258
Series 2006-LDP9, Class A1
5.17%	05/15/47	Aaa	316		319,700
Series 2006-LDP9, Class A3
5.336%	05/15/47	Aa3	130		135,201
LB-UBS Commercial Mortgage Trust,
Series 2004-C2, Class A2
3.246%	03/15/29	Aaa	89		89,025
Series 2006-C1, Class A4
5.156%	02/15/31	AAA(d)	2,200		2,392,916
Series 2006-C7, Class A3
5.347%	11/15/38	AAA(d)	861		921,269
Merrill Lynch / Countrywide Commercial Mortgage Trust,
Series 2007-7, Class A1
5.549%	06/12/50	Aaa	—	(r)	826
Morgan Stanley Capital I,
Series 2007-HQ11, Class A4
5.447%(c)	02/12/44	Aaa	1,760		1,835,886
Series 2007-IQ14, Class A4
5.692%(c)	04/15/49	Aa2	1,725		1,790,634
Series 2007-IQ15, Class A4
6.075%(c)	06/11/49	BBB+(d)	600		641,747
Series 2008-T29, Class A4
6.458%(c)	01/11/43	AA(d)	2,038		2,325,691
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A3
5.558% (c)	03/15/45	Aaa	2,108		2,337,355

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $34,132,647)					40,228,065

CONVERTIBLE BONDS

Electronic Components & Equipment
General Cable Corp., Sub. Notes
4.50%	11/15/29	B2	150		150,563

Telecommunications
Leap Wireless International, Inc.,
Sr. Unsec’d. Notes
4.50%	07/15/14	Caa1	100		88,875
Virgin Media Finance PLC,
Gtd. Notes (United Kingdom)
9.50%	08/15/16	Ba3	450		508,500

					597,375

TOTAL CONVERTIBLE BONDS (cost $742,562)					747,938

CORPORATE OBLIGATIONS — 12.1%

Advertising

Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
10.00%	07/15/17	Ba2	50	58,375
InVentiv Health, Inc.,
Gtd. Notes, 144A
10.00%	08/15/18	Caa1	125	124,219
Lamar Media Corp.,
Gtd. Notes
7.875%	04/15/18	B1	200	210,000
Omnicom Group, Inc.,
Sr. Unsec’d. Notes
4.45%	08/15/20	Baa1	425	436,939

				829,533

Aerospace & Defense — 0.1%
Colt Defense LLC / Colt Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.75%	11/15/17	B3	75	55,125
Esterline Technologies Corp.,
Gtd. Notes, 144A
7.00%	08/01/20	Ba3	125	129,375
L-3 Communications Corp.,
Gtd. Notes
4.75%	07/15/20	Baa3	560	587,344
6.375%	10/15/15	Ba1	200	206,250
Moog, Inc.,
Sr. Sub. Notes
7.25%	06/15/18	Ba3	75	76,125
Sequa Corp.,
Gtd. Notes, 144A
11.75%	12/01/15	Caa2	175	184,625
Gtd. Notes, 144A, PIK
13.50%	12/01/15	Caa2	75	80,250
Spirit Aerosystems, Inc.,
Gtd. Notes
7.50%	10/01/17	B2	75	77,438
United Technologies Corp.,
Sr. Unsec’d. Notes
5.375%	12/15/17	A2	470	552,094
6.125%	02/01/19	A2	245	303,108

				2,251,734

Airlines — 0.2%
American Airlines, Inc.,
Pass-Through Certificates
7.858%	04/01/13	Ba1	75	78,562
Continental Airlines, Inc.,
Pass-Through Certificates
7.25%	05/10/21	Baa2	235	259,675
9.00%	07/08/16	Baa2	403	460,454
9.25%	11/10/18	Ba2	25	27,125
Sr. Sec’d. Notes, 144A
6.75%	09/15/15	Ba2	475	481,531
Delta Air Lines, Inc.,
Pass-Through Certificates
7.75%	06/17/21	Baa2	226	251,116
Sr. Sec’d. Notes, 144A
9.50%	09/15/14	Ba2	427	463,295
12.25%	03/15/15	B2	275	303,875
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	03/01/17	Baa3	1,590	1,669,859
Tam Capital 2, Inc.,
Gtd. Notes (Cayman Islands)
9.50%	01/29/20	B(d)	570	624,150
United Air Lines, Inc.,
Sec’d. Notes, 144A
12.00%	11/01/13	B3	75	82,875

				4,702,517

Automobile Manufacturers — 0.1%
Daimler Finance North America LLC,
Gtd. Notes
6.50%	11/15/13	A3	800	915,062
Ford Motor Co.,
Sr. Unsec’d. Notes
7.45%	07/16/31	B2	175	182,437
Oshkosh Corp.,
Gtd. Notes
8.25%	03/01/17	B2	150	161,250
8.50%	03/01/20	B2	150	162,375

				1,421,124

Automotive Parts
Affinia Group, Inc.,
Gtd. Notes
9.00%	11/30/14	B3	50	51,500
Sr. Sec’d. Notes, 144A
10.75%	08/15/16	B1	25	27,813
American Axle & Manufacturing Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.25%	01/15/17	Ba2	125	136,875
American Axle & Manufacturing, Inc.,
Gtd. Notes
7.875%	03/01/17	B3	150	148,687
ArvinMeritor, Inc.,
Gtd. Notes(a)
8.125%	09/15/15	Caa1	75	75,938
Commercial Vehicle Group, Inc.,
Gtd. Notes(g)
13.00%	02/15/13	NR	69	70,139
Goodyear Tire & Rubber Co. (The),
Sr. Unsec’d. Notes(a)
10.50%	05/15/16	B1	200	226,500

				737,452

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
5.375%	01/15/20	Baa2	700	790,154
Gtd. Notes, 144A(g)
5.375%	11/15/14	Baa2	405	454,591
Coca-Cola Femsa SAB de CV,
Sr. Unsec’d. Notes (Mexico)
4.625%	02/15/20	A3	300	322,340
Constellation Brands, Inc.,
Gtd. Notes
8.375%	12/15/14	Ba3	25	27,594
Cott Beverages USA, Inc.,
Gtd. Notes, 144A
8.125%	09/01/18	B3	200	211,750
Cott Beverages, Inc.,
Gtd. Notes, 144A
8.375%	11/15/17	B3	175	185,500

				1,991,929

Biotechnology
Bio-Rad Laboratories, Inc.,
Sr. Sub. Notes
8.00%	09/15/16	Ba2		125	135,625
FMC Finance III SA,
Gtd. Notes (Luxembourg)
6.875%	07/15/17	Ba2		25	26,750
Talecris Biotherapeutics Holdings Corp.,
Gtd. Notes
7.75%	11/15/16	B1		200	221,000

					383,375

Broadcasting
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A(g)
6.25%	06/01/18	Baa2		409	471,538
8.375%	03/01/39	Baa2		255	342,318
Unsec’d. Notes
7.125%	10/01/12	Baa2		140	154,993
Fisher Communications, Inc.,
Gtd. Notes
8.625%	09/15/14	B2		25	24,750

					993,599

Building Materials — 0.2%
AMH Holdings, Inc.,
Sr. Disc. Notes
11.25%	03/01/14	Caa2		200	210,000
Corp. GEO SAB de CV,
Gtd. Notes, 144A (Mexico)(g)
9.25%	06/30/20	Ba3		290	328,787
Gibraltar Industries, Inc.,
Gtd. Notes
8.00%	12/01/15	B3		175	170,625
Goodman Global, Inc.,
Gtd. Notes
13.50%	02/15/16	NR		175	192,500
Grohe Holding GmbH, (Germany)
Gtd. Notes, 144A
8.625%	10/01/14	Caa1	EUR	50	68,844
Sr. Sec’d. Notes
3.71%(c)	01/15/14	B3	EUR	175	220,080
Heidelbergcement Finance BV,
Gtd. Notes (Netherlands)
8.00%	01/31/17	B1	EUR	50	72,252
Holcim US Finance Sarl & Cie SCS,
Gtd. Notes, 144A (Luxembourg)(g)
6.00%	12/30/19	Baa2		835	911,125
Masco Corp.,
Sr. Unsec’d. Notes
6.125%	10/03/16	Ba2		25	25,416
7.125%	03/15/20	Ba2		150	153,663
Obrascon Huarte Lain SA,
Sr. Unsec’d. Notes, MTN (Spain)
7.375%	04/28/15	Ba2	EUR	250	326,363
Odebrecht Finance Ltd.,
Gtd. Notes, 144A (Cayman Islands)(g)
7.00%	04/21/20	Baa3		230	246,100
Ply Gem Industries, Inc.,
Sr. Sec’d. Notes
11.75%	06/15/13	Caa1		250	267,500
Rearden G Holdings EINS GmbH,
Gtd. Notes, 144A (Germany)(g)
7.875%	03/30/20	B1		380	406,600
Texas Industries, Inc.,
Gtd. Notes, 144A
9.25%	08/15/20	B3		175	181,563
Urbi Desarrollos Urbanos SAB de CV,
Gtd. Notes (Mexico)
8.50%	04/19/16	Ba3		350	373,625
USG Corp.,
Gtd. Notes, 144A
9.75%	08/01/14	B2		300	312,750

					4,467,793

Business Services
Fidelity National Information Services, Inc.,
Gtd. Notes, 144A
7.625%	07/15/17	Ba2		175	186,812
7.875%	07/15/20	Ba2		125	134,688
FTI Consulting, Inc.,
Gtd. Notes, 144A
6.75%	10/01/20	Ba2		250	252,500

					574,000

Cable Television — 0.2%
Belo Corp.,
Sr. Unsec’d. Notes
8.00%	11/15/16	Ba1		350	373,625
Cablemas SA de CV,
Gtd. Notes (Mexico)
9.375%	11/15/15	Ba3		200	211,500
Coleman Cable, Inc.,
Gtd. Notes
9.00%	02/15/18	B3		175	178,938
Comcast Corp.,
Gtd. Notes
5.70%	05/15/18	Baa1		1,235	1,413,608
CSC Holdings LLC,
Sr. Unsec’d. Notes(a)
8.50%	04/15/14	Ba3		425	468,031
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
Gtd. Notes
5.875%	10/01/19	Baa2		845	959,062
7.625%	05/15/16	Baa2		125	139,375
DIRECTV Holdings LLC,
Gtd. Notes
3.55%	03/15/15	Baa2		570	591,685
DISH DBS Corp.,
Gtd. Notes
6.375%	10/01/11	Ba3		25	25,875
6.625%	10/01/14	Ba3		50	52,250
7.75%	05/31/15	Ba3		100	106,625
Net Servicos de Comunicacao SA,
Gtd. Notes (Brazil)
7.50%	01/27/20	Ba1		540	608,850
Umbrella Acquisiton, Inc.,
Gtd. Notes, 144A, PIK(a)
9.75%	03/15/15	Caa2		752	720,411
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
12.00%	07/01/14	B2		250	273,437

					6,123,272

Chemicals — 0.2%
Ashland, Inc.,
Gtd. Notes
9.125%	06/01/17	Ba1		650	744,250
Celanese US Holdings LLC,
Gtd. Notes, 144A
6.625%	10/15/18	Ba3		150	153,375
CF Industries, Inc.,
Gtd. Notes
6.875%	05/01/18	B1		250	269,063

Dow Chemical Co. (The),
Sr. Unsec’d. Notes(a)
8.55%	05/15/19	Baa3		670	846,002
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC,
Sr. Sec’d. Notes
8.875%	02/01/18	B3		375	367,500
Huntsman International LLC,
Gtd. Notes
5.50%	06/30/16	B1		125	119,688
8.625%	03/15/20	B3		50	51,750
Sr. Sub. Notes, 144A
8.625%	03/15/21	B3		200	207,000
INVISTA,
Gtd. Notes, 144A
9.25%	05/01/12	Ba3		193	195,413
Kerling PLC,
Sr. Sec’d. Notes, 144A (United Kingdom)
10.625%	01/28/17	B3	EUR	250	359,558
Lyondell Chemical Co.,
Sr. Sec’d. Notes
11.00%	05/01/18	B3		525	580,781
Sr. Sec’d. Notes, 144A
8.00%	11/01/17	Ba3		525	573,562
Momentive Performance Materials, Inc.,
Gtd. Notes
9.75%	12/01/14(a)	Caa1		150	153,750
11.50%	12/01/16	Caa2		225	225,000
PolyOne Corp.,
Sr. Unsec’d. Notes
7.375%	09/15/20	Ba3		125	128,906
Solutia, Inc.,
Gtd. Notes
8.75%	11/01/17	B2		475	518,937
Westlake Chemical Corp.,
Gtd. Notes
6.625%	01/15/16	Ba2		75	75,563

					5,570,098

Clothing & Apparel
Hanesbrands, Inc.,
Gtd. Notes
4.121%(c)	12/15/14	B1		50	48,125
8.00%	12/15/16	B1		100	105,625
Levi Strauss & Co.,
Sr. Unsec’d. Notes
7.625%	05/15/20	B2		275	285,313
8.875%	04/01/16	B2		50	52,875

					491,938

Commercial Banks — 0.1%
Banco de Credito del Peru,
Sr. Notes, 144A (Peru)(g)
5.375%	09/16/20	Baa2		310	313,100
BPCE SA,
Sr. Unsec’d. Notes, 144A (France)(g)
2.375%	10/04/13	Aa3		985	983,966
KeyCorp
Sr. Notes, MTN
3.75%	08/13/15	Baa1		1,225	1,249,871

					2,546,937

Commercial Services — 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
Gtd. Notes
7.625%	05/15/14	B3		400	406,000
9.625%	03/15/18	B3		25	26,437
Bankrate, Inc.,
Gtd. Notes, 144A
11.75%	07/15/15	B2		125	133,125
DP World Ltd.,
Sr. Unsec’d. Notes, 144A (United Arab Emirates)
6.85%	07/02/37	Ba1		320	299,292
Education Management LLC / Education Management Finance Corp.,
Gtd. Notes(a)
8.75%	06/01/14	B2		250	248,750
Europcar Groupe SA, (France)
Sec’d. Notes, 144A
4.399%(c)	05/15/13	B3	EUR	100	127,464
Sr. Sub. Notes, 144A
8.125%	05/15/14	Caa1	EUR	150	204,488
Garda World Security Corp.,
Sr. Unsec’d. Notes, 144A (Canada)
9.75%	03/15/17	B3		125	133,125
Geo Group, Inc., (The),
Gtd. Notes, 144A
7.75%	10/15/17	B1		100	105,000
Hertz Holdings Netherlands BV,
Sr. Sec’d. Notes, 144A (Netherlands)
8.50%	07/31/15	B1	EUR	175	250,498
iPayment, Inc.,
Gtd. Notes
9.75%	05/15/14	Caa1		50	45,625
Mac-Gray Corp.,
Gtd. Notes
7.625%	08/15/15	B3		250	243,125
PHH Corp.,
Sr. Unsec’d. Notes, 144A
9.25%	03/01/16	Ba2		275	286,000
Service Corp. International,
Sr. Unsec’d. Notes
8.00%	11/15/21	B1		350	374,500
ServiceMaster Co. (The),
Gtd. Notes, 144A, PIK
10.75%	07/15/15	B3		400	426,000
Ticketmaster Entertainment LLC / Ticketmaster Noteco, Inc.
Gtd. Notes
10.75%	08/01/16	B1		725	793,875
United Rentals North America, Inc.,
Gtd. Notes
10.875%	06/15/16	B3		75	84,656

					4,187,960

Computer Services & Software — 0.1%
Aspect Software, Inc.,
Sr. Notes, 144A
10.625%	05/15/17	Caa1		75	77,906
Brocade Communications Systems, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	01/15/20	Ba2		75	78,750
First Data Corp.,
Sr. Sec’d. Notes, 144A(a)
8.875%	08/15/20	B1		300	311,250
JDA Software Group, Inc.,
Gtd. Notes, 144A
8.00%	12/15/14	B1		325	342,875
Open Solutions, Inc.,
Gtd. Notes, 144A
9.75%	02/01/15	Caa2		125	88,125

Seagate HDD Cayman,
Gtd. Notes, 144A (Cayman Islands)
6.875%	05/01/20	Ba1		275	268,813
Seagate Technology HDD Holdings,
Gtd. Notes (Cayman Islands)
6.80%	10/01/16	Ba1		25	25,500
Seagate Technology International,
Sec’d. Notes, 144A (Cayman Islands)
10.00%	05/01/14	Baa3		75	88,500
SunGard Data Systems, Inc.,
Gtd. Notes
9.125%	08/15/13	Caa1		400	408,500

					1,690,219

Conglomerates — 0.1%
Altria Group, Inc.,
Gtd. Notes
4.125%	09/11/15	Baa1		1,025	1,099,261
9.25%	08/06/19	Baa1		750	1,005,346

					2,104,607

Construction
Dycom Investments, Inc.,
Gtd. Notes
8.125%	10/15/15	Ba3		250	255,625
Esco Corp.,
Gtd. Notes, 144A
8.625%	12/15/13	B2		450	461,250

					716,875

Consumer Products & Services — 0.1%
Central Garden & Pet Co.,
Gtd. Notes
8.25%	03/01/18	B2		250	255,313
Controladora Mabe SA CV,
Gtd. Notes, 144A (Mexico)(g)
7.875%	10/28/19	BBB-(d)		550	605,000
Deluxe Corp.,
Sr. Unsec’d. Notes
7.375%	06/01/15	Ba1		500	515,000
Scotts Miracle-Gro Co. (The),
Gtd. Notes
7.25%	01/15/18	B1		75	79,031
Sealy Mattress Co.,
Gtd. Notes
8.25%	06/15/14	Caa1		150	151,125
Sr. Sec’d. Notes, 144A
10.875%	04/15/16	Ba3		725	821,062

					2,426,531

Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC,
Sr. Sec’d. Notes, 144A (Ireland)
7.375%	10/15/17	Ba3		150	150,562
Ball Corp.,
Gtd. Notes
7.125%	09/01/16	Ba1		125	135,000
7.375%	09/01/19	Ba1		75	81,563
Berry Plastics Corp.,
Sec’d. Notes
8.875%	09/15/14	Caa1		75	72,938
Sr. Sec’d. Notes
8.25%	11/15/15	B1		200	206,000
BWAY Holding Co.,
Gtd. Notes, 144A
10.00%	06/15/18	B3		125	135,313
CB Smurfit Stone Escrow,(i)
7.07%	03/15/17	NR		325	11,781
Crown Americas LLC / Crown Americas Capital Corp. II,
Gtd. Notes
7.625%	05/15/17	Ba3		25	27,000
Crown European Holdings SA,
Sr. Notes (France)
7.125%	08/15/18	Ba1	EUR	75	107,356
Graphic Packaging International, Inc.,
Gtd. Notes
7.875%	10/01/18	B3		200	205,500
9.50%	06/15/17	B3		100	106,500
Greif, Inc.,
Sr. Unsec’d. Notes
7.75%	08/01/19	Ba2		25	27,031
Mobile Mini, Inc.,
Gtd. Notes
9.75%	08/01/14	B2		475	496,375
Owens-Brockway Glass Container, Inc.,
Gtd. Notes
7.375%	05/15/16	Ba3		100	107,625
Plastipak Holdings, Inc.,
Sr. Notes
10.625%	08/15/19	NR		200	222,000
Sr. Notes, 144A
10.625%	08/15/19	B3		50	55,500
Sealed Air Corp.,
Sr. Notes
7.875%	06/15/17	Baa3		25	27,084
Silgan Holdings, Inc.,
Sr. Sub. Notes
6.75%	11/15/13	B1		25	25,375
Sr. Unsec’d. Notes
7.25%	08/15/16	Ba3		50	53,063
Solo Cup Co. / Solo Cup Operating Corp.,
Sr. Sec’d. Notes
10.50%	11/01/13	B2		200	207,000

					2,460,566

Distribution/Wholesale
KAR Auction Services, Inc.,
Gtd. Notes
10.00%	05/01/15	Caa1		125	131,250
Minerva Overseas II Ltd.,
Gtd. Notes, 144A(g)
10.875%	11/15/19	B3		260	277,550

					408,800

Diversified Operations
Amsted Industries, Inc.,
Sr. Notes, 144A
8.125%	03/15/18	B1		125	130,156
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A (Canada)
6.30%	05/01/14	Ba2		500	516,250
8.00%	11/15/14	Ba2		400	417,504
Cooper US, Inc.,
Gtd. Notes
6.10%	07/01/17	A3		270	318,402

					1,382,312

Electric — 0.6%
Alabama Power Co.,
Sr. Unsec’d. Notes
3.375%	10/01/20	A2		1,965	1,971,292

Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.875%	07/31/20	B1		100	102,750
Carolina Power & Light Co.,
First Mortgage
5.30%	01/15/19	A1		160	185,937
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.25%	09/01/15	Baa2		415	418,716
Duke Energy Carolinas LLC,
First Mortgage
5.30%	02/15/40	A1		790	859,962
EDP Finance BV,
Sr. Unsec’d. Notes, 144A (Netherlands)(g)
4.90%	10/01/19	A3		650	621,872
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.00%	05/15/35	Baa2		190	190,277
Electricite de France,
Sr. Unsec’d. Notes, 144A (France)(g)
6.95%	01/26/39	Aa3		250	326,234
Energy Future Intermediate Holding Co LLC / EFIH Finance, Inc.,
Sr. Sec’d. Notes
10.00%	12/01/20	Caa3		675	669,880
FirstEnergy Solutions Corp.,
Gtd. Notes
4.80%	02/15/15	Baa2		1,265	1,359,693
Georgia Power Co.,
Sr. Unsec’d. Notes
4.75%	09/01/40	A3		770	759,314
Israel Electric Corp. Ltd.,
Sr. Sec’d. Notes (Israel)
9.375%	01/28/20	Baa2		900	1,156,213
Korea Hydro & Nuclear Power Co. Ltd.,
Sr. Unsec’d. Notes, 144A (South Korea)(g)
3.125%	09/16/15	A1		195	194,803
Majapahit Holding BV,
Gtd. Notes (Netherlands)
7.75%	01/20/20	Ba2		1,320	1,584,000
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A(g)
5.90%	11/15/39	A3		750	851,887
NRG Energy, Inc.,
Gtd. Notes
7.375%	02/01/16	B1		125	128,594
7.375%	01/15/17	B1		225	230,625
Gtd. Notes, 144A
8.25%	09/01/20	B1		300	309,375
NSTAR Electric Co.,
Sr. Unsec’d. Notes
5.50%	03/15/40	A1		1,045	1,188,839
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
5.375%	11/01/39	A2		735	808,461
5.70%	12/01/36	A2		225	257,245
RRI Energy, Inc.,
Sr. Unsec’d. Notes
7.875%	06/15/17	B3		50	46,625
Southern California Edison Co., First Mortgage
5.50%	03/15/40	A1		1,300	1,478,938

					15,701,532

Electronic Components & Equipment
Emerson Electric Co.,
Sr. Unsec’d. Notes
5.25%	11/15/39	A2		830	903,357
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
7.75%	07/15/16	Ba1		50	54,813

					958,170

Energy — Alternate Sources
Power Sector Assets & Liabilities Management Corp.,
Gov’t. Gtd. Notes (Philippines)
7.39%	12/02/24	Ba3		900	1,102,141

Entertainment & Leisure — 0.1%
AMC Entertainment, Inc.,
Sr. Unsec’d. Notes
8.75%	06/01/19	B1		50	52,688
Ameristar Casinos, Inc.,
Gtd. Notes
9.25%	06/01/14	B2		300	320,250
Cedar Fair LP / Canada’s Wonderland Co.,
Gtd. Notes, 144A
9.125%	08/01/18	B2		175	183,750
Cinemark USA, Inc.,
Gtd. Notes
8.625%	06/15/19	B3		500	532,500
Cirsa Funding Luxembourg SA,
Gtd. Notes, 144A (Luxembourg)
8.75%	05/15/18	B3	EUR	150	207,555
Codere Finance Luxembourg SA,
Sr. Sec’d. Notes, 144A (Luxembourg)
8.25%	06/15/15	B2	EUR	300	408,976
Easton-Bell Sports, Inc.,
Sr. Sec’d. Notes
9.75%	12/01/16	B3		50	54,312
Lions Gate Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
10.25%	11/01/16	B1		250	253,125
Pinnacle Entertainment, Inc.,
Gtd. Notes
8.625%	08/01/17	B1		75	79,594
8.75%	05/15/20	Caa1		175	172,375
Regal Cinemas Corp.,
Gtd. Notes
8.625%	07/15/19	B2		350	367,062
Regal Entertainment Group,
Gtd. Notes
9.125%	08/15/18	B3		100	104,875
Speedway Motorsports, Inc.,
Gtd. Notes
6.75%	06/01/13	Ba2		50	50,500
8.75%	06/01/16	Ba1		900	972,000
Travelport LLC,
Gtd. Notes
11.875%	09/01/16	Caa1		25	26,750
Universal City Development Partners Ltd. / UCDP Finance, Inc.,
Gtd. Notes
8.875%	11/15/15	B3		125	128,906
10.875%	11/15/16	B3		200	216,500

					4,131,718

Environmental Control
Waste Management, Inc.,
Gtd. Notes
4.75%	06/30/20	Baa3		445	477,238

Equipment Services
RSC Equipment Rental, Inc.,
Sr. Sec’d. Notes, 144A
10.00%	07/15/17	B1		25	27,813

Farming & Agriculture — 0.1%
Alliance One International, Inc.,
Gtd. Notes
10.00%	07/15/16	B2	50	54,125
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.50%	06/15/19	Baa2	240	290,081
Bunge NA Finance LP,
Gtd. Notes
5.90%	04/01/17	Baa2	530	574,118
MHP SA,
Gtd. Notes (Luxembourg)
10.25%	04/29/15	B3	760	797,544

				1,715,868

Financial — Bank & Trust — 1.3%
Akbank TAS,
Sr. Unsec’d. Notes, 144A (Turkey)(g)
5.125%	07/22/15	Ba1	850	846,685
BAC Capital Trust VI,
Ltd. Gtd. Notes
5.625%	03/08/35	Aa3	915	856,669
Bank of America Corp.,
Sr. Unsec’d. Notes
5.625%	07/01/20	A2	1,235	1,305,023
7.375%	05/15/14	A2	1,780	2,045,848
Sr. Unsec’d. Notes, MTN
5.65%	05/01/18	A2	3,135	3,321,548
Sub. Notes
5.75%	08/15/16	A3	165	177,235
Unsec’d. Notes
6.50%	08/01/16	A2	560	629,664
Bank of Tokyo-Mitsubishi UFJ Ltd.,
Sr. Unsec’d. Notes, 144A (Japan)(g)
3.85%	01/22/15	Aa2	465	501,100
Barclays Bank PLC,
Sr. Unsec’d. Notes (United Kingdom)
5.125%	01/08/20	Aa3	810	875,733
6.75%	05/22/19	Aa3	255	303,034
BB&T Capital Trust II,
Ltd. Gtd. Notes
6.75%	06/07/36	A1	170	174,433
Capital One Capital IV,
Ltd. Gtd. Notes
6.745% (c)	02/05/82	Baa1	365	363,175
Capital One Financial Corp.,
Sr. Unsec’d. Notes
7.375%	05/23/14	Baa1	225	262,654
CIT Group, Inc.,
Sr. Sec’d. Notes
7.00%	05/01/17	B3	2,225	2,177,719
Commonwealth Bank of Australia,
Sr. Unsec’d. Notes, 144A (Australia)(g)
3.50%	03/19/15	Aa1	300	314,939
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.25%	05/01/13	Baa1	565	618,629
Sub. Notes
8.25%	03/01/38	Baa2	215	255,621
Halyk Savings Bank of Kazakhstan JSC,
Bank Gtd. Notes (Kazakhstan)
9.25%	10/16/13	Ba2	600	666,000
HSBC Bank USA NA,
Sub. Notes
4.875%	08/24/20	A1	560	584,080
HSBC Holdings PLC,
Sub. Notes (United Kingdom)
6.50%	05/02/36	A1	630	701,407
ICICI Bank Ltd.,
Jr. Sub. Notes (India)
6.375% (c)	04/30/22	Ba1	450	452,317
ING Bank NV,
Sub. Notes, 144A (Netherlands)(g)
5.125%	05/01/15	A1	250	265,858
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
7.125%	09/01/18	Ba3	400	431,000
Sr. Unsec’d. Notes(a)
8.875%	09/01/17	B1	300	324,000
Sr. Unsec’d. Notes, 144A
8.625%	09/15/15	B1	700	749,000
Sr. Unsec’d. Notes, MTN
6.625%	11/15/13	B1	500	501,250
Intesa Sanpaolo SpA,
Sr. Notes, 144A (Italy)(g)
3.625%	08/12/15	Aa2	1,230	1,244,610
Kinder Morgan Finance Co. ULC,
Gtd. Notes (Canada)(a)
5.70%	01/05/16	Ba1	315	324,560
Lloyds TSB Bank PLC,
Bank Gtd. Notes, 144A, MTN (United Kingdom)(g)
4.375%	01/12/15	Aa3	830	850,019
Nielsen Finance LLC / Nielsen Finance Co.,
Gtd. Notes
11.50%	05/01/16	Caa1	75	85,125
Sr. Notes
11.625%	02/01/14	Caa1	200	227,000
Northern Trust Corp.,
Sr. Unsec’d. Notes
4.625%	05/01/14	A1	300	332,665
PNC Funding Corp.,
Bank Gtd. Notes
3.625%	02/08/15	A3	1,065	1,124,160
4.375%	08/11/20	A3	1,100	1,125,279
Provident Funding Associates,
Sr. Sec’d. Notes, 144A
10.25%	04/15/17	Ba3	175	180,250
Regions Financial Corp.,
Sr. Unsec’d. Notes
5.75%	06/15/15	Baa3	260	264,488
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes (United Kingdom)
7.648% (c)	08/29/49	Ba2	165	157,987
Royal Bank of Scotland PLC (The),
Gtd. Notes (United Kingdom)
3.40%	08/23/13	Aa3	920	943,189
Santander US Debt SA Unipersonal,
Bank Gtd. Notes, 144A (Spain)(g)
3.724%	01/20/15	Aa2	1,100	1,115,970
Standard Bank PLC,
Sub. Notes, MTN (United Kingdom)
8.125%	12/02/19	Baa3	760	830,300
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A (United Kingdom)(g)
3.85%	04/27/15	A3	650	677,976
UBS AG,
Sr. Unsec’d. Notes (Switzerland)(a)
4.875%	08/04/20	Aa3	290	305,782

US Bank NA,
Sub. Notes
3.778% (c)	04/29/20	Aa2		1,490	1,552,234
VTB Capital SA,
Sr. Sec’d. Notes (Luxembourg)
6.875%	05/29/18	Baa1		540	570,375
Wachovia Corp.,
Sr. Unsec’d. Notes
5.75%	02/01/18	A1		1,695	1,931,588
Wells Fargo & Co.,
Sr. Notes
3.625%	04/15/15	A1		1,370	1,452,690
Wells Fargo Bank NA,
Sub. Notes
4.75%	02/09/15	Aa3		250	267,742

					35,268,610

Financial Services — 2.3%
Alfa Bank OJSC Via Alfa Bond Issuance PLC,
Gtd. Notes, 144A (Ireland)(g)
7.875%	09/25/17	Ba1		300	301,500
Ally Financial, Inc.,
Gtd. Notes
8.00%	11/01/31	B3		550	589,875
Gtd. Notes, 144A
7.50%	09/15/20(a)	B3		875	931,875
8.30%	02/12/15	B3		275	299,750
American General Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.90%	12/15/17	B3		425	354,875
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.30%	06/28/19	A3		540	669,298
AngloGold Ashanti Holdings PLC,
Gtd. Notes (United Kingdom)
5.375%	04/15/20	Baa3		1,185	1,253,593
Bank One Corp.,
Sub. Notes
5.25%	01/30/13	A1		635	684,380
CEDC Finance Corp. International, Inc.,
Sr. Sec’d. Notes, 144A
9.125%	12/01/16	B1		370	397,750
Cemex Finance LLC,
Sr. Sec’d. Notes, 144A
9.50%	12/14/16	B(d)		850	855,352
Citigroup Capital XXI,
Gtd. Notes
8.30% (c)	12/21/77	A1		375	393,750
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.375%	08/09/20(a)	A3		1,280	1,324,329
5.50%	08/27/12	A3		620	660,524
5.50%	04/11/13	A3		375	402,316
5.50%	10/15/14	A3		1,540	1,671,006
6.125%	05/15/18	A3		2,135	2,329,311
6.50%	08/19/13	A3		500	552,435
Unsec’d. Notes
8.50%	05/22/19	A3		400	494,536
Conti-Gummi Finance BV, (Netherlands)
Gtd. Notes, 144A
6.50%	01/15/16	B1	EUR	50	67,651
Sr. Sec’d. Notes, 144A
7.50%	09/15/17	B1	EUR	75	104,033
8.50%	07/15/15	B1	EUR	125	183,439
Credit Suisse AG,
Sub. Notes (Switzerland)
5.40%	01/14/20	Aa2		1,100	1,173,434
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A(g)
6.113%	01/15/40	A2		884	976,581
Discover Financial Services,
Sr. Unsec’d. Notes
10.25%	07/15/19	Ba1		400	512,431
DTEK Finance BV,
Gtd. Notes (Netherlands)
9.50%	04/28/15	B2		360	368,928
E*Trade Financial Corp.,
Sr. Unsec’d. Notes
7.375%	09/15/13	B3		50	49,125
7.875%	12/01/15	B3		25	24,438
Sr. Unsec’d. Notes, PIK
12.50%	11/30/17	CCC+(d)		426	485,640
EC Finance PLC,
Gtd. Notes, 144A (United Kingdom)
9.75%	08/01/17	B2	EUR	100	147,231
ERAC USA Finance LLC,
Gtd. Notes, 144A(g)
5.25%	10/01/20	Baa2		550	587,452
Fibria Overseas Finance Ltd.,
Gtd. Notes, 144A (Cayman Islands)(g)
7.50%	05/04/20	Ba1		540	573,075
Financiera Independencia SAB de CV,
Notes, 144A (Mexico)(g)
10.00%	03/30/15	BB-(d)		230	235,451
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
6.625%	08/15/17	Ba3		100	106,544
8.125%	01/15/20(a)	Ba3		525	603,259
8.70%	10/01/14	Ba3		325	364,609
12.00%	05/15/15	Ba3		250	314,867
General Electric Capital Corp.,
Sr. Unsec’d. Notes
3.75%	11/14/14(a)	Aa2		1,500	1,588,428
4.80%	05/01/13	Aa2		125	134,922
Sr. Unsec’d. Notes, MTN
6.00%	08/07/19	Aa2		2,795	3,144,892
Unsec’d. Notes
1.875%	09/16/13	Aa2		1,250	1,253,760
Goldman Sachs Capital I,
Gtd. Notes
6.345%	02/15/34	A1		183	176,408
Goldman Sachs Group, Inc. (The),
Sr. Notes
3.70%	08/01/15	A1		780	798,027
6.00%	06/15/20	A1		445	489,450
Sr. Unsec’d. Notes
6.15%	04/01/18	A1		4,295	4,764,061
6.60%	01/15/12	A1		125	133,222
7.50%	02/15/19	A1		1,430	1,701,350
Sub. Notes
6.75%	10/01/37	A2		810	841,934
HBOS PLC,
Sub. Notes, 144A (United Kingdom)(g)
6.00%	11/01/33	Baa3		170	129,559
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
Gtd. Notes
7.75%	01/15/16	Ba3		400	402,000

Janus Capital Group, Inc.,
Sr. Unsec’d. Notes
6.95%	06/15/17	Baa3		175	182,808
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
5.875%	06/08/14	Baa2		126	137,436
8.50%	07/15/19	Baa2		305	354,138
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.70%	01/20/15	Aa3		1,480	1,563,365
4.65%	06/01/14(a)	Aa3		1,425	1,559,801
6.00%	01/15/18	Aa3		1,830	2,089,822
6.30%	04/23/19	Aa3		570	660,551
JPMorgan Chase Capital XXII,
Ltd. Gtd. Notes
6.45%	01/15/87	Aa3		365	365,506
Merrill Lynch & Co., Inc.,
Notes, MTN
6.875%	04/25/18	A2		600	673,018
Sr. Unsec’d. Notes
5.45%	02/05/13	A2		355	381,249
Sub. Notes
7.75%	05/14/38	A3		335	388,553
Morgan Stanley,
Sr. Unsec’d. Notes
4.00%	07/24/15	A2		1,390	1,416,606
4.20%	11/20/14	A2		1,295	1,342,554
7.30%	05/13/19(a)	A2		3,420	3,933,619
Sr. Unsec’d. Notes, MTN
4.10%	01/26/15	A2		1,710	1,766,647
6.00%	04/28/15	A2		625	687,146
MU Finance PLC,
Sr. Sec’d. Notes, 144A (United Kingdom)
8.375%	02/01/17	NR		400	390,000
Nuveen Investments, Inc.,
Gtd. Notes(a)
10.50%	11/15/15	Caa3		950	944,062
Sr. Unsec’d. Notes
5.50%	09/15/15	Caa3		375	299,062
Penson Worldwide, Inc.,
Sr. Sec’d. Notes, 144A
12.50%	05/15/17	B1		150	149,625
Pinafore LLC / Pinafore, Inc.,
Sr. Sec’d. Notes, 144A
9.00%	10/01/18	B1		275	288,750
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.,
Gtd. Notes
9.25%	04/01/15	B3		25	26,000
Sr. Unsec’d. Notes, 144A
9.25%	04/01/15	B3		100	104,000
Reliance Intermediate Holdings LP,
Sr. Unsec’d. Notes, 144A (Canada)
9.50%	12/15/19	Ba2		125	132,500
RSHB Capital SA For OJSC Russian Agricultural Bank,
Sr. Sec’d. Notes (Luxembourg)
6.299%	05/15/17	Baa1		1,150	1,200,312
SLM Corp.,
Sr. Unsec’d. Notes, MTN
5.125%	08/27/12	Ba1		420	424,590
5.375%	05/15/14	Ba1		175	170,286
8.45%	06/15/18	Ba1		850	858,554
Svensk Exportkredit AB,
Sr. Unsec’d. Notes (Sweden)
5.125%	03/01/17	Aa1		345	400,326
Teco Finance, Inc.,
Gtd. Notes
5.15%	03/15/20	Baa3		460	503,265
TNK-BP Finance SA,
Gtd. Notes, 144A (Luxembourg)(g)
7.25%	02/02/20	Baa2		810	883,912
Transcapitalinvest Ltd. For OJSC AK Transneft,
Sec’d. Notes (Ireland)
8.70%	08/07/18	Baa1		650	803,562
UCI Holdco, Inc.,
Sr. Unsec’d. Notes, PIK
9.25% (c)	12/15/13	Caa1		402	389,572
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH,
Sr. Sec’d. Notes, 144A (Germany)
8.125%	12/01/17	B1		225	234,000
Vnesheconombank Via VEB Finance Ltd.,
Sec’d. Notes, 144A (Ireland)(g)
6.902%	07/09/20	BBB(d)		1,000	1,093,700
White Nights Finance BV For Gazprom,
Sec’d. Notes (Netherlands)
10.50%	03/25/14	Baa1		370	444,740
Wind Acquisition Holdings Finance SA,
Sr. Sec’d. Notes, 144A, PIK (Luxembourg)
12.25%	07/15/17	B3		429	459,120
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A (Canada)(g)
5.50%	11/16/11	Baa2		165	171,648
Ziggo Bond Co. BV,
Sec’d. Notes, 144A (Netherlands)
8.00%	05/15/18	B2	EUR	200	286,965

					64,764,026

Food — 0.2%
BFF International Ltd.,
Gtd. Notes, 144A (Brazil)(g)
7.25%	01/28/20	Ba1		360	387,000
Campofrio Food SA,
Gtd. Notes, 144A (Spain)
8.25%	10/31/16	B1	EUR	50	70,549
Grupo Bimbo SAB de CV,
Gtd. Notes, 144A (Mexico)(a)(g)
4.875%	06/30/20	Baa2		1,245	1,299,668
JBS Finance II Ltd.,
Gtd. Notes, 144A (Brazil)
8.25%	01/29/18	B1		425	438,281
JBS USA LLC / JBS USA Finance, Inc.,
Gtd. Notes
11.625%	05/01/14	B1		50	57,750
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
6.50%	02/09/40	Baa2		1,080	1,264,536
Land O’lakes Capital Trust I,
Ltd. Gtd. Notes, 144A
7.45%	03/15/28	Ba2		250	224,375
Michael Foods, Inc.,
Sr. Notes, 144A
9.75%	07/15/18	Caa1		300	321,000
Smithfield Foods, Inc.,
Sr. Sec’d. Notes, 144A
10.00%	07/15/14	B1		50	57,500
Sr. Unsec’d. Notes
7.75%	07/01/17	Caa1		75	76,031
TreeHouse Foods, Inc.,
Gtd. Notes
7.75%	03/01/18	Ba2		125	134,375

Tyson Foods, Inc.,
Gtd. Notes
10.50%	03/01/14	Ba2		75	90,281
U.S. Foodservice,
Sr. Notes, 144A
10.75%	06/30/15	NR		250	255,000

					4,676,346

Healthcare Services — 0.2%
Bausch & Lomb, Inc.,
Sr. Unsec’d. Notes(a)
9.875%	11/01/15	Caa1		725	771,219
Capella Healthcare, Inc.,
Gtd. Notes, 144A
9.25%	07/01/17	B3		175	187,250
CHS / Community Health Systems, Inc.,
Gtd. Notes
8.875%	07/15/15	B3		300	318,750
HCA, Inc.,
Sec’d. Notes
9.25%	11/15/16	B2		625	676,562
Sec’d. Notes, PIK
9.625%	11/15/16	B2		175	189,875
Health Management Associates, Inc.,
Sr. Sec’d. Notes
6.125%	04/15/16	BB-(d)		325	328,250
LifePoint Hospitals, Inc.,
Gtd. Notes, 144A
6.625%	10/01/20	Ba1		100	102,000
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes
2.75%	09/15/15	Baa3		285	289,488
Multiplan, Inc.,
Gtd. Notes, 144A
9.875%	09/01/18	Caa1		325	339,625
Oncure Holdings, Inc.,
Sr. Sec’d. Notes, 144A
11.75%	05/15/17	B2		125	115,000
Psychiatric Solutions, Inc., Gtd. Notes
7.75%	07/15/15	B3		250	259,875
Radiation Therapy Services, Inc.,
Sr. Sub. Notes, 144A
9.875%	04/15/17	Caa1		175	172,812
Symbion, Inc.,
Gtd. Notes, PIK
11.00%	08/23/15	Caa2		84	73,982
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
8.875%	07/01/19	B1		125	137,969
Sr. Unsec’d. Notes
6.50%	06/01/12	Caa1		25	25,750
Sr. Unsec’d. Notes, 144A(a)
8.00%	08/01/20	Caa1		300	299,250
UHS Escrow Corp.,
Sr. Notes, 144A
7.00%	10/01/18	B1		75	77,438
US Oncology, Inc.,
Sr. Sec’d. Notes
9.125%	08/15/17	Ba3		50	53,000
Vanguard Health Holding Co II LLC / Vanguard Holding Co. II Inc.,
Gtd. Notes, 144A
8.00%	02/01/18	B3		225	225,000
WellPoint, Inc.,
Sr. Unsec’d. Notes
4.35%	08/15/20	Baa1		75	77,738
5.00%	01/15/11	Baa1		195	197,273
6.00%	02/15/14	Baa1		555	628,515

					5,546,621

Holding Companies — Diversified
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC,
Gtd. Notes, 144A
8.50%	05/15/18	Caa1		125	122,187
Sr. Notes, 144A
8.00%	12/15/16	Caa1	EUR	50	64,073
Sr. Sec’d. Notes, 144A(a)
7.75%	10/15/16	B1		250	254,375
Susser Holdings LLC / Susser Finance Corp.,
Gtd. Notes
8.50%	05/15/16	B2		150	156,000

					596,635

Home Builders
Beazer Homes USA, Inc.,
Gtd. Notes
9.125%	06/15/18	Caa2		300	280,875
MDC Holdings, Inc.,
Gtd. Notes
5.50%	05/15/13	Baa3		260	268,934
5.625%	02/01/20	Baa3		275	270,190
Standard Pacific Corp.,
Gtd. Notes
10.75%	09/15/16	B3		50	54,500
Sec’d. Notes
8.375%	05/15/18	B3		150	150,000

					1,024,499

Hotels & Motels — 0.1%
Gaylord Entertainment Co.,
Gtd. Notes(a)
6.75%	11/15/14	Caa2		75	73,500
Grupo Posadas SAB de CV,
Gtd. Notes, 144A (Mexico)(g)
9.25%	01/15/15	B2		450	429,975
Harrah’s Operating Co., Inc.,
Sr. Sec’d. Notes
10.00%	12/15/18(a)	CCC(d)		175	139,781
11.25%	06/01/17	Caa1		625	684,375
MGM Resorts International,
Sr. Sec’d. Notes
10.375%	05/15/14	B1		100	111,250
11.125%	11/15/17	B1		300	341,625
13.00%	11/15/13(a)	B1		125	146,875
Sr. Sec’d. Notes, 144A
9.00%	03/15/20	B1		175	184,187
Sheraton Holding Corp.,
Gtd. Notes
7.375%	11/15/15	Ba1		125	137,188
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
7.875%	10/15/14	Ba1		100	112,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
First Mortgage
7.875%	11/01/17	Ba2		250	268,125
First Mortgage, 144A
7.75%	08/15/20	Ba3		175	184,625

					2,813,506

Independent Power Producers
Listrindo Capital BV,
Gtd. Notes (Netherlands)
9.25%	01/29/15	Ba2		280	317,618

Industrial Products
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
6.875%	01/15/16	Ba2		75	78,094

Insurance — 0.5%
Ace INA Holdings, Inc.,
Gtd. Notes
5.70%	02/15/17	A3		165	184,906
Aflac, Inc.,
Sr. Unsec’d. Notes
6.90%	12/17/39	A2		390	429,606
8.50%	05/15/19	A2		850	1,081,571
Allstate Corp. (The),
Sr. Unsec’d. Notes
7.45%	05/16/19	A3		475	593,445
American International Group, Inc.,
Sr. Unsec’d. Notes(a)
8.25%	08/15/18	A3		875	1,019,375
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/20	Baa3		920	938,095
Genworth Financial, Inc.,
Sr. Unsec’d. Notes
7.70%	06/15/20	Baa3		175	185,289
8.625%	12/15/16	Baa3		630	710,362
HUB International Holdings, Inc.,
Sr. Sub. Notes, 144A
10.25%	06/15/15	Caa1		925	897,250
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.30%	06/15/15	Baa2		130	137,826
8.75%	07/01/19	Baa2		120	154,613
MetLife, Inc.,
Sr. Unsec’d. Notes
4.75%	02/08/21	A3		295	312,967
6.75%	06/01/16	A3		185	220,845
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A(g)
2.50%	01/11/13	Aa3		1,000	1,023,950
Pacific LifeCorp,
Sr. Notes, 144A(g)
6.00%	02/10/20	Baa1		895	965,022
PartnerRe Finance B LLC,
Gtd. Notes
5.50%	06/01/20	A2		855	888,892
Principal Financial Group, Inc.,
Gtd. Notes
6.05%	10/15/36	A3		120	124,002
7.875%	05/15/14	A3		315	373,196
Principal Life Global Funding I,
Sr. Sec’d. Notes, 144A(g)
5.125%	10/15/13	Aa3		185	201,313
Provident Cos., Inc.,
Sr. Unsec’d. Notes
7.00%	07/15/18	Baa3		730	799,083
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.625%	03/15/17	Baa1		280	301,979
6.45%	11/15/19	Baa1		275	304,806
Sun Life Financial Global Funding LP,
Gtd. Notes, 144A(g)
0.784% (c)	10/06/13	A1		190	184,709
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.90%	06/02/19	A2		500	581,768
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	Baa3		240	246,577
UnumProvident Finance Co. PLC,
Gtd. Notes, 144A (United Kingdom)(g)
6.85%	11/15/15	Baa3		170	189,634

					13,051,081

Internet Services
Equinix, Inc.,
Sr. Unsec’d. Notes
8.125%	03/01/18	Ba2		300	320,250
Netflix, Inc.,
Gtd. Notes
8.50%	11/15/17	Ba2		250	278,750
Terremark Worldwide, Inc.,
Sr. Sec’d. Notes
12.00%	06/15/17	B1		25	28,562
UPC Holding BV,
Sr. Notes, 144A (Netherlands)
8.375%	08/15/20	B2	EUR	175	239,762

					867,324

Machinery & Equipment — 0.1%
Altra Holdings, Inc.,
Sr. Sec’d. Notes
8.125%	12/01/16	B1		100	104,000
Case New Holland, Inc.,
Gtd. Notes
7.75%	09/01/13	Ba3		500	543,125
Sr. Notes, 144A
7.875%	12/01/17	Ba3		200	217,250
Columbus Mckinnon Corp.,
Gtd. Notes
8.875%	11/01/13	B1		150	153,000
CPM Holdings, Inc.,
Sr. Sec’d. Notes, 144A
10.625%	09/01/14	B2		25	26,938
Roper Industries, Inc.,
Sr. Unsec’d. Notes
6.25%	09/01/19	Baa3		525	607,632
Stanley Black & Decker, Inc.,
Gtd. Notes
5.20%	09/01/40	Baa1		405	405,594
Terex Corp.,
Sr. Unsec’d. Notes
10.875%	06/01/16	B2		25	28,531

					2,086,070

Manufacturing
Koppers, Inc.,
Gtd. Notes
7.875%	12/01/19	B1		100	104,250
RBS Global, Inc. / Rexnord LLC,
Gtd. Notes
8.50%	05/01/18	Caa1		450	457,313
Reddy Ice Corp.,
Sr. Sec’d. Notes
11.25%	03/15/15	B2		200	204,500

Reddy Ice Holdings, Inc.,
Sr. Disc. Notes
10.50%	11/01/12	Caa2	75	74,250
SPX Corp.,
Gtd. Notes, 144A
6.875%	09/01/17	Ba1	225	238,500

				1,078,813

Media — 0.6%
British Sky Broadcasting Group PLC,
Gtd. Notes, 144A (United Kingdom)(g)
6.10%	02/15/18	Baa1	480	554,719
9.50%	11/15/18	Baa1	245	334,534
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.75%	04/15/18	B1	275	290,812
8.00%	04/15/20(a)	B1	125	134,531
CCH II LLC / CCH II Capital Corp.,
Gtd. Notes
13.50%	11/30/16	B2	125	148,438
CCO Holdings LLC / CCO Holdings Capital Corp.,
Gtd. Notes, 144A
7.875%	04/30/18	B2	250	259,375
8.125%	04/30/20	B2	125	132,500
Sr. Unsec’d. Notes, 144A
7.25%	10/30/17	B2	275	278,781
Cengage Learning Acquisitions, Inc.,
Sr. Disc. Notes, 144A
13.25%	07/15/15	Caa2	175	173,687
Cequel Communications Holdings I LLC and Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	11/15/17	B3	175	184,625
Discovery Communications LLC,
Gtd. Notes
3.70%	06/01/15	Baa2	665	704,659
5.625%	08/15/19(a)	Baa2	650	732,254
Grupo Televisa SA,
Sr. Unsec’d. Notes (Mexico)
6.625%	01/15/40	Baa1	655	745,118
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18	Baa2	715	865,914
LIN Television Corp.,
Gtd. Notes, 144A
8.375%	04/15/18	Ba3	250	264,062
McClatchy Co. (The),
Sr. Sec’d. Notes
11.50%	02/15/17	B1	200	212,750
NBC Universal, Inc.,
Sr. Unsec’d. Notes, 144A(g)
5.15%	04/30/20	Baa2	1,625	1,754,880
5.95%	04/01/41	Baa2	545	560,593
News America, Inc.,
Gtd. Notes
6.15%	03/01/37	Baa1	1,339	1,441,770
Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc.,
Sr. Sec’d. Notes, 144A(a)
8.875%	04/15/17	B3	600	625,500
Sinclair Television Group, Inc.,
Sec’d. Notes, 144A
9.25%	11/01/17	Ba3	325	348,562
Sirius XM Radio, Inc.,
Gtd. Notes, 144A(a)
8.75%	04/01/15	Caa1	1,075	1,142,187
Sr. Sec’d. Notes, 144A
9.75%	09/01/15	B1	25	27,750
TCM Sub LLC,
Gtd. Notes, 144A(g)
3.55%	01/15/15	Baa1	540	563,367
Thomson Reuters Corp.,
Gtd. Notes (Canada)
6.50%	07/15/18	Baa1	735	889,372
Time Warner Cable, Inc.,
Gtd. Notes
5.40%	07/02/12	Baa2	430	460,687
8.25%	04/01/19	Baa2	645	832,745
Time Warner, Inc.,
Gtd. Notes
7.70%	05/01/32	Baa2	590	737,276
Videotron Ltee,
Gtd. Notes (Canada)
9.125%	04/15/18	Ba2	75	84,375
XM Satellite Radio, Inc.,
Gtd. Notes, 144A
13.00%	08/01/14	Caa2	100	115,000
Sr. Sec’d. Notes, 144A
11.25%	06/15/13	B2	75	82,313

				15,683,136

Medical Products
Boston Scientific Corp.,
Sr. Unsec’d. Notes
7.375%	01/15/40	Ba1	250	284,947

Medical Supplies & Equipment — 0.1%
Accellent, Inc.,
Gtd. Notes
10.50%	12/01/13	Caa2	125	126,250
Sr. Sec’d. Notes
8.375%	02/01/17	B1	250	255,000
Biomet, Inc.,
Gtd. Notes
11.625%	10/15/17	Caa1	75	83,531
Gtd. Notes, PIK
10.375%	10/15/17	B3	450	499,500
DaVita, Inc.,
Gtd. Notes
6.625%	03/15/13	B1	272	276,420
Fresenius US Finance II, Inc.,
Gtd. Notes, 144A
9.00%	07/15/15	Ba1	50	57,000
Life Technologies Corp.,
Sr. Unsec’d. Notes
4.40%	03/01/15	Ba1	405	432,019
Universal Hospital Services, Inc.,
Sr. Sec’d. Notes
4.134% (c)	06/01/15	B3	125	107,500

				1,837,220

Metals & Mining — 0.5%
Adaro Indonesia PT,
Gtd. Notes (Indonesia)
7.625%	10/22/19	Ba1	630	686,700
AK Steel Corp.,
Gtd. Notes
7.625%	05/15/20	Ba3	200	202,500
Algoma Acquisition Corp.,
Sr. Unsec’d. Notes, 144A (Canada)(a)
9.875%	06/15/15	Caa2	175	155,547

Anglo American Capital PLC,
Gtd. Notes, 144A (United Kingdom)(g)
4.45%	09/27/20	Baa1		250	256,136
ArcelorMittal,
Sr. Unsec’d. Notes (Luxembourg)
3.75%	08/05/15	Baa3		590	596,302
5.375%	06/01/13	Baa3		785	842,862
Arch Coal, Inc.,
Gtd. Notes
8.75%	08/01/16	B1		175	192,938
China Oriental Group Co. Ltd.,
Sr. Sec’d. Notes, 144A (Bermuda)(g)
8.00%	08/18/15	Ba1		150	157,125
Codelco, Inc.,
Notes, 144A (Chile)(g)
7.50%	01/15/19	A1		115	146,122
CONSOL Energy, Inc.,
Gtd. Notes, 144A
8.00%	04/01/17	B1		300	324,750
8.25%	04/01/20(a)	B1		250	273,125
Drummond Co., Inc.,
Sr. Unsec’d. Notes
7.375%	02/15/16	B1		270	275,062
Evraz Group SA,
Sr. Unsec’d. Notes (Luxembourg)
8.875%	04/24/13	Ba3		540	575,100
Foresight Energy LLC / Foresight Energy Corp.,
Gtd. Notes, 144A
9.625%	08/15/17	Caa1		275	283,250
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
8.375%	04/01/17	Ba2		1,090	1,216,712
Hawk Corp.,
Gtd. Notes
8.75%	11/01/14	B3		50	50,000
International Coal Group, Inc.,
Sr. Sec’d. Notes
9.125%	04/01/18	Caa1		50	53,250
New World Resources NV,
Sr. Sec’d. Notes, 144A (Netherlands)
7.875%	05/01/18	Ba3	EUR	200	282,875
Novelis, Inc.,
Gtd. Notes (Canada)
11.50%	02/15/15	B1		250	285,625
Patriot Coal Corp.,
Gtd. Notes
8.25%	04/30/18	B3		125	125,000
Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp.,
Gtd. Notes
8.25%	04/15/18	B2		125	129,531
Rio Tinto Finance USA Ltd.,
Gtd. Notes (Australia)
5.875%	07/15/13	Baa1		350	390,099
8.95%	05/01/14	Baa1		300	370,394
Russel Metals, Inc.,
Gtd. Notes (Canada)
6.375%	03/01/14	Ba1		75	74,203
Ryerson Holding Corp.,
Sr. Disc. Notes, 144A
19.34% (s)	02/01/15	Caa3		850	382,500
Ryerson, Inc.,
Sr. Sec’d. Notes
12.00%	11/01/15	Caa1		450	463,500
Severstal Columbus LLC,
Sr. Sec’d. Notes, 144A
10.25%	02/15/18	B3		200	210,000
Southern Copper Corp.,
Sr. Unsec’d. Notes
5.375%	04/16/20	Baa2		170	179,977
7.50%	07/27/35	Baa2		320	371,043
Steel Capital SA For OAO Severstal, (Luxembourg)
Sec’d. Notes
9.75%	07/29/13	Ba3		540	598,050
Sec’d. Notes, 144A
9.75%	07/29/13	Ba3		275	303,325
Steel Dynamics, Inc.,
Gtd. Notes
7.375%	11/01/12	Ba2		125	133,594
7.75%	04/15/16	Ba2		50	52,000
Gtd. Notes, 144A(a)
7.625%	03/15/20	Ba2		150	155,625
Teck Resources Ltd., (Canada)
Gtd. Notes
3.85%	08/15/17	Baa3		200	206,103
4.50%	01/15/21	Baa3		605	626,793
Sr. Sec’d. Notes
9.75%	05/15/14	Baa3		28	34,522
10.25%	05/15/16	Baa3		379	460,485
10.75%	05/15/19	Baa3		124	156,153
Tube City IMS Corp.,
Gtd. Notes
9.75%	02/01/15	Caa1		75	76,500
United States Steel Corp.,
Sr. Unsec’d. Notes
6.05%	06/01/17	Ba2		250	247,813
Vale Overseas Ltd.,
Gtd. Notes (Cayman Islands)
6.25%	01/23/17	Baa2		500	572,332
Valmont Industries, Inc.,
Gtd. Notes
6.875%	05/01/14	Ba2		25	25,500
Vedanta Resources PLC,
Sr. Unsec’d. Notes, 144A (United Kingdom)
9.50%	07/18/18	Ba2		505	545,400

					13,746,423

Office Equipment — 0.1%
Acco Brands Corp.,
Sr. Sec’d. Notes
10.625%	03/15/15	B1		50	55,875
CDW LLC / CDW Finance,
Gtd. Notes, 144A
11.00%	10/12/15	Caa1		300	303,750
Xerox Corp.,
Sr. Unsec’d. Notes
5.50%	05/15/12	Baa2		80	85,121
5.65%	05/15/13	Baa2		365	399,816
6.35%	05/15/18	Baa2		310	359,652
6.75%	02/01/17	Baa2		400	468,999
8.25%	05/15/14	Baa2		375	449,614

					2,122,827

Oil & Gas — 1.2%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes(a)
6.375%	09/15/17	Ba1		345	380,174
8.70%	03/15/19	Ba1		285	346,578
Unsec’d. Notes
6.20%	03/15/40	Ba1		40	38,995

Antero Resources Finance Corp.,
Gtd. Notes
9.375%	12/01/17	Caa1	325	345,312
Apache Corp.,
Sr. Unsec’d. Notes
5.10%	09/01/40	A3	1,025	1,031,202
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.50%	03/15/19	Baa2	125	162,494
Berry Petroleum Co.,
Sr. Sub. Notes
8.25%	11/01/16	B3	250	256,250
Sr. Unsec’d. Notes
10.25%	06/01/14	B2	125	140,937
Bill Barrett Corp.,
Gtd. Notes
9.875%	07/15/16	B1	125	136,563
Boardwalk Pipelines LP,
Gtd. Notes
5.75%	09/15/19	Baa2	520	576,705
Sr. Unsec’d. Notes
5.50%	02/01/17	Baa2	230	251,389
BP Capital Markets PLC,
Gtd. Notes (United Kingdom)
3.125%	10/01/15	A2	655	658,441
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes (Canada)
6.25%	03/15/38	Baa2	250	287,130
Chesapeake Energy Corp.,
Gtd. Notes
6.625%	08/15/20	Ba3	650	679,250
Cie Generale de Geophysique-Veritas,
Gtd. Notes (France)
7.50%	05/15/15	Ba3	100	101,750
9.50%	05/15/16	Ba3	100	108,000
Complete Production Services, Inc.,
Gtd. Notes
8.00%	12/15/16	B1	250	257,500
Concho Resources, Inc.,
Gtd. Notes
8.625%	10/01/17	B3	630	667,800
Connacher Oil and Gas Ltd.,
Sec’d. Notes, 144A (Canada)
10.25%	12/15/15	Caa2	125	126,950
Continental Resources, Inc.,
Gtd. Notes, 144A(a)
7.125%	04/01/21	B1	150	156,000
Denbury Resources, Inc.,
Gtd. Notes
8.25%	02/15/20	B1	399	435,409
9.75%	03/01/16	B1	75	84,188
Devon Energy Corp.,
Sr. Notes
5.625%	01/15/14	Baa1	215	241,513
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
5.15%	09/01/14	Baa1	125	139,095
5.70%	10/15/39	Baa1	595	621,004
5.875%	05/01/19	Baa1	405	462,796
Ecopetrol SA,
Sr. Unsec’d. Notes (Colombia)
7.625%	07/23/19	Baa2	170	205,700
EnCana Corp.,
Sr. Unsec’d. Notes (Canada)
5.90%	12/01/17	Baa2	625	729,651
6.50%	08/15/34	Baa2	250	286,160
Enterprise Products Operating LLC,
Gtd. Notes
6.30%	09/15/17	Baa3	130	149,942
7.55%	04/15/38	Baa3	500	622,820
EOG Resources, Inc.,
Sr. Unsec’d. Notes
5.875%	09/15/17	A3	380	447,577
EXCO Resources, Inc.,
Gtd. Notes
7.50%	09/15/18	B3	250	248,437
Forest Oil Corp.,
Gtd. Notes
7.25%	06/15/19	B1	60	61,350
Gaz Capital SA For Gazprom,
Sr. Unsec’d. Notes (Luxembourg)
7.288%	08/16/37	Baa1	500	556,550
Hess Corp.,
Sr. Unsec’d. Notes
6.00%	01/15/40	Baa2	775	851,461
8.125%	02/15/19	Baa2	100	131,482
Kazmunaigaz Finance Sub BV,
Gtd. Notes (Netherlands)
9.125%	07/02/18	Baa2	1,180	1,444,025
Kinder Morgan, Inc.,
Sr. Unsec’d. Notes
6.50%	09/01/12	Ba1	75	79,406
Linn Energy LLC / Linn Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	04/15/20	B2	450	477,000
Lukoil International Finance BV,
Gtd. Notes (Netherlands)
7.25%	11/05/19	Baa2	180	196,587
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.90%	03/15/18	Baa1	255	294,331
6.00%	10/01/17	Baa1	260	302,575
6.60%	10/01/37	Baa1	405	480,126
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	Baa1	810	926,676
Motiva Enterprises LLC,
Sr. Unsec’d. Notes, 144A(g)
6.85%	01/15/40	A2	400	479,415
Nabors Industries, Inc.,
Gtd. Notes
6.15%	02/15/18	Baa2	120	133,557
9.25%	01/15/19	Baa2	715	914,910
NAK Naftogaz Ukraine,
Gov’t. Gtd. Notes (Ukraine)
9.50%	09/30/14	NR	460	497,536
National Gas Co. of Trinidad & Tobago Ltd.,
Notes, 144A (Trinidad & Tobago)(g)
6.05%	01/15/36	Baa1	100	94,938
NuStar Logistics LP,
Gtd. Notes
4.80%	09/01/20	Baa3	555	560,620
Pemex Project Funding Master Trust,
Gtd. Notes
5.75%	03/01/18	Baa1	1,470	1,611,022
Penn Virginia Corp.,
Sr. Notes
10.375%	06/15/16	B2	25	27,375
Petrobras International Finance Co.,
Gtd. Notes (Cayman Islands)
5.75%	01/20/20	Baa1	585	650,935
5.875%	03/01/18	Baa1	290	322,246
7.875%	03/15/19	Baa1	105	130,946

Petroleos de Venezuela SA, (Venezuela)
Gtd. Notes
5.25%	04/12/17	B+(d)		1,317	763,918
Sr. Unsec’d. Notes
4.90%	10/28/14	NR		1,600	1,017,600
5.00%	10/28/15	NR		327	187,981
Petroleos Mexicanos, (Mexico)(g)
Bonds, 144A
6.625%	06/15/35	Baa1		575	628,147
Gtd. Notes, 144A
5.50%	01/21/21	Baa1		750	798,750
Petroleum Co. of Trinidad & Tobago Ltd.,
Sr. Unsec’d. Notes, 144A (Trinidad & Tobago)(g)
9.75%	08/14/19	Baa3		340	416,500
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
7.50%	01/15/20	Ba1		150	165,060
Plains All American Pipeline LP / PAA Finance Corp.,
Gtd. Notes
5.75%	01/15/20	Baa3		560	618,386
6.50%	05/01/18	Baa3		555	640,599
Plains Exploration & Production Co.,
Gtd. Notes
10.00%	03/01/16	B1		150	171,000
Pride International, Inc.,
Sr. Unsec’d. Notes
8.50%	06/15/19	Ba1		225	261,000
QEP Resources, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/21	Ba1		200	216,500
Quicksilver Resources, Inc.,
Gtd. Notes
11.75%	01/01/16	B2		550	644,875
Range Resources Corp.,
Gtd. Notes
6.75%	08/01/20	Ba3		275	286,000
RDS Ultra-Deepwater Ltd.,
Sr. Sec’d. Notes, 144A (Cayman Islands)
11.875%	03/15/17	B3		25	26,125
Sempra Energy,
Sr. Unsec’d. Notes
6.00%	10/15/39	Baa1		865	976,824
6.50%	06/01/16	Baa1		315	376,885
Southwestern Energy Co.,
Sr. Notes
7.50%	02/01/18	Ba1		550	621,500
Swift Energy Co.,
Gtd. Notes
8.875%	01/15/20	B3		150	156,187
Tesoro Corp.,
Gtd. Notes
6.50%	06/01/17	Ba1		225	221,625
9.75%	06/01/19	Ba1		100	110,000
Valero Energy Corp.,
Gtd. Notes
6.125%	06/15/17	Baa2		445	492,076
Weatherford Bermuda Holdings Ltd.,
Gtd. Notes (Bermuda)
6.75%	09/15/40	Baa2		340	354,374
Weatherford International Ltd.,
Gtd. Notes (Switzerland)
9.625%	03/01/19	Baa2		655	854,460
Whiting Petroleum Corp.,
Gtd. Notes
6.50%	10/01/18	Ba3		125	127,813
Woodside Finance Ltd.,
Gtd. Notes, 144A (Australia)(g)
4.50%	11/10/14	Baa1		235	252,176

					33,995,142

Paper & Forest Products
Boise Cascade LLC,
Gtd. Notes
7.125%	10/15/14	Caa1		85	81,600
Boise Paper Holdings LLC / Boise Co-Issuer Co.,
Gtd. Notes
8.00%	04/01/20	B2		125	129,375
Boise Paper Holdings LLC / Boise Finance Co.,
Gtd. Notes
9.00%	11/01/17	B2		75	80,438
Cascades, Inc.,
Gtd. Notes (Canada)
7.75%	12/15/17	Ba3		125	130,313
7.875%	01/15/20	Ba3		100	104,500
Cellu Tissue Holdings, Inc.,
Sr. Sec’d. Notes
11.50%	06/01/14	B1		25	29,375
Celulosa Arauco y Constitucion SA,
Sr. Unsec’d. Notes, 144A (Chile)(g)
5.00%	01/21/21	Baa2		180	181,865
Clearwater Paper Corp.,
Gtd. Notes
10.625%	06/15/16	Ba3		25	28,125
Georgia-Pacific LLC,
Gtd. Notes, 144A
7.125%	01/15/17	Ba2		150	158,812
8.25%	05/01/16	Ba2		75	83,344
P.H. Glatfelter Co.,
Gtd. Notes
7.125%	05/01/16	Ba2		100	102,125
Smurfit Kappa Acquisitions,
Sr. Sec’d. Notes, 144A (Ireland)
7.25%	11/15/17	Ba2	EUR	50	71,222
7.75%	11/15/19	Ba2	EUR	75	106,186
Verso Paper Holdings LLC / Verso Paper, Inc.,
Sr. Sec’d. Notes
11.50%	07/01/14	Ba2		25	27,375

					1,314,655

Pharmaceuticals — 0.1%
AmerisourceBergen Corp.,
Gtd. Notes
4.875%	11/15/19	Baa3		500	540,248
BioScrip, Inc.,
Gtd. Notes
10.25%	10/01/15	B3		50	51,125
Express Scripts, Inc.,
Gtd. Notes
6.25%	06/15/14	Baa3		995	1,142,362
Novasep Holding SAS,
Sr. Sec’d. Notes, 144A (France)
9.75%	12/15/16	B3		175	134,750
Valeant Pharmaceuticals International
Sr. Notes, 144A
7.00%	10/01/20	B1		225	230,063
Valeant Pharmaceuticals International,
Gtd. Notes
8.375%	06/15/16	Ba3		265	307,400
Sr. Notes, 144A
6.75%	10/01/17	B1		150	153,000

Warner Chilcott Co. LLC / Warner Chilcott Finance LLC,
Gtd. Notes, 144A (Ireland)
7.75%	09/15/18	B3	450	462,375

				3,021,323

Pipelines — 0.1%
Buckeye Partners LP,
Sr. Unsec’d. Notes
5.50%	08/15/19	Baa2	635	694,536
6.05%	01/15/18	Baa2	145	163,498
El Paso Corp.,
Sr. Unsec’d. Notes
8.25%	02/15/16	Ba3	75	83,438
12.00%	12/12/13	Ba3	300	366,750
El Paso Natural Gas Co.,
Sr. Unsec’d. Notes
5.95%	04/15/17	Baa3	62	68,260
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
5.20%	03/15/20	Baa2	135	146,893
5.50%	09/15/40	Baa2	380	380,097
Energy Transfer Equity LP,
Gtd. Notes
7.50%	10/15/20	Ba2	475	499,937
Enogex LLC,
Sr. Notes, 144A(g)
6.25%	03/15/20	Baa3	375	421,436
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
6.55%	07/15/19	Baa2	255	304,593
Southeast Supply Header LLC,
Sr. Notes, 144A(g)
4.85%	08/15/14	Baa3	300	318,376
Williams Partners LP,
Sr. Unsec’d. Notes
6.30%	04/15/40	Baa3	680	749,607

				4,197,421

Real Estate — 0.2%
Agile Property Holdings Ltd.,
Sr. Unsec’d. Notes (Cayman Islands)
10.00%	11/14/16	Ba3	610	668,438
AMB Property LP,
Gtd. Notes
4.50%	08/15/17	Baa1	1,230	1,243,157
6.625%	12/01/19	Baa1	380	422,130
BR Properties SA,
Gtd. Notes, 144A (Brazil)(g)
9.00%	12/31/49	Ba3	400	400,000
CB Richard Ellis Services, Inc.,
Gtd. Notes
11.625%	06/15/17	Ba3	150	173,625
Dar Al-Arkan International Sukuk Co.,
Gtd. Notes (Cayman Islands)
10.75%	02/18/15	Ba2	460	465,980
IRSA Inversiones y Representaciones SA,
Sr. Unsec’d. Notes, 144A (Argentina)(g)
11.50%	07/20/20	B-(d)	238	253,430
Regency Centers LP,
Gtd. Notes
6.00%	06/15/20	Baa2	315	342,182
Shimao Property Holdings Ltd.,
Gtd. Notes
9.65%	08/03/17	B1	255	259,639
WEA Finance LLC,
Gtd. Notes, 144A(g)
7.50%	06/02/14	A2	250	290,981

				4,519,562

Real Estate Investment Trusts — 0.2%
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, MTN
6.10%	03/15/20	Baa1	500	579,027
BRE Properties, Inc.,
Sr. Unsec’d. Notes
5.20%	03/15/21	Baa2	305	310,582
Duke Realty LP,
Sr. Unsec’d. Notes
6.25%	05/15/13	Baa2	205	221,813
ERP Operating LP,
Sr. Unsec’d. Notes
5.25%	09/15/14	Baa1	150	165,878
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
5.90%	04/01/20	Baa1	140	155,686
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
4.70%	09/15/17	Baa2	610	616,421
Host Hotels & Resorts LP,
Gtd. Notes
6.75%	06/01/16	Ba1	250	259,063
Kilroy Realty LP,
Gtd. Notes, 144A(g)
6.625%	06/01/20	Baa3	670	679,688
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
7.75%	08/15/19	Baa2	130	154,712
Potlatch Corp.,
Gtd. Notes
7.50%	11/01/19	Ba1	125	128,125
Reckson Operating Partnership LP,
Sr. Unsec’d. Notes
6.00%	03/31/16	Ba2	125	123,242
Simon Property Group LP,
Sr. Unsec’d. Notes
4.20%	02/01/15	A3	210	225,336
5.75%	12/01/15	A3	535	609,223
6.75%	05/15/14	A3	215	247,200
Ventas Realty LP / Ventas Capital Corp.,
Gtd. Notes
6.50%	06/01/16	Baa3	50	52,183

				4,528,179

Retail & Merchandising — 0.3%
AmeriGas Partners LP / AmeriGas Eagle Finance Corp.,
Sr. Unsec’d. Notes
7.125%	05/20/16	Ba3	400	417,000
Arcos Dorados BV,
Gtd. Notes, 144A (Netherlands)(g)
7.50%	10/01/19	Ba2	625	678,088
Dollar General Corp.,
Gtd. Notes, PIK
11.875%	07/15/17	B3	17	19,890
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.40%	03/01/16	Baa1	695	791,317
HSN, Inc.,
Gtd. Notes
11.25%	08/01/16	Ba2	25	28,500

Inergy LP / Inergy Finance Corp.,
Gtd. Notes
8.75%	03/01/15	Ba3	25	26,969
Gtd. Notes, 144A
7.00%	10/01/18	Ba3	300	307,500
JC Penney Co., Inc.,
Sr. Unsec’d. Notes
5.65%	06/01/20	Ba1	950	967,812
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
7.125%	11/15/23	Ba1	50	52,250
7.40%	04/01/37	Ba1	150	151,313
7.95%	04/01/17	Ba1	25	28,063
9.00%	08/01/12	Ba1	205	226,012
Limited Brands, Inc.,
Gtd. Notes
7.00%	05/01/20	Ba1	275	297,000
8.50%	06/15/19	Ba1	275	319,687
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.35%	03/15/12	Ba1	165	172,012
5.90%	12/01/16	Ba1	225	239,625
Michaels Stores, Inc.,
Gtd. Notes
10.64%(s)	11/01/16	Caa2	250	240,625
11.375%	11/01/16	Caa2	150	162,937
Neiman Marcus Group, Inc. (The),
Gtd. Notes(a)
10.375%	10/15/15	Caa2	350	367,500
Gtd. Notes, PIK
9.00%	10/15/15	Caa1	81	83,743
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.75%	05/01/20	Baa2	435	465,366
OSI Restaurant Partners, Inc.,
Gtd. Notes(a)
10.00%	06/15/15	Caa3	150	152,250
Pantry, Inc. (The),
Gtd. Notes
7.75%	02/15/14	Caa1	50	50,125
Phillips-Van Heusen Corp.,
Sr. Unsec’d. Notes(a)
7.375%	05/15/20	B2	150	158,062
QVC, Inc.,
Sr. Sec’d. Notes, 144A
7.125%	04/15/17	Ba2	25	25,875
7.50%	10/01/19	Ba2	540	564,300
Rite Aid Corp.,
Gtd. Notes(a)
8.625%	03/01/15	Caa3	200	172,750
Sr. Sec’d. Notes
9.75%	06/12/16	B3	25	26,719
10.25%	10/15/19	Caa2	150	156,188
Sr. Sec’d. Notes, 144A
8.00%	08/15/20	B3	175	177,625
Suburban Propane Partners LP / Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes(a)
7.375%	03/15/20	Ba3	125	132,813
Toys R US Property Co. II LLC,
Sr. Sec’d. Notes, 144A
8.50%	12/01/17	Ba1	175	185,062
Toys R US,
Sr. Sec’d. Notes, 144A
7.375%	09/01/16	B1	200	203,500
Wendy’s / Arby’s Restaurants LLC,
Gtd. Notes
10.00%	07/15/16	B3	475	505,281
Yankee Acquisition Corp.,
Gtd. Notes
8.50%	02/15/15	B3	75	77,438

				8,631,197

Semiconductors
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
8.125%	12/15/17	Ba3	275	290,125
Sr. Unsec’d. Notes, 144A(a)
7.75%	08/01/20	Ba3	25	25,813

				315,938

Telecommunications — 1.0%
America Movil SAB de CV,
Gtd. Notes (Mexico)
5.00%	10/16/19	A2	1,270	1,360,775
6.375%	03/01/35	A2	1,020	1,160,269
American Tower Corp.,
Sr. Unsec’d. Notes(a)
7.25%	05/15/19	Baa3	1,239	1,457,374
Angel Lux Common SA,
Sr. Sec’d. Notes, 144A (Luxembourg)
8.875%	05/01/16	B1	250	265,625
AT&T, Inc.,
Sr. Unsec’d. Notes(a)
6.55%	02/15/39	A2	2,065	2,401,541
CC Holdings GS V LLC / Crown Castle GS III Corp.,
Sr. Sec’d. Notes, 144A
7.75%	05/01/17	Baa3	650	718,250
Cellco Partnership / Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes
8.50%	11/15/18	A2	845	1,150,577
Cincinnati Bell, Inc.,
Gtd. Notes
7.00%	02/15/15	B2	75	75,000
Clearwire Communications LLC / Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A(a)
12.00%	12/01/15	Caa1	700	754,250
Cricket Communications, Inc.,
Gtd. Notes
9.375%	11/01/14(a)	B3	175	181,125
10.00%	07/15/15	B3	50	54,000
Sr. Sec’d. Notes
7.75%	05/15/16	Ba2	200	212,250
Digicel Group Ltd.,
Sr. Unsec’d. Notes, 144A (Bermuda)(a)(g)
10.50%	04/15/18	Caa1	880	965,800
Digicel Ltd., (Bermuda)
Sr. Notes, 144A
8.25%	09/01/17	B1	225	236,250
Sr. Unsec’d. Notes, 144A
12.00%	04/01/14	B1	75	87,375
France Telecom SA,
Sr. Unsec’d. Notes (France)
2.125%	09/16/15	A3	320	322,220
GeoEye, Inc.,
Sr. Sec’d. Notes
9.625%	10/01/15	B1	50	54,563
Hughes Network Systems LLC / HNS Finance Corp.,
Gtd. Notes
9.50%	04/15/14	B1	150	155,250
Inmarsat Finance PLC,
Gtd. Notes, 144A (United Kingdom)
7.375%	12/01/17	Ba2	300	313,500

Intelsat Jackson Holdings SA, (Luxembourg)
Gtd. Notes, 144A
8.50%	11/01/19	B3	600	651,000
Sr. Unsec’d. Notes, 144A
7.25%	10/15/20	B3	75	75,375
Intelsat Luxembourg SA,
Gtd. Notes (Luxembourg)
11.25%	02/04/17	Caa3	725	776,656
iPCS, Inc.,
Sec’d. Notes, PIK
3.716% (c)	05/01/14	Ba3	156	148,179
Level 3 Financing, Inc.,
Gtd. Notes
8.75%	02/15/17	Caa1	100	89,000
9.25%	11/01/14	Caa1	150	141,000
MetroPCS Wireless, Inc.,
Gtd. Notes
7.875%	09/01/18	B2	375	386,250
9.25%	11/01/14	B2	225	235,688
MTS International Funding Ltd.,
Sec’d. Notes, 144A (Ireland)(g)
8.625%	06/22/20	Ba2	100	114,500
Nextel Communications, Inc.,
Gtd. Notes
7.375%	08/01/15	Ba2	350	351,750
NII Capital Corp.,
Gtd. Notes
8.875%	12/15/19	B1	306	340,043
10.00%	08/15/16	B1	661	751,887
PAETEC Holding Corp.,
Sr. Sec’d. Notes
8.875%	06/30/17	B1	150	156,750
Qwest Communications International, Inc.,
Gtd. Notes
8.00%	10/01/15	Ba2	150	162,375
Qwest Corp.,
Sr. Unsec’d. Notes
3.542%(c)	06/15/13	Baa3	100	104,500
7.50%	10/01/14	Baa3	50	56,500
8.375%	05/01/16	Baa3	75	88,688
Sable International Finance Ltd.,
Sr. Sec’d. Notes, 144A (Cayman Islands)
7.75%	02/15/17	Ba2	125	131,875
SBA Telecommunications, Inc.,
Gtd. Notes
8.00%	08/15/16	Ba3	725	779,375
8.25%	08/15/19	Ba3	50	55,000
SBA Tower Trust,
Sec’d. Notes, 144A(g)
4.254%	04/15/40	A2	1,615	1,717,281
Sprint Capital Corp.,
Gtd. Notes
8.375%	03/15/12	Ba3	275	294,250
8.75%	03/15/32	Ba3	125	131,250
Sprint Nextel Corp.,
Sr. Unsec’d. Notes(a)
8.375%	08/15/17	Ba3	950	1,030,750
Telecom Italia Capital SA,
Gtd. Notes (Luxembourg)
5.25%	11/15/13	Baa2	565	607,034
6.175%	06/18/14	Baa2	575	634,104
Telefonica Emisiones SAU,
Gtd. Notes (Spain)
5.877%	07/15/19	Baa1	190	217,423
6.221%	07/03/17	Baa1	1,205	1,406,921
Telesat Canada / Telesat LLC,
Sr. Unsec’d. Notes (Canada)
11.00%	11/01/15	Caa1	525	593,250
Trilogy International Partners LLC / Trilogy International Finance, Inc.,
Sr. Sec’d. Notes, 144A(a)
10.25%	08/15/16	Caa1	400	372,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.35%	04/01/19	A3	770	939,639
Verizon Virginia, Inc.,
Sr. Unsec’d. Notes
4.625%	03/15/13	Baa1	715	766,409
Viasat, Inc.,
Gtd. Notes
8.875%	09/15/16	B1	75	80,719
VIP Finance Ireland Ltd. For OJSC Vimpel Communications,
Sec’d. Notes (Ireland)
9.125%	04/30/18	Ba2	260	297,050
West Corp.,
Gtd. Notes
11.00%	10/15/16	Caa1	75	79,688
Sr. Unsec’d. Notes, 144A
8.625%	10/01/18	B3	150	150,500
Wind Acquisition Finance SA,
Sec’d. Notes, 144A (Luxembourg)
11.75%	07/15/17	B2	100	112,063
12.00%	12/01/15	B2	100	105,875
Windstream Corp.,
Gtd. Notes
8.625%	08/01/16	Ba3	125	132,188

				27,190,779

Tobacco
BAT International Finance PLC,
Gtd. Notes, 144A (United Kingdom)(g)
8.125%	11/15/13	Baa1	170	200,189
Reynolds American, Inc.,
Gtd. Notes
7.25%	06/01/13	Baa3	645	724,557

				924,746

Toys
Mattel, Inc.,
Sr. Unsec’d. Notes
4.35%	10/01/20	Baa2	185	186,940

Transportation — 0.1%
Aircastle Ltd.,
Sr. Notes, 144A (Bermuda)
9.75%	08/01/18	Ba3	175	178,719
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.05%	03/01/41	A3	585	583,182
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes (Canada)
7.25%	05/15/19	Baa3	305	377,420
DP World Sukuk Ltd., (Cayman Islands)
Bonds
6.25%	07/02/17	Ba1	630	616,455
Sr. Unsec’d. Notes, 144A
6.25%	07/02/17	Ba1	400	384,310
Hertz Corp. (The),
Gtd. Notes
8.875%	01/01/14	B2	25	25,656
10.50%	01/01/16	B3	50	53,125

Gtd. Notes, 144A
7.50%	10/15/18	B2		325	325,000
Kansas City Southern de Mexico SA de CV,
Sr. Unsec’d. Notes, 144A (Mexico)
8.00%	02/01/18	B2		225	241,875
Kazakhstan Temir Zholy Finance BV,
Gtd. Notes (Netherlands)
7.00%	05/11/16	Baa3		630	683,550
Maxim Crane Works LP,
Sr. Sec’d. Notes, 144A
12.25%	04/15/15	Caa1		100	90,750

					3,560,042

Utilities — 0.4%
Abu Dhabi National Energy Co.,
Sr. Unsec’d. Notes, 144A (United Arab Emirates)(g)
5.62%	10/25/12	A3		425	447,255
AES Corp. (The),
Sr. Unsec’d. Notes
7.75%	03/01/14	B1		25	26,750
8.00%	10/15/17	B1		500	540,000
9.75%	04/15/16	B1		100	115,000
AGL Capital Corp.,
Gtd. Notes
5.25%	08/15/19	Baa1		330	351,473
Allegheny Energy Supply Co. LLC,
Sr. Unsec’d. Notes, 144A(g)
6.75%	10/15/39	Baa3		1,105	1,113,694
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.375%	04/01/36	Baa2		640	717,411
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.90%	10/01/16	Baa2		460	540,700
Black Hills Corp.,
Sr. Unsec’d. Notes
6.50%	05/15/13	Baa3		125	136,108
Calpine Construction Finance Co. LP and CCFC Finance Corp.,
Sr. Sec’d. Notes, 144A(a)
8.00%	06/01/16	Ba3		350	374,500
CMS Energy Corp.,
Sr. Unsec’d. Notes
8.50%	04/15/11	Ba1		400	412,686
Consumers Energy Co.,
First Mortgage
6.00%	02/15/14	A3		400	453,046
EDF SA,
Sr. Unsec’d. Notes, 144A (France)(g)
4.60%	01/27/20	Aa3		815	887,909
Enel Finance International SA,
Gtd. Notes, 144A (Luxembourg)(a)(g)
6.00%	10/07/39	A2		850	878,835
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.25%	10/01/39	A3		445	477,000
Hilcorp Energy I LP / Hilcorp Finance Co.,
Sr. Notes, 144A
8.00%	02/15/20	B2		175	179,813
Sr. Unsec’d. Notes, 144A
7.75%	11/01/15	B2		300	303,000
Nevada Power Co.,
General Ref. Mortgage
6.65%	04/01/36	Baa3		720	862,127
North American Energy Alliance LLC / North American Energy Alliance Finance Corp.,
Sr. Sec’d. Notes, 144A
10.875%	06/01/16	Ba3		125	136,563
Northern States Power Co.,
First Mortgage
5.35%	11/01/39	A1		282	311,458
OPTI Canada, Inc.,
Sr. Sec’d. Notes (Canada)
8.25%	12/15/14	Caa3		250	190,000
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes
6.15%	10/01/38	Baa2		640	695,389
PNM Resources, Inc.,
Sr. Unsec’d. Notes
9.25%	05/15/15	Ba2		25	26,906
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.15%	12/01/19	Baa1		440	481,380
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.15%	05/15/37	Baa1		235	269,271
United Maritime Group LLC / United Maritime Group Finance Corp.,
Sr. Sec’d. Notes
11.75%	06/15/15	B3		150	150,375
West Penn Power Co.,
First Mortgage, 144A(g)
5.95%	12/15/17	A3		195	215,133
Westar Energy, Inc.,
First Mortgage
5.10%	07/15/20	Baa1		110	121,894

					11,415,676

TOTAL CORPORATE OBLIGATIONS (cost $320,530,072)					342,223,047

FOREIGN GOVERNMENT BONDS — 2.5%
Arab Republic of Egypt,
Sr. Unsec’d. Notes (Egypt)
6.875%	04/30/40	Ba1		575	648,313
Argentina Bonos,
Sr. Unsec’d. Notes (Argentina)
7.00%	10/03/15	B(d)		710	631,190
Bermuda Government International Bond,
Sr. Notes, 144A (Bermuda)(g)
5.603%	07/20/20	Aa2		210	227,010
Bolivarian Republic of Venezuela,
Sr. Unsec’d. Notes (Venezuela)
12.75%	08/23/22	B2		870	740,588
Brazil Notas do Tesouro Nacional, Series F,
Notes (Brazil)
10.00%	01/01/21	Baa3	BRL	1,881	1,023,981
Chile Government International Bond,
Sr. Unsec’d. Notes (Chile)
3.875%	08/05/20	Aa3		420	435,653
City of Buenos Aires,
Sr. Unsec’d. Notes, 144A (Argentina)(g)
12.50%	04/06/15	B2		680	725,900
Egyptian Treasury Bill (Egypt)
10.164%(s)	11/02/10	NR	EGP	5,025	876,237
Grenada Government International Bond,
Unsub. Notes (Grenada)(g)
2.50%	09/15/25	B-(d)		480	249,600
Hellenic Republic,
Sr. Unsec’d. Notes (Greece)
4.625%	06/25/13	Ba1		245	213,631
Indonesia Treasury Bond,
Sr. Unsec’d. Notes (Indonesia)
11.00%	09/15/25	Ba2	IDR	3,000,000	418,962

Jamaica Government International Bond, (Jamaica)
Sr. Unsec’d. Notes
8.00%	06/24/19	B3		475	479,750
Unsec’d. Notes
10.625%	06/20/17	B3		800	906,000
Lithuania Government International Bond,
Sr. Unsec’d. Notes (Lithuania)
6.75%	01/15/15	Baa1		1,450	1,571,075
Mexican Bonos,
Bonds (Mexico)
8.00%	12/17/15	Baa1	MXN	19,390	1,695,787
8.50%	11/18/38	Baa1	MXN	8,000	743,680
10.00%	11/20/36	Baa1	MXN	40,160	4,297,514
Nota do Tesouro Nacional, Series B,
Notes (Brazil)
6.00%	05/15/15	Ba1	BRL	1,851	2,147,118
Nota do Tesouro Nacional, Series F,
Notes (Brazil)
10.00%	01/01/12	Baa3	BRL	3,650	2,171,888
10.00%	01/01/14	Baa3	BRL	3,600	2,073,338
Poland Government Bond,
Bonds (Poland)
5.75%	09/23/22	A2	PLN	2,935	1,027,874
Poland Government International Bond,
Sr. Unsec’d. Notes (Poland)
3.875%	07/16/15	A2		460	478,473
Republic of Argentina,
Sr. Unsec’d. Notes (Argentina)
5.83%(c)	12/31/33	B(d)	ARS	675	263,797
8.28%	12/31/33	B(d)		2,570	2,136,667
Republic of Brazil, (Brazil)
Sr. Unsec’d. Notes
4.875%	01/22/21	Baa3		300	329,250
5.875%	01/15/19	Baa3		1,600	1,876,000
7.125%	01/20/37	Baa3		3,300	4,339,500
Unsub. Notes
11.00%	08/17/40	Baa3		445	616,325
Republic of Congo,
Gov’t. Gtd. Notes (Congo)(g)
3.00% (s)	06/30/29	NR		166	95,178
Republic of Gabonese,
Bonds (Gabon)
8.20%	12/12/17	BB-(d)		400	463,000
Republic of Ghana,
Unsec’d. Notes (Ghana)
8.50%	10/04/17	B(d)		300	342,450
Republic of Hungary,
Sr. Unsec’d. Notes (Hungary)
6.25%	01/29/20	Baa1		720	773,166
Republic of Indonesia,
Sr. Unsec’d. Notes (Indonesia)
6.875%	01/17/18	Ba2		1,000	1,207,500
7.75%	01/17/38	Ba2		680	929,900
Republic of Iraq,
Bonds (Iraq)
5.80%	01/15/28	NR		2,240	1,926,400
Republic of Lebanon, (Lebanon)
Sr. Unsub. Notes
8.25%	04/12/21	B(d)		540	629,008
Unsub. Notes, MTN
9.00%	03/20/17	NR		600	722,010
Republic of Lithuania,
Sr. Unsec’d. Notes, 144A (Lithuania)(g)
6.75%	01/15/15	Baa1		730	791,224
Republic of Pakistan,
Unsec’d. Notes (Pakistan)
6.875%	06/01/17	B3		100	90,250
7.125%	03/31/16	B3		180	167,099
Republic of Peruvian,
Sr. Unsec’d. Notes (Peru)
6.55%	03/14/37	Baa3		600	727,500
Republic of Philippine,
Sr. Unsec’d. Notes (Philippines)
6.375%	10/23/34	Ba3		2,000	2,330,000
Republic of Serbia,
Sr. Unsec’d. Notes (Serbia)
6.75%	11/01/24	BB-(d)		1,199	1,168,700
Republic of South Africa,
Sr. Unsec’d. Notes (South Africa)
5.50%	03/09/20	A3		700	782,250
6.50%	06/02/14	A3		430	489,125
Republic of Sri Lanka,
Sr. Unsec’d. Notes, 144A (Sri Lanka)(g)
6.25%	10/04/20	B1		540	544,050
Republic of Turkey,
Sr. Unsec’d. Notes (Turkey)
5.625%	03/30/21	Ba2		750	817,500
7.00%	03/11/19	Ba2		3,530	4,200,700
8.00%	02/14/34	Ba2		1,440	1,879,200
Republic of Vietnam,
Bonds (Vietnam)
6.75%	01/29/20	Ba3		200	221,590
Russian Federation,
Sr. Unsec’d. Notes (Russia)
7.50%	03/31/30	Baa1		7,778	9,287,950
South Africa Government Bond,
Bonds (South Africa)
8.25%	09/15/17	A3	ZAR	6,900	1,017,679
Turkey Government Bond,
Bonds (Turkey)
11.00%	08/06/14	NR	TRY	750	559,699
Ukraine Government International Bond,
Sr. Unsec’d. Notes (Ukraine)
6.58%	11/21/16	B2		830	810,578
United Mexican States, (Mexico)
Notes, MTN
5.95%	03/19/19	Baa1		1,180	1,384,730
Unsub. Notes, MTN
6.375%	01/16/13	Baa1		205	228,268
Venezuela Government International Bond, (Venezuela)
Sr. Unsec’d. Notes
7.75%	10/13/19	B2		1,500	1,012,500
8.50%	10/08/14	B2		1,000	840,000
Unsec’d. Notes
5.75%	02/26/16	B2		1,730	1,200,274
7.65%	04/21/25	B2		930	567,300

TOTAL FOREIGN GOVERNMENT BONDS (cost $67,358,064)					71,551,879

MUNICIPAL BONDS — 0.5%

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds
4.839%	01/01/41	Aa1		1,365	1,374,118

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	Aa3		510	569,247
East Bay Municipal Utility District Water System,
Revenue Bonds
5.874%	06/01/40	Aa1		1,065	1,204,472
Los Angeles Department of Airports,
Revenue Bonds
6.582%	05/15/39	A1		375	421,478

San Diego County Water Authority,
Revenue Bonds
6.138%	05/01/49	Aa2	275	305,104

				2,500,301

District of Columbia
District of Columbia,
Revenue Bonds
5.591%	12/01/34	Aa1	120	129,866

Illinois — 0.1%
Chicago Metropolitan Water Reclamation District-Greater Chicago,
General Obligation Bonds
5.72%	12/01/38	Aaa	695	790,590
Chicago Transit Authority, Series A,
Revenue Bonds
6.899%	12/01/40	Aa3	300	327,111
City of Chicago IL,
Revenue Bonds
6.395%	01/01/40	A1	480	512,165

				1,629,866

Kansas
Kansas State Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	Aa2	125	130,843

Maryland — 0.1%
Maryland State Transportation Authority,
Revenue Bonds
5.754%	07/01/41	Aa3	1,140	1,264,534
5.888%	07/01/43	Aa3	360	396,907

				1,661,441

New York — 0.1%
City of New York,
General Obligation Unlimited
5.846%	06/01/40	Aa2	315	330,731
Metropolitan Transportation Authority,
Revenue Bonds
7.336%	11/15/39	AA(d)	65	81,755
New York City Housing Development Corp.,
Revenue Bonds
6.42%	11/01/27	Aa2	85	87,039
New York City Municipal Water Finance Authority & Sewer Systems,
Revenue Bonds
5.952%	06/15/42	Aa2	265	295,329
New York City Transitional Finance Authority,
Revenue Bonds
5.508%	08/01/37	Aa1	1,205	1,254,887

				2,049,741

Oregon
Oregon State Taxable Pension,
Revenue Bonds
5.892%	06/01/27	Aa1	60	69,814

Texas
Texas State Transportation Commission,
Revenue Bonds
5.178%	04/01/30	Aaa	1,100	1,182,225

Utah
Utah Transit Authority Sales Tax,
Revenue Bonds
5.937%	06/15/39	Aa2	1,060	1,238,313

Virginia
University of Virginia,
Revenue Bonds
5.00%	09/01/40	Aaa	1,130	1,204,930
Virginia Commonwealth Transportation Board,
Revenue Bonds
5.35%	05/15/35	Aa1	120	129,467

				1,334,397

West Virgina
Tobacco Settlement Finance Authority of West Virginia,
Revenue Bonds
7.467%	06/01/47	Baa3	265	205,211

TOTAL MUNICIPAL BONDS (cost $13,022,999)				13,506,136

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
3.516%(c)	02/25/34	BBB-(d)	71	64,298
Series 2004-D, Class 2A2
2.957%(c)	05/25/34	AAA(d)	37	34,667
Series 2004-H, Class 2A2
3.161%(c)	09/25/34	A2	52	49,381
Series 2004-I, Class 3A2
4.844%(c)	10/25/34	A1	35	34,470
Series 2005-J, Class 2A1
5.004%(c)	11/25/35	Caa2	282	238,807
Series 2005-J, Class 3A1
5.237%(c)	11/25/35	Caa1	111	87,606
Credit Suisse Mortgage Capital Certificates,(g)
Series 2010-1R, Class 12A1, 144A
3.72%(c)	03/27/36	AAA(d)	240	240,717
Series 2010-1R, Class 42A1, 144A
5.00%	10/27/36	AAA(d)	175	174,063
Fannie Mae,
Series 319, Class 2, IO(g)
6.50%	02/01/32	Aaa	26	4,838
Freddie Mac,
Series 2614, Class IH, IO(g)
4.50%	05/15/16	Aaa	76	1,541
Series 3195, Class PN
6.50%	08/15/30	Aaa	133	135,859
JPMorgan Mortgage Trust,
Series 2007-A1, Class 1A1
3.012% (c)	07/25/35	Ba3	919	868,467
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
3.75% (c)	02/25/40	Aaa	502	507,824
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.823%(c)	01/25/34	AAA(d)	106	106,550
Series 2005-AR2, Class 2A2
2.873%(c)	03/25/35	B2	56	52,134

Series 2006-AR16, Class A1
5.544%(c)	10/25/36	Caa2	258		209,217

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,928,353)					2,810,439

U.S. GOVERNMENT AGENCY OBLIGATION — 0.1%
Federal National Mortgage Assoc. Notes(a) (cost $2,996,698)
2.50%	05/15/14		3,000		3,148,287

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 7.7%
Federal Home Loan Mortgage Corp.
2.704%(c)	07/01/35		33		35,010
2.863%(c)	02/01/35		152		159,249
3.346%(c)	09/01/32		4		4,227
4.00%	08/01/40-09/01/40		7,947		8,158,472
4.50%	04/01/19-07/01/40		6,168		6,434,509
5.00%	10/01/18-08/01/40		7,986		8,401,702
5.032%(c)	03/01/36		130		138,258
5.061%(c)	11/01/35		91		97,454
5.256%(c)	02/01/37		110		116,131
5.266%(c)	01/01/36		34		36,313
5.292%(c)	02/01/37		445		472,691
5.336%(c)	04/01/37		875		932,349
5.416%(c)	02/01/37		401		426,234
5.50%	12/01/18-12/01/33		587		630,963
5.786%(c)	02/01/37		148		157,027
5.898%(c)	01/01/37		64		68,486
5.928%(c)	12/01/36		42		45,568
5.978%(c)	11/01/36		151		163,137
6.00%	10/01/32-08/01/38		967		1,037,462
6.00%(c)	10/01/36		110		118,693
6.081%(c)	10/01/36		114		123,499
6.203%(c)	08/01/36		209		225,531
7.00%	11/01/30-06/01/32		18		20,022
Federal National Mortgage Assoc.
2.63%(c)	07/01/35		74		77,957
2.935%(c)	11/01/35		89		93,147
4.00%	08/01/25-09/01/40		7,983		8,265,071
4.50%	05/01/19-09/01/40		39,217		41,025,837
5.00%	03/01/18-08/01/40		44,096		46,559,841
5.298%(c)	12/01/35		79		84,573
5.305%(c)	12/01/35		72		77,147
5.435%(c)	12/01/35		94		100,050
5.458%(c)	09/01/37		169		179,509
5.50%	01/01/17-06/01/39		49,361		52,724,267
5.504%(c)	01/01/37		182		193,048
5.506%(c)	12/01/35		29		30,493
5.765%(c)	08/01/37		196		209,210
5.786%(c)	11/01/37		420		447,646
5.911%(c)	12/01/36		107		113,523
5.991%(c)	09/01/36		94		101,141
6.00%	04/01/21-10/01/39		25,261		27,273,529
6.043%(c)	08/01/36		130		137,408
6.50%	07/01/32-03/01/38		6,858		7,507,883
7.00%	01/01/31-04/01/37		138		154,925
Government National Mortgage Assoc.
4.50%	12/20/39		1,852		1,954,405
5.00%	07/15/33-03/20/34		746		797,482
5.50%	10/20/32-11/15/34		264		285,398
6.00%	01/20/33		6		6,655
6.50%	09/20/32-12/20/33		30		32,863
7.00%	03/15/13-12/15/13		34		37,192
8.00%	12/15/16-07/15/23		12		13,467
8.50%	06/15/16-10/15/26		34		37,703
9.50%	03/15/19-01/15/20		1		2,020
12.00%	09/15/13		—	(r)	37

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $212,063,810)					216,526,414

U.S. TREASURY OBLIGATION — 6.0%
U.S. Treasury Bond
4.625%	02/15/40		4,240		4,954,177
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.50%	04/15/15		6,115		6,325,603
1.25%	07/15/20		5,560		5,832,049
U.S. Treasury Notes
1.00%	08/31/11		21,640		21,783,711
1.25%	11/30/10		7,960		7,973,683
1.75%	08/15/12		17,880		18,329,092
2.25%	05/31/14		19,285		20,264,312
2.625%	07/31/14-04/30/16		48,480		51,524,572

3.125%	09/30/13	17,265	18,532,907
4.00%	08/15/18	10,880	12,372,606

TOTAL U.S. TREASURY OBLIGATIONS (cost $164,573,158)			167,892,712

TOTAL LONG-TERM INVESTMENTS (cost $2,512,140,889)			2,667,903,617

	Shares
SHORT-TERM INVESTMENT — 12.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $352,133,730; includes $159,822,432 of cash collateral for securities on loan)(b)(w)	352,133,730	352,133,730

TOTAL INVESTMENTS — 107.1% (cost $2,864,274,618)		3,020,037,347

Liabilities in excess of other assets(x) — (7.1)%		(200,054,493)

NET ASSETS — 100.0%		$2,819,982,854

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVA	Certificate Van Aandelen

CVT	Convertible Security

IO	Interest Only

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-Kind

PRFC	Preference Shares

TIPS	Treasury Inflation Protected Securities

ARS	Argentine Peso

BRL	Brazilian Real

CLP	Chilean Peso

CNY	Chinese Yuan

COP	Colombian Peso

EGP	Egyptian Pound

EUR	Euro

IDR	Indonesian Rupiah

MXN	Mexican Peso

PLN	Polish Zloty

TRY	Turkish Lira

ZAR	South African Rand

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of September 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $154,845,349; cash collateral of $159,822,432 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2010.

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2010.

(r)	Less than $1,000 par.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at September 30, 2010.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at September 30, 2010:

		Notional
		Amount		Value at Settlement	Current	Unrealized
Purchase Contracts	Counterparty	(000)		Date Payable	Value	Appreciation(1)
Chilean Peso,
Expiring 11/15/10	Citigroup Global Markets	CLP	57,000	$110,949	$117,629	$6,680
Chinese Yuan,
Expiring 07/07/11	Citigroup Global Markets	CNY	3,200	478,970	481,937	2,967
Euro,
Expiring 12/09/10	Citigroup Global Markets	EUR	260	338,494	354,248	15,754
Expiring 12/09/10	State Street Bank	EUR	108	147,145	147,149	4
Mexican Peso,
Expiring 11/18/10	Citigroup Global Markets	MXN	2,600	196,701	205,436	8,735

				$1,272,259	$1,306,399	$34,140

		Notional
		Amount		Value at Settlement	Current	Unrealized
Sale Contracts	Counterparty	(000)		Date Receivable	Value	Depreciation(1)
Brazilian Real,
Expiring 11/18/10	Citigroup Global Markets	BRL	6,000	$3,309,432	$3,509,137	$(199,705)
Colombian Peso,
Expiring 11/02/10	Citigroup Global Markets	COP	1,000,000	553,250	555,094	(1,844)
Expiring 11/02/10	Citigroup Global Markets	COP	740,000	400,865	410,769	(9,904)
Euro,
Expiring 12/09/10	Charles Schwab	EUR	91	122,504	123,986	(1,482)
Expiring 12/09/10	Citigroup Global Markets	EUR	72	96,062	98,099	(2,037)
Expiring 12/09/10	Citigroup Global Markets	EUR	56	76,145	76,145	—
Expiring 12/09/10	Citigroup Global Markets	EUR	48	65,131	65,400	(269)
Expiring 12/09/10	Credit Suisse First Boston Corp.	EUR	2,958	3,762,058	4,030,247	(268,189)
Mexican Peso,
Expiring 11/18/10	Citigroup Global Markets	MXN	42,000	3,201,512	3,318,582	(117,070)
Expiring 11/18/10	Citigroup Global Markets	MXN	7,014	528,261	554,203	(25,942)

				$12,115,220	$12,741,662	$(626,442)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$1,775,962,656	$—	$375
Preferred Stocks	1,502,423	—	—
Warrants	—	—	43
Asset-Backed Securities	—	31,803,203	—
Commerical Mortgage-Backed Securities	—	40,228,065	—
Convertible Bonds	—	747,938	—
Corporate Obligations	—	342,223,047	—
Foreign Government Bonds	—	71,551,879	—
Municipal Bonds	—	13,506,136	—
Residential Mortgage-Backed Securities	—	2,810,439	—
U.S. Government Mortgage-Backed Securities	—	216,526,414	—
U.S. Government Agency Obligation	—	3,148,287	—
U.S. Treasury Obligations	—	167,892,712	—
Affiliated Money Market Mutual Fund	352,133,730	—	—
Other Financial Instuments*
Foreign Forward Currency Contracts	—	(592,302)	—

Total	$2,129,598,809	$889,845,818	$418

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#	Value
LONG-TERM INVESTMENTS — 97.3%

ASSET-BACKED SECURITIES — 2.1%
Ally Auto Receivables Trust,
Series 2009-B, Class C, 144A(g)
4.06%	05/16/16	A2	$405	$426,516
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53%	01/06/14	Baa3	380	389,214
Series 2010-2, Class B
2.73%	03/09/15	Aa1	245	250,247
Cabela’s Master Credit Card Trust,
Series 2006-3A, Class B, 144A(g)
0.457%(c)	10/15/14	Baa2	415	404,866
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	A3	18	10,267
Series 2003-1, Class 1A6
4.458%	03/25/14	Aa2	211	209,950
Chesapeake Funding LLC,
Series 2009-4A, Class C, 144A(g)
2.258%(c)	09/07/20	A2	280	276,254
Citibank Credit Card Issuance Trust,
Series 2009-A2, Class A2
1.807%(c)	05/15/14	Aaa	425	434,220
CNH Equipment Trust,
Series 2007-A, Class B
5.09%	06/16/14	A3	285	287,252
CNH Wholesale Master Note Trust,
Series 2009-1A, Class A, 144A(g)
1.957%(c)	07/15/15	AAA(d)	474	477,797
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A5
6.42%	03/01/15	Aaa	425	466,120
Discover Card Master Trust I,
Series 2005-4, Class A2
0.347%(c)	06/16/15	Aaa	435	432,186
Fannie Mae,
Series 319, Class 2, IO(g)
6.50%	02/01/32	Aaa	17	3,210
Series 2004-21, Class AC
4.00%	05/25/16	Aaa	48	48,209
Ford Credit Floorplan Master Owner Trust,
Series 2010-3, Class C, 144A(g)
4.99%	02/15/17	A2	190	203,177
Freddie Mac,
Series 2614, Class IH, IO(g)
4.50%	05/15/16	Aaa	69	1,386
Series 2627, Class IE, IO(g)
4.50%	04/15/18	Aaa	23	1,528
Series 3195, Class PN
6.50%	08/15/30	Aaa	186	190,202
Series R003, Class VA
5.50%	08/15/16	Aaa	461	494,336
GE Capital Credit Card Master Note Trust,
Series 2009-2, Class A
3.69%	07/15/15	Aaa	621	650,010
GE Equipment Midticket LLC,
Series 2010-1, Class A4, 144A(g)
1.47%	07/14/15	Aaa	710	709,834
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.316%(c)	11/25/36	Baa2	19	18,213
Marriott Vacation Club Owner Trust,(g)
Series 2006-1A, Class A, 144A
5.737%	04/20/28	Aaa	221	231,152
Series 2006-2A, Class A, 144A
5.362%	10/20/28	Aaa	61	62,852
MBNA Credit Card Master Note Trust,
Series 2006-C3, Class C3
0.547%(c)	10/15/13	A3	210	208,906
Navistar Financial Corp. Owner Trust,
Series 2010-A, Class B, 144A(g)
4.17%	10/20/14	Aa2	330	335,562
SLM Student Loan Trust,
Series 2008-4, Class A2
1.548%(c)	07/25/16	Aaa	450	457,501
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52%	11/12/12	Aa3	556	561,426
World Financial Network Credit Card Master Trust,
Series 2010-A, Class A
3.96%	04/15/19	NR	195	202,352

TOTAL ASSET-BACKED SECURITIES (cost $8,268,778)				8,444,745

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.6%

American Tower Trust,
Series 2007-1A, Class D, 144A(g)
5.957%	04/15/37	Baa2	260	276,958
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648%	09/11/36	AAA(d)	500	528,905
Series 2005-3, Class A2
4.501%	07/10/43	Aaa	475	482,854
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83%	08/15/38	AAA(d)	935	986,028
Series 2005-PWR9, Class A4A
4.871%	09/11/42	Aaa	760	811,076
Series 2005-PWR9, Class AAB
4.804%	09/11/42	Aaa	600	630,168
Series 2006-PW13, Class A4
5.54%	09/11/41	NR	408	446,070
Citigroup / Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class AAB
5.608%	10/15/48	Aaa	475	518,811
Commercial Mortgage Pass-Through Certificates,
Series 2007-C9, Class A4
6.01%(c)	12/10/49	Aaa	700	761,937
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	675	710,369
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531%	05/15/33	Aaa	456	462,703
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIBC, Class A3
6.26%	03/15/33	AAA(d)	185	186,215

Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	Aaa		893	943,569
Series 2006-CB14, Class A4
5.481%(c)	12/12/44	Aaa		825	887,233
Series 2010-CNTR, Class A2, 144A(g)
4.311%	08/05/32	Aaa		390	394,485
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class A3
5.347%	11/15/38	AAA(d)		298	318,860
Morgan Stanley Capital I,
Series 2008-T29, Class A4
6.458%(c)	01/11/43	AA(d)		608	693,827
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A3
5.558%(c)	03/15/45	Aaa		436	483,438

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $9,615,891)					10,523,506

CORPORATE OBLIGATIONS — 15.7%

Advertising — 0.1%
Interpublic Group of Cos., Inc.,
Sr. Unsec’d. Notes
10.00%	07/15/17	Ba2		125	145,938
Lamar Media Corp.,
Gtd. Notes
6.625%	08/15/15	B1		302	309,172
Omnicom Group, Inc.,
Sr. Unsec’d. Notes
4.45%	08/15/20	Baa1		110	113,090

					568,200

Aerospace
United Technologies Corp.,
Sr. Unsec’d. Notes
5.375%	12/15/17	A2		70	82,227

Airlines — 0.2%
Continental Airlines, Inc.,
Pass-Through Certificates
7.25%	05/10/21	Baa2		60	66,300
9.00%	07/08/16	Baa2		149	169,929
Sr. Sec’d. Notes, 144A(g)
6.75%	09/15/15	Ba2		225	228,094
Delta Air Lines, Inc.,
Pass-Through Certificates
7.75%	06/17/21	Baa2		74	81,885
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	03/01/17	Baa3		295	309,817

					856,025

Apparel — 0.1%
Levi Strauss & Co.,
Sr. Unsec’d. Notes
7.625%	05/15/20	B2		250	259,375

Automobile Manufacturers
Fiat Finance North America, Inc.,
Gtd. Notes, MTN
5.625%	06/12/17	Baa3	EUR	100	138,370

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
5.375%	01/15/20	Baa2		250	282,198
Coca-Cola Femsa SAB de CV,
Sr. Unsec’d. Notes (Mexico)
4.625%	02/15/20	A3		140	150,425
Cott Beverages USA, Inc.,
Gtd. Notes, 144A(g)
8.125%	09/01/18	B3		225	238,219

					670,842

Biotechnology — 0.1%
Life Technologies Corp.,
Sr. Unsec’d. Notes
4.40%	03/01/15	Ba1		120	128,006
Talecris Biotherapeutics Holdings Corp.,
Gtd. Notes
7.75%	11/15/16	B1		200	221,000

					349,006

Broadcasting — 0.1%
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A(g)
6.25%	06/01/18	Baa2		240	276,697
Discovery Communications LLC,
Gtd. Notes
3.70%	06/01/15	Baa2		155	164,244
5.625%	08/15/19(a)	Baa2		145	163,349

					604,290

Business Services — 0.1%
Manpower, Inc.,
Sr. Unsec’d. Notes, MTN
4.75%	06/14/13	Baa2	EUR	150	207,095

Chemicals — 0.2%
CF Industries, Inc.,
Gtd. Notes
6.875%	05/01/18	B1		375	403,594
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.55%	05/15/19	Baa3		210	265,165

					668,759

Computer Services & Software — 0.1%
Brocade Communications Systems, Inc.,
Sr. Sec’d. Notes(g)
6.875%	01/15/20	Ba2		100	105,000
Education Management LLC / Education Management Finance Corp.,
Gtd. Notes(a)
8.75%	06/01/14	B2		350	348,250
Fidelity National Information Services, Inc.,
Gtd. Notes, 144A(g)
7.625%	07/15/17	Ba2		25	26,687
7.875%	07/15/20	Ba2		50	53,875

					533,812

Consumer Products & Services
Scotts Miracle-Gro Co. (The),
Gtd. Notes
7.25%	01/15/18	B1		125	131,719

Containers & Packaging — 0.1%
Ball Corp.,
Gtd. Notes

7.125%	09/01/16	Ba1		125	135,000
7.375%	09/01/19	Ba1		75	81,563
Solo Cup Co. / Solo Cup Operating Corp.,
Sr. Sec’d. Notes
10.50%	11/01/13	B2		125	129,375

					345,938

Distribution/Wholesale
3M Co.,
Sr. Unsec’d. Notes, MTN
5.70%	03/15/37	Aa2		130	153,200

Diversified Operations — 0.1%
Cooper US, Inc.,
Gtd. Notes
6.10%	07/01/17	A3		210	247,646

Electric — 0.2%
Alabama Power Co.,
Sr. Unsec’d. Notes
3.375%	10/01/20	A2		495	496,585
FirstEnergy Solutions Corp.,
Gtd. Notes
4.80%	02/15/15	Baa2		155	166,603

					663,188

Electronic Components & Equipment — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
5.00%	07/15/20	Baa3		75	79,581
Emerson Electric Co.,
Sr. Unsec’d. Notes
5.25%	11/15/39	A2		235	255,770

					335,351

Entertainment & Leisure — 0.3%
Harrah’s Operating Co., Inc.,
Sr. Sec’d. Notes(a)
11.25%	06/01/17	Caa1		350	383,250
Mattel Inc
Sr. Unsec’d. Notes
4.35%	10/01/20	Baa2		50	50,524
MGM Resorts International,
Sr. Sec’d. Notes, 144A(g)
9.00%	03/15/20	B1		200	210,500
Regal Cinemas Corp.,
Gtd. Notes
8.625%	07/15/19	B-(d)		150	157,313
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
First Mortgage
7.875%	11/01/17	BB+(d)		250	268,125

					1,069,712

Environmental Services — 0.1%
Waste Management, Inc.,
Gtd. Notes
6.10%	03/15/18	Baa3		405	470,481

Farming & Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
4.125%	09/11/15	Baa1		260	278,837
9.25%	08/06/19	Baa1		260	348,520
Bunge NA Finance LP,
Gtd. Notes
5.90%	04/01/17	Baa2		250	270,810

					898,167

Financial — Bank & Trust — 1.6%
Bank of America Corp.,
Sr. Unsec’d. Notes
5.625%	07/01/20	A2		100	105,670
7.375%	05/15/14	A2		315	362,046
Sr. Unsec’d. Notes, MTN
5.65%	05/01/18	A2		570	603,918
Sub. Notes, MTN
4.00%(c)	03/28/18	Aa3	EUR	500	660,217
Unsec’d. Notes
6.50%	08/01/16	A2		655	736,482
BB&T Capital Trust II,
Ltd. Gtd. Notes
6.75%	06/07/36	A1		150	153,911
BPCE SA,
Sr. Unsec’d. Notes, 144A (France)(g)
2.375%	10/04/13	NR		165	164,827
Capital One Capital IV,
Ltd. Gtd. Notes
6.745%(c)	02/05/82	Baa1		350	348,250
FIA Card Services NA,
Sub. Notes
7.125%	11/15/12	A1		80	87,221
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.25%	05/01/13	Baa1		270	295,628
Sub. Notes
8.25%	03/01/38	Baa2		190	225,898
HSBC Bank USA NA,
Sub. Notes
4.875%	08/24/20	A1		250	260,750
International Lease Finance Corp.,
Sr. Unsec’d. Notes, 144A(a)(g)
8.625%	09/15/15	B1		375	401,250
Sr. Unsec’d. Notes, MTN
6.625%	11/15/13	B1		200	200,500
KeyCorp.,
Sr. Notes, MTN
3.75%	08/13/15	Baa1		310	316,294
Northern Trust Co. (The),
Sub. Notes
4.60%	02/01/13	A1		155	167,672
PNC Funding Corp.,
Bank Gtd. Notes
4.375%	08/11/20	A3		140	143,217
5.625%	02/01/17	Baa1		195	212,915
Regions Financial Corp.,
Sr. Unsec’d. Notes
5.75%	06/15/15	Baa3		65	66,122
Royal Bank of Scotland PLC (The),
Gtd. Notes (United Kingdom)
3.40%	08/23/13	Aa3		235	240,923
Wachovia Corp.,
Sr. Unsec’d. Notes
5.75%	02/01/18	A1		410	467,228
Wells Fargo & Co.,
Sr. Notes
3.625%	04/15/15	A1		145	153,752
Wells Fargo Bank NA,
Sub. Notes
4.75%	02/09/15	Aa3		300	321,290

					6,695,981

Financial — Brokerage — 0.1%
Jefferies Group, Inc.,

Sr. Unsec’d. Notes
5.875%	06/08/14	Baa2		126	137,436
6.25%	01/15/36	Baa2		250	229,542

					366,978

Financial Services — 3.9%
Ally Financial, Inc.,
Gtd. Notes, 144A(g)
7.50%	09/15/20(a)	B3		350	372,750
8.00%	03/15/20	B3		275	300,438
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.25%	07/16/13	A1	EUR	100	151,044
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.30%	06/28/19	A3		45	55,775
CEDC Finance Corp. International, Inc.,
Sr. Sec’d. Notes, 144A(g)
9.125%	12/01/16	B1		175	188,125
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.00%	08/02/19	A3	EUR	150	209,756
5.375%	08/09/20(a)	A3		225	232,792
5.50%	08/27/12	A3		230	245,033
5.50%	04/11/13	A3		340	364,767
5.50%	10/15/14	A3		180	195,312
6.50%	08/19/13	A3		425	469,570
Sr. Unsec’d. Notes, MTN
3.50%	08/05/15	Aa3	EUR	270	370,363
6.40%	03/27/13	Aa3	EUR	80	117,892
Sub. Notes
4.75%(c)	02/10/19	A1	EUR	70	93,451
Unsec’d. Notes(a)
8.50%	05/22/19	A3		265	327,630
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A(g)
6.113%	01/15/40	A2		283	312,639
ERAC USA Finance LLC,
Gtd. Notes, 144A(g)
5.25%	10/01/20	Baa2		125	133,512
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
6.625%	08/15/17	Ba3		100	106,544
12.00%	05/15/15	Ba3		50	62,973
General Electric Capital Corp.,
Sr. Unsec’d. Notes(a)
3.75%	11/14/14	Aa2		1,000	1,058,952
Unsec’d. Notes
1.875%	09/16/13	Aa2		490	491,474
Goldman Sachs Capital I,
Gtd. Notes
6.345%	02/15/34	A1		205	197,616
Goldman Sachs Group, Inc. (The),
Gtd. Notes, MTN
4.50%	01/30/17	Aa3	EUR	400	553,298
Sr. Notes
3.70%	08/01/15	A1		280	286,471
6.00%	06/15/20	A1		105	115,488
Sr. Unsec’d. Notes
3.75%	02/04/13	Aa3	EUR	100	138,592
6.15%	04/01/18	A1		800	887,369
7.50%	02/15/19	A1		490	582,980
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
Gtd. Notes
7.75%	01/15/16	Ba3		300	301,500
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
6.00%	01/15/18	Aa3		370	422,532
6.30%	04/23/19	Aa3		795	921,295
Sr. Unsec’d. Notes, MTN
4.375%	01/30/14	Aa2	EUR	50	71,778
Sub. Notes, MTN
4.375%(c)	11/12/19	Aa3	EUR	300	416,176
JPMorgan Chase Capital XXII,
Ltd. Gtd. Notes
6.45%	01/15/87	Aa3		195	195,270
JPMorgan Chase Capital XXVII,
Ltd. Gtd. Notes
7.00%	11/01/39	A2		220	225,868
Lyondell Chemical Co.,
Sr. Sec’d. Notes, 144A(g)
8.00%	11/01/17	Ba3		225	245,813
Mellon Funding Corp.,
Gtd. Notes
6.375%	11/08/11	Aa2	GBP	250	409,842
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes
5.45%	02/05/13	A2		260	279,224
Sr. Unsec’d. Notes, MTN
4.45%	01/31/14	A2	EUR	200	280,593
Morgan Stanley,
Sr. Unsec’d. Notes
4.00%	07/24/15	A2		825	840,791
4.20%	11/20/14	A2		480	497,626
7.30%	05/13/19	A2		200	230,036
Sr. Unsec’d. Notes, MTN
5.00%	05/02/19	A2	EUR	350	482,496
5.125%	11/30/15	A1	GBP	150	243,256
5.50%	10/02/17	A2	EUR	100	143,432
New York Life Global Funding,
Sr. Unsec’d. Notes, MTN
4.375%	01/19/17	Aaa	EUR	150	214,313
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.,
Sr. Unsec’d. Notes, 144A(g)
9.25%	04/01/15	B3		350	364,000
SLM Corp.,
Sr. Unsec’d. Notes, MTN
5.125%	08/27/12	Ba1		65	65,710
8.45%	06/15/18	Ba1		130	131,308
Teco Finance, Inc.,
Gtd. Notes
5.15%	03/15/20	Baa3		130	142,227

					15,747,692

Food — 0.2%
Ahold Finance USA LLC,
Gtd. Notes
5.875%	03/14/12	Baa3	EUR	100	143,022
6.50%	03/14/17	Baa3	GBP	100	179,833
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
6.50%	02/09/40	Baa2		305	357,114
Kroger Co. (The),
Gtd. Notes
5.40%	07/15/40	Baa2		115	119,523

					799,492

Healthcare Services — 0.2%
Capella Healthcare, Inc.,
Gtd. Notes, 144A(a)(g)
9.25%	07/01/17	B3		175	187,250

Tenet Healthcare Corp.,
Sr. Unsec’d. Notes, 144A(a)(g)
8.00%	08/01/20	Caa1		300	299,250
US Oncology, Inc.,
Sr. Sec’d. Notes
9.125%	08/15/17	Ba3		150	159,000
WellPoint, Inc.,
Sr. Unsec’d. Notes
4.35%	08/15/20	Baa1		30	31,095
5.00%	01/15/11	Baa1		200	202,331

					878,926

Holding Company — Diversified — 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC,
Sr. Sec’d. Notes, 144A(a)(g)
7.75%	10/15/16	B1		350	356,125

Home Builders — 0.1%
MDC Holdings, Inc.,
Gtd. Notes
5.50%	05/15/13	Baa3		350	362,026

Insurance — 0.8%
Ace INA Holdings, Inc.,
Gtd. Notes
5.70%	02/15/17	A3		110	123,271
Aflac, Inc.,
Sr. Unsec’d. Notes
6.90%	12/17/39	A2		170	187,264
8.50%	05/15/19	A2		255	324,471
Allstate Corp. (The),
Sr. Unsec’d. Notes
7.45%	05/16/19	A3		135	168,663
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/20	Baa3		155	158,049
Genworth Financial, Inc.,
Sr. Unsec’d. Notes
7.70%	06/15/20	Baa3		40	42,352
8.625%	12/15/16	Baa3		110	124,031
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.30%	06/15/15	Baa2		30	31,806
MetLife, Inc.,
Sr. Unsec’d. Notes
4.75%	02/08/21	A3		250	265,226
6.75%	06/01/16	A3		135	161,157
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, MTN
4.625%	05/16/17	Aa2	EUR	150	217,525
NLV Financial Corp.,
Sr. Notes, 144A(g)
7.50%	08/15/33	Baa2		145	134,040
Pacific LifeCorp,
Sr. Notes, 144A(g)
6.00%	02/10/20	Baa1		210	226,430
PartnerRe Finance B LLC,
Gtd. Notes
5.50%	06/01/20	A2		120	124,757
Principal Financial Group, Inc.,
Gtd. Notes
6.05%	10/15/36	A3		175	180,836
Provident Cos., Inc.,
Sr. Unsec’d. Notes
7.00%	07/15/18	Baa3		115	125,883
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.625%	03/15/17	Baa1		45	48,532
6.45%	11/15/19	Baa1		95	105,297
Sun Life Financial Global Funding LP,
Gtd. Notes, 144A(g)
0.784%(c)	10/06/13	A1		285	277,064
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	Baa3		60	61,644

					3,088,298

Machinery & Equipment — 0.1%
Case New Holland, Inc.,
Gtd. Notes
7.75%	09/01/13	Ba3		250	271,562
Roper Industries, Inc.,
Sr. Unsec’d. Notes
6.25%	09/01/19	Baa3		150	173,609
Stanley Black & Decker, Inc.,
Gtd. Notes
5.20%	09/01/40	Baa1		100	100,147

					545,318

Manufacturing — 0.2%
GE Capital Trust IV,
Sub. Notes
4.625%(c)	09/15/66	Aa3	EUR	250	281,171
Koppers, Inc.,
Gtd. Notes
7.875%	12/01/19	B1		140	145,950
SPX Corp.,
Gtd. Notes, 144A(g)
6.875%	09/01/17	Ba1		200	212,000

					639,121

Media — 0.7%
CCO Holdings LLC / CCO Holdings Capital Corp.,(g)
Gtd. Notes, 144A
7.875%	04/30/18	B2		125	129,688
8.125%	04/30/20	B2		50	53,000
Comcast Corp.,
Gtd. Notes
5.70%	05/15/18	Baa1		365	417,787
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
Gtd. Notes
5.875%	10/01/19	Baa2		270	306,446
DIRECTV Holdings LLC,
Gtd. Notes
3.55%	03/15/15	Baa2		160	166,087
NBC Universal, Inc.,(g)
Sr. Unsec’d. Notes, 144A
5.15%	04/30/20	Baa2		405	437,370
5.95%	04/01/41	Baa2		135	138,862
News America, Inc.,
Gtd. Notes
6.15%	03/01/37	Baa1		315	339,177
Sinclair Television Group, Inc.,
Sec. Notes, 144A(g)
9.25%	11/01/17	Ba3		300	321,750
TCM Sub LLC,
Gtd. Notes, 144A(g)
3.55%	01/15/15	Baa1		170	177,356
Time Warner Cable, Inc.,
Gtd. Notes
5.40%	07/02/12	Baa2		365	391,048

					2,878,571

Metals & Mining — 0.3%
Anglo American Capital PLC,
Gtd. Notes, 144A (United Kingdom)(g)
4.45%	09/27/20	Baa1		100	102,454
Arch Coal, Inc.,
Gtd. Notes
8.75%	08/01/16	B1		125	137,813
China Oriental Group Co. Ltd.,
Sr. Sec’d. Notes, 144A (Bermuda)(g)
8.00%	08/18/15	Ba1		200	209,500
CONSOL Energy, Inc.,
Gtd. Notes, 144A(g)
8.00%	04/01/17	B1		225	243,562
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
8.375%	04/01/17	Ba2		248	276,830
Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp.,
Gtd. Notes
8.25%	04/15/18	B2		175	181,344
Southern Copper Corp.,
Sr. Unsec’d. Notes
5.375%	04/16/20	Baa2		25	26,467

					1,177,970

Office Equipment — 0.1%
Xerox Corp.,
Sr. Unsec’d. Notes
5.50%	05/15/12	Baa2		85	90,441
6.35%	05/15/18	Baa2		275	319,047

					409,488

Oil & Gas — 1.5%
Apache Corp.,
Sr. Unsec’d. Notes
5.10%	09/01/40	A3		260	261,573
Boardwalk Pipelines LP,
Gtd. Notes
5.75%	09/15/19	Baa2		190	210,719
Sr. Unsec’d. Notes
5.50%	02/01/17	Baa2		60	65,580
BP Capital Markets PLC,
Gtd. Notes (United Kingdom)
3.125%	10/01/15	NR		165	165,867
Chesapeake Energy Corp.,
Gtd. Notes
6.625%	08/15/20	Ba3		350	365,750
Denbury Resources, Inc.,
Gtd. Notes
8.25%	02/15/20	B1		374	408,127
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
5.15%	09/01/14	Baa1		115	127,968
5.70%	10/15/39	Baa1		205	213,960
5.875%	05/01/19	Baa1		55	62,849
Enterprise Products Operating LLC,
Gtd. Notes
5.25%	01/31/20	Baa3		35	37,892
6.30%	09/15/17	Baa3		115	132,641
EOG Resources, Inc.,
Sr. Unsec’d. Notes
5.875%	09/15/17	A3		150	176,675
Hess Corp.,
Sr. Unsec’d. Notes
6.00%	01/15/40	Baa2		255	280,158
Marathon Oil Corp.,
Sr. Unsec’d. Notes
6.00%	10/01/17	Baa1		235	273,481
6.60%	10/01/37	Baa1		30	35,565
Motiva Enterprises LLC,
Sr. Unsec’d. Notes, 144A(g)
6.85%	01/15/40	A2		70	83,898
Nabors Industries, Inc.,
Gtd. Notes
6.15%	02/15/18	Baa2		130	144,687
9.25%	01/15/19	Baa2		40	51,184
Nustar Logistics LP,
Gtd. Notes
4.80%	09/01/20	Baa3		145	146,468
Pemex Project Funding Master Trust,
Gtd. Notes
5.75%	03/01/18	Baa1		470	515,089
6.25%	08/05/13	Baa1	EUR	100	147,572
6.375%	08/05/16	Baa1	EUR	200	300,597
Gtd. Notes, MTN
7.50%	12/18/13	Baa1	GBP	160	279,871
Penn Virginia Corp.,
Sr. Notes
10.375%	06/15/16	B2		100	109,500
Pride International, Inc.,
Sr. Unsec’d. Notes
8.50%	06/15/19	Ba1		350	406,000
QEP Resources, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/21	Ba1		125	135,312
Sempra Energy,
Sr. Unsec’d. Notes
6.00%	10/15/39	Baa1		145	163,745
Southern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A(g)
5.90%	04/01/17	Baa3		60	65,859
Tesoro Corp.,
Gtd. Notes
9.75%	06/01/19	Ba1		125	137,500
Valero Energy Corp.,
Gtd. Notes
6.125%	06/15/17	Baa2		205	226,687
Weatherford Bermuda Holdings Ltd.,
Gtd. Notes (Bermuda)
6.75%	09/15/40	Baa2		200	208,455

					5,941,229

Paper & Forest Products — 0.1%
Georgia-Pacific LLC,
Gtd. Notes, 144A(g)
7.125%	01/15/17	Ba2		280	296,450

Pharmaceuticals — 0.2%
AmerisourceBergen Corp.,
Gtd. Notes
4.875%	11/15/19	Baa3		165	178,282
Express Scripts, Inc.,
Gtd. Notes
6.25%	06/15/14	Baa3		150	172,215
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes
2.75%	09/15/15	Baa3		75	76,181
Valeant Pharmaceuticals International,
Gtd. Notes
8.375%	06/15/16	Ba3		460	533,600

					960,278

Pipelines — 0.3%
Buckeye Partners LP,

Sr. Unsec’d. Notes
5.50%	08/15/19	Baa2		160	175,001
6.05%	01/15/18	Baa2		115	129,671
El Paso Natural Gas Co.,
Sr. Unsec’d. Notes
5.95%	04/15/17	Baa3		60	66,058
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
5.20%	03/15/20	Baa2		40	43,524
5.50%	09/15/40	Baa2		95	95,024
Plains All American Pipeline LP / PAA Finance Corp.,
Gtd. Notes
5.75%	01/15/20	Baa3		200	220,852
6.50%	05/01/18	Baa3		85	98,110
Southeast Supply Header LLC,
Sr. Notes, 144A(g)
4.85%	08/15/14	Baa3		130	137,963
Williams Partners LP,
Sr. Unsec’d. Notes
6.30%	04/15/40	Baa3		170	187,402

					1,153,605

Real Estate — 0.2%
AMB Property LP,
Gtd. Notes
4.50%	08/15/17	Baa1		155	156,658
6.625%	12/01/19	Baa1		125	138,859
Duke Realty LP,
Sr. Unsec’d. Notes
6.25%	05/15/13	Baa2		170	183,942
ERP Operating LP,
Sr. Unsec’d. Notes
5.25%	09/15/14	Baa1		150	165,878
Regency Centers LP,
Gtd. Notes
5.875%	06/15/17	Baa2		85	92,297
WEA Finance LLC,
Gtd. Notes, 144A(g)
7.50%	06/02/14	A2		105	122,212

					859,846

Real Estate Investment Trusts — 0.3%
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, MTN
6.125%	11/01/12	Baa1		98	106,948
BRE Properties, Inc.,
Sr. Unsec’d. Notes
5.20%	03/15/21	BBB(d)		70	71,281
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
5.90%	04/01/20	Baa1		20	22,241
6.00%	07/15/12	Baa1		110	117,832
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
4.70%	09/15/17	Baa2		160	161,684
Hospitality Properties Trust,
Sr. Unsec’d. Notes
5.625%	03/15/17	Baa2		150	154,029
Kilroy Realty LP,
Gtd. Notes, 144A(g)
6.625%	06/01/20	Baa3		160	162,313
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
7.75%	08/15/19	Baa2		50	59,505
Reckson Operating Partnership LP,
Sr. Unsec’d. Notes
6.00%	03/31/16	Ba2		190	187,328
Simon Property Group LP,
Sr. Unsec’d. Notes
4.20%	02/01/15	A3		30	32,191
5.75%	12/01/15	A3		285	324,540

					1,399,892

Retail & Merchandising — 0.3%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.40%	03/01/16	Baa1		210	239,103
JC Penney Co., Inc.,
Sr. Unsec’d. Notes
5.65%	06/01/20	Ba1		90	91,688
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
9.00%	08/01/12	Ba1		180	198,450
Limited Brands, Inc.,
Gtd. Notes
8.50%	06/15/19	Ba1		150	174,375
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.35%	03/15/12	Ba1		140	145,950
5.90%	12/01/16	Ba1		25	26,625
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.75%	05/01/20	Baa2		80	85,584
QVC, Inc.,
Sr. Sec’d. Notes, 144A(g)
7.50%	10/01/19	Ba2		360	376,200

					1,337,975

Semiconductors — 0.1%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes, 144A(a)(g)
7.75%	08/01/20	Ba3		200	206,500

Telecommunications — 0.9%
American Tower Corp.,
Sr. Unsec’d. Notes(a)
7.25%	05/15/19	Baa3		231	271,714
AT&T, Inc.,
Sr. Unsec’d. Notes
5.875%	04/28/17	A2	GBP	100	176,961
6.55%	02/15/39(a)	A2		655	761,748
Cellco Partnership / Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes
8.50%	11/15/18	A2		185	251,902
Clearwire Communications LLC / Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A(a)(g)
12.00%	12/01/15	Caa1		400	431,000
MTS International Funding Ltd.,
Sec. Notes, 144A (Ireland)(g)
8.625%	06/22/20	NR		150	172,125
NII Capital Corp.,
Gtd. Notes
8.875%	12/15/19	B1		25	27,781
10.00%	08/15/16	B1		339	385,612
PAETEC Holding Corp.,
Sr. Sec’d. Notes
8.875%	06/30/17	B1		200	209,000
SBA Telecommunications, Inc.,
Gtd. Notes
8.00%	08/15/16	Ba3		435	467,625
8.25%	08/15/19	Ba3		50	55,000

Sprint Nextel Corp.,
Sr. Unsec’d. Notes(a)
8.375%	08/15/17	Ba3		200	217,000
Verizon Virginia, Inc.,
Sr. Unsec’d. Notes
4.625%	03/15/13	Baa1		185	198,302
Viasat, Inc.,
Gtd. Notes
8.875%	09/15/16	B1		125	134,531

					3,760,301

Tobacco — 0.1%
Reynolds American, Inc.,
Gtd. Notes
7.25%	06/01/13	Baa3		245	275,219

Transportation
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.05%	03/01/41	A3		150	149,534

Utilities — 1.0%
AGL Capital Corp.,
Gtd. Notes
5.25%	08/15/19	Baa1		125	133,134
Allegheny Energy Supply Co. LLC,
Sr. Unsec’d. Notes, 144A(g)
6.75%	10/15/39	Baa3		160	161,259
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.375%	04/01/36	Baa2		170	190,562
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.90%	10/01/16	Baa2		290	340,876
Black Hills Corp.,
Sr. Unsec’d. Notes
6.50%	05/15/13	Baa3		190	206,884
Consumers Energy Co.,
First Mortgage
6.00%	02/15/14	A3		170	192,544
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.25%	09/01/15	Baa2		105	105,940
Duke Energy Carolinas LLC,
First Mortgage
5.30%	02/15/40	A1		165	179,612
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.00%	05/15/35	Baa2		290	290,423
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.25%	10/01/39	A3		150	160,787
Georgia Power Co.,
Sr. Unsec’d. Notes
4.75%	09/01/40	A3		195	192,294
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A(g)
5.90%	11/15/39	A3		250	283,962
Midamerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	Baa1		270	308,892
Nevada Power Co.,
General Ref. Mortgage
6.65%	04/01/36	Baa3		125	149,675
NRG Energy, Inc.,
Gtd. Notes
7.375%	02/01/16	B1		250	257,187
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.15%	12/01/19	Baa1		100	109,405
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
5.375%	11/01/39	A2		265	291,486
San Diego Gas & Electric Co.,
First Mortgage
5.35%	05/15/40	Aa3		75	84,201
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.15%	05/15/37	Baa1		230	263,542
West Penn Power Co.,
First Mortgage, 144A(g)
5.95%	12/15/17	A3		130	143,422
Westar Energy, Inc.,
First Mortgage
5.10%	07/15/20	Baa1		145	160,679

					4,206,766

TOTAL CORPORATE OBLIGATIONS (cost $60,095,368)					63,746,984

FOREIGN BONDS — 53.1%

Australia — 0.5%
Commonwealth Bank of Australia,
Sr. Unsec’d. Notes, 144A(g)
3.75%	10/15/14	Aa1		145	154,964
Sr. Unsec’d. Notes, MTN
3.875%	12/14/15	Aa1	GBP	100	162,627
Sub. Notes, MTN
5.50%	08/06/19	Aa2	EUR	150	228,903
National Australia Bank Ltd.,
Sr. Unsec’d. Notes, MTN
5.375%	12/08/14	Aa1	GBP	100	174,838
Sub. Notes, MTN
4.50%(c)	06/23/16	Aa2	EUR	150	206,980
Rio Tinto Finance USA Ltd.,
Gtd. Notes
5.875%	07/15/13	Baa1		205	228,487
8.95%	05/01/14	Baa1		75	92,599
Wesfarmers Ltd.,
Sr. Unsec’d. Notes
3.875%	07/10/15	Baa1	EUR	100	142,683
Westfield Europe Finance PLC / WEA Finance LLC,
Gtd. Notes
3.625%	06/27/12	A2	EUR	100	138,448
Westpac Banking Corp.,
Sr. Unsec’d. Notes, MTN
4.25%	09/22/16	Aa1	EUR	150	218,066
5.00%	10/21/19	Aa1	GBP	50	82,558
Woodside Finance Ltd.,
Gtd. Notes, 144A(g)
4.50%	11/10/14	Baa1		70	75,116

					1,906,269

Austria — 0.1%
Republic of Austria,
Sr. Unsec’d. Notes
6.25%	07/15/27	Aaa	EUR	236	449,093
Telekom Finanzmanagement GmbH,
Gtd. Notes
6.375%	01/29/16	A3	EUR	120	186,387

					635,480

Belgium — 0.5%
Anheuser-Busch InBev NV,
Gtd. Notes, MTN
8.625%	01/30/17	Baa2	EUR	125	225,252
Belgium Government,
Bonds
5.00%	03/28/35	Aa1	EUR	863	1,438,761
Delhaize Group SA,
Gtd. Notes
5.625%	06/27/14	Baa3	EUR	200	296,733

					1,960,746

Bermuda — 0.1%
Bacardi Ltd.,
Gtd. Notes, MTN
7.75%	04/09/14	Baa1	EUR	150	236,936
Digicel Group Ltd.,
Sr. Unsec’d. Notes
8.875%	01/15/15	Caa2		340	346,800

					583,736

Brazil — 1.2%
BR Malls International Finance Ltd.,
Gtd. Notes
9.75%	11/29/49	BB-(d)		100	104,500
Brazil Notas do Tesouro Nacional, Series F,
Notes
10.00%	01/01/17	Baa3	BRL	581	326,115
10.00%	01/01/21	NR	BRL	4,162	2,265,715
Nota do Tesouro Nacional, Series F,
Notes
10.00%	01/01/14	NR	BRL	3,760	2,165,487
Telemar Norte Leste SA,
Sr. Unsec’d. Notes
9.50%	04/23/19	Baa2		100	129,020

					4,990,837

Canada — 4.8%
Canada Housing Trust,
Gov’t. Gtd. Notes
4.80%	06/15/12	Aaa	CAD	705	722,747
Canadian Government,
Bonds
3.50%	06/01/13	Aaa	CAD	1,045	1,068,431
4.00%	06/01/16	Aaa	CAD	654	699,073
4.50%	06/01/15	Aaa	CAD	624	676,587
5.00%	06/01/37	Aaa	CAD	252	315,415
5.25%	06/01/12	Aaa	CAD	964	997,148
5.75%	06/01/33	Aaa	CAD	337	451,034
Notes
3.75%	06/01/19	Aaa	CAD	8,716	9,179,712
4.25%	06/01/18	Aaa	CAD	72	78,516
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
6.25%	03/15/38	Baa2		225	258,417
EnCana Corp.,
Sr. Unsec’d. Notes
6.50%	05/15/19	Baa2		60	73,009
6.50%	08/15/34	Baa2		230	263,267
Kinder Morgan Finance Co. ULC,
Gtd. Notes(a)
5.70%	01/05/16	Ba1		300	309,105
Province of Ontario,
Bonds
4.20%	06/02/20	Aa1	CAD	820	838,163
Province of Quebec,
Bonds
5.00%	12/01/38	Aa2	CAD	655	707,692
Royal Bank of Canada,
Covered Bonds
4.625%	01/22/18	Aaa	EUR	1,540	2,344,871
Teck Resources Ltd.,
Gtd. Notes
3.85%	08/15/17	Baa3		35	36,068
4.50%	01/15/21	Baa3		155	160,583
Sr. Sec’d. Notes
10.25%	05/15/16	Baa3		49	59,535
10.75%	05/15/19	Baa3		17	21,408
Thomson Reuters Corp.,
Gtd. Notes
6.50%	07/15/18	Baa1		270	326,708
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A(g)
5.50%	11/16/11	Baa2		95	98,828

					19,686,317

Cayman Islands — 0.7%
Agile Property Holdings Ltd.,
Sr. Unsec’d. Notes
10.00%	11/14/16	NR		350	383,530
Allstate Life Funding LLC,
Sr. Sec’d. Notes, MTN
6.375%	01/17/11	Aa3	GBP	120	190,769
BES Finance Ltd.,
Bank Gtd. Notes, MTN
6.25%	05/17/11	A1	EUR	140	192,678
DP World Sukuk Ltd.,
Bonds
6.25%	07/02/17	BB(d)		400	391,400
Embraer Overseas Ltd.,
Gtd. Notes
6.375%	01/15/20	Baa3		125	136,875
Fibria Overseas Finance Ltd.,
Gtd. Notes, 144A(g)
7.50%	05/04/20	Ba1		430	456,338
Odebrecht Finance Ltd.,
Gtd. Notes, 144A(g)
7.00%	04/21/20	Baa3		100	107,000
Pacific Life Funding LLC,
Sec’d. Notes, MTN
5.125%	01/20/15	Aa3	GBP	250	417,385
Petrobras International Finance Co.,
Gtd. Notes
5.75%	01/20/20	Baa1		75	83,453
5.875%	03/01/18	Baa1		240	266,687
7.875%	03/15/19	Baa1		65	81,062
Principal Financial Global Funding II LLC,
Sr. Sec’d. Notes, MTN
4.50%	01/26/17	Aa3	EUR	100	134,653
Voto-Votorantim Ltd.,
Gtd. Notes(g)
5.25%	04/28/17	Baa3	EUR	100	138,506

					2,980,336

Chile
Celulosa Arauco y Constitucion SA,
Sr. Unsec’d. Notes, 144A(g)
5.00%	01/21/21	Baa2		50	50,518

Czech Republic — 0.1%
CEZ A/S,
Sr. Unsec’d. Notes
4.125%	10/17/13	A2	EUR	150	214,383

Denmark — 0.5%
Carlsberg Breweries A/S,
Sr. Unsec’d. Notes, MTN
6.00%	05/28/14	Baa3	EUR	200	303,010
7.25%	11/28/16	Baa3	GBP	50	93,956
Danske Bank A/S,
Jr. Sub. Notes, MTN
6.00%(c)	03/20/16	Aa2	EUR	100	141,598
Kingdom of Denmark,
Bonds
5.00%	11/15/13	Aaa	DKK	7,590	1,546,284

					2,084,848

Egypt — 0.9%
Egypt Treasury Bills
9.35%	05/31/11	NR	EGP	22,700	3,736,748

France — 2.2%
Autoroutes du Sud de la France,
Sr. Unsec’d. Notes, MTN
7.375%	03/20/19	Baa1	EUR	100	176,265
AXA SA,
Notes, MTN
5.25%(c)	04/16/40	A3	EUR	100	133,929
Casino Guichard Perrachon SA,
Sr. Unsec’d. Notes, MTN
4.875%	04/10/14	BBB-(d)	EUR	100	145,314
6.375%	04/04/13	BBB-(d)	EUR	50	74,374
Cie Generale de Geophysique-Veritas,
Gtd. Notes
9.50%	05/15/16	Ba3		200	216,000
Credit Agricole SA,
Sr. Sub. Notes, MTN
5.971%	02/01/18	Aa2	EUR	150	239,323
Sub. Notes
5.00%(c)	06/29/49	Aa2	GBP	210	289,438
Electricite de France,
Sr. Unsec’d. Notes, 144A(g)
6.95%	01/26/39	Aa3		135	176,166
France Telecom SA,
Sr. Unsec’d. Notes
2.125%	09/16/15	A3		85	85,590
French Government,
Bonds
5.75%	10/25/32	Aaa	EUR	2,629	5,009,845
GDF Suez,
Sr. Unsec’d. Notes, MTN
5.625%	01/18/16	Aa3	EUR	150	235,548
HSBC France,
Sr. Unsec’d. Notes, MTN
4.875%	01/15/14	Aa3	EUR	100	146,695
Lafarge SA,
Sr. Unsec’d. Notes, MTN
7.625%	05/27/14	Baa3	EUR	150	226,667
Legrand SA,
Bonds
4.25%	02/24/17	BBB(d)	EUR	100	141,118
Novasep Holding SAS,
Sr. Sec’d. Notes, 144A(g)
9.75%	12/15/16	B3		275	211,750
Pernod-Ricard SA,
Sr. Unsec’d. Notes, MTN
7.00%	01/15/15	Ba1	EUR	100	150,219
PPR,
Sr. Unsec’d. Notes, MTN
8.625%	04/03/14	BBB-(d)	EUR	100	162,030
RCI Banque SA,
Sr. Unsec’d. Notes, MTN
8.125%	05/15/12	Baa2	EUR	100	146,924
Societe Generale,
Sr. Unsec’d. Notes, MTN
5.25%	03/28/13	Aa2	EUR	150	219,084
Suez Environnement SA,
Sr. Unsec’d. Notes, MTN
6.25%	04/08/19	A3	EUR	100	168,413
TPSA Eurofinance France SA,
Gtd. Notes, MTN
6.00%	05/22/14	A3	EUR	100	150,990
Veolia Environnement,
Sr. Unsec’d. Notes, MTN
4.875%	05/28/13	A3	EUR	200	291,293

					8,796,975

Germany — 6.1%
BASF SE,
Sr. Unsec’d. Notes, MTN
5.875%	03/31/17	A1	GBP	50	89,476
Bayer AG,
Gtd. Notes, MTN
5.625%	05/23/18	A3	GBP	100	175,969
Bertelsmann AG,
Sr. Unsec’d. Notes
4.75%	09/26/16	Baa2	EUR	150	220,902
Bundesrepublik Deutschland,
Bonds
4.00%	01/04/37	Aaa	EUR	2,836	4,632,306
4.50%	01/04/13	Aaa	EUR	7,013	10,337,468
Deutsche Bank AG,
Sub. Notes, MTN
5.00%	06/24/20	A(d)	EUR	150	216,515
German Government,
Bonds
3.25%	07/04/15	Aaa	EUR	2,329	3,436,413
Hypothekenbank In Essen AG,
Jumbo Pfandbrief
3.875%	11/21/13	Aaa	EUR	1,103	1,599,601
Kreditanstalt Fuer Wiederaufbau,
Gov’t. Gtd. Notes
4.70%	06/02/37	Aaa	CAD	523	527,195
5.50%	12/07/15	Aaa	GBP	1,040	1,895,933
Notes, MTN
5.50%	07/25/16	Aaa	AUD	885	838,179
MAN SE,
Sr. Unsec’d. Notes, MTN
7.25%	05/20/16	A3	EUR	40	66,243
Merck Financial Services GmbH,
Gtd. Notes
3.375%	03/24/15	Baa2	EUR	100	141,721
Muenchener Rueckversicherungs AG,
Jr. Sub. Notes
5.767%(c)	06/29/49	A3	EUR	100	128,827
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH,,
Sr. Sec’d. Notes, 144A(g)
8.125%	12/01/17	B1		275	286,000

					24,592,748

Guernsey — 0.1%
Credit Suisse Group Finance Guernsey Ltd.,
Bank Gtd. Notes
6.375%	06/07/13	Aa3	EUR	185	276,803

Hungary — 0.1%
Hungary Government,
Bonds
6.75%	02/24/17	A2	HUF	43,400	215,273

India — 0.1%
ICICI Bank Ltd.,
Jr. Sub. Notes
6.375%(c)	04/30/22	BB(d)		400	402,060

Ireland — 0.7%
Allied Irish Banks PLC,
Gov’t. Liquid Gtd. Notes, MTN
12.50%	06/25/19	Ba3	EUR	120	159,514
Bord Gais Eireann,
Sr. Unsec’d. Notes, MTN
5.75%	06/16/14	A2	EUR	100	136,416
Cloverie PLC For Zurich Insurance Co.,
Sub. Notes, MTN
7.50%(c)	07/24/39	A3	EUR	100	160,537
GE Capital European Funding,
Gtd. Notes, MTN
5.25%	05/18/15	Aa2	EUR	200	300,280
6.00%	01/15/19	Aa2	EUR	100	156,437
GE Capital UK Funding,
Gtd. Notes, MTN
5.625%	12/12/14	Aaa	GBP	200	346,814
Ireland Government Bond
Bonds
5.90%	10/18/19	Aa2	EUR	991	1,294,242
Warner Chilcott Co LLC / Warner Chilcott Finance LLC,
Gtd. Notes, 144A(g)
7.75%	09/15/18	B3		225	231,187

					2,785,427

Italy — 3.5%
Atlantia SpA,
Gtd. Notes, MTN
5.625%	05/06/16	A3	EUR	100	152,545
Banca Monte dei Paschi di Siena SpA,
Sr. Unsec’d. Notes, MTN
4.75%	04/30/14	A1	EUR	200	283,575
Enel SpA,
Sr. Unsec’d. Notes
5.25%	01/14/15	A-(d)	EUR	160	238,423
Intesa Sanpaolo SpA,
Sr. Notes, 144A(g)
3.625%	08/12/15	Aa2		155	156,841
Sub. Notes, MTN
4.375%(c)	06/26/18	Aa3	EUR	300	410,231
Italy Buoni Poliennali del Tesoro,
Bonds
3.75%	08/01/16	Aa2	EUR	1,137	1,616,513
4.00%	02/01/37	Aa2	EUR	1,490	1,842,137
4.25%	08/01/14	Aa2	EUR	1,471	2,126,607
6.00%	05/01/31	Aa2	EUR	1,025	1,631,471
7.25%	11/01/26	Aa2	EUR	747	1,332,622
Sr. Unsec’d. Notes
5.25%	08/01/17	Aa2	EUR	2,152	3,290,019
Lottomatica SpA,
Gtd. Notes
5.375%	12/05/16	Baa3	EUR	150	213,575
Telecom Italia SpA,
Sr. Unsec’d. Notes, MTN
7.875%	01/22/14	Baa2	EUR	50	78,030
8.25%	03/21/16	Baa2	EUR	190	311,635
Unicredit SpA,
Jr. Sub. Notes, MTN
6.10%	02/28/12	A1	EUR	43	60,590
Sub. Notes, MTN
5.75%	09/26/17	A1	EUR	250	370,720

					14,115,534

Japan — 13.5%
Bank of Tokyo-Mitsubishi UFJ Ltd.,
Sr. Unsec’d. Notes, 144A(g)
3.85%	01/22/15	Aa2		100	107,763
Japanese Government,
Sr. Unsec’d. Notes
0.60%	09/20/14	Aa2	JPY	550,400	6,696,195
1.30%	03/20/15	Aa3	JPY	646,700	8,106,626
1.30%	06/20/20	Aa2	JPY	365,900	4,549,214
1.40%	09/20/15	Aa2	JPY	168,250	2,127,520
1.40%	03/20/18	A1	JPY	435,400	5,550,187
1.50%	06/20/19	Aa2	JPY	254,450	3,245,057
1.70%	03/20/17	Aa2	JPY	569,850	7,396,848
1.90%	03/20/25	Aa3	JPY	540,150	6,912,904
2.00%	12/20/33	Aa3	JPY	105,600	1,317,703
2.30%	06/20/28	Aa3	JPY	491,200	6,530,983
2.30%	03/20/40	Aa2	JPY	152,550	2,024,104
Sumitomo Mitsui Banking Corp.,
Sr. Unsec’d. Notes, 144A(g)
3.15%	07/22/15	Aa2		110	115,463

					54,680,567

Kazakhstan — 0.1%
HSBK Europe BV,
Gtd. Notes
7.75%	05/13/13	Baa3		300	321,000

Luxembourg — 0.8%
ArcelorMittal,
Sr. Unsec’d. Notes
3.75%	08/05/15	Baa3		310	313,311
9.375%	06/03/16	Baa3	EUR	160	269,259
Enel Finance International SA,
Gtd. Notes, 144A(a)(g)
6.00%	10/07/39	A2		275	284,329
Evraz Group SA,
Sr. Unsec’d. Notes
8.875%	04/24/13	Ba3		185	197,025
Finmeccanica Finance SA,
Gtd. Notes, MTN
8.125%	12/03/13	A3	EUR	200	314,522
Gaz Capital,
Sr. Unsec’d. Notes, MTN
4.56%	12/09/12	A3	EUR	170	240,288
5.364%	10/31/14	A3	EUR	130	185,641
Holcim US Finance Sarl & Cie SCS,
Gtd. Notes, 144A(g)
6.00%	12/30/19	Baa2		135	147,308
MHP SA,
Gtd. Notes
10.25%	04/29/15	NR		250	262,350

Michelin Luxembourg SCS,
Gtd. Notes, MTN
8.625%	04/24/14	Baa2	EUR	70	113,848
Telecom Italia Capital SA,
Gtd. Notes
5.25%	11/15/13	Baa2		150	161,160
Telecom Italia Finance SA,
Gtd. Notes, MTN
6.875%	01/24/13	Baa2	EUR	180	267,291
VTB Capital SA,
Sr. Sec’d. Notes
6.875%	05/29/18	BBB(d)		250	264,062
Wind Acquisition Finance SA,
Sec. Notes, 144A(g)
11.75%	07/15/17	B2		200	224,125

					3,244,519

Malaysia — 0.2%
Malaysian Government,
Sr. Unsec’d. Notes
3.70%	05/15/13	A3	MYR	2,000	656,825
3.718%	06/15/12	A3	MYR	1,195	391,377

					1,048,202

Mexico — 1.1%
America Movil SAB de CV,
Gtd. Notes
6.375%	03/01/35	A2		505	574,447
Controladora Mabe SA CV,
Gtd. Notes, 144A(g)
7.875%	10/28/19	BBB-(d)		210	231,000
Grupo Bimbo SAB de CV,
Gtd. Notes, 144A(a)(g)
4.875%	06/30/20	Baa2		290	302,734
Grupo Petrotemex SA de CV,
Sr. Unsec’d. Notes, 144A(g)
9.50%	08/19/14	BB(d)		200	220,500
Grupo Televisa SA,
Sr. Unsec’d. Notes
6.625%	01/15/40	Baa1		615	699,614
Mexican Bonos,
Bonds
8.50%	11/18/38	A(d)	MXN	16,943	1,575,022
10.00%	12/05/24	Baa1	MXN	7,870	830,926

					4,434,243

Netherlands — 2.8%
Akzo Nobel NV,
Gtd. Notes, MTN
8.00%	04/06/16	Baa1	GBP	50	95,781
Allianz Finance II BV,
Gtd. Notes
6.50% (c)	01/13/25	A2	EUR	72	109,376
Arcos Dorados BV,
Gtd. Notes, 144A(g)
7.50%	10/01/19	Ba2		300	325,482
Bank Nederlandse Gemeenten,
Sr. Unsec’d. Notes, MTN
4.625%	09/13/12	Aaa	EUR	1,875	2,713,643
Unsec’d. Notes
4.125%	06/28/16	Aaa	EUR	2,530	3,797,870
BMW Finance NV,
Gtd. Notes, MTN
8.875%	09/19/13	A3	EUR	180	290,392
CRH Finance BV,
Gtd. Notes, MTN
7.375%	05/28/14	Baa1	EUR	100	152,153
Daimler International Finance BV,
Gtd. Notes, MTN
7.875%	01/16/14	A3	EUR	70	111,612
Deutsche Telekom International Finance BV,
Gtd. Notes, MTN
4.50%	10/25/13	Baa1	EUR	100	145,601
Notes
8.125%	05/29/12	Baa1	EUR	50	75,078
E.On International Finance BV,
Gtd. Notes, MTN
5.50%	01/19/16	A2	EUR	190	296,885
6.00%	10/30/19	A2	GBP	100	181,846
EDP Finance BV,
Sr. Unsec’d. Notes, 144A(g)
4.90%	10/01/19	A3		210	200,913
Heineken NV,
Sr. Unsec’d. Notes, MTN
7.25%	03/10/15	NR	GBP	80	145,141
ING Bank NV,
Sub. Notes, MTN
5.50%	01/04/12	Aa3	EUR	140	196,550
Koninklijke KPN NV,
Sr. Unsec’d. Notes, MTN
4.50%	03/18/13	Baa2	EUR	100	143,871
5.75%	03/18/16	Baa2	GBP	300	521,755
7.50%	02/04/19	Baa2	EUR	50	87,514
Linde Finance BV,
Gtd. Notes
6.50%	01/29/16	Baa1	GBP	170	309,105
Netherlands Government,
Bonds
5.50%	01/15/28	Aaa	EUR	419	772,991
Rabobank Nederland NV,
Sr. Unsec’d. Notes, MTN
4.125%	01/14/20	Aaa	EUR	250	361,006
RWE Finance BV,
Gtd. Notes, MTN
6.375%	06/03/13	A1	GBP	70	123,141
6.625%	01/31/19	A1	EUR	100	170,923

					11,328,629

Peru
Banco de Credito del Peru,
Sr. Notes, 144A(g)
5.375%	09/16/20	Baa2		200	202,000

Poland — 1.3%
Polish Government,
Bonds
5.50%	04/25/15	A(d)	PLN	12,453	4,338,777
5.50%	10/25/19	A(d)	PLN	3,037	1,050,302

					5,389,079

South Africa — 0.3%
Republic of South Africa,
Bonds
13.50%	09/15/15	A2	ZAR	5,840	1,050,157

South Korea — 1.3%
Korea Hydro & Nuclear Power Co. Ltd.,
Sr. Unsec’d. Notes, 144A(g)
3.125%	09/16/15	A1		100	99,899
Korea Treasury Bond,
Sr. Unsec’d. Notes
4.50%	03/10/15	A1	KRW	1,811,300	1,643,191
5.00%	06/10/20	A1	KRW	3,867,100	3,623,153

					5,366,243

Spain — 1.1%
Gas Natural Capital Markets SA,
Gtd. Notes, MTN
5.25%	07/09/14	Baa2	EUR	150	217,340
Santander Issuances SA Unipersonal,
Bank Gtd. Notes, MTN
4.75%(c)	05/29/19	Aa2	EUR	150	206,468
Spanish Government,
Bonds
3.80%	01/31/17	Aa1	EUR	2,316	3,188,581
Sr. Unsub. Notes
4.10%	07/30/18	Aa1	EUR	14	19,333
Telefonica Emisiones SAU,
Gtd. Notes
5.877%	07/15/19	Baa1		75	85,825
6.221%	07/03/17	Baa1		265	309,406
Gtd. Notes, MTN
4.674%	02/07/14	Baa1	EUR	50	71,530
5.431%	02/03/14	Baa1	EUR	150	219,673

					4,318,156

Supranational Bank — 1.9%
European Investment Bank,
Sr. Unsec’d. Notes
8.75%	08/25/17	Aaa	GBP	500	1,076,727
Sr. Unsec’d. Notes, MTN
4.75%	10/15/17	Aaa	EUR	2,640	4,151,131
6.50%	08/07/19	Aaa	AUD	1,660	1,651,129
Inter-American Development Bank,
Sr. Unsec’d. Notes
4.40%	01/26/26	Aaa	CAD	791	792,691

					7,671,678

Sweden — 0.5%
Securitas AB,
Sr. Unsec’d. Notes, MTN
6.50%	04/02/13	BBB+(d)	EUR	100	150,003
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, MTN
6.625%	07/09/14	A1	GBP	100	177,057
Svensk Exportkredit AB,
Sr. Unsec’d. Notes
5.125%	03/01/17	Aa1		400	464,147
Svenska Handelsbanken AB,
Sr. Unsec’d. Notes
5.50%	05/26/16	Aa2	GBP	100	173,851
Swedish Government,
Bonds
3.75%	08/12/17	Aaa	SEK	3,930	635,589
Telefonaktiebolaget LM Ericsson,
Sr. Unsec’d. Notes, MTN
5.375%	06/27/17	Baa1	EUR	148	224,740
Volvo Treasury AB,
Gtd. Notes, MTN
9.875%	02/27/14	Baa2	EUR	75	124,035

					1,949,422

Switzerland — 0.4%
Credit Suisse AG,
Sub. Notes
5.40%	01/14/20	Aa2		400	426,703
Credit Suisse London,
Sr. Unsec’d. Notes, MTN
5.125%	09/18/17	Aa1	EUR	255	386,153
UBS AG,
Sr. Sub. Notes, MTN
4.50%(c)	09/16/19	Aa3	EUR	450	639,050
Sr. Unsec’d. Notes, MTN
6.25%	09/03/13	Aa3	EUR	85	128,462
Weatherford International Ltd.,
Gtd. Notes
9.625%	03/01/19	Baa2		40	52,181

					1,632,549

Trinidad
National Gas Co. of Trinidad & Tobago Ltd.,
Notes, 144A(g)
6.05%	01/15/36	Baa1		155	147,153

Turkey — 0.1%
Akbank TAS,
Sr. Unsec’d. Notes, 144A(g)
5.125%	07/22/15	Ba1		400	398,440

United Arab Emirates — 0.1%
Abu Dhabi National Energy Co.,
Sr. Unsec’d. Notes, 144A(g)
5.62%	10/25/12	A3		355	373,589

United Kingdom — 5.4%
AngloGold Ashanti Holdings PLC,
Gtd. Notes
5.375%	04/15/20	Baa3		230	243,313
Aviva PLC,
Sub. Notes, MTN
6.875%(c)	05/22/38	A3	EUR	125	175,519
Barclays Bank PLC,
Covered Bonds, MTN
4.00%	10/07/19	Aaa	EUR	1,650	2,366,295
Sr. Unsec’d. Notes
5.20%	07/10/14	Aa3		120	133,035
6.75%	05/22/19	Aa3		110	130,720
Sr. Unsec’d. Notes, MTN
5.25%	05/27/14	Aa3	EUR	250	371,241
5.75%	08/17/21	Aa3	GBP	100	169,692
BAT International Finance PLC,
Gtd. Notes, MTN
6.375%	12/12/19	Baa1	GBP	100	181,902
BG Energy Capital PLC,
Gtd. Notes, MTN
5.875%	11/13/12	A2	GBP	60	102,415
British Sky Broadcasting Group PLC,
Gtd. Notes, 144A(g)
6.10%	02/15/18	Baa1		290	335,143
BSKYB Finance UK PLC,
Gtd. Notes
5.75%	10/20/17	Baa2	GBP	200	353,018
Centrica PLC,
Sr. Unsec’d. Notes, MTN
7.125%	12/09/13	A3	EUR	100	156,209
Compass Group PLC,
Sr. Unsec’d. Notes
7.00%	12/08/14	Baa1	GBP	70	127,979
Experian Finance PLC,
Gtd. Notes
4.75%	02/04/20	Baa1	EUR	100	145,497
HBOS PLC,
Sub. Notes, 144A(g)
6.00%	11/01/33	Baa3		180	137,180
HSBC Holdings PLC,
Sub. Notes
6.50%	05/02/36	A1		135	150,301

9.875%(c)	04/08/18	Aa3	GBP	200	359,675
Sub. Notes, MTN
6.25%	03/19/18	A1	EUR	200	316,761
Imperial Tobacco Finance PLC,
Gtd. Notes, MTN
4.375%	11/22/13	Baa3	EUR	200	288,169
6.875%	06/13/12	Baa3	GBP	200	337,815
ITV PLC,
Gtd. Notes
10.00%	06/30/14	Ba3	EUR	80	125,234
Kingfisher PLC,
Sr. Unsec’d. Notes, MTN
5.625%	12/15/14	Baa3	GBP	80	135,881
Legal & General Group PLC,
Sub. Notes, MTN
4.00%(c)	06/08/25	Baa1	EUR	120	148,049
Lloyds TSB Bank PLC,
Bank Gtd. Notes, 144A, MTN(g)
4.375%	01/12/15	Aa3		245	250,909
Sr. Unsec’d. Notes, MTN
6.375%	06/17/16	Aa3	EUR	150	228,737
Marks & Spencer PLC,
Sr. Unsec’d. Notes, MTN
5.625%	03/24/14	Baa3	GBP	50	83,973
MU Finance PLC,
Sr. Sec’d. Notes, 144A(g)
8.375%	02/01/17	NR		300	292,500
National Grid PLC,
Sr. Unsec’d. Notes, MTN
5.00%	07/02/18	Baa1	EUR	150	223,452
6.50%	04/22/14	Baa1	EUR	100	155,165
Nationwide Building Society,
Sr. Unsec’d. Notes, MTN
5.625%	09/09/19	Aa3	GBP	100	163,542
Next PLC,
Sr. Unsec’d. Notes
5.875%	10/12/16	Baa2	GBP	100	170,913
OTE PLC,
Gtd. Notes, MTN
4.625%	05/20/16	Baa2	EUR	100	127,787
Rentokil Initial PLC,
Gtd. Notes, MTN
4.625%	03/27/14	BBB-(d)	EUR	100	142,670
Royal Bank of Scotland PLC (The),
Sr. Sub. Notes
6.00%	05/10/13	Aa2	EUR	150	215,290
Sr. Unsec’d. Notes, MTN
5.75%	05/21/14	Aa3	EUR	150	219,574
Scottish Power UK PLC,
Sr. Unsec’d. Notes
8.375%	02/20/17	A3	GBP	100	196,825
Severn Trent Utilities Finance PLC,
Gtd. Notes, MTN
5.25%	03/11/16	A2	EUR	150	228,564
Standard Chartered Bank,
Sub. Notes, MTN
3.625%(c)	02/03/17	A3	EUR	240	326,983
5.875%	09/26/17	A3	EUR	200	305,723
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A(a)(g)
3.85%	04/27/15	A3		290	302,482
Sr. Unsec’d. Notes, MTN
6.50%	04/28/14	A3	GBP	100	177,856
Tesco PLC,
Sr. Unsec’d. Notes, MTN
5.875%	09/12/16	A3	EUR	125	200,612
6.125%	02/24/22	A3	GBP	50	89,722
Travelers Insurance Co. Institutional Funding Ltd.,
Sr. Sec’d. Notes
5.75%	12/06/11	Aa2	GBP	80	130,590
United Kingdom Gilt,
Bonds
4.25%	06/07/32	Aaa	GBP	3,471	5,812,172
4.25%	09/07/39	Aaa	GBP	1,554	2,585,931
4.50%	03/07/13	AAA(d)	GBP	446	761,538
4.50%	03/07/19	Aaa	GBP	96	170,267
5.00%	03/07/12	AAA(d)	GBP	566	944,247
UnumProvident Finance Co. PLC,
Gtd. Notes, 144A(g)
6.85%	11/15/15	Baa3		30	33,465
WPP PLC,
Gtd. Notes, MTN
6.625%	05/12/16	Baa3	EUR	175	274,364

					21,806,896

TOTAL FOREIGN BONDS (cost $201,068,784)					215,377,560

MUNICIPAL BONDS — 1.0%

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds
4.839%	01/01/41	NR		280	281,870

California — 0.2%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	Aa3		165	184,168
East Bay Municipal Utility District Water System,
Revenue Bonds
5.874%	06/01/40	Aa1		275	311,014
Los Angeles Department of Airports,
Revenue Bonds
6.582%	05/15/39	A1		125	140,493
San Diego County Water Authority,
Revenue Bonds
6.138%	05/01/49	Aa2		90	99,852

					735,527

District of Columbia
District of Columbia,
Revenue Bonds
5.591%	12/01/34	Aa1		40	43,289

Illinois — 0.1%
Chicago Il O’Hare International Airport,
Revenue Bonds
6.395%	01/01/40	A1		120	128,041
Chicago Metropolitan Water Reclamation District-Greater Chicago,
General Obligation Bonds
5.72%	12/01/38	Aaa		150	170,631
Chicago Transit Authority, Series A,
Revenue Bonds
6.899%	12/01/40	Aa3		185	201,719

					500,391

Kansas
Kansas State Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	Aa2		125	130,843

Maryland — 0.1%
Maryland State Transportation Authority,

Revenue Bonds
5.754%	07/01/41	Aa3	300	332,772
5.888%	07/01/43	Aa3	120	132,302

				465,074

New York — 0.2%
Metropolitan Transportation Authority,
Revenue Bonds
7.336%	11/15/39	AA(d)	35	44,021
New York Build America Bonds,
General Obligaion Unlimited
5.846%	06/01/40	Aa2	70	73,496
New York City Housing Development Corp.,
Revenue Bonds
6.42%	11/01/27	Aa2	130	133,119
New York City Municipal Water Finance Authority & Sewer Systems,
Revenue Bonds
5.952%	06/15/42	Aa2	85	94,728
New York City Transitional Finance Authority,
Revenue Bonds
5.508%	08/01/37	Aa1	310	322,834

				668,198

Texas — 0.1%
Texas State Transportation Commission,
Revenue Bonds
5.178%	04/01/30	Aaa	220	236,445

Utah — 0.1%
Utah Transit Authority Sales Tax,
Revenue Bonds
5.937%	06/15/39	Aa2	265	309,578

Virginia — 0.1%
University of Virginia,
Revenue Bonds
5.00%	09/01/40	Aaa	290	309,230

Virginia Commonwealth Transportation Board,
Revenue Bonds
5.35%	05/15/35	Aa1	30	32,367

				341,597

West Virgina
Tobacco Settlement Finance Authority of West Virginia,
Revenue Bonds
7.467%	06/01/47	Baa3	255	197,467

TOTAL MUNICIPAL BONDS (cost $3,803,141)				3,910,279

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%

Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
3.516%(c)	02/25/34	BBB-(d)	71	64,298
Series 2004-D, Class 2A2
2.957%(c)	05/25/34	AAA(d)	41	38,408
Series 2004-H, Class 2A2
3.161%(c)	09/25/34	A2	49	46,160
Series 2004-I, Class 3A2
4.844%(c)	10/25/34	A1	28	27,576
Series 2005-J, Class 2A1
5.004%(c)	11/25/35	Caa2	424	358,211
Series 2005-J, Class 3A1
5.237%(c)	11/25/35	Caa1	165	130,567
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
3.75% (c)	02/25/40	Aaa	88	88,667
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.823%(c)	01/25/34	AAA(d)	159	159,826
Series 2005-AR2, Class 2A2
2.873%(c)	03/25/35	B2	84	78,201
Series 2006-AR16, Class A1
5.444%(c)	10/25/36	Caa2	367	297,732

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,480,581)				1,289,646

SOVEREIGN ISSUES — 0.5%

Bermuda Government International Bond,
Sr. Notes, 144A (Bermuda)(g)
5.603%	07/20/20	Aa2	100	108,100
Chile Government International Bond,
Sr. Unsec’d. Notes (Chile)
3.875%	08/05/20	Aa3	110	114,100
Poland Government International Bond,
Sr. Unsec’d. Notes (Poland)
3.875%	07/16/15	A2	125	130,020
Republic of Brazil,
Unsub. Notes (Brazil)
11.00%	08/17/40	Baa3	185	256,225
Republic of Lithuania,
Sr. Unsec’d. Notes, 144A (Lithuania)(g)
6.75%	01/15/15	Baa1	235	254,709
Republic of South Africa,
Sr. Unsec’d. Notes
5.50%	03/09/20	A3	205	229,088
6.50%	06/02/14	A3	100	113,750
Russian Ministry of Finance,
Debs. (Russia)
3.00%	05/14/11	Baa1	690	697,769
United Mexican States,
Unsub. Notes, MTN (Mexico)
6.375%	01/16/13	Baa1	270	300,645

TOTAL SOVEREIGN ISSUES (cost $2,028,621)				2,204,406

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 12.6%

Federal Home Loan Mortgage Corp.
2.704%(c)	07/01/35		50	52,664
3.346%(c)	09/01/32		6	5,954
4.00%	09/01/40		924	948,554
4.50%	11/01/18-07/01/40		3,186	3,325,620
5.00%	10/01/18-04/01/40		2,372	2,499,016
5.256%(c)	02/01/37		146	154,842
5.50%	03/01/18-11/01/18		29	31,508
5.898%(c)	01/01/37		71	75,772

5.928%(c)	12/01/36	191	205,055
6.00%	10/01/21-08/01/38	572	614,829
6.00%(c)	10/01/36	212	228,256
6.081%(c)	10/01/36	229	246,998
6.203%(c)	08/01/36	233	251,554
6.50%	03/01/32-10/01/34	1,066	1,161,042
7.00%	11/01/30	15	16,357
Federal National Mortgage Assoc.
2.935%(c)	11/01/35	126	132,925
4.00%	08/01/40-09/01/40	2,330	2,397,980
4.50%	05/01/19-09/01/40	6,870	7,193,431
5.00%	03/01/18-08/01/40	9,728	10,289,403
5.50%	01/01/17-02/01/38	9,760	10,422,684
5.504%(c)	01/01/37	15	16,087
5.765%(c)	08/01/37	107	114,114
5.911%(c)	12/01/36	120	127,225
6.00%	08/01/22-10/01/38	5,008	5,396,893
6.043%(c)	08/01/36	191	201,532
6.50%	12/01/10-09/01/36	1,559	1,709,932
7.00%	12/01/29-01/01/31	29	31,427
Government National Mortgage Assoc.
4.50%	10/20/39-11/20/39	1,154	1,218,055
5.00%	07/15/33-09/15/39	1,209	1,289,640
5.50%	11/15/34-01/15/35	326	351,501
6.00%	12/20/37	20	21,585
6.50%	06/15/16-12/20/33	258	279,691
7.00%	03/15/13-12/15/13	23	24,564
7.50%	09/15/30-06/15/32	51	56,931

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $49,462,733)			51,093,621

U.S. TREASURY OBLIGATIONS — 9.4%

U.S. Treasury Bonds
4.625%	02/15/40	2,990	3,493,630
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.50%	04/15/15	1,535	1,587,866
1.25%	07/15/20	1,500	1,573,395
U.S. Treasury Notes
1.00%	08/31/11(k)	4,245	4,273,191
1.25%	11/30/10	4,855	4,863,346
1.75%	08/15/12	7,490	7,678,126
2.25%	05/31/14	2,600	2,732,030
2.625%	07/31/14-04/30/16	5,635	5,995,857
3.125%	09/30/13	5,215	5,597,979
4.00%	08/15/18	155	176,264

TOTAL U.S. TREASURY OBLIGATIONS (cost $37,230,669)			37,971,684

	Shares
PREFERRED STOCK

U.S. Government Agency Obligation
Federal National Mortgage Assoc., Series S, 8.25% Perpetual Series (cost $185,000)	7,400	3,644

	Units
WARRANTS(l)*
Republic of Venezuela, expiring on 04/15/2020 (Venezuela) (cost $0)(g)	1,250	33,594

TOTAL LONG-TERM INVESTMENTS (cost $373,239,566)		394,599,669

SHORT-TERM INVESTMENT — 5.0%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $20,329,814; includes $7,054,577 of cash collateral for securities on loan)(b)(w)	20,329,814	20,329,814

TOTAL INVESTMENTS — 102.3% (cost $393,569,380)		414,929,483

Liabilities in excess of other assets(x) — (2.3)%		(9,162,760)

NET ASSETS — 100.0%		$405,766,723

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

IO	Interest Only

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

TIPS	Treasury Inflation Protected Securities

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNY	Chinese Yuan

CSK	Czech Kruna

DKK	Danish Krone

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

PHP	Philippine Peso

PLN	Polish Zloty

RUB	Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TWD	New Taiwanese Dollar

ZAR	South African Rand

*	Non-income producing security.

†	The ratings reflected are as of September 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,915,998; cash collateral of $7,054,577 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2010.

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2010.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts as follows:

Futures contracts open at September 30, 2010:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2010	(Depreciation)(1)
Long Positions:
60	2 Year Euro-Schatz	Dec. 2010	$8,939,799	$8,922,622	$(17,177)

20	5 Year Euro-Bobl	Dec. 2010	3,293,345	3,288,437	(4,908)

					(22,085)

Short Positions:
11	10 Year Euro-Bund	Dec. 2010	1,975,639	1,970,895	4,744
15	5 Year U.S. Treasury Notes	Dec. 2010	1,800,586	1,813,008	(12,422)
95	10 Year U.S. Treasury Notes	Dec. 2010	11,898,008	11,974,453	(76,445)

					(84,123)

					$(106,208)

(1)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of September 30, 2010.
Forward foreign currency exchange contracts outstanding at September 30, 2010:

		Notional				Unrealized
		Amount		Value at Settlement	Current	Appreciation
Purchase Contracts	Counterparty	(000)		Date Payable	Value	(Depreciation) (1)
Australian Dollar,
Expiring 11/18/10	JPMorgan Chase	AUD	157	$144,000	$150,755	$6,755
Expiring 11/18/10	Royal Bank of Canada	AUD	1,513	1,342,158	1,453,073	110,915
British Pound,
Expiring 10/05/10	JPMorgan Chase	GBP	152	239,071	238,873	(198)
Expiring 11/15/10	JPMorgan Chase	GBP	69	108,000	109,137	1,137
Expiring 11/18/10	Barclays Capital Group	GBP	87	136,000	137,308	1,308
Expiring 11/18/10	JPMorgan Chase	GBP	74	116,610	116,822	212
Expiring 11/18/10	JPMorgan Chase	GBP	56	87,000	88,173	1,173
Expiring 11/18/10	JPMorgan Chase	GBP	54	84,000	85,421	1,421
Expiring 11/18/10	JPMorgan Chase	GBP	52	82,000	82,318	318
Expiring 11/18/10	JPMorgan Chase	GBP	50	76,124	77,731	1,607
Expiring 11/18/10	State Street Bank	GBP	213	335,000	333,976	(1,024)
Expiring 11/18/10	State Street Bank	GBP	52	82,000	81,243	(757)
Canadian Dollar,
Expiring 11/18/10	JPMorgan Chase	CAD	840	814,650	814,906	256
Expiring 11/18/10	JPMorgan Chase	CAD	119	115,000	115,438	438
Expiring 11/18/10	JPMorgan Chase	CAD	65	63,000	63,171	171
Expiring 11/18/10	JPMorgan Chase	CAD	64	62,000	61,677	(323)
Chilean Peso,
Expiring 11/15/10	Citigroup Global Markets	CLP	498,851	971,000	1,029,465	58,465
Expiring 11/15/10	Credit Suisse First Boston Corp.	CLP	1,000,947	2,044,000	2,065,625	21,625
Expiring 11/15/10	Morgan Stanley	CLP	482,775	942,000	996,289	54,289
Chinese Yuan,
Expiring 11/16/10	Cambridge Partners	CNY	1,338	202,000	200,110	(1,890)
Expiring 11/16/10	Cambridge Partners	CNY	628	94,000	93,907	(93)
Expiring 11/16/10	Cambridge Partners	CNY	460	69,000	68,834	(166)
Expiring 11/16/10	Citigroup Global Markets	CNY	14,186	2,112,000	2,121,290	9,290
Expiring 11/16/10	Citigroup Global Markets	CNY	13,140	1,994,000	1,964,904	(29,096)
Expiring 11/16/10	JPMorgan Chase	CNY	1,991	300,000	297,686	(2,314)
Expiring 11/16/10	JPMorgan Chase	CNY	996	149,000	148,876	(124)
Expiring 11/16/10	JPMorgan Chase	CNY	729	109,000	109,048	48
Expiring 11/16/10	JPMorgan Chase	CNY	713	106,000	106,569	569
Expiring 11/16/10	JPMorgan Chase	CNY	636	94,000	95,102	1,102
Expiring 11/16/10	Standard Chartered PLC	CNY	13,150	1,994,000	1,966,395	(27,605)
Expiring 11/16/10	State Street Bank	CNY	1,398	212,000	209,065	(2,935)
Expiring 07/07/11	Bank of America	CNY	24,019	3,600,000	3,617,421	17,421
Expiring 07/07/11	Citigroup Global Markets	CNY	22,208	3,329,000	3,344,608	15,608
Expiring 07/07/11	JPMorgan Chase	CNY	3,272	490,000	492,814	2,814
Expiring 07/07/11	JPMorgan Chase	CNY	2,298	345,000	346,150	1,150

Expiring 07/07/11	JPMorgan Chase	CNY	1,927	289,000	290,181	1,181
Expiring 07/07/11	JPMorgan Chase	CNY	1,824	277,000	274,669	(2,331)
Czech Koruna,
Expiring 11/18/10	Citigroup Global Markets	CSK	8,531	439,999	472,383	32,384
Danish Krone,
Expiring 11/18/10	Dresdner Kleinwort Ltd.	DKK	363	62,000	66,426	4,426
Expiring 11/18/10	JPMorgan Chase	DKK	376	64,000	68,760	4,760
Expiring 11/18/10	Morgan Stanley	DKK	692	119,414	126,511	7,097
Euro,
Expiring 10/04/10	JPMorgan Chase	EUR	643	874,370	876,943	2,573
Expiring 10/05/10	JPMorgan Chase	EUR	1,932	2,626,686	2,634,393	7,707
Expiring 11/18/10	Bank of America	EUR	182	245,371	248,086	2,715
Expiring 11/18/10	Bank of America	EUR	128	164,624	174,264	9,640
Expiring 11/18/10	Barclays Capital Group	EUR	405	532,000	552,414	20,414
Expiring 11/18/10	JPMorgan Chase	EUR	8,379	11,287,351	11,418,107	130,756
Expiring 11/18/10	JPMorgan Chase	EUR	1,523	1,950,000	2,075,638	125,638
Expiring 11/18/10	JPMorgan Chase	EUR	827	1,051,000	1,126,494	75,494
Expiring 11/18/10	JPMorgan Chase	EUR	420	532,000	571,687	39,687
Expiring 11/18/10	JPMorgan Chase	EUR	409	534,000	557,241	23,241
Expiring 11/18/10	JPMorgan Chase	EUR	370	481,000	504,589	23,589
Expiring 11/18/10	JPMorgan Chase	EUR	168	219,000	229,422	10,422
Expiring 11/18/10	Royal Bank of Scotland	EUR	4,047	5,396,001	5,515,613	119,612
Expiring 11/18/10	State Street Bank	EUR	620	846,000	844,544	(1,456)
Expiring 11/18/10	State Street Bank	EUR	242	326,000	329,437	3,437
Hungarian Forint,
Expiring 11/18/10	Citigroup Global Markets	HUF	24,646	111,696	120,810	9,114
Indian Rupee,
Expiring 10/20/10	Goldman Sachs & Co.	INR	193,725	4,100,000	4,295,058	195,058
Expiring 10/20/10	JPMorgan Chase	INR	7,576	163,000	167,972	4,972
Expiring 11/18/10	Goldman Sachs & Co.	INR	153,774	3,260,000	3,391,345	131,345
Expiring 11/18/10	JPMorgan Chase	INR	6,826	146,000	150,530	4,530
Japanese Yen,
Expiring 11/18/10	Barclays Capital Group	JPY	82,073	962,000	983,616	21,616
Expiring 11/18/10	Dresdner Kleinwort Ltd.	JPY	17,641	210,000	211,423	1,423
Expiring 11/18/10	JPMorgan Chase	JPY	53,137	634,000	636,831	2,831
Expiring 11/18/10	JPMorgan Chase	JPY	40,614	474,000	486,741	12,741
Expiring 11/18/10	JPMorgan Chase	JPY	28,407	342,000	340,447	(1,553)
Expiring 11/18/10	JPMorgan Chase	JPY	22,598	264,000	270,823	6,823
Expiring 11/18/10	Royal Bank of Canada	JPY	54,781	649,000	656,530	7,530
Expiring 11/18/10	State Street Bank	JPY	48,900	583,000	586,050	3,050
Expiring 11/18/10	UBS Securities	JPY	1,585,412	18,597,274	19,000,526	403,252
Mexican Peso,
Expiring 11/18/10	Citigroup Global Markets	MXN	8,155	638,295	644,347	6,052
Expiring 11/18/10	JPMorgan Chase	MXN	719	55,000	56,845	1,845
New Taiwanese Dollar,
Expiring 11/16/10	Bank of America	TWD	120,230	3,915,000	3,850,853	(64,147)
Expiring 11/16/10	Cambridge Partners	TWD	3,214	103,000	102,945	(55)
Expiring 11/16/10	Citigroup Global Markets	TWD	65,938	2,108,000	2,111,945	3,945
Expiring 11/16/10	Credit Suisse First Boston Corp.	TWD	45,186	1,469,000	1,447,283	(21,717)
Expiring 11/16/10	JPMorgan Chase	TWD	4,866	156,000	155,842	(158)
Expiring 11/16/10	JPMorgan Chase	TWD	2,035	64,000	65,175	1,175
Expiring 11/16/10	Standard Chartered PLC	TWD	92,474	2,984,000	2,961,868	(22,132)
Expiring 11/16/10	Standard Chartered PLC	TWD	5,266	166,000	168,650	2,650
Expiring 11/16/10	State Street Bank	TWD	7,859	256,000	251,723	(4,277)
Norwegian Krone,
Expiring 11/18/10	Credit Suisse First Boston Corp.	NOK	24,792	4,013,284	4,204,144	190,860
Expiring 11/18/10	Dresdner Kleinwort Ltd.	NOK	978	155,000	165,925	10,925
Expiring 11/18/10	JPMorgan Chase	NOK	807	131,000	136,785	5,785

Philippine Peso,
Expiring 11/18/10	Bank of America	PHP	89,824	2,029,000	2,036,311	7,311
Expiring 11/18/10	JPMorgan Chase	PHP	3,212	73,000	72,816	(184)
Expiring 11/18/10	Standard Chartered PLC	PHP	86,296	1,896,000	1,956,345	60,345
Polish Zloty,
Expiring 11/18/10	Citigroup Global Markets	PLN	5,958	1,902,524	2,041,888	139,364
Expiring 11/18/10	Dresdner Kleinwort Ltd.	PLN	199	63,000	68,266	5,266
Russian Ruble,
Expiring 12/23/10	Morgan Stanley	RUB	62,199	1,991,000	2,019,112	28,112
Singapore Dollar,
Expiring 11/18/10	Standard Chartered PLC	SGD	1,739	1,277,137	1,322,004	44,867
South African Rand,
Expiring 11/18/10	JPMorgan Chase	ZAR	394	55,760	56,099	339
South Korean Won,
Expiring 10/15/10	JPMorgan Chase	KRW	226,900	199,000	198,869	(131)
Expiring 10/15/10	JPMorgan Chase	KRW	222,185	185,000	194,737	9,737
Expiring 10/15/10	JPMorgan Chase	KRW	211,488	175,000	185,361	10,361
Expiring 10/15/10	Standard Chartered PLC	KRW	3,822,982	3,130,000	3,350,701	220,701
Swedish Krona,
Expiring 11/18/10	JPMorgan Chase	SEK	1,501	205,000	222,409	17,409
Expiring 11/18/10	Morgan Stanley	SEK	35,952	4,884,559	5,326,640	442,081
Swiss Franc,
Expiring 11/18/10	Bank of America	CHF	6,437	6,207,954	6,553,886	345,932
Expiring 11/18/10	Bank of America	CHF	1,926	1,879,000	1,960,662	81,662
Expiring 11/18/10	JPMorgan Chase	CHF	93	93,000	95,064	2,064
Expiring 11/18/10	JPMorgan Chase	CHF	59	57,000	60,117	3,117

				$124,371,912	$127,586,301	$3,214,389

		Notional				Unrealized
		Amount		Value at Settlement	Current	Appreciation
Sale Contracts	Counterparty	(000)		Date Receivable	Value	(Depreciation) (1)
Brazilian Real,
Expiring 11/18/10	Credit Suisse First Boston Corp.	BRL	8,042	$4,490,000	$4,703,173	$(213,173)
British Pound,
Expiring 11/18/10	Credit Suisse First Boston Corp.	GBP	71	110,464	110,990	(526)
Expiring 11/18/10	JPMorgan Chase	GBP	211	331,634	331,316	318
Expiring 11/18/10	JPMorgan Chase	GBP	173	265,797	271,207	(5,410)
Expiring 11/18/10	JPMorgan Chase	GBP	62	97,499	98,085	(586)
Canadian Dollar,
Expiring 11/18/10	Credit Suisse First Boston Corp.	CAD	433	418,074	420,091	(2,017)
Expiring 11/18/10	JPMorgan Chase	CAD	422	397,169	409,349	(12,180)
Expiring 11/18/10	Royal Bank of Canada	CAD	7,340	7,019,255	7,126,034	(106,779)
Chinese Yuan,
Expiring 11/16/10	Bank of America	CNY	24,319	3,590,000	3,636,390	(46,390)
Expiring 11/16/10	JPMorgan Chase	CNY	1,097	164,000	164,035	(35)
Expiring 07/07/11	Citigroup Global Markets	CNY	25,552	3,808,000	3,848,220	(40,220)
Euro,
Expiring 11/18/10	Bank of America	EUR	7,636	9,803,643	10,405,298	(601,655)
Expiring 11/18/10	Bank of America	EUR	2,114	2,683,000	2,880,911	(197,911)
Expiring 11/18/10	Credit Suisse First Boston Corp.	EUR	597	798,524	812,946	(14,422)
Expiring 11/18/10	JPMorgan Chase	EUR	2,576	3,499,820	3,509,633	(9,813)
Expiring 11/18/10	JPMorgan Chase	EUR	1,627	2,115,935	2,216,631	(100,696)
Expiring 11/18/10	JPMorgan Chase	EUR	596	768,000	812,742	(44,742)
Expiring 11/18/10	JPMorgan Chase	EUR	118	154,000	160,420	(6,420)
Expiring 11/18/10	Morgan Stanley	EUR	59	75,307	81,027	(5,720)
Expiring 11/18/10	State Street Bank	EUR	209	265,000	284,209	(19,209)

Indian Rupee,
Expiring 11/18/10	Standard Chartered PLC	INR	87,887	1,911,000	1,938,263	(27,263)
Japanese Yen,
Expiring 11/18/10	JPMorgan Chase	JPY	110,542	1,316,740	1,324,805	(8,065)
Expiring 11/18/10	JPMorgan Chase	JPY	62,945	748,186	754,369	(6,183)
Expiring 11/18/10	JPMorgan Chase	JPY	20,590	247,947	246,767	1,180
Expiring 11/18/10	JPMorgan Chase	JPY	10,466	122,000	125,428	(3,428)
Expiring 11/18/10	State Street Bank	JPY	43,518	521,000	521,365	(365)
Expiring 11/18/10	State Street Bank	JPY	10,005	116,809	119,909	(3,100)
Malaysian Ringgit,
Expiring 12/22/10	JPMorgan Chase	MYR	623	200,000	200,803	(803)
Mexican Peso,
Expiring 11/18/10	Credit Suisse First Boston Corp.	MXN	24,566	1,932,000	1,941,066	(9,066)
New Taiwanese Dollar,
Expiring 11/16/10	Citigroup Global Markets	TWD	121,378	3,799,000	3,887,635	(88,635)
Expiring 11/16/10	JPMorgan Chase	TWD	8,766	283,000	280,765	2,235
Expiring 11/16/10	JPMorgan Chase	TWD	4,662	150,000	149,320	680
Expiring 11/16/10	JPMorgan Chase	TWD	3,338	105,000	106,912	(1,912)
Expiring 11/16/10	Standard Chartered PLC	TWD	165,941	5,215,000	5,314,957	(99,957)
Polish Zloty,
Expiring 11/18/10	Bank of America	PLN	12,952	4,386,957	4,438,682	(51,725)
South African Rand,
Expiring 11/18/10	Citigroup Global Markets	ZAR	1,874	254,039	266,669	(12,630)
South Korean Won,
Expiring 10/15/10	State Street Bank	KRW	1,383,550	1,180,000	1,212,630	(32,630)
Swedish Krona,
Expiring 11/18/10	Credit Suisse First Boston Corp.	SEK	14,022	2,027,000	2,077,460	(50,460)
Swiss Franc,
Expiring 11/18/10	UBS Securities	CHF	1,960	1,989,000	1,995,229	(6,229)

				$67,359,799	$69,185,741	$(1,825,942)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2010.
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2010 were as follows:

Sovereign Issues	36.9%
U.S. Government Mortgage-Backed Securities	12.6
Financial — Bank & Trust	10.0
U.S. Treasury Obligations	9.4
Financial Services	6.2
Affiliated Money Market Mutual Fund (1.7% represents investments purchased with collateral from securities on loan)	5.0
Commercial Mortgage-Backed Securities	2.6
Asset-Backed Securities	2.1
Oil & Gas	1.9
Telecommunications	1.7
Utilities	1.4
Media	1.2
Insurance	1.2
Municipal Bonds	1.0
Electric	1.0
Metals & Mining	0.7
Food	0.5
Pharmaceuticals	0.5
Retail & Merchandising	0.4
Beverages	0.4
Entertainment & Leisure	0.4
Tobacco	0.4
Real Estate	0.3
Real Estate Investment Trusts	0.3
Chemicals	0.3
Residential Mortgage-Backed Securities	0.3
Farming & Agriculture	0.3
Pipelines	0.3
Environmental Services	0.3
Healthcare Services	0.2
Airlines	0.2
Manufacturing	0.2
Electronic Components & Equipment	0.2
Commercial Services	0.1
Building Materials	0.1
Machinery & Equipment	0.1
Broadcasting	0.1
Advertising	0.1
Transportation	0.1
Computer Services & Software	0.1
Holding Companies — Diversified	0.1
Office Equipment	0.1
Financial — Brokerage	0.1
Consumer Products & Services	0.1
Home Builders	0.1
Biotechnology	0.1
Paper & Forest Products	0.1
Containers & Packaging	0.1
Apparel	0.1
Diversified Operations	0.1
Business Services	0.1
Semiconductors	0.1

102.3
Liabilities in excess of other assets	(2.3)

100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Preferred Stock	$3,644	$—	$—
Warrants	—	33,594	—
Asset-Backed Securities	—	8,444,745	—
Commerical Mortgage-Backed Securities	—	10,523,506	—
Corporate Obligations	—	63,746,984	—
Foreign Bonds	—	215,377,560	—
Municipal Bonds	—	3,910,279	—
Residential Mortgage-Backed Securities	—	1,289,646	—
Sovereign Issues	—	2,204,406	—
U.S. Government Mortgage-Backed Securities	—	51,093,621	—
U.S. Treasury Obligations	—	37,971,684	—
Affiliated Money Market Mutual Fund	20,329,814	—	—
Other Financial Instuments*
Futures	(106,208)	—	—
Foreign Forward Currency Contracts	—	1,388,447	—

Total	$20,227,250	$395,984,472	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%

COMMON STOCKS

Air Freight & Logistics — 2.3%
Expeditors International of Washington, Inc.(a)	661,400	$30,576,522

Automotive Parts — 1.0%
O’Reilly Automotive, Inc.*(a)	248,000	13,193,600

Beverages — 2.1%
PepsiCo, Inc.	433,000	28,768,520

Biotechnology — 2.6%
Celgene Corp.*	413,108	23,799,152
Human Genome Sciences, Inc.*(a)	179,300	5,341,347
Vertex Pharmaceuticals, Inc.*	149,900	5,182,043

		34,322,542

Business Services — 1.3%
MasterCard, Inc. (Class A Stock)	76,300	17,091,200

Chemicals — 2.5%
Praxair, Inc.	368,100	33,224,706

Commercial Banks — 1.6%
Wells Fargo & Co.	852,600	21,425,838

Commercial Services & Supplies — 2.0%
McKesson Corp.	434,800	26,861,944

Communication Equipment — 5.8%
Juniper Networks, Inc.*	1,217,900	36,963,265
QUALCOMM, Inc.	890,600	40,183,872

		77,147,137

Computer Hardware — 7.6%
Apple, Inc.*	294,600	83,592,750
EMC Corp.*(a)	867,500	17,618,925

		101,211,675

Computer Services & Software — 2.5%
Accenture PLC (Class A Stock) (Ireland)	562,000	23,879,380
SanDisk Corp.*(a)	270,100	9,899,165

		33,778,545

Consumer Products & Services — 0.6%
Procter & Gamble Co. (The)*	136,100	8,161,917

Distribution/Wholesale — 1.0%
Fastenal Co.(a)	261,500	13,909,185

Diversified Operations — 1.3%
3M Co.	199,500	17,298,645

Electronic Components — 1.8%
Emerson Electric Co.	454,100	23,912,906

Financial — Bank & Trust — 2.3%
JPMorgan Chase & Co.	814,500	31,008,015

Financial Services — 5.7%
American Express Co.	370,700	15,580,521
Franklin Resources, Inc.	307,500	32,871,750
IntercontinentalExchange, Inc.*(a)	91,008	9,530,358
Visa, Inc. (Class A Stock)	253,300	18,810,058

		76,792,687

Hotels, Restaurants & Leisure — 5.1%
Carnival Corp. (Panama)	481,600	18,401,936
Las Vegas Sands Corp.*(a)	314,800	10,970,780
Marriott International, Inc. (Class A Stock)(a)	749,741	26,863,220
Starwood Hotels & Resorts Worldwide, Inc.(a)	230,400	12,107,520

		68,343,456

Internet & Catalog Retail — 1.0%
Liberty Media Holding Corp. - Interactive (Class A Stock)*	1,023,000	14,025,330

Internet Services — 12.8%
Akamai Technologies, Inc.*(a)	229,100	11,496,238
Amazon.com, Inc.*	390,747	61,370,724
Baidu, Inc., ADR (Cayman Islands)*	143,400	14,715,708
Google, Inc. (Class A Stock)*	134,000	70,455,860
priceline.com, Inc.*	39,300	13,689,762

		171,728,292

Machinery — 0.7%
Rockwell Automation, Inc.	140,900	8,697,757

Media — 1.4%
Walt Disney Co. (The)	583,800	19,329,618

Medical Supplies & Equipment — 1.1%
Stryker Corp.	295,600	14,794,780

Metal Fabricate/Hardware — 1.8%
Precision Castparts Corp.(a)	187,700	23,903,595

Metals & Mining — 2.2%
Freeport-McMoRan Copper & Gold, Inc.	139,800	11,937,522
Peabody Energy Corp.(a)	369,200	18,094,492

		30,032,014

Oil, Gas & Consumable Fuels — 7.5%
EOG Resources, Inc.	360,600	33,524,982
FMC Technologies, Inc.*(a)	58,500	3,994,965
Range Resources Corp.	213,800	8,152,194
Schlumberger Ltd. (Netherlands)	583,600	35,955,596
Suncor Energy, Inc. (Canada)	581,800	18,937,590

		100,565,327

Pharmaceuticals — 2.2%
Allergan, Inc.	164,800	10,964,144
Express Scripts, Inc.*	367,800	17,911,860

		28,876,004

Retail & Merchandising — 7.4%
Bed Bath & Beyond, Inc.*(a)	324,300	14,077,863
Danaher Corp.	1,011,000	41,056,710
Lowe’s Cos., Inc.	887,800	19,789,062
Starbucks Corp.(a)	951,100	24,329,138

		99,252,773

Semiconductors — 3.8%
Applied Materials, Inc.(a)	1,687,300	19,707,664
ASML Holding NV (Netherlands)(a)	376,006	11,178,658
Cree, Inc.*	116,400	6,319,356

First Solar, Inc.*(a)	52,800	7,780,080
Micron Technology, Inc.*(a)	881,100	6,352,731

		51,338,489

Semiconductors & Semiconductor Equipment — 2.3%
Broadcom Corp. (Class A Stock)(a)	331,700	11,738,863
Marvell Technology Group Ltd. (Bermuda)*	1,073,600	18,798,736

		30,537,599

Telecommunication Services — 1.0%
Corning, Inc.	745,700	13,631,396

Telecommunications — 2.7%
American Tower Corp. (Class A Stock)*	321,800	16,495,468
Crown Castle International Corp.*	440,255	19,437,258

		35,932,726

Transportation — 1.6%
United Parcel Service, Inc. (Class B Stock)	322,600	21,514,194

TOTAL LONG-TERM INVESTMENTS (cost $1,176,066,589)		1,321,188,934

SHORT-TERM INVESTMENT — 9.4%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $126,455,491; includes $115,059,699 of cash collateral for securities on loan)(b)(w)	126,455,491	126,455,491

TOTAL INVESTMENTS — 108.0% (cost $1,302,522,080)		1,447,644,425

Liabilities in excess of other assets — (8.0)%		(107,422,781)

NET ASSETS — 100.0%		$1,340,221,644

The following abbreviation is used in the Portfolio description:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $111,381,292; cash collateral of $115,059,699 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$1,321,188,934	$—	$—
Affiliated Money Market Mutual Fund	126,455,491	—	—

Total	$1,447,644,425	$—	$—

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.6%

COMMON STOCKS — 96.6%

Chemicals — 6.0%
Air Liquide SA (France)	6,906	$842,514
Air Liquide SA FPR (France)*	23,821	2,906,101
Air Products & Chemicals, Inc.	47,500	3,933,950
Monsanto Co.	68,800	3,297,584
Mosaic Co. (The)	41,200	2,420,912
Potash Corp. of Saskatchewan, Inc. (Canada)	119,200	17,169,568
Praxair, Inc.	114,800	10,361,848
Sociedad Quimica y Minera de Chile SA, ADR (Chile)(a)	95,100	4,587,624

		45,520,101

Commercial Services — 0.8%
Total SA, ADR (France)	117,454	6,060,626

Construction — 5.1%
China Railway Construction Corp. (Class H Stock) (China)	1,892,000	2,545,800
Fluor Corp.	112,000	5,547,360
Foster Wheeler AG (Switzerland)*	304,160	7,439,754
Louisiana-Pacific Corp.*(a)	348,500	2,638,145
McDermott International, Inc. (Panama)*	574,600	8,492,588
Multiplan Empreendimentos Imobiliarios SA (Brazil)	40,700	865,236
Technip SA (France)	145,363	11,689,837

		39,218,720

Energy Services — 4.4%
Calpine Corp.*(a)	657,000	8,179,650
NRG Energy, Inc.*	86,600	1,803,012
Peabody Energy Corp.	487,900	23,911,979

		33,894,641

Exploration & Production — 4.7%
Devon Energy Corp.	33,914	2,195,592
Murphy Oil Corp.	223,700	13,851,504
Nexen, Inc. (Canada)(a)	220,600	4,434,060
Royal Dutch Shell PLC, ADR (United Kingdom)(a)	259,975	15,676,493

		36,157,649

Gas Transmission & Distribution — 0.7%
Spectra Energy Corp.	239,700	5,405,235

Integrated Petroleum — 6.0%
Baker Hughes, Inc.	365,053	15,551,258
BP PLC, ADR (United Kingdom)(a)	69,322	2,853,986
Chevron Corp.	189,156	15,331,094
Exxon Mobil Corp.	195,808	12,098,976

		45,835,314

Iron & Steel — 0.5%
United States Steel Corp.(a)	91,400	4,006,976

Machinery & Equipment — 3.1%
Babcock & Wilcox Co.*	242,300	5,156,144
Bucyrus International, Inc.(a)	138,500	9,604,975
Joy Global, Inc.	123,799	8,705,546

		23,466,665

Metals & Mining — 19.7%
Agnico-Eagle Mines Ltd. (Canada)(a)	204,800	14,546,944
Anglo American PLC (United Kingdom)	245,041	9,721,497
Arch Coal, Inc.	790,200	21,106,242
Barrick Gold Corp. (Canada)(a)	167,800	7,767,462
BHP Billiton Ltd. (Australia)	419,317	15,769,831
Compass Minerals International, Inc.	34,100	2,612,742
CONSOL Energy, Inc.	187,300	6,922,608
Eldorado Gold Corp. (Canada)	453,900	8,392,611
Eurasian Natural Resources Corp. (United Kingdom)	154,219	2,225,174
Franco-Nevada Corp. (Canada)	255,000	8,022,500
Freeport-McMoRan Copper & Gold, Inc.	210,503	17,974,851
Fresnillo PLC (United Kingdom)	193,575	3,776,747
Vale SA, ADR (Brazil)(a)	509,600	15,935,192
Vulcan Materials Co.(a)	122,200	4,511,624
Walter Energy, Inc.(a)	74,300	6,039,847
Xstrata PLC (United Kingdom)	248,321	4,751,248

		150,077,120

Mining — 0.5%
Aquarius Platinum Ltd. (Bermuda)	658,000	3,520,607

Oil & Gas — 24.9%
Atlas Energy, Inc.*(a)	209,700	6,005,808
Cairn Energy PLC (United Kingdom)*	192,500	1,371,674
Cobalt International Energy, Inc.*	262,700	2,508,785
Concho Resources, Inc.*	36,500	2,415,205
Continental Resources, Inc.*	10,600	491,416
Diamond Offshore Drilling, Inc.(a)	242,100	16,407,117
Ensco International PLC, ADR (United Kingdom)	147,300	6,588,729
Gazprom OAO, ADR (Russia)	610,180	12,807,678
Halliburton Co.	248,000	8,201,360
Hess Corp.	127,700	7,549,624
National Oilwell Varco, Inc.	61,902	2,752,782
Noble Corp. (Switzerland)	170,300	5,754,437
NovaTek OAO, GDR (Russia)	40,612	3,488,571
Petroleo Brasileiro SA, ADR (Brazil)(a)	332,800	10,922,496
Range Resources Corp.	176,900	6,745,197
Schlumberger Ltd. (Netherlands)	615,425	37,916,334
Southwestern Energy Co.*	361,300	12,081,872
Statoil ASA (Norway)	129,900	2,710,138
Subsea 7, Inc. (Cayman Islands)*	261,000	5,099,156
Suncor Energy, Inc. (Canada)	252,800	8,228,640
Trican Well Service Ltd. (Canada)	455,400	7,263,207
Tullow Oil PLC (United Kingdom)	269,700	5,397,559
Ultra Petroleum Corp. (Canada)*	162,100	6,804,958
Williams Cos., Inc. (The)	366,300	6,999,993

Woodside Petroleum Ltd. (Australia)	65,386	2,773,159

		189,285,895

Oil Field Equipment & Services — 4.2%
Cameron International Corp.*	738,000	31,704,480

Paper & Forest Products — 0.9%
International Paper Co.	144,800	3,149,400
Weyerhaeuser Co.	222,851	3,512,132

		6,661,532

Petroleum Exploration & Production — 9.7%
Anadarko Petroleum Corp.	86,400	4,929,120
BG Group PLC (United Kingdom)	677,179	11,898,343
Canadian Natural Resources Ltd. (Canada)(a)	491,100	16,992,060
EOG Resources, Inc.	182,000	16,920,540
FMC Technologies, Inc.*(a)	225,900	15,426,711
Newfield Exploration Co.*	134,300	7,714,192

		73,880,966

Real Estate Investment Trusts — 0.6%
AMB Property Corp.(a)	35,100	929,097
Boston Properties, Inc.(a)	9,700	806,264
Camden Property Trust(a)	21,600	1,036,152
Federal Realty Investment Trust	8,900	726,774
Simon Property Group, Inc.	9,263	859,050

		4,357,337

Semiconductors — 0.9%
First Solar, Inc.*(a)	25,200	3,713,220
MEMC Electronic Materials, Inc.*(a)	237,100	2,826,232

		6,539,452

Steel Producers — 0.6%
Tenaris SA, ADR (Luxembourg)(a)	112,300	4,314,566

Telecommunications — 1.4%
Quanta Services, Inc.*(a)	562,796	10,738,148

Utilities — 1.9%
AES Corp. (The)*	519,800	5,899,730
Exelon Corp.	112,000	4,768,960
RRI Energy, Inc.*(a)	1,183,400	4,201,070

		14,869,760

TOTAL COMMON STOCKS (cost $718,765,249)		735,515,790

	Units
WARRANTS(l)*

Metals & Mining
Franco-Nevada Corp., expiring 6/16/17 (Canada) (cost $20,888)	5,250	41,331

TOTAL LONG-TERM INVESTMENTS (cost $718,786,137)		735,557,121

	Shares
SHORT-TERM INVESTMENTS — 19.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $148,632,643; includes $115,754,664 of cash collateral for securities on loan)(b)(w)	148,632,643	148,632,643

TOTAL INVESTMENTS(o) — 116.1% (cost $867,418,780)		884,189,764

Liabilities in excess of other assets — (16.1)%		(122,931,177)

NET ASSETS — 100.0%		$761,258,587

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

FPR	Fully Paid Rights

GDR	Global Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $112,460,114; cash collateral of $115,754,664 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2010.

(o)	As of September 30, 2010, one security representing $2,906,101 and 0.4% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$732,609,689	$2,906,101	$—
Warrants	41,331	—	—
Affiliated Money Market Mutual Fund	148,632,643	—	—

Total	$881,283,663	$2,906,101	$—

AST VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%

COMMON STOCKS

Advertising — 0.5%
Omnicom Group, Inc.	151,000	$5,961,480

Aerospace & Defense — 2.0%
Northrop Grumman Corp.	114,700	6,954,261
Raytheon Co.	386,900	17,685,199

		24,639,460

Agriculture
Archer-Daniels-Midland Co.	15,900	507,528

Beverages — 0.5%
Dr. Pepper Snapple Group, Inc.	188,000	6,677,760

Biotechnology — 1.3%
Amgen, Inc.*	299,200	16,488,912

Building Materials
Owens Corning*	5,000	128,150

Chemicals — 1.2%
E.I. du Pont de Nemours & Co.	165,700	7,393,534
Huntsman Corp.	674,000	7,791,440

		15,184,974

Coal — 0.6%
Peabody Energy Corp.	156,400	7,665,164

Commercial Banks — 5.6%
Bank of America Corp.	1,064,700	13,958,217
Bank of New York Mellon Corp. (The)	252,400	6,595,212
Fifth Third Bancorp	683,000	8,216,490
Fulton Financial Corp.	685,000	6,206,100
JPMorgan Chase & Co.	555,184	21,135,855
Regions Financial Corp.	1,118,000	8,127,860
Wells Fargo & Co.	233,500	5,867,855

		70,107,589

Commercial Services — 1.7%
CoreLogic, Inc.	365,000	6,993,400
RR Donnelley & Sons Co.	418,000	7,089,280
Western Union Co. (The)	378,300	6,684,561

		20,767,241

Computers — 3.6%
Hewlett-Packard Co.	152,800	6,428,296
International Business Machines Corp.	117,000	15,694,380
Lexmark International, Inc. (Class A Stock)*	185,000	8,254,700
Seagate Technology (Ireland)*	675,000	7,951,500
Western Digital Corp.*	218,000	6,189,020

		44,517,896

Construction & Engineering — 1.5%
Chicago Bridge & Iron Co. NV (Netherlands)*	304,000	7,432,800
Fluor Corp.	176,300	8,732,139
Jacobs Engineering Group, Inc.*	70,800	2,739,960

		18,904,899

Containers & Packaging — 0.6%
Sealed Air Corp.	322,000	7,238,560

Cosmetics/Personal Care — 0.5%
Procter & Gamble Co. (The)	103,000	6,176,910

Diversified Financial Services — 1.7%
AmeriCredit Corp.*(a)	285,000	6,971,100
NASDAQ OMX Group, Inc. (The)*	361,000	7,014,230
SLM Corp.*(a)	636,000	7,345,800

		21,331,130

Diversified Machinery — 0.4%
Deere & Co.	70,600	4,926,468

Diversified Manufacturing — 3.3%
General Electric Co.	878,400	14,274,000
Honeywell International, Inc.	202,500	8,897,850
Illinois Tool Works, Inc.	11,200	526,624
Trinity Industries, Inc.(a)	327,000	7,282,290
Tyco International Ltd. (Switzerland)	265,600	9,755,488

		40,736,252

Electric — 6.4%
Ameren Corp.	258,000	7,327,200
Calpine Corp.*	523,000	6,511,350
CMS Energy Corp.(a)	394,000	7,099,880
Constellation Energy Group, Inc.	218,000	7,028,320
Dominion Resources, Inc.(a)	174,900	7,636,134
Edison International	256,000	8,803,840
Integrys Energy Group, Inc.(a)	150,000	7,809,000
Mirant Corp.*	615,000	6,125,400
NRG Energy, Inc.*	318,000	6,620,760
NV Energy, Inc.	545,000	7,166,750
Southern Co.	194,100	7,228,284

		79,356,918

Electronics — 0.7%
Vishay Intertechnology, Inc.*(a)	839,000	8,121,520

Financial — Bank & Trust — 3.7%
Capital One Financial Corp.	227,000	8,977,850
Citigroup, Inc.*	6,548,800	25,540,320
Morgan Stanley	348,800	8,608,384
U.S. Bancorp	123,600	2,672,232

		45,798,786

Food — 5.2%
Corn Products International, Inc.	216,000	8,100,000
General Mills, Inc.	111,600	4,077,864
Kraft Foods, Inc. (Class A Stock)	447,900	13,822,194
Kroger Co. (The)	279,900	6,062,634
Safeway, Inc.	407,000	8,612,120
Sara Lee Corp.	464,000	6,231,520
Tyson Foods, Inc. (Class A Stock)	158,000	2,531,160
Unilever NV(a)	531,000	15,866,280

		65,303,772

Gas — 0.6%
Questar Corp.(a)	422,000	7,397,660

Healthcare Products — 0.9%
Baxter International, Inc.	88,100	4,203,251
Johnson & Johnson	118,900	7,367,044

		11,570,295

Healthcare Services — 4.9%
Aetna, Inc.(a)	286,000	9,040,460
CIGNA Corp.	218,000	7,800,040
Coventry Health Care, Inc.*	360,000	7,750,800
Humana, Inc.*	171,000	8,591,040
UnitedHealth Group, Inc.	509,300	17,881,523
WellPoint, Inc.*	174,000	9,855,360

		60,919,223

Household Products/ Wares — 1.0%
Kimberly-Clark Corp.	189,700	12,339,985

Insurance — 7.2%
Allied World Assurance Co. Holdings Ltd. (Bermuda)(a)	36,000	2,037,240
American Financial Group, Inc.	239,000	7,308,620
Aspen Insurance Holdings Ltd. (Bermuda)	256,000	7,751,680
Assurant, Inc.	188,000	7,651,600
Axis Capital Holdings Ltd. (Bermuda)	216,000	7,115,040
Berkshire Hathaway, Inc. (Class B Stock)*	41,000	3,389,880
Endurance Specialty Holdings Ltd. (Bermuda)	150,000	5,970,000
Genworth Financial, Inc. (Class A Stock)*	651,000	7,955,220
Hartford Financial Services Group, Inc. (The)(a)	131,000	3,006,450
MetLife, Inc.	196,800	7,566,960
Protective Life Corp.	326,000	7,093,760
Travelers Cos., Inc. (The)	271,800	14,160,780
Unum Group	377,000	8,350,550

		89,357,780

Internet — 2.0%
AOL, Inc.*	322,000	7,969,500
Liberty Media Holding Corp. - Interactive (Class A Stock)*	640,000	8,774,400
Symantec Corp.*	523,000	7,933,910

		24,677,810

Iron/Steel — 0.8%
Nucor Corp.	137,900	5,267,780
United States Steel Corp.(a)	101,700	4,458,528

		9,726,308

Lodging — 0.5%
Wyndham Worldwide Corp.	207,000	5,686,290

Media — 6.3%
CBS Corp. (Class B Stock)(a)	540,000	8,564,400
Comcast Corp. (Class A Stock)	673,000	12,167,840
Comcast Corp. (Special Class A Stock)	382,100	6,499,521
DISH Network Corp. (Class A Stock)	367,000	7,031,720
New York Times Co. (The) (Class A Stock)*(a)	745,000	5,766,300
News Corp. (Class A Stock)	766,000	10,003,960
Time Warner, Inc.	260,700	7,990,455
Viacom, Inc. (Class B Stock)	394,200	14,266,098
Walt Disney Co. (The)	190,300	6,300,833

		78,591,127

Metal Fabricate/Hardware — 0.6%
Timken Co.	201,000	7,710,360

Mining — 0.7%
Alcoa, Inc.	750,200	9,084,922

Office Equipment — 0.8%
Avery Dennison Corp.	93,000	3,452,160
Xerox Corp.	620,700	6,424,245

		9,876,405

Oil & Gas — 8.3%
Chevron Corp.	120,620	9,776,251
Devon Energy Corp.	135,700	8,785,218
Exterran Holdings, Inc.*(a)	266,000	6,040,860
Exxon Mobil Corp.	304,700	18,827,413
Halliburton Co.	407,600	13,479,332
Hess Corp.	141,600	8,371,392
Marathon Oil Corp.	434,500	14,381,950
Nabors Industries Ltd. (Bermuda)*	151,000	2,727,060
Noble Corp. (Switzerland)(a)	200,300	6,768,137
Occidental Petroleum Corp.	19,500	1,526,850
Rowan Cos., Inc.*	125,000	3,795,000
Valero Energy Corp.(a)	518,000	9,070,180

		103,549,643

Paper & Forest Products — 1.1%
International Paper Co.	328,000	7,134,000
MeadWestvaco Corp.	295,000	7,192,100

		14,326,100

Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	509,200	13,804,412
Cardinal Health, Inc.	210,000	6,938,400
Eli Lilly & Co.	453,800	16,577,314
Forest Laboratories, Inc.*	274,000	8,474,820
King Pharmaceuticals, Inc.*	795,000	7,918,200
Merck & Co., Inc.	309,141	11,379,480
Pfizer, Inc.	602,300	10,341,491

		75,434,117

Pipelines — 1.3%
Spectra Energy Corp.	383,000	8,636,650
Williams Cos., Inc. (The)	375,000	7,166,250

		15,802,900

Retail — 2.5%
Foot Locker, Inc.	518,000	7,526,540
Gap, Inc. (The)	387,000	7,213,680
Macy’s, Inc.	362,000	8,358,580
Signet Jewelers Ltd. (Bermuda)(a)	238,000	7,554,120

		30,652,920

Semiconductors — 3.4%
Intel Corp.	915,200	17,599,296
Lam Research Corp.*	130,300	5,453,055
LSI Corp.*	3,090,600	14,093,136
National Semiconductor Corp.	458,000	5,848,660

		42,994,147

Software — 1.3%
CA, Inc.	346,000	7,307,520
Microsoft Corp.	384,000	9,404,160

		16,711,680

Telecommunications — 7.7%
AT&T, Inc.	396,400	11,337,040
Corning, Inc.	549,000	10,035,720
Motorola, Inc.*(a)	1,125,000	9,596,250

Qwest Communications International, Inc.(a)	3,011,700	18,883,359
Sprint Nextel Corp.	3,452,400	15,984,612
Telephone & Data Systems, Inc.(a)	175,000	5,740,000
Verizon Communications, Inc.	767,600	25,016,084

		96,593,065

Transportation — 0.5%
Teekay Corp. (Marshall Island)	250,000	6,682,500

TOTAL LONG-TERM INVESTMENTS (cost $1,188,901,107)		1,240,226,606

SHORT-TERM INVESTMENT — 9.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $120,469,696; includes $88,594,244 of cash collateral for securities on loan)(b)(w)	120,469,696	120,469,696

TOTAL INVESTMENTS — 109.1% (cost $1,309,370,803)		1,360,696,302

Liabilities in excess of other assets — (9.1)%		(113,656,656)

NET ASSETS — 100.0%		$1,247,039,646

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $85,720,871; cash collateral of $88,594,244 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$1,240,226,606	$—	$—
Affiliated Money Market Mutual Fund	120,469,696	—	—

Total	$1,360,696,302	$—	$—

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2010 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 116.6%

ASSET-BACKED SECURITIES — 3.8%

Ace Securities Corp., Series 2003-NC1, Class M1	Aa2	1.426	%(c)	07/25/33	$2,710	$2,013,229
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1	Aa1	0.896	%(c)	09/25/34	1,700	1,416,523
Argent Securities, Inc., Series 2004-W10, Class M1	Aa1	0.856	%(c)	10/25/34	8,900	7,411,475
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 144A	Aaa	4.64%		05/20/16	2,140	2,278,353
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class M	B2	6.90	%(c)	04/10/28	2,400	3,079,956
Bayview Financial Asset Trust, Series 2004-SSRA, Class A1, 144A	Ba1	0.856	%(c)	12/25/39	317	250,384
Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3	Aaa	0.826	%(c)	09/25/34	1,860	1,651,254
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A	BB(d)	0.746	%(c)	07/25/35	6,581	5,051,873
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 22A1	CCC(d)	5.176	%(c)	10/25/36	348	224,863
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 144A	B3	0.476	%(c)	12/25/36	394	321,664
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	Baa2	1.906	%(c)	03/25/33	4,429	3,171,350
CDC Mortgage Capital Trust, Series 2003-HE1, Class M1	A1	1.606	%(c)	08/25/33	2,617	2,011,078
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class M1	Aa1	0.806	%(c)	10/25/34	5,630	4,634,526
Countrywide Asset-Backed Certificates, Series 2004-13, Class MF1	Aa1	5.071	%(c)	04/25/35	3,541	1,692,484
Countrywide Asset-Backed Certificates, Series 2004-5, Class M2	Aa3	0.926	%(c)	07/25/34	2,763	1,879,355
Countrywide Asset-Backed Certificates, Series 2005-5, Class M1	Aa3	0.716	%(c)	10/25/35	8,500	7,900,674
Countrywide Asset-Backed Certificates, Series 2006-SD3, Class A1, 144A	BB(d)	0.586	%(c)	07/25/36	1,781	992,369
Countrywide Asset-Backed Certificates, Series 2007-SD1, Class A1, 144A	CCC(d)	0.706	%(c)	03/25/47	456	222,835
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1B	Aa3	0.407	%(c)	11/15/36	734	532,463
EFS Volunteer LLC, Series 2010-1, Class A2, 144A	AAA(d)	1.389	%(c)	10/25/35	2,700	2,655,186
First Franklin Mortgage Loan Asset Backed Certificates, Series 2003-FF5, Class M1	A2	1.156	%(c)	03/25/34	4,549	3,391,259
Fremont Home Loan Trust, Series 2003-B, Class M1	Aa3	1.306	%(c)	12/25/33	2,628	1,998,078
GSAA Home Equity Trust, Series 2007-4, Class A3A	Caa2	0.556	%(c)	03/25/37	4,313	2,321,198
GSAA Home Equity Trust, Series 2007-5, Class 2A3A	Caa1	0.576	%(c)	04/25/47	4,920	2,506,076
GSAA Home Equity Trust, Series 2007-6, Class A4	Caa3	0.556	%(c)	05/25/47	9,370	5,165,109
GSAMP Trust, Series 2004-SEA2, Class A2B	Aaa	0.806	%(c)	03/25/34	2,051	2,009,711
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 144A	Aaa	5.29%		03/25/16	2,640	2,913,871
Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1	Aaa	0.706	%(c)	07/25/34	1,597	1,373,679
Keycorp Student Loan Trust, Series 2003-A, Class 1A2	Aaa	0.758	%(c)	10/25/32	5,248	5,108,727
Lehman XS Trust, Series 2005-5N, Class 1A1	A1	0.556	%(c)	11/25/35	277	196,430
Lehman XS Trust, Series 2005-5N, Class 3A1A	Baa1	0.556	%(c)	11/25/35	395	277,729
Merrill Lynch Mortgage Investors, Inc., Series 2005-SD1, Class A2	AAA(d)	5.666	%(c)	05/25/46	117	115,872
Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1	Aa2	1.276	%(c)	10/25/33	2,809	2,212,039
Nelnet Student Loan Trust, Series 2008-4, Class A4	Aaa	1.978	%(c)	04/25/24	1,890	1,948,141
Novastar Home Equity Loan, Series 2003-3, Class A2C	Aaa	0.786	%(c)	12/25/33	3,124	2,724,393

Ownit Mortgage Loan Asset Backed Certificates, Series 2005-2, Class M2	Aaa	0.706	%(c)	03/25/36	1,108	1,105,464
Park Place Securities, Inc., Series 2004-WHQ2, Class M1	Aa1	0.846	%(c)	02/25/35	2,250	2,220,714
People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1	Aa2	1.156	%(c)	10/25/34	1,565	1,362,874
RAAC, Series 2006-RP3, Class A, 144A	Caa2	0.526	%(c)	05/25/36	2,077	1,180,494
RAAC, Series 2007-SP3, Class A1	Caa1	1.456	%(c)	09/25/47	247	189,409
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3	Aaa	0.496	%(c)	11/25/36	4,100	1,994,187
Saxon Asset Securities Trust, Series 2005-1, Class M1	Aa3	0.716	%(c)	05/25/35	2,759	2,349,719
SLM Student Loan Trust, Series 2003-11, Class A6, 144A	Aaa	0.582	%(c)	12/15/25	3,900	3,707,075
SLM Student Loan Trust, Series 2006-5, Class A5	Aaa	0.608	%(c)	01/25/27	4,620	4,363,797
Soundview Home Equity Loan Trust, Series 2004-WMC1, Class M1	Aa1	0.756	%(c)	01/25/35	2,383	2,059,092
Soundview Home Equity Loan Trust, Series 2006-WF1, Class A2	B1	5.645	%(c)	10/25/36	1,346	1,007,469
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4A1	CCC(d)	5.583	%(c)	05/25/36	2,498	1,959,128
Wachovia Asset Securitization, Inc., Series 2004-HE1, Class A	B2	0.476	%(c)	06/25/34	5,591	4,810,323

TOTAL ASSET-BACKED SECURITIES (cost $114,578,613)						111,963,951

BANK LOANS(c)(g) — 0.6%

Affinion Group, Inc., Tranche Term Loan B	Ba2	5.00%		10/09/16	1,990	1,950,697
Aramark Corp., Term Loan Strip	Ba3	2.408%		01/26/14	157	148,597
Aramark Corp., Term Loan Strip	B	3.539%		06/26/16	309	301,815
Bausch & Lomb, Inc., Term Loan B/DD	B1	3.506%		04/26/15	1,497	1,436,880
Calpine Corp., Term Loan	B1	3.415%		03/29/14	507	449,273
Cengage Learning Acquisitions, Inc., Term Loan	B2	2.54%		07/03/14	1,492	1,338,328
Charter Communications Operating LLC, Term Loan C	Ba2	3.54%		09/06/16	2,859	2,789,520
Community Health System, Inc., Term Loan B	Ba3	2.549%		07/25/14	532	504,515
First Data Corp., Term Loan B2	B1	3.006%		09/24/14	2,378	2,092,431
Graphic Packaging International, Inc., Term Loan B	Ba3	2.513%		05/16/14	890	875,491
Harrah’s Operating Co., Inc., Term Loan B2	Caa1	3.498%		01/28/15	1,009	867,573
HCA, Inc., Term Loan B	Ba3	2.783%		11/17/13	637	612,209
Neiman Marcus Group, Inc., Term Loan B	Baa2	2.276%		04/06/13	1,894	1,832,529
Royalty Pharma, Tranche B Term Loan	Baa2	2.783%		04/16/13	474	469,101
Texas Competitive Electric Holdings Co. LLC, Tranche B3 Term Loan	NR	3.774%		10/10/14	1,960	1,515,420
Tribune Co., Term Loan X(i)	NR	3.23%		06/04/11	183	115,600
VNU Nielsen Finance LLC, Term Loan B	Ba3	4.045%		05/01/16	1,883	1,812,507
VNU Nielsen Finance LLC, Class A, Term Loan A	Ba3	4.045%		08/09/13	117	112,541

TOTAL BANK LOANS (cost $19,468,068)						19,225,027

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%

Bank of America Commercial Mortgage, Inc., Series 2007-5, Class A3	AAA(d)	5.62%		02/10/51	60	63,575
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4	Aaa	5.907	%(c)	09/11/38	5,950	6,642,447
Commercial Mortgage Lease-Backed Certificates, Series 2001-CMLB, Class A1, 144A	Aaa	6.746%		06/20/31	3,789	4,203,016
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	Aaa	5.224	%(c)	04/10/37	1,000	1,078,260
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA	Aaa	4.68%		07/10/39	526	551,676
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4	Aa2	6.002	%(c)	08/10/45	690	721,080
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3	Aaa	5.42%		01/15/49	890	925,971
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5	Aaa	4.739%		07/15/30	5,900	6,383,785

LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4	Aaa	5.372%		09/15/39	490	533,137
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3	AAA(d)	5.347%		11/15/38	1,140	1,219,799
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A3	Aaa	6.72	%(c)	11/15/26	4,091	4,534,567
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	AAA(d)	5.838	%(c)	05/12/39	900	982,140
Morgan Stanley Capital I, Series 2006-IQ12, Class A4	AAA(d)	5.332%		12/15/43	1,570	1,710,423

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $27,076,834)						29,549,876

CORPORATE BONDS — 30.0%

Advertising — 0.1%
WPP Finance UK, Gtd. Notes (United Kingdom)	Baa3	8.00%		09/15/14	1,670	1,991,642

Aerospace — 0.1%
Boeing Co. (The), Sr. Unsec’d. Notes	A2	4.875%		02/15/20	3,060	3,495,612

Aerospace/Defense — 0.2%
L-3 Communications Corp., Gtd. Notes	Ba1	5.875%		01/15/15	500	511,250
L-3 Communications Corp., Gtd. Notes	Ba1	6.375%		10/15/15	520	536,250
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.50%		04/15/20	3,010	3,375,200

						4,422,700

Agriculture — 0.4%
Altria Group, Inc., Gtd. Notes	Baa1	8.50%		11/10/13	2,210	2,646,358
Altria Group, Inc., Gtd. Notes(a)	Baa1	9.25%		08/06/19	4,740	6,353,785
Reynolds American, Inc., Gtd. Notes	Baa3	7.25%		06/01/12	2,100	2,270,904
Reynolds American, Inc., Gtd. Notes	Baa3	7.625%		06/01/16	780	914,989

						12,186,036

Airlines — 0.2%
Continental Airlines, Inc., Sr. Sec’d. Notes, 144A(a)	Ba2	6.75%		09/15/15	5,090	5,159,988
United Air Lines, Inc., Pass-Through Certificates	Baa2	9.75%		01/15/17	1,133	1,248,640

						6,408,628

Automobile Manufacturers
Motors Liquidation Co., Sr. Unsec’d. Notes(a)(i)	NR	8.375%		07/15/33	510	172,125

Banks — 3.8%
Ally Financial, Inc., Gtd. Notes(a)	B3	7.25%		03/02/11	1,899	1,932,232
Ally Financial, Inc., Gtd. Notes, 144A(a)	B3	7.50%		09/15/20	630	670,950
Ally Financial, Inc., Gtd. Notes, 144A	B3	8.00%		03/15/20	1,090	1,190,825
Ally Financial, Inc., Gtd. Notes, 144A	B3	8.30%		02/12/15	360	392,400
Ally Financial, Inc., Sr. Unsec’d. Notes	B3	7.024%		06/15/15	150	108,000
Ally Financial, Inc., Sub. Notes	B3	8.00%		12/31/18	800	822,000
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.625%		07/01/20	520	549,483
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.75%		12/01/17	100	106,915
Bank of America Corp., Sr. Unsec’d. Notes	A2	6.00%		09/01/17	740	801,210
Bank of America Corp., Sr. Unsec’d. Notes	A2	7.375%		05/15/14	410	471,235
Bank of America Corp., Sr. Unsec’d. Notes(a)	A2	7.625%		06/01/19	11,510	13,649,157
Bank of America Corp., Sr. Unsec’d. Notes, MTN	A2	5.65%		05/01/18	2,530	2,680,548
Bank of Tokyo-Mitsubishi UFJ Ltd., Sr. Unsec’d. Notes, 144A (Japan)	Aa2	3.85%		01/22/15	4,550	4,903,235
Barclays Bank PLC, Sr. Unsec’d. Notes (United Kingdom)	Aa3	5.20%		07/10/14	780	864,726
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)	Baa1	6.05%		12/04/17	1,980	2,147,278
Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A (Australia)	Aa1	3.75%		10/15/14	2,080	2,222,927
Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A (Australia)	Aa1	5.00%		10/15/19	1,050	1,138,253
Credit Agricole SA, Jr. Sub. Notes, 144A (France)(a)	A3	8.375	%(c)	12/31/49	5,800	6,206,000
HSBC Bank USA, Sub. Notes	A1	4.875%		08/24/20	3,000	3,129,000
ICICI Bank Ltd., Jr. Sub. Notes (India)	NR	6.375	%(c)	04/30/22	1,830	1,839,424
ICICI Bank Ltd., Jr. Sub. Notes, 144A (India)	Ba1	6.375	%(c)	04/30/22	480	482,472
Intesa Sanpaolo SpA, Sr. Notes, 144A (Italy)	Aa2	3.625%		08/12/15	3,150	3,187,416
Kaupthing Bank, Sr. Notes, 144A (Iceland) (cost $4,589,281; purchased 02/25/08)(f)(g)(i)	NR	7.625%		02/28/15	5,480	1,370,000
Nordea Bank AB, Sr. Notes, 144A (Sweden)	Aa2	4.875%		01/27/20	1,480	1,605,282

Nordea Bank AB, Sr. Unsec’d. Notes, 144A (Sweden)	Aa2	3.70%		11/13/14	2,870	3,031,469
Rabobank Nederland NV, Jr. Sub. Notes, 144A (Netherlands)	A2	11.00	%(c)	12/31/49	1,415	1,839,500
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes (United Kingdom)	A1	6.40%		10/21/19	5,210	5,649,753
Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom)	Ba2	5.00%		11/12/13	800	805,944
Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom)	Ba2	5.00%		10/01/14	8,320	8,338,712
Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom)	Ba2	6.375%		02/01/11	100	101,446
Royal Bank of Scotland PLC (The), Bank Gtd. Notes (United Kingdom)	Aa3	3.95%		09/21/15	2,960	2,990,947
Royal Bank of Scotland PLC (The), Bank Gtd. Notes (United Kingdom)	Aa3	4.875%		03/16/15	1,100	1,157,278
Santander US Debt SA Unipersonal, Bank Gtd. Notes, 144A (Spain)	Aa2	3.724%		01/20/15	3,990	4,047,927
Shinsei Finance Cayman Ltd., Jr. Sub. Notes, 144A (Cayman Islands)	B1	6.418	%(c)	01/29/49	2,010	1,318,391
Sumitomo Mitsui Banking Corp., Sr. Unsec’d. Notes, 144A (Japan)	Aa2	3.15%		07/22/15	4,560	4,786,486
UBS AG, Sr. Unsec’d. Notes (Switzerland)	Aa3	3.875%		01/15/15	3,300	3,444,289
UBS AG, Sr. Unsec’d. Notes (Switzerland)(a)	Aa3	4.875%		08/04/20	2,230	2,351,357
Wachovia Corp., Sr. Unsec’d. Notes	A1	5.75%		02/01/18	8,170	9,310,369
Wachovia Corp., Sub. Notes	A2	5.625%		10/15/16	5,220	5,807,229
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	3.75%		10/01/14	300	317,891
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	4.375%		01/31/13	800	853,771
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.25%		10/23/12	500	541,088
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.30%		08/26/11	1,990	2,076,320
Wells Fargo Capital X, Ltd. Gtd. Notes(a)	Baa2	5.95%		12/15/36	1,730	1,685,534

						112,926,669

Beverages — 0.8%
Anheuser-Busch InBev Worldwide Inc., Gtd. Notes(a)	Baa2	5.00%		04/15/20	2,310	2,545,352
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa2	5.375%		01/15/20	5,520	6,230,926
Diageo Capital PLC, Gtd. Notes (United Kingdom)	A3	4.828%		07/15/20	3,490	3,919,228
Dr. Pepper Snapple Group, Inc., Gtd. Notes	Baa2	6.82%		05/01/18	4,330	5,357,271
PepsiCo, Inc., Sr. Unsec’d. Notes	Aa3	7.90%		11/01/18	3,420	4,556,381

						22,609,158

Biotechnology
FMC Finance III SA, Gtd. Notes (Luxembourg)	Ba2	6.875%		07/15/17	1,323	1,415,610

Cable Television — 0.9%
Charter Communications Operating LLC, Sec’d. Notes, 144A	B1	8.00%		04/30/12	180	190,800
Charter Communications Operating LLC, Sec’d. Notes, 144A	B1	10.875%		09/15/14	2,025	2,293,313
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.50%		06/15/15	2,900	3,168,250
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.75%		07/01/18	740	882,551
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.75%		06/15/39	1,990	2,296,382
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.30%		07/01/38	1,210	1,486,294
Time Warner Cable, Inc., Gtd. Notes(a)	Baa2	8.25%		04/01/19	4,100	5,293,416
Time Warner Entertainment Co. LP, Gtd. Notes	Baa2	8.375%		07/15/33	1,350	1,749,605
Time Warner Entertainment Co. LP, Gtd. Notes	Baa2	10.15%		05/01/12	2,110	2,392,004
Time Warner, Inc., Gtd. Notes(a)	Baa2	4.70%		01/15/21	5,570	5,901,894

						25,654,509

Chemicals — 0.4%
Ashland, Inc., Gtd. Notes(a)	Ba1	9.125%		06/01/17	4,230	4,843,350
CF Industries, Inc., Gtd. Notes	B1	6.875%		05/01/18	2,270	2,443,087
CF Industries, Inc., Gtd. Notes	B1	7.125%		05/01/20	2,010	2,198,438
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.75%		03/15/13	260	284,752
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	6.65%		03/15/18	830	1,005,619

						10,775,246

Coal — 0.2%
CONSOL Energy, Inc., Gtd. Notes, 144A(a)	B1	8.25%		04/01/20	2,520	2,753,100
Peabody Energy Corp., Gtd. Notes	Ba1	6.50%		09/15/20	2,180	2,346,225

Peabody Energy Corp., Gtd. Notes	Ba1	7.875%		11/01/26	330	363,825

						5,463,150

Commercial Services
Stonemor Operating LLC / Cornerstone Family Services of West Virginia / Osiris Holding, Gtd. Notes, 144A	B3	10.25%		12/01/17	730	775,625

Containers & Packaging — 0.1%
Ball Corp., Gtd. Notes	Ba1	6.75%		09/15/20	2,010	2,130,600

Diversified
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Baa3	9.75%		05/15/14	36	44,385
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Baa3	10.25%		05/15/16	523	635,445
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Baa3	10.75%		05/15/19	74	93,188

						773,018

Diversified Financial Services — 6.5%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%		05/20/19	6,660	8,600,757
American Express Co., Sub. Notes	Baa2	6.80	%(c)	09/01/66	1,230	1,230,000
American General Finance Corp., Sr. Unsec’d. Notes, MTN	B3	6.90%		12/15/17	840	701,400
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	6.40%		10/02/17	3,650	4,251,407
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	7.25%		02/01/18	6,429	7,831,390
Boeing Capital Corp., Sr. Unsec’d. Notes(a)	A2	4.70%		10/27/19	1,570	1,751,720
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes	A2	6.125%		02/17/14	4,170	4,793,498
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	5.45%		04/15/18	1,200	1,391,136
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		10/15/14	2,360	2,560,763
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.00%		12/13/13	6,400	7,016,858
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.00%		08/15/17	490	529,494
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.01%		01/15/15	9,950	10,939,020
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.375%		08/12/14	2,580	2,865,028
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.50%		08/19/13	2,100	2,320,227
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.875%		03/05/38	6,230	6,958,449
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%		07/15/39	1,230	1,553,716
Citigroup, Inc., Sub. Notes	Baa1	5.00%		09/15/14	2,300	2,388,872
Citigroup, Inc., Unsec’d. Notes(a)	A3	8.50%		05/22/19	2,030	2,509,772
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	Ba3	12.00%		05/15/15	3,200	4,030,294
General Electric Capital Corp., FDIC Gtd. Notes, MTN(a)	Aaa	2.125%		12/21/12	4,870	5,025,066
General Electric Capital Corp., Notes	Aa2	4.375%		09/16/20	7,830	7,858,994
General Electric Capital Corp., Sr. Unsec’d. Notes(a)	Aa2	5.50%		01/08/20	7,000	7,657,356
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.625%		05/01/18	2,680	2,974,736
General Electric Capital Corp., Sr. Unsec’d. Notes(a)	Aa2	5.90%		05/13/14	2,230	2,525,707
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	6.00%		06/15/12	2,370	2,557,763
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	6.00%		08/07/19	2,410	2,711,696
General Electric Capital Corp., Sub. Notes	Aa3	6.375	%(c)	11/15/67	3,580	3,571,050
Goldman Sachs Capital II, Ltd. Gtd. Notes	Baa2	5.793	%(c)	12/31/49	730	619,588
Goldman Sachs Group, Inc. (The), Sr. Notes(a)	A1	6.00%		06/15/20	6,750	7,424,237
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	3.625%		08/01/12	770	801,452
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	4.75%		07/15/13	370	397,249
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.25%		10/15/13	1,110	1,206,450
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.30%		02/14/12	220	231,378
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.375%		03/15/20	4,380	4,616,573
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.45%		11/01/12	1,240	1,337,295
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.95%		01/18/18	1,200	1,317,994
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.60%		01/15/12	490	522,231
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	7.50%		02/15/19	4,530	5,389,590
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	6.00%		05/01/14	2,000	2,231,306
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.50%		09/01/14	1,930	2,069,925
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.75%		09/01/16	9,610	10,282,700
JPMorgan Chase & Co., Sub. Notes	A1	5.15%		10/01/15	3,160	3,464,848
JPMorgan Chase & Co., Sub. Notes	A1	6.125%		06/27/17	2,660	3,010,641
Lehman Brothers Holdings, Inc., Jr. Sub. Notes(i)	NR	6.50%		07/19/17	3,140	314
Lehman Brothers Holdings, Inc., Sub. Notes, MTN(i)	NR	6.75%		12/28/17	1,040	104
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%		04/25/18	8,420	9,444,680

Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	5.45%		02/05/13	3,350	3,597,699
Merrill Lynch & Co., Inc., Sub. Notes	A3	5.70%		05/02/17	500	517,119
Merrill Lynch & Co., Inc., Sub. Notes	A3	6.05%		05/16/16	320	340,605
Morgan Stanley, Notes, MTN	A2	5.625%		01/09/12	1,270	1,337,429
Morgan Stanley, Sr. Unsec’d. Notes	A2	4.20%		11/20/14	180	186,610
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.50%		01/26/20	1,170	1,202,586
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.55%		04/27/17	3,350	3,549,821
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%		09/23/19	4,670	4,862,175
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.625%		04/01/18	4,180	4,634,178
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	Baa1	5.75%		01/20/20	2,501	2,782,885
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	Baa1	6.125%		10/06/16	970	1,085,784
Petroplus Finance Ltd., Sr. Sec’d. Notes, 144A (Bermuda)	B2	6.75%		05/01/14	1,740	1,592,100
Resona Preferred Global Securities Cayman Ltd., Jr. Sub. Notes, 144A (Cayman Islands)	Ba2	7.191	%(c)	12/31/49	670	656,747
RSHB Capital SA, Sr. Sec’d. Notes (Luxembourg)	NR	6.299%		05/15/17	1,080	1,127,250

						190,947,712

Electric — 1.5%
AES Corp. (The), Sr. Unsec’d. Notes(a)	B1	8.00%		06/01/20	4,540	4,925,900
Calpine Construction Finance Co. LP and CCFC Finance Corp., Sr. Sec’d. Notes, 144A(a)	Ba3	8.00%		06/01/16	1,995	2,134,650
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.25%		10/15/17	1,000	1,017,500
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	5.20%		08/15/19	3,000	3,430,515
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	5.70%		09/17/12	3,380	3,685,035
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	8.875%		01/15/19	960	1,305,858
Energy Future Holdings Corp., Gtd. Notes, PIK	Caa3	11.25%		11/01/17	2,107	1,006,161
Energy Future Intermediate Holding Co. LLC, Sr. Sec’d. Notes	Caa3	10.00%		12/01/20	5,043	5,004,749
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	6.45%		11/15/11	161	168,713
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	7.375%		11/15/31	9,720	10,561,227
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	9.125%		05/01/31	3,000	2,842,500
NRG Energy, Inc., Gtd. Notes	B1	7.375%		02/01/16	3,805	3,914,394
NRG Energy, Inc., Gtd. Notes	B1	7.375%		01/15/17	670	686,750
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.05%		03/01/34	4,230	4,795,356

						45,479,308

Electronic Components & Equipment
National Semiconductor Corp., Sr. Unsec’d. Notes	Baa1	6.60%		06/15/17	320	373,009

Environmental Control — 0.2%
Allied Waste North America, Inc., Gtd. Notes	Baa3	7.125%		05/15/16	5,000	5,356,250

Financial Services — 1.3%
BAC Capital Trust XI, Ltd., Ltd. Gtd. Notes	Baa3	6.625%		05/23/36	620	640,022
Countrywide Financial Corp., Sub. Notes	A3	6.25%		05/15/16	510	548,905
Credit Suisse AG, Sub. Notes (Switzerland)	Aa2	5.40%		01/14/20	4,000	4,267,032
Credit Suisse AG, Sub. Notes (Switzerland)	Aa2	6.00%		02/15/18	2,185	2,413,040
El Paso Performance-Linked Trust, Sr. Unsec’d. Notes, 144A	Ba3	7.75%		07/15/11	810	838,577
General Motors Acceptance Corp., Inc., Gtd. Notes	B3	6.625%		05/15/12	3,166	3,276,810
Lloyds TSB Bank PLC, Bank Gtd. Notes, 144A, MTN (United Kingdom)	Aa3	4.375%		01/12/15	4,190	4,291,059
Lloyds TSB Bank PLC, Bank Gtd. Notes, 144A, MTN (United Kingdom)	Aa3	5.80%		01/13/20	690	722,830
Lloyds TSB Bank PLC, Gtd. Notes, 144A, MTN (United Kingdom)	Baa2	6.50%		09/14/20	1,500	1,514,452
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.125%		08/27/12	1,410	1,425,408
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.00%		03/23/20	15,940	15,817,708
Suntrust Capital VIII, Ltd., Ltd. Gtd. Notes	Baa3	6.10	%(c)	12/01/66	3,110	2,892,300
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	7.875%		03/13/18	743	837,733

						39,485,876

Food — 1.0%
Delhaize Group SA, Gtd. Notes (Belgium)	Baa3	6.50%		06/15/17	3,470	4,137,569
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%		02/10/20	11,410	12,745,529
Kroger Co. (The), Gtd. Notes	Baa2	5.00%		04/15/13	1,800	1,960,895
Kroger Co. (The), Gtd. Notes	Baa2	6.15%		01/15/20	2,280	2,709,226

McDonald’s Corp., Sr. Unsec’d. Notes, MTN(a)	A3	5.35%		03/01/18	3,610	4,229,169
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	3.95%		08/15/20	1,000	1,005,634
Safeway, Inc., Sr. Unsec’d. Notes(a)	Baa2	6.35%		08/15/17	2,970	3,509,747

						30,297,769

Forest & Paper Products — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba2	8.25%		05/01/16	3,455	3,839,369

Gaming — 0.1%
Boyd Gaming Corp., Sr. Sub. Notes(a)	Caa1	7.125%		02/01/16	1,100	919,875
MGM Resorts International, Gtd. Notes	Caa1	7.625%		01/15/17	110	92,675
MGM Resorts International, Sr. Sec’d. Notes	B1	10.375%		05/15/14	110	122,375
MGM Resorts International, Sr. Sec’d. Notes	B1	11.125%		11/15/17	260	296,075
Station Casinos, Inc., Sr. Unsec’d. Notes(g)(i)	NR	7.75%		08/15/16	880	88

						1,431,088

Healthcare — Services — 1.1%
CHS / Community Health Systems, Inc., Gtd. Notes	B3	8.875%		07/15/15	1,880	1,997,500
DaVita, Inc., Gtd. Notes	B2	7.25%		03/15/15	2,250	2,335,781
HCA, Inc., Sec’d. Notes	B2	9.625%		11/15/16	3,625	3,932,584
Humana, Inc., Sr. Unsec’d. Notes	Baa3	6.30%		08/01/18	3,000	3,279,156
Medtronic, Inc., Sr. Unsec’d. Notes	A1	4.45%		03/15/20	1,910	2,091,828
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.00%		03/01/19	4,820	5,839,256
Tenet Healthcare Corp., Sr. Sec’d. Notes	B1	8.875%		07/01/19	553	610,374
Tenet Healthcare Corp., Sr. Sec’d. Notes	B1	9.00%		05/01/15	160	174,000
Tenet Healthcare Corp., Sr. Sec’d. Notes	B1	10.00%		05/01/18	2,020	2,307,850
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	Caa1	9.25%		02/01/15	1,000	1,073,750
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%		02/15/13	590	634,114
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%		04/01/13	650	700,901
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.00%		11/15/17	45	52,509
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.00%		02/15/18	2,170	2,533,123
Wellpoint, Inc., Sr. Unsec’d. Notes	Baa1	5.875%		06/15/17	1,800	2,074,489
Wellpoint, Inc., Sr. Unsec’d. Notes(a)	Baa1	7.00%		02/15/19	2,580	3,141,692

						32,778,907

Insurance — 0.7%
American International Group, Inc., Jr. Sub. Notes	Ba2	6.25%		03/15/87	1,020	874,650
American International Group, Inc., Sr. Unsec’d. Notes, MTN(a)	A3	5.85%		01/16/18	2,320	2,401,200
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	Aa2	3.20%		02/11/15	2,860	3,033,090
MetLife, Inc., Jr. Sub. Notes	Baa2	6.40%		12/15/66	2,380	2,225,300
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.75%		02/08/21	2,160	2,291,553
MetLife, Inc., Sr. Unsec’d. Notes(a)	A3	5.875%		02/06/41	2,990	3,252,256
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%		02/15/19	760	967,251
Pacific Life Global Funding, Sr. Sec’d. Notes, 144A	A1	5.15%		04/15/13	1,230	1,328,326
Teachers Insurance & Annuity Association of America, Notes, 144A	Aa2	6.85%		12/16/39	3,560	4,380,861
Travelers Cos., Inc. (The), Jr. Sub. Notes	A3	6.25	%(c)	03/15/67	1,330	1,276,800

						22,031,287

Machinery & Equipment — 0.1%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	5.35%		04/03/18	2,280	2,642,468

Media — 1.0%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	7.75%		04/15/18	1,400	1,480,500
CCO Holdings LLC CCO Holdings Capital Corp., Gtd. Notes, 144A(a)	B2	8.125%		04/30/20	1,750	1,855,000
Comcast Corp., Gtd. Notes(a)	Baa1	5.15%		03/01/20	3,640	3,978,152
Comcast Corp., Gtd. Notes	Baa1	5.70%		05/15/18	2,430	2,781,431
Comcast Corp., Gtd. Notes	Baa1	6.40%		03/01/40	290	322,432
Comcast Corp., Gtd. Notes	Baa1	6.50%		01/15/15	3,890	4,561,013
Comcast Corp., Gtd. Notes(a)	Baa1	6.50%		01/15/17	2,390	2,843,137
Comcast Corp., Gtd. Notes	Baa1	6.95%		08/15/37	320	375,229
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	5.45%		12/15/14	2,460	2,782,801
DISH DBS Corp., Gtd. Notes	Ba3	7.75%		05/31/15	600	639,750
DISH DBS Corp., Gtd. Notes	Ba3	7.875%		09/01/19	3,015	3,244,894
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.375%		04/01/21	5,090	5,152,017

Sun Media Corp., Gtd. Notes (Canada)	Ba2	7.625%	02/15/13	820	824,100

					30,840,456

Media & Entertainment — 0.2%
Intelsat Jackson Holdings SA, Gtd. Notes (Luxembourg)	B3	9.50%	06/15/16	1,465	1,562,056
Intelsat Jackson Holdings SA, Gtd. Notes (Luxembourg)	Caa2	11.25%	06/15/16	690	750,375
Intelsat Jackson Holdings SA, Gtd. Notes, 144A (Luxembourg)	B3	8.50%	11/01/19	25	27,125
Intelsat Jackson Holdings SA, Sr. Unsec’d. Notes, 144A (Luxembourg)	B3	7.25%	10/15/20	2,910	2,924,550

					5,264,106

Metals & Mining — 1.0%
Alcoa, Inc., Sr. Unsec’d. Notes	Baa3	6.00%	07/15/13	120	130,544
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%	04/01/17	5,955	6,647,269
Rio Tinto Finance USA Ltd., Gtd. Notes (Australia)	Baa1	6.50%	07/15/18	2,500	3,014,782
Rio Tinto Finance USA Ltd., Gtd. Notes (Australia)	Baa1	9.00%	05/01/19	6,590	9,196,220
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.375%	11/01/12	500	534,375
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.75%	04/15/16	105	109,200
Steel Dynamics, Inc., Gtd. Notes, 144A(a)	Ba2	7.625%	03/15/20	3,080	3,195,500
Vale Overseas Ltd., Gtd. Notes (Cayman Islands)	Baa2	6.875%	11/21/36	2,810	3,210,307
Vale Overseas Ltd., Gtd. Notes (Cayman Islands)	Baa2	8.25%	01/17/34	515	655,599
Vedanta Resources PLC, Sr. Unsec’d. Notes (United Kingdom)	NR	8.75%	01/15/14	400	429,500
Vedanta Resources PLC, Sr. Unsec’d. Notes (United Kingdom)	NR	9.50%	07/18/18	900	969,750
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A (United Kingdom)(a)	Ba2	8.75%	01/15/14	1,420	1,526,500

					29,619,546

Oil, Gas & Consumable Fuels — 3.9%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	Ba1	6.375%	09/15/17	1,100	1,212,150
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	Ba1	6.45%	09/15/36	7,215	7,223,680
Apache Corp., Sr. Unsec’d. Notes	A3	5.10%	09/01/40	3,570	3,591,602
Apache Corp., Sr. Unsec’d. Notes	A3	6.00%	01/15/37	1,680	1,905,332
Baker Hughes, Inc., Sr. Unsec’d. Notes	A2	7.50%	11/15/18	3,380	4,313,627
BP Capital Markets PLC, Gtd. Notes (United Kingdom)	A2e	3.125%	10/01/15	7,620	7,660,028
Chesapeake Energy Corp., Gtd. Notes(a)	Ba3	6.50%	08/15/17	2,280	2,365,500
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.625%	08/15/20	450	470,250
Chesapeake Energy Corp., Gtd. Notes(a)	Ba3	7.25%	12/15/18	1,415	1,524,662
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	9.50%	05/15/16	4,000	4,320,000
Complete Production Services, Inc., Gtd. Notes	B1	8.00%	12/15/16	1,000	1,030,000
Conoco, Inc., Sr. Unsec’d. Notes	A1	6.95%	04/15/29	1,615	2,075,290
ConocoPhillips, Gtd. Notes	A1	6.00%	01/15/20	2,140	2,633,056
ConocoPhillips, Gtd. Notes	A1	6.50%	02/01/39	4,090	5,122,962
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	7.95%	04/15/32	3,800	5,150,079
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	6.70%	07/01/18	50	58,234
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	9.00%	04/15/19	4,160	5,330,458
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.30%	08/15/31	2,280	2,804,897
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.875%	10/01/29	190	245,958
Hess Corp., Sr. Unsec’d. Notes(a)	Baa2	8.125%	02/15/19	7,170	9,427,252
Kerr-Mcgee Corp., Gtd. Notes	Ba1	7.875%	09/15/31	3,550	4,033,201
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.95%	02/15/18	2,570	2,902,491
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	6.00%	02/01/17	1,050	1,184,409
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes, MTN	Baa2	6.95%	01/15/38	1,850	2,106,097
Linn Energy LLC / Linn Energy Finance Corp., Gtd. Notes, 144A(a)	B2	7.75%	02/01/21	1,040	1,045,200
Linn Energy LLC / Linn Energy Finance Corp., Sr. Unsec’d. Notes, 144A	B2	8.625%	04/15/20	520	551,200
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A2	7.00%	11/01/13	2,800	3,293,892
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	Caa3	8.25%	12/15/14	320	243,200
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	6.625%	06/15/35	6,070	6,631,050
Petroleos Mexicanos, Gtd. Notes, 144A (Mexico)	Baa1	5.50%	01/21/21	980	1,043,700
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	6.875%	03/01/21	2,320	2,511,400
SandRidge Energy, Inc., Gtd. Notes, 144A	B3	8.75%	01/15/20	295	292,788

SandRidge Energy, Inc., Gtd. Notes, 144A(a)	B3	9.875%		05/15/16	780	805,350
SandRidge Energy, Inc., Gtd. Notes, PIK(a)	B3	8.625%		04/01/15	2,590	2,590,000
Shell International Finance BV, Gtd. Notes (Netherlands)	Aa1	4.375%		03/25/20	5,270	5,801,016
Total Capital SA, Gtd. Notes (France)	Aa1	4.45%		06/24/20	2,500	2,735,757
Transocean, Inc., Sr. Unsec’d. Notes (Cayman Islands)(a)	Baa3	5.25%		03/15/13	1,240	1,304,127
XTO Energy, Inc., Sr. Unsec’d. Notes	Aaa	5.50%		06/15/18	2,032	2,434,182
XTO Energy, Inc., Sr. Unsec’d. Notes	Aaa	6.25%		08/01/17	2,210	2,740,438
XTO Energy, Inc., Sr. Unsec’d. Notes	Aaa	7.50%		04/15/12	1,020	1,123,797

						113,838,312

Pharmaceuticals — 0.5%
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	5.65%		05/15/18	4,820	5,726,218
Pfizer, Inc., Sr. Unsec’d. Notes	A1	6.20%		03/15/19	4,000	4,925,020
Pfizer, Inc., Sr. Unsec’d. Notes	A1	7.20%		03/15/39	180	244,893
Wyeth, Gtd. Notes	A1	5.45%		04/01/17	730	850,377
Wyeth, Gtd. Notes	A1	5.95%		04/01/37	1,290	1,521,907

						13,268,415

Pipelines — 0.6%
Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.25%		01/31/20	3,020	3,269,549
Enterprise Products Operating LLC, Gtd. Notes	Baa3	6.50%		01/31/19	5,820	6,782,407
Enterprise Products Operating LLC, Gtd. Notes	Ba1	8.375	%(c)	08/01/66	4,000	4,175,000
Williams Cos., Inc., (The), Sr. Unsec’d. Notes(a)	Baa3	7.50%		01/15/31	2,578	2,916,909
Williams Partners LP, Sr. Unsec’d. Notes	Baa3	5.25%		03/15/20	1,140	1,239,265

						18,383,130

Pipelines & Other — 0.1%
El Paso Corp., Sr. Unsec’d. Notes(a)	Ba3	7.00%		06/15/17	2,340	2,484,766

Real Estate Investment Trust
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Baa3	6.50%		06/01/16	880	918,420

Retail & Merchandising — 0.5%
CVS Caremark Corp., Notes(a)	Baa2	6.60%		03/15/19	5,670	6,880,585
CVS Caremark Corp., Pass-Through Certificates	Baa2	6.943%		01/10/30	963	1,084,163
Sears Holding Corp., Sr. Sec’d. Notes, 144A	Ba1	6.625%		10/15/18	1,210	1,219,450
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.25%		04/15/13	960	1,041,629
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.875%		07/08/40	2,500	2,553,363
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.80%		02/15/18	740	890,213
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	6.20%		04/15/38	1,030	1,241,814

						14,911,217

Telecommunications — 1.8%
America Movil SAB de CV, Gtd. Notes (Mexico)	A2	5.00%		03/30/20	1,850	1,995,293
America Movil SAB de CV, Gtd. Notes (Mexico)	A2	5.625%		11/15/17	1,310	1,477,963
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.50%		02/01/18	4,630	5,370,133
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.30%		01/15/38	250	282,367
AT&T, Inc., Sr. Unsec’d. Notes(a)	A2	6.55%		02/15/39	480	558,228
British Telecommunications PLC, Sr. Unsec’d. Notes (United Kingdom)	Baa2	5.95%		01/15/18	870	969,926
Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.50%		11/15/18	2,110	2,873,039
Cricket Communications, Inc., Sr. Sec’d. Notes	Ba2	7.75%		05/15/16	780	827,775
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)	Baa1	5.75%		03/23/16	3,380	3,899,347
Inmarsat Finance PLC, Gtd. Notes, 144A (United Kingdom)(a)	Ba2	7.375%		12/01/17	480	501,600
Koninklijke KPN NV, Sr. Unsec’d. Notes (Netherlands)	Baa2	8.375%		10/01/30	4,950	6,821,600
Qwest Communications International, Inc., Gtd. Notes	Ba2	7.50%		02/15/14	1,140	1,162,800
Sprint Capital Corp., Gtd. Notes	Ba3	6.90%		05/01/19	250	251,250
Sprint Capital Corp., Gtd. Notes	Ba3	8.75%		03/15/32	180	189,000
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)	Ba3	6.00%		12/01/16	4,460	4,404,250
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	5.25%		10/01/15	1,330	1,435,251
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	6.999%		06/04/18	2,490	2,860,325
Telefonica Emisiones SAU, Gtd. Notes (Spain)	Baa1	6.221%		07/03/17	4,000	4,670,276
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.10%		04/15/18	8,310	9,881,994
Verizon Global Funding Corp., Sr. Unsec’d. Notes	A3	7.375%		09/01/12	400	448,299

Windstream Corp., Gtd. Notes	Ba3	8.625%		08/01/16		895	946,463

							51,827,179

Tobacco — 0.2%
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%		06/23/19		4,000	4,578,648

Transportation — 0.2%
Kansas City Southern de Mexico SA de CV, Sr. Unsec’d. Notes (Mexico)	B2	12.50%		04/01/16		406	486,185
Railamerica, Inc., Sr. Sec’d. Notes	B1	9.25%		07/01/17		3,790	4,154,788

							4,640,973

Utilities — 0.2%
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	5.625%		11/30/12		2,940	3,214,687
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	3.95%		09/15/14		250	269,316
Mirant Mid Atlantic LLC, Pass-Through Certificates	Ba1	10.06%		12/30/28		1,403	1,550,297
Tennessee Valley Authority, Notes	Aaa	5.25%		09/15/39		1,440	1,671,312

							6,705,612

TOTAL CORPORATE BONDS (cost $834,858,952)							883,144,151

FOREIGN GOVERNMENT BONDS — 1.4%
Brazil Notas do Tesouro Nacional, Notes (Brazil)	NR	10.00%		01/01/12	BRL	40,354	24,012,156
Brazil Notas do Tesouro Nacional, Series F, Notes (Brazil)	Baa3	10.00%		01/01/14	BRL	2,663	1,533,695
Brazil Notas do Tesouro Nacional, Series F, Notes (Brazil)	Baa3	10.00%		01/01/17	BRL	10,025	5,627,035
Russian Foreign Bond, Sr. Unsec’d. Notes (Russia)	Ba1	7.50%		03/31/30	RUB	7,849	9,384,051

TOTAL FOREIGN GOVERNMENT BONDS (cost $38,066,462)							40,556,937

MUNICIPAL BONDS — 0.1%

California
California State, General Obligation Bonds	A1	7.30%		10/01/39		1,600	1,693,520

Georgia — 0.1%
Georgia Electric Authority, Revenue Bonds	A2	6.637%		04/01/49		1,480	1,591,267
Georgia Electric Authority, Revenue Bonds	A2	6.655%		04/01/57		820	868,962

							2,460,229

TOTAL MUNICIPAL BONDS (cost $3,913,116)							4,153,749

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 8.1%

Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1	Caa1	2.906	%(c)	07/25/35		777	650,026
Adjustable Rate Mortgage Trust, Series 2005-5, Class 1A1	Caa3	2.62	%(c)	09/25/35		766	534,022
American Home Mortgage Assets, Series 2006-2, Class 2A1	B2	0.446	%(c)	09/25/46		608	322,972
Bank of America Funding Corp., Series 2005-F, Class 2A1	Caa3	3.106	%(c)	09/20/35		140	81,049
Bank of America Funding Corp., Series 2006-2, Class 2A2	Caa1	6.25%		03/25/36		5,000	4,488,345
Bank of America Mortgage Securities, Inc., Series 2003-H, Class 3A1	Aaa	3.168	%(c)	09/25/33		872	880,397
Bank of America Mortgage Securities, Inc., Series 2005-12, Class A2	B2	1.156	%(c)	01/25/36		5,835	4,739,141
Bank of America Mortgage Securities, Inc., Series 2005-H, Class 2A1	B(d)	3.179	%(c)	09/25/35		504	429,157
Bayview Financial Acquisition Trust, Series 2007-A, Class 1A2	Aaa	6.205	%(s)	05/28/37		3,200	3,153,603
BCAP LLC Trust, Series 2006-AA1, Class A1	Caa2	0.446	%(c)	10/25/36		5,801	3,150,942
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A3	BB(d)	3.063	%(c)	10/25/35		150	127,252
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 11A1	Caa3	3.274	%(c)	02/25/36		1,049	695,091

Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 24A1	Caa2	5.596	%(c)	02/25/36	598	433,688
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1	CCC(d)	2.944	%(c)	10/25/36	1,120	685,488
Bear Stearns Alt-A Trust, Series 2004-13, Class A1	Aaa	0.996	%(c)	11/25/34	275	223,174
Bear Stearns Alt-A Trust, Series 2006-3, Class 22A1	Ca2	5.354	%(c)	05/25/36	2,025	969,477
Bear Stearns Asset Backed Securities Trust, Series 2003-AC5, Class A3	Aaa	0.856	%(c)	10/25/33	892	808,356
Bear Stearns Asset Backed Securities Trust, Series 2005-AC9, Class A3	Caa2	0.606	%(c)	12/25/35	8,596	5,389,834
Chevy Chase Mortgage Funding Corp., Series 2004-3A, Class A2, 144A	A3	0.556	%(c)	08/25/35	16	10,467
Chevy Chase Mortgage Funding Corp., Series 2004-4A, Class A2, 144A	Aa3	0.546	%(c)	10/25/35	44	27,257
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A2, 144A	A3	0.456	%(c)	01/25/36	22	13,681
Chevy Chase Mortgage Funding Corp., Series 2005-2A, Class A2, 144A	Baa1	0.486	%(c)	05/25/36	51	28,979
Chevy Chase Mortgage Funding Corp., Series 2005-3A, Class A2, 144A	A3	0.486	%(c)	07/25/36	359	224,891
Chevy Chase Mortgage Funding Corp., Series 2006-1A, Class A2, 144A	B1	0.456	%(c)	12/25/46	29	17,135
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A1A	CCC(d)	3.314	%(c)	10/25/35	653	474,474
Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 144A	NR	4.625	%(c)	02/25/36	5,669	5,556,907
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1A	Aa3	0.407	%(c)	11/15/36	385	279,032
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A1	Baa2	3.251	%(c)	11/20/34	372	330,948
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A2	Baa2	3.251	%(c)	11/20/34	856	742,563
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 1A2	A1	0.546	%(c)	04/25/35	7,706	4,899,862
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J2, Class 3A10	B3	47.781	%(c)	08/25/35	392	677,025
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R3, Class AF, 144A	Ba3	0.656	%(c)	09/25/35	688	582,316
Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2005-1, Class 1A1	B2	0.756	%(c)	02/25/35	5,811	4,372,535
Federal Home Loan Mortgage Corp., Series 2808, Class FT	Aaa	0.607	%(c)	04/15/33	4,038	4,034,209
Federal National Mortgage Assoc., Series 2004-38, Class FK	Aaa	0.606	%(c)	05/25/34	4,580	4,581,297
Federal National Mortgage Assoc., Series 2010-110, Class AE	Aaa	9.75%		11/25/18	12,086	13,954,829
First Horizon Asset Securities, Inc., Series 2004-AR7, Class 4A1	BBB+(d)	5.336	%(c)	02/25/35	478	472,663
Government National Mortgage Assoc., Series 2009-61, Class WQ	Aaa	5.993	%(c)	11/16/35	5,579	849,211
Government National Mortgage Assoc., Series 2010-47, Class VS	Aaa	5.993	%(c)	11/16/37	4,001	551,375
Government National Mortgage Assoc., Series 2010-H02, Class FA	Aaa	0.937	%(c)	02/20/60	6,850	6,971,169
Government National Mortgage Assoc., Series 2010-H10, Class FC	Aaa	1.327	%(c)	05/20/60	8,954	9,197,828
Government National Mortgage Assoc., Series 2010-H11, Class FA	Aaa	1.257	%(c)	06/20/60	8,860	9,124,444
Government National Mortgage Assoc.. Series 2010-87, Class SK	Aaa	6.243	%(c)	07/16/40	7,731	1,192,845
Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class G41B	B3	0.456	%(c)	10/25/45	380	200,829
Greenpoint Mortgage Funding Trust, Series 2006-AR2, Class 1A2	Caa2	0.506	%(c)	04/25/36	6,150	1,945,878
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1	Caa2	0.486	%(c)	04/25/36	560	231,485
GSR Mortgage Loan Trust, Series 2005-8F, Class 2A1	CCC(d)	5.50%		11/25/35	5,595	5,083,288

GSR Mortgage Loan Trust, Series 2005-AR4, Class 3A5	B-(d)	2.91	%(c)	07/25/35	800	597,224
Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1A	A1	3.331	%(c)	01/19/35	623	476,414
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A1A	Ba1	0.607	%(c)	01/19/35	187	106,280
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A3	B3	0.637	%(c)	01/19/35	598	308,349
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A	Baa3	1.256	%(c)	11/25/47	1,877	1,267,795
Homestar Mortgage Acceptance Corp., Series 2004-5, Class A4	Aaa	0.826	%(c)	10/25/34	2,394	2,162,679
Homestar Mortgage Acceptance Corp., Series 2004-6, Class A3A	Aaa	0.806	%(c)	01/25/35	6,819	6,272,682
IMPAC Secured Assets Common Owner Trust, Series 2006-2, Class 2A1	Aaa	0.606	%(c)	08/25/36	623	546,766
Indymac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2	Caa2	0.456	%(c)	10/25/36	2,529	1,734,673
JPMorgan Alternative Loan Trust, Series 2006-S1, Class 3A2	Caa1	0.526	%(c)	03/25/36	3,365	2,592,578
JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4	B+(d)	3.152	%(c)	08/25/35	1,400	1,111,006
JPMorgan Mortgage Trust, Series 2005-A8, Class 2A3	Caa1	4.501	%(c)	11/25/35	4,300	3,323,083
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A1	CCC(d)	6.50%		01/25/36	4,850	3,396,381
Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1	Aaa	2.934	%(c)	04/21/34	4,215	4,219,296
Master Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1, 144A	Caa1	3.626	%(c)	11/25/35	5,483	3,578,830
Master Alternative Loans Trust, Series 2004-10, Class 5A1	AAA(d)	0.706	%(c)	09/25/34	2,751	2,345,134
Master Reperforming Loan Trust, Series 2005-1, Class 1A3, 144A	Baa2	7.00%		08/25/34	3,197	3,251,407
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	B2	0.466	%(c)	02/25/36	554	430,312
Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3	BBB(d)	2.752	%(c)	06/25/35	2,300	1,800,334
Merrill Lynch Mortgage Investors, Inc., Series 2005-A9, Class 1A1	B-(d)	2.655	%(c)	12/25/35	2,100	1,755,413
MLCC Mortgage Investors, Inc., Series 2006-1, Class 1A	Caa2	2.269	%(c)	02/25/36	307	252,150
MLCC Mortgage Investors, Inc., Series 2006-1, Class 2A1	B2	4.961	%(c)	02/25/36	989	869,371
Morgan Stanley Mortgage Loan Trust, Series 2004-10AR, Class 4A	A2	5.468	%(c)	11/25/34	3,983	3,902,797
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1	Caa2	0.956	%(c)	12/25/35	4,463	3,056,133
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3	Ca2	4.675	%(c)	03/25/36	5,224	3,157,734
Nomura Asset Acceptance Corp., Series 2004-R3, Class A1, 144A	A1	6.50%		02/25/35	4,336	4,415,410
Nomura Asset Acceptance Corp., Series 2006-AF1, Class 2A	Ca2	2.895	%(c)	06/25/36	2,046	956,639
RBSGC Mortgage Pass-Through Certificates, Series 2005-A, Class 5A	Baa2	7.00%		04/25/35	4,877	4,582,942
RBSGC Mortgage Pass-Through Certificates, Series 2007-B, Class 1A4	Caa1	0.706	%(c)	01/25/37	2,935	1,716,961
RBSSP Resecuritization Trust, Series 2003-13, Class 4A1, 144A	AAA(d)	3.71	%(c)	12/26/35	2,800	2,836,398
Residential Accredit Loans, Inc., Series 2006-QS8, Class A2	Caa2	6.00%		08/25/36	8,165	5,083,891
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2	Caa2	0.616	%(c)	01/25/37	741	423,528
Residential Asset Mortgage Products, Inc., Series 2005-SL1, Class A7	Caa2	8.00%		05/25/32	252	236,373
Residential Asset Securitization Trust, Series 2007-A7, Class A3	CCC(d)	6.00%		07/25/37	4,200	1,878,971
Saco I, Inc., Series 2007-VA1, Class A, 144A	BB(d)	8.778	%(c)	06/25/21	3,088	3,267,694
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 6A	A1	2.986	%(c)	09/25/34	424	392,819

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2	Aaa	0.556	%(c)	09/25/34	514	393,783
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 5A	Ba1	5.50	%(c)	12/25/34	859	806,573
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A	Aa2	0.626	%(c)	07/25/34	506	417,461
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1	Caa2	2.534	%(c)	06/25/35	166	119,905
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1	Caa2	5.762	%(c)	10/25/35	4,610	3,559,651
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5A1	CCC(d)	5.685	%(c)	05/25/36	729	569,660
Structured Asset Mortgage Investments, Inc., Series 2007-AR4, Class A1	Aa3	0.456	%(c)	09/25/47	262	247,276
Structured Asset Securities Corp., Series 2005-16, Class 1A2	Caa1	5.50%		09/25/35	1,250	1,143,581
Structured Asset Securities Corp., Series 2005-RF1, Class A, 144A	B1	0.606	%(c)	03/25/35	4,100	3,375,777
Structured Asset Securities Corp., Series 2005-RF2, Class A, 144A	B2	0.606	%(c)	04/25/35	3,946	3,277,021
Structured Asset Securities Corp., Series 2005-RF3, Class 1A, 144A	B1	0.606	%(c)	06/25/35	4,135	3,408,398
Structured Asset Securities Corp., Series 2007-BC4, Class A3	Baa1	0.506	%(c)	11/25/37	1,634	1,549,040
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1	B2	6.178	%(c)	09/25/37	4,612	4,535,585
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	CCC(d)	2.897	%(c)	08/20/35	271	184,602
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 1A7	A1	2.709	%(c)	09/25/33	869	837,084
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A	Aaa	0.576	%(c)	08/25/45	8,610	7,228,685
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR5, Class A12A	Ba1	1.35	%(c)	06/25/46	720	529,196
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A3	B(d)	5.831	%(c)	08/25/36	3,940	3,444,663
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1	CCC(d)	5.241	%(c)	02/25/37	1,441	1,080,531
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	CCC(d)	5.178	%(c)	03/25/37	1,309	1,108,936
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1	CCC(d)	5.467	%(c)	09/25/36	810	671,375
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA5, Class 1A	B3	1.12	%(c)	06/25/47	1,155	755,218
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A	B3	1.18	%(c)	07/25/47	27,670	17,177,859
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A1	A-(d)	5.679	%(c)	04/25/36	458	427,905

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $244,872,838)						239,547,648

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.4%
Federal National Mortgage Assoc., Notes(a)		3.875%		07/12/13	3,950	4,287,998
Federal National Mortgage Assoc., Notes(a)		5.00%		03/15/16	7,340	8,563,262
Federal National Mortgage Assoc., Notes(a)		5.375%		06/12/17	19,750	23,732,607
Federal National Mortgage Assoc., Notes		5.625%		07/15/37	1,730	2,127,277
Federal National Mortgage Assoc., Notes		6.625%		11/15/30	1,830	2,517,622
Federal National Mortgage Assoc., Sr. Sub. Notes		5.25%		08/01/12	14,190	15,308,058
Federal National Mortgage Assoc., Sub. Debs.		4.656%		10/09/19	5,800	3,828,980
Federal National Mortgage Assoc., Sub. Notes		4.625%		05/01/13	2,850	3,086,986
Financing Corp., FICO, Series 6P, PO		10.35%		08/03/18	710	579,443
Financing Corp., FICO, Series 7P, PO		10.35%		08/03/18	1,290	1,052,791
Financing Corp., FICO, Series 8P, PO		10.35%		08/03/18	680	554,960
Financing Corp., FICO, Series 11P, PO		9.65%		02/08/18	440	366,803
Financing Corp., FICO, Series 15P, PO		9.65%		03/07/19	640	504,600
Financing Corp., FICO, Series 19P, PO		2.928%		06/06/19	210	163,175

Financing Corp., FICO, Series B-P, PO	9.80%		04/06/18	1,340	1,110,382
Financing Corp., FICO, Series D-P, PO	8.60%		09/26/19	80	61,124
Financing Corp., FICO, Series D-P, PO	10.35%		08/03/18	1,590	1,297,626
Financing Corp., FICO, Series E-P, PO	9.65%		11/02/18	1,570	1,264,706

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $66,934,185)					70,408,400

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 44.2%
Federal Home Loan Mortgage Corp.	3.901%		TBA	27,700	28,401,142
Federal Home Loan Mortgage Corp.	4.50%		TBA	2,000	2,081,638
Federal Home Loan Mortgage Corp.	4.50%		TBA	34,300	35,666,649
Federal Home Loan Mortgage Corp.	5.50%		TBA	37,300	39,561,312
Federal Home Loan Mortgage Corp.	5.984	%(c)	07/01/36	2,569	2,712,326
Federal Home Loan Mortgage Corp.	6.00%		12/01/39	8,483	9,100,194
Federal National Mortgage Assoc.	3.50%		10/01/40	8,900	8,976,581
Federal National Mortgage Assoc.	3.50%		TBA	64,200	66,226,280
Federal National Mortgage Assoc.	3.50%		TBA	46,800	48,101,602
Federal National Mortgage Assoc.	3.50%		TBA	22,000	22,161,568
Federal National Mortgage Assoc.	4.00%		TBA	71,600	74,732,500
Federal National Mortgage Assoc.	4.00%		TBA	700	720,281
Federal National Mortgage Assoc.	4.50%		TBA	16,000	16,824,992
Federal National Mortgage Assoc.	4.50%		TBA	5,500	5,732,243
Federal National Mortgage Assoc.	4.50%		TBA	65,800	68,514,250
Federal National Mortgage Assoc.	5.00%		TBA	10,100	10,709,949
Federal National Mortgage Assoc.	5.00%		11/01/33	12,554	13,329,091
Federal National Mortgage Assoc.	5.00%		TBA	16,600	17,471,500
Federal National Mortgage Assoc.	5.476	%(c)	08/01/37	363	385,763
Federal National Mortgage Assoc.	5.50%		02/01/35-06/01/38	33,173	35,291,900
Federal National Mortgage Assoc.	5.50%		TBA	21,300	22,632,997
Federal National Mortgage Assoc.	5.50%		TBA	60,800	64,628,515
Federal National Mortgage Assoc.	5.50%		TBA	4,200	4,460,530
Federal National Mortgage Assoc.	5.643	%(c)	05/01/37	303	321,977
Federal National Mortgage Assoc.	5.705	%(c)	01/01/37	250	265,649
Federal National Mortgage Assoc.	6.00%		09/01/37-11/01/37	85,363	91,773,788
Federal National Mortgage Assoc.	6.00%		TBA	3,700	3,991,808
Federal National Mortgage Assoc.	6.00%		TBA	4,400	4,721,671
Federal National Mortgage Assoc.	6.00%		TBA	71,300	73,282,996
Federal National Mortgage Assoc.	6.00%		TBA	133,000	142,850,246
Federal National Mortgage Assoc.	6.50%		TBA	20,000	21,799,040
Federal National Mortgage Assoc.	6.50%		TBA	21,100	23,005,583
Financing Corp., FICO, Series I-P, PO	10.00%		05/11/18	1,670	1,378,730
Government National Mortgage Assoc.	2.049	%(c)	09/01/60	6,439	6,855,592
Government National Mortgage Assoc.	2.082	%(c)	07/20/60	5,701	6,014,438
Government National Mortgage Assoc.	2.747	%(c)	04/20/60	10,744	11,670,497
Government National Mortgage Assoc.	3.50%		TBA	4,800	4,829,251
Government National Mortgage Assoc.	4.00%		TBA	3,700	3,830,506
Government National Mortgage Assoc.	4.00%		TBA	43,000	44,451,250
Government National Mortgage Assoc.	4.00%		TBA	35,900	36,977,181
Government National Mortgage Assoc.	4.50%		TBA	600	632,372
Government National Mortgage Assoc.	4.50%		TBA	100	105,188
Government National Mortgage Assoc.	4.50%		TBA	10,300	10,847,187
Government National Mortgage Assoc.	4.681%		TBA	17,260	17,260,000
Government National Mortgage Assoc.	5.00%		04/15/40-09/20/40	90,467	96,596,351
Government National Mortgage Assoc.	5.00%		TBA	33,100	35,303,070
Government National Mortgage Assoc.	5.00%		TBA	4,900	5,232,548
Government National Mortgage Assoc.	5.00%		TBA	2,300	2,456,688
Government National Mortgage Assoc.	5.50%		TBA	2,500	2,684,375
Government National Mortgage Assoc.	6.00%		TBA	16,200	17,577,000
Government National Mortgage Assoc.	6.00%		TBA	29,100	31,530,304

Government National Mortgage Assoc.	6.00%	TBA	4,000	4,341,784

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $1,296,030,520)				1,301,010,873

U.S. TREASURY OBLIGATIONS — 24.8%
U.S. Treasury Bonds	3.875%	08/15/40	35,160	36,346,650
U.S. Treasury Bonds	4.375%	11/15/39-05/15/40	135,250	151,880,981
U.S. Treasury Bonds, TIPS	1.25%	07/15/20	9,010	9,450,857
U.S. Treasury Bonds, TIPS(k)	1.75%	01/15/28	6,500	7,169,482
U.S. Treasury Bonds, TIPS	2.375%	01/15/25	17,750	23,606,884
U.S. Treasury Bonds, TIPS	2.50%	01/15/29	14,330	17,165,603
U.S. Treasury Notes	0.375%	08/31/12	490	489,636
U.S. Treasury Notes	0.75%	09/15/13	21,150	21,219,393
U.S. Treasury Notes(a)	1.25%	08/31/15	70,170	70,148,107
U.S. Treasury Notes(a)	1.875%	08/31/17	24,420	24,399,023
U.S. Treasury Notes	2.625%	12/31/14-08/15/20	35,704	37,596,856
U.S. Treasury Notes	2.75%	05/31/17	158,400	167,569,934
U.S. Treasury Notes	3.50%	05/15/20	117,880	127,955,204
U.S. Treasury Strip, PO(a)	7.625%	02/15/25	55,210	34,142,858

TOTAL U.S. TREASURY OBLIGATIONS (cost $704,944,028)				729,141,468

	Shares
PREFERRED STOCKS — 0.2%

Financial Services — 0.2%
Citigroup Capital XII, 8.50%	139,325	3,679,573
Citigroup Capital XIII, 7.875%	76,750	1,918,750

		5,598,323

U.S. Government Agency Obligations
Federal National Mortgage Assoc., Series S, 8.25%	40,150	19,774

TOTAL PREFERRED STOCKS (cost $6,406,182)		5,618,097

COMMON STOCKS

Oil, Gas & Consumable Fuels
SemGroup Corp. (Class A Stock)*	1,967	45,721
SemGroup LP Escrow, 144A	760,000	1

TOTAL COMMON STOCKS (cost $718,714)		45,722

	Units
WARRANTS(l)*

Oil, Gas & Consumable Fuels
SemGroup Corp., expiring 11/30/14 (cost $0)	2,070	3,498

TOTAL LONG-TERM INVESTMENTS (cost $3,357,868,512)		3,434,369,397

Shares
SHORT-TERM INVESTMENTS — 28.4%

AFFILIATED MONEY MARKET MUTUAL FUND — 26.7%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $785,237,695; includes $257,588,750 of cash collateral for securities on loan) (b)(w)	785,237,695	785,237,695

			Principal
			Amount
			(000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 1.7%

Federal Home Loan Mortgage Corp.	0.003%	10/26/10	$50,000	49,995,833
Federal National Mortgage Assoc.	0.002%	05/09/11	100	99,884

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $50,090,825)				50,095,717

U.S. TREASURY OBLIGATION(n)
U.S. Treasury Bill (cost $44,938)	0.202%	06/02/11	45	44,939

TOTAL SHORT-TERM INVESTMENTS (cost $835,373,458)				835,378,351

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT—145.0% (cost $4,193,241,970)				4,269,747,748

	Notional
	Amount
	(000)#
OPTIONS WRITTEN(j)*

Call Options
90 Day Euro Dollar Futures,
expiring 03/14/11, Strike Price $99.63	400	(30,000)
expiring 03/16/11, Strike Price $98.75	448	(384,850)
5 Year U.S. Treasury Note Futures, expiring 11/26/10, Strike Price $120.00	88	(110,000)
10 Year U.S. Treasury Note Futures, expiring 11/26/10, Strike Price $127.00	89	(84,828)
20 Year U.S. Treasury Note Futures, expiring 10/22/10, Strike Price $134.00	113	(169,500)

		(779,178)

Put Options
90 Day Euro Dollar Futures,
expiring 03/14/11, Strike Price $99.38	400	(25,000)
expiring 03/16/11, Strike Price $98.75	448	(8,950)
10 Year U.S. Treasury Note Futures,
expiring 11/26/10, Strike Price $119.00	460	(100,625)

expiring 11/26/10, Strike Price $120.00	210	(16,406)

		(150,981)

TOTAL OPTIONS WRITTEN (premiums received $1,090,701)		(930,159)

				Principal
				Amount
				(000)#
SECURITIES SOLD SHORT — (15.6)%

Federal Home Loan Mortgage Corp. — (0.3)%
Federal Home Loan Mortgage Corp.	Aaa	4.00%	TBA	7,600	(7,792,371)
Federal Home Loan Mortgage Corp.	Aaa	4.50%	TBA	2,000	(2,081,638)

					(9,874,009)

Federal National Mortgage Assoc. — (11.6)%
Federal National Mortgage Assoc.	Aaa	3.50%	TBA	34,500	(35,588,889)
Federal National Mortgage Assoc.	Aaa	4.00%	TBA	71,600	(74,732,500)
Federal National Mortgage Assoc.	Aaa	4.00%	TBA	48,100	(49,437,757)
Federal National Mortgage Assoc.	Aaa	4.00%	TBA	700	(720,281)
Federal National Mortgage Assoc.	Aaa	4.50%	TBA	5,500	(5,732,243)
Federal National Mortgage Assoc.	Aaa	4.50%	TBA	50,200	(52,270,750)
Federal National Mortgage Assoc.	Aaa	5.00%	TBA	16,600	(17,471,500)
Federal National Mortgage Assoc.	Aaa	5.50%	TBA	21,300	(22,632,997)
Federal National Mortgage Assoc.	Aaa	5.50%	TBA	10,700	(11,373,768)
Federal National Mortgage Assoc.	Aaa	6.00%	TBA	4,400	(4,721,671)
Federal National Mortgage Assoc.	Aaa	6.00%	TBA	41,200	(44,251,356)
Federal National Mortgage Assoc.	Aaa	6.50%	TBA	20,000	(21,799,040)

					(340,732,752)

Government National Mortgage Assoc. — (3.7)%
Government National Mortgage Assoc.	Aaa	4.00%	TBA	3,700	(3,830,506)
Government National Mortgage Assoc.	Aaa	4.00%	TBA	40,700	(42,073,625)
Government National Mortgage Assoc.	Aaa	4.50%	TBA	600	(632,372)
Government National Mortgage Assoc.	Aaa	4.50%	TBA	5,700	(6,002,813)
Government National Mortgage Assoc.	Aaa	5.00%	TBA	4,900	(5,232,548)
Government National Mortgage Assoc.	Aaa	5.00%	TBA	33,100	(35,303,070)
Government National Mortgage Assoc.	Aaa	6.00%	TBA	4,000	(4,341,784)
Government National Mortgage Assoc.	Aaa	6.00%	TBA	8,000	(8,680,000)
Government National Mortgage Assoc.	Aaa	6.00%	TBA	2,600	(2,817,141)

					(108,913,859)

TOTAL SECURITIES SOLD SHORT (proceeds received $460,035,342)					(459,520,620)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o)—129.4% (cost $3,732,115,927)					3,809,296,969

Other liabilities in excess of other assets(x) — (29.4)%					(864,598,581)

NET ASSETS — 100.0%					$2,944,698,388

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corp.

FICO	Financing Corporation

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-Kind

PO	Principal Only Securities

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

BRL	Brazilian Real

EUR	Euro

JPY	Japanese Yen

RUB	Russian Ruble

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The ratings reflected are as of September 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $251,912,823; cash collateral of $257,588,750 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2010.

(d)	Standard & Poor’s rating.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $4,589,281. The aggregate value of $1,370,000 is approximately 0.0% of net assets.

(g)	Indicates a security or securities that have been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(j)	The amount represent fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(l)	The amount represent fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2010.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of September 30, 2010, 10 securities representing $72,387,055 and 2.5% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at September 30, 2010.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts and interest rate swap agreement as follows:
Futures contracts open at September 30, 2010:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2010	(Depreciation)(1)
Long Positions:
178	90 Day Euro Dollar	Dec. 2011	$44,135,100	$44,188,500	$53,400
96	2 Year U.S. Treasury Notes	Dec. 2010	21,038,298	21,070,501	32,203
604	30 Year U.S. Ultra Bonds	Dec. 2010	86,396,995	85,333,877	(1,063,118)

					(977,515)

Short Positions:
254	90 Day Euro Dollar	Jun. 2011	62,705,063	63,192,026	(486,963)
178	90 Day Euro Dollar	Dec. 2012	43,822,050	43,917,050	(95,000)
1,764	5 Year U.S. Treasury Notes	Dec. 2010	211,072,932	213,209,720	(2,136,788)
2,687	10 Year U.S. Treasury Notes	Dec. 2010	336,175,156	338,687,954	(2,512,798)
961	20 Year U.S. Treasury Bonds	Dec. 2010	128,253,157	128,503,719	(250,562)

					(5,482,111)

					$(6,459,626)

(1)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of September 30, 2010
Forward foreign currency exchange contracts outstanding at September 30, 2010:

		Notional
		Amount		Value at Settlement	Current	Unrealized
Purchase Contracts	Counterparty	(000)		Date Payable	Value	Appreciation(1)
Euro,
Expiring 11/24/10	UBS Securities	EUR	5,133	$6,796,408	$6,994,548	$198,140
Japanese Yen,
Expiring 11/24/10	Citigroup Global Markets	JPY	1,138,819	13,491,201	13,649,200	157,999

				$20,287,609	$20,643,748	$356,139

		Notional		Value at
		Amount		Settlement	Current	Unrealized
Sale Contracts	Counterparty	(000)		Date Receivable	Value	Depreciation(1)
Euro,
Expiring 11/24/10	Citigroup Global Markets	EUR	52,249	$68,652,707	$71,197,122	$(2,544,415)
Japanese Yen,
Expiring 11/24/10	Citigroup Global Markets	JPY	1,119,220	12,972,553	13,414,294	(441,741)
Expiring 11/24/10	Citigroup Global Markets	JPY	1,205,786	14,009,848	14,451,818	(441,970)

				$95,635,108	$99,063,234	$(3,428,126)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2010

Interest rate swap agreements outstanding at September 30, 2010:

						Upfront
	Termination	Notional			Fair	Premiums	Unrealized
Counterparty	Date	Amount#	Fixed Rate	Floating Rate	Value	Paid (Received)	Depreciation(2)
Barclays Bank PLC(1)	02/15/25	$4,350,000	0.25%	3 month LIBOR	$(522,679)	$—	$(522,679)
Barclays Bank PLC(1)	02/15/25	5,580,000	0.25%	3 month LIBOR	(698,995)	—	(698,995)
Barclays Bank PLC(1)	02/15/25	14,960,000	0.25%	3 month LIBOR	(1,892,126)	—	(1,892,126)
Barclays Bank PLC(1)	02/15/25	27,600,000	0.25%	3 month LIBOR	(3,444,977)	—	(3,444,977)
Barclays Bank PLC(1)	09/16/39	7,120,000	3.25%	3 month LIBOR	(488,154)	(95,209)	(392,945)
Barclays Bank PLC(1)	07/26/40	14,680,000	3.71%	3 month LIBOR	(1,075,599)	—	(1,075,599)

					$(8,122,530)	$(95,209)	$(8,027,321)

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2010.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$45,721	$—	$1
Preferred Stocks	5,618,097	—	—
Warrants	—	3,498	—
Asset-Backed Securities	—	111,963,951	—
Bank Loans	—	19,225,027	—
Commerical Mortgage-Backed Securities	—	29,549,876	—
Corporate Bonds	—	883,144,151	—
Foreign Government Bonds	—	40,556,937	—
Municipal Bonds	—	4,153,749	—
Residential Mortgage-Backed Securities	—	211,417,809	28,129,839
U.S. Government Agency Obligations	—	120,504,117	—
U.S. Government Mortgage-Backed Obligations	—	1,256,753,658	44,257,215
U.S. Treasury Obligations	—	729,186,407	—
Affiliated Money Market Mutual Fund	785,237,695	—	—
Written Options	(930,159)	—	—
Short Sales — U.S. Government Mortgage-Backed Obligations	—	(459,520,620)	—
Other Financial Instuments*
Futures	(6,459,626)	—	—
Forward Foreign Currency Contracts	—	(3,071,987)	—
Interest Rate Swaps	—	(8,027,321)	—

Total	$783,511,728	$2,935,839,252	$72,387,055

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

				Residential
	Common		Asset-Backed	Mortgage-Backed
	Stocks	Warrants	Securities	Securities
Balance as of 12/31/09	$50,624	$9,315	$245,345	$—
Accrued discounts/premiums	—	—	—	(3,817)
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)**	1	—	—	17,334
Purchases	—	—	—	28,116,322
Sales	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(50,624)	(9,315)	(245,345)	—

Balance as of 9/30/10	$1	$—	$—	$28,129,839

U.S. Government Mortgage-
Backed Oligations
Balance as of 12/31/09	$—
Accrued discounts/premiums	(9,230)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	(219,983)
Purchases	44,486,428
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/10	$44,257,215

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	Of which, $(202,648) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Notes to the Schedule of Investments (Unaudited)
Securities Valuation: Securities listed on a securities exchange (other that options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter Market, including listed securities for which the primary market is believed by AST Investment Services, Inc. (formerly American Skandia Investment Services, Inc.) and Prudential Investments LLC (“PI”), the co-managers (together the “Manager”), in consultation with the sub advisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.
Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).
Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.
Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.
Futures contracts and options there on traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.
Forward currency contracts are valued daily at current exchange rates.
Swaps are valued by “marking-to-market” the unrealized gains or losses daily.
Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.
Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.
The Trust invests in the Prudential Core Taxable Money Market Fund (formerly known as Taxable Money Market Series) (the “Portfolio”), a portfolio of Prudential Investment Portfolios 2 (formerly known as Dryden Core Investment Fund). The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.
Other information regarding the Trust is available in the most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures
(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 — Attached hereto.
SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Advanced Series Trust

By (Signature and Title)*	/s/ Deborah A. Docs Deborah A. Docs
Secretary of the Fund

Date November 22, 2010
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steve Pelletier Steve Pelletier
President and Principal Executive Officer

Date November 22, 2010

By (Signature and Title)*	/s/ Grace C. Torres Grace C. Torres
Treasurer and Principal Financial Officer

Date November 22, 2010

*	Print the name and title of each signing officer under his or her signature.